UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972

Name of Registrant:	Vanguard International Equity Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2020—April 30, 2021

Item 1: Reports to Shareholders

Semiannual Report   |   April 30, 2021
Vanguard International Stock Index Funds
Vanguard European Stock Index Fund
Vanguard Pacific Stock Index Fund

Contents
About Your Fund’s Expenses	1
European Stock Index Fund	3
Pacific Stock Index Fund	25
Trustees Approve Advisory Arrangements	46
Liquidity Risk Management	48

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2021
	Beginning Account Value 10/31/2020	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,343.20	$1.34
FTSE Europe ETF Shares	1,000.00	1,344.30	0.47
Admiral™ Shares	1,000.00	1,343.90	0.58
Institutional Shares	1,000.00	1,344.30	0.47
Institutional Plus Shares	1,000.00	1,344.30	0.41
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,234.90	$1.27
FTSE Pacific ETF Shares	1,000.00	1,236.10	0.44
Admiral Shares	1,000.00	1,236.00	0.55
Institutional Shares	1,000.00	1,235.80	0.44
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,023.65	$1.15
FTSE Europe ETF Shares	1,000.00	1,024.40	0.40
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.40	0.40
Institutional Plus Shares	1,000.00	1,024.45	0.35
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,023.65	$1.15
FTSE Pacific ETF Shares	1,000.00	1,024.40	0.40
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.23% for Investor Shares, 0.08% for FTSE Europe ETF Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares and 0.07% for Institutional Plus Shares; and for the Pacific Stock Index Fund, 0.23% for Investor Shares, 0.08% for FTSE Pacific ETF Shares, 0.10% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

European Stock Index Fund
Fund Allocation
As of April 30, 2021
Basic Materials	6.6%
Consumer Discretionary	13.7
Consumer Staples	10.9
Energy	4.8
Financials	16.3
Health Care	13.2
Industrials	17.2
Real Estate	2.7
Technology	7.3
Telecommunications	3.2
Utilities	4.1
Other	0.0
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

European Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of April 30, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
†Austria*,1,2			112,057	0.5%
Belgium
	Anheuser-Busch InBev SA*	1,550,645	109,836	0.5%
†	Belgium—Other*,2		290,444	1.2%
			400,280	1.7%
Denmark
	Novo Nordisk A/S Class B	3,004,192	221,612	1.0%
	Novozymes A/S Class B	367,608	26,072	0.1%
†	Denmark—Other*,1,2		590,320	2.6%
			838,004	3.7%
†Finland*,1,2			493,200	2.2%
France
	LVMH Moet Hennessy Louis Vuitton SE	463,060	348,846	1.5%
	Sanofi	2,024,416	212,245	0.9%
	TOTAL SE	4,499,095	198,850	0.9%
	Schneider Electric SE	974,711	155,521	0.7%
	L'Oreal SA*	355,795	145,688	0.6%
	BNP Paribas SA	2,014,200	129,146	0.6%
	Airbus SE*	1,027,192	123,530	0.6%
	Air Liquide SA Loyalty Shares*	687,371	115,755	0.5%
	Kering SA	138,422	110,919	0.5%
	AXA SA	3,563,074	100,639	0.5%
†	France—Other*,1,2,3		1,949,648	8.5%
			3,590,787	15.8%
4

European Stock Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
Germany
	SAP SE	2,083,711	291,763	1.3%
	Siemens AG (Registered)	1,397,140	233,092	1.0%
	Allianz SE (Registered)	762,587	197,980	0.9%
	BASF SE	1,702,086	137,173	0.6%
	Daimler AG (Registered)	1,529,320	136,108	0.6%
	Bayer AG (Registered)	1,821,812	117,886	0.5%
	Deutsche Telekom AG (Registered)	5,981,030	115,105	0.5%
	adidas AG	356,550	110,124	0.5%
	Deutsche Post AG (Registered)	1,810,697	106,645	0.5%
	Infineon Technologies AG	2,419,991	97,043	0.4%
	Siemens Healthineers AG1	423,683	24,212	0.1%
†	Germany—Other*,1,2		1,665,877	7.3%
			3,233,008	14.2%
†Ireland*,2,3			135,028	0.6%
Italy
	Enel SPA	14,407,672	143,058	0.6%
†	Italy—Other*,1,2		744,013	3.3%
			887,071	3.9%
Netherlands
	ASML Holding NV	740,881	480,937	2.1%
	Adyen NV*,1	50,373	123,973	0.6%
	Koninklijke Philips NV	1,688,208	95,457	0.4%
†	Netherlands—Other*,1,2		778,519	3.4%
			1,478,886	6.5%
†Norway*,1			316,645	1.4%
†Poland*,1,2			118,197	0.5%
†Portugal*,2			71,653	0.3%
Spain
	Iberdrola SA (XMAD)*	10,933,454	147,754	0.7%
	Banco Santander SA*	31,854,243	122,880	0.6%
†	Spain—Other*,1,2		597,030	2.5%
			867,664	3.8%
†Sweden*,1,2			1,456,435	6.4%
Switzerland
	Nestle SA (Registered)	5,170,481	616,997	2.7%
	Roche Holding AG	1,317,150	429,596	1.9%
	Novartis AG (Registered)	3,935,022	335,801	1.5%
	Zurich Insurance Group AG	276,085	113,266	0.5%
	ABB Ltd. (Registered)	3,165,363	102,818	0.5%
	Cie Financiere Richemont SA (Registered) Class A	945,203	97,003	0.4%
	UBS Group AG (Registered)	6,210,071	94,832	0.4%
	Roche Holding AG (Bearer)	27,465	9,550	0.1%
†	Switzerland—Other*,1,2,3		1,252,261	5.4%
			3,052,124	13.4%
5

European Stock Index Fund
			Shares	Market Value• ($000)	Percentage of Net Assets
United Kingdom
	AstraZeneca plc		2,437,378	259,444	1.2%
	HSBC Holdings plc*		37,890,848	236,580	1.0%
	Diageo plc		4,264,061	191,420	0.9%
	GlaxoSmithKline plc		9,179,192	169,629	0.8%
	Rio Tinto plc		2,023,648	169,495	0.8%
	BP plc		36,887,149	154,422	0.7%
	British American Tobacco plc		4,094,172	151,907	0.7%
	Unilever plc		2,568,823	149,997	0.7%
	Unilever plc (XLON)		2,159,090	126,473	0.6%
	Royal Dutch Shell plc Class B		6,949,297	124,348	0.6%
	Royal Dutch Shell plc Class A		6,374,788	119,950	0.5%
	BHP Group plc		3,881,995	116,906	0.5%
	Reckitt Benckiser Group plc		1,174,849	104,606	0.5%
	Prudential plc		4,833,089	102,337	0.5%
	Anglo American plc		2,278,872	96,625	0.4%
	Royal Dutch Shell plc Class A (XLON)		1,191,185	22,686	0.1%
†	United Kingdom—Other*,1,2,3			3,156,026	13.5%
				5,452,851	24.0%
Total Common Stocks (Cost $22,611,623)				22,503,890	98.9%
		Coupon
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund (Cost $469,384)[4,5]	0.068%	4,693,846	469,384	2.0%
Total Investments (Cost $23,081,007)				22,973,274	100.9%
Other Assets and Liabilities—Net				(214,301)	(0.9%)
Net Assets				22,758,973	100.0%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Non-income-producing security.
1	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $886,369,000, representing 3.9% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $418,446,000.
3	Certain securities are valued using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $458,244,000 was received for securities on loan, of which $458,000,000 is held in Vanguard Market Liquidity Fund and $244,000 is held in cash.
6

European Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	June 2021	3,645	172,659	4,823
FTSE 100 Index	June 2021	770	73,774	1,961
				6,784

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Toronto-Dominion Bank	6/16/21	EUR	97,676	USD	115,711	1,834	—
Royal Bank of Canada	6/16/21	EUR	12,855	USD	15,214	256	—
Toronto-Dominion Bank	6/16/21	GBP	8,296	USD	11,446	12	—
BNP Paribas	6/16/21	USD	87,497	CHF	81,867	—	(2,260)
Citibank, N.A.	6/16/21	USD	7,627	DKK	47,864	—	(117)
Morgan Stanley Capital Services Inc.	6/16/21	USD	3,721	EUR	3,139	—	(56)
UBS AG	6/16/21	USD	1,594	GBP	1,162	—	(11)
						2,102	(2,444)
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
At April 30, 2021, the counterparties had deposited in a segregated account cash of $2,510,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
7

European Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $22,611,623)	22,503,890
Affiliated Issuers (Cost $469,384)	469,384
Total Investments in Securities	22,973,274
Investment in Vanguard	772
Cash	244
Cash Collateral Pledged—Futures Contracts	19,076
Cash Collateral Pledged—Forward Currency Contracts	2,465
Foreign Currency, at Value (Cost $33,874)	33,779
Receivables for Investment Securities Sold	59,108
Receivables for Accrued Income	188,948
Receivables for Capital Shares Issued	2,034
Unrealized Appreciation—Forward Currency Contracts	2,102
Total Assets	23,281,802
Liabilities
Due to Custodian	56,760
Payables for Investment Securities Purchased	2,076
Collateral for Securities on Loan	458,244
Payables for Capital Shares Redeemed	1,956
Payables to Vanguard	788
Variation Margin Payable—Futures Contracts	561
Unrealized Depreciation—Forward Currency Contracts	2,444
Total Liabilities	522,829
Net Assets	22,758,973
8

European Stock Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	23,657,566
Total Distributable Earnings (Loss)	(898,593)
Net Assets	22,758,973

Investor Shares—Net Assets
Applicable to 741,719 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	26,273
Net Asset Value Per Share—Investor Shares	$35.42

ETF Shares—Net Assets
Applicable to 255,993,980 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,876,963
Net Asset Value Per Share—ETF Shares	$65.93

Admiral Shares—Net Assets
Applicable to 59,596,437 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,915,166
Net Asset Value Per Share—Admiral Shares	$82.47

Institutional Shares—Net Assets
Applicable to 24,063,055 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	846,277
Net Asset Value Per Share—Institutional Shares	$35.17

Institutional Plus Shares—Net Assets
Applicable to 600,063 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	94,294
Net Asset Value Per Share—Institutional Plus Shares	$157.14

See accompanying Notes, which are an integral part of the Financial Statements.
9

European Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Dividends[1]	303,658
Interest[2]	13
Securities Lending—Net	2,981
Total Income	306,652
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,104
Management and Administrative—Investor Shares	25
Management and Administrative—ETF Shares	4,507
Management and Administrative—Admiral Shares	1,849
Management and Administrative—Institutional Shares	264
Management and Administrative—Institutional Plus Shares	23
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	207
Marketing and Distribution—Admiral Shares	70
Marketing and Distribution—Institutional Shares	10
Marketing and Distribution—Institutional Plus Shares	—
Custodian Fees	462
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	2
Shareholders’ Reports—Admiral Shares	15
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	8,542
Net Investment Income	298,110
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(116,205)
Futures Contracts	26,486
Forward Currency Contracts	3,102
Foreign Currencies	1,082
Realized Net Gain (Loss)	(85,535)
10

European Stock Index Fund
Statement of Operations (continued)
Six Months Ended April 30, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	5,383,685
Futures Contracts	20,334
Forward Currency Contracts	1,768
Foreign Currencies	776
Change in Unrealized Appreciation (Depreciation)	5,406,563
Net Increase (Decrease) in Net Assets Resulting from Operations	5,619,138
1	Dividends are net of foreign withholding taxes of $24,116,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,000, ($1,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $48,570,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
11

European Stock Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	298,110	416,408
Realized Net Gain (Loss)	(85,535)	(1,068,071)
Change in Unrealized Appreciation (Depreciation)	5,406,563	(1,538,377)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,619,138	(2,190,040)
Distributions
Investor Shares	(235)	(468)
ETF Shares	(156,432)	(289,650)
Admiral Shares	(48,291)	(97,387)
Institutional Shares	(9,154)	(18,231)
Institutional Plus Shares	(924)	(1,716)
Total Distributions	(215,036)	(407,452)
Capital Share Transactions
Investor Shares	800	(3,442)
ETF Shares	1,319,581	556,405
Admiral Shares	(123,445)	(344,953)
Institutional Shares	(96,734)	(68,683)
Institutional Plus Shares	911	(28,288)
Net Increase (Decrease) from Capital Share Transactions	1,101,113	111,039
Total Increase (Decrease)	6,505,215	(2,486,453)
Net Assets
Beginning of Period	16,253,758	18,740,211
End of Period	22,758,973	16,253,758

See accompanying Notes, which are an integral part of the Financial Statements.
12

European Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$26.63	$29.84	$27.85	$31.44	$25.27	$27.98
Investment Operations
Net Investment Income	.455[1]	.627[1]	1.053[1]	.968[1]	.827[1]	.881
Net Realized and Unrealized Gain (Loss) on Investments	8.660	(3.221)	1.913	(3.572)	6.109	(2.738)
Total from Investment Operations	9.115	(2.594)	2.966	(2.604)	6.936	(1.857)
Distributions
Dividends from Net Investment Income	(.325)	(.616)	(.976)	(.986)	(.766)	(.853)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.325)	(.616)	(.976)	(.986)	(.766)	(.853)
Net Asset Value, End of Period	$35.42	$26.63	$29.84	$27.85	$31.44	$25.27
Total Return[2]	34.32%	-8.68%	10.90%	-8.53%	27.77%	-6.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26	$19	$25	$543	$701	$608
Ratio of Total Expenses to Average Net Assets	0.23%	0.23%	0.23%	0.23%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.73%	2.23%	3.72%	3.14%	2.81%	3.35%
Portfolio Turnover Rate[3]	1%	3%	3%	6%	4%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
13

European Stock Index Fund
Financial Highlights
FTSE Europe ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$49.57	$55.54	$51.84	$58.54	$47.05	$52.09
Investment Operations
Net Investment Income	.904[1]	1.247[1]	1.854[1]	1.912[1]	1.567[1]	1.717
Net Realized and Unrealized Gain (Loss) on Investments	16.105	(5.990)	3.744	(6.689)	11.434	(5.094)
Total from Investment Operations	17.009	(4.743)	5.598	(4.777)	13.001	(3.377)
Distributions
Dividends from Net Investment Income	(.649)	(1.227)	(1.898)	(1.923)	(1.511)	(1.663)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.649)	(1.227)	(1.898)	(1.923)	(1.511)	(1.663)
Net Asset Value, End of Period	$65.93	$49.57	$55.54	$51.84	$58.54	$47.05
Total Return	34.43%	-8.50%	11.08%	-8.44%	27.98%	-6.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,877	$11,659	$13,067	$14,624	$17,880	$10,533
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.91%	2.38%	3.50%	3.28%	2.97%	3.51%
Portfolio Turnover Rate[2]	1%	3%	3%	6%	4%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
14

European Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$62.01	$69.48	$64.84	$73.23	$58.85	$65.16
Investment Operations
Net Investment Income	1.100[1]	1.553[1]	2.298[1]	2.353[1]	2.016[1]	2.151
Net Realized and Unrealized Gain (Loss) on Investments	20.164	(7.502)	4.693	(8.338)	14.251	(6.379)
Total from Investment Operations	21.264	(5.949)	6.991	(5.985)	16.267	(4.228)
Distributions
Dividends from Net Investment Income	(.804)	(1.521)	(2.351)	(2.405)	(1.887)	(2.082)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.804)	(1.521)	(2.351)	(2.405)	(1.887)	(2.082)
Net Asset Value, End of Period	$82.47	$62.01	$69.48	$64.84	$73.23	$58.85
Total Return[2]	34.39%	-8.55%	11.05%	-8.43%	27.99%	-6.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,915	$3,795	$4,671	$4,174	$4,754	$3,609
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.83%	2.37%	3.47%	3.27%	2.97%	3.51%
Portfolio Turnover Rate[3]	1%	3%	3%	6%	4%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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European Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$26.44	$29.63	$27.65	$31.23	$25.10	$27.79
Investment Operations
Net Investment Income	.470[1]	.667[1]	.993[1]	1.014[1]	.873[1]	.921
Net Realized and Unrealized Gain (Loss) on Investments	8.606	(3.203)	1.998	(3.564)	6.068	(2.719)
Total from Investment Operations	9.076	(2.536)	2.991	(2.550)	6.941	(1.798)
Distributions
Dividends from Net Investment Income	(.346)	(.654)	(1.011)	(1.030)	(.811)	(.892)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.346)	(.654)	(1.011)	(1.030)	(.811)	(.892)
Net Asset Value, End of Period	$35.17	$26.44	$29.63	$27.65	$31.23	$25.10
Total Return	34.43%	-8.54%	11.09%	-8.42%	28.00%	-6.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$846	$710	$870	$760	$756	$574
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.84%	2.39%	3.51%	3.29%	2.99%	3.53%
Portfolio Turnover Rate[2]	1%	3%	3%	6%	4%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
16

European Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$118.14	$132.38	$123.55	$139.48	$112.09	$124.09
Investment Operations
Net Investment Income	2.133[1]	2.989[1]	4.197[1]	4.711[1]	3.910[1]	4.121
Net Realized and Unrealized Gain (Loss) on Investments	38.420	(14.294)	9.160	(16.018)	27.110	(12.133)
Total from Investment Operations	40.553	(11.305)	13.357	(11.307)	31.020	(8.012)
Distributions
Dividends from Net Investment Income	(1.553)	(2.935)	(4.527)	(4.623)	(3.630)	(3.988)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.553)	(2.935)	(4.527)	(4.623)	(3.630)	(3.988)
Net Asset Value, End of Period	$157.14	$118.14	$132.38	$123.55	$139.48	$112.09
Total Return	34.43%	-8.52%	11.08%	-8.36%	28.03%	-6.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$94	$70	$106	$170	$122	$99
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.88%	2.40%	3.34%	3.30%	3.00%	3.54%
Portfolio Turnover Rate[2]	1%	3%	3%	6%	4%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
17

European Stock Index Fund
Notes to Financial Statements
Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Europe ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
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European Stock Index Fund
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
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European Stock Index Fund
During the six months ended April 30, 2021, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds
20

European Stock Index Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
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European Stock Index Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $772,000, representing less than 0.01% of the fund’s net assets and 0.31% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,255	22,495,386	249	22,503,890
Temporary Cash Investments	469,384	—	—	469,384
Total	477,639	22,495,386	249	22,973,274
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,784	—	—	6,784
Forward Currency Contracts	—	2,102	—	2,102
Total	6,784	2,102	—	8,886
Liabilities
Forward Currency Contracts	—	2,444	—	2,444
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At April 30, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	6,784	—	6,784
Unrealized Appreciation—Forward Currency Contracts	—	2,102	2,102
Total Assets	6,784	2,102	8,886
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European Stock Index Fund
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)

Unrealized Depreciation—Forward Currency Contracts	—	2,444	2,444
Total Liabilities	—	2,444	2,444
1 Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2021, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	26,486	—	26,486
Forward Currency Contracts	—	3,102	3,102
Realized Net Gain (Loss) on Derivatives	26,486	3,102	29,588
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	20,334	—	20,334
Forward Currency Contracts	—	1,768	1,768
Change in Unrealized Appreciation (Depreciation) on Derivatives	20,334	1,768	22,102
E.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments, based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	23,123,322
Gross Unrealized Appreciation	4,996,186
Gross Unrealized Depreciation	(5,139,791)
Net Unrealized Appreciation (Depreciation)	(143,605)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2020, the fund had available capital losses totaling $866,377,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2021, the fund purchased $1,554,956,000 of investment securities and sold $432,707,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,166,333,000 and $153,087,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
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European Stock Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	1,825	55	1,868	67
Issued in Lieu of Cash Distributions	234	7	467	17
Redeemed[1]	(1,259)	(38)	(5,777)	(208)
Net Increase (Decrease)—Investor Shares	800	24	(3,442)	(124)
ETF Shares
Issued	1,472,995	23,486	2,474,253	44,346
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(153,414)	(2,700)	(1,917,848)	(44,400)
Net Increase (Decrease)—ETF Shares	1,319,581	20,786	556,405	(54)
Admiral Shares
Issued[1]	233,161	3,033	538,460	8,286
Issued in Lieu of Cash Distributions	39,458	515	79,155	1,275
Redeemed	(396,064)	(5,160)	(962,568)	(15,583)
Net Increase (Decrease)—Admiral Shares	(123,445)	(1,612)	(344,953)	(6,022)
Institutional Shares
Issued	42,404	1,289	102,077	3,718
Issued in Lieu of Cash Distributions	6,737	206	12,382	468
Redeemed	(145,875)	(4,277)	(183,142)	(6,718)
Net Increase (Decrease)—Institutional Shares	(96,734)	(2,782)	(68,683)	(2,532)
Institutional Plus Shares
Issued	—	—	—	—
Issued in Lieu of Cash Distributions	911	6	1,712	14
Redeemed	—	—	(30,000)	(224)
Net Increase (Decrease)—Institutional Plus Shares	911	6	(28,288)	(210)
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 67 and 29 shares, respectively, in the amount of $2,000 from the conversion during the year ended October 31, 2020.
H.	Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.
24

Pacific Stock Index Fund
Fund Allocation
As of April 30, 2021
Basic Materials	8.0%
Consumer Discretionary	17.6
Consumer Staples	5.0
Energy	1.3
Financials	15.8
Health Care	8.2
Industrials	18.2
Real Estate	5.8
Technology	14.5
Telecommunications	3.7
Utilities	1.9
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
25

Pacific Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of April 30, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
Australia
	Commonwealth Bank of Australia	1,782,904	122,052	1.4%
	BHP Group Ltd.	2,977,360	108,364	1.3%
	CSL Ltd.	458,345	95,746	1.1%
	Westpac Banking Corp.	3,696,120	71,227	0.8%
	National Australia Bank Ltd.	3,311,177	67,761	0.8%
	Australia & New Zealand Banking Group Ltd.	2,859,340	63,089	0.7%
	Wesfarmers Ltd.	1,135,310	47,326	0.6%
	Macquarie Group Ltd.	328,739	40,521	0.5%
	Woolworths Group Ltd.	1,267,829	38,452	0.5%
	Rio Tinto Ltd.	373,103	34,678	0.4%
†	Australia—Other*,1,2,3		816,118	9.2%
			1,505,334	17.3%
†China*,1,3			43	0.0%
Hong Kong
	AIA Group Ltd.	12,211,712	154,998	1.8%
	Hong Kong Exchanges & Clearing Ltd.	1,283,364	77,401	0.9%
†	Hong Kong—Other*,1,2,3		437,980	5.0%
			670,379	7.7%
Japan
	Toyota Motor Corp.	2,477,825	185,401	2.1%
	SoftBank Group Corp.	1,404,370	126,549	1.5%
	Sony Group Corp.	1,243,839	124,358	1.4%
	Keyence Corp.	182,066	87,401	1.0%
	Tokyo Electron Ltd.	149,384	67,848	0.8%
	Shin-Etsu Chemical Co. Ltd.	401,850	67,833	0.8%
26

Pacific Stock Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
	Mitsubishi UFJ Financial Group Inc.	12,584,072	66,948	0.8%
	Nintendo Co. Ltd.	107,195	61,493	0.7%
	Recruit Holdings Co. Ltd.	1,363,266	61,466	0.7%
	Nidec Corp.	466,266	53,839	0.6%
	Daikin Industries Ltd.	266,573	53,772	0.6%
	KDDI Corp.	1,715,766	51,867	0.6%
	Honda Motor Co. Ltd.	1,724,786	51,433	0.6%
	Takeda Pharmaceutical Co. Ltd.	1,533,824	51,230	0.6%
	Daiichi Sankyo Co. Ltd.	1,917,747	48,980	0.6%
	Hitachi Ltd.	930,628	46,064	0.5%
	Sumitomo Mitsui Financial Group Inc.	1,308,288	45,958	0.5%
	Murata Manufacturing Co. Ltd.	573,479	45,596	0.5%
	FANUC Corp.	193,168	44,483	0.5%
	Fast Retailing Co. Ltd.	51,880	42,564	0.5%
	ITOCHU Corp.	1,363,192	42,557	0.5%
	Hoya Corp.	364,646	41,448	0.5%
	Mizuho Financial Group Inc.	2,561,537	36,052	0.4%
	Softbank Corp.	2,781,367	35,853	0.4%
	Mitsui & Co. Ltd.	1,641,557	34,643	0.4%
	SMC Corp.	58,229	33,836	0.4%
	Seven & i Holdings Co. Ltd.	773,749	33,407	0.4%
	Mitsubishi Corp.	1,206,121	33,350	0.4%
	Tokio Marine Holdings Inc.	652,824	31,307	0.4%
	Nippon Telegraph & Telephone Corp.	1,226,986	30,936	0.4%
	Hino Motors Ltd.	274,856	2,307	0.0%
†	Japan—Other*,1		3,112,348	35.7%
			4,853,127	55.8%
†New Zealand*,1			78,925	0.9%
Singapore
	DBS Group Holdings Ltd.	1,792,013	40,161	0.5%
	Oversea-Chinese Banking Corp. Ltd.	3,497,797	31,975	0.4%
†	Singapore—Other*,1,3		171,616	1.9%
			243,752	2.8%
South Korea
	Samsung Electronics Co. Ltd.	4,713,923	343,577	4.0%
	SK Hynix Inc.	521,827	59,531	0.7%
	Samsung Electronics Co. Ltd. Preference Shares	841,069	55,220	0.7%
	NAVER Corp.	132,925	42,805	0.5%
	LG Chem Ltd.	45,988	38,390	0.5%
	Samsung SDI Co. Ltd.	52,933	30,896	0.4%
	Samsung Electronics Co. Ltd. GDR (Registered)	576	1,050	0.0%
†	South Korea—Other*,1,2,3,4		711,480	7.9%
			1,282,949	14.7%
Total Common Stocks (Cost $7,782,443)			8,634,509	99.2%
27

Pacific Stock Index Fund
	Coupon	Shares	Market Value• ($000)	Percentage of Net Assets
Temporary Cash Investments
Money Market Fund
Vanguard Market Liquidity Fund (Cost $46,142)[5,6]	0.068%	461,426	46,143	0.5%
Total Investments (Cost $7,828,585)			8,680,652	99.7%
Other Assets and Liabilities—Net			23,362	0.3%
Net Assets			8,704,014	100.0%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $29,458,000.
2	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $42,648,000, representing 0.5% of net assets.
3	Certain securities are valued using significant unobservable inputs.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2021.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $31,230,000 was received for securities on loan.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
KOSPI 200 Index	June 2021	150	14,230	551
S&P ASX 200 Index	June 2021	92	12,406	399
Topix Index	June 2021	214	37,233	(949)
				1

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	6/16/21	JPY	3,004,051	USD	27,260	238	—
UBS AG	5/6/21	JPY	1,193,000	USD	10,912	5	—
Royal Bank of Canada	6/16/21	KRW	15,325,159	USD	13,771	7	—
UBS AG	6/16/21	USD	10,658	JPY	1,157,310	64	—
BNP Paribas	6/16/21	USD	3,935	JPY	433,593	—	(34)
28

Pacific Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	6/16/21	USD	3,931	JPY	433,593	—	(38)
Goldman Sachs International	6/16/21	USD	7,978	KRW	9,064,401	—	(171)
						314	(243)
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
29

Pacific Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $7,782,443)	8,634,509
Affiliated Issuers (Cost $46,142)	46,143
Total Investments in Securities	8,680,652
Investment in Vanguard	316
Cash	30
Cash Collateral Pledged—Futures Contracts	4,321
Foreign Currency, at Value (Cost $959)	958
Receivables for Investment Securities Sold	6,289
Receivables for Accrued Income	46,100
Receivables for Capital Shares Issued	2,400
Unrealized Appreciation—Forward Currency Contracts	314
Other Assets	7,889
Total Assets	8,749,269
Liabilities
Payables for Investment Securities Purchased	12,371
Collateral for Securities on Loan	31,230
Payables for Capital Shares Redeemed	809
Payables to Vanguard	317
Variation Margin Payable—Futures Contracts	285
Unrealized Depreciation—Forward Currency Contracts	243
Total Liabilities	45,255
Net Assets	8,704,014
30

Pacific Stock Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	8,028,595
Total Distributable Earnings (Loss)	675,419
Net Assets	8,704,014

Investor Shares—Net Assets
Applicable to 804,383 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,550
Net Asset Value Per Share—Investor Shares	$15.60

ETF Shares—Net Assets
Applicable to 65,883,823 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,393,759
Net Asset Value Per Share—ETF Shares	$81.87

Admiral Shares—Net Assets
Applicable to 28,411,542 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,876,821
Net Asset Value Per Share—Admiral Shares	$101.26

Institutional Shares—Net Assets
Applicable to 27,168,351 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	420,884
Net Asset Value Per Share—Institutional Shares	$15.49

See accompanying Notes, which are an integral part of the Financial Statements.
31

Pacific Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Dividends[1]	95,580
Interest[2]	13
Securities Lending—Net	540
Total Income	96,133
Expenses
The Vanguard Group—Note B
Investment Advisory Services	611
Management and Administrative—Investor Shares	11
Management and Administrative—ETF Shares	1,325
Management and Administrative—Admiral Shares	1,023
Management and Administrative—Institutional Shares	120
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	73
Marketing and Distribution—Admiral Shares	42
Marketing and Distribution—Institutional Shares	5
Custodian Fees	263
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	—
Shareholders’ Reports—Admiral Shares	7
Shareholders’ Reports—Institutional Shares	9
Trustees’ Fees and Expenses	1
Total Expenses	3,491
Net Investment Income	92,642
Realized Net Gain (Loss)
Investment Securities Sold[2]	(35,334)
Futures Contracts	12,711
Forward Currency Contracts	(1,605)
Foreign Currencies	1,034
Realized Net Gain (Loss)	(23,194)
32

Pacific Stock Index Fund
Statement of Operations (continued)
Six Months Ended April 30, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,432,179
Futures Contracts	1,320
Forward Currency Contracts	283
Foreign Currencies	(193)
Change in Unrealized Appreciation (Depreciation)	1,433,589
Net Increase (Decrease) in Net Assets Resulting from Operations	1,503,037
1	Dividends are net of foreign withholding taxes of $9,832,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $12,000, $0, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
33

Pacific Stock Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	92,642	151,374
Realized Net Gain (Loss)	(23,194)	(108,322)
Change in Unrealized Appreciation (Depreciation)	1,433,589	(58,157)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,503,037	(15,105)
Distributions
Investor Shares	(144)	(244)
ETF Shares	(59,935)	(89,477)
Admiral Shares	(35,274)	(57,428)
Institutional Shares	(6,054)	(10,826)
Total Distributions	(101,407)	(157,975)
Capital Share Transactions
Investor Shares	587	(1,158)
ETF Shares	956,606	14,284
Admiral Shares	94,586	(145,559)
Institutional Shares	(68,149)	(96,202)
Net Increase (Decrease) from Capital Share Transactions	983,630	(228,635)
Total Increase (Decrease)	2,385,260	(401,715)
Net Assets
Beginning of Period	6,318,754	6,720,469
End of Period	8,704,014	6,318,754

See accompanying Notes, which are an integral part of the Financial Statements.
34

Pacific Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.79	$13.01	$12.24	$13.56	$11.42	$10.99
Investment Operations
Net Investment Income	.162[1]	.283[1]	.309[1]	.347[1]	.295[1]	.257
Net Realized and Unrealized Gain (Loss) on Investments	2.835	(.209)	.801	(1.336)	2.141	.426
Total from Investment Operations	2.997	.074	1.110	(.989)	2.436	.683
Distributions
Dividends from Net Investment Income	(.187)	(.294)	(.340)	(.331)	(.296)	(.253)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.187)	(.294)	(.340)	(.331)	(.296)	(.253)
Net Asset Value, End of Period	$15.60	$12.79	$13.01	$12.24	$13.56	$11.42
Total Return[2]	23.49%	0.52%	9.39%	-7.53%	21.71%	6.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13	$10	$11	$225	$296	$281
Ratio of Total Expenses to Average Net Assets	0.23%	0.23%	0.23%	0.23%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.09%	2.28%	2.50%	2.51%	2.44%	2.39%
Portfolio Turnover Rate[3]	3%	4%	4%	4%	3%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
35

Pacific Stock Index Fund
Financial Highlights
FTSE Pacific ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$67.11	$68.25	$64.24	$71.13	$59.92	$57.65
Investment Operations
Net Investment Income	.931[1]	1.577[1]	1.823[1]	1.895[1]	1.677[1]	1.440
Net Realized and Unrealized Gain (Loss) on Investments	14.868	(1.091)	4.071	(6.940)	11.195	2.240
Total from Investment Operations	15.799	.486	5.894	(5.045)	12.872	3.680
Distributions
Dividends from Net Investment Income	(1.039)	(1.626)	(1.884)	(1.845)	(1.662)	(1.410)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.039)	(1.626)	(1.884)	(1.845)	(1.662)	(1.410)
Net Asset Value, End of Period	$81.87	$67.11	$68.25	$64.24	$71.13	$59.92
Total Return	23.61%	0.68%	9.53%	-7.34%	21.89%	6.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,394	$3,630	$3,708	$3,927	$5,015	$3,217
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.29%	2.42%	2.80%	2.65%	2.60%	2.55%
Portfolio Turnover Rate[2]	3%	4%	4%	4%	3%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
36

Pacific Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$83.00	$84.41	$79.43	$87.97	$74.10	$71.30
Investment Operations
Net Investment Income	1.112[1]	1.938[1]	2.251[1]	2.360[1]	2.049[1]	1.781
Net Realized and Unrealized Gain (Loss) on Investments	18.422	(1.354)	5.031	(8.618)	13.876	2.763
Total from Investment Operations	19.534	.584	7.282	(6.258)	15.925	4.544
Distributions
Dividends from Net Investment Income	(1.274)	(1.994)	(2.302)	(2.282)	(2.055)	(1.744)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.274)	(1.994)	(2.302)	(2.282)	(2.055)	(1.744)
Net Asset Value, End of Period	$101.26	$83.00	$84.41	$79.43	$87.97	$74.10
Total Return[2]	23.60%	0.66%	9.50%	-7.36%	21.90%	6.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,877	$2,279	$2,493	$2,202	$2,388	$1,983
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.21%	2.40%	2.80%	2.64%	2.60%	2.55%
Portfolio Turnover Rate[3]	3%	4%	4%	4%	3%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
37

Pacific Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.70	$12.91	$12.15	$13.46	$11.34	$10.91
Investment Operations
Net Investment Income	.170[1]	.296[1]	.346[1]	.364[1]	.320[1]	.275
Net Realized and Unrealized Gain (Loss) on Investments	2.816	(.199)	.770	(1.323)	2.118	.424
Total from Investment Operations	2.986	.097	1.116	(.959)	2.438	.699
Distributions
Dividends from Net Investment Income	(.196)	(.307)	(.356)	(.351)	(.318)	(.269)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.196)	(.307)	(.356)	(.351)	(.318)	(.269)
Net Asset Value, End of Period	$15.49	$12.70	$12.91	$12.15	$13.46	$11.34
Total Return	23.58%	0.72%	9.51%	-7.37%	21.91%	6.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$421	$400	$508	$443	$408	$291
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.21%	2.40%	2.81%	2.66%	2.62%	2.57%
Portfolio Turnover Rate[2]	3%	4%	4%	4%	3%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
38

Pacific Stock Index Fund
Notes to Financial Statements
Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Pacific ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at April 30, 2021, the fund had a concentration of its investments in securities issued in Japan, and the performance of such investments may be impacted by the country's social, political, and economic conditions.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in
39

Pacific Stock Index Fund
the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
40

Pacific Stock Index Fund
During the six months ended April 30, 2021, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds
41

Pacific Stock Index Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $316,000, representing less than 0.01% of the fund’s net assets and 0.13% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
42

Pacific Stock Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1	8,619,502	15,006	8,634,509
Temporary Cash Investments	46,143	—	—	46,143
Total	46,144	8,619,502	15,006	8,680,652
Derivative Financial Instruments
Assets
Futures Contracts[1]	950	—	—	950
Forward Currency Contracts	—	314	—	314
Total	950	314	—	1,264
Liabilities
Futures Contracts[1]	949	—	—	949
Forward Currency Contracts	—	243	—	243
Total	949	243	—	1,192
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At April 30, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	950	—	950
Unrealized Appreciation—Forward Currency Contracts	—	314	314
Total Assets	950	314	1,264

Unrealized Depreciation—Futures Contracts[1]	949	—	949
Unrealized Depreciation—Forward Currency Contracts	—	243	243
Total Liabilities	949	243	1,192
1 Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
43

Pacific Stock Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2021, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	12,711	—	12,711
Forward Currency Contracts	—	(1,605)	(1,605)
Realized Net Gain (Loss) on Derivatives	12,711	(1,605)	11,106
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,320	—	1,320
Forward Currency Contracts	—	283	283
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,320	283	1,603
E.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments, based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,867,651
Gross Unrealized Appreciation	2,233,568
Gross Unrealized Depreciation	(1,420,495)
Net Unrealized Appreciation (Depreciation)	813,073
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2020, the fund had available capital losses totaling $180,102,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2021, the fund purchased $1,186,221,000 of investment securities and sold $205,285,000 of investment securities, other than temporary cash investments. Purchases and sales include $775,714,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
44

Pacific Stock Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	1,504	99	1,916	152
Issued in Lieu of Cash Distributions	144	9	244	19
Redeemed[1]	(1,061)	(69)	(3,318)	(265)
Net Increase (Decrease)—Investor Shares	587	39	(1,158)	(94)
ETF Shares
Issued	956,606	11,791	352,731	5,463
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(338,447)	(5,700)
Net Increase (Decrease)—ETF Shares	956,606	11,791	14,284	(237)
Admiral Shares
Issued[1]	234,223	2,363	269,792	3,400
Issued in Lieu of Cash Distributions	28,508	293	46,110	544
Redeemed	(168,145)	(1,701)	(461,461)	(6,021)
Net Increase (Decrease)—Admiral Shares	94,586	955	(145,559)	(2,077)
Institutional Shares
Issued	37,679	2,472	43,105	3,713
Issued in Lieu of Cash Distributions	4,882	328	7,616	588
Redeemed	(110,710)	(7,134)	(146,923)	(12,139)
Net Increase (Decrease)—Institutional Shares	(68,149)	(4,334)	(96,202)	(7,838)
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 151 and 23 shares, respectively, in the amount of $2,000 from the conversion during the year ended October 31, 2020.
H.	Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.
45

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.
46

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
47

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard International Equity Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
48

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q722 062021

Semiannual Report   |   April 30, 2021
Vanguard Total World Stock Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	26
Liquidity Risk Management	28

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2021
Total World Stock Index Fund	Beginning Account Value 10/31/2020	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return
ETF Shares	$1,000.00	$1,294.30	$0.46
Admiral™ Shares	1,000.00	1,294.10	0.57
Institutional Shares	1,000.00	1,294.10	0.46
Based on Hypothetical 5% Yearly Return
ETF Shares	$1,000.00	$1,024.40	$0.40
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.08% for ETF Shares, 0.10% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Total World Stock Index Fund
Fund Allocation
As of April 30, 2021
Basic Materials	4.4%
Consumer Discretionary	15.7
Consumer Staples	5.9
Energy	3.5
Financials	14.1
Health Care	11.0
Industrials	14.3
Real Estate	3.6
Technology	21.3
Telecommunications	3.2
Utilities	3.0
Other	0.0
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

Total World Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of April 30, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
†Australia*,1,2,3		588,016	2.0%
†Austria*,1,2		24,330	0.1%
†Belgium*,1		84,687	0.3%
†Brazil*,2		171,656	0.6%
†Canada*,1,2		819,412	2.8%
†Chile*		20,281	0.1%
China
Tencent Holdings Ltd.	2,332,302	186,052	0.7%
Alibaba Group Holding Ltd.*	5,549,620	160,427	0.6%
† China—Other*,1,2,3		926,834	3.1%
		1,273,313	4.4%
†Colombia*		6,506	0.0%
†Czech Republic*,2		4,120	0.0%
†Denmark*,1,2		178,899	0.6%
†Egypt*		3,674	0.0%
†Finland*,1,2		104,188	0.4%
4

Total World Stock Index Fund
	Shares	Market Value• ($000)	Percentage of Net Assets
France
LVMH Moet Hennessy Louis Vuitton SE	97,803	73,680	0.3%
† France—Other*,1,2,3		686,865	2.3%
		760,545	2.6%
†Germany*,1,2		683,993	2.4%
†Greece*,3		9,881	0.0%
†Hong Kong*,1,2,3		261,219	0.9%
†Hungary*		6,731	0.0%
†India*,2,3		371,824	1.3%
†Indonesia*,3		44,726	0.2%
†Ireland*,3		18,821	0.1%
†Israel*		44,594	0.2%
†Italy*,1,2		187,821	0.7%
Japan
Toyota Motor Corp.	968,704	72,482	0.3%
† Japan—Other*,1		1,826,219	6.3%
		1,898,701	6.6%
†Kuwait*		19,329	0.1%
†Malaysia*,2		63,660	0.2%
†Mexico*,2		66,432	0.2%
Netherlands
ASML Holding NV	157,153	102,015	0.4%
† Netherlands—Other*,1,2		211,495	0.7%
		313,510	1.1%
†New Zealand*,1		30,454	0.1%
†Norway*,2		67,550	0.2%
†Pakistan*		2,670	0.0%
†Peru		326	0.0%
†Philippines*,2		25,797	0.1%
†Poland*,1,2		24,521	0.1%
†Portugal[1]		15,647	0.1%
†Qatar*		24,955	0.1%
†Romania		1,236	0.0%
†Russia*,2		85,115	0.3%
†Saudi Arabia*,2		104,277	0.4%
5

Total World Stock Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
†Singapore*,1,3			95,531	0.3%
†South Africa*,1,2			138,396	0.5%
†South Korea*,1,2,3			502,116	1.7%
†Spain*,1,2,3			184,644	0.6%
†Sweden*,1,2,3			310,170	1.1%
Switzerland
	Nestle SA (Registered)	1,096,031	130,790	0.5%
	Roche Holding AG	266,272	86,846	0.3%
	Novartis AG (Registered)	832,789	71,067	0.3%
†	Switzerland—Other*,1,2,3		360,512	1.1%
			649,215	2.2%
Taiwan
	Taiwan Semiconductor Manufacturing Co. Ltd.	6,549,141	137,922	0.5%
†	Taiwan—Other*,3		447,426	1.5%
			585,348	2.0%
†Thailand*,1,3			85,555	0.3%
†Turkey*,2,3			16,474	0.1%
†United Arab Emirates*,3			22,260	0.1%
†United Kingdom*,1,2,3			1,167,776	4.0%
United States
	Apple Inc.	6,239,223	820,208	2.9%
	Microsoft Corp.	2,949,124	743,710	2.6%
	Amazon.com Inc.*	167,006	579,080	2.0%
	Facebook Inc. Class A*	945,630	307,405	1.1%
	Alphabet Inc. Class A*	118,393	278,638	1.0%
	Alphabet Inc. Class C*	114,288	275,448	1.0%
	Tesla Inc.*	301,701	214,039	0.8%
	JPMorgan Chase & Co.	1,191,833	183,316	0.7%
	Johnson & Johnson	1,037,737	168,871	0.6%
	Berkshire Hathaway Inc. Class B*	578,457	159,047	0.6%
	Visa Inc. Class A	664,323	155,159	0.6%
	UnitedHealth Group Inc.	371,582	148,187	0.5%
	NVIDIA Corp.	232,430	139,546	0.5%
	Home Depot Inc.	422,767	136,837	0.5%
	Mastercard Inc. Class A	347,293	132,687	0.5%
	Walt Disney Co.*	711,622	132,376	0.5%
	Procter & Gamble Co.	955,828	127,527	0.5%
	Bank of America Corp.	3,040,797	123,244	0.4%
	PayPal Holdings Inc.*	462,575	121,329	0.4%
	Comcast Corp. Class A	1,781,676	100,041	0.4%
	Adobe Inc.*	188,865	96,008	0.4%
	Exxon Mobil Corp.	1,665,772	95,349	0.3%
	Verizon Communications Inc.	1,628,953	94,137	0.3%
	Intel Corp.	1,615,802	92,957	0.3%
	AT&T Inc.	2,804,049	88,075	0.3%
	Netflix Inc.*	167,454	85,983	0.3%
	Cisco Systems Inc.	1,666,918	84,863	0.3%
6

Total World Stock Index Fund
			Shares	Market Value• ($000)	Percentage of Net Assets
	Pfizer Inc.		2,187,950	84,564	0.3%
	Coca-Cola Co.		1,518,506	81,969	0.3%
	Abbott Laboratories		679,996	81,654	0.3%
	salesforce.com Inc.*		344,916	79,441	0.3%
	PepsiCo Inc.		545,304	78,611	0.3%
	Chevron Corp.		755,769	77,897	0.3%
	AbbVie Inc.		693,385	77,312	0.3%
	Walmart Inc.		547,226	76,562	0.3%
	Merck & Co. Inc.		993,587	74,022	0.3%
	Thermo Fisher Scientific Inc.		155,104	72,935	0.3%
	Accenture plc Class A		250,409	72,611	0.3%
	Broadcom Inc.		155,120	70,766	0.3%
	McDonald's Corp.		292,230	68,990	0.3%
	Medtronic plc		526,534	68,934	0.3%
†	United States—Other*,1,2,3			9,763,122	32.7%
				16,513,457	57.2%
Total Common Stocks (Cost $19,477,220)				28,684,359	99.4%
		Coupon
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund (Cost $310,695)[4,5]	0.068%	3,107,063	310,706	1.1%
Total Investments (Cost $19,787,915)				28,995,065	100.5%
Other Assets and Liabilities—Net				(134,012)	(0.5%)
Net Assets				28,861,053	100.0%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $176,821,000.
2	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $402,578,000, representing 1.4% of net assets.
3	Certain securities are valued using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $189,102,000 was received for securities on loan, of which $184,242,000 is held in Vanguard Market Liquidity Fund and $4,860,000 is held in cash.
7

Total World Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2021	89	10,064	(349)
E-mini S&P 500 Index	June 2021	438	91,419	4,143
Euro Stoxx 50 Index	June 2021	319	15,111	462
FTSE 100 Index	June 2021	52	4,982	172
MSCI Emerging Markets Index	June 2021	272	18,178	(94)
S&P ASX 200 Index	June 2021	34	4,585	121
S&P TSX 60 Index	June 2021	27	4,988	89
Topix Index	June 2021	54	9,395	(85)
				4,459

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	6/16/21	AUD	4,083	USD	3,113	33	—
Bank of America, N.A.	6/16/21	AUD	1,334	USD	1,017	11	—
Royal Bank of Canada	6/16/21	AUD	340	USD	259	3	—
BNP Paribas	6/16/21	CAD	7,641	USD	6,047	170	—
Bank of America, N.A.	6/16/21	CAD	2,075	USD	1,642	46	—
Royal Bank of Canada	6/16/21	CAD	444	USD	354	7	—
BNP Paribas	6/16/21	EUR	10,615	USD	12,579	195	—
JPMorgan Chase Bank, N.A.	6/16/21	EUR	4,588	USD	5,389	132	—
Morgan Stanley Capital Services Inc.	6/16/21	EUR	3,206	USD	3,801	57	—
Royal Bank of Canada	6/16/21	EUR	889	USD	1,049	21	—
UBS AG	6/16/21	GBP	2,453	USD	3,366	23	—
Royal Bank of Canada	6/16/21	GBP	267	USD	370	—	(1)
Standard Chartered Bank	6/16/21	INR	498,612	USD	6,707	—	(25)
BNP Paribas	6/16/21	JPY	487,034	USD	4,420	39	—
UBS AG	6/16/21	JPY	374,680	USD	3,397	32	—
JPMorgan Chase Bank, N.A.	5/7/21	JPY	300,000	USD	2,745	1	—
JPMorgan Chase Bank, N.A.	6/16/21	JPY	219,728	USD	2,023	—	(12)
Royal Bank of Canada	6/16/21	JPY	97,825	USD	885	10	—
Citibank, N.A.	6/16/21	USD	2,465	AUD	3,159	31	—
Citibank, N.A.	6/16/21	USD	2,558	CAD	3,171	—	(22)
BNP Paribas	6/16/21	USD	10,110	CHF	9,459	—	(261)
Citibank, N.A.	6/16/21	USD	675	DKK	4,237	—	(10)
Citibank, N.A.	6/16/21	USD	7,537	EUR	6,228	42	—
8

Total World Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Royal Bank of Canada	6/16/21	USD	4,107	EUR	3,498	—	(103)
Royal Bank of Canada	6/16/21	USD	4,163	GBP	3,032	—	(26)
Citibank, N.A.	6/16/21	USD	2,303	GBP	1,656	16	—
UBS AG	6/16/21	USD	935	HKD	7,263	—	—
Citibank, N.A.	6/16/21	USD	5,325	JPY	575,550	57	—
BNP Paribas	6/16/21	USD	4,434	JPY	488,577	—	(38)
Morgan Stanley Capital Services Inc.	6/16/21	USD	4,429	JPY	488,577	—	(43)
Royal Bank of Canada	6/16/21	USD	3,367	JPY	371,286	—	(31)
Toronto-Dominion Bank	6/16/21	USD	2,328	KRW	2,645,559	—	(51)
						926	(623)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.
At April 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $31,000 and cash of $20,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Total World Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $19,477,220)	28,684,359
Affiliated Issuers (Cost $310,695)	310,706
Total Investments in Securities	28,995,065
Investment in Vanguard	1,000
Cash	32,605
Cash Collateral Pledged—Futures Contracts	9,171
Cash Collateral Pledged—Forward Currency Contracts	20
Foreign Currency, at Value (Cost $21,153)	21,046
Receivables for Investment Securities Sold	2,095
Receivables for Accrued Income	57,090
Receivables for Capital Shares Issued	14,786
Unrealized Appreciation—Forward Currency Contracts	926
Total Assets	29,133,804
Liabilities
Payables for Investment Securities Purchased	71,657
Collateral for Securities on Loan	189,102
Payables for Capital Shares Redeemed	1,603
Payables to Vanguard	987
Variation Margin Payable—Futures Contracts	1,288
Unrealized Depreciation—Forward Currency Contracts	623
Deferred Foreign Capital Gains Taxes	7,491
Total Liabilities	272,751
Net Assets	28,861,053
10

Total World Stock Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	20,187,279
Total Distributable Earnings (Loss)	8,673,774
Net Assets	28,861,053

ETF Shares—Net Assets
Applicable to 202,985,300 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,541,343
Net Asset Value Per Share—ETF Shares	$101.20

Admiral Shares—Net Assets
Applicable to 125,449,392 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,497,405
Net Asset Value Per Share—Admiral Shares	$35.85

Institutional Shares—Net Assets
Applicable to 18,495,076 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,822,305
Net Asset Value Per Share—Institutional Shares	$206.67

See accompanying Notes, which are an integral part of the Financial Statements.
11

Total World Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Dividends[1]	224,755
Interest[2]	69
Securities Lending—Net	1,394
Total Income	226,218
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,167
Management and Administrative—ETF Shares	5,532
Management and Administrative—Admiral Shares	1,517
Management and Administrative—Institutional Shares	1,144
Marketing and Distribution—ETF Shares	284
Marketing and Distribution—Admiral Shares	84
Marketing and Distribution—Institutional Shares	53
Custodian Fees	560
Shareholders’ Reports—ETF Shares	39
Shareholders’ Reports—Admiral Shares	15
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	2
Total Expenses	10,399
Net Investment Income	215,819
Realized Net Gain (Loss)
Investment Securities Sold[2]	(44,453)
Futures Contracts	31,785
Swap Contracts	14
Forward Currency Contracts	(192)
Foreign Currencies	589
Realized Net Gain (Loss)	(12,257)
12

Total World Stock Index Fund
Statement of Operations (continued)
Six Months Ended April 30, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	5,846,491
Futures Contracts	8,294
Swap Contracts	(3)
Forward Currency Contracts	892
Foreign Currencies	(31)
Change in Unrealized Appreciation (Depreciation)	5,855,643
Net Increase (Decrease) in Net Assets Resulting from Operations	6,059,205
1	Dividends are net of foreign withholding taxes of $13,393,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $63,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $7,483,000.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Total World Stock Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	215,819	382,588
Realized Net Gain (Loss)	(12,257)	55,647
Change in Unrealized Appreciation (Depreciation)	5,855,643	627,154
Net Increase (Decrease) in Net Assets Resulting from Operations	6,059,205	1,065,389
Distributions
Investor Shares	—	—
ETF Shares	(151,126)	(275,179)
Admiral Shares	(30,943)	(51,356)
Institutional Shares	(31,327)	(64,101)
Total Distributions	(213,396)	(390,636)
Capital Share Transactions
Investor Shares	—	(3,594)
ETF Shares	2,352,559	1,493,356
Admiral Shares	799,831	530,126
Institutional Shares	(155,830)	94,517
Net Increase (Decrease) from Capital Share Transactions	2,996,560	2,114,405
Total Increase (Decrease)	8,842,369	2,789,158
Net Assets
Beginning of Period	20,018,684	17,229,526
End of Period	28,861,053	20,018,684

See accompanying Notes, which are an integral part of the Financial Statements.
14

Total World Stock Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$78.87	$76.83	$69.96	$72.13	$59.62	$59.34
Investment Operations
Net Investment Income	.807[1]	1.556[1]	1.801[1]	1.732[1]	1.512[1]	1.443
Net Realized and Unrealized Gain (Loss) on Investments	22.329	2.078	6.825	(2.241)	12.528	.204
Total from Investment Operations	23.136	3.634	8.626	(.509)	14.040	1.647
Distributions
Dividends from Net Investment Income	(.806)	(1.594)	(1.756)	(1.661)	(1.530)	(1.367)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.806)	(1.594)	(1.756)	(1.661)	(1.530)	(1.367)
Net Asset Value, End of Period	$101.20	$78.87	$76.83	$69.96	$72.13	$59.62
Total Return	29.43%	4.87%	12.60%	-0.82%	23.82%	2.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,541	$14,070	$12,122	$11,372	$9,755	$6,112
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.09%	0.10%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.71%	2.03%	2.48%	2.32%	2.28%	2.50%
Portfolio Turnover Rate[2]	2%	6%	7%	9%	10%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
15

Total World Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,	February 7, 2019[1] to October 31, 2019
		2020
Net Asset Value, Beginning of Period	$27.94	$27.22	$25.00
Investment Operations
Net Investment Income[2]	.286	.547	.488
Net Realized and Unrealized Gain (Loss) on Investments	7.907	.732	2.173
Total from Investment Operations	8.193	1.279	2.661
Distributions
Dividends from Net Investment Income	(.283)	(.559)	(.441)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.283)	(.559)	(.441)
Net Asset Value, End of Period	$35.85	$27.94	$27.22
Total Return[3]	29.41%	4.83%	10.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,497	$2,842	$2,181
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	1.71%	2.02%	2.53%[4]
Portfolio Turnover Rate[5]	2%	6%	7%[6]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.
16

Total World Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$161.08	$156.89	$142.87	$147.32	$121.75	$121.18
Investment Operations
Net Investment Income	1.635[1]	3.176[1]	3.702[1]	3.531[1]	3.112[1]	2.956
Net Realized and Unrealized Gain (Loss) on Investments	45.598	4.265	13.907	(4.578)	25.594	.414
Total from Investment Operations	47.233	7.441	17.609	(1.047)	28.706	3.370
Distributions
Dividends from Net Investment Income	(1.643)	(3.251)	(3.589)	(3.403)	(3.136)	(2.800)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.643)	(3.251)	(3.589)	(3.403)	(3.136)	(2.800)
Net Asset Value, End of Period	$206.67	$161.08	$156.89	$142.87	$147.32	$121.75
Total Return	29.41%	4.87%	12.57%	-0.82%	23.86%	2.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,822	$3,107	$2,924	$2,570	$2,529	$1,617
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.70%	2.03%	2.49%	2.33%	2.29%	2.51%
Portfolio Turnover Rate[2]	2%	6%	7%	9%	10%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
17

Total World Stock Index Fund
Notes to Financial Statements
Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to November 7, 2019, the fund offered Investor Shares. Effective at the close of business on November 7, 2019, the remaining Investor Shares were converted to Admiral Shares.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of
18

Total World Stock Index Fund
stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
19

Total World Stock Index Fund
During the six months ended April 30, 2021, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open swap contracts at April 30, 2021.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
20

Total World Stock Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
21

Total World Stock Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $1,000,000, representing less than 0.01% of the fund’s net assets and 0.40% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
22

Total World Stock Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	17,592,537	5,525	8	17,598,070
Common Stocks—Other	293,673	10,782,470	10,146	11,086,289
Temporary Cash Investments	310,706	—	—	310,706
Total	18,196,916	10,787,995	10,154	28,995,065
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,987	—	—	4,987
Forward Currency Contracts	—	926	—	926
Total	4,987	926	—	5,913
Liabilities
Futures Contracts[1]	528	—	—	528
Forward Currency Contracts	—	623	—	623
Total	528	623	—	1,151
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At April 30, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	4,987	—	4,987
Unrealized Appreciation—Forward Currency Contracts	—	926	926
Total Assets	4,987	926	5,913

Unrealized Depreciation—Futures Contracts[1]	528	—	528
Unrealized Depreciation—Forward Currency Contracts	—	623	623
23

Total World Stock Index Fund
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Total Liabilities	528	623	1,151
1 Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2021, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	31,785	—	31,785
Swap Contracts	14	—	14
Forward Currency Contracts	—	(192)	(192)
Realized Net Gain (Loss) on Derivatives	31,799	(192)	31,607
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	8,294	—	8,294
Swap Contracts	(3)	—	(3)
Forward Currency Contracts	—	892	892
Change in Unrealized Appreciation (Depreciation) on Derivatives	8,291	892	9,183
E.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments, based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	19,831,167
Gross Unrealized Appreciation	10,218,967
Gross Unrealized Depreciation	(1,050,307)
Net Unrealized Appreciation (Depreciation)	9,168,660
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2020, the fund had available capital losses totaling $572,541,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2021, the fund purchased $3,598,802,000 of investment securities and sold $579,292,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,075,763,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
24

Total World Stock Index Fund
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2021, such purchases and sales were $59,102,000 and $61,501,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	—	—	70	2
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	—	—	(3,664)	(115)
Net Increase (Decrease)—Investor Shares	—	—	(3,594)	(113)
ETF Shares
Issued	2,352,559	24,599	2,214,590	30,406
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(721,234)	(9,800)
Net Increase (Decrease)—ETF Shares	2,352,559	24,599	1,493,356	20,606
Admiral Shares
Issued[1]	1,200,991	35,728	1,409,764	55,845
Issued in Lieu of Cash Distributions	27,421	829	45,953	1,739
Redeemed	(428,581)	(12,821)	(925,591)	(35,995)
Net Increase (Decrease)—Admiral Shares	799,831	23,736	530,126	21,589
Institutional Shares
Issued	419,439	2,142	964,601	6,259
Issued in Lieu of Cash Distributions	30,074	158	61,520	403
Redeemed	(605,343)	(3,091)	(931,604)	(6,011)
Net Increase (Decrease)—Institutional Shares	(155,830)	(791)	94,517	651
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 73,932 and 85,057 shares, respectively, in the amount of $2,357,000 from the conversion during the year ended October 31, 2020. Investor Shares—Redeemed and Admiral Shares—Issued include 58,384,000 and 67,167,000 shares, respectively, in the amount of $1,755,147,000 from the conversion during the year ended October 31, 2019.
H.	Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.
25

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Total World Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.
26

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
27

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard International Equity Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total World Stock Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q6282 062021

Semiannual Report   |   April 30, 2021
Vanguard FTSE International Index Funds
Vanguard FTSE All-World ex-US Index Fund
Vanguard FTSE All-World ex-US Small-Cap Index Fund

Contents
About Your Fund’s Expenses	1
FTSE All-World ex-US Index Fund	3
FTSE All-World ex-US Small-Cap Index Fund	28
Trustees Approve Advisory Arrangements	50
Liquidity Risk Management	52

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2021
	Beginning Account Value 10/31/2020	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
ETF Shares	$1,000.00	$1,273.00	$0.45
Admiral™ Shares	1,000.00	1,272.70	0.62
Institutional Shares	1,000.00	1,273.00	0.45
Institutional Plus Shares	1,000.00	1,273.10	0.34
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares	$1,000.00	$1,323.50	$0.63
Admiral Shares	1,000.00	1,322.70	0.92
Institutional Shares	1,000.00	1,323.30	0.63
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
ETF Shares	$1,000.00	$1,024.40	$0.40
Admiral Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.40	0.40
Institutional Plus Shares	1,000.00	1,024.50	0.30
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares	$1,000.00	$1,024.25	$0.55
Admiral Shares	1,000.00	1,024.00	0.80
Institutional Shares	1,000.00	1,024.25	0.55
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.08% for ETF Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares and 0.06% for Institutional Plus Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.11% for ETF Shares, 0.16% for Admiral Shares, and 0.11% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

FTSE All-World ex-US Index Fund
Fund Allocation
As of April 30, 2021
Basic Materials	7.2%
Consumer Discretionary	14.9
Consumer Staples	7.5
Energy	4.7
Financials	18.9
Health Care	9.0
Industrials	13.6
Real Estate	3.0
Technology	14.6
Telecommunications	3.5
Utilities	3.1
Other	0.0
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

FTSE All-World ex-US Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of April 30, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
Australia
	Commonwealth Bank of Australia	3,289,752	225,205	0.4%
	BHP Group Ltd.	5,476,783	199,332	0.4%
	CSL Ltd.	841,686	175,824	0.4%
	Westpac Banking Corp.	6,813,392	131,299	0.3%
†	Australia—Other*,1,2		1,755,248	3.3%
			2,486,908	4.8%
†Austria*			66,083	0.1%
†Belgium*,1			332,254	0.6%
Brazil
	CPFL Energia SA	369,600	1,997	0.0%
†	Brazil—Other*,1,3		756,122	1.5%
			758,119	1.5%
Canada
	Royal Bank of Canada	2,643,537	252,299	0.5%
	Shopify Inc. Class A*	201,449	237,792	0.5%
	Toronto-Dominion Bank	3,355,013	230,646	0.4%
	Enbridge Inc.	3,719,615	143,471	0.3%
	Bank of Nova Scotia	2,244,631	142,934	0.3%
	Canadian National Railway Co.	1,319,404	142,047	0.3%
	Canada—Other*,1,3		1,845,796	3.5%
			2,994,985	5.8%
†Chile*,1			88,832	0.2%
4

FTSE All-World ex-US Index Fund
	Shares	Market Value• ($000)	Percentage of Net Assets
China
Tencent Holdings Ltd.	10,983,904	876,208	1.7%
Alibaba Group Holding Ltd.*	26,180,540	756,820	1.5%
Meituan Class B*,3	7,073,918	270,749	0.5%
China Construction Bank Corp. Class H	166,760,517	131,631	0.3%
Industrial & Commercial Bank of China Ltd. Class H	148,179,655	96,153	0.2%
Bank of China Ltd. Class H	145,401,284	57,688	0.1%
China Life Insurance Co. Ltd. Class H	14,169,183	28,723	0.1%
Alibaba Health Information Technology Ltd.*	8,806,719	26,806	0.1%
China Petroleum and Chemical Corp. (Sinopec) Class H	48,892,731	24,114	0.1%
China Resources Beer Holdings Co. Ltd.	2,983,630	24,035	0.1%
China Resources Land Ltd.	5,125,316	23,997	0.1%
Agricultural Bank of China Class H	59,872,835	23,196	0.1%
China Overseas Land & Investment Ltd.	7,214,629	18,259	0.1%
China Shenhua Energy Co. Ltd. Class H	6,899,360	14,371	0.1%
PetroChina Co. Ltd. Class H	37,988,969	13,743	0.1%
PICC Property & Casualty Co. Ltd. Class H	12,608,470	12,344	0.0%
China Tourism Group Duty Free Corp. Ltd. Class A*	250,262	12,010	0.0%
Postal Savings Bank of China Co. Ltd. Class H3	17,351,637	11,254	0.0%
Citic Pacific Ltd.	9,005,697	9,458	0.0%
China CITIC Bank Corp. Ltd. Class H	18,043,749	9,420	0.0%
China Longyuan Power Group Corp. Ltd. Class H	6,304,086	9,270	0.0%
China Resources Gas Group Ltd.	1,620,189	8,766	0.0%
Agricultural Bank of China Ltd. Class A*	15,450,000	7,634	0.0%
Sinopharm Group Co. Ltd. Class H	2,438,106	7,520	0.0%
China Construction Bank Corp. Class A*	6,760,900	7,025	0.0%
Industrial & Commercial Bank of China Ltd. Class A*	8,191,400	6,489	0.0%
Kunlun Energy Co. Ltd.	5,461,356	5,839	0.0%
China Yangtze Power Co. Ltd. Class A*	1,856,179	5,721	0.0%
People's Insurance Co. Group of China Ltd. Class H	15,044,882	5,143	0.0%
China Insurance International Holdings Co. Ltd.	2,768,872	5,125	0.0%
China Resources Power Holdings Co. Ltd.	3,857,843	5,068	0.0%
CGN Power Co. Ltd. Class H3	21,074,536	4,848	0.0%
Dongfeng Motor Group Co. Ltd. Class H	5,198,643	4,518	0.0%
China Resources Cement Holdings Ltd.	3,971,958	4,327	0.0%
China Galaxy Securities Co. Ltd. Class H*	6,990,117	4,154	0.0%
China State Construction Engineering Corp. Ltd. Class A*	5,392,929	4,112	0.0%
China Literature Ltd.*,3	392,388	4,087	0.0%
China Merchants Port Holdings Co. Ltd.	2,464,229	3,942	0.0%
Zhuzhou CRRC Times Electric Co. Ltd. Class H*	949,225	3,769	0.0%
Alibaba Pictures Group Ltd.*	23,752,294	3,451	0.0%
Baoshan Iron & Steel Co. Ltd. Class A*	2,389,600	3,176	0.0%
China Cinda Asset Management Co. Ltd. Class H*	15,961,916	3,138	0.0%
China Oilfield Services Ltd. Class H	3,398,706	3,105	0.0%
Bank of China Ltd. Class A*	6,171,723	3,098	0.0%
AviChina Industry & Technology Co. Ltd. Class H	4,437,567	2,848	0.0%
Air China Ltd. Class H*	3,476,019	2,748	0.0%
Shanghai Baosight Software Co. Ltd. Class B*	692,745	2,606	0.0%
China Life Insurance Co. Ltd. Class A*	507,500	2,584	0.0%
Citic Pacific Special Steel Group Co. Ltd. Class A	644,353	2,571	0.0%
China Huarong Asset Management Co. Ltd. Class H2,3	19,420,157	2,550	0.0%
Beijing Capital International Airport Co. Ltd. Class H*	3,385,292	2,457	0.0%
China Coal Energy Co. Ltd. Class H	4,530,041	2,450	0.0%
China Southern Airlines Co. Ltd. Class H*	3,501,237	2,371	0.0%
China State Construction International Holdings Ltd.	3,209,767	2,248	0.0%
5

FTSE All-World ex-US Index Fund
	Shares	Market Value• ($000)	Percentage of Net Assets
China Petroleum & Chemical Corp. Class A*	3,191,100	2,104	0.0%
Daqin Railway Co. Ltd. Class A*	1,894,066	2,012	0.0%
China Resources Pharmaceutical Group Ltd.[3]	2,881,732	1,941	0.0%
China Communications Services Corp. Ltd. Class H	4,417,205	1,910	0.0%
Angang Steel Co. Ltd. Class H1	2,650,568	1,822	0.0%
Sinopec Shanghai Petrochemical Co. Ltd. Class H	7,260,940	1,795	0.0%
China Power International Development Ltd.	7,750,326	1,776	0.0%
Sinotrans Ltd. Class H*	3,824,064	1,746	0.0%
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A*	933,396	1,673	0.0%
AVIC Shenyang Aircraft Co. Ltd. Class A*	180,200	1,606	0.0%
Sinopec Engineering Group Co. Ltd. Class H	2,545,188	1,571	0.0%
China Shenhua Energy Co. Ltd. Class A*	523,056	1,549	0.0%
China National Nuclear Power Co. Ltd. Class A*	1,886,600	1,519	0.0%
AVIC Xi'an Aircraft Industry Group Co. Ltd. Class A*	358,700	1,330	0.0%
Maanshan Iron & Steel Co. Ltd. Class A*	1,869,100	1,221	0.0%
China Reinsurance Group Corp. Class H*	11,496,206	1,197	0.0%
China Railway Signal & Communication Corp. Ltd. Class H*,3	2,781,353	1,104	0.0%
China CITIC Bank Corp. Ltd. Class A*	1,129,935	904	0.0%
China Southern Airlines Co. Ltd. Class A*	906,697	888	0.0%
China Railway Signal & Communication Corp. Ltd. Class A*	1,025,723	888	0.0%
Zhongjin Gold Corp. Ltd. Class A*	619,850	816	0.0%
Power Construction Corp. of China Ltd. Class A*	1,375,200	810	0.0%
China National Accord Medicines Corp. Ltd. Class B*	246,585	718	0.0%
China Merchants Energy Shipping Co. Ltd. Class A*	873,064	661	0.0%
Air China Ltd. Class A*	479,226	605	0.0%
AVICOPTER plc Class A*	76,800	603	0.0%
China CSSC Holdings Ltd. Class A*	236,500	570	0.0%
China National Medicines Corp. Ltd. Class A*	100,300	570	0.0%
Dongxing Securities Co. Ltd. Class A*	356,192	566	0.0%
Angang Steel Co. Ltd. Class A*	719,300	540	0.0%
Heilongjiang Agriculture Co. Ltd. Class A*	231,300	540	0.0%
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A*	132,100	510	0.0%
FAW Jiefang Group Co. Ltd. Class A*	292,500	499	0.0%
China Oilfield Services Ltd. Class A*	236,889	481	0.0%
Sinopec Oilfield Service Corp. Class H*	5,410,803	479	0.0%
China Merchants Property Operation & Service Co. Ltd. Class A*	141,100	459	0.0%
China Satellite Communications Co. Ltd. Class A*	183,900	443	0.0%
China Coal Energy Co. Ltd. Class A*	378,138	408	0.0%
CSSC Offshore and Marine Engineering Group Co. Ltd. Class H*	408,399	397	0.0%
Offshore Oil Engineering Co. Ltd. Class A*	576,900	387	0.0%
Sinotrans Ltd. Class A*	502,200	378	0.0%
Shanghai Electric Power Co. Ltd. Class A*	323,400	351	0.0%
CSSC Offshore and Marine Engineering Group Co. Ltd. Class A*	105,100	345	0.0%
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A*	211,700	337	0.0%
Glarun Technology Co. Ltd. Class A*	158,900	337	0.0%
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A*	275,373	330	0.0%
CNOOC Energy Technology & Services Ltd. Class A*	872,200	327	0.0%
6

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A*	851,600	309	0.0%
	Guangxi Guiguan Electric Power Co. Ltd. Class A*	376,900	301	0.0%
	Tian Di Science & Technology Co. Ltd. Class A*	529,200	297	0.0%
	China Galaxy Securities Co. Ltd. Class A*	184,700	284	0.0%
	COFCO Sugar Holding Co. Ltd. Class A*	185,600	270	0.0%
	Shennan Circuits Co. Ltd. Class A*	21,938	268	0.0%
	Grandjoy Holdings Group Co. Ltd. Class A*	456,788	257	0.0%
	Bluestar Adisseo Co. Class A*	133,700	249	0.0%
	Cinda Real Estate Co. Ltd. Class A*	377,000	211	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd. Class A*	338,000	191	0.0%
	ADAMA Ltd. Class A*	134,900	184	0.0%
	Sinopec Oilfield Service Corp. Class A*	543,200	163	0.0%
	Maanshan Iron & Steel Co. Ltd. Class H*	296,000	141	0.0%
	CGN Power Co. Ltd. Class A*	294,300	123	0.0%
	China West Construction Group Co. Ltd. Class A*	50,600	65	0.0%
†	China—Other*,1,2,3		2,995,371	5.6%
			5,632,444	10.8%
†Colombia*			29,918	0.1%
†Czech Republic*,3			17,244	0.0%
Denmark
	Novo Nordisk A/S Class B	2,996,442	221,040	0.4%
†	Denmark—Other*,3		539,567	1.1%
			760,607	1.5%
†Egypt*			13,781	0.0%
†Finland*			432,431	0.8%
France
	LVMH Moet Hennessy Louis Vuitton SE	462,554	348,465	0.7%
	Sanofi	2,022,880	212,084	0.4%
	TOTAL SE	4,497,682	198,788	0.4%
	Schneider Electric SE	976,355	155,783	0.3%
†	France—Other*,1,3		2,552,451	4.9%
			3,467,571	6.7%
Germany
	SAP SE	2,083,931	291,793	0.6%
	Siemens AG (Registered)	1,396,196	232,934	0.5%
	Allianz SE (Registered)	761,993	197,826	0.4%
	BASF SE	1,699,335	136,952	0.3%
	Daimler AG (Registered)	1,524,501	135,679	0.3%
†	Germany—Other*,1,3		2,024,331	3.7%
			3,019,515	5.8%
†Greece*,2			37,950	0.1%
Hong Kong
	AIA Group Ltd.	22,467,611	285,172	0.6%
	Hong Kong Exchanges & Clearing Ltd.	2,359,455	142,301	0.3%
	BOC Hong Kong Holdings Ltd.	6,671,530	23,459	0.1%
	BOC Aviation Ltd.[3]	380,126	3,422	0.0%
	Sun Art Retail Group Ltd.*	2,977,000	2,740	0.0%
7

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
	MMG Ltd.*	4,207,627	2,718	0.0%
	Nexteer Automotive Group Ltd.	1,494,541	1,676	0.0%
	China Travel International Investment Hong Kong Ltd.*	4,636,794	804	0.0%
†	Hong Kong—Other*,1,2,3		725,853	1.3%
			1,188,145	2.3%
†Hungary*			32,475	0.1%
India
	Nestle India Ltd.	60,024	13,201	0.1%
†	India—Other*,3		1,533,114	2.9%
			1,546,315	3.0%
†Indonesia*			182,855	0.4%
†Ireland*,2			97,128	0.2%
†Israel*			179,157	0.3%
Italy
	Enel SPA	14,415,605	143,137	0.3%
†	Italy—Other*,3		616,336	1.2%
			759,473	1.5%
Japan
	Toyota Motor Corp.	4,566,207	341,663	0.7%
	SoftBank Group Corp.	2,583,207	232,774	0.5%
	Sony Group Corp.	2,288,684	228,820	0.5%
	Keyence Corp.	333,974	160,325	0.3%
†	Japan—Other*,1		7,195,092	13.7%
			8,158,674	15.7%
†Kuwait*			87,997	0.2%
Malaysia
	Nestle Malaysia Bhd.	111,300	3,686	0.0%
†	Malaysia—Other*		247,241	0.5%
			250,927	0.5%
†Mexico*			286,411	0.5%
Netherlands
	ASML Holding NV	741,422	481,288	0.9%
†	Netherlands—Other*,3		920,340	1.8%
			1,401,628	2.7%
†New Zealand*			107,154	0.2%
†Norway*,3			230,433	0.4%
†Pakistan			3,223	0.0%
†Philippines*			110,017	0.2%
†Poland*,1,3			92,244	0.2%
†Portugal*			58,293	0.1%
8

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
†Qatar*			115,451	0.2%
†Romania			5,069	0.0%
†Russia*			395,809	0.8%
†Saudi Arabia*,3			463,014	0.9%
†Singapore*			407,445	0.8%
South Africa
	Naspers Ltd. Class N	784,568	178,552	0.4%
†	South Africa—Other*,1,3		439,240	0.8%
			617,792	1.2%
South Korea
	Samsung Electronics Co. Ltd.	4,398,690	320,601	0.6%
	Samsung Electronics Co. Ltd. GDR (Registered)	173,495	316,120	0.6%
	Samsung Electronics Co. Ltd. Preference Shares	1,423,189	93,439	0.2%
†	South Korea—Other*,1,2,3		1,342,641	2.6%
			2,072,801	4.0%
Spain
	Iberdrola SA (XMAD)*	10,924,545	147,634	0.3%
†	Spain—Other*,1,3		647,350	1.2%
			794,984	1.5%
†Sweden*,1,3			1,204,296	2.3%
Switzerland
	Nestle SA (Registered)	5,176,381	617,701	1.2%
	Roche Holding AG	1,285,996	419,435	0.8%
	Novartis AG (Registered)	3,935,957	335,880	0.7%
†	Switzerland—Other*,1,2,3		1,518,786	2.9%
			2,891,802	5.6%
Taiwan
	Taiwan Semiconductor Manufacturing Co. Ltd.	23,580,873	496,604	1.0%
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,128,037	481,907	0.9%
†	Taiwan—Other*,1		1,331,258	2.5%
			2,309,769	4.4%
†Thailand*,1,3			313,794	0.6%
†Turkey*,3			55,968	0.1%
†United Arab Emirates*			103,517	0.2%
United Kingdom
	AstraZeneca plc	2,438,880	259,604	0.5%
	HSBC Holdings plc*	37,846,715	236,304	0.5%
	Diageo plc	4,253,844	190,961	0.4%
	GlaxoSmithKline plc	9,155,268	169,187	0.3%
	Rio Tinto plc	2,017,040	168,942	0.3%
	British American Tobacco plc	4,230,089	156,950	0.3%
	BP plc	36,819,353	154,139	0.3%
	Unilever plc	2,597,169	151,652	0.3%
	Royal Dutch Shell plc Class A	7,486,349	140,865	0.3%
9

FTSE All-World ex-US Index Fund
			Shares	Market Value• ($000)	Percentage of Net Assets
†	United Kingdom—Other*,1,2,3			3,215,172	6.1%
				4,843,776	9.3%
Total Common Stocks (Cost $37,573,538)				51,506,478	99.2%
		Coupon
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund (Cost $639,345)[4,5]	0.068%	6,393,586	639,358	1.3%
Total Investments (Cost $38,212,883)				52,145,836	100.5%
Other Assets and Liabilities—Net				(237,486)	(0.5%)
Net Assets				51,908,350	100.0%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $517,727,000.
2	Certain securities are valued using significant unobservable inputs.
3	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $1,608,364,000, representing 3.1% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $563,301,000 was received for securities on loan, of which $556,457,000 is held in Vanguard Market Liquidity Fund and $6,844,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	June 2021	1,413	66,932	2,633
FTSE 100 Index	June 2021	311	29,797	1,061
MSCI EAFE Index	June 2021	1,030	116,251	1,655
MSCI Emerging Markets Index	June 2021	1,783	119,158	290
S&P ASX 200 Index	June 2021	146	19,688	790
Topix Index	June 2021	235	40,887	385
				6,814

10

FTSE All-World ex-US Index Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	6/16/21	AUD	22,081	USD	16,881	133	—
BNP Paribas	6/16/21	CAD	4,560	USD	3,609	101	—
Royal Bank of Canada	6/16/21	EUR	49,619	USD	58,776	937	—
Bank of America, N.A.	6/16/21	GBP	20,779	USD	28,745	—	(44)
BNP Paribas	6/16/21	JPY	3,610,756	USD	32,749	302	—
BNP Paribas	6/16/21	USD	51,174	CHF	47,881	—	(1,322)
HSBC Bank plc	6/16/21	USD	23,658	CHF	21,618	—	(44)
Goldman Sachs International	6/16/21	USD	24,083	GBP	17,217	303	—
UBS AG	6/16/21	USD	3,468	HKD	26,935	—	—
Citibank, N.A.	6/16/21	USD	47,716	JPY	5,159,220	491	—
Toronto-Dominion Bank	6/16/21	USD	8,039	KRW	9,136,189	—	(174)
UBS AG	6/17/21	USD	4,029	ZAR	60,955	—	(146)
						2,267	(1,730)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.
ZAR—South African rand.
At April 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $598,000 and cash of $1,530,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
11

FTSE All-World ex-US Index Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $37,573,538)	51,506,478
Affiliated Issuers (Cost $639,345)	639,358
Total Investments in Securities	52,145,836
Investment in Vanguard	1,837
Cash	6,844
Cash Collateral Pledged—Futures Contracts	26,067
Cash Collateral Pledged—Forward Currency Contracts	940
Foreign Currency, at Value (Cost $60,131)	60,360
Receivables for Investment Securities Sold	74,837
Receivables for Accrued Income	263,653
Receivables for Capital Shares Issued	6,864
Unrealized Appreciation—Forward Currency Contracts	2,267
Total Assets	52,589,505
Liabilities
Due to Custodian	52,633
Payables for Investment Securities Purchased	18,310
Collateral for Securities on Loan	563,301
Payables for Capital Shares Redeemed	6,122
Payables to Vanguard	1,793
Variation Margin Payable—Futures Contracts	6,772
Unrealized Depreciation—Forward Currency Contracts	1,730
Deferred Foreign Capital Gains Taxes	30,494
Total Liabilities	681,155
Net Assets	51,908,350
12

FTSE All-World ex-US Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	40,566,003
Total Distributable Earnings (Loss)	11,342,347
Net Assets	51,908,350

ETF Shares—Net Assets
Applicable to 539,203,540 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,503,626
Net Asset Value Per Share—ETF Shares	$62.14

Admiral Shares—Net Assets
Applicable to 221,963,195 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,572,903
Net Asset Value Per Share—Admiral Shares	$38.62

Institutional Shares—Net Assets
Applicable to 47,762,898 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,848,149
Net Asset Value Per Share—Institutional Shares	$122.44

Institutional Plus Shares—Net Assets
Applicable to 30,723,365 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,983,672
Net Asset Value Per Share—Institutional Plus Shares	$129.66

See accompanying Notes, which are an integral part of the Financial Statements.
13

FTSE All-World ex-US Index Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Dividends[1]	557,132
Interest[2]	344
Securities Lending—Net	3,510
Total Income	560,986
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,328
Management and Administrative—ETF Shares	9,356
Management and Administrative—Admiral Shares	3,622
Management and Administrative—Institutional Shares	1,737
Management and Administrative—Institutional Plus Shares	822
Marketing and Distribution—ETF Shares	397
Marketing and Distribution—Admiral Shares	173
Marketing and Distribution—Institutional Shares	77
Marketing and Distribution—Institutional Plus Shares	24
Custodian Fees	2,417
Shareholders’ Reports—ETF Shares	50
Shareholders’ Reports—Admiral Shares	17
Shareholders’ Reports—Institutional Shares	5
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	4
Total Expenses	20,029
Net Investment Income	540,957
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	45,499
Futures Contracts	75,945
Forward Currency Contracts	2,296
Foreign Currencies	5,496
Realized Net Gain (Loss)	129,236
14

FTSE All-World ex-US Index Fund
Statement of Operations (continued)
Six Months Ended April 30, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	10,063,340
Futures Contracts	21,537
Forward Currency Contracts	3,407
Foreign Currencies	904
Change in Unrealized Appreciation (Depreciation)	10,089,188
Net Increase (Decrease) in Net Assets Resulting from Operations	10,759,381
1	Dividends are net of foreign withholding taxes of $58,427,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $84,000, ($43,000), and $42,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $165,661,000 of net gain (loss) resulting from in-kind redemptions.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $29,467,000.

See accompanying Notes, which are an integral part of the Financial Statements.
15

FTSE All-World ex-US Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	540,957	950,291
Realized Net Gain (Loss)	129,236	(501,488)
Change in Unrealized Appreciation (Depreciation)	10,089,188	(1,048,715)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,759,381	(599,912)
Distributions
Investor Shares	—	—
ETF Shares	(315,066)	(632,805)
Admiral Shares	(82,828)	(174,884)
Institutional Shares	(58,660)	(124,922)
Institutional Plus Shares	(41,903)	(75,483)
Total Distributions	(498,457)	(1,008,094)
Capital Share Transactions
Investor Shares	—	(1,784)
ETF Shares	2,779,242	824,768
Admiral Shares	(121,348)	343,960
Institutional Shares	(30,102)	(135,008)
Institutional Plus Shares	(175,908)	618,168
Net Increase (Decrease) from Capital Share Transactions	2,451,884	1,650,104
Total Increase (Decrease)	12,712,808	42,098
Net Assets
Beginning of Period	39,195,542	39,153,444
End of Period	51,908,350	39,195,542

See accompanying Notes, which are an integral part of the Financial Statements.
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FTSE All-World ex-US Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$49.33	$51.58	$47.79	$53.65	$44.60	$45.41
Investment Operations
Net Investment Income	.668[1]	1.211[1]	1.629[1]	1.557[1]	1.379[1]	1.304
Net Realized and Unrealized Gain (Loss) on Investments	12.758	(2.166)	3.692	(5.911)	9.038	(.846)
Total from Investment Operations	13.426	(.955)	5.321	(4.354)	10.417	.458
Distributions
Dividends from Net Investment Income	(.616)	(1.295)	(1.531)	(1.506)	(1.367)	(1.268)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.616)	(1.295)	(1.531)	(1.506)	(1.367)	(1.268)
Net Asset Value, End of Period	$62.14	$49.33	$51.58	$47.79	$53.65	$44.60
Total Return	27.30%	-1.83%	11.42%	-8.37%	23.73%	1.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,504	$24,308	$24,652	$21,348	$21,640	$13,983
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.09%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.22%	2.46%	3.30%	2.91%	2.82%	3.01%
Portfolio Turnover Rate[2]	2%	4%	4%	6%	4%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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FTSE All-World ex-US Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$30.66	$32.06	$29.70	$33.35	$27.72	$28.23
Investment Operations
Net Investment Income	.404[1]	.750[1]	1.010[1]	.969[1]	.855[1]	.811
Net Realized and Unrealized Gain (Loss) on Investments	7.933	(1.355)	2.289	(3.682)	5.625	(.532)
Total from Investment Operations	8.337	(.605)	3.299	(2.713)	6.480	.279
Distributions
Dividends from Net Investment Income	(.377)	(.795)	(.939)	(.937)	(.850)	(.789)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.377)	(.795)	(.939)	(.937)	(.850)	(.789)
Net Asset Value, End of Period	$38.62	$30.66	$32.06	$29.70	$33.35	$27.72
Total Return[2]	27.27%	-1.89%	11.38%	-8.37%	23.75%	1.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,573	$6,919	$6,717	$5,458	$5,304	$3,635
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.16%	2.46%	3.29%	2.89%	2.82%	3.01%
Portfolio Turnover Rate[3]	2%	4%	4%	6%	4%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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FTSE All-World ex-US Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$97.19	$101.64	$94.16	$105.72	$87.88	$89.48
Investment Operations
Net Investment Income	1.298[1]	2.380[1]	3.224[1]	3.046[1]	2.703[1]	2.577
Net Realized and Unrealized Gain (Loss) on Investments	25.165	(4.281)	7.271	(11.621)	17.838	(1.669)
Total from Investment Operations	26.463	(1.901)	10.495	(8.575)	20.541	.908
Distributions
Dividends from Net Investment Income	(1.213)	(2.549)	(3.015)	(2.985)	(2.701)	(2.508)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.213)	(2.549)	(3.015)	(2.985)	(2.701)	(2.508)
Net Asset Value, End of Period	$122.44	$97.19	$101.64	$94.16	$105.72	$87.88
Total Return	27.30%	-1.87%	11.42%	-8.35%	23.74%	1.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,848	$4,658	$4,991	$4,719	$5,532	$4,424
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.19%	2.45%	3.31%	2.92%	2.83%	3.02%
Portfolio Turnover Rate[2]	2%	4%	4%	6%	4%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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FTSE All-World ex-US Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$102.93	$107.63	$99.71	$111.96	$93.06	$94.75
Investment Operations
Net Investment Income	1.373[1]	2.548[1]	3.403[1]	3.336[1]	2.863[1]	2.754
Net Realized and Unrealized Gain (Loss) on Investments	26.654	(4.528)	7.725	(12.397)	18.928	(1.767)
Total from Investment Operations	28.027	(1.980)	11.128	(9.061)	21.791	.987
Distributions
Dividends from Net Investment Income	(1.297)	(2.720)	(3.208)	(3.189)	(2.891)	(2.677)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.297)	(2.720)	(3.208)	(3.189)	(2.891)	(2.677)
Net Asset Value, End of Period	$129.66	$102.93	$107.63	$99.71	$111.96	$93.06
Total Return	27.31%	-1.83%	11.43%	-8.33%	23.79%	1.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,984	$3,311	$2,793	$2,588	$2,731	$2,222
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.19%	2.48%	3.30%	2.94%	2.86%	3.05%
Portfolio Turnover Rate[2]	2%	4%	4%	6%	4%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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FTSE All-World ex-US Index Fund
Notes to Financial Statements
Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to November 7, 2019, the fund offered Investor Shares. Effective at the close of business on November 7, 2019, the remaining Investor Shares were converted to Admiral Shares.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated
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FTSE All-World ex-US Index Fund
with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
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FTSE All-World ex-US Index Fund
During the six months ended April 30, 2021, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds
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FTSE All-World ex-US Index Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
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FTSE All-World ex-US Index Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $1,837,000, representing less than 0.01% of the fund’s net assets and 0.73% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	4,136,380	21,885	—	4,158,265
Common Stocks—Other	1,578,803	45,741,014	28,396	47,348,213
Temporary Cash Investments	639,358	—	—	639,358
Total	6,354,541	45,762,899	28,396	52,145,836
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,814	—	—	6,814
Forward Currency Contracts	—	2,267	—	2,267
Total	6,814	2,267	—	9,081
Liabilities
Forward Currency Contracts	—	1,730	—	1,730
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At April 30, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	6,814	—	6,814
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FTSE All-World ex-US Index Fund
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	2,267	2,267
Total Assets	6,814	2,267	9,081

Unrealized Depreciation—Forward Currency Contracts	—	1,730	1,730
Total Liabilities	—	1,730	1,730
1 Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2021, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	75,945	—	75,945
Forward Currency Contracts	—	2,296	2,296
Realized Net Gain (Loss) on Derivatives	75,945	2,296	78,241
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	21,537	—	21,537
Forward Currency Contracts	—	3,407	3,407
Change in Unrealized Appreciation (Depreciation) on Derivatives	21,537	3,407	24,944
E.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	38,384,946
Gross Unrealized Appreciation	17,393,745
Gross Unrealized Depreciation	(3,625,504)
Net Unrealized Appreciation (Depreciation)	13,768,241
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2020, the fund had available capital losses totaling $2,888,169,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
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FTSE All-World ex-US Index Fund
F.	During the six months ended April 30, 2021, the fund purchased $3,901,781,000 of investment securities and sold $1,321,979,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,911,510,000 and $298,660,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	—	—	5	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	—	—	(1,789)	(86)
Net Increase (Decrease)—Investor Shares	—	—	(1,784)	(86)
ETF Shares
Issued	2,779,242	46,422	1,452,678	28,381
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(627,910)	(13,500)
Net Increase (Decrease)—ETF Shares	2,779,242	46,422	824,768	14,881
Admiral Shares
Issued[1]	710,709	19,167	3,262,290	120,061
Issued in Lieu of Cash Distributions	63,824	1,750	136,906	4,436
Redeemed	(895,881)	(24,632)	(3,055,236)	(108,328)
Net Increase (Decrease)—Admiral Shares	(121,348)	(3,715)	343,960	16,169
Institutional Shares
Issued	659,153	5,615	1,200,708	13,238
Issued in Lieu of Cash Distributions	50,155	434	109,841	1,122
Redeemed	(739,410)	(6,213)	(1,445,557)	(15,536)
Net Increase (Decrease)—Institutional Shares	(30,102)	(164)	(135,008)	(1,176)
Institutional Plus Shares
Issued	780,850	6,372	743,171	7,460
Issued in Lieu of Cash Distributions	40,782	333	73,092	705
Redeemed	(997,540)	(8,150)	(198,095)	(1,944)
Net Increase (Decrease)—Institutional Plus Shares	(175,908)	(1,445)	618,168	6,221
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019. Investor Shares—Redeemed and Admiral Shares—Issued include 1,046 and 664 shares, respectively, in the amount of $22,000 from the conversion during the year ended October 31, 2020.
H.	Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.
27

FTSE All-World ex-US Small-Cap Index Fund
Fund Allocation
As of April 30, 2021
Basic Materials	11.0%
Consumer Discretionary	14.7
Consumer Staples	5.0
Energy	3.8
Financials	10.0
Health Care	7.1
Industrials	20.1
Real Estate	10.7
Technology	12.2
Telecommunications	1.7
Utilities	3.7
Other	0.0
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
28

FTSE All-World ex-US Small-Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of April 30, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
†Australia*,1,2,3			549,013	4.9%
Austria
	Wienerberger AG	423,354	16,597	0.2%
†	Austria—Other*,1,2		73,213	0.6%
			89,810	0.8%
†Belgium*,1			126,735	1.1%
†Brazil*,2			100,772	0.9%
Canada
	First Quantum Minerals Ltd.	2,000,423	46,107	0.4%
	Open Text Corp.	925,062	43,561	0.4%
	WSP Global Inc.	395,548	41,072	0.4%
	Emera Inc.[1]	827,182	37,599	0.3%
	Kirkland Lake Gold Ltd.	975,377	36,241	0.3%
	Algonquin Power & Utilities Corp.	2,060,362	33,240	0.3%
	Kinross Gold Corp.	4,433,564	31,201	0.3%
	CAE Inc.*	970,983	30,414	0.3%
	CCL Industries Inc. Class B	510,215	28,961	0.3%
	Lundin Mining Corp.	2,340,974	28,282	0.3%
	TFI International Inc.	312,856	27,413	0.2%
	Canadian Apartment Properties REIT[1]	589,727	26,215	0.2%
	Ritchie Bros Auctioneers Inc.	381,439	24,264	0.2%
	Gildan Activewear Inc.*	687,914	23,875	0.2%
	Northland Power Inc.	689,554	23,753	0.2%
	Pan American Silver Corp.	743,859	23,650	0.2%
	Cameco Corp.	1,403,116	23,584	0.2%
	West Fraser Timber Co. Ltd.	290,924	22,462	0.2%
29

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
	Inter Pipeline Ltd.	1,521,301	22,179	0.2%
	Toromont Industries Ltd.	273,171	21,780	0.2%
	FirstService Corp.	129,604	21,053	0.2%
	iA Financial Corp. Inc.	365,529	20,585	0.2%
	TMX Group Ltd.	182,181	20,076	0.2%
	Tourmaline Oil Corp.	906,820	19,565	0.2%
	Descartes Systems Group Inc.*	301,304	19,275	0.2%
	RioCan REIT[1]	1,117,366	19,108	0.2%
	Element Fleet Management Corp.	1,558,349	19,081	0.2%
	Ballard Power Systems Inc.*,1	854,280	18,654	0.2%
	Keyera Corp.[1]	802,966	18,363	0.2%
	Stantec Inc.	386,599	18,101	0.2%
	B2Gold Corp.	3,688,439	17,765	0.2%
	Empire Co. Ltd. Class A	563,453	17,722	0.2%
	AltaGas Ltd.	943,159	17,625	0.2%
	Parkland Corp.	530,012	17,024	0.2%
	Onex Corp.	248,439	16,633	0.1%
†	Canada—Other*,1		775,414	6.5%
			1,651,897	14.7%
†Chile*			10,776	0.1%
†China*,1,2,3			681,080	6.1%
†Colombia			2,409	0.0%
†Czech Republic			787	0.0%
Denmark
	Royal Unibrew A/S	173,697	21,217	0.2%
†	Denmark—Other*,2		130,622	1.1%
			151,839	1.3%
†Egypt*			7,288	0.1%
Finland
	Valmet Oyj	474,861	19,834	0.2%
†	Finland—Other*,1,2		101,157	0.9%
			120,991	1.1%
†France*,1,2,3			235,596	2.1%
Germany
	Dialog Semiconductor plc*	257,002	20,134	0.2%
†	Germany—Other*,1,2		385,284	3.4%
			405,418	3.6%
†Greece*			13,402	0.1%
†Hong Kong*,1,2,3			95,835	0.9%
†Hungary*,1			544	0.0%
†India*,1,2,3			380,207	3.4%
†Indonesia*,3			56,855	0.5%
30

FTSE All-World ex-US Small-Cap Index Fund
	Shares	Market Value• ($000)	Percentage of Net Assets
Ireland
Bank of Ireland Group plc*	3,197,705	18,738	0.2%
† Ireland—Other*		15,047	0.1%
		33,785	0.3%
†Israel*		63,810	0.6%
†Italy*,1,2		237,176	2.1%
†Japan*,1		1,502,925	13.4%
†Kuwait*		12,585	0.1%
†Malaysia*,2		88,728	0.8%
†Mexico*,2		50,264	0.4%
Netherlands
BE Semiconductor Industries NV	244,461	19,744	0.2%
† Netherlands—Other*,2,3		130,929	1.1%
		150,673	1.3%
†New Zealand*		73,252	0.7%
†Norway*,2		167,936	1.5%
†Pakistan*		19,277	0.2%
†Philippines*,2		19,645	0.2%
†Poland*,1,3		47,399	0.4%
†Portugal*		24,861	0.2%
†Qatar*		4,054	0.0%
†Romania		972	0.0%
†Russia*,2		10,173	0.1%
†Saudi Arabia*		47,547	0.4%
†Singapore*,1,3		81,504	0.7%
†South Africa*,1,3		66,928	0.6%
†South Korea*,3		542,190	4.8%
†Spain*,1,2,3		141,574	1.3%
Sweden
Thule Group AB*,1,2	389,362	17,661	0.2%
Dometic Group AB2	1,083,131	17,045	0.2%
† Sweden—Other*,1,2,3		442,054	3.8%
		476,760	4.2%
†Switzerland*,1,2,3		313,504	2.8%
†Taiwan*,1,3		874,811	7.8%
31

FTSE All-World ex-US Small-Cap Index Fund
			Shares	Market Value• ($000)	Percentage of Net Assets
†Thailand*,1,3				160,897	1.4%
†Turkey*,2,3				40,422	0.4%
†United Arab Emirates*,3				2,840	0.0%
United Kingdom
	Electrocomponents plc		1,601,871	23,577	0.2%
	Royal Mail plc		3,280,012	22,472	0.2%
	Dechra Pharmaceuticals plc		376,073	20,948	0.2%
	Spectris plc		414,401	18,615	0.2%
	UNITE Group plc		1,139,598	18,334	0.2%
	Games Workshop Group plc		116,676	17,483	0.2%
	Diploma plc		434,347	17,195	0.2%
†	United Kingdom—Other*,1,2,3			1,060,248	9.3%
				1,198,872	10.7%
Total Common Stocks (Cost $9,589,393)				11,136,618	99.1%
		Coupon
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund (Cost $468,055)[4,5]	0.068%	4,680,736	468,074	4.2%
Total Investments (Cost $10,057,448)				11,604,692	103.3%
Other Assets and Liabilities—Net				(365,719)	(3.3%)
Net Assets				11,238,973	100.0%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $401,427,000.
2	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $516,206,000, representing 4.6% of net assets.
3	Certain securities are valued using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $439,682,000 was received for securities on loan.
REIT—Real Estate Investment Trust.
32

FTSE All-World ex-US Small-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2021	187	21,145	(519)
MSCI EAFE Index	June 2021	220	24,830	592
MSCI Emerging Markets Index	June 2021	680	45,445	(51)
S&P TSX 60 Index	June 2021	31	5,727	111
				133

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	6/16/21	CAD	2,639	USD	2,088	59	—
BNP Paribas	6/16/21	USD	1,246	CHF	1,166	—	(32)
Royal Bank of Canada	6/16/21	USD	513	EUR	433	—	(8)
UBS AG	6/16/21	USD	514	GBP	375	—	(4)
BNP Paribas	6/16/21	USD	8,470	JPY	933,315	—	(73)
Morgan Stanley Capital Services Inc.	6/16/21	USD	5,619	JPY	619,805	—	(54)
						59	(171)
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
33

FTSE All-World ex-US Small-Cap Index Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $9,589,393)	11,136,618
Affiliated Issuers (Cost $468,055)	468,074
Total Investments in Securities	11,604,692
Investment in Vanguard	381
Cash	9,426
Cash Collateral Pledged—Futures Contracts	6,123
Foreign Currency, at Value (Cost $39,121)	38,843
Receivables for Investment Securities Sold	3,997
Receivables for Accrued Income	41,297
Receivables for Capital Shares Issued	7,247
Unrealized Appreciation—Forward Currency Contracts	59
Total Assets	11,712,065
Liabilities
Payables for Investment Securities Purchased	20,703
Collateral for Securities on Loan	439,682
Payables for Capital Shares Redeemed	5,815
Payables to Vanguard	535
Variation Margin Payable—Futures Contracts	1,465
Unrealized Depreciation—Forward Currency Contracts	171
Deferred Foreign Capital Gains Taxes	4,721
Total Liabilities	473,092
Net Assets	11,238,973
34

FTSE All-World ex-US Small-Cap Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	9,890,985
Total Distributable Earnings (Loss)	1,347,988
Net Assets	11,238,973

ETF Shares—Net Assets
Applicable to 69,705,411 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,324,071
Net Asset Value Per Share—ETF Shares	$133.76

Admiral Shares—Net Assets
Applicable to 45,989,984 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,518,795
Net Asset Value Per Share—Admiral Shares	$33.02

Institutional Shares—Net Assets
Applicable to 1,549,574 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	396,107
Net Asset Value Per Share—Institutional Shares	$255.62

See accompanying Notes, which are an integral part of the Financial Statements.
35

FTSE All-World ex-US Small-Cap Index Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Dividends[1]	81,067
Interest[2]	21
Securities Lending—Net	4,178
Total Income	85,266
Expenses
The Vanguard Group—Note B
Investment Advisory Services	613
Management and Administrative—ETF Shares	2,575
Management and Administrative—Admiral Shares	841
Management and Administrative—Institutional Shares	153
Marketing and Distribution—ETF Shares	116
Marketing and Distribution—Admiral Shares	30
Marketing and Distribution—Institutional Shares	5
Custodian Fees	586
Shareholders’ Reports—ETF Shares	—
Shareholders’ Reports—Admiral Shares	10
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	4,930
Net Investment Income	80,336
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	140,471
Futures Contracts	17,018
Swap Contracts	154
Forward Currency Contracts	546
Foreign Currencies	478
Realized Net Gain (Loss)	158,667
36

FTSE All-World ex-US Small-Cap Index Fund
Statement of Operations (continued)
Six Months Ended April 30, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	1,886,139
Futures Contracts	1,760
Swap Contracts	(31)
Forward Currency Contracts	(163)
Foreign Currencies	(207)
Change in Unrealized Appreciation (Depreciation)	1,887,498
Net Increase (Decrease) in Net Assets Resulting from Operations	2,126,501
1	Dividends are net of foreign withholding taxes of $10,249,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $21,000, $0, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $3,598,000 of net gain (loss) resulting from in-kind redemptions.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $4,721,000.

See accompanying Notes, which are an integral part of the Financial Statements.
37

FTSE All-World ex-US Small-Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	80,336	137,446
Realized Net Gain (Loss)	158,667	(4,013)
Change in Unrealized Appreciation (Depreciation)	1,887,498	(143,826)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,126,501	(10,393)
Distributions
Investor Shares	—	—
ETF Shares	(92,406)	(126,897)
Admiral Shares	(21,282)	(23,238)
Institutional Shares	(5,747)	(5,704)
Total Distributions	(119,435)	(155,839)
Capital Share Transactions
Investor Shares	—	(1,182)
ETF Shares	2,927,560	(454,913)
Admiral Shares	68,114	160,273
Institutional Shares	54,412	19,153
Net Increase (Decrease) from Capital Share Transactions	3,050,086	(276,669)
Total Increase (Decrease)	5,057,152	(442,901)
Net Assets
Beginning of Period	6,181,821	6,624,722
End of Period	11,238,973	6,181,821

See accompanying Notes, which are an integral part of the Financial Statements.
38

FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$102.74	$105.96	$100.93	$116.30	$96.34	$95.09
Investment Operations
Net Investment Income	1.212[1]	2.177[1]	2.871[1]	3.019[1]	2.650[1]	2.574
Net Realized and Unrealized Gain (Loss) on Investments	31.775	(2.905)	5.156	(15.269)	20.140	1.216
Total from Investment Operations	32.987	(.728)	8.027	(12.250)	22.790	3.790
Distributions
Dividends from Net Investment Income	(1.967)	(2.492)	(2.997)	(3.120)	(2.830)	(2.540)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.967)	(2.492)	(2.997)	(3.120)	(2.830)	(2.540)
Net Asset Value, End of Period	$133.76	$102.74	$105.96	$100.93	$116.30	$96.34
Total Return	32.35%	-0.81%	8.28%	-10.87%	24.16%	4.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,324	$4,814	$5,400	$5,009	$4,568	$2,652
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.12%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.93%	2.17%	2.80%	2.60%	2.52%	2.77%
Portfolio Turnover Rate[2]	9%	22%	17%	15%	14%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
39

FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,	February 7, 2019[1] to October 31, 2019
		2020
Net Asset Value, Beginning of Period	$25.37	$26.16	$25.00
Investment Operations
Net Investment Income[2]	.270	.524	.572
Net Realized and Unrealized Gain (Loss) on Investments	7.862	(.711)	.935
Total from Investment Operations	8.132	(.187)	1.507
Distributions
Dividends from Net Investment Income	(.482)	(.603)	(.347)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.482)	(.603)	(.347)
Net Asset Value, End of Period	$33.02	$25.37	$26.16
Total Return[3]	32.27%	-0.84%	6.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,519	$1,110	$981
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%	0.16%[4]
Ratio of Net Investment Income to Average Net Assets	1.75%	2.12%	3.07%[4]
Portfolio Turnover Rate[5]	9%	22%	17%[6]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.
40

FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$196.33	$202.46	$192.87	$222.24	$184.07	$181.69
Investment Operations
Net Investment Income	2.166[1]	4.111[1]	5.500[1]	5.748[1]	5.044[1]	4.937
Net Realized and Unrealized Gain (Loss) on Investments	60.887	(5.479)	9.824	(29.138)	38.536	2.326
Total from Investment Operations	63.053	(1.368)	15.324	(23.390)	43.580	7.263
Distributions
Dividends from Net Investment Income	(3.763)	(4.762)	(5.734)	(5.980)	(5.410)	(4.883)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.763)	(4.762)	(5.734)	(5.980)	(5.410)	(4.883)
Net Asset Value, End of Period	$255.62	$196.33	$202.46	$192.87	$222.24	$184.07
Total Return	32.33%	-0.81%	8.26%	-10.85%	24.18%	4.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$396	$258	$242	$203	$226	$175
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.81%	2.13%	2.81%	2.61%	2.53%	2.78%
Portfolio Turnover Rate[2]	9%	22%	17%	15%	14%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
41

FTSE All-World ex-US Small-Cap Index Fund
Notes to Financial Statements
Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to November 7, 2019, the fund offered Investor Shares. Effective at the close of business on November 7, 2019, the remaining Investor Shares were converted to Admiral Shares.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the
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FTSE All-World ex-US Small-Cap Index Fund
counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2021, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
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FTSE All-World ex-US Small-Cap Index Fund
5.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open swap contracts at April 30, 2021.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
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FTSE All-World ex-US Small-Cap Index Fund
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
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FTSE All-World ex-US Small-Cap Index Fund
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $381,000, representing less than 0.01% of the fund’s net assets and 0.15% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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FTSE All-World ex-US Small-Cap Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,816,118	—	—	1,816,118
Common Stocks—Other	82,019	9,200,879	37,602	9,320,500
Temporary Cash Investments	468,074	—	—	468,074
Total	2,366,211	9,200,879	37,602	11,604,692
Derivative Financial Instruments
Assets
Futures Contracts[1]	703	—	—	703
Forward Currency Contracts	—	59	—	59
Total	703	59	—	762
Liabilities
Futures Contracts[1]	570	—	—	570
Forward Currency Contracts	—	171	—	171
Total	570	171	—	741
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At April 30, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	703	—	703
Unrealized Appreciation—Forward Currency Contracts	—	59	59
Total Assets	703	59	762

Unrealized Depreciation—Futures Contracts[1]	570	—	570
Unrealized Depreciation—Forward Currency Contracts	—	171	171
Total Liabilities	570	171	741
1 Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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FTSE All-World ex-US Small-Cap Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2021, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	17,018	—	17,018
Swap Contracts	154	—	154
Forward Currency Contracts	—	546	546
Realized Net Gain (Loss) on Derivatives	17,172	546	17,718
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,760	—	1,760
Swap Contracts	(31)	—	(31)
Forward Currency Contracts	—	(163)	(163)
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,729	(163)	1,566
E.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,118,403
Gross Unrealized Appreciation	2,252,960
Gross Unrealized Depreciation	(766,650)
Net Unrealized Appreciation (Depreciation)	1,486,310
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2020, the fund had available capital losses totaling $357,302,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2021, the fund purchased $3,753,003,000 of investment securities and sold $744,539,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,311,613,000 and $17,765,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
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FTSE All-World ex-US Small-Cap Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	—	—	32	1
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	—	—	(1,214)	(30)
Net Increase (Decrease)—Investor Shares	—	—	(1,182)	(29)
ETF Shares
Issued	2,950,018	23,049	244,640	2,889
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(22,458)	(200)	(699,553)	(7,000)
Net Increase (Decrease)—ETF Shares	2,927,560	22,849	(454,913)	(4,111)
Admiral Shares
Issued[1]	190,373	6,198	470,074	19,863
Issued in Lieu of Cash Distributions	17,984	607	19,873	738
Redeemed	(140,243)	(4,560)	(329,674)	(14,370)
Net Increase (Decrease)—Admiral Shares	68,114	2,245	160,273	6,231
Institutional Shares
Issued	112,169	471	91,432	518
Issued in Lieu of Cash Distributions	5,631	24	5,560	27
Redeemed	(63,388)	(259)	(77,839)	(426)
Net Increase (Decrease)—Institutional Shares	54,412	236	19,153	119
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019. Investor Shares—Redeemed and Admiral Shares—Issued include 283 shares and 437 shares, respectively, in the amount of $12,000 from the conversion during the year ended October 31, 2020.
At April 30, 2021, one shareholder was a record or beneficial owner of 26% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.
49

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.
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The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
51

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard International Equity Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
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London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q7702 062021

Semiannual Report   |   April 30, 2021
Vanguard Global ex-U.S. Real Estate Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	36
Liquidity Risk Management	38

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2021
Global ex-U.S. Real Estate Index Fund	Beginning Account Value 10/31/2020	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return
ETF Shares	$1,000.00	$1,228.70	$0.66
Admiral™ Shares	1,000.00	1,228.80	0.66
Institutional Shares	1,000.00	1,228.60	0.61
Based on Hypothetical 5% Yearly Return
ETF Shares	$1,000.00	$1,024.20	$0.60
Admiral Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.25	0.55
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.12% for ETF Shares, 0.12% for Admiral Shares, and 0.11% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Global ex-U.S. Real Estate Index Fund
Fund Allocation
As of April 30, 2021
Diversified Real Estate Activities	16.7%
Diversified REITs	11.7
Health Care REITs	1.2
Hotel & Resort REITs	0.9
Industrial REITs	9.7
Office REITs	7.6
Other	0.5
Real Estate Development	16.2
Real Estate Operating Companies	20.4
Residential REITs	3.0
Retail REITs	11.1
Specialized REITs	1.0
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Global ex-U.S. Real Estate Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.9%)
Australia (9.1%)
	Goodman Group	8,173,004	119,183
	Scentre Group	25,232,672	52,812
	Stockland	11,604,347	41,818
	Dexus	5,283,047	41,471
	Mirvac Group	19,152,072	39,683
	GPT Group	9,470,769	33,709
	Lendlease Corp. Ltd.	3,342,874	32,666
	Charter Hall Group	2,263,569	24,452
	Vicinity Centres	18,824,470	23,005
	Shopping Centres Australasia Property Group	5,278,150	10,144
	Charter Hall Long Wale REIT	2,492,988	9,388
	BWP Trust	2,368,328	7,538
	Waypoint REIT	3,787,026	7,278
	Charter Hall Retail REIT	2,477,477	7,103
	National Storage REIT	4,542,129	7,045
	Cromwell Property Group	9,249,894	6,233
	Centuria Industrial REIT	2,249,876	6,027
	Ingenia Communities Group	1,427,549	5,815
	Lifestyle Communities Ltd.	454,652	4,899
	Centuria Capital Group	2,370,353	4,865
	Abacus Property Group	1,912,136	4,459
	Growthpoint Properties Australia Ltd.	1,421,718	4,108
	Aventus Group	1,791,572	4,096
	Arena REIT	1,636,367	4,077
	Charter Hall Social Infrastructure REIT	1,568,159	3,926
	Home Consortium Ltd.	888,152	3,418
	Rural Funds Group	1,683,952	3,157
	Centuria Office REIT	1,846,437	3,131
[1]	Irongate Group	2,585,845	2,781
	GDI Property Group	2,565,560	2,104
	Hotel Property Investments	845,158	2,004
	APN Industria REIT	716,392	1,705
	Cedar Woods Properties Ltd.	297,945	1,682
	HomeCo Daily Needs REIT	1,546,827	1,558
	HomeCo Daily Needs REIT (XASX)	656,083	662
*	HomeCo Daily Needs REIT Rights Exp. 5/7/21	656,083	—
			528,002
4

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
Austria (0.5%)
	CA Immobilien Anlagen AG	345,446	15,138
*	IMMOFINANZ AG	467,077	9,719
	S IMMO AG	203,756	5,290
			30,147
Belgium (1.8%)
	Warehouses De Pauw CVA	662,205	23,355
	Cofinimmo SA	138,548	21,241
	Aedifica SA	160,508	19,608
	VGP NV	36,984	6,456
	Shurgard Self Storage SA	119,711	5,569
*	Montea CVA	48,959	5,365
	Befimmo SA	125,511	5,336
*	Xior Student Housing NV	81,924	4,578
	Retail Estates NV	53,599	4,121
	Care Property Invest NV	125,120	3,793
*	Intervest Offices & Warehouses NV	110,310	2,945
[1]	Immobel SA	14,111	1,113
			103,480
Brazil (0.4%)
*	BR Malls Participacoes SA	3,781,013	6,626
	Multiplan Empreendimentos Imobiliarios SA	1,348,544	5,717
	Aliansce Sonae Shopping Centers SA	660,567	3,122
	Iguatemi Empresa de Shopping Centers SA	422,086	2,859
	JHSF Participacoes SA	1,454,500	1,829
	BR Properties SA	985,425	1,627
	LOG Commercial Properties e Participacoes SA	207,228	1,126
	Jereissati Participacoes SA	180,000	889
	Lavvi Empreendimentos Imobiliarios Ltda	455,700	720
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	279,050	629
*,2	Mitre Realty Empreendimentos E Participacoes LTDA	251,200	584
*	Moura Dubeux Engenharia SA	272,900	454
			26,182
Canada (2.5%)
[1]	Canadian Apartment Properties REIT	407,563	18,118
[1]	RioCan REIT	754,037	12,895
[1]	Allied Properties REIT	301,282	10,454
[1]	Tricon Capital Group Inc.	941,822	9,992
	Granite REIT	146,096	9,353
[1]	Choice Properties REIT	767,710	8,707
	H&R REIT	681,960	8,450
[1]	SmartCentres REIT	343,809	8,005
	First Capital REIT	526,471	7,586
[1]	Summit Industrial Income REIT	399,300	5,071
[1]	NorthWest Healthcare Properties REIT	457,702	4,863
[1]	Dream Industrial REIT	404,891	4,490
[1]	InterRent REIT	330,273	4,124
[1]	Killam Apartment REIT	246,011	3,791
	Cominar REIT	439,175	3,487
[1]	WPT Industrial REIT	206,027	3,445
[1]	CT REIT	252,165	3,395
[1]	Boardwalk REIT	113,244	3,378
[1]	Crombie REIT	227,795	3,034
	Artis REIT	319,062	2,822
5

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
[1]	Dream Office REIT	119,848	2,060
[2]	Minto Apartment REIT	87,644	1,557
	Morguard North American Residential REIT	95,409	1,219
[1]	Slate Grocery REIT	111,951	1,130
[1]	True North Commercial REIT	193,472	1,121
	Automotive Properties REIT	90,143	874
	Plaza Retail REIT	230,889	740
[1]	Slate Office REIT	163,474	581
			144,742
Chile (0.2%)
	Parque Arauco SA	3,315,379	5,146
	Cencosud Shopping SA	2,330,180	3,803
	Plaza SA	1,442,066	2,435
			11,384
China (11.1%)
	China Resources Land Ltd.	13,854,446	64,868
[2]	Longfor Group Holdings Ltd.	7,945,008	49,350
	Sunac China Holdings Ltd.	12,237,278	47,466
	China Overseas Land & Investment Ltd.	18,081,710	45,762
	Country Garden Holdings Co.	35,318,163	41,986
*	China Vanke Co. Ltd. Class H	8,856,483	30,970
	Wharf Holdings Ltd.	7,424,652	22,520
*	China Vanke Co. Ltd. Class A	4,114,642	17,889
	Shimao Group Holdings Ltd.	6,022,164	17,395
	CIFI Holdings Group Co. Ltd.	18,380,000	16,421
*	China Evergrande Group	9,000,921	15,189
	Hopson Development Holdings Ltd.	3,160,710	12,396
	Agile Group Holdings Ltd.	7,019,409	10,966
*	Franshion Properties of China Ltd.	27,287,054	10,338
*	Poly Developments and Holdings Group Co. Ltd. Class A	4,652,393	10,038
	Guangzhou R&F Properties Co. Ltd. Class H	7,685,013	9,809
*	Seazen Group Ltd.	8,764,000	9,341
	Kwg Group Holdings Ltd.	5,728,658	9,178
	Powerlong Real Estate Holdings Ltd.	7,054,139	7,416
	Yuexiu Property Co. Ltd.	30,331,094	7,012
	Zhenro Properties Group Ltd.	9,620,000	6,489
	Logan Group Co. Ltd.	4,056,984	6,444
	China Aoyuan Group Ltd.	5,924,000	6,148
*	Seazen Holdings Co. Ltd. Class A	879,482	6,110
*	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	3,075,607	5,514
*,1	Kaisa Group Holdings Ltd.	12,340,857	5,356
	China Overseas Grand Oceans Group Ltd.	8,253,079	5,257
*	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	5,774,014	5,208
	Times China Holdings Ltd.	3,583,000	5,100
	Shenzhen Investment Ltd.	13,102,201	4,794
	Greentown China Holdings Ltd.	3,766,814	4,519
*,1,2	China Logistics Property Holdings Co. Ltd.	7,685,000	4,368
	China SCE Group Holdings Ltd.	8,029,766	3,757
	Gemdale Properties & Investment Corp. Ltd.	26,686,000	3,744
	Yuexiu REIT	7,389,516	3,717
*	KWG Living Group Holdings Ltd.	3,608,632	3,698
	Sino-Ocean Group Holding Ltd.	15,327,829	3,405
*	Gemdale Corp. Class A	1,752,740	3,177
	Jiayuan International Group Ltd.	6,102,000	2,809
*	SOHO China Ltd.	9,289,545	2,803
6

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
*	Shui On Land Ltd.	16,961,038	2,791
	Poly Property Group Co. Ltd.	9,593,048	2,738
	Zhuguang Holdings Group Co. Ltd.	9,408,000	2,692
[1]	Shoucheng Holdings Ltd.	11,686,000	2,659
[1,2]	Midea Real Estate Holding Ltd.	1,139,416	2,592
*	C&D International Investment Group Ltd.	1,264,000	2,523
	Yuzhou Group Holdings Co. Ltd.	9,040,470	2,509
	China South City Holdings Ltd.	21,020,111	2,215
*,2	Red Star Macalline Group Corp. Ltd. Class H	3,755,636	2,122
*	Jinke Properties Group Co. Ltd. Class A	2,071,705	2,108
[1]	Zhongliang Holdings Group Co. Ltd.	3,048,000	2,038
*,1	Ronshine China Holdings Ltd.	2,829,500	1,974
	Central China Real Estate Ltd.	3,459,000	1,903
[1]	Zensun Enterprises Ltd.	25,650,000	1,847
	Skyfame Realty Holdings Ltd.	14,497,012	1,826
*	Radiance Holdings Group Co. Ltd.	2,942,000	1,776
*	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	602,190	1,687
*,1,2	Redco Properties Group Ltd.	4,560,000	1,650
*	Shanghai Lingang Holdings Corp. Ltd. Class A	517,466	1,645
*,1	LVGEM China Real Estate Investment Co. Ltd.	5,794,000	1,645
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,482,664	1,619
*	Xinhu Zhongbao Co. Ltd. Class A	3,308,781	1,572
[1]	Sinic Holdings Group Co. Ltd. Class H	3,048,000	1,568
*	RiseSun Real Estate Development Co. Ltd. Class A	1,642,675	1,561
	Redsun Properties Group Ltd.	4,592,000	1,535
*	Dexin China Holdings Co. Ltd.	3,745,000	1,462
	Road King Infrastructure Ltd.	1,090,000	1,448
*	Yango Group Co. Ltd. Class A	1,589,611	1,405
	Greenland Hong Kong Holdings Ltd.	3,893,000	1,353
*	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,415,021	1,301
*	China Fortune Land Development Co. Ltd. Class A	1,505,232	1,295
*	Suning Universal Co. Ltd. Class A	1,181,989	1,246
*,3	Yida China Holdings Ltd.	4,361,350	1,225
*,1	Ganglong China Property Group Ltd.	2,066,000	1,178
	Joy City Property Ltd.	17,561,500	1,084
*	Financial Street Holdings Co. Ltd. Class A	1,128,560	1,079
	China Merchants Commercial REIT	3,075,000	1,067
*	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	632,790	1,063
[1]	Huijing Holdings Co. Ltd.	3,982,000	996
	China Merchants Land Ltd.	6,592,000	965
	Shanghai Industrial Urban Development Group Ltd.	9,060,799	932
	DaFa Properties Group Ltd.	1,124,970	928
*	Lushang Health Industry Development Co. Ltd. Class A	373,700	926
*	Yincheng International Holding Co. Ltd.	2,464,000	895
*	Beijing Capital Land Ltd. Class H	6,690,551	894
*	China Enterprise Co. Ltd. Class A	1,755,268	878
*	Beijing Capital Development Co. Ltd. Class A	983,312	848
	JY Grandmark Holdings Ltd.	2,079,000	839
*	Gree Real Estate Co. Ltd. Class A	806,611	837
*	Shanghai Lingang Holdings Corp. Ltd. Class B	662,222	822
*	Shanghai Shimao Co. Ltd. Class A	1,271,668	821
*	Shanghai Wanye Enterprises Co. Ltd. Class A	370,400	820
*	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,203,511	818
*	Fantasia Holdings Group Co. Ltd.	6,370,443	817
*	Huafa Industrial Co. Ltd. Zhuhai Class A	794,300	771
7

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Beijing North Star Co. Ltd. Class H	3,974,000	730
*	C&D Property Management Group Co. Ltd.	1,212,000	724
*	Jingrui Holdings Ltd.	2,479,000	722
*	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,365,662	715
*	Sichuan Languang Development Co. Ltd. Class A	1,168,716	701
*	Grandjoy Holdings Group Co. Ltd. Class A	1,231,520	694
	Xinji Shaxi Group Co. Ltd.	3,588,000	605
[2]	China Vast Industrial Urban Development Co. Ltd.	1,378,000	537
*	Cinda Real Estate Co. Ltd. Class A	956,383	536
*	China World Trade Center Co. Ltd. Class A	239,272	515
*	Shanghai Industrial Development Co. Ltd. Class A	704,000	510
*	Shenzhen SEG Co. Ltd. Class A	553,900	500
*	Silver Grant International Holdings Group Ltd.	5,952,000	498
*	Greattown Holdings Ltd. Class A	839,800	470
*	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	233,352	440
*	Shenzhen Zhenye Group Co. Ltd. Class A	518,000	431
*	Chongqing Dima Industry Co. Ltd. Class A	981,153	412
*	Tahoe Group Co. Ltd. Class A	962,079	383
*	Tianjin Guangyu Development Co. Ltd. Class A	349,004	292
*	Myhome Real Estate Development Group Co. Ltd. Class A	957,573	265
*	Macrolink Culturaltainment Development Co. Ltd. Class A	721,692	265
*	Rongan Property Co. Ltd. Class A	617,700	263
*	Everbright Jiabao Co. Ltd. Class A	566,700	263
	Guorui Properties Ltd.	4,973,000	256
*	Beijing North Star Co. Ltd. Class A	640,819	225
*	China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	133,400	204
*	Shanghai Shibei Hi-Tech Co. Ltd. Class A	185,600	156
*	Red Star Macalline Group Corp. Ltd. Class A	88,529	125
*	Shenzhen SEG Co. Ltd. Class B	427,531	114
			643,086
Egypt (0.1%)
	Talaat Moustafa Group	4,701,589	1,702
	Six of October Development & Investment	1,282,154	1,383
	Medinet Nasr Housing	4,019,164	867
	Palm Hills Developments SAE	6,923,493	708
	Heliopolis Housing	1,835,570	542
*	Emaar Misr for Development SAE	2,874,736	413
			5,615
Finland (0.0%)
*,1	Citycon Oyj	311,464	2,735
France (3.0%)
*	Unibail-Rodamco-Westfield	672,835	55,409
	Gecina SA	263,710	38,601
	Klepierre SA	974,369	25,861
	Covivio	234,380	20,909
	Nexity SA	231,098	12,524
[1]	ICADE	152,201	11,844
	Carmila SA	228,790	3,841
*	Altarea SCA	17,762	3,582
[1]	Mercialys SA	192,372	2,462
			175,033
Germany (7.8%)
[1]	Vonovia SE	2,751,343	180,776
	Deutsche Wohnen SE	1,749,637	94,653
8

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	LEG Immobilien SE (XETR)	350,239	48,731
	Aroundtown SA	5,826,564	44,865
*	TAG Immobilien AG	711,454	22,002
	alstria office REIT-AG	860,876	15,414
[2]	ADLER Group SA	416,994	12,316
	Grand City Properties SA	453,506	12,194
*,2	Instone Real Estate Group AG	225,243	6,697
	Deutsche EuroShop AG	244,068	5,634
	DIC Asset AG	219,321	3,912
[1]	Hamborner REIT AG	348,865	3,825
			451,019
Greece (0.1%)
*	LAMDA Development SA	332,853	2,993
Hong Kong (9.7%)
	Sun Hung Kai Properties Ltd.	7,452,941	112,110
	Link REIT	10,109,389	95,362
	CK Asset Holdings Ltd.	11,835,875	74,100
	Wharf Real Estate Investment Co. Ltd.	8,417,652	48,376
	New World Development Co. Ltd.	6,924,000	36,640
	Henderson Land Development Co. Ltd.	6,562,936	29,170
	Hongkong Land Holdings Ltd.	5,663,012	28,005
	Hang Lung Properties Ltd.	8,984,932	24,513
	Sino Land Co. Ltd.	15,326,022	22,761
*,2	ESR Cayman Ltd.	4,919,400	16,801
	Swire Properties Ltd.	5,140,000	15,339
	Hysan Development Co. Ltd.	2,924,655	11,010
	Hang Lung Group Ltd.	4,172,103	10,945
	Kerry Properties Ltd.	2,895,832	9,757
	Fortune REIT	6,978,861	7,033
	Great Eagle Holdings Ltd.	1,654,000	5,825
	Champion REIT	9,569,512	5,558
	K Wah International Holdings Ltd.	6,991,338	3,479
	Sunlight REIT	5,066,400	2,786
	Prosperity REIT	6,215,649	2,070
	Far East Consortium International Ltd.	5,267,000	1,863
	Chinese Estates Holdings Ltd.	2,302,952	1,139
			564,642
India (0.9%)
*	Godrej Properties Ltd.	568,736	10,483
	DLF Ltd.	3,015,929	10,043
	Embassy Office Parks REIT	1,940,200	8,182
*	Phoenix Mills Ltd.	453,045	4,375
*,2	Mindspace Business Parks REIT	1,065,600	4,306
*	Oberoi Realty Ltd.	566,826	4,183
*	Prestige Estates Projects Ltd.	608,376	2,228
*	Brigade Enterprises Ltd.	481,715	1,624
*	Indiabulls Real Estate Ltd.	1,397,193	1,454
	Sobha Ltd.	173,716	1,137
	Sunteck Realty Ltd.	239,231	859
*	NESCO Ltd.	110,219	740
*	Hemisphere Properties India Ltd.	347,497	613
			50,227
9

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
Indonesia (0.3%)
*	Bumi Serpong Damai Tbk PT	43,623,027	3,545
	Ciputra Development Tbk PT	42,761,591	3,365
*	Pakuwon Jati Tbk PT	72,433,428	2,654
*	Summarecon Agung Tbk PT	37,107,800	2,485
*	Lippo Karawaci Tbk PT	163,429,949	2,418
*,3	Hanson International Tbk PT	444,252,900	1,538
*	Pollux Properti Indonesia Tbk PT	6,054,500	1,097
*	Alam Sutera Realty Tbk PT	56,562,197	774
	Puradelta Lestari Tbk PT	43,532,600	728
*	Dms Propertindo Tbk	11,141,600	242
*,3	Armidian Karyatama Tbk PT	34,315,100	119
*,3	Modernland Realty Tbk PT	67,400	—
			18,965
Ireland (0.1%)
	Hibernia REIT plc	3,209,804	4,388
	Irish Residential Properties REIT plc	2,088,096	4,083
			8,471
Israel (1.5%)
	Azrieli Group Ltd.	176,595	12,392
	Alony Hetz Properties & Investments Ltd.	710,948	10,225
	Mivne Real Estate KD Ltd.	2,880,496	7,900
	Bayside Land Corp. Ltd.	733,922	6,725
*	Melisron Ltd.	101,335	6,118
	Amot Investments Ltd.	881,745	5,749
*	Big Shopping Centers Ltd.	46,499	5,604
*	Airport City Ltd.	314,084	5,215
	REIT 1 Ltd.	861,926	4,566
	Mega Or Holdings Ltd.	109,414	3,621
*	Summit Real Estate Holdings Ltd.	170,049	2,770
	Sella Capital Real Estate Ltd.	953,371	2,429
	Gazit-Globe Ltd.	332,462	2,166
*	AFI Properties Ltd.	48,788	2,019
	Israel Canada T.R Ltd.	504,480	1,911
	YH Dimri Construction & Development Ltd.	30,286	1,799
	Blue Square Real Estate Ltd.	23,825	1,749
	Isras Investment Co. Ltd.	7,862	1,716
	Property & Building Corp. Ltd.	10,109	1,205
*	Brack Capital Properties NV	10,411	972
	Ashtrom Group Ltd.	1	—
			86,851
Italy (0.0%)
*	Immobiliare Grande Distribuzione SIIQ SPA	275,452	1,305
Japan (21.8%)
	Mitsubishi Estate Co. Ltd.	6,760,645	111,273
	Mitsui Fudosan Co. Ltd.	4,691,957	102,000
	Daiwa House Industry Co. Ltd.	3,239,074	96,046
	Sumitomo Realty & Development Co. Ltd.	2,314,567	77,262
	Nippon Building Fund Inc.	8,026	52,675
	Japan Real Estate Investment Corp.	6,726	41,689
	Nippon Prologis REIT Inc.	12,523	40,130
	Nomura Real Estate Master Fund Inc.	22,879	36,150
	Daito Trust Construction Co. Ltd.	335,125	35,635
*	GLP J-REIT	21,096	35,389
10

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Japan Metropolitan Fund Investment	33,995	33,501
	Hulic Co. Ltd.	2,419,348	27,601
	Daiwa House REIT Investment Corp.	9,686	25,941
	Orix JREIT Inc.	13,413	23,660
	United Urban Investment Corp.	15,175	22,654
	Advance Residence Investment Corp.	6,731	21,437
	Japan Prime Realty Investment Corp.	4,635	18,815
	Industrial & Infrastructure Fund Investment Corp.	10,044	18,187
*	Sekisui House REIT Inc.	20,780	17,291
	Tokyu Fudosan Holdings Corp.	2,938,444	16,355
	Activia Properties Inc.	3,381	15,590
*,1	Kenedix Office Investment Corp.	2,090	15,390
	Tokyo Tatemono Co. Ltd.	1,014,483	15,020
	Nippon Accommodations Fund Inc.	2,449	14,528
	Nomura Real Estate Holdings Inc.	580,429	14,309
*	LaSalle Logiport REIT	8,647	14,033
*	Mitsui Fudosan Logistics Park Inc.	2,454	12,701
	Japan Logistics Fund Inc.	4,410	12,611
	Japan Hotel REIT Investment Corp.	21,726	12,442
	Mori Hills REIT Investment Corp.	7,847	11,383
	Invincible Investment Corp.	29,677	10,665
	Daiwa Securities Living Investments Corp.	10,361	10,633
	Daiwa Office Investment Corp.	1,469	10,615
	Frontier Real Estate Investment Corp.	2,347	10,254
	AEON REIT Investment Corp.	7,418	10,200
	Comforia Residential REIT Inc.	3,062	9,812
*,1	NTT UD REIT Investment Corp.	6,407	9,499
	Kenedix Residential Next Investment Corp.	4,599	9,486
	Hulic REIT Inc.	5,673	9,054
	Japan Excellent Inc.	6,266	8,762
	NIPPON REIT Investment Corp.	2,195	8,517
*	Invesco Office J-REIT Inc.	43,238	7,976
*	Mitsubishi Estate Logistics REIT Investment Corp.	1,884	7,793
	Aeon Mall Co. Ltd.	481,283	7,640
	Tokyu REIT Inc.	4,498	7,630
	Katitas Co. Ltd.	245,892	7,366
	Mori Trust Sogo REIT Inc.	4,671	6,731
	Kenedix Retail REIT Corp.	2,587	6,626
*	Ichigo Office REIT Investment Corp.	7,461	6,512
	Heiwa Real Estate REIT Inc.	4,252	6,407
*,1	Hoshino Resorts REIT Inc.	1,087	6,380
	Fukuoka REIT Corp.	3,494	5,728
	Heiwa Real Estate Co. Ltd.	160,832	5,477
	Global One Real Estate Investment Corp.	4,648	5,379
	Hankyu Hanshin REIT Inc.	3,393	4,755
	Star Asia Investment Corp.	8,215	4,206
	Starts Corp. Inc.	158,300	3,877
	SOSiLA Logistics REIT Inc.	2,970	3,877
	Ichigo Inc.	1,175,800	3,675
*	Mirai Corp.	8,152	3,660
	CRE Logistics REIT Inc.	2,168	3,588
*	Itochu Advance Logistics Investment Corp.	2,702	3,479
	One REIT Inc.	1,183	3,320
	Daibiru Corp.	282,057	3,300
	SAMTY Co. Ltd.	166,200	3,044
11

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
*,1	Samty Residential Investment Corp.	2,718	2,936
	Keihanshin Building Co. Ltd.	210,200	2,866
	Takara Leben Real Estate Investment Corp.	2,229	2,365
*	Starts Proceed Investment Corp.	1,075	2,234
*,1	Tosei REIT Investment Corp.	1,664	2,039
[1]	Sankei Real Estate Inc.	1,763	1,967
	Mori Trust Hotel REIT Inc.	1,554	1,940
*	Health Care & Medical Investment Corp.	1,527	1,904
[1]	ESCON Japan REIT Investment Corp.	1,418	1,697
	TOC Co. Ltd.	253,729	1,649
	Shinoken Group Co. Ltd.	130,200	1,393
	Tosei Corp.	139,800	1,384
	Takara Leben Co. Ltd.	412,252	1,322
*,1	SRE Holdings Corp.	24,900	1,213
	Goldcrest Co. Ltd.	82,240	1,194
	Xymax Reit Investment Corp.	1,052	1,100
*	Leopalace21 Corp.	763,150	1,054
	Sun Frontier Fudousan Co. Ltd.	120,500	1,052
	Ichigo Hotel REIT Investment Corp.	1,274	998
[1]	Ooedo Onsen REIT Investment Corp.	1,202	904
	Nippon Commercial Development Co. Ltd.	54,100	830
*	Marimo Regional Revitalization REIT Inc.	652	771
	Japan Property Management Center Co. Ltd.	64,700	754
[1]	Star Mica Holdings Co. Ltd.	55,600	560
	Dear Life Co. Ltd.	123,300	537
	Tokyo Rakutenchi Co. Ltd.	12,700	496
*	Prospect Co. Ltd.	1,654,200	485
			1,265,265
Kuwait (0.0%)
*	National Real Estate Co. KPSC	3,940,835	2,379
Malaysia (0.5%)
	KLCCP Stapled Group	3,008,570	5,097
	Sunway REIT	9,861,034	3,609
	IGB REIT	7,676,800	3,278
	IOI Properties Group Bhd.	9,490,100	3,170
	Axis REIT	5,176,900	2,488
	Mah Sing Group Bhd.	7,697,825	1,931
	Sime Darby Property Bhd.	11,323,800	1,836
	Matrix Concepts Holdings Bhd.	2,962,128	1,373
*	UOA Development Bhd.	3,056,300	1,372
*	SP Setia Bhd. Group	5,144,100	1,293
	YNH Property Bhd.	1,884,900	1,269
	Pavilion REIT	3,678,900	1,248
*	Eco World Development Group Bhd. (XKLS)	5,493,200	832
	YTL Hospitality REIT	3,529,300	746
*	UEM Sunrise Bhd.	6,102,965	632
	Eastern & Oriental Bhd.	3,902,997	571
*	Sunway Bhd. Warrants Exp. 10/3/24	1,339,862	129
*	Eco World Development Group Bhd.	450,320	9
			30,883
Mexico (0.8%)
	Fibra Uno Administracion SA	14,360,185	17,730
	Corp. Inmobiliaria Vesta SAB de CV	3,239,217	6,313
	PLA Administradora Industrial S de RL de CV	3,846,800	5,855
12

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Prologis Property Mexico SA de CV	2,253,553	4,831
*	Concentradora Fibra Danhos SA de CV	4,004,992	4,729
[2]	Macquarie Mexico Real Estate Management SA de CV	3,704,080	4,396
			43,854
Netherlands (0.2%)
	Eurocommercial Properties NV GDR	175,248	4,533
	NSI NV	84,811	3,448
	Wereldhave NV	194,753	3,365
	Vastned Retail NV	94,120	2,824
			14,170
New Zealand (0.5%)
	Goodman Property Trust	5,353,950	8,534
	Kiwi Property Group Ltd.	7,605,066	6,901
	Precinct Properties New Zealand Ltd.	5,250,490	6,188
	Argosy Property Ltd.	4,092,658	4,344
	Vital Healthcare Property Trust	1,878,079	3,944
			29,911
Norway (0.3%)
[2]	Entra ASA	814,925	18,404
	Selvaag Bolig ASA	220,564	1,619
			20,023
Other (0.5%)[4]
[5]	Vanguard Real Estate ETF	267,714	26,525
Philippines (1.2%)
	SM Prime Holdings Inc.	54,751,707	39,132
	Ayala Land Inc.	28,663,960	19,123
	Megaworld Corp.	59,176,100	3,864
	Robinson's Land Corp.	9,908,872	3,366
	AREIT Inc.	1,991,500	1,418
	Vista Land & Lifescapes Inc.	14,980,178	1,094
	Filinvest Land Inc.	42,471,000	961
*	DoubleDragon Properties Corp.	3,453,460	917
			69,875
Poland (0.1%)
*	EPP NV	2,464,219	2,005
	Develia SA	2,208,332	1,777
			3,782
Qatar (0.3%)
	Barwa Real Estate Co.	9,305,243	8,257
*	Ezdan Holding Group QSC	7,769,721	3,716
	United Development Co. QSC	8,490,478	3,697
			15,670
Russia (0.1%)
	LSR Group PJSC GDR (Registered)	1,176,784	2,419
	Etalon Group plc GDR (Registered)	932,993	1,516
			3,935
Saudi Arabia (0.5%)
*	Dar Al Arkan Real Estate Development Co.	2,586,176	7,110
*	Emaar Economic City	2,033,860	5,805
	Arabian Centres Co. Ltd.	512,544	3,388
	Arriyadh Development Co.	426,102	2,563
	Jadwa REIT Saudi Fund	586,435	2,406
13

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
*	Saudi Real Estate Co.	411,284	2,106
	Al Rajhi REIT	580,080	1,566
	Derayah REIT	425,366	1,348
	Riyad REIT Fund	535,340	1,313
*	Alandalus Property Co.	168,343	1,163
	Musharaka Real Estate Income Fund	241,344	655
	Alahli REIT Fund 1	212,473	555
			29,978
Singapore (5.8%)
	Ascendas REIT	15,375,784	35,831
	CapitaLand Integrated Commercial Trust	22,054,476	35,582
	CapitaLand Ltd.	12,131,038	33,817
	Mapletree Logistics Trust	14,131,518	21,093
	Mapletree Commercial Trust	10,618,441	17,419
	Mapletree Industrial Trust	8,068,439	17,117
	Frasers Logistics & Commercial Trust	12,898,652	14,214
	City Developments Ltd.	2,246,990	13,292
	UOL Group Ltd.	2,294,778	13,241
	Keppel DC REIT	6,196,294	12,509
	Suntec REIT	10,456,727	11,983
	Frasers Centrepoint Trust	6,457,440	11,767
	Keppel REIT	9,426,915	8,773
	Mapletree North Asia Commercial Trust	10,050,066	8,233
	Ascott Residence Trust	9,008,922	7,157
	Parkway Life REIT	1,877,755	5,882
	Manulife U.S. REIT	6,894,210	5,236
	CapitaLand China Trust	4,717,508	4,886
	Cromwell European REIT	7,046,700	4,031
	Ascendas India Trust	3,527,200	3,758
	ESR-REIT	11,633,590	3,625
	OUE Commercial REIT	11,742,667	3,570
	CDL Hospitality Trusts	3,683,306	3,455
	Wing Tai Holdings Ltd.	2,322,100	3,346
	SPH REIT	4,854,000	3,229
	ARA LOGOS Logistics Trust	5,464,931	3,177
	Yanlord Land Group Ltd.	2,864,204	2,860
	Starhill Global REIT	6,701,068	2,838
	Lendlease Global Commercial REIT	4,291,500	2,624
	Keppel Pacific Oak U.S. REIT	3,225,000	2,402
	AIMS APAC REIT	2,217,276	2,333
	Far East Hospitality Trust	4,763,292	2,250
	Prime U.S. REIT	2,266,800	1,959
	Sasseur REIT	2,491,800	1,732
	Frasers Hospitality Trust	3,652,300	1,521
*	OUE Ltd.	1,348,500	1,488
*	Lippo Malls Indonesia Retail Trust	24,635,855	1,277
	First REIT	6,444,926	1,257
	IREIT Global	2,446,853	1,185
	Sabana Shari'ah Compliant Industrial REIT	3,664,772	1,156
	Chip Eng Seng Corp. Ltd.	2,354,875	865
	Oxley Holdings Ltd.	3,639,700	696
	EC World REIT	1,254,800	693
*,3	Eagle Hospitality Trust	2,602,300	357
			335,716
14

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
South Africa (1.2%)
	Growthpoint Properties Ltd.	16,656,315	16,670
	NEPI Rockcastle plc	1,950,900	13,137
*	Redefine Properties Ltd.	26,495,138	7,896
	Fortress REIT Ltd. Class A	5,805,696	5,913
	Resilient REIT Ltd.	1,414,682	4,880
	Equites Property Fund Ltd.	2,983,066	4,164
	Vukile Property Fund Ltd.	4,212,290	3,236
	Hyprop Investments Ltd.	1,439,182	3,020
[1]	Investec Property Fund Ltd.	2,685,002	2,038
	Stor-Age Property REIT Ltd.	2,113,770	2,033
	SA Corporate Real Estate Ltd.	12,689,467	1,859
*	Attacq Ltd.	3,667,390	1,849
	Emira Property Fund Ltd.	2,120,312	1,452
	Arrowhead Properties Ltd. Class B	4,615,924	1,053
*	Fortress REIT Ltd. Class B	3,743,412	866
			70,066
South Korea (0.2%)
	LOTTE REIT Co. Ltd.	593,519	2,884
	JR REIT XXVII	535,921	2,452
	Mirae Asset Maps Asia Pacific Real Estate 1 Investment	400,358	1,755
	Korea Real Estate Investment & Trust Co. Ltd.	707,323	1,469
	Shinhan Alpha REIT Co. Ltd.	198,560	1,450
	SK D&D Co. Ltd.	36,776	1,207
	Koramco Energy Plus REIT	165,973	856
	IGIS Value Plus REIT Co. Ltd.	121,646	543
			12,616
Spain (0.6%)
	Merlin Properties Socimi SA	1,622,655	17,934
	Inmobiliaria Colonial Socimi SA	1,232,747	12,506
*,2	Aedas Homes SA	90,803	2,344
*,2	Metrovacesa SA	222,851	2,040
	Lar Espana Real Estate Socimi SA	300,416	1,937
			36,761
Sweden (3.3%)
	Castellum AB	1,186,199	28,886
*	Fastighets AB Balder Class B	495,664	28,559
	Fabege AB	1,321,843	19,708
*	Wallenstam AB Class B	1,003,823	15,514
[1]	Samhallsbyggnadsbolaget i Norden AB	4,041,585	15,373
[1]	Wihlborgs Fastigheter AB	650,749	13,303
	Nyfosa AB	844,740	10,162
	Kungsleden AB	869,050	10,104
	Hufvudstaden AB Class A	574,302	9,154
	Catena AB	128,149	6,194
	Klovern AB Class B	3,181,612	6,158
	Atrium Ljungberg AB Class B	225,691	4,727
	Cibus Nordic Real Estate AB	195,212	4,124
*	Dios Fastigheter AB	417,728	3,976
*	Platzer Fastigheter Holding AB Class B	291,166	3,807
	NP3 Fastigheter AB	142,454	2,616
	Samhallsbyggnadsbolaget i Norden AB Class D	693,248	2,468
	Sagax AB Class D	580,792	2,254
	Akelius Residential Property AB Class D	1,061,493	2,068
15

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
*	K-fast Holding AB Class B	51,066	1,861
*	Annehem Fastigheter AB Class B	187,644	657
*	WastBygg AB	42,578	537
			192,210
Switzerland (1.5%)
	Swiss Prime Site AG (Registered)	368,765	35,888
	PSP Swiss Property AG (Registered)	204,834	25,276
	Allreal Holding AG (Registered)	68,894	13,944
	Mobimo Holding AG (Registered)	32,057	10,187
	Intershop Holding AG	6,196	4,145
			89,440
Taiwan (0.8%)
*	Ruentex Development Co. Ltd.	4,835,986	9,171
*	Highwealth Construction Corp.	5,064,598	8,190
	Huaku Development Co. Ltd.	1,146,854	3,885
	Chong Hong Construction Co. Ltd.	1,076,297	3,192
	Kindom Development Co. Ltd.	1,698,000	2,640
	Prince Housing & Development Corp.	5,705,478	2,570
	Farglory Land Development Co. Ltd.	1,105,631	2,278
	Cathay Real Estate Development Co. Ltd.	2,491,100	1,908
	Hung Sheng Construction Ltd.	1,739,520	1,410
*	Kuoyang Construction Co. Ltd.	1,086,802	1,359
	Radium Life Tech Co. Ltd.	2,861,125	1,337
	Chung Lien Transportation Co. Ltd.	393,000	1,238
*	Shining Building Business Co. Ltd.	2,191,869	1,200
	ZongTai Real Estate Development Co. Ltd.	742,516	1,080
	Sakura Development Co. Ltd.	926,000	1,076
	Huang Hsiang Construction Corp.	633,000	997
	Hong Pu Real Estate Development Co. Ltd.	1,116,194	947
*	King's Town Construction Co. Ltd.	629,000	879
	Advancetek Enterprise Co. Ltd.	1,303,000	847
	KEE TAI Properties Co. Ltd.	2,110,869	807
	GTM Holdings Corp.	637,000	604
	Hung Ching Development & Construction Co. Ltd.	661,000	571
	Sweeten Real Estate Development Co. Ltd.	896	1
			48,187
Thailand (1.0%)
	Central Pattana PCL	6,593,300	11,041
*	CPN Retail Growth Leasehold REIT	8,761,635	5,507
	Land & Houses PCL (Registered)	16,916,000	4,695
	Lotus's Retail Growth Freehold And Leasehold Property Fund	8,628,830	4,242
[1]	WHA Corp. PCL	36,628,986	3,970
	Frasers Property THA	6,924,700	2,915
[1]	WHA Premium Growth Freehold & Leasehold REIT Class F	6,185,696	2,621
	Siam Future Development PCL	11,632,660	2,352
	Supalai PCL	3,418,081	2,249
	IMPACT Growth REIT	3,134,900	1,841
	Quality Houses PCL	21,854,500	1,670
	Amata Corp. PCL	2,829,523	1,569
	Origin Property PCL Class F	4,894,298	1,443
	Bangkok Land PCL	40,602,495	1,408
	AP Thailand PCL	4,863,220	1,342
	MBK PCL	2,966,900	1,313
	Pruksa Holding PCL	2,916,100	1,198
16

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
[1]	S Prime Growth Leasehold REIT	4,411,100	1,036
[1]	SC Asset Corp. PCL	9,519,640	953
*	Pruksa Real Estate	3,024,500	933
*,1	Singha Estate PCL	13,850,200	933
[1]	Sansiri PCL	27,704,000	924
	Noble Development PCL	3,019,228	873
[1]	LPN Development PCL	2,907,800	472
*,1	U City PCL Class F	13,367,524	364
*	Noble Development PCL (XBKK)	783,375	58
*	MBK PCL Warrants Exp. 11/15/23	127,968	46
	MBK W2 Warrants Exp. 11/24/22	123,692	43
	SC Asset Corp. PCL (XBKK)	251,197	25
*,3	U City PCL	41,778,372	13
*,3	PACE Development Corp. PCL Warrants Exp. 8/29/22	11,308,800	7
			58,056
Turkey (0.1%)
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	9,745,264	2,149
*	Is Gayrimenkul Yatirim Ortakligi AS	2,500,054	562
*	Vakif Gayrimenkul Yatirim Ortakligi AS	1,002,702	300
			3,011
United Arab Emirates (0.8%)
	Aldar Properties PJSC	18,761,697	17,880
	Emaar Properties PJSC	17,084,634	17,248
*	Emaar Malls PJSC	9,547,059	4,759
*	Emaar Development PJSC	4,123,579	3,063
*	DAMAC Properties Dubai Co. PJSC	8,261,350	2,691
*	RAK Properties PJSC	5,041,151	736
*	Deyaar Development PJSC	7,120,912	517
*	Eshraq Investments PJSC	5,751,745	487
			47,381
United Kingdom (7.6%)
	Segro plc	5,791,791	80,463
	Land Securities Group plc	3,651,850	36,391
	British Land Co. plc	4,560,665	32,682
	UNITE Group plc	1,935,743	31,142
	Derwent London plc	543,403	24,995
	Tritax Big Box REIT plc	8,375,131	22,008
	LondonMetric Property plc	4,416,024	13,760
	Primary Health Properties plc	6,452,978	13,479
	Assura plc	12,965,791	13,348
	Big Yellow Group plc	802,254	13,275
	Grainger plc	3,277,927	12,940
*,1	Shaftesbury plc	1,475,606	12,824
	Safestore Holdings plc	1,023,181	12,040
	Great Portland Estates plc	1,231,619	11,789
[1]	Hammerson plc	19,713,879	10,858
*	Capital & Counties Properties plc	4,136,983	10,377
	Sirius Real Estate Ltd.	5,114,032	7,181
	Workspace Group plc	625,540	7,082
	Supermarket Income REIT plc	3,938,449	6,173
	St. Modwen Properties plc	998,014	5,986
	GCP Student Living plc	2,193,026	4,969
	Civitas Social Housing plc	3,065,351	4,833
	LXI REIT plc	2,562,047	4,832
17

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	BMO Commercial Property Trust Ltd.	3,918,537	4,314
	UK Commercial Property REIT Ltd.	3,647,390	4,053
*	Empiric Student Property plc	2,924,524	3,556
	Picton Property Income Ltd.	2,657,872	3,339
	CLS Holdings plc	895,732	3,079
	Helical plc	518,875	3,037
	Custodian REIT plc	2,036,482	2,876
	MAS Real Estate Inc.	2,248,657	2,675
[2]	Triple Point Social Housing REIT plc	1,790,647	2,610
	Phoenix Spree Deutschland Ltd.	490,525	2,464
[2]	Regional REIT Ltd.	2,066,815	2,405
	Impact Healthcare REIT plc	1,522,638	2,353
	RDI REIT plc	1,300,984	2,180
*	NewRiver REIT plc	1,484,663	2,084
	Standard Life Investment Property Income Trust Ltd.	1,940,033	1,953
[1]	Home REIT plc	1,173,264	1,832
	Schroder REIT Ltd.	2,840,123	1,745
	AEW UK REIT plc	787,641	1,005
*,1,3	Intu Properties plc	5,001,586	123
			441,110
United States (0.1%)
	Brookfield Property REIT Inc. Class A	186,691	3,358
Total Common Stocks (Cost $5,616,840)			5,749,041
Temporary Cash Investments (2.8%)
Money Market Fund (2.8%)
[6,7]	Vanguard Market Liquidity Fund, 0.068% (Cost $160,960)	1,609,666	160,967
Total Investments (101.7%) (Cost $5,777,800)			5,910,008
Other Assets and Liabilities—Net (-1.7%)			(98,086)
Net Assets (100%)			5,811,922
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $138,272,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $135,079,000, representing 2.3% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $149,855,000 was received for securities on loan, of which $148,691,000 is held in Vanguard Market Liquidity Fund and $1,164,000 is held in cash.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.
18

Global ex-U.S. Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	135	28,177	767
MSCI Emerging Markets Index	June 2021	340	22,722	(72)
Topix Index	June 2021	75	13,049	(64)
				631

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Toronto-Dominion Bank	6/16/21	USD	3,128	GBP	2,267	—	(3)
GBP—British pound.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
19

Global ex-U.S. Real Estate Index Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,594,324)	5,722,516
Affiliated Issuers (Cost $183,476)	187,492
Total Investments in Securities	5,910,008
Investment in Vanguard	214
Cash	4,563
Cash Collateral Pledged—Futures Contracts	3,260
Foreign Currency, at Value (Cost $14,178)	14,357
Receivables for Investment Securities Sold	1,541
Receivables for Accrued Income	33,299
Receivables for Capital Shares Issued	123
Total Assets	5,967,365
Liabilities
Payables for Investment Securities Purchased	4,087
Collateral for Securities on Loan	149,855
Payables for Capital Shares Redeemed	59
Payables to Vanguard	288
Variation Margin Payable—Futures Contracts	1,151
Unrealized Depreciation—Forward Currency Contracts	3
Total Liabilities	155,443
Net Assets	5,811,922
20

Global ex-U.S. Real Estate Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	6,171,920
Total Distributable Earnings (Loss)	(359,998)
Net Assets	5,811,922

ETF Shares—Net Assets
Applicable to 88,013,225 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,038,895
Net Asset Value Per Share—ETF Shares	$57.25

Admiral Shares—Net Assets
Applicable to 14,656,959 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	508,710
Net Asset Value Per Share—Admiral Shares	$34.71

Institutional Shares—Net Assets
Applicable to 2,286,722 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	264,317
Net Asset Value Per Share—Institutional Shares	$115.59

See accompanying Notes, which are an integral part of the Financial Statements.
21

Global ex-U.S. Real Estate Index Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	83,128
Dividends—Affiliated Issuers	321
Interest—Unaffiliated Issuers	8
Interest—Affiliated Issuers	7
Securities Lending—Net	2,038
Total Income	85,502
Expenses
The Vanguard Group—Note B
Investment Advisory Services	427
Management and Administrative—ETF Shares	2,176
Management and Administrative—Admiral Shares	209
Management and Administrative—Institutional Shares	97
Marketing and Distribution—ETF Shares	73
Marketing and Distribution—Admiral Shares	11
Marketing and Distribution—Institutional Shares	4
Custodian Fees	355
Shareholders’ Reports—ETF Shares	1
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	3,356
Net Investment Income	82,146
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[2]	43,257
Investment Securities Sold—Affiliated Issuers	(10)
Futures Contracts	8,081
Swap Contracts	167
Forward Currency Contracts	(306)
Foreign Currencies	786
Realized Net Gain (Loss)	51,975
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Global ex-U.S. Real Estate Index Fund
Statement of Operations (continued)
Six Months Ended April 30, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	964,017
Investment Securities—Affiliated Issuers	4,133
Futures Contracts	899
Swap Contracts	(41)
Forward Currency Contracts	115
Foreign Currencies	67
Change in Unrealized Appreciation (Depreciation)	969,190
Net Increase (Decrease) in Net Assets Resulting from Operations	1,103,311
1	Dividends are net of foreign withholding taxes of $8,737,000.
2	Includes $72,040,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
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Global ex-U.S. Real Estate Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	82,146	195,576
Realized Net Gain (Loss)	51,975	(110,687)
Change in Unrealized Appreciation (Depreciation)	969,190	(1,222,266)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,103,311	(1,137,377)
Distributions
ETF Shares	(46,083)	(358,889)
Admiral Shares	(4,435)	(37,035)
Institutional Shares	(2,294)	(14,097)
Total Distributions	(52,812)	(410,021)
Capital Share Transactions
ETF Shares	(94,379)	(372,426)
Admiral Shares	(2,929)	(56,772)
Institutional Shares	13,616	27,341
Net Increase (Decrease) from Capital Share Transactions	(83,692)	(401,857)
Total Increase (Decrease)	966,807	(1,949,255)
Net Assets
Beginning of Period	4,845,115	6,794,370
End of Period	5,811,922	4,845,115

See accompanying Notes, which are an integral part of the Financial Statements.
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Global ex-U.S. Real Estate Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$47.04	$60.79	$52.99	$59.49	$53.35	$53.58
Investment Operations
Net Investment Income[1]	.789	1.761	2.033	2.672	1.900	1.752
Net Realized and Unrealized Gain (Loss) on Investments	9.926	(11.864)	7.969	(6.240)	6.325	(.241)
Total from Investment Operations	10.715	(10.103)	10.002	(3.568)	8.225	1.511
Distributions
Dividends from Net Investment Income	(.505)	(3.647)	2.202	(2.932)	(2.085)	(1.741)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.505)	(3.647)	2.202	(2.932)	(2.085)	(1.741)
Net Asset Value, End of Period	$57.25	$47.04	$60.79	$52.99	$59.49	$53.35
Total Return	22.87%	-17.71%	19.47%	-6.42%	16.13%	2.92%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,039	$4,219	$5,945	$5,270	$5,122	$3,616
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.89%	3.44%	3.54%	4.51%	3.44%	3.30%
Portfolio Turnover Rate[2]	2%	11%	7%	7%	6%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Global ex-U.S. Real Estate Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$28.51	$36.84	$32.11	$36.05	$32.33	$32.47
Investment Operations
Net Investment Income[1]	.480	1.079	1.236	1.620	1.141	1.058
Net Realized and Unrealized Gain (Loss) on Investments	6.024	(7.199)	4.828	(3.784)	3.844	(.139)
Total from Investment Operations	6.504	(6.120)	6.064	(2.164)	4.985	.919
Distributions
Dividends from Net Investment Income	(.304)	(2.210)	1.334	(1.776)	(1.265)	(1.059)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.304)	(2.210)	1.334	(1.776)	(1.265)	(1.059)
Net Asset Value, End of Period	$34.71	$28.51	$36.84	$32.11	$36.05	$32.33
Total Return[2]	22.88%	-17.71%	19.46%	-6.43%	16.15%	2.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$509	$421	$617	$475	$453	$373
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.90%	3.49%	3.55%	4.51%	3.44%	3.30%
Portfolio Turnover Rate[3]	2%	11%	7%	7%	6%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction or account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Global ex-U.S. Real Estate Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$94.98	$122.73	$106.98	$120.11	$107.71	$108.17
Investment Operations
Net Investment Income[1]	1.603	3.646	4.143	5.543	3.889	3.559
Net Realized and Unrealized Gain (Loss) on Investments	20.043	(24.030)	16.064	(12.740)	12.741	(.483)
Total from Investment Operations	21.646	(20.384)	20.207	(7.197)	16.630	3.076
Distributions
Dividends from Net Investment Income	(1.036)	(7.366)	4.457	(5.933)	(4.230)	(3.536)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.036)	(7.366)	4.457	(5.933)	(4.230)	(3.536)
Net Asset Value, End of Period	$115.59	$94.98	$122.73	$106.98	$120.11	$107.71
Total Return[2]	22.86%	-17.71%	19.46%	-6.42%	16.17%	2.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$264	$205	$232	$115	$156	$165
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.12%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.91%	3.55%	3.57%	4.52%	3.46%	3.32%
Portfolio Turnover Rate[3]	2%	11%	7%	7%	6%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Global ex-U.S. Real Estate Index Fund
Notes to Financial Statements
Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the
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Global ex-U.S. Real Estate Index Fund
counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
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Global ex-U.S. Real Estate Index Fund
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2021, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
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Global ex-U.S. Real Estate Index Fund
During the six months ended April 30, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open swap contracts at April 30, 2021.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds
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Global ex-U.S. Real Estate Index Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $214,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
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Global ex-U.S. Real Estate Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	256,045	5,489,614	3,382	5,749,041
Temporary Cash Investments	160,967	—	—	160,967
Total	417,012	5,489,614	3,382	5,910,008
Derivative Financial Instruments
Assets
Futures Contracts[1]	767	—	—	767
Liabilities
Futures Contracts[1]	136	—	—	136
Forward Currency Contracts	—	3	—	3
Total	136	3	—	139
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At April 30, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	767	—	767
Total Assets	767	—	767

Unrealized Depreciation—Futures Contracts[1]	136	—	136
Unrealized Depreciation—Forward Currency Contracts	—	3	3
Total Liabilities	136	3	139
1 Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Global ex-U.S. Real Estate Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2021, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	8,081	—	8,081
Swap Contracts	167	—	167
Forward Currency Contracts	—	(306)	(306)
Realized Net Gain (Loss) on Derivatives	8,248	(306)	7,942
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	899	—	899
Swap Contracts	(41)	—	(41)
Forward Currency Contracts	—	115	115
Change in Unrealized Appreciation (Depreciation) on Derivatives	858	115	973
E.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,896,176
Gross Unrealized Appreciation	827,795
Gross Unrealized Depreciation	(813,336)
Net Unrealized Appreciation (Depreciation)	14,459
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2020, the fund had available capital losses totaling $477,984,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2021, the fund purchased $337,957,000 of investment securities and sold $403,160,000 of investment securities, other than temporary cash investments. Purchases and sales include $185,778,000 and $312,775,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
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Global ex-U.S. Real Estate Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	243,975	4,518	299,697	5,699
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(338,354)	(6,200)	(672,123)	(13,800)
Net Increase (Decrease)—ETF Shares	(94,379)	(1,682)	(372,426)	(8,101)
Admiral Shares
Issued[1]	56,228	1,705	125,819	4,401
Issued in Lieu of Cash Distributions	3,466	106	28,790	825
Redeemed[2]	(62,623)	(1,907)	(211,381)	(7,235)
Net Increase (Decrease)—Admiral Shares	(2,929)	(96)	(56,772)	(2,009)
Institutional Shares
Issued[1]	19,964	185	32,658	330
Issued in Lieu of Cash Distributions	834	8	5,630	48
Redeemed[2]	(7,182)	(65)	(10,947)	(112)
Net Increase (Decrease)—Institutional Shares	13,616	128	27,341	266
1	Includes purchase fees for fiscal 2021 and 2020 of $191,000 and $396,000, respectively (fund totals).
2	Net of redemption fees for fiscal 2021 and 2020 of $149,000 and $473,000, respectively (fund totals).
H.	Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	154,274	NA2	NA2	(10)	9	7	—	160,967
Vanguard Real Estate ETF	7,415	15,143	—	—	4,124	321	—	26,525
Total	161,689			(10)	4,133	328	—	187,492
1	Does not include adjustments related to return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
I.	Management has determined that no other events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.
35

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Global ex-U.S. Real Estate Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.
36

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
37

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard International Equity Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Global Ex-U.S. Real Estate Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
38

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q7382 062021

Semiannual Report  |  April 30, 2021
Vanguard Emerging Markets Stock Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2021
	Beginning Account Value 10/31/2020	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,208.60	$1.59
FTSE Emerging Markets ETF Shares	1,000.00	1,209.70	0.55
AdmiralTM Shares	1,000.00	1,209.60	0.77
Institutional Shares	1,000.00	1,209.90	0.55
Institutional Plus Shares	1,000.00	1,209.80	0.44
Based on Hypothetical 5% Yearly Return
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,023.36	$1.45
FTSE Emerging Markets ETF Shares	1,000.00	1,024.30	0.50
Admiral Shares	1,000.00	1,024.10	0.70
Institutional Shares	1,000.00	1,024.30	0.50
Institutional Plus Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: 0.29% for Investor Shares, 0.10% for FTSE Emerging Markets ETF Shares, 0.14% for Admiral Shares, 0.10% for Institutional Shares, and 0.08% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Emerging Markets Stock Index Fund
Fund Allocation
As of April 30, 2021
Basic Materials	7.7%
Consumer Discretionary	16.3
Consumer Staples	5.5
Energy	5.6
Financials	18.4
Health Care	4.7
Industrials	6.9
Other	0.0
Real Estate	3.4
Technology	25.9
Telecommunications	3.1
Utilities	2.5
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

Emerging Markets Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of April 30, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
Brazil
	Vale SA	38,513,571	772,959	0.69%
	B3 SA - Brasil Bolsa Balcao	28,104,955	266,457	0.24%
	Petroleo Brasileiro SA	62,437,867	265,519	0.24%
	Itau Unibanco Holding SA Preference Shares	47,431,233	240,385	0.21%
	Banco Bradesco SA Preference Shares *	49,131,940	215,719	0.19%
	Petroleo Brasileiro SA Preference Shares	40,335,534	175,390	0.16%
	Vale SA Class B ADR	7,267,850	146,229	0.13%
	Itau Unibanco Holding SA ADR[1]	20,246,745	101,234	0.09%
	Banco Bradesco SA *	20,901,387	79,534	0.07%
	Banco Bradesco SA ADR*	13,043,052	56,737	0.05%
	Petroleo Brasileiro SA ADR	5,639,547	48,782	0.04%
	Itau Unibanco Holding SA	3,800,912	17,115	0.02%
	CPFL Energia SA	2,630,847	14,215	0.01%
†	Other*,1,2,3		3,654,870	3.27%
			6,055,145	5.41%
†Chile*,1			705,347	0.63%
China
	Tencent Holdings Ltd.	81,520,844	6,503,084	5.81%
	Alibaba Group Holding Ltd. *	194,068,328	5,610,073	5.01%
	Meituan Class B *	52,560,782	2,011,728	1.80%
	China Construction Bank Corp. Class H	1,259,644,103	994,290	0.89%
	JD.com Inc. ADR*	11,831,880	915,314	0.82%
	Ping An Insurance Group Co. of China Ltd. Class H	82,333,813	897,626	0.80%
	Baidu Inc. ADR*	3,783,075	795,694	0.71%
	Industrial & Commercial Bank of China Ltd. Class H	1,082,774,614	702,604	0.63%
	NIO Inc. ADR*	17,184,079	684,614	0.61%
	Wuxi Biologics Cayman Inc. *,2	43,832,566	615,313	0.55%
4

Emerging Markets Stock Index Fund
	Shares	Market Value• ($000)	Percentage of Net Assets
NetEase Inc. ADR	5,165,252	578,818	0.52%
Pinduoduo Inc. ADR*	4,007,580	536,735	0.48%
China Merchants Bank Co. Ltd. Class H	60,091,795	482,682	0.43%
Bank of China Ltd. Class H	1,057,594,735	419,599	0.38%
New Oriental Education & Technology Group Inc. ADR*	19,968,709	304,722	0.27%
TAL Education Group ADR*	5,350,509	304,711	0.27%
ANTA Sports Products Ltd.	15,575,805	277,848	0.25%
Trip.com Group Ltd. ADR*	6,662,057	260,353	0.23%
Kweichow Moutai Co. Ltd. Class A (XSSC)	750,664	231,911	0.21%
China Life Insurance Co. Ltd. Class H	104,245,734	211,322	0.19%
Alibaba Health Information Technology Ltd. *	65,299,112	198,757	0.18%
China Petroleum & Chemical Corp. Class H	362,900,822	178,985	0.16%
China Resources Land Ltd.	38,123,325	178,496	0.16%
China Resources Beer Holdings Co. Ltd.	21,677,124	174,625	0.16%
Agricultural Bank of China Ltd. Class H	429,817,343	166,520	0.15%
China Overseas Land & Investment Ltd.	52,773,841	133,563	0.12%
Kweichow Moutai Co. Ltd. Class A (XSHG)	409,361	126,469	0.11%
Ping An Insurance Group Co. of China Ltd. Class A	9,891,000	110,530	0.10%
China Shenhua Energy Co. Ltd. Class H	48,966,860	101,993	0.09%
PetroChina Co. Ltd. Class H	270,243,227	97,765	0.09%
PICC Property & Casualty Co. Ltd. Class H	92,274,207	90,336	0.08%
China Tourism Group Duty Free Corp. Ltd. Class A (XSSC)	1,803,822	86,563	0.08%
Postal Savings Bank of China Co. Ltd. Class H [2]	128,655,010	83,441	0.08%
Autohome Inc. ADR	822,296	76,252	0.07%
China Longyuan Power Group Corp. Ltd. Class H	48,203,493	70,885	0.07%
CITIC Ltd.	64,689,026	67,941	0.06%
China Resources Gas Group Ltd.	12,280,405	66,444	0.06%
China CITIC Bank Corp. Ltd. Class H	111,454,476	58,183	0.05%
Sinopharm Group Co. Ltd. Class H	18,024,025	55,592	0.05%
China Merchants Bank Co. Ltd. Class A (XSSC)	6,742,049	54,777	0.05%
Industrial & Commercial Bank of China Ltd. Class A (XSSC)	68,571,576	54,318	0.05%
Kunlun Energy Co. Ltd.	42,433,541	45,371	0.04%
Ping An Bank Co. Ltd. Class A (XSHE)	12,100,404	43,461	0.04%
People's Insurance Co. Group of China Ltd. Class H	113,845,422	38,918	0.04%
China Taiping Insurance Holdings Co. Ltd.	20,873,800	38,639	0.04%
CGN Power Co. Ltd. Class H [2]	158,586,514	36,484	0.03%
China Resources Power Holdings Co. Ltd.	27,511,149	36,140	0.03%
Dongfeng Motor Group Co. Ltd. Class H	41,556,430	36,117	0.03%
China Resources Cement Holdings Ltd.	31,793,076	34,633	0.03%
Agricultural Bank of China Ltd. Class A (XSSC)	68,471,495	33,834	0.03%
China Galaxy Securities Co. Ltd. Class H	56,185,875	33,393	0.03%
China Literature Ltd. *,1,2	3,146,764	32,772	0.03%
China Merchants Port Holdings Co. Ltd.	18,788,671	30,059	0.03%
Bank of China Ltd. Class A (XSSC)	59,514,300	29,870	0.03%
China Yangtze Power Co. Ltd. Class A (XSHG)	9,425,291	29,052	0.03%
Zhuzhou CRRC Times Electric Co. Ltd. Class H	7,310,879	29,026	0.03%
China Construction Bank Corp. Class A (XSSC)	27,225,610	28,288	0.03%
Alibaba Pictures Group Ltd. *	187,629,250	27,260	0.03%
China Merchants Bank Co. Ltd. Class A (XSHG)	3,337,629	27,117	0.03%
China Oilfield Services Ltd. Class H	28,672,348	26,198	0.03%
Agricultural Bank of China Ltd. Class A (XSHG)	52,073,300	25,731	0.02%
JD.com Inc. Class A *	664,136	25,648	0.02%
China Cinda Asset Management Co. Ltd. Class H	125,971,276	24,762	0.02%
Ping An Bank Co. Ltd. Class A (XSEC)	6,479,400	23,272	0.02%
China State Construction Engineering Corp. Ltd. Class A (XSSC)	29,655,370	22,613	0.02%
5

Emerging Markets Stock Index Fund
	Shares	Market Value• ($000)	Percentage of Net Assets
Shanghai Baosight Software Co. Ltd. Class B	6,003,041	22,585	0.02%
AviChina Industry & Technology Co. Ltd. Class H	35,136,476	22,547	0.02%
China Huarong Asset Management Co. Ltd. Class H [2,3]	156,726,113	20,580	0.02%
Air China Ltd. Class H	25,822,808	20,418	0.02%
China Overseas Property Holdings Ltd.	20,021,311	20,222	0.02%
China Life Insurance Co. Ltd. Class A	3,900,190	19,859	0.02%
China Southern Airlines Co. Ltd. Class H *	27,991,638	18,955	0.02%
Beijing Capital International Airport Co. Ltd. Class H	25,534,447	18,536	0.02%
China State Construction International Holdings Ltd.	25,889,728	18,129	0.02%
China Coal Energy Co. Ltd. Class H	31,651,653	17,119	0.02%
Baidu Inc. Class A *	618,785	16,394	0.02%
Citic Pacific Special Steel Group Co. Ltd. Class A (XSHE)	4,069,154	16,239	0.02%
China Resources Pharmaceutical Group Ltd. [2]	23,910,126	16,101	0.02%
China Petroleum & Chemical Corp. Class A	24,099,501	15,890	0.02%
Angang Steel Co. Ltd. Class H [1]	22,522,652	15,483	0.02%
China Power International Development Ltd.	66,692,063	15,286	0.02%
China Communications Services Corp. Ltd. Class H	34,476,821	14,908	0.02%
Sinotrans Ltd. Class H	32,010,836	14,612	0.01%
China CITIC Bank Corp. Ltd. Class A (XSSC)	17,604,266	14,081	0.01%
China Railway Signal & Communication Corp. Ltd. Class H [2]	35,037,798	13,908	0.01%
Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	10,331,394	13,732	0.01%
Sinopec Engineering Group Co. Ltd. Class H	21,236,064	13,109	0.01%
Sinopec Shanghai Petrochemical Co. Ltd. Class H	52,198,131	12,904	0.01%
China Yangtze Power Co. Ltd. Class A (XSSC)	4,162,028	12,829	0.01%
China Shenhua Energy Co. Ltd. Class A (XSSC)	3,713,048	10,997	0.01%
OneConnect Financial Technology Co. Ltd. ADR*	697,556	10,282	0.01%
Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	7,651,784	10,171	0.01%
Daqin Railway Co. Ltd. Class A (XSSC)	9,556,460	10,152	0.01%
Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	15,329,692	10,010	0.01%
China Resources Microelectronics Ltd. Class A	1,012,886	9,885	0.01%
China Reinsurance Group Corp. Class H	94,101,940	9,801	0.01%
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSHE)	5,323,930	9,545	0.01%
AVIC Shenyang Aircraft Co. Ltd. Class A (XSHG)	877,190	7,819	0.01%
China BlueChemical Ltd. Class H	25,064,568	7,086	0.01%
China National Nuclear Power Co. Ltd. Class A (XSHG)	8,760,747	7,052	0.01%
China State Construction Engineering Corp. Ltd. Class A (XSHG)	9,119,060	6,953	0.01%
Trip.com Group Ltd. *	173,941	6,892	0.01%
PetroChina Co. Ltd. Class A	10,277,690	6,736	0.01%
New Oriental Education & Technology Group Inc. *	433,550	6,663	0.01%
Sinopec Kantons Holdings Ltd.	16,508,976	6,338	0.01%
AVIC Xi'an Aircraft Industry Group Co. Ltd. Class A (XSHE)	1,679,002	6,227	0.01%
China Machinery Engineering Corp. Class H	11,958,261	5,350	0.01%
NetEase Inc.	236,236	5,280	0.01%
Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,254,700	5,163	0.01%
China National Accord Medicines Corp. Ltd. Class B	1,756,387	5,113	0.01%
Air China Ltd. Class A (XSHG)	3,962,314	5,001	0.01%
Autohome Inc. Class A *,1	204,468	4,791	0.01%
AVIC Shenyang Aircraft Co. Ltd. Class A (XSSC)	495,963	4,421	0.01%
CSSC Offshore & Marine Engineering Group Co. Ltd. Class H *,1	4,416,581	4,296	0.01%
Power Construction Corp. of China Ltd. Class A (XSSC)	7,234,508	4,263	0.01%
Daqin Railway Co. Ltd. Class A (XSHG)	3,964,820	4,212	0.01%
Zhongjin Gold Corp. Ltd. Class A (XSSC)	3,143,933	4,141	0.01%
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,034,079	3,989	0.01%
6

Emerging Markets Stock Index Fund
	Shares	Market Value• ($000)	Percentage of Net Assets
China Merchants Energy Shipping Co. Ltd. Class A (XSHG)	5,216,769	3,949	0.01%
China Shenhua Energy Co. Ltd. Class A (XSHG)	1,323,530	3,920	0.01%
Sinopec Oilfield Service Corp. Class A *	12,401,900	3,727	0.00%
China Foods Ltd.	8,761,153	3,648	0.01%
China Tourism Group Duty Free Corp. Ltd. Class A (XSHG)	73,000	3,503	0.00%
AVIC Xi'an Aircraft Industry Group Co. Ltd. Class A (XSEC)	940,900	3,489	0.00%
Dongxing Securities Co. Ltd. Class A (XSHG)	2,151,801	3,418	0.00%
China National Nuclear Power Co. Ltd. Class A (XSSC)	4,236,800	3,411	0.00%
Heilongjiang Agriculture Co. Ltd. Class A (XSHG)	1,400,571	3,272	0.00%
Industrial & Commercial Bank of China Ltd. Class A (XSHG)	4,078,600	3,231	0.00%
China Southern Airlines Co. Ltd. Class A *	3,271,455	3,204	0.00%
Citic Pacific Special Steel Group Co. Ltd. Class A (XSEC)	792,645	3,163	0.00%
AVICOPTER plc Class A (XSSC)	395,502	3,104	0.00%
Sinofert Holdings Ltd. *	23,790,032	3,092	0.00%
FAW Jiefang Group Co. Ltd. *	1,796,743	3,064	0.00%
China CSSC Holdings Ltd. Class A (XSHG) *	1,251,700	3,015	0.00%
Shanghai Jahwa United Co. Ltd. Class A (XSSC)	317,125	2,883	0.00%
Sinopec Shanghai Petrochemical Co. Ltd. Class A	4,902,940	2,776	0.00%
China National Medicines Corp. Ltd. Class A (XSSC)	488,252	2,774	0.00%
China First Heavy Industries Class A *	6,516,775	2,768	0.00%
CNOOC Energy Technology & Services Ltd. Class A	7,369,200	2,760	0.00%
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSEC)	1,517,160	2,720	0.00%
Harbin Electric Co. Ltd. Class H *	9,081,875	2,660	0.00%
China Satellite Communications Co. Ltd. Class A (XSHG)	1,064,700	2,563	0.00%
China Coal Energy Co. Ltd. Class A (XSSC)	2,344,794	2,532	0.00%
Haohua Chemical Science & Technology Co. Ltd. Class A	757,270	2,426	0.00%
China Merchants Property Operation & Service Co. Ltd. Class A (XSHE)	744,416	2,423	0.00%
China National Chemical Engineering Co. Ltd. Class A	2,468,900	2,398	0.00%
CGN New Energy Holdings Co. Ltd. *	9,830,000	2,394	0.00%
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,918,830	2,300	0.00%
China Merchants Land Ltd.	15,681,888	2,296	0.00%
Offshore Oil Engineering Co. Ltd. Class A (XSSC)	3,342,570	2,240	0.00%
COFCO Sugar Holding Co. Ltd. Class A	1,487,749	2,162	0.00%
Shanghai Jahwa United Co. Ltd. Class A (XSHG)	232,700	2,115	0.00%
China XD Electric Co. Ltd. Class A (XSSC)	3,385,707	2,113	0.00%
Angang Steel Co. Ltd. Class A	2,812,912	2,112	0.00%
China CITIC Bank Corp. Ltd. Class A (XSHG)	2,539,850	2,032	0.00%
China Shipbuilding Industry Group Power Co. Ltd. Class A (XSSC) *	776,822	2,019	0.00%
Shennan Circuits Co. Ltd. Class A	155,817	1,906	0.00%
COFCO Capital Holdings Co. Ltd. Class A (XSHE)	1,446,657	1,905	0.00%
Bluestar Adisseo Co. Class A	1,009,941	1,884	0.00%
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	1,168,509	1,861	0.00%
Grandjoy Holdings Group Co. Ltd. Class A (XSHE)	3,113,300	1,754	0.00%
Power Construction Corp. of China Ltd. Class A (XSHG)	2,885,702	1,701	0.00%
Guangxi Guiguan Electric Power Co. Ltd. Class A (XSSC)	2,050,466	1,639	0.00%
Sinochem International Corp. Class A (XSSC)	1,871,806	1,611	0.00%
Shanghai Electric Power Co. Ltd. Class A (XSSC)	1,459,223	1,585	0.00%
Sinopec Oilfield Service Corp. Class H *	17,594,608	1,558	0.00%
China Galaxy Securities Co. Ltd. Class A	995,320	1,531	0.00%
Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	2,218,300	1,449	0.00%
Tian Di Science & Technology Co. Ltd. Class A (XSSC)	2,566,939	1,442	0.00%
7

Emerging Markets Stock Index Fund
	Shares	Market Value• ($000)	Percentage of Net Assets
Minmetals Capital Co. Ltd. Class A	1,506,360	1,410	0.00%
CGN Power Co. Ltd. Class A	3,113,500	1,302	0.00%
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSSC)	3,487,528	1,265	0.00%
CNSIG Inner Mongolia Chemical Industry Co. Ltd.	952,045	1,261	0.00%
ADAMA Ltd. Class A	915,100	1,251	0.00%
COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSHG) *	1,991,001	1,249	0.00%
CITIC Press Corp. Class A	192,900	1,245	0.00%
Cinda Real Estate Co. Ltd. Class A (XSSC)	2,163,113	1,212	0.00%
CSSC Offshore & Marine Engineering Group Co. Ltd. Class A (XSSC) *	362,901	1,190	0.00%
China Publishing & Media Co. Ltd. Class A (XSHG)	1,075,300	1,190	0.00%
Shanghai Baosteel Packaging Co. Ltd. Class A	894,100	1,164	0.00%
China National Medicines Corp. Ltd. Class A (XSHG)	204,086	1,159	0.00%
Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A *	1,433,500	1,150	0.00%
Baoding Tianwei Baobian Electric Co. Ltd. Class A *	1,751,501	1,086	0.00%
Glarun Technology Co. Ltd. Class A (XSSC)	507,941	1,077	0.00%
CITIC Heavy Industries Co. Ltd. Class A (XSHG)	2,056,652	1,075	0.00%
China Merchants Port Group Co. Ltd. Class A	466,300	1,053	0.00%
Shanghai Datun Energy Resources Co. Ltd. Class A	732,600	1,047	0.00%
Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	1,029	0.00%
Sinotrans Ltd. Class A (XSSC)	1,367,100	1,028	0.00%
Minmetals Development Co. Ltd. Class A (XSHG) *	922,286	1,022	0.00%
China Shipbuilding Industry Group Power Co. Ltd. Class A (XSHG) *	391,700	1,018	0.00%
Sinotrans Ltd. Class A (XSHG)	1,337,295	1,006	0.00%
Sinopec Oilfield Equipment Corp. Class A *	1,489,942	982	0.00%
Dongxing Securities Co. Ltd. Class A (XSSC)	615,613	978	0.00%
China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	956	0.00%
Grinm Advanced Materials Co. Ltd. Class A (XSSC)	528,800	948	0.00%
Besttone Holdings Co. Ltd. Class A	559,900	946	0.00%
SGIS Songshan Co. Ltd. Class A (XSEC)	1,225,100	942	0.00%
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,555,201	927	0.00%
AVICOPTER plc Class A (XSHG)	115,800	909	0.00%
Shanghai Electric Power Co. Ltd. Class A (XSHG)	836,400	908	0.00%
Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	1,128,790	902	0.00%
China Aluminum International Engineering Corp. Ltd. Class A	1,830,300	889	0.00%
Zhonghang Electronic Measuring Instruments Co. Ltd. Class A	448,200	888	0.00%
China West Construction Group Co. Ltd. Class A	649,000	838	0.00%
Bank of China Ltd. Class A (XSHG)	1,564,597	785	0.00%
China CSSC Holdings Ltd. Class A (XSSC) *	325,900	785	0.00%
Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	779	0.00%
North Electro-Optic Co. Ltd. Class A	494,561	770	0.00%
Sinosteel Engineering & Technology Co. Ltd. Class A	475,400	766	0.00%
China Harzone Industry Corp. Ltd. Class A (XSEC) *	593,522	755	0.00%
China Merchants Energy Shipping Co. Ltd. Class A (XSSC)	936,400	709	0.00%
China Coal Energy Co. Ltd. Class A (XSHG)	656,600	709	0.00%
China CAMC Engineering Co. Ltd. Class A	673,800	708	0.00%
Guodian Nanjing Automation Co. Ltd. Class A	687,800	659	0.00%
Air China Ltd. Class A (XSSC)	503,438	635	0.00%
China Construction Bank Corp. Class A (XSHG)	604,100	628	0.00%
SGIS Songshan Co. Ltd. Class A (XSHE)	794,400	611	0.00%
KraussMaffei Co. Ltd. Class A *	864,834	603	0.00%
Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	151,237	595	0.00%
8

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
	China Satellite Communications Co. Ltd. Class A (XSSC)	242,300	583	0.00%
	China Merchants Property Operation & Service Co. Ltd. Class A (XSEC)	173,700	565	0.00%
	Heilongjiang Agriculture Co. Ltd. Class A (XSSC)	239,700	560	0.00%
	China Television Media Ltd. Class A (XSHG)	289,800	498	0.00%
	China Tungsten & Hightech Materials Co. Ltd. Class A *	363,860	486	0.00%
	CSSC Offshore & Marine Engineering Group Co. Ltd. Class A (XSHG) *	145,500	477	0.00%
	Beijing HualuBaina Film & TV Co. Ltd. Class A (XSHE) *	613,119	472	0.00%
	Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	469	0.00%
	Sinochem International Corp. Class A (XSHG)	539,110	464	0.00%
	Glarun Technology Co. Ltd. Class A (XSHG)	217,058	460	0.00%
	CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	435	0.00%
	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	433	0.00%
	China National Accord Medicines Corp. Ltd. Class A	61,247	395	0.00%
	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	604,909	349	0.00%
	China Television Media Ltd. Class A (XSSC)	155,437	267	0.00%
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	256	0.00%
	China Harzone Industry Corp. Ltd. Class A (XSHE) *	192,543	245	0.00%
	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	239	0.00%
	COFCO Capital Holdings Co. Ltd. Class A (XSEC)	165,800	218	0.00%
	China Publishing & Media Co. Ltd. Class A (XSSC)	191,600	212	0.00%
	Grandjoy Holdings Group Co. Ltd. Class A (XSEC)	359,500	202	0.00%
	Norinco International Cooperation Ltd. Class A	168,845	201	0.00%
	Minmetals Development Co. Ltd. Class A (XSSC) *	104,800	116	0.00%
	Beijing HualuBaina Film & TV Co. Ltd. Class A (XSEC) *	124,000	95	0.00%
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSSC) *	67,400	42	0.00%
†	Other*,1,2,3		18,024,269	15.99%
			45,144,698	40.31%
†Colombia*			228,825	0.21%
†Czech Republic*			104,765	0.09%
†Egypt*			128,747	0.12%
†Greece*,3			341,888	0.31%
†Hong Kong*,1,3			44,674	0.04%
†Hungary*			239,070	0.21%
India
	Reliance Industries Ltd.	43,424,386	1,166,649	1.04%
	Infosys Ltd.	49,879,502	906,495	0.81%
	Housing Development Finance Corp. Ltd.	23,779,297	774,380	0.69%
	Tata Consultancy Services Ltd.	13,695,585	560,472	0.50%
	Hindustan Unilever Ltd.	12,334,899	391,233	0.35%
	Axis Bank Ltd. *	31,413,275	301,973	0.27%
	Reliance Industries Ltd.	1,084,144	15,690	0.01%
	Alok Industries Ltd. *	15,821,397	4,114	0.00%
	TV18 Broadcast Ltd. *	5,500,453	2,512	0.00%
†	Other*,2,3		8,940,996	8.00%
			13,064,514	11.67%
9

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
Indonesia
	Bank Central Asia Tbk. PT	131,513,350	291,139	0.26%
†	Other*,3		1,290,881	1.15%
			1,582,020	1.41%
†Kuwait*			704,379	0.63%
†Malaysia*,2			2,243,994	2.00%
Mexico
	America Movil SAB de CV Series L	421,721,135	294,582	0.26%
†	Other*,2,3		2,017,102	1.81%
			2,311,684	2.07%
†Pakistan*			91,786	0.08%
†Philippines*,2			910,047	0.81%
†Poland*,3			242	0.00%
Qatar
	Qatar National Bank QPSC	61,090,658	299,934	0.27%
†	Other*		579,238	0.52%
			879,172	0.79%
†Romania			36,344	0.03%
Russia
	Sberbank of Russia PJSC	141,911,352	560,654	0.50%
	Gazprom PJSC	144,430,619	440,350	0.39%
	LUKOIL PJSC	4,958,709	382,389	0.34%
	Novatek PJSC	9,910,625	178,746	0.16%
	Novatek PJSC GDR	483,402	87,053	0.08%
	Rosneft Oil Co. PJSC GDR	9,320,161	64,291	0.06%
	Rosneft Oil Co. PJSC	7,149,915	49,884	0.05%
	VTB Bank PJSC	69,384,223,072	47,403	0.04%
	Transneft PJSC Preference Shares	21,768	41,008	0.04%
	Inter RAO UES PJSC	504,971,670	32,911	0.03%
	RusHydro PJSC	1,629,818,418	17,761	0.02%
	Federal Grid Co. Unified Energy System PJSC	3,800,704,717	10,750	0.01%
	Aeroflot PJSC *	12,439,909	10,606	0.01%
	ROSSETI PJSC	419,739,584	7,950	0.01%
	Mosenergo PJSC	145,621,234	4,317	0.00%
	Bashneft PJSC Preference Shares	227,820	3,569	0.00%
	OGK-2 PJSC	302,841,880	3,179	0.00%
	Rosseti Lenenergo PJSC Preference Shares	1,372,446	2,920	0.00%
	TGC-1 PJSC	10,414,590,345	1,648	0.00%
	Bashneft PJSC	72,116	1,496	0.00%
†	Other*,1		1,056,572	0.94%
			3,005,457	2.68%
Saudi Arabia
	Al Rajhi Bank	16,797,727	442,271	0.39%
	Saudi National Bank *	28,741,511	435,174	0.39%
	Saudi Basic Industries Corp.	12,417,930	409,258	0.37%
10

Emerging Markets Stock Index Fund
			Shares	Market Value• ($000)	Percentage of Net Assets
		Saudi Arabian Oil Co. [2]	34,959,574	329,643	0.29%
		Saudi Telecom Co.	8,258,047	279,224	0.25%
		Saudi Electricity Co.	10,972,178	75,969	0.07%
		Yanbu National Petrochemical Co.	3,270,922	63,508	0.06%
		Saudi Real Estate Co. *	1,168,835	5,986	0.01%
†		Other*		1,608,771	1.43%
				3,649,804	3.26%
South Africa
		Naspers Ltd.	5,825,830	1,325,842	1.18%
†		Other*,1,2		3,480,840	3.11%
				4,806,682	4.29%
Taiwan
		Taiwan Semiconductor Manufacturing Co. Ltd.	241,921,285	5,094,771	4.55%
		Taiwan Semiconductor Manufacturing Co. Ltd. ADR	17,578,753	2,052,144	1.83%
		MediaTek Inc.	20,338,630	852,648	0.76%
		Hon Hai Precision Industry Co. Ltd.	163,647,761	672,764	0.60%
		Delta Electronics Inc.	29,908,356	320,406	0.29%
		Formosa Plastics Corp.	67,118,057	253,730	0.23%
		United Microelectronics Corp.	94,827,270	189,134	0.17%
		United Microelectronics Corp. ADR[1]	13,168,758	130,634	0.12%
†		Other*,1,3		10,895,566	9.72%
				20,461,797	18.27%
Thailand
		PTT PCL (Foreign) [1]	198,615,215	254,224	0.23%
†		Other*,1,3		2,659,057	2.37%
				2,913,281	2.60%
†Turkey*,2,3				585,382	0.52%
†United Arab Emirates*,3				784,652	0.70%
Total Common Stocks (Cost $77,087,872)				111,024,396	99.14%
		Coupon
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund[4,5]	0.068%	17,108,795	1,710,879	1.53%
11

Emerging Markets Stock Index Fund
	Market Value• ($000)	Percentage of Net Assets
†U.S. Government and Agency Obligations[6]	48,000	0.04%
Total Temporary Cash Investments (Cost $1,758,589)	1,758,879	1.57%
Total Investments (Cost $78,846,461)	112,783,275	100.71%
Other Assets and Liabilities—Net	(792,962)	(0.71%)
Net Assets	111,990,313	100.00%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Includes non-income-producing security.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $722,277,000.
2	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value of these securities was $3,887,659,000, representing 3.5% of net assets.
3	Certain securities value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $828,804,000 was received for securities on loan, of which $822,096,000 is held in Vanguard Market Liquidity Fund and $6,708,000 is held in cash.
6	Securities with a value of $44,577,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	June 2021	8,776	586,500	(1,360)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
BNP Paribas	6/16/21	INR	25,000,000	USD	335,507	—	(350)
INR—Indian rupee.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Emerging Markets Stock Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
BYD Co. Ltd.	9/10/21	GSI	22,811	(0.115)	—	(708)
FTSE China A Stock Connect CNY All Cap Index	6/22/21	BOANA	276,662	(0.111)	11,283	—
					11,283	(708)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At April 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $13,387,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Emerging Markets Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $77,135,870)	111,072,396
Affiliated Issuers (Cost $1,710,591)	1,710,879
Total Investments in Securities	112,783,275
Investment in Vanguard	4,019
Cash	6,708
Foreign Currency, at Value (Cost $338,857)	342,297
Receivables for Investment Securities Sold	56,234
Receivables for Accrued Income	114,679
Receivables for Capital Shares Issued	115,094
Unrealized Appreciation—Over-the-Counter Swap Contracts	11,283
Total Assets	113,433,589
Liabilities
Due to Custodian	11,613
Payables for Investment Securities Purchased	71,878
Collateral for Securities on Loan	828,804
Payables for Capital Shares Redeemed	163,843
Payables to Vanguard	4,887
Variation Margin Payable—Futures Contracts	12,043
Unrealized Depreciation—Forward Currency Contracts	350
Unrealized Depreciation—Over-the-Counter Swap Contracts	708
Deferred Foreign Capital Gains Taxes	349,150
Total Liabilities	1,443,276
Net Assets	111,990,313
14

Emerging Markets Stock Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	91,622,566
Total Distributable Earnings (Loss)	20,367,747
Net Assets	111,990,313

Investor Shares—Net Assets
Applicable to 5,570,632 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	186,381
Net Asset Value Per Share—Investor Shares	$33.46

ETF Shares—Net Assets
Applicable to 1,514,723,399 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	79,996,635
Net Asset Value Per Share—ETF Shares	$52.81

Admiral Shares—Net Assets
Applicable to 416,558,138 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,294,608
Net Asset Value Per Share—Admiral Shares	$43.92

Institutional Shares—Net Assets
Applicable to 244,576,014 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,167,629
Net Asset Value Per Share—Institutional Shares	$33.40

Institutional Plus Shares—Net Assets
Applicable to 48,115,365 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,345,060
Net Asset Value Per Share—Institutional Plus Shares	$111.09
See accompanying Notes, which are an integral part of the Financial Statements.
15

Emerging Markets Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Dividends[1]	637,903
Interest[2]	625
Securities Lending—Net	12,547
Total Income	651,075
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,719
Management and Administrative—Investor Shares	234
Management and Administrative—ETF Shares	29,046
Management and Administrative—Admiral Shares	10,062
Management and Administrative—Institutional Shares	3,013
Management and Administrative—Institutional Plus Shares	1,591
Marketing and Distribution—Investor Shares	8
Marketing and Distribution—ETF Shares	871
Marketing and Distribution—Admiral Shares	381
Marketing and Distribution—Institutional Shares	115
Marketing and Distribution—Institutional Plus Shares	38
Custodian Fees	8,104
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	148
Shareholders’ Reports—Admiral Shares	70
Shareholders’ Reports—Institutional Shares	24
Shareholders’ Reports—Institutional Plus Shares	7
Trustees’ Fees and Expenses	9
Total Expenses	55,440
Net Investment Income	595,635
Realized Net Gain (Loss)
Investment Securities Sold[2]	(420,182)
Futures Contracts	215,663
Swap Contracts	36,175
Forward Currency Contracts	31
Foreign Currencies	(177)
Realized Net Gain (Loss)	(168,490)
16

Emerging Markets Stock Index Fund
Statement of Operations (continued)
Six Months Ended April 30, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	17,955,773
Futures Contracts	(2,840)
Swap Contracts	1,144
Forward Currency Contracts	(350)
Foreign Currencies	5,461
Change in Unrealized Appreciation (Depreciation)	17,959,188
Net Increase (Decrease) in Net Assets Resulting from Operations	18,386,333
1	Dividends are net of foreign withholding taxes of $69,730,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $594,000, $6,000, and ($6,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $271,137,000.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Emerging Markets Stock Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	595,635	1,944,587
Realized Net Gain (Loss)	(168,490)	(1,578,669)
Change in Unrealized Appreciation (Depreciation)	17,959,188	5,077,712
Net Increase (Decrease) in Net Assets Resulting from Operations	18,386,333	5,443,630
Distributions
Investor Shares	(1,111)	(5,308)
ETF Shares	(523,829)	(1,765,914)
Admiral Shares	(120,461)	(401,489)
Institutional Shares	(56,060)	(182,259)
Institutional Plus Shares	(39,261)	(109,778)
Total Distributions	(740,722)	(2,464,748)
Capital Share Transactions
Investor Shares	(6,935)	(82,198)
ETF Shares	6,165,126	(3,609,670)
Admiral Shares	811,010	(412,007)
Institutional Shares	243,229	(3,583)
Institutional Plus Shares	(241,485)	1,698,268
Net Increase (Decrease) from Capital Share Transactions	6,970,945	(2,409,190)
Total Increase (Decrease)	24,616,556	569,692
Net Assets
Beginning of Period	87,373,757	86,804,065
End of Period	111,990,313	87,373,757
See accompanying Notes, which are an integral part of the Financial Statements.
18

Emerging Markets Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$27.86	$26.59	$24.02	$28.16	$23.85	$22.16
Investment Operations
Net Investment Income	.153[1]	.528[1]	.643[1,2]	.663[1]	.601[1]	.530
Net Realized and Unrealized Gain (Loss) on Investments	5.648	1.456	2.601	(4.187)	4.302	1.691
Total from Investment Operations	5.801	1.984	3.244	(3.524)	4.903	2.221
Distributions
Dividends from Net Investment Income	(.201)	(.714)	(.674)	(.616)	(.593)	(.531)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.201)	(.714)	(.674)	(.616)	(.593)	(.531)
Net Asset Value, End of Period	$33.46	$27.86	$26.59	$24.02	$28.16	$23.85
Total Return[3]	20.86%	7.55%	13.66%	-12.73%	20.76%	10.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$186	$162	$239	$1,283	$1,738	$1,570
Ratio of Total Expenses to Average Net Assets	0.29%	0.29%	0.29%	0.29%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	0.92%	2.02%	2.48%[2]	2.36%	2.38%	2.50%
Portfolio Turnover Rate[4]	4%	10%	9%	11%	6%	13%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.171 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
19

Emerging Markets Stock Index Fund
Financial Highlights
FTSE Emerging Markets ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$43.98	$41.99	$37.91	$44.47	$37.67	$34.98
Investment Operations
Net Investment Income	.293[1]	.954[1]	1.393[1,2]	1.126[1]	1.035[1]	.900
Net Realized and Unrealized Gain (Loss) on Investments	8.906	2.249	3.826	(6.636)	6.781	2.679
Total from Investment Operations	9.199	3.203	5.219	(5.510)	7.816	3.579
Distributions
Dividends from Net Investment Income	(.369)	(1.213)	(1.139)	(1.050)	(1.016)	(.889)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.369)	(1.213)	(1.139)	(1.050)	(1.016)	(.889)
Net Asset Value, End of Period	$52.81	$43.98	$41.99	$37.91	$44.47	$37.67
Total Return	20.97%	7.77%	13.95%	-12.64%	20.98%	10.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$79,997	$61,434	$63,089	$53,765	$64,967	$44,636
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.12%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.12%	2.31%	3.40%[2]	2.53%	2.56%	2.68%
Portfolio Turnover Rate[3]	4%	10%	9%	11%	6%	13%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.271 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
20

Emerging Markets Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$36.57	$34.91	$31.53	$36.99	$31.33	$29.10
Investment Operations
Net Investment Income	.233[1]	.784[1]	1.154[1,2]	.944[1]	.860[1]	.747
Net Realized and Unrealized Gain (Loss) on Investments	7.415	1.870	3.155	(5.531)	5.645	2.222
Total from Investment Operations	7.648	2.654	4.309	(4.587)	6.505	2.969
Distributions
Dividends from Net Investment Income	(.298)	(.994)	(.929)	(.873)	(.845)	(.739)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.298)	(.994)	(.929)	(.873)	(.845)	(.739)
Net Asset Value, End of Period	$43.92	$36.57	$34.91	$31.53	$36.99	$31.33
Total Return[3]	20.96%	7.72%	13.83%	-12.64%	21.00%	10.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,295	$14,541	$14,383	$11,632	$12,585	$9,166
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.07%	2.28%	3.38%[2]	2.51%	2.56%	2.68%
Portfolio Turnover Rate[4]	4%	10%	9%	11%	6%	13%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.225 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
21

Emerging Markets Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$27.81	$26.55	$23.98	$28.13	$23.82	$22.13
Investment Operations
Net Investment Income	.183[1]	.611[1]	.888[1,2]	.721[1]	.659[1]	.577
Net Realized and Unrealized Gain (Loss) on Investments	5.641	1.415	2.401	(4.198)	4.301	1.683
Total from Investment Operations	5.824	2.026	3.289	(3.477)	4.960	2.260
Distributions
Dividends from Net Investment Income	(.234)	(.766)	(.719)	(.673)	(.650)	(.570)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.234)	(.766)	(.719)	(.673)	(.650)	(.570)
Net Asset Value, End of Period	$33.40	$27.81	$26.55	$23.98	$28.13	$23.82
Total Return	20.99%	7.76%	13.88%	-12.60%	21.06%	10.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,168	$6,592	$6,309	$5,142	$5,647	$4,191
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.11%	2.34%	3.43%[2]	2.55%	2.59%	2.71%
Portfolio Turnover Rate[3]	4%	10%	9%	11%	6%	13%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.171 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
22

Emerging Markets Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$92.51	$88.32	$79.77	$93.57	$79.26	$73.61
Investment Operations
Net Investment Income	.614[1]	2.123[1]	3.102[1,2]	2.182[1]	2.221[1]	1.928
Net Realized and Unrealized Gain (Loss) on Investments	18.753	4.635	7.869	(13.725)	14.266	5.630
Total from Investment Operations	19.367	6.758	10.971	(11.543)	16.487	7.558
Distributions
Dividends from Net Investment Income	(.787)	(2.568)	(2.421)	(2.257)	(2.177)	(1.908)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.787)	(2.568)	(2.421)	(2.257)	(2.177)	(1.908)
Net Asset Value, End of Period	$111.09	$92.51	$88.32	$79.77	$93.57	$79.26
Total Return	20.98%	7.78%	13.93%	-12.58%	21.04%	10.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,345	$4,645	$2,784	$1,973	$3,991	$3,026
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.12%	2.45%	3.59%[2]	2.57%	2.61%	2.73%
Portfolio Turnover Rate[3]	4%	10%	9%	11%	6%	13%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.571 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
23

Emerging Markets Stock Index Fund
Notes to Financial Statements
Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Emerging Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at April 30, 2021, the fund had a concentration of its investments in securities issued in China, and the performance of such investments may be impacted by the country’s social, political, and economic conditions. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in
24

Emerging Markets Stock Index Fund
the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
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Emerging Markets Stock Index Fund
During the six months ended April 30, 2021, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
26

Emerging Markets Stock Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
27

Emerging Markets Stock Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $4,019,000, representing less than 0.01% of the fund’s net assets and 1.61% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Emerging Markets Stock Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	9,300,947	46	8	9,301,001
Common Stocks—Other	8,867,523	92,694,606	161,266	101,723,395
Temporary Cash Investments	1,710,879	48,000	—	1,758,879
Total	19,879,349	92,742,652	161,274	112,783,275

Derivative Financial Instruments
Assets
Swap Contracts	—	11,283	—	11,283
Liabilities
Futures Contracts[1]	1,360	—	—	1,360
Forward Currency Contracts	—	350	—	350
Swap Contracts	—	708	—	708
Total	1,360	1,058	—	2,418
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At April 30, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Over-the-Counter Swap Contracts	11,283	—	11,283

Unrealized Depreciation—Futures Contracts[1]	1,360	—	1,360
Unrealized Depreciation—Forward Currency Contracts	—	350	350
Unrealized Depreciation—Over-the-Counter Swap Contracts	708	—	708
Total Liabilities	2,068	350	2,418
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
29

Emerging Markets Stock Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2021, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	215,663	—	215,663
Forward Currency Contracts	—	31	31
Swap Contracts	36,175	—	36,175
Realized Net Gain (Loss) on Derivatives	251,838	31	251,869

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(2,840)	—	(2,840)
Forward Currency Contracts	—	(350)	(350)
Swap Contracts	1,144	—	1,144
Change in Unrealized Appreciation (Depreciation) on Derivatives	(1,696)	(350)	(2,046)
E.  As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	79,213,826
Gross Unrealized Appreciation	47,012,267
Gross Unrealized Depreciation	(13,433,953)
Net Unrealized Appreciation (Depreciation)	33,578,314
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2020, the fund had available capital losses totaling $13,071,705,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended April 30, 2021, the fund purchased $11,361,750,000 of investment securities and sold $4,118,001,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,986,878,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
30

Emerging Markets Stock Index Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	22,456	679	16,736	651
Issued in Lieu of Cash Distributions	1,111	35	5,308	195
Redeemed[1]	(30,502)	(965)	(104,242)	(4,022)
Net Increase (Decrease)—Investor Shares	(6,935)	(251)	(82,198)	(3,176)
ETF Shares
Issued	6,165,126	117,857	825,514	20,070
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(4,435,184)	(125,800)
Net Increase (Decrease)—ETF Shares	6,165,126	117,857	(3,609,670)	(105,730)
Admiral Shares
Issued[1]	2,397,133	55,911	3,245,146	97,262
Issued in Lieu of Cash Distributions	105,127	2,525	348,063	9,830
Redeemed	(1,691,250)	(39,471)	(4,005,216)	(121,465)
Net Increase (Decrease)—Admiral Shares	811,010	18,965	(412,007)	(14,373)
Institutional Shares
Issued	1,363,595	41,852	1,781,929	68,805
Issued in Lieu of Cash Distributions	52,234	1,650	171,042	6,363
Redeemed	(1,172,600)	(35,981)	(1,956,554)	(75,769)
Net Increase (Decrease)—Institutional Shares	243,229	7,521	(3,583)	(601)
Institutional Plus Shares
Issued	480,141	4,485	1,900,916	21,059
Issued in Lieu of Cash Distributions	37,055	352	103,316	1,160
Redeemed	(758,681)	(6,929)	(305,964)	(3,531)
Net Increase (Decrease)—Institutional Plus Shares	(241,485)	(2,092)	1,698,268	18,688
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 135 and 103 shares, respectively, in the amount of $4,000 from the conversion during the year ended October 31, 2020.
H.  Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.
31

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Emerging Markets Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund's investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.
32

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
33

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard International Equity Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Emerging Markets Stock Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
34

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749;
7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q5332 062021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
Common Stocks (98.9%)
Austria (0.5%)
*	Erste Group Bank AG	528,022	18,767
*	OMV AG	263,129	12,935
	Verbund AG	122,373	10,050
	voestalpine AG	213,161	9,248
	Wienerberger AG	208,974	8,193
	ANDRITZ AG	129,963	7,062
[1]	BAWAG Group AG	105,672	5,700
	CA Immobilien Anlagen AG	128,085	5,613
	Raiffeisen Bank International AG	239,635	5,235
*	Lenzing AG	25,446	3,359
*	Mayr Melnhof Karton AG	16,051	3,331
*	IMMOFINANZ AG	156,627	3,259
[2]	Oesterreichische Post AG	60,212	2,669
	S IMMO AG	99,594	2,586
*	Telekom Austria AG Class A	250,030	2,043
	Vienna Insurance Group AG Wiener Versicherung Gruppe	70,714	1,896
	AT&S Austria Technologie & Systemtechnik AG	44,289	1,706
*	UNIQA Insurance Group AG	203,572	1,634
	EVN AG	67,598	1,543
	Strabag SE (Bearer)	27,460	1,090
*,2	DO & CO AG	11,818	1,008
*	Schoeller-Bleckmann Oilfield Equipment AG	20,614	881
	Palfinger AG	18,191	820
*	Flughafen Wien AG	18,156	662
	Agrana Beteiligungs AG	20,181	437
*	Porr AG	17,371	330
			112,057
Belgium (1.7%)
*	Anheuser-Busch InBev SA	1,550,645	109,836
	KBC Group NV	508,449	39,450
*	Argenx SE	95,236	27,367
	Umicore SA	379,731	23,073
	Groupe Bruxelles Lambert SA	198,239	21,678
	UCB SA	222,945	20,644
	Ageas SA	329,473	19,926
	Solvay SA	128,690	16,365
	Sofina SA	28,334	10,766
	Warehouses De Pauw CVA	267,471	9,433
	Cofinimmo SA	49,812	7,637
	Aedifica SA	61,762	7,545
	Elia Group SA	65,085	7,045
*	Galapagos NV	87,941	6,847
*	Ackermans & van Haaren NV	41,109	6,573
[2]	Proximus SADP	261,459	5,570
	Etablissements Franz Colruyt NV	93,680	5,553
	D'ieteren SA NV	42,195	4,582
	Melexis NV	35,013	3,812
	Telenet Group Holding NV	84,947	3,632
	Euronav NV	380,949	3,284
*	Barco NV	127,313	3,239
*	KBC Ancora	67,944	2,966
	Bekaert SA	64,189	2,818
*	Montea CVA	24,178	2,650
*	Fagron	113,552	2,547
	VGP NV	14,144	2,469
	Gimv NV	35,042	2,199
	Shurgard Self Storage SA	46,666	2,171
*	Tessenderlo Group SA	49,936	2,131
1

Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	bpost SA	186,977	1,987
*	Ontex Group NV	149,213	1,945
*	Xior Student Housing NV	34,306	1,917
	Befimmo SA	41,141	1,749
*	AGFA-Gevaert NV	308,513	1,519
	Retail Estates NV	18,546	1,426
*,2	Kinepolis Group NV	23,978	1,302
*	Cie d'Entreprises CFE	12,192	1,234
	Orange Belgium SA	45,335	1,198
*	Econocom Group SA NV	229,655	919
*,2	Mithra Pharmaceuticals SA	26,219	751
	Van de Velde NV	9,899	303
	Wereldhave Belgium Comm VA	4,102	222
			400,280
Denmark (3.7%)
	Novo Nordisk A/S Class B	3,004,192	221,612
	DSV PANALPINA A/S	373,075	83,117
	Vestas Wind Systems A/S	1,857,400	76,602
[1]	Orsted AS	349,473	50,801
	Coloplast A/S Class B	247,291	40,961
*	Genmab A/S	109,450	40,164
	Carlsberg AS Class B	183,897	32,263
	AP Moller - Maersk A/S Class B	10,774	26,802
	Novozymes A/S Class B	367,608	26,072
	Danske Bank A/S	1,227,304	23,328
	GN Store Nord AS	240,299	21,672
*	Pandora A/S	176,231	19,958
	AP Moller - Maersk A/S Class A	7,921	18,612
	Ambu A/S Class B	322,491	18,050
*	Chr Hansen Holding A/S	190,515	17,491
	Tryg A/S	628,111	14,363
	Royal Unibrew A/S	90,448	11,048
	SimCorp A/S	74,012	9,786
*	Demant A/S	195,318	9,778
*	ISS A/S	342,876	6,502
[1]	Netcompany Group A/S	61,163	6,379
[2]	Ringkjoebing Landbobank A/S	54,454	5,536
	ROCKWOOL International A/S Class B	11,888	5,317
*	ALK-Abello A/S	12,230	5,296
*	Jyske Bank A/S (Registered)	100,013	4,871
*	Bavarian Nordic A/S	103,320	4,732
	Topdanmark AS	78,012	3,793
	FLSmidth & Co. A/S	92,918	3,663
	H Lundbeck A/S	112,214	3,455
*	NKT A/S	79,871	3,304
*	Dfds A/S	54,559	3,217
	Sydbank AS	106,270	3,168
	Schouw & Co. A/S	23,690	2,530
*	Zealand Pharma A/S	74,319	2,445
[1]	Scandinavian Tobacco Group A/S Class A	119,646	2,179
	Chemometec A/S	17,799	1,933
*	Drilling Co. of 1972 A/S	41,652	1,743
	Spar Nord Bank A/S	152,906	1,692
*	Nilfisk Holding A/S	47,170	1,402
	Alm Brand A/S	110,836	1,260
	D/S Norden A/S	42,929	1,107
			838,004
Finland (2.2%)
	Nordea Bank Abp	5,654,691	58,609
	Kone Oyj Class B	726,108	57,030
2

Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Nokia Oyj	10,393,475	49,233
*	Neste Oyj	771,417	46,648
	Sampo Oyj Class A	948,405	44,987
	UPM-Kymmene Oyj	987,618	38,623
	Fortum Oyj	797,342	20,953
	Stora Enso Oyj Class R	1,065,683	20,389
	Kesko Oyj Class B	497,419	15,146
	Elisa Oyj	264,865	15,015
*	Metso Outotec Oyj	1,124,637	12,634
	Wartsila Oyj Abp	902,276	11,644
	Valmet Oyj	247,580	10,341
*	Nokian Renkaat Oyj	252,800	9,412
	Orion Oyj Class B	190,353	8,426
	Huhtamaki Oyj	171,638	8,143
	Kojamo Oyj	363,117	7,864
	Nordea Bank Abp (XHEL)	612,263	6,334
*	Konecranes Oyj Class A	135,083	6,218
	Cargotec Oyj Class B	89,180	5,164
*	TietoEVRY Oyj (XHEL)	137,490	4,762
*	QT Group Oyj	35,627	4,215
	Metsa Board Oyj	327,451	4,166
*	Outokumpu Oyj	556,237	3,615
	Uponor Oyj	103,410	3,011
	Revenio Group Oyj	41,005	2,944
	Neles Oyj	190,502	2,772
*	Kemira Oyj	164,351	2,685
*	Sanoma Oyj	136,768	2,374
*,1	Terveystalo Oyj	135,763	1,942
	YIT Oyj	293,331	1,817
*	TietoEVRY Oyj	38,768	1,349
*,2	Citycon Oyj	135,053	1,186
	Raisio Oyj Class V	194,608	957
*,2	Finnair Oyj	1,044,241	905
	F-Secure Oyj	158,186	753
	Oriola Oyj Class B	227,020	520
*	Ahlstrom-Munksjo Oyj	19,422	414
			493,200
France (15.8%)
	LVMH Moet Hennessy Louis Vuitton SE	463,060	348,846
	Sanofi	2,024,416	212,245
	TOTAL SE	4,499,095	198,850
	Schneider Electric SE	974,711	155,521
*	L'Oreal SA	355,795	145,688
	BNP Paribas SA	2,014,200	129,146
*	Airbus SE	1,027,192	123,530
*	Air Liquide SA Loyalty Shares	687,371	115,755
	Kering SA	138,422	110,919
	AXA SA	3,563,074	100,639
	Vinci SA	841,357	92,322
	EssilorLuxottica SA	546,221	90,913
	Safran SA	596,069	88,998
	Pernod Ricard SA	384,385	78,940
	Danone SA	1,110,379	78,381
	Hermes International	57,183	71,771
	Dassault Systemes SE	244,222	56,653
	Cie de Saint-Gobain	884,589	55,813
	Capgemini SE	292,001	53,508
	Vivendi SE	1,446,007	50,409
	Legrand SA	495,046	48,188
	Cie Generale des Etablissements Michelin SCA	324,825	47,002
*,1	Worldline SA	460,608	45,222
3

Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Orange SA	3,539,296	44,076
	STMicroelectronics NV	1,172,369	43,789
	Teleperformance	107,778	41,618
	Societe Generale SA	1,432,264	40,744
	L'Oreal SA (XPAR)	89,921	36,820
*	Engie SA Loyalty Shares	2,421,494	36,069
	Credit Agricole SA	2,228,346	34,469
	Air Liquide SA	176,822	29,777
	Veolia Environnement SA	929,833	29,657
	Stellantis NV (XNYS)	1,684,979	27,950
*	Alstom SA	508,851	27,789
	Publicis Groupe SA	416,914	26,983
	Edenred	456,164	25,861
*	Eurofins Scientific SE	223,472	22,133
	Carrefour SA	1,073,066	20,782
	Sartorius Stedim Biotech	44,567	20,469
	Thales SA	185,284	18,889
	Bouygues SA	395,020	16,929
	Suez SA	686,912	16,418
	Arkema SA	124,290	15,538
	Bureau Veritas SA	514,458	15,386
	Eiffage SA	139,629	15,295
	Valeo SA	443,163	14,361
	Gecina SA	95,919	14,040
*	Renault SA	342,453	13,804
*	EDF	941,514	13,738
*	Accor SA	340,536	13,712
	Getlink SE	841,172	13,381
*	Ubisoft Entertainment SA	174,633	13,105
	Atos SE	175,790	11,971
*	Orpea SA	90,658	11,668
[1]	Euronext NV	113,674	11,434
*	Rexel SA	563,960	11,086
*	Sodexo SA ACT Loyalty Shares	109,891	10,994
	Faurecia SE (XPAR)	185,045	9,997
	Engie SA (XPAR)	643,144	9,580
[1]	Amundi SA	106,167	9,461
	BioMerieux	79,263	9,428
*	SCOR SE	290,168	9,376
	Bollore SA	1,829,547	9,237
	Klepierre SA	346,353	9,193
	Remy Cointreau SA	45,202	9,031
[1]	La Francaise des Jeux SAEM	162,706	8,338
	Covivio	93,277	8,321
*	Rubis SCA	173,750	8,156
*	SEB SA Loyalty Shares	44,084	8,028
*	SOITEC	39,118	7,899
	Natixis SA	1,577,051	7,701
	Wendel SE	51,134	6,807
*	Aeroports de Paris	52,591	6,741
	Alten SA	52,794	6,610
*	TechnipFMC plc (XNYS)	850,661	6,336
	Ipsen SA	63,504	6,139
*	Lagardere SCA	213,468	5,746
	SPIE SA	226,888	5,735
	SES SA	700,337	5,309
	Iliad SA	28,566	5,187
*	Sodexo SA (XPAR)	51,689	5,171
	Sopra Steria Group SACA	26,799	4,988
	CNP Assurances	280,478	4,906
	Korian SA	119,059	4,767
4

Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Dassault Aviation SA	4,214	4,591
[2]	ICADE	58,987	4,590
*	Eurazeo SA	54,401	4,533
*	Elis SA (XPAR)	252,708	4,523
	Nexans SA	54,477	4,474
	Nexity SA	81,248	4,403
*	Eutelsat Communications SA	345,279	4,369
	Imerys SA	72,536	3,770
*,2	Casino Guichard Perrachon SA	101,395	3,540
	Cie Plastic Omnium SA	103,571	3,480
	Gaztransport Et Technigaz SA	40,758	3,479
*	JCDecaux SA	133,563	3,400
	Societe BIC SA	46,590	3,292
	IPSOS	73,359	3,053
[1]	Verallia SA	73,109	2,960
	Faurecia SE	54,676	2,958
*	Technip Energies NV	202,486	2,884
*,2	Air France-KLM	515,443	2,875
*	Elis SA	155,925	2,803
	Metropole Television SA	123,951	2,754
	Trigano SA	14,995	2,679
*	Virbac SA	8,140	2,642
*,1,2	Neoen SA (XPAR)	50,686	2,321
[1]	ALD SA	147,266	2,315
*	Fnac Darty SA	32,627	2,301
	Eurazeo SE	26,719	2,226
	SEB SA (XPAR)	11,504	2,095
	Coface SA	168,827	2,057
*,2	Solutions 30 SE	149,358	2,054
	Television Francaise 1	204,443	2,017
[1]	Maisons du Monde SA	82,772	2,012
*	Albioma SA	42,934	1,943
	Rothschild & Co.	52,218	1,857
	Interparfums SA	26,295	1,818
*	Quadient SA	63,911	1,747
*	Voltalia SA (Registered)	58,855	1,671
*,1	Elior Group SA	187,175	1,550
*	CGG SA	1,334,071	1,548
*	Derichebourg SA	180,410	1,517
[2]	Mercialys SA	114,754	1,468
*	Robertet SA	1,201	1,415
	Vicat SA	27,022	1,358
*	Tarkett SA	55,870	1,347
*	PEUGEOT Investment	9,662	1,304
	Carmila SA	73,300	1,230
*	Eramet SA	15,713	1,132
	LISI	30,424	983
*,1	X-Fab Silicon Foundries SE	99,079	961
	Financiere de L'Odet SA	794	953
	Mersen SA	26,267	911
*	Beneteau SA	68,522	907
*	Manitou BF SA	22,994	771
*	Pharmagest Interactive	6,098	727
	Vilmorin & Cie SA	9,910	695
	AKWEL	15,808	632
	Bonduelle SCA	23,591	623
*	Akka Technologies	19,919	569
	Jacquet Metals SACA	19,038	459
*,2	Vallourec SA	13,213	430
*	GL Events	22,959	429
*	Guerbet	9,852	399
5

Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*,1	SMCP SA	44,696	364
*	Rallye SA	41,648	363
	Albioma SA (XPAR)	6,409	290
	Boiron SA	5,440	254
*	Etablissements Maurel et Prom SA	100,373	232
*,3	Bourbon Corp.	37,237	165
	Union Financiere de France BQE SA	5,993	133
			3,590,787
Germany (14.2%)
	SAP SE	2,083,711	291,763
	Siemens AG (Registered)	1,397,140	233,092
	Allianz SE (Registered)	762,587	197,980
	BASF SE	1,702,086	137,173
	Daimler AG (Registered)	1,529,320	136,108
	Bayer AG (Registered)	1,821,812	117,886
	Deutsche Telekom AG (Registered)	5,981,030	115,105
	adidas AG	356,550	110,124
	Deutsche Post AG (Registered)	1,810,697	106,645
	Infineon Technologies AG	2,419,991	97,043
*	Volkswagen AG Preference Shares	339,939	88,506
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	259,766	75,055
[2]	Vonovia SE	1,050,871	69,047
	Bayerische Motoren Werke AG	600,065	60,133
	Deutsche Boerse AG	340,589	58,692
*	Deutsche Bank AG (Registered)	3,792,409	52,833
	E.ON SE	4,009,137	48,342
	RWE AG	1,167,787	44,343
*,1	Delivery Hero SE	274,735	43,584
	Merck KGaA	239,806	42,130
	Henkel AG & Co. KGaA Preference Shares	338,969	38,937
	Fresenius SE & Co. KGaA	748,096	36,768
	Sartorius AG Preference Shares	63,455	35,803
	Deutsche Wohnen SE	643,484	34,812
*,1	Zalando SE	299,197	31,116
	Symrise AG Class A	234,285	30,254
*	Porsche Automobil Holding SE Preference Shares	283,690	29,906
	Fresenius Medical Care AG & Co. KGaA	360,569	28,711
*	Continental AG	200,498	27,095
	Brenntag SE	287,128	25,777
	HeidelbergCement AG	275,466	25,242
	MTU Aero Engines AG	98,034	24,740
[1]	Siemens Healthineers AG	423,683	24,212
*	Siemens Energy AG	697,957	23,345
*	HelloFresh SE	270,150	22,390
[1]	Covestro AG	334,175	21,855
	Beiersdorf AG	184,662	20,843
	Hannover Rueck SE	110,837	20,467
*	QIAGEN NV	405,142	19,752
	LEG Immobilien SE (XETR)	134,620	18,730
*,2	Volkswagen AG	58,651	18,620
	Puma SE	169,234	17,841
	Aroundtown SA	2,256,731	17,377
	Henkel AG & Co. KGaA	169,841	16,874
	Knorr-Bremse AG	122,895	15,064
	KION Group AG	145,654	14,514
*,1	TeamViewer AG	291,571	13,859
	GEA Group AG	308,840	13,563
[1]	Scout24 AG	157,519	13,096
*	Commerzbank AG	1,930,715	12,731
	Evonik Industries AG	357,737	12,524
	Carl Zeiss Meditec AG (Bearer)	68,141	12,004
6

Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	thyssenkrupp AG	869,822	11,629
	LANXESS AG	156,449	11,513
*	Evotec SE	269,518	11,211
*	Dialog Semiconductor plc	135,234	10,594
	Bechtle AG	50,711	10,326
	Bayerische Motoren Werke AG Preference Shares	105,330	8,627
	United Internet AG (Registered)	201,856	8,490
	Rheinmetall AG	80,471	8,396
*	CTS Eventim AG & Co. KGaA	109,514	7,559
	Uniper SE	206,294	7,527
	Nemetschek SE	100,448	7,488
*	TAG Immobilien AG	235,079	7,270
*,2	Deutsche Lufthansa AG (Registered)	557,182	7,198
	FUCHS PETROLUB SE Preference Shares	132,722	7,067
[2]	Siltronic AG (XETR)	37,976	6,399
	ProSiebenSat.1 Media SE	293,008	6,364
	Gerresheimer AG	58,570	6,300
	alstria office REIT-AG	332,297	5,950
	Freenet AG	237,966	5,787
*	MorphoSys AG	60,734	5,734
	Aurubis AG	65,736	5,651
[2]	Rational AG	6,210	5,166
	Grand City Properties SA	190,534	5,123
*	Hella GmbH & Co. KGaA	83,527	5,011
[1]	ADLER Group SA	159,070	4,698
	Jungheinrich AG Preference Shares	89,138	4,663
[1]	Befesa SA	63,655	4,453
*	Hypoport SE	7,369	4,441
*,2	Fraport AG Frankfurt Airport Services Worldwide	65,982	4,376
[2]	HUGO BOSS AG	94,189	4,344
	Wacker Chemie AG	28,567	4,308
*	AIXTRON SE	200,083	4,268
*	TUI AG (XGAT)	713,412	4,250
	CompuGroup Medical SE & Co. KGaA	46,319	4,239
	CANCOM SE	67,842	4,188
*	Talanx AG	98,682	4,158
*,2	RTL Group SA	69,891	4,109
[2]	Software AG	91,387	3,958
	Stroeer SE & Co. KGaA	46,253	3,942
*	K+S AG (Registered)	353,512	3,922
*,2	Varta AG	26,700	3,883
	Duerr AG	90,581	3,796
*	Sixt SE	27,219	3,776
*	zooplus AG	11,689	3,696
*	Nordex SE	127,803	3,690
	Telefonica Deutschland Holding AG	1,243,060	3,613
	Stabilus SA	45,977	3,590
	Fielmann AG	45,041	3,429
	Norma Group SE	60,766	3,392
[2]	HOCHTIEF AG	36,078	3,383
*,2	Encavis AG	175,947	3,379
*	OSRAM Licht AG	53,697	3,359
	Aareal Bank AG	112,067	3,150
*,2	Global Fashion Group SA	190,522	2,990
	Jenoptik AG	93,492	2,860
[1]	DWS Group GmbH & Co. KGaA	64,922	2,841
	Dermapharm Holding SE	32,025	2,799
[1]	Deutsche Pfandbriefbank AG	236,120	2,718
*	Traton SE	92,918	2,653
	1&1 Drillisch AG	85,654	2,575
	METRO AG	232,651	2,543
7

Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*,1	Shop Apotheke Europe NV	12,269	2,528
	FUCHS PETROLUB SE	57,960	2,512
[2]	S&T AG	90,981	2,470
	Pfeiffer Vacuum Technology AG	12,341	2,397
	Krones AG	27,167	2,366
	Suedzucker AG	144,061	2,359
*	Salzgitter AG	71,291	2,267
	Deutsche EuroShop AG	97,653	2,254
	PATRIZIA AG	80,586	2,205
*,1	Instone Real Estate Group AG	73,442	2,184
	Sixt SE Preference Shares	26,069	2,151
[2]	Draegerwerk AG & Co. KGaA Preference Shares	22,567	2,107
	Bilfinger SE	54,231	2,027
*	CECONOMY AG	338,058	1,980
[2]	GRENKE AG	48,739	1,978
*	Deutz AG	236,286	1,918
	STRATEC SE	13,211	1,871
	VERBIO Vereinigte BioEnergie AG	36,630	1,847
*	Kloeckner & Co. SE	130,866	1,774
	KWS Saat SE & Co. KGaA	19,725	1,753
	Zeal Network SE	33,321	1,748
	DIC Asset AG	95,978	1,712
	New Work SE	5,458	1,657
	Atoss Software AG	7,082	1,580
	Hornbach Holding AG & Co. KGaA	15,612	1,459
	Indus Holding AG	33,719	1,402
	Schaeffler AG Preference Shares	142,860	1,288
	Secunet Security Networks AG	2,912	1,246
	BayWa AG	25,296	1,233
	Washtec AG	18,171	1,173
	Wacker Neuson SE	43,345	1,165
	Hamburger Hafen und Logistik AG	42,424	1,045
	Takkt AG	60,484	1,023
	Deutsche Beteiligungs AG	24,328	1,006
[2]	SMA Solar Technology AG	16,382	937
*	ElringKlinger AG	53,630	930
	Vossloh AG	15,600	830
	Wuestenrot & Wuerttembergische AG	36,445	793
*,2	SGL Carbon SE	94,091	700
*	Koenig & Bauer AG	24,370	692
*	Hensoldt AG	39,123	677
	Bertrandt AG	9,339	517
	Hornbach Baumarkt AG	12,802	512
	TLG Immobilien AG	13,933	436
	CropEnergies AG	31,069	399
	Draegerwerk AG & Co. KGaA	4,504	398
*,2	Corestate Capital Holding SA	18,094	284
			3,233,008
Ireland (0.6%)
	CRH plc	991,999	46,807
	Kerry Group plc Class A	285,208	36,969
	Kingspan Group plc	278,545	24,775
*	Bank of Ireland Group plc	1,700,035	9,962
	Glanbia plc	369,348	5,434
*	AIB Group plc	1,440,254	4,208
*	Dalata Hotel Group plc	371,885	2,016
	Hibernia REIT plc	1,242,134	1,698
*	Cairn Homes plc (XDUB)	1,224,763	1,593
*	Irish Continental Group plc	286,327	1,566
8

Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*,2,3	Irish Bank Resolution Corp.	2,503,596	—
			135,028
Italy (3.9%)
	Enel SPA	14,407,672	143,058
*	Intesa Sanpaolo SPA	28,800,242	80,293
	Eni SPA	4,664,565	55,559
	Ferrari NV	225,526	48,311
	Assicurazioni Generali SPA	2,345,624	46,951
	UniCredit SPA	3,955,693	40,633
	Stellantis NV	2,113,636	35,022
	CNH Industrial NV	1,797,038	26,676
	Snam SPA (MTAA)	4,061,720	22,856
	Moncler SPA	357,655	21,921
*	FinecoBank Banca Fineco SPA	1,134,458	19,512
	Terna Rete Elettrica Nazionale SPA	2,591,371	19,102
*	Atlantia SPA	910,794	17,756
*,1	Nexi SPA	866,116	16,591
	EXOR NV	194,550	15,967
	Prysmian SPA	486,870	15,232
*	Mediobanca Banca di Credito Finanziario SPA	1,264,499	14,282
	Telecom Italia SPA	24,000,817	13,159
[1]	Poste Italiane SPA	853,222	11,170
	Davide Campari-Milano NV	932,237	11,001
	Recordati Industria Chimica e Farmaceutica SPA	180,104	9,923
	Amplifon SPA	227,461	9,600
	Tenaris SA	875,757	9,391
	Interpump Group SPA	148,599	7,910
	Banco BPM SPA	2,744,794	7,807
	DiaSorin SPA	41,811	7,101
[1]	Infrastrutture Wireless Italiane SPA	602,470	7,029
*	Leonardo SPA	742,274	6,057
	Italgas SPA	908,887	5,928
	Reply SPA	42,079	5,721
	A2A SPA	2,865,404	5,605
	Azimut Holding SPA	226,105	5,410
	Hera SPA	1,304,550	5,250
	De' Longhi SPA	118,311	5,171
[1]	Pirelli & C SPA	879,836	4,943
	Unipol Gruppo SPA	892,175	4,876
	Buzzi Unicem SPA	182,452	4,868
	Banca Mediolanum SPA	479,301	4,472
*	Telecom Italia SPA Savings Shares	7,337,187	4,304
*	Cerved Group SPA	354,866	4,163
	BPER Banca	1,810,681	4,126
*	Banca Generali SPA	104,969	4,013
*	ASTM SPA	115,457	3,577
	Iren SPA	1,174,276	3,505
	Freni Brembo SPA	275,389	3,427
	Banca Popolare di Sondrio SCPA	790,884	3,325
*	Brunello Cucinelli SPA	62,156	3,164
	ERG SPA	103,869	3,105
[1]	Technogym SPA	229,454	3,074
	UnipolSai Assicurazioni SPA	944,989	2,935
*	Salvatore Ferragamo SPA	128,757	2,757
[1]	Anima Holding SPA	498,800	2,577
[1]	BFF Bank SPA	269,896	2,417
[2]	Saipem SPA	1,017,907	2,347
*,1	Enav SPA	468,024	2,172
	Gruppo MutuiOnline SPA	40,049	2,153
*	Mediaset SPA	594,987	1,900
	ACEA SPA	83,242	1,890
9

Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*,1	GVS SPA	106,768	1,861
*,2	Autogrill SPA	223,290	1,848
	Tamburi Investment Partners SPA	190,734	1,791
[1]	Carel Industries SPA	77,709	1,740
	Falck Renewables SPA	210,650	1,538
*	Sesa SPA	10,581	1,468
*	MARR SPA	62,100	1,388
[1]	doValue SPA	106,555	1,321
*,2	Societa Cattolica Di Assicurazione SPA	221,708	1,314
	SOL SPA	65,699	1,303
	Piaggio & C SPA	306,789	1,188
	Zignago Vetro SPA	56,725	1,170
*	Danieli & C Officine Meccaniche SPA Savings Shares	71,821	1,150
	Tinexta SPA	36,708	1,102
[1]	RAI Way SPA	169,605	996
	Cementir Holding NV	78,725	878
[2]	Maire Tecnimont SPA	273,076	874
	Italmobiliare SPA	24,410	865
*	Tod's SPA	17,910	843
*	CIR SPA-Compagnie Industriali	1,483,768	838
	Credito Emiliano SPA	135,614	837
[2]	Webuild SPA	370,635	798
*,2	Juventus Football Club SPA	895,911	786
	Datalogic SPA	37,192	765
*	Biesse SPA	24,834	731
*,2	Saras SPA	1,017,373	702
*,2	Danieli & C Officine Meccaniche SPA	27,279	669
*,2	Fincantieri SPA	824,148	636
*,2	Banca Monte dei Paschi di Siena SPA	446,175	609
	Banca IFIS SPA	41,667	569
*	Immobiliare Grande Distribuzione SIIQ SPA	116,155	550
*	Arnoldo Mondadori Editore SPA	241,655	455
*	DeA Capital SPA	154,133	271
	Rizzoli Corriere Della Sera Mediagroup SPA	199,843	172
			887,071
Netherlands (6.5%)
	ASML Holding NV	740,881	480,937
*,1	Adyen NV	50,373	123,973
	Koninklijke Philips NV	1,688,208	95,457
*	ING Groep NV	7,232,196	92,391
*	Prosus NV	800,748	86,907
*	Koninklijke DSM NV	320,006	57,377
	Koninklijke Ahold Delhaize NV	1,976,927	53,203
	Heineken NV	440,833	51,136
	Wolters Kluwer NV	494,248	44,705
	Akzo Nobel NV	346,421	41,594
*	ArcelorMittal SA	1,306,369	37,977
	NN Group NV	581,118	28,985
	ASM International NV	90,331	27,404
	Koninklijke KPN NV	6,127,609	21,138
*	Unibail-Rodamco-Westfield	249,796	20,571
	Heineken Holding NV	195,509	19,420
	IMCD NV	106,197	15,425
	Aegon NV	3,262,808	15,121
*	Randstad NV	204,875	14,782
[1]	Signify NV	234,380	13,310
	ASR Nederland NV	257,581	11,250
	BE Semiconductor Industries NV	130,708	10,557
*,1	ABN AMRO Bank NV GDR	765,988	9,891
	Aalberts NV	180,520	9,753
*	InPost SA	362,336	6,904
10

Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Corbion NV	109,634	6,420
*	JDE Peet's NV	160,551	6,242
*,1,2	Just Eat Takeaway.com NV	56,042	5,791
	Arcadis NV	135,648	5,706
[2]	Koninklijke Vopak NV	120,000	5,495
	SBM Offshore NV	284,133	4,932
	Boskalis Westminster	150,975	4,819
	PostNL NV	883,668	4,616
	APERAM SA	84,068	4,351
*	OCI NV	183,303	4,272
	TKH Group NV GDR	77,917	3,716
*,1	Basic-Fit NV	76,854	3,460
*,1	Intertrust NV	166,426	3,082
*,1	GrandVision NV	91,700	2,966
	Eurocommercial Properties NV GDR	90,254	2,335
[1]	Flow Traders	51,326	2,119
*	Accell Group NV	40,742	2,101
*	Fugro NV GDR	201,371	2,096
*	Sligro Food Group NV	63,251	2,006
	AMG Advanced Metallurgical Group NV	52,354	2,005
*,1	Alfen Beheer BV	19,966	1,586
	NSI NV	34,716	1,411
	Euronext NV Rights Exp. 5/10/21	113,674	1,333
	Wereldhave NV	73,343	1,267
*	Koninklijke BAM Groep NV	453,324	1,255
*	TomTom NV	124,633	1,094
	Vastned Retail NV	29,935	898
[1]	B&S Group Sarl	43,509	468
*	Brunel International NV	33,445	447
	ForFarmers NV	64,477	429
			1,478,886
Norway (1.4%)
	DNB ASA	1,897,438	40,693
	Equinor ASA	1,780,339	35,950
	Telenor ASA	1,154,198	20,562
	Mowi ASA	788,582	19,454
	Yara International ASA	318,747	16,627
	Norsk Hydro ASA	2,496,621	15,898
	Orkla ASA	1,414,515	14,418
	TOMRA Systems ASA	218,423	10,912
	Storebrand ASA	869,842	8,303
	Schibsted ASA Class B	180,753	7,895
*	Adevinta ASA	416,517	7,623
	Bakkafrost P/F	95,236	7,545
*	NEL ASA	2,486,953	7,201
	Schibsted ASA Class A	142,007	7,136
[1]	Entra ASA	311,217	7,028
	Gjensidige Forsikring ASA	306,663	6,964
	Salmar ASA	97,124	6,721
*	Nordic Semiconductor ASA	266,276	6,564
	Aker BP ASA	203,009	5,782
[1]	Scatec ASA	213,615	5,747
	Subsea 7 SA	434,196	4,390
	Leroy Seafood Group ASA	471,997	4,327
	SpareBank 1 SR-Bank ASA	327,967	4,236
	Borregaard ASA	184,439	4,059
*	Kongsberg Gruppen ASA	143,781	3,629
	Aker ASA Class A	45,467	3,383
	TGS NOPEC Geophysical Co. ASA	216,410	3,269
*	SpareBank 1 SMN	239,170	3,224
	Veidekke ASA	205,559	3,157
11

Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Norwegian Finans Holding ASA	281,726	3,108
*	Atea ASA	153,813	2,946
	Austevoll Seafood ASA	161,964	2,067
[1]	Sbanken ASA	156,385	1,943
*,1	Crayon Group Holding ASA	110,697	1,789
[1]	Elkem ASA	467,227	1,715
	Frontline Ltd.	169,530	1,298
*	Hexagon Composites ASA	200,285	1,175
*	DNO ASA	952,872	1,112
[1]	BW LPG Ltd.	138,248	1,023
*	Grieg Seafood ASA	101,078	1,004
	Bonheur ASA	34,710	932
*	Wallenius Wilhelmsen ASA	202,458	677
	Stolt-Nielsen Ltd.	43,810	657
*	Sparebank 1 Oestlandet	46,704	651
	BW Offshore Ltd.	158,097	632
	Norway Royal Salmon ASA	25,511	606
	Ocean Yield ASA	92,989	333
*	BW Energy Ltd.	83,715	277
*	Borr Drilling Ltd.	3,037	3
			316,645
Poland (0.5%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,582,527	14,713
*	KGHM Polska Miedz SA	253,789	12,989
*,1	Allegro.eu SA	714,125	10,937
	Polski Koncern Naftowy ORLEN SA	577,551	10,147
*	Powszechny Zaklad Ubezpieczen SA	1,038,508	8,937
*	Bank Polska Kasa Opieki SA	289,955	6,117
*,1	Dino Polska SA	88,931	5,770
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,239,500	5,616
*,2	CD Projekt SA	115,695	5,297
*	LPP SA	1,924	4,973
	Cyfrowy Polsat SA	503,062	3,911
*	PGE Polska Grupa Energetyczna SA	1,354,695	3,605
*	Santander Bank Polska SA	54,406	3,218
	Grupa Lotos SA	185,256	2,330
*	Orange Polska SA	1,256,739	2,257
*	Asseco Poland SA	102,745	1,906
*	Tauron Polska Energia SA	1,794,479	1,598
*	mBank SA	24,925	1,542
*	CCC SA	54,697	1,479
*	KRUK SA	29,580	1,420
	Kernel Holding SA	97,097	1,305
*	Bank Millennium SA	1,122,288	1,225
*,2	AmRest Holdings SE	133,244	1,108
*,2	Alior Bank SA	145,493	1,078
*	Enea SA	383,835	852
*	Jastrzebska Spolka Weglowa SA	94,425	752
*,2	Grupa Azoty SA	76,711	752
*	Bank Handlowy w Warszawie SA	56,105	600
	Eurocash SA	136,474	527
*	Warsaw Stock Exchange	42,069	517
*	Ciech SA	49,878	513
*	Mercator Medical SA	3,220	206
			118,197
Portugal (0.3%)
	EDP - Energias de Portugal SA	5,225,405	29,046
*	Galp Energia SGPS SA	955,535	11,003
	EDP Renovaveis SA	445,348	10,611
	Jeronimo Martins SGPS SA	452,217	8,257
12

Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Banco Comercial Portugues SA Class R	14,898,487	2,228
*	REN - Redes Energeticas Nacionais SGPS SA	717,706	2,102
*	Sonae SGPS SA	1,737,503	1,627
	NOS SGPS SA	410,183	1,555
	Navigator Co. SA	457,867	1,543
	CTT-Correios de Portugal SA	269,349	1,227
*	Altri SGPS SA	126,598	988
	Corticeira Amorim SGPS SA	55,219	674
*	Semapa-Sociedade de Investimento e Gestao	36,401	528
*,2	Mota-Engil SGPS SA	157,282	264
			71,653
Spain (3.8%)
*	Iberdrola SA (XMAD)	10,933,454	147,754
*	Banco Santander SA	31,854,243	122,880
*,2	Industria de Diseno Textil SA	1,945,770	69,232
	Banco Bilbao Vizcaya Argentaria SA	12,336,249	69,078
*	Amadeus IT Group SA	788,420	53,690
[1]	Cellnex Telecom SA	882,736	49,931
	Telefonica SA	8,867,067	41,093
*	Repsol SA	2,520,089	30,081
	CaixaBank SA	8,151,708	26,077
*	Ferrovial SA	875,461	24,855
*,1	Aena SME SA	130,239	22,635
	Grifols SA	612,708	16,596
	Endesa SA	584,808	15,381
*	Siemens Gamesa Renewable Energy SA	416,191	15,033
	Red Electrica Corp. SA	796,290	14,618
[2]	Naturgy Energy Group SA	566,389	14,550
	ACS Actividades de Construccion y Servicios SA	421,197	13,723
*	Enagas SA	456,564	9,940
*	Acciona SA	41,594	7,231
	Bankinter SA	1,277,088	6,984
	Merlin Properties Socimi SA	614,929	6,796
*	Banco de Sabadell SA	10,435,785	6,607
	Inmobiliaria Colonial Socimi SA	602,678	6,114
[2]	Fluidra SA	173,673	6,031
	Viscofan SA	73,111	4,996
	Acerinox SA	318,672	4,419
	Grupo Catalana Occidente SA	100,035	4,188
	Mapfre SA	1,825,013	3,921
	Ebro Foods SA	145,378	2,973
	Pharma Mar SA	25,605	2,925
	Applus Services SA	269,603	2,852
	CIE Automotive SA	95,387	2,653
*	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,277,088	2,503
*	Indra Sistemas SA	236,032	2,456
[1]	Euskaltel SA	183,888	2,446
	Cia de Distribucion Integral Logista Holdings SA	114,984	2,390
*	Solaria Energia y Medio Ambiente SA	112,684	2,310
*	Faes Farma SA	545,766	2,274
	Zardoya Otis SA	330,121	2,091
*	Almirall SA	133,021	2,088
	Sacyr SA	695,674	1,927
*	Mediaset Espana Comunicacion SA	292,157	1,860
*	Laboratorios Farmaceuticos Rovi SA	31,863	1,847
*,1	Neinor Homes SA	134,121	1,770
	Construcciones y Auxiliar de Ferrocarriles SA	34,192	1,646
*	Melia Hotels International SA	187,901	1,535
*,1	Gestamp Automocion SA	279,752	1,445
[1]	Unicaja Banco SA	1,427,871	1,407
*	Prosegur Cia de Seguridad SA	444,883	1,384
13

Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Ence Energia y Celulosa SA	218,237	958
*,1	Global Dominion Access SA	191,156	942
*,1	Aedas Homes SA	33,569	867
	Liberbank SA	2,365,671	836
*,2	Tecnicas Reunidas SA	55,109	822
*	Promotora de Informaciones SA Class A	719,246	796
*,1	Metrovacesa SA	83,061	760
*	Atresmedia Corp. de Medios de Comunicacion SA	148,376	714
	Lar Espana Real Estate Socimi SA	97,992	632
*,1	Prosegur Cash SA	701,716	632
*	Distribuidora Internacional de Alimentacion SA	2,725,481	268
*,2	NH Hotel Group SA	46,535	221
			867,664
Sweden (6.4%)
	Investor AB Class B	957,334	81,265
	Telefonaktiebolaget LM Ericsson Class B	5,557,007	76,321
*,2	Atlas Copco AB Class A	1,165,081	70,651
	Volvo AB Class B	2,859,127	69,822
[1]	Evolution Gaming Group AB	295,171	58,269
[2]	Sandvik AB	1,994,681	49,327
*,2	Assa Abloy AB Class B	1,698,307	48,418
	Hexagon AB Class B Class B	473,398	45,218
*	H&M Hennes & Mauritz AB Class B	1,623,931	39,961
	Essity AB Class B	1,123,644	36,673
*,2	Atlas Copco AB Class B	699,778	36,311
	Skandinaviska Enskilda Banken AB Class A	2,690,324	34,472
	Swedbank AB Class A	1,854,340	32,553
	Svenska Handelsbanken AB Class A	2,781,426	32,210
*	Epiroc AB Class A	1,176,104	25,448
*	Kinnevik AB Class B	445,439	24,585
	Swedish Match AB	283,996	23,249
	Nibe Industrier AB Class B	556,801	20,335
	Svenska Cellulosa AB SCA Class B	1,143,638	20,027
*,2	Boliden AB	507,495	19,740
*	Telia Co. AB	4,738,238	19,634
[2]	Alfa Laval AB	581,192	19,628
	SKF AB Class B	709,603	18,333
	Skanska AB Class B	662,105	17,932
	Industrivarden AB Class A	395,398	15,163
	Getinge AB Class B	416,776	14,096
	Indutrade AB	522,476	13,645
*	Epiroc AB Class B	675,243	13,221
*,1	Sinch AB	81,793	12,773
*	Tele2 AB Class B	987,576	12,756
	EQT AB	372,634	12,559
	Castellum AB	500,332	12,184
*	Fastighets AB Balder Class B	208,140	11,993
	Electrolux AB Class B	426,184	11,953
	Trelleborg AB Class B	452,236	11,765
	Husqvarna AB Class B	835,707	11,638
	Lundin Energy AB	349,437	11,146
	Industrivarden AB Class C	299,389	10,799
	Investor AB Class A	126,856	10,775
	Securitas AB Class B	574,829	9,785
	Lifco AB Class B	84,730	9,074
	Volvo AB Class A	359,172	9,038
[2]	Elekta AB Class B	668,444	8,939
*,1	Thule Group AB	194,711	8,832
[1]	Dometic Group AB	547,712	8,619
	Holmen AB Class B	180,204	8,502
	Investment AB Latour Class B	273,515	8,355
14

Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Avanza Bank Holding AB	226,631	8,135
	Sagax AB Class B	301,354	7,959
	L E Lundbergforetagen AB Class B	136,317	7,783
	Fabege AB	492,271	7,339
*	Beijer Ref AB	466,542	7,235
	AAK AB	315,701	7,230
[2]	Samhallsbyggnadsbolaget i Norden AB	1,757,458	6,685
	BillerudKorsnas AB	326,924	6,677
	ICA Gruppen AB	143,627	6,620
	Sweco AB Class B	367,464	6,534
*	SSAB AB Class B	1,241,212	6,191
	AddTech AB Class B	353,923	6,170
	AF Poyry AB	181,551	5,940
*	Nordic Entertainment Group AB Class B	124,314	5,767
	Hexpol AB	458,266	5,619
*	Swedish Orphan Biovitrum AB	330,081	5,604
[1]	Bravida Holding AB	372,190	5,522
	Peab AB Class B	368,763	5,320
	Saab AB Class B	171,508	5,077
[2]	Wihlborgs Fastigheter AB	246,499	5,039
	Axfood AB	194,067	4,856
	JM AB	129,029	4,780
*	Wallenstam AB Class B	303,090	4,684
	Bure Equity AB	102,102	4,660
	Loomis AB Class B	139,742	4,576
	Vitrolife AB	117,468	4,402
	Intrum AB	126,794	4,361
	Arjo AB Class B	416,666	4,108
	Kungsleden AB	349,424	4,063
	Nyfosa AB	323,531	3,892
	Mycronic AB	129,400	3,820
	Instalco AB	83,585	3,542
*	Sectra AB Class B	48,891	3,489
*	NCC AB Class B	173,121	3,264
	Hufvudstaden AB Class A	202,253	3,224
	Nolato AB Class B	32,641	3,223
	Mips AB	39,814	3,221
	Medicover AB Class B	102,390	2,930
*	Pandox AB Class B	161,949	2,828
	Klovern AB Class B	1,439,881	2,787
*,1	Boozt AB	117,342	2,728
*	Modern Times Group MTG AB Class B	177,790	2,712
*	Electrolux Professional AB Class B	425,596	2,696
	Biotage AB	121,961	2,632
	Lindab International AB	126,802	2,581
*,2	Bilia AB Class A	147,005	2,562
*	BHG Group AB	130,560	2,508
	Granges AB	182,562	2,447
*	CELLINK AB Class B	41,390	2,373
	Catena AB	46,230	2,235
	Ratos AB Class B	368,182	2,167
	Kinnevik AB Class A	31,105	2,091
*	SSAB AB Class A	378,804	2,050
	Troax Group AB	55,379	2,010
*	Betsson AB	219,311	1,993
*,1	Munters Group AB	195,987	1,918
	Nobia AB	219,030	1,904
	Vitec Software Group AB Class B	39,946	1,886
	Atrium Ljungberg AB Class B	88,377	1,851
*	Bonava AB Class B	152,731	1,809
	Samhallsbyggnadsbolaget i Norden AB Class D	465,344	1,657
15

Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	VNV Global AB	128,221	1,580
*	Hansa Biopharma AB	78,390	1,552
	Concentric AB	67,331	1,513
*,2	SAS AB	6,321,230	1,461
*	Dios Fastigheter AB	144,458	1,375
*	Mekonomen AB	77,078	1,323
[1]	Resurs Holding AB	255,466	1,320
*	Platzer Fastigheter Holding AB Class B	97,991	1,281
	INVISIO AB	57,001	1,278
	Cloetta AB Class B	401,506	1,257
*,1	Oncopeptides AB	78,237	1,212
*,1	Attendo AB	193,059	1,125
*,1,2	Scandic Hotels Group AB	234,904	1,059
*	SkiStar AB	69,294	1,049
	Adapteo Oyj	75,498	951
	Investment AB Oresund	52,839	949
*	Camurus AB	36,881	927
	Telefonaktiebolaget LM Ericsson Class A	63,976	875
*	Karo Pharma AB	135,840	854
	Sagax AB Class D	198,963	772
*	Clas Ohlson AB Class B	70,639	754
	Klovern AB Preference Shares	18,666	707
*	Collector AB	121,229	448
	Svenska Handelsbanken AB Class B	34,318	419
*	Annehem Fastigheter AB Class B	70,483	247
*	NCC AB Class A	10,104	189
			1,456,435
Switzerland (13.4%)
	Nestle SA (Registered)	5,170,481	616,997
	Roche Holding AG	1,317,150	429,596
	Novartis AG (Registered)	3,935,022	335,801
	Zurich Insurance Group AG	276,085	113,266
	ABB Ltd. (Registered)	3,165,363	102,818
	Cie Financiere Richemont SA (Registered) Class A	945,203	97,003
	UBS Group AG (Registered)	6,210,071	94,832
*	Lonza Group AG (Registered)	137,508	87,416
	Sika AG (Registered)	257,211	76,819
	Givaudan SA (Registered)	17,117	71,723
	Alcon Inc.	866,792	65,105
	Partners Group Holding AG	41,528	59,155
	Swiss Re AG	519,741	48,253
*	Credit Suisse Group AG (Registered)	4,528,190	47,455
	Geberit AG (Registered)	66,046	43,459
*	LafargeHolcim Ltd. (Registered) (XSWX)	531,794	32,816
	SGS SA (Registered)	10,893	32,231
	Logitech International SA (Registered)	272,429	30,323
*	Sonova Holding AG (Registered)	97,723	28,936
	Swiss Life Holding AG (Registered)	58,567	28,536
	Kuehne + Nagel International AG (Registered)	93,152	27,852
	Straumann Holding AG (Registered)	18,761	26,813
*	LafargeHolcim Ltd. (Registered)	415,132	25,609
	Swisscom AG (Registered)	47,082	25,563
	Julius Baer Group Ltd.	401,126	25,246
	Schindler Holding AG Ptg. Ctf.	74,756	21,273
*	Chocoladefabriken Lindt & Spruengli AG (Registered)	197	19,477
	Adecco Group AG (Registered)	286,018	19,386
*	Temenos AG (Registered)	112,499	16,540
*	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	1,710	15,871
	Swatch Group AG (Bearer)	50,268	15,407
	Barry Callebaut AG (Registered)	6,624	14,625
*	SIG Combibloc Group AG	592,647	14,526
16

Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Baloise Holding AG (Registered)	83,139	14,058
	Vifor Pharma AG	95,805	13,808
*,1	VAT Group AG	47,832	13,659
	Swiss Prime Site AG (Registered)	140,013	13,626
*	EMS-Chemie Holding AG (Registered)	13,291	12,410
	Tecan Group AG (Registered)	22,212	10,824
	Georg Fischer AG (Registered)	7,583	10,633
	Schindler Holding AG (Registered)	35,575	9,899
	PSP Swiss Property AG (Registered)	80,209	9,897
	Roche Holding AG (Bearer)	27,465	9,550
*	Clariant AG (Registered)	436,814	9,150
*	ams AG	471,264	8,171
	Helvetia Holding AG (Registered)	64,711	7,780
*	Siegfried Holding AG (Registered)	7,363	6,772
	Belimo Holding AG (Registered)	16,575	6,615
*	Dufry AG (Registered)	98,319	6,470
	Bucher Industries AG (Registered)	12,183	6,394
*	Flughafen Zurich AG (Registered)	35,209	6,333
[1]	Galenica AG	90,836	6,147
	Cembra Money Bank AG	55,070	5,988
	Swatch Group AG (Registered)	97,066	5,823
*	Idorsia Ltd.	210,319	5,454
	Allreal Holding AG (Registered)	26,617	5,387
	DKSH Holding AG	66,751	5,372
	Banque Cantonale Vaudoise (Registered)	52,638	5,366
	Bachem Holding AG (Registered) Class B	10,443	5,302
*	Softwareone Holding AG	180,816	4,686
*	Zur Rose Group AG	13,954	4,644
[2]	Stadler Rail AG	90,407	4,526
	Daetwyler Holding AG (Bearer)	13,916	4,516
	OC Oerlikon Corp. AG (Registered)	360,745	4,219
	SFS Group AG	31,772	4,095
	Vontobel Holding AG (Registered)	51,706	3,892
	Mobimo Holding AG (Registered)	12,221	3,883
	Forbo Holding AG (Registered)	2,017	3,863
	Inficon Holding AG (Registered)	3,604	3,855
	BKW AG	34,127	3,822
	Emmi AG (Registered)	3,644	3,784
	dormakaba Holding AG	5,647	3,711
	Sulzer AG (Registered)	32,471	3,699
	Comet Holding AG (Registered)	13,883	3,560
	Interroll Holding AG (Registered)	972	3,322
*	Valiant Holding AG (Registered)	29,601	3,282
*	Landis+Gyr Group AG	44,999	3,119
	Bystronic AG	2,483	3,035
	Schweiter Technologies AG (Bearer)	1,790	2,905
	Huber + Suhner AG (Registered)	31,847	2,556
	St. Galler Kantonalbank AG (Registered)	5,298	2,481
	Swissquote Group Holding SA (Registered)	16,353	2,456
	Kardex Holding AG (Registered)	11,058	2,283
	VZ Holding AG	25,584	2,203
	Burckhardt Compression Holding AG	6,019	2,161
*	Aryzta AG	1,767,020	1,992
*	ALSO Holding AG (Registered)	5,043	1,525
	LEM Holding SA (Registered)	812	1,521
*	Komax Holding AG (Registered)	6,303	1,512
	Arbonia AG	84,797	1,468
	Zehnder Group AG	17,606	1,420
	Vetropack Holding AG (Registered)	22,761	1,377
*,1	Medacta Group SA	10,749	1,374
	Intershop Holding AG	1,990	1,331
17

Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Valora Holding AG (Registered)	6,202	1,301
*	COSMO Pharmaceuticals NV	13,080	1,260
*	EFG International AG	140,035	1,224
	Bossard Holding AG (Registered) Class A	4,638	1,115
	Bell Food Group AG (Registered)	3,332	1,042
*	Autoneum Holding AG	5,325	1,029
*,2	Basilea Pharmaceutica AG (Registered)	20,196	1,002
*	Ascom Holding AG (Registered)	63,380	993
	Leonteq AG	18,995	963
*	Bobst Group SA (Registered)	13,891	924
	Ypsomed Holding AG (Registered)	5,672	910
*	Rieter Holding AG (Registered)	5,340	822
*	u-blox Holding AG	11,457	786
*	Implenia AG (Registered)	26,698	778
*	GAM Holding AG	268,957	697
	Hiag Immobilien Holding AG	5,170	600
	VP Bank AG (Registered)	4,123	520
*	APG SGA SA	1,825	437
*	Aryzta AG (XSWX)	24,200	27
*,3	Credit Suisse Group AG Rights Exp. 5/6/21	4,528,190	—
			3,052,124
United Kingdom (24.0%)
	AstraZeneca plc	2,437,378	259,444
*	HSBC Holdings plc	37,890,848	236,580
	Diageo plc	4,264,061	191,420
	GlaxoSmithKline plc	9,179,192	169,629
	Rio Tinto plc	2,023,648	169,495
	BP plc	36,887,149	154,422
	British American Tobacco plc	4,094,172	151,907
	Unilever plc	2,568,823	149,997
	Unilever plc (XLON)	2,159,090	126,473
	Royal Dutch Shell plc Class B	6,949,297	124,348
	Royal Dutch Shell plc Class A	6,374,788	119,950
	BHP Group plc	3,881,995	116,906
	Reckitt Benckiser Group plc	1,174,849	104,606
	Prudential plc	4,833,089	102,337
	Anglo American plc	2,278,872	96,625
	Vodafone Group plc	49,642,187	93,685
	National Grid plc	6,597,807	83,169
	Lloyds Banking Group plc	130,311,524	81,716
*	Glencore plc	19,992,655	81,439
	Barclays plc	32,025,424	77,533
*	Compass Group plc	3,301,773	71,828
	London Stock Exchange Group plc	674,615	68,924
	Experian plc	1,678,582	64,712
*	Flutter Entertainment plc (XDUB)	305,538	62,611
	Ashtead Group plc	829,924	53,323
	Ferguson plc	416,918	52,584
	RELX plc (XLON)	1,930,115	50,223
	Tesco plc	14,144,986	43,179
	BAE Systems plc	5,944,864	41,526
	Legal & General Group plc	10,981,948	41,233
	Aviva plc	7,254,921	40,109
	RELX plc	1,514,192	39,286
	SSE plc	1,925,602	39,039
*	BT Group plc	16,112,506	36,752
	Imperial Brands plc	1,745,624	36,385
	Smith & Nephew plc	1,623,559	35,140
	Standard Chartered plc	4,787,354	34,344
	3i Group plc	1,767,801	31,311
	Segro plc	2,202,985	30,605
18

Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	WPP plc	2,198,299	29,638
*	Ocado Group plc	900,814	26,078
*	Persimmon plc	588,343	25,452
*	Next plc	235,880	25,420
	Intertek Group plc	299,265	25,369
*	Entain plc	1,075,084	25,132
	Halma plc	702,644	25,107
	Smurfit Kappa Group plc	479,056	24,577
	Mondi plc (XLON)	900,181	24,434
*	InterContinental Hotels Group plc	338,435	24,050
	Rentokil Initial plc	3,439,061	23,768
	Croda International plc	249,304	23,290
	Natwest Group plc	8,404,491	22,808
	Royal Dutch Shell plc Class A (XLON)	1,191,185	22,686
	Spirax-Sarco Engineering plc	136,402	22,264
	CRH plc (XDUB)	465,461	22,028
*	Informa plc	2,767,380	21,511
*	Burberry Group plc	742,674	21,139
	Associated British Foods plc	644,121	20,552
	Bunzl plc	624,339	20,074
	Melrose Industries plc	8,897,180	20,029
*	Rolls-Royce Holdings plc	13,834,691	20,022
	Barratt Developments plc	1,875,391	19,996
	Kingfisher plc	3,911,220	19,308
	St. James's Place plc	983,619	18,500
	RSA Insurance Group plc	1,914,370	18,029
	Sage Group plc	2,021,112	17,807
	United Utilities Group plc	1,262,089	16,881
*	Whitbread plc	373,918	16,764
*,1	Just Eat Takeaway.com NV (XLON)	160,931	16,679
	Hargreaves Lansdown plc	700,771	16,637
	Taylor Wimpey plc	6,704,184	16,631
	Antofagasta plc	645,104	16,618
	Admiral Group plc	384,259	16,603
	Smiths Group plc	733,949	16,483
	Pearson plc	1,392,672	15,977
	Severn Trent plc	466,726	15,976
	Johnson Matthey plc	353,324	15,855
	DCC plc	181,647	15,761
	Intermediate Capital Group plc	517,965	15,637
	Standard Life Aberdeen plc	4,048,924	15,516
	M&G plc	4,819,573	14,467
*,1	Auto Trader Group plc	1,761,017	13,864
	Polymetal International plc	671,297	13,861
	DS Smith plc	2,373,201	13,794
	Berkeley Group Holdings plc	215,290	13,759
	Rightmove plc	1,613,806	13,681
	Electrocomponents plc	909,369	13,384
	B&M European Value Retail SA	1,711,094	13,376
	Land Securities Group plc	1,315,695	13,111
*	Weir Group plc	481,538	12,745
*	Coca-Cola HBC AG	360,710	12,467
	British Land Co. plc	1,715,415	12,293
	Howden Joinery Group plc	1,057,831	11,818
	Royal Mail plc	1,702,252	11,662
*	ITV plc	6,898,739	11,530
	Bellway plc	227,770	11,362
	Pennon Group plc	774,360	11,061
	IMI plc	500,514	10,999
	Dechra Pharmaceuticals plc	195,051	10,865
	JD Sports Fashion plc	843,608	10,701
19

Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Hikma Pharmaceuticals plc	310,681	10,470
	Schroders plc	209,078	10,417
	AVEVA Group plc	208,717	10,031
	Direct Line Insurance Group plc	2,531,999	9,963
	J Sainsbury plc	3,016,787	9,909
	Wm Morrison Supermarkets plc	4,082,442	9,805
	Phoenix Group Holdings plc	990,543	9,717
	Spectris plc	214,466	9,634
*	THG plc	1,124,185	9,623
	Tate & Lyle plc	868,483	9,608
	Evraz plc	1,078,556	9,565
	UNITE Group plc	588,579	9,469
*	Meggitt plc	1,444,969	9,295
	Diploma plc	232,506	9,205
	Games Workshop Group plc	61,071	9,151
[1]	ConvaTec Group plc	2,961,428	8,924
*	Travis Perkins plc	417,862	8,873
	Derwent London plc	187,050	8,604
	IG Group Holdings plc	675,428	8,545
	Genus plc	121,322	8,521
*	Signature Aviation plc	1,523,839	8,505
*	Centrica plc	10,767,573	8,428
	Tritax Big Box REIT plc	3,164,823	8,317
*	Marks & Spencer Group plc	3,621,523	7,901
	Inchcape plc	721,143	7,784
	HomeServe plc	511,620	7,732
	Rotork plc	1,596,342	7,587
[1]	Quilter plc	3,274,930	7,396
	Vistry Group plc	406,435	6,948
*	Hiscox Ltd.	620,368	6,944
*,1	Countryside Properties plc	959,294	6,875
	Future plc	209,835	6,837
[1]	Avast plc	1,020,824	6,735
*	IWG plc	1,326,442	6,716
	Grafton Group plc	402,107	6,624
*	Hays plc	2,892,055	6,528
*	SSP Group plc	1,441,077	6,376
*	Virgin Money UK plc	2,290,755	6,327
	Man Group plc	2,658,191	6,179
*	Greggs plc	186,834	6,096
	Close Brothers Group plc	276,964	6,075
	Softcat plc	229,218	6,069
	British American Tobacco plc ADR	161,443	6,056
	Britvic plc	491,058	5,993
*	easyJet plc	415,633	5,942
*	WH Smith plc	231,696	5,789
*	International Consolidated Airlines Group SA	2,059,524	5,776
*	Carnival plc	242,842	5,677
	UDG Healthcare plc	463,184	5,482
	Renishaw plc	63,449	5,478
	Balfour Beatty plc	1,262,343	5,442
*,1	Trainline plc	852,637	5,371
	Pets at Home Group plc	874,560	5,367
	Aggreko plc	438,952	5,230
*	Beazley plc	1,110,243	5,190
	LondonMetric Property plc	1,644,228	5,123
*,1	Network International Holdings plc	863,358	5,010
	Assura plc	4,861,457	5,005
	Primary Health Properties plc	2,365,058	4,940
	Computacenter plc	133,492	4,938
	Cranswick plc	95,578	4,930
20

Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Investec plc	1,217,704	4,900
	Big Yellow Group plc	295,532	4,890
*	Shaftesbury plc	562,536	4,889
	Victrex plc	150,517	4,881
	Grainger plc	1,223,763	4,831
*	John Wood Group plc	1,241,104	4,825
	TP ICAP Group plc	1,464,320	4,808
*,1	Wizz Air Holdings plc	70,492	4,771
	QinetiQ Group plc	1,040,700	4,770
	Ashmore Group plc	853,856	4,720
	Domino's Pizza Group plc	873,126	4,607
*	Pagegroup plc	587,700	4,547
	OSB Group plc	681,341	4,511
	Great Portland Estates plc	469,937	4,498
	Safestore Holdings plc	379,013	4,460
	Serco Group plc	2,233,704	4,324
	Synthomer plc	614,403	4,315
	Lancashire Holdings Ltd.	440,060	4,314
	Dunelm Group plc	209,163	4,260
	Savills plc	250,301	4,124
*	National Express Group plc	996,653	4,118
	Drax Group plc	727,593	4,111
	Redrow plc	420,985	4,018
	Spirent Communications plc	1,108,478	3,924
	Gamesys Group plc	144,918	3,880
	Fresnillo plc	341,121	3,879
[2]	Hammerson plc	7,037,529	3,876
[1]	John Laing Group plc	907,269	3,850
	IntegraFin Holdings plc	490,622	3,806
*,2	TUI AG	636,024	3,800
	Marshalls plc	363,892	3,654
	Plus500 Ltd.	186,234	3,651
	Moneysupermarket.com Group plc	967,115	3,647
	Bodycote plc	347,649	3,631
*,1	Watches of Switzerland Group plc	358,271	3,628
*	Playtech plc	561,193	3,605
	Ultra Electronics Holdings plc	127,908	3,574
*	Dixons Carphone plc	1,849,337	3,559
*	Ascential plc	728,696	3,502
	Micro Focus International plc	486,796	3,472
	Rhi Magnesita NV	55,145	3,457
*	Capital & Counties Properties plc	1,348,854	3,383
	AJ Bell plc	538,353	3,303
*,1	Aston Martin Lagonda Global Holdings plc	120,515	3,228
	Ferrexpo plc	530,424	3,213
	Genuit Group plc	395,287	3,084
	Hill & Smith Holdings plc	148,862	3,027
*	Mediclinic International plc	711,860	3,016
	Paragon Banking Group plc	463,950	3,014
*	IP Group plc	1,682,233	2,982
	Centamin plc	2,006,887	2,976
	Oxford Instruments plc	98,290	2,954
	888 Holdings plc	497,223	2,933
	Vesuvius plc	388,601	2,886
	Jupiter Fund Management plc	807,279	2,882
*	Indivior plc	1,365,436	2,878
*	Just Group plc	1,843,928	2,772
	Workspace Group plc	244,587	2,769
*	J D Wetherspoon plc	145,579	2,688
	Euromoney Institutional Investor plc	195,442	2,683
	Brewin Dolphin Holdings plc	552,799	2,597
21

Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Crest Nicholson Holdings plc	448,952	2,535
	Sirius Real Estate Ltd.	1,783,317	2,504
	Rathbone Brothers plc	106,340	2,486
*	Frasers Group plc	346,393	2,464
*,2	Cineworld Group plc	1,838,618	2,458
*	Mitchells & Butlers plc	561,891	2,446
*	Bytes Technology Group plc (XLON)	357,219	2,432
	Redde Northgate plc	470,716	2,368
*	Firstgroup plc	2,295,701	2,361
	Avon Rubber plc	51,069	2,339
	Sanne Group plc	260,378	2,325
	Hilton Food Group plc	133,136	2,266
	FDM Group Holdings plc	159,176	2,249
[1]	Ibstock plc	724,828	2,210
	Kainos Group plc	104,305	2,202
*	C&C Group plc (XLON)	536,644	2,195
*	Elementis plc	1,062,078	2,194
	Coats Group plc	2,691,548	2,171
	Cairn Energy plc	920,872	2,160
	Morgan Advanced Materials plc	518,509	2,120
	Essentra plc	481,223	2,114
	Telecom Plus plc	116,869	2,099
*	Energean plc	180,925	2,081
	Ninety One plc	602,361	2,036
*	AO World plc	523,898	2,015
*,2	Tullow Oil plc	2,677,087	1,998
	St. Modwen Properties plc	331,685	1,989
*	Petropavlovsk plc	5,581,720	1,979
[1]	Airtel Africa plc	1,857,997	1,960
*	Restaurant Group plc	1,174,032	1,945
	Clarkson plc	45,997	1,929
*	Halfords Group plc	370,276	1,926
*	Mitie Group plc	2,213,477	1,896
*	Greencore Group plc	851,972	1,870
*	Babcock International Group plc	465,852	1,854
	NCC Group plc	490,046	1,838
	Chemring Group plc	504,994	1,834
*	Capita plc	3,015,417	1,820
	XP Power Ltd.	25,259	1,771
[1]	TI Fluid Systems plc	415,860	1,707
*	Vectura Group plc	1,081,388	1,681
*	Wickes Group plc	468,219	1,616
	Keller Group plc	138,312	1,581
*	Provident Financial plc	461,150	1,559
*	Marston's plc	1,158,350	1,549
*	PureTech Health plc	266,449	1,527
	UK Commercial Property REIT Ltd.	1,361,021	1,512
*,1	Equiniti Group plc	608,596	1,471
[1]	ContourGlobal plc	523,114	1,447
*,1	Spire Healthcare Group plc	502,993	1,389
[1]	CMC Markets plc	204,176	1,379
*	Go-Ahead Group plc	80,137	1,350
	Picton Property Income Ltd.	1,025,637	1,288
	PZ Cussons plc	345,118	1,258
	Hochschild Mining plc	477,303	1,224
*	Senior plc	798,754	1,195
	Helical plc	188,648	1,104
	BMO Commercial Property Trust Ltd.	975,062	1,073
*	AG Barr plc	150,955	1,060
*	Bank of Georgia Group plc	72,308	1,020
*	Stagecoach Group plc	766,058	951
22

Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*,2	SIG plc	1,370,233	936
	Hunting plc	275,516	935
*	TBC Bank Group plc	67,993	914
	Devro plc	321,187	909
*	Rank Group plc	332,427	895
	Micro Focus International plc ADR	122,776	866
*	Petrofac Ltd.	463,846	843
	RDI REIT plc	472,069	791
	CLS Holdings plc	212,885	732
*,1	Funding Circle Holdings plc	292,305	620
[1]	Bakkavor Group plc	284,810	522
[1]	Alfa Financial Software Holdings plc	171,925	323
*	C&C Group plc	53,216	218
*,1,3	Finablr plc	304,209	46
*,2,3	Intu Properties plc	1,544,041	38
*,3	NMC Health plc	157,105	—
*,3	Carillion plc	1,000,411	—
			5,452,851
Total Common Stocks (Cost $22,611,623)			22,503,890
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[4,5]	Vanguard Market Liquidity Fund, 0.068% (Cost $469,384)	4,693,846	469,384
Total Investments (100.9%) (Cost $23,081,007)			22,973,274
Other Assets and Liabilities—Net (-0.9%)			(214,301)
Net Assets (100%)			22,758,973
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $886,369,000, representing 3.9% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $418,446,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $458,244,000 was received for securities on loan, of which $458,000,000 is held in Vanguard Market Liquidity Fund and $244,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.
23

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
Common Stocks (99.2%)
Australia (17.3%)
	Commonwealth Bank of Australia	1,782,904	122,052
	BHP Group Ltd.	2,977,360	108,364
	CSL Ltd.	458,345	95,746
	Westpac Banking Corp.	3,696,120	71,227
	National Australia Bank Ltd.	3,311,177	67,761
	Australia & New Zealand Banking Group Ltd.	2,859,340	63,089
	Wesfarmers Ltd.	1,135,310	47,326
	Macquarie Group Ltd.	328,739	40,521
	Woolworths Group Ltd.	1,267,829	38,452
	Rio Tinto Ltd.	373,103	34,678
	Transurban Group	2,744,641	29,928
	Fortescue Metals Group Ltd.	1,600,232	27,686
	Goodman Group	1,830,515	26,694
*	Afterpay Ltd.	220,904	19,896
	Amcor plc GDR	1,572,476	18,356
	Aristocrat Leisure Ltd.	643,559	18,356
	Woodside Petroleum Ltd.	958,994	16,726
	Newcrest Mining Ltd.	818,261	16,724
	Coles Group Ltd.	1,274,187	16,001
	James Hardie Industries plc GDR	447,036	14,732
*	Xero Ltd.	124,921	13,608
	Sonic Healthcare Ltd.	477,786	13,206
	Brambles Ltd.	1,479,750	11,854
	QBE Insurance Group Ltd.	1,467,415	11,100
	Cochlear Ltd.	64,465	11,035
	ASX Ltd.	194,654	10,937
	Telstra Corp. Ltd.	4,183,700	10,929
	Scentre Group	5,217,416	10,920
	South32 Ltd.	4,773,048	10,508
	Suncorp Group Ltd.	1,282,895	10,375
	Santos Ltd.	1,896,621	10,068
	Insurance Australia Group Ltd.	2,457,640	9,260
	Northern Star Resources Ltd.	1,138,349	9,146
	APA Group	1,182,942	9,140
	Ramsay Health Care Ltd.	175,824	9,115
	Stockland	2,407,389	8,675
	Dexus	1,099,437	8,630
	BlueScope Steel Ltd.	509,916	8,430
*	SEEK Ltd.	353,537	8,426
	Mirvac Group	3,966,502	8,219
	Tabcorp Holdings Ltd.	2,097,033	7,996
	GPT Group	1,964,697	6,993
	Lendlease Corp. Ltd.	694,473	6,786
	Medibank Pvt Ltd.	2,787,966	6,615
*	Sydney Airport	1,321,963	6,287
	REA Group Ltd.	51,395	6,253
	Oil Search Ltd.	2,098,236	6,061
	Computershare Ltd. (XASX)	545,422	5,930
	OZ Minerals Ltd.	324,271	5,916
*	Boral Ltd.	1,231,592	5,866
	Evolution Mining Ltd.	1,621,501	5,741
	Origin Energy Ltd.	1,778,518	5,687
	Treasury Wine Estates Ltd.	726,980	5,618
	Magellan Financial Group Ltd.	139,336	5,191
	Mineral Resources Ltd.	141,693	5,175
	Aurizon Holdings Ltd.	1,786,507	5,140
	Charter Hall Group	472,309	5,102
	Domino's Pizza Enterprises Ltd.	61,451	5,046
	Ampol Ltd.	244,813	4,826
24

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Vicinity Centres	3,786,146	4,627
	Bank of Queensland Ltd.	653,252	4,527
	Atlas Arteria Ltd.	961,745	4,457
	AGL Energy Ltd.	631,596	4,352
	Ansell Ltd.	131,542	4,279
	Bendigo & Adelaide Bank Ltd.	538,960	4,276
	Orica Ltd.	409,055	4,259
	JB Hi-Fi Ltd.	115,509	4,109
	Reece Ltd.	258,520	4,045
*	NEXTDC Ltd.	452,541	4,025
	ALS Ltd.	494,838	4,007
*	Incitec Pivot Ltd.	1,937,164	3,932
*	Lynas Rare Earths Ltd.	914,114	3,849
	IGO Ltd.	626,678	3,581
	carsales.com Ltd.	225,238	3,441
	Qube Holdings Ltd.	1,469,979	3,404
	Alumina Ltd.	2,544,823	3,372
*	Crown Resorts Ltd.	352,277	3,308
	Nine Entertainment Co. Holdings Ltd.	1,499,605	3,299
	Downer EDI Ltd.	719,237	3,107
	Reliance Worldwide Corp. Ltd.	811,604	3,076
	Cleanaway Waste Management Ltd.	1,391,413	3,050
	AMP Ltd.	3,477,333	2,986
	Steadfast Group Ltd.	880,899	2,826
*,1	Zip Co. Ltd.	459,410	2,823
	Metcash Ltd.	1,021,905	2,800
*	Qantas Airways Ltd.	737,290	2,797
	Breville Group Ltd.	138,829	2,780
	Worley Ltd.	328,576	2,726
*	Star Entertainment Grp Ltd.	875,659	2,678
	AusNet Services	1,828,654	2,677
	Challenger Ltd.	681,295	2,674
*	Vocus Group Ltd.	613,600	2,586
	Altium Ltd.	113,311	2,584
	Iluka Resources Ltd.	434,059	2,573
	Harvey Norman Holdings Ltd.	611,222	2,480
	IDP Education Ltd.	141,251	2,467
	Eagers Automotive Ltd.	200,012	2,407
	CSR Ltd.	510,192	2,343
[1]	Seven Group Holdings Ltd.	138,409	2,288
*	Pilbara Minerals Ltd.	2,615,772	2,277
	nib holdings Ltd.	471,549	2,244
	Washington H Soul Pattinson & Co. Ltd.	94,494	2,201
*	Champion Iron Ltd.	421,173	2,198
	Orora Ltd.	890,795	2,180
	Bapcor Ltd.	364,668	2,168
	Shopping Centres Australasia Property Group	1,120,440	2,153
	Sims Ltd.	172,590	2,092
	ARB Corp. Ltd.	69,413	2,083
	WiseTech Global Ltd.	86,111	2,073
	Link Administration Holdings Ltd.	528,610	2,025
*	Flight Centre Travel Group Ltd.	148,926	1,909
	Healius Ltd.	598,482	1,903
	IOOF Holdings Ltd.	652,359	1,832
	Charter Hall Long Wale REIT	475,276	1,790
	Beach Energy Ltd.	1,812,909	1,757
	Premier Investments Ltd.	85,465	1,731
	Codan Ltd.	124,893	1,710
	National Storage REIT	1,072,616	1,664
	Pendal Group Ltd.	290,809	1,650
*	Chalice Mining Ltd.	313,161	1,649
25

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	TPG Telecom Ltd.	385,558	1,637
*	Orocobre Ltd.	311,068	1,602
	Super Retail Group Ltd.	173,978	1,598
	Pro Medicus Ltd.	43,428	1,578
	BWP Trust	494,410	1,574
*	Corporate Travel Management Ltd.	109,713	1,555
*	PointsBet Holdings Ltd.	144,158	1,503
*	Megaport Ltd.	135,663	1,500
	IRESS Ltd.	193,128	1,499
	Charter Hall Retail REIT	516,190	1,480
	Waypoint REIT	762,160	1,465
[2]	Viva Energy Group Ltd.	966,876	1,452
	Costa Group Holdings Ltd.	401,429	1,440
	Perpetual Ltd.	53,969	1,438
*	Galaxy Resources Ltd.	478,247	1,433
[1]	CIMIC Group Ltd.	95,201	1,417
*	PolyNovo Ltd.	602,753	1,390
	Bega Cheese Ltd.	278,620	1,371
*,1	Uniti Group Ltd.	640,362	1,361
	Appen Ltd.	112,942	1,360
*	EML Payments Ltd.	310,238	1,357
	Deterra Royalties Ltd.	400,319	1,342
*	Nufarm Ltd.	332,855	1,336
	Elders Ltd.	141,045	1,322
*,1	Webjet Ltd.	343,046	1,310
*	De Grey Mining Ltd.	1,178,932	1,308
	Bingo Industries Ltd.	495,749	1,302
	InvoCare Ltd.	148,742	1,296
	Ingenia Communities Group	318,128	1,296
	Credit Corp Group Ltd.	57,184	1,272
	Centuria Industrial REIT	458,697	1,229
	Adbri Ltd.	481,589	1,190
	Technology One Ltd.	159,064	1,160
	Platinum Asset Management Ltd.	318,955	1,158
*	Nanosonics Ltd.	246,407	1,142
	Abacus Property Group	482,448	1,125
*	Silver Lake Resources Ltd.	844,343	1,124
*	Perseus Mining Ltd.	1,144,418	1,071
	Ramelius Resources Ltd.	822,716	1,067
	St. Barbara Ltd.	744,720	1,053
	Nickel Mines Ltd.	1,207,185	1,052
	Collins Foods Ltd.	119,965	1,050
	Centuria Capital Group	510,945	1,049
	Cromwell Property Group	1,478,034	996
	Aventus Group	434,548	994
	IPH Ltd.	180,763	986
	Regis Resources Ltd.	493,855	985
	AUB Group Ltd.	62,174	976
	GUD Holdings Ltd.	94,526	972
	EVENT Hospitality and Entertainment Ltd.	97,857	961
*,1	Piedmont Lithium Ltd.	1,354,696	946
	SeaLink Travel Group Ltd.	121,381	943
*,1	Temple & Webster Group Ltd.	114,627	938
	United Malt Grp Ltd.	265,762	935
*,1	Tyro Payments Ltd.	323,264	929
[1]	Clinuvel Pharmaceuticals Ltd.	41,567	928
	Sandfire Resources Ltd.	180,602	924
	Gold Road Resources Ltd.	922,486	902
	Monadelphous Group Ltd.	91,114	891
	Lifestyle Communities Ltd.	81,077	874
	Netwealth Group Ltd.	75,169	860
26

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Arena REIT	343,466	856
	Charter Hall Social Infrastructure REIT	336,121	842
	GrainCorp Ltd. Class A	213,250	839
*	Whitehaven Coal Ltd.	856,082	838
	HUB24 Ltd.	43,094	836
*	Domain Holdings Australia Ltd.	211,750	826
	Pinnacle Investment Management Group Ltd.	99,802	814
[1]	Blackmores Ltd.	14,567	802
	Brickworks Ltd.	51,303	801
	Data#3 Ltd.	163,173	779
	Hansen Technologies Ltd.	175,302	769
	Australian Ethical Investment Ltd.	110,127	738
*,1	Mesoblast Ltd.	483,878	735
	Omni Bridgeway Ltd.	252,996	733
	Rural Funds Group	385,247	722
	Centuria Office REIT	422,259	716
	Baby Bunting Group Ltd.	148,688	716
	Growthpoint Properties Australia Ltd.	246,329	712
	Imdex Ltd.	451,478	656
	GWA Group Ltd.	284,175	654
	Accent Group Ltd.	287,948	651
*	nearmap Ltd.	393,106	644
	NRW Holdings Ltd.	428,143	638
	Austal Ltd.	336,995	625
	Jumbo Interactive Ltd.	57,338	619
*	West African Resources Ltd.	833,652	615
*	Redbubble Ltd.	192,196	605
*	oOh!media Ltd.	455,297	598
*	City Chic Collective Ltd.	164,145	590
	Lovisa Holdings Ltd.	52,501	588
[1]	Kogan.com Ltd.	68,125	579
	G8 Education Ltd.	715,403	549
*,1	Bellevue Gold Ltd.	765,398	549
	Tassal Group Ltd.	188,270	535
	Hotel Property Investments	225,847	535
	Perenti Global Ltd.	633,338	530
	Infomedia Ltd.	436,748	529
	Select Harvests Ltd.	107,934	510
	Pact Group Holdings Ltd.	178,823	500
*	Telix Pharmaceuticals Ltd.	173,725	498
*	Marley Spoon AG GDR	243,892	496
	GDI Property Group	601,291	493
*	Starpharma Holdings Ltd. Class A	380,693	492
*	Mayne Pharma Group Ltd.	1,545,843	480
*	Westgold Resources Ltd.	290,422	480
	Genworth Mortgage Insurance Australia Ltd.	220,725	464
	Bravura Solutions Ltd.	211,334	458
	APN Industria REIT	188,428	449
*	Fineos Corp. Ltd. GDR	144,735	437
	Sigma Healthcare Ltd.	943,082	435
	Integral Diagnostics Ltd.	123,848	434
	MyState Ltd.	127,424	431
	Mount Gibson Iron Ltd.	603,625	429
*	Resolute Mining Ltd.	1,149,510	427
	Inghams Group Ltd.	164,819	415
*	Karoon Energy Ltd.	421,754	413
	SmartGroup Corp. Ltd.	75,860	411
	Western Areas Ltd.	231,419	409
	Dicker Data Ltd.	50,580	408
*	Estia Health Ltd.	213,349	403
	McMillan Shakespeare Ltd.	46,728	399
27

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Syrah Resources Ltd.	438,722	396
*,1	Electro Optic Systems Holdings Ltd.	108,613	386
*	Eclipx Group Ltd.	263,285	385
	BWX Ltd.	106,474	385
*,1	Andromeda Metals Ltd.	2,229,152	384
*	Asaleo Care Ltd.	331,981	360
*	Southern Cross Media Group Ltd.	249,608	358
	Aurelia Metals Ltd.	1,083,317	349
	Senex Energy Ltd.	144,863	348
*,1	Emeco Holdings Ltd.	477,615	348
*	Opthea Ltd.	305,355	339
	Jupiter Mines Ltd.	1,264,559	330
*	Seven West Media Ltd.	902,986	329
	Cedar Woods Properties Ltd.	57,580	325
*,1	Paradigm Biopharmaceuticals Ltd.	182,876	324
	Australian Pharmaceutical Industries Ltd.	350,988	320
*,1,3	Alkane Resources Ltd.	553,067	311
*	Audinate Group Ltd.	49,111	305
*,1	Australian Strategic Materials Ltd.	82,645	304
*	Cooper Energy Ltd.	1,607,812	302
	Australian Finance Group Ltd.	136,508	295
*,2,3	Coronado Global Resources Inc. GDR	646,492	294
*	Capricorn Metals Ltd.	223,574	291
	SG Fleet Group Ltd.	119,815	281
*	Australian Agricultural Co. Ltd.	300,551	266
*	Carnarvon Petroleum Ltd.	1,319,102	263
	Service Stream Ltd.	326,456	258
[1]	Virtus Health Ltd.	56,162	247
	Macmahon Holdings Ltd.	1,569,313	229
*	Humm Group Ltd.	334,630	229
	Regis Healthcare Ltd.	116,544	207
*	Superloop Ltd.	242,910	194
	OFX Group Ltd.	208,339	193
*	Japara Healthcare Ltd.	239,690	186
*	AMA Group Ltd.	430,037	183
	New Hope Corp. Ltd.	200,282	179
	MACA Ltd.	246,293	175
*	Myer Holdings Ltd.	701,712	170
*	Dacian Gold Ltd.	558,053	152
*,1	Bubs Australia Ltd.	452,742	143
*	New Century Resources Ltd.	971,989	138
	Navigator Global Investments Ltd.	110,169	129
	Vita Group Ltd.	127,742	81
*,3	Liquefied Natural Gas Ltd.	538,805	18
*,3	Juno Minerals Ltd.	77,461	15
	Newcrest Mining Ltd. ADR	25	1
*,3	SpeedCast International Ltd.	219,138	—
*,3	Bgp Holdings plc	15,642,708	—
	Regis Resources Ltd. Rights Exp. 5/5/21	152,186	—
			1,505,334
China (0.0%)
*,1,3	China Fishery Group Ltd.	754,600	43
Hong Kong (7.7%)
	AIA Group Ltd.	12,211,712	154,998
	Hong Kong Exchanges & Clearing Ltd.	1,283,364	77,401
	Techtronic Industries Co. Ltd.	1,256,156	22,793
	CK Hutchison Holdings Ltd.	2,692,559	22,007
	Sun Hung Kai Properties Ltd.	1,429,474	21,503
	Link REIT	2,087,298	19,690
*	Galaxy Entertainment Group Ltd.	2,160,062	18,961
28

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Hong Kong & China Gas Co. Ltd.	10,483,248	16,816
	CLP Holdings Ltd.	1,664,860	16,433
	CK Asset Holdings Ltd.	2,388,998	14,957
	Hang Seng Bank Ltd.	727,552	14,243
	Jardine Matheson Holdings Ltd.	207,252	13,917
	BOC Hong Kong Holdings Ltd.	3,608,259	12,688
*	Sands China Ltd.	2,428,736	11,493
	Lenovo Group Ltd.	7,540,000	10,302
	Wharf Real Estate Investment Co. Ltd.	1,650,283	9,484
	Power Assets Holdings Ltd.	1,374,707	8,449
	MTR Corp. Ltd.	1,461,686	8,141
	New World Development Co. Ltd.	1,425,539	7,543
[2]	WH Group Ltd.	8,518,433	7,422
	Xinyi Glass Holdings Ltd.	2,034,640	7,209
*,2	ESR Cayman Ltd.	1,814,641	6,197
	Hongkong Land Holdings Ltd.	1,164,247	5,757
	Henderson Land Development Co. Ltd.	1,292,190	5,743
	Hang Lung Properties Ltd.	2,053,841	5,603
[2]	Budweiser Brewing Co. APAC Ltd.	1,707,600	5,381
	Sino Land Co. Ltd.	3,420,443	5,080
	ASM Pacific Technology Ltd.	309,636	4,677
	SITC International Holdings Co. Ltd.	1,186,586	4,521
	Wharf Holdings Ltd.	1,378,283	4,181
	Swire Pacific Ltd. Class A	511,252	4,119
	Want Want China Holdings Ltd.	5,503,220	3,977
	AAC Technologies Holdings Inc.	683,757	3,796
	CK Infrastructure Holdings Ltd.	617,813	3,778
	Microport Scientific Corp.	478,219	3,448
	Tingyi Cayman Islands Holding Corp.	1,911,900	3,435
	Man Wah Holdings Ltd.	1,564,252	3,275
	PRADA SPA	517,004	3,209
	Swire Properties Ltd.	1,073,235	3,203
	Vitasoy International Holdings Ltd.	794,304	3,067
*	Wynn Macau Ltd.	1,517,229	2,910
	Chow Tai Fook Jewellery Group Ltd.	1,798,218	2,896
	Minth Group Ltd.	688,783	2,790
	Bank of East Asia Ltd.	1,278,532	2,681
*	SJM Holdings Ltd.	1,941,639	2,507
	PCCW Ltd.	4,322,133	2,501
*,2	Samsonite International SA	1,325,297	2,453
	Hang Lung Group Ltd.	905,920	2,376
	Hysan Development Co. Ltd.	606,726	2,284
	Kerry Properties Ltd.	595,090	2,005
*,2	Js Global Lifestyle Co. Ltd.	655,000	1,978
[2]	BOC Aviation Ltd.	210,825	1,898
*	Yue Yuen Industrial Holdings Ltd.	730,158	1,827
	Kerry Logistics Network Ltd.	573,611	1,722
	NagaCorp Ltd.	1,580,972	1,690
	NWS Holdings Ltd.	1,501,887	1,658
	Melco International Development Ltd.	818,274	1,623
	VTech Holdings Ltd.	169,850	1,554
*	MMG Ltd.	2,352,286	1,520
*	United Energy Group Ltd.	7,690,000	1,516
	Pacific Basin Shipping Ltd.	4,247,236	1,488
*	Sun Art Retail Group Ltd.	1,575,500	1,450
	IGG Inc.	856,628	1,444
	Uni-President China Holdings Ltd.	1,153,038	1,401
*	Vobile Group Ltd.	318,000	1,387
*,1,2	Razer Inc.	3,819,000	1,360
	L'Occitane International SA	467,123	1,342
	Dairy Farm International Holdings Ltd.	304,601	1,327
29

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	MGM China Holdings Ltd.	784,136	1,290
	Fortune REIT	1,250,833	1,261
	HKBN Ltd.	835,657	1,222
	Lee & Man Paper Manufacturing Ltd.	1,403,000	1,220
	Champion REIT	2,091,900	1,215
	Swire Pacific Ltd. Class B	943,186	1,193
*	Shangri-La Asia Ltd.	1,194,928	1,138
	Luk Fook Holdings International Ltd.	398,406	996
	Johnson Electric Holdings Ltd.	371,519	987
	Nexteer Automotive Group Ltd.	817,211	916
*,1	Huabao International Holdings Ltd.	856,071	906
	Vinda International Holdings Ltd.	248,000	882
	First Pacific Co. Ltd.	2,489,939	853
*	Cathay Pacific Airways Ltd.	961,504	845
	Haitong International Securities Group Ltd.	2,473,891	777
*,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	475,000	740
	Great Eagle Holdings Ltd.	204,000	718
	Value Partners Group Ltd.	978,665	693
*	Hong Kong Television Network Ltd.	502,142	692
	Sunlight REIT	1,258,089	692
	Cafe de Coral Holdings Ltd.	298,447	648
	VSTECS Holdings Ltd.	584,000	577
	K Wah International Holdings Ltd.	1,149,843	572
*	Towngas China Co. Ltd.	1,158,140	570
	SUNeVision Holdings Ltd.	543,000	560
*	Shui On Land Ltd.	3,315,066	545
[2]	Asiainfo Technologies Ltd.	336,800	541
*	Shun Tak Holdings Ltd.	1,653,370	529
*	Glory Sun Financial Group Ltd.	15,200,000	507
*	Texhong Textile Group Ltd.	318,500	482
	Stella International Holdings Ltd.	389,000	479
	CITIC Telecom International Holdings Ltd.	1,300,470	470
*	Pou Sheng International Holdings Ltd.	1,851,253	450
	Dah Sing Financial Holdings Ltd.	138,260	447
	Guotai Junan International Holdings Ltd.	2,336,336	422
*	China Travel International Investment Hong Kong Ltd.	2,352,268	408
*,3	Asia Cement China Holdings Corp.	384,000	394
*,1	FIH Mobile Ltd.	2,736,581	386
*,2	Frontage Holdings Corp.	558,000	379
	Chow Sang Sang Holdings International Ltd.	220,922	376
	Prosperity REIT	1,120,661	373
	United Laboratories International Holdings Ltd.	451,873	370
	Dah Sing Banking Group Ltd.	334,756	367
*	Lifestyle International Holdings Ltd.	416,907	338
	Far East Consortium International Ltd.	930,493	329
	Canvest Environmental Protection Group Co. Ltd.	633,675	328
	Sun Hung Kai & Co. Ltd.	614,182	316
	Road King Infrastructure Ltd.	233,814	311
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	213,000	308
*	Television Broadcasts Ltd.	278,247	304
*,1,2	FIT Hon Teng Ltd.	976,000	299
	Pacific Textiles Holdings Ltd.	411,697	263
*,1	Apollo Future Mobility Group Ltd.	4,416,000	261
[2]	Crystal International Group Ltd.	488,000	257
	C-Mer Eye Care Holdings Ltd.	338,000	257
*	Cosmopolitan International Holdings Ltd.	1,748,000	250
*,2	IMAX China Holding Inc.	102,275	241
*,1	Sa Sa International Holdings Ltd.	1,012,953	240
*	Esprit Holdings Ltd. (XHKG)	2,371,795	235
*,3	Convoy Global Holdings Ltd.	10,860,141	233
*	Truly International Holdings Ltd.	1,389,603	228
30

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,160,301	225
	Dynam Japan Holdings Co. Ltd.	251,344	223
	Chinese Estates Holdings Ltd.	447,000	221
	CMBC Capital Holdings Ltd.	15,380,000	209
	SmarTone Telecommunications Holdings Ltd.	350,235	207
	Giordano International Ltd.	1,014,590	203
[2]	VPower Group International Holdings Ltd.	832,000	192
*,1	GCL New Energy Holdings Ltd.	5,581,422	163
*,1	Digital Domain Holdings Ltd.	17,678,031	159
	Lee's Pharmaceutical Holdings Ltd.	236,812	146
*	Suncity Group Holdings Ltd.	1,980,000	142
	Texwinca Holdings Ltd.	585,037	134
*	China LNG Group Ltd.	1,674,344	97
*	Singamas Container Holdings Ltd.	1,139,323	92
*	CITIC Resources Holdings Ltd.	1,502,000	75
*,3	Brightoil	2,476,222	64
*	NewOcean Energy Holdings Ltd.	817,858	59
*	Macau Legend Development Ltd.	399,000	58
*,3	MH Development Ltd.	366,000	55
*	Emperor Capital Group Ltd.	2,561,145	44
*,3	Agritrade Resources Ltd.	2,330,000	25
*	China Baoli Technologies Holdings Ltd.	2,507,500	15
			670,379
Japan (55.8%)
	Toyota Motor Corp.	2,477,825	185,401
	SoftBank Group Corp.	1,404,370	126,549
	Sony Group Corp.	1,243,839	124,358
	Keyence Corp.	182,066	87,401
	Tokyo Electron Ltd.	149,384	67,848
	Shin-Etsu Chemical Co. Ltd.	401,850	67,833
	Mitsubishi UFJ Financial Group Inc.	12,584,072	66,948
	Nintendo Co. Ltd.	107,195	61,493
	Recruit Holdings Co. Ltd.	1,363,266	61,466
	Nidec Corp.	466,266	53,839
	Daikin Industries Ltd.	266,573	53,772
	KDDI Corp.	1,715,766	51,867
	Honda Motor Co. Ltd.	1,724,786	51,433
	Takeda Pharmaceutical Co. Ltd.	1,533,824	51,230
	Daiichi Sankyo Co. Ltd.	1,917,747	48,980
	Hitachi Ltd.	930,628	46,064
	Sumitomo Mitsui Financial Group Inc.	1,308,288	45,958
	Murata Manufacturing Co. Ltd.	573,479	45,596
	FANUC Corp.	193,168	44,483
	Fast Retailing Co. Ltd.	51,880	42,564
	ITOCHU Corp.	1,363,192	42,557
	Hoya Corp.	364,646	41,448
	Mizuho Financial Group Inc.	2,561,537	36,052
	Softbank Corp.	2,781,367	35,853
	Mitsui & Co. Ltd.	1,641,557	34,643
	SMC Corp.	58,229	33,836
	Seven & i Holdings Co. Ltd.	773,749	33,407
	Mitsubishi Corp.	1,206,121	33,350
	Tokio Marine Holdings Inc.	652,824	31,307
	Nippon Telegraph & Telephone Corp.	1,226,986	30,936
	Mitsubishi Electric Corp.	1,984,214	30,573
	Kao Corp.	471,925	30,342
	Fujitsu Ltd.	190,382	30,244
	Denso Corp.	457,403	29,572
*	M3 Inc.	424,188	29,303
	Shiseido Co. Ltd.	390,438	28,413
	Astellas Pharma Inc.	1,873,701	28,201
31

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Komatsu Ltd.	919,937	27,050
	Oriental Land Co. Ltd.	188,490	26,721
	Central Japan Railway Co.	181,552	26,600
	Kubota Corp.	1,106,005	26,020
	Panasonic Corp.	2,143,935	25,174
	East Japan Railway Co.	365,145	25,008
	Terumo Corp.	658,632	24,904
	Chugai Pharmaceutical Co. Ltd.	653,538	24,530
	Canon Inc.	1,001,711	23,821
	Bridgestone Corp.	579,928	23,242
	FUJIFILM Holdings Corp.	356,087	23,066
	Japan Tobacco Inc.	1,190,569	22,333
	Olympus Corp.	1,061,720	21,852
	Mitsui Fudosan Co. Ltd.	931,260	20,245
	ORIX Corp.	1,227,511	19,817
	Dai-ichi Life Holdings Inc.	1,068,495	19,294
	Aeon Co. Ltd.	706,438	19,278
	Daiwa House Industry Co. Ltd.	645,470	19,140
	Sysmex Corp.	190,211	18,999
	Mitsubishi Estate Co. Ltd.	1,145,659	18,856
	Kyocera Corp.	309,692	18,802
	Advantest Corp.	197,249	18,647
	Toshiba Corp.	444,558	18,374
	Shimano Inc.	78,733	18,003
	Asahi Group Holdings Ltd.	421,054	17,606
	Eisai Co. Ltd.	266,134	17,358
	Suzuki Motor Corp.	454,947	17,264
	Nomura Holdings Inc.	3,033,814	16,307
	TDK Corp.	120,127	16,291
	Otsuka Holdings Co. Ltd.	423,721	16,239
	Secom Co. Ltd.	194,697	16,225
	Sumitomo Corp.	1,127,801	15,326
	NEC Corp.	263,459	15,316
	Unicharm Corp.	390,634	15,184
	Shionogi & Co. Ltd.	278,107	14,662
	Bandai Namco Holdings Inc.	196,443	14,415
	Kirin Holdings Co. Ltd.	766,101	14,387
	Nippon Steel Corp.	822,716	14,377
	Omron Corp.	187,889	14,228
	Nexon Co. Ltd.	411,014	13,595
	MS&AD Insurance Group Holdings Inc.	474,568	13,464
	Lasertec Corp.	76,446	13,461
	Nitori Holdings Co. Ltd.	75,137	13,457
	Sumitomo Realty & Development Co. Ltd.	398,120	13,290
	Marubeni Corp.	1,581,743	13,175
	Asahi Kasei Corp.	1,247,416	13,141
	ENEOS Holdings Inc.	3,030,559	13,034
	Obic Co. Ltd.	67,588	13,026
	Toyota Industries Corp.	160,672	12,900
	Japan Exchange Group Inc.	540,684	12,681
	Sumitomo Mitsui Trust Holdings Inc.	365,436	12,455
	Sompo Holdings Inc.	331,620	12,325
	Nitto Denko Corp.	148,347	12,276
	Z Holdings Corp.	2,620,688	12,087
	Yaskawa Electric Corp.	258,720	11,926
	Sekisui House Ltd.	576,925	11,684
	Subaru Corp.	613,648	11,410
	Nippon Paint Holdings Co. Ltd.	795,195	11,358
	Kikkoman Corp.	184,399	11,332
	Sumitomo Electric Industries Ltd.	757,103	11,266
*	Japan Post Holdings Co. Ltd.	1,327,120	11,152
32

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Pan Pacific International Holdings Corp.	512,708	11,052
	Makita Corp.	245,415	11,052
	Ono Pharmaceutical Co. Ltd.	432,701	10,899
	MINEBEA MITSUMI Inc.	412,899	10,355
*	Rakuten Group Inc.	798,465	10,150
	West Japan Railway Co.	181,980	10,061
	Sumitomo Metal Mining Co. Ltd.	236,663	10,020
	NTT Data Corp.	637,757	9,930
	Ajinomoto Co. Inc.	493,634	9,872
*	Nissan Motor Co. Ltd.	1,943,230	9,755
	Resona Holdings Inc.	2,356,814	9,702
	SG Holdings Co. Ltd.	427,200	9,701
	Daifuku Co. Ltd.	97,364	9,624
	Mitsubishi Chemical Holdings Corp.	1,283,946	9,558
	Shimadzu Corp.	272,040	9,533
	Toray Industries Inc.	1,530,178	9,515
	Yamato Holdings Co. Ltd.	336,700	9,496
	Toyota Tsusho Corp.	224,007	9,492
	Disco Corp.	28,071	9,065
	Tokyo Gas Co. Ltd.	424,734	8,620
	Mitsubishi Heavy Industries Ltd.	288,439	8,586
	AGC Inc.	186,424	8,501
	Yamaha Corp.	155,661	8,495
	Chubu Electric Power Co. Inc.	698,002	8,459
*	Renesas Electronics Corp.	723,669	8,429
	MEIJI Holdings Co. Ltd.	135,099	8,383
	Odakyu Electric Railway Co. Ltd.	309,256	8,376
	Rohm Co. Ltd.	82,319	8,126
	Daiwa Securities Group Inc.	1,512,276	8,070
	Nomura Research Institute Ltd.	262,139	8,045
	CyberAgent Inc.	389,212	7,988
	MISUMI Group Inc.	280,911	7,934
	Sumitomo Chemical Co. Ltd.	1,525,530	7,787
	Osaka Gas Co. Ltd.	396,065	7,666
	Kyowa Kirin Co. Ltd.	250,602	7,628
	TOTO Ltd.	145,766	7,578
	Keio Corp.	115,225	7,501
	Taisei Corp.	199,790	7,382
	Hamamatsu Photonics KK	126,939	7,358
	Ricoh Co. Ltd.	685,904	7,330
	Kansai Electric Power Co. Inc.	729,916	7,250
	Nippon Building Fund Inc.	1,089	7,147
	Koito Manufacturing Co. Ltd.	114,521	7,144
	Yamaha Motor Co. Ltd.	282,044	7,047
	Lixil Corp.	259,002	7,016
	Nissan Chemical Corp.	136,042	6,994
	Daito Trust Construction Co. Ltd.	65,422	6,957
	Hankyu Hanshin Holdings Inc.	218,835	6,902
	Nihon M&A Center Inc.	261,024	6,819
	Dentsu Group Inc.	220,173	6,795
	JFE Holdings Inc.	516,604	6,793
	Aisin Corp.	175,052	6,738
	SBI Holdings Inc.	237,872	6,723
	T&D Holdings Inc.	534,655	6,561
	Yakult Honsha Co. Ltd.	133,530	6,500
*	Kintetsu Group Holdings Co. Ltd.	180,654	6,481
	Nippon Yusen KK	164,159	6,452
	Tokyu Corp.	493,301	6,344
	Kajima Corp.	450,942	6,238
	Obayashi Corp.	681,529	6,236
	Inpex Corp.	916,432	6,236
33

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Japan Real Estate Investment Corp.	1,002	6,211
	TIS Inc.	242,175	6,008
	Capcom Co. Ltd.	183,736	5,961
	MonotaRO Co. Ltd.	234,316	5,950
	SUMCO Corp.	228,952	5,921
	Sekisui Chemical Co. Ltd.	336,560	5,868
	Taiyo Yuden Co. Ltd.	125,681	5,769
	Idemitsu Kosan Co. Ltd.	238,722	5,709
	Fuji Electric Co. Ltd.	125,100	5,696
	Konami Holdings Corp.	95,206	5,679
	JSR Corp.	183,868	5,668
	Oji Holdings Corp.	893,409	5,635
	Mitsui Chemicals Inc.	178,388	5,616
	Dai Nippon Printing Co. Ltd.	279,280	5,534
*	Trend Micro Inc.	116,222	5,532
	Kobayashi Pharmaceutical Co. Ltd.	61,914	5,530
	Hirose Electric Co. Ltd.	34,211	5,453
	Nippon Express Co. Ltd.	70,151	5,369
	Nippon Prologis REIT Inc.	1,666	5,339
	Nabtesco Corp.	117,121	5,270
	Tobu Railway Co. Ltd.	204,499	5,266
	Azbil Corp.	130,296	5,261
	Isuzu Motors Ltd.	517,254	5,252
	Miura Co. Ltd.	99,843	5,238
	Otsuka Corp.	103,974	5,230
	Nomura Real Estate Master Fund Inc.	3,294	5,205
*	GLP J-REIT	3,072	5,153
	Ibiden Co. Ltd.	108,679	5,130
	Brother Industries Ltd.	241,757	5,126
	Asahi Intecc Co. Ltd.	190,352	5,124
	Kurita Water Industries Ltd.	110,264	5,092
	Japan Metropolitan Fund Investment	5,115	5,041
	Tosoh Corp.	284,073	5,035
	Toho Gas Co. Ltd.	89,782	5,004
	GMO Payment Gateway Inc.	39,192	4,983
	Kansai Paint Co. Ltd.	196,986	4,960
	Toppan Printing Co. Ltd.	287,872	4,916
	Ryohin Keikaku Co. Ltd.	232,800	4,903
	Nissin Foods Holdings Co. Ltd.	69,125	4,898
	NGK Insulators Ltd.	266,105	4,863
	Lion Corp.	255,821	4,800
	Seiko Epson Corp.	275,713	4,704
	Hoshizaki Corp.	52,756	4,687
*	Tokyo Electric Power Co. Holdings Inc.	1,572,607	4,663
	Santen Pharmaceutical Co. Ltd.	363,507	4,656
	Food & Life Cos. Ltd.	103,268	4,606
	Shimizu Corp.	556,548	4,560
	Toho Co. Ltd. (XTKS)	114,199	4,551
	Yokogawa Electric Corp.	248,964	4,519
	Mitsui OSK Lines Ltd.	112,165	4,509
*	Nagoya Railroad Co. Ltd.	196,150	4,505
*	Mazda Motor Corp.	579,032	4,496
	NH Foods Ltd.	100,560	4,491
	Showa Denko KK	146,559	4,438
	Hikari Tsushin Inc.	21,995	4,425
	Hulic Co. Ltd.	385,438	4,397
	Kose Corp.	29,166	4,391
	Square Enix Holdings Co. Ltd.	78,654	4,361
	Keisei Electric Railway Co. Ltd.	137,652	4,299
	Concordia Financial Group Ltd.	1,140,233	4,287
	Kyushu Electric Power Co. Inc.	465,878	4,270
34

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Nisshin Seifun Group Inc.	263,905	4,263
	Tsuruha Holdings Inc.	36,831	4,258
	Mitsubishi Gas Chemical Co. Inc.	184,090	4,253
	Tohoku Electric Power Co. Inc.	478,740	4,229
	Suntory Beverage & Food Ltd.	124,914	4,217
	NSK Ltd.	451,110	4,160
	Hakuhodo DY Holdings Inc.	245,143	4,149
	Ebara Corp.	96,430	4,120
	Stanley Electric Co. Ltd.	142,949	4,092
	Hisamitsu Pharmaceutical Co. Inc.	70,003	4,084
	Bank of Kyoto Ltd.	75,235	4,042
	Shizuoka Bank Ltd.	520,199	3,992
	Daiwa House REIT Investment Corp.	1,470	3,937
	Chiba Bank Ltd.	628,066	3,927
	Marui Group Co. Ltd.	208,458	3,918
	USS Co. Ltd.	215,657	3,913
	THK Co. Ltd.	114,699	3,913
*	Hitachi Metals Ltd.	200,186	3,881
	Mitsubishi HC Capital Inc. (XTKS)	674,329	3,875
	Tokyo Century Corp.	62,483	3,863
	Kuraray Co. Ltd.	352,667	3,834
	Casio Computer Co. Ltd.	216,360	3,831
*	PeptiDream Inc.	89,130	3,815
	Toyo Suisan Kaisha Ltd.	91,975	3,750
	Rinnai Corp.	37,236	3,739
	Pigeon Corp.	109,195	3,706
	Japan Post Bank Co. Ltd.	402,903	3,684
	Sojitz Corp.	1,220,965	3,647
*	ANA Holdings Inc.	158,801	3,646
	Keihan Holdings Co. Ltd.	99,543	3,635
	SCREEN Holdings Co. Ltd.	38,117	3,630
	Yamada Denki Co. Ltd.	727,973	3,624
	BayCurrent Consulting Inc.	13,247	3,612
	Haseko Corp.	268,791	3,606
	Iida Group Holdings Co. Ltd.	148,038	3,605
	Kyushu Railway Co.	160,270	3,598
	Japan Post Insurance Co. Ltd.	186,276	3,592
*	Kawasaki Heavy Industries Ltd.	148,255	3,558
	NOF Corp.	66,872	3,534
	COMSYS Holdings Corp.	112,991	3,508
	Denka Co. Ltd.	89,171	3,492
	Nippon Shinyaku Co. Ltd.	51,560	3,478
	Amada Co. Ltd.	319,969	3,471
	Kakaku.com Inc.	127,669	3,466
	Tokyu Fudosan Holdings Corp.	618,819	3,444
	Itochu Techno-Solutions Corp.	99,314	3,436
	Orix JREIT Inc.	1,919	3,385
	Chugoku Electric Power Co. Inc.	300,467	3,363
	ZOZO Inc.	99,768	3,356
	Koei Tecmo Holdings Co. Ltd.	74,843	3,337
	NGK Spark Plug Co. Ltd.	197,987	3,306
	Sumitomo Heavy Industries Ltd.	113,203	3,295
	Hitachi Construction Machinery Co. Ltd.	107,137	3,293
	Iwatani Corp.	52,211	3,272
	Tokai Carbon Co. Ltd.	200,986	3,271
	Keikyu Corp.	252,604	3,239
	United Urban Investment Corp.	2,157	3,220
	Sumitomo Forestry Co. Ltd.	138,486	3,198
	Tokyo Tatemono Co. Ltd.	214,839	3,181
	Persol Holdings Co. Ltd.	172,611	3,179
	Alfresa Holdings Corp.	177,300	3,178
35

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Welcia Holdings Co. Ltd.	101,764	3,175
*	Japan Airlines Co. Ltd.	147,341	3,156
	Open House Co. Ltd.	75,624	3,140
	Matsumotokiyoshi Holdings Co. Ltd.	77,834	3,130
	Teijin Ltd.	189,106	3,114
	Nikon Corp.	329,304	3,101
	Ito En Ltd.	55,934	3,097
	Sohgo Security Services Co. Ltd.	69,589	3,051
	Air Water Inc.	183,669	3,038
	Advance Residence Investment Corp.	944	3,006
*	Oracle Corp. Japan	32,017	3,002
	Taiheiyo Cement Corp.	118,336	2,971
	Sumitomo Dainippon Pharma Co. Ltd.	169,862	2,949
	Nifco Inc.	86,310	2,949
	Sega Sammy Holdings Inc.	204,267	2,932
*	Skylark Holdings Co. Ltd.	195,708	2,907
	Fukuoka Financial Group Inc.	166,726	2,844
	Nomura Real Estate Holdings Inc.	115,120	2,838
[1]	Anritsu Corp.	143,653	2,791
	NET One Systems Co. Ltd.	85,112	2,786
	Mitsubishi Materials Corp.	123,768	2,781
	Asics Corp.	173,905	2,763
	Sugi Holdings Co. Ltd.	35,931	2,760
	Kyowa Exeo Corp.	103,684	2,758
	Taiyo Nippon Sanso Corp.	145,832	2,743
	Suzuken Co. Ltd.	75,993	2,739
	Medipal Holdings Corp.	148,351	2,730
	Nichirei Corp.	107,701	2,724
	Electric Power Development Co. Ltd.	169,408	2,716
	Konica Minolta Inc.	469,341	2,662
	Sanwa Holdings Corp.	205,674	2,657
	Sharp Corp.	157,215	2,653
	Japan Prime Realty Investment Corp.	646	2,622
	Kewpie Corp.	109,374	2,589
	Taisho Pharmaceutical Holdings Co. Ltd.	43,910	2,589
	TechnoPro Holdings Inc.	34,941	2,570
	Rohto Pharmaceutical Co. Ltd.	99,747	2,559
	Aozora Bank Ltd.	118,721	2,556
	Industrial & Infrastructure Fund Investment Corp.	1,407	2,548
	JGC Holdings Corp.	222,314	2,541
	Horiba Ltd.	38,820	2,529
	Shinsei Bank Ltd.	172,564	2,517
*	IHI Corp.	124,565	2,516
	Isetan Mitsukoshi Holdings Ltd.	356,713	2,499
	Tokyo Ohka Kogyo Co. Ltd.	37,116	2,460
	J Front Retailing Co. Ltd.	256,738	2,451
	Nankai Electric Railway Co. Ltd.	110,790	2,447
	Zensho Holdings Co. Ltd.	97,470	2,445
	Cosmos Pharmaceutical Corp.	17,026	2,444
	Alps Alpine Co. Ltd.	200,920	2,434
	K's Holdings Corp	177,360	2,420
	Japan Airport Terminal Co. Ltd.	53,783	2,415
	Zeon Corp.	151,414	2,414
*	Sekisui House REIT Inc.	2,900	2,413
	House Foods Group Inc.	76,354	2,374
*	Kawasaki Kisen Kaisha Ltd.	85,114	2,373
	SCSK Corp.	40,705	2,362
	GS Yuasa Corp.	87,238	2,361
	Kagome Co. Ltd.	82,234	2,360
	Shimamura Co. Ltd.	23,751	2,350
	Ube Industries Ltd.	116,000	2,346
36

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Takara Holdings Inc.	180,979	2,337
	Kaneka Corp.	59,730	2,326
	Sundrug Co. Ltd.	68,193	2,324
	Fancl Corp.	71,068	2,321
	Nihon Kohden Corp.	76,351	2,309
	Penta-Ocean Construction Co. Ltd.	296,075	2,308
	Hino Motors Ltd.	274,856	2,307
	Tsumura & Co.	69,265	2,307
	Activia Properties Inc.	499	2,301
	Sumitomo Rubber Industries Ltd.	185,645	2,300
	Coca-Cola Bottlers Japan Holdings Inc.	143,199	2,291
*	Seibu Holdings Inc.	210,404	2,263
	Kobe Steel Ltd.	309,706	2,230
	Mitsui Mining & Smelting Co. Ltd.	65,445	2,228
	Relo Group Inc.	106,016	2,179
	Ship Healthcare Holdings Inc.	82,910	2,173
*	Jafco Co. Ltd.	30,155	2,171
	Kinden Corp.	127,521	2,171
	Morinaga Milk Industry Co. Ltd.	39,713	2,171
	DIC Corp.	84,419	2,158
	Jeol Ltd.	38,324	2,155
	Zenkoku Hosho Co. Ltd.	47,865	2,148
	Nippon Electric Glass Co. Ltd.	84,764	2,145
	Ulvac Inc.	46,875	2,142
	Park24 Co. Ltd.	110,612	2,137
	JTEKT Corp.	235,510	2,124
	Nihon Unisys Ltd.	66,899	2,119
	Fuji Corp.	79,536	2,117
	Mebuki Financial Group Inc.	968,270	2,113
	Lawson Inc.	46,871	2,106
*	LaSalle Logiport REIT	1,296	2,103
	Daicel Corp.	270,779	2,092
	Nishi-Nippon Railroad Co. Ltd.	79,647	2,058
	Goldwin Inc.	34,432	2,057
	Sankyu Inc.	47,768	2,039
	Mitsubishi Logistics Corp.	68,200	2,028
	Kamigumi Co. Ltd.	103,985	2,026
	Pola Orbis Holdings Inc.	77,652	2,011
	Shinko Electric Industries Co. Ltd.	62,293	2,009
*,1	Kenedix Office Investment Corp.	271	1,996
	Mabuchi Motor Co. Ltd.	49,761	1,993
	Yamazaki Baking Co. Ltd.	125,741	1,993
	Infomart Corp.	211,032	1,990
	Nippon Accommodations Fund Inc.	335	1,987
	Aica Kogyo Co. Ltd.	55,655	1,975
	Yokohama Rubber Co. Ltd.	106,212	1,975
	DeNA Co. Ltd.	96,535	1,975
	OKUMA Corp.	36,340	1,962
	Amano Corp.	72,080	1,958
	Seino Holdings Co. Ltd.	141,010	1,939
	Justsystems Corp.	33,342	1,929
*	Mitsui Fudosan Logistics Park Inc.	371	1,920
	Toyo Tire Corp.	103,830	1,900
	Calbee Inc.	79,050	1,896
	Japan Hotel REIT Investment Corp.	3,310	1,895
	Aeon Mall Co. Ltd.	119,301	1,894
	Ezaki Glico Co. Ltd.	50,558	1,892
	Toyoda Gosei Co. Ltd.	77,059	1,889
	ADEKA Corp.	96,838	1,885
	Credit Saison Co. Ltd.	162,525	1,874
	Japan Logistics Fund Inc.	650	1,859
37

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Nippon Gas Co. Ltd.	105,051	1,848
	Dowa Holdings Co. Ltd.	44,129	1,844
	SHO-BOND Holdings Co. Ltd.	44,086	1,840
	Miraca Holdings Inc.	55,442	1,814
	Fujitec Co. Ltd.	79,940	1,808
	Sawai Group Holdings Co. Ltd.	37,448	1,802
	GMO internet Inc.	60,512	1,798
	Toyo Seikan Group Holdings Ltd.	152,031	1,782
	FP Corp.	45,386	1,762
	DMG Mori Co. Ltd.	108,924	1,761
	Rengo Co. Ltd.	210,826	1,750
	Toda Corp.	245,120	1,750
	Tokyo Seimitsu Co. Ltd.	37,021	1,750
*	Mitsubishi Motors Corp.	643,491	1,743
	Nagase & Co. Ltd.	115,685	1,743
	Furukawa Electric Co. Ltd.	64,573	1,713
	Sotetsu Holdings Inc.	81,838	1,665
	Benesse Holdings Inc.	74,918	1,654
	Mori Hills REIT Investment Corp.	1,138	1,651
	Kyudenko Corp.	47,218	1,646
	Maruichi Steel Tube Ltd.	65,727	1,645
	Tokuyama Corp.	72,782	1,645
	PALTAC Corp.	31,552	1,644
	Takashimaya Co. Ltd.	148,057	1,637
	Hirogin Holdings Inc.	296,026	1,636
	Ushio Inc.	122,537	1,623
	Seven Bank Ltd.	753,472	1,623
	Hachijuni Bank Ltd.	473,606	1,619
	Daido Steel Co. Ltd.	33,945	1,611
	Japan Steel Works Ltd.	66,281	1,610
	Bic Camera Inc.	155,693	1,607
	Nippon Shokubai Co. Ltd.	30,552	1,606
	AEON REIT Investment Corp.	1,167	1,605
	Hulic REIT Inc.	1,003	1,601
	Nippon Kayaku Co. Ltd.	172,118	1,592
	Takuma Co. Ltd.	76,952	1,580
	Kadokawa Corp.	39,644	1,580
	Nichias Corp.	60,339	1,576
	Iyo Bank Ltd.	285,625	1,575
	Daiseki Co. Ltd.	41,720	1,572
	Outsourcing Inc.	101,930	1,566
	Mani Inc.	66,215	1,561
	Kyushu Financial Group Inc.	400,791	1,561
*	NTT UD REIT Investment Corp.	1,053	1,561
	Katitas Co. Ltd.	51,900	1,555
	Benefit One Inc.	61,980	1,555
	Acom Co. Ltd.	361,626	1,554
	Asahi Holdings Inc.	76,916	1,554
	Fujitsu General Ltd.	58,240	1,544
*	SHIFT Inc.	10,600	1,543
	TS Tech Co. Ltd.	108,922	1,519
	Kenedix Residential Next Investment Corp.	736	1,518
	JCR Pharmaceuticals Co. Ltd.	55,632	1,517
	Izumi Co. Ltd.	38,115	1,517
	Comforia Residential REIT Inc.	473	1,516
	Systena Corp.	73,580	1,511
	Hazama Ando Corp.	197,859	1,510
	Ain Holdings Inc.	27,107	1,505
	Frontier Real Estate Investment Corp.	344	1,503
	Nipro Corp.	124,048	1,493
	Cosmo Energy Holdings Co. Ltd.	69,701	1,493
38

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Daiwa Securities Living Investments Corp.	1,453	1,491
	Mirait Holdings Corp.	91,938	1,487
	Nishimatsu Construction Co. Ltd.	55,741	1,484
	Daiwa Office Investment Corp.	205	1,481
	As One Corp.	11,842	1,479
	Menicon Co. Ltd.	24,292	1,478
	Morinaga & Co. Ltd.	44,210	1,473
	Topcon Corp.	106,814	1,457
*	SMS Co. Ltd.	53,368	1,456
	NOK Corp.	112,929	1,455
	Gunma Bank Ltd.	443,172	1,450
	Toagosei Co. Ltd.	129,314	1,448
*	RENOVA Inc.	45,900	1,446
	Daiichikosho Co. Ltd.	38,607	1,440
	Chugoku Bank Ltd.	180,901	1,432
	Nippo Corp.	54,663	1,432
	Yamaguchi Financial Group Inc.	242,104	1,432
	Japan Excellent Inc.	1,022	1,429
*	Fujikura Ltd.	275,122	1,418
[1]	cocokara fine Inc.	20,715	1,405
	Toei Co. Ltd.	6,268	1,399
	Fuyo General Lease Co. Ltd.	20,811	1,387
	Daiwabo Holdings Co. Ltd.	87,980	1,376
	OSG Corp.	82,197	1,371
	Yaoko Co. Ltd.	21,501	1,371
	Kokuyo Co. Ltd.	88,307	1,367
	NIPPON REIT Investment Corp.	351	1,362
	Inaba Denki Sangyo Co. Ltd.	58,060	1,358
	Kaken Pharmaceutical Co. Ltd.	32,939	1,358
	Wacoal Holdings Corp.	59,967	1,354
	Invincible Investment Corp.	3,764	1,353
	Sapporo Holdings Ltd.	67,408	1,345
	Monex Group Inc.	172,618	1,334
	Nippon Suisan Kaisha Ltd.	284,275	1,332
	Japan Elevator Service Holdings Co. Ltd.	66,400	1,332
	Daio Paper Corp.	80,966	1,328
	Takara Bio Inc.	51,786	1,323
	Digital Garage Inc.	32,048	1,319
	CKD Corp.	62,445	1,316
	AEON Financial Service Co. Ltd.	115,131	1,311
*	Yoshinoya Holdings Co. Ltd.	70,702	1,310
	Meitec Corp.	23,481	1,308
	ABC-Mart Inc.	24,166	1,295
	Sankyo Co. Ltd.	49,978	1,292
*	Invesco Office J-REIT Inc.	6,958	1,284
	Fuji Oil Holdings Inc.	49,090	1,265
	Pilot Corp.	39,584	1,265
	NEC Networks & System Integration Corp.	72,485	1,247
	Sumitomo Bakelite Co. Ltd.	30,750	1,245
	NHK Spring Co. Ltd.	168,041	1,241
	Tadano Ltd.	121,366	1,234
	Toyota Boshoku Corp.	65,926	1,230
	Glory Ltd.	56,743	1,218
	NSD Co. Ltd.	74,352	1,211
	Nippon Paper Industries Co. Ltd.	98,209	1,208
	Canon Marketing Japan Inc.	49,989	1,207
	Hitachi Zosen Corp.	158,834	1,201
	Kanematsu Corp.	91,114	1,201
	Maeda Corp.	140,477	1,200
	Hanwa Co. Ltd.	39,929	1,186
	Internet Initiative Japan Inc.	53,246	1,186
39

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Shikoku Electric Power Co. Inc.	161,225	1,184
	Lintec Corp.	54,067	1,176
	Kureha Corp.	17,226	1,165
	Kenedix Retail REIT Corp.	454	1,163
	Nikkon Holdings Co. Ltd.	55,353	1,161
	Nisshinbo Holdings Inc.	151,911	1,161
	Trusco Nakayama Corp.	44,718	1,156
	Kobe Bussan Co. Ltd.	42,900	1,146
	Duskin Co. Ltd.	48,095	1,142
	Mixi Inc.	44,442	1,138
	Tokyu REIT Inc.	670	1,136
	Milbon Co. Ltd.	21,214	1,130
	Yamato Kogyo Co. Ltd.	37,554	1,130
	Mizuho Leasing Co. Ltd.	37,766	1,130
	Hokuhoku Financial Group Inc.	133,205	1,122
*	NTN Corp.	394,317	1,120
	TOKAI Holdings Corp.	136,175	1,114
	IR Japan Holdings Ltd.	8,500	1,113
	Fukuyama Transporting Co. Ltd.	28,945	1,111
*	Raksul Inc.	23,900	1,111
	Toyobo Co. Ltd.	91,392	1,106
	Nippon Light Metal Holdings Co. Ltd.	56,534	1,101
	Heiwa Real Estate REIT Inc.	729	1,098
	Kotobuki Spirits Co. Ltd.	18,213	1,093
	Resorttrust Inc.	68,294	1,088
	Sakata Seed Corp.	30,650	1,081
*	Shochiku Co. Ltd.	9,556	1,073
	Hokuriku Electric Power Co.	176,442	1,072
	Sumitomo Osaka Cement Co. Ltd.	33,526	1,065
	Heiwa Real Estate Co. Ltd.	31,235	1,064
	Okumura Corp.	42,385	1,061
	Kusuri no Aoki Holdings Co. Ltd.	15,126	1,061
	Hitachi Transport System Ltd.	33,999	1,056
	Mori Trust Sogo REIT Inc.	732	1,055
	Shiga Bank Ltd.	53,264	1,053
	Senko Group Holdings Co. Ltd.	112,310	1,034
	Nishi-Nippon Financial Holdings Inc.	160,942	1,034
	Fuji Kyuko Co. Ltd.	21,393	1,024
	Colowide Co. Ltd.	60,637	1,020
	Takasago Thermal Engineering Co. Ltd.	67,698	1,020
	Fuji Seal International Inc.	45,903	1,019
	DCM Holdings Co. Ltd.	101,562	1,013
	Daishi Hokuetsu Financial Group Inc.	46,948	1,010
*,1	Hoshino Resorts REIT Inc.	171	1,004
	Wacom Co. Ltd.	156,331	1,002
*	Sanrio Co. Ltd.	61,476	995
	Fukuoka REIT Corp.	607	995
	Okamura Corp.	79,823	992
	EDION Corp.	92,957	989
	Nihon Parkerizing Co. Ltd.	102,151	989
	Japan Lifeline Co. Ltd.	70,108	988
	Ariake Japan Co. Ltd.	17,017	985
	Toho Holdings Co. Ltd.	57,960	981
	Maruha Nichiro Corp.	42,832	981
	Itoham Yonekyu Holdings Inc.	149,636	963
	Citizen Watch Co. Ltd.	285,881	962
	Valor Holdings Co. Ltd.	44,925	960
	Heiwa Corp.	56,556	959
*	Sanken Electric Co. Ltd.	20,396	953
*	Mitsubishi Estate Logistics REIT Investment Corp.	230	951
	Megmilk Snow Brand Co. Ltd.	47,106	945
40

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	77 Bank Ltd.	75,070	943
	Global One Real Estate Investment Corp.	811	938
	Fuji Soft Inc.	18,703	937
	KH Neochem Co. Ltd.	38,937	926
	Nitto Boseki Co. Ltd.	26,069	919
	Toshiba TEC Corp.	22,887	915
	Tomy Co. Ltd.	106,386	914
	JINS Holdings Inc.	13,030	914
	Kumagai Gumi Co. Ltd.	32,737	912
	en-japan Inc.	29,800	904
	NS Solutions Corp.	29,848	903
	Sangetsu Corp.	63,405	894
	Central Glass Co. Ltd.	43,316	893
	Joyful Honda Co. Ltd.	72,514	893
	Tokai Rika Co. Ltd.	55,070	892
	Kiyo Bank Ltd.	67,700	890
	Iriso Electronics Co. Ltd.	18,607	883
	Tsubakimoto Chain Co.	32,844	881
	Kandenko Co. Ltd.	102,914	880
	Macnica Fuji Electronics Holdings Inc.	43,559	878
	Prima Meat Packers Ltd.	27,765	877
*	MedPeer Inc.	16,688	875
	Elecom Co. Ltd.	41,122	864
	Autobacs Seven Co. Ltd.	64,414	863
	DTS Corp.	36,712	863
	Arcs Co. Ltd.	40,041	862
	Nojima Corp.	34,350	857
	BeNext-Yumeshin Group Co.	65,474	855
	UT Group Co. Ltd.	25,400	845
	Oki Electric Industry Co. Ltd.	79,710	842
	Starts Corp. Inc.	34,360	842
	Takeuchi Manufacturing Co. Ltd.	31,141	839
	Hokuetsu Corp.	161,556	838
	Mochida Pharmaceutical Co. Ltd.	23,780	829
	Awa Bank Ltd.	41,023	828
	Mitsui High-Tec Inc.	21,288	827
	Seiren Co. Ltd.	47,682	826
	Dexerials Corp.	44,780	825
	Shoei Co. Ltd.	21,700	823
	Meidensha Corp.	38,515	817
	Nishimatsuya Chain Co. Ltd.	51,980	816
	Kintetsu World Express Inc.	33,635	812
*,1	Change Inc.	26,400	810
	Zojirushi Corp.	50,698	809
	TKC Corp.	25,464	801
	Rorze Corp.	8,856	799
	Information Services International-Dentsu Ltd.	21,592	796
	OBIC Business Consultants Co. Ltd.	13,432	788
	San-In Godo Bank Ltd.	170,798	784
	Fujimi Inc.	18,710	782
	Tokyo Steel Manufacturing Co. Ltd.	80,549	782
	Tri Chemical Laboratories Inc.	23,500	782
	Daihen Corp.	17,807	778
*	Okasan Securities Group Inc.	186,256	775
	Hokkaido Electric Power Co. Inc.	161,970	772
	Sumitomo Mitsui Construction Co. Ltd.	180,432	770
*	Oisix ra daichi Inc.	28,354	769
	Ogaki Kyoritsu Bank Ltd.	42,619	766
	Aiful Corp.	263,642	758
	Matsui Securities Co. Ltd.	96,523	758
*	Kumiai Chemical Industry Co. Ltd.	93,137	758
41

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Sanki Engineering Co. Ltd.	59,398	757
	Japan Aviation Electronics Industry Ltd.	42,291	755
	Toyo Ink SC Holdings Co. Ltd.	40,822	754
	ZERIA Pharmaceutical Co. Ltd.	42,105	753
	Mandom Corp.	40,027	750
	Maruwa Co. Ltd.	7,262	748
	Pharma Foods International Co. Ltd.	25,306	746
	Nippn Corp.	52,163	745
	Juroku Bank Ltd.	40,237	743
	Earth Corp.	13,439	741
	Nichiha Corp.	25,468	740
	Tokai Tokyo Financial Holdings Inc.	196,734	739
*	Descente Ltd.	42,488	738
	Kissei Pharmaceutical Co. Ltd.	36,252	737
	Nippon Soda Co. Ltd.	25,372	737
	Taiyo Holdings Co. Ltd.	15,220	737
	Mitsubishi Logisnext Co. Ltd.	61,761	735
	Paramount Bed Holdings Co. Ltd.	37,022	735
	Tokyotokeiba Co. Ltd.	13,530	733
	Musashi Seimitsu Industry Co. Ltd.	41,204	721
	Orient Corp.	526,345	719
	Digital Arts Inc.	8,856	718
	Makino Milling Machine Co. Ltd.	18,913	712
	JCU Corp.	19,898	700
	Kyoritsu Maintenance Co. Ltd.	21,988	699
	SOSiLA Logistics REIT Inc.	535	698
	Sumitomo Warehouse Co. Ltd.	53,836	697
	KYORIN Holdings Inc.	39,787	697
	ASKUL Corp.	19,005	695
*	Nippon Sheet Glass Co. Ltd.	104,982	693
	Taikisha Ltd.	25,467	687
	Atom Corp.	99,351	682
	Takara Standard Co. Ltd.	48,381	682
	Anicom Holdings Inc.	73,336	682
	Eiken Chemical Co. Ltd.	34,156	681
	Osaka Organic Chemical Industry Ltd.	18,200	681
	Heiwado Co. Ltd.	33,262	676
*	Transcosmos Inc.	23,677	676
*	Itochu Advance Logistics Investment Corp.	522	672
*,1	Chiyoda Corp.	144,208	671
*,1	HIS Co. Ltd.	32,548	670
*	Kanamoto Co. Ltd.	27,275	669
	Raito Kogyo Co. Ltd.	41,488	667
	Tsugami Corp.	41,762	667
	Nippon Densetsu Kogyo Co. Ltd.	41,038	666
	Maruwa Unyu Kikan Co. Ltd.	38,088	665
	North Pacific Bank Ltd.	256,693	664
	FCC Co. Ltd.	40,838	657
	Bank of Okinawa Ltd.	26,780	657
	Okinawa Electric Power Co. Inc.	49,344	656
	Morita Holdings Corp.	44,916	655
	BML Inc.	18,903	654
	Showa Sangyo Co. Ltd.	24,186	654
	Komeri Co. Ltd.	25,370	651
	Ichibanya Co. Ltd.	14,724	649
	Fuso Chemical Co. Ltd.	17,912	645
*	Ichigo Office REIT Investment Corp.	733	640
	Eizo Corp.	17,210	639
	Mitsubishi Pencil Co. Ltd.	48,092	639
	Kohnan Shoji Co. Ltd.	23,577	638
	San-A Co. Ltd.	16,516	634
42

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Nanto Bank Ltd.	37,921	634
	Nisshin Oillio Group Ltd.	22,490	633
	Tocalo Co. Ltd.	46,656	633
*	GungHo Online Entertainment Inc.	33,234	632
	Nextage Co. Ltd.	39,800	630
	Japan Material Co. Ltd.	54,036	628
[1]	Aruhi Corp.	38,721	625
	Nachi-Fujikoshi Corp.	16,313	623
[1]	Kura Sushi Inc.	17,710	621
	Tokyo Broadcasting System Holdings Inc.	31,537	616
	Topre Corp.	46,012	616
*	UACJ Corp.	26,569	616
	Aeon Hokkaido Corp.	62,300	616
	Ai Holdings Corp.	32,236	615
	H2O Retailing Corp.	78,000	611
[1]	MOS Food Services Inc.	22,186	608
	Life Corp.	18,610	607
	Noevir Holdings Co. Ltd.	13,727	605
	Create SD Holdings Co. Ltd.	19,899	603
	Round One Corp.	54,301	601
	Max Co. Ltd.	39,118	599
	Maeda Kosen Co. Ltd.	19,400	599
*	Create Restaurants Holdings Inc.	83,776	597
	Kato Sangyo Co. Ltd.	20,299	596
	Suruga Bank Ltd.	166,283	596
	Maeda Road Construction Co. Ltd.	30,929	595
	Token Corp.	6,666	595
	Hogy Medical Co. Ltd.	19,596	592
	Shibuya Corp.	19,404	589
	Toridoll Holdings Corp.	37,300	589
	Totetsu Kogyo Co. Ltd.	25,270	586
	Inabata & Co. Ltd.	38,798	585
	Japan Securities Finance Co. Ltd.	79,081	584
	Nikkiso Co. Ltd.	56,220	578
	Monogatari Corp.	8,542	578
	Hankyu Hanshin REIT Inc.	408	572
	Giken Ltd.	13,337	571
	Ichigo Inc.	181,243	566
	Sanyo Denki Co. Ltd.	7,859	566
	S-Pool Inc.	65,260	560
	Hyakugo Bank Ltd.	191,338	555
	Yodogawa Steel Works Ltd.	25,170	555
*	Starts Proceed Investment Corp.	266	553
	Kameda Seika Co. Ltd.	13,138	552
	Nippon Seiki Co. Ltd.	50,091	549
	Tsubaki Nakashima Co. Ltd.	36,602	546
*	Mirai Corp.	1,213	545
	Megachips Corp.	15,917	544
	Musashino Bank Ltd.	36,551	544
	San-Ai Oil Co. Ltd.	48,442	544
	Takara Leben Real Estate Investment Corp.	511	542
	Daiho Corp.	14,924	540
	Shima Seiki Manufacturing Ltd.	26,768	539
	KOMEDA Holdings Co. Ltd.	28,858	538
	V-Cube Inc.	20,628	538
	Strike Co. Ltd.	12,830	537
	Sato Holdings Corp.	21,793	535
	Yokogawa Bridge Holdings Corp.	28,359	535
	eGuarantee Inc.	27,800	535
	Gunze Ltd.	15,022	532
	Base Co. Ltd.	9,300	532
43

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Nichicon Corp.	54,114	531
	Japan Petroleum Exploration Co. Ltd.	28,637	531
	Solasto Corp.	40,700	530
	Mitsuuroko Group Holdings Co. Ltd.	40,200	526
	Fujimori Kogyo Co. Ltd.	13,930	525
	Nagaileben Co. Ltd.	22,383	525
	Yamazen Corp.	58,692	525
	MCJ Co. Ltd.	57,608	523
	Japan Wool Textile Co. Ltd.	58,100	519
	Fuji Media Holdings Inc.	42,384	516
*	M&A Capital Partners Co. Ltd.	11,144	515
	Hirata Corp.	7,815	514
	United Super Markets Holdings Inc.	50,735	513
*	euglena Co. Ltd.	61,508	513
	eRex Co. Ltd.	31,061	513
	Kitz Corp.	81,488	511
	Nomura Co. Ltd.	69,940	509
	Shibaura Machine Co. Ltd.	21,293	508
	S Foods Inc.	17,036	507
	Prestige International Inc.	76,106	506
	One REIT Inc.	179	502
	Chudenko Corp.	23,582	501
	Axial Retailing Inc.	12,534	501
	Ohsho Food Service Corp.	9,750	500
	CRE Logistics REIT Inc.	301	498
	SAMTY Co. Ltd.	26,900	493
	Dip Corp.	17,806	492
	Daibiru Corp.	41,887	490
	Saizeriya Co. Ltd.	22,281	489
	Aeon Delight Co. Ltd.	16,014	489
	Saibu Gas Holdings Co. Ltd.	20,892	488
	Towa Pharmaceutical Co. Ltd.	23,580	488
	Cybozu Inc.	21,288	485
	Hokkoku Bank Ltd.	21,684	483
	Funai Soken Holdings Inc.	27,156	482
	Organo Corp.	7,193	482
	Hosiden Corp.	50,734	481
	Shinmaywa Industries Ltd.	53,729	481
	Belluna Co. Ltd.	45,177	478
	Comture Corp.	19,700	477
*	Samty Residential Investment Corp.	442	477
	Okamoto Industries Inc.	12,831	476
*	KYB Corp.	17,627	471
	Sekisui Jushi Corp.	24,171	469
	Nippon Steel Trading Corp.	13,235	468
	SKY Perfect JSAT Holdings Inc.	111,330	468
	Star Asia Investment Corp.	912	467
	Retail Partners Co. Ltd.	42,200	465
	Jaccs Co. Ltd.	23,684	463
	Grace Technology Inc.	18,742	458
	Hyakujushi Bank Ltd.	32,678	456
	Infocom Corp.	17,815	456
	Sanyo Chemical Industries Ltd.	9,552	454
*	Optim Corp.	17,782	454
	Arata Corp.	11,149	453
	Bunka Shutter Co. Ltd.	51,648	452
	Pacific Industrial Co. Ltd.	41,992	452
	Raiznext Corp.	42,823	452
	Keihanshin Building Co. Ltd.	33,031	450
*	Micronics Japan Co. Ltd.	28,947	450
	Nissin Electric Co. Ltd.	40,790	450
44

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Optex Group Co. Ltd.	29,568	450
	Relia Inc.	37,706	449
	Noritsu Koki Co. Ltd.	19,005	449
*	Gree Inc.	85,839	449
	Yokowo Co. Ltd.	18,340	447
	Nippon Signal Co. Ltd.	52,521	446
	ValueCommerce Co. Ltd.	13,900	446
	Nippon Television Holdings Inc.	33,762	444
	Noritz Corp.	29,741	443
	Yellow Hat Ltd.	26,366	443
	Towa Corp.	22,438	442
[1]	Insource Co. Ltd.	19,700	442
	Yukiguni Maitake Co. Ltd.	25,000	442
	Star Micronics Co. Ltd.	29,243	441
	Bell System24 Holdings Inc.	29,248	441
	Shizuoka Gas Co. Ltd.	51,338	436
	Arcland Sakamoto Co. Ltd.	31,880	435
[1]	Hioki EE Corp.	8,859	434
	Belc Co. Ltd.	8,158	433
	Trancom Co. Ltd.	5,572	433
	Noritake Co. Ltd.	13,040	432
	Aida Engineering Ltd.	51,234	431
	Seiko Holdings Corp.	24,393	431
	Nitta Corp.	17,811	429
	LITALICO Inc.	9,900	425
	Nissha Co. Ltd.	36,128	424
	Nitto Kogyo Corp.	24,077	424
*,1	Shoei Foods Corp.	11,541	424
	Maxell Holdings Ltd.	35,902	423
	Kyokuto Kaihatsu Kogyo Co. Ltd.	27,862	422
	Chugoku Marine Paints Ltd.	46,736	421
	Ryosan Co. Ltd.	21,378	421
	Joshin Denki Co. Ltd.	16,614	420
	Adastria Co. Ltd.	24,672	419
	Nippon Ceramic Co. Ltd.	17,710	418
*	United Arrows Ltd.	23,678	416
	Osaka Soda Co. Ltd.	18,419	416
	Mitsui-Soko Holdings Co. Ltd.	20,500	414
	Siix Corp.	30,836	411
	Nichi-iko Pharmaceutical Co. Ltd.	48,705	408
	Nishio Rent All Co. Ltd.	14,733	407
	Ringer Hut Co. Ltd.	20,098	407
	Avex Inc.	29,555	404
	T Hasegawa Co. Ltd.	21,599	404
	Fujibo Holdings Inc.	9,949	403
	TechMatrix Corp.	21,000	403
	V Technology Co. Ltd.	7,958	402
[1]	Kisoji Co. Ltd.	19,100	401
	Yuasa Trading Co. Ltd.	14,726	401
*	Plenus Co. Ltd.	21,590	400
	Teikoku Sen-I Co. Ltd.	21,303	400
	Restar Holdings Corp.	22,627	400
	Keiyo Bank Ltd.	104,953	399
	Itochu Enex Co. Ltd.	41,788	399
	Bank of Nagoya Ltd.	16,018	398
*	Royal Holdings Co. Ltd.	22,879	398
*	HI-LEX Corp.	26,100	398
	Riken Keiki Co. Ltd.	15,620	397
	Curves Holdings Co. Ltd.	52,568	396
	Sinko Industries Ltd.	19,209	395
	Intage Holdings Inc.	31,650	387
45

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Chilled & Frozen Logistics Holdings Co. Ltd.	25,600	386
	Maruzen Showa Unyu Co. Ltd.	13,238	385
	Ricoh Leasing Co. Ltd.	12,137	385
	Hamakyorex Co. Ltd.	13,629	384
	Wakita & Co. Ltd.	39,899	384
	Kanematsu Electronics Ltd.	11,145	382
	Hiday Hidaka Corp.	24,749	379
	Idec Corp.	24,679	379
	METAWATER Co. Ltd.	19,496	379
	Nohmi Bosai Ltd.	20,000	378
	SBS Holdings Inc.	15,400	378
	Tsukishima Kikai Co. Ltd.	34,137	378
	Senshu Ikeda Holdings Inc.	244,764	378
	GLOBERIDE Inc.	9,500	375
	Nippon Carbon Co. Ltd.	8,951	375
	Argo Graphics Inc.	13,300	374
	RS Technologies Co. Ltd.	6,200	374
	Fukushima Galilei Co. Ltd.	10,148	373
	Toppan Forms Co. Ltd.	35,016	370
	Nippon Thompson Co. Ltd.	62,394	370
	Zenrin Co. Ltd.	35,095	370
	DyDo Group Holdings Inc.	7,959	369
	Exedy Corp.	25,663	368
	Iino Kaiun Kaisha Ltd.	72,895	364
	Daikokutenbussan Co. Ltd.	4,877	364
	Konishi Co. Ltd.	23,680	363
	Kaga Electronics Co. Ltd.	16,418	362
	Nippon Denko Co. Ltd.	107,376	362
	Nittetsu Mining Co. Ltd.	5,672	361
	Nippon Road Co. Ltd.	4,974	361
	Financial Products Group Co. Ltd.	54,318	361
	Aomori Bank Ltd.	17,210	360
	Nissan Shatai Co. Ltd.	55,910	360
	Sakata INX Corp.	38,706	360
	Oiles Corp.	25,171	359
	Sakai Moving Service Co. Ltd.	7,859	358
	TOMONY Holdings Inc.	132,808	358
	Fujicco Co. Ltd.	20,301	357
	TPR Co. Ltd.	24,872	357
	Toyo Construction Co. Ltd.	66,670	357
	Broadleaf Co. Ltd.	71,326	357
	Elan Corp.	30,000	357
	Koa Corp.	26,069	356
	Doutor Nichires Holdings Co. Ltd.	23,871	356
	Ryobi Ltd.	24,477	354
	Tokai Corp.	16,018	352
	Daikyonishikawa Corp.	50,945	352
[1]	Toa Corp.	15,618	351
	Doshisha Co. Ltd.	20,797	350
	Taihei Dengyo Kaisha Ltd.	14,230	346
	Mitsubishi Shokuhin Co. Ltd.	12,735	345
	Obara Group Inc.	10,145	344
	Zuken Inc.	12,535	344
	TV Asahi Holdings Corp.	18,600	341
	Fuji Co. Ltd.	18,016	341
	Modec Inc.	17,909	341
	Nippon Koei Co. Ltd.	12,635	341
	Daiichi Jitsugyo Co. Ltd.	8,757	338
	KFC Holdings Japan Ltd.	12,734	337
	Furukawa Co. Ltd.	29,647	336
	Kanto Denka Kogyo Co. Ltd.	42,587	336
46

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Shikoku Chemicals Corp.	29,844	335
	Mimasu Semiconductor Industry Co. Ltd.	13,034	334
	Seikagaku Corp.	36,422	334
	Hokuto Corp.	18,305	333
	DKS Co. Ltd.	10,000	333
*	Aichi Steel Corp.	10,847	332
	Fukui Bank Ltd.	21,296	332
	Komori Corp.	48,087	332
	Toho Bank Ltd.	169,750	331
	Tsurumi Manufacturing Co. Ltd.	20,904	331
	Mizuno Corp.	16,715	330
	Hosokawa Micron Corp.	5,771	329
	Sintokogio Ltd.	48,078	329
	Sinfonia Technology Co. Ltd.	24,678	327
	Medical Data Vision Co. Ltd.	18,726	327
	Nissei ASB Machine Co. Ltd.	7,063	326
	T-Gaia Corp.	19,004	326
	YAMABIKO Corp.	30,247	326
	Ichikoh Industries Ltd.	50,744	325
*	COLOPL Inc.	43,782	324
	EPS Holdings Inc.	30,149	323
	Inageya Co. Ltd.	22,165	323
	Uchida Yoko Co. Ltd.	7,559	323
	Chofu Seisakusho Co. Ltd.	17,311	322
	Takasago International Corp.	13,333	322
	Sanyo Special Steel Co. Ltd.	21,177	321
	Tamura Corp.	69,447	321
	YA-MAN Ltd.	23,370	319
	Daito Pharmaceutical Co. Ltd.	10,050	319
	Sodick Co. Ltd.	35,114	318
	Yokohama Reito Co. Ltd.	39,527	317
	Tokushu Tokai Paper Co. Ltd.	7,860	317
	Yondoshi Holdings Inc.	18,618	316
	JVCKenwood Corp.	145,475	316
	Tokyu Construction Co. Ltd.	60,880	315
*	Matsuya Co. Ltd.	36,619	314
	GMO GlobalSign Holdings KK	5,811	313
	Sanshin Electronics Co. Ltd.	17,083	311
	VT Holdings Co. Ltd.	80,194	309
	Marusan Securities Co. Ltd.	53,329	309
	Dai-Dan Co. Ltd.	12,369	309
	Enigmo Inc.	27,100	308
	Japan Pulp & Paper Co. Ltd.	9,249	307
	Pasona Group Inc.	17,220	307
	Alpen Co. Ltd.	14,328	306
	FULLCAST Holdings Co. Ltd.	17,396	303
	Shin-Etsu Polymer Co. Ltd.	31,932	303
	Enplas Corp.	7,851	301
*	Mitsui E&S Holdings Co. Ltd.	61,557	301
	ARTERIA Networks Corp.	21,200	301
*	Leopalace21 Corp.	217,176	300
	Nippon Kanzai Co. Ltd.	15,025	299
	Piolax Inc.	21,888	298
	Unipres Corp.	31,020	298
	Pressance Corp.	20,263	298
	Future Corp.	16,016	297
	Mitsuboshi Belting Ltd.	19,401	297
	Marudai Food Co. Ltd.	19,196	295
	Nippon Rietec Co. Ltd.	18,500	295
	Tokyo Electron Device Ltd.	5,672	294
	gremz Inc.	17,300	294
47

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Chubu Shiryo Co. Ltd.	23,379	292
	Tamron Co. Ltd.	13,427	291
	Starzen Co. Ltd.	14,332	291
	Ebase Co. Ltd.	33,400	291
	Sumitomo Seika Chemicals Co. Ltd.	8,159	290
	Tonami Holdings Co. Ltd.	5,969	290
	TOC Co. Ltd.	44,392	289
	PAL GROUP Holdings Co. Ltd.	20,302	287
	Meisei Industrial Co. Ltd.	40,984	287
	ESPEC Corp.	16,612	287
	IDOM Inc.	49,353	286
*	Kappa Create Co. Ltd.	21,493	285
	JP-Holdings Inc.	100,445	285
*	Aoyama Trading Co. Ltd.	37,582	284
	Tenma Corp.	13,434	282
	Bank of Iwate Ltd.	15,124	281
	SWCC Showa Holdings Co. Ltd.	19,399	281
	Miroku Jyoho Service Co. Ltd.	16,712	279
*	Media Do Co. Ltd.	5,330	279
	Miyazaki Bank Ltd.	13,771	278
	Toho Titanium Co. Ltd.	30,250	278
	Union Tool Co.	8,756	277
	Eagle Industry Co. Ltd.	25,976	276
	Kurabo Industries Ltd.	16,604	276
	J-Oil Mills Inc.	16,316	276
	Pacific Metals Co. Ltd.	13,833	275
	Torii Pharmaceutical Co. Ltd.	11,642	275
	Konoike Transport Co. Ltd.	26,159	275
	Key Coffee Inc.	14,522	274
[1]	Yamashin-Filter Corp.	35,599	274
	Sumitomo Densetsu Co. Ltd.	12,835	272
	Hibiya Engineering Ltd.	15,995	271
	Kyoei Steel Ltd.	19,402	271
*	Fujio Food Group Inc.	20,800	271
	Canon Electronics Inc.	16,916	270
	Alconix Corp.	19,620	270
	Computer Engineering & Consulting Ltd.	21,728	269
	Onward Holdings Co. Ltd.	97,959	269
	Qol Holdings Co. Ltd.	21,327	268
	Ishihara Sangyo Kaisha Ltd.	32,039	267
	Ehime Bank Ltd.	32,341	266
	I'll Inc.	16,700	266
	PC Depot Corp.	63,870	265
	Daiken Corp.	14,035	265
	Poletowin Pitcrew Holdings Inc.	25,600	265
	Anest Iwata Corp.	29,550	264
	Valqua Ltd.	13,931	264
	Hoosiers Holdings	43,400	262
	Ines Corp.	20,288	261
	Okabe Co. Ltd.	38,911	261
	Toho Zinc Co. Ltd.	12,538	261
*	Oriental Shiraishi Corp.	96,929	261
	Riso Kagaku Corp.	21,483	260
	Toyo Tanso Co. Ltd.	13,235	260
	Weathernews Inc.	5,274	257
	Okuwa Co. Ltd.	23,977	257
	Sanyo Electric Railway Co. Ltd.	15,123	257
	Yamagata Bank Ltd.	27,958	257
	Takara Leben Co. Ltd.	80,012	256
	Komatsu Matere Co. Ltd.	30,943	255
	Takamatsu Construction Group Co. Ltd.	13,429	253
48

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Pack Corp.	10,146	253
	Tokyo Kiraboshi Financial Group Inc.	23,265	253
	Bank of the Ryukyus Ltd.	39,342	252
	Futaba Industrial Co. Ltd.	53,129	252
*	Digital Holdings Inc.	14,700	252
[1]	Rock Field Co. Ltd.	17,912	252
	Tachi-S Co. Ltd.	24,271	252
	Kitanotatsujin Corp.	54,100	252
	Denyo Co. Ltd.	13,729	251
	Keiyo Co. Ltd.	38,414	251
	Arcland Service Holdings Co. Ltd.	12,536	251
[1]	Taiko Pharmaceutical Co. Ltd.	23,131	251
	Futaba Corp.	31,735	250
	San ju San Financial Group Inc.	21,073	250
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,019	249
	Bando Chemical Industries Ltd.	37,903	248
	Katakura Industries Co. Ltd.	19,501	248
	ASKA Pharmaceutical Holdings Co. Ltd.	19,704	248
	Macromill Inc.	31,887	247
	Daiwa Industries Ltd.	23,977	245
	Tachibana Eletech Co. Ltd.	17,100	245
	Geo Holdings Corp.	23,364	243
	DKK Co. Ltd.	10,546	242
	Cawachi Ltd.	11,246	242
	Oita Bank Ltd.	14,029	242
	Matsuda Sangyo Co. Ltd.	11,843	241
	Tosei Corp.	24,273	240
	CI Takiron Corp.	38,420	239
	Yurtec Corp.	33,551	239
	JM Holdings Co. Ltd.	12,600	238
	Mitsui DM Sugar Holdings Co. Ltd.	14,329	237
*	Nippon Chemi-Con Corp.	15,096	237
	Taki Chemical Co. Ltd.	4,300	237
	Genky DrugStores Co. Ltd.	7,800	237
	Shin Nippon Air Technologies Co. Ltd.	12,000	236
	Maxvalu Tokai Co. Ltd.	10,400	236
	Ryoyo Electro Corp.	9,506	235
	LEC Inc.	22,484	235
	EM Systems Co. Ltd.	31,500	235
	Press Kogyo Co. Ltd.	79,693	233
	Fukui Computer Holdings Inc.	5,969	232
	Kyokuyo Co. Ltd.	8,657	232
	Sakai Chemical Industry Co. Ltd.	13,428	232
	Sparx Group Co. Ltd.	88,900	232
	Stella Chemifa Corp.	8,459	231
	G-Tekt Corp.	18,104	231
	Tanseisha Co. Ltd.	30,449	231
*	Kamakura Shinsho Ltd.	18,400	231
	Itochu-Shokuhin Co. Ltd.	5,076	229
	Toenec Corp.	6,568	229
	Oyo Corp.	19,102	228
	Shinwa Co. Ltd.	12,349	227
	Matsuyafoods Holdings Co. Ltd.	7,163	226
	Gakken Holdings Co. Ltd.	17,812	225
	Japan Transcity Corp.	49,476	225
	Optorun Co. Ltd.	8,400	225
	Asahi Diamond Industrial Co. Ltd.	48,160	223
*	Kintetsu Department Store Co. Ltd.	7,958	223
	Sinanen Holdings Co. Ltd.	8,160	223
	Sourcenext Corp.	77,200	222
	Riso Kyoiku Co. Ltd.	82,000	221
49

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Mie Kotsu Group Holdings Inc.	51,136	221
	Goldcrest Co. Ltd.	15,126	220
	Sun Frontier Fudousan Co. Ltd.	25,204	220
	SB Technology Corp.	7,300	220
	Nichiden Corp.	11,540	218
	Sanoh Industrial Co. Ltd.	20,698	218
	Warabeya Nichiyo Holdings Co. Ltd.	12,239	218
	TSI Holdings Co. Ltd.	73,484	218
	Mitsubishi Research Institute Inc.	5,771	218
	Furuno Electric Co. Ltd.	22,289	217
	Nippon Yakin Kogyo Co. Ltd.	12,631	217
	Link And Motivation Inc.	38,000	217
	Aichi Bank Ltd.	8,459	216
	Icom Inc.	9,055	216
	Nissin Sugar Co. Ltd.	13,400	216
*	W-Scope Corp.	34,083	216
	Japan Medical Dynamic Marketing Inc.	11,155	216
	Shikoku Bank Ltd.	33,436	214
	Aisan Industry Co. Ltd.	30,051	213
	Yamanashi Chuo Bank Ltd.	28,156	213
	World Holdings Co. Ltd.	8,400	213
	JAC Recruitment Co. Ltd.	13,734	213
[1]	Koshidaka Holdings Co. Ltd.	42,168	213
*,1	Japan Display Inc.	508,239	213
	G-7 Holdings Inc.	8,000	213
	Tosho Co. Ltd.	12,931	212
	Halows Co. Ltd.	7,861	211
	Melco Holdings Inc.	5,559	211
*	BrainPad Inc.	4,380	211
	Marvelous Inc.	27,269	210
*	Atrae Inc.	13,676	210
	Hodogaya Chemical Co. Ltd.	5,373	209
	Feed One Co. Ltd.	26,468	208
	Kamei Corp.	20,196	207
	Sumitomo Riko Co. Ltd.	31,833	207
*	Vision Inc.	22,313	206
	YAKUODO Holdings Co. Ltd.	9,552	206
	Fukuda Corp.	4,776	205
	Studio Alice Co. Ltd.	9,656	205
	Topy Industries Ltd.	16,918	205
*	LIFULL Co. Ltd.	57,339	205
	Nagatanien Holdings Co. Ltd.	10,048	203
	FIDEA Holdings Co. Ltd.	178,902	203
	Daido Metal Co. Ltd.	39,634	202
*	Shindengen Electric Manufacturing Co. Ltd.	6,464	202
	Akita Bank Ltd.	16,024	201
	Fudo Tetra Corp.	11,771	201
	CTS Co. Ltd.	25,891	201
	Toyo Corp.	20,795	201
	Yorozu Corp.	18,513	201
	Nichiban Co. Ltd.	11,800	200
	Nihon Chouzai Co. Ltd.	12,338	200
*,1	Open Door Inc.	10,900	200
	Alpha Systems Inc.	5,967	199
	Foster Electric Co. Ltd.	18,598	199
	Nippon Parking Development Co. Ltd.	139,410	199
*	KLab Inc.	28,264	199
*	World Co. Ltd.	15,500	199
	Sumida Corp.	19,355	198
	Tekken Corp.	11,842	198
	Vital KSK Holdings Inc.	30,842	198
50

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Kenko Mayonnaise Co. Ltd.	12,438	197
	Shinko Shoji Co. Ltd.	28,830	197
*	RPA Holdings Inc.	28,922	197
	Fujiya Co. Ltd.	9,951	195
	CONEXIO Corp.	15,324	195
	Rheon Automatic Machinery Co. Ltd.	18,386	194
	JDC Corp.	35,500	194
	Cosel Co. Ltd.	19,897	193
	Amuse Inc.	9,354	192
	Tayca Corp.	15,288	192
	Nichireki Co. Ltd.	14,600	192
	Happinet Corp.	14,134	191
	Osaki Electric Co. Ltd.	36,610	191
	NS United Kaiun Kaisha Ltd.	9,155	191
	Riken Technos Corp.	43,193	190
	St. Marc Holdings Co. Ltd.	12,234	190
	Proto Corp.	17,900	190
	Aichi Corp.	24,182	189
	ZIGExN Co. Ltd.	51,600	189
	Moriroku Holdings Co. Ltd.	10,200	189
*	Sankyo Tateyama Inc.	24,977	188
	Teikoku Electric Manufacturing Co. Ltd.	15,418	187
*	Mitsuba Corp.	30,939	187
	Towa Bank Ltd.	33,647	187
	AOKI Holdings Inc.	33,423	186
	Yonex Co. Ltd.	33,828	186
*,1	Istyle Inc.	42,576	186
*	Vector Inc.	21,694	186
	Kurimoto Ltd.	11,945	185
	Tama Home Co. Ltd.	8,000	185
	KeePer Technical Laboratory Co. Ltd.	8,726	185
	JSP Corp.	11,248	183
	Shinnihon Corp.	23,682	183
	Shibusawa Warehouse Co. Ltd.	9,556	182
*	Unitika Ltd.	52,343	182
	Chiyoda Integre Co. Ltd.	10,546	181
	Riken Vitamin Co. Ltd.	14,428	180
	Advan Co. Ltd.	20,987	179
[1]	ES-Con Japan Ltd.	26,600	179
	Ryoden Corp.	11,940	179
*	Kanagawa Chuo Kotsu Co. Ltd.	5,370	178
	France Bed Holdings Co. Ltd.	21,498	178
*	Iseki & Co. Ltd.	12,431	177
	Kyodo Printing Co. Ltd.	7,165	177
*	Airtrip Corp.	8,700	177
	Akatsuki Inc.	4,800	176
	Aiphone Co. Ltd.	11,145	175
	Dai Nippon Toryo Co. Ltd.	22,386	175
	Hito Communications Holdings Inc.	9,253	175
[1]	BRONCO BILLY Co. Ltd.	8,059	174
	Ichiyoshi Securities Co. Ltd.	30,438	173
	Tatsuta Electric Wire and Cable Co. Ltd.	31,744	173
	CMK Corp.	42,981	172
	Nippon Sharyo Ltd.	8,068	172
	ST Corp.	10,349	172
	Kanaden Corp.	16,616	171
	Kansai Super Market Ltd.	18,112	171
	Arakawa Chemical Industries Ltd.	15,422	170
	Chiyoda Co. Ltd.	21,187	170
	Chukyo Bank Ltd.	11,145	170
	Nitto Kohki Co. Ltd.	9,450	170
51

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Xebio Holdings Co. Ltd.	21,398	170
	Onoken Co. Ltd.	14,130	169
	Nihon Nohyaku Co. Ltd.	33,681	168
	GCA Corp.	22,696	168
	Kojima Co. Ltd.	20,493	167
	Fixstars Corp.	18,700	167
	Central Security Patrols Co. Ltd.	6,202	166
	MTI Ltd.	24,078	166
	Elematec Corp.	14,728	166
	Toyo Kanetsu KK	7,260	166
	Sanei Architecture Planning Co. Ltd.	9,400	166
	Yahagi Construction Co. Ltd.	22,986	165
	Asahi Co. Ltd.	12,343	165
*,1	KNT-CT Holdings Co. Ltd.	17,349	164
	Kyosan Electric Manufacturing Co. Ltd.	44,483	164
	Riken Corp.	7,660	164
	Kawada Technologies Inc.	4,080	164
	Koatsu Gas Kogyo Co. Ltd.	25,873	163
	K&O Energy Group Inc.	12,436	163
	Tochigi Bank Ltd.	101,542	162
	Tokyo Energy & Systems Inc.	18,910	162
*	Sagami Holdings Corp.	17,211	161
	Toa Corp. (XTKS)	20,697	161
*	Roland DG Corp.	10,246	159
	Rokko Butter Co. Ltd.	10,944	159
	Hochiki Corp.	13,600	158
	Yushin Precision Equipment Co. Ltd.	19,504	158
	Zuiko Corp.	16,128	158
	Hokkaido Gas Co. Ltd.	10,949	156
	Sankyo Seiko Co. Ltd.	33,535	156
	Achilles Corp.	12,130	155
	Krosaki Harima Corp.	3,781	153
	Neturen Co. Ltd.	30,740	153
	Oro Co. Ltd.	4,700	153
	Bank of Saga Ltd.	12,244	152
	Seika Corp.	9,954	151
	WDB Holdings Co. Ltd.	7,076	151
	Fuji Pharma Co. Ltd.	13,730	150
*,1	OSAKA Titanium Technologies Co. Ltd.	17,314	150
	Torishima Pump Manufacturing Co. Ltd.	18,601	150
[1]	Ministop Co. Ltd.	11,444	149
	Shimizu Bank Ltd.	10,263	149
	Fuso Pharmaceutical Industries Ltd.	6,867	148
	Kyokuto Securities Co. Ltd.	20,100	148
	Tomoku Co. Ltd.	9,056	147
	Hisaka Works Ltd.	19,202	146
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,051	146
	Pronexus Inc.	13,931	145
	Maezawa Kyuso Industries Co. Ltd.	14,416	145
	FAN Communications Inc.	40,603	145
	SRA Holdings	6,168	145
	Furukawa Battery Co. Ltd.	9,763	144
[1]	J Trust Co. Ltd.	65,343	143
	Wowow Inc.	5,849	143
*	Gurunavi Inc.	24,584	141
	Chuo Spring Co. Ltd.	15,928	140
	Ateam Inc.	8,657	139
	ASAHI YUKIZAI Corp.	11,044	138
*,1	FDK Corp.	10,764	138
	Honeys Holdings Co. Ltd.	14,230	138
*	WATAMI Co. Ltd.	15,818	138
52

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Chori Co. Ltd.	9,952	137
*	Toho Co. Ltd.	8,659	137
	Godo Steel Ltd.	8,458	136
	Mori Trust Hotel REIT Inc.	109	136
	Nihon Trim Co. Ltd.	3,879	135
*,1	PIA Corp.	5,171	135
	Takaoka Toko Co. Ltd.	9,752	134
	CAC Holdings Corp.	10,247	133
	Hakuto Co. Ltd.	11,645	133
	Michinoku Bank Ltd.	14,526	133
	Taisei Lamick Co. Ltd.	5,274	132
*	TerraSky Co. Ltd.	5,090	132
*	Toa Oil Co. Ltd.	5,273	131
	Kita-Nippon Bank Ltd.	7,964	130
	Nihon Tokushu Toryo Co. Ltd.	13,800	128
	Sekisui Kasei Co. Ltd.	24,382	128
	NEC Capital Solutions Ltd.	6,866	128
	Nissin Corp.	10,549	127
*	Kourakuen Holdings Corp.	8,557	125
	Nippon Coke & Engineering Co. Ltd.	136,722	125
	Mars Group Holdings Corp.	8,558	123
	Okura Industrial Co. Ltd.	6,964	122
	Hokkan Holdings Ltd.	9,355	121
	SMK Corp.	5,074	121
*	Fujita Kanko Inc.	6,965	119
	CMIC Holdings Co. Ltd.	8,158	119
	Tsutsumi Jewelry Co. Ltd.	5,567	119
	Ohara Inc.	8,300	119
	I-PEX Inc.	6,966	119
	Taiho Kogyo Co. Ltd.	13,235	117
	Aeon Fantasy Co. Ltd.	6,370	117
	Artnature Inc.	19,006	115
	Tv Tokyo Holdings Corp.	5,674	115
	Shin Nippon Biomedical Laboratories Ltd.	17,210	114
	Central Sports Co. Ltd.	5,146	111
	Fujikura Kasei Co. Ltd.	22,890	111
	Gun-Ei Chemical Industry Co. Ltd.	5,077	111
	Airport Facilities Co. Ltd.	19,815	110
*	Akebono Brake Industry Co. Ltd.	64,876	109
	Osaka Steel Co. Ltd.	9,448	108
*	COOKPAD Inc.	39,391	107
	Nisso Corp.	16,400	107
	Kitano Construction Corp.	4,880	106
[1]	Tokyo Individualized Educational Institute Inc.	20,004	105
*	Gunosy Inc.	11,600	104
	Ubicom Holdings Inc.	3,600	104
	Inaba Seisakusho Co. Ltd.	7,463	100
	Sac's Bar Holdings Inc.	17,116	98
*	Chuetsu Pulp & Paper Co. Ltd.	8,359	93
	Fibergate Inc.	6,726	93
	Shimojima Co. Ltd.	8,651	92
*	Tokyo Base Co. Ltd.	14,500	91
	Takihyo Co. Ltd.	5,276	90
	Takamiya Co. Ltd.	17,916	85
	Corona Corp. Class A	9,840	84
*,1	Daisyo Corp.	8,858	81
	Gecoss Corp.	9,850	81
	Kanamic Network Co. Ltd.	13,200	81
	Japan Best Rescue System Co. Ltd.	12,400	80
	Cleanup Corp.	16,030	78
*	Jamco Corp.	9,155	77
53

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Heroz Inc.	3,000	75
[1]	Airtech Japan Ltd.	6,200	67
*	CHIMNEY Co. Ltd.	5,968	66
*	Right On Co. Ltd.	10,250	63
	Linical Co. Ltd.	9,651	62
*	Japan Cash Machine Co. Ltd.	10,625	57
	Nakayama Steel Works Ltd.	9,829	39
*	Laox Co. Ltd.	20,983	35
*	Robot Home Inc.	16,182	25
[1]	Tsukui Holdings Corp.	2,800	24
			4,853,127
New Zealand (0.9%)
	Fisher & Paykel Healthcare Corp. Ltd.	570,946	14,715
*	Auckland International Airport Ltd.	1,198,537	6,482
	Spark New Zealand Ltd.	1,865,035	5,871
	Meridian Energy Ltd.	1,241,998	4,735
	Fletcher Building Ltd.	837,699	4,355
	Ryman Healthcare Ltd.	415,462	4,200
*	a2 Milk Co. Ltd.	740,150	4,046
	Contact Energy Ltd.	732,794	3,955
	Mercury NZ Ltd.	687,243	3,404
	Infratil Ltd.	506,859	2,580
	Chorus Ltd.	454,952	2,207
	Summerset Group Holdings Ltd.	237,150	2,062
	EBOS Group Ltd.	94,694	2,016
*	SKYCITY Entertainment Group Ltd.	748,249	1,911
	Goodman Property Trust	1,094,199	1,744
	Kiwi Property Group Ltd.	1,604,864	1,456
	Freightways Ltd.	176,402	1,405
	Genesis Energy Ltd.	527,443	1,297
	Precinct Properties New Zealand Ltd.	1,015,636	1,197
*	Z Energy Ltd.	477,430	913
	Argosy Property Ltd.	859,658	912
*	Pushpay Holdings Ltd.	654,356	857
	Vital Healthcare Property Trust	405,290	851
	Vector Ltd.	225,485	672
[1]	Arvida Group Ltd.	481,489	619
	Heartland Group Holdings Ltd.	469,922	607
*	Air New Zealand Ltd.	478,039	594
[1]	Kathmandu Holdings Ltd.	483,336	501
	Skellerup Holdings Ltd.	147,477	490
*	Pacific Edge Ltd.	559,846	459
	Scales Corp. Ltd.	99,647	325
	Oceania Healthcare Ltd.	326,802	315
*	Vista Group International Ltd.	179,170	313
*	Tourism Holdings Ltd.	124,256	229
*	Restaurant Brands New Zealand Ltd.	23,921	224
*	Synlait Milk Ltd.	89,863	211
*	SKY Network Television Ltd.	1,604,261	195
			78,925
Singapore (2.8%)
	DBS Group Holdings Ltd.	1,792,013	40,161
	Oversea-Chinese Banking Corp. Ltd.	3,497,797	31,975
	United Overseas Bank Ltd.	1,284,390	25,601
	Singapore Telecommunications Ltd.	7,663,515	14,378
	Wilmar International Ltd.	2,127,416	8,326
	Ascendas REIT	3,270,756	7,622
	CapitaLand Ltd.	2,591,505	7,224
	CapitaLand Integrated Commercial Trust	4,391,666	7,085
	Singapore Exchange Ltd.	833,018	6,526
54

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Keppel Corp. Ltd.	1,445,860	5,874
*	Singapore Airlines Ltd.	1,272,783	4,824
	Singapore Technologies Engineering Ltd.	1,540,030	4,455
	Mapletree Logistics Trust	2,909,429	4,343
	Venture Corp. Ltd.	261,116	3,940
	Genting Singapore Ltd.	5,938,794	3,852
	Mapletree Commercial Trust	2,216,737	3,636
	Mapletree Industrial Trust	1,673,227	3,550
	UOL Group Ltd.	502,397	2,899
	Frasers Logistics & Commercial Trust	2,615,456	2,882
	City Developments Ltd.	479,817	2,838
*	ComfortDelGro Corp. Ltd.	2,086,704	2,692
	Keppel DC REIT	1,255,686	2,535
	Suntec REIT	2,116,666	2,426
	Singapore Press Holdings Ltd.	1,643,157	2,269
	NetLink NBN Trust	3,039,900	2,215
	Frasers Centrepoint Trust	1,111,043	2,025
*	SATS Ltd.	654,541	1,991
	Keppel REIT	2,044,582	1,903
	Mapletree North Asia Commercial Trust	2,245,000	1,839
	Jardine Cycle & Carriage Ltd.	99,527	1,732
	Sembcorp Industries Ltd.	948,468	1,508
	Ascott Residence Trust	1,854,298	1,473
	Keppel Infrastructure Trust	3,410,180	1,408
	Haw Par Corp. Ltd.	130,900	1,297
	Parkway Life REIT	396,854	1,243
	Hutchison Port Holdings Trust Class U	4,917,299	1,227
	CapitaLand China Trust	1,130,530	1,171
	Manulife U.S. REIT	1,468,275	1,115
*	Sembcorp Marine Ltd.	7,021,390	1,105
	Golden Agri-Resources Ltd.	5,870,350	1,101
	Ascendas India Trust	889,600	948
	Raffles Medical Group Ltd.	965,037	834
	Cromwell European REIT	1,418,400	811
	Singapore Post Ltd.	1,389,029	803
	CDL Hospitality Trusts	844,653	792
	ESR-REIT	2,499,779	779
	ARA LOGOS Logistics Trust	1,321,843	768
	Olam International Ltd.	562,700	735
	Starhill Global REIT	1,590,101	673
	Keppel Pacific Oak U.S. REIT	888,800	662
	AIMS APAC REIT	604,400	636
	Riverstone Holdings Ltd.	565,500	616
	AEM Holdings Ltd.	199,400	612
*	StarHub Ltd.	601,070	609
	OUE Commercial REIT	1,875,216	570
	Far East Hospitality Trust	1,139,089	538
	First Resources Ltd.	464,389	534
	Lendlease Global Commercial REIT	822,000	503
	Prime U.S. REIT	575,753	498
	Wing Tai Holdings Ltd.	333,152	480
*	Thomson Medical Group Ltd.	6,192,700	469
	Sheng Siong Group Ltd.	398,299	463
	Sabana Shari'ah Compliant Industrial REIT	1,225,459	386
	SPH REIT	575,920	383
	SIA Engineering Co. Ltd.	214,009	366
	Frasers Hospitality Trust	713,300	297
*	Lippo Malls Indonesia Retail Trust	5,016,496	260
[3]	Best World International Ltd.	259,100	253
*	COSCO Shipping International Singapore Co. Ltd.	847,800	210
	First REIT	947,408	185
55

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Asian Pay Television Trust	1,761,217	148
	Silverlake Axis Ltd.	702,936	129
*	Yoma Strategic Holdings Ltd.	1,014,847	115
	Bumitama Agri Ltd.	289,847	103
*,3	Eagle Hospitality Trust	700,500	96
*,3	Hyflux Ltd.	516,932	82
	Frasers Property Ltd.	68,390	64
*,3	Noble Group Ltd.	1,004,977	61
*,1,3	Ezra Holdings Ltd.	1,786,900	15
*,1	Ezion Holdings Ltd. Warrants Exp. 4/16/23	1,048,679	—
			243,752
South Korea (14.7%)
	Samsung Electronics Co. Ltd.	4,713,923	343,577
	SK Hynix Inc.	521,827	59,531
	Samsung Electronics Co. Ltd. Preference Shares	841,069	55,220
	NAVER Corp.	132,925	42,805
	LG Chem Ltd.	45,988	38,390
	Samsung SDI Co. Ltd.	52,933	30,896
	Hyundai Motor Co.	150,102	28,542
	Kakao Corp.	271,654	27,662
*,1	Celltrion Inc.	105,835	25,193
	POSCO	67,105	21,931
	KB Financial Group Inc.	389,179	19,159
	Shinhan Financial Group Co. Ltd.	499,033	17,933
	Kia Corp.	258,217	17,911
	Hyundai Mobis Co. Ltd.	64,601	15,635
	LG Electronics Inc.	108,719	15,274
*	SK Innovation Co. Ltd.	54,353	13,147
	NCSoft Corp.	16,827	12,517
	LG Household & Health Care Ltd.	9,039	12,484
	Hana Financial Group Inc.	289,336	11,860
[3]	LG Corp.	90,466	10,233
	Samsung C&T Corp.	84,064	10,230
*	HMM Co. Ltd.	282,539	9,916
*,2	Samsung Biologics Co. Ltd.	13,389	9,623
	Samsung Electro-Mechanics Co. Ltd.	56,184	8,979
	KT&G Corp.	109,704	8,118
	Amorepacific Corp.	32,727	7,933
	SK Holdings Co. Ltd.	31,236	7,720
*	Celltrion Healthcare Co. Ltd.	72,470	7,285
	SK Telecom Co. Ltd.	26,498	7,217
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	43,388	5,957
	Samsung Fire & Marine Insurance Co. Ltd.	32,467	5,768
	Korea Electric Power Corp.	254,971	5,411
	Samsung SDS Co. Ltd.	32,190	5,279
	Woori Financial Group Inc.	512,611	4,927
*	LG Display Co. Ltd.	224,172	4,868
	Samsung Life Insurance Co. Ltd.	63,546	4,654
*,4	Korean Air Lines Co. Ltd.	175,371	4,221
	Kumho Petrochemical Co. Ltd.	17,545	4,078
	Lotte Chemical Corp.	14,665	3,981
	Korea Zinc Co. Ltd.	9,934	3,974
*	Hanwha Solutions Corp.	94,023	3,859
	Korea Investment Holdings Co. Ltd.	37,987	3,813
	Hyundai Steel Co.	74,678	3,712
	POSCO Chemical Co. Ltd.	27,105	3,603
	Mirae Asset Securities Co. Ltd.	379,235	3,397
	Coway Co. Ltd.	56,371	3,378
	Hyundai Engineering & Construction Co. Ltd.	71,731	3,241
	Hyundai Heavy Industries Holdings Co. Ltd.	50,612	3,194
	Hankook Tire & Technology Co. Ltd.	73,792	3,184
56

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Hyundai Motor Co. Preference Shares (XKRS)	33,392	3,176
*	S-Oil Corp.	40,899	3,176
	Hyundai Glovis Co. Ltd.	18,322	3,151
	E-MART Inc.	19,738	2,967
*	Samsung Heavy Industries Co. Ltd.	432,518	2,903
	LG Chem Ltd. Preference Shares	7,177	2,863
	CJ CheilJedang Corp.	7,861	2,790
	Yuhan Corp.	47,452	2,736
	Hotel Shilla Co. Ltd.	34,971	2,709
*	HLB Inc.	88,248	2,626
	LG Uplus Corp.	221,359	2,622
*	Doosan Heavy Industries & Construction Co. Ltd.	209,396	2,609
	LG Innotek Co. Ltd.	14,418	2,587
	Samsung Securities Co. Ltd.	64,285	2,456
*	Samsung Engineering Co. Ltd.	155,831	2,417
*	Kangwon Land Inc.	106,062	2,402
	Seegene Inc.	28,422	2,386
*	SK Biopharmaceuticals Co. Ltd.	24,259	2,365
	Hanon Systems	159,509	2,324
	GS Engineering & Construction Corp.	57,521	2,275
	SKC Co. Ltd.	18,696	2,264
	Orion Corp.Republic of Korea	21,485	2,257
*	Celltrion Pharm Inc.	18,576	2,210
	Hanmi Pharm Co. Ltd.	7,292	2,210
	Industrial Bank of Korea	252,781	2,200
	SK Chemicals Co. Ltd.	8,897	2,119
	Fila Holdings Corp.	51,438	2,102
	Shin Poong Pharmaceutical Co. Ltd.	32,977	2,068
*	OCI Co. Ltd.	18,203	2,028
	BNK Financial Group Inc.	290,566	2,002
	GS Holdings Corp.	51,779	1,996
	DB Insurance Co. Ltd.	44,756	1,966
*	Alteogen Inc.	27,087	1,959
[2]	Netmarble Corp.	16,754	1,941
	Hyosung TNC Corp.	2,951	1,911
	Korea Aerospace Industries Ltd.	64,948	1,899
	Shinsegae Inc.	6,912	1,885
*	DL E&C Co. Ltd.	15,830	1,882
	AMOREPACIFIC Group	28,486	1,879
	WONIK IPS Co. Ltd.	40,779	1,849
	DB HiTek Co. Ltd.	36,212	1,788
	Hansol Chemical Co. Ltd.	7,935	1,756
*	Mando Corp.	33,575	1,753
*	Genexine Inc.	18,058	1,645
	Green Cross Corp.	5,319	1,615
*	Pearl Abyss Corp.	31,315	1,582
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	47,251	1,554
*	Hyundai Mipo Dockyard Co. Ltd.	20,050	1,539
	Koh Young Technology Inc.	60,761	1,514
*	Hanjin Kal Corp.	30,007	1,495
*	KMW Co. Ltd.	28,761	1,480
	NH Investment & Securities Co. Ltd.	127,892	1,473
	CS Wind Corp.	20,751	1,426
	L&F Co. Ltd.	17,554	1,422
	Cheil Worldwide Inc.	71,597	1,410
	S-1 Corp.	18,948	1,387
	Ecopro BM Co. Ltd.	8,550	1,384
*	Hyundai Rotem Co. Ltd.	75,814	1,370
	KCC Corp.	4,853	1,361
	Douzone Bizon Co. Ltd.	18,010	1,361
	KIWOOM Securities Co. Ltd.	11,453	1,356
57

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	SK Materials Co. Ltd.	4,439	1,338
	Hyundai Marine & Fire Insurance Co. Ltd.	60,971	1,331
	Com2uSCorp	9,965	1,316
	LEENO Industrial Inc.	9,007	1,313
	CJ ENM Co. Ltd.	10,074	1,300
	Soulbrain Co. Ltd.	4,054	1,289
*	Doosan Infracore Co. Ltd.	132,080	1,279
	Meritz Securities Co. Ltd.	292,815	1,270
	Pan Ocean Co. Ltd.	191,866	1,259
	Hanwha Aerospace Co. Ltd.	35,742	1,235
	Hyundai Department Store Co. Ltd.	14,803	1,231
	Lotte Shopping Co. Ltd.	10,972	1,220
*	Hyundai Bioscience Co. Ltd.	32,639	1,220
	DGB Financial Group Inc.	153,157	1,218
*	Kakao Games Corp.	25,098	1,218
*	Cellivery Therapeutics Inc.	11,764	1,212
	Youngone Corp.	30,477	1,199
[3]	Ecopro Co. Ltd.	17,757	1,187
	LS Corp.	18,096	1,185
*	Doosan Fuel Cell Co. Ltd.	29,081	1,172
	HDC Hyundai Development Co-Engineering & Construction Class E	46,323	1,161
	Dongkuk Steel Mill Co. Ltd.	53,712	1,150
	Iljin Materials Co. Ltd.	18,033	1,114
*	Daewoo Engineering & Construction Co. Ltd.	167,792	1,110
	Hanwha Corp.	39,908	1,099
*	CJ Logistics Corp.	7,094	1,091
	CJ Corp.	12,477	1,068
	LG Electronics Inc. Preference Shares	16,160	1,068
	LOTTE Fine Chemical Co. Ltd.	17,397	1,058
	Meritz Fire & Marine Insurance Co. Ltd.	58,648	1,051
	Samsung Electronics Co. Ltd. GDR (Registered)	576	1,050
	Kolon Industries Inc.	19,129	1,035
[3]	F&F Co. Ltd.	6,325	1,021
*	Hyosung Advanced Materials Corp.	2,969	1,021
*	Hugel Inc.	6,088	1,008
	DL Holdings Co. Ltd.	11,849	1,004
	LG Household & Health Care Ltd. Preference Shares	1,556	1,001
*	Doosan Bobcat Inc.	24,398	998
	Samsung Card Co. Ltd.	31,402	996
	Hite Jinro Co. Ltd.	31,245	976
	JB Financial Group Co. Ltd.	147,513	968
	Hyundai Wia Corp.	15,369	959
	Hyundai Elevator Co. Ltd.	23,472	955
	Eo Technics Co. Ltd.	8,913	936
	Chong Kun Dang Pharmaceutical Corp.	7,427	924
	Hanssem Co. Ltd.	9,165	919
	Posco International Corp.	48,810	917
*	MedPacto Inc.	12,799	907
	Lotte Corp.	27,012	886
	GS Retail Co. Ltd.	27,616	886
*	ST Pharm Co. Ltd.	8,669	886
	Green Cross Holdings Corp.	26,706	875
*	NEPES Corp.	24,345	870
	BGF retail Co. Ltd.	6,320	868
	Hanmi Science Co. Ltd.	13,807	856
	Dongsuh Cos. Inc.	30,224	852
	Hanwha Life Insurance Co. Ltd.	269,756	848
	Korea Petrochemical Ind Co. Ltd.	2,990	841
	NongShim Co. Ltd.	3,280	839
	JYP Entertainment Corp.	28,363	837
*	Vaxcell-Bio Therapeutics Co. Ltd.	10,142	822
58

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Helixmith Co. Ltd.	28,943	807
	LS Electric Co. Ltd.	15,814	806
*	Paradise Co. Ltd.	49,997	805
*	Pharmicell Co. Ltd.	53,148	790
*	Korea Gas Corp.	25,017	784
*	Hanall Biopharma Co. Ltd.	37,629	777
	Silicon Works Co. Ltd.	9,070	776
*	Cosmax Inc.	7,111	774
	Tokai Carbon Korea Co. Ltd.	4,410	772
*	Hyosung Chemical Corp.	2,114	766
	Daishin Securities Co. Ltd. Preference Shares	52,212	764
	Dongjin Semichem Co. Ltd.	27,658	762
	Kolmar Korea Co. Ltd.	15,152	759
	Korean Reinsurance Co.	92,025	758
*	Oscotec Inc.	22,943	757
	Hanmi Semiconductor Co. Ltd.	24,538	755
*	HLB Life Science Co. Ltd.	77,344	753
	Osstem Implant Co. Ltd.	9,425	750
	IS Dongseo Co. Ltd.	12,417	744
	Bukwang Pharmaceutical Co. Ltd.	37,601	730
*	LegoChem Biosciences Inc.	15,952	730
	Tesna Inc.	16,699	728
	Mirae Asset Securities Co. Ltd. Preference Shares	163,465	718
	Samyang Holdings Corp.	5,670	712
*	Enzychem Lifesciences Corp.	6,398	710
	NICE Information Service Co. Ltd.	36,118	709
	Hyosung Corp.	7,858	700
	SSANGYONG C&E Co. Ltd.	100,216	698
	SK Networks Co. Ltd.	147,072	698
	Medytox Inc.	4,351	682
	SFA Engineering Corp.	18,068	678
	Daewoong Co. Ltd.	20,737	674
*	Mezzion Pharma Co. Ltd.	4,914	666
	Innocean Worldwide Inc.	12,369	666
	KEPCO Plant Service & Engineering Co. Ltd.	21,543	656
*	S-MAC Co. Ltd.	468,535	653
	LOTTE REIT Co. Ltd.	133,315	648
	Ottogi Corp.	1,285	641
*	GemVax & Kael Co. Ltd.	34,864	638
*	Chabiotech Co. Ltd.	37,619	637
	Park Systems Corp.	4,897	636
	Seoul Semiconductor Co. Ltd.	37,584	633
	Chunbo Co. Ltd.	3,871	628
	LG International Corp.	22,569	623
*	GeneOne Life Science Inc.	39,673	620
	Zinus Inc.	8,071	604
*	NHN KCP Corp.	13,142	602
	Poongsan Corp.	17,884	601
	Sebang Global Battery Co. Ltd.	7,694	595
*	Binex Co. Ltd.	22,811	593
	Eugene Technology Co. Ltd.	13,794	592
*	NHN Corp.	8,977	587
	DongKook Pharmaceutical Co. Ltd.	22,809	580
	Hyundai Motor Co. Preference Shares	6,045	578
*	Sam Chun Dang Pharm Co. Ltd.	12,464	578
	DoubleUGames Co. Ltd.	10,014	572
*	Hyundai Construction Equipment Co. Ltd.	11,431	571
	Amorepacific Corp. Preference Shares	7,136	569
*	SFA Semicon Co. Ltd.	79,370	560
*	CosmoAM&T Co. Ltd.	23,529	557
*	Hana Tour Service Inc.	9,300	549
59

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Daewoong Pharmaceutical Co. Ltd.	4,602	549
	RFHIC Corp.	15,051	548
	Hanwha Systems Co. Ltd.	35,212	545
*	Amicogen Inc.	17,718	543
	Daou Technology Inc.	22,517	537
	AfreecaTV Co. Ltd.	6,607	529
*,1,3	SillaJen Inc.	48,243	525
	PI Advanced Materials Co. Ltd.	12,162	522
	Hanjin Transportation Co. Ltd.	14,714	521
	Green Cross LabCell Corp.	5,592	521
*	SM Entertainment Co. Ltd.	19,156	519
*	Studio Dragon Corp.	5,602	519
	Taekwang Industrial Co. Ltd.	540	505
	SK Discovery Co. Ltd.	9,687	502
	Mcnex Co. Ltd.	11,654	500
*	Eoflow Co. Ltd.	9,185	499
*	Hanwha Investment & Securities Co. Ltd.	106,248	496
	Solus Advanced Materials Co. Ltd.	10,994	496
*	Lotte Tour Development Co. Ltd.	29,908	494
	Handsome Co. Ltd.	12,627	491
	Meritz Financial Group Inc.	30,549	491
*	Shinsung E&G Co. Ltd.	173,262	491
	Samsung SDI Co. Ltd. Preference Shares	1,218	490
*	iNtRON Biotechnology Inc.	23,753	489
	Hyundai Greenfood Co. Ltd.	55,838	487
*	CJ CGV Co. Ltd.	20,767	486
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	3,435	484
	S&S Tech Corp.	16,782	480
*	Webzen Inc.	15,384	478
*	Kumho Tire Co. Inc.	132,573	478
	Partron Co. Ltd.	49,414	471
*	Ace Technologies Corp.	29,322	471
*	Yungjin Pharmaceutical Co. Ltd.	80,680	469
	LG Hausys Ltd.	5,605	457
*	Asiana Airlines Inc.	33,741	452
*	TY Holdings Co. Ltd.	18,650	452
	Hyundai Autoever Corp.	4,871	452
	Korea United Pharm Inc.	9,469	444
	Korea Electric Terminal Co. Ltd.	6,653	443
*	ABLBio Inc.	23,008	442
	Daeduck Electronics Co. Ltd.	32,323	442
*	Foosung Co. Ltd.	47,810	441
	Ilyang Pharmaceutical Co. Ltd.	12,745	436
*	Duk San Neolux Co. Ltd.	11,211	433
	Dawonsys Co. Ltd.	24,780	430
	Samwha Capacitor Co. Ltd.	7,443	429
	Lotte Chilsung Beverage Co. Ltd.	3,376	424
*	Jusung Engineering Co. Ltd.	35,485	423
	Hankook & Co. Co. Ltd.	25,320	422
	TES Co. Ltd.	13,707	420
*	Kuk-il Paper Manufacturing Co. Ltd.	73,045	413
	KEPCO Engineering & Construction Co. Inc.	11,866	409
*	Hyundai Electric & Energy System Co. Ltd.	20,603	406
*	CrystalGenomics Inc.	54,880	405
*	Medipost Co. Ltd.	13,210	403
	Daesang Corp.	17,321	402
	Shinsegae International Inc.	2,180	400
	Huons Co. Ltd.	5,822	396
	Daishin Securities Co. Ltd.	22,679	395
*	UniTest Inc.	19,384	395
*	OliX Pharmaceuticals Inc.	10,430	392
60

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	LIG Nex1 Co. Ltd.	10,928	388
	JR REIT XXVII	84,667	387
*	Insun ENT Co. Ltd.	31,364	385
*	Hyosung Heavy Industries Corp.	6,137	384
	HDC Holdings Co. Ltd.	35,160	383
*	DIO Corp.	10,429	382
	KCC Glass Corp.	7,094	379
	BH Co. Ltd.	23,385	377
*	Innox Advanced Materials Co. Ltd.	7,495	376
*	CMG Pharmaceutical Co. Ltd.	95,798	375
*	KH Vatec Co. Ltd.	19,694	372
	SNT Motiv Co. Ltd.	6,754	371
	Huchems Fine Chemical Corp.	18,895	368
	LOTTE Himart Co. Ltd.	10,553	367
	Hyundai Home Shopping Network Corp.	5,188	367
*	YG Entertainment Inc.	9,618	358
	L&C Bio Co. Ltd.	12,180	357
*	Naturecell Co. Ltd.	40,676	356
	Korea Real Estate Investment & Trust Co. Ltd.	171,141	356
	Orion Holdings Corp.	22,426	354
	Hanwha Corp. Preference Shares	26,298	353
	Daejoo Electronic Materials Co. Ltd.	7,744	350
*	KH Feelux Co. Ltd.	102,348	348
	Advanced Process Systems Corp.	13,743	348
	GS Home Shopping Inc.	2,606	347
	Dong-A Socio Holdings Co. Ltd.	3,114	345
	Huons Global Co. Ltd.	5,161	344
	SK Securities Co. Ltd.	373,367	343
*	NKMax Co. Ltd.	24,479	342
	Hansae Co. Ltd.	15,534	339
*	Korea Line Corp.	105,082	333
*	Komipharm International Co. Ltd.	35,613	330
	Dentium Co. Ltd.	6,176	330
	Dong-A ST Co. Ltd.	4,366	329
	Posco ICT Co. Ltd.	51,039	329
	Wemade Co. Ltd.	7,044	328
	NICE Holdings Co. Ltd.	18,837	326
	Dongwon Industries Co. Ltd.	1,318	320
	Ahnlab Inc.	5,395	319
	Young Poong Corp.	523	319
*	Cafe24 Corp.	10,798	316
*	SCM Lifescience Co. Ltd.	9,630	312
	JW Pharmaceutical Corp.	11,851	310
	HS Industries Co. Ltd.	42,627	310
*	Ananti Inc.	42,383	304
	Doosan Co. Ltd.	5,309	301
	INTOPS Co. Ltd.	11,060	300
*	Hanwha General Insurance Co. Ltd.	69,810	299
*	Seojin System Co. Ltd.	7,612	298
	Hyundai Bioland Co. Ltd.	14,601	296
	SL Corp.	14,372	292
*	Telcon RF Pharmaceutical Inc.	65,678	291
	Songwon Industrial Co. Ltd.	15,319	289
	Chongkundang Holdings Corp.	2,972	288
	SIMMTECH Co. Ltd.	14,131	287
	Binggrae Co. Ltd.	5,135	286
	Jeil Pharmaceutical Co. Ltd.	7,294	285
	Yuanta Securities Korea Co. Ltd.	72,004	280
	Daea TI Co. Ltd.	56,219	278
*	Modetour Network Inc.	13,449	272
	Mirae Asset Life Insurance Co. Ltd.	75,034	271
61

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	ITM Semiconductor Co. Ltd.	6,778	270
	Seah Besteel Corp.	11,393	267
	Hanil Cement Co. Ltd.	2,002	267
*	Vidente Co. Ltd.	25,248	264
*	Eutilex Co. Ltd.	8,376	263
*	AbClon Inc.	10,799	263
	OptoElectronics Solutions Co. Ltd.	6,701	261
	KC Tech Co. Ltd.	9,680	260
*	Samsung Pharmaceutical Co. Ltd.	51,111	258
	LF Corp.	15,869	258
*	Namsun Aluminum Co. Ltd.	73,435	256
*	Taihan Electric Wire Co. Ltd.	245,837	252
	KISWIRE Ltd.	10,178	248
*	Grand Korea Leisure Co. Ltd.	16,802	246
*	G-treeBNT Co. Ltd.	20,748	246
	Youlchon Chemical Co. Ltd.	10,925	243
	Halla Holdings Corp.	6,651	243
	ENF Technology Co. Ltd.	6,925	242
	KUMHOE&C Co. Ltd.	26,585	240
*	Inscobee Inc.	87,995	238
	Eugene Investment & Securities Co. Ltd.	56,837	237
	Nexen Tire Corp.	29,801	234
*	Anterogen Co. Ltd.	4,910	234
*	Hansol Technics Co. Ltd.	26,180	233
	Tongyang Inc.	187,196	233
	Kwang Dong Pharmaceutical Co. Ltd.	28,923	232
	KISCO Corp.	21,795	231
*	Sambu Engineering & Construction Co. Ltd.	92,419	229
*	Hancom Inc.	13,741	226
	Cuckoo Homesys Co. Ltd.	5,915	224
	Vieworks Co. Ltd.	6,552	221
	GOLFZON Co. Ltd.	2,573	217
	Hansol Paper Co. Ltd.	15,350	215
	Taeyoung Engineering & Construction Co. Ltd.	18,406	215
	Woongjin Thinkbig Co. Ltd.	59,387	214
	Youngone Holdings Co. Ltd.	4,977	213
*	Aprogen pharmaceuticals Inc.	199,372	213
	Seobu T&D	29,893	212
*	STCUBE	26,847	210
	Maeil Dairies Co. Ltd.	3,138	210
*	Lock&Lock Co. Ltd.	15,263	210
	KC Co. Ltd.	8,089	209
*	Wonik Holdings Co. Ltd.	34,924	209
*	Neowiz	9,864	209
	iMarketKorea Inc.	19,079	209
*	Solid Inc.	31,699	209
	Harim Holdings Co. Ltd.	24,651	208
	ICD Co. Ltd.	14,626	207
	Green Cross Cell Corp.	5,374	202
	Dongwon F&B Co. Ltd.	1,109	202
	Sungwoo Hitech Co. Ltd.	39,271	199
*	Peptron Inc.	15,974	197
	Interpark Corp.	47,689	196
	KTB Investment & Securities Co. Ltd.	37,203	194
	Eusu Holdings Co. Ltd.	25,616	193
	Humedix Co. Ltd.	5,513	193
	i-SENS Inc.	7,553	193
	Toptec Co. Ltd.	17,206	188
	Kolon Corp.	6,437	183
	CJ CheilJedang Corp. Preference Shares	1,096	183
*	Sangsangin Co. Ltd.	29,855	182
62

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Lutronic Corp.	17,457	182
	Samchully Co. Ltd.	2,334	178
*	Dongsung Pharmaceutical Co. Ltd.	17,023	178
	InBody Co. Ltd.	9,496	175
	Sung Kwang Bend Co. Ltd.	18,185	173
	SK Gas Ltd.	1,890	171
	Lotte Confectionery Co. Ltd.	1,403	171
	Samyang Corp.	3,076	162
*	Soulbrain Holdings Co. Ltd.	4,255	160
	Dae Han Flour Mills Co. Ltd.	1,098	158
	Byucksan Corp.	39,891	157
*	Gamevil Inc.	4,143	157
	Kolmar Korea Holdings Co. Ltd.	5,952	156
	Namhae Chemical Corp.	18,726	155
	Korea Asset In Trust Co. Ltd.	36,837	153
	NS Shopping Co. Ltd.	13,483	152
	BGF Co. Ltd.	24,184	150
	JW Holdings Corp.	34,274	148
	Namyang Dairy Products Co. Ltd.	504	146
	Cuckoo Holdings Co. Ltd.	1,152	145
	SPC Samlip Co. Ltd.	2,283	144
*	SBS Media Holdings Co. Ltd.	60,070	140
	KT Skylife Co. Ltd.	17,601	140
	Daeduck Co. Ltd.	21,369	138
	Hyundai Corp.	7,187	138
	Hankook Shell Oil Co. Ltd.	577	138
	E1 Corp.	3,252	134
	AK Holdings Inc.	4,810	134
	Tongyang Life Insurance Co. Ltd.	31,110	133
	Aekyung Industrial Co. Ltd.	5,626	132
	Hyundai Livart Furniture Co. Ltd.	7,935	128
	DB Financial Investment Co. Ltd.	19,746	126
	Kyobo Securities Co. Ltd.	16,417	124
	TK Corp.	12,480	123
	Hansol Holdings Co. Ltd.	30,188	122
	LG HelloVision Co. Ltd.	25,075	120
*	Interflex Co. Ltd.	11,070	119
	Lotte Food Co. Ltd.	327	115
*	Able C&C Co. Ltd.	17,353	115
	Dae Hwa Pharmaceutical Co. Ltd.	10,363	112
	Hanil Holdings Co. Ltd.	9,090	111
*	CJ Freshway Corp.	4,781	103
	Cell Biotech Co. Ltd.	5,861	99
	Sam Young Electronics Co. Ltd.	8,881	98
	Muhak Co. Ltd.	13,199	96
*	Coreana Cosmetics Co. Ltd.	22,740	95
	Daekyo Co. Ltd.	24,343	95
*	CUROCOM Co. Ltd.	79,337	94
	SNT Dynamics Co. Ltd.	12,792	94
*	Sindoh Co. Ltd.	3,064	88
*	Homecast Co. Ltd.	27,476	74
*,3	Yuyang DNU Co. Ltd.	48,272	53
*,3	APAM Corp.	15,552	28
*	Hanwha Systems Co. Ltd. Rights Exp. 6/4/21	20,466	28
	Korea Line Rights Exp. 6/9/21	26,695	25
			1,282,949
Total Common Stocks (Cost $7,782,443)			8,634,509
63

Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[5,6]	Vanguard Market Liquidity Fund, 0.068% (Cost $46,142)	461,426	46,143
Total Investments (99.7%) (Cost $7,828,585)			8,680,652
Other Assets and Liabilities—Net (0.3%)			23,362
Net Assets (100%)			8,704,014
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $29,458,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $42,648,000, representing 0.5% of net assets.
3	Security value determined using significant unobservable inputs.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2021.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $31,230,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.
64

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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA722 062021

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
Common Stocks (99.4%)
Australia (2.0%)
	Commonwealth Bank of Australia	694,700	47,557
	BHP Group Ltd.	1,155,361	42,050
	CSL Ltd.	178,714	37,332
	Westpac Banking Corp.	1,440,126	27,752
	National Australia Bank Ltd.	1,285,813	26,313
	Australia & New Zealand Banking Group Ltd.	1,110,229	24,496
	Wesfarmers Ltd.	446,716	18,622
	Macquarie Group Ltd.	129,177	15,923
	Woolworths Group Ltd.	499,910	15,162
	Rio Tinto Ltd.	148,172	13,772
	Transurban Group	1,094,128	11,931
	Fortescue Metals Group Ltd.	631,277	10,922
	Goodman Group	729,736	10,641
*	Afterpay Ltd.	88,165	7,941
	Aristocrat Leisure Ltd.	258,324	7,368
	Newcrest Mining Ltd.	331,972	6,785
	Woodside Petroleum Ltd.	384,133	6,700
	Coles Group Ltd.	515,126	6,469
	Amcor plc GDR	540,327	6,307
	James Hardie Industries plc GDR	175,233	5,775
	Sonic Healthcare Ltd.	194,153	5,366
*	Xero Ltd.	48,625	5,297
	Brambles Ltd.	615,286	4,929
	QBE Insurance Group Ltd.	597,465	4,520
	Cochlear Ltd.	26,198	4,485
	Scentre Group	2,120,956	4,439
	Telstra Corp. Ltd.	1,677,300	4,382
	South32 Ltd.	1,990,472	4,382
	Suncorp Group Ltd.	529,891	4,286
	ASX Ltd.	75,290	4,230
	Santos Ltd.	759,954	4,034
	Insurance Australia Group Ltd.	1,044,223	3,934
	Dexus	481,832	3,782
	APA Group	474,790	3,668
	Ramsay Health Care Ltd.	69,901	3,624
	Northern Star Resources Ltd.	446,477	3,587
	BlueScope Steel Ltd.	206,307	3,411
	Stockland	940,977	3,391
	Mirvac Group	1,628,351	3,374
*	SEEK Ltd.	138,420	3,299
	Tabcorp Holdings Ltd.	829,872	3,164
	Lendlease Corp. Ltd.	273,613	2,674
	Medibank Pvt Ltd.	1,124,198	2,667
	GPT Group	726,110	2,584
	REA Group Ltd.	20,369	2,478
	Oil Search Ltd.	821,021	2,371
*	Sydney Airport	491,245	2,336
	Treasury Wine Estates Ltd.	301,339	2,329
	Evolution Mining Ltd.	656,193	2,323
	Computershare Ltd. (XASX)	212,879	2,315
	Origin Energy Ltd.	700,164	2,239
	OZ Minerals Ltd.	121,150	2,210
*	Boral Ltd.	450,833	2,147
	Magellan Financial Group Ltd.	55,930	2,084
	Aurizon Holdings Ltd.	674,811	1,941
	Domino's Pizza Enterprises Ltd.	23,350	1,918
	Ampol Ltd.	97,212	1,916
	Mineral Resources Ltd.	51,875	1,894
	Charter Hall Group	172,583	1,864

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	carsales.com Ltd.	118,146	1,805
	Bank of Queensland Ltd.	252,581	1,751
	Vicinity Centres	1,409,470	1,722
	Orica Ltd.	163,394	1,701
	Atlas Arteria Ltd.	350,913	1,626
	AGL Energy Ltd.	235,559	1,623
	Reece Ltd.	101,224	1,584
	Bendigo & Adelaide Bank Ltd.	196,966	1,563
	Ansell Ltd.	47,291	1,538
	Qube Holdings Ltd.	649,899	1,505
*	NEXTDC Ltd.	169,127	1,504
	JB Hi-Fi Ltd.	41,955	1,493
*	Incitec Pivot Ltd.	724,388	1,470
	ALS Ltd.	179,019	1,450
*	Lynas Rare Earths Ltd.	339,579	1,430
*	Crown Resorts Ltd.	144,921	1,361
	IGO Ltd.	233,718	1,335
	Metcash Ltd.	459,054	1,258
	Alumina Ltd.	941,764	1,248
	Iluka Resources Ltd.	210,548	1,248
	Cleanaway Waste Management Ltd.	536,684	1,177
*,1	Zip Co. Ltd.	190,478	1,171
	Nine Entertainment Co. Holdings Ltd.	516,432	1,136
	Steadfast Group Ltd.	353,575	1,134
	Breville Group Ltd.	56,460	1,131
	Challenger Ltd.	286,194	1,123
	AMP Ltd.	1,305,994	1,122
	Reliance Worldwide Corp. Ltd.	295,795	1,121
	Downer EDI Ltd.	248,741	1,075
*	Qantas Airways Ltd.	277,374	1,052
	AusNet Services	686,120	1,004
	Worley Ltd.	117,174	972
*	Star Entertainment Grp Ltd.	305,789	935
	Altium Ltd.	40,652	927
*	Vocus Group Ltd.	211,206	890
	Orora Ltd.	363,449	889
	IDP Education Ltd.	50,209	877
*	Champion Iron Ltd.	168,071	877
	Eagers Automotive Ltd.	72,137	868
	Harvey Norman Holdings Ltd.	211,657	859
*	Pilbara Minerals Ltd.	972,579	847
	CSR Ltd.	172,553	792
	Charter Hall Long Wale REIT	208,993	787
	WiseTech Global Ltd.	32,488	782
	Sims Ltd.	64,418	781
[1]	Seven Group Holdings Ltd.	46,852	774
[1]	Washington H Soul Pattinson & Co. Ltd.	32,239	751
	nib holdings Ltd.	157,218	748
	Shopping Centres Australasia Property Group	385,132	740
[2]	Viva Energy Group Ltd.	485,305	729
	Bapcor Ltd.	119,592	711
	ARB Corp. Ltd.	23,312	699
	Link Administration Holdings Ltd.	181,410	695
	Healius Ltd.	218,206	694
*	Domain Holdings Australia Ltd.	169,873	663
*,1	Flight Centre Travel Group Ltd.	50,463	647
	Beach Energy Ltd.	664,200	644
	GUD Holdings Ltd.	61,137	629
	IOOF Holdings Ltd.	222,834	626
*	Orocobre Ltd.	120,988	623
*	Nufarm Ltd.	154,478	620

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Chalice Mining Ltd.	115,283	607
	Bega Cheese Ltd.	122,457	602
	Premier Investments Ltd.	28,706	581
*	Corporate Travel Management Ltd.	40,888	579
*	De Grey Mining Ltd.	517,915	575
	Imdex Ltd.	395,218	575
*	Megaport Ltd.	51,207	566
	TPG Telecom Ltd.	132,802	564
	Elders Ltd.	60,037	563
*,1	PointsBet Holdings Ltd.	53,937	562
	Pendal Group Ltd.	97,935	556
	GrainCorp Ltd. Class A	141,026	555
	Codan Ltd.	40,317	552
	IRESS Ltd.	70,695	549
	BWP Trust	171,794	547
	National Storage REIT	347,242	539
	Platinum Asset Management Ltd.	145,485	528
	Charter Hall Retail REIT	182,119	522
	Perpetual Ltd.	19,584	522
	Pro Medicus Ltd.	14,264	518
[1]	CIMIC Group Ltd.	34,447	513
	Waypoint REIT	266,983	513
	Super Retail Group Ltd.	55,606	511
*	Galaxy Resources Ltd.	170,224	510
*,1	Uniti Group Ltd.	239,223	508
*,1	Piedmont Lithium Ltd.	724,058	506
*	PolyNovo Ltd.	214,784	495
	Abacus Property Group	210,172	490
	Appen Ltd.	40,273	485
	Costa Group Holdings Ltd.	135,146	485
	Bingo Industries Ltd.	184,631	485
	Deterra Royalties Ltd.	144,177	483
	Credit Corp Group Ltd.	21,268	473
[1]	Webjet Ltd.	123,359	471
*	EML Payments Ltd.	105,956	463
*	City Chic Collective Ltd.	127,019	456
	SeaLink Travel Group Ltd.	57,576	447
	Ingenia Communities Group	108,672	443
	Technology One Ltd.	59,623	435
	Adbri Ltd.	172,872	427
	Nickel Mines Ltd.	487,238	425
	InvoCare Ltd.	48,562	423
*	Nanosonics Ltd.	89,279	414
*	Silver Lake Resources Ltd.	310,618	413
*	Perseus Mining Ltd.	432,402	405
	Centuria Industrial REIT	148,941	399
	HUB24 Ltd.	19,929	387
	EVENT Hospitality and Entertainment Ltd.	39,152	384
	Cromwell Property Group	567,566	382
	Regis Resources Ltd.	191,233	381
[1]	Clinuvel Pharmaceuticals Ltd.	17,026	380
	AUB Group Ltd.	23,446	368
*,1	Temple & Webster Group Ltd.	44,749	366
	Aventus Group	159,073	364
	Netwealth Group Ltd.	31,459	360
	St. Barbara Ltd.	253,880	359
	Lifestyle Communities Ltd.	32,898	354
	Ramelius Resources Ltd.	266,188	345
	Australian Finance Group Ltd.	158,045	342
	Centuria Capital Group	162,833	334
	United Malt Grp Ltd.	94,310	332

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Sandfire Resources Ltd.	63,961	327
	Accent Group Ltd.	144,190	326
*,1	Tyro Payments Ltd.	112,690	324
	Arena REIT	120,939	301
	IPH Ltd.	54,206	296
	Monadelphous Group Ltd.	29,944	293
	Collins Foods Ltd.	33,101	290
	Centuria Office REIT	170,204	289
	Australian Ethical Investment Ltd.	42,777	287
	Gold Road Resources Ltd.	290,876	284
*	Telix Pharmaceuticals Ltd.	99,039	284
	Brickworks Ltd.	18,036	282
	Pinnacle Investment Management Group Ltd.	34,594	282
*	Whitehaven Coal Ltd.	286,695	281
	Data#3 Ltd.	58,914	281
	G8 Education Ltd.	359,410	276
[1]	Blackmores Ltd.	4,988	275
	Omni Bridgeway Ltd.	94,211	273
	Growthpoint Properties Australia Ltd.	92,600	268
*	West African Resources Ltd.	358,465	264
*	Karoon Energy Ltd.	268,395	263
	NRW Holdings Ltd.	174,335	260
	Charter Hall Social Infrastructure REIT	102,041	255
*,1	Mesoblast Ltd.	165,895	252
	GWA Group Ltd.	108,684	250
*	Marley Spoon AG GDR	117,806	240
*,1	Redbubble Ltd.	74,363	234
	Baby Bunting Group Ltd.	48,163	232
	Rural Funds Group	122,836	230
	Inghams Group Ltd.	88,279	222
	Tassal Group Ltd.	77,455	220
	Genworth Mortgage Insurance Australia Ltd.	104,301	219
*	oOh!media Ltd.	165,108	217
*	Westgold Resources Ltd.	130,456	215
*	nearmap Ltd.	127,771	209
*,1	Australian Strategic Materials Ltd.	55,606	205
	Select Harvests Ltd.	43,244	204
	Mount Gibson Iron Ltd.	286,220	204
	Austal Ltd.	109,789	204
*,1	Bellevue Gold Ltd.	280,924	202
	Hansen Technologies Ltd.	45,591	200
*	Fineos Corp. Ltd. GDR	64,697	195
[1]	Kogan.com Ltd.	22,722	193
	Perenti Global Ltd.	228,452	191
	SmartGroup Corp. Ltd.	34,915	189
	Asaleo Care Ltd.	172,834	188
	Pact Group Holdings Ltd.	65,730	184
	Lovisa Holdings Ltd.	16,436	184
*,1	Emeco Holdings Ltd.	242,499	177
*	Australian Agricultural Co. Ltd.	198,343	176
*	Mayne Pharma Group Ltd.	564,865	176
	Hotel Property Investments	74,201	176
[1]	Jumbo Interactive Ltd.	16,258	176
	Infomedia Ltd.	145,778	176
*	Seven West Media Ltd.	466,784	170
	GDI Property Group	205,497	169
	BWX Ltd.	45,372	164
	Bravura Solutions Ltd.	75,685	164
	Integral Diagnostics Ltd.	45,882	161
	APN Industria REIT	67,515	161
[1]	Dicker Data Ltd.	19,419	157

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*,1	Resolute Mining Ltd.	410,631	153
	Western Areas Ltd.	85,860	152
*	Starpharma Holdings Ltd. Class A	117,462	152
	Sigma Healthcare Ltd.	325,671	150
	Australian Pharmaceutical Industries Ltd.	154,238	141
*,1	Andromeda Metals Ltd.	811,258	140
*,1	Electro Optic Systems Holdings Ltd.	38,619	137
*,1	Syrah Resources Ltd.	148,491	134
	McMillan Shakespeare Ltd.	15,440	132
	Aurelia Metals Ltd.	391,770	126
*,1	Eclipx Group Ltd.	79,787	117
*,1	Paradigm Biopharmaceuticals Ltd.	65,623	116
*	Estia Health Ltd.	60,540	114
*	Cooper Energy Ltd.	597,256	112
	MyState Ltd.	32,892	111
	Jupiter Mines Ltd.	422,476	110
*	Southern Cross Media Group Ltd.	76,125	109
	Cedar Woods Properties Ltd.	18,566	105
	Service Stream Ltd.	133,412	105
*	Opthea Ltd.	93,159	103
*,2,3	Coronado Global Resources Inc. GDR	216,137	98
	Senex Energy Ltd.	39,951	96
*,1	Carnarvon Petroleum Ltd.	469,345	94
	OFX Group Ltd.	100,137	93
*	AMA Group Ltd.	211,492	90
	Macmahon Holdings Ltd.	608,142	89
	Virtus Health Ltd.	18,856	83
*,1,3	Alkane Resources Ltd.	147,212	83
*,1	Capricorn Metals Ltd.	61,193	80
*	New Century Resources Ltd.	530,714	75
	SG Fleet Group Ltd.	31,301	73
*	Superloop Ltd.	90,060	72
*	Humm Group Ltd.	96,019	66
*	Audinate Group Ltd.	10,282	64
	New Hope Corp. Ltd.	68,583	61
*,1	Bubs Australia Ltd.	168,022	53
*	Japara Healthcare Ltd.	64,092	50
	Regis Healthcare Ltd.	27,703	49
*	Dacian Gold Ltd.	165,962	45
	Navigator Global Investments Ltd.	36,584	43
	MACA Ltd.	54,308	39
*	Myer Holdings Ltd.	155,860	38
*,3	Juno Minerals Ltd.	25,879	5
*,3	Liquefied Natural Gas Ltd.	123,849	4
*,1,3	SpeedCast International Ltd.	68,230	—
*,3	Bgp Holdings plc	197,753	—
	Regis Resources Ltd. Rights Exp. 5/5/21	58,042	—
			588,016
Austria (0.1%)
	Erste Group Bank AG	123,221	4,380
	OMV AG	57,514	2,827
	Verbund AG	26,193	2,151
	Wienerberger AG	48,193	1,889
	voestalpine AG	40,967	1,777
	ANDRITZ AG	25,793	1,402
	Raiffeisen Bank International AG	56,949	1,244
	CA Immobilien Anlagen AG	27,257	1,195
[2]	BAWAG Group AG	21,474	1,158
*	IMMOFINANZ AG	44,045	916
	Lenzing AG	6,768	893
	Mayr Melnhof Karton AG	2,996	622

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
[1]	Oesterreichische Post AG	12,820	568
	Telekom Austria AG Class A	63,074	516
	S IMMO AG	16,526	429
	AT&S Austria Technologie & Systemtechnik AG	9,422	363
	Vienna Insurance Group AG Wiener Versicherung Gruppe	13,000	349
	UNIQA Insurance Group AG	42,174	339
	EVN AG	12,654	289
	DO & CO AG	2,752	235
	Schoeller-Bleckmann Oilfield Equipment AG	5,345	228
	Strabag SE (Bearer)	5,036	200
	Flughafen Wien AG	3,428	125
	Palfinger AG	2,713	122
	Agrana Beteiligungs AG	3,459	75
	Porr AG	1,992	38
			24,330
Belgium (0.3%)
	Anheuser-Busch InBev SA	324,994	23,020
	KBC Group NV	108,932	8,452
*	Argenx SE	20,616	5,924
	Umicore SA	85,372	5,187
	UCB SA	50,278	4,656
	Groupe Bruxelles Lambert SA	42,175	4,612
	Ageas SA	74,136	4,484
	Solvay SA	25,704	3,269
	Sofina SA	5,699	2,165
	Warehouses De Pauw CVA	52,767	1,861
[1]	Elia Group SA	15,912	1,722
	Cofinimmo SA	9,740	1,493
	Aedifica SA	12,073	1,475
*	Galapagos NV	17,964	1,399
	Ackermans & van Haaren NV	8,022	1,283
	Proximus SADP	55,968	1,192
	Etablissements Franz Colruyt NV	18,389	1,090
	D'ieteren SA NV	8,543	928
	Euronav NV	99,526	858
*	Fagron	32,795	736
	Telenet Group Holding NV	16,754	716
	Melexis NV	6,572	715
*	Barco NV	24,185	615
	KBC Ancora	13,214	577
	Xior Student Housing NV	9,561	534
*	Montea CVA	4,852	532
	Bekaert SA	12,070	530
	VGP NV	2,681	468
*	Tessenderlo Group SA	9,918	423
	bpost SA	38,427	408
	Shurgard Self Storage SA	8,733	406
	Gimv NV	6,225	391
	Ontex Group NV	29,502	385
*	AGFA-Gevaert NV	66,622	328
	Befimmo SA	7,515	320
	Retail Estates NV	3,893	299
	Cie d'Entreprises CFE	2,720	275
	Orange Belgium SA	9,315	246
	Econocom Group SA NV	56,008	224
[1]	Kinepolis Group NV	3,966	215
*,1	Mithra Pharmaceuticals SA	4,335	124
	Wereldhave Belgium Comm VA	1,657	90
	Van de Velde NV	1,942	60
			84,687

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
Brazil (0.6%)
	Vale SA	838,199	16,822
	Vale SA Class B ADR	457,354	9,202
	B3 SA - Brasil Bolsa Balcao	798,062	7,566
	Itau Unibanco Holding SA Preference Shares	1,454,883	7,373
	Petroleo Brasileiro SA Preference Shares	1,485,992	6,461
	Banco Bradesco SA Preference Shares	1,180,332	5,182
	Petroleo Brasileiro SA	1,128,315	4,798
	Weg SA	602,584	3,884
	Banco Bradesco SA ADR	890,358	3,873
	Magazine Luiza SA	1,027,264	3,788
*	Suzano SA	284,815	3,601
*	Natura & Co. Holding SA	360,079	3,231
	Itausa SA Preference Shares	1,733,693	3,211
	Ambev SA	1,114,409	3,065
	Notre Dame Intermedica Participacoes SA	201,506	3,015
	Itau Unibanco Holding SA ADR	512,611	2,563
	Localiza Rent a Car SA	208,757	2,471
	Lojas Renner SA	300,404	2,234
	Raia Drogasil SA	459,200	2,223
	JBS SA	382,398	2,120
	Cosan SA	118,938	1,972
	Banco BTG Pactual SA (BVMF)	90,281	1,791
	Banco Do Brasil SA	325,820	1,778
*	Rumo SA	474,916	1,749
	Ambev SA ADR	612,459	1,703
	Petroleo Brasileiro SA ADR	195,307	1,689
	Gerdau SA Preference Shares	272,300	1,665
	Equatorial Energia SA	353,576	1,633
	Telefonica Brasil SA	177,164	1,409
	Cia Siderurgica Nacional SA	153,700	1,392
	Lojas Americanas SA Preference Shares (BVMF)	336,853	1,294
	BB Seguridade Participacoes SA	305,539	1,256
	Hypera SA	185,512	1,184
	Petrobras Distribuidora SA	273,548	1,134
*	Azul SA Preference Shares	159,936	1,134
	Ultrapar Participacoes SA	288,096	1,120
[2]	Hapvida Participacoes e Investimentos SA	414,912	1,103
	Bradespar SA Preference Shares	84,300	1,102
	Petroleo Brasileiro SA ADR (XNYS)	129,754	1,100
	Totvs SA	187,537	1,074
	Centrais Eletricas Brasileiras SA	150,882	1,022
	Cia de Saneamento Basico do Estado de Sao Paulo	129,700	1,021
	Banco Santander Brasil SA	137,300	974
*	Via Varejo SA	442,589	964
	Sendas Distribuidora SA	63,121	940
*	BRF SA	243,224	931
*	B2w Cia Digital	74,987	929
	Banco Bradesco SA	242,635	923
	CCR SA	409,344	907
	Centrais Eletricas Brasileiras SA Preference Shares	122,300	833
[2]	Banco Inter SA Preference Shares	57,402	823
[2]	Locaweb Servicos de Internet SA	154,637	819
	Sul America SA	134,790	812
	Cia Siderurgica Nacional SA ADR	89,670	809
	Cia Energetica de Minas Gerais Preference Shares	314,626	802
*	Petro Rio SA	46,555	785
	Cosan SA ADR	47,780	783
*	Embraer SA	273,400	775
[2]	Rede D'Or Sao Luiz SA	58,227	771
	Banco Inter SA	55,072	768

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Transmissora Alianca de Energia Eletrica SA	96,527	743
	Metalurgica Gerdau SA Preference Shares	270,100	739
	Energisa SA	89,015	722
*	Eneva SA	244,568	660
	Cia de Locacao das Americas	135,937	660
	TIM SA	288,300	647
*	Braskem SA Preference Shares	64,180	620
*	Klabin SA	120,400	618
	Atacadao SA	150,471	602
	YDUQS Part	106,000	571
	Usinas Siderurgicas De Minas Gerais SAUsiminas Preference Shares	136,371	564
	Arezzo Industria e Comercio SA	38,200	532
	Cia Energetica de Minas Gerais	168,200	523
*	BR Malls Participacoes SA	295,118	517
	Light SA	151,589	489
	Marfrig Global Foods SA	132,491	473
	Cia Brasileira de Distribuicao	63,121	473
	Boa Vista Servicos SA	189,900	472
*	Cogna Educacao	658,273	469
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	108,098	468
	Engie Brasil Energia SA	62,075	465
	Qualicorp Consultoria e Corretora de Seguros SA	89,700	447
	Irb Brasil Resseguros S/A	393,981	442
	EDP - Energias do Brasil SA	127,367	441
*	Alpargatas SA Preference Shares	59,861	438
	Duratex SA	99,885	436
	Banco Inter SA	9,891	422
	Fleury SA	86,200	405
	CPFL Energia SA	72,900	394
	Sao Martinho SA	67,100	385
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	76,808	382
	Kinea Indice de Precos FII	18,318	381
	Itau Unibanco Holding SA	83,244	375
	Multiplan Empreendimentos Imobiliarios SA	86,921	369
	Linx SA	52,500	366
	Banco Pan SA Preference Shares	106,700	361
*	CVC Brasil Operadora e Agencia de Viagens SA	79,644	351
	Cia de Saneamento de Minas Gerais-COPASA	99,867	309
	Porto Seguro SA	33,872	308
	Alupar Investimento SA	61,658	305
	Usinas Siderurgicas de Minas Gerais SA Usiminas	70,700	302
	Santos Brasil Participacoes SA	229,523	298
	MRV Engenharia e Participacoes SA	92,700	296
*	Omega Geracao SA	39,615	286
	Cia Energetica de Sao Paulo Preference Shares	60,785	283
	Cia de Saneamento do Parana	71,580	278
	SLC Agricola SA	30,800	277
	Pet Center Comercio E Participacoes SA	61,900	275
	Lojas Americanas SA (BVMF)	74,565	272
*	Anima Holding SA	132,984	265
	Cia Paranaense de Energia Preference Shares	227,000	262
*	Gol Linhas Aereas Inteligentes SA Preference Shares	59,544	257
	Neoenergia SA	86,100	254
	CSHG Logistica FI Imobiliario	7,912	253
*	Grupo SBF SA	51,109	245
	Cielo SA	383,088	243
	Aliansce Sonae Shopping Centers SA	50,598	239
	Cia Paranaense de Energia	231,000	234
	Odontoprev SA	92,000	216
	Iguatemi Empresa de Shopping Centers SA	31,500	213
	Ez Tec Empreendimentos e Participacoes SA	33,961	202

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	AES Brasil Energia SA	79,497	201
*	Hidrovias do Brasil SA	151,300	188
	Cia Hering	37,140	187
	M Dias Branco SA	37,300	183
	Randon SAImplementos E Participacoes Preference Shares	71,064	182
	Lojas Quero Quero SA	54,300	181
*	EcoRodovias Infraestrutura e Logistica SA	81,353	180
	Unipar Carbocloro SA Preference Shares	11,970	171
	SIMPAR SA	20,818	166
	Minerva SA	91,760	164
	Movida Participacoes SA	52,800	164
	LOG Commercial Properties e Participacoes SA	29,615	161
	Vivara Participacoes SA	33,200	153
	BR Properties SA	89,835	148
	Grendene SA	94,600	142
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	62,398	141
	Construtora Tenda SA	27,118	129
*	GRUPO DE MODA SOMA SA	57,700	129
*	BK Brasil Operacao e Assessoria a Restaurantes SA	65,544	119
	Marcopolo SA Preference Shares	231,609	111
	JHSF Participacoes SA	87,847	110
	Cia de Saneamento do Parana Preference Shares	139,400	109
*	Tupy SA	23,300	100
*	Iochpe Maxion SA	37,596	94
	Guararapes Confeccoes SA	29,000	90
	Camil Alimentos SA	47,300	87
*	Ambipar Participacoes e Empreendimentos SA	15,900	85
*	C&a Modas Ltda	35,000	79
	Smiles Fidelidade SA	19,500	77
	Direcional Engenharia SA	28,542	67
	Even Construtora e Incorporadora SA	35,991	64
	Enauta Participacoes SA	23,045	64
	Jereissati Participacoes SA	12,761	63
	Mahle-Metal Leve SA	12,100	59
[2]	Ser Educacional SA	23,047	55
	Wiz Solucoes e Corretagem de Seguros SA	25,310	54
	Instituto Hermes Pardini SA	12,400	43
	TIM SA ADR	562	6
			171,656
Canada (2.8%)
	Royal Bank of Canada	559,022	53,353
	Toronto-Dominion Bank	705,399	48,494
*	Shopify Inc. Class A (XTSE)	30,141	35,642
	Enbridge Inc.	794,858	30,659
	Canadian National Railway Co.	280,104	30,156
	Bank of Nova Scotia	471,326	30,013
	Brookfield Asset Management Inc. Class A	526,351	23,993
[1]	Bank of Montreal	250,654	23,657
	Canadian Pacific Railway Ltd.	53,281	19,884
	TC Energy Corp.	389,823	19,286
	Canadian Imperial Bank of Commerce	170,079	17,681
	Manulife Financial Corp.	761,736	16,633
*	Shopify Inc. Class A	13,581	16,031
	Canadian Natural Resources Ltd.	461,639	14,013
	Suncor Energy Inc.	609,356	13,033
	Sun Life Financial Inc.	233,512	12,597
	Nutrien Ltd.	226,367	12,496
	Waste Connections Inc.	104,452	12,443
	Constellation Software Inc.	7,666	11,251
	Alimentation Couche-Tard Inc. Class B	323,455	10,960
	Barrick Gold Corp. (XLON)	496,923	10,588

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Franco-Nevada Corp.	75,251	10,483
	Magna International Inc.	109,619	10,352
	National Bank of Canada	134,045	9,745
	Fortis Inc.	185,373	8,269
	Restaurant Brands International Inc.	118,446	8,134
*	CGI Inc.	90,143	7,975
	Wheaton Precious Metals Corp.	182,049	7,552
	Intact Financial Corp.	56,676	7,533
[1]	Pembina Pipeline Corp.	225,022	6,946
	Rogers Communications Inc. Class B	139,279	6,860
	Power Corp. of Canada	222,233	6,473
	Thomson Reuters Corp.	66,694	6,185
	Agnico Eagle Mines Ltd.	97,661	6,104
	BCE Inc.	118,791	5,615
	Dollarama Inc.	119,881	5,587
	Shaw Communications Inc. Class B	186,018	5,388
	First Quantum Minerals Ltd.	230,808	5,320
	Open Text Corp.	110,680	5,212
	Fairfax Financial Holdings Ltd.	10,968	5,011
	Metro Inc.	104,560	4,791
	WSP Global Inc.	45,553	4,730
	Barrick Gold Corp.	214,008	4,565
[1]	Emera Inc.	99,196	4,509
	Kirkland Lake Gold Ltd.	114,153	4,241
	Cenovus Energy Inc.	528,575	4,115
*	Bausch Health Cos. Inc.	126,006	4,057
	Algonquin Power & Utilities Corp.	251,379	4,056
	Teck Resources Ltd. Class B	190,268	4,026
	Kinross Gold Corp.	522,181	3,675
[1]	Canadian Tire Corp. Ltd. Class A	22,552	3,595
	Loblaw Cos. Ltd.	63,935	3,550
*	CAE Inc.	112,069	3,510
	TELUS Corp.	159,845	3,316
	CCL Industries Inc. Class B	58,199	3,304
	TFI International Inc.	34,803	3,049
	Lundin Mining Corp.	248,217	2,999
	Great-West Lifeco Inc.	99,020	2,871
[1]	Canadian Apartment Properties REIT	63,950	2,843
[2]	Hydro One Ltd.	117,081	2,807
	Saputo Inc.	87,530	2,782
	Ritchie Bros Auctioneers Inc.	43,441	2,763
*	Gildan Activewear Inc.	78,235	2,715
	Northland Power Inc.	77,482	2,669
	Cameco Corp.	158,347	2,662
	Pan American Silver Corp.	82,934	2,637
*,1	Canopy Growth Corp.	93,462	2,521
	Imperial Oil Ltd.	83,791	2,420
	Inter Pipeline Ltd.	165,529	2,413
	TMX Group Ltd.	21,579	2,378
	George Weston Ltd.	26,653	2,353
	West Fraser Timber Co. Ltd.	30,375	2,345
[1]	Toromont Industries Ltd.	29,151	2,324
*	Descartes Systems Group Inc.	35,779	2,289
	Keyera Corp.	99,848	2,283
	Empire Co. Ltd. Class A	70,272	2,210
	iA Financial Corp. Inc.	39,145	2,204
	FirstService Corp.	13,443	2,184
*,1	Ballard Power Systems Inc.	96,245	2,102
[1]	RioCan REIT	117,010	2,001
	Tourmaline Oil Corp.	92,542	1,997
	Onex Corp.	29,592	1,981

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Element Fleet Management Corp.	161,304	1,975
	Stantec Inc.	41,759	1,955
[1]	AltaGas Ltd.	101,441	1,896
	Quebecor Inc. Class B	69,877	1,879
*	Lightspeed POS Inc.	26,377	1,842
*,1	Aphria Inc.	119,562	1,837
	B2Gold Corp.	376,471	1,813
*	BlackBerry Ltd.	204,661	1,810
	Parkland Corp.	55,816	1,793
*	Ivanhoe Mines Ltd. Class A	253,725	1,790
	GFL Environmental Inc.	51,753	1,705
	ARC Resources Ltd.	264,502	1,663
	Yamana Gold Inc.	357,414	1,637
	SNC-Lavalin Group Inc.	71,410	1,597
	Finning International Inc.	61,282	1,595
	Allied Properties REIT	45,468	1,578
	Capital Power Corp.	48,678	1,552
	BRP Inc.	16,226	1,491
	Brookfield Renewable Corp. Class A	35,688	1,480
	Granite REIT	23,093	1,478
	Boyd Group Services Inc.	7,926	1,472
	Endeavour Mining Corp.	67,100	1,397
	H&R REIT	110,674	1,371
	Canadian Utilities Ltd. Class A	46,294	1,323
	Premium Brands Holdings Corp. Class A	13,410	1,305
	SSR Mining Inc.	79,372	1,260
	Gibson Energy Inc.	68,335	1,248
*	Kinaxis Inc.	9,678	1,248
	First Capital REIT	86,150	1,241
*	Air Canada Class A	61,524	1,240
	SmartCentres REIT	52,716	1,227
	Colliers International Group Inc.	11,322	1,225
	Alamos Gold Inc. Class A	146,320	1,173
	CI Financial Corp.	71,976	1,157
*,1	First Majestic Silver Corp.	75,385	1,142
	PrairieSky Royalty Ltd.	102,357	1,098
[1]	Choice Properties REIT	92,652	1,051
	IGM Financial Inc.	28,755	1,027
	TransAlta Corp.	104,337	1,025
	Stella-Jones Inc.	23,810	996
	Boralex Inc. Class A	30,484	977
	Linamar Corp.	16,299	955
	Atco Ltd. Class I	27,191	933
*	Parex Resources Inc.	48,843	920
	Primo Water Corp.	54,567	912
	Methanex Corp.	24,063	879
	Canadian Western Bank	30,681	844
	Chartwell Retirement Residences	82,663	841
	Cargojet Inc.	5,577	821
*	Canada Goose Holdings Inc.	19,290	815
	Brookfield Infrastructure Corp. Class A	11,312	811
*	Novagold Resources Inc.	90,139	810
	Innergex Renewable Energy Inc.	47,094	805
	Whitecap Resources Inc.	182,240	798
	Maple Leaf Foods Inc.	34,402	794
*	Great Canadian Gaming Corp.	21,143	763
*	Equinox Gold Corp.	93,322	755
	Superior Plus Corp.	61,160	747
	Crescent Point Energy Corp.	185,800	733
	Osisko Gold Royalties Ltd.	59,916	723
*	Pretium Resources Inc.	68,690	721

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Centerra Gold Inc.	77,162	712
	Enghouse Systems Ltd.	14,501	687
*	ATS Automation Tooling Systems Inc.	27,635	667
*	Turquoise Hill Resources Ltd.	37,125	653
*,1	Aurora Cannabis Inc.	72,647	647
*	Eldorado Gold Corp.	62,830	621
*,1	Bombardier Inc. Class B	819,003	613
	Hudbay Minerals Inc.	79,265	592
	TransAlta Renewables Inc.	37,359	592
*	Canfor Corp.	23,459	586
*	MEG Energy Corp.	105,341	582
*,1	Cronos Group Inc.	70,696	577
*	IAMGOLD Corp.	177,175	554
	Laurentian Bank of Canada	15,982	553
*	Vermilion Energy Inc.	74,168	550
*	Home Capital Group Inc. Class B	20,552	543
	Cascades Inc.	44,345	520
[1]	Enerplus Corp.	95,216	512
	ECN Capital Corp.	75,845	508
	Transcontinental Inc. Class A	25,901	491
	North West Co. Inc.	16,800	484
	Dye & Durham Ltd.	13,925	484
	Cominar REIT	60,240	478
	Russel Metals Inc.	20,671	474
	Winpak Ltd.	13,570	471
	Aecon Group Inc.	30,083	457
	NFI Group Inc.	19,177	430
[1]	Boardwalk REIT	14,268	426
*	OceanaGold Corp.	248,586	415
*	Torex Gold Resources Inc.	33,404	404
	Artis REIT	43,300	383
	Cogeco Communications Inc.	3,793	360
	Mullen Group Ltd.	32,690	358
*	Celestica Inc.	40,101	334
	Martinrea International Inc.	29,300	318
[1]	First National Financial Corp.	7,029	295
[1]	Dream Office REIT	15,117	260
[1]	Westshore Terminals Investment Corp.	14,700	240
	Canadian Imperial Bank of Commerce (XTSE)	1,229	128
[1]	GFL Environmental Inc. (XTSE)	1,460	48
*,1	Bombardier Inc. Class A	7,478	7
			819,412
Chile (0.1%)
	Sociedad Quimica y Minera de Chile SA ADR	39,977	2,108
	Empresas COPEC SA	182,930	1,970
	Banco De Chile	17,333,267	1,856
	Saci Falabella	354,083	1,599
	Empresas CMPC SA	431,120	1,198
	Sociedad Quimica y Minera de Chile SA Class B Preference Shares	21,353	1,125
	Enel Americas SA	7,732,643	1,101
	Banco Santander Chile SA	19,589,525	1,075
	Cencosud SA	483,365	1,004
	Banco de Credito e Inversiones SA	16,629	772
	Colbun SA	3,109,604	534
	Cia Cervecerias Unidas SA	55,525	511
	Enel Chile SA	6,806,084	464
	CAP SA	25,734	459
	Banco Santander Chile ADR	18,759	417
*	Cia Sud Americana de Vapores SA	6,023,168	364
	Parque Arauco SA	209,058	325
	Empresa Nacional de Telecomunicaciones SA	52,751	296

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Aguas Andinas SA Class A	974,615	277
	Inversiones Aguas Metropolitanas SA	349,036	269
	Cencosud Shopping SA	161,428	264
	Plaza SA	137,445	232
	Enel Chile SA ADR	65,984	230
*	Itau CorpBanca Chile SA	61,154,961	208
	Vina Concha y Toro SA	117,757	206
	AES Gener SA	1,218,430	200
	Ripley Corp. SA	580,437	185
	Engie Energia Chile SA	169,857	179
	SMU SA	1,180,463	170
	Embotelladora Andina SA Preference Shares	61,493	147
*	Latam Airlines Group SA	77,515	141
	Salfacorp SA	196,211	137
	SONDA SA	157,659	100
	Besalco SA	138,378	92
	Inversiones La Construccion SA	9,475	64
	Enel Americas SA ADR	303	2
			20,281
China (4.4%)
	Tencent Holdings Ltd.	2,332,302	186,052
*	Alibaba Group Holding Ltd.	5,549,620	160,427
*,2	Meituan Class B	1,499,557	57,395
	China Construction Bank Corp. Class H	36,522,026	28,828
*	JD.com Inc. ADR	341,308	26,404
*	Baidu Inc. ADR	110,420	23,225
	Ping An Insurance Group Co. of China Ltd. Class H	2,118,966	23,102
*	NIO Inc. ADR	492,523	19,622
	Industrial & Commercial Bank of China Ltd. Class H	29,461,245	19,117
*,2	Wuxi Biologics Cayman Inc.	1,250,740	17,558
	NetEase Inc. ADR	150,834	16,902
*	Pinduoduo Inc. ADR	114,657	15,356
*	China Merchants Bank Co. Ltd. Class H	1,504,398	12,084
	Bank of China Ltd. Class H	28,777,410	11,417
*	Kweichow Moutai Co. Ltd. Class A	35,199	10,874
*	TAL Education Group ADR	155,814	8,874
*	New Oriental Education & Technology Group Inc. ADR	576,896	8,803
	ANTA Sports Products Ltd.	444,000	7,920
*	Trip.com Group Ltd. ADR	199,322	7,789
	Shenzhou International Group Holdings Ltd.	320,266	7,046
	Li Ning Co. Ltd.	838,749	6,807
*	Bilibili Inc. ADR	61,168	6,781
	Sunny Optical Technology Group Co. Ltd.	273,200	6,623
	BYD Co. Ltd. Class H	298,460	6,206
	Ping An Insurance Group Co. of China Ltd. Class A	552,517	6,174
	Country Garden Services Holdings Co. Ltd.	582,141	6,098
*	China Mengniu Dairy Co. Ltd.	1,119,000	5,989
*	Alibaba Health Information Technology Ltd.	1,886,000	5,741
*,2	Innovent Biologics Inc.	527,941	5,726
	China Life Insurance Co. Ltd. Class H	2,761,271	5,598
	Geely Automobile Holdings Ltd.	2,128,200	5,543
	ENN Energy Holdings Ltd.	322,318	5,500
	ZTO Express Cayman Inc. ADR	170,240	5,475
	China Resources Land Ltd.	1,141,909	5,346
	China Resources Beer Holdings Co. Ltd.	646,681	5,209
*	Vipshop Holdings Ltd. ADR	168,021	5,170
	China Petroleum and Chemical Corp. (Sinopec) Class H	9,873,337	4,870
*	Zai Lab Ltd. ADR	29,131	4,842
[2]	Longfor Group Holdings Ltd.	758,100	4,709
	Agricultural Bank of China Class H	12,003,500	4,650
*	Wuliangye Yibin Co. Ltd. Class A	103,800	4,549

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	China Merchants Bank Co. Ltd. Class A	555,549	4,514
	CSPC Pharmaceutical Group Ltd.	3,546,000	4,377
	China Gas Holdings Ltd.	1,197,674	4,317
	Sino Biopharmaceutical Ltd.	3,993,250	4,285
*	Huazhu Group Ltd. ADR	71,642	4,224
	China Overseas Land & Investment Ltd.	1,631,980	4,130
	Sunac China Holdings Ltd.	1,043,400	4,047
	Country Garden Holdings Co.	3,227,230	3,836
*	GDS Holdings Ltd. ADR	45,243	3,754
	China Pacific Insurance Group Co. Ltd. Class H	1,024,400	3,687
*	Kingdee International Software Group Co. Ltd.	1,102,000	3,629
*	Haier Smart Home Co. Ltd. Class H	840,000	3,612
	China Conch Venture Holdings Ltd.	759,498	3,584
*,2	Kuaishou Technology	104,500	3,538
*	Li Auto Inc. ADR	167,541	3,307
*	Zijin Mining Group Co. Ltd. Class H	2,327,301	3,252
*	Tencent Music Entertainment Group ADR	181,153	3,156
[2]	China Feihe Ltd.	1,080,000	3,069
*	Industrial & Commercial Bank of China Ltd. Class A	3,874,685	3,069
	Great Wall Motor Co. Ltd. Class H	1,232,058	3,059
	PetroChina Co. Ltd. Class H	8,090,000	2,927
	Xinyi Solar Holdings Ltd.	1,660,200	2,769
	China Shenhua Energy Co. Ltd. Class H	1,325,500	2,761
[2]	China Tower Corp. Ltd. Class H	19,122,576	2,751
	Anhui Conch Cement Co. Ltd. Class H	457,000	2,728
*	China Tourism Group Duty Free Corp. Ltd. Class A	55,788	2,677
*,2	Smoore International Holdings Ltd.	360,000	2,540
*	China Vanke Co. Ltd. Class H	714,089	2,497
	PICC Property & Casualty Co. Ltd. Class H	2,516,330	2,463
	Kingsoft Corp. Ltd.	341,000	2,406
*	COSCO SHIPPING Holdings Co. Ltd. Class H	1,345,500	2,397
	Autohome Inc. ADR	25,752	2,388
[2]	WuXi AppTec Co. Ltd. Class H	100,380	2,365
[2]	Postal Savings Bank of China Co. Ltd. Class H	3,591,000	2,329
	Weichai Power Co. Ltd. Class H	1,002,400	2,320
[2]	Haidilao International Holding Ltd.	352,000	2,278
*	KE Holdings Inc. ADR	42,825	2,229
	China National Building Material Co. Ltd. Class H	1,532,750	2,213
*	CITIC Securities Co. Ltd. Class H	837,000	2,013
	China Longyuan Power Group Corp. Ltd. Class H	1,349,000	1,984
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	876,000	1,961
	Hengan International Group Co. Ltd.	300,230	1,940
	Citic Pacific Ltd.	1,829,000	1,921
	China Resources Gas Group Ltd.	352,000	1,905
	Kingboard Holdings Ltd.	320,840	1,895
	JOYY Inc. ADR	19,644	1,867
	Bank of Communications Ltd. Class H	2,908,058	1,857
*	Jiangsu Hengrui Medicine Co. Ltd. Class A	142,097	1,841
*,3	GCL-Poly Energy Holdings Ltd.	7,206,604	1,837
*	Industrial Bank Co. Ltd. Class A	546,200	1,831
*,1	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	287,639	1,825
*	Ping An Bank Co. Ltd. Class A	508,200	1,825
*	Agricultural Bank of China Ltd. Class A	3,687,335	1,822
	China CITIC Bank Corp. Ltd. Class H	3,408,525	1,779
	China Hongqiao Group Ltd.	1,118,000	1,765
*	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	24,388	1,751
	Zhongsheng Group Holdings Ltd.	230,500	1,743
*	Yihai International Holding Ltd.	175,000	1,702
	Guangdong Investment Ltd.	1,102,000	1,697
*,2	Ping An Healthcare and Technology Co. Ltd.	144,327	1,684
*	Muyuan Foods Co. Ltd. Class A	93,892	1,635

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*,2	Hansoh Pharmaceutical Group Co. Ltd.	380,000	1,634
*	Bank of China Ltd. Class A	3,238,700	1,625
	Shimao Group Holdings Ltd.	560,500	1,619
*,2	CanSino Biologics Inc. Class H	31,400	1,564
*	BYD Co. Ltd. Class A	62,648	1,537
*	LONGi Green Energy Technology Co. Ltd. Class A	99,689	1,521
*	Luzhou Laojiao Co. Ltd. Class A	38,500	1,513
[1]	BYD Electronic International Co. Ltd.	284,500	1,510
*,1	China Evergrande Group	890,000	1,502
*	iQIYI Inc. ADR	99,345	1,461
	Sinopharm Group Co. Ltd. Class H	472,200	1,456
*	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	22,946	1,446
	Haitong Securities Co. Ltd. Class H	1,605,539	1,436
[2]	China International Capital Corp. Ltd. Class H	558,800	1,399
*	China Life Insurance Co. Ltd. Class A	270,972	1,380
*	China Vanke Co. Ltd. Class A	313,400	1,363
*	Tsingtao Brewery Co. Ltd. Class H	150,322	1,361
*	Contemporary Amperex Technology Co. Ltd. Class A	22,240	1,336
*	XPeng Inc. ADR	44,342	1,326
	Fosun International Ltd.	910,464	1,308
	Wanhua Chemical Group Co. Ltd. Class A	82,400	1,303
*	Chongqing Zhifei Biological Products Co. Ltd. Class A	37,500	1,301
	Kunlun Energy Co. Ltd.	1,184,000	1,266
*	CITIC Securities Co. Ltd. Class A	342,500	1,259
*	Aier Eye Hospital Group Co. Ltd. Class A	108,912	1,248
*	Shanghai Pudong Development Bank Co. Ltd. Class A	804,486	1,248
	China Minsheng Banking Corp. Ltd. Class H	2,432,512	1,246
*	New China Life Insurance Co. Ltd. Class H	310,301	1,192
	China Resources Power Holdings Co. Ltd.	903,400	1,187
*	China Yangtze Power Co. Ltd. Class A	385,094	1,187
	China Everbright International Ltd.	1,886,777	1,186
*,2	Akeso Inc.	173,000	1,183
*,2	Hua Hong Semiconductor Ltd.	190,084	1,182
	CIFI Holdings Group Co. Ltd.	1,310,000	1,170
	People's Insurance Co. Group of China Ltd. Class H	3,410,000	1,166
*	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	38,995	1,157
[1,2]	Jinxin Fertility Group Ltd.	444,000	1,138
*	Daqo New Energy Corp. ADR	14,105	1,135
	Jiangxi Copper Co. Ltd. Class H	461,000	1,119
*,2	JD Health International Inc.	72,361	1,117
	China Medical System Holdings Ltd.	482,000	1,113
	China Molybdenum Co. Ltd. Class H	1,638,000	1,106
*	East Money Information Co. Ltd. Class A	219,760	1,090
*	Weibo Corp. ADR	21,480	1,083
*	360 DigiTech Inc. ADR	40,756	1,044
*,1	HengTen Networks Group Ltd.	885,200	1,043
	Far East Horizon Ltd.	897,000	1,029
*	Franshion Properties of China Ltd.	2,712,000	1,027
*	Luxshare Precision Industry Co. Ltd. Class A	180,069	1,023
*	Bank of Ningbo Co. Ltd. Class A	156,500	1,020
*	Sany Heavy Industry Co. Ltd. Class A	214,146	1,017
	China Insurance International Holdings Co. Ltd.	542,659	1,005
[3]	Brilliance China Automotive Holdings Ltd.	1,054,000	991
*	China Southern Airlines Co. Ltd. Class H	1,464,000	991
*	Zijin Mining Group Co. Ltd. Class A	584,100	987
*	21vianet Group Inc. ADR	34,851	973
*,2	Venus MedTech Hangzhou Inc. Class H	109,000	965
*	Air China Ltd. Class H	1,220,000	965
	China Resources Cement Holdings Ltd.	882,000	961
*	BOE Technology Group Co. Ltd. Class A	850,900	959
	Kingboard Laminates Holdings Ltd.	380,858	950

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*,1,2	China Merchants Securities Co. Ltd. Class H	678,160	948
	Beijing Enterprises Holdings Ltd.	290,000	946
*	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	149,800	944
	Dongfeng Motor Group Co. Ltd. Class H	1,078,000	937
*	China Galaxy Securities Co. Ltd. Class H	1,573,000	935
*,2	Hangzhou Tigermed Consulting Co. Ltd. Class H	47,500	931
[2]	Pharmaron Beijing Co. Ltd. Class H	45,100	931
*,2	Fuyao Glass Industry Group Co. Ltd. Class H	160,400	929
*,2	Jiumaojiu International Holdings Ltd.	223,000	929
*,2	Weimob Inc.	420,000	927
*	Guangzhou Automobile Group Co. Ltd. Class H	1,071,399	914
*,2	Huatai Securities Co. Ltd. Class H	638,564	911
	Agile Group Holdings Ltd.	575,500	899
	China Merchants Port Holdings Co. Ltd.	562,000	899
*	China Pacific Insurance Group Co. Ltd. Class A	176,988	897
	China Lesso Group Holdings Ltd.	353,000	888
*	Anhui Conch Cement Co. Ltd. Class A	117,500	888
[2]	CGN Power Co. Ltd. Class H	3,806,832	876
	Guangzhou R&F Properties Co. Ltd. Class H	678,600	866
	Yuexiu Property Co. Ltd.	3,747,207	866
	Hopson Development Holdings Ltd.	220,000	863
*	Chinasoft International Ltd.	764,000	856
*	SAIC Motor Corp. Ltd. Class A	276,099	855
*	China Railway Group Ltd. Class H	1,645,000	849
*,1,2	China Literature Ltd.	79,600	829
	Haitian International Holdings Ltd.	203,000	826
*,1	Gome Electrical Appliances Holdings Ltd.	5,029,720	823
	Yangzijiang Shipbuilding Holdings Ltd.	766,936	823
[2]	Yadea Group Holdings Ltd.	376,000	823
	Nine Dragons Paper Holdings Ltd.	595,000	815
	China Meidong Auto Holdings Ltd.	162,000	808
*	Sungrow Power Supply Co. Ltd. Class A	58,500	807
	Momo Inc. ADR	54,687	802
*	Beijing Enterprises Water Group Ltd.	2,101,015	802
*	Tongcheng-Elong Holdings Ltd.	320,000	801
*	Tongwei Co. Ltd. Class A	148,100	800
*	Haier Smart Home Co. Ltd. Class A	155,899	796
*	China State Construction Engineering Corp. Ltd. Class A	1,039,800	793
*	GF Securities Co. Ltd. Class H	547,000	791
*	Lufax Holding Ltd. ADR	66,332	789
*	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	14,898	778
*	Genscript Biotech Corp.	336,000	777
	Kwg Group Holdings Ltd.	481,500	771
*	Changchun High & New Technology Industry Group Inc. Class A	10,046	770
*	ZTE Corp. Class H	308,814	769
*	Zhuzhou CRRC Times Electric Co. Ltd. Class H	192,509	764
	Cosco Shipping Ports Ltd.	908,000	763
	TravelSky Technology Ltd. Class H	347,000	759
*	Ming Yuan Cloud Group Holdings Ltd.	164,000	757
*	Bank of Communications Co. Ltd. Class A	1,016,300	755
*,2	Hygeia Healthcare Holdings Co. Ltd.	96,200	754
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	127,556	752
*	Foshan Haitian Flavouring & Food Co. Ltd. Class A	28,700	749
*	China Minsheng Banking Corp. Ltd. Class A	1,032,100	749
*	Seazen Group Ltd.	702,038	748
*	China Cinda Asset Management Co. Ltd. Class H	3,785,000	744
*	Alibaba Pictures Group Ltd.	5,090,000	740
*	Yanzhou Coal Mining Co. Ltd. Class H	616,000	734
	China Power International Development Ltd.	3,199,851	733
	Fu Shou Yuan International Group Ltd.	678,000	733
[2]	Topsports International Holdings Ltd.	544,000	732

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
[1,2]	Ganfeng Lithium Co. Ltd. Class H	54,200	726
	China Education Group Holdings Ltd.	300,000	724
*	Fuyao Glass Industry Group Co. Ltd. Class A	91,400	721
	Great Wall Motor Co. Ltd. Class A	139,400	720
	Logan Group Co. Ltd.	452,000	718
*,2	InnoCare Pharma Ltd.	225,000	711
*	WuXi AppTec Co. Ltd. Class A	28,904	706
*	Anhui Gujing Distillery Co. Ltd. Class B	52,300	701
*	Canadian Solar Inc.	16,800	693
*	Will Semiconductor Co. Ltd. Shanghai Class A	14,900	692
*	Aluminum Corp. of China Ltd. Class H	1,333,331	689
	SF Holding Co. Ltd. Class A	69,598	688
*,2	Shandong Gold Mining Co. Ltd. Class H	376,050	687
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	65,800	683
	Shenzhen International Holdings Ltd.	402,000	668
*	New China Life Insurance Co. Ltd. Class A	89,100	668
*	XD Inc.	77,000	665
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	474,380	656
*	China Everbright Bank Co. Ltd. Class A	1,124,800	656
	Greentown Service Group Co. Ltd.	408,000	649
*	51job Inc. ADR	10,508	647
*	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	281,900	641
*	Eve Energy Co. Ltd. Class A	47,005	640
*	Bank of Shanghai Co. Ltd. Class A	503,837	636
*,2	Sunac Services Holdings Ltd.	200,455	620
	Sinotruk Hong Kong Ltd.	252,000	619
*	Baoshan Iron & Steel Co. Ltd. Class A	464,000	617
*	Sihuan Pharmaceutical Holdings Group Ltd.	1,546,000	617
*	Poly Developments and Holdings Group Co. Ltd. Class A	284,799	615
*	China Petroleum & Chemical Corp. Class A	924,800	610
*	Focus Media Information Technology Co. Ltd. Class A	363,700	604
	China Yongda Automobiles Services Holdings Ltd.	330,500	598
*,2	Guotai Junan Securities Co. Ltd. Class H	418,600	594
*	Shenzhen Inovance Technology Co. Ltd. Class A	43,000	592
*	Huaneng Power International Inc. Class H	1,642,000	591
[2,3]	China Huarong Asset Management Co. Ltd. Class H	4,482,000	589
*	Baozun Inc. ADR	16,759	582
	AviChina Industry & Technology Co. Ltd. Class H	907,000	582
	Perennial Energy Holdings Ltd.	295,000	582
*	China Shenhua Energy Co. Ltd. Class A	195,400	579
*,1,2	Peijia Medical Ltd.	158,000	578
	Shanghai Industrial Holdings Ltd.	369,000	570
	Shenzhen Expressway Co. Ltd. Class H	550,000	569
*	NARI Technology Co. Ltd. Class A	114,400	563
*	Sinotrans Ltd. Class H	1,224,000	559
[2]	Dali Foods Group Co. Ltd.	939,000	558
	China Traditional Chinese Medicine Holdings Co. Ltd.	962,000	549
[2]	A-Living Smart City Services Co. Ltd.	118,750	546
*	Tsingtao Brewery Co. Ltd. Class A	38,600	541
*	Kingsoft Cloud Holdings Ltd. ADR	12,251	538
*	Lens Technology Co. Ltd. Class A	133,400	536
	Flat Glass Group Co. Ltd. Class H	173,000	531
*	Daqin Railway Co. Ltd. Class A	498,400	529
*,1	GSX Techedu Inc. ADR	16,491	527
*	China Everbright Bank Co. Ltd. Class H	1,262,000	527
*	Shanghai Baosight Software Co. Ltd. Class B	139,172	524
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	42,000	524
*,1	Yeahka Ltd.	63,600	523
*	Huatai Securities Co. Ltd. Class A	211,700	520
*	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	58,350	519
	Zhejiang Expressway Co. Ltd. Class H	596,000	518

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	18,607	518
	Ever Sunshine Lifestyle Services Group Ltd.	208,000	512
	Bosideng International Holdings Ltd.	996,000	505
*	Guangdong Haid Group Co. Ltd. Class A	39,077	503
*	TCL Technology Group Corp. Class A	363,800	503
*	Noah Holdings Ltd. ADR	11,404	502
	China Oilfield Services Ltd. Class H	542,000	495
	Powerlong Real Estate Holdings Ltd.	471,000	495
*	Beijing Capital International Airport Co. Ltd. Class H	680,000	494
	Citic Pacific Special Steel Group Co. Ltd. Class A	122,910	490
*	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	266,700	484
*	Sanan Optoelectronics Co. Ltd. Class A	125,100	483
*	Ecovacs Robotics Co. Ltd. Class A	18,800	474
*	Yunnan Baiyao Group Co. Ltd. Class A	28,500	472
*,1	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	284,765	469
*,2	China Railway Signal & Communication Corp. Ltd. Class H	1,180,500	469
*	JinkoSolar Holding Co. Ltd. ADR	12,666	468
*	Ganfeng Lithium Co. Ltd. Class A	27,900	468
	China Coal Energy Co. Ltd. Class H	859,000	465
*	GoerTek Inc. Class A	80,300	465
	Ginlong Technologies Co. Ltd. Class A	14,600	462
*	Mango Excellent Media Co. Ltd. Class A	44,026	461
	Maxscend Microelectronics Co. Ltd. Class A	7,020	461
*	Guotai Junan Securities Co. Ltd. Class A	178,800	457
[2]	China Resources Pharmaceutical Group Ltd.	676,000	455
	China Aoyuan Group Ltd.	437,000	454
[2]	Legend Holdings Corp. Class H	275,100	450
*	Hangzhou Tigermed Consulting Co. Ltd. Class A	18,650	449
*	ZTE Corp. Class A	99,698	444
	Henan Shuanghui Investment & Development Co. Ltd. Class A	78,478	443
*	JD.com Inc. Class A	11,406	440
*	Shenwan Hongyuan Group Co. Ltd. Class A	629,900	439
*	Wingtech Technology Co. Ltd. Class A	33,400	438
*	Yonghui Superstores Co. Ltd. Class A	508,400	437
	China Overseas Property Holdings Ltd.	427,493	432
	Sany Heavy Equipment International Holdings Co. Ltd.	356,000	431
[1]	Kaisa Group Holdings Ltd.	989,714	430
	Gree Electric Appliances Inc. of Zhuhai Class A	46,500	429
*,1,2	Zhou Hei Ya International Holdings Co. Ltd.	351,000	429
*	Iflytek Co. Ltd. Class A	54,600	428
	Shenzhen Investment Ltd.	1,161,953	425
*,1	HUYA Inc. ADR	24,136	425
[1]	Tianneng Power International Ltd.	232,000	425
*	GF Securities Co. Ltd. Class A	182,700	418
*	Jiangsu Expressway Co. Ltd. Class A	261,600	414
	China State Construction International Holdings Ltd.	591,750	414
*	Datang International Power Generation Co. Ltd. Class H	2,792,000	413
*	Yonyou Network Technology Co. Ltd. Class A	80,667	412
*	Lifetech Scientific Corp.	759,998	410
	China Grand Pharmaceutical and Healthcare Holdings Ltd. Class A	486,080	408
	Yunnan Energy New Material Co. Ltd. Class A	19,700	408
*,2	3SBio Inc.	432,000	408
*	Niu Technologies ADR	10,728	401
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,620,000	400
*,1,2	CSC Financial Co. Ltd. Class H	340,000	396
	China Everbright Ltd.	330,000	394
	China SCE Group Holdings Ltd.	837,000	392
	Angang Steel Co. Ltd. Class H	566,800	390
*	Seazen Holdings Co. Ltd. Class A	55,900	388
	Jiangsu Expressway Co. Ltd. Class H	328,000	386
*	China Construction Bank Corp. Class A	371,200	386

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	AECC Aviation Power Co. Ltd. Class A	66,200	386
*	Topchoice Medical Corp. Class A	7,995	385
	China Communications Services Corp. Ltd. Class H	886,000	383
[2]	Hope Education Group Co. Ltd.	1,140,000	383
*	Bank of Beijing Co. Ltd. Class A	521,200	383
*	Zhejiang HangKe Technology Inc. Co. Class A	34,445	383
*	China Coal Energy Co. Ltd. Class A	353,900	382
*	Jiangsu Hengli Hydraulic Co. Ltd. Class A	28,672	380
*	Metallurgical Corp. of China Ltd. Class H	1,618,000	380
*	Baidu Inc. Class A	14,288	379
	China Merchants Securities Co. Ltd. Class A	130,987	378
*	Hainan Meilan International Airport Co. Ltd. Class H	89,000	377
*,2	Alphamab Oncology	205,000	375
*	Qingdao Haier Biomedical Co. Ltd. Class A	24,337	373
*	COFCO Meat Holdings Ltd.	734,000	372
	Lonking Holdings Ltd.	877,000	372
*	Chaozhou Three-Circle Group Co. Ltd. Class A	55,600	371
*	Bank of Hangzhou Co. Ltd. Class A	145,400	371
*,1	Ausnutria Dairy Corp. Ltd.	249,000	368
*	Western Superconducting Technologies Co. Ltd. Class A	44,887	367
*	Walvax Biotechnology Co. Ltd. Class A	38,000	366
*	Huaxia Bank Co. Ltd. Class A	379,500	366
*	Hundsun Technologies Inc. Class A	25,890	366
	Zhaojin Mining Industry Co. Ltd. Class H	402,500	365
*	China CITIC Bank Corp. Ltd. Class A	454,900	364
	Xtep International Holdings Ltd.	414,000	361
*	Pharmaron Beijing Co. Ltd. Class A	14,442	361
*	Shanghai International Airport Co. Ltd. Class A	47,541	360
	Shougang Fushan Resources Group Ltd.	1,361,524	356
*	Zhejiang Huayou Cobalt Co. Ltd. Class A	28,400	356
*	China Shipbuilding Industry Co. Ltd. Class A	563,300	356
*	Aluminum Corp. of China Ltd. Class A	520,700	356
[2]	China Yuhua Education Corp. Ltd.	376,000	356
[2]	Luye Pharma Group Ltd.	585,000	354
	Livzon Pharmaceutical Group Inc. Class H	75,806	354
*	Bank of Jiangsu Co. Ltd. Class A	324,200	354
*	Hengli Petrochemical Co. Ltd. Class A	77,500	353
	Times China Holdings Ltd.	246,000	350
*	Huadong Medicine Co. Ltd. Class A	43,130	349
	Greentown China Holdings Ltd.	289,879	348
*	China Railway Group Ltd. Class A	417,300	347
[1]	Poly Property Services Co. Ltd.	47,200	345
	China Water Affairs Group Ltd.	424,000	344
*	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	380,411	343
*	LexinFintech Holdings Ltd. ADR	37,354	340
*	Shenghe Resources Holding Co. Ltd. Class A	132,900	338
*	Digital China Holdings Ltd.	449,499	336
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	147,700	336
*	Shaanxi Coal Industry Co. Ltd. Class A	193,300	335
*	Lao Feng Xiang Co. Ltd. Class B	110,794	334
*	Shanghai Electric Group Co. Ltd. Class H	958,000	332
	Yuexiu REIT	658,940	331
*	Jiangxi Copper Co. Ltd. Class A	80,700	329
	Sinopec Engineering Group Co. Ltd. Class H	532,135	328
	SSY Group Ltd.	534,336	328
*	Gigadevice Semiconductor Beijing Inc. Class A	11,037	328
*	Hualan Biological Engineering Inc. Class A	50,375	326
*	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	181,800	326
	Chongqing Rural Commercial Bank Co. Ltd. Class H	766,000	325
*	Unigroup Guoxin Microelectronics Co. Ltd. Class A	18,000	324
	Hollysys Automation Technologies Ltd.	23,767	322

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Maanshan Iron & Steel Co. Ltd. Class H	674,000	322
*	JiuGui Liquor Co. Ltd. Class A	10,500	321
*	Yanzhou Coal Mining Co. Ltd. Class A	160,200	321
[2]	China East Education Holdings Ltd.	137,500	320
*	COSCO SHIPPING Holdings Co. Ltd. Class A	113,800	320
*	Zhejiang NHU Co. Ltd. Class A	52,900	319
*	KWG Living Group Holdings Ltd.	310,750	318
*	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	23,400	318
*	Inner Mongolia Yitai Coal Co. Ltd. Class B	479,704	317
*	Huayu Automotive Systems Co. Ltd. Class A	78,000	315
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	30,430	315
	Lomon Billions Group Co. Ltd. Class A	60,100	313
[1]	Shandong Chenming Paper Holdings Ltd. Class H	360,750	312
*	NAURA Technology Group Co. Ltd. Class A	12,200	310
*	Jafron Biomedical Co. Ltd. Class A	20,770	309
*	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	114,000	307
*	China Jushi Co. Ltd. Class A	110,000	305
	Gemdale Properties & Investment Corp. Ltd.	2,166,000	304
*	C&D International Investment Group Ltd.	151,000	301
*	DouYu International Holdings Ltd. ADR	32,974	300
*	Beijing New Building Materials plc Class A	42,100	299
*	Tianli Education International Holdings Ltd.	358,000	297
*	Zhejiang Cfmoto Power Co. Ltd. Class A	13,000	297
	China Overseas Grand Oceans Group Ltd.	462,500	295
	Zhongyu Gas Holdings Ltd.	338,000	295
*	Bank of Nanjing Co. Ltd. Class A	208,400	295
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	89,010	293
*	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	68,361	290
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	201,900	290
*	Founder Securities Co. Ltd. Class A	204,400	290
[2]	Genertec Universal Medical Group Co. Ltd.	349,000	290
*	AVIC Shenyang Aircraft Co. Ltd. Class A	32,397	289
	Q Technology Group Co. Ltd.	144,000	287
*	AVIC Jonhon Optronic Technology Co. Ltd. Class A	27,300	287
*	Yantai Changyu Pioneer Wine Co. Ltd. Class B	143,033	286
*	AVIC Xi'an Aircraft Industry Group Co. Ltd. Class A	76,900	285
	Dongyue Group Ltd.	326,000	284
*	Shandong Chenming Paper Holdings Ltd. Class A	172,000	284
	Xinyi Energy Holdings Ltd.	582,000	283
*,1	China International Marine Containers Group Co. Ltd. Class H	150,600	283
*	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	90,500	283
	Yuzhou Group Holdings Co. Ltd.	998,122	277
*	China National Nuclear Power Co. Ltd. Class A	341,500	275
	BBMG Corp. Class H	1,331,000	274
*	Huaxin Cement Co. Ltd. Class B	128,100	273
*	Financial Street Holdings Co. Ltd. Class A	285,300	273
	Poly Property Group Co. Ltd.	952,000	272
*	BOE Technology Group Co. Ltd. Class B	512,200	271
	Zhejiang Dahua Technology Co. Ltd. Class A	74,600	269
*	China Eastern Airlines Corp. Ltd. Class A	333,500	269
*	Chongqing Brewery Co. Ltd. Class A	11,100	269
[2]	Midea Real Estate Holding Ltd.	117,800	268
*	Ovctek China Inc. Class A	14,999	268
*	New Hope Liuhe Co. Ltd. Class A	104,100	267
*	Lepu Medical Technology Beijing Co. Ltd. Class A	53,900	267
*	Chongqing Changan Automobile Co. Ltd. Class A	105,600	267
	Powerlong Commercial Management Holdings Ltd.	68,000	267
*,2	BAIC Motor Corp. Ltd. Class H	735,900	266
*	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	600,000	261
	Jinchuan Group International Resources Co. Ltd.	1,512,000	261
*	Tianjin Guangyu Development Co. Ltd. Class A	310,000	260

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*,2	Shenwan Hongyuan Group Co. Ltd. Class H	952,800	260
*	Hangzhou Silan Microelectronics Co. Ltd. Class A	46,900	260
*	Chongqing Changan Automobile Co. Ltd. Class B	320,062	259
*	SDIC Power Holdings Co. Ltd. Class A	169,500	259
*	Sinosoft Co. Ltd. Class A	46,700	258
*	Anhui Gujing Distillery Co. Ltd. Class A	7,300	256
	Intco Medical Technology Co. Ltd. Class A	9,750	256
	China Oriental Group Co. Ltd.	754,000	255
*	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	42,300	254
*	OneConnect Financial Technology Co. Ltd. ADR	17,138	253
*	Montage Technology Co. Ltd. Class A	30,642	253
	Jiayuan International Group Ltd.	548,000	252
*	China Oilfield Services Ltd. Class A	122,225	248
*	JCET Group Co. Ltd. Class A	43,900	248
*	Jiangsu King's Luck Brewery JSC Ltd. Class A	30,027	247
	PAX Global Technology Ltd.	222,000	246
	Haitong Securities Co. Ltd. Class A	141,000	241
*,1,2	China Logistics Property Holdings Co. Ltd.	422,000	240
*	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	12,500	239
*	Yunnan Aluminium Co. Ltd. Class A	125,400	238
*	Hisense Home Appliances Group Co. Ltd. Class H	141,000	237
*	Fu Jian Anjoy Foods Co. Ltd. Class A	6,100	237
*	GEM Co. Ltd. Class A	153,900	236
*	Suning.com Co. Ltd. Class A	229,700	236
*	Dashang Co. Ltd. Class A	72,400	235
*	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	127,300	231
*	China Reinsurance Group Corp. Class H	2,218,000	231
*	Western Region Gold Co. Ltd. Class A	119,100	230
[2]	Qingdao Port International Co. Ltd. Class H	373,000	229
*	Industrial Securities Co. Ltd. Class A	163,500	229
*	Asymchem Laboratories Tianjin Co. Ltd. Class A	4,500	228
*	CSG Holding Co. Ltd. Class B	516,606	227
*	Skyworth Group Ltd.	695,340	227
*	Shandong Linglong Tyre Co. Ltd. Class A	26,400	226
*	TCL Electronics Holdings Ltd.	304,333	225
*	BBMG Corp. Class A	524,500	225
*	Shanghai Jinjiang International Hotels Co. Ltd. Class A	23,900	225
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	983,100	223
	Hithink RoyalFlush Information Network Co. Ltd. Class A	13,353	223
	China Suntien Green Energy Corp. Ltd. Class H	581,000	223
*	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	64,600	223
*	XCMG Construction Machinery Co. Ltd. Class A	194,600	221
*	Yantai Changyu Pioneer Wine Co. Ltd. Class A	38,730	221
*	Guangzhou Automobile Group Co. Ltd. Class A	128,600	221
*	Kingfa Sci & Tech Co. Ltd. Class A	62,900	220
	Tiangong International Co. Ltd.	354,000	220
*	Guosen Securities Co. Ltd. Class A	136,055	220
[2]	China New Higher Education Group Ltd.	275,000	220
	Zhuguang Holdings Group Co. Ltd.	762,000	218
*	China Eastern Airlines Corp. Ltd. Class H	496,000	217
*	Songcheng Performance Development Co. Ltd. Class A	64,640	217
*	Zhejiang Satellite Petrochemical Co. Ltd. Class A	34,600	217
	Shoucheng Holdings Ltd.	947,600	216
*	Centre Testing International Group Co. Ltd. Class A	42,890	216
*	Wuhan Guide Infrared Co. Ltd. Class A	40,120	216
*	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	119,200	216
*	Yealink Network Technology Corp. Ltd. Class A	19,930	215
	Lingyi iTech Guangdong Co. Class A	169,000	214
*	Fangda Carbon New Material Co. Ltd. Class A	156,135	214
*	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	9,600	213
	Offcn Education Technology Co. Ltd. Class A	53,900	212

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	NetDragon Websoft Holdings Ltd.	76,000	212
	Glodon Co. Ltd. Class A	18,900	212
	E-House China Enterprise Holdings Ltd.	195,900	212
	Greatview Aseptic Packaging Co. Ltd.	426,000	210
*	Beijing Capital Development Co. Ltd. Class A	243,500	210
*	Kuang-Chi Technologies Co. Ltd. Class A	72,100	208
*	Lao Feng Xiang Co. Ltd. Class A	24,300	207
	China Dongxiang Group Co. Ltd.	1,565,000	206
*	SG Micro Corp. Class A	5,100	206
*	Shandong Nanshan Aluminum Co. Ltd. Class A	350,000	206
	Tong Ren Tang Technologies Co. Ltd. Class H	259,000	205
*	Shanghai Bailian Group Co. Ltd. Class B	193,500	205
	Sino-Ocean Group Holding Ltd.	922,500	205
*	Tongkun Group Co. Ltd. Class A	58,000	204
*	Tianshan Aluminum Group Co. Ltd. Class A	131,700	204
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	4,300	204
*	Gemdale Corp. Class A	111,700	202
*	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	222,700	202
*	Shengyi Technology Co. Ltd. Class A	56,300	202
*,1	Kangji Medical Holdings Ltd.	120,500	201
*,2	Ascentage Pharma Group International	41,100	201
*	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	6,700	201
	Bank of Chongqing Co. Ltd. Class H	295,500	198
*,1,2	Archosaur Games Inc.	111,000	198
*	Huizhou Desay Sv Automotive Co. Ltd. Class A	12,200	197
*	JA Solar Technology Co. Ltd. Class A	49,300	197
*	Trip.com Group Ltd.	4,963	197
*	Zhejiang Hangmin Co. Ltd. Class A	232,400	196
*	Spring Airlines Co. Ltd. Class A	19,800	196
*	Sohu.com Ltd. ADR	10,354	195
*	Rongsheng Petrochemical Co. Ltd. Class A	44,600	195
*	Orient Securities Co. Ltd. Class A	143,800	195
	Yanlord Land Group Ltd.	194,600	194
	Thunder Software Technology Co. Ltd. Class A	9,400	194
[1,2]	AK Medical Holdings Ltd.	124,000	193
*	Hangzhou First Applied Material Co. Ltd. Class A	13,640	192
*	Sichuan Swellfun Co. Ltd. Class A	12,100	191
*	Sangfor Technologies Inc. Class A	4,500	190
*	SOHO China Ltd.	625,500	189
*	Shanghai International Port Group Co. Ltd. Class A	265,200	189
*	Baozun Inc. Class A	16,259	189
*,2	Orient Securities Co. Ltd. Class H	296,000	188
*	Sichuan Chuantou Energy Co. Ltd. Class A	107,400	187
*	Zhejiang Century Huatong Group Co. Ltd. Class A	182,300	186
*	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	31,200	186
*	Han's Laser Technology Industry Group Co. Ltd. Class A	29,697	184
	Shandong Sinocera Functional Material Co. Ltd. Class A	24,100	184
	By-health Co. Ltd. Class A	36,600	184
*	China Union Holdings Ltd. Class A	321,700	184
*	Gongniu Group Co. Ltd. Class A	6,100	184
*	Skshu Paint Co. Ltd. Class A	5,000	183
*	Shanghai Electric Group Co. Ltd. Class A	232,100	183
*	Angel Yeast Co. Ltd. Class A	20,300	183
*	Beijing Tiantan Biological Products Corp. Ltd. Class A	32,739	182
*	Hangzhou Robam Appliances Co. Ltd. Class A	30,600	181
*	New Oriental Education & Technology Group Inc.	11,770	181
*	Zhejiang Chint Electrics Co. Ltd. Class A	35,100	180
*,2	Meitu Inc.	578,500	180
*	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	12,900	179
*	China Greatwall Technology Group Co. Ltd. Class A	98,400	179
	Zhenro Properties Group Ltd.	265,000	179

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	China Harmony New Energy Auto Holding Ltd.	365,000	178
*	Fufeng Group Ltd.	481,000	178
[2]	Viva Biotech Holdings	206,500	178
*	Raytron Technology Co. Ltd. Class A	12,578	178
*	GRG Banking Equipment Co. Ltd. Class A	88,897	177
*	Skyworth Digital Co. Ltd. Class A	138,800	174
	Health & Happiness H&H International Holdings Ltd.	48,236	174
*	Huazhu Group Ltd.	2,961	173
*	Dada Nexus Ltd. ADR	7,180	173
	Fanhua Inc. ADR	12,865	172
*,3	Jiangsu Eastern Shenghong Co. Ltd. Class A	74,300	172
	China Kepei Education Group Ltd.	226,000	172
	Hunan Valin Steel Co. Ltd. Class A	141,000	171
*	TBEA Co. Ltd. Class A	90,000	171
*,1	CSSC Offshore and Marine Engineering Group Co. Ltd. Class H	174,000	169
*	G-bits Network Technology Xiamen Co. Ltd. Class A	2,400	169
*,2	Cathay Media And Education Group Inc.	210,000	169
	Apeloa Pharmaceutical Co. Ltd. Class A	35,000	168
*,1,2	Koolearn Technology Holding Ltd.	87,500	168
*	Everbright Securities Co. Ltd. Class A	72,700	168
*	Zhejiang Weixing New Building Materials Co. Ltd. Class A	46,100	167
*	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	48,800	166
*	Gotion High-tech Co. Ltd. Class A	31,000	166
*	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	49,500	166
*	Foxconn Industrial Internet Co. Ltd. Class A	77,900	165
*	Zhejiang Longsheng Group Co. Ltd. Class A	79,000	165
*	China Machinery Engineering Corp. Class H	365,000	163
*	COSCO SHIPPING Development Co. Ltd. Class A	371,700	163
*,1,2	Shanghai Haohai Biological Technology Co. Ltd. Class H	17,700	163
*	ENN Natural Gas Co. Ltd. Class A	60,100	162
*	Huafon Chemical Co. Ltd. Class A	81,100	160
*	Xiamen Faratronic Co. Ltd. Class A	8,900	159
	Hongfa Technology Co. Ltd. Class A	18,500	159
	CIMC Enric Holdings Ltd.	184,000	159
*	Ningxia Baofeng Energy Group Co. Ltd. Class A	63,700	159
*	Zhongjin Gold Corp. Ltd. Class A	120,700	159
*	Zhuzhou Kibing Group Co. Ltd. Class A	67,200	159
*	Guangzhou Wondfo Biotech Co. Ltd. Class A	10,100	158
*	So-Young International Inc. ADR	16,711	158
*	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	176,900	158
	China Resources Medical Holdings Co. Ltd.	182,090	158
	China BlueChemical Ltd. Class H	556,000	157
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	160,200	157
*	China Modern Dairy Holdings Ltd.	626,500	157
*	Feitian Technologies Co. Ltd. Class A	63,700	157
*	Power Construction Corp. of China Ltd. Class A	266,200	157
*	Huadian Power International Corp. Ltd. Class H	510,000	156
*	Shanghai Belling Co. Ltd. Class A	58,700	156
*	Beijing GeoEnviron Engineering & Technology Inc. Class A	49,300	156
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	26,200	155
*	Shenzhen Tellus Holding Co. Ltd. Class A	70,125	155
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	81,640	155
*	C&S Paper Co. Ltd. Class A	32,400	154
*,2	CStone Pharmaceuticals	107,500	154
*	Shandong Gold Mining Co. Ltd. Class A	51,577	154
*	Weifu High-Technology Group Co. Ltd. Class A	40,800	153
*	Inspur Electronic Information Industry Co. Ltd. Class A	36,912	153
*	China Railway Signal & Communication Corp. Ltd. Class A	176,387	153
*	Qingdao TGOOD Electric Co. Ltd. Class A	39,200	152
*	Tianma Microelectronics Co. Ltd. Class A	71,200	152
*	Beijing Shunxin Agriculture Co. Ltd. Class A	19,699	151

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Changjiang Securities Co. Ltd. Class A	135,520	151
*	Shanghai Jahwa United Co. Ltd. Class A	16,600	151
*	Hefei Meiya Optoelectronic Technology Inc. Class A	20,200	150
*	Suning Universal Co. Ltd. Class A	142,700	150
*,2	Maoyan Entertainment	75,600	150
*	Oppein Home Group Inc. Class A	5,800	149
*	Greenland Holdings Corp. Ltd. Class A	170,300	149
*	Hi Sun Technology China Ltd.	792,000	149
*	Shanghai RAAS Blood Products Co. Ltd. Class A	121,000	149
*	SDIC Capital Co. Ltd. Class A	74,300	148
*	Avic Aviation High-Technology Co. Ltd. Class A	40,000	148
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	400,000	147
*	China Merchants Energy Shipping Co. Ltd. Class A	193,800	147
*	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	13,000	147
*	Jointown Pharmaceutical Group Co. Ltd. Class A	56,200	147
*	Humanwell Healthcare Group Co. Ltd. Class A	29,000	147
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	20,400	147
*	CGN Power Co. Ltd. Class A	349,900	146
*	Anhui Anke Biotechnology Group Co. Ltd. Class A	47,500	145
*	Shandong Sun Paper Industry JSC Ltd. Class A	58,800	145
*	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	29,600	145
*	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	43,340	145
*	Fangda Special Steel Technology Co. Ltd. Class A	102,800	145
	China Tian Lun Gas Holdings Ltd.	142,500	144
*	Joyoung Co. Ltd. Class A	29,337	144
*	CECEP Wind-Power Corp. Class A	248,900	144
*	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	21,700	144
*	Dongxing Securities Co. Ltd. Class A	89,900	143
*	Ingenic Semiconductor Co. Ltd. Class A	13,200	143
	Luxi Chemical Group Co. Ltd. Class A	60,000	142
*	Beijing Enlight Media Co. Ltd. Class A	70,600	142
*	Wuxi Shangji Automation Co. Ltd. Class A	6,400	142
	Beijing Jingneng Clean Energy Co. Ltd. Class H	646,000	141
*	Perfect World Co. Ltd. Class A	42,950	141
*	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	19,890	141
*	Youdao Inc. ADR	5,400	141
*	COSCO SHIPPING Development Co. Ltd. Class H	793,000	140
	China Lilang Ltd.	210,000	140
*	Jinneng Science&Technology Co. Ltd. Class A	49,200	140
*	Yantai Eddie Precision Machinery Co. Ltd. Class A	14,900	140
*	Sinolink Securities Co. Ltd. Class A	75,200	140
*	Youngor Group Co. Ltd. Class A	122,100	140
*	Jason Furniture Hangzhou Co. Ltd. Class A	11,300	140
*	Xiamen Kingdomway Group Co. Class A	21,600	139
*	Beijing Easpring Material Technology Co. Ltd. Class A	17,900	139
*	Nanjing Securities Co. Ltd. Class A	91,700	139
	China Foods Ltd.	332,000	138
*	China Maple Leaf Educational Systems Ltd.	528,000	138
*	Sieyuan Electric Co. Ltd. Class A	28,400	138
*	Sinoma Science & Technology Co. Ltd. Class A	40,800	138
*	Xinhu Zhongbao Co. Ltd. Class A	289,600	138
*	Xiamen Tungsten Co. Ltd. Class A	46,600	138
*	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	148,714	137
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	29,600	137
*	Shenzhen Energy Group Co. Ltd. Class A	104,400	137
*	CSC Financial Co. Ltd. Class A	31,100	137
*	Hangzhou Steam Turbine Co. Ltd. Class B	87,657	136
	Central China Real Estate Ltd.	248,000	136
*	Sunwoda Electronic Co. Ltd. Class A	41,100	136
*	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	6,597	136
*	Jinke Properties Group Co. Ltd. Class A	132,700	135

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
[1]	Comba Telecom Systems Holdings Ltd.	522,039	135
*	Hengbao Co. Ltd. Class A	155,000	135
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	9,568	134
	Shenzhen Sunlord Electronics Co. Ltd. Class A	25,500	134
*	Tianshui Huatian Technology Co. Ltd. Class A	68,000	134
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	290,400	134
*	Guangdong Kinlong Hardware Products Co. Ltd. Class A	4,600	134
*	Bank of Changsha Co. Ltd. Class A	96,300	134
*	China CSSC Holdings Ltd. Class A	55,600	134
*	Nanjing Yunhai Special Metals Co. Ltd. Class A	76,900	133
*	China Merchants Property Operation & Service Co. Ltd. Class A	40,430	132
	China Tobacco International HK Co. Ltd.	58,000	132
*	Liaoning Cheng Da Co. Ltd. Class A	38,000	132
*	SooChow Securities Co. Ltd. Class A	108,160	132
	Times Neighborhood Holdings Ltd.	170,615	131
*,1	Dongfang Electric Corp. Ltd. Class H	156,600	131
*	Sealand Securities Co. Ltd. Class A	201,370	131
*	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	64,200	131
*	Jiangsu Yangnong Chemical Co. Ltd. Class A	7,600	131
*	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	23,000	130
*	Heilongjiang Agriculture Co. Ltd. Class A	55,600	130
*	Addsino Co. Ltd. Class A	49,300	129
*	Chongqing Fuling Zhacai Group Co. Ltd. Class A	21,000	129
*	AVICOPTER plc Class A	16,400	129
*	Red Avenue New Materials Group Co. Ltd. Class A	25,900	128
*	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	125,900	128
*	Sichuan Road & Bridge Co. Ltd. Class A	123,500	128
*	BOC International China Co. Ltd. Class A	54,800	128
*	Autohome Inc. Class A	5,444	128
*	Sogou Inc. ADR	15,000	127
*	Yuexiu Transport Infrastructure Ltd.	206,000	127
	Fujian Sunner Development Co. Ltd. Class A	31,200	127
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	116,700	127
*	Winning Health Technology Group Co. Ltd. Class A	54,600	127
*	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	32,887	127
	Joinn Laboratories China Co. Ltd. Class A	5,400	127
*	Proya Cosmetics Co. Ltd. Class A	4,500	127
*	Ronshine China Holdings Ltd.	182,500	127
*	Shanxi Coking Coal Energy Group Co. Ltd. Class A	145,470	126
*,2	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	87,500	126
*	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	24,500	124
*	Zhejiang Dingli Machinery Co. Ltd. Class A	10,934	124
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	38,100	123
*	Shanxi Meijin Energy Co. Ltd. Class A	102,000	123
*	Beijing United Information Technology Co. Ltd.	6,100	123
*	Suzhou Maxwell Technologies Co. Ltd. Class A	1,300	123
*	Huadian Power International Corp. Ltd. Class A	234,000	123
*	China Gezhouba Group Co. Ltd. Class A	112,300	123
*	Hubei Xingfa Chemicals Group Co. Ltd. Class A	59,300	123
	PharmaBlock Sciences Nanjing Inc. Class A	5,460	121
	JNBY Design Ltd.	63,000	121
*	CSG Holding Co. Ltd. Class A	86,700	120
*	Shenzhen SC New Energy Technology Corp. Class A	7,100	120
	Zhongliang Holdings Group Co. Ltd.	179,500	120
*	Ningbo Joyson Electronic Corp. Class A	42,800	120
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	71,400	119
*	CECEP Solar Energy Co. Ltd. Class A	125,590	119
	Skyfame Realty Holdings Ltd.	942,000	119
*	Zhengzhou Yutong Bus Co. Ltd. Class A	56,700	119
*	YTO Express Group Co. Ltd. Class A	65,400	119
	Sinopec Kantons Holdings Ltd.	308,000	118

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	NavInfo Co. Ltd. Class A	54,100	118
*	China International Marine Containers Group Co. Ltd. Class A	47,200	118
*,1,2	Everbright Securities Co. Ltd. Class H	150,600	118
*	Shanghai Lingang Holdings Corp. Ltd. Class A	37,000	118
*	AVIC Electromechanical Systems Co. Ltd. Class A	77,600	117
*	Hengyi Petrochemical Co. Ltd. Class A	58,000	117
*	Avary Holding Shenzhen Co. Ltd. Class A	24,400	117
	Shanghai Liangxin Electrical Co. Ltd. Class A	29,770	117
*	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	41,800	117
	Jiangsu Zhongtian Technology Co. Ltd. Class A	74,300	117
*	Hengtong Optic-electric Co. Ltd. Class A	65,300	117
*	Xiamen Xiangyu Co. Ltd. Class A	116,103	116
*	Shenzhen Kaifa Technology Co. Ltd. Class A	43,700	116
*	Beijing Shiji Information Technology Co. Ltd. Class A	26,400	116
*	Hisense Home Appliances Group Co. Ltd. Class A	44,200	116
*	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	83,800	116
*	Gan & Lee Pharmaceuticals Co. Ltd. Class A	5,611	116
*	Nanjing Hanrui Cobalt Co. Ltd. Class A	10,200	115
*	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	19,900	115
*	Cangzhou Mingzhu Plastic Co. Ltd. Class A	162,933	115
*	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	22,100	114
*	Western Securities Co. Ltd. Class A	87,300	114
*	Sinocare Inc. Class A	19,800	114
*	China Minmetals Rare Earth Co. Ltd. Class A	43,500	114
*	Grandblue Environment Co. Ltd. Class A	31,200	114
*	Ningbo Tuopu Group Co. Ltd. Class A	21,800	114
*	Zhefu Holding Group Co. Ltd. Class A	130,600	113
	Wisdom Education International Holdings Co. Ltd.	224,000	113
*	Oriental Pearl Group Co. Ltd. Class A	83,500	113
*	Zhongtai Securities Co. Ltd. Class A	69,100	113
*	Dong-E-E-Jiao Co. Ltd. Class A	20,500	112
	Tungkong Inc. Class A	93,900	112
	Tianfeng Securities Co. Ltd. Class A	154,294	112
*	Tongling Nonferrous Metals Group Co. Ltd. Class A	254,100	111
*	Beijing Shougang Co. Ltd. Class A	142,500	111
*	Weihai Guangwei Composites Co. Ltd. Class A	11,440	111
*	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	23,500	111
*	Fantasia Holdings Group Co. Ltd.	861,000	110
*	China Zheshang Bank Co. Ltd. Class A	179,900	110
*	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	128,400	110
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	425,700	110
*	Wuchan Zhongda Group Co. Ltd. Class A	154,600	110
*	China High Speed Transmission Equipment Group Co. Ltd.	151,000	109
*	Jilin Electric Power Co. Ltd. Class A	153,700	109
*	SGIS Songshan Co. Ltd. Class A	141,400	109
*	Beijing Capital Co. Ltd. Class A	238,800	109
*	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	48,000	109
	China Shineway Pharmaceutical Group Ltd.	150,000	108
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	41,400	108
*	Xinjiang Tianshan Cement Co. Ltd. Class A	47,800	108
*	Guosheng Financial Holding Inc. Class A	65,600	108
*	Southwest Securities Co. Ltd. Class A	155,100	108
*	Sichuan Expressway Co. Ltd. Class A	215,200	108
*	Zhejiang China Commodities City Group Co. Ltd. Class A	143,100	108
*	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	67,100	107
*	Shandong Pharmaceutical Glass Co. Ltd. Class A	17,000	107
	Shanghai M&G Stationery Inc. Class A	7,600	107
*	Xiamen ITG Group Corp. Ltd. Class A	100,000	106
*	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	39,350	106
*	Beijing Originwater Technology Co. Ltd. Class A	97,800	106
*	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	56,800	106

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	YongXing Special Materials Technology Co. Ltd. Class A	11,700	106
*	China National Medicines Corp. Ltd. Class A	18,600	106
*	Sailun Group Co. Ltd. Class A	68,100	106
*	Anhui Expressway Co. Ltd. Class A	92,100	106
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	5,900	106
	Consun Pharmaceutical Group Ltd.	178,000	105
*	Zhongtian Financial Group Co. Ltd. Class A	245,300	105
*	Guoyuan Securities Co. Ltd. Class A	88,920	105
*	Shanghai Weaver Network Co. Ltd. Class A	8,100	105
*	Keshun Waterproof Technologies Co. Ltd. Class A	20,100	105
*	China South Publishing & Media Group Co. Ltd. Class A	66,900	105
*,1	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	78,000	104
*	Hesteel Co. Ltd. Class A	263,800	104
*	First Capital Securities Co. Ltd. Class A	102,900	104
*	Jiangsu Yoke Technology Co. Ltd. Class A	11,400	104
*	Zhejiang Juhua Co. Ltd. Class A	76,900	104
*	China Baoan Group Co. Ltd. Class A	63,600	103
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	24,450	103
*	Tongdao Liepin Group	30,600	103
*	Huaibei Mining Holdings Co. Ltd. Class A	57,100	103
*	Fujian Cement Inc. Class A	92,100	103
*	Autobio Diagnostics Co. Ltd. Class A	5,400	102
*	China Zhongwang Holdings Ltd.	442,800	102
	Guangdong Tapai Group Co. Ltd. Class A	59,300	102
*	Tongda Group Holdings Ltd.	1,400,293	102
*	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	48,800	102
*	Shenzhen Sunway Communication Co. Ltd. Class A	23,700	102
*	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	142,900	102
*	Dongjiang Environmental Co. Ltd. Class A	86,300	102
*	Bafang Electric Suzhou Co. Ltd. Class A	3,100	102
*	Anhui Honglu Steel Construction Group Co. Ltd. Class A	11,900	102
*	Inner Mongolia First Machinery Group Co. Ltd. Class A	64,000	102
*	Shandong Shanda WIT Science & Tech Co. Ltd. Class A	22,500	102
*	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	33,250	101
*	Jizhong Energy Resources Co. Ltd. Class A	179,100	101
*	Guizhou Panjiang Refined Coal Co. Ltd. Class A	100,400	101
*	China Film Co. Ltd. Class A	46,100	101
*	Nanjing Iron & Steel Co. Ltd. Class A	154,100	100
*	Sansteel Minguang Co. Ltd. Fujian Class A	79,600	100
*	Shenzhen MTC Co. Ltd. Class A	111,700	100
*	Beijing Dabeinong Technology Group Co. Ltd. Class A	80,000	100
*,1	Colour Life Services Group Co. Ltd.	235,000	100
*	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	107,600	100
*,2	Red Star Macalline Group Corp. Ltd. Class H	176,455	100
*	Shenzhen Goodix Technology Co. Ltd. Class A	5,642	99
*	Shenzhen Laibao Hi-tech Co. Ltd. Class A	53,800	99
*	Chengzhi Co. Ltd. Class A	47,400	99
*	Hoshine Silicon Industry Co. Ltd. Class A	10,800	99
*	Wangfujing Group Co. Ltd. Class A	19,200	99
*	Huaneng Power International Inc. Class A	150,400	98
*	China Molybdenum Co. Ltd. Class A	110,400	98
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	403,700	97
	Haisco Pharmaceutical Group Co. Ltd. Class A	23,700	97
*	Chongqing Water Group Co. Ltd. Class A	117,945	97
*	BTG Hotels Group Co. Ltd. Class A	24,600	97
*	Beijing BDStar Navigation Co. Ltd. Class A	15,400	96
*	Xiamen Meiya Pico Information Co. Ltd. Class A	37,200	96
*	An Hui Wenergy Co. Ltd. Class A	162,200	96
*	Siasun Robot & Automation Co. Ltd. Class A	64,400	96
*	CNHTC Jinan Truck Co. Ltd. Class A	18,500	96
	Greenland Hong Kong Holdings Ltd.	275,000	96

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Chongqing Rural Commercial Bank Co. Ltd. Class A	149,400	96
*	Unisplendour Corp. Ltd. Class A	33,740	95
*	China Zhenhua Group Science & Technology Co. Ltd. Class A	12,800	95
*	Shenzhen Tagen Group Co. Ltd. Class A	99,100	95
*	Yunnan Tin Co. Ltd. Class A	42,400	95
*	FAW Jiefang Group Co. Ltd. Class A	55,600	95
*	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	66,600	95
*	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	13,900	95
*	Sichuan Shuangma Cement Co. Ltd. Class A	47,700	95
*	Infore Environment Technology Group Co. Ltd. Class A	78,200	95
*,1	Fullshare Holdings Ltd.	4,505,000	95
*	West China Cement Ltd.	530,000	94
*	Jiangsu Hoperun Software Co. Ltd. Class A	63,600	94
*	Chengdu Xingrong Environment Co. Ltd. Class A	116,800	94
*	Zhejiang Jinke Culture Industry Co. Ltd. Class A	190,700	94
*	Shenzhen Capchem Technology Co. Ltd. Class A	7,900	94
*	Pacific Securities Co Ltd./The/China Class A	164,900	94
*	LVGEM China Real Estate Investment Co. Ltd.	332,000	94
*	Vtron Group Co. Ltd. Class A	137,000	94
*	Chacha Food Co. Ltd. Class A	11,200	93
*	BEST Inc. ADR	70,614	93
*	Chongqing Iron & Steel Co. Ltd. Class H	378,000	93
*	Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	131,100	93
	Shenzhen Huaqiang Industry Co. Ltd. Class A	41,200	93
*	Sichuan Yahua Industrial Group Co. Ltd. Class A	29,700	93
*	Jiangxi Wannianqing Cement Co. Ltd. Class A	45,300	93
*	Sinopec Oilfield Service Corp. Class A	308,300	93
*	Estun Automation Co. Ltd. Class A (XSEC)	18,600	92
*	Maccura Biotechnology Co. Ltd. Class A	12,500	92
*	Advanced Technology & Materials Co. Ltd. Class A	83,800	92
*	Shaanxi International Trust Co. Ltd. Class A	185,400	92
*	DHC Software Co. Ltd. Class A	87,269	92
*	MLS Co. Ltd. Class A	45,400	92
*	Shandong Hi-speed Co. Ltd. Class A	85,500	92
*	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	32,100	92
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	49,700	91
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	119,700	91
	Yunnan Copper Co. Ltd. Class A	42,400	91
*	Shanxi Securities Co. Ltd. Class A	87,770	91
*	Changsha Jingjia Microelectronics Co. Ltd. Class A	8,100	91
*	Shanghai Environment Group Co. Ltd. Class A	53,500	91
*	Riyue Heavy Industry Co. Ltd. Class A	20,600	91
*	Fujian Torch Electron Technology Co. Ltd. Class A (XSSC)	10,000	91
	Avic Capital Co. Ltd. Class A	151,600	91
*	Hubei Energy Group Co. Ltd. Class A	126,000	90
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	9,600	90
*	Guolian Securities Co. Ltd. Class A	42,200	90
*	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	51,300	90
*	Huafa Industrial Co. Ltd. Zhuhai Class A	93,200	90
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	15,600	90
*,1	First Tractor Co. Ltd. Class H	184,000	89
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	126,000	89
*	China CAMC Engineering Co. Ltd. Class A	84,700	89
*	Yango Group Co. Ltd. Class A	100,500	89
	China Aerospace Times Electronics Co. Ltd. Class A	84,100	89
*	Sino-Platinum Metals Co. Ltd. Class A	22,800	89
*	Zhejiang Supor Co. Ltd. Class A	7,595	88
*	Huaxin Cement Co. Ltd. Class A	26,100	88
*	Tibet Tianlu Co. Ltd. Class A	80,700	88
*	Guangzhou Haige Communications Group Inc. Co Class A	57,400	88
*	Topsec Technologies Group Inc. Class A	31,400	88

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Juewei Food Co. Ltd. Class A	6,600	88
*	Ningbo Zhoushan Port Co. Ltd. Class A	144,600	88
*	Xiamen C & D Inc. Class A	70,200	88
	Sinofert Holdings Ltd.	668,000	87
	Chaowei Power Holdings Ltd.	240,000	87
	Shenzhen Desay Battery Technology Co. Class A	7,900	87
*	Xinjiang Zhongtai Chemical Co. Ltd. Class A	56,300	87
*	China West Construction Group Co. Ltd. Class A	67,200	87
*	GCL System Integration Technology Co. Ltd. Class A	181,900	87
*	Victory Giant Technology Huizhou Co. Ltd. Class A	24,200	87
*	Amoy Diagnostics Co. Ltd. Class A	6,500	86
[1,2]	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	92,800	86
*	Guangdong Provincial Expressway Development Co. Ltd. Class B	129,300	86
*,1,2	Redco Properties Group Ltd.	238,000	86
*	Zhejiang Kaishan Compressor Co. Ltd. Class A	40,700	86
*	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	126,500	86
*	Jointo Energy Investment Co. Ltd. Hebei Class A	108,700	86
*	Eternal Asia Supply Chain Management Ltd. Class A	108,900	86
*	Shanghai Pret Composites Co. Ltd. Class A	32,000	86
	Yixintang Pharmaceutical Group Co. Ltd. Class A	13,700	86
*	IKD Co. Ltd. Class A	39,200	86
*	China World Trade Center Co. Ltd. Class A	39,900	86
*	Markor International Home Furnishings Co. Ltd. Class A	104,000	86
*	Hunan Aihua Group Co. Ltd. Class A	19,200	86
*	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	61,773	85
*	Laobaixing Pharmacy Chain JSC Class A	10,220	85
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	28,400	85
*	Zhongshan Public Utilities Group Co. Ltd. Class A	66,700	85
*	Beijing SL Pharmaceutical Co. Ltd. Class A	46,500	85
*	Wolong Electric Group Co. Ltd. Class A	52,100	85
*	Beijing Capital Land Ltd. Class H	627,000	84
	Concord New Energy Group Ltd.	1,160,000	84
*	Yifan Pharmaceutical Co. Ltd. Class A	30,300	84
*	Shenzhen Infogem Technologies Co. Ltd. Class A	36,900	84
*	TongFu Microelectronics Co. Ltd. Class A	25,700	84
*	Beijing North Star Co. Ltd. Class A	238,800	84
*	Hunan Gold Corp. Ltd. Class A	68,600	83
*	NanJi E-Commerce Co. Ltd. Class A	66,500	83
*	CNOOC Energy Technology & Services Ltd. Class A	221,900	83
*	Zhongyuan Environment-Protection Co. Ltd. Class A	83,600	83
*	Beijing Enterprises Clean Energy Group Ltd.	5,760,000	83
	China South City Holdings Ltd.	778,000	82
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	32,200	82
*	Yunda Holding Co. Ltd. Class A	33,146	82
*	Xinhua Winshare Publishing and Media Co. Ltd. Class A	56,600	82
*	Wuhan Jingce Electronic Group Co. Ltd. Class A	9,400	82
*	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	4,500	82
	Longshine Technology Group Co. Ltd. Class A	32,400	82
*	COFCO Capital Holdings Co. Ltd. Class A	62,300	82
*	China National Software & Service Co. Ltd. Class A	11,600	82
	Anhui Expressway Co. Ltd. Class H	116,000	81
*	COFCO Sugar Holding Co. Ltd. Class A	55,700	81
*	Holitech Technology Co. Ltd. Class A	160,300	81
*	Beijing Kunlun Tech Co. Ltd. Class A	28,400	81
*	Titan Wind Energy Suzhou Co. Ltd. Class A	61,500	81
	Betta Pharmaceuticals Co. Ltd. Class A	4,900	81
*	Henan Shenhuo Coal & Power Co. Ltd. Class A	47,400	81
*	Zhongji Innolight Co. Ltd. Class A	15,300	81
*	Hainan Poly Pharm Co. Ltd. Class A	10,725	81
*	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	8,600	81
	Shanghai Jin Jiang Capital Co. Ltd. Class H	372,000	80

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Shandong New Beiyang Information Technology Co. Ltd. Class A	56,800	80
*	Wanxiang Qianchao Co. Ltd. Class A	105,400	80
*	Hangjin Technology Co. Ltd. Class A	23,800	80
*	Hangzhou Oxygen Plant Group Co. Ltd. Class A	15,100	80
*	BGI Genomics Co. Ltd. Class A	4,000	80
*	ChemPartner PharmaTech Co. Ltd. Class A	36,000	80
*	Bright Dairy & Food Co. Ltd. Class A	30,100	80
*	Shanghai Electric Power Co. Ltd. Class A	73,300	80
*	Eastern Communications Co. Ltd. Class B	175,800	79
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	92,800	79
*	Lianhe Chemical Technology Co. Ltd. Class A	22,800	79
*	Beijing Yanjing Brewery Co. Ltd. Class A	68,900	79
*	Zhejiang Huace Film & Television Co. Ltd. Class A	81,100	79
*	Boya Bio-pharmaceutical Group Co. Ltd. Class A	14,600	79
*	Sanquan Food Co. Ltd. Class A	25,600	79
*	Aerospace CH UAV Co. Ltd.	27,300	79
*	Guanghui Energy Co. Ltd. Class A	168,300	79
*	China Avionics Systems Co. Ltd. Class A	33,900	79
*	China Enterprise Co. Ltd. Class A	157,200	79
*	Vatti Corp. Ltd. Class A	69,700	78
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	228,000	78
*	Do-Fluoride Chemicals Co. Ltd. Class A	21,300	78
	OFILM Group Co. Ltd. Class A	59,800	78
*	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	32,000	78
	China Satellite Communications Co. Ltd. Class A	32,500	78
*	China Fortune Land Development Co. Ltd. Class A	91,087	78
*	Shenergy Co. Ltd. Class A	88,900	78
*	Shenzhen Gas Corp. Ltd. Class A	71,700	78
*	Zhejiang Medicine Co. Ltd. Class A	31,000	78
*	Huagong Tech Co. Ltd. Class A	24,900	77
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	20,228	77
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	62,157	77
	Yintai Gold Co. Ltd. Class A	58,660	77
*	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	16,100	77
*	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	3,600	77
*	Chinese Universe Publishing and Media Group Co. Ltd. Class A	44,900	77
*	Metallurgical Corp. of China Ltd. Class A	162,900	77
*	Jinduicheng Molybdenum Co. Ltd. Class A	86,200	77
*	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	22,300	77
*	Central China Securities Co. Ltd. Class A	113,100	77
*	Weifu High-Technology Group Co. Ltd. Class B	34,600	76
*	LianChuang Electronic Technology Co. Ltd. Class A	44,500	76
*	Dian Diagnostics Group Co. Ltd. Class A	12,600	76
*	SPIC Dongfang New Energy Corp. Class A	117,800	76
*	Bethel Automotive Safety Systems Co. Ltd. Class A	16,400	76
	Guizhou Gas Group Corp. Ltd. Class A	53,700	76
*	Offshore Oil Engineering Co. Ltd. Class A	112,800	76
*	Shanghai Construction Group Co. Ltd. Class A	170,500	76
*	Dazhong Transportation Group Co. Ltd. Class B	264,350	75
*	Wuhu Token Science Co. Ltd. Class A	64,400	75
*	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	30,000	75
*	Huafu Fashion Co. Ltd. Class A	82,600	75
*	Konka Group Co. Ltd. Class A	75,700	75
*	Ninestar Corp. Class A	19,100	75
*	Guangdong Hongda Blasting Co. Ltd. Class A	17,500	75
*	Chongqing Dima Industry Co. Ltd. Class A	177,600	75
*	Cinda Real Estate Co. Ltd. Class A	133,900	75
*	Jiangsu Shagang Co. Ltd. Class A	48,800	74
*	Shandong Chenming Paper Holdings Ltd. Class B	101,100	74
*	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	17,000	74
*	Guangdong Golden Dragon Development Inc. Class A	32,500	74

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Tus Environmental Science And Technology Development Co. Ltd. Class A	83,700	74
*	Northeast Securities Co. Ltd. Class A	58,700	74
*	Alpha Group Class A	79,000	74
*	5I5J Holding Group Co. Ltd. Class A	123,300	74
*	Blue Sail Medical Co. Ltd. Class A	20,400	74
*	Red Star Macalline Group Corp. Ltd. Class A	52,250	74
*	Shanghai AJ Group Co. Ltd. Class A	67,600	74
*	Greattown Holdings Ltd. Class A	131,500	74
*	Guangdong Electric Power Development Co. Ltd. Class B	239,743	73
*	WUS Printed Circuit Kunshan Co. Ltd. Class A	32,800	73
*	Shanghai Kehua Bio-Engineering Co. Ltd. Class A	27,200	73
	Bank of Zhengzhou Co. Ltd. Class A	128,150	73
*	Fibocom Wireless Inc. Class A	8,300	73
*	ZheJiang Dali Technology Co. Ltd. Class A	20,600	73
*	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	43,500	73
*	Everbright Jiabao Co. Ltd. Class A	157,200	73
*	Hexing Electrical Co. Ltd. Class A	39,100	73
*	Quectel Wireless Solutions Co. Ltd. Class A	2,600	72
*	Harbin Electric Co. Ltd. Class H	246,000	72
*	Sichuan Languang Development Co. Ltd. Class A	120,200	72
*	Zhejiang Crystal-Optech Co. Ltd. Class A	39,500	72
*	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	51,400	72
*	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	107,100	72
*	Newland Digital Technology Co. Ltd. Class A	33,399	72
	Dare Power Dekor Home Co. Ltd. Class A	33,800	72
*	China Tianying Inc. Class A	112,100	72
*	Tech-Bank Food Co. Ltd. Class A	32,800	72
*	Edifier Technology Co. Ltd. Class A	29,474	72
*	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	7,000	72
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	46,318	72
*	Sinopec Oilfield Service Corp. Class H	806,000	71
	Xingda International Holdings Ltd.	269,000	71
*	Beibuwan Port Co. Ltd. Class A	51,700	71
*	Ming Yang Smart Energy Group Ltd. Class A	26,000	71
*	People.cn Co. Ltd. Class A	27,700	71
	Huaan Securities Co. Ltd. Class A	75,200	71
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	73,500	70
*	Leyard Optoelectronic Co. Ltd. Class A	63,400	70
*	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	82,700	70
*	Shennan Circuits Co. Ltd. Class A	5,740	70
*	Qianhe Condiment and Food Co. Ltd. Class A	13,900	70
*	Sinoma International Engineering Co. Class A	53,400	70
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	138,200	69
*	Shanghai Haixin Group Co. Class B	210,800	69
*	Montnets Cloud Technology Group Co. Ltd. Class A	31,300	69
*	Hytera Communications Corp. Ltd. Class A	90,200	69
*	Yotrio Group Co. Ltd. Class A	127,800	69
*	Westone Information Industry Inc. Class A	26,500	69
*	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	30,100	69
*	China Great Wall Securities Co. Ltd. Class A	44,200	69
*	Henan Zhongyuan Expressway Co. Ltd. Class A	130,439	69
*	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	19,700	69
*	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	24,900	69
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	107,000	68
*	YGSOFT Inc. Class A	53,300	68
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	41,500	68
*	Guangzhou Zhujiang Brewery Co. Ltd. Class A	40,100	68
*	DaShenLin Pharmaceutical Group Co. Ltd. Class A	5,800	68
	Shenzhen Kedali Industry Co. Ltd. Class A	6,000	68
*	Huaxi Securities Co. Ltd. Class A	47,000	68
	Anhui Genuine New Materials Co. Ltd. Class A	12,400	68

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Fiberhome Telecommunication Technologies Co. Ltd. Class A	24,800	68
*	Guangshen Railway Co. Ltd. Class H	336,000	67
*	Guizhou Space Appliance Co. Ltd. Class A	9,800	67
*	Zhejiang Yasha Decoration Co. Ltd. Class A	58,400	67
*	Universal Scientific Industrial Shanghai Co. Ltd. Class A	26,800	67
*	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	37,100	67
*	Chengtun Mining Group Co. Ltd. Class A	57,900	67
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	28,900	67
*	Suofeiya Home Collection Co. Ltd. Class A	14,600	66
*	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	33,400	66
*	YanTai Shuangta Food Co. Ltd. Class A	32,900	66
*	IReader Technology Co. Ltd. Class A	14,800	66
	Monalisa Group Co. Ltd. Class A	12,415	66
	Shenzhen Kinwong Electronic Co. Ltd. Class A	15,300	66
*	COFCO Biotechnology Co. Ltd. Class A	46,600	65
*	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	44,100	65
*	Eoptolink Technology Inc. Ltd Class A	10,900	65
*	Shenzhen Megmeet Electrical Co. Ltd. Class A	12,500	65
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	29,500	65
*	Shanghai Tunnel Engineering Co. Ltd. Class A	79,800	65
*	Guangxi Guiguan Electric Power Co. Ltd. Class A	81,800	65
*	Xiamen International Airport Co. Ltd. Class A	24,200	65
*	Shenzhen Airport Co. Ltd. Class A	48,400	64
*	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	27,200	64
*	Xinxing Ductile Iron Pipes Co. Ltd. Class A	102,100	64
*	STO Express Co. Ltd. Class A	48,400	64
*	Shanxi Blue Flame Holding Co. Ltd. Class A	69,300	64
*,2	Ascletis Pharma Inc.	167,000	64
	Hongta Securities Co. Ltd. Class A	33,000	64
*	Jinyu Bio-Technology Co. Ltd. Class A	19,100	64
*	Guangzhou Baiyun International Airport Co. Ltd. Class A	33,900	64
*	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	74,500	63
*	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	19,800	63
*	Anhui Jinhe Industrial Co. Ltd. Class A	12,400	63
*	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	52,800	63
	China Merchants Land Ltd.	432,000	63
*	Xi'an Triangle Defense Co. Ltd. Class A	14,100	63
*	Hangzhou Dptech Technologies Co. Ltd. Class A	11,600	63
	Avic Heavy Machinery Co. Ltd. Class A	23,200	63
*	Shanying International Holding Co. Ltd. Class A	119,600	63
*	Gansu Qilianshan Cement Group Co. Ltd. Class A	31,200	63
*	Haohua Chemical Science & Technology Co. Ltd. Class A	19,700	63
*	Leo Group Co. Ltd. Class A	162,800	62
*	B-Soft Co. Ltd. Class A	39,200	62
*	Shanghai Shimao Co. Ltd. Class A	95,800	62
	CGN New Energy Holdings Co. Ltd.	250,000	61
*	Guangzhou Restaurant Group Co. Ltd. Class A	10,100	61
*	Sai Micro Electronics Inc. Class A	19,900	61
*	Sinofibers Technology Co. Ltd. Class A	11,200	61
*	Shanghai DZH Ltd. Class A	49,800	61
*	Luenmei Quantum Co. Ltd. Class A	43,800	61
*	Shandong Airlines Co. Ltd. Class B	86,180	60
*	China National Accord Medicines Corp. Ltd. Class B	20,760	60
*	Fujian Star-net Communication Co. Ltd. Class A	20,600	60
*	Grandjoy Holdings Group Co. Ltd. Class A	107,100	60
*	Genimous Technology Co. Ltd. Class A	64,200	60
*	Zhejiang Hailiang Co. Ltd. Class A	36,000	60
*	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	5,400	60
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	105,100	60
*	Dongfang Electric Corp. Ltd. Class A	34,300	60
*	TangShan Port Group Co. Ltd. Class A	145,900	60

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Shanghai Chinafortune Co. Ltd. Class A	25,900	60
*	Accelink Technologies Co. Ltd. Class A	17,300	59
*	Venustech Group Inc. Class A	12,600	59
*	Hubei Dinglong Co. Ltd. Class A	23,400	59
[2]	China Everbright Greentech Ltd.	149,000	59
*	Bank of Chengdu Co. Ltd. Class A	32,000	59
*	Shenzhen Anche Technologies Co. Ltd. Class A	11,500	59
*	Guangshen Railway Co. Ltd. Class A	177,800	59
*	State Grid Information & Communication Co. Ltd. Class A	27,900	59
*	Huangshan Tourism Development Co. Ltd. Class B	77,426	58
*	Sichuan Haite High-tech Co. Ltd. Class A	36,800	58
*	Shenzhen Jinjia Group Co. Ltd. Class A	36,400	58
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	158,300	58
	Bestsun Energy Co. Ltd. Class A	77,700	58
*	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	160,200	58
	Digital China Group Co. Ltd. Class A	22,200	58
[2]	Impro Precision Industries Ltd.	212,639	57
*	China National Accord Medicines Corp. Ltd. Class A	8,800	57
*	Wens Foodstuffs Group Co. Ltd. Class A	25,560	57
*	Anhui Kouzi Distillery Co. Ltd. Class A	5,900	57
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	53,500	57
*	Beijing Sinnet Technology Co. Ltd. Class A	26,100	57
*	Youzu Interactive Co. Ltd. Class A	24,100	57
*,2	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co Class H	46,000	57
*	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	31,000	56
*	Zheshang Securities Co. Ltd. Class A	32,100	56
*	Zhongfu Information Inc. Class A	9,900	56
*	C&D Property Management Group Co. Ltd.	94,000	56
*	Shenzhen Gongjin Electronics Co. Ltd. Class A	41,300	55
*	Beijing Jetsen Technology Co. Ltd. Class A	102,600	55
*	Wuxi Boton Technology Co. Ltd. Class A	21,400	55
*	Jiangxi Bank Co. Ltd. Class H	130,500	55
*	Double Medical Technology Inc. Class A	5,500	55
*	Guangdong Ellington Electronics Technology Co. Ltd. Class A	53,100	55
*	Hangzhou Century Co. Ltd. Class A	53,600	54
*	Shanghai Yaoji Technology Co. Ltd. Class A	16,400	54
*	Valiant Co. Ltd. Class A	22,500	54
*	East Group Co. Ltd. Class A	55,600	54
	Hebei Construction Group Corp. Ltd. Class H	160,500	54
*	Hubei Feilihua Quartz Glass Co. Ltd. Class A	8,400	54
*	Shanghai Wanye Enterprises Co. Ltd. Class A	24,500	54
*	Xuji Electric Co. Ltd. Class A	25,200	53
*	Beijing Ultrapower Software Co. Ltd. Class A	77,900	53
*	RiseSun Real Estate Development Co. Ltd. Class A	56,200	53
*	Oceanwide Holdings Co. Ltd. Class A	125,400	53
	Shengda Resources Co. Ltd. Class A	25,100	53
*	Jinyuan EP Co. Ltd. Class A	50,200	53
*	China Meheco Co. Ltd. Class A	27,000	53
*	Gree Real Estate Co. Ltd. Class A	50,900	53
*	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	37,100	52
*	Guangdong South New Media Co. Ltd. Class A	7,200	52
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	11,000	52
*	Nanjing Xinjiekou Department Store Co. Ltd. Class A	33,100	52
*	Guangdong HEC Technology Holding Co. Ltd. Class A	71,200	52
*	Shanghai Shibei Hi-Tech Co. Ltd. Class B	167,276	51
*	Focused Photonics Hangzhou Inc. Class A	29,600	51
*	Shandong Denghai Seeds Co. Ltd. Class A	21,800	51
*	Hangzhou Shunwang Technology Co. Ltd. Class A	25,800	51
*	ORG Technology Co. Ltd. Class A	59,500	51
*	Suzhou Anjie Technology Co. Ltd. Class A	23,400	51
*	Guangzhou Shangpin Home Collection Co. Ltd. Class A	4,400	51

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Yusys Technologies Co. Ltd. Class A	11,300	51
*	Shandong Dawn Polymer Co. Ltd. Class A	17,200	51
*	Liaoning Port Co. Ltd. Class A	191,500	51
*	Shanxi Coking Co. Ltd. Class A	50,300	50
*	Hanergy Thin Film Pow Group Ltd.	1,810,000	50
*	Beijing Thunisoft Corp. Ltd. Class A	18,200	50
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	37,500	50
*	Anhui Zhongding Sealing Parts Co. Ltd. Class A	30,600	50
*	Ourpalm Co. Ltd. Class A	77,300	50
*	Camel Group Co. Ltd. Class A	26,910	50
*	Juneyao Airlines Co. Ltd. Class A	21,400	49
*	Bohai Leasing Co. Ltd. Class A	154,100	49
*	Shenzhen Sunline Tech Co. Ltd. Class A	17,900	49
*	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	8,900	49
*	Caitong Securities Co. Ltd. Class A	31,900	49
*	Jiajiayue Group Co. Ltd. Class A	18,300	49
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	71,800	49
*	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	58,600	48
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class T	57,300	48
*	Orient Group Inc. Class A	92,500	48
	CPMC Holdings Ltd.	83,000	47
*	Hubei Biocause Pharmaceutical Co. Ltd. Class A	79,700	47
*	CITIC Guoan Information Industry Co. Ltd. Class A	153,300	47
*	Jiangsu Provincial Agricultural Reclamation and Development Corp.	30,100	47
*	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	55,100	47
*	Shenzhen World Union Group Inc. Class A	50,700	46
*	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	12,700	46
*	Shenzhen Sinovatio Technology Co. Ltd. Class A	7,520	46
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	21,498	46
	Qingling Motors Co. Ltd. Class H	194,000	45
*	China Fangda Group Co. Ltd. Class B	122,000	45
*	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	21,700	45
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	51,900	45
	Aotecar New Energy Technology Co. Ltd. Class A	78,200	45
*	Bear Electric Appliance Co. Ltd. Class A	4,000	45
*	Risen Energy Co. Ltd. Class A	22,300	44
*	Shenzhen Yinghe Technology Co. Ltd. Class A	17,100	44
*	Sichuan Teway Food Group Co. Ltd. Class A	6,500	44
*	INESA Intelligent Tech Inc. Class B	98,400	43
*	Shandong Humon Smelting Co. Ltd. Class A	23,000	43
*	Guocheng Mining Co. Ltd. Class A	30,854	43
*	Shenzhen Leaguer Co. Ltd. Class A	30,200	43
*	Wuxi Taiji Industry Co. Ltd. Class A	36,200	43
*	Tahoe Group Co. Ltd. Class A	104,500	42
*	Shaanxi Construction Machinery Co. Ltd. Class A	22,200	42
*	Shandong Xinchao Energy Corp. Ltd. Class A	176,100	42
*	Gds Holdings Ltd. Class A	3,931	41
	Shanghai Industrial Urban Development Group Ltd.	395,200	41
*	Taiji Computer Corp. Ltd. Class A	13,019	41
*	Goldenmax International Technology Ltd. Class A	17,800	41
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	17,930	41
	Shanghai AtHub Co. Ltd. Class A	8,540	41
*	Tangshan Jidong Cement Co. Ltd. Class A	18,500	40
*	Bilibili Inc. Class Z	346	40
	Sichuan Expressway Co. Ltd. Class H	166,000	39
*	Beijing Watertek Information Technology Co. Ltd. Class A	80,700	39
*	Berry Genomics Co. Ltd. Class A	8,600	39
*	360 Security Technology Inc. Class A	19,798	38
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	70,400	37
*	Polaris Bay Group Co. Ltd. Class A	25,900	37
*	Beijing Global Safety Technology Co. Ltd. Class A	10,500	37

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Inspur International Ltd.	110,000	36
*	Shanghai Kinetic Medical Co. Ltd. Class A	20,900	36
*	China Publishing & Media Co. Ltd. Class A	32,300	36
*	China CYTS Tours Holding Co. Ltd. Class A	18,900	35
*	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	15,600	34
*	Shanghai Huayi Group Co. Ltd. Class B	63,200	33
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	32,800	32
*	Tian Di Science & Technology Co. Ltd. Class A	56,611	32
*	Chongqing Zongshen Power Machinery Co. Ltd. Class A	29,000	31
*	China TransInfo Technology Co. Ltd. Class A	13,400	31
*	Unilumin Group Co. Ltd. Class A	24,800	31
*	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	47,800	30
*	YaGuang Technology Group Co. Ltd. Class A	24,900	30
*	Hebei Chengde Lolo Co. Class A	27,440	29
	Tibet Summit Resources Co. Ltd. Class A	15,000	29
*	Doushen Beijing Education & Technology Inc. Class A	24,700	28
*	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	8,500	28
*	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	14,500	27
*	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	36,800	27
*	Visionox Technology Inc. Class A	17,998	26
*	Changchun Faway Automobile Components Co. Ltd. Class A	17,310	26
*	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	26,900	25
*	Guomai Technologies Inc. Class A	27,800	25
*	NSFOCUS Technologies Group Co. Ltd. Class A	10,497	25
*	Central China Securities Co. Ltd. Class H	129,988	24
*	Henan Yuguang Gold & Lead Co. Ltd. Class A	27,900	24
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A	80,900	23
*	Wangsu Science & Technology Co. Ltd. Class A	26,600	23
*	PCI Technology Group Co. Ltd. Class A	23,100	23
	Beijing North Star Co. Ltd. Class H	118,000	22
*	Sino GeoPhysical Co. Ltd. Class A	8,200	22
*	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co Class A	6,300	22
*	Foshan Nationstar Optoelectronics Co. Ltd. Class A	15,600	21
*	Baosheng Science and Technology Innovation Co. Ltd. Class A	32,200	21
*,3	CT Environmental Group Ltd.	424,000	19
*	Qutoutiao Inc. ADR	7,831	18
*	Goldcard Smart Group Co. Ltd.	11,000	18
*	Guangxi Wuzhou Communications Co. Ltd. Class A	31,300	18
*	Shang Gong Group Co. Ltd. Class B	46,000	17
*	Myhome Real Estate Development Group Co. Ltd. Class A	61,300	17
*	Rongan Property Co. Ltd. Class A	40,800	17
*	Wuhan P&S Information Technology Co. Ltd. Class A	30,200	17
*	Dongjiang Environmental Co. Ltd. Class H	27,100	16
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	12,100	16
*	China Dive Corp. Ltd. Class A	5,200	16
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	9,600	15
	Misho Ecology & Landscape Co. Ltd. Class A	16,400	11
*,3	HY Energy Group Co. Ltd. Class A	12,400	11
*,3	China Lumena New Materials Corp.	11,900	8
*	China Animal Healthcare Ltd.	84,000	6
*,3	Tianhe Chemicals Group Ltd.	383,088	—
*,1,3	Midas Holdings Ltd.	223,900	—
*,3	Shenglong Pv Tech Investment	1,034,191	—
			1,273,313
Colombia (0.0%)
	Bancolombia SA ADR	37,097	1,110
	Interconexion Electrica SA ESP	169,780	967
	Bancolombia SA	111,855	832
	Ecopetrol SA	971,880	572
	Ecopetrol SA ADR	42,463	502
	Grupo Argos SA	164,203	463

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Grupo Aval Acciones y Valores SA Preference Shares	1,430,144	421
*	Corp. Financiera Colombiana SA	47,538	406
	Grupo de Inversiones Suramericana SA	75,133	384
	Banco Davivienda SA Preference Shares	38,989	304
	Cementos Argos SA	164,401	225
	Grupo De Inversiones Suramericana SA Preference Shares	46,730	211
	Bancolombia SA Preference Shares	14,574	109
			6,506
Czech Republic (0.0%)
	CEZ AS	59,943	1,670
*	Komercni banka AS	28,564	865
*	O2 Czech Republic AS	61,412	754
*,2	Moneta Money Bank AS	180,939	672
	Philip Morris CR AS	235	159
			4,120
Denmark (0.6%)
	Novo Nordisk A/S Class B	629,757	46,456
	DSV PANALPINA A/S	79,121	17,627
	Vestas Wind Systems A/S	403,670	16,648
[2]	Orsted AS	74,152	10,779
*	Genmab A/S	24,049	8,825
	Coloplast A/S Class B	52,932	8,768
	Carlsberg AS Class B	39,412	6,914
	Novozymes A/S Class B	82,243	5,833
	AP Moller - Maersk A/S Class B	2,253	5,605
	Danske Bank A/S	269,619	5,125
	GN Store Nord AS	54,100	4,879
	Pandora A/S	38,413	4,350
	AP Moller - Maersk A/S Class A	1,735	4,077
	Ambu A/S Class B	67,166	3,759
	Chr Hansen Holding A/S	40,064	3,678
	Tryg A/S	139,600	3,192
	Royal Unibrew A/S	22,455	2,743
	SimCorp A/S	17,771	2,350
*	Demant A/S	38,584	1,932
[2]	Netcompany Group A/S	12,514	1,305
	ISS A/S	67,283	1,276
	Ringkjoebing Landbobank A/S	11,200	1,139
	ALK-Abello A/S	2,430	1,052
	ROCKWOOL International A/S Class B	2,254	1,008
	Jyske Bank A/S (Registered)	20,298	989
*,1	Bavarian Nordic A/S	21,473	983
*	Zealand Pharma A/S	25,112	826
	Topdanmark AS	16,024	779
	Sydbank AS	24,931	743
	FLSmidth & Co. A/S	17,885	705
	H Lundbeck A/S	21,958	676
*	NKT A/S	15,558	644
	Dfds A/S	10,551	622
	Schouw & Co. A/S	4,587	490
	Spar Nord Bank A/S	40,007	443
[2]	Scandinavian Tobacco Group A/S Class A	21,715	395
*	Drilling Co. of 1972 A/S	7,206	302
*	Nilfisk Holding A/S	9,210	274
	Chemometec A/S	2,325	252
	D/S Norden A/S	9,456	244
	Alm Brand A/S	18,659	212
			178,899
Egypt (0.0%)
	Commercial International Bank Egypt SAE	507,371	1,888

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Egypt Kuwait Holding Co. SAE	353,054	353
	Eastern Co. SAE	372,204	277
	Six of October Development & Investment	224,901	242
*	Egyptian Financial Group-Hermes Holding Co.	207,673	186
*	ElSewedy Electric Co.	296,180	152
	Talaat Moustafa Group	292,136	106
	Heliopolis Housing	351,228	104
	Telecom Egypt Co.	127,965	89
	Oriental Weavers	227,675	88
*	Pioneers Holding for Financial Investments SAE	243,648	60
	Palm Hills Developments SAE	548,521	56
	Medinet Nasr Housing	160,330	35
	Orascom Construction plc (XCAI)	3,826	21
*	Alexandria Mineral Oils Co.	89,194	17
			3,674
Finland (0.4%)
	Kone Oyj Class B	153,355	12,045
*	Nokia Oyj	2,223,189	10,531
	Neste Oyj	165,637	10,016
	Nordea Bank Abp	927,204	9,610
	Sampo Oyj Class A	200,514	9,511
	UPM-Kymmene Oyj	218,771	8,556
	Fortum Oyj	167,207	4,394
	Stora Enso Oyj Class R	225,417	4,313
	Nordea Bank Abp (XHEL)	391,147	4,046
	Elisa Oyj	57,096	3,237
	Kesko Oyj Class B	104,063	3,169
	Metso Outotec Oyj	228,472	2,567
	Wartsila Oyj Abp	193,543	2,498
	Valmet Oyj	48,457	2,024
	Orion Oyj Class B	43,312	1,917
	Nokian Renkaat Oyj	49,492	1,843
	Huhtamaki Oyj	37,230	1,766
	Kojamo Oyj	71,500	1,548
	Konecranes Oyj Class A	27,163	1,250
	Cargotec Oyj Class B	19,818	1,148
	TietoEVRY Oyj (XHEL)	28,383	983
*	QT Group Oyj	7,315	865
	Metsa Board Oyj	67,444	858
*	Outokumpu Oyj	123,367	802
	Revenio Group Oyj	8,660	622
	Uponor Oyj	20,557	599
	Neles Oyj	37,005	538
	Kemira Oyj	30,367	496
	YIT Oyj	75,612	468
	Sanoma Oyj	24,619	427
[2]	Terveystalo Oyj	22,517	322
*,1	Finnair Oyj	288,850	250
	F-Secure Oyj	41,897	200
[1]	Citycon Oyj	22,588	198
	TietoEVRY Oyj	5,682	198
	Raisio Oyj Class V	40,003	197
	Oriola Oyj Class B	39,257	90
	Ahlstrom-Munksjo Oyj	4,033	86
			104,188
France (2.6%)
	LVMH Moet Hennessy Louis Vuitton SE	97,803	73,680
	Sanofi	428,714	44,947
	TOTAL SE	953,603	42,147
	Schneider Electric SE	205,685	32,818

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	BNP Paribas SA	423,940	27,182
*	Airbus SE	218,394	26,264
	Kering SA	29,123	23,337
	L'Oreal SA	55,237	22,618
	AXA SA	748,977	21,155
	Vinci SA	178,470	19,583
	EssilorLuxottica SA	115,307	19,192
	Safran SA	126,513	18,890
*	Air Liquide SA Loyalty Shares	106,413	17,920
	Pernod Ricard SA	81,832	16,806
	Danone SA	235,581	16,630
	Hermes International	12,025	15,093
	L'Oreal SA (XPAR)	34,332	14,058
	Cie de Saint-Gobain	189,733	11,971
	Dassault Systemes SE	51,518	11,951
	Capgemini SE	62,751	11,499
	Air Liquide SA	67,084	11,297
	Vivendi SE	306,512	10,685
	Legrand SA	106,251	10,342
	Cie Generale des Etablissements Michelin SCA	68,791	9,954
*,2	Worldline SA	96,341	9,459
	Orange SA	754,557	9,397
	STMicroelectronics NV	250,264	9,348
	Teleperformance	23,166	8,945
	Societe Generale SA	309,255	8,797
	Credit Agricole SA	461,276	7,135
	Veolia Environnement SA	207,617	6,622
	Stellantis NV (XNYS)	356,974	5,922
*	Alstom SA	108,145	5,906
	Publicis Groupe SA	90,907	5,884
*	Engie SA Loyalty Shares	389,176	5,797
	Edenred	99,939	5,666
*	Eurofins Scientific SE	48,472	4,801
	Carrefour SA	240,630	4,660
	Sartorius Stedim Biotech	9,549	4,386
	Thales SA	41,354	4,216
	Bouygues SA	89,908	3,853
	Engie SA (XPAR)	241,977	3,604
	Suez SA	139,988	3,346
	Bureau Veritas SA	111,261	3,328
	Eiffage SA	29,801	3,264
	Valeo SA	98,965	3,207
	Getlink SE	197,306	3,139
	Arkema SA	24,935	3,117
*	Accor SA	76,846	3,094
	Gecina SA	20,785	3,042
*	Renault SA	72,941	2,940
*	Ubisoft Entertainment SA	36,956	2,773
	Atos SE	37,287	2,539
*	Orpea SA	19,704	2,536
[2]	Euronext NV	24,526	2,467
	Faurecia SE (XPAR)	44,800	2,420
	Rexel SA	112,808	2,218
	BioMerieux	17,078	2,031
	Remy Cointreau SA	10,102	2,018
*	SCOR SE	62,221	2,010
[2]	Amundi SA	21,845	1,947
	Klepierre SA	73,274	1,945
	Bollore SA	383,598	1,937
	L'Oreal SA Loyalty Shares 2023	4,349	1,781
	Covivio	18,682	1,667

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
[2]	La Francaise des Jeux SAEM	32,401	1,660
*	Rubis SCA	34,908	1,639
*	EDF	110,051	1,606
	Natixis SA	317,296	1,549
*	Air Liquide	9,106	1,534
*	SOITEC	7,592	1,533
	Wendel SE	11,358	1,512
*	Aeroports de Paris	11,687	1,498
	Alten SA	10,791	1,351
*	Sodexo SA (XPAR)	13,143	1,315
	Ipsen SA	12,568	1,215
*	SEB SA Loyalty Shares	6,405	1,166
*	Elis SA (XPAR)	64,651	1,157
	SPIE SA	44,939	1,136
*	Lagardere SCA	41,529	1,118
	Electricite de France SA (XPAR)	76,123	1,111
	SES SA	141,714	1,074
	TechnipFMC plc (XNYS)	143,860	1,072
	Iliad SA	5,787	1,051
	Sopra Steria Group SACA	5,202	968
	Korian SA	23,800	953
	Dassault Aviation SA	867	945
	Nexans SA	11,483	943
[1]	CNP Assurances	52,948	926
[1]	ICADE	11,593	902
*	Sodexo SA ACT Loyalty Shares	8,920	892
	SEB SA (XPAR)	4,634	844
*	Eurazeo SA	9,906	825
	Nexity SA	14,862	805
	Eutelsat Communications SA	63,611	805
	Imerys SA	13,791	717
*	JCDecaux SA	27,563	702
[2]	Verallia SA	17,224	697
*,1	Casino Guichard Perrachon SA	19,708	688
	Cie Plastic Omnium SA	20,423	686
	Societe BIC SA	9,488	671
	Gaztransport Et Technigaz SA	7,854	670
*,1	Air France-KLM	115,805	646
*	Technip Energies NV	43,272	616
	IPSOS	14,752	614
	Eurazeo SE	7,107	592
*	Virbac SA	1,817	590
*	Sodexo SA Loyalty Shares	5,636	564
	Trigano SA	3,101	554
*	Sodexo SA Loyalty Shares 2023	5,394	540
*,1,2	Neoen SA (XPAR)	11,558	529
*	Albioma SA	11,548	523
	Metropole Television SA	22,757	506
[2]	ALD SA	32,155	506
	Coface SA	39,115	477
	Albioma SA (XPAR)	10,456	473
*	Fnac Darty SA	6,138	433
*,1	Solutions 30 SE	31,284	430
	Faurecia SE	7,287	394
	Interparfums SA	5,611	388
	Television Francaise 1	36,880	364
*	Engie SA	24,111	359
[2]	Maisons du Monde SA	14,100	343
*	Quadient SA	12,082	330
*	Robertet SA	277	326
*	Tarkett SA	13,319	321

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Rothschild & Co.	9,000	320
*,2	Elior Group SA	38,533	319
*	Elis SA	17,164	309
[1]	Mercialys SA	23,678	303
*	Derichebourg SA	34,724	292
*	CGG SA	251,140	291
	TechnipFMC plc	38,089	282
*	Voltalia SA (Registered)	8,069	229
*	PEUGEOT Investment	1,670	225
	Vicat SA	4,456	224
	Vilmorin & Cie SA	2,836	199
	Carmila SA	11,845	199
*	Eramet SA	2,680	193
*	Electricite de France SA Loyalty Shares 2022	12,229	178
	Financiere de L'Odet SA	135	162
*	Pharmagest Interactive	1,284	153
	Mersen SA	4,185	145
*,2	X-Fab Silicon Foundries SE	14,653	142
*	Beneteau SA	10,385	137
*	LISI SA	4,123	133
	Manitou BF SA	3,706	124
*	Sodexo SA	1,212	121
	Bonduelle SCA	4,520	119
*	Guerbet	2,723	110
*	SEB SA Loyalty Shares 2022	580	106
	Jacquet Metals SACA	4,253	103
*	SEB SA Loyalty Shares 2023	565	103
	Boiron SA	2,097	98
	Akka Technologies	3,418	98
	Union Financiere de France BQE SA	3,905	87
*,1	Vallourec SA	2,634	86
	AKWEL	1,885	75
*,1	GL Events	3,863	72
*	Rallye SA	7,866	69
*	Electricite de France SA (XPAR)	4,511	66
*,2	SMCP SA	7,781	63
	LISI	1,767	57
*	Etablissements Maurel et Prom SA	6,895	16
*,3	Bourbon Corp.	44	—
*	Bourbon Corp. SA	100	—
*	CGG SA Warrants Exp. 2/21/23	17,186	—
*	CGG SA Warrants Exp. 2/21/22	5,291	—
			760,545
Germany (2.4%)
	SAP SE	441,703	61,848
	Siemens AG (Registered)	295,859	49,360
	Allianz SE (Registered)	160,689	41,718
	BASF SE	359,285	28,955
	Daimler AG (Registered)	322,879	28,736
	Bayer AG (Registered)	385,285	24,931
	Deutsche Telekom AG (Registered)	1,259,910	24,247
	adidas AG	75,557	23,337
	Deutsche Post AG (Registered)	384,302	22,634
	Infineon Technologies AG	516,179	20,699
	Volkswagen AG Preference Shares	69,437	18,079
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	55,046	15,905
[1]	Vonovia SE	222,219	14,601
	Bayerische Motoren Werke AG	128,976	12,925
	Deutsche Boerse AG	72,252	12,451
*	Deutsche Bank AG (Registered)	817,923	11,395
	E.ON SE	850,259	10,252

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	RWE AG	251,819	9,562
*,2	Delivery Hero SE	59,269	9,402
	Merck KGaA	51,363	9,024
	Henkel AG & Co. KGaA Preference Shares	73,761	8,473
[1]	Fresenius SE & Co. KGaA	160,166	7,872
	Sartorius AG Preference Shares	13,898	7,842
	Deutsche Wohnen SE	141,271	7,643
*,2	Zalando SE	67,344	7,004
	Symrise AG Class A	50,867	6,569
*	Porsche Automobil Holding SE Preference Shares	60,061	6,331
	Fresenius Medical Care AG & Co. KGaA	77,092	6,139
*	Continental AG	43,191	5,837
	Brenntag SE	63,447	5,696
	HeidelbergCement AG	61,200	5,608
	MTU Aero Engines AG	21,503	5,426
*	Siemens Energy AG	151,686	5,073
*	HelloFresh SE	60,225	4,991
[2]	Siemens Healthineers AG	86,407	4,938
[2]	Covestro AG	73,520	4,808
	Volkswagen AG	14,469	4,593
	Beiersdorf AG	38,806	4,380
	Hannover Rueck SE	23,562	4,351
*	QIAGEN NV	88,492	4,314
	LEG Immobilien SE (XETR)	29,358	4,085
	Puma SE	36,750	3,874
	Aroundtown SA	463,503	3,569
	Henkel AG & Co. KGaA	35,324	3,510
	Knorr-Bremse AG	25,574	3,135
	KION Group AG	31,336	3,123
[2]	Scout24 AG	35,398	2,943
	GEA Group AG	66,292	2,911
*,2	TeamViewer AG	61,090	2,904
	LANXESS AG	37,116	2,731
*	Commerzbank AG	411,396	2,713
	Evonik Industries AG	71,636	2,508
	Carl Zeiss Meditec AG (Bearer)	13,601	2,396
*	Evotec SE	56,725	2,360
*	thyssenkrupp AG	175,710	2,349
*	Dialog Semiconductor plc	27,748	2,174
	Bechtle AG	10,478	2,134
	United Internet AG (Registered)	44,632	1,877
	Rheinmetall AG	15,574	1,625
	Nemetschek SE	20,549	1,532
*	CTS Eventim AG & Co. KGaA	21,943	1,514
*,1	Deutsche Lufthansa AG (Registered)	114,005	1,473
	Bayerische Motoren Werke AG Preference Shares	17,686	1,449
	Uniper SE	39,360	1,436
*	TAG Immobilien AG	46,092	1,425
	alstria office REIT-AG	78,435	1,404
	Freenet AG	57,609	1,401
	Gerresheimer AG	11,724	1,261
	Siltronic AG (XETR)	7,462	1,257
	ProSiebenSat.1 Media SE	57,795	1,255
*	MorphoSys AG	12,164	1,148
	Aurubis AG	12,958	1,114
	FUCHS PETROLUB SE Preference Shares	19,974	1,064
[1]	Rational AG	1,247	1,037
	Hella GmbH & Co. KGaA	16,880	1,013
*,1	Fraport AG Frankfurt Airport Services Worldwide	15,233	1,010
	Grand City Properties SA	37,098	997
[1]	HUGO BOSS AG	21,065	972

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Jungheinrich AG Preference Shares	17,741	928
[2]	Befesa SA	13,095	916
*	Hypoport SE	1,520	916
	FUCHS PETROLUB SE	20,068	870
[2]	ADLER Group SA	28,872	853
	CompuGroup Medical SE & Co. KGaA	9,293	850
*	AIXTRON SE	39,596	845
	Wacker Chemie AG	5,594	844
	CANCOM SE	13,655	843
*	K+S AG (Registered)	72,652	806
*	RTL Group SA	13,568	798
*	Talanx AG	18,555	782
	Stroeer SE & Co. KGaA	9,112	777
*,1	Varta AG	5,263	765
	Aareal Bank AG	26,795	753
[1]	Software AG	17,305	750
*	Nordex SE	25,812	745
[2]	Deutsche Pfandbriefbank AG	64,363	741
*	zooplus AG	2,310	730
	Stabilus SA	9,324	728
	Duerr AG	17,049	714
	OSRAM Licht AG	11,405	713
	Telefonica Deutschland Holding AG	240,037	698
[1]	HOCHTIEF AG	7,437	697
	Fielmann AG	9,003	685
[1]	Encavis AG	33,431	642
*,1	Global Fashion Group SA	40,481	635
	Norma Group SE	11,081	618
[1]	Sixt SE	4,352	604
	Dermapharm Holding SE	6,569	574
[2]	DWS Group GmbH & Co. KGaA	12,857	563
	Jenoptik AG	18,037	552
	Sixt SE Preference Shares	6,669	550
*	Traton SE	19,024	543
	METRO AG	47,590	520
*,2	Shop Apotheke Europe NV	2,509	517
[1]	S&T AG	18,677	507
	Pfeiffer Vacuum Technology AG	2,591	503
*,2	Instone Real Estate Group AG	16,717	497
*	Salzgitter AG	15,434	491
	Krones AG	5,577	486
	1&1 Drillisch AG	16,080	483
	Suedzucker AG	29,307	480
[1]	GRENKE AG	10,252	416
	CECONOMY AG	70,503	413
	PATRIZIA AG	14,852	406
*	Kloeckner & Co. SE	29,200	396
	Deutsche EuroShop AG	16,854	389
[1]	VERBIO Vereinigte BioEnergie AG	7,647	386
	KWS Saat SE & Co. KGaA	4,100	364
	DIC Asset AG	20,075	358
	STRATEC SE	2,469	350
*	Deutz AG	42,585	346
	Atoss Software AG	1,528	341
	Bilfinger SE	8,961	335
[1]	BayWa AG	6,589	321
	New Work SE	985	299
	Zeal Network SE	5,678	298
	Draegerwerk AG & Co. KGaA Preference Shares	2,998	280
[1]	Deutsche Beteiligungs AG	6,560	271
	Draegerwerk AG & Co. KGaA	3,032	268

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Indus Holding AG	6,378	265
	TUI AG (XGAT)	43,462	259
	Hornbach Holding AG & Co. KGaA	2,609	244
	Washtec AG	3,585	231
	Schaeffler AG Preference Shares	25,418	229
	Secunet Security Networks AG	527	225
	Wuestenrot & Wuerttembergische AG	9,451	206
	Hamburger Hafen und Logistik AG	8,088	199
	Wacker Neuson SE	7,364	198
	ElringKlinger AG	11,374	197
*	Hensoldt AG	11,126	192
	Vossloh AG	3,545	189
[1]	SMA Solar Technology AG	3,151	180
	Takkt AG	10,249	173
	Hornbach Baumarkt AG	3,774	151
*	Koenig & Bauer AG	5,007	142
*	SGL Carbon SE	13,210	98
	CropEnergies AG	6,524	84
	Bertrandt AG	1,140	63
*,1	Corestate Capital Holding SA	3,253	51
	TLG Immobilien AG	1,141	36
			683,993
Greece (0.0%)
*	OPAP SA	82,873	1,271
	Hellenic Telecommunications Organization SA ADR	117,615	993
*	Eurobank Ergasias Services and Holdings SA	1,042,783	984
*	Alpha Services and Holdings SA	580,010	920
	JUMBO SA	46,389	867
*	National Bank of Greece SA	213,183	664
*	Mytilineos SA	35,506	660
*	Public Power Corp. SA	45,298	516
*	Hellenic Telecommunications Organization SA	25,310	429
*	Hellenic Exchanges - Athens Stock Exchange SA	78,418	387
*	Hellenic Petroleum SA	47,515	330
*	Motor Oil Hellas Corinth Refineries SA	19,659	303
	Viohalco SA	35,271	214
*	LAMDA Development SA	22,404	201
	Terna Energy SA	13,243	198
*	GEK Terna Holding Real Estate Construction SA	15,796	191
	Athens Water Supply & Sewage Co. SA	17,663	180
	Holding Co. ADMIE IPTO SA	39,351	127
	Sarantis SA	9,960	107
*	Fourlis Holdings SA	16,670	92
*	Aegean Airlines SA	12,797	82
*	Ellaktor SA	46,666	76
*,3	FF Group	12,862	74
*	Piraeus Financial Holdings SA	5,649	15
			9,881
Hong Kong (0.9%)
	AIA Group Ltd.	4,764,982	60,480
	Hong Kong Exchanges & Clearing Ltd.	498,624	30,073
	Techtronic Industries Co. Ltd.	496,500	9,009
	CK Hutchison Holdings Ltd.	1,068,891	8,736
	Sun Hung Kai Properties Ltd.	560,982	8,439
	Link REIT	854,790	8,063
*	Galaxy Entertainment Group Ltd.	858,000	7,532
	Hong Kong & China Gas Co. Ltd.	4,047,967	6,493
	CLP Holdings Ltd.	650,580	6,422
	CK Asset Holdings Ltd.	964,927	6,041
	Jardine Matheson Holdings Ltd.	82,562	5,544

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Hang Seng Bank Ltd.	281,551	5,512
	BOC Hong Kong Holdings Ltd.	1,402,700	4,932
*	Sands China Ltd.	982,400	4,649
	Lenovo Group Ltd.	3,002,000	4,102
	Wharf Real Estate Investment Co. Ltd.	689,600	3,963
	Power Assets Holdings Ltd.	517,000	3,177
	MTR Corp. Ltd.	546,826	3,046
[2]	WH Group Ltd.	3,376,684	2,942
	New World Development Co. Ltd.	554,306	2,933
	Xinyi Glass Holdings Ltd.	786,000	2,785
*,2	ESR Cayman Ltd.	685,589	2,341
	Hongkong Land Holdings Ltd.	450,700	2,229
	Hang Lung Properties Ltd.	788,000	2,150
[2]	Budweiser Brewing Co. APAC Ltd.	668,300	2,106
	Henderson Land Development Co. Ltd.	472,896	2,102
	Sino Land Co. Ltd.	1,302,279	1,934
	ASM Pacific Technology Ltd.	120,122	1,814
	SITC International Holdings Co. Ltd.	448,000	1,707
	AAC Technologies Holdings Inc.	304,000	1,688
	Want Want China Holdings Ltd.	2,297,467	1,660
	Wharf Holdings Ltd.	524,600	1,591
	Swire Pacific Ltd. Class A	190,642	1,536
	CK Infrastructure Holdings Ltd.	230,000	1,406
	PRADA SPA	206,400	1,281
	Man Wah Holdings Ltd.	607,200	1,271
	Microport Scientific Corp.	172,852	1,246
*	Wynn Macau Ltd.	642,000	1,231
	Tingyi Cayman Islands Holding Corp.	684,000	1,229
	Swire Properties Ltd.	390,646	1,166
	Vitasoy International Holdings Ltd.	298,332	1,152
	Chow Tai Fook Jewellery Group Ltd.	692,000	1,115
	Bank of East Asia Ltd.	514,072	1,078
	Minth Group Ltd.	264,000	1,069
	PCCW Ltd.	1,820,112	1,053
	Hysan Development Co. Ltd.	279,000	1,050
*,2	Samsonite International SA	480,596	889
*	SJM Holdings Ltd.	656,000	847
	Hang Lung Group Ltd.	322,000	845
[2]	BOC Aviation Ltd.	79,100	712
	Kerry Properties Ltd.	210,500	709
*,2	Js Global Lifestyle Co. Ltd.	228,500	690
*	Yue Yuen Industrial Holdings Ltd.	271,000	678
	Kerry Logistics Network Ltd.	220,000	660
	NWS Holdings Ltd.	538,500	594
	VTech Holdings Ltd.	63,200	578
	Uni-President China Holdings Ltd.	468,800	570
*	MMG Ltd.	862,117	557
	NagaCorp Ltd.	518,000	554
	Melco International Development Ltd.	278,000	551
*,1,2	Razer Inc.	1,489,000	530
*	Sun Art Retail Group Ltd.	568,500	523
*,1	Vobile Group Ltd.	120,000	523
	Pacific Basin Shipping Ltd.	1,483,000	520
*	United Energy Group Ltd.	2,580,000	509
	L'Occitane International SA	169,500	487
	IGG Inc.	288,000	485
	Lee & Man Paper Manufacturing Ltd.	549,000	477
*	MGM China Holdings Ltd.	288,800	475
	Dairy Farm International Holdings Ltd.	107,700	469
	Swire Pacific Ltd. Class B	370,000	468
	Fortune REIT	433,923	437

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Champion REIT	738,000	429
	HKBN Ltd.	291,689	426
*	Shangri-La Asia Ltd.	427,519	407
	Vinda International Holdings Ltd.	102,599	365
	Johnson Electric Holdings Ltd.	132,250	351
	Nexteer Automotive Group Ltd.	312,000	350
*,1	Huabao International Holdings Ltd.	315,000	334
*,1	Cathay Pacific Airways Ltd.	373,090	328
	Luk Fook Holdings International Ltd.	126,000	315
	Haitong International Securities Group Ltd.	988,038	311
	First Pacific Co. Ltd.	901,200	309
	Great Eagle Holdings Ltd.	82,000	289
*	Hong Kong Television Network Ltd.	196,000	270
	VSTECS Holdings Ltd.	272,000	269
*,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	171,000	266
	Cafe de Coral Holdings Ltd.	116,000	252
	K Wah International Holdings Ltd.	490,000	244
	SUNeVision Holdings Ltd.	228,000	235
	CITIC Telecom International Holdings Ltd.	649,500	235
	Sunlight REIT	410,000	225
	Value Partners Group Ltd.	313,000	222
[1,2]	Asiainfo Technologies Ltd.	124,800	201
*	Shun Tak Holdings Ltd.	604,000	193
*	Shui On Land Ltd.	1,104,500	182
*,1	Glory Sun Financial Group Ltd.	5,420,000	181
	Dah Sing Financial Holdings Ltd.	55,744	180
	Stella International Holdings Ltd.	136,500	168
*	Towngas China Co. Ltd.	332,000	163
*	Pou Sheng International Holdings Ltd.	672,000	163
	Pacific Textiles Holdings Ltd.	254,000	162
	Road King Infrastructure Ltd.	120,000	159
	Prosperity REIT	471,000	157
	Guotai Junan International Holdings Ltd.	860,000	155
	Canvest Environmental Protection Group Co. Ltd.	291,000	151
*	China Travel International Investment Hong Kong Ltd.	864,000	150
	United Laboratories International Holdings Ltd.	178,000	146
*,3	Asia Cement China Holdings Corp.	142,500	146
*	Lifestyle International Holdings Ltd.	179,000	145
[2]	Crystal International Group Ltd.	275,500	145
	Far East Consortium International Ltd.	401,000	142
*,1	FIH Mobile Ltd.	1,002,000	141
*,1,2	FIT Hon Teng Ltd.	441,000	135
*	Esprit Holdings Ltd. (XHKG)	1,350,519	134
*,2	Frontage Holdings Corp.	186,000	126
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	86,000	125
	Dah Sing Banking Group Ltd.	113,537	124
*,3	SMI Holdings Group Ltd.	402,400	121
*	Texhong Textile Group Ltd.	79,500	120
*,1,3	Superb Summit International	620,000	117
	Hutchison Telecommunications Hong Kong Holdings Ltd.	570,000	111
*,1	Sa Sa International Holdings Ltd.	455,995	108
*	Television Broadcasts Ltd.	98,900	108
*	Apollo Future Mobility Group Ltd.	1,824,000	108
*,1	Cosmopolitan International Holdings Ltd.	732,000	105
*,3	Huiyuan Juice	398,000	104
	SmarTone Telecommunications Holdings Ltd.	172,000	102
	Lee's Pharmaceutical Holdings Ltd.	147,500	91
	Sun Hung Kai & Co. Ltd.	165,000	85
[1]	C-Mer Eye Care Holdings Ltd.	108,000	82
	Chow Sang Sang Holdings International Ltd.	46,000	78
	Chinese Estates Holdings Ltd.	147,000	73

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Giordano International Ltd.	354,000	71
	CMBC Capital Holdings Ltd.	5,250,000	71
	Texwinca Holdings Ltd.	292,000	67
*,3	Convoy Global Holdings Ltd.	3,102,000	67
	Dynam Japan Holdings Co. Ltd.	72,400	64
*,2	IMAX China Holding Inc.	27,100	64
*	CITIC Resources Holdings Ltd.	1,238,000	62
[1,2]	VPower Group International Holdings Ltd.	259,000	60
*	Truly International Holdings Ltd.	360,000	59
*	Digital Domain Holdings Ltd.	6,410,000	58
*	China LNG Group Ltd.	870,000	50
*,1	GCL New Energy Holdings Ltd.	1,670,000	49
*	Suncity Group Holdings Ltd.	670,000	48
*	Singamas Container Holdings Ltd.	548,000	44
*,3	National Agricultural Holdings	246,000	38
*,3	C Fiber Optic	348,000	31
*,3	Long Well International Holdings Ltd.	1,348,000	21
*,3	MH Development Ltd.	130,000	19
*,1	NewOcean Energy Holdings Ltd.	162,000	12
*,3	Brightoil	426,340	11
*,3	Agritrade Resources Ltd.	735,000	8
*,3	Tech Pro Tech Dev	833,600	7
*,3	Real Nutrition	143,000	4
*,3	Anxin China Holdings Ltd.	312,000	—
*,3	Hua Han Health Industry Holdings Ltd.	214,708	—
*,1,3	Huishan Dairy	822,401	—
			261,219
Hungary (0.0%)
*	OTP Bank Nyrt	92,186	4,144
	Richter Gedeon Nyrt	51,601	1,476
*	MOL Hungarian Oil & Gas plc	129,078	892
	Magyar Telekom Telecommunications plc	106,612	148
*	Opus Global Nyrt	85,838	71
			6,731
India (1.3%)
	Housing Development Finance Corp. Ltd.	682,045	22,211
	Reliance Industries Ltd.	692,082	18,594
	Tata Consultancy Services Ltd.	392,396	16,058
[2]	Reliance Industries Ltd. GDR	291,973	15,804
	Infosys Ltd.	836,534	15,203
	Hindustan Unilever Ltd.	348,908	11,067
	Infosys Ltd. ADR	592,205	10,707
*	Axis Bank Ltd.	884,517	8,503
	Bharti Airtel Ltd.	895,865	6,479
	Bajaj Finance Ltd.	87,556	6,427
	Asian Paints Ltd.	165,622	5,663
	HCL Technologies Ltd.	430,013	5,210
*	ICICI Bank Ltd.	607,190	4,919
*	Maruti Suzuki India Ltd.	51,296	4,463
	Larsen & Toubro Ltd.	234,319	4,230
	Sun Pharmaceutical Industries Ltd.	473,239	4,177
	UltraTech Cement Ltd.	47,404	4,011
	JSW Steel Ltd.	391,392	3,781
	Tata Steel Ltd.	245,454	3,414
	Mahindra & Mahindra Ltd.	322,880	3,271
	ITC Ltd.	1,132,478	3,092
*	Titan Co. Ltd.	152,288	3,061
	Dr. Reddy's Laboratories Ltd.	42,988	2,992
*	Adani Ports & Special Economic Zone Ltd.	292,465	2,876
	Tech Mahindra Ltd.	220,506	2,853

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Nestle India Ltd.	12,869	2,830
*	State Bank of India GDR (Registered)	59,995	2,805
	Grasim Industries Ltd.	146,035	2,758
	Power Grid Corp. of India Ltd.	908,204	2,695
*	Cipla Ltd.	206,430	2,534
*	Divi's Laboratories Ltd.	43,740	2,397
	Hindalco Industries Ltd.	484,153	2,373
*,2	HDFC Life Insurance Co. Ltd.	261,700	2,346
*,2	Avenue Supermarts Ltd.	60,149	2,314
	Bajaj Finserv Ltd.	15,280	2,272
	NTPC Ltd.	1,585,426	2,189
	Wipro Ltd. ADR	297,993	2,134
*	Adani Green Energy Ltd.	154,180	2,118
[2]	SBI Life Insurance Co. Ltd.	167,320	2,094
	Bharat Petroleum Corp. Ltd.	365,427	2,074
*	Tata Motors Ltd.	527,240	2,072
	Tata Consumer Products Ltd.	203,263	1,834
	UPL Ltd.	222,385	1,818
*	Info Edge India Ltd.	27,464	1,818
	Britannia Industries Ltd.	39,086	1,817
	Hero MotoCorp Ltd.	46,323	1,762
*	Shree Cement Ltd.	4,675	1,759
	Apollo Hospitals Enterprise Ltd.	40,636	1,751
	Indus Towers Ltd.	505,725	1,720
*	Adani Total Gas Ltd.	108,604	1,683
	Oil & Natural Gas Corp. Ltd.	1,123,602	1,633
*	Eicher Motors Ltd.	49,760	1,624
*	Adani Enterprises Ltd.	101,430	1,583
*	Pidilite Industries Ltd.	63,584	1,557
	Bajaj Auto Ltd.	29,183	1,508
	Lupin Ltd.	102,387	1,476
[2]	ICICI Lombard General Insurance Co. Ltd.	75,802	1,445
*,2	Bandhan Bank Ltd.	323,250	1,433
	Shriram Transport Finance Co. Ltd.	77,294	1,398
	Dabur India Ltd.	191,834	1,392
	Godrej Consumer Products Ltd.	147,507	1,376
	Aurobindo Pharma Ltd.	102,689	1,359
	Wipro Ltd.	203,506	1,346
*	Motherson Sumi Systems Ltd.	430,081	1,244
*	Jubilant Foodworks Ltd.	31,906	1,243
	Coal India Ltd.	675,040	1,210
	Havells India Ltd.	90,040	1,201
	Indian Oil Corp. Ltd.	975,192	1,193
	Voltas Ltd.	90,459	1,167
	Piramal Enterprises Ltd.	51,271	1,161
	Gail India Ltd.	613,486	1,133
	Vedanta Ltd.	317,940	1,102
	Tata Power Co. Ltd.	800,451	1,065
*,2	ICICI Prudential Life Insurance Co. Ltd.	146,354	1,030
	Page Industries Ltd.	2,559	1,023
	Cholamandalam Investment and Finance Co. Ltd.	131,823	1,014
*	Max Financial Services Ltd.	83,775	1,012
	Ambuja Cements Ltd.	242,595	1,010
*	Tata Motors Ltd. Class A	580,087	999
	Berger Paints India Ltd.	103,505	982
	Marico Ltd.	176,927	982
*	Bharat Forge Ltd.	116,626	958
	Indraprastha Gas Ltd.	134,515	922
	SBI Cards & Payment Services Ltd.	68,332	906
	Hindustan Petroleum Corp. Ltd.	281,505	889
[2]	Laurus Labs Ltd.	145,298	887

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	NMDC Ltd.	422,098	885
	MRF Ltd.	808	879
	Colgate-Palmolive India Ltd.	43,479	869
	ACC Ltd.	33,921	861
	PI Industries Ltd.	25,266	856
	Petronet LNG Ltd.	262,168	848
*,2	HDFC Asset Management Co. Ltd.	22,429	839
	Crompton Greaves Consumer Electricals Ltd.	161,895	839
*	Jindal Steel & Power Ltd.	140,368	834
	SRF Ltd.	9,370	812
[2]	Larsen & Toubro Infotech Ltd.	15,298	802
*,2	InterGlobe Aviation Ltd.	36,026	798
*	Biocon Ltd.	153,922	788
*	IDFC First Bank Ltd.	1,060,288	780
*,2	AU Small Finance Bank Ltd.	57,290	774
*	United Spirits Ltd.	110,197	772
	Siemens Ltd.	30,304	768
	Zee Entertainment Enterprises Ltd.	299,569	749
	Container Corp. of India Ltd.	93,548	744
	TVS Motor Co. Ltd.	87,336	743
*	Ashok Leyland Ltd.	489,785	743
*	Deepak Nitrite Ltd.	29,568	743
	DLF Ltd.	221,622	738
	Ipca Laboratories Ltd.	25,837	733
	Sundaram Finance Ltd.	21,553	721
	Mphasis Ltd.	30,185	718
	Torrent Pharmaceuticals Ltd.	21,215	718
	Aarti Industries Ltd.	33,074	715
	Trent Ltd.	68,162	713
*	Dixon Technologies India Ltd.	12,425	703
*	Cadila Healthcare Ltd.	90,510	697
	Embassy Office Parks REIT	163,200	688
	Balkrishna Industries Ltd.	28,357	677
	REC Ltd.	389,611	672
	Astral Poly Technik Ltd. (XNSE)	31,130	662
	Steel Authority of India Ltd.	409,945	659
*	Tata Communications Ltd.	43,997	653
	Bharat Electronics Ltd.	366,856	651
	Ramco Cements Ltd.	48,913	650
	Supreme Industries Ltd.	23,164	640
	Atul Ltd.	5,766	630
	Tata Chemicals Ltd.	58,502	625
*	APL Apollo Tubes Ltd.	35,217	618
	LIC Housing Finance Ltd.	109,168	596
	Muthoot Finance Ltd.	37,739	589
	Tube Investments of India Ltd.	34,759	578
*	Tata Elxsi Ltd.	12,163	571
*	Godrej Properties Ltd.	30,474	562
*	Federal Bank Ltd.	519,946	561
*	Adani Power Ltd.	436,532	557
	Navin Fluorine International Ltd.	12,037	556
	Bosch Ltd.	3,046	556
*	Fortis Healthcare Ltd.	192,818	547
	Bata India Ltd.	29,358	542
	Gujarat Gas Ltd.	75,461	540
	Exide Industries Ltd.	219,481	526
[2]	Dr Lal PathLabs Ltd.	13,127	519
*	United Breweries Ltd.	31,665	517
	Mahindra & Mahindra Financial Services Ltd.	229,981	501
	Power Finance Corp. Ltd.	342,250	500
	Honeywell Automation India Ltd.	836	486

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Cummins India Ltd.	42,788	483
	Persistent Systems Ltd.	16,734	460
	Manappuram Finance Ltd.	228,561	459
	Varun Beverages Ltd.	35,822	459
	Indian Railway Catering & Tourism Corp. Ltd.	18,888	456
	Coromandel International Ltd.	44,521	445
	Gujarat State Petronet Ltd.	122,073	444
	Bajaj Holdings & Investment Ltd.	9,560	441
	Emami Ltd.	66,125	438
	Oracle Financial Services Software Ltd.	9,311	437
	Mindtree Ltd.	15,214	432
	Torrent Power Ltd.	80,384	429
*	3M India Ltd.	1,168	402
	Natco Pharma Ltd.	33,078	400
	Sundram Fasteners Ltd.	42,361	399
*	State Bank of India	81,983	390
	Glenmark Pharmaceuticals Ltd.	49,986	389
	Pfizer Ltd.	5,399	384
[2]	L&T Technology Services Ltd.	10,273	378
	NHPC Ltd.	1,145,792	375
	IIFL Finance Ltd.	104,223	375
*,2	RBL Bank Ltd.	149,852	374
	Hindustan Zinc Ltd.	90,431	372
*	L&T Finance Holdings Ltd.	316,441	371
	ABB India Ltd.	19,787	368
*	JK Cement Ltd.	9,674	366
	Escorts Ltd.	24,205	365
*	AIA Engineering Ltd.	14,135	355
	Indian Hotels Co. Ltd.	234,984	353
[2]	Nippon Life India Asset Management Ltd.	75,895	350
	Gillette India Ltd.	4,702	348
*	Aavas Financiers Ltd.	11,356	348
*	GMR Infrastructure Ltd.	1,118,695	346
	Kajaria Ceramics Ltd.	27,979	344
	Amara Raja Batteries Ltd.	31,455	344
*	Dalmia Bharat Ltd.	16,928	343
*	Canara Bank	182,128	340
*	Bank of Baroda	377,709	340
	Kansai Nerolac Paints Ltd.	45,268	339
*,2	IndiaMart InterMesh Ltd.	3,126	335
	Bayer CropScience Ltd.	4,592	331
	Rain Industries Ltd.	136,140	329
	Rajesh Exports Ltd.	46,732	329
	Whirlpool of India Ltd.	10,912	327
	Alkem Laboratories Ltd.	8,685	323
*,2	Syngene International Ltd.	41,990	313
*	Intellect Design Arena Ltd.	33,944	311
*	Vodafone Idea Ltd.	2,755,378	310
*	Dhani Services Ltd.	128,838	306
[2]	Mindspace Business Parks REIT	75,400	305
*	Apollo Tyres Ltd.	103,945	303
	GlaxoSmithKline Pharmaceuticals Ltd.	15,254	300
*	Relaxo Footwears Ltd.	24,861	293
	Sanofi India Ltd.	2,846	290
	Suven Pharmaceuticals Ltd.	38,922	284
	Mahanagar Gas Ltd.	18,656	283
[2]	Metropolis Healthcare Ltd.	8,691	281
	Vaibhav Global Ltd.	5,002	281
*	Indiabulls Housing Finance Ltd.	114,214	278
*	IDFC Ltd.	387,988	277
*	City Union Bank Ltd.	121,977	274

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Castrol India Ltd.	158,847	269
	Procter & Gamble Health Ltd.	3,042	262
*	Amber Enterprises India Ltd.	6,185	258
*	Oberoi Realty Ltd.	34,884	257
*	Aditya Birla Capital Ltd.	166,880	257
	Tanla Platforms Ltd.	21,579	257
*,2	General Insurance Corp. of India	92,423	255
	Can Fin Homes Ltd.	32,421	254
*	Jubilant Pharmova Ltd. (XNSE)	23,147	249
	Century Textiles & Industries Ltd.	38,230	248
*,2	Endurance Technologies Ltd.	14,247	248
*	Redington India Ltd.	102,261	246
*	Bharat Heavy Electricals Ltd.	375,544	244
	Ajanta Pharma Ltd.	9,775	243
*	Alembic Pharmaceuticals Ltd.	18,294	243
[2]	Indian Energy Exchange Ltd.	48,722	243
	NCC Ltd.	239,084	240
	NIIT Technologies Ltd.	6,173	239
*	Godrej Industries Ltd.	34,381	236
*	Blue Star Ltd.	20,712	236
*	Aditya Birla Fashion and Retail Ltd.	99,863	235
	Great Eastern Shipping Co. Ltd.	55,352	235
*	Phoenix Mills Ltd.	24,155	233
	Sun TV Network Ltd.	31,281	229
	JB Chemicals & Pharmaceuticals Ltd.	12,092	228
*	PVR Ltd.	14,741	225
*	KEC International Ltd.	41,153	223
	Radico Khaitan Ltd.	28,710	220
*	V-Guard Industries Ltd.	72,473	218
	Granules India Ltd.	48,122	216
	Strides Pharma Science Ltd.	18,473	215
*	CG Power & Industrial Solutions Ltd.	227,523	214
	JSW Energy Ltd.	144,094	213
*	Thermax Ltd.	10,595	211
	Sonata Software Ltd.	27,133	210
	National Aluminium Co. Ltd.	239,421	208
*	Cholamandalam Financial Holdings Ltd.	27,093	207
*	Zydus Wellness Ltd.	7,296	206
*	Sterlite Technologies Ltd.	65,928	205
*	Affle India Ltd.	2,747	204
	Timken India Ltd.	10,739	203
	Schaeffler India Ltd.	2,867	202
	CRISIL Ltd.	7,981	200
*	EIH Ltd.	170,628	199
*,2	Quess Corp. Ltd.	23,431	198
*	Bank of India	217,534	194
	Orient Electric Ltd.	53,418	194
*	V-Mart Retail Ltd.	5,403	193
	Avanti Feeds Ltd.	29,194	192
	Central Depository Services India Ltd.	17,379	189
*	EID Parry India Ltd.	40,323	188
	Birlasoft Ltd.	56,225	186
	Aegis Logistics Ltd.	45,022	185
	Lakshmi Machine Works Ltd.	2,182	184
*	TeamLease Services Ltd.	4,127	181
*	Infibeam Avenues Ltd. (XNSE)	339,476	180
[2]	Eris Lifesciences Ltd.	22,202	180
	Vinati Organics Ltd.	7,740	177
	Minda Industries Ltd.	24,984	177
	Gateway Distriparks Ltd.	64,049	175
	Firstsource Solutions Ltd.	114,958	175

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Chambal Fertilizers and Chemicals Ltd.	59,328	174
	Balrampur Chini Mills Ltd.	46,302	174
*	Graphite India Ltd.	17,663	174
*	Just Dial Ltd.	14,505	171
	EPL Ltd.	56,156	170
[2]	Godrej Agrovet Ltd.	25,053	169
	CESC Ltd.	20,476	168
*	Polycab India Ltd.	8,364	165
	Edelweiss Financial Services Ltd.	205,827	162
*	Suzlon Energy Ltd.	2,501,641	162
*	Indiabulls Real Estate Ltd.	155,530	162
	Vakrangee Ltd.	236,119	162
	Hindustan Aeronautics Ltd.	12,570	162
	Rallis India Ltd.	42,233	160
*	Ratnamani Metals & Tubes Ltd.	6,147	160
*	Punjab National Bank	329,505	155
	Oil India Ltd.	93,482	154
	JM Financial Ltd.	141,196	153
*	Zensar Technologies Ltd.	41,885	149
	AstraZeneca Pharma India Ltd.	2,814	148
	DCM Shriram Ltd.	15,204	144
*	HEG Ltd.	4,603	143
[2]	ICICI Securities Ltd.	23,274	142
	TTK Prestige Ltd.	1,409	141
*,2	PNB Housing Finance Ltd.	27,969	140
	Sumitomo Chemical India Ltd.	34,549	139
*	Narayana Hrudayalaya Ltd.	24,758	136
	India Cements Ltd.	58,816	129
*	Mahindra CIE Automotive Ltd.	54,994	127
*	Westlife Development Ltd.	21,378	126
*	Union Bank of India	270,719	125
*	IFCI Ltd.	842,125	123
	Gujarat Pipavav Port Ltd.	99,346	123
	Motilal Oswal Financial Services Ltd.	14,216	122
*	Prestige Estates Projects Ltd.	32,922	121
*	CreditAccess Grameen Ltd.	15,061	121
*	Brigade Enterprises Ltd.	35,448	120
*	Alok Industries Ltd.	457,474	119
*	Karur Vysya Bank Ltd.	167,704	118
*	Ceat Ltd.	6,232	117
*	Karnataka Bank Ltd.	140,736	116
	Akzo Nobel India Ltd.	3,822	116
	Symphony Ltd.	7,065	112
*	Wockhardt Ltd.	15,956	111
*	Yes Bank Ltd.	509,982	100
	Bombay Burmah Trading Co.	6,247	98
*	Welspun India Ltd.	88,190	95
*	Indian Bank	63,128	94
	Kaveri Seed Co. Ltd.	11,057	90
*	South Indian Bank Ltd.	829,833	89
	Equitas Holdings Ltd.	78,491	86
	PTC India Ltd.	76,646	84
	eClerx Services Ltd.	4,918	83
	NBCC India Ltd.	145,348	79
	Sobha Ltd.	11,615	76
*	Sun Pharma Advanced Research Co. Ltd.	32,065	76
*	DCB Bank Ltd.	60,028	73
	Bajaj Consumer Care Ltd.	18,819	71
	Jindal Saw Ltd.	61,019	70
*	KRBL Ltd.	28,058	70
	Welspun Corp. Ltd.	36,272	70

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	IRB Infrastructure Developers Ltd.	48,800	69
[2]	Dilip Buildcon Ltd.	9,318	69
	Finolex Cables Ltd.	13,566	66
*	TV18 Broadcast Ltd.	137,341	63
	Care Ratings Ltd.	8,295	56
	Multi Commodity Exchange of India Ltd.	2,593	52
	Engineers India Ltd.	49,898	49
	GE Power India Ltd.	13,473	47
*	Future Retail Ltd.	65,433	45
*	Raymond Ltd.	8,316	36
*	Hindustan Construction Co. Ltd.	283,967	29
*	Mangalore Refinery & Petrochemicals Ltd.	45,416	26
*	Future Consumer Ltd.	168,529	16
*	Suvidhaa Infoserve Ltd.	19,730	9
*	Jubilant Pharmova Ltd.	411	1
*,3	Amtek Auto Ltd.	7,896	—
			371,824
Indonesia (0.2%)
	Bank Central Asia Tbk PT	3,842,104	8,506
	Bank Rakyat Indonesia Persero Tbk PT	21,140,890	5,916
	Telkom Indonesia Persero Tbk PT	19,005,940	4,199
	Bank Mandiri Persero Tbk PT	7,565,432	3,221
	Astra International Tbk PT	8,309,730	3,158
	Charoen Pokphand Indonesia Tbk PT	2,979,900	1,453
	Bank Negara Indonesia Persero Tbk PT	2,766,230	1,089
	Unilever Indonesia Tbk PT	2,123,200	881
	Kalbe Farma Tbk PT	8,758,300	873
	PT United Tractors	560,260	820
	Indofood Sukses Makmur Tbk PT	1,807,400	815
	Semen Indonesia Persero Tbk PT	1,111,700	801
	Tower Bersama Infrastructure Tbk PT	3,727,500	719
	Sarana Menara Nusantara Tbk PT	8,893,600	701
*	Barito Pacific Tbk PT	9,730,200	673
	Indah Kiat Pulp & Paper Corp. Tbk PT	984,700	619
	Indofood CBP Sukses Makmur Tbk PT	991,800	597
	Aneka Tambang Tbk	3,142,000	539
	Japfa Comfeed Indonesia Tbk PT	3,336,200	486
*	Gudang Garam Tbk PT	185,500	463
	Indocement Tunggal Prakarsa Tbk PT	467,900	416
	Adaro Energy Tbk PT	4,682,600	403
	Ciputra Development Tbk PT	5,047,430	397
	Mitra Keluarga Karyasehat Tbk PT	1,955,700	354
*	Pakuwon Jati Tbk PT	9,245,100	339
*	Bumi Serpong Damai Tbk PT	3,763,400	306
	Perusahaan Gas Negara Persero Tbk PT	3,567,300	302
	Pabrik Kertas Tjiwi Kimia Tbk PT	430,000	296
*	Lippo Karawaci Tbk PT	19,524,292	289
	Hanjaya Mandala Sampoerna Tbk PT	2,999,700	274
*	Summarecon Agung Tbk PT	4,045,500	271
	Ace Hardware Indonesia Tbk PT	2,595,300	266
	Mayora Indah Tbk PT	1,335,900	227
*	Vale Indonesia Tbk PT	710,300	226
*	Surya Citra Media Tbk PT	2,049,700	223
	Bukit Asam Tbk PT	1,246,200	204
*	Indosat Tbk PT	429,300	195
	Jasa Marga Persero Tbk PT	677,017	194
*	LEG Immobilien SE	1,229,514	194
*	Medco Energi Internasional Tbk PT	3,935,581	182
	XL Axiata Tbk PT	1,192,400	172
	Bank BTPN Syariah Tbk PT	728,600	165
*	Bank Bukopin Tbk PT (XIDX)	4,919,600	161

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Smartfren Telecom Tbk PT	25,680,700	149
*	Timah Tbk PT	1,216,300	145
*	Bank Tabungan Negara Persero Tbk PT	1,289,700	142
	AKR Corporindo Tbk PT	616,900	139
*	Mitra Adiperkasa Tbk PT	2,405,000	133
*	Media Nusantara Citra Tbk PT	1,784,200	121
	Indo Tambangraya Megah Tbk PT	142,300	117
*	Matahari Department Store Tbk PT	925,000	115
	Wijaya Karya Persero Tbk PT	1,149,145	114
	Astra Agro Lestari Tbk PT	170,855	110
	Waskita Karya Persero Tbk PT	1,299,774	100
*	Panin Financial Tbk PT	7,071,800	94
*	Bank Pan Indonesia Tbk PT	1,448,500	90
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	812,600	78
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	725,400	65
	Ramayana Lestari Sentosa Tbk PT	1,190,900	64
*	Krakatau Steel Persero Tbk PT	1,444,300	63
	Adhi Karya Persero Tbk PT	620,300	50
	PP Persero Tbk PT	528,300	44
*	Kresna Graha Investama Tbk PT	4,091,300	42
*	Alam Sutera Realty Tbk PT	2,990,900	41
*,3	Trada Alam Minera Tbk PT	10,114,628	35
	Bank Danamon Indonesia Tbk PT	189,500	34
*	Global Mediacom Tbk PT	1,211,000	22
*	Eagle High Plantations Tbk PT	2,054,500	16
	Surya Semesta Internusa Tbk PT	487,300	15
*	Totalindo Eka Persada Tbk PT	816,009	3
			44,726
Ireland (0.1%)
	Kerry Group plc Class A	61,238	7,938
	Kingspan Group plc	60,439	5,376
*	Bank of Ireland Group plc	345,927	2,027
	Glanbia plc	73,085	1,075
*	AIB Group plc	304,704	890
*	Dalata Hotel Group plc	78,590	426
*	Irish Continental Group plc	63,570	348
	Hibernia REIT plc	228,817	313
*	Cairn Homes plc	205,327	273
	CRH plc	2,038	96
*	Cairn Homes plc (XDUB)	45,485	59
*,3	Irish Bank Resolution Corp.	14,385	—
			18,821
Israel (0.2%)
*	Nice Ltd.	25,475	6,144
*	Teva Pharmaceutical Industries Ltd.	406,987	4,328
*	Bank Leumi Le-Israel BM	585,793	4,112
*	Bank Hapoalim BM	430,998	3,425
*	Israel Discount Bank Ltd. Class A	473,882	2,133
	ICL Group Ltd.	283,974	1,817
*	Mizrahi Tefahot Bank Ltd.	51,441	1,446
	Elbit Systems Ltd.	9,011	1,236
*	Tower Semiconductor Ltd.	39,525	1,141
*	Nova Measuring Instruments Ltd.	10,507	1,008
	Azrieli Group Ltd.	13,566	952
*	Bezeq The Israeli Telecommunication Corp. Ltd.	762,441	827
	Mivne Real Estate KD Ltd.	254,909	699
	Alony Hetz Properties & Investments Ltd.	40,612	584
	First International Bank of Israel Ltd.	17,322	528
*	Shikun & Binui Ltd.	73,680	495
*	Airport City Ltd.	27,424	455

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Melisron Ltd.	7,323	442
	Ashtrom Group Ltd.	20,230	436
	Strauss Group Ltd.	14,877	435
*	Big Shopping Centers Ltd.	3,533	426
	Phoenix Holdings Ltd.	47,581	422
*	Enlight Renewable Energy Ltd.	200,961	419
	Electra Ltd.	695	385
	Harel Insurance Investments & Financial Services Ltd.	36,575	383
	Shufersal Ltd.	46,489	376
	Paz Oil Co. Ltd.	3,400	375
	Amot Investments Ltd.	55,205	360
	Sapiens International Corp. NV	10,659	354
	Matrix IT Ltd.	12,675	334
*	Compugen Ltd.	36,694	323
*	Israel Corp. Ltd.	1,223	322
	REIT 1 Ltd.	59,052	313
	Bayside Land Corp. Ltd.	33,924	311
	Shapir Engineering and Industry Ltd.	42,926	307
	Maytronics Ltd.	15,049	306
	Fox Wizel Ltd.	2,575	298
	AudioCodes Ltd.	9,082	274
	Danel Adir Yeoshua Ltd.	1,567	273
	Mega Or Holdings Ltd.	8,209	272
	Formula Systems 1985 Ltd.	2,809	269
*	OPC Energy Ltd.	26,887	269
*	Clal Insurance Enterprises Holdings Ltd.	14,817	266
	Delek Automotive Systems Ltd.	20,634	255
*	Summit Real Estate Holdings Ltd.	15,005	244
*	AFI Properties Ltd.	5,687	235
*	Isracard Ltd.	62,873	235
	Energix-Renewable Energies Ltd.	59,170	232
*	Fattal Holdings 1998 Ltd.	2,178	226
	Hilan Ltd.	4,211	220
	Menora Mivtachim Holdings Ltd.	9,950	217
	Kenon Holdings Ltd.	6,499	214
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,924	205
	Gazit-Globe Ltd.	29,496	192
*	Allot Ltd.	10,427	192
*	FIBI Holdings Ltd.	5,434	189
*	Partner Communications Co. Ltd.	39,795	173
	Sella Capital Real Estate Ltd.	60,221	153
*	Equital Ltd.	5,802	151
*	Migdal Insurance & Financial Holdings Ltd.	122,731	146
*	Oil Refineries Ltd.	498,716	137
*	Cellcom Israel Ltd.	32,887	127
	Gilat Satellite Networks Ltd.	10,809	111
*	Kamada Ltd.	17,290	105
	IDI Insurance Co. Ltd.	2,463	95
	Delta Galil Industries Ltd.	3,081	85
*	Delek Group Ltd.	1,799	79
*	Brack Capital Properties NV	559	52
*	Naphtha Israel Petroleum Corp. Ltd.	9,312	44
			44,594
Italy (0.7%)
	Enel SPA	3,058,575	30,370
*	Intesa Sanpaolo SPA	6,043,889	16,850
	Eni SPA	984,611	11,728
	Ferrari NV	48,145	10,313
	Assicurazioni Generali SPA	489,171	9,791
	UniCredit SPA	843,225	8,662
	Stellantis NV	448,942	7,439

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	CNH Industrial NV	391,247	5,808
	Moncler SPA	80,508	4,934
	Snam SPA (MTAA)	859,306	4,835
*	FinecoBank Banca Fineco SPA	261,708	4,501
	Terna Rete Elettrica Nazionale SPA	578,988	4,268
*	Atlantia SPA	196,545	3,832
*,2	Nexi SPA	188,928	3,619
*	Mediobanca Banca di Credito Finanziario SPA	299,555	3,383
	EXOR NV	40,762	3,345
	Prysmian SPA	101,003	3,160
	Davide Campari-Milano NV	206,958	2,442
[2]	Poste Italiane SPA	171,118	2,240
	Recordati Industria Chimica e Farmaceutica SPA	39,332	2,167
	Telecom Italia SPA	3,733,895	2,047
	Amplifon SPA	45,323	1,913
*	Telecom Italia SPA Savings Shares	2,894,341	1,698
	Interpump Group SPA	29,808	1,587
	DiaSorin SPA	9,279	1,576
	Banco BPM SPA	549,060	1,562
[2]	Infrastrutture Wireless Italiane SPA	119,909	1,399
	Tenaris SA	125,478	1,345
	Reply SPA	8,923	1,213
*,1	Leonardo SPA	146,274	1,194
	Italgas SPA	178,132	1,162
	De' Longhi SPA	25,158	1,100
[2]	Pirelli & C SPA	191,354	1,075
	A2A SPA	543,728	1,064
	Azimut Holding SPA	43,490	1,041
	Hera SPA	248,611	1,000
	Buzzi Unicem SPA	36,901	985
	Unipol Gruppo SPA	174,418	953
*	Cerved Group SPA	80,624	946
	Banca Mediolanum SPA	98,221	916
	BPER Banca	388,226	885
*	Banca Generali SPA	21,790	833
[2]	BFF Bank SPA	90,996	815
*	ASTM SPA	25,145	779
	Iren SPA	227,725	680
	Banca Popolare di Sondrio SCPA	156,731	659
	Freni Brembo SPA	52,273	651
[2]	Technogym SPA	47,348	634
	Tenaris SA ADR	28,752	615
*	Brunello Cucinelli SPA	11,576	589
	ERG SPA	19,633	587
[2]	Anima Holding SPA	108,107	558
	UnipolSai Assicurazioni SPA	175,849	546
*	Salvatore Ferragamo SPA	24,532	525
	Gruppo MutuiOnline SPA	8,773	472
	Saipem SPA	195,818	452
*,2	GVS SPA	24,877	434
*,1	Autogrill SPA	49,092	406
*,2	Enav SPA	86,759	403
[2]	Carel Industries SPA	15,923	357
*	Sesa SPA	2,430	337
*,1	Mediaset SPA	104,006	332
	ACEA SPA	14,415	327
*	MARR SPA	13,886	310
	Falck Renewables SPA	42,216	308
*,1	Societa Cattolica Di Assicurazione SPA	50,964	302
	Tamburi Investment Partners SPA	31,859	299
	Zignago Vetro SPA	13,478	278

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
[2]	doValue SPA	22,034	273
	SOL SPA	12,905	256
	Piaggio & C SPA	59,240	229
	Tinexta SPA	7,571	227
	Cementir Holding NV	19,613	219
*,1	Tod's SPA	4,506	212
*	CIR SPA-Compagnie Industriali	356,743	201
[2]	RAI Way SPA	33,424	196
	Danieli & C Officine Meccaniche SPA Savings Shares	11,415	183
[1]	Webuild SPA	84,818	183
[1]	Datalogic SPA	8,753	180
	Italmobiliare SPA	4,572	162
	Credito Emiliano SPA	23,562	145
[1]	Maire Tecnimont SPA	45,145	144
[1]	Danieli & C Officine Meccaniche SPA	5,775	142
*	Immobiliare Grande Distribuzione SIIQ SPA	29,470	140
*,1	Juventus Football Club SPA	149,272	131
*,1	Saras SPA	179,414	124
*	Biesse SPA	4,125	121
*	Arnoldo Mondadori Editore SPA	55,412	104
*	DeA Capital SPA	57,909	102
*,1	Banca Monte dei Paschi di Siena SPA	71,774	98
*,1	Fincantieri SPA	123,712	95
	Banca IFIS SPA	6,213	85
	Rizzoli Corriere Della Sera Mediagroup SPA	37,870	33
			187,821
Japan (6.6%)
	Toyota Motor Corp.	968,704	72,482
	SoftBank Group Corp.	548,140	49,393
	Sony Group Corp.	485,700	48,560
	Keyence Corp.	71,532	34,339
	Shin-Etsu Chemical Co. Ltd.	156,356	26,393
	Tokyo Electron Ltd.	58,000	26,343
	Mitsubishi UFJ Financial Group Inc.	4,925,460	26,204
	Nintendo Co. Ltd.	41,806	23,982
	Recruit Holdings Co. Ltd.	531,127	23,947
	Nidec Corp.	184,196	21,269
	Daikin Industries Ltd.	104,863	21,152
	KDDI Corp.	665,700	20,124
	Takeda Pharmaceutical Co. Ltd.	601,839	20,102
	Honda Motor Co. Ltd.	671,041	20,010
	Daiichi Sankyo Co. Ltd.	748,400	19,114
	Hitachi Ltd.	363,552	17,995
	Sumitomo Mitsui Financial Group Inc.	509,248	17,889
	Murata Manufacturing Co. Ltd.	224,974	17,887
	FANUC Corp.	77,391	17,822
	ITOCHU Corp.	531,428	16,591
	Fast Retailing Co. Ltd.	20,100	16,491
	Hoya Corp.	142,651	16,214
	Softbank Corp.	1,087,833	14,023
	Mizuho Financial Group Inc.	992,010	13,962
	Mitsui & Co. Ltd.	648,400	13,684
	Seven & i Holdings Co. Ltd.	307,100	13,259
	SMC Corp.	22,600	13,132
	Mitsubishi Corp.	473,400	13,090
	Tokio Marine Holdings Inc.	255,052	12,231
	Fujitsu Ltd.	76,240	12,111
	Mitsubishi Electric Corp.	784,440	12,087
	Kao Corp.	186,148	11,968
	Nippon Telegraph & Telephone Corp.	472,900	11,923
	Denso Corp.	181,900	11,760

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
	Shares	Market Value ($000)
M3 Inc.	168,638	11,649
Shiseido Co. Ltd.	157,700	11,476
Astellas Pharma Inc.	746,200	11,231
Oriental Land Co. Ltd.	76,400	10,831
Central Japan Railway Co.	73,019	10,698
Komatsu Ltd.	362,850	10,669
Kubota Corp.	436,300	10,264
Panasonic Corp.	848,159	9,959
Terumo Corp.	259,928	9,828
East Japan Railway Co.	142,605	9,767
Chugai Pharmaceutical Co. Ltd.	257,900	9,680
FUJIFILM Holdings Corp.	147,500	9,554
Canon Inc.	398,800	9,484
Bridgestone Corp.	227,204	9,106
Japan Tobacco Inc.	472,182	8,857
Olympus Corp.	421,400	8,673
Mitsui Fudosan Co. Ltd.	373,300	8,115
ORIX Corp.	485,460	7,837
Aeon Co. Ltd.	285,400	7,788
Dai-ichi Life Holdings Inc.	428,100	7,730
Daiwa House Industry Co. Ltd.	259,700	7,701
Sysmex Corp.	76,334	7,625
Advantest Corp.	80,389	7,600
Mitsubishi Estate Co. Ltd.	454,691	7,484
Kyocera Corp.	121,400	7,371
Toshiba Corp.	178,200	7,365
Asahi Group Holdings Ltd.	167,352	6,997
Shimano Inc.	30,200	6,905
Suzuki Motor Corp.	181,771	6,898
Eisai Co. Ltd.	105,500	6,881
TDK Corp.	50,100	6,794
Secom Co. Ltd.	79,387	6,616
Otsuka Holdings Co. Ltd.	172,300	6,603
Nomura Holdings Inc.	1,208,200	6,494
Sumitomo Corp.	455,400	6,188
Unicharm Corp.	159,100	6,184
NEC Corp.	105,600	6,139
Shionogi & Co. Ltd.	113,400	5,978
Kirin Holdings Co. Ltd.	316,300	5,940
Bandai Namco Holdings Inc.	79,800	5,856
Omron Corp.	76,600	5,801
Nippon Steel Corp.	328,658	5,743
Nexon Co. Ltd.	166,124	5,495
MS&AD Insurance Group Holdings Inc.	193,656	5,494
Marubeni Corp.	644,928	5,372
Sumitomo Realty & Development Co. Ltd.	160,546	5,359
Nitori Holdings Co. Ltd.	29,900	5,355
Asahi Kasei Corp.	506,700	5,338
ENEOS Holdings Inc.	1,221,107	5,252
Lasertec Corp.	29,700	5,230
Japan Exchange Group Inc.	222,300	5,214
Toyota Industries Corp.	64,000	5,138
Sompo Holdings Inc.	138,175	5,135
Sumitomo Mitsui Trust Holdings Inc.	149,546	5,097
Obic Co. Ltd.	26,100	5,030
Nitto Denko Corp.	60,300	4,990
Yaskawa Electric Corp.	107,163	4,940
Z Holdings Corp.	1,035,900	4,778
Sekisui House Ltd.	232,100	4,701
Kikkoman Corp.	75,450	4,637
Subaru Corp.	248,600	4,622

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Pan Pacific International Holdings Corp.	212,600	4,583
	Nippon Paint Holdings Co. Ltd.	320,000	4,571
	Ono Pharmaceutical Co. Ltd.	181,100	4,562
	Sumitomo Electric Industries Ltd.	305,300	4,543
	Makita Corp.	98,400	4,431
	Japan Post Holdings Co. Ltd.	511,915	4,302
	MINEBEA MITSUMI Inc.	168,584	4,228
	Ajinomoto Co. Inc.	209,800	4,196
	Sumitomo Metal Mining Co. Ltd.	99,100	4,196
	Rakuten Group Inc.	326,400	4,149
	West Japan Railway Co.	73,100	4,041
	Resona Holdings Inc.	978,689	4,029
	Yamato Holdings Co. Ltd.	142,200	4,011
*	Nissan Motor Co. Ltd.	777,901	3,905
	Toray Industries Inc.	627,600	3,903
	NTT Data Corp.	249,100	3,879
	Mitsubishi Chemical Holdings Corp.	520,984	3,878
	SG Holdings Co. Ltd.	168,400	3,824
	Daifuku Co. Ltd.	37,900	3,746
	Shimadzu Corp.	106,800	3,743
	Toyota Tsusho Corp.	87,100	3,691
	Yamaha Corp.	63,800	3,482
*	Renesas Electronics Corp.	298,307	3,475
	Tokyo Gas Co. Ltd.	169,800	3,446
	AGC Inc.	74,500	3,397
	Mitsubishi Heavy Industries Ltd.	112,287	3,343
	Chubu Electric Power Co. Inc.	275,770	3,342
	Disco Corp.	10,300	3,326
	MEIJI Holdings Co. Ltd.	53,534	3,322
	Odakyu Electric Railway Co. Ltd.	119,800	3,245
	Daiwa Securities Group Inc.	600,100	3,202
	Nomura Research Institute Ltd.	102,369	3,142
	Rohm Co. Ltd.	31,700	3,129
	MISUMI Group Inc.	110,500	3,121
	CyberAgent Inc.	151,568	3,111
	Sumitomo Chemical Co. Ltd.	607,492	3,101
	TOTO Ltd.	58,100	3,021
	Kyowa Kirin Co. Ltd.	98,500	2,998
	Koito Manufacturing Co. Ltd.	47,700	2,976
	Taisei Corp.	79,899	2,952
	Osaka Gas Co. Ltd.	151,400	2,930
	Keio Corp.	44,700	2,910
	Hamamatsu Photonics KK	49,500	2,869
	Dentsu Group Inc.	92,149	2,844
	Nissan Chemical Corp.	54,600	2,807
	Obayashi Corp.	306,200	2,802
	Kansai Electric Power Co. Inc.	281,900	2,800
	Nihon M&A Center Inc.	106,900	2,793
	Yamaha Motor Co. Ltd.	110,500	2,761
	Lixil Corp.	101,600	2,752
	Nippon Building Fund Inc.	418	2,743
	Sekisui Chemical Co. Ltd.	155,600	2,713
	Daito Trust Construction Co. Ltd.	25,452	2,706
	SBI Holdings Inc.	95,440	2,698
	Ricoh Co. Ltd.	252,300	2,696
	JFE Holdings Inc.	203,600	2,677
	Hankyu Hanshin Holdings Inc.	84,500	2,665
	Aisin Corp.	68,700	2,644
*	Kintetsu Group Holdings Co. Ltd.	72,800	2,612
	T&D Holdings Inc.	211,900	2,600
	Yakult Honsha Co. Ltd.	52,688	2,565

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Tokyu Corp.	197,200	2,536
	Inpex Corp.	363,200	2,472
	Capcom Co. Ltd.	74,600	2,420
	Fuji Electric Co. Ltd.	52,477	2,389
	Kajima Corp.	171,200	2,368
	Nippon Yusen KK	60,200	2,366
	MonotaRO Co. Ltd.	92,844	2,358
	Konami Holdings Corp.	39,400	2,350
	Japan Real Estate Investment Corp.	370	2,293
	SUMCO Corp.	87,026	2,251
	Oji Holdings Corp.	353,300	2,229
	Taiyo Yuden Co. Ltd.	48,200	2,212
	JSR Corp.	71,600	2,207
	Dai Nippon Printing Co. Ltd.	111,200	2,203
	Miura Co. Ltd.	41,700	2,188
	Hirose Electric Co. Ltd.	13,721	2,187
	TIS Inc.	88,100	2,186
	Nippon Express Co. Ltd.	27,700	2,120
	Mitsui Chemicals Inc.	67,300	2,119
	Nabtesco Corp.	47,000	2,115
	Kobayashi Pharmaceutical Co. Ltd.	23,500	2,099
	Azbil Corp.	51,700	2,087
	Trend Micro Inc.	43,600	2,075
	Idemitsu Kosan Co. Ltd.	85,914	2,055
	Nippon Prologis REIT Inc.	637	2,041
	Otsuka Corp.	40,500	2,037
	Toppan Printing Co. Ltd.	119,200	2,036
	Brother Industries Ltd.	95,900	2,033
	Nomura Real Estate Master Fund Inc.	1,277	2,018
	Kurita Water Industries Ltd.	43,400	2,004
	Toho Gas Co. Ltd.	35,500	1,978
	Tobu Railway Co. Ltd.	76,200	1,962
	GLP J-REIT	1,166	1,956
	Isuzu Motors Ltd.	190,820	1,938
	NGK Insulators Ltd.	105,700	1,932
	Japan Metropolitan Fund Investment	1,961	1,932
*	Tokyo Electric Power Co. Holdings Inc.	648,800	1,924
	Lion Corp.	102,100	1,916
	Sojitz Corp.	641,048	1,915
	Asahi Intecc Co. Ltd.	71,000	1,911
	GMO Payment Gateway Inc.	14,906	1,895
	Ibiden Co. Ltd.	40,000	1,888
	Keisei Electric Railway Co. Ltd.	60,000	1,874
	Food & Life Cos. Ltd.	41,700	1,860
	Santen Pharmaceutical Co. Ltd.	144,800	1,855
	Nissin Foods Holdings Co. Ltd.	26,100	1,849
	Tosoh Corp.	104,190	1,847
	Seiko Epson Corp.	107,900	1,841
	Ryohin Keikaku Co. Ltd.	86,870	1,830
*	Mazda Motor Corp.	233,900	1,816
	Kansai Paint Co. Ltd.	71,400	1,798
	Hisamitsu Pharmaceutical Co. Inc.	30,500	1,779
	Hoshizaki Corp.	19,582	1,740
	Kose Corp.	11,500	1,731
	Mitsui OSK Lines Ltd.	42,839	1,722
	Stanley Electric Co. Ltd.	59,700	1,709
	Kyushu Electric Power Co. Inc.	183,900	1,686
	Bank of Kyoto Ltd.	31,200	1,676
	Hikari Tsushin Inc.	8,300	1,670
	Toho Co. Ltd. (XTKS)	41,700	1,662
	Shimizu Corp.	202,700	1,661

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	NH Foods Ltd.	37,100	1,657
*	Nagoya Railroad Co. Ltd.	71,500	1,642
	Kuraray Co. Ltd.	148,900	1,619
	Tohoku Electric Power Co. Inc.	181,800	1,606
	Yokogawa Electric Corp.	88,200	1,601
	Square Enix Holdings Co. Ltd.	28,800	1,597
	Showa Denko KK	52,200	1,581
	Tsuruha Holdings Inc.	13,600	1,572
	Nisshin Seifun Group Inc.	96,020	1,551
	Suntory Beverage & Food Ltd.	45,700	1,543
	Daiwa House REIT Investment Corp.	575	1,540
	Hulic Co. Ltd.	134,400	1,533
	Mitsubishi Gas Chemical Co. Inc.	66,200	1,530
	Concordia Financial Group Ltd.	405,679	1,525
	NSK Ltd.	163,400	1,507
	Hakuhodo DY Holdings Inc.	88,500	1,498
	THK Co. Ltd.	43,800	1,494
	Ebara Corp.	34,900	1,491
	Chiba Bank Ltd.	238,200	1,490
	Mitsubishi HC Capital Inc. (XTKS)	258,150	1,484
	Keihan Holdings Co. Ltd.	39,700	1,450
	Toyo Suisan Kaisha Ltd.	35,500	1,448
*	Hitachi Metals Ltd.	73,600	1,427
	Marui Group Co. Ltd.	75,600	1,421
	Tokyo Century Corp.	22,920	1,417
	Kyushu Railway Co.	63,124	1,417
	USS Co. Ltd.	78,000	1,415
	Japan Post Bank Co. Ltd.	154,235	1,410
	Casio Computer Co. Ltd.	79,100	1,401
	Japan Post Insurance Co. Ltd.	71,978	1,388
*	PeptiDream Inc.	32,400	1,387
*	Kawasaki Heavy Industries Ltd.	56,900	1,366
	Shizuoka Bank Ltd.	177,400	1,361
	Pigeon Corp.	39,960	1,356
	NGK Spark Plug Co. Ltd.	81,000	1,353
	BayCurrent Consulting Inc.	4,957	1,352
	Teijin Ltd.	81,800	1,347
	Tokyu Fudosan Holdings Corp.	241,886	1,346
*	ANA Holdings Inc.	58,430	1,341
	Yamada Denki Co. Ltd.	269,172	1,340
	Rinnai Corp.	13,300	1,336
	Keikyu Corp.	103,900	1,332
	COMSYS Holdings Corp.	42,698	1,326
	Orix JREIT Inc.	751	1,325
	Kakaku.com Inc.	48,568	1,319
	Iida Group Holdings Co. Ltd.	54,097	1,317
	SCREEN Holdings Co. Ltd.	13,800	1,314
	NOF Corp.	24,800	1,311
*	Japan Airlines Co. Ltd.	60,845	1,303
	Chugoku Electric Power Co. Inc.	113,300	1,268
	Haseko Corp.	94,500	1,268
	Itochu Techno-Solutions Corp.	36,600	1,266
	ZOZO Inc.	37,600	1,265
	United Urban Investment Corp.	846	1,263
	Nippon Shinyaku Co. Ltd.	18,700	1,261
	Amada Co. Ltd.	116,000	1,258
	Denka Co. Ltd.	31,700	1,241
	Nikon Corp.	131,200	1,235
	Sumitomo Heavy Industries Ltd.	42,300	1,231
	Koei Tecmo Holdings Co. Ltd.	27,612	1,231
	Iwatani Corp.	19,200	1,203

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Hitachi Construction Machinery Co. Ltd.	38,500	1,184
	Aozora Bank Ltd.	54,790	1,180
	Sumitomo Forestry Co. Ltd.	51,000	1,178
	Tokai Carbon Co. Ltd.	72,100	1,173
	Ito En Ltd.	21,100	1,168
	Advance Residence Investment Corp.	366	1,166
	Alfresa Holdings Corp.	64,800	1,162
	Welcia Holdings Co. Ltd.	37,000	1,154
	Matsumotokiyoshi Holdings Co. Ltd.	28,500	1,146
	Open House Co. Ltd.	27,400	1,138
	Persol Holdings Co. Ltd.	61,600	1,134
*	Oracle Corp. Japan	12,000	1,125
	Air Water Inc.	66,900	1,107
	Sohgo Security Services Co. Ltd.	25,200	1,105
	Suzuken Co. Ltd.	30,660	1,105
	Kyowa Exeo Corp.	41,000	1,091
	Tokyo Tatemono Co. Ltd.	73,500	1,088
	Sumitomo Dainippon Pharma Co. Ltd.	60,900	1,057
	Taiheiyo Cement Corp.	42,100	1,057
	Nifco Inc.	30,802	1,052
	Sega Sammy Holdings Inc.	71,700	1,029
	Nomura Real Estate Holdings Inc.	41,700	1,028
	Ube Industries Ltd.	50,600	1,023
	Asics Corp.	64,100	1,019
	Medipal Holdings Corp.	55,400	1,019
	Japan Airport Terminal Co. Ltd.	22,600	1,015
	Japan Prime Realty Investment Corp.	250	1,015
	DIC Corp.	39,600	1,012
	Nichirei Corp.	40,000	1,012
*	Skylark Holdings Co. Ltd.	68,151	1,012
	Sankyu Inc.	23,600	1,007
	NET One Systems Co. Ltd.	30,500	998
	Taiyo Nippon Sanso Corp.	53,000	997
	Shinsei Bank Ltd.	67,803	989
[1]	Anritsu Corp.	50,800	987
	Mitsubishi Materials Corp.	43,834	985
	Sugi Holdings Co. Ltd.	12,800	983
	Fukuoka Financial Group Inc.	57,564	982
	Industrial & Infrastructure Fund Investment Corp.	541	980
	Sawai Group Holdings Co. Ltd.	20,200	972
	TechnoPro Holdings Inc.	13,200	971
*	IHI Corp.	48,000	969
	Nippon Electric Glass Co. Ltd.	38,000	962
	Sharp Corp.	56,929	961
	Konica Minolta Inc.	169,200	960
	Sumitomo Rubber Industries Ltd.	77,072	955
	Sekisui House REIT Inc.	1,141	949
	Cosmos Pharmaceutical Corp.	6,600	947
	ADEKA Corp.	48,400	942
	Electric Power Development Co. Ltd.	58,200	933
*	Seibu Holdings Inc.	86,788	933
	Kewpie Corp.	39,000	923
	SCSK Corp.	15,900	923
	JGC Holdings Corp.	80,400	919
	Isetan Mitsukoshi Holdings Ltd.	131,100	919
	Tokyo Ohka Kogyo Co. Ltd.	13,800	915
	Activia Properties Inc.	196	904
	Rohto Pharmaceutical Co. Ltd.	35,200	903
	Nankai Electric Railway Co. Ltd.	40,600	897
	J Front Retailing Co. Ltd.	93,800	896
*	Kawasaki Kisen Kaisha Ltd.	32,099	895

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Sanwa Holdings Corp.	69,100	893
	Kamigumi Co. Ltd.	45,800	892
[1]	Zensho Holdings Co. Ltd.	35,500	890
	Alps Alpine Co. Ltd.	73,367	889
	Taisho Pharmaceutical Holdings Co. Ltd.	15,000	884
	Horiba Ltd.	13,200	860
	Zeon Corp.	53,700	856
	Fancl Corp.	26,100	853
	Kagome Co. Ltd.	29,700	852
	Nihon Kohden Corp.	28,100	850
	Penta-Ocean Construction Co. Ltd.	108,800	848
	Morinaga Milk Industry Co. Ltd.	15,400	842
	Nihon Unisys Ltd.	26,500	839
	Zenkoku Hosho Co. Ltd.	18,600	835
	Nishi-Nippon Railroad Co. Ltd.	32,100	829
	Sundrug Co. Ltd.	24,300	828
	Hino Motors Ltd.	98,400	826
	House Foods Group Inc.	26,400	821
	K's Holdings Corp	59,968	818
	LaSalle Logiport REIT	500	811
	Ulvac Inc.	17,700	809
	Relo Group Inc.	39,253	807
	Fuji Corp.	30,300	807
	Kobe Steel Ltd.	111,500	803
	Coca-Cola Bottlers Japan Holdings Inc.	49,875	798
	Park24 Co. Ltd.	41,300	798
	Shinko Electric Industries Co. Ltd.	24,700	797
	Takara Holdings Inc.	61,300	791
	Goldwin Inc.	13,200	788
[1]	Kenedix Office Investment Corp.	107	788
	Lawson Inc.	17,500	786
	Jafco Co. Ltd.	10,800	777
	Nippon Accommodations Fund Inc.	131	777
	Tsumura & Co.	23,300	776
	SHO-BOND Holdings Co. Ltd.	18,600	776
	Kaneka Corp.	19,900	775
	Mebuki Financial Group Inc.	354,750	774
	Nissin Sugar Co. Ltd.	47,400	763
	Shimamura Co. Ltd.	7,700	762
	Ship Healthcare Holdings Inc.	29,000	760
	Yamazaki Baking Co. Ltd.	47,600	755
	Kinden Corp.	44,200	753
	Mitsui Fudosan Logistics Park Inc.	145	750
	Jeol Ltd.	13,300	748
	Yokohama Rubber Co. Ltd.	39,600	736
	Sapporo Holdings Ltd.	36,800	734
	Cosmo Energy Holdings Co. Ltd.	34,200	733
	GS Yuasa Corp.	26,900	728
	Japan Hotel REIT Investment Corp.	1,269	727
	Mabuchi Motor Co. Ltd.	18,100	725
	Justsystems Corp.	12,500	723
	Infomart Corp.	76,700	723
	Seino Holdings Co. Ltd.	52,300	719
	JTEKT Corp.	79,500	717
	Ezaki Glico Co. Ltd.	19,000	711
	Dowa Holdings Co. Ltd.	17,000	710
	Mitsubishi Logistics Corp.	23,800	708
	Nippon Gas Co. Ltd.	40,200	707
	Toyo Tire Corp.	38,600	706
	Japan Logistics Fund Inc.	247	706
	Daicel Corp.	91,200	705

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Aica Kogyo Co. Ltd.	19,200	681
	DeNA Co. Ltd.	33,300	681
	Comforia Residential REIT Inc.	212	679
	Pola Orbis Holdings Inc.	26,200	678
	Amano Corp.	24,700	671
	Mitsui Mining & Smelting Co. Ltd.	19,600	667
	TS Tech Co. Ltd.	47,600	664
	Japan Excellent Inc.	475	664
	Credit Saison Co. Ltd.	57,400	662
	Tokyo Seimitsu Co. Ltd.	13,900	657
	Hachijuni Bank Ltd.	191,700	655
	Calbee Inc.	27,200	652
	Rengo Co. Ltd.	78,400	651
	Mori Hills REIT Investment Corp.	449	651
*	Mitsubishi Motors Corp.	240,000	650
	Invesco Office J-REIT Inc.	3,520	649
	Aeon Mall Co. Ltd.	40,572	644
	Toyo Seikan Group Holdings Ltd.	54,600	640
	Toyoda Gosei Co. Ltd.	26,100	640
	FP Corp.	16,400	637
	GMO internet Inc.	21,400	636
	Kyudenko Corp.	18,100	631
	NIPPON REIT Investment Corp.	162	629
	Iyo Bank Ltd.	113,600	627
	Toagosei Co. Ltd.	55,900	626
	Nippon Shokubai Co. Ltd.	11,900	625
	Fujitec Co. Ltd.	27,300	617
	AEON REIT Investment Corp.	449	617
*	SHIFT Inc.	4,200	611
	Acom Co. Ltd.	140,300	603
	Furukawa Electric Co. Ltd.	22,700	602
	Kyushu Financial Group Inc.	154,670	602
	Miraca Holdings Inc.	18,300	599
	Hirogin Holdings Inc.	107,900	596
	Yamaguchi Financial Group Inc.	100,100	592
	Takashimaya Co. Ltd.	53,500	591
	Izumi Co. Ltd.	14,800	589
	Hulic REIT Inc.	369	589
	Daido Steel Co. Ltd.	12,300	584
	DMG Mori Co. Ltd.	35,900	580
	Japan Steel Works Ltd.	23,800	578
	PALTAC Corp.	11,100	578
[1]	NTT UD REIT Investment Corp.	388	575
	Toda Corp.	80,400	574
*	RENOVA Inc.	18,200	573
	Menicon Co. Ltd.	9,400	572
	Frontier Real Estate Investment Corp.	131	572
	Takuma Co. Ltd.	27,800	571
	Maruichi Steel Tube Ltd.	22,700	568
	Monex Group Inc.	73,100	565
	Daiwa Securities Living Investments Corp.	550	564
	Daiwa Office Investment Corp.	78	564
	Katitas Co. Ltd.	18,800	563
	As One Corp.	4,500	562
	NOK Corp.	43,300	558
	Ain Holdings Inc.	10,000	555
	Sotetsu Holdings Inc.	27,300	555
	Outsourcing Inc.	35,900	552
	Ushio Inc.	41,600	551
	Kadokawa Corp.	13,736	548
	Benefit One Inc.	21,800	547

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Kenedix Residential Next Investment Corp.	265	547
	Benesse Holdings Inc.	24,700	545
	JCR Pharmaceuticals Co. Ltd.	20,000	545
	OKUMA Corp.	10,100	545
	Tokuyama Corp.	24,100	545
	Nagase & Co. Ltd.	36,100	544
	Nippon Kayaku Co. Ltd.	57,900	536
	Toei Co. Ltd.	2,400	536
	Meitec Corp.	9,600	535
	Toshiba TEC Corp.	13,400	535
	Daiwabo Holdings Co. Ltd.	34,000	532
	Kokuyo Co. Ltd.	34,400	532
	ABC-Mart Inc.	9,900	530
	Nichias Corp.	20,200	528
	Nippo Corp.	20,000	524
	Heiwa Real Estate REIT Inc.	348	524
	Asahi Holdings Inc.	25,800	521
	Mani Inc.	22,000	519
	Bic Camera Inc.	50,200	518
	Mirait Holdings Corp.	31,800	514
	Daiseki Co. Ltd.	13,600	513
	Nipro Corp.	42,400	510
	Topcon Corp.	37,300	509
[1]	cocokara fine Inc.	7,500	509
	Daiichikosho Co. Ltd.	13,600	507
	Gunma Bank Ltd.	155,000	507
	Japan Elevator Service Holdings Co. Ltd.	25,200	506
	OSG Corp.	30,200	504
	Tokyu REIT Inc.	295	500
	Invincible Investment Corp.	1,390	500
	Kaken Pharmaceutical Co. Ltd.	12,100	499
	Seven Bank Ltd.	229,600	494
	Systena Corp.	24,000	493
	Fujitsu General Ltd.	18,500	491
	Yaoko Co. Ltd.	7,700	491
	Digital Garage Inc.	11,900	490
	Oki Electric Industry Co. Ltd.	46,400	490
	Daio Paper Corp.	29,900	490
	Hazama Ando Corp.	63,800	487
	Chugoku Bank Ltd.	60,900	482
*	Fujikura Ltd.	93,600	482
	Fukuyama Transporting Co. Ltd.	12,500	480
	Elecom Co. Ltd.	22,800	479
	SMS Co. Ltd.	17,400	475
	AEON Financial Service Co. Ltd.	40,900	466
	Internet Initiative Japan Inc.	20,900	466
	Maeda Kosen Co. Ltd.	15,100	466
	Nippon Soda Co. Ltd.	16,000	465
	Mori Trust Sogo REIT Inc.	320	461
	Senko Group Holdings Co. Ltd.	50,000	460
	Kureha Corp.	6,700	453
	Central Glass Co. Ltd.	21,900	452
	Nishimatsu Construction Co. Ltd.	17,000	452
*	NTN Corp.	159,100	452
	Sumitomo Bakelite Co. Ltd.	11,100	449
	Sekisui Jushi Corp.	23,100	448
	Kisoji Co. Ltd.	21,300	447
	Morinaga & Co. Ltd.	13,400	446
	Kotobuki Spirits Co. Ltd.	7,400	444
	Toyota Boshoku Corp.	23,600	440
	NSD Co. Ltd.	26,780	436

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Nippon Suisan Kaisha Ltd.	92,600	434
	CKD Corp.	20,500	432
	Eizo Corp.	11,600	431
	Yoshinoya Holdings Co. Ltd.	23,100	428
	Wacoal Holdings Corp.	18,900	427
	Fuyo General Lease Co. Ltd.	6,400	426
	Mizuho Leasing Co. Ltd.	14,100	422
	Kobe Bussan Co. Ltd.	15,800	422
	Fuji Kyuko Co. Ltd.	8,700	417
	Hitachi Zosen Corp.	55,000	416
	Wacom Co. Ltd.	64,900	416
	Kusuri no Aoki Holdings Co. Ltd.	5,900	414
	Fuji Oil Holdings Inc.	16,000	412
	Tadano Ltd.	40,500	412
	Sankyo Co. Ltd.	15,900	411
	77 Bank Ltd.	32,700	411
*	Raksul Inc.	8,800	409
	JINS Holdings Inc.	5,800	407
	Nippon Paper Industries Co. Ltd.	33,100	407
	Fukuoka REIT Corp.	248	407
	IR Japan Holdings Ltd.	3,100	406
	Kiyo Bank Ltd.	30,807	405
	Maeda Corp.	47,200	403
	Inaba Denki Sangyo Co. Ltd.	17,200	402
	NHK Spring Co. Ltd.	53,800	397
	Yamato Kogyo Co. Ltd.	13,200	397
	Fuji Soft Inc.	7,900	396
	Okamura Corp.	31,900	396
	MCJ Co. Ltd.	43,600	396
	Ichigo Office REIT Investment Corp.	454	396
	Global One Real Estate Investment Corp.	341	395
	Hanwa Co. Ltd.	13,200	392
	Sumitomo Osaka Cement Co. Ltd.	12,300	391
	DCM Holdings Co. Ltd.	39,200	391
	NS Solutions Corp.	12,900	390
	Kanematsu Corp.	29,400	388
	NEC Networks & System Integration Corp.	22,500	387
	Shikoku Electric Power Co. Inc.	52,400	385
	Mixi Inc.	15,024	385
	Nisshinbo Holdings Inc.	50,100	383
*	Sanken Electric Co. Ltd.	8,200	383
	Takara Bio Inc.	15,000	383
	Heiwa Real Estate Co. Ltd.	11,200	381
	Nitto Boseki Co. Ltd.	10,800	381
	Nippon Light Metal Holdings Co. Ltd.	19,530	380
	Resorttrust Inc.	23,800	379
	Shoei Co. Ltd.	10,000	379
	Shiga Bank Ltd.	19,100	377
[1]	Colowide Co. Ltd.	22,300	375
	Milbon Co. Ltd.	7,000	373
	Macnica Fuji Electronics Holdings Inc.	18,500	373
	Japan Lifeline Co. Ltd.	26,400	372
	Glory Ltd.	17,300	371
	Pilot Corp.	11,600	371
	Kumagai Gumi Co. Ltd.	13,300	370
*	Shochiku Co. Ltd.	3,300	370
	Hokuriku Electric Power Co.	60,500	367
	Ariake Japan Co. Ltd.	6,300	365
	Iriso Electronics Co. Ltd.	7,700	365
	Nikkon Holdings Co. Ltd.	17,300	363
	Sakata Seed Corp.	10,300	363

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Lintec Corp.	16,600	361
	Canon Marketing Japan Inc.	14,900	360
	Toho Holdings Co. Ltd.	21,300	360
	Anicom Holdings Inc.	38,700	360
	Citizen Watch Co. Ltd.	106,600	359
	Hokuhoku Financial Group Inc.	42,600	359
	Nishi-Nippon Financial Holdings Inc.	55,500	357
	Hitachi Transport System Ltd.	11,400	354
	Shin Nippon Air Technologies Co. Ltd.	17,900	353
	Rorze Corp.	3,900	352
	North Pacific Bank Ltd.	135,700	351
	Hankyu Hanshin REIT Inc.	250	350
	Trusco Nakayama Corp.	13,500	349
	VT Holdings Co. Ltd.	89,900	347
	V-Cube Inc.	13,239	346
*,1	Change Inc.	11,200	343
	Toyobo Co. Ltd.	28,300	342
	Nihon Parkerizing Co. Ltd.	35,200	341
	Kenedix Retail REIT Corp.	132	338
	Ogaki Kyoritsu Bank Ltd.	18,700	336
[1]	Matsuyafoods Holdings Co. Ltd.	10,600	334
	Mochida Pharmaceutical Co. Ltd.	9,542	333
	Duskin Co. Ltd.	14,000	333
	Fuji Seal International Inc.	14,900	331
	Mitsubishi Estate Logistics REIT Investment Corp.	80	331
	BeNext-Yumeshin Group Co.	25,300	330
	DTS Corp.	14,000	329
	Meidensha Corp.	15,500	329
	Nichiha Corp.	11,300	329
	en-japan Inc.	10,700	325
	Takeuchi Manufacturing Co. Ltd.	12,000	323
	Maruha Nichiro Corp.	14,100	323
	Prima Meat Packers Ltd.	10,200	322
*	Sanrio Co. Ltd.	19,892	322
	Daishi Hokuetsu Financial Group Inc.	14,950	322
	TOKAI Holdings Corp.	38,700	317
	Maxell Holdings Ltd.	26,800	316
	UT Group Co. Ltd.	9,500	316
	Mitsui High-Tec Inc.	8,100	315
	Tocalo Co. Ltd.	23,200	315
*	MedPeer Inc.	6,011	315
	Kandenko Co. Ltd.	36,700	314
	Hyakugo Bank Ltd.	107,800	313
*	Right On Co. Ltd.	51,000	313
	Takasago Thermal Engineering Co. Ltd.	20,800	313
	OBIC Business Consultants Co. Ltd.	5,300	311
	Information Services International-Dentsu Ltd.	8,400	310
	Heiwa Corp.	18,200	309
	Musashi Seimitsu Industry Co. Ltd.	17,600	308
	KH Neochem Co. Ltd.	12,900	307
	Sangetsu Corp.	21,700	306
	SOSiLA Logistics REIT Inc.	233	304
	Kumiai Chemical Industry Co. Ltd.	37,263	303
	Monogatari Corp.	4,472	303
	Arcland Sakamoto Co. Ltd.	22,100	302
	TKC Corp.	9,600	302
*	Oisix ra daichi Inc.	11,100	301
	Tokyo Steel Manufacturing Co. Ltd.	30,900	300
	Okumura Corp.	11,900	298
	EDION Corp.	27,900	297
	Itoham Yonekyu Holdings Inc.	46,072	296

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Nanto Bank Ltd.	17,500	293
	Maruwa Co. Ltd.	2,800	289
	Honeys Holdings Co. Ltd.	29,760	289
	Joyful Honda Co. Ltd.	23,488	289
	Hoshino Resorts REIT Inc.	49	288
[1]	Kura Sushi Inc.	8,200	287
	Giken Ltd.	6,700	287
	Tsubakimoto Chain Co.	10,700	287
	Itochu Advance Logistics Investment Corp.	223	287
	Japan Aviation Electronics Industry Ltd.	16,000	286
	Sumitomo Warehouse Co. Ltd.	22,000	285
	Nachi-Fujikoshi Corp.	7,400	282
	Kintetsu World Express Inc.	11,600	280
	Daihen Corp.	6,400	280
	Paramount Bed Holdings Co. Ltd.	14,000	278
	Tri Chemical Laboratories Inc.	8,368	278
	San-In Godo Bank Ltd.	60,300	277
	Megmilk Snow Brand Co. Ltd.	13,800	277
	Toridoll Holdings Corp.	17,400	275
	Sanyo Denki Co. Ltd.	3,800	274
	Ryoden Corp.	18,200	273
	Valor Holdings Co. Ltd.	12,800	273
	Noevir Holdings Co. Ltd.	6,200	273
	Dexerials Corp.	14,800	273
	Nojima Corp.	10,900	272
	Taiyo Holdings Co. Ltd.	5,600	271
	Taikisha Ltd.	10,000	270
	Ichibanya Co. Ltd.	6,100	269
	Fujimi Inc.	6,400	268
	Pharma Foods International Co. Ltd.	9,100	268
	Aiful Corp.	92,800	267
	Japan Material Co. Ltd.	22,900	266
[1]	Maruwa Unyu Kikan Co. Ltd.	15,264	266
	Autobacs Seven Co. Ltd.	19,800	265
	Arcs Co. Ltd.	12,200	263
	Bunka Shutter Co. Ltd.	29,900	262
	Ai Holdings Corp.	13,700	262
	Hokkaido Electric Power Co. Inc.	54,800	261
	KYORIN Holdings Inc.	14,900	261
	Tokyotokeiba Co. Ltd.	4,800	260
	Komeri Co. Ltd.	10,100	259
	Digital Arts Inc.	3,200	259
	Earth Corp.	4,700	259
	Maeda Road Construction Co. Ltd.	13,400	258
	Keiyo Bank Ltd.	67,600	257
	Fuso Chemical Co. Ltd.	7,100	256
	Inabata & Co. Ltd.	16,900	255
	Kato Sangyo Co. Ltd.	8,700	255
[1]	MOS Food Services Inc.	9,300	255
	Genky DrugStores Co. Ltd.	8,400	255
	Kyoritsu Maintenance Co. Ltd.	7,972	253
	Tokai Rika Co. Ltd.	15,600	253
	Mitsubishi Logisnext Co. Ltd.	21,200	252
	Transcosmos Inc.	8,800	251
	Tomy Co. Ltd.	29,100	250
	Matsui Securities Co. Ltd.	31,800	250
	ASKUL Corp.	6,800	249
	Makino Milling Machine Co. Ltd.	6,600	249
	Shibuya Corp.	8,200	249
	GungHo Online Entertainment Inc.	13,070	249
	Inaba Seisakusho Co. Ltd.	18,500	248

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	ARTERIA Networks Corp.	17,500	248
	Morita Holdings Corp.	16,900	247
	Awa Bank Ltd.	12,200	246
	BML Inc.	7,100	246
[1]	Pacific Metals Co. Ltd.	12,400	246
	San-Ai Oil Co. Ltd.	21,900	246
	Seiren Co. Ltd.	14,200	246
	Orient Corp.	178,500	244
	Starts Corp. Inc.	9,900	242
	Tsugami Corp.	15,000	240
	Yamazen Corp.	26,800	240
	JCU Corp.	6,800	239
	Nishimatsuya Chain Co. Ltd.	15,200	238
	Tokai Tokyo Financial Holdings Inc.	62,800	236
	Mitsuuroko Group Holdings Co. Ltd.	17,900	234
	Sanki Engineering Co. Ltd.	18,400	234
	United Super Markets Holdings Inc.	23,160	234
	Solasto Corp.	18,000	234
	Shima Seiki Manufacturing Ltd.	11,600	233
	Nippn Corp.	16,200	231
	Zojirushi Corp.	14,500	231
*	HIS Co. Ltd.	11,200	230
	Okamoto Industries Inc.	6,200	230
	eGuarantee Inc.	11,900	229
	gremz Inc.	13,400	228
	ZERIA Pharmaceutical Co. Ltd.	12,700	227
	Raito Kogyo Co. Ltd.	14,100	227
	Showa Sangyo Co. Ltd.	8,400	227
	UACJ Corp.	9,800	227
*	Descente Ltd.	13,000	226
	Nippon Denko Co. Ltd.	66,600	225
	FCC Co. Ltd.	13,900	224
	Dip Corp.	8,100	224
	S Foods Inc.	7,500	223
	Megachips Corp.	6,500	222
	Fujimori Kogyo Co. Ltd.	5,900	222
	Mandom Corp.	11,800	221
	Takara Standard Co. Ltd.	15,600	220
[1]	Aruhi Corp.	13,656	220
	Hosiden Corp.	23,100	219
	Kanamoto Co. Ltd.	8,900	218
	Okasan Securities Group Inc.	52,400	218
	Create SD Holdings Co. Ltd.	7,200	218
	Daiho Corp.	6,000	217
*	Nippon Sheet Glass Co. Ltd.	32,774	216
	Raiznext Corp.	20,500	216
	San-A Co. Ltd.	5,600	215
	Japan Petroleum Exploration Co. Ltd.	11,600	215
[1]	H2O Retailing Corp.	27,300	214
	Hokkoku Bank Ltd.	9,600	214
	Daibiru Corp.	18,300	214
	Nikkiso Co. Ltd.	20,700	213
	Noritz Corp.	14,300	213
	Hogy Medical Co. Ltd.	7,000	212
*	Optim Corp.	8,298	212
*,1	Chiyoda Corp.	45,400	211
	Juroku Bank Ltd.	11,400	210
	Sumitomo Mitsui Construction Co. Ltd.	49,120	210
	Suruga Bank Ltd.	58,500	210
	Tsubaki Nakashima Co. Ltd.	14,100	210
	Eiken Chemical Co. Ltd.	10,500	209

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Totetsu Kogyo Co. Ltd.	9,000	209
	Axial Retailing Inc.	5,199	208
	Max Co. Ltd.	13,600	208
	Nisshin Oillio Group Ltd.	7,400	208
	Nomura Co. Ltd.	28,600	208
	Optex Group Co. Ltd.	13,600	207
	Life Corp.	6,300	206
	Cybozu Inc.	9,000	205
	Noritake Co. Ltd.	6,200	205
	Saibu Gas Holdings Co. Ltd.	8,800	205
	Nitto Kogyo Corp.	11,600	204
[1]	Create Restaurants Holdings Inc.	28,600	204
	Kohnan Shoji Co. Ltd.	7,500	203
	Toyo Ink SC Holdings Co. Ltd.	11,000	203
*	euglena Co. Ltd.	24,300	203
*	M&A Capital Partners Co. Ltd.	4,400	203
	Shoei Foods Corp.	5,500	202
[1]	Round One Corp.	18,200	201
	Hokuetsu Corp.	38,700	201
	Japan Securities Finance Co. Ltd.	27,300	201
	Yodogawa Steel Works Ltd.	9,100	201
	Belluna Co. Ltd.	18,900	200
	Kissei Pharmaceutical Co. Ltd.	9,848	200
	Fukushima Galilei Co. Ltd.	5,400	199
	Prestige International Inc.	30,000	199
	Ichigo Inc.	63,600	199
	Avex Inc.	14,500	198
	Gunze Ltd.	5,600	198
	Nextage Co. Ltd.	12,500	198
	KOMEDA Holdings Co. Ltd.	10,600	197
	Curves Holdings Co. Ltd.	26,104	197
	Noritsu Koki Co. Ltd.	8,300	196
	Heiwado Co. Ltd.	9,600	195
	Nagaileben Co. Ltd.	8,300	195
	Nitta Corp.	8,100	195
	Nichicon Corp.	19,800	194
	Trancom Co. Ltd.	2,500	194
	Intage Holdings Inc.	15,800	193
	Nissha Co. Ltd.	16,500	193
	Okinawa Electric Power Co. Inc.	14,512	193
	Riso Kagaku Corp.	15,900	192
	SKY Perfect JSAT Holdings Inc.	45,600	192
	Shizuoka Gas Co. Ltd.	22,500	191
	Yamagata Bank Ltd.	20,800	191
	Infocom Corp.	7,459	191
	Ohsho Food Service Corp.	3,700	190
	Yokogawa Bridge Holdings Corp.	10,100	190
	Nippon Seiki Co. Ltd.	17,200	189
	Shinmaywa Industries Ltd.	21,100	189
	Comture Corp.	7,800	189
	Kameda Seika Co. Ltd.	4,449	187
	Mitsubishi Pencil Co. Ltd.	14,100	187
	Nippon Densetsu Kogyo Co. Ltd.	11,500	187
	Sato Holdings Corp.	7,600	187
	Belc Co. Ltd.	3,500	186
	Hioki EE Corp.	3,800	186
	Melco Holdings Inc.	4,900	186
	Strike Co. Ltd.	4,443	186
	Aeon Hokkaido Corp.	18,800	186
	Keihanshin Building Co. Ltd.	13,600	185
	S-Pool Inc.	21,565	185

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Chugoku Marine Paints Ltd.	20,400	184
	Zuken Inc.	6,700	184
	Kitz Corp.	29,200	183
	Akatsuki Inc.	4,989	183
	Tokyo Broadcasting System Holdings Inc.	9,300	182
	Adastria Co. Ltd.	10,640	181
	Ryosan Co. Ltd.	9,200	181
	Toyo Construction Co. Ltd.	33,600	180
	Arata Corp.	4,400	179
	T Hasegawa Co. Ltd.	9,600	179
	Chudenko Corp.	8,400	178
	Kanematsu Electronics Ltd.	5,200	178
	Takamatsu Construction Group Co. Ltd.	9,400	177
	Argo Graphics Inc.	6,300	177
	Aeon Delight Co. Ltd.	5,800	177
	Kanto Denka Kogyo Co. Ltd.	22,400	177
	Yellow Hat Ltd.	10,500	177
	Base Co. Ltd.	3,100	177
	Nippon Carbon Co. Ltd.	4,200	176
	Bank of Okinawa Ltd.	7,180	176
	Towa Corp.	8,951	176
	Shibaura Machine Co. Ltd.	7,400	176
	Hirata Corp.	2,680	176
	SAMTY Co. Ltd.	9,600	176
	KFC Holdings Japan Ltd.	6,600	175
	eRex Co. Ltd.	10,600	175
	Shinnihon Corp.	22,500	174
	Topre Corp.	13,000	174
	Star Asia Investment Corp.	340	174
	Saizeriya Co. Ltd.	7,900	173
	Funai Soken Holdings Inc.	9,750	173
[1]	Ryoyo Electro Corp.	7,000	173
	Shikoku Bank Ltd.	27,000	173
	DyDo Group Holdings Inc.	3,700	172
	Koa Corp.	12,600	172
	Daikokutenbussan Co. Ltd.	2,300	172
*	Royal Holdings Co. Ltd.	9,900	172
	Grace Technology Inc.	7,038	172
	Tamura Corp.	37,000	171
[1]	Token Corp.	1,900	170
	Nissin Electric Co. Ltd.	15,300	169
	Daikyonishikawa Corp.	24,500	169
	Exedy Corp.	11,700	168
	Jaccs Co. Ltd.	8,600	168
	Riken Keiki Co. Ltd.	6,600	168
	Towa Pharmaceutical Co. Ltd.	8,100	168
	Osaka Organic Chemical Industry Ltd.	4,500	168
	Nippon Road Co. Ltd.	2,300	167
	Nittetsu Mining Co. Ltd.	2,600	166
	Sakata INX Corp.	17,900	166
	Toho Bank Ltd.	85,400	166
	Yuasa Trading Co. Ltd.	6,100	166
	Bell System24 Holdings Inc.	11,000	166
	Kaga Electronics Co. Ltd.	7,500	165
[1]	Atom Corp.	23,949	164
	Relia Inc.	13,700	163
	Hokkan Holdings Ltd.	12,600	163
	Japan Wool Textile Co. Ltd.	18,200	163
	Nippon Steel Trading Corp.	4,600	163
	Daiichi Jitsugyo Co. Ltd.	4,200	162
	Sanyo Chemical Industries Ltd.	3,400	162

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	CRE Logistics REIT Inc.	98	162
	Tokyo Electron Device Ltd.	3,100	161
	Nohmi Bosai Ltd.	8,500	161
	Tokushu Tokai Paper Co. Ltd.	4,000	161
	Future Corp.	8,600	159
*	KYB Corp.	5,900	158
	Mizuno Corp.	8,000	158
	Joshin Denki Co. Ltd.	6,200	157
	Nissei ASB Machine Co. Ltd.	3,400	157
	Sanshin Electronics Co. Ltd.	8,600	157
	Aida Engineering Ltd.	18,500	156
	YA-MAN Ltd.	11,400	156
	Mirai Corp.	348	156
	Siix Corp.	11,600	155
	Nissan Shatai Co. Ltd.	24,000	155
	Micronics Japan Co. Ltd.	9,900	154
	Plenus Co. Ltd.	8,300	154
	ValueCommerce Co. Ltd.	4,800	154
	Idec Corp.	10,000	153
	Shin-Etsu Polymer Co. Ltd.	16,100	153
	Tenma Corp.	7,300	153
	Torii Pharmaceutical Co. Ltd.	6,500	153
	Ehime Bank Ltd.	18,400	152
*	Gree Inc.	29,100	152
	Fuji Media Holdings Inc.	12,400	151
	Fujibo Holdings Inc.	3,700	150
	Musashino Bank Ltd.	10,100	150
	Macromill Inc.	19,300	150
	Hamakyorex Co. Ltd.	5,300	149
	Modec Inc.	7,800	149
	Hosokawa Micron Corp.	2,600	148
	Pacific Industrial Co. Ltd.	13,800	148
	Teikoku Sen-I Co. Ltd.	7,900	148
	Sumitomo Riko Co. Ltd.	22,600	147
	Tsukishima Kikai Co. Ltd.	13,300	147
	Fujio Food Group Inc.	11,300	147
	Itochu Enex Co. Ltd.	15,300	146
	Japan Pulp & Paper Co. Ltd.	4,400	146
	Maruzen Showa Unyu Co. Ltd.	5,000	146
*	Istyle Inc.	33,400	146
	Yokowo Co. Ltd.	5,995	146
	Chubu Shiryo Co. Ltd.	11,600	145
	Tamron Co. Ltd.	6,700	145
	Kyokuto Kaihatsu Kogyo Co. Ltd.	9,500	144
	Bank of Nagoya Ltd.	5,800	144
	Nishio Rent All Co. Ltd.	5,200	144
	Tokyu Construction Co. Ltd.	27,800	144
	Doshisha Co. Ltd.	8,500	143
	Roland DG Corp.	9,200	143
	HI-LEX Corp.	9,400	143
	Hiday Hidaka Corp.	9,236	142
	GLOBERIDE Inc.	3,600	142
	Nichi-iko Pharmaceutical Co. Ltd.	16,950	142
	Union Tool Co.	4,500	142
	Kojima Co. Ltd.	17,300	141
	Retail Partners Co. Ltd.	12,800	141
	Nippon Kanzai Co. Ltd.	7,100	141
	Aomori Bank Ltd.	6,700	140
	FULLCAST Holdings Co. Ltd.	8,066	140
	Ricoh Leasing Co. Ltd.	4,400	140
	One REIT Inc.	50	140

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Nippon Signal Co. Ltd.	16,400	139
	Tsurumi Manufacturing Co. Ltd.	8,800	139
	Toppan Forms Co. Ltd.	13,100	138
	SWCC Showa Holdings Co. Ltd.	9,500	138
	Alconix Corp.	10,019	138
	Mitsui-Soko Holdings Co. Ltd.	6,800	137
	T-Gaia Corp.	8,000	137
	Sakai Moving Service Co. Ltd.	3,000	137
	Doutor Nichires Holdings Co. Ltd.	9,200	137
	Ringer Hut Co. Ltd.	6,700	136
	Star Micronics Co. Ltd.	9,000	136
	TPR Co. Ltd.	9,500	136
	Tokai Corp.	6,200	136
	Restar Holdings Corp.	7,700	136
	Hokuto Corp.	7,400	135
	Oiles Corp.	9,460	135
	Mitsubishi Shokuhin Co. Ltd.	5,000	135
*	United Arrows Ltd.	7,600	134
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,500	134
	Yondoshi Holdings Inc.	7,900	134
	Senshu Ikeda Holdings Inc.	86,400	134
	Uchida Yoko Co. Ltd.	3,100	133
	Iino Kaiun Kaisha Ltd.	26,500	132
	Alpen Co. Ltd.	6,200	132
	Broadleaf Co. Ltd.	26,400	132
	Takara Leben Real Estate Investment Corp.	124	132
	V Technology Co. Ltd.	2,600	131
	Seiko Holdings Corp.	7,400	131
	Osaka Soda Co. Ltd.	5,800	131
	Fujicco Co. Ltd.	7,400	130
	Katakura Industries Co. Ltd.	10,200	130
	ESPEC Corp.	7,500	130
	Taihei Dengyo Kaisha Ltd.	5,300	129
	Wakita & Co. Ltd.	13,400	129
	COLOPL Inc.	17,400	129
	Yukiguni Maitake Co. Ltd.	7,300	129
	Unipres Corp.	13,300	128
	Pressance Corp.	8,700	128
	Daiwa Industries Ltd.	12,400	127
	Okuwa Co. Ltd.	11,800	127
	Hyakujushi Bank Ltd.	9,100	127
	Sinko Industries Ltd.	6,159	127
	Sanei Architecture Planning Co. Ltd.	7,200	127
*	Kappa Create Co. Ltd.	9,500	126
	Insource Co. Ltd.	5,600	126
	Fukui Bank Ltd.	8,000	125
	Nippon Ceramic Co. Ltd.	5,300	125
	Press Kogyo Co. Ltd.	42,700	125
	Shikoku Chemicals Corp.	11,100	125
	Toenec Corp.	3,600	125
	METAWATER Co. Ltd.	6,400	125
*	BrainPad Inc.	2,570	124
	Enplas Corp.	3,200	123
	Fuji Co. Ltd.	6,500	123
	Toa Corp.	5,500	123
	TechMatrix Corp.	6,400	123
	Anest Iwata Corp.	13,700	122
	Sinfonia Technology Co. Ltd.	9,200	122
	EPS Holdings Inc.	11,300	121
	Organo Corp.	1,800	121
	Yokohama Reito Co. Ltd.	15,100	121

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	TOMONY Holdings Inc.	44,900	121
	RS Technologies Co. Ltd.	2,000	121
	Elan Corp.	10,200	121
	Chilled & Frozen Logistics Holdings Co. Ltd.	8,000	121
	Aichi Bank Ltd.	4,700	120
	Furukawa Co. Ltd.	10,600	120
	Tachi-S Co. Ltd.	11,500	120
	Pasona Group Inc.	6,700	120
	GMO GlobalSign Holdings KK	2,222	120
[1]	Obara Group Inc.	3,500	119
	TV Asahi Holdings Corp.	6,500	119
	PAL GROUP Holdings Co. Ltd.	8,400	119
	Piolax Inc.	8,700	119
	Ryobi Ltd.	8,200	119
	Tanseisha Co. Ltd.	15,500	118
	Yurtec Corp.	16,500	118
	Toyo Tanso Co. Ltd.	6,000	118
	Proto Corp.	11,100	118
	Miyazaki Bank Ltd.	5,800	117
	France Bed Holdings Co. Ltd.	14,000	116
	LITALICO Inc.	2,700	116
	Sumitomo Densetsu Co. Ltd.	5,400	115
*	Matsuya Co. Ltd.	13,300	114
*	Mitsui E&S Holdings Co. Ltd.	23,300	114
	Konoike Transport Co. Ltd.	10,900	114
	Airtrip Corp.	5,625	114
	Tama Home Co. Ltd.	4,900	114
	Inageya Co. Ltd.	7,747	113
	Halows Co. Ltd.	4,200	113
	Dai-Dan Co. Ltd.	4,500	113
[1]	Rock Field Co. Ltd.	8,000	113
	Seikagaku Corp.	12,300	113
	Shimizu Bank Ltd.	7,800	113
	Sodick Co. Ltd.	12,500	113
	Kintetsu Department Store Co. Ltd.	4,000	112
	Nippon Television Holdings Inc.	8,500	112
	YAMABIKO Corp.	10,400	112
	Starts Proceed Investment Corp.	54	112
	Nagatanien Holdings Co. Ltd.	5,500	111
	Daito Pharmaceutical Co. Ltd.	3,500	111
	Mimasu Semiconductor Industry Co. Ltd.	4,300	110
	Valqua Ltd.	5,800	110
	Toyo Corp.	11,400	110
	Starzen Co. Ltd.	5,400	110
	Optorun Co. Ltd.	4,100	110
	Goldcrest Co. Ltd.	7,500	109
	Ichikoh Industries Ltd.	17,000	109
	Miroku Jyoho Service Co. Ltd.	6,500	109
	Sintokogio Ltd.	15,900	109
	Yonex Co. Ltd.	19,800	109
	Vital KSK Holdings Inc.	16,900	109
	Mori Trust Hotel REIT Inc.	87	109
	SBS Holdings Inc.	4,400	108
	Financial Products Group Co. Ltd.	16,200	108
	SB Technology Corp.	3,600	108
*	Aoyama Trading Co. Ltd.	14,200	107
	Konishi Co. Ltd.	7,000	107
	Sumitomo Seika Chemicals Co. Ltd.	3,000	107
	NS United Kaiun Kaisha Ltd.	5,100	107
	Kitanotatsujin Corp.	22,900	107
	ZIGExN Co. Ltd.	29,200	107

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Poletowin Pitcrew Holdings Inc.	10,300	106
	Eagle Industry Co. Ltd.	9,900	105
	Kurabo Industries Ltd.	6,300	105
	Nichireki Co. Ltd.	8,000	105
	Ishihara Sangyo Kaisha Ltd.	12,500	104
	Marudai Food Co. Ltd.	6,800	104
	Mars Group Holdings Corp.	7,200	104
*	Leopalace21 Corp.	75,300	104
	Zenrin Co. Ltd.	9,850	104
	Samty Residential Investment Corp.	96	104
*,1	KNT-CT Holdings Co. Ltd.	10,900	103
	Nippon Koei Co. Ltd.	3,800	103
	Sanyo Special Steel Co. Ltd.	6,800	103
	Aiphone Co. Ltd.	6,500	102
	Chukyo Bank Ltd.	6,700	102
	Key Coffee Inc.	5,400	102
	Aichi Steel Corp.	3,300	101
	DKK Co. Ltd.	4,400	101
	Tosei Corp.	10,200	101
	Yorozu Corp.	9,300	101
	SRA Holdings	4,300	101
	Mitsuboshi Belting Ltd.	6,500	100
	FIDEA Holdings Co. Ltd.	87,900	100
	Vector Inc.	11,600	100
	Shinwa Co. Ltd.	5,400	99
	Riso Kyoiku Co. Ltd.	36,600	99
	Chofu Seisakusho Co. Ltd.	5,300	99
[1]	Taiko Pharmaceutical Co. Ltd.	9,157	99
	Enigmo Inc.	8,700	99
	Hisaka Works Ltd.	12,900	98
	Rheon Automatic Machinery Co. Ltd.	9,280	98
	Geo Holdings Corp.	9,300	97
	G-Tekt Corp.	7,500	96
	Kyodo Printing Co. Ltd.	3,900	96
	Okabe Co. Ltd.	14,400	96
	Toho Zinc Co. Ltd.	4,600	96
	Arcland Service Holdings Co. Ltd.	4,800	96
[1]	Medical Data Vision Co. Ltd.	5,500	96
	I'll Inc.	6,000	96
	Media Do Co. Ltd.	1,830	96
	Ines Corp.	7,400	95
	Bank of Iwate Ltd.	5,100	95
	J-Oil Mills Inc.	5,600	95
	Shimojima Co. Ltd.	9,000	95
	Tayca Corp.	7,561	95
	Yamanashi Chuo Bank Ltd.	12,600	95
	Bank of Saga Ltd.	7,600	94
	Onward Holdings Co. Ltd.	34,000	94
	Kyokuyo Co. Ltd.	3,500	94
	LEC Inc.	9,000	94
	Takasago International Corp.	3,900	94
	World Holdings Co. Ltd.	3,700	94
	Denyo Co. Ltd.	5,100	93
	Keiyo Co. Ltd.	14,200	93
	Marusan Securities Co. Ltd.	16,100	93
	Nichiban Co. Ltd.	5,500	93
	Sparx Group Co. Ltd.	35,700	93
	DKS Co. Ltd.	2,800	93
	ASKA Pharmaceutical Holdings Co. Ltd.	7,400	93
	Computer Engineering & Consulting Ltd.	7,426	92
	JVCKenwood Corp.	42,200	92

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	W-Scope Corp.	14,500	92
*	Heroz Inc.	3,700	92
[1]	Sanoh Industrial Co. Ltd.	8,600	91
	Itochu-Shokuhin Co. Ltd.	2,000	90
	Kita-Nippon Bank Ltd.	5,500	90
	Taisei Lamick Co. Ltd.	3,600	90
	Rokko Butter Co. Ltd.	6,200	90
	Pack Corp.	3,600	90
	Zuiko Corp.	9,200	90
	San ju San Financial Group Inc.	7,580	90
	Nippon Thompson Co. Ltd.	15,000	89
	Shinko Shoji Co. Ltd.	13,000	89
	Hito Communications Holdings Inc.	4,700	89
	Daido Metal Co. Ltd.	17,300	88
	Komatsu Matere Co. Ltd.	10,700	88
	Meisei Industrial Co. Ltd.	12,500	88
	Taki Chemical Co. Ltd.	1,600	88
	TOC Co. Ltd.	13,600	88
	Link And Motivation Inc.	15,500	88
*,1	Open Door Inc.	4,800	88
	Hibiya Engineering Ltd.	5,100	87
	Matsuda Sangyo Co. Ltd.	4,300	87
	Tachibana Eletech Co. Ltd.	6,100	87
	Bando Chemical Industries Ltd.	13,100	86
	Cawachi Ltd.	4,000	86
	Nihon Nohyaku Co. Ltd.	17,100	86
	Maezawa Kyuso Industries Co. Ltd.	8,600	86
*	Nippon Chemi-Con Corp.	5,500	86
	Nippon Beet Sugar Manufacturing Co. Ltd.	5,900	86
	Sanyo Electric Railway Co. Ltd.	5,081	86
*	Vision Inc.	9,300	86
	Fukui Computer Holdings Inc.	2,200	85
	Fujiya Co. Ltd.	4,300	84
	Komori Corp.	12,200	84
	Oita Bank Ltd.	4,900	84
	Digital Holdings Inc.	4,895	84
	TSI Holdings Co. Ltd.	28,200	84
	Tokyo Kiraboshi Financial Group Inc.	7,749	84
	Oriental Shiraishi Corp.	31,300	84
	Alpha Systems Inc.	2,500	83
	Weathernews Inc.	1,700	83
	Takara Leben Co. Ltd.	26,000	83
	Mitsui DM Sugar Holdings Co. Ltd.	5,000	83
	Ohara Inc.	5,800	83
	Mitsubishi Research Institute Inc.	2,200	83
	JM Holdings Co. Ltd.	4,400	83
	Nippon Rietec Co. Ltd.	5,200	83
	Arakawa Chemical Industries Ltd.	7,400	82
	Hodogaya Chemical Co. Ltd.	2,100	82
	Toa Corp. (XTKS)	10,600	82
	Toyo Kanetsu KK	3,600	82
*	Japan Display Inc.	196,500	82
	EM Systems Co. Ltd.	11,000	82
	Maxvalu Tokai Co. Ltd.	3,600	82
	Kanamic Network Co. Ltd.	13,400	82
*	Jamco Corp.	9,600	81
	JP-Holdings Inc.	28,700	81
	Nitto Kohki Co. Ltd.	4,500	81
	Nichiden Corp.	4,300	81
	Hoosiers Holdings	13,500	81
	Kyoei Steel Ltd.	5,800	81

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Bank of the Ryukyus Ltd.	12,400	80
	IDOM Inc.	13,800	80
	Futaba Industrial Co. Ltd.	16,800	80
	Godo Steel Ltd.	5,000	80
	WDB Holdings Co. Ltd.	3,740	80
	GCA Corp.	10,800	80
	Pronexus Inc.	7,600	79
	Kenko Mayonnaise Co. Ltd.	5,000	79
	Tokyo Rakutenchi Co. Ltd.	2,000	78
	Tonami Holdings Co. Ltd.	1,600	78
	Kamei Corp.	7,500	77
	Krosaki Harima Corp.	1,900	77
	Nippon Yakin Kogyo Co. Ltd.	4,449	77
	Japan Medical Dynamic Marketing Inc.	3,957	77
*	Atrae Inc.	5,000	77
	Gakken Holdings Co. Ltd.	6,000	76
	Sakai Chemical Industry Co. Ltd.	4,400	76
	K&O Energy Group Inc.	5,800	76
*	KLab Inc.	10,800	76
[1]	Yamashin-Filter Corp.	9,851	76
	Fudo Tetra Corp.	4,400	75
*	Mitsuba Corp.	12,400	75
*	Shindengen Electric Manufacturing Co. Ltd.	2,400	75
	Sumida Corp.	7,334	75
	LIFULL Co. Ltd.	21,100	75
	Icom Inc.	3,100	74
	Osaka Steel Co. Ltd.	6,500	74
	Sun Frontier Fudousan Co. Ltd.	8,500	74
	JAC Recruitment Co. Ltd.	4,700	73
	Teikoku Electric Manufacturing Co. Ltd.	5,900	72
	ES-Con Japan Ltd.	10,700	72
	Stella Chemifa Corp.	2,600	71
[1]	Sourcenext Corp.	24,700	71
	Riken Vitamin Co. Ltd.	5,700	71
*	Gurunavi Inc.	12,400	71
	St. Marc Holdings Co. Ltd.	4,600	71
	Advan Co. Ltd.	8,200	70
	Elematec Corp.	6,200	70
	Nihon Tokushu Toryo Co. Ltd.	7,500	70
	Takamiya Co. Ltd.	14,800	70
	Koshidaka Holdings Co. Ltd.	13,904	70
*	World Co. Ltd.	5,500	70
	Japan Best Rescue System Co. Ltd.	10,955	70
	Canon Electronics Inc.	4,300	69
	Corona Corp. Class A	8,100	69
	Riken Corp.	3,200	69
	Japan Transcity Corp.	15,200	69
	Mie Kotsu Group Holdings Inc.	15,900	69
	G-7 Holdings Inc.	2,600	69
	Daiken Corp.	3,600	68
	Gun-Ei Chemical Industry Co. Ltd.	3,100	68
	Osaki Electric Co. Ltd.	13,000	68
	Qol Holdings Co. Ltd.	5,400	68
*	Chuetsu Pulp & Paper Co. Ltd.	6,000	67
	Dai Nippon Toryo Co. Ltd.	8,500	67
	Riken Technos Corp.	15,200	67
	Toho Titanium Co. Ltd.	7,300	67
	JDC Corp.	12,200	67
[1]	Tokyo Individualized Educational Institute Inc.	12,500	66
	Futaba Corp.	8,400	66
[1]	Kanagawa Chuo Kotsu Co. Ltd.	2,000	66

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	ST Corp.	4,000	66
	Takaoka Toko Co. Ltd.	4,800	66
*	PIA Corp.	2,500	65
	Achilles Corp.	5,100	65
	Sinanen Holdings Co. Ltd.	2,400	65
	Tekken Corp.	3,900	65
	YAKUODO Holdings Co. Ltd.	3,000	65
	Akita Bank Ltd.	5,100	64
	Warabeya Nichiyo Holdings Co. Ltd.	3,600	64
*,1	FDK Corp.	4,900	63
	Hakuto Co. Ltd.	5,492	63
	Iseki & Co. Ltd.	4,400	63
	Kanaden Corp.	6,100	63
	Kitano Construction Corp.	2,900	63
	Shibusawa Warehouse Co. Ltd.	3,300	63
	Chiyoda Integre Co. Ltd.	3,600	62
	Amuse Inc.	3,000	62
	Kansai Super Market Ltd.	6,600	62
	Nippon Parking Development Co. Ltd.	43,500	62
*	Sankyo Tateyama Inc.	8,200	62
	CI Takiron Corp.	10,000	62
	Ebase Co. Ltd.	7,100	62
*	Kourakuen Holdings Corp.	4,200	61
	Happinet Corp.	4,500	61
	Kurimoto Ltd.	3,900	61
*,1	Sagami Holdings Corp.	6,500	61
	Topy Industries Ltd.	5,000	61
*	RPA Holdings Inc.	8,948	61
	Foster Electric Co. Ltd.	5,600	60
	Studio Alice Co. Ltd.	2,800	60
	Feed One Co. Ltd.	7,580	60
	Kawada Technologies Inc.	1,500	60
	Xebio Holdings Co. Ltd.	7,400	59
	Yahagi Construction Co. Ltd.	8,200	59
	Fixstars Corp.	6,600	59
	Asahi Diamond Industrial Co. Ltd.	12,600	58
	Hochiki Corp.	5,000	58
	Marvelous Inc.	7,600	58
	Neturen Co. Ltd.	11,600	58
	Central Security Patrols Co. Ltd.	2,119	57
	Fuji Pharma Co. Ltd.	5,200	57
	Onoken Co. Ltd.	4,800	57
	Oyo Corp.	4,800	57
*	Unitika Ltd.	16,400	57
	Aisan Industry Co. Ltd.	7,900	56
	Torishima Pump Manufacturing Co. Ltd.	6,900	56
	ASAHI YUKIZAI Corp.	4,400	55
	Kyosan Electric Manufacturing Co. Ltd.	15,000	55
	Ateam Inc.	3,400	55
	Tosho Co. Ltd.	3,300	54
	Sankyo Seiko Co. Ltd.	11,500	54
	Moriroku Holdings Co. Ltd.	2,900	54
	Hokkaido Gas Co. Ltd.	3,700	53
	Tochigi Bank Ltd.	33,000	53
	Fujikura Kasei Co. Ltd.	10,600	52
	Fukuda Corp.	1,200	52
	CTS Co. Ltd.	6,679	52
	Towa Bank Ltd.	9,400	52
	Yushin Precision Equipment Co. Ltd.	6,400	52
[1]	BRONCO BILLY Co. Ltd.	2,400	52
	Tokyo Energy & Systems Inc.	6,000	51

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Asahi Co. Ltd.	3,800	51
	Furuno Electric Co. Ltd.	5,100	50
	Michinoku Bank Ltd.	5,500	50
	Tatsuta Electric Wire and Cable Co. Ltd.	9,200	50
	AOKI Holdings Inc.	8,800	49
	Chuo Spring Co. Ltd.	5,600	49
	Tsutsumi Jewelry Co. Ltd.	2,300	49
	Kyokuto Securities Co. Ltd.	6,700	49
	FAN Communications Inc.	13,700	49
	MTI Ltd.	7,000	48
	Fuso Pharmaceutical Industries Ltd.	2,200	48
	NEC Capital Solutions Ltd.	2,600	48
	Chiyoda Co. Ltd.	5,800	46
	Nissin Corp.	3,800	46
	Kamakura Shinsho Ltd.	3,700	46
[1]	J Trust Co. Ltd.	20,500	45
	PC Depot Corp.	10,920	45
	CMIC Holdings Co. Ltd.	3,100	45
	SMK Corp.	1,900	45
	Toa Oil Co. Ltd.	1,800	45
	Aichi Corp.	5,600	44
	Cosel Co. Ltd.	4,500	44
	Wowow Inc.	1,800	44
	Koatsu Gas Kogyo Co. Ltd.	7,000	44
*	Toho Co. Ltd.	2,800	44
	CAC Holdings Corp.	3,300	43
*,1	Daisyo Corp.	4,700	43
*	Fujita Kanko Inc.	2,500	43
	Shin Nippon Biomedical Laboratories Ltd.	6,500	43
	Okura Industrial Co. Ltd.	2,400	42
	Nihon Chouzai Co. Ltd.	2,600	42
	CONEXIO Corp.	3,300	42
	Artnature Inc.	7,000	42
	Taiho Kogyo Co. Ltd.	4,500	40
	Aeon Fantasy Co. Ltd.	2,200	40
	Tomoku Co. Ltd.	2,400	39
	Tv Tokyo Holdings Corp.	1,900	39
	KeePer Technical Laboratory Co. Ltd.	1,829	39
	CMK Corp.	9,600	38
	Central Sports Co. Ltd.	1,750	38
*	Laox Co. Ltd.	23,300	38
*	Akebono Brake Industry Co. Ltd.	21,900	37
	JSP Corp.	2,300	37
	Sac's Bar Holdings Inc.	6,500	37
*	WATAMI Co. Ltd.	4,300	37
*	COOKPAD Inc.	13,700	37
	Oro Co. Ltd.	1,142	37
	Fibergate Inc.	2,603	36
*	OSAKA Titanium Technologies Co. Ltd.	4,100	35
	Ministop Co. Ltd.	2,600	34
*	TerraSky Co. Ltd.	1,312	34
	Furukawa Battery Co. Ltd.	2,150	32
	I-PEX Inc.	1,800	31
	Ichiyoshi Securities Co. Ltd.	5,200	29
	Sekisui Kasei Co. Ltd.	5,500	29
	Nihon Trim Co. Ltd.	800	28
*	Japan Cash Machine Co. Ltd.	5,100	27
	Chori Co. Ltd.	1,900	26
	Gecoss Corp.	3,200	26
	Nippon Sharyo Ltd.	1,200	26
	Nippon Coke & Engineering Co. Ltd.	28,400	26

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Cleanup Corp.	5,000	24
*	CHIMNEY Co. Ltd.	2,100	23
	Nakayama Steel Works Ltd.	5,000	20
*	Gunosy Inc.	1,500	13
	Seika Corp.	800	12
	Linical Co. Ltd.	1,300	8
	Nisso Corp.	1,000	6
			1,898,701
Kuwait (0.1%)
	National Bank of Kuwait SAKP	2,638,118	7,191
	Kuwait Finance House KSCP	1,619,124	3,877
	Mobile Telecommunications Co. KSCP	767,489	1,533
	Ahli United Bank BSC	2,207,513	1,521
*	Agility Public Warehousing Co. KSC	402,581	1,263
	Boubyan Bank KSCP	347,041	753
	Mabanee Co. KPSC	194,460	451
	Gulf Bank KSCP	596,345	429
	Boubyan Petrochemicals Co. KSCP	131,961	405
	Humansoft Holding Co. KSC	36,030	393
	Qurain Petrochemical Industries Co.	225,597	322
	National Industries Group Holding SAK	378,688	272
*	Warba Bank KSCP	320,991	269
	Kuwait Projects Co. Holding KSCP	352,864	184
*	Burgan Bank SAK	221,309	165
*	Kuwait International Bank KSCP	214,350	154
	Integrated Holding Co. KCSC	64,389	87
*	Alimtiaz Investment Group KSC	142,055	60
			19,329
Malaysia (0.2%)
	Public Bank Bhd.	6,127,630	6,204
	Malayan Banking Bhd.	2,382,481	4,785
	Tenaga Nasional Bhd.	1,540,674	3,744
	Top Glove Corp. Bhd.	2,035,000	2,801
	CIMB Group Holdings Bhd.	2,757,752	2,784
	Petronas Chemicals Group Bhd.	1,128,289	2,257
	Press Metal Aluminium Holdings Bhd.	1,434,960	1,820
	Axiata Group Bhd.	1,841,451	1,739
	Ihh Healthcare Bhd.	1,198,320	1,573
	Sime Darby Plantation Bhd.	1,416,175	1,569
	Hartalega Holdings Bhd.	603,200	1,511
	DiGi.Com Bhd.	1,450,700	1,483
	Dialog Group Bhd.	1,730,448	1,283
	IOI Corp. Bhd.	1,282,540	1,280
	Maxis Bhd.	1,093,900	1,228
	Perlis Plantations Bhd.	253,640	1,145
	MISC Bhd.	676,521	1,119
	Hong Leong Bank Bhd.	252,100	1,096
	Genting Bhd.	862,800	1,048
	Kuala Lumpur Kepong Bhd.	191,600	1,028
	Supermax Corporation Bhd.	620,355	911
	RHB Bank Bhd.	683,350	868
	Petronas Gas	217,800	836
	Nestle Malaysia Bhd.	24,100	798
	Genting Malaysia Bhd.	1,032,900	726
	Sime Darby Bhd.	1,313,775	725
*	Gamuda Bhd.	819,200	706
	QL Resources Bhd.	473,590	699
	Inari Amertron Bhd.	782,375	657
	Petronas Dagangan Bhd.	133,200	655
	IJM Corp. Bhd.	1,339,420	637

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Malaysia Airports Holdings Bhd.	407,700	595
	Telekom Malaysia Bhd.	401,900	560
	Kossan Rubber Industries	507,100	548
	AMMB Holdings Bhd.	676,400	492
	HAP Seng Consolidated Bhd.	225,100	441
	Westports Holdings Bhd.	410,900	431
	Bursa Malaysia Bhd.	201,650	415
	TIME dotCom Bhd.	120,400	408
	Frontken Corp. Bhd.	533,400	407
	Hong Leong Financial Group Bhd.	95,942	388
	VS Industry Bhd.	522,000	353
*	My EG Services Bhd.	742,250	352
	Genting Plantations Bhd.	153,200	326
	IGB REIT	764,600	326
	Scientex Bhd.	313,200	320
	Heineken Malaysia Bhd.	49,800	313
*	Pentamaster Corp. Bhd.	219,300	311
	Fraser & Neave Holdings Bhd.	40,700	298
	Malaysian Pacific Industries Bhd.	31,000	293
	Carlsberg Brewery Malaysia Bhd.	48,500	271
	D&O Green Technologies Bhd.	233,800	266
*	YTL Corp. Bhd.	1,490,412	260
	IOI Properties Group Bhd.	756,300	253
	Sunway REIT	687,800	252
*	Alliance Bank Malaysia Bhd.	384,000	244
	Sunway Bhd.	603,116	238
	Yinson Holdings Bhd.	169,900	216
	ViTrox Corp. Bhd.	52,800	207
	KPJ Healthcare Bhd.	816,700	203
	Malakoff Corp. Bhd.	956,400	197
*	YTL Power International Bhd.	1,081,000	191
	Sime Darby Property Bhd.	1,147,475	186
	Axis REIT	380,700	183
	British American Tobacco Malaysia Bhd.	51,300	179
	Mega First Corp. Bhd.	99,400	177
	UWC Bhd.	116,100	169
*	Sapura Energy Bhd.	5,008,900	163
*	Malaysia Building Society Bhd.	1,037,300	159
	Leong Hup International Bhd.	919,600	159
	Serba Dinamik Holdings Bhd.	386,126	156
	DRB-Hicom Bhd.	333,800	155
	Magnum Bhd.	267,549	138
	Berjaya Sports Toto Bhd.	275,256	137
	Astro Malaysia Holdings Bhd.	557,587	135
[2]	Lotte Chemical Titan Holding Bhd.	159,300	125
*	Bumi Armada Bhd.	1,238,050	123
	Cahya Mata Sarawak Bhd.	244,700	122
*	SP Setia Bhd. Group	482,100	121
*	AirAsia Group Bhd.	547,700	116
	BerMaz Auto Bhd.	320,120	116
	Padini Holdings Bhd.	151,000	107
	AEON Credit Service M Bhd.	32,900	100
	Syarikat Takaful Malaysia Keluarga Bhd.	87,200	95
*	Berjaya Corp. Bhd.	1,148,433	94
*	UEM Sunrise Bhd.	780,000	81
	Malaysian Resources Corp. Bhd.	667,900	73
*	Velesto Energy Bhd.	1,473,763	59
	Muhibbah Engineering M Bhd.	220,100	54
*	WCT Holdings Bhd.	336,279	43
*	Pos Malaysia Bhd.	77,300	16
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	467,368	10

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	BIMB Holdings Bhd. Warrants Exp. 12/4/23	63,800	6
*	Sunway Bhd. Warrants Exp. 10/3/24	57,011	5
*	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	97,620	5
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	95,161	3
	Frontken Warrants Exp. 4/27/22	177,800	—
			63,660
Mexico (0.2%)
	America Movil SAB de CV Series L	12,540,575	8,760
	Wal-Mart de Mexico SAB de CV	2,079,759	6,808
	Grupo Financiero Banorte SAB de CV Class O	1,162,503	6,614
	Fomento Economico Mexicano SAB de CV	741,766	5,745
	Grupo Mexico SAB de CV Series B	1,224,983	5,537
*	Cemex SAB de CV	6,043,002	4,800
	Grupo Televisa SAB	864,534	2,145
	Grupo Bimbo SAB de CV Series A	980,900	1,963
	Grupo Elektra SAB de CV	23,499	1,765
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	138,950	1,428
	Fibra Uno Administracion SA	1,109,773	1,370
	Grupo Aeroportuario del Sureste SAB de CV Class B	75,216	1,272
	Coca-Cola Femsa SAB de CV	240,850	1,127
	Orbia Advance Corp. SAB de CV	362,994	1,012
	Gruma SAB de CV Class B	82,085	893
*	Telesites SAB de CV	945,165	893
*	Infraestructura Energetica Nova SAB de CV	198,809	852
	Arca Continental SAB de CV	155,900	835
*	Grupo Aeroportuario del Centro Norte SAB de CV Class B	127,800	795
*	Grupo Financiero Inbursa SAB de CV Class O	828,500	770
	Alfa SAB de CV Class A	959,000	671
	Promotora y Operadora de Infraestructura SAB de CV	82,402	637
*	Industrias Penoles SAB de CV	45,078	581
	Kimberly-Clark de Mexico SAB de CV Class A	313,800	542
	Becle SAB de CV	209,000	498
	Grupo Carso SAB de CV	171,767	490
	PLA Administradora Industrial S de RL de CV	317,386	483
	Regional SAB de CV	86,300	438
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	269,300	437
	Bolsa Mexicana de Valores SAB de CV	178,300	396
	Grupo Cementos de Chihuahua SAB de CV	53,800	382
	Megacable Holdings SAB de CV	103,462	378
	Prologis Property Mexico SA de CV	172,627	370
	Qualitas Controladora SAB de CV	68,064	370
[2]	Banco del Bajio SA	231,638	367
	Corp. Inmobiliaria Vesta SAB de CV	184,001	359
	La Comer SAB de CV	187,574	350
[2]	Macquarie Mexico Real Estate Management SA de CV	291,700	346
	El Puerto de Liverpool SAB de CV Class C1	70,400	298
*	Alsea SAB de CV	181,000	294
	Grupo Comercial Chedraui SA de CV	171,300	266
*	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	208,700	236
*	Genomma Lab Internacional SAB de CV Class B	233,863	234
	Grupo Herdez SAB de CV	103,100	217
	Industrias Bachoco SAB de CV Class B	56,689	209
*	Gentera SAB de CV	391,800	197
	Grupo Lala SAB de CV	224,900	166
*	Axtel SAB de CV	542,336	145
*	Controladora Nemak SAB de CV	959,000	131
*	Grupo Rotoplas SAB de CV	65,251	115
	Alpek SAB de CV	100,700	112
*	Credito Real SAB de CV SOFOM ER	219,342	99
[2]	Nemak SAB de CV	299,800	88
*	Unifin Financiera SAB de CV	66,244	77

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Concentradora Fibra Danhos SA de CV	58,308	69
			66,432
Netherlands (1.1%)
	ASML Holding NV	157,153	102,015
*,2	Adyen NV	10,627	26,154
	Koninklijke Philips NV	356,604	20,164
	ING Groep NV	1,536,445	19,628
	Prosus NV	170,869	18,545
*	Koninklijke DSM NV	67,759	12,149
	Koninklijke Ahold Delhaize NV	419,037	11,277
	Heineken NV	93,153	10,806
	Wolters Kluwer NV	105,817	9,571
	Akzo Nobel NV	74,544	8,950
*	ArcelorMittal SA	282,885	8,224
	NN Group NV	125,077	6,239
	ASM International NV	20,120	6,104
	Koninklijke KPN NV	1,352,410	4,665
*	Unibail-Rodamco-Westfield	54,033	4,450
	Heineken Holding NV	42,644	4,236
	IMCD NV	23,117	3,358
	Aegon NV	689,069	3,193
	Randstad NV	43,965	3,172
	BE Semiconductor Industries NV	33,598	2,714
[2]	Signify NV	47,538	2,700
	ASR Nederland NV	57,064	2,492
*,2	ABN AMRO Bank NV GDR	157,535	2,034
	Aalberts NV	35,757	1,932
*	InPost SA	76,645	1,460
	Corbion NV	23,673	1,386
*	JDE Peet's NV	31,211	1,213
*,1,2	Just Eat Takeaway.com NV	11,464	1,185
	Arcadis NV	27,986	1,177
	Koninklijke Vopak NV	23,239	1,064
	SBM Offshore NV	60,710	1,054
	Boskalis Westminster	30,845	984
	PostNL NV	175,363	916
	APERAM SA	15,396	797
*	OCI NV	33,889	790
	TKH Group NV GDR	14,836	708
*,2	Basic-Fit NV	14,223	640
*,2	Intertrust NV	30,485	564
[2]	GrandVision NV	16,627	538
	Eurocommercial Properties NV GDR	16,497	427
*	Sligro Food Group NV	12,587	399
[2]	Flow Traders	8,772	362
*	Accell Group NV	6,808	351
*,2	Alfen Beheer BV	4,423	351
*	Fugro NV GDR	32,885	342
	AMG Advanced Metallurgical Group NV	8,622	330
	Wereldhave NV	16,890	292
	Euronext NV Rights Exp. 5/10/21	24,526	287
*	Koninklijke BAM Groep NV	90,114	250
	NSI NV	5,963	242
*	TomTom NV	21,048	185
	Vastned Retail NV	5,721	172
	ForFarmers NV	20,499	137
[2]	B&S Group Sarl	7,543	81
*	Brunel International NV	4,071	54
			313,510

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	235,547	6,071
*	Auckland International Airport Ltd.	471,470	2,550
	Spark New Zealand Ltd.	755,915	2,379
	Fletcher Building Ltd.	345,241	1,795
	Meridian Energy Ltd.	463,257	1,766
*,1	a2 Milk Co. Ltd.	297,070	1,624
	Ryman Healthcare Ltd.	150,981	1,526
	Contact Energy Ltd.	269,255	1,453
	Mercury NZ Ltd.	244,972	1,214
	Infratil Ltd.	187,601	955
	Chorus Ltd.	166,322	807
	EBOS Group Ltd.	35,516	756
	Summerset Group Holdings Ltd.	84,273	733
*	SKYCITY Entertainment Group Ltd.	284,372	726
	Goodman Property Trust	394,176	628
	Freightways Ltd.	74,322	592
	Kiwi Property Group Ltd.	539,866	490
	Precinct Properties New Zealand Ltd.	360,680	425
	Genesis Energy Ltd.	170,055	418
*	Pushpay Holdings Ltd.	257,432	337
	Argosy Property Ltd.	312,026	331
*	Z Energy Ltd.	165,170	316
	Vital Healthcare Property Trust	137,358	288
	Kathmandu Holdings Ltd.	240,079	249
	Arvida Group Ltd.	186,777	240
*	Vista Group International Ltd.	136,170	238
	Vector Ltd.	77,157	230
	Heartland Group Holdings Ltd.	168,409	218
	Skellerup Holdings Ltd.	65,641	218
*,1	Air New Zealand Ltd.	150,439	187
	Oceania Healthcare Ltd.	182,960	176
*	Pacific Edge Ltd.	167,946	138
	Scales Corp. Ltd.	31,347	102
*,1	Synlait Milk Ltd.	35,408	83
*	Tourism Holdings Ltd.	38,634	71
*	SKY Network Television Ltd.	558,800	68
*	Restaurant Brands New Zealand Ltd.	6,016	56
			30,454
Norway (0.2%)
	DNB ASA	404,122	8,667
	Equinor ASA	388,535	7,846
	Telenor ASA	254,058	4,526
	Mowi ASA	174,785	4,312
	Yara International ASA	69,169	3,608
	Norsk Hydro ASA	545,311	3,472
	Orkla ASA	305,200	3,111
	TOMRA Systems ASA	43,873	2,192
	Schibsted ASA Class B	39,368	1,719
	Schibsted ASA Class A	34,112	1,714
	Gjensidige Forsikring ASA	71,843	1,631
	Storebrand ASA	166,067	1,585
*	Adevinta ASA	83,939	1,536
	Bakkafrost P/F	18,979	1,504
*	NEL ASA	500,856	1,450
[2]	Entra ASA	62,591	1,414
*	Nordic Semiconductor ASA	57,139	1,408
	Salmar ASA	19,300	1,336
[2]	Scatec ASA	49,411	1,329
	Aker BP ASA	39,654	1,129
	SpareBank 1 SR-Bank ASA	76,489	988

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	SpareBank 1 SMN	62,767	846
	Subsea 7 SA	82,892	838
	Leroy Seafood Group ASA	89,797	823
	Borregaard ASA	35,816	788
	Kongsberg Gruppen ASA	28,481	719
	Aker ASA Class A	9,179	683
	TGS NOPEC Geophysical Co. ASA	44,459	672
	Norwegian Finans Holding ASA	59,949	661
	Veidekke ASA	40,757	626
	Atea ASA	32,090	615
[2]	Sbanken ASA	39,235	488
	Austevoll Seafood ASA	31,649	404
*,2	Crayon Group Holding ASA	22,976	371
[2]	Elkem ASA	75,776	278
	Frontline Ltd.	34,474	264
*	Hexagon Composites ASA	43,276	254
*	DNO ASA	188,320	220
	Sparebank 1 Oestlandet	14,697	205
	Grieg Seafood ASA	19,835	197
	Bonheur ASA	7,179	193
	Norway Royal Salmon ASA	7,675	182
[2]	BW LPG Ltd.	23,866	177
*	BW Energy Ltd.	44,486	147
	BW Offshore Ltd.	31,403	126
	Stolt-Nielsen Ltd.	7,735	116
*	Wallenius Wilhelmsen ASA	33,878	113
	Ocean Yield ASA	18,726	67
			67,550
Pakistan (0.0%)
*	Lucky Cement Ltd.	69,998	382
	Pakistan State Oil Co. Ltd.	171,596	237
	Engro Corp. Ltd.	99,000	191
	MCB Bank Ltd.	180,931	191
	Hub Power Co. Ltd.	384,498	188
	Habib Bank Ltd.	213,200	173
	Fauji Fertilizer Co. Ltd.	227,400	156
	Pakistan Petroleum Ltd.	260,712	138
	Pakistan Oilfields Ltd.	53,810	124
	Oil & Gas Development Co. Ltd.	177,400	106
	Bank Alfalah Ltd.	506,250	95
	Millat Tractors Ltd.	12,928	88
	Engro Fertilizers Ltd.	189,840	83
	United Bank Ltd.	95,600	79
	Kot Addu Power Co. Ltd.	303,500	75
	Searle Co. Ltd.	48,671	72
*	Fauji Cement Co. Ltd.	448,621	67
*	DG Khan Cement Co. Ltd.	90,500	65
	Nishat Mills Ltd.	116,000	65
*	SUI Southern Gas Co. Ltd.	454,500	35
	SUI Northern Gas Pipeline	129,900	32
*	National Bank of Pakistan	129,500	28
			2,670
Peru (0.0%)
	Credicorp Ltd. (XNYS)	2,723	326
Philippines (0.1%)
	SM Investments Corp.	189,688	3,785
	SM Prime Holdings Inc.	3,549,150	2,537
	Ayala Land Inc.	3,124,700	2,085
	Ayala Corp.	127,735	1,964
	Bdo Unibank Inc.	736,534	1,575

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	JG Summit Holdings Inc.	1,148,343	1,257
	Bank of The Philippine Islands	724,950	1,246
	International Container Terminal Services Inc.	450,370	1,215
	PLDT Inc.	40,800	1,077
	Universal Robina Corp.	344,140	978
	Metropolitan Bank & Trust Co.	687,669	628
	Manila Electric Co.	100,695	570
	Jollibee Foods Corp.	147,980	541
	Security Bank Corp.	215,650	516
	Globe Telecom Inc.	12,750	485
	Metro Pacific Investments Corp.	5,426,300	456
	GT Capital Holdings Inc.	34,975	381
	San Miguel Food and Beverage Inc.	271,770	376
	LT Group Inc.	1,264,300	352
	Aboitiz Power Corp.	700,320	334
	San Miguel Corp.	135,080	322
	Alliance Global Group Inc.	1,458,100	317
	Megaworld Corp.	4,417,900	288
	Puregold Price Club Inc.	360,980	279
	Robinson's Land Corp.	753,861	256
	Robinsons Retail Holdings Inc.	211,970	231
	Nickel Asia Corp.	1,574,100	181
*	Bloomberry Resorts Corp.	1,343,300	181
	Century Pacific Food Inc.	394,200	164
	DMCI Holdings Inc.	1,475,900	162
	Wilcon Depot Inc.	443,500	162
	First Gen Corp.	228,650	148
	AC Energy Corp.	948,500	134
*	Manila Water Co. Inc.	427,700	131
	Vista Land & Lifescapes Inc.	1,739,800	127
	D&L Industries Inc.	751,700	112
	Semirara Mining & Power Corp. Class A	367,836	94
	Filinvest Land Inc.	3,219,000	73
*	Cebu Air Inc.	45,640	46
*,2	CEMEX Holdings Philippines Inc.	1,282,312	31
			25,797
Poland (0.1%)
	Powszechna Kasa Oszczednosci Bank Polski SA	346,545	3,222
*	KGHM Polska Miedz SA	55,223	2,826
*,2	Allegro.eu SA	149,103	2,284
	Polski Koncern Naftowy ORLEN SA	122,160	2,146
	Powszechny Zaklad Ubezpieczen SA	221,338	1,905
	Bank Polska Kasa Opieki SA	71,174	1,502
*,2	Dino Polska SA	18,223	1,182
	Polskie Gornictwo Naftowe i Gazownictwo SA	643,349	1,115
[1]	CD Projekt SA	23,521	1,077
	LPP SA	413	1,067
	Cyfrowy Polsat SA	94,224	733
*	PGE Polska Grupa Energetyczna SA	252,332	671
	Santander Bank Polska SA	10,984	650
*	Orange Polska SA	271,666	488
	Grupa Lotos SA	32,771	412
	Asseco Poland SA	19,701	366
	KRUK SA	5,987	287
*	Tauron Polska Energia SA	300,511	268
*	mBank SA	4,232	262
*	Bank Millennium SA	216,585	236
	CCC SA	8,708	235
*,1	Alior Bank SA	31,349	232
	Kernel Holding SA	15,618	210
*	AmRest Holdings SE	24,770	206

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Jastrzebska Spolka Weglowa SA	21,805	174
	Ciech SA	13,778	142
	Bank Handlowy w Warszawie SA	11,626	124
*	Enea SA	55,620	123
*,1	Grupa Azoty SA	12,412	122
	Warsaw Stock Exchange	9,251	114
	Eurocash SA	25,178	97
*	Mercator Medical SA	664	43
			24,521
Portugal (0.1%)
	EDP - Energias de Portugal SA	1,154,463	6,417
	EDP Renovaveis SA	110,903	2,642
	Galp Energia SGPS SA	206,752	2,381
	Jeronimo Martins SGPS SA	93,157	1,701
	Sonae SGPS SA	501,344	469
	Banco Comercial Portugues SA Class R	2,568,762	384
	REN - Redes Energeticas Nacionais SGPS SA	129,114	378
	NOS SGPS SA	74,161	281
	Altri SGPS SA	31,778	248
	Navigator Co. SA	69,036	233
	CTT-Correios de Portugal SA	47,438	216
	Corticeira Amorim SGPS SA	8,976	110
	Semapa-Sociedade de Investimento e Gestao	7,423	108
[1]	Mota-Engil SGPS SA	46,843	79
			15,647
Qatar (0.1%)
	Qatar National Bank QPSC	1,745,711	8,571
	Industries Qatar QSC	824,949	3,044
	Qatar Islamic Bank SAQ	459,438	2,195
	Masraf Al Rayan QSC	1,384,714	1,699
	Commercial Bank PSQC	842,836	1,249
	Qatar Electricity & Water Co. QSC	195,993	926
	Qatar Fuel QSC	179,737	896
	Mesaieed Petrochemical Holding Co.	1,666,185	881
	Qatar Gas Transport Co. Ltd.	992,348	859
	Barwa Real Estate Co.	782,809	695
	Qatar International Islamic Bank QSC	272,428	692
	Ooredoo QPSC	302,832	589
	Doha Bank QPSC	759,757	549
*	Qatar Insurance Co. SAQ	615,429	423
	Qatar Aluminum Manufacturing Co.	927,410	397
*	Ezdan Holding Group QSC	611,170	292
	Vodafone Qatar QSC	578,060	281
	United Development Co. QSC	604,560	263
	Al Meera Consumer Goods Co. QSC	35,043	185
	Medicare Group	56,678	148
*	Gulf International Services QSC	282,740	121
			24,955
Romania (0.0%)
	Banca Transilvania SA	1,832,184	1,114
	Societatea Nationala Nuclearelectrica SA	18,211	122
			1,236
Russia (0.3%)
	LUKOIL PJSC ADR	144,018	11,023
	Sberbank of Russia PJSC ADR (XLON)	622,780	9,821
	Gazprom PJSC ADR	1,602,292	9,716
	Novatek PJSC	413,743	7,462
	MMC Norilsk Nickel PJSC ADR	204,721	6,942
	Sberbank of Russia PJSC	930,691	3,677
	Rosneft Oil Co. PJSC (Registered) GDR	416,548	2,873

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Gazprom PJSC	895,721	2,731
	Tatneft PJSC ADR	54,709	2,197
	Sberbank of Russia PJSC ADR	138,263	2,177
	Surgutneftegas PJSC ADR	407,594	1,825
	Severstal PAO PJSC	69,699	1,643
	Novolipetskiy Metallurgicheskiy Kombinat PJSC	442,494	1,562
	Polyus PJSC (Registered) GDR	16,780	1,555
	Tatneft PJSC	225,781	1,520
	Mobile TeleSystems PJSC	325,942	1,388
*	Alrosa PJSC	929,110	1,342
*	Moscow Exchange MICEX-RTS PJSC	554,605	1,304
	Transneft PJSC Preference Shares	595	1,121
	Magnit PJSC	15,620	1,062
*	Inter Rao Ues PJSC	13,477,172	878
	Magnit PJSC GDR (Registered)	55,799	786
	VTB Bank PJSC GDR (Registered)	544,162	721
*	United Co. Rusal International	1,001,888	673
*	Credit Bank of Moscow PJSC	7,457,300	673
	PhosAgro PJSC GDR (Registered)	33,457	615
*	Tatneft PJSC Preference Shares	97,932	608
*	Rostelecom PJSC	423,403	584
	Magnitogorsk Iron & Steel Works PJSC	665,331	576
*	Mosenergo PJSC	18,528,038	549
*	RusHydro PJSC	48,994,242	534
	VTB Bank PJSC	765,146,460	523
[2]	Detsky Mir PJSC	260,150	521
	Sistema PJSFC	969,800	437
*	Aeroflot PJSC	460,151	392
*	Polyus PJSC	1,823	336
	Novatek PJSC GDR (Registered)	1,548	279
*	ENEL RUSSIA PJSC	26,630,000	277
*	Federal Grid Co.	97,070,000	275
	Sistema PJSFC GDR (Registered)	29,648	264
	ROSSETI PJSC	10,882,193	206
	Unipro PJSC	4,599,900	176
	TGC-1 PJSC	1,082,800,000	171
	PhosAgro PJSC	2,689	156
	Rosseti Lenenergo PJSC Preference Shares	65,770	140
	LSR Group PJSC Class A	12,788	137
*	OGK-2 PJSC	12,702,000	133
	M Video PJSC	12,400	112
	Mechel PJSC Preference Shares	107,310	110
*	Mechel PJSC	111,128	107
	Bashneft PJSC Preference Shares	5,732	90
	Mobile TeleSystems PJSC ADR	8,900	75
	Surgutneftegas PJSC ADR (XLON)	8,300	37
	Rosneft Oil Co. PJSC	3,288	23
			85,115
Saudi Arabia (0.4%)
	Al Rajhi Bank	484,793	12,764
*	National Commercial Bank	821,863	12,444
	Saudi Basic Industries Corp.	353,584	11,653
[2]	Saudi Arabian Oil Co.	995,475	9,387
	Saudi Telecom Co.	235,286	7,956
	Riyad Bank	569,851	4,047
	Saudi British Bank	361,999	2,963
	Banque Saudi Fransi	233,541	2,427
*	Saudi Arabian Mining Co.	159,484	2,427
	Saudi Electricity Co.	315,645	2,185
	Alinma Bank	364,072	1,922
	SABIC Agri-Nutrients Co.	67,061	1,874

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Yanbu National Petrochemical Co.	91,145	1,770
	Almarai Co. JSC	108,153	1,549
	Arab National Bank	240,690	1,458
	Bank AlBilad	139,549	1,392
*	Saudi Kayan Petrochemical Co.	278,683	1,348
	Dr Sulaiman Al Habib Medical Services Group Co.	31,355	1,261
	Jarir Marketing Co.	22,374	1,187
*	Etihad Etisalat Co.	144,224	1,187
	Savola Group	100,923	1,073
	Sahara International Petrochemical Co.	141,710	1,025
	Advanced Petrochemical Co.	44,920	970
*	Dar Al Arkan Real Estate Development Co.	338,621	931
	Mouwasat Medical Services Co.	18,693	882
	Saudi Industrial Investment Group	78,195	737
	Bank Al-Jazira	143,179	728
	Abdullah Al Othaim Markets Co.	19,519	700
*	Bupa Arabia for Cooperative Insurance Co.	21,928	675
*	Mobile Telecommunications Co. Saudi Arabia	155,229	625
*	National Industrialization Co.	116,382	594
	Southern Province Cement Co.	25,833	581
	National Petrochemical Co.	42,480	548
	United Electronics Co.	16,281	522
*	Co. for Cooperative Insurance	22,496	465
	Saudi Cement Co.	26,459	457
*	Saudi Research & Marketing Group	17,939	432
*	Rabigh Refining & Petrochemical Co.	78,072	425
*	Emaar Economic City	146,654	419
*	Saudi Ground Services Co.	43,312	403
	Arabian Centres Co. Ltd.	57,433	380
	Qassim Cement Co.	15,883	358
*	Fawaz Abdulaziz Al Hokair & Co.	59,062	340
	Yanbu Cement Co.	28,786	330
	Yamama Cement Co.	36,625	325
	Dallah Healthcare Co.	18,853	320
	Saudi Airlines Catering Co.	14,408	292
*	Seera Group Holding	52,491	279
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	23,425	279
	Saudia Dairy & Foodstuff Co.	6,214	279
*	National Agriculture Development Co.	24,421	264
	Aldrees Petroleum and Transport Services Co.	13,242	223
	United International Transportation Co.	18,517	210
*	Saudi Real Estate Co.	40,611	208
	Arriyadh Development Co.	34,439	207
	Al Hammadi Co. for Development and Investment	21,585	197
	Jadwa REIT Saudi Fund	45,622	187
	Najran Cement Co.	28,468	184
*	Aseer Trading Tourism & Manufacturing Co.	28,158	181
	Eastern Province Cement Co.	13,957	181
	City Cement Co.	21,222	177
*	Saudi Ceramic Co.	12,356	165
	Arabian Cement Co.	14,420	162
	Hail Cement Co.	29,572	152
	Saudi Chemical Co. Holding	14,736	149
*	Saudi Public Transport Co.	22,688	147
*	Leejam Sports Co. JSC	7,421	146
*	Middle East Healthcare Co.	13,925	139
*	National Gas & Industrialization Co.	13,286	131
*	Al Jouf Cement Co.	34,234	127
	Northern Region Cement Co.	26,787	126
*	Zamil Industrial Investment Co.	17,264	121
*	National Medical Care Co.	7,877	121

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Mediterranean & Gulf Insurance & Reinsurance Co.	17,756	117
*	Dur Hospitality Co.	13,720	117
	Astra Industrial Group	13,957	117
	Herfy Food Services Co.	7,093	115
*	Tabuk Cement Co.	19,317	103
	Bawan Co.	9,330	90
*	Methanol Chemicals Co.	21,063	81
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	9,578	57
			104,277
Singapore (0.3%)
	DBS Group Holdings Ltd.	717,178	16,073
	Oversea-Chinese Banking Corp. Ltd.	1,404,838	12,842
	United Overseas Bank Ltd.	520,300	10,371
	Singapore Telecommunications Ltd.	3,145,200	5,901
	Wilmar International Ltd.	839,237	3,284
	Ascendas REIT	1,377,313	3,210
	CapitaLand Ltd.	1,017,400	2,836
	CapitaLand Integrated Commercial Trust	1,685,854	2,720
	Singapore Exchange Ltd.	309,610	2,425
	Keppel Corp. Ltd.	539,313	2,191
*	Singapore Airlines Ltd.	505,036	1,914
	Singapore Technologies Engineering Ltd.	658,100	1,904
	Mapletree Logistics Trust	1,188,347	1,774
	Venture Corp. Ltd.	106,000	1,599
	Mapletree Commercial Trust	931,759	1,529
	Genting Singapore Ltd.	2,168,000	1,406
	Mapletree Industrial Trust	598,715	1,270
	Frasers Logistics & Commercial Trust	984,176	1,085
	UOL Group Ltd.	183,755	1,060
*	ComfortDelGro Corp. Ltd.	771,700	996
	Suntec REIT	868,500	995
	City Developments Ltd.	166,100	983
	Keppel DC REIT	442,612	894
	NetLink NBN Trust	1,078,000	785
	Singapore Press Holdings Ltd.	564,100	779
*	SATS Ltd.	242,700	738
	Frasers Centrepoint Trust	402,552	734
	Keppel REIT	694,188	646
	Mapletree North Asia Commercial Trust	786,800	645
	Jardine Cycle & Carriage Ltd.	34,888	607
	Keppel Infrastructure Trust	1,250,435	516
	Haw Par Corp. Ltd.	51,000	506
	Sembcorp Industries Ltd.	317,431	505
	Ascott Residence Trust	620,886	493
	Hutchison Port Holdings Trust Class U	1,973,600	492
	CapitaLand China Trust	446,468	462
	Parkway Life REIT	138,286	433
	Manulife U.S. REIT	562,754	427
	AIMS APAC REIT	396,100	417
	Golden Agri-Resources Ltd.	2,153,019	404
*	Sembcorp Marine Ltd.	2,533,537	399
	Ascendas India Trust	349,600	373
	Prime U.S. REIT	383,400	331
	Olam International Ltd.	248,000	324
	CDL Hospitality Trusts	315,888	296
	Raffles Medical Group Ltd.	343,000	296
	Singapore Post Ltd.	499,000	289
	Starhill Global REIT	647,200	274
	ARA LOGOS Logistics Trust	435,172	253
	Cromwell European REIT	421,600	241
*	Thomson Medical Group Ltd.	3,104,800	235

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	ESR-REIT	744,443	232
	Riverstone Holdings Ltd.	211,900	231
	Far East Hospitality Trust	472,400	223
	First Resources Ltd.	192,400	221
	AEM Holdings Ltd.	69,700	214
	Keppel Pacific Oak U.S. REIT	262,700	196
	Sheng Siong Group Ltd.	168,000	195
	OUE Commercial REIT	640,075	195
	Lendlease Global Commercial REIT	306,600	188
	Sabana Shari'ah Compliant Industrial REIT	589,600	186
	SIA Engineering Co. Ltd.	98,500	168
*	StarHub Ltd.	159,200	161
	Wing Tai Holdings Ltd.	102,400	148
	SPH REIT	175,700	117
	Frasers Hospitality Trust	277,100	115
	Lippo Malls Indonesia Retail Trust	2,006,940	104
*	COSCO Shipping International Singapore Co. Ltd.	379,700	94
[3]	Best World International Ltd.	90,400	88
	First REIT	263,736	51
	Bumitama Agri Ltd.	133,200	47
	Asian Pay Television Trust	497,000	42
*	Yoma Strategic Holdings Ltd.	310,430	35
	Silverlake Axis Ltd.	177,499	33
*,3	Eagle Hospitality Trust	242,300	33
	Frasers Property Ltd.	30,451	28
*,3	Noble Group Ltd.	192,460	12
*,1,3	Hyflux Ltd.	54,000	9
*,1,3	Ezra Holdings Ltd.	344,056	3
*,1	Ezion Holdings Ltd. Warrants Exp. 4/16/23	267,303	—
			95,531
South Africa (0.5%)
	Naspers Ltd. Class N	166,282	37,842
	FirstRand Ltd.	1,972,454	6,938
	Impala Platinum Holdings Ltd.	309,121	5,776
	Sibanye Stillwater Ltd.	1,127,592	5,246
*	MTN Group	740,094	4,682
	Standard Bank Group Ltd.	520,086	4,230
*	Sasol Ltd.	215,969	3,633
	Capitec Bank Holdings Ltd.	35,214	3,605
	Anglogold Ltd.	163,928	3,381
	Gold Fields Ltd.	353,691	3,319
[1]	Anglo American Platinum Ltd.	24,285	3,316
*	Bid Corp. Ltd.	136,807	2,696
	Sanlam Ltd.	656,460	2,534
*	Northam Platinum Ltd.	132,496	2,278
*	Absa Group Ltd.	269,640	2,274
	Vodacom Group Ltd.	230,124	1,995
	Shoprite Holdings Ltd.	199,196	1,985
	Clicks Group Ltd.	98,862	1,649
[1]	Remgro Ltd.	214,451	1,627
*	Aspen Pharmacare Holdings Ltd.	140,783	1,567
	Bidvest Group Ltd.	125,259	1,446
	Multichoice Group	163,707	1,409
	Discovery Ltd.	154,677	1,404
	Mr Price Group Ltd.	109,200	1,366
	Nedbank Group Ltd.	132,561	1,351
[1]	Growthpoint Properties Ltd.	1,347,441	1,349
	Old Mutual Ltd.	1,455,121	1,269
*	Woolworths Holdings Ltd.	330,823	1,122
	Reinet Investments SCA	55,639	1,070
*	Foschini Group Ltd.	133,350	1,058

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	NEPI Rockcastle plc	151,007	1,017
[1]	Exxaro Resources Ltd.	91,868	964
	Kumba Iron Ore Ltd.	19,869	900
	AVI Ltd.	181,259	885
	Harmony Gold Mining Co. Ltd.	195,651	882
	SPAR Group Ltd.	69,673	879
	Mondi plc	30,941	842
	Tiger Brands Ltd.	60,272	810
	African Rainbow Minerals Ltd.	37,465	699
*	Life Healthcare Group Holdings Ltd.	500,767	657
*	Sappi Ltd.	191,765	646
*	Netcare Ltd.	614,660	638
*	Redefine Properties Ltd.	2,117,381	631
	JSE Ltd.	75,212	608
	Rand Merchant Investment Holdings Ltd.	270,990	550
	Truworths International Ltd.	159,305	529
	Investec Ltd.	133,022	506
*,2	Pepkor Holdings Ltd.	445,588	495
	Pick n Pay Stores Ltd.	129,465	484
	Fortress REIT Ltd. Class A	432,641	441
*	Barloworld Ltd.	66,387	438
	Royal Bafokeng Platinum Ltd.	56,779	430
	Momentum Metropolitan Holdings	316,049	421
*	Transaction Capital Ltd.	185,257	419
	Resilient REIT Ltd.	120,171	415
	Coronation Fund Managers Ltd.	98,576	375
	Motus Holdings Ltd.	53,356	334
	Ninety One Ltd.	98,139	326
	AECI Ltd.	45,345	318
	Telkom SA SOC Ltd.	117,167	317
	Old Mutual Ltd. (XZIM)	353,694	308
	PSG Group Ltd.	54,533	282
	Equites Property Fund Ltd.	192,699	269
*	Santam Ltd.	14,925	264
	Advtech Ltd.	263,200	250
*,1	Steinhoff International Holdings NV	1,654,648	250
*	Super Group Ltd.	125,253	243
*,2	Dis-chem Pharmacies Ltd.	145,496	236
*	Omnia Holdings Ltd.	66,723	235
	Irongate Group	225,316	235
	Vukile Property Fund Ltd.	300,173	231
*	KAP Industrial Holdings Ltd.	772,227	216
*	Distell Group Holdings Ltd.	24,890	216
	Imperial Logistics Ltd.	64,353	210
	Hyprop Investments Ltd.	99,637	209
	Reunert Ltd.	59,789	201
	MAS Real Estate Inc.	167,179	199
	SA Corporate Real Estate Ltd.	1,346,692	197
	Bytes Technology Group plc	26,808	179
*	Liberty Holdings Ltd.	40,336	160
	Astral Foods Ltd.	15,486	148
*	Famous Brands Ltd.	36,851	147
*	Attacq Ltd.	287,506	145
	Investec Property Fund Ltd.	188,893	143
	Emira Property Fund Ltd.	204,487	140
	DRDGOLD Ltd.	138,281	137
*	EPP NV	168,559	137
	DataTec Ltd.	67,595	133
*	Blue Label Telecoms Ltd.	432,314	128
*	Massmart Holdings Ltd.	31,813	118
*	Tsogo Sun Gaming Ltd.	262,465	118

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Cashbuild Ltd.	5,189	110
*	Fortress REIT Ltd. Class B	440,214	102
	Raubex Group Ltd.	55,550	101
	Hudaco Industries Ltd.	11,423	87
*	Wilson Bayly Holmes-Ovcon Ltd.	11,799	87
	Zeder Investments Ltd.	396,625	86
*	Hosken Consolidated Investments Ltd.	19,068	82
*	Long4Life Ltd.	272,592	78
*,1	Brait plc	387,075	71
	Adcock Ingram Holdings Ltd.	22,253	66
*	Sun International Ltd.	57,248	60
	Allied Electronics Corp. Ltd. Class A	71,488	58
	Alexander Forbes Group Holdings Ltd.	171,753	45
*	Steinhoff International Holdings NV (XETR)	19,964	3
	Curro Holdings Ltd.	3,356	3
			138,396
South Korea (1.7%)
	Samsung Electronics Co. Ltd. GDR (Registered)	35,882	65,379
	Samsung Electronics Co. Ltd.	866,772	63,175
	Samsung Electronics Co. Ltd. Preference Shares	422,123	27,714
	SK Hynix Inc.	203,555	23,222
	NAVER Corp.	52,591	16,935
	LG Chem Ltd.	17,212	14,368
	Samsung SDI Co. Ltd.	20,663	12,061
	Kakao Corp.	104,342	10,625
*,1	Celltrion Inc.	41,571	9,896
	Hyundai Motor Co.	50,878	9,675
	POSCO	26,022	8,504
	Kia Corp.	101,263	7,024
	Shinhan Financial Group Co. Ltd.	176,336	6,337
	Hyundai Mobis Co. Ltd.	25,004	6,052
	LG Electronics Inc.	40,017	5,622
	KB Financial Group Inc.	108,494	5,341
	SK Innovation Co. Ltd.	21,045	5,090
	NCSoft Corp.	6,553	4,875
	Hana Financial Group Inc.	113,427	4,649
	LG Household & Health Care Ltd.	3,292	4,547
[3]	LG Corp.	36,266	4,102
	Samsung C&T Corp.	33,089	4,027
*	HMM Co. Ltd.	110,678	3,884
*,2	Samsung Biologics Co. Ltd.	5,154	3,704
	Samsung Electro-Mechanics Co. Ltd.	21,219	3,391
	KT&G Corp.	41,921	3,102
	SK Holdings Co. Ltd.	12,530	3,097
*	Celltrion Healthcare Co. Ltd.	28,342	2,849
	Amorepacific Corp.	10,641	2,579
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	17,483	2,400
	KB Financial Group Inc. ADR	44,662	2,185
	Korea Electric Power Corp.	101,201	2,148
	Samsung SDS Co. Ltd.	12,876	2,112
	Woori Financial Group Inc.	203,586	1,957
	Samsung Fire & Marine Insurance Co. Ltd.	10,980	1,951
	Samsung Life Insurance Co. Ltd.	26,035	1,907
	SK Telecom Co. Ltd.	6,894	1,878
	LG Chem Ltd. Preference Shares	4,576	1,825
	Hyundai Motor Co. Preference Shares (XKRS)	19,116	1,818
*	LG Display Co. Ltd.	80,159	1,741
*	Korean Air Lines Co. Ltd.	68,726	1,654
	Kumho Petrochemical Co. Ltd.	7,048	1,638
	Hanwha Solutions Corp.	39,566	1,624
	Korea Zinc Co. Ltd.	3,988	1,595

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Lotte Chemical Corp.	5,556	1,508
	Korea Investment Holdings Co. Ltd.	14,868	1,493
	Hyundai Steel Co.	28,647	1,424
	Hyundai Heavy Industries Holdings Co. Ltd.	21,658	1,367
	POSCO Chemical Co. Ltd.	10,274	1,366
	Hyundai Engineering & Construction Co. Ltd.	28,152	1,272
*	Samsung Heavy Industries Co. Ltd.	187,836	1,261
	Coway Co. Ltd.	20,683	1,239
	Hankook Tire & Technology Co. Ltd.	28,708	1,239
	Yuhan Corp.	21,319	1,229
	Huons Global Co. Ltd.	17,981	1,197
	Hyundai Glovis Co. Ltd.	6,942	1,194
	Hyundai Motor Co. Preference Shares	12,459	1,191
	S-Oil Corp.	15,014	1,166
	Mirae Asset Securities Co. Ltd.	124,006	1,111
	CJ CheilJedang Corp.	3,058	1,085
*	HLB Inc.	36,287	1,080
	E-MART Inc.	7,185	1,080
*	Samsung Engineering Co. Ltd.	69,484	1,078
	Samsung Securities Co. Ltd.	27,844	1,064
	Hotel Shilla Co. Ltd.	13,548	1,049
	Amorepacific Corp. Preference Shares	13,021	1,038
	LG Uplus Corp.	87,571	1,037
*	SK Biopharmaceuticals Co. Ltd.	10,396	1,014
*	Doosan Heavy Industries & Construction Co. Ltd.	76,062	948
	GS Engineering & Construction Corp.	23,655	936
	SKC Co. Ltd.	7,573	917
	Kangwon Land Inc.	40,256	912
	Industrial Bank of Korea	104,598	910
	SK Telecom Co. Ltd. ADR	30,122	905
*	Celltrion Pharm Inc.	7,542	897
	Seegene Inc.	10,580	888
	LG Innotek Co. Ltd.	4,939	886
	Hanon Systems	59,869	872
	Shin Poong Pharmaceutical Co. Ltd.	13,856	869
	Orion Corp.Republic of Korea	8,198	861
	Hanmi Pharm Co. Ltd.	2,713	822
	SK Chemicals Co. Ltd.	3,404	811
	LG Household & Health Care Ltd. Preference Shares	1,259	810
	Hyosung TNC Corp.	1,231	797
	Korea Aerospace Industries Ltd.	27,174	795
	Fila Holdings Corp.	19,401	793
*	OCI Co. Ltd.	6,924	771
	LG Electronics Inc. Preference Shares	11,659	771
	DB Insurance Co. Ltd.	17,158	754
[2]	Netmarble Corp.	6,365	738
*	Alteogen Inc.	10,107	731
	Shinsegae Inc.	2,676	730
*	DL E&C Co. Ltd.	6,049	719
	BNK Financial Group Inc.	103,600	714
	GS Holdings Corp.	18,512	714
	DB HiTek Co. Ltd.	14,391	711
	Hyundai Elevator Co. Ltd.	17,178	699
	Hansol Chemical Co. Ltd.	3,157	699
	AMOREPACIFIC Group	9,748	643
*	Genexine Inc.	7,018	639
	WONIK IPS Co. Ltd.	13,396	608
*	Mando Corp.	11,620	607
	NH Investment & Securities Co. Ltd.	52,609	606
	Koh Young Technology Inc.	24,035	599
	Hyundai Mipo Dockyard Co. Ltd.	7,746	595

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	18,080	594
*	Pearl Abyss Corp.	11,740	593
	Tesna Inc.	13,138	573
	Green Cross Corp.	1,884	572
*	Hanjin Kal Corp.	11,363	566
	L&F Co. Ltd.	6,824	553
*	KMW Co. Ltd.	10,548	543
	Douzone Bizon Co. Ltd.	7,122	538
	Sung Kwang Bend Co. Ltd.	55,814	531
	CS Wind Corp.	7,652	526
	SK Materials Co. Ltd.	1,729	521
	S-1 Corp.	7,048	516
	Soulbrain Co. Ltd.	1,621	515
	Hyundai Department Store Co. Ltd.	6,181	514
	Cheil Worldwide Inc.	25,636	505
	LEENO Industrial Inc.	3,432	500
	Pan Ocean Co. Ltd.	75,465	495
*	Hyundai Rotem Co. Ltd.	27,399	495
	Meritz Securities Co. Ltd.	113,662	493
	Lotte Shopping Co. Ltd.	4,432	493
	Com2uSCorp	3,651	482
	Meritz Fire & Marine Insurance Co. Ltd.	26,368	473
	Ecopro BM Co. Ltd.	2,910	471
	KIWOOM Securities Co. Ltd.	3,969	470
*	Daewoo Engineering & Construction Co. Ltd.	70,785	468
	Youngone Corp.	11,886	468
*	Doosan Infracore Co. Ltd.	48,176	467
*	Hyundai Bioscience Co. Ltd.	12,430	464
[3]	Ecopro Co. Ltd.	6,927	463
[3]	F&F Co. Ltd.	2,857	461
*	Cellivery Therapeutics Inc.	4,476	461
	KCC Corp.	1,634	458
*	CJ Logistics Corp.	2,974	457
	Hyundai Marine & Fire Insurance Co. Ltd.	20,905	456
	HDC Hyundai Development Co-Engineering & Construction Class E	17,841	447
*	Doosan Fuel Cell Co. Ltd.	10,909	440
	DGB Financial Group Inc.	55,160	439
	CJ ENM Co. Ltd.	3,394	438
	Dongkuk Steel Mill Co. Ltd.	20,267	434
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	3,070	433
	Iljin Materials Co. Ltd.	6,986	432
*	Kakao Games Corp.	8,768	425
*	Hyosung Advanced Materials Corp.	1,234	424
	CJ Corp.	4,832	414
	Hanwha Aerospace Co. Ltd.	11,996	414
	JW Holdings Corp.	94,424	407
*	Hugel Inc.	2,364	392
	LS Corp.	5,861	384
	Hite Jinro Co. Ltd.	12,118	379
	KEPCO Plant Service & Engineering Co. Ltd.	12,322	375
	Hanwha Corp.	13,523	373
	Hanssem Co. Ltd.	3,709	372
	Samsung Card Co. Ltd.	11,716	372
	GS Home Shopping Inc.	2,755	367
	Hyundai Wia Corp.	5,852	365
	Lotte Corp.	10,895	358
	Green Cross LabCell Corp.	3,813	355
	Doosan Bobcat Inc.	8,654	354
	GS Retail Co. Ltd.	10,907	350
	Green Cross Holdings Corp.	10,638	349
	Kolon Industries Inc.	6,451	349

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Chong Kun Dang Pharmaceutical Corp.	2,793	348
	NICE Information Service Co. Ltd.	17,427	342
	DL Holdings Co. Ltd.	4,031	342
	LOTTE Fine Chemical Co. Ltd.	5,575	339
	JB Financial Group Co. Ltd.	51,617	339
	IS Dongseo Co. Ltd.	5,641	338
	Ottogi Corp.	679	338
	Hanmi Science Co. Ltd.	5,402	335
	Hanwha Life Insurance Co. Ltd.	106,085	334
	Korea Petrochemical Ind Co. Ltd.	1,153	324
*	ST Pharm Co. Ltd.	3,130	320
	LOTTE REIT Co. Ltd.	64,933	316
	Dongsuh Cos. Inc.	11,153	314
	Osstem Implant Co. Ltd.	3,945	314
	JYP Entertainment Corp.	10,605	313
*	MedPacto Inc.	4,422	313
*	NHN Corp.	4,743	310
*	Vaxcell-Bio Therapeutics Co. Ltd.	3,812	309
*	Pharmicell Co. Ltd.	20,513	305
	Posco International Corp.	16,152	304
*	Helixmith Co. Ltd.	10,861	303
	Tokai Carbon Korea Co. Ltd.	1,729	303
	Kolmar Korea Co. Ltd.	5,995	300
	Mirae Asset Securities Co. Ltd. Preference Shares	68,360	300
	Korea Gas Corp.	9,521	298
	LS Electric Co. Ltd.	5,854	298
*	SCM Lifescience Co. Ltd.	9,223	298
*	Hanall Biopharma Co. Ltd.	14,377	297
	Eo Technics Co. Ltd.	2,799	294
*	HLB Life Science Co. Ltd.	30,224	294
	Seoul Semiconductor Co. Ltd.	17,246	290
	BGF retail Co. Ltd.	2,109	289
*	SFA Semicon Co. Ltd.	40,560	286
	Dongjin Semichem Co. Ltd.	10,365	285
	NongShim Co. Ltd.	1,103	282
	Samyang Holdings Corp.	2,219	279
	SSANGYONG C&E Co. Ltd.	39,905	278
*	LegoChem Biosciences Inc.	5,864	268
	SFA Engineering Corp.	7,090	266
	Silicon Works Co. Ltd.	3,094	265
	Hanmi Semiconductor Co. Ltd.	8,606	265
*	CosmoAM&T Co. Ltd.	11,149	264
*	Oscotec Inc.	7,991	263
	Bukwang Pharmaceutical Co. Ltd.	13,344	259
	Daishin Securities Co. Ltd.	14,831	258
	Korea United Pharm Inc.	5,473	257
	Hyosung Corp.	2,867	256
*	GeneOne Life Science Inc.	16,367	256
	Paradise Co. Ltd.	15,864	255
	Samsung SDI Co. Ltd. Preference Shares	626	252
*	Amicogen Inc.	8,149	250
	Daewoong Co. Ltd.	7,674	249
	Medytox Inc.	1,544	242
*	Mezzion Pharma Co. Ltd.	1,770	240
	Hyosung Chemical Corp.	663	240
	Sebang Global Battery Co. Ltd.	3,049	236
	SK Networks Co. Ltd.	49,736	236
*	iNtRON Biotechnology Inc.	11,424	235
	Chunbo Co. Ltd.	1,444	234
	TES Co. Ltd.	7,554	232
*	Hana Tour Service Inc.	3,906	231

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Korean Reinsurance Co.	28,052	231
	LG International Corp.	8,296	229
	Mcnex Co. Ltd.	5,314	228
	Sam Chun Dang Pharm Co. Ltd.	4,904	227
	Innocean Worldwide Inc.	4,216	227
	Zinus Inc.	3,009	225
*	Chabiotech Co. Ltd.	12,984	220
	Wemade Co. Ltd.	4,709	219
	Tongyang Inc.	175,206	218
*	Cosmax Inc.	2,006	218
	NEPES Corp.	6,078	217
*	Binex Co. Ltd.	8,291	215
*	Hyundai Construction Equipment Co. Ltd.	4,299	215
	Daewoong Pharmaceutical Co. Ltd.	1,793	214
	DongKook Pharmaceutical Co. Ltd.	8,385	213
	Park Systems Corp.	1,631	212
*	Enzychem Lifesciences Corp.	1,879	209
	Korea Electric Terminal Co. Ltd.	3,118	208
	Hanwha Systems Co. Ltd.	13,425	208
*	GemVax & Kael Co. Ltd.	11,309	207
	NHN KCP Corp.	4,503	206
	JR REIT XXVII	44,528	204
	Handsome Co. Ltd.	5,208	203
	SK Discovery Co. Ltd.	3,913	203
	Meritz Financial Group Inc.	12,474	200
	DoubleUGames Co. Ltd.	3,487	199
	Samwha Capacitor Co. Ltd.	3,429	198
	Solus Advanced Materials Co. Ltd.	4,399	198
	Daesang Corp.	8,390	195
*	Webzen Inc.	6,293	195
*	Yungjin Pharmaceutical Co. Ltd.	33,594	195
	Lotte Chilsung Beverage Co. Ltd.	1,540	194
*	CJ CGV Co. Ltd.	8,305	194
	Foosung Co. Ltd.	21,080	194
	LIG Nex1 Co. Ltd.	5,464	194
	Daou Technology Inc.	7,947	189
*	Studio Dragon Corp.	2,043	189
*,1,3	SillaJen Inc.	17,385	189
	Taekwang Industrial Co. Ltd.	199	186
	RFHIC Corp.	5,101	186
*	Asiana Airlines Inc.	13,793	185
	Poongsan Corp.	5,496	185
	LOTTE Himart Co. Ltd.	5,257	183
	KEPCO Engineering & Construction Co. Inc.	5,282	182
*	Eoflow Co. Ltd.	3,351	182
*	Kumho Tire Co. Inc.	50,020	181
	Partron Co. Ltd.	18,924	180
	Namyang Dairy Products Co. Ltd.	613	178
	Daeduck Electronics Co. Ltd.	13,041	178
*	KH Feelux Co. Ltd.	52,132	177
	AfreecaTV Co. Ltd.	2,207	177
	PI Advanced Materials Co. Ltd.	4,090	176
	Hankook & Co. Co. Ltd.	10,472	175
*	TY Holdings Co. Ltd.	7,169	174
*	Shinsung E&G Co. Ltd.	59,891	170
	SNT Motiv Co. Ltd.	3,039	167
	Binggrae Co. Ltd.	2,977	166
*	Duk San Neolux Co. Ltd.	4,300	166
	Hansae Co. Ltd.	7,440	162
	Hyundai Home Shopping Network Corp.	2,274	161
*	Ace Technologies Corp.	10,046	161

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	LG Hausys Ltd.	1,962	160
*	Lotte Tour Development Co. Ltd.	9,679	160
	Hanjin Transportation Co. Ltd.	4,503	159
*	Korea Line Corp.	50,218	159
	Ilyang Pharmaceutical Co. Ltd.	4,628	158
	BH Co. Ltd.	9,805	158
	iMarketKorea Inc.	14,356	157
	Huons Co. Ltd.	2,303	157
	Eugene Technology Co. Ltd.	3,601	154
*	Kuk-il Paper Manufacturing Co. Ltd.	26,987	153
*	Hyundai Electric & Energy System Co. Ltd.	7,710	152
	Yuanta Securities Korea Co. Ltd.	38,496	150
*	NKMax Co. Ltd.	10,750	150
	Hyundai Autoever Corp.	1,619	150
*	ABLBio Inc.	7,730	148
	Huchems Fine Chemical Corp.	7,579	147
	SK Securities Co. Ltd.	159,590	147
*	Medipost Co. Ltd.	4,816	147
	Hanwha Corp. Preference Shares	10,942	147
*	CMG Pharmaceutical Co. Ltd.	37,284	146
*	Hancom Inc.	8,867	146
	Korea Real Estate Investment & Trust Co. Ltd.	69,006	143
*	Hyosung Heavy Industries Corp.	2,279	143
	HDC Holdings Co. Ltd.	13,059	142
	JW Pharmaceutical Corp.	5,382	141
*	SM Entertainment Co. Ltd.	5,163	140
	Jeil Pharmaceutical Co. Ltd.	3,563	139
	GOLFZON Co. Ltd.	1,620	137
*	S-MAC Co. Ltd.	98,155	137
*	Coreana Cosmetics Co. Ltd.	32,294	136
	Hyundai Greenfood Co. Ltd.	15,539	136
	SL Corp.	6,678	136
*	Hanwha Investment & Securities Co. Ltd.	28,944	135
*	Sambu Engineering & Construction Co. Ltd.	54,342	134
	Young Poong Corp.	219	133
*	OliX Pharmaceuticals Inc.	3,549	133
	Eusu Holdings Co. Ltd.	17,557	132
	Shinsegae International Inc.	713	131
	Orion Holdings Corp.	8,252	130
	Posco ICT Co. Ltd.	20,195	130
	Korea Asset In Trust Co. Ltd.	31,050	129
	Jusung Engineering Co. Ltd.	10,459	125
*	Gamevil Inc.	3,293	125
	NICE Holdings Co. Ltd.	7,180	124
*	UniTest Inc.	6,076	124
*	KH Vatec Co. Ltd.	6,489	123
*	YG Entertainment Inc.	3,272	122
	S&S Tech Corp.	4,240	121
	Dong-A Socio Holdings Co. Ltd.	1,084	120
	Ahnlab Inc.	2,032	120
	Mirae Asset Life Insurance Co. Ltd.	33,189	120
*	Naturecell Co. Ltd.	13,593	119
	Seobu T&D	16,847	119
	Grand Korea Leisure Co. Ltd.	8,051	118
	Hankook Shell Oil Co. Ltd.	484	116
	Dawonsys Co. Ltd.	6,675	116
*	Aprogen pharmaceuticals Inc.	108,181	115
*	Hansol Technics Co. Ltd.	12,925	115
*	Hanwha General Insurance Co. Ltd.	26,925	115
	Dong-A ST Co. Ltd.	1,528	115
	Dentium Co. Ltd.	2,128	114

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Modetour Network Inc.	5,632	114
*	CrystalGenomics Inc.	15,375	114
*	AbClon Inc.	4,694	114
	i-SENS Inc.	4,404	112
	INTOPS Co. Ltd.	4,080	111
	Hanil Cement Co. Ltd.	830	111
	Dongwon F&B Co. Ltd.	596	109
*	Innox Advanced Materials Co. Ltd.	2,172	109
	Chongkundang Holdings Corp.	1,116	108
	Daea TI Co. Ltd.	21,668	107
	Aekyung Industrial Co. Ltd.	4,557	107
	Youngone Holdings Co. Ltd.	2,479	106
*	Wonik Holdings Co. Ltd.	17,538	105
*	Komipharm International Co. Ltd.	11,261	104
	HS Industries Co. Ltd.	14,294	104
*	Ananti Inc.	14,330	103
*	Samsung Pharmaceutical Co. Ltd.	20,527	103
*	G-treeBNT Co. Ltd.	8,690	103
	Kolmar Korea Holdings Co. Ltd.	3,886	102
	Dongwon Industries Co. Ltd.	415	101
	Hansol Paper Co. Ltd.	7,240	101
	Advanced Process Systems Corp.	3,991	101
	BGF Co. Ltd.	16,233	101
*	DIO Corp.	2,745	100
	L&C Bio Co. Ltd.	3,390	99
*	Vidente Co. Ltd.	9,421	98
*	Cafe24 Corp.	3,358	98
	OptoElectronics Solutions Co. Ltd.	2,511	98
	Youlchon Chemical Co. Ltd.	4,378	97
	Interpark Corp.	23,623	97
	Muhak Co. Ltd.	13,269	97
	ITM Semiconductor Co. Ltd.	2,429	97
	Cuckoo Homesys Co. Ltd.	2,535	96
*	Telcon RF Pharmaceutical Inc.	20,867	93
*	Eutilex Co. Ltd.	2,960	93
	KTB Investment & Securities Co. Ltd.	17,627	92
	Kwang Dong Pharmaceutical Co. Ltd.	11,125	89
	Doosan Co. Ltd.	1,562	89
*	Neowiz	4,212	89
	CJ CheilJedang Corp. Preference Shares	535	89
	Kolon Corp.	3,096	88
	Halla Holdings Corp.	2,411	88
	Taeyoung Engineering & Construction Co. Ltd.	7,437	87
*	Anterogen Co. Ltd.	1,829	87
	Tongyang Life Insurance Co. Ltd.	19,837	85
	Samchully Co. Ltd.	1,099	84
	Daishin Securities Co. Ltd. Preference Shares	5,657	83
	SNT Dynamics Co. Ltd.	11,365	83
	Songwon Industrial Co. Ltd.	4,340	82
	KCC Glass Corp.	1,536	82
	LF Corp.	4,969	81
	Sangsangin Co. Ltd.	12,992	79
	Vieworks Co. Ltd.	2,342	79
	Seah Besteel Corp.	3,350	78
	Maeil Dairies Co. Ltd.	1,169	78
	Daejoo Electronic Materials Co. Ltd.	1,725	78
	Sungwoo Hitech Co. Ltd.	15,099	77
*	Insun ENT Co. Ltd.	6,166	76
	Toptec Co. Ltd.	6,950	76
	Harim Holdings Co. Ltd.	8,995	76
	KUMHOE&C Co. Ltd.	8,282	75

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Nexen Tire Corp.	9,585	75
	KISCO Corp.	7,103	75
	KISWIRE Ltd.	3,035	74
	KC Tech Co. Ltd.	2,755	74
	Namhae Chemical Corp.	8,782	73
	Dae Han Flour Mills Co. Ltd.	505	73
	Eugene Investment & Securities Co. Ltd.	17,472	73
	NS Shopping Co. Ltd.	6,400	72
*	Lock&Lock Co. Ltd.	5,144	71
*	Namsun Aluminum Co. Ltd.	20,329	71
*	Inscobee Inc.	25,963	70
	SIMMTECH Co. Ltd.	3,438	70
	Hyundai Bioland Co. Ltd.	3,402	69
*	Seojin System Co. Ltd.	1,707	67
	Cuckoo Holdings Co. Ltd.	506	64
	Hansol Holdings Co. Ltd.	15,649	63
	AK Holdings Inc.	2,228	62
	Soulbrain Holdings Co. Ltd.	1,658	62
*	Taihan Electric Wire Co. Ltd.	58,282	60
	LG HelloVision Co. Ltd.	12,615	60
*	STCUBE	7,603	59
*	Lutronic Corp.	5,622	59
	ICD Co. Ltd.	4,187	59
	ENF Technology Co. Ltd.	1,689	59
	SK Gas Ltd.	627	57
	Byucksan Corp.	14,569	57
	Lotte Food Co. Ltd.	162	57
	Samyang Corp.	1,042	55
	DB Financial Investment Co. Ltd.	8,526	54
*	Dongsung Pharmaceutical Co. Ltd.	5,053	53
	KC Co. Ltd.	2,009	52
	TK Corp.	5,206	51
	Sam Young Electronics Co. Ltd.	4,528	50
*	Able C&C Co. Ltd.	7,592	50
	Daeduck Co. Ltd.	7,545	49
	Woongjin Thinkbig Co. Ltd.	13,570	49
*	Peptron Inc.	3,982	49
	Green Cross Cell Corp.	1,282	48
	SPC Samlip Co. Ltd.	758	48
*	CUROCOM Co. Ltd.	39,320	46
	CJ Freshway Corp.	2,037	44
	Daekyo Co. Ltd.	11,162	44
	POSCO ADR	528	43
	Lotte Confectionery Co. Ltd.	340	41
	InBody Co. Ltd.	2,162	40
	Humedix Co. Ltd.	1,152	40
	E1 Corp.	906	37
*	Interflex Co. Ltd.	3,142	34
*	Solid Inc.	5,112	34
*	SBS Media Holdings Co. Ltd.	14,389	33
	Cell Biotech Co. Ltd.	1,908	32
	Kyobo Securities Co. Ltd.	4,032	30
	Sindoh Co. Ltd.	1,039	30
	Hanil Holdings Co. Ltd.	2,130	26
	Dae Hwa Pharmaceutical Co. Ltd.	2,420	26
	KT Skylife Co. Ltd.	3,297	26
	Hyundai Livart Furniture Co. Ltd.	1,541	25
*	Homecast Co. Ltd.	8,376	23
	Hyundai Corp.	941	18
*,3	Yuyang DNU Co. Ltd.	14,731	16
	Korea Line Rights Exp. 6/9/21	12,757	12

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Hanwha Systems Co. Ltd. Rights Exp. 6/4/21	7,803	11
*,3	APAM Corp.	5,457	10
*,3	Cnk International Co. Ltd.	78	—
			502,116
Spain (0.6%)
	Iberdrola SA (XMAD)	2,318,345	31,330
	Banco Santander SA	6,590,761	25,424
	Banco Bilbao Vizcaya Argentaria SA	2,626,182	14,705
[1]	Industria de Diseno Textil SA	412,860	14,690
*	Amadeus IT Group SA	168,282	11,460
[2]	Cellnex Telecom SA	189,591	10,724
	Telefonica SA	1,906,072	8,833
	Repsol SA	546,708	6,526
	CaixaBank SA	1,785,996	5,713
*	Ferrovial SA	191,618	5,440
*,2	Aena SME SA	28,379	4,932
	Grifols SA	138,345	3,747
	Endesa SA	125,493	3,301
	Siemens Gamesa Renewable Energy SA	91,210	3,294
	Red Electrica Corp. SA	169,691	3,115
	Naturgy Energy Group SA	118,928	3,055
	ACS Actividades de Construccion y Servicios SA	89,821	2,926
	Enagas SA	97,221	2,117
	Acciona SA	9,178	1,596
	Bankinter SA	284,153	1,554
	Banco de Sabadell SA	2,163,148	1,370
	Merlin Properties Socimi SA	121,571	1,344
	Fluidra SA	36,435	1,265
	Inmobiliaria Colonial Socimi SA	121,001	1,227
	Viscofan SA	14,560	995
	Acerinox SA	61,216	849
	Mapfre SA	375,765	807
	Grupo Catalana Occidente SA	19,046	797
*	Almirall SA	40,543	636
	Ebro Foods SA	28,572	584
	Applus Services SA	55,185	584
	Pharma Mar SA	4,999	571
*	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	284,153	557
	CIE Automotive SA	19,980	556
	Cia de Distribucion Integral Logista Holdings SA	25,478	530
	Banco Santander SA ADR	137,759	525
[2]	Euskaltel SA	36,284	483
	Faes Farma SA	109,984	458
*	Indra Sistemas SA	42,840	446
*	Solaria Energia y Medio Ambiente SA	21,116	433
	Zardoya Otis SA	66,393	421
*	Laboratorios Farmaceuticos Rovi SA	7,063	409
	Sacyr SA	133,626	370
[2]	Neinor Homes SA	26,333	348
	Construcciones y Auxiliar de Ferrocarriles SA	7,051	339
	Mediaset Espana Comunicacion SA	52,714	336
*	Melia Hotels International SA	37,871	309
	Prosegur Cia de Seguridad SA	98,413	306
[2]	Unicaja Banco SA	284,134	280
*,2	Gestamp Automocion SA	52,799	273
[2]	Global Dominion Access SA	47,418	234
	Ence Energia y Celulosa SA	44,717	196
*,2	Aedas Homes SA	6,664	172
	Liberbank SA	481,493	170
*	Atresmedia Corp. de Medios de Comunicacion SA	33,387	161
*	Tecnicas Reunidas SA	10,072	150

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Promotora de Informaciones SA Class A	127,116	141
	Lar Espana Real Estate Socimi SA	21,012	135
*,2	Metrovacesa SA	14,260	131
[2]	Prosegur Cash SA	110,532	100
*	Distribuidora Internacional de Alimentacion SA	673,600	66
	Grifols SA Preference Shares	3,613	64
	NH Hotel Group SA	7,070	34
*,3	Let S Gowex SA	3,921	—
			184,644
Sweden (1.1%)
	Telefonaktiebolaget LM Ericsson Class B	1,178,209	16,182
	Investor AB Class B	171,479	14,556
[1]	Atlas Copco AB Class A	235,572	14,285
	Volvo AB Class B	563,567	13,763
[2]	Evolution Gaming Group AB	63,636	12,562
[1]	Sandvik AB	424,253	10,492
	Assa Abloy AB Class B	363,065	10,351
	Hexagon AB Class B Class B	104,991	10,029
*	H&M Hennes & Mauritz AB Class B	347,710	8,556
	Atlas Copco AB Class B	160,158	8,310
	Essity AB Class B	244,386	7,976
	Skandinaviska Enskilda Banken AB Class A	572,134	7,331
	Swedbank AB Class A	396,678	6,964
	Svenska Handelsbanken AB Class A	580,170	6,719
	Epiroc AB Class A	259,787	5,621
*	Kinnevik AB Class B	96,764	5,341
	Swedish Match AB	63,248	5,178
[1]	Boliden AB	125,642	4,887
	Investor AB Class A	53,010	4,502
	Telia Co. AB	1,065,231	4,414
	Nibe Industrier AB Class B	117,606	4,295
	SKF AB Class B	157,683	4,074
[1]	Alfa Laval AB	120,544	4,071
	Skanska AB Class B	142,122	3,849
	Svenska Cellulosa AB SCA Class B	218,322	3,823
	Industrivarden AB Class A	94,791	3,635
	Indutrade AB	126,526	3,304
	Getinge AB Class B	89,788	3,037
	Electrolux AB Class B	100,180	2,810
	Volvo AB Class A	108,477	2,730
*,2	Sinch AB	17,458	2,726
	Epiroc AB Class B	138,191	2,706
	EQT AB	79,322	2,673
[1]	Tele2 AB Class B	203,926	2,634
	Trelleborg AB Class B	98,396	2,560
	Castellum AB	99,135	2,414
	Lundin Energy AB	70,074	2,235
	Securitas AB Class B	128,038	2,180
*	Fastighets AB Balder Class B	37,844	2,180
[2]	Thule Group AB	45,877	2,081
	Husqvarna AB Class B	146,122	2,035
	Industrivarden AB Class C	51,904	1,872
	Lifco AB Class B	16,909	1,811
	Elekta AB Class B	131,730	1,762
	Sagax AB Class B	65,109	1,720
[2]	Dometic Group AB	108,407	1,706
	Holmen AB Class B	35,370	1,669
	Investment AB Latour Class B	53,982	1,649
	Avanza Bank Holding AB	45,533	1,634
*	SSAB AB Class B	314,620	1,569
	L E Lundbergforetagen AB Class B	26,161	1,494

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	BillerudKorsnas AB	72,611	1,483
	Hexpol AB	120,312	1,475
	Fabege AB	97,918	1,460
[1]	Samhallsbyggnadsbolaget i Norden AB	376,410	1,432
	AAK AB	62,394	1,429
*	Beijer Ref AB	91,716	1,422
	Sweco AB Class B	79,861	1,420
	ICA Gruppen AB	29,185	1,345
[2]	Bravida Holding AB	87,121	1,293
	AddTech AB Class B	72,504	1,264
	AF Poyry AB	36,250	1,186
	Peab AB Class B	81,007	1,169
*	Nordic Entertainment Group AB Class B	24,917	1,156
*	Swedish Orphan Biovitrum AB	63,974	1,086
	Saab AB Class B	34,166	1,011
	Axfood AB	39,318	984
[1]	Wihlborgs Fastigheter AB	47,985	981
	Loomis AB Class B	28,386	930
	JM AB	24,775	918
	Wallenstam AB Class B	57,901	895
	Intrum AB	25,786	887
	Bure Equity AB	18,758	856
	Arjo AB Class B	86,418	852
	Vitrolife AB	22,424	840
	Lindab International AB	40,918	833
[1]	Svenska Cellulosa AB SCA Class A	43,397	783
	NCC AB Class B	40,700	767
	Kungsleden AB	65,640	763
	Nyfosa AB	62,423	751
	Instalco AB	17,658	748
	Mycronic AB	25,020	739
*	Sectra AB Class B	9,925	708
	Mips AB	8,322	673
*	SSAB AB Class A	118,306	640
	Nolato AB Class B	6,467	639
	Medicover AB Class B	21,610	618
	Hufvudstaden AB Class A	37,568	599
*,2	Boozt AB	25,213	586
*	Pandox AB Class B	33,515	585
*	BHG Group AB	29,885	574
*,1	Modern Times Group MTG AB Class B	34,962	533
	Granges AB	39,279	526
	Bilia AB Class A	29,824	520
*	Electrolux Professional AB Class B	79,280	502
	Biotage AB	22,831	493
*	CELLINK AB Class B	8,502	488
[1]	Troax Group AB	12,645	459
	Klovern AB Class B	232,893	451
	Ratos AB Class B	70,826	417
*	Clas Ohlson AB Class B	38,828	414
*,2	Munters Group AB	41,835	409
	Catena AB	8,409	406
	Vitec Software Group AB Class B	8,415	397
*	Betsson AB	43,587	396
	Sagax AB Class D	101,297	393
	Atrium Ljungberg AB Class B	18,027	378
*	VNV Global AB	28,210	348
	Nobia AB	38,056	331
	Concentric AB	14,685	330
	Skandinaviska Enskilda Banken AB Class C	25,726	328
*,1	Hansa Biopharma AB	15,806	313

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	SAS AB	1,248,427	289
	Bonava AB Class B	24,050	285
	Dios Fastigheter AB	29,484	281
	INVISIO AB	12,327	276
	Telefonaktiebolaget LM Ericsson Class A	19,844	271
*,1,2	Oncopeptides AB	17,118	265
*,1,2	Scandic Hotels Group AB	58,544	264
	Cloetta AB Class B	80,284	251
[2]	Resurs Holding AB	47,568	246
	Platzer Fastigheter Holding AB Class B	18,691	244
	Kinnevik AB Class A	3,526	237
	BONAVA AB	20,064	236
*	Mekonomen AB	13,668	235
*	SkiStar AB	15,371	233
*,2	Attendo AB	38,500	224
	Svenska Handelsbanken AB Class B	18,027	220
	Adapteo Oyj	16,699	210
	Investment AB Oresund	10,840	195
	Samhallsbyggnadsbolaget i Norden AB Class D	54,795	195
	Husqvarna AB Class A	13,494	190
*	Camurus AB	7,385	186
	Klovern AB Preference Shares	4,687	177
*	Karo Pharma AB	26,746	168
*	Collector AB	39,722	147
*	Annehem Fastigheter AB Class B	13,685	48
	NCC AB Class A	1,486	28
*,3	Ow Bunker A/S	3,210	—
			310,170
Switzerland (2.2%)
	Nestle SA (Registered)	1,096,031	130,790
	Roche Holding AG	266,272	86,846
	Novartis AG (Registered)	832,789	71,067
	Zurich Insurance Group AG	57,843	23,731
	ABB Ltd. (Registered)	662,822	21,530
	Cie Financiere Richemont SA (Registered) Class A	201,611	20,691
	UBS Group AG (Registered)	1,310,503	20,012
	Lonza Group AG (Registered)	29,187	18,555
	Sika AG (Registered)	54,598	16,306
	Givaudan SA (Registered)	3,632	15,219
	Alcon Inc.	184,416	13,852
	Partners Group Holding AG	8,945	12,742
*	LafargeHolcim Ltd. (Registered) (XSWX)	166,347	10,265
	Swiss Re AG	109,946	10,207
	Credit Suisse Group AG (Registered)	960,143	10,062
	Geberit AG (Registered)	13,929	9,165
	SGS SA (Registered)	2,357	6,974
	Logitech International SA (Registered)	59,684	6,643
	Sonova Holding AG (Registered)	21,255	6,294
	Swiss Life Holding AG (Registered)	12,841	6,257
	Roche Holding AG (Bearer)	17,867	6,212
	Kuehne + Nagel International AG (Registered)	19,799	5,920
	Straumann Holding AG (Registered)	3,973	5,678
	Julius Baer Group Ltd.	87,885	5,531
	Swisscom AG (Registered)	9,608	5,217
	Schindler Holding AG Ptg. Ctf.	16,469	4,686
	Adecco Group AG (Registered)	63,761	4,322
	Swatch Group AG (Bearer)	13,194	4,044
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	416	3,861
	Chocoladefabriken Lindt & Spruengli AG (Registered)	37	3,658
	Temenos AG (Registered)	23,626	3,473
	SIG Combibloc Group AG	126,620	3,104

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Barry Callebaut AG (Registered)	1,405	3,102
	Baloise Holding AG (Registered)	17,925	3,031
	Vifor Pharma AG	20,955	3,020
[2]	VAT Group AG	10,337	2,952
	Swiss Prime Site AG (Registered)	30,083	2,928
	Georg Fischer AG (Registered)	2,020	2,832
	EMS-Chemie Holding AG (Registered)	2,734	2,553
	Tecan Group AG (Registered)	4,836	2,356
	Clariant AG (Registered)	105,456	2,209
	PSP Swiss Property AG (Registered)	17,462	2,155
*	LafargeHolcim Ltd. (Registered)	34,256	2,113
	Schindler Holding AG (Registered)	7,014	1,952
	ams AG	102,992	1,786
	Helvetia Holding AG (Registered)	14,536	1,748
	Cembra Money Bank AG	14,585	1,586
[2]	Galenica AG	20,550	1,391
	Belimo Holding AG (Registered)	3,480	1,389
*	Dufry AG (Registered)	20,647	1,359
*	Siegfried Holding AG (Registered)	1,412	1,299
	Flughafen Zurich AG (Registered)	6,963	1,252
	Valiant Holding AG (Registered)	11,041	1,224
	Bucher Industries AG (Registered)	2,327	1,221
*	Idorsia Ltd.	46,838	1,214
	DKSH Holding AG	13,455	1,083
[1]	Stadler Rail AG	21,125	1,058
	OC Oerlikon Corp. AG (Registered)	86,275	1,009
	Banque Cantonale Vaudoise (Registered)	9,850	1,004
	Bachem Holding AG (Registered) Class B	1,971	1,001
	Allreal Holding AG (Registered)	4,939	1,000
	Mobimo Holding AG (Registered)	3,092	983
*	Zur Rose Group AG	2,825	940
*	Softwareone Holding AG	36,156	937
	Schweiter Technologies AG (Bearer)	564	915
	Daetwyler Holding AG (Bearer)	2,790	905
	SFS Group AG	6,565	846
	Bystronic AG	669	818
	Vontobel Holding AG (Registered)	10,201	768
	Inficon Holding AG (Registered)	697	746
	BKW AG	6,556	734
	dormakaba Holding AG	1,094	719
	Sulzer AG (Registered)	6,254	712
	Swatch Group AG (Registered)	11,868	712
	Emmi AG (Registered)	682	708
	Interroll Holding AG (Registered)	207	707
	Comet Holding AG (Registered)	2,738	702
	Forbo Holding AG (Registered)	345	661
	Landis+Gyr Group AG	9,166	635
*,1	COSMO Pharmaceuticals NV	6,371	614
	Huber + Suhner AG (Registered)	6,225	500
	Komax Holding AG (Registered)	1,979	475
	Swissquote Group Holding SA (Registered)	3,158	474
	St. Galler Kantonalbank AG (Registered)	974	456
	VZ Holding AG	5,300	456
	Kardex Holding AG (Registered)	2,204	455
	Valora Holding AG (Registered)	2,104	441
	Burckhardt Compression Holding AG	1,205	433
	LEM Holding SA (Registered)	187	350
*	Aryzta AG	305,283	344
	ALSO Holding AG (Registered)	1,028	311
	Zehnder Group AG	3,781	305
	Arbonia AG	15,299	265

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Vetropack Holding AG (Registered)	4,376	265
*,2	Medacta Group SA	2,055	263
	Ascom Holding AG (Registered)	16,022	251
	Intershop Holding AG	367	246
	Bell Food Group AG (Registered)	785	245
	EFG International AG	26,628	233
	Ypsomed Holding AG (Registered)	1,264	203
	Bobst Group SA (Registered)	2,817	187
	Autoneum Holding AG	940	182
	Rieter Holding AG (Registered)	1,063	164
	Bossard Holding AG (Registered) Class A	682	164
	Leonteq AG	3,057	155
*,1	Basilea Pharmaceutica AG (Registered)	3,005	149
*	u-blox Holding AG	2,049	140
	Implenia AG (Registered)	4,586	134
	GAM Holding AG	44,025	114
	Hiag Immobilien Holding AG	865	100
	VP Bank AG (Registered)	742	93
	Berner Kantonalbank AG (Registered)	350	82
	APG SGA SA	321	77
*,3	Credit Suisse Group AG Rights Exp. 5/6/21	960,143	—
			649,215
Taiwan (2.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	6,549,141	137,922
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	583,633	68,133
*	MediaTek Inc.	577,670	24,217
*	Hon Hai Precision Industry Co. Ltd.	4,710,520	19,365
*	Delta Electronics Inc.	854,311	9,152
*	United Microelectronics Corp.	4,141,780	8,261
*	Formosa Plastics Corp.	1,974,873	7,466
*	Nan Ya Plastics Corp.	2,266,423	7,122
*	China Steel Corp.	4,797,390	6,714
*	Fubon Financial Holding Co. Ltd.	2,818,880	6,459
*	Chinatrust Financial Holding Co. Ltd.	7,339,715	5,973
*	Cathay Financial Holding Co. Ltd.	3,159,895	5,899
*	ASE Technology Holding Co. Ltd.	1,326,636	5,544
*	Uni-President Enterprises Corp.	1,872,992	5,017
*	Mega Financial Holding Co. Ltd.	4,248,769	4,959
*	Novatek Microelectronics Corp.	220,025	4,854
*	Yuanta Financial Holding Co. Ltd.	5,038,015	4,673
*	Largan Precision Co. Ltd.	41,020	4,538
*	E.Sun Financial Holding Co. Ltd.	4,591,370	4,425
*	Formosa Chemicals & Fibre Corp.	1,317,259	4,271
	Chunghwa Telecom Co. Ltd. ADR	97,033	3,964
*	Asustek Computer Inc.	291,169	3,900
*	Quanta Computer Inc.	1,108,450	3,880
*	Innolux Corp.	3,601,885	3,845
*	Chailease Holding Co. Ltd.	515,553	3,715
*	Taiwan Cement Corp.	1,994,921	3,713
*	Yageo Corp.	191,473	3,688
*	Realtek Semiconductor Corp.	189,420	3,573
*	First Financial Holding Co. Ltd.	3,917,690	3,204
*	Taiwan Cooperative Financial Holding Co. Ltd.	3,601,782	2,754
*	Evergreen Marine Corp. Taiwan Ltd.	958,956	2,698
	Globalwafers Co. Ltd.	87,000	2,666
*	Hotai Motor Co. Ltd.	122,000	2,625
*	China Development Financial Holding Corp.	5,564,580	2,592
*	Hua Nan Financial Holdings Co. Ltd.	3,585,726	2,436
	Lite-On Technology Corp.	1,053,988	2,389
*	Airtac International Group	56,884	2,374
*	Silergy Corp.	23,000	2,364

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Accton Technology Corp.	202,000	2,287
	Taiwan Mobile Co. Ltd.	629,800	2,253
*	AU Optronics Corp. ADR	191,821	2,231
*	Catcher Technology Co. Ltd.	302,310	2,133
*	President Chain Store Corp.	219,137	2,118
	Pegatron Corp.	803,954	2,105
*	Advantech Co. Ltd.	165,674	2,096
*	Taishin Financial Holding Co. Ltd.	4,039,200	2,036
*	Shanghai Commercial & Savings Bank Ltd.	1,280,000	1,984
*	Win Semiconductors Corp.	150,151	1,959
*	Formosa Petrochemical Corp.	530,140	1,959
*	Unimicron Technology Corp.	479,000	1,956
*	Sinopac Holdings Co.	3,889,756	1,846
*	Chunghwa Telecom Co. Ltd.	439,000	1,790
*	AU Optronics Corp.	1,527,000	1,788
*	Shin Kong Financial Holdings Co. Ltd.	4,864,875	1,753
*	Far Eastern New Century Corp.	1,453,279	1,724
*	Micro-Star International Co. Ltd.	263,000	1,723
*	Asia Cement Corp.	931,264	1,657
	Compal Electronics Inc.	1,846,323	1,646
*	Chang Hwa Bank	2,561,731	1,638
	Walsin Technology Corp.	183,968	1,580
*	Hiwin Technologies Corp.	102,712	1,550
*	Wistron Corp.	1,277,152	1,487
*	Eclat Textile Co. Ltd.	75,166	1,439
*	Vanguard International Semiconductor Corp.	335,000	1,417
*	Giant Manufacturing Co. Ltd.	110,881	1,408
*	Inventec Corp.	1,450,554	1,407
*	Yang Ming Marine Transport Corp.	495,030	1,398
	Sino-American Silicon Products Inc.	198,000	1,377
*	Far EasTone Telecommunications Co. Ltd.	585,000	1,362
*	Winbond Electronics Corp.	1,075,726	1,359
*	Acer Inc.	1,094,551	1,338
*	Powertech Technology Inc.	328,000	1,300
*	Pou Chen Corp.	1,016,524	1,291
	Parade Technologies Ltd.	26,000	1,275
*	Walsin Lihwa Corp.	1,170,000	1,273
*	Cheng Shin Rubber Industry Co. Ltd.	657,379	1,268
*	Feng TAY Enterprise Co. Ltd.	166,509	1,232
*	Phison Electronics Corp.	56,000	1,199
*	Foxconn Technology Co. Ltd.	472,514	1,161
*	Macronix International Co. Ltd.	678,903	1,102
*	Synnex Technology International Corp.	554,498	1,101
*	Merida Industry Co. Ltd.	92,400	1,099
	Tripod Technology Corp.	220,000	1,093
	Qisda Corp.	810,000	1,051
*	WPG Holdings Ltd.	571,440	1,051
*	Wiwynn Corp.	32,000	1,041
*	Gigabyte Technology Co. Ltd.	233,000	1,019
*	Chroma ATE Inc.	146,000	1,009
*	Nanya Technology Corp.	306,324	992
*	eMemory Technology Inc.	27,000	984
*	Elite Material Co. Ltd.	146,000	922
	Chicony Electronics Co. Ltd.	302,231	910
*	Taiwan High Speed Rail Corp.	809,000	909
*	Zhen Ding Technology Holding Ltd.	238,700	901
*	ASPEED Technology Inc.	12,000	896
*	Oneness Biotech Co. Ltd.	106,000	888
*	Simplo Technology Co. Ltd.	66,640	887
*	Elan Microelectronics Corp.	116,400	883
	Voltronic Power Technology Corp.	19,322	878

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Wan Hai Lines Ltd.	258,000	872
	United Microelectronics Corp. ADR	87,418	867
*	TA Chen Stainless Pipe	503,396	859
*	China Life Insurance Co. Ltd.	901,570	854
	Nan Ya Printed Circuit Board Corp.	75,000	849
*	E Ink Holdings Inc.	349,000	824
*	HannStar Display Corp.	775,265	805
*	Taiwan Fertilizer Co. Ltd.	366,000	797
*	Radiant Opto-Electronics Corp.	171,314	785
*	Taiwan Glass Industry Corp.	636,842	769
*	Ruentex Development Co. Ltd.	404,688	767
*	Teco Electric and Machinery Co. Ltd.	612,000	762
*	Nien Made Enterprise Co. Ltd.	47,000	758
*	Sinbon Electronics Co. Ltd.	81,499	755
*	China Airlines Ltd.	935,000	709
*	King Yuan Electronics Co. Ltd.	394,000	695
	Makalot Industrial Co. Ltd.	76,985	675
*	HTC Corp.	445,491	660
*	YFY Inc.	480,000	652
*	IBF Financial Holdings Co. Ltd.	1,028,526	651
*	Compeq Manufacturing Co. Ltd.	420,000	650
*	Taiwan Business Bank	1,773,305	646
*	ITEQ Corp.	122,525	643
*	China Petrochemical Development Corp.	1,133,567	643
	Nantex Industry Co. Ltd.	128,000	627
	Chipbond Technology Corp.	227,000	626
*	Eternal Materials Co. Ltd.	380,919	623
*	Highwealth Construction Corp.	373,394	604
*	Fitipower Integrated Technology Inc.	51,000	593
*	AP Memory Technology Corp.	21,350	589
*	momo.com Inc.	16,000	585
*	Genius Electronic Optical Co. Ltd.	29,911	585
*	ASMedia Technology Inc.	14,000	582
*	Medigen Vaccine Biologics Corp.	57,591	582
*	Tung Ho Steel Enterprise Corp.	273,000	578
*	Poya International Co. Ltd.	26,450	576
*	Cheng Loong Corp.	356,000	569
*	Elite Semiconductor Microelectronics Technology Inc.	96,000	569
*	ENNOSTAR Inc.	196,897	567
*	Fusheng Precision Co. Ltd.	68,000	562
	Mitac Holdings Corp.	511,589	557
*	Eva Airways Corp.	803,817	541
*	Transcend Information Inc.	187,000	538
	Lien Hwa Industrial Holdings Corp.	304,685	536
*	International Games System Co. Ltd.	19,000	524
*	King's Town Bank Co. Ltd.	334,000	516
	FocalTech Systems Co. Ltd.	72,655	508
*	Taichung Commercial Bank Co. Ltd.	1,180,783	505
*	King Slide Works Co. Ltd.	39,000	502
*	Shinkong Synthetic Fibers Corp.	567,000	490
*	Global Unichip Corp.	34,000	484
*	Chung Hung Steel Corp.	316,000	479
*	Taiwan Surface Mounting Technology Corp.	115,250	477
*	Great Wall Enterprise Co. Ltd.	221,501	474
	Goldsun Building Materials Co. Ltd.	462,137	470
*	Sitronix Technology Corp.	42,000	468
*	USI Corp.	316,645	468
*	Ruentex Industries Ltd.	151,960	462
*	Capital Securities Corp.	667,220	460
*	FLEXium Interconnect Inc.	106,154	450
*	Lotes Co. Ltd.	23,198	448

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Clevo Co.	383,628	446
*	Wisdom Marine Lines Co. Ltd.	176,196	446
*	TXC Corp.	98,000	445
*	U-Ming Marine Transport Corp.	174,000	438
*	United Integrated Services Co. Ltd.	50,200	437
	Tong Hsing Electronic Industries Ltd.	62,130	426
*	Formosa Taffeta Co. Ltd.	352,000	416
	Nan Kang Rubber Tire Co. Ltd.	268,493	416
*	CTCI Corp.	293,000	414
*	Yieh Phui Enterprise Co. Ltd.	523,136	406
*	Primax Electronics Ltd.	184,000	398
	Getac Technology Corp.	192,000	395
*	ADATA Technology Co. Ltd.	92,190	395
*	Bizlink Holding Inc.	42,616	394
*	RichWave Technology Corp.	20,000	385
*	Darfon Electronics Corp.	206,000	376
*	ChipMOS Technologies Inc.	221,682	375
*	United Renewable Energy Co. Ltd.	733,596	375
	UPC Technology Corp.	344,265	372
*	Asia Vital Components Co. Ltd.	145,000	367
	Aten International Co. Ltd.	116,000	367
*	Infortrend Technology Inc.	447,000	364
*	Coretronic Corp.	165,400	363
*	Far Eastern International Bank	908,955	362
	Taiwan Union Technology Corp.	86,000	362
*	Far Eastern Department Stores Ltd.	405,115	362
*	Kinsus Interconnect Technology Corp.	96,000	360
*	Kenda Rubber Industrial Co. Ltd.	217,000	355
*	Innodisk Corp.	55,340	354
*	Longchen Paper & Packaging Co. Ltd.	338,689	353
	Yulon Motor Co. Ltd.	217,430	353
*	International CSRC Investment Holdings Co.	323,447	351
*	Tainan Spinning Co. Ltd.	345,543	350
*	Taiflex Scientific Co. Ltd.	168,800	349
*	President Securities Corp.	321,799	344
*	Standard Foods Taiwan Ltd.	168,400	342
*	CMC Magnetics Corp.	787,080	342
*	Advanced Ceramic X Corp.	18,000	342
*	Ta Ya Electric Wire & Cable	273,280	336
*	Taiwan Secom Co. Ltd.	97,675	333
*	Alchip Technologies Ltd.	18,882	333
*	Topco Scientific Co. Ltd.	67,047	327
*	Wafer Works Corp.	156,436	322
*	Merry Electronics Co. Ltd.	70,798	319
*	Gold Circuit Electronics Ltd.	159,000	310
*	Grand Pacific Petrochemical	257,000	307
*	Ardentec Corp.	181,903	306
*	Everlight Electronics Co. Ltd.	185,000	306
*	Microbio Co. Ltd.	132,000	305
*	Sunny Friend Environmental Technology Co. Ltd.	37,000	304
*	TCI Co. Ltd.	35,022	302
*	Huaku Development Co. Ltd.	89,000	301
	Solar Applied Materials Technology Corp.	150,571	299
*	Systex Corp.	91,000	298
*	Taiwan Hon Chuan Enterprise Co. Ltd.	105,772	297
*	Chilisin Electronics Corp.	75,325	297
	Charoen Pokphand Enterprise	104,000	296
*	Yulon Finance Corp.	60,500	296
*	Phihong Technology Co. Ltd.	193,000	294
*	Greatek Electronics Inc.	112,000	293
*	XinTec Inc.	53,000	293

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	TSRC Corp.	220,925	284
*	Ennoconn Corp.	33,664	279
	General Interface Solution Holding Ltd.	63,000	278
*	China General Plastics Corp.	176,091	276
*	Pixart Imaging Inc.	39,000	274
*	WT Microelectronics Co. Ltd.	138,986	273
*	Visual Photonics Epitaxy Co. Ltd.	65,250	273
*	Grape King Bio Ltd.	43,000	272
*	Sigurd Microelectronics Corp.	139,781	272
*	Cheng Uei Precision Industry Co. Ltd.	164,000	271
	China Motor Corp.	104,800	268
*	Pan Jit International Inc.	127,800	268
*	Hota Industrial Manufacturing Co. Ltd.	72,940	268
*	Advanced Wireless Semiconductor Co.	48,437	268
*	Taiwan Paiho Ltd.	77,000	266
*	Run Long Construction Co. Ltd.	129,600	260
*	Kinpo Electronics	405,000	259
*	Chong Hong Construction Co. Ltd.	87,152	258
*	Cub Elecparts Inc.	31,044	258
*	Global Mixed Mode Technology Inc.	34,000	256
*	AmTRAN Technology Co. Ltd.	359,000	256
*	Via Technologies Inc.	135,000	255
*	Lealea Enterprise Co. Ltd.	470,000	255
*	Jentech Precision Industrial Co. Ltd.	28,000	255
*	Asia Optical Co. Inc.	80,000	254
*	Foxsemicon Integrated Technology Inc.	29,900	254
	WUS Printed Circuit Co. Ltd.	203,457	252
*	Episil Holdings Inc.	109,000	252
*	Sensortek Technology Corp.	10,000	252
*	Sanyang Motor Co. Ltd.	214,000	248
*	AURAS Technology Co. Ltd.	38,000	248
*	Wistron NeWeb Corp.	92,400	245
*	Cathay Real Estate Development Co. Ltd.	319,200	244
*	Pegavision Corp.	15,000	244
	Center Laboratories Inc.	100,731	240
*	Sporton International Inc.	25,802	237
*	Tong Yang Industry Co. Ltd.	170,000	232
*	KMC Kuei Meng International Inc.	28,000	230
*	TPK Holding Co. Ltd.	117,958	229
*	China Man-Made Fiber Corp.	496,733	229
*	Kindom Development Co. Ltd.	147,000	229
	Farglory Land Development Co. Ltd.	110,000	227
*	TSEC Corp.	156,000	225
*	Hsin Kuang Steel Co. Ltd.	78,000	224
*	Co-Tech Development Corp.	76,000	224
*	Taiwan Cogeneration Corp.	155,000	221
*	Adimmune Corp.	115,485	220
*	Taiwan FamilyMart Co. Ltd.	23,000	219
*	Holtek Semiconductor Inc.	60,000	218
*	BES Engineering Corp.	560,000	216
*	Ton Yi Industrial Corp.	389,000	214
*	Sinyi Realty Inc.	177,358	213
*	TTY Biopharm Co. Ltd.	83,541	213
*	Jess-Link Products Co. Ltd.	144,750	213
	Arcadyan Technology Corp.	53,099	213
*	PharmaEssentia Corp.	67,648	213
*	Holy Stone Enterprise Co. Ltd.	44,200	212
*	Andes Technology Corp.	12,000	212
	Sunplus Technology Co. Ltd.	171,000	211
*	Soft-World International Corp.	50,000	211
*	Century Iron & Steel Industrial Co. Ltd.	51,000	211

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	IEI Integration Corp.	96,605	205
*	Chang Wah Electromaterials Inc.	144,000	204
*	Faraday Technology Corp.	76,800	204
*	Pan-International Industrial Corp.	142,000	204
*	China Steel Chemical Corp.	48,000	203
	Chung-Hsin Electric & Machinery Manufacturing Corp.	107,000	203
*	Tyntek Corp.	194,000	202
*	Kaimei Electronic Corp.	46,000	202
*	Sercomm Corp.	76,000	201
*	Oriental Union Chemical Corp.	236,000	198
*	Zeng Hsing Industrial Co. Ltd.	31,000	198
*	Thinking Electronic Industrial Co. Ltd.	30,000	196
*	Nan Pao Resins Chemical Co. Ltd.	34,000	195
*	RDC Semiconductor Co. Ltd.	20,000	194
*	Formosa International Hotels Corp.	36,058	193
	Gudeng Precision Industrial Co. Ltd.	17,201	193
*	OBI Pharma Inc.	41,014	192
*	Sonix Technology Co. Ltd.	49,000	191
*	LandMark Optoelectronics Corp.	21,600	190
	Supreme Electronics Co. Ltd.	125,000	188
*	Tung Thih Electronic Co. Ltd.	26,000	188
*	Gourmet Master Co. Ltd.	28,245	188
	Universal Vision Biotechnology Co. Ltd.	17,000	187
*	Wah Lee Industrial Corp.	63,000	186
*	Prince Housing & Development Corp.	412,050	186
	Fulgent Sun International Holding Co. Ltd.	43,029	186
*	Chunghwa Precision Test Tech Co. Ltd.	7,000	185
*	Shin Zu Shing Co. Ltd.	42,691	183
*	Asia Pacific Telecom Co. Ltd.	507,508	182
*	Dynapack International Technology Corp.	43,000	180
*	Flytech Technology Co. Ltd.	74,853	180
*	Formosa Sumco Technology Corp.	26,000	178
*	TaiMed Biologics Inc.	69,000	178
*	Hotai Finance Co. Ltd.	57,000	174
*	Cleanaway Co. Ltd.	27,000	170
*	Chlitina Holding Ltd.	22,400	168
	Chicony Power Technology Co. Ltd.	63,000	167
*	Career Technology MFG. Co. Ltd.	134,522	167
*	Huang Hsiang Construction Corp.	105,000	165
*	Radium Life Tech Co. Ltd.	352,440	165
*	Silicon Integrated Systems Corp.	183,561	164
*	Unitech Printed Circuit Board Corp.	210,120	162
*	Asia Polymer Corp.	128,977	162
*	FSP Technology Inc.	84,000	161
*	St. Shine Optical Co. Ltd.	14,000	161
*	ITE Technology Inc.	37,000	159
*	Hannstar Board Corp.	89,059	158
	Firich Enterprises Co. Ltd.	115,127	158
*	Test Research Inc.	68,000	157
*	Egis Technology Inc.	27,000	157
*	Syncmold Enterprise Corp.	48,750	157
*	Mercuries Life Insurance Co. Ltd.	427,015	157
*	SDI Corp.	49,000	156
	Taiwan Sakura Corp.	68,000	156
*	Federal Corp.	170,612	156
*	Taiwan PCB Techvest Co. Ltd.	83,000	155
*	Apex International Co. Ltd.	65,000	155
*	Taiwan Semiconductor Co. Ltd.	77,000	154
*	Unizyx Holding Corp.	112,000	153
*	Elite Advanced Laser Corp.	67,412	153
*	D-Link Corp.	184,212	150

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Taiwan Styrene Monomer	190,450	149
*	Nichidenbo Corp.	68,000	148
*	Chia Hsin Cement Corp.	159,000	148
*	Taiwan TEA Corp.	174,000	148
	Hung Sheng Construction Ltd.	181,912	147
	Senao International Co. Ltd.	114,000	146
	Johnson Health Tech Co. Ltd.	49,105	146
*	Ginko International Co. Ltd.	23,100	146
*	Kuoyang Construction Co. Ltd.	116,000	145
*	Rexon Industrial Corp. Ltd.	43,000	144
*	Wowprime Corp.	21,665	144
*	Gamania Digital Entertainment Co. Ltd.	62,000	143
*	Chung Hwa Pulp Corp.	152,421	142
	Kuo Toong International Co. Ltd.	127,374	142
*	Motech Industries Inc.	108,133	142
*	Weltrend Semiconductor	48,599	142
*	Acter Group Corp. Ltd.	19,788	141
*	Evergreen International Storage & Transport Corp.	160,000	140
*	China Metal Products	101,000	139
*	Adlink Technology Inc.	59,584	139
*	Chin-Poon Industrial Co. Ltd.	105,000	136
*	Sampo Corp.	121,600	136
*	ScinoPharm Taiwan Ltd.	133,245	136
	Alpha Networks Inc.	107,772	135
*	Dyaco International Inc.	36,000	135
*	Wei Chuan Foods Corp.	152,000	134
	AcBel Polytech Inc.	126,000	133
*	Mercuries & Associates Holding Ltd.	158,321	133
*	Namchow Holdings Co. Ltd.	64,000	133
	Test Rite International Co. Ltd.	141,000	132
*	Topkey Corp.	21,000	131
*	Sunonwealth Electric Machine Industry Co. Ltd.	69,000	130
*	Shining Building Business Co. Ltd.	237,915	130
*	YungShin Global Holding Corp.	81,400	130
*	Speed Tech Corp.	46,000	129
*	YC INOX Co. Ltd.	115,692	127
*	Chief Telecom Inc.	12,000	126
	Lung Yen Life Service Corp.	67,000	125
*	Gemtek Technology Corp.	102,000	125
*	Taiyen Biotech Co. Ltd.	100,000	123
*	Li Peng Enterprise Co. Ltd.	240,600	121
	Hong Pu Real Estate Development Co. Ltd.	140,000	119
*	Posiflex Technology Inc.	42,169	118
*	TaiDoc Technology Corp.	19,000	116
*	Quanta Storage Inc.	59,000	114
*	Swancor Holding Co. Ltd.	22,000	112
*	Medigen Biotechnology Corp.	49,000	112
*	Sincere Navigation Corp.	95,790	111
*	Lotus Pharmaceutical Co. Ltd.	39,000	111
*	Xxentria Technology Materials Corp.	44,000	110
*	Ho Tung Chemical Corp.	251,141	109
*	Rechi Precision Co. Ltd.	120,000	106
	Machvision Inc.	10,404	105
*	HannsTouch Solution Inc.	200,133	104
	Depo Auto Parts Ind Co. Ltd.	45,000	104
*	Kung Long Batteries Industrial Co. Ltd.	19,000	102
	Yulon Nissan Motor Co. Ltd.	10,000	101
*	Nidec Chaun-Choung Technology Corp.	13,000	101
*	Bioteque Corp.	22,000	98
*	Formosan Rubber Group Inc.	99,890	98
*	CSBC Corp. Taiwan	108,615	98

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Nan Liu Enterprise Co. Ltd.	16,000	97
*	Fittech Co. Ltd.	14,781	97
*	Advanced International Multitech Co. Ltd.	32,000	96
	Gloria Material Technology Corp.	125,000	95
	Hu Lane Associate Inc.	23,575	95
*	Ambassador Hotel	89,000	93
*	Altek Corp.	61,600	93
*	Kinik Co.	36,000	93
*	OptoTech Corp.	91,312	92
	Everlight Chemical Industrial Corp.	131,240	90
*	Ritek Corp.	202,257	90
*	Darwin Precisions Corp.	142,000	86
*	Global Brands Manufacture Ltd.	67,000	85
*	Lingsen Precision Industries Ltd.	125,000	84
*	Rich Development Co. Ltd.	208,000	84
*	TA-I Technology Co. Ltd.	30,750	84
*	Savior Lifetec Corp.	77,000	84
*	ALI Corp.	66,811	83
*	Etron Technology Inc.	74,467	81
*	Gigastorage Corp.	111,064	79
*	L&K Engineering Co. Ltd.	65,000	79
	CyberTAN Technology Inc.	109,000	79
	Orient Semiconductor Electronics Ltd.	120,605	79
*	Dynamic Electronics Co. Ltd.	94,760	76
*	Vivotek Inc.	25,000	74
*	Sheng Yu Steel Co. Ltd.	56,000	73
*	China Chemical & Pharmaceutical Co. Ltd.	82,000	71
*	Elitegroup Computer Systems Co. Ltd.	73,000	71
*	AGV Products Corp.	149,440	69
	Bank of Kaohsiung Co. Ltd.	159,737	68
*	Toung Loong Textile Manufacturing	44,000	68
*	PChome Online Inc.	22,587	68
*	Roo Hsing Co. Ltd.	168,000	67
*	Newmax Technology Co. Ltd.	33,000	67
*	Ichia Technologies Inc.	87,000	64
*	Taigen Biopharmaceuticals Holdings Ltd.	77,872	64
*	Taiwan Land Development Corp.	243,731	61
	KEE TAI Properties Co. Ltd.	156,000	60
*,3	Unity Opto Technology Co. Ltd.	378,000	56
	Concraft Holding Co. Ltd.	22,512	53
	Basso Industry Corp.	29,200	52
*	Tong-Tai Machine & Tool Co. Ltd.	74,560	50
*	Iron Force Industrial Co. Ltd.	17,000	49
*	Yeong Guan Energy Technology Group Co. Ltd.	15,639	48
*	TYC Brother Industrial Co. Ltd.	53,000	47
*	GeneReach Biotechnology Corp.	11,000	47
	Ability Enterprise Co. Ltd.	69,000	46
*	Globe Union Industrial Corp.	65,000	45
*	PharmaEngine Inc.	17,038	44
*	CHC Healthcare Group	31,268	43
	China Electric Manufacturing Corp.	81,360	41
*	Gigasolar Materials Corp.	6,400	40
*	Zinwell Corp.	43,000	39
*	Cyberlink Corp.	11,000	35
*	Li Cheng Enterprise Co. Ltd.	28,407	28
*	Brogent Technologies Inc.	5,529	28
*,3	Pharmally International Holding Co. Ltd.	10,673	22
*,3	Pihsiang Machinery Mfg Co.	38,000	—
*,3	Xpec Entertainment Inc.	21,468	—
			585,348

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
Thailand (0.3%)
	PTT PCL	5,721,880	7,324
	Siam Cement PCL (Registered)	318,606	4,721
	CP ALL PCL	1,929,100	3,870
	Airports of Thailand PCL	1,900,750	3,778
	Siam Commercial Bank PCL	996,700	3,358
[1]	Kasikornbank PCL	709,759	3,004
[1]	Com7 PCL Class F	1,189,200	2,810
	Bangkok Dusit Medical Services PCL Class F	3,442,700	2,398
	Advanced Info Service PCL	417,500	2,291
	PTT Exploration & Production PCL	528,181	2,008
*	Minor International PCL	1,900,530	1,828
	PTT Global Chemical PCL	778,515	1,688
[1]	Gulf Energy Development PCL	1,487,980	1,646
	Intouch Holdings PCL Class F	766,351	1,568
	Energy Absolute PCL	798,400	1,559
	Central Pattana PCL	916,300	1,535
	Bangkok Bank PCL (Registered)	372,348	1,450
[1]	Central Retail Corp. PCL	1,233,400	1,384
	Indorama Ventures PCL	823,100	1,267
	Delta Electronics Thailand PCL	107,600	1,217
	Charoen Pokphand Foods PCL	1,278,800	1,190
[1]	Krungthai Card PCL	464,100	1,135
	Mega Lifesciences PCL	983,800	1,096
	Tisco Financial Group PCL	340,300	1,010
	Home Product Center PCL	2,077,498	939
*	BEC World PCL	2,664,900	872
	BTS Group Holdings PCL	2,893,011	831
	Krung Thai Bank PCL	2,164,475	784
	Thai Oil PCL	403,700	764
*	Bangkok Expressway & Metro PCL	2,727,957	700
	TMB Bank PCL	18,247,369	685
	Digital Telecommunications Infrastructure Fund Class F	1,759,917	684
	Srisawad Corp. PCL	235,805	630
[1]	Global Power Synergy PCL Class F	258,993	604
	Banpu PCL (Registered)	1,510,428	596
	KCE Electronics PCL	311,700	581
	Bumrungrad Hospital PCL	130,600	561
[1]	Sri Trang Gloves Thailand PCL	385,000	547
	Electricity Generating PCL	93,100	527
	Hana Microelectronics PCL	292,700	521
	Sri Trang Agro-Industry PCL	331,096	502
*	Asset World Corp. PCL	3,135,100	479
	IRPC PCL	3,602,700	477
	Thai Union Group PCL Class F	939,080	455
*	Central Plaza Hotel PCL	445,100	453
	Ratch Group PCL	279,700	453
	Muangthai Capital PCL	216,700	445
[1]	Berli Jucker PCL	384,984	438
	Osotspa PCL	378,100	434
	Jasmine Broadband Internet Infrastructure Fund Class F	1,323,700	414
	Land & Houses PCL NVDR	1,482,900	412
	Quality Houses PCL	5,299,983	405
	Bangkok Commercial Asset Management PCL (XBKK)	602,800	399
	CPN Retail Growth Leasehold REIT	630,200	396
	Siam Commercial Bank PCL NVDR	111,400	375
	Kiatnakin Bank PCL	197,100	368
[1]	Siam Global House PCL	476,890	342
	True Corp. PCL	3,256,454	341
	PTG Energy PCL	525,300	338
	Thanachart Capital PCL	285,700	325

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	B Grimm Power PCL	235,500	323
	Gunkul Engineering PCL	2,384,299	321
*	Samart Corp. PCL	941,500	317
	Bangchak Corp. PCL	377,100	311
	TPI Polene PCL	4,173,300	292
	VGI PCL	1,453,941	289
	Carabao Group PCL Class F	77,400	279
	WHA Corp. PCL	2,428,602	263
	Dohome PCL	317,800	262
	AEON Thana Sinsap Thailand PCL	36,100	257
	AP Thailand PCL	921,500	254
	Supalai PCL	380,600	250
	Total Access Communication PCL	230,600	242
	TQM Corp. PCL	61,800	239
	Land & Houses PCL (Registered)	850,100	236
	Thai Vegetable Oil PCL	206,400	235
	Chularat Hospital PCL Class F	2,340,180	234
[1]	Workpoint Entertainment PCL	384,900	229
	Frasers Property THA	527,880	222
	JMT Network Services PCL Class F	151,800	219
	Amata Corp. PCL	383,249	213
	Thailand Future Fund	754,400	212
[1]	Thoresen Thai Agencies PCL	443,252	207
[1]	Siam Makro PCL	160,100	194
[1]	TOA Paint Thailand PCL	164,400	182
[1]	CK Power PCL	1,193,545	179
[1]	Sino-Thai Engineering & Construction PCL	376,100	175
	Bangkok Chain Hospital PCL	297,200	173
	Tipco Asphalt PCL	257,200	167
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	425,900	166
[1]	CH Karnchang PCL	302,700	163
	TTW PCL	437,300	163
	Siam City Cement PCL	27,700	161
	WHA Premium Growth Freehold & Leasehold REIT Class F	375,900	159
	Plan B Media Pcl Class F	786,800	156
	Bangkok Land PCL	4,444,600	154
	IMPACT Growth REIT	253,800	149
	Star Petroleum Refining PCL	484,700	146
	BTS Rail Mass Transit Growth Infrastructure Fund Class F	846,100	141
	Bangkok Life Assurance PCL	174,440	140
	Sansiri PCL	3,900,900	130
*	Major Cineplex Group PCL	203,500	125
	Banpu Power PCL	215,100	125
	Intouch Holdings PCL NVDR	59,100	121
[1]	Jasmine International PCL	1,256,900	117
*	Super Energy Corp. PCL	3,838,700	117
	Origin Property PCL Class F	389,400	115
*	Precious Shipping PCL	188,100	110
*	Bangkok Airways PCL	457,000	108
	Thaifoods Group PCL Class F	649,700	107
	Thaicom PCL	303,900	103
	MK Restaurants Group PCL	62,900	103
	JMT Network Services PCL	71,400	103
*	Esso Thailand PCL	357,200	98
[1]	BCPG PCL	215,212	98
	TPI Polene Power PCL	688,700	96
	Ratchthani Leasing PCL	670,500	94
*	Italian-Thai Development PCL	1,562,400	92
	MBK PCL	185,300	82
*	Unique Engineering & Construction PCL	382,500	81
	Pruksa Holding PCL	195,300	80

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Thonburi Healthcare Group PCL	93,700	77
	SPCG PCL	120,600	74
*	Pruksa Real Estate	210,700	65
	GFPT PCL	164,000	61
	LPN Development PCL	284,600	46
*	U City PCL Class F	1,520,425	41
[1]	Taokaenoi Food & Marketing PCL Class F	123,500	37
	Univentures PCL	246,900	31
*	Thai Airways International PCL	300,774	19
*	MBK PCL Warrants Exp. 11/15/23	7,412	3
*	JMT Network Services PCL Warrants Exp. 5/16/22	7,141	3
	MBK W2 Warrants Exp. 11/24/22	7,412	3
*	Vibhavadi Medical Center PCL Warrants Exp. 6/14/22	79,130	2
*	Minor International PCL Warrants Exp. 9/30/21	58,699	1
*,3	U City PCL	4,561,275	1
*	Samart Corp. PCL Warrants Exp. 5/17/21	42,966	—
*	BCPG PCL Warrants Exp. 11/13/23	1	—
*	BCPG PCL Warrants Exp. 11/13/22	1	—
	TFG W3 Warrants Exp. 4/29/22	64,970	—
			85,555
Turkey (0.1%)
	BIM Birlesik Magazalar AS	170,699	1,338
	Eregli Demir ve Celik Fabrikalari TAS	486,692	1,117
	Turkcell Iletisim Hizmetleri AS	419,207	750
	KOC Holding AS	306,458	680
	Turkiye Garanti Bankasi AS	758,844	661
	Akbank TAS	947,165	560
	Aselsan Elektronik Sanayi Ve Ticaret AS	298,070	540
*	Turkiye Petrol Rafinerileri AS	47,130	500
	Turkiye Sise ve Cam Fabrikalari AS	547,298	496
	Ford Otomotiv Sanayi AS	22,288	474
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	522,963	453
*	Bera Holding AS	109,865	435
*	TAV Havalimanlari Holding AS	164,692	429
*	Is Finansal Kiralama AS	833,274	334
*	Petkim Petrokimya Holding AS	410,397	332
	Haci Omer Sabanci Holding AS	333,446	327
*	Sasa Polyester Sanayi AS	70,941	306
*	Turk Hava Yollari AO	203,001	300
	Turkiye Is Bankasi AS Class C	495,971	293
	Tat Gida Sanayi AS	249,710	293
	Enka Insaat ve Sanayi AS	283,192	269
*	Gubre Fabrikalari TAS	36,375	267
*	Koza Altin Isletmeleri AS	19,560	266
	Coca-Cola Icecek AS	26,410	251
	Arcelik AS	59,514	247
*	Oyak Cimento Fabrikalari AS	281,629	234
	Ulker Biskuvi Sanayi AS	62,695	167
	Anadolu Efes Biracilik Ve Malt Sanayii AS	57,339	162
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	733,255	162
	Otokar Otomotiv Ve Savunma Sanayi AS	3,623	151
[2]	Enerjisa Enerji AS	116,815	145
	Tekfen Holding AS	74,320	144
	Dogan Sirketler Grubu Holding AS	389,279	139
	Tofas Turk Otomobil Fabrikasi AS	37,311	135
	AG Anadolu Grubu Holding AS	51,361	133
	Yapi ve Kredi Bankasi AS	514,749	130
	Iskenderun Demir ve Celik AS	77,436	126
*	Turkiye Halk Bankasi AS	242,994	126
	Turk Telekomunikasyon AS	160,573	123
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	66,510	120

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Turk Traktor ve Ziraat Makineleri AS	4,701	119
*	Sok Marketler Ticaret AS	80,871	118
*	Pegasus Hava Tasimaciligi AS	11,507	103
	Borusan Yatirim ve Pazarlama AS	2,297	99
*	Koza Anadolu Metal Madencilik Isletmeleri AS	59,315	98
	Logo Yazilim Sanayi Ve Ticaret AS	4,988	98
	Nuh Cimento Sanayi AS	14,263	98
*	Migros Ticaret AS	21,713	95
*,2	Mavi Giyim Sanayi Ve Ticaret AS Class B	18,167	95
*	Turkiye Vakiflar Bankasi TAO Class D	218,437	90
	Turkiye Sinai Kalkinma Bankasi AS	560,984	86
*	Hektas Ticaret TAS	79,618	79
*	Zorlu Enerji Elektrik Uretim AS	328,267	79
*	Aksa Enerji Uretim AS Class B	54,329	75
*	Vestel Elektronik Sanayi ve Ticaret AS	20,037	70
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	21,814	68
	EGE Endustri VE Ticaret AS	387	66
*	NET Holding AS	95,198	66
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	81,746	62
	Hektas Ticaret TAS Rights Exp. 5/17/21	39,389	60
	Aksigorta AS	61,914	57
	Is Yatirim Menkul Degerler AS	29,494	55
*	Konya Cimento Sanayii AS	506	55
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	35,502	54
	Alarko Holding AS	41,515	48
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	60,942	47
*	Sekerbank Turk AS	330,447	44
	Aksa Akrilik Kimya Sanayii AS	20,723	41
*,2	MLP Saglik Hizmetleri AS	13,316	39
*	Kordsa Teknik Tekstil AS	12,974	35
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	16,291	33
	Dogus Otomotiv Servis ve Ticaret AS	7,386	24
*	Is Gayrimenkul Yatirim Ortakligi AS	91,844	21
*	Cimsa Cimento Sanayi VE Ticaret AS	8,065	21
	Kartonsan Karton Sanayi ve Ticaret AS	3,436	21
	Aygaz AS	12,065	20
*	Torunlar Gayrimenkul Yatirim Ortakligi AS	26,089	11
*	Albaraka Turk Katilim Bankasi AS	48,631	9
*,3	Asya Katilim Bankasi AS	147,465	—
			16,474
United Arab Emirates (0.1%)
	First Abu Dhabi Bank PJSC	1,741,406	6,740
	Emirates Telecommunications Group Co. PJSC	664,513	3,831
	Emirates NBD Bank PJSC	972,410	3,295
	Abu Dhabi Commercial Bank PJSC	993,654	1,692
	Emaar Properties PJSC	1,362,484	1,376
	Aldar Properties PJSC	1,426,840	1,360
	Dubai Islamic Bank PJSC	635,648	769
	Abu Dhabi Islamic Bank PJSC	507,413	665
*	Emaar Malls PJSC	749,716	374
	Dubai Investments PJSC	659,013	276
	Dana Gas PJSC	1,186,473	266
*	Air Arabia PJSC	763,896	265
	GFH Financial Group BSC	1,371,936	233
*	DAMAC Properties Dubai Co. PJSC	667,912	218
*	Emaar Development PJSC	270,876	201
	Dubai Financial Market PJSC	659,693	190
	Aramex PJSC	132,235	140
	Orascom Construction plc	21,054	113
*	Union Properties PJSC	1,323,013	95
*	RAK Properties PJSC	603,454	88

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*,3	Arabtec Holding PJSC	245,437	35
*	Deyaar Development PJSC	361,379	26
*,3	Drake & Scull International PJSC	114,862	12
			22,260
United Kingdom (4.0%)
	Unilever plc (XLON)	999,435	58,544
	AstraZeneca plc	517,053	55,037
	HSBC Holdings plc	8,017,073	50,056
	Diageo plc	899,028	40,359
	GlaxoSmithKline plc	1,938,789	35,828
	Rio Tinto plc	425,908	35,673
	BP plc	7,828,864	32,774
	Royal Dutch Shell plc Class A	1,624,759	30,572
	British American Tobacco plc	786,805	29,193
	Royal Dutch Shell plc Class B	1,450,114	25,948
	BHP Group plc	817,043	24,605
	Reckitt Benckiser Group plc	246,929	21,986
	Prudential plc	1,024,430	21,692
	Anglo American plc	489,169	20,741
	Vodafone Group plc	10,513,386	19,841
	RELX plc	731,900	18,989
	National Grid plc	1,383,253	17,437
	Glencore plc	4,276,496	17,420
	Lloyds Banking Group plc	27,734,362	17,392
	Barclays plc	6,818,054	16,506
*	Compass Group plc	705,370	15,345
	CRH plc (XDUB)	309,180	14,632
	London Stock Exchange Group plc	141,938	14,502
	Experian plc	357,501	13,782
*	Flutter Entertainment plc (XDUB)	64,800	13,279
	Ashtead Group plc	178,860	11,492
	Ferguson plc	87,711	11,063
	Tesco plc	3,019,403	9,217
	BAE Systems plc	1,286,061	8,983
	Legal & General Group plc	2,352,804	8,834
	SSE plc	422,674	8,569
	Aviva plc	1,541,218	8,521
*	BT Group plc	3,506,978	7,999
	Imperial Brands plc	383,271	7,989
	Smith & Nephew plc	356,480	7,716
	Standard Chartered plc	1,031,146	7,397
	3i Group plc	391,851	6,940
	Segro plc	477,615	6,635
	WPP plc	485,780	6,549
	Intertek Group plc	67,160	5,693
*	Ocado Group plc	193,981	5,616
*	Next plc	51,955	5,599
	Persimmon plc	128,364	5,553
	Halma plc	155,184	5,545
	Smurfit Kappa Group plc	105,569	5,416
*	Entain plc	229,625	5,368
*	InterContinental Hotels Group plc	74,300	5,280
	Rentokil Initial plc	762,997	5,273
	Croda International plc	54,529	5,094
	Natwest Group plc	1,803,718	4,895
	Spirax-Sarco Engineering plc	29,661	4,841
*	Informa plc	603,392	4,690
*	Burberry Group plc	164,563	4,684
	Mondi plc (XLON)	171,275	4,649
	Bunzl plc	139,323	4,480
	Barratt Developments plc	415,176	4,427

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Melrose Industries plc	1,959,246	4,411
	Associated British Foods plc	137,085	4,374
*	Rolls-Royce Holdings plc	2,987,042	4,323
	Kingfisher plc	861,239	4,252
	United Utilities Group plc	301,193	4,029
	British American Tobacco plc ADR	106,973	4,013
	St. James's Place plc	210,858	3,966
	RSA Insurance Group plc	411,686	3,877
*,2	Just Eat Takeaway.com NV (XLON)	36,494	3,782
*	Whitbread plc	84,073	3,769
	Sage Group plc	425,905	3,752
*,2	Auto Trader Group plc	474,736	3,737
	Taylor Wimpey plc	1,482,735	3,678
	Antofagasta plc	140,378	3,616
	Johnson Matthey plc	79,204	3,554
	Hargreaves Lansdown plc	148,883	3,535
	Smiths Group plc	156,832	3,522
	DCC plc	40,445	3,509
	Admiral Group plc	79,844	3,450
	Standard Life Aberdeen plc	897,063	3,438
	Pearson plc	298,777	3,428
	Rightmove plc	380,378	3,225
	Intermediate Capital Group plc	105,340	3,180
	Severn Trent plc	91,360	3,127
	M&G plc	1,029,505	3,090
	Berkeley Group Holdings plc	46,454	2,969
	DS Smith plc	503,761	2,928
	Polymetal International plc	140,813	2,908
	Land Securities Group plc	280,695	2,797
	British Land Co. plc	378,795	2,714
*	Coca-Cola HBC AG	78,507	2,713
	B&M European Value Retail SA	338,208	2,644
	Electrocomponents plc	178,653	2,629
*	Weir Group plc	96,999	2,567
	Howden Joinery Group plc	227,833	2,545
	Dechra Pharmaceuticals plc	45,232	2,520
	Royal Mail plc	359,044	2,460
*	ITV plc	1,453,392	2,429
	Bellway plc	46,480	2,319
	Hikma Pharmaceuticals plc	68,496	2,308
	Pennon Group plc	160,499	2,293
	IMI plc	103,869	2,282
	JD Sports Fashion plc	178,199	2,260
	Tate & Lyle plc	196,011	2,168
	J Sainsbury plc	651,121	2,139
	Wm Morrison Supermarkets plc	874,002	2,099
	Direct Line Insurance Group plc	529,491	2,083
	Schroders plc	41,680	2,077
*	THG plc	238,134	2,038
	AVEVA Group plc	42,335	2,035
	Phoenix Group Holdings plc	198,046	1,943
	Derwent London plc	41,732	1,920
	Spectris plc	42,621	1,915
	UNITE Group plc	118,525	1,907
	Evraz plc	214,353	1,901
*	Meggitt plc	295,147	1,899
*	SSP Group plc	423,969	1,876
	IG Group Holdings plc	147,724	1,869
	Genus plc	26,323	1,849
*	Signature Aviation plc	324,178	1,809
	Diploma plc	45,474	1,800

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Games Workshop Group plc	11,868	1,778
[2]	ConvaTec Group plc	589,578	1,777
*	Travis Perkins plc	83,387	1,771
	HomeServe plc	112,181	1,695
*	Centrica plc	2,158,919	1,690
*	Marks & Spencer Group plc	757,244	1,652
	Tritax Big Box REIT plc	625,540	1,644
	Inchcape plc	146,038	1,576
	Vistry Group plc	91,594	1,566
	Rotork plc	323,070	1,536
	Britvic plc	119,576	1,459
[2]	Quilter plc	642,767	1,452
	Future plc	44,322	1,444
*	Hiscox Ltd.	127,253	1,424
*,2	Countryside Properties plc	194,307	1,393
[1]	TUI AG	231,254	1,382
[2]	Avast plc	207,871	1,371
*	Virgin Money UK plc	495,529	1,369
*	IWG plc	269,508	1,365
	Close Brothers Group plc	61,081	1,340
	Grafton Group plc	81,357	1,340
*	Hays plc	584,956	1,320
*	Carnival plc	53,636	1,254
	Man Group plc	538,956	1,253
	Softcat plc	47,071	1,246
*	easyJet plc	84,655	1,210
	International Consolidated Airlines Group SA	424,805	1,191
*	WH Smith plc	47,644	1,190
	UDG Healthcare plc	99,746	1,180
	Aggreko plc	97,027	1,156
*	Greggs plc	35,316	1,152
	Primary Health Properties plc	545,449	1,139
*,2	Trainline plc	175,688	1,107
	Renishaw plc	12,719	1,098
	Balfour Beatty plc	253,932	1,095
*	Beazley plc	229,439	1,073
	Big Yellow Group plc	64,392	1,065
	Pets at Home Group plc	170,753	1,048
	Hammerson plc	1,843,916	1,016
	Dunelm Group plc	49,183	1,002
	Computacenter plc	27,026	1,000
	Investec plc	247,349	995
*,2	Network International Holdings plc	170,718	991
	Lancashire Holdings Ltd.	100,797	988
	OSB Group plc	148,531	983
	Victrex plc	30,132	977
	Assura plc	948,398	976
	LondonMetric Property plc	309,315	964
[2]	John Laing Group plc	226,823	962
	TP ICAP Group plc	291,968	959
	Ashmore Group plc	172,551	954
	Cranswick plc	18,305	944
*	John Wood Group plc	242,458	943
	QinetiQ Group plc	204,383	937
	Hill & Smith Holdings plc	45,735	930
	Grainger plc	233,095	920
	Shaftesbury plc	104,585	909
	Synthomer plc	127,561	896
*,2	Wizz Air Holdings plc	13,236	896
*	Pagegroup plc	115,697	895
	Great Portland Estates plc	92,961	890

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Drax Group plc	155,931	881
	Domino's Pizza Group plc	166,462	878
	Serco Group plc	453,012	877
	Gamesys Group plc	32,396	867
	Safestore Holdings plc	73,111	860
	Spirent Communications plc	235,750	835
	Redrow plc	86,450	825
	Savills plc	49,738	820
*	J D Wetherspoon plc	44,236	817
*	National Express Group plc	197,287	815
	IntegraFin Holdings plc	101,662	789
	Fresnillo plc	67,422	767
*	Dixons Carphone plc	398,061	766
	Plus500 Ltd.	37,933	744
*,2	Watches of Switzerland Group plc	71,515	724
	Moneysupermarket.com Group plc	189,375	714
	Marshalls plc	70,537	708
	Rhi Magnesita NV	11,261	706
*	Playtech plc	109,303	702
*	Capital & Counties Properties plc	273,819	687
	Bodycote plc	65,682	686
*	Ascential plc	140,989	678
	Ultra Electronics Holdings plc	24,141	674
*	IP Group plc	376,166	667
*,2	Aston Martin Lagonda Global Holdings plc	23,872	639
*	Mediclinic International plc	150,351	637
	Ferrexpo plc	103,570	627
	Genuit Group plc	80,420	627
	AJ Bell plc	101,680	624
	Jupiter Fund Management plc	173,949	621
	Vesuvius plc	80,313	596
	Paragon Banking Group plc	88,196	573
*	Just Group plc	378,442	569
*	Indivior plc	267,105	563
	Centamin plc	374,696	556
	Oxford Instruments plc	18,514	556
*	Firstgroup plc	534,615	550
	888 Holdings plc	92,993	549
	Micro Focus International plc	76,023	542
*,1	Cineworld Group plc	400,731	536
	Workspace Group plc	46,453	526
	Essentra plc	116,330	511
*	Greencore Group plc	232,499	510
	Euromoney Institutional Investor plc	37,112	509
	Brewin Dolphin Holdings plc	107,283	504
*	Crest Nicholson Holdings plc	87,547	494
*	Mitchells & Butlers plc	112,927	492
	Morgan Advanced Materials plc	117,909	482
*	Restaurant Group plc	290,865	482
*	C&C Group plc (XLON)	116,065	475
	Rathbone Brothers plc	20,222	473
*	Frasers Group plc	65,786	468
	Kainos Group plc	21,998	464
*,1	Tullow Oil plc	619,593	462
	Sirius Real Estate Ltd.	326,711	459
*	Energean plc	39,728	457
	Avon Rubber plc	9,861	452
	Sanne Group plc	49,375	441
	Redde Northgate plc	87,221	439
	Coats Group plc	539,113	435
[2]	Ibstock plc	141,222	431

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Capita plc	707,976	427
	FDM Group Holdings plc	29,864	422
*	Elementis plc	200,961	415
	Cairn Energy plc	176,199	413
*,2	Equiniti Group plc	168,093	406
	St. Modwen Properties plc	66,972	402
	Telecom Plus plc	22,332	401
	XP Power Ltd.	5,694	399
[2]	Airtel Africa plc	370,714	391
*	Halfords Group plc	74,716	389
*	AO World plc	101,244	389
	Chemring Group plc	106,091	385
*	Mitie Group plc	444,812	381
	Hilton Food Group plc	21,891	373
*	Petropavlovsk plc	1,043,841	370
	Clarkson plc	8,722	366
*	Vectura Group plc	231,836	360
*	Babcock International Group plc	88,053	350
*	Provident Financial plc	103,065	349
*	PureTech Health plc	58,134	333
*	Wickes Group plc	93,436	323
	NCC Group plc	85,424	320
[2]	CMC Markets plc	46,417	314
*,2	Spire Healthcare Group plc	113,405	313
*	Go-Ahead Group plc	17,800	300
[2]	TI Fluid Systems plc	72,665	298
	Keller Group plc	25,893	296
[2]	ContourGlobal plc	105,751	292
*	Bytes Technology Group plc (XLON)	42,075	286
*	Marston's plc	206,584	276
	Ninety One plc	79,686	269
	Hochschild Mining plc	100,415	258
	CLS Holdings plc	71,863	247
	PZ Cussons plc	67,221	245
	UK Commercial Property REIT Ltd.	218,091	242
	Picton Property Income Ltd.	183,531	231
*	Senior plc	149,147	223
	BMO Commercial Property Trust Ltd.	200,959	221
*	Stagecoach Group plc	168,866	210
	Devro plc	73,913	209
*	SIG plc	283,997	194
*	AG Barr plc	27,387	192
*	Bank of Georgia Group plc	12,960	183
	Helical plc	30,240	177
	Hunting plc	50,312	171
*	Rank Group plc	60,828	164
*	Petrofac Ltd.	86,220	157
	RDI REIT plc	88,852	149
*	TBC Bank Group plc	10,275	138
*,2	Funding Circle Holdings plc	42,016	89
[2]	Bakkavor Group plc	46,001	84
[2]	Alfa Financial Software Holdings plc	18,397	35
*,2,3	Finablr plc	58,416	9
[1,3]	Intu Properties plc	184,897	5
*,3	NMC Health plc	26,225	—
*,3	Carillion plc	88,745	—
*,1,3	Afren plc	141,140	—
			1,167,776
United States (57.2%)
	Apple Inc.	6,239,223	820,208
	Microsoft Corp.	2,949,124	743,710

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Amazon.com Inc.	167,006	579,080
*	Facebook Inc. Class A	945,630	307,405
*	Alphabet Inc. Class A	118,393	278,638
*	Alphabet Inc. Class C	114,288	275,448
*	Tesla Inc.	301,701	214,039
	JPMorgan Chase & Co.	1,191,833	183,316
	Johnson & Johnson	1,037,737	168,871
*	Berkshire Hathaway Inc. Class B	578,457	159,047
	Visa Inc. Class A	664,323	155,159
	UnitedHealth Group Inc.	371,582	148,187
	NVIDIA Corp.	232,430	139,546
	Home Depot Inc.	422,767	136,837
	Mastercard Inc. Class A	347,293	132,687
*	Walt Disney Co.	711,622	132,376
	Procter & Gamble Co.	955,828	127,527
	Bank of America Corp.	3,040,797	123,244
*	PayPal Holdings Inc.	462,575	121,329
	Comcast Corp. Class A	1,781,676	100,041
*	Adobe Inc.	188,865	96,008
	Exxon Mobil Corp.	1,665,772	95,349
	Verizon Communications Inc.	1,628,953	94,137
	Intel Corp.	1,615,802	92,957
	AT&T Inc.	2,804,049	88,075
*	Netflix Inc.	167,454	85,983
	Cisco Systems Inc.	1,666,918	84,863
	Pfizer Inc.	2,187,950	84,564
	Coca-Cola Co.	1,518,506	81,969
	Abbott Laboratories	679,996	81,654
*	salesforce.com Inc.	344,916	79,441
	PepsiCo Inc.	545,304	78,611
	Chevron Corp.	755,769	77,897
	AbbVie Inc.	693,385	77,312
	Walmart Inc.	547,226	76,562
	Merck & Co. Inc.	993,587	74,022
	Thermo Fisher Scientific Inc.	155,104	72,935
	Accenture plc Class A	250,409	72,611
	Broadcom Inc.	155,120	70,766
	McDonald's Corp.	292,230	68,990
	Medtronic plc	526,534	68,934
	Wells Fargo & Co.	1,493,620	67,288
	Texas Instruments Inc.	359,971	64,978
	NIKE Inc. Class B	488,834	64,829
	Costco Wholesale Corp.	173,410	64,524
	Danaher Corp.	245,961	62,459
	Honeywell International Inc.	275,509	61,450
	QUALCOMM Inc.	442,434	61,410
	Mitsubishi HC Capital Inc.	331,798	60,643
	NextEra Energy Inc.	768,922	59,599
	Linde plc	206,359	58,986
	Union Pacific Corp.	263,047	58,420
	Citigroup Inc.	815,714	58,111
	Philip Morris International Inc.	608,493	57,807
	United Parcel Service Inc. Class B	281,357	57,357
	Lowe's Cos. Inc.	288,638	56,645
	Bristol-Myers Squibb Co.	889,053	55,495
	Amgen Inc.	229,298	54,949
	Oracle Corp.	723,911	54,865
	Starbucks Corp.	458,792	52,527
	International Business Machines Corp.	349,374	49,569
*	Boeing Co.	209,877	49,176
	Caterpillar Inc.	213,279	48,651

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Applied Materials Inc.	360,250	47,809
	BlackRock Inc.	57,753	47,317
	Raytheon Technologies Corp.	559,341	46,560
*	Berkshire Hathaway Inc. Class A	111	45,788
	Morgan Stanley	553,894	45,724
	Deere & Co.	123,182	45,682
	Goldman Sachs Group Inc.	131,081	45,675
	General Electric Co.	3,413,783	44,789
	American Tower Corp.	173,488	44,200
	3M Co.	220,913	43,551
	Intuit Inc.	99,342	40,945
	Target Corp.	196,210	40,666
*	Booking Holdings Inc.	16,095	39,692
	American Express Co.	257,345	39,464
*	Intuitive Surgical Inc.	45,483	39,343
	CVS Health Corp.	514,389	39,299
*	ServiceNow Inc.	76,332	38,652
*	Advanced Micro Devices Inc.	470,324	38,388
	Charles Schwab Corp.	541,939	38,153
*	Micron Technology Inc.	435,341	37,470
*	Charter Communications Inc. Class A	55,165	37,151
	Anthem Inc.	97,900	37,142
	Fidelity National Information Services Inc.	242,198	37,032
	S&P Global Inc.	94,655	36,952
	Lockheed Martin Corp.	97,086	36,947
	Stryker Corp.	135,765	35,656
*	Square Inc. Class A	145,375	35,591
	Lam Research Corp.	56,397	34,992
	Altria Group Inc.	729,810	34,848
	Cigna Corp.	135,228	33,673
	Prologis Inc.	288,576	33,628
	TJX Cos. Inc.	470,557	33,410
	Mondelez International Inc. Class A	546,277	33,219
	Zoetis Inc.	185,781	32,146
	U.S. Bancorp	532,869	31,626
	Automatic Data Processing Inc.	168,800	31,564
	Truist Financial Corp.	528,829	31,365
	Gilead Sciences Inc.	494,139	31,363
	PNC Financial Services Group Inc.	165,187	30,882
	Crown Castle International Corp.	163,180	30,851
	Chubb Ltd.	175,843	30,173
	CSX Corp.	298,586	30,083
*	Uber Technologies Inc.	541,596	29,663
	Duke Energy Corp.	287,554	28,954
*	T-Mobile US Inc.	215,321	28,450
	Illinois Tool Works Inc.	123,163	28,384
*	MercadoLibre Inc.	18,008	28,290
	CME Group Inc.	139,757	28,230
	Becton Dickinson and Co.	112,976	28,110
	FedEx Corp.	96,636	28,054
*	General Motors Co.	489,127	27,988
	Estee Lauder Cos. Inc. Class A	88,817	27,871
	Norfolk Southern Corp.	98,513	27,509
*	Fiserv Inc.	228,614	27,461
	Southern Co.	412,288	27,281
	ConocoPhillips	532,992	27,257
	Activision Blizzard Inc.	298,126	27,186
	Marsh & McLennan Cos. Inc.	197,315	26,776
	Colgate-Palmolive Co.	328,977	26,548
	Sherwin-Williams Co.	96,877	26,532
	Capital One Financial Corp.	177,502	26,462

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Intercontinental Exchange Inc.	216,830	25,523
*	Autodesk Inc.	87,065	25,415
	Dominion Energy Inc.	317,328	25,355
	Equinix Inc.	34,941	25,184
	Global Payments Inc.	116,483	25,001
	Air Products and Chemicals Inc.	86,597	24,982
*	Boston Scientific Corp.	560,888	24,455
*	Edwards Lifesciences Corp.	242,368	23,151
	Progressive Corp.	229,248	23,094
	Waste Management Inc.	164,063	22,636
*	Illumina Inc.	57,405	22,551
	Humana Inc.	50,443	22,459
	Eaton Corp. plc	156,282	22,337
	Aon plc Class A (XNYS)	88,836	22,337
	Analog Devices Inc.	145,202	22,239
*	Vertex Pharmaceuticals Inc.	101,497	22,147
*	Zoom Video Communications Inc. Class A	68,909	22,021
	Ecolab Inc.	97,593	21,873
	Northrop Grumman Corp.	61,169	21,681
	Freeport-McMoRan Inc.	570,287	21,506
	Emerson Electric Co.	233,348	21,116
	NXP Semiconductors NV	109,687	21,116
	HCA Healthcare Inc.	104,266	20,964
*	Twilio Inc. Class A	56,720	20,862
	Moody's Corp.	63,578	20,772
	Dollar General Corp.	95,886	20,592
*	Moderna Inc.	112,266	20,075
	KLA Corp.	62,400	19,678
	MetLife Inc.	295,035	18,773
	General Dynamics Corp.	98,563	18,750
*	Align Technology Inc.	30,833	18,362
*	Regeneron Pharmaceuticals Inc.	38,058	18,317
*	IDEXX Laboratories Inc.	33,335	18,301
	Dow Inc.	292,398	18,275
	Roper Technologies Inc.	40,741	18,188
	Ross Stores Inc.	138,092	18,082
*	Ford Motor Co.	1,531,616	17,675
	Johnson Controls International plc	283,372	17,665
	Kimberly-Clark Corp.	132,461	17,660
	HP Inc.	516,504	17,618
*	IQVIA Holdings Inc.	74,492	17,483
	TE Connectivity Ltd.	128,943	17,339
*	Workday Inc. Class A	70,140	17,325
	Exelon Corp.	383,513	17,235
	American Electric Power Co. Inc.	194,261	17,233
	L3Harris Technologies Inc.	82,041	17,165
	Baxter International Inc.	199,325	17,080
*	Twitter Inc.	305,996	16,897
	EOG Resources Inc.	229,213	16,879
	Digital Realty Trust Inc.	109,263	16,860
	IHS Markit Ltd.	156,294	16,814
	Cognizant Technology Solutions Corp. Class A	208,669	16,777
	Public Storage	58,985	16,584
*	Chipotle Mexican Grill Inc. Class A	10,984	16,388
	DuPont de Nemours Inc.	212,503	16,386
	American International Group Inc.	337,240	16,339
	Trane Technologies plc	93,512	16,255
	Sysco Corp.	190,990	16,183
	Amphenol Corp. Class A	238,157	16,037
*	Biogen Inc.	59,702	15,960
	Agilent Technologies Inc.	119,022	15,906

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	PPG Industries Inc.	92,740	15,881
*	DocuSign Inc. Class A	71,200	15,873
	Electronic Arts Inc.	111,613	15,858
	T Rowe Price Group Inc.	88,414	15,844
	Parker-Hannifin Corp.	50,429	15,825
*	Marriott International Inc. Class A	106,281	15,785
	Sempra Energy	113,584	15,626
	Prudential Financial Inc.	155,380	15,594
	Bank of New York Mellon Corp.	312,384	15,582
	Simon Property Group Inc.	127,898	15,570
	MSCI Inc. Class A	31,504	15,304
	Travelers Cos. Inc.	98,906	15,297
*	O'Reilly Automotive Inc.	27,591	15,255
*	Veeva Systems Inc. Class A	53,937	15,235
*	Aptiv plc	105,857	15,232
	Constellation Brands Inc. Class A	63,321	15,217
	Microchip Technology Inc.	100,670	15,130
	Walgreens Boots Alliance Inc.	283,211	15,039
	Schlumberger NV	554,947	15,011
	Allstate Corp.	118,106	14,976
*	Lululemon Athletica Inc.	44,655	14,971
	Carrier Global Corp.	342,207	14,913
*	Synopsys Inc.	59,715	14,753
*	Roku Inc.	42,875	14,705
	Xcel Energy Inc.	204,970	14,614
	General Mills Inc.	238,669	14,525
	Cummins Inc.	57,612	14,521
*	Cadence Design Systems Inc.	109,818	14,471
	Zimmer Biomet Holdings Inc.	81,479	14,435
	Corteva Inc.	295,318	14,400
	Marathon Petroleum Corp.	257,833	14,348
	eBay Inc.	256,120	14,289
	Aflac Inc.	265,732	14,278
*	Alexion Pharmaceuticals Inc.	83,590	14,100
	Yum! Brands Inc.	117,758	14,074
	International Flavors & Fragrances Inc.	98,829	14,051
*	DexCom Inc.	36,327	14,026
*	Hilton Worldwide Holdings Inc.	108,793	14,002
	Phillips 66	173,032	14,000
*	Monster Beverage Corp.	144,144	13,989
*	Centene Corp.	226,360	13,975
	Discover Financial Services	121,067	13,802
	Archer-Daniels-Midland Co.	218,395	13,787
	Marvell Technology Inc.	304,791	13,780
*	Match Group Inc.	88,499	13,773
	Newmont Corp. (XNYS)	216,354	13,503
*	Palo Alto Networks Inc.	37,425	13,226
*	Spotify Technology SA	52,434	13,220
	Otis Worldwide Corp.	169,218	13,177
*	AutoZone Inc.	8,985	13,155
	Kinder Morgan Inc.	769,056	13,112
*	CoStar Group Inc.	15,304	13,076
	Corning Inc.	295,645	13,070
	Willis Towers Watson plc	50,474	13,066
	SBA Communications Corp. Class A	43,479	13,032
	DR Horton Inc.	130,835	12,860
*	Crowdstrike Holdings Inc. Class A	61,055	12,731
	Paychex Inc.	130,498	12,722
*	TransDigm Group Inc.	20,692	12,700
	Motorola Solutions Inc.	66,933	12,603
	Public Service Enterprise Group Inc.	197,961	12,503

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Welltower Inc.	166,550	12,496
	Stanley Black & Decker Inc.	60,290	12,466
	First Republic Bank	67,947	12,451
*	ANSYS Inc.	33,965	12,420
	Pioneer Natural Resources Co.	80,271	12,348
	Xilinx Inc.	96,420	12,338
*	Okta Inc.	45,572	12,291
*	Atlassian Corp. plc Class A	51,594	12,257
*	SVB Financial Group	21,273	12,165
	AMETEK Inc.	89,718	12,106
	Ameriprise Financial Inc.	46,788	12,090
	Rockwell Automation Inc.	45,733	12,085
	WEC Energy Group Inc.	123,828	12,032
	Cintas Corp.	34,833	12,022
	KKR & Co. Inc.	212,334	12,014
*	Mettler-Toledo International Inc.	9,130	11,991
*	Trade Desk Inc. Class A	16,340	11,917
	Valero Energy Corp.	161,070	11,913
	PACCAR Inc.	132,342	11,895
	Fastenal Co.	226,023	11,816
	Skyworks Solutions Inc.	65,080	11,801
	Williams Cos. Inc.	483,204	11,771
	McKesson Corp.	62,646	11,750
	Eversource Energy	135,693	11,699
	Verisk Analytics Inc. Class A	62,155	11,698
	State Street Corp.	139,079	11,676
	Ball Corp.	124,643	11,672
	Weyerhaeuser Co.	299,829	11,624
	Fifth Third Bancorp	282,738	11,462
	Lennar Corp. Class A	109,442	11,338
*	CBRE Group Inc. Class A	132,928	11,325
	VF Corp.	127,558	11,182
	American Water Works Co. Inc.	71,049	11,083
	Equifax Inc.	48,349	11,083
	Equity Residential	146,980	10,910
	Kroger Co.	297,822	10,882
*	Fortinet Inc.	53,013	10,827
	AvalonBay Communities Inc.	55,861	10,725
*	Keysight Technologies Inc.	74,150	10,704
	Arthur J Gallagher & Co.	73,551	10,661
*	Dollar Tree Inc.	92,700	10,651
	ResMed Inc.	56,500	10,620
	LyondellBasell Industries NV Class A	102,138	10,596
*	Pinterest Inc. Class A	158,770	10,538
	DTE Energy Co.	75,240	10,535
	Best Buy Co. Inc.	90,595	10,533
	Kraft Heinz Co.	254,149	10,494
	Kansas City Southern	35,773	10,453
*	Liberty Broadband Corp. Class C	64,016	10,417
	Consolidated Edison Inc.	133,536	10,337
	Yum China Holdings Inc.	163,618	10,295
	Realty Income Corp.	148,733	10,285
	Synchrony Financial	233,530	10,215
*	Dell Technologies Class C	103,606	10,188
*	Laboratory Corp. of America Holdings	38,220	10,162
	CDW Corp.	56,974	10,160
*	Copart Inc.	81,339	10,128
*	Zebra Technologies Corp. Class A	20,721	10,106
	Maxim Integrated Products Inc.	106,227	9,985
	Old Dominion Freight Line Inc.	38,695	9,976
*	Peloton Interactive Inc. Class A	101,169	9,950

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	RingCentral Inc. Class A	31,105	9,921
	Nucor Corp.	119,976	9,869
	West Pharmaceutical Services Inc.	29,783	9,784
*	EPAM Systems Inc.	21,303	9,751
	Keurig Dr Pepper Inc.	271,404	9,730
	Alexandria Real Estate Equities Inc.	53,691	9,723
*	Expedia Group Inc.	54,531	9,610
	Hershey Co.	57,343	9,421
	Vulcan Materials Co.	52,644	9,383
*	Etsy Inc.	46,949	9,333
*	FleetCor Technologies Inc.	32,411	9,325
*	United Rentals Inc.	29,047	9,294
	Hartford Financial Services Group Inc.	140,519	9,269
	ONEOK Inc.	176,565	9,241
	Cerner Corp.	122,341	9,182
	Clorox Co.	50,081	9,140
	ViacomCBS Inc. Class B	220,482	9,044
	International Paper Co.	155,535	9,021
	McCormick & Co. Inc.	98,037	8,859
	PPL Corp.	302,104	8,800
	Tyson Foods Inc. Class A	113,625	8,800
	Martin Marietta Materials Inc.	24,900	8,793
*	HubSpot Inc.	16,690	8,786
	Tractor Supply Co.	46,242	8,721
*	VeriSign Inc.	39,788	8,704
*	CarMax Inc.	65,319	8,703
*	Qorvo Inc.	46,221	8,697
	Republic Services Inc. Class A	81,550	8,669
	Northern Trust Corp.	76,163	8,667
	Entergy Corp.	79,061	8,641
	Hewlett Packard Enterprise Co.	537,797	8,616
*	Western Digital Corp.	121,295	8,567
	Church & Dwight Co. Inc.	99,467	8,528
	Occidental Petroleum Corp.	332,388	8,429
	Teradyne Inc.	67,331	8,422
	KeyCorp.	386,967	8,420
	Ventas Inc.	151,763	8,417
*	Burlington Stores Inc.	25,784	8,414
	Dover Corp.	56,372	8,410
*	Trimble Inc.	102,387	8,396
	Regions Financial Corp.	384,729	8,387
	Edison International	140,384	8,346
*	Wayfair Inc. Class A	28,101	8,306
	Fortive Corp.	116,673	8,263
*	Novocure Ltd.	40,444	8,255
	Ameren Corp.	96,982	8,228
	Hess Corp.	109,671	8,172
*	Slack Technologies Inc. Class A	192,392	8,157
	FirstEnergy Corp.	214,669	8,140
	Garmin Ltd.	59,216	8,127
*	Las Vegas Sands Corp.	132,466	8,115
	M&T Bank Corp.	51,167	8,069
*	Splunk Inc.	63,751	8,059
	Invitation Homes Inc.	229,581	8,049
	TransUnion	76,565	8,008
*	Yandex NV Class A	121,724	7,979
*	Take-Two Interactive Software Inc.	45,378	7,958
	Xylem Inc.	71,661	7,929
	Seagate Technology plc	85,204	7,910
	Cooper Cos. Inc.	19,243	7,907
	Citizens Financial Group Inc.	170,542	7,893

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Generac Holdings Inc.	24,310	7,875
	Teleflex Inc.	18,631	7,871
*	Insulet Corp.	26,412	7,797
	Extra Space Storage Inc.	52,292	7,775
*	Exact Sciences Corp.	58,934	7,769
	MGM Resorts International	190,580	7,760
	Ally Financial Inc.	150,380	7,737
	Darden Restaurants Inc.	52,666	7,727
	Albemarle Corp.	45,650	7,677
	Essex Property Trust Inc.	26,153	7,598
*	Paycom Software Inc.	19,712	7,577
	Healthpeak Properties Inc.	219,552	7,539
	Expeditors International of Washington Inc.	68,599	7,536
	WW Grainger Inc.	17,333	7,515
*	Horizon Therapeutics plc	79,010	7,476
*	IAC/Inter Active Corp.	29,244	7,412
*	Zillow Group Inc. Class C	56,909	7,405
	AES Corp.	266,146	7,404
*	Coupa Software Inc.	27,359	7,361
*	Arista Networks Inc.	23,346	7,358
	Broadridge Financial Solutions Inc.	46,289	7,343
*	Teladoc Health Inc.	42,523	7,329
	Nasdaq Inc.	45,342	7,325
*	Waters Corp.	24,426	7,325
*	Catalent Inc.	64,999	7,310
*	Charles River Laboratories International Inc.	21,930	7,291
	Conagra Brands Inc.	196,475	7,287
	STERIS plc	34,446	7,269
	Mid-America Apartment Communities Inc.	46,113	7,255
*	Seagen Inc.	50,153	7,210
	Avery Dennison Corp.	33,625	7,201
	CMS Energy Corp.	111,767	7,197
	Celanese Corp. Class A	45,934	7,196
*	Cheniere Energy Inc.	92,765	7,191
*	Ulta Beauty Inc.	21,821	7,187
	Sun Communities Inc.	43,069	7,185
	MarketAxess Holdings Inc.	14,641	7,152
	Cardinal Health Inc.	118,179	7,131
	AmerisourceBergen Corp. Class A	58,847	7,109
	Halliburton Co.	362,775	7,096
*	Caesars Entertainment Inc.	72,138	7,058
	Principal Financial Group Inc.	110,478	7,056
	Quest Diagnostics Inc.	53,314	7,031
	Omnicom Group Inc.	85,060	6,997
*	Viatris Inc.	525,674	6,991
	Duke Realty Corp.	149,094	6,936
	NetApp Inc.	92,777	6,930
	VICI Properties Inc.	218,481	6,926
	Genuine Parts Co.	55,334	6,915
*	Zendesk Inc.	47,262	6,907
*	Akamai Technologies Inc.	63,279	6,878
	Royal Caribbean Cruises Ltd.	78,673	6,841
	Jacobs Engineering Group Inc.	51,188	6,839
*	Ingersoll Rand Inc.	138,359	6,836
	Boston Properties Inc.	62,145	6,796
*	Tyler Technologies Inc.	15,981	6,790
*	Gartner Inc.	34,645	6,786
*	DraftKings Inc. Class A	119,628	6,778
	IDEX Corp.	30,171	6,764
*	Hologic Inc.	102,941	6,748
	Cincinnati Financial Corp.	59,791	6,737

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	NVR Inc.	1,342	6,734
	Eastman Chemical Co.	57,903	6,681
	Bio-Techne Corp.	15,610	6,673
*	Carnival Corp.	238,564	6,670
	Domino's Pizza Inc.	15,627	6,600
	SS&C Technologies Holdings Inc.	88,700	6,583
*	Teledyne Technologies Inc.	14,680	6,573
	Pool Corp.	15,490	6,545
*	ON Semiconductor Corp.	167,423	6,530
	PulteGroup Inc.	110,270	6,519
	Masco Corp.	102,009	6,516
*	Avantor Inc.	202,770	6,497
	Raymond James Financial Inc.	49,552	6,480
	Monolithic Power Systems Inc.	17,928	6,479
*	Alnylam Pharmaceuticals Inc.	46,020	6,472
*	Markel Corp.	5,486	6,454
*	Incyte Corp.	75,210	6,421
*	Arch Capital Group Ltd.	160,488	6,373
*	Carvana Co. Class A	22,245	6,346
	FMC Corp.	52,517	6,210
	Huntington Bancshares Inc.	403,675	6,184
	Kellogg Co.	98,940	6,176
	Entegris Inc.	54,514	6,137
	Newmont Corp.	98,329	6,134
	Citrix Systems Inc.	49,489	6,129
*	L Brands Inc.	92,905	6,122
*	Nuance Communications Inc.	114,673	6,097
*	Wix.com Ltd.	19,153	6,088
*	MongoDB Inc.	20,366	6,058
	Whirlpool Corp.	25,525	6,035
*	Molina Healthcare Inc.	23,527	6,002
	Westinghouse Air Brake Technologies Corp.	73,044	5,995
	Textron Inc.	92,738	5,957
*	Fair Isaac Corp.	11,399	5,944
	Westrock Co.	106,574	5,942
*	Enphase Energy Inc.	42,550	5,925
*	PG&E Corp.	522,533	5,915
	Evergy Inc.	92,320	5,906
*	GoDaddy Inc. Class A	67,942	5,899
	PerkinElmer Inc.	45,471	5,894
	DENTSPLY SIRONA Inc.	87,153	5,884
*	Elanco Animal Health Inc.	184,846	5,861
	Fortune Brands Home & Security Inc.	55,766	5,854
*	ABIOMED Inc.	18,240	5,850
	Cognex Corp.	67,916	5,849
	J M Smucker Co.	44,190	5,788
*	Novavax Inc.	24,387	5,778
	Diamondback Energy Inc.	70,406	5,754
	Alliant Energy Corp.	102,401	5,752
	Crown Holdings Inc.	52,362	5,749
	JB Hunt Transport Services Inc.	33,638	5,742
*	BioMarin Pharmaceutical Inc.	73,583	5,734
*	LKQ Corp.	122,340	5,715
	Royalty Pharma plc Class A	128,948	5,674
	Signature Bank	22,367	5,626
	Devon Energy Corp.	240,123	5,614
*	Lyft Inc. Class A	99,923	5,562
	UDR Inc.	119,690	5,560
	Equitable Holdings Inc.	161,747	5,537
	Lumen Technologies Inc.	431,597	5,537
*	Penn National Gaming Inc.	62,117	5,536

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	PTC Inc.	42,182	5,523
	Leidos Holdings Inc.	54,274	5,497
*	Zscaler Inc.	29,139	5,468
*	Howmet Aerospace Inc.	170,561	5,451
	Quanta Services Inc.	56,266	5,438
	Advance Auto Parts Inc.	27,114	5,427
*	Tapestry Inc.	113,256	5,419
*	Bio-Rad Laboratories Inc. Class A	8,599	5,418
	Packaging Corp. of America	36,517	5,392
*	Wynn Resorts Ltd.	41,732	5,358
	Baker Hughes Co. Class A	266,414	5,350
	Annaly Capital Management Inc.	587,113	5,331
	Brown-Forman Corp. Class B	69,691	5,316
	Medical Properties Trust Inc.	240,201	5,296
	Vail Resorts Inc.	16,283	5,295
	CH Robinson Worldwide Inc.	54,480	5,289
	Williams-Sonoma Inc.	30,926	5,281
*	StoneCo. Ltd. Class A	81,460	5,266
	Fox Corp. Class A	140,412	5,254
	Host Hotels & Resorts Inc.	289,072	5,250
*	Datadog Inc. Class A	61,071	5,238
*	SolarEdge Technologies Inc.	19,763	5,208
*	Guardant Health Inc.	32,736	5,204
	Snap-on Inc.	21,772	5,173
	WP Carey Inc.	68,841	5,156
	Hasbro Inc.	51,767	5,148
	Atmos Energy Corp.	49,190	5,096
	CenterPoint Energy Inc.	207,901	5,092
*	Trex Co. Inc.	47,120	5,088
	Jack Henry & Associates Inc.	31,116	5,067
	Allegion plc	37,647	5,059
	Interpublic Group of Cos. Inc.	158,864	5,044
	Hormel Foods Corp.	108,887	5,031
	Lincoln National Corp.	78,398	5,028
	Fidelity National Financial Inc.	110,176	5,026
	FactSet Research Systems Inc.	14,932	5,020
	Toro Co.	43,396	4,973
*	Check Point Software Technologies Ltd.	42,546	4,970
*,1	VMware Inc. Class A	30,831	4,959
	Equity LifeStyle Properties Inc.	71,195	4,941
	Mosaic Co.	139,756	4,917
	Loews Corp.	88,141	4,914
	RPM International Inc.	51,770	4,910
	Nordson Corp.	23,181	4,901
	Graco Inc.	63,767	4,897
*	XPO Logistics Inc.	35,163	4,892
*	Avalara Inc.	34,140	4,838
	Lamb Weston Holdings Inc.	59,880	4,820
	Brown & Brown Inc.	90,302	4,802
	Camden Property Trust	39,642	4,776
	BorgWarner Inc. (XNYS)	98,042	4,763
	LPL Financial Holdings Inc.	30,390	4,762
*	F5 Networks Inc.	25,413	4,746
	Bunge Ltd.	56,189	4,743
	NortonLifeLock Inc.	219,152	4,736
*	Five9 Inc.	25,147	4,727
	Hubbell Inc. Class B	24,568	4,717
*	Masimo Corp.	20,249	4,711
	Lear Corp.	25,427	4,675
*	Live Nation Entertainment Inc.	57,099	4,675
*	Five Below Inc.	23,120	4,653

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Iron Mountain Inc.	115,886	4,649
*	Mohawk Industries Inc.	22,481	4,620
*	RH	6,699	4,609
*	Bill.Com Holdings Inc.	29,736	4,598
*	Plug Power Inc.	160,842	4,586
	Cboe Global Markets Inc.	43,893	4,581
	Coca-Cola European Partners plc	80,168	4,555
*	ICON plc	20,971	4,550
	VEREIT Inc.	94,759	4,533
	Lennox International Inc.	13,506	4,529
*	Chegg Inc.	50,106	4,526
	Everest Re Group Ltd.	16,318	4,519
	Essential Utilities Inc.	95,757	4,513
*	Discovery Inc. Class C	139,646	4,512
*	Cree Inc.	45,319	4,506
*	Darling Ingredients Inc.	64,626	4,488
*	Ceridian HCM Holding Inc.	47,411	4,479
	Booz Allen Hamilton Holding Corp. Class A	53,924	4,473
*	Repligen Corp.	21,130	4,473
*	10X Genomics Inc. Class A	22,532	4,457
	Steel Dynamics Inc.	82,070	4,450
*	DISH Network Corp. Class A	99,339	4,449
	Universal Health Services Inc. Class B	29,862	4,432
*	Farfetch Ltd. Class A	90,120	4,415
	Pentair plc	68,418	4,414
*	Black Knight Inc.	60,891	4,410
	Globe Life Inc.	43,032	4,410
	W R Berkley Corp.	55,112	4,394
	Gentex Corp.	124,847	4,392
*	Norwegian Cruise Line Holdings Ltd.	140,592	4,365
	East West Bancorp Inc.	57,104	4,348
*	Henry Schein Inc.	59,778	4,334
	Owens Corning	44,587	4,316
*	Floor & Decor Holdings Inc. Class A	38,878	4,312
	Comerica Inc.	56,918	4,278
*	Boston Beer Co. Inc. Class A	3,513	4,274
	Western Union Co.	165,329	4,259
	Reliance Steel & Aluminum Co.	26,549	4,256
	CF Industries Holdings Inc.	86,944	4,228
*,1	CureVac NV	36,158	4,228
	Invesco Ltd.	156,539	4,227
	Regency Centers Corp.	65,847	4,192
	Western Alliance Bancorp	39,696	4,171
*	PRA Health Sciences Inc.	24,694	4,121
	NiSource Inc.	157,841	4,107
	Gaming and Leisure Properties Inc.	88,274	4,104
	American Homes 4 Rent Class A	109,070	4,040
*	Penumbra Inc.	13,170	4,030
	News Corp. Class A	153,696	4,026
	MKS Instruments Inc.	22,460	4,023
	Newell Brands Inc.	147,995	3,990
	Carlisle Cos. Inc.	20,704	3,968
	Molson Coors Beverage Co. Class B	72,129	3,963
	Pinnacle West Capital Corp.	46,515	3,938
*	Middleby Corp.	21,694	3,934
*	Zynga Inc. Class A	359,597	3,891
	First Horizon Corp.	212,472	3,886
	Scotts Miracle-Gro Co.	16,771	3,877
	Cable One Inc.	2,160	3,866
	Lithia Motors Inc. Class A	10,012	3,848
*	Jones Lang LaSalle Inc.	20,432	3,839

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Jazz Pharmaceuticals plc	23,311	3,832
*	Builders FirstSource Inc.	78,590	3,825
	Amdocs Ltd.	49,833	3,824
*	Proofpoint Inc.	22,127	3,808
	AptarGroup Inc.	25,186	3,798
*	Globant SA	16,530	3,788
	Robert Half International Inc.	43,219	3,786
	Genpact Ltd.	79,525	3,780
	Apollo Global Management Inc. Class A	67,887	3,759
*	Axon Enterprise Inc.	24,758	3,754
	Nielsen Holdings plc	146,227	3,751
*	Liberty Global plc Class C	138,250	3,741
*	Cloudflare Inc. Class A	43,922	3,722
	Assurant Inc.	23,875	3,715
*	Guidewire Software Inc.	35,115	3,705
*	Neurocrine Biosciences Inc.	39,176	3,702
	Zions Bancorp NA	66,228	3,696
	Credicorp Ltd.	30,956	3,696
	Universal Display Corp.	16,516	3,694
	RenaissanceRe Holdings Ltd.	21,855	3,689
*	AECOM	55,501	3,687
	Service Corp. International	68,817	3,678
	AGCO Corp.	25,203	3,678
	Watsco Inc.	12,553	3,676
*	Alleghany Corp.	5,406	3,671
*	Dynatrace Inc.	70,381	3,663
*	Deckers Outdoor Corp.	10,774	3,644
*	Amedisys Inc.	13,494	3,641
	Kohl's Corp.	61,806	3,626
	Americold Realty Trust	89,703	3,623
	CyrusOne Inc.	49,626	3,614
	Campbell Soup Co.	75,668	3,613
	ITT Inc.	38,121	3,595
	NRG Energy Inc.	100,189	3,589
	AGNC Investment Corp.	199,997	3,586
*	Southwest Airlines Co.	57,054	3,582
	UGI Corp.	81,679	3,570
*	U.S. Foods Holding Corp	86,063	3,568
*	Autoliv Inc.	35,109	3,534
	Reinsurance Group of America Inc.	27,052	3,531
*	WEX Inc.	17,169	3,523
*	Bright Horizons Family Solutions Inc.	24,309	3,521
	Juniper Networks Inc.	137,349	3,487
	HEICO Corp. Class A	27,543	3,478
	Federal Realty Investment Trust	30,726	3,467
	Marathon Oil Corp.	307,038	3,457
	Kimco Realty Corp.	164,528	3,455
*	Arrow Electronics Inc.	30,216	3,447
	Aramark	88,663	3,446
	A O Smith Corp.	50,860	3,446
	American Financial Group Inc.	28,028	3,444
*	Sensata Technologies Holding plc	59,582	3,440
*	Berry Global Group Inc.	54,027	3,437
	Commerce Bancshares Inc.	43,954	3,420
	STORE Capital Corp.	95,331	3,412
*	Altice USA Inc. Class A	93,776	3,405
	Targa Resources Corp.	97,431	3,380
	Rollins Inc.	90,521	3,375
*	United Therapeutics Corp.	16,729	3,372
	Jabil Inc.	64,309	3,371
	Voya Financial Inc.	49,699	3,371

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Flex Ltd.	193,344	3,364
	Brunswick Corp.	31,303	3,353
*	Manhattan Associates Inc.	24,370	3,345
	Churchill Downs Inc.	15,805	3,343
	CubeSmart	78,898	3,341
*	Delta Air Lines Inc.	71,181	3,340
	Lamar Advertising Co. Class A	33,669	3,335
	DXC Technology Co.	101,146	3,329
	Vistra Corp.	197,004	3,323
*	Ciena Corp.	65,786	3,320
	Omega Healthcare Investors Inc.	87,275	3,316
*	Aspen Technology Inc.	25,267	3,306
*	DaVita Inc.	28,242	3,291
	Huntington Ingalls Industries Inc.	15,464	3,283
	Oshkosh Corp.	26,345	3,278
	Encompass Health Corp.	38,407	3,259
	HEICO Corp.	23,130	3,257
*	Anaplan Inc.	54,421	3,246
*	PVH Corp.	28,599	3,237
	Vornado Realty Trust	70,677	3,233
	Kilroy Realty Corp.	47,111	3,229
*	Natera Inc.	29,255	3,219
*	Cleveland-Cliffs Inc.	180,133	3,217
*	PagSeguro Digital Ltd. Class A	69,536	3,181
	Donaldson Co. Inc.	50,363	3,167
*	IAA Inc.	50,326	3,161
*	CRISPR Therapeutics AG	24,045	3,156
*	Zillow Group Inc. Class A	23,645	3,153
	Polaris Inc.	22,397	3,136
*	XP Inc. Class A	79,145	3,134
*	Elastic NV	25,951	3,130
	Franklin Resources Inc.	104,126	3,124
*	Exelixis Inc.	126,843	3,123
*	Sunrun Inc.	63,542	3,114
*	Capri Holdings Ltd.	56,412	3,107
*	Syneos Health Inc.	36,515	3,098
*	SiteOne Landscape Supply Inc.	17,182	3,082
	Casey's General Stores Inc.	13,850	3,077
	People's United Financial Inc.	169,061	3,065
*	TopBuild Corp.	13,652	3,036
*	Performance Food Group Co.	51,598	3,029
	Hill-Rom Holdings Inc.	27,470	3,028
	APA Corp.	151,395	3,028
*	Freshpet Inc.	16,327	3,018
	National Retail Properties Inc.	65,012	3,018
	FLIR Systems Inc.	50,080	3,003
	Thor Industries Inc.	21,117	2,990
	Lincoln Electric Holdings Inc.	23,320	2,986
	Chemed Corp.	6,210	2,960
*	Arrowhead Pharmaceuticals Inc.	40,556	2,951
	Littelfuse Inc.	11,120	2,949
	Brooks Automation Inc.	28,971	2,936
*	AerCap Holdings NV	50,327	2,932
	Harley-Davidson Inc.	60,520	2,927
	Popular Inc.	39,316	2,908
	New York Times Co. Class A	63,901	2,902
	Sealed Air Corp.	58,409	2,885
*	Redfin Corp.	40,725	2,883
	Affiliated Managers Group Inc.	17,867	2,880
*,1	Beyond Meat Inc.	21,870	2,880
	Hanesbrands Inc.	136,684	2,879

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Curtiss-Wright Corp.	22,497	2,877
*	Euronet Worldwide Inc.	20,041	2,874
*	Ultragenyx Pharmaceutical Inc.	25,710	2,870
	SEI Investments Co.	46,509	2,858
	Leggett & Platt Inc.	57,464	2,854
*	Liberty Media Corp.- Liberty SiriusXM Class C	63,083	2,853
*	IPG Photonics Corp.	13,122	2,849
*	Liberty Media Corp.-Liberty Formula One Class C	60,543	2,842
	First Financial Bankshares Inc.	57,270	2,811
	Tempur Sealy International Inc.	73,358	2,798
	Texas Roadhouse Inc. Class A	26,068	2,790
	Jefferies Financial Group Inc.	85,738	2,787
*	First Solar Inc.	36,312	2,779
*	Mattel Inc.	129,261	2,774
	Tetra Tech Inc.	21,715	2,771
*	Paylocity Holding Corp.	14,334	2,770
*	Acceleron Pharma Inc.	22,140	2,767
	First American Financial Corp.	42,851	2,764
	Royal Gold Inc.	24,656	2,758
	SLM Corp.	140,227	2,757
	Rexford Industrial Realty Inc.	49,609	2,756
*	Envista Holdings Corp.	63,574	2,751
*	Mirati Therapeutics Inc.	16,533	2,748
*	PPD Inc.	59,475	2,748
	Woodward Inc.	21,893	2,737
*	Post Holdings Inc.	24,011	2,732
	Toll Brothers Inc.	43,329	2,717
	Tradeweb Markets Inc. Class A	33,382	2,713
	TCF Financial Corp.	59,539	2,710
*	Smartsheet Inc. Class A	45,314	2,687
*	Axalta Coating Systems Ltd.	83,940	2,677
	Synovus Financial Corp.	57,011	2,672
	Louisiana-Pacific Corp.	40,496	2,668
	OGE Energy Corp.	79,406	2,665
*	Marriott Vacations Worldwide Corp.	14,993	2,663
*	Alcoa Corp.	72,651	2,662
	Sonoco Products Co.	40,510	2,652
*	YETI Holdings Inc.	30,995	2,648
	MDU Resources Group Inc.	79,086	2,646
	Olin Corp.	61,444	2,644
	Apartment Income REIT Corp.	58,192	2,627
	Healthcare Trust of America Inc. Class A	89,338	2,624
	ManpowerGroup Inc.	21,683	2,621
	Landstar System Inc.	15,146	2,609
	Life Storage Inc.	27,138	2,607
*	Skechers USA Inc. Class A	53,755	2,607
	Wyndham Hotels & Resorts Inc.	35,585	2,602
	Starwood Property Trust Inc.	100,621	2,598
	Bruker Corp.	37,817	2,591
*	Crocs Inc.	25,873	2,590
*	Fate Therapeutics Inc.	29,599	2,587
	Old Republic International Corp.	104,940	2,584
*	Stericycle Inc.	33,833	2,581
	EMCOR Group Inc.	21,528	2,579
	Sirius XM Holdings Inc.	422,809	2,579
*	Planet Fitness Inc. Class A	30,663	2,575
	Acuity Brands Inc.	13,812	2,562
*	Lumentum Holdings Inc.	29,995	2,551
*	II-VI Inc.	37,963	2,549
	Stifel Financial Corp.	36,812	2,547
*	Digital Turbine Inc.	33,655	2,539

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Lattice Semiconductor Corp.	50,443	2,538
	Brixmor Property Group Inc.	113,460	2,535
*	Athene Holding Ltd. Class A	42,477	2,535
	Prosperity Bancshares Inc.	34,443	2,527
	Ingredion Inc.	27,045	2,526
*	CACI International Inc. Class A	9,865	2,514
	BWX Technologies Inc.	37,424	2,504
	American Campus Communities Inc.	55,018	2,487
	Valley National Bancorp	180,064	2,479
*	Omnicell Inc.	17,052	2,473
*	Terminix Global Holdings Inc.	48,528	2,470
*	Fox Factory Holding Corp.	16,110	2,469
	Cimarex Energy Co.	37,268	2,467
*	Twist Bioscience Corp.	18,388	2,467
*	Concentrix Corp.	15,838	2,461
	Cullen/Frost Bankers Inc.	20,477	2,458
*	Halozyme Therapeutics Inc.	49,164	2,456
	CNO Financial Group Inc.	95,921	2,449
*	STAAR Surgical Co.	17,846	2,445
	Cabot Oil & Gas Corp.	146,514	2,442
*	Tenet Healthcare Corp.	40,800	2,418
	CDK Global Inc.	44,995	2,411
*	Coherent Inc.	9,264	2,409
*	BJ's Wholesale Club Holdings Inc.	53,800	2,403
*	LHC Group Inc.	11,486	2,392
	Pinnacle Financial Partners Inc.	27,235	2,387
*	Inspire Medical Systems Inc.	9,998	2,368
	South State Corp.	28,084	2,368
	NOV Inc.	158,081	2,363
	Dolby Laboratories Inc. Class A	23,273	2,362
	Rexnord Corp.	47,284	2,361
	Advanced Drainage Systems Inc.	21,071	2,353
	Janus Henderson Group plc	68,378	2,352
*	Grubhub Inc.	34,469	2,345
*	Dropbox Inc. Class A	91,124	2,342
	First Industrial Realty Trust Inc.	46,897	2,334
*	HealthEquity Inc.	30,679	2,331
	Glacier Bancorp Inc.	39,464	2,326
*	Ionis Pharmaceuticals Inc.	54,326	2,326
	Primerica Inc.	14,556	2,326
*	NCR Corp.	50,795	2,324
	Ralph Lauren Corp. Class A	17,438	2,324
	MSA Safety Inc.	14,434	2,320
	U.S. Steel Corp.	100,824	2,320
	Nexstar Media Group Inc. Class A	15,703	2,315
	Knight-Swift Transportation Holdings Inc.	48,926	2,305
	Essent Group Ltd.	43,699	2,298
*	Eagle Materials Inc.	16,630	2,297
*	Chart Industries Inc.	14,293	2,296
	CoreLogic Inc.	28,814	2,296
	Douglas Emmett Inc.	68,437	2,295
*	Boyd Gaming Corp.	34,373	2,274
	Perrigo Co. plc	54,574	2,272
	MAXIMUS Inc.	24,762	2,269
*	Saia Inc.	9,664	2,266
	Foot Locker Inc.	38,406	2,265
*	Varonis Systems Inc.	42,749	2,264
	Huntsman Corp.	78,788	2,259
	Gap Inc.	68,129	2,255
	EastGroup Properties Inc.	14,167	2,248
	UMB Financial Corp.	23,034	2,235

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	NeoGenomics Inc.	45,177	2,213
	Interactive Brokers Group Inc. Class A	30,881	2,209
*	Liberty Global plc Class A	82,040	2,207
*	MasTec Inc.	21,115	2,204
*	Blackline Inc.	18,976	2,202
	KBR Inc.	55,671	2,202
*	Silicon Laboratories Inc.	15,599	2,199
*	Change Healthcare Inc.	95,757	2,198
*	Tandem Diabetes Care Inc.	23,904	2,197
*	AutoNation Inc.	21,279	2,181
	STAG Industrial Inc.	59,654	2,178
*	TG Therapeutics Inc.	48,713	2,178
	Southern Copper Corp.	31,339	2,175
*	Oak Street Health Inc.	35,247	2,172
	Regal Beloit Corp.	14,982	2,164
	New York Community Bancorp Inc. (XNYS)	179,988	2,153
*	Clarivate Analytics plc	76,871	2,147
	Morningstar Inc.	8,069	2,138
	Unum Group	75,543	2,135
	Ares Management Corp. Class A	40,570	2,131
*	Pacific Biosciences of California Inc.	71,349	2,130
*	Nevro Corp.	12,310	2,127
	Valvoline Inc.	67,566	2,122
*	Bridgebio Pharma Inc.	37,854	2,117
*	Blueprint Medicines Corp.	21,942	2,113
*	Sarepta Therapeutics Inc.	29,805	2,111
*	Acadia Healthcare Co. Inc.	34,636	2,110
	HollyFrontier Corp.	60,202	2,107
	CMC Materials Inc.	11,483	2,106
	MGIC Investment Corp.	137,008	2,088
	Fox Corp. Class B	57,284	2,084
	Science Applications International Corp.	23,292	2,083
	Evercore Inc. Class A	14,815	2,076
*	Q2 Holdings Inc.	19,951	2,075
*	EQT Corp.	108,545	2,073
*	ASGN Inc.	19,705	2,073
	Park Hotels & Resorts Inc.	92,786	2,070
	Alliance Data Systems Corp.	17,557	2,069
*	Fiverr International Ltd.	9,850	2,049
	Associated Banc-Corp.	93,521	2,047
	First Citizens BancShares Inc. Class A	2,354	2,042
	Spirit Realty Capital Inc.	42,910	2,040
*	Teradata Corp.	41,213	2,039
	Vertiv Holdings Co. Class A	89,322	2,028
	Hanover Insurance Group Inc.	14,611	2,021
*	Macy's Inc.	121,900	2,021
	Highwoods Properties Inc.	45,106	2,020
	Travel + Leisure Co.	31,172	2,012
*	CyberArk Software Ltd.	14,303	2,010
	Ashland Global Holdings Inc.	23,302	2,009
	SL Green Realty Corp.	27,122	2,007
	Cousins Properties Inc.	54,694	2,006
*	Ollie's Bargain Outlet Holdings Inc.	21,660	1,999
*	Clean Harbors Inc.	22,400	1,993
	United Bankshares Inc.	50,761	1,993
	Sterling Bancorp	79,217	1,991
	AMERCO	3,333	1,989
	PacWest Bancorp	45,701	1,984
*	Under Armour Inc. Class A	81,569	1,983
*	Pure Storage Inc. Class A	97,770	1,977
*	Globus Medical Inc. Class A	27,475	1,972

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	CIT Group Inc.	36,978	1,971
	Timken Co.	23,483	1,970
	Crane Co.	20,929	1,969
*	Iridium Communications Inc.	51,637	1,962
	National Instruments Corp.	47,339	1,960
*	Integra LifeSciences Holdings Corp.	26,431	1,958
*	Nutanix Inc. Class A	72,157	1,951
*	Helen of Troy Ltd.	9,237	1,951
	Chemours Co.	64,399	1,945
	CoreSite Realty Corp.	15,947	1,937
*	J2 Global Inc.	16,001	1,936
	Carlyle Group Inc.	45,226	1,929
*	Colfax Corp.	42,643	1,927
	Armstrong World Industries Inc.	18,567	1,924
	Air Lease Corp. Class A	41,075	1,919
	Flowserve Corp.	48,410	1,919
	Radian Group Inc.	77,877	1,919
	IDACORP Inc.	18,688	1,915
	New Residential Investment Corp.	178,512	1,914
*	TripAdvisor Inc.	40,481	1,908
*	FTI Consulting Inc.	13,719	1,905
*	WillScot Mobile Mini Holdings Corp. Class A	64,983	1,902
	Valmont Industries Inc.	7,684	1,897
*	Fastly Inc. Class A	29,622	1,892
	American Eagle Outfitters Inc.	54,694	1,891
*	MicroStrategy Inc. Class A	2,876	1,890
*	Everbridge Inc.	14,180	1,882
*	Synaptics Inc.	13,436	1,879
*	Neogen Corp.	19,536	1,876
	Dick's Sporting Goods Inc.	22,698	1,874
	Kemper Corp.	23,955	1,870
*	frontdoor Inc.	34,844	1,865
	Allison Transmission Holdings Inc.	44,937	1,864
	SYNNEX Corp.	15,369	1,863
	Bank OZK	45,231	1,854
*	Grand Canyon Education Inc.	17,054	1,847
	Exponent Inc.	19,155	1,845
	Pegasystems Inc.	14,509	1,842
*	Liberty Media Corp.- Liberty SiriusXM Class A	40,693	1,839
*	RBC Bearings Inc.	9,170	1,829
	Black Hills Corp.	26,312	1,815
*	FireEye Inc.	91,132	1,811
	Webster Financial Corp.	34,154	1,807
	Simpson Manufacturing Co. Inc.	16,022	1,806
*	Sonos Inc.	45,076	1,804
*	Discovery Inc. Class A	47,888	1,803
*	Semtech Corp.	26,584	1,801
*	Vroom Inc.	38,898	1,800
	Power Integrations Inc.	21,654	1,793
	UFP Industries Inc.	21,331	1,793
	Spirit AeroSystems Holdings Inc. Class A	39,143	1,788
*	Sabre Corp.	119,096	1,784
*	Hilton Grand Vacations Inc.	39,851	1,776
	Graphic Packaging Holding Co.	95,514	1,772
*	Fabrinet	20,696	1,772
*	Mercury Systems Inc.	23,414	1,762
*	Vontier Corp.	56,141	1,759
	Hawaiian Electric Industries Inc.	40,727	1,754
*	Shockwave Medical Inc.	10,724	1,753
*	WESCO International Inc.	19,113	1,753
*	Avis Budget Group Inc.	19,483	1,746

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Hexcel Corp.	30,950	1,746
	nVent Electric plc	57,249	1,743
	Umpqua Holdings Corp.	93,354	1,740
	Flowers Foods Inc.	72,426	1,735
	Wingstop Inc.	10,951	1,735
*	Upwork Inc.	37,647	1,734
*	Invitae Corp.	49,365	1,723
	Carter's Inc.	15,833	1,722
	Rayonier Inc.	47,357	1,718
	FNB Corp.	133,034	1,715
	Element Solutions Inc.	78,110	1,709
	Avient Corp.	33,621	1,707
	Qurate Retail Inc. Series A	143,384	1,706
	John Bean Technologies Corp.	11,656	1,695
	EnerSys	18,465	1,691
*	Resideo Technologies Inc.	56,320	1,690
	Lazard Ltd. Class A	37,530	1,688
*	Medpace Holdings Inc.	9,942	1,687
*	Under Armour Inc. Class C	84,610	1,685
	Ovintiv Inc.	70,469	1,685
	Portland General Electric Co.	32,994	1,678
	Home BancShares Inc.	60,209	1,676
	Chimera Investment Corp.	127,274	1,672
*	Kornit Digital Ltd.	17,082	1,670
*	Magnite Inc.	41,663	1,669
	Selective Insurance Group Inc.	21,834	1,662
*	Livanova plc	19,530	1,658
*	Novanta Inc.	12,562	1,655
	Xerox Holdings Corp.	68,499	1,654
	OneMain Holdings Inc.	29,003	1,649
	Agree Realty Corp.	23,402	1,647
	Axis Capital Holdings Ltd.	29,515	1,647
	Ensign Group Inc.	19,134	1,643
	Terreno Realty Corp.	25,461	1,643
	Wintrust Financial Corp.	21,281	1,641
*	Nomad Foods Ltd.	56,291	1,641
*	Kodiak Sciences Inc.	13,543	1,637
*	Adient plc	35,329	1,637
*	Herbalife Nutrition Ltd.	35,630	1,631
*	ACI Worldwide Inc.	43,054	1,627
*	Iovance Biotherapeutics Inc.	51,754	1,627
	Innovative Industrial Properties Inc.	8,871	1,625
*	Viavi Solutions Inc.	99,253	1,624
*	Appian Corp. Class A	13,357	1,619
*	AZEK Co. Inc. Class A	33,534	1,619
	Blackstone Mortgage Trust Inc. Class A	49,812	1,618
*	Alteryx Inc. Class A	19,681	1,609
	National Fuel Gas Co.	32,263	1,602
*	Rapid7 Inc.	19,713	1,602
	Premier Inc. Class A	45,275	1,600
	H&R Block Inc.	71,757	1,597
	Healthcare Realty Trust Inc.	49,642	1,596
	JBG SMITH Properties	48,928	1,596
*	United Airlines Holdings Inc.	29,346	1,596
	BankUnited Inc.	34,180	1,593
*	Sailpoint Technologies Holdings Inc.	32,490	1,586
*	Alarm.com Holdings Inc.	17,655	1,585
*	Intellia Therapeutics Inc.	20,638	1,584
	RLI Corp.	14,199	1,583
*	Howard Hughes Corp.	14,638	1,580
*	Brighthouse Financial Inc.	33,749	1,579

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Franklin Electric Co. Inc.	19,402	1,577
	QTS Realty Trust Inc. Class A	23,722	1,577
*	Liberty Media Corp.- Liberty Formula One Class A	38,030	1,575
	Hudson Pacific Properties Inc.	55,977	1,574
	Ameris Bancorp	29,051	1,571
*	Cirrus Logic Inc.	21,100	1,570
	TEGNA Inc.	78,027	1,565
*	Kirby Corp.	24,425	1,556
	Old National Bancorp	82,340	1,556
	Southwest Gas Holdings Inc.	22,213	1,549
*	Cardlytics Inc.	11,255	1,548
	ONE Gas Inc.	19,235	1,548
	PNM Resources Inc.	31,309	1,545
*	Quidel Corp.	14,736	1,544
	KB Home	31,969	1,542
	New Jersey Resources Corp.	36,607	1,536
	Advanced Energy Industries Inc.	13,915	1,535
	Spectrum Brands Holdings Inc.	17,391	1,533
	Ryder System Inc.	19,179	1,531
*	ICU Medical Inc.	7,315	1,524
	Avnet Inc.	34,681	1,523
	Hancock Whitney Corp.	32,915	1,522
*	PDC Energy Inc.	41,646	1,521
	Washington Federal Inc.	46,739	1,521
	Perspecta Inc.	51,895	1,519
*	Select Medical Holdings Corp.	40,207	1,517
*	Open Lending Corp. Class A	38,748	1,513
	Community Bank System Inc.	19,418	1,507
	Wendy's Co.	66,667	1,505
	Assured Guaranty Ltd.	29,511	1,501
*	Nordstrom Inc.	40,774	1,496
*	CareDx Inc.	18,905	1,495
*	Univar Solutions Inc.	64,036	1,495
*	Itron Inc.	16,615	1,494
	MSC Industrial Direct Co. Inc. Class A	16,568	1,494
	NorthWestern Corp.	21,961	1,494
*	Glaukos Corp.	15,843	1,492
*	Biohaven Pharmaceutical Holding Co. Ltd.	19,774	1,485
*	Cerence Inc.	15,394	1,484
*	National Vision Holdings Inc.	29,417	1,483
*	Ryman Hospitality Properties Inc.	18,841	1,482
*	LGI Homes Inc.	8,931	1,481
*	Meritage Homes Corp.	13,903	1,479
	Balchem Corp.	11,606	1,476
*	Goodyear Tire & Rubber Co.	85,759	1,476
*	Arena Pharmaceuticals Inc.	21,494	1,475
*	Hain Celestial Group Inc.	35,969	1,475
*	Sage Therapeutics Inc.	18,720	1,474
*	ChampionX Corp.	69,866	1,468
*	Taylor Morrison Home Corp. Class A	46,724	1,458
	Brink's Co.	18,218	1,456
*,1	Credit Acceptance Corp.	3,687	1,456
*	Envestnet Inc.	19,721	1,456
	Spire Inc.	19,215	1,448
	Cracker Barrel Old Country Store Inc.	8,602	1,441
	W R Grace & Co.	20,943	1,439
	Cogent Communications Holdings Inc.	19,024	1,437
*	8x8 Inc.	43,665	1,436
	HB Fuller Co.	21,475	1,435
	PotlatchDeltic Corp.	24,173	1,435
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	27,293	1,430

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Weingarten Realty Investors	44,152	1,428
	Energizer Holdings Inc.	28,889	1,424
	CONMED Corp.	10,091	1,422
	PROG Holdings Inc.	27,901	1,421
*	Denali Therapeutics Inc.	23,294	1,408
	Altra Industrial Motion Corp.	23,817	1,405
*	Shake Shack Inc. Class A	12,919	1,405
	Independent Bank Group Inc.	18,544	1,400
	Physicians Realty Trust	74,747	1,400
*	Nektar Therapeutics Class A	71,305	1,398
*	Choice Hotels International Inc.	12,217	1,390
	Cathay General Bancorp	34,279	1,388
*	AMN Healthcare Services Inc.	17,471	1,385
	Kinsale Capital Group Inc.	7,940	1,382
*	NuVasive Inc.	19,348	1,382
*	Asbury Automotive Group Inc.	6,948	1,380
*	Masonite International Corp.	10,891	1,375
	Sabra Health Care REIT Inc.	75,408	1,370
	UniFirst Corp.	6,112	1,370
	Dana Inc.	53,751	1,360
*	SPS Commerce Inc.	13,249	1,357
*	New Relic Inc.	21,032	1,352
	BOK Financial Corp.	15,340	1,349
	Murphy USA Inc.	9,633	1,343
*	Haemonetics Corp.	19,916	1,340
	First Hawaiian Inc.	48,772	1,339
	Aerojet Rocketdyne Holdings Inc.	28,648	1,338
	ALLETE Inc.	19,000	1,337
*	Workiva Inc. Class A	14,191	1,334
	Applied Industrial Technologies Inc.	13,912	1,331
*	Six Flags Entertainment Corp.	28,327	1,331
	WD-40 Co.	5,348	1,330
	Korn Ferry	19,529	1,326
	EPR Properties	27,742	1,324
*	NanoString Technologies Inc.	16,595	1,322
*	Fluor Corp.	57,336	1,318
	LCI Industries	8,952	1,311
*	Blackbaud Inc.	18,424	1,310
	Atlantic Union Bankshares Corp.	33,818	1,308
*	Liberty Broadband Corp. Class A	8,298	1,308
*	Rogers Corp.	6,681	1,308
	Silgan Holdings Inc.	30,913	1,304
	Kulicke & Soffa Industries Inc.	22,900	1,302
*	ViaSat Inc.	25,105	1,300
	Simmons First National Corp. Class A	45,439	1,295
	Extended Stay America Inc.	65,044	1,294
*	Stamps.com Inc.	6,301	1,294
	White Mountains Insurance Group Ltd.	1,110	1,294
	Columbia Banking System Inc.	29,700	1,293
*	Agios Pharmaceuticals Inc.	23,112	1,290
	United Community Banks Inc.	39,365	1,288
	Bank of Hawaii Corp.	14,147	1,286
*	Qualys Inc.	12,691	1,286
*	Alkermes plc	58,350	1,284
	ABM Industries Inc.	24,974	1,284
	Hillenbrand Inc.	26,076	1,280
	Lancaster Colony Corp.	6,926	1,279
*	1Life Healthcare Inc.	29,386	1,279
	Watts Water Technologies Inc. Class A	10,262	1,278
	News Corp. Class B	52,508	1,276
	Outfront Media Inc.	52,312	1,275

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Commercial Metals Co.	43,553	1,273
*	American Airlines Group Inc.	58,578	1,272
*	LiveRamp Holdings Inc.	25,971	1,272
	Colony Capital Inc.	181,570	1,271
	Pacific Premier Bancorp Inc.	28,835	1,270
	Insperity Inc.	14,477	1,267
	Equitrans Midstream Corp.	155,187	1,266
*	LivePerson Inc.	23,169	1,266
*	Cannae Holdings Inc.	31,861	1,265
*	Merit Medical Systems Inc.	19,848	1,262
*	Insmed Inc.	37,369	1,260
	Steven Madden Ltd.	30,923	1,258
	Innospec Inc.	12,887	1,255
*	AtriCure Inc.	16,259	1,253
	Kennametal Inc.	31,144	1,251
	Sensient Technologies Corp.	15,197	1,250
	MDC Holdings Inc.	21,292	1,249
*	Evoqua Water Technologies Corp.	43,616	1,247
*	Dun & Bradstreet Holdings Inc.	52,482	1,247
*	Texas Capital Bancshares Inc.	18,105	1,243
*	Madison Square Garden Sports Corp.	6,721	1,242
*	Veracyte Inc.	24,924	1,240
*	Insight Enterprises Inc.	12,327	1,237
*	Scientific Games Corp. Class A	21,085	1,234
*	Covetrus Inc.	43,046	1,233
	Hecla Mining Co.	208,560	1,233
*	Summit Materials Inc. Class A	42,817	1,233
*	Visteon Corp.	10,123	1,233
	Avista Corp.	26,767	1,232
	GATX Corp.	12,611	1,232
	Houlihan Lokey Inc. Class A	18,594	1,232
*	Cantel Medical Corp.	13,970	1,228
*	Beam Therapeutics Inc.	14,975	1,228
	Kontoor Brands Inc.	19,514	1,226
	Apple Hospitality REIT Inc.	77,241	1,225
*	Comm Scope Holding Co. Inc.	74,258	1,222
*	Bed Bath & Beyond Inc.	48,130	1,219
	California Water Service Group	20,672	1,214
*	Sprouts Farmers Market Inc.	47,300	1,211
*	TriNet Group Inc.	15,374	1,210
*	Ambarella Inc.	12,350	1,204
	Sanderson Farms Inc.	7,310	1,203
	Wolverine World Wide Inc.	28,840	1,203
*	Turning Point Therapeutics Inc.	15,759	1,201
	Investors Bancorp Inc.	81,959	1,200
*	Kratos Defense & Security Solutions Inc.	44,787	1,198
*	Ingevity Corp.	15,268	1,192
*	Diodes Inc.	15,485	1,189
	PS Business Parks Inc.	7,279	1,182
	Columbia Sportswear Co.	10,831	1,181
	Lexington Realty Trust	96,384	1,180
	Quaker Chemical Corp.	4,869	1,180
	ServisFirst Bancshares Inc.	18,624	1,178
	American States Water Co.	14,855	1,176
	Moog Inc. Class A	13,572	1,175
	Brady Corp. Class A	21,494	1,173
*	Verint Systems Inc.	24,134	1,172
	Navient Corp.	69,370	1,168
	Westlake Chemical Corp.	12,443	1,168
	Papa John's International Inc.	12,044	1,165
*	Axos Financial Inc.	25,745	1,162

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	International Bancshares Corp.	24,524	1,162
	Vishay Intertechnology Inc.	47,269	1,161
	First Merchants Corp.	25,058	1,158
*	Enstar Group Ltd.	4,610	1,158
*	Adaptive Biotechnologies Corp.	27,824	1,157
*	Casella Waste Systems Inc. Class A	17,210	1,155
	Equity Commonwealth	40,094	1,155
	Flagstar Bancorp Inc.	24,777	1,153
*	Cornerstone OnDemand Inc.	26,015	1,152
*	NetScout Systems Inc.	43,989	1,152
*	FuelCell Energy Inc.	118,130	1,147
*	Southwestern Energy Co.	267,620	1,143
	Cooper Tire & Rubber Co.	20,017	1,141
*	Signet Jewelers Ltd.	19,100	1,141
*	Duck Creek Technologies Inc.	27,433	1,141
*	Apellis Pharmaceuticals Inc.	22,489	1,140
	Comfort Systems USA Inc.	13,846	1,140
	National Health Investors Inc.	15,514	1,139
	BancorpSouth Bank	38,430	1,137
*,1	Lemonade Inc.	12,577	1,137
*	nCino Inc.	17,386	1,137
	LTC Properties Inc.	26,634	1,133
*	ExlService Holdings Inc.	12,252	1,132
	Pebblebrook Hotel Trust	47,261	1,129
*	Sleep Number Corp.	10,053	1,125
*	Vonage Holdings Corp.	82,928	1,124
	Cabot Corp.	20,424	1,121
	FirstCash Inc.	15,497	1,116
*	Emergent BioSolutions Inc.	18,287	1,115
*	FormFactor Inc.	28,445	1,114
*	R1 RCM Inc.	40,814	1,113
	Terex Corp.	23,692	1,113
*	Tri Pointe Homes Inc.	46,676	1,112
*	Integer Holdings Corp.	11,837	1,111
	Walker & Dunlop Inc.	10,019	1,111
*,2	API Group Corp.	52,267	1,111
*	iRobot Corp.	10,175	1,107
	Corporate Office Properties Trust	39,451	1,106
*	Simply Good Foods Co.	31,998	1,106
*	Box Inc. Class A	51,825	1,104
	Barnes Group Inc.	22,094	1,103
*	CNX Resources Corp.	82,225	1,103
	Bank Bukopin Tbk PT	21,990	1,103
*	Proto Labs Inc.	9,837	1,102
*	Arconic Corp.	38,461	1,100
*	Dorman Products Inc.	11,037	1,095
*	Welbilt Inc.	48,927	1,093
*	Allegheny Technologies Inc.	46,804	1,089
	Matador Resources Co.	41,404	1,089
*	PagerDuty Inc.	25,650	1,089
	Arcosa Inc.	18,000	1,085
*	Gibraltar Industries Inc.	11,800	1,084
*	TreeHouse Foods Inc.	22,733	1,082
	Helios Technologies Inc.	14,943	1,080
*	Dycom Industries Inc.	11,482	1,077
	Installed Building Products Inc.	8,000	1,077
*	Beacon Roofing Supply Inc.	19,088	1,075
*	Coty Inc. Class A	107,321	1,074
*	PTC Therapeutics Inc.	26,040	1,073
	WesBanco Inc.	29,512	1,071
*	Reata Pharmaceuticals Inc. Class A	10,554	1,070

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Allakos Inc.	9,783	1,068
*	Brinker International Inc.	15,904	1,068
	Mueller Water Products Inc. Class A	74,330	1,067
*	Grocery Outlet Holding Corp.	26,221	1,059
	SPX FLOW Inc.	15,898	1,059
*	Altair Engineering Inc. Class A	16,277	1,058
*	Yelp Inc. Class A	26,707	1,050
	Werner Enterprises Inc.	22,620	1,046
	First BanCorp.	83,156	1,045
	Artisan Partners Asset Management Inc. Class A	20,476	1,043
	Albany International Corp. Class A	11,680	1,042
	Hamilton Lane Inc. Class A	11,463	1,037
*	SeaWorld Entertainment Inc.	18,937	1,037
	Two Harbors Investment Corp.	132,971	1,037
	Murphy Oil Corp.	61,218	1,036
	MGE Energy Inc.	13,808	1,033
	ESCO Technologies Inc.	9,433	1,026
	Avangrid Inc.	20,129	1,025
*	Bloomin' Brands Inc.	32,422	1,025
	American Equity Investment Life Holding Co.	32,983	1,022
	Federated Hermes Inc.	35,431	1,020
	National Storage Affiliates Trust	22,417	1,019
	Patterson Cos. Inc.	31,574	1,015
*	Hyatt Hotels Corp. Class A	12,288	1,012
*	Editas Medicine Inc. Class A	27,329	1,011
	RLJ Lodging Trust	62,664	1,011
*	CommVault Systems Inc.	14,504	1,008
	CVB Financial Corp.	47,493	1,007
	Stepan Co.	7,696	1,006
	Fulton Financial Corp.	58,875	1,004
	Ormat Technologies Inc. (XNYS)	13,865	1,004
	Renasant Corp.	23,837	1,004
*	Unity Software Inc.	9,885	1,004
	Moelis & Co. Class A	18,457	1,002
	Group 1 Automotive Inc.	6,100	1,001
	Rent-A-Center Inc.	17,400	1,001
	Sunstone Hotel Investors Inc.	75,889	999
	Cadence BanCorp. Class A	44,783	996
*	Livent Corp.	55,282	996
	Nu Skin Enterprises Inc. Class A	18,810	994
	Independent Bank Corp.	12,113	992
*	2U Inc.	25,283	992
	Callaway Golf Co.	34,194	990
	Big Lots Inc.	14,278	984
	Amcor plc	83,782	984
	Penske Automotive Group Inc.	11,200	982
	Minerals Technologies Inc.	12,500	977
*	Mr Cooper Group Inc.	28,308	976
*	Pacira BioSciences Inc.	15,419	974
*	MACOM Technology Solutions Holdings Inc. Class H	17,171	972
*	3D Systems Corp.	44,974	969
	AAON Inc.	14,794	968
*	Cloudera Inc.	76,204	967
	Jack in the Box Inc.	8,019	967
*	Stitch Fix Inc. Class A	22,308	966
*	Tenable Holdings Inc.	25,739	965
*	SPX Corp.	15,879	963
	Gerdau SA ADR	156,698	962
*	O-I Glass Inc.	58,302	961
	Badger Meter Inc.	10,266	959
	Essential Properties Realty Trust Inc.	36,625	959

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Medifast Inc.	4,192	952
*	Vir Biotechnology Inc.	19,903	950
	Kennedy-Wilson Holdings Inc.	46,138	948
*	Amicus Therapeutics Inc.	96,196	947
	Helmerich & Payne Inc.	36,761	942
	Boise Cascade Co.	14,100	941
	Forward Air Corp.	10,621	938
	Hilltop Holdings Inc.	26,607	937
*	Allscripts Healthcare Solutions Inc.	60,100	935
*	Plexus Corp.	10,120	935
*	Arvinas Inc.	13,551	934
*	Bandwidth Inc. Class A	7,061	933
	Cheesecake Factory Inc.	14,900	933
*	Magellan Health Inc.	9,891	932
	World Wrestling Entertainment Inc. Class A	16,875	930
	Red Rock Resorts Inc. Class A	25,354	929
*	Mimecast Ltd.	21,402	929
*	iRhythm Technologies Inc.	11,914	928
*	Trupanion Inc.	11,423	926
*	Urban Outfitters Inc.	25,781	926
	John Wiley & Sons Inc. Class A	16,219	924
*	ACADIA Pharmaceuticals Inc.	44,892	923
*	Sanmina Corp.	22,552	921
	Winnebago Industries Inc.	11,521	921
	Federal Signal Corp.	22,217	920
	J & J Snack Foods Corp.	5,591	920
*	Renewable Energy Group Inc.	16,502	916
	Trustmark Corp.	28,229	915
	Antero Midstream Corp.	105,721	913
	Retail Properties of America Inc. Class A	77,698	911
*	Green Dot Corp. Class A	19,868	909
	EVERTEC Inc.	22,675	905
*	Herc Holdings Inc.	8,561	904
*	MaxLinear Inc.	25,022	901
	Santander Consumer USA Holdings Inc.	26,531	900
	Ubiquiti Inc.	3,149	899
*	AeroVironment Inc.	8,098	894
*	ChemoCentryx Inc.	18,504	894
*	Global Blood Therapeutics Inc.	21,885	892
*	Navistar International Corp.	20,099	889
	First Financial Bancorp	36,185	887
*	Appfolio Inc. Class A	6,125	886
	Graham Holdings Co. Class B	1,384	880
	South Jersey Industries Inc.	35,560	880
	Great Western Bancorp Inc.	26,490	875
	WSFS Financial Corp.	17,130	875
*	Genworth Financial Inc. Class A	202,328	874
	Herman Miller Inc.	21,030	873
	Clearway Energy Inc. Class C	30,396	872
	Shenandoah Telecommunications Co.	18,461	872
*,1	Veoneer Inc.	38,097	872
	Mueller Industries Inc.	19,420	871
	Tronox Holdings plc Class A	41,055	870
*	Bloom Energy Corp. Class A	33,392	867
	NewMarket Corp.	2,495	865
*	Sally Beauty Holdings Inc.	43,100	865
*	Antero Resources Corp.	95,733	864
*	Cinemark Holdings Inc.	40,773	864
	CareTrust REIT Inc.	35,656	862
*	Schrodinger Inc.	11,301	862
	Trinity Industries Inc.	31,137	861

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Monro Inc.	12,186	860
	Telephone and Data Systems Inc.	37,397	859
	Cubic Corp.	11,461	858
*	Evolent Health Inc. Class A	39,633	858
	Macquarie Infrastructure Corp.	25,447	848
*	Xenia Hotels & Resorts Inc.	43,576	847
*	LendingTree Inc.	4,093	845
	Urban Edge Properties	44,774	844
*	American Woodmark Corp.	8,474	843
	First Midwest Bancorp Inc.	40,182	843
*	Ligand Pharmaceuticals Inc.	5,779	843
	ManTech International Corp. Class A	9,848	841
	Worthington Industries Inc.	12,874	840
*	Avaya Holdings Corp.	29,143	838
*	CBIZ Inc.	24,854	835
*	Gentherm Inc.	11,700	833
*	Intra-Cellular Therapies Inc.	24,140	831
*	Hostess Brands Inc. Class A	54,258	830
*	Medallia Inc.	28,140	830
	Abercrombie & Fitch Co. Class A	22,080	828
	Compass Minerals International Inc.	12,151	825
	SITE Centers Corp.	55,873	824
*	Xencor Inc.	19,348	823
*	SVMK Inc.	45,646	821
	Uniti Group Inc.	72,009	821
	Piedmont Office Realty Trust Inc. Class A	44,063	820
	Trinseo SA	13,218	818
	GrafTech International Ltd.	63,832	812
	Healthcare Services Group Inc.	27,114	812
	Washington REIT	34,963	812
*	Myriad Genetics Inc.	26,787	810
	Sandy Spring Bancorp Inc.	17,780	807
*	Cargurus Inc.	32,592	804
	PennyMac Financial Services Inc.	13,324	802
	Atlantica Sustainable Infrastructure plc	20,741	800
	Continental Resources Inc.	29,241	797
	Enerpac Tool Group Corp. Class A	29,920	796
*	Corcept Therapeutics Inc.	34,852	794
*	Perficient Inc.	12,069	792
*	Ferro Corp.	47,027	783
	Apollo Commercial Real Estate Finance Inc.	51,269	780
	Edgewell Personal Care Co.	20,370	778
*	Celsius Holdings Inc.	13,544	776
*	Prestige Consumer Healthcare Inc.	17,800	775
*	ODP Corp.	19,172	775
	Xperi Holding Corp.	37,447	770
*	Rambus Inc.	40,461	768
	Columbia Property Trust Inc.	42,435	764
*	Hub Group Inc. Class A	11,626	764
	Macerich Co.	55,331	763
*	Range Resources Corp.	77,672	763
*	JELD-WEN Holding Inc.	26,068	760
	Capitol Federal Financial Inc.	58,445	755
*	Liberty Latin America Ltd. Class C	54,133	755
	Brandywine Realty Trust	55,764	754
*	SunPower Corp.	29,145	749
*	Bottomline Technologies DE Inc.	15,400	748
	Four Corners Property Trust Inc.	25,916	748
	Domtar Corp.	18,962	747
*	MEDNAX Inc.	28,400	747
*	Sunnova Energy International Inc.	21,118	746

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Dave & Buster's Entertainment Inc.	16,229	741
	SJW Group	11,311	741
*	Avanos Medical Inc.	17,092	739
*	Central Garden & Pet Co. Class A	14,953	737
	World Fuel Services Corp.	23,791	736
*	eHealth Inc.	10,387	735
*	NMI Holdings Inc. Class A	28,445	735
*	Transocean Ltd.	227,978	734
*	DiamondRock Hospitality Co.	70,297	732
	La-Z-Boy Inc.	16,433	731
	Towne Bank	23,589	731
	InterDigital Inc.	10,500	729
	Bank of NT Butterfield & Son Ltd.	18,600	729
	Banner Corp.	12,752	725
*	Bluebird Bio Inc.	24,073	722
	Coca-Cola Consolidated Inc.	2,463	722
*	Coeur Mining Inc.	89,396	722
*	Cushman & Wakefield plc	42,438	721
*	Realogy Holdings Corp.	41,590	719
	Retail Opportunity Investments Corp.	40,737	717
*	Inari Medical Inc.	6,272	717
*	Alaska Air Group Inc.	10,336	715
	Northwest Bancshares Inc.	50,892	715
	Service Properties Trust	57,705	711
	Kaiser Aluminum Corp.	5,894	710
	Amkor Technology Inc.	35,079	709
*	Cavco Industries Inc.	3,387	709
	McGrath RentCorp.	8,629	707
	Piper Sandler Cos.	6,088	706
	Paramount Group Inc.	66,468	705
	PennyMac Mortgage Investment Trust	35,054	703
	Rush Enterprises Inc. Class A	14,250	703
	Patrick Industries Inc.	7,809	700
	Vector Group Ltd.	53,546	699
	Shutterstock Inc.	8,005	698
	NBT Bancorp Inc.	18,378	696
	Progress Software Corp.	15,900	694
	Standex International Corp.	7,324	694
	Virtus Investment Partners Inc.	2,528	691
[1]	B&G Foods Inc.	23,601	689
	Centerspace	9,773	688
	Covanta Holding Corp.	45,457	684
*	FibroGen Inc.	30,576	682
	KAR Auction Services Inc.	45,104	676
*	Meritor Inc.	24,879	672
	Otter Tail Corp.	14,230	672
	PriceSmart Inc.	8,000	672
	Virtu Financial Inc. Class A	22,576	669
	Belden Inc.	15,439	668
	Core-Mark Holding Co. Inc.	15,700	668
*	Verra Mobility Corp. Class A	49,714	668
	MFA Financial Inc.	150,990	664
*	Constellium SE Class A	42,700	662
*	Ironwood Pharmaceuticals Inc. Class A	59,389	656
*	Knowles Corp.	31,232	653
	Lindsay Corp.	3,923	650
	Ovintiv Inc. (XNYS)	27,172	650
	TTEC Holdings Inc.	6,376	649
*	SpringWorks Therapeutics Inc.	9,021	648
	Acadia Realty Trust	30,956	647
	International Game Technology plc	37,569	647

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	eXp World Holdings Inc.	18,735	644
*	Rocket Pharmaceuticals Inc.	14,024	643
	BGC Partners Inc. Class A	121,014	641
	Gray Television Inc.	31,375	638
*	PRA Group Inc.	16,891	636
	Alexander & Baldwin Inc.	34,669	635
	Deluxe Corp.	14,400	634
	Strategic Education Inc.	8,453	634
	Carpenter Technology Corp.	16,691	632
	Sturm Ruger & Co. Inc.	9,720	631
*	Cognyte Software Ltd.	24,134	631
	Mack-Cali Realty Corp.	38,511	630
	Mercury General Corp.	10,101	629
*	Sykes Enterprises Inc.	14,358	629
	Argo Group International Holdings Ltd.	12,034	628
*	Adtalem Global Education Inc.	18,282	627
*	Enanta Pharmaceuticals Inc.	12,338	626
	American Assets Trust Inc.	17,694	620
	Shinhan Financial Group Co. Ltd. ADR	17,327	619
	EnPro Industries Inc.	7,200	617
*	Cimpress plc	6,481	617
	Granite Construction Inc.	16,155	616
	Heartland Financial USA Inc.	12,244	616
*	Vicor Corp.	6,672	615
	Astec Industries Inc.	8,192	614
	Hope Bancorp Inc.	40,854	613
*	Axsome Therapeutics Inc.	10,124	612
	Tanger Factory Outlet Centers Inc.	34,973	610
	Cohen & Steers Inc.	8,947	609
*	Madison Square Garden Entertainment Corp.	6,721	609
	Kite Realty Group Trust	29,209	608
*	Karuna Therapeutics Inc.	5,480	608
	Westamerica BanCorp.	9,567	607
*	Deciphera Pharmaceuticals Inc.	13,068	606
	HNI Corp.	14,216	602
	Provident Financial Services Inc.	25,325	597
*	FARO Technologies Inc.	7,831	594
	Eagle Bancorp Inc.	11,100	593
	Horace Mann Educators Corp.	14,746	591
*	PROS Holdings Inc.	13,713	589
	Empire State Realty Trust Inc. Class A	50,986	581
	St. Joe Co.	12,698	581
*	Allogene Therapeutics Inc.	18,747	580
*	Palomar Holdings Inc.	8,197	577
*	Progyny Inc.	10,141	577
*	OPKO Health Inc.	140,140	575
	Global Net Lease Inc.	29,868	573
	Greenbrier Cos. Inc.	12,050	569
	Oxford Industries Inc.	6,147	561
*	JetBlue Airways Corp.	27,524	560
*	PBF Energy Inc. Class A	39,302	557
	Northwest Natural Holding Co.	10,300	555
*,1	Virgin Galactic Holdings Inc.	25,008	554
	Luminex Corp.	15,000	550
*	Relay Therapeutics Inc.	17,206	546
	Greif Inc. Class A	9,000	545
	Methode Electronics Inc.	12,104	544
*	Golar LNG Ltd.	47,306	543
*	G-III Apparel Group Ltd.	16,670	542
*	Laureate Education Inc. Class A	39,147	538
	Kaman Corp.	10,059	537

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Waddell & Reed Financial Inc. Class A	21,400	535
*	Stratasys Ltd.	23,849	534
*	Magnolia Oil & Gas Corp. Class A	47,379	533
	Newmark Group Inc. Class A	49,545	533
	Acushnet Holdings Corp.	12,584	532
*	Dine Brands Global Inc.	5,500	532
	Raven Industries Inc.	13,100	532
*	TriMas Corp.	16,700	532
*	TTM Technologies Inc.	35,381	531
*	REVOLUTION Medicines Inc.	16,007	531
	Primoris Services Corp.	16,200	529
	Schneider National Inc. Class B	21,826	529
	Materion Corp.	7,432	526
*	Heron Therapeutics Inc.	30,044	525
*,1	Inovio Pharmaceuticals Inc.	76,930	524
*	Cardtronics plc Class A	13,439	522
*	OSI Systems Inc.	5,400	521
*	Yext Inc.	37,281	520
	Cal-Maine Foods Inc.	13,865	518
*	Supernus Pharmaceuticals Inc.	17,000	518
	Encore Wire Corp.	6,900	515
*	Plantronics Inc.	12,746	510
	CSG Systems International Inc.	11,066	509
	Delek US Holdings Inc.	21,465	509
*,1	Nikola Corp.	44,023	509
	Inter Parfums Inc.	6,908	508
	Universal Corp.	9,018	507
	Sinclair Broadcast Group Inc. Class A	15,556	505
*	AMC Networks Inc. Class A	10,025	504
	Reynolds Consumer Products Inc.	17,178	504
	iStar Inc.	27,160	503
	Atlas Corp.	36,327	501
*	REGENXBIO Inc.	14,409	500
	BancFirst Corp.	7,139	496
	H&E Equipment Services Inc.	12,733	495
	Safehold Inc.	6,982	494
*	MakeMyTrip Ltd.	17,997	493
	First Commonwealth Financial Corp.	33,977	492
	Schweitzer-Mauduit International Inc.	10,778	492
*	Harsco Corp.	27,200	488
	Calavo Growers Inc.	6,226	486
	S&T Bancorp Inc.	14,759	486
	Matthews International Corp. Class A	11,719	485
	ADT Inc.	52,707	485
*	Meredith Corp.	15,536	483
	AAR Corp.	12,010	483
*	Huron Consulting Group Inc.	8,567	482
*	WW International Inc.	17,374	482
	EW Scripps Co. Class A	22,243	481
*	UniQure N.V.	14,901	481
	Tennant Co.	6,000	473
	RPT Realty	37,104	472
	Core Laboratories NV	16,736	472
*	Brookdale Senior Living Inc.	72,091	471
*	Inogen Inc.	7,201	471
*	Encore Capital Group Inc.	11,915	469
	Employers Holdings Inc.	11,517	466
	Guess? Inc.	17,200	465
*	Berkeley Lights Inc.	9,474	465
	AZZ Inc.	8,800	463
*	Endo International plc	80,789	463

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Brightsphere Investment Group Inc.	20,577	463
*	U.S. Ecology Inc.	10,864	461
	Office Properties Income Trust	16,401	455
	Buckle Inc.	10,800	453
	City Holding Co.	5,856	453
	ProAssurance Corp.	18,116	453
*	Columbia Financial Inc.	24,747	452
	Griffon Corp.	16,625	451
	Nelnet Inc. Class A	6,076	451
	Heartland Express Inc.	24,180	450
	Safety Insurance Group Inc.	5,484	450
*	Varex Imaging Corp.	18,948	450
*	Pilgrim's Pride Corp.	18,506	443
	Brookline Bancorp Inc.	27,418	441
	Knoll Inc.	18,400	440
*,1	Workhorse Group Inc.	35,456	439
*	Kosmos Energy Ltd.	153,446	439
*	GCP Applied Technologies Inc.	16,995	437
*	Lions Gate Entertainment Corp. Class B	34,564	436
	Patterson-UTI Energy Inc.	63,963	432
	Redwood Trust Inc.	38,700	430
*	Century Aluminum Co.	27,189	426
	National Beverage Corp.	8,696	423
*	Lions Gate Entertainment Corp. Class A	29,135	422
*	NETGEAR Inc.	11,352	422
	Steelcase Inc. Class A	30,400	420
	Ladder Capital Corp. Class A	35,226	419
*	Kraton Corp.	11,698	418
*	Madrigal Pharmaceuticals Inc.	3,051	415
	CNA Financial Corp.	8,700	408
*	American Axle & Manufacturing Holdings Inc.	43,342	402
*	Marcus & Millichap Inc.	11,387	402
*	Pennant Group Inc.	9,938	402
*	EchoStar Corp. Class A	16,414	401
	Getty Realty Corp.	12,711	401
	Lennar Corp. Class B	4,965	400
	Benchmark Electronics Inc.	13,300	399
	CTS Corp.	12,100	393
*	Children's Place Inc.	5,000	392
*	Tivity Health Inc.	16,116	390
	Archrock Inc.	41,684	389
*	Imax Corp.	18,800	388
*	Orion Engineered Carbons SA	19,528	388
	Boston Private Financial Holdings Inc.	26,300	387
*	Allegiant Travel Co. Class A	1,626	383
*	Summit Hotel Properties Inc.	37,496	381
*	NextGen Healthcare Inc.	20,722	379
	WisdomTree Investments Inc.	55,362	376
*	Atara Biotherapeutics Inc.	26,691	375
	Aaron's Co. Inc.	12,027	372
*	Radius Health Inc.	16,611	370
	Stock Yards Bancorp Inc.	7,228	370
*	USANA Health Sciences Inc.	4,100	369
	Micro Focus International plc ADR	52,251	368
*	Zogenix Inc.	19,398	366
	Apartment Investment and Management Co. Class A	52,743	366
	Scorpio Tankers Inc.	19,766	359
*	NOW Inc.	36,496	358
*	TrueBlue Inc.	12,600	357
	Diversified Healthcare Trust	80,525	356
*	Oceaneering International Inc.	33,017	355

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Kearny Financial Corp.	27,587	353
*	Dril-Quip Inc.	11,400	349
*	Parsons Corp.	7,813	346
	Republic Bancorp Inc. Class A	7,626	343
	TFS Financial Corp.	17,420	341
*	Myovant Sciences Ltd.	16,279	340
	Berkshire Hills Bancorp Inc.	15,143	336
*	CorVel Corp.	2,844	333
	Scholastic Corp.	10,900	331
*	Theravance Biopharma Inc.	16,757	331
*	American Well Corp. Class A	21,295	328
	Neenah Inc.	5,900	314
*	Alector Inc.	16,059	313
*	Spirit Airlines Inc.	8,709	312
	Ebix Inc.	10,260	309
	Washington Trust Bancorp Inc.	6,033	308
*	Liberty Latin America Ltd. Class A	22,191	308
	American National Group Inc.	2,700	306
*	Liberty Media Corp.- Liberty Braves Class C	11,018	305
	Apogee Enterprises Inc.	8,600	302
	CoreCivic Inc.	38,822	302
	Universal Health Realty Income Trust	4,482	300
	SFL Corp. Ltd.	38,345	298
*	Orthofix Medical Inc.	6,600	293
	Fresh Del Monte Produce Inc.	10,395	293
*	Kelly Services Inc. Class A	11,516	288
*	Natus Medical Inc.	11,196	286
	ARMOUR Residential REIT Inc.	22,788	283
	Clearway Energy Inc. Class A	10,620	282
*	Taro Pharmaceutical Industries Ltd.	3,800	281
	1st Source Corp.	5,811	277
	ACCO Brands Corp.	31,661	272
*	Amneal Pharmaceuticals Inc.	48,745	269
*	Epizyme Inc.	33,673	263
*	SiriusPoint Ltd.	24,804	262
*	Copa Holdings SA Class A	2,965	256
*	ScanSource Inc.	8,411	254
*	SolarWinds Corp.	14,854	250
	Matson Inc.	3,700	242
*	Afya Ltd. Class A	10,642	238
*	Blucora Inc.	16,400	236
	Community Trust Bancorp Inc.	5,306	236
*,1	Esperion Therapeutics Inc.	8,700	234
*	Innoviva Inc.	19,900	228
*	Immunovant Inc.	14,259	224
	Alexander's Inc.	800	222
	Colony Credit Real Estate Inc.	25,568	222
	Saul Centers Inc.	5,132	222
	GEO Group Inc.	39,698	219
	CVR Energy Inc.	9,664	206
*	SkyWest Inc.	4,085	203
	Weis Markets Inc.	3,900	202
	Ormat Technologies Inc.	2,610	199
	FBL Financial Group Inc. Class A	3,500	198
*	Intercept Pharmaceuticals Inc.	9,994	198
*	Tutor Perini Corp.	12,200	196
*	Forrester Research Inc.	4,285	186
	ATN International Inc.	4,035	184
	Tootsie Roll Industries Inc.	5,741	181
*	Liberty Media Corp.- Liberty Braves Class A	5,866	164
*	U.S. Cellular Corp.	4,600	157

Vanguard® Total World Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Precigen Inc.	19,800	153
	State Auto Financial Corp.	6,500	123
*,1	Maxeon Solar Technologies Ltd.	3,643	66
*	Transocean Ltd. (XNYS)	8,480	27
*,3	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	8,266	7
*,3	Media General Inc. CVR	21,051	1
*,3	Ferroglobe Unit	10,400	—
			16,513,457
Total Common Stocks (Cost $19,477,220)			28,684,359
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[4,5]	Vanguard Market Liquidity Fund, 0.068% (Cost $310,695)	3,107,063	310,706
Total Investments (100.5%) (Cost $19,787,915)			28,995,065
Other Assets and Liabilities—Net (-0.5%)			(134,012)
Net Assets (100%)			28,861,053
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $176,821,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $402,578,000, representing 1.4% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $189,102,000 was received for securities on loan, of which $184,242,000 is held in Vanguard Market Liquidity Fund and $4,860,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA6282 062021

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
Common Stocks (99.2%)
Australia (4.8%)
	Commonwealth Bank of Australia	3,289,752	225,205
	BHP Group Ltd.	5,476,783	199,332
	CSL Ltd.	841,686	175,824
	Westpac Banking Corp.	6,813,392	131,299
	National Australia Bank Ltd.	6,109,639	125,029
	Australia & New Zealand Banking Group Ltd.	5,268,720	116,251
	Wesfarmers Ltd.	2,104,288	87,719
	Macquarie Group Ltd.	609,159	75,087
	Woolworths Group Ltd.	2,346,246	71,159
	Rio Tinto Ltd.	690,142	64,145
	Transurban Group	5,085,018	55,448
	Fortescue Metals Group Ltd.	2,955,374	51,132
	Goodman Group	3,376,392	49,236
*	Afterpay Ltd.	408,602	36,801
	Aristocrat Leisure Ltd.	1,197,422	34,153
	Amcor plc GDR	2,910,463	33,975
	Newcrest Mining Ltd.	1,515,985	30,984
	Woodside Petroleum Ltd.	1,762,100	30,732
	Coles Group Ltd.	2,359,009	29,624
	James Hardie Industries plc GDR	830,489	27,368
*	Xero Ltd.	229,396	24,989
	Sonic Healthcare Ltd.	887,612	24,534
	Brambles Ltd.	2,775,484	22,234
	Scentre Group	9,763,640	20,435
	QBE Insurance Group Ltd.	2,699,196	20,418
	ASX Ltd.	362,762	20,383
	Cochlear Ltd.	118,768	20,331
	Telstra Corp. Ltd.	7,694,547	20,101
	South32 Ltd.	8,907,356	19,610
	Suncorp Group Ltd.	2,370,412	19,171
	Santos Ltd.	3,481,676	18,482
	Insurance Australia Group Ltd.	4,559,170	17,178
	APA Group	2,200,994	17,006
	Ramsay Health Care Ltd.	326,056	16,903
	Northern Star Resources Ltd.	2,098,085	16,857
	Dexus	2,092,170	16,423
	Stockland	4,510,159	16,253
*	SEEK Ltd.	659,304	15,713
	BlueScope Steel Ltd.	946,409	15,646
	Mirvac Group	7,500,003	15,540
	Tabcorp Holdings Ltd.	3,921,131	14,951
	GPT Group	3,711,263	13,209
	Lendlease Corp. Ltd.	1,283,670	12,544
	Medibank Pvt Ltd.	5,112,829	12,131
*	Sydney Airport	2,470,628	11,749
	REA Group Ltd.	91,669	11,153
	Oil Search Ltd.	3,845,903	11,109
*	Boral Ltd.	2,318,468	11,043
	OZ Minerals Ltd.	594,059	10,838
	Computershare Ltd. (XASX)	992,017	10,786
	Evolution Mining Ltd.	3,012,453	10,667
	Origin Energy Ltd.	3,248,171	10,386
	Treasury Wine Estates Ltd.	1,335,031	10,317
	Charter Hall Group	886,513	9,576
	Magellan Financial Group Ltd.	256,181	9,544
	Aurizon Holdings Ltd.	3,285,980	9,454
	Mineral Resources Ltd.	256,762	9,377
	Domino's Pizza Enterprises Ltd.	110,850	9,103
	Vicinity Centres	7,148,115	8,735
1

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Ampol Ltd.	437,611	8,626
	Atlas Arteria Ltd.	1,795,778	8,323
	Bank of Queensland Ltd.	1,177,828	8,163
	AGL Energy Ltd.	1,169,955	8,061
	Bendigo & Adelaide Bank Ltd.	992,745	7,877
	Orica Ltd.	749,699	7,805
	JB Hi-Fi Ltd.	214,956	7,647
	Ansell Ltd.	234,243	7,620
	Reece Ltd.	485,455	7,595
*	NEXTDC Ltd.	834,642	7,423
*	Incitec Pivot Ltd.	3,608,767	7,325
	ALS Ltd.	864,245	6,998
	IGO Ltd.	1,133,887	6,479
	Alumina Ltd.	4,647,092	6,158
	Qube Holdings Ltd.	2,632,417	6,095
*	Crown Resorts Ltd.	632,131	5,936
	carsales.com Ltd.	384,646	5,876
	AMP Ltd.	6,439,423	5,530
	Downer EDI Ltd.	1,255,478	5,424
	Cleanaway Waste Management Ltd.	2,451,266	5,374
*	Qantas Airways Ltd.	1,345,682	5,104
	Metcash Ltd.	1,861,822	5,101
	Challenger Ltd.	1,258,068	4,938
	AusNet Services	3,343,288	4,894
	Worley Ltd.	586,817	4,869
*	Star Entertainment Grp Ltd.	1,554,847	4,756
	IDP Education Ltd.	267,991	4,681
*	Vocus Group Ltd.	1,074,540	4,529
	Iluka Resources Ltd.	756,601	4,485
	Altium Ltd.	195,297	4,454
	Harvey Norman Holdings Ltd.	1,059,552	4,298
	Orora Ltd.	1,738,247	4,253
	CSR Ltd.	860,984	3,954
	Seven Group Holdings Ltd.	237,619	3,927
	Washington H Soul Pattinson & Co. Ltd.	162,660	3,789
	Sims Ltd.	307,221	3,725
	Shopping Centres Australasia Property Group	1,905,091	3,662
	WiseTech Global Ltd.	148,975	3,586
	IOOF Holdings Ltd.	1,183,748	3,325
*	Flight Centre Travel Group Ltd.	257,055	3,295
	Beach Energy Ltd.	3,240,394	3,141
	TPG Telecom Ltd.	658,479	2,796
	Perpetual Ltd.	101,810	2,713
[1]	CIMIC Group Ltd.	179,268	2,669
	Deterra Royalties Ltd.	756,601	2,537
	Appen Ltd.	200,086	2,409
*	Nufarm Ltd.	565,253	2,269
	Adbri Ltd.	804,581	1,988
	Platinum Asset Management Ltd.	529,877	1,924
*	Domain Holdings Australia Ltd.	405,175	1,581
*	Whitehaven Coal Ltd.	1,571,637	1,539
*,2	Bgp Holdings plc	3,738,510	—
			2,486,908
Austria (0.1%)
*	Erste Group Bank AG	534,799	19,008
*	OMV AG	263,623	12,959
	Verbund AG	124,407	10,217
	voestalpine AG	219,958	9,543
	ANDRITZ AG	133,643	7,262
	Raiffeisen Bank International AG	231,363	5,055
2

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Telekom Austria AG Class A	249,495	2,039
			66,083
Belgium (0.6%)
*	Anheuser-Busch InBev SA	1,539,753	109,065
	KBC Group NV	508,517	39,455
*	Argenx SE	95,105	27,329
	Umicore SA	379,636	23,068
	Groupe Bruxelles Lambert SA	199,383	21,803
	UCB SA	223,513	20,697
	Ageas SA	332,907	20,134
	Solvay SA	126,935	16,141
	Sofina SA	27,705	10,527
	Warehouses De Pauw CVA	253,926	8,955
	Elia Group SA	66,308	7,178
*	Galapagos NV	88,628	6,900
*	Ackermans & van Haaren NV	40,025	6,400
[1]	Proximus SADP	266,319	5,674
	Etablissements Franz Colruyt NV	90,917	5,389
	Telenet Group Holding NV	82,754	3,539
			332,254
Brazil (1.5%)
	Vale SA	3,420,264	68,644
	Vale SA Class B ADR	2,679,680	53,915
	B3 SA - Brasil Bolsa Balcao	3,781,418	35,851
	Itau Unibanco Holding SA ADR	6,163,038	30,815
	Banco Bradesco SA ADR	6,079,937	26,448
	Petroleo Brasileiro SA ADR	3,036,130	26,263
	Magazine Luiza SA	4,872,792	17,968
	Weg SA	2,754,184	17,751
	Petroleo Brasileiro SA	4,087,311	17,381
*	Suzano SA	1,334,614	16,872
	Itau Unibanco Holding SA Preference Shares	3,221,182	16,325
	Itausa SA Preference Shares	8,211,692	15,208
	Notre Dame Intermedica Participacoes SA	958,040	14,333
*	Natura & Co. Holding SA	1,524,388	13,678
	Petroleo Brasileiro SA Preference Shares	3,129,977	13,610
	Banco Bradesco SA Preference Shares	2,757,230	12,106
	Localiza Rent a Car SA	1,018,364	12,055
	Ambev SA	4,307,893	11,848
	Lojas Renner SA	1,447,931	10,769
	Ambev SA ADR	3,678,000	10,225
	Raia Drogasil SA	2,094,000	10,138
	JBS SA	1,793,305	9,944
	Cosan SA	587,003	9,732
	Banco BTG Pactual SA (BVMF)	471,806	9,359
	Petroleo Brasileiro SA ADR (XNYS)	1,060,141	8,990
	Banco Bradesco SA	2,296,957	8,740
	Banco Do Brasil SA	1,565,481	8,542
*	Rumo SA	2,304,258	8,484
	Equatorial Energia SA	1,682,390	7,771
	Gerdau SA ADR	1,062,091	6,521
[3]	Banco Inter SA Preference Shares	447,900	6,422
	Lojas Americanas SA Preference Shares (BVMF)	1,585,285	6,088
	Gerdau SA Preference Shares	938,880	5,742
	Ultrapar Participacoes SA	1,476,552	5,738
	Petrobras Distribuidora SA	1,367,117	5,665
	Cia Siderurgica Nacional SA	609,380	5,518
	BB Seguridade Participacoes SA	1,338,860	5,504
	Bradespar SA Preference Shares	408,300	5,337
[3]	Hapvida Participacoes e Investimentos SA	1,987,913	5,284
3

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Cia Siderurgica Nacional SA ADR	577,080	5,205
	Totvs SA	898,958	5,147
*	B2w Cia Digital	388,529	4,815
	Hypera SA	753,859	4,810
	Centrais Eletricas Brasileiras SA	709,988	4,809
	Cia de Saneamento Basico do Estado de Sao Paulo	610,585	4,809
	Banco Santander Brasil SA	675,615	4,792
	Telefonica Brasil SA	593,295	4,718
	CCR SA	2,071,033	4,590
*	Via Varejo SA	2,091,388	4,555
*	BRF SA	1,125,632	4,308
*	Azul SA Preference Shares	531,726	3,769
[3]	Locaweb Servicos de Internet SA	707,600	3,748
	Energisa SA	461,124	3,740
	Centrais Eletricas Brasileiras SA Preference Shares	547,776	3,729
[3]	Rede D'Or Sao Luiz SA	272,037	3,601
	Metalurgica Gerdau SA Preference Shares	1,299,300	3,554
	Sul America SA	567,612	3,418
	Transmissora Alianca de Energia Eletrica SA	434,296	3,342
*	Eneva SA	1,236,800	3,340
	Banco Inter SA	236,575	3,301
	Usinas Siderurgicas De Minas Gerais SAUsiminas Preference Shares	757,700	3,131
	Cia de Locacao das Americas	621,100	3,015
	TIM SA	1,342,230	3,012
*	Klabin SA	579,680	2,973
	YDUQS Part	542,192	2,921
	Atacadao SA	711,412	2,845
	Sendas Distribuidora SA	190,242	2,833
*	BR Malls Participacoes SA	1,484,478	2,602
	Marfrig Global Foods SA	697,700	2,490
	Engie Brasil Energia SA	323,610	2,423
	Duratex SA	552,400	2,410
*	Cogna Educacao	3,361,881	2,395
	Cia Energetica de Minas Gerais Preference Shares	930,005	2,369
*	Alpargatas SA Preference Shares	317,700	2,324
*	Irb Brasil Resseguros S/A	2,070,819	2,322
	Qualicorp Consultoria e Corretora de Seguros SA	464,332	2,312
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	516,200	2,236
*	Braskem SA Preference Shares	224,200	2,167
	Fleury SA	457,118	2,150
	Multiplan Empreendimentos Imobiliarios SA	487,917	2,069
	Telefonica Brasil SA ADR	260,847	2,069
	EDP - Energias do Brasil SA	587,769	2,033
	CPFL Energia SA	369,600	1,997
	Cia Energetica de Minas Gerais ADR	763,898	1,902
	Sendas Distribuidora SA ADR	127,955	1,885
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	361,196	1,795
	Sao Martinho SA	300,200	1,723
	Cia Energetica de Sao Paulo Preference Shares	344,200	1,603
	Cia de Saneamento do Parana	410,800	1,596
	Cia Paranaense de Energia ADR	273,148	1,486
	Lojas Americanas SA (BVMF)	385,989	1,410
	Cia Energetica de Minas Gerais	451,506	1,404
	Cia Brasileira de Distribuicao	185,342	1,390
*	Braskem SA ADR	71,344	1,381
	Porto Seguro SA	149,212	1,356
	Neoenergia SA	448,300	1,320
	Cielo SA	1,948,476	1,238
	Usinas Siderurgicas de Minas Gerais SA Usiminas	286,800	1,224
	Odontoprev SA	486,800	1,144
	Aliansce Sonae Shopping Centers SA	234,100	1,106
4

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Ez Tec Empreendimentos e Participacoes SA	167,500	996
[1]	Cia Brasileira de Distribuicao ADR	127,955	949
	Itau Unibanco Holding SA	207,096	933
	M Dias Branco SA	168,686	827
	Grendene SA	444,200	668
	Cia Paranaense de Energia	527,080	534
	Guararapes Confeccoes SA	164,900	509
	Cia Paranaense de Energia Preference Shares	357,000	411
	TIM SA ADR	31,251	350
*	BRF SA ADR	50,677	197
			758,119
Canada (5.8%)
	Royal Bank of Canada	2,643,537	252,299
*	Shopify Inc. Class A	201,449	237,792
	Toronto-Dominion Bank	3,355,013	230,646
	Enbridge Inc.	3,719,615	143,471
	Bank of Nova Scotia	2,244,631	142,934
	Canadian National Railway Co.	1,319,404	142,047
	Brookfield Asset Management Inc. Class A	2,479,653	113,033
[1]	Bank of Montreal	1,187,348	112,065
	Canadian Pacific Railway Ltd.	251,355	93,804
	TC Energy Corp.	1,811,231	89,607
	Canadian Imperial Bank of Commerce	829,149	86,197
	Manulife Financial Corp.	3,594,998	78,501
	Canadian Natural Resources Ltd.	2,142,487	65,034
	Suncor Energy Inc.	2,828,358	60,495
	Sun Life Financial Inc.	1,086,560	58,618
	Waste Connections Inc.	491,728	58,576
	Nutrien Ltd.	1,056,959	58,345
	Constellation Software Inc.	35,371	51,911
	Alimentation Couche-Tard Inc. Class B	1,525,393	51,688
	Magna International Inc.	513,359	48,481
	Franco-Nevada Corp.	346,556	48,278
*	Barrick Gold Corp. (XLON)	2,231,557	47,549
[1]	National Bank of Canada	624,582	45,407
	Fortis Inc.	861,533	38,431
	Restaurant Brands International Inc.	549,329	37,724
*	CGI Inc.	412,583	36,504
	Intact Financial Corp.	264,663	35,179
	Wheaton Precious Metals Corp.	831,436	34,491
	Rogers Communications Inc. Class B	652,094	32,118
[1]	Pembina Pipeline Corp.	1,018,539	31,439
	Power Corp. of Canada	1,017,045	29,622
	Thomson Reuters Corp.	313,177	29,044
	Agnico Eagle Mines Ltd.	448,747	28,046
	BCE Inc.	557,413	26,348
	Dollarama Inc.	541,537	25,236
[1]	Shaw Communications Inc. Class B	862,599	24,984
	Fairfax Financial Holdings Ltd.	50,031	22,858
*	Barrick Gold Corp.	1,025,962	21,885
	Metro Inc.	469,163	21,497
*	Bausch Health Cos. Inc.	582,645	18,757
	Cenovus Energy Inc.	2,348,536	18,285
*	Teck Resources Ltd. Class B	863,793	18,279
	Loblaw Cos. Ltd.	307,363	17,067
[1]	Canadian Tire Corp. Ltd. Class A	106,414	16,962
	TELUS Corp.	797,368	16,542
	Great-West Lifeco Inc.	491,881	14,262
[3]	Hydro One Ltd.	591,541	14,183
	Saputo Inc.	439,606	13,970
	Imperial Oil Ltd.	421,421	12,171
5

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	George Weston Ltd.	136,299	12,035
*,1	Canopy Growth Corp.	430,030	11,598
	Canadian Utilities Ltd. Class A	226,035	6,460
*	Shopify Inc. Class A (XTSE)	4,540	5,369
	IGM Financial Inc.	145,232	5,185
	Enbridge Inc. (XTSE)	30,400	1,173
*	Barrick Gold Corp. (XTSE)	23,670	503
			2,994,985
Chile (0.2%)
	Sociedad Quimica y Minera de Chile SA ADR	219,707	11,587
	Empresas COPEC SA	889,509	9,579
	Banco De Chile	79,505,770	8,513
	Saci Falabella	1,441,851	6,512
	Empresas CMPC SA	2,211,773	6,146
[1]	Banco Santander Chile ADR	237,193	5,275
	Cencosud SA	2,474,211	5,137
	Banco de Credito e Inversiones SA	85,151	3,954
	Enel Americas SA ADR	383,038	2,750
	Sociedad Quimica y Minera de Chile SA Class B Preference Shares	47,596	2,508
	Enel Americas SA	17,568,283	2,501
	Cia Cervecerias Unidas SA	265,864	2,446
	CAP SA	134,720	2,402
	Colbun SA	13,117,670	2,252
	Enel Chile SA	30,780,956	2,100
*	Cia Sud Americana de Vapores SA	31,234,877	1,890
	Parque Arauco SA	1,089,317	1,691
	Aguas Andinas SA Class A	5,127,848	1,457
	Cencosud Shopping SA	876,636	1,431
	Banco Santander Chile SA	25,843,539	1,418
	Empresa Nacional de Telecomunicaciones SA	248,092	1,393
	Enel Chile SA ADR	331,452	1,157
*	Itau CorpBanca Chile SA	307,847,806	1,048
	AES Gener SA	6,275,836	1,031
	Engie Energia Chile SA	890,656	940
	Plaza SA	540,607	913
	Embotelladora Andina SA Preference Shares	335,712	801
			88,832
China (10.8%)
	Tencent Holdings Ltd.	10,983,904	876,208
*	Alibaba Group Holding Ltd.	26,180,540	756,820
*,3	Meituan Class B	7,073,918	270,749
	China Construction Bank Corp. Class H	166,760,517	131,631
*	JD.com Inc. ADR	1,588,905	122,918
	Ping An Insurance Group Co. of China Ltd. Class H	10,572,862	115,268
*	Baidu Inc. ADR	510,182	107,307
	Industrial & Commercial Bank of China Ltd. Class H	148,179,655	96,153
*	NIO Inc. ADR	2,319,281	92,400
*,3	Wuxi Biologics Cayman Inc.	5,896,112	82,768
	NetEase Inc. ADR	700,001	78,442
*	Pinduoduo Inc. ADR	540,294	72,362
*	China Merchants Bank Co. Ltd. Class H	7,356,341	59,089
	Bank of China Ltd. Class H	145,401,284	57,688
*	Kweichow Moutai Co. Ltd. Class A	162,525	50,211
*	TAL Education Group ADR	725,345	41,308
*	New Oriental Education & Technology Group Inc. ADR	2,671,820	40,772
	ANTA Sports Products Ltd.	2,096,673	37,401
*	Trip.com Group Ltd. ADR	896,213	35,024
	Li Ning Co. Ltd.	3,966,628	32,192
*	Bilibili Inc. ADR	288,522	31,986
	Shenzhou International Group Holdings Ltd.	1,422,549	31,295
6

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	BYD Co. Ltd. Class H	1,453,155	30,218
	Sunny Optical Technology Group Co. Ltd.	1,220,418	29,586
	China Life Insurance Co. Ltd. Class H	14,169,183	28,723
*	Alibaba Health Information Technology Ltd.	8,806,719	26,806
*	China Mengniu Dairy Co. Ltd.	4,996,019	26,739
*,3	Innovent Biologics Inc.	2,435,347	26,416
	Country Garden Services Holdings Co. Ltd.	2,502,701	26,218
	Geely Automobile Holdings Ltd.	9,879,097	25,732
	ENN Energy Holdings Ltd.	1,424,718	24,312
	China Petroleum and Chemical Corp. (Sinopec) Class H	48,892,731	24,114
*	Vipshop Holdings Ltd. ADR	782,461	24,076
	China Resources Beer Holdings Co. Ltd.	2,983,630	24,035
	China Resources Land Ltd.	5,125,316	23,997
	ZTO Express Cayman Inc. ADR	744,821	23,953
	Agricultural Bank of China Class H	59,872,835	23,196
*	Zai Lab Ltd. ADR	133,009	22,107
	Ping An Insurance Group Co. of China Ltd. Class A	1,962,450	21,930
*	Wuliangye Yibin Co. Ltd. Class A	497,508	21,801
[3]	Longfor Group Holdings Ltd.	3,458,335	21,481
*	Huazhu Group Ltd. ADR	349,576	20,611
	China Gas Holdings Ltd.	5,577,992	20,106
	Sino Biopharmaceutical Ltd.	18,168,718	19,497
	CSPC Pharmaceutical Group Ltd.	15,744,869	19,435
*	China Merchants Bank Co. Ltd. Class A	2,323,151	18,875
	China Pacific Insurance Group Co. Ltd. Class H	5,076,825	18,273
	China Overseas Land & Investment Ltd.	7,214,629	18,259
	Sunac China Holdings Ltd.	4,658,127	18,068
*,3	Kuaishou Technology	496,000	16,794
	Country Garden Holdings Co.	14,083,793	16,743
*	GDS Holdings Ltd. ADR	201,137	16,688
*,1	Li Auto Inc. ADR	798,954	15,771
*	Kingdee International Software Group Co. Ltd.	4,773,303	15,719
*	Haier Smart Home Co. Ltd. Class H	3,570,701	15,356
*	Tencent Music Entertainment Group ADR	866,508	15,095
*	Zijin Mining Group Co. Ltd. Class H	10,646,882	14,875
	China Conch Venture Holdings Ltd.	3,146,415	14,846
	Great Wall Motor Co. Ltd. Class H	5,921,192	14,700
	China Shenhua Energy Co. Ltd. Class H	6,899,360	14,371
	Anhui Conch Cement Co. Ltd. Class H	2,357,937	14,074
[3]	China Feihe Ltd.	4,886,745	13,885
	PetroChina Co. Ltd. Class H	37,988,969	13,743
*	China Vanke Co. Ltd. Class H	3,832,239	13,401
	Xinyi Solar Holdings Ltd.	7,832,220	13,063
[3]	China Tower Corp. Ltd. Class H	88,395,053	12,716
	PICC Property & Casualty Co. Ltd. Class H	12,608,470	12,344
*,3	Smoore International Holdings Ltd.	1,716,513	12,110
*	China Tourism Group Duty Free Corp. Ltd. Class A	250,262	12,010
	Kingsoft Corp. Ltd.	1,638,723	11,562
*	CITIC Securities Co. Ltd. Class H	4,757,793	11,440
[3]	Postal Savings Bank of China Co. Ltd. Class H	17,351,637	11,254
*	WuXi AppTec Co. Ltd. Class A	459,101	11,213
[3]	Haidilao International Holding Ltd.	1,722,237	11,144
*	KE Holdings Inc. ADR	208,556	10,855
	China National Building Material Co. Ltd. Class H	7,349,670	10,614
	Autohome Inc. ADR	110,907	10,284
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,545,946	10,177
	Bank of Communications Ltd. Class H	15,659,099	9,998
	JOYY Inc. ADR	101,415	9,641
	Citic Pacific Ltd.	9,005,697	9,458
	China CITIC Bank Corp. Ltd. Class H	18,043,749	9,420
	China Longyuan Power Group Corp. Ltd. Class H	6,304,086	9,270
7

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Zhongsheng Group Holdings Ltd.	1,221,604	9,240
*	Ping An Bank Co. Ltd. Class A	2,503,500	8,992
*	Industrial Bank Co. Ltd. Class A	2,668,800	8,949
*	Jiangsu Hengrui Medicine Co. Ltd. Class A	686,682	8,895
*	Yihai International Holding Ltd.	901,418	8,768
	China Resources Gas Group Ltd.	1,620,189	8,766
	Hengan International Group Co. Ltd.	1,346,293	8,700
*	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	119,565	8,583
	Guangdong Investment Ltd.	5,538,664	8,527
*,1,3	Ping An Healthcare and Technology Co. Ltd.	729,108	8,507
*	COSCO SHIPPING Holdings Co. Ltd. Class H	4,761,301	8,483
	Weichai Power Co. Ltd. Class H	3,649,334	8,447
	China Hongqiao Group Ltd.	5,307,567	8,377
*	Muyuan Foods Co. Ltd. Class A	463,598	8,075
	Kingboard Holdings Ltd.	1,339,813	7,912
*	Tsingtao Brewery Co. Ltd. Class H	873,438	7,910
	Shimao Group Holdings Ltd.	2,691,246	7,774
*	Agricultural Bank of China Ltd. Class A	15,450,000	7,634
	BYD Electronic International Co. Ltd.	1,428,091	7,577
*	China Evergrande Group	4,489,461	7,576
*,3	Hansoh Pharmaceutical Group Co. Ltd.	1,750,608	7,530
	Sinopharm Group Co. Ltd. Class H	2,438,106	7,520
*	LONGi Green Energy Technology Co. Ltd. Class A	491,300	7,495
*	Luzhou Laojiao Co. Ltd. Class A	186,800	7,341
	China Minsheng Banking Corp. Ltd. Class H	14,276,669	7,316
*	iQIYI Inc. ADR	483,342	7,110
*	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	111,900	7,052
*	China Construction Bank Corp. Class A	6,760,900	7,025
*	New China Life Insurance Co. Ltd. Class H	1,779,209	6,835
[3]	China International Capital Corp. Ltd. Class H	2,680,027	6,709
*,3	CanSino Biologics Inc. Class H	131,459	6,548
*	Industrial & Commercial Bank of China Ltd. Class A	8,191,400	6,489
*,1	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,020,566	6,474
*	Contemporary Amperex Technology Co. Ltd. Class A	106,997	6,430
*	XPeng Inc. ADR	214,855	6,426
	Wanhua Chemical Group Co. Ltd. Class A	401,000	6,341
*,3	Fuyao Glass Industry Group Co. Ltd. Class H	1,067,165	6,178
*	Aier Eye Hospital Group Co. Ltd. Class A	520,507	5,966
*	BYD Co. Ltd. Class A	240,700	5,907
	Kunlun Energy Co. Ltd.	5,461,356	5,839
*	Shanghai Pudong Development Bank Co. Ltd. Class A	3,736,600	5,796
	Fosun International Ltd.	4,031,288	5,789
*	Haitong Securities Co. Ltd. Class H	6,468,810	5,785
*,3	Hua Hong Semiconductor Ltd.	928,633	5,777
*	Pharmaron Beijing Co. Ltd. Class A	229,368	5,731
[1,3]	Jinxin Fertility Group Ltd.	2,235,161	5,727
*	China Yangtze Power Co. Ltd. Class A	1,856,179	5,721
*	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	191,900	5,691
*	Ganfeng Lithium Co. Ltd. Class A	337,500	5,656
	CIFI Holdings Group Co. Ltd.	6,312,590	5,640
*	Chongqing Zhifei Biological Products Co. Ltd. Class A	161,900	5,616
*,3	JD Health International Inc.	352,873	5,448
*	East Money Information Co. Ltd. Class A	1,093,680	5,422
*	Luxshare Precision Industry Co. Ltd. Class A	930,739	5,289
	China Medical System Holdings Ltd.	2,258,850	5,217
*	Weibo Corp. ADR	103,512	5,217
	People's Insurance Co. Group of China Ltd. Class H	15,044,882	5,143
	Jiangxi Copper Co. Ltd. Class H	2,118,392	5,142
	China Insurance International Holdings Co. Ltd.	2,768,872	5,125
*,1	HengTen Networks Group Ltd.	4,331,840	5,103
*	Sany Heavy Industry Co. Ltd. Class A	1,070,600	5,084
8

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	China Resources Power Holdings Co. Ltd.	3,857,843	5,068
*	Guangzhou Automobile Group Co. Ltd. Class H	5,834,058	4,977
*	Bank of Ningbo Co. Ltd. Class A	761,200	4,960
	China Molybdenum Co. Ltd. Class H	7,263,984	4,907
*	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	770,200	4,855
[3]	CGN Power Co. Ltd. Class H	21,074,536	4,848
[2]	Brilliance China Automotive Holdings Ltd.	5,101,410	4,794
*,3	Huatai Securities Co. Ltd. Class H	3,338,785	4,764
	Kingboard Laminates Holdings Ltd.	1,906,618	4,756
*	China Vanke Co. Ltd. Class A	1,073,500	4,667
	Dongfeng Motor Group Co. Ltd. Class H	5,198,643	4,518
*	Franshion Properties of China Ltd.	11,887,706	4,504
	Hopson Development Holdings Ltd.	1,136,225	4,456
	Far East Horizon Ltd.	3,856,301	4,422
*	Yanzhou Coal Mining Co. Ltd. Class H	3,676,861	4,381
	Momo Inc. ADR	298,015	4,369
*	CITIC Securities Co. Ltd. Class A	1,179,821	4,336
	China Resources Cement Holdings Ltd.	3,971,958	4,327
*	GF Securities Co. Ltd. Class H	2,960,197	4,278
	Haitian International Holdings Ltd.	1,031,947	4,199
*	Haier Smart Home Co. Ltd. Class A	822,096	4,197
*,3	Hangzhou Tigermed Consulting Co. Ltd. Class H	212,643	4,167
	China Lesso Group Holdings Ltd.	1,654,883	4,163
*	China Galaxy Securities Co. Ltd. Class H	6,990,117	4,154
*	Zijin Mining Group Co. Ltd. Class A	2,445,274	4,132
	China Everbright International Ltd.	6,559,484	4,123
*	China State Construction Engineering Corp. Ltd. Class A	5,392,929	4,112
*,3	China Literature Ltd.	392,388	4,087
*,1	Gome Electrical Appliances Holdings Ltd.	24,892,816	4,071
*	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	77,597	4,054
*	Aluminum Corp. of China Ltd. Class H	7,779,642	4,020
*	Changchun High & New Technology Industry Group Inc. Class A	51,682	3,961
	China Merchants Port Holdings Co. Ltd.	2,464,229	3,942
*	Tongcheng-Elong Holdings Ltd.	1,562,918	3,910
*	China Railway Group Ltd. Class H	7,560,299	3,903
*	Nine Dragons Paper Holdings Ltd.	2,844,072	3,897
	Yangzijiang Shipbuilding Holdings Ltd.	3,622,796	3,888
*	Lufax Holding Ltd. ADR	326,658	3,887
[3]	Yadea Group Holdings Ltd.	1,774,000	3,884
*	Foshan Haitian Flavouring & Food Co. Ltd. Class A	148,260	3,870
	Agile Group Holdings Ltd.	2,463,881	3,849
*	Beijing Enterprises Water Group Ltd.	10,067,390	3,845
*	Seazen Group Ltd.	3,586,565	3,823
*	SAIC Motor Corp. Ltd. Class A	1,227,121	3,802
*	Zhuzhou CRRC Times Electric Co. Ltd. Class H	949,225	3,769
*	Will Semiconductor Co. Ltd. Shanghai Class A	80,296	3,729
*	Genscript Biotech Corp.	1,609,596	3,721
	TravelSky Technology Ltd. Class H	1,678,759	3,673
*	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,601,819	3,643
	Kwg Group Holdings Ltd.	2,262,332	3,624
*,1,3	ZhongAn Online P&C Insurance Co. Ltd. Class H	607,396	3,579
*	Ming Yuan Cloud Group Holdings Ltd.	770,000	3,555
	Guangzhou R&F Properties Co. Ltd. Class H	2,765,021	3,529
*	ZTE Corp. Class H	1,410,512	3,514
*	Alibaba Pictures Group Ltd.	23,752,294	3,451
*	JD.com Inc. Class A	87,549	3,381
*	Eve Energy Co. Ltd. Class A	247,364	3,368
*	Shandong Gold Mining Co. Ltd. Class A	1,125,563	3,356
	SF Holding Co. Ltd. Class A	338,895	3,352
*	China Pacific Insurance Group Co. Ltd. Class A	658,200	3,335
*	Anhui Conch Cement Co. Ltd. Class A	437,400	3,304
9

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Poly Developments and Holdings Group Co. Ltd. Class A	1,520,295	3,280
*	COSCO SHIPPING Holdings Co. Ltd. Class A	1,165,300	3,272
*,3	Guotai Junan Securities Co. Ltd. Class H	2,300,731	3,267
*	Anhui Gujing Distillery Co. Ltd. Class B	242,939	3,255
*	Gree Electric Appliances Inc. of Zhuhai Class A	349,900	3,229
[3]	WuXi AppTec Co. Ltd. Class H	136,999	3,228
[3]	Topsports International Holdings Ltd.	2,388,209	3,215
*	Baoshan Iron & Steel Co. Ltd. Class A	2,389,600	3,176
[3]	A-Living Smart City Services Co. Ltd.	684,040	3,144
*	China Cinda Asset Management Co. Ltd. Class H	15,961,916	3,138
*	Tongwei Co. Ltd. Class A	580,400	3,135
	China Oilfield Services Ltd. Class H	3,398,706	3,105
*	Bank of China Ltd. Class A	6,171,723	3,098
*	BOE Technology Group Co. Ltd. Class A	2,738,200	3,087
*	Shenzhen Inovance Technology Co. Ltd. Class A	223,600	3,077
*	51job Inc. ADR	49,791	3,065
*	Huaneng Power International Inc. Class H	8,464,226	3,047
*	Focus Media Information Technology Co. Ltd. Class A	1,827,600	3,036
*,1,3	China Merchants Securities Co. Ltd. Class H	2,158,913	3,017
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	2,173,915	3,005
*,3	Sunac Services Holdings Ltd.	966,266	2,989
	Beijing Enterprises Holdings Ltd.	904,588	2,951
	Cosco Shipping Ports Ltd.	3,509,097	2,948
	Sinotruk Hong Kong Ltd.	1,195,384	2,937
*	BOE Technology Group Co. Ltd. Class B	5,531,037	2,928
	Logan Group Co. Ltd.	1,841,821	2,926
*	NARI Technology Co. Ltd. Class A	587,400	2,893
*	China Everbright Bank Co. Ltd. Class H	6,920,063	2,890
	AviChina Industry & Technology Co. Ltd. Class H	4,437,567	2,848
	Jiangsu Expressway Co. Ltd. Class H	2,407,275	2,833
*	Kingsoft Cloud Holdings Ltd. ADR	62,838	2,760
*	Air China Ltd. Class H	3,476,019	2,748
	Shenzhen International Holdings Ltd.	1,650,160	2,743
*	Guangdong Haid Group Co. Ltd. Class A	212,900	2,738
*	China Merchants Securities Co. Ltd. Class A	947,567	2,734
*	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	305,811	2,719
*,1,3	Shanghai Junshi Biosciences Co. Ltd. Class H	261,543	2,715
*,1	GSX Techedu Inc. ADR	82,726	2,643
*	Lens Technology Co. Ltd. Class A	656,400	2,636
*	Bank of Communications Co. Ltd. Class A	3,509,000	2,607
*	Shanghai Baosight Software Co. Ltd. Class B	692,745	2,606
	Yuexiu Property Co. Ltd.	11,254,829	2,602
*	Sungrow Power Supply Co. Ltd. Class A	187,900	2,592
*	China Life Insurance Co. Ltd. Class A	507,500	2,584
	Citic Pacific Special Steel Group Co. Ltd. Class A	644,353	2,571
[2,3]	China Huarong Asset Management Co. Ltd. Class H	19,420,157	2,550
*	China Everbright Bank Co. Ltd. Class A	4,331,026	2,527
*	Hangzhou Tigermed Consulting Co. Ltd. Class A	103,929	2,502
	Maxscend Microelectronics Co. Ltd. Class A	37,980	2,495
[1]	Flat Glass Group Co. Ltd. Class H	807,649	2,481
	China Traditional Chinese Medicine Holdings Co. Ltd.	4,319,306	2,466
*	Bank of Shanghai Co. Ltd. Class A	1,950,691	2,463
*	Beijing Capital International Airport Co. Ltd. Class H	3,385,292	2,457
*	Yunnan Baiyao Group Co. Ltd. Class A	148,000	2,453
	China Coal Energy Co. Ltd. Class H	4,530,041	2,450
	Bosideng International Holdings Ltd.	4,768,931	2,419
*	TCL Technology Group Corp. Class A	1,734,300	2,400
*	Mango Excellent Media Co. Ltd. Class A	227,529	2,384
	China Aoyuan Group Ltd.	2,295,786	2,383
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	85,564	2,380
*	China Southern Airlines Co. Ltd. Class H	3,501,237	2,371
10

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	GoerTek Inc. Class A	409,320	2,371
*	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	1,298,700	2,359
*	Shenwan Hongyuan Group Co. Ltd. Class A	3,365,931	2,347
*	Sanan Optoelectronics Co. Ltd. Class A	599,000	2,311
*	Henan Shuanghui Investment & Development Co. Ltd. Class A	406,100	2,293
[3]	Dali Foods Group Co. Ltd.	3,837,757	2,280
	China State Construction International Holdings Ltd.	3,209,767	2,248
*	Iflytek Co. Ltd. Class A	281,600	2,208
*	ZTE Corp. Class A	495,079	2,205
	Zhejiang Expressway Co. Ltd. Class H	2,531,007	2,200
	Shenzhen Investment Ltd.	6,009,151	2,199
*	China Minsheng Banking Corp. Ltd. Class A	2,991,300	2,171
*,1	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	1,303,661	2,148
*	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	231,815	2,148
*	Baidu Inc. Class A	80,280	2,127
*	Yonyou Network Technology Co. Ltd. Class A	413,962	2,116
*	China Petroleum & Chemical Corp. Class A	3,191,100	2,104
*	Wingtech Technology Co. Ltd. Class A	158,500	2,079
*,3	3SBio Inc.	2,170,269	2,052
*	AECC Aviation Power Co. Ltd. Class A	351,600	2,050
*	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,253,034	2,032
*	Seazen Holdings Co. Ltd. Class A	290,897	2,021
*	Daqin Railway Co. Ltd. Class A	1,894,066	2,012
*	Topchoice Medical Corp. Class A	41,278	1,989
*	Bank of Beijing Co. Ltd. Class A	2,706,200	1,989
	Yunnan Energy New Material Co. Ltd. Class A	96,110	1,988
*	Jiangsu Hengli Hydraulic Co. Ltd. Class A	149,358	1,978
[3]	China Resources Pharmaceutical Group Ltd.	2,881,732	1,941
*	Haitong Securities Co. Ltd. Class A	1,132,526	1,934
	Weichai Power Co. Ltd. Class A	690,788	1,924
	Times China Holdings Ltd.	1,348,693	1,920
[3]	Luye Pharma Group Ltd.	3,162,461	1,914
	China Communications Services Corp. Ltd. Class H	4,417,205	1,910
*	Gigadevice Semiconductor Beijing Inc. Class A	64,265	1,909
*	Huaxia Bank Co. Ltd. Class A	1,977,198	1,905
*,1,3	CSC Financial Co. Ltd. Class H	1,628,748	1,896
	Chongqing Rural Commercial Bank Co. Ltd. Class H	4,452,181	1,887
*	Hundsun Technologies Inc. Class A	133,298	1,885
*	Walvax Biotechnology Co. Ltd. Class A	195,400	1,882
*	Bank of Hangzhou Co. Ltd. Class A	735,435	1,878
*	Shanghai International Airport Co. Ltd. Class A	244,400	1,852
[1]	Poly Property Services Co. Ltd.	252,646	1,845
*	Huadong Medicine Co. Ltd. Class A	227,800	1,844
*	Hengli Petrochemical Co. Ltd. Class A	404,000	1,842
*	China Railway Group Ltd. Class A	2,207,818	1,836
*,1	China International Marine Containers Group Co. Ltd. Class H	972,517	1,828
[1]	Angang Steel Co. Ltd. Class H	2,650,568	1,822
*	Shanghai Electric Group Co. Ltd. Class H	5,249,404	1,822
*	Ecovacs Robotics Co. Ltd. Class A	72,100	1,818
*	China Shipbuilding Industry Co. Ltd. Class A	2,878,800	1,817
*	Zhejiang Huayou Cobalt Co. Ltd. Class A	143,500	1,800
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	7,260,940	1,795
[3]	China East Education Holdings Ltd.	765,303	1,783
	China Everbright Ltd.	1,488,662	1,777
	China Power International Development Ltd.	7,750,326	1,776
*	NAURA Technology Group Co. Ltd. Class A	69,700	1,772
*	Sinotrans Ltd. Class H	3,824,064	1,746
*	Huatai Securities Co. Ltd. Class A	704,100	1,728
*	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	403,700	1,715
*	Bank of Nanjing Co. Ltd. Class A	1,210,865	1,715
	Greentown China Holdings Ltd.	1,405,297	1,686
11

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	933,396	1,673
	Zhaojin Mining Industry Co. Ltd. Class H	1,840,637	1,667
*	Zhejiang NHU Co. Ltd. Class A	276,200	1,664
*	Huayu Automotive Systems Co. Ltd. Class A	405,269	1,638
*	Shaanxi Coal Industry Co. Ltd. Class A	939,200	1,627
	Shougang Fushan Resources Group Ltd.	6,200,303	1,619
[3]	Legend Holdings Corp. Class H	989,579	1,618
*	AVIC Shenyang Aircraft Co. Ltd. Class A	180,200	1,606
*	Metallurgical Corp. of China Ltd. Class H	6,742,030	1,584
	Sinopec Engineering Group Co. Ltd. Class H	2,545,188	1,571
*	China Eastern Airlines Corp. Ltd. Class H	3,537,171	1,549
*	China Shenhua Energy Co. Ltd. Class A	523,056	1,549
*	Beijing New Building Materials plc Class A	216,496	1,539
*	New China Life Insurance Co. Ltd. Class A	205,000	1,537
*	Chongqing Brewery Co. Ltd. Class A	63,100	1,530
*	China National Nuclear Power Co. Ltd. Class A	1,886,600	1,519
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	459,470	1,515
*	Hualan Biological Engineering Inc. Class A	233,464	1,513
*	GF Securities Co. Ltd. Class A	660,600	1,512
*	AVIC Jonhon Optronic Technology Co. Ltd. Class A	142,616	1,499
*	Founder Securities Co. Ltd. Class A	1,051,600	1,493
*	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	476,100	1,490
*	Unigroup Guoxin Microelectronics Co. Ltd. Class A	82,697	1,489
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	1,036,600	1,489
*	CSG Holding Co. Ltd. Class B	3,376,652	1,481
*,3	BAIC Motor Corp. Ltd. Class H	4,088,436	1,478
*	Lomon Billions Group Co. Ltd. Class A	283,300	1,475
	Livzon Pharmaceutical Group Inc. Class H	315,571	1,473
*	Chongqing Changan Automobile Co. Ltd. Class B	1,819,651	1,472
*	New Hope Liuhe Co. Ltd. Class A	569,100	1,458
*	Chaozhou Three-Circle Group Co. Ltd. Class A	217,500	1,450
*	KWG Living Group Holdings Ltd.	1,392,758	1,427
	Great Wall Motor Co. Ltd. Class A	275,380	1,422
	Shenzhen Expressway Co. Ltd. Class H	1,369,782	1,418
*	Anhui Gujing Distillery Co. Ltd. Class A	40,188	1,409
*	Jafron Biomedical Co. Ltd. Class A	92,784	1,379
*	SDIC Power Holdings Co. Ltd. Class A	901,900	1,378
*	Ovctek China Inc. Class A	76,800	1,374
	Zhejiang Dahua Technology Co. Ltd. Class A	377,700	1,364
*	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	99,900	1,357
*	AVIC Xi'an Aircraft Industry Group Co. Ltd. Class A	358,700	1,330
*	JCET Group Co. Ltd. Class A	232,900	1,318
*	OneConnect Financial Technology Co. Ltd. ADR	89,236	1,315
*	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	67,700	1,297
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	124,610	1,291
*	Jiangsu King's Luck Brewery JSC Ltd. Class A	156,706	1,290
*	Guotai Junan Securities Co. Ltd. Class A	500,800	1,279
*	JiuGui Liquor Co. Ltd. Class A	41,400	1,265
*	Jiangxi Copper Co. Ltd. Class A	309,400	1,261
*	Kingfa Sci & Tech Co. Ltd. Class A	358,300	1,256
*	Tsingtao Brewery Co. Ltd. Class A	89,511	1,256
*	Chongqing Changan Automobile Co. Ltd. Class A	494,300	1,249
*	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	206,496	1,240
*	Inner Mongolia Yitai Coal Co. Ltd. Class B	1,865,614	1,231
	Lingyi iTech Guangdong Co. Class A	966,500	1,226
*	Industrial Securities Co. Ltd. Class A	873,700	1,224
*	China Jushi Co. Ltd. Class A	441,779	1,223
*	Suning.com Co. Ltd. Class A	1,189,500	1,222
*	Maanshan Iron & Steel Co. Ltd. Class A	1,869,100	1,221
*	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	55,000	1,220
*	Fuyao Glass Industry Group Co. Ltd. Class A	154,400	1,218
12

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Yanlord Land Group Ltd.	1,215,087	1,213
*	Everbright Securities Co. Ltd. Class A	524,095	1,211
*	Montage Technology Co. Ltd. Class A	146,598	1,209
*	China Reinsurance Group Corp. Class H	11,496,206	1,197
[3]	Pharmaron Beijing Co. Ltd. Class H	57,479	1,187
	Shanghai Industrial Holdings Ltd.	766,512	1,184
*	Lao Feng Xiang Co. Ltd. Class B	391,321	1,179
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	5,104,725	1,158
	Sino-Ocean Group Holding Ltd.	5,192,904	1,154
	Intco Medical Technology Co. Ltd. Class A	43,750	1,150
	Hithink RoyalFlush Information Network Co. Ltd. Class A	68,666	1,148
*	Songcheng Performance Development Co. Ltd. Class A	342,320	1,147
*	Huizhou Desay Sv Automotive Co. Ltd. Class A	70,000	1,130
*	Lepu Medical Technology Beijing Co. Ltd. Class A	228,200	1,129
*	XCMG Construction Machinery Co. Ltd. Class A	992,300	1,128
*	Skshu Paint Co. Ltd. Class A	30,800	1,126
*	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	414,620	1,116
*	Wuhan Guide Infrared Co. Ltd. Class A	206,420	1,110
*	Yealink Network Technology Corp. Ltd. Class A	102,868	1,110
*	Shanghai Jinjiang International Hotels Co. Ltd. Class B	518,925	1,105
*	Asymchem Laboratories Tianjin Co. Ltd. Class A	21,800	1,104
*,3	China Railway Signal & Communication Corp. Ltd. Class H	2,781,353	1,104
*	COSCO SHIPPING Development Co. Ltd. Class H	6,221,713	1,095
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	87,640	1,094
	Offcn Education Technology Co. Ltd. Class A	277,400	1,089
*	Huaxin Cement Co. Ltd. Class B	511,669	1,089
*	China Molybdenum Co. Ltd. Class A	1,216,491	1,085
*	Foxconn Industrial Internet Co. Ltd. Class A	507,700	1,077
*	Spring Airlines Co. Ltd. Class A	108,043	1,071
*,3	Orient Securities Co. Ltd. Class H	1,680,035	1,065
*	Fu Jian Anjoy Foods Co. Ltd. Class A	27,400	1,065
*	Yonghui Superstores Co. Ltd. Class A	1,221,497	1,049
*	Gemdale Corp. Class A	578,200	1,048
*	Sichuan Chuantou Energy Co. Ltd. Class A	601,900	1,046
*	Humanwell Healthcare Group Co. Ltd. Class A	205,100	1,042
*	Shengyi Technology Co. Ltd. Class A	288,700	1,038
*	Shandong Chenming Paper Holdings Ltd. Class B	1,406,450	1,036
*	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	174,100	1,036
*	Tongkun Group Co. Ltd. Class A	291,600	1,028
	Thunder Software Technology Co. Ltd. Class A	49,400	1,021
*	Sichuan Swellfun Co. Ltd. Class A	64,700	1,020
*	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	1,121,890	1,018
*	Rongsheng Petrochemical Co. Ltd. Class A	232,900	1,016
*	Guosen Securities Co. Ltd. Class A	625,581	1,012
*	SOHO China Ltd.	3,350,042	1,011
*	Huadian Power International Corp. Ltd. Class H	3,255,550	996
	By-health Co. Ltd. Class A	197,566	996
	Health & Happiness H&H International Holdings Ltd.	273,604	985
*	Zhejiang Satellite Petrochemical Co. Ltd. Class A	154,600	972
*	Shanghai International Port Group Co. Ltd. Class A	1,361,200	972
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	510,640	968
	Jiayuan International Group Ltd.	2,092,382	963
*	Angel Yeast Co. Ltd. Class A	105,900	957
*	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	31,900	957
*	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	2,185,306	952
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	19,900	945
*	Zhejiang Century Huatong Group Co. Ltd. Class A	922,707	943
*	Orient Securities Co. Ltd. Class A	693,092	942
*	CanSino Biologics Inc. Class A	11,690	940
[1]	Shandong Chenming Paper Holdings Ltd. Class H	1,085,298	939
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	159,100	939
13

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Hengyi Petrochemical Co. Ltd. Class A	458,400	928
*	ENN Natural Gas Co. Ltd. Class A	342,400	926
*	Shanghai RAAS Blood Products Co. Ltd. Class A	751,200	926
	Shandong Sinocera Functional Material Co. Ltd. Class A	121,400	925
*	SG Micro Corp. Class A	22,800	922
*	Trip.com Group Ltd.	23,202	919
*	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	504,600	916
*	New Oriental Education & Technology Group Inc.	59,340	912
*	China CITIC Bank Corp. Ltd. Class A	1,129,935	904
*	TBEA Co. Ltd. Class A	476,900	904
*,2	Jiangsu Eastern Shenghong Co. Ltd. Class A	389,100	899
*	Aluminum Corp. of China Ltd. Class A	1,312,200	897
*	Shandong Nanshan Aluminum Co. Ltd. Class A	1,523,300	896
*	Beijing Tiantan Biological Products Corp. Ltd. Class A	159,721	889
*	China Southern Airlines Co. Ltd. Class A	906,697	888
*	China Railway Signal & Communication Corp. Ltd. Class A	1,025,723	888
*	Guangdong Kinlong Hardware Products Co. Ltd. Class A	30,300	883
	Hunan Valin Steel Co. Ltd. Class A	728,000	881
	BBMG Corp. Class H	4,261,085	876
*	Huafon Chemical Co. Ltd. Class A	441,700	871
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	381,181	866
*	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	62,286	864
*	Dada Nexus Ltd. ADR	35,845	862
*	Hangzhou First Applied Material Co. Ltd. Class A	61,200	861
*	GEM Co. Ltd. Class A	561,098	861
*	Zhejiang Chint Electrics Co. Ltd. Class A	166,993	856
*	Zhejiang Longsheng Group Co. Ltd. Class A	408,000	855
*	Shenzhen Energy Group Co. Ltd. Class A	651,220	852
	Hongfa Technology Co. Ltd. Class A	97,300	837
*	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	73,600	833
*	Tianshui Huatian Technology Co. Ltd. Class A	421,000	830
*	Ningxia Baofeng Energy Group Co. Ltd. Class A	332,500	830
*	Gongniu Group Co. Ltd. Class A	27,500	830
*	JA Solar Technology Co. Ltd. Class A	206,600	826
*	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	923,300	825
*	Zhongjin Gold Corp. Ltd. Class A	619,850	816
*	Gotion High-tech Co. Ltd. Class A	152,600	815
*	Shanghai Electric Group Co. Ltd. Class A	1,033,700	815
*	Kuang-Chi Technologies Co. Ltd. Class A	280,900	811
*	Power Construction Corp. of China Ltd. Class A	1,375,200	810
*	Raytron Technology Co. Ltd. Class A	57,119	809
*	CSC Financial Co. Ltd. Class A	182,138	803
*	Sangfor Technologies Inc. Class A	18,900	797
[1,3]	Ganfeng Lithium Co. Ltd. Class H	59,279	794
*	Bank of Jiangsu Co. Ltd. Class A	727,090	793
*	Oppein Home Group Inc. Class A	30,762	791
*	Shandong Linglong Tyre Co. Ltd. Class A	92,200	790
*	Changjiang Securities Co. Ltd. Class A	706,986	789
*	Shanghai Jahwa United Co. Ltd. Class A	86,600	787
	Glodon Co. Ltd. Class A	69,900	786
*	Yantai Changyu Pioneer Wine Co. Ltd. Class B	389,084	777
*	Yunnan Aluminium Co. Ltd. Class A	408,900	775
*	Shandong Sun Paper Industry JSC Ltd. Class A	313,600	774
*	SDIC Capital Co. Ltd. Class A	386,700	772
*	Inspur Electronic Information Industry Co. Ltd. Class A	185,120	770
*	Beijing Enlight Media Co. Ltd. Class A	382,000	768
*	Weifu High-Technology Group Co. Ltd. Class B	347,462	762
*	Shanghai Bailian Group Co. Ltd. Class A	215,000	760
*	C&S Paper Co. Ltd. Class A	158,800	754
*	Han's Laser Technology Industry Group Co. Ltd. Class A	121,900	753
*	Youngor Group Co. Ltd. Class A	655,000	751
14

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	104,394	751
*	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	216,844	749
*	Zhejiang Weixing New Building Materials Co. Ltd. Class A	205,000	743
*	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	157,100	743
*	Sinolink Securities Co. Ltd. Class A	391,100	728
*	Beijing Shunxin Agriculture Co. Ltd. Class A	94,995	727
*	Hangzhou Robam Appliances Co. Ltd. Class A	122,700	726
*	Yantai Eddie Precision Machinery Co. Ltd. Class A	76,600	722
*	China National Accord Medicines Corp. Ltd. Class B	246,585	718
	Anhui Expressway Co. Ltd. Class H	1,022,728	717
*	Sinoma Science & Technology Co. Ltd. Class A	211,300	713
*	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	771,989	710
*,3	Red Star Macalline Group Corp. Ltd. Class H	1,255,882	709
	Shanghai M&G Stationery Inc. Class A	50,300	709
*	Zhejiang Supor Co. Ltd. Class A	60,776	707
*	TongFu Microelectronics Co. Ltd. Class A	215,000	707
	Avic Capital Co. Ltd. Class A	1,176,800	705
*	AVIC Electromechanical Systems Co. Ltd. Class A	468,192	704
*	China Eastern Airlines Corp. Ltd. Class A	872,329	703
*	Jinke Properties Group Co. Ltd. Class A	684,000	696
	NetEase Inc.	31,077	695
*,1	Dongfang Electric Corp. Ltd. Class H	826,891	692
*	Shenzhen SC New Energy Technology Corp. Class A	40,800	692
*	China Greatwall Technology Group Co. Ltd. Class A	379,300	690
*	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	122,100	689
*	Suzhou Maxwell Technologies Co. Ltd. Class A	7,300	689
*	Western Securities Co. Ltd. Class A	524,794	682
*	Jiangsu Yangnong Chemical Co. Ltd. Class A	39,500	682
*,3	Shenwan Hongyuan Group Co. Ltd. Class H	2,496,800	680
*	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	494,438	677
*	Shenghe Resources Holding Co. Ltd. Class A	265,800	677
*	Beijing Dabeinong Technology Group Co. Ltd. Class A	536,800	674
*	Liaoning Cheng Da Co. Ltd. Class A	193,200	672
*	Tianma Microelectronics Co. Ltd. Class A	312,900	670
*	Datang International Power Generation Co. Ltd. Class H	4,521,035	668
*	Fangda Carbon New Material Co. Ltd. Class A	483,516	662
*	China Merchants Energy Shipping Co. Ltd. Class A	873,064	661
*	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	114,200	659
*	Shanghai Tunnel Engineering Co. Ltd. Class A	807,244	657
*	Greenland Holdings Corp. Ltd. Class A	751,371	656
*	Avic Aviation High-Technology Co. Ltd. Class A	177,600	656
*	GRG Banking Equipment Co. Ltd. Class A	328,787	654
	Fujian Sunner Development Co. Ltd. Class A	160,100	652
*	Nanjing Securities Co. Ltd. Class A	429,500	650
*	Guoyuan Securities Co. Ltd. Class A	546,000	647
*	China Gezhouba Group Co. Ltd. Class A	588,204	646
*	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	90,870	645
*	Winning Health Technology Group Co. Ltd. Class A	276,380	644
*	Jason Furniture Hangzhou Co. Ltd. Class A	52,000	644
*	Metallurgical Corp. of China Ltd. Class A	1,348,900	640
*	Sunwoda Electronic Co. Ltd. Class A	192,300	637
*	Huaxin Cement Co. Ltd. Class A	187,800	636
*	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	129,800	636
*	Chongqing Fuling Zhacai Group Co. Ltd. Class A	103,000	633
*	Autohome Inc. Class A	27,024	633
*	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	188,690	632
*	Jointown Pharmaceutical Group Co. Ltd. Class A	241,100	631
*	Sieyuan Electric Co. Ltd. Class A	129,600	630
*	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	124,197	630
*	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	121,510	628
*	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	186,920	625
15

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Shenzhen Capchem Technology Co. Ltd. Class A	52,300	620
*	Guangshen Railway Co. Ltd. Class H	3,076,100	617
	Tianfeng Securities Co. Ltd. Class A	846,880	615
*	YTO Express Group Co. Ltd. Class A	338,600	615
	Beijing Jingneng Clean Energy Co. Ltd. Class H	2,814,579	612
*	Bank of Changsha Co. Ltd. Class A	440,300	612
	Jiangsu Zhongtian Technology Co. Ltd. Class A	387,300	610
*	Guangzhou Baiyun International Airport Co. Ltd. Class A	324,346	608
*	SooChow Securities Co. Ltd. Class A	496,620	606
*	Air China Ltd. Class A	479,226	605
*	Hubei Energy Group Co. Ltd. Class A	842,208	603
*	AVICOPTER plc Class A	76,800	603
*	Tongling Nonferrous Metals Group Co. Ltd. Class A	1,372,758	602
*	Beijing Shiji Information Technology Co. Ltd. Class A	136,753	602
*	Zhefu Holding Group Co. Ltd. Class A	694,800	600
*	Shenzhen MTC Co. Ltd. Class A	671,146	600
*	Shenzhen Kaifa Technology Co. Ltd. Class A	225,500	599
*	Sichuan Road & Bridge Co. Ltd. Class A	577,070	599
*	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	175,500	598
*	Zhengzhou Yutong Bus Co. Ltd. Class A	284,400	597
*	G-bits Network Technology Xiamen Co. Ltd. Class A	8,400	593
*	Oriental Pearl Group Co. Ltd. Class A	434,700	591
*	Ningbo Tuopu Group Co. Ltd. Class A	112,900	591
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	829,439	589
*	Ningbo Zhoushan Port Co. Ltd. Class A	961,800	588
*	Nanjing Hanrui Cobalt Co. Ltd. Class A	52,100	587
*	Zhuzhou Kibing Group Co. Ltd. Class A	248,300	586
*	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	254,400	576
*	China Zheshang Bank Co. Ltd. Class A	941,100	574
*	China CSSC Holdings Ltd. Class A	236,500	570
*	China National Medicines Corp. Ltd. Class A	100,300	570
*	Shenergy Co. Ltd. Class A	650,000	569
*	Dongxing Securities Co. Ltd. Class A	356,192	566
*	Proya Cosmetics Co. Ltd. Class A	20,100	566
*	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	300,197	563
*	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	27,397	563
*	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	199,900	560
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	511,300	558
*	Xiamen Tungsten Co. Ltd. Class A	187,399	557
*	China Baoan Group Co. Ltd. Class A	342,200	555
*	Shanxi Coking Coal Energy Group Co. Ltd. Class A	634,920	551
*	Shenzhen Goodix Technology Co. Ltd. Class A	31,366	550
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	118,174	548
*	NavInfo Co. Ltd. Class A	250,196	548
*	Anhui Anke Biotechnology Group Co. Ltd. Class A	178,940	546
*	Hefei Meiya Optoelectronic Technology Inc. Class A	73,700	546
*	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	266,977	546
*	Hesteel Co. Ltd. Class A	1,384,800	545
*	Ingenic Semiconductor Co. Ltd. Class A	50,200	545
*	Wangfujing Group Co. Ltd. Class A	105,800	545
*	Flat Glass Group Co. Ltd. Class A	124,800	545
[3]	Qingdao Port International Co. Ltd. Class H	883,433	543
*	Angang Steel Co. Ltd. Class A	719,300	540
*	Heilongjiang Agriculture Co. Ltd. Class A	231,300	540
*	Addsino Co. Ltd. Class A	205,500	539
*	COSCO SHIPPING Development Co. Ltd. Class A	1,224,040	538
*	Shenzhen Sunway Communication Co. Ltd. Class A	124,100	537
*	Pacific Securities Co Ltd./The/China Class A	938,519	537
*	Shanghai Lingang Holdings Corp. Ltd. Class A	167,740	533
*	Southwest Securities Co. Ltd. Class A	768,200	533
*	Xinhu Zhongbao Co. Ltd. Class A	1,117,100	531
16

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	197,000	529
*	Gan & Lee Pharmaceuticals Co. Ltd. Class A	25,500	529
*	Zhongtai Securities Co. Ltd. Class A	321,300	527
	Luxi Chemical Group Co. Ltd. Class A	222,200	526
*	Zhejiang Dingli Machinery Co. Ltd. Class A	46,354	524
*	Zhejiang China Commodities City Group Co. Ltd. Class A	693,300	523
*	Avary Holding Shenzhen Co. Ltd. Class A	108,600	521
	Bank of Zhengzhou Co. Ltd. Class A	909,910	517
*	Guangzhou Automobile Group Co. Ltd. Class A	298,730	514
*	Wens Foodstuffs Group Co. Ltd. Class A	231,080	513
*	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	246,000	513
*	First Capital Securities Co. Ltd. Class A	509,800	513
*	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	132,100	510
[1]	ZTO Express Cayman Inc.	15,906	505
*	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	536,400	504
*	RiseSun Real Estate Development Co. Ltd. Class A	527,066	501
*	FAW Jiefang Group Co. Ltd. Class A	292,500	499
*	Yunnan Tin Co. Ltd. Class A	221,500	498
*	Perfect World Co. Ltd. Class A	151,800	498
*	Shandong Pharmaceutical Glass Co. Ltd. Class A	78,800	498
*	Changsha Jingjia Microelectronics Co. Ltd. Class A	43,888	492
	Sichuan Expressway Co. Ltd. Class H	2,075,242	491
*	Qingdao TGOOD Electric Co. Ltd. Class A	126,000	489
*	Guangzhou Wondfo Biotech Co. Ltd. Class A	31,200	488
*	WUS Printed Circuit Kunshan Co. Ltd. Class A	218,700	488
*	Jinyu Bio-Technology Co. Ltd. Class A	144,700	487
	Yintai Gold Co. Ltd. Class A	366,940	484
*	Dongfang Electric Corp. Ltd. Class A	275,384	483
*	Yifan Pharmaceutical Co. Ltd. Class A	174,100	481
*	Sealand Securities Co. Ltd. Class A	740,740	481
*	China Oilfield Services Ltd. Class A	236,889	481
*	Sinopec Oilfield Service Corp. Class H	5,410,803	479
*	China Great Wall Securities Co. Ltd. Class A	309,000	479
*	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	346,950	479
*	China Film Co. Ltd. Class A	219,300	479
*	Guanghui Energy Co. Ltd. Class A	1,015,600	477
*	Dong-E-E-Jiao Co. Ltd. Class A	86,100	472
*	Guangzhou Haige Communications Group Inc. Co Class A	308,400	472
*	Joyoung Co. Ltd. Class A	95,700	470
*	Shanxi Securities Co. Ltd. Class A	455,390	470
*	Weihai Guangwei Composites Co. Ltd. Class A	48,300	470
*	Unisplendour Corp. Ltd. Class A	166,737	469
*	Guangdong Electric Power Development Co. Ltd. Class B	1,537,191	469
*	Zhejiang Juhua Co. Ltd. Class A	346,949	467
*	Juewei Food Co. Ltd. Class A	34,894	464
*	Yango Group Co. Ltd. Class A	522,797	462
*	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	263,100	462
*	Huagong Tech Co. Ltd. Class A	148,300	461
*	Zhongji Innolight Co. Ltd. Class A	87,198	460
*	China Merchants Property Operation & Service Co. Ltd. Class A	141,100	459
*	Xiamen C & D Inc. Class A	366,700	459
*	Western Superconducting Technologies Co. Ltd. Class A	56,010	458
*	Guolian Securities Co. Ltd. Class A	212,300	454
*	BBMG Corp. Class A	1,057,400	454
*	Nanjing Iron & Steel Co. Ltd. Class A	697,400	453
	Yixintang Pharmaceutical Group Co. Ltd. Class A	71,700	453
*	China National Software & Service Co. Ltd. Class A	63,500	451
*	Beijing Originwater Technology Co. Ltd. Class A	415,200	450
*	Wuchan Zhongda Group Co. Ltd. Class A	631,100	450
	OFILM Group Co. Ltd. Class A	343,700	448
*	China Avionics Systems Co. Ltd. Class A	192,800	447
17

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Beijing Capital Co. Ltd. Class A	968,890	444
*	Suning Universal Co. Ltd. Class A	420,023	443
*	China Satellite Communications Co. Ltd. Class A	183,900	443
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	1,844,864	442
*	Hengtong Optic-electric Co. Ltd. Class A	247,393	442
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	169,100	441
*	Beijing Shougang Co. Ltd. Class A	567,100	441
*	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	307,900	439
*	Ningbo Joyson Electronic Corp. Class A	156,500	438
*	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	308,481	434
*	Beijing Yanjing Brewery Co. Ltd. Class A	380,500	434
*	Beijing Kunlun Tech Co. Ltd. Class A	151,600	433
*	Hoshine Silicon Industry Co. Ltd. Class A	47,200	433
*	Huaibei Mining Holdings Co. Ltd. Class A	238,000	431
*	Liaoning Port Co. Ltd. Class A	1,617,500	430
	Haisco Pharmaceutical Group Co. Ltd. Class A	105,000	428
*	Xinjiang Zhongtai Chemical Co. Ltd. Class A	275,200	427
*	Bright Dairy & Food Co. Ltd. Class A	160,300	427
	Yunnan Copper Co. Ltd. Class A	197,000	421
*	DHC Software Co. Ltd. Class A	399,300	421
*	Dian Diagnostics Group Co. Ltd. Class A	69,400	417
*	Yunda Holding Co. Ltd. Class A	167,770	417
*	Chengdu Xingrong Environment Co. Ltd. Class A	517,505	415
*	Centre Testing International Group Co. Ltd. Class A	81,582	412
*	Northeast Securities Co. Ltd. Class A	324,100	411
*	China Fortune Land Development Co. Ltd. Class A	478,047	411
*	Maccura Biotechnology Co. Ltd. Class A	55,900	410
*	Hanergy Thin Film Pow Group Ltd.	14,742,000	410
*	China Enterprise Co. Ltd. Class A	818,650	409
*	China Coal Energy Co. Ltd. Class A	378,138	408
*	Shanghai Junshi Biosciences Co. Ltd. Class A	28,009	406
*	Guosheng Financial Holding Inc. Class A	244,600	402
*	People.cn Co. Ltd. Class A	155,681	400
*	Laobaixing Pharmacy Chain JSC Class A	48,160	398
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class H	408,399	397
*	Autobio Diagnostics Co. Ltd. Class A	21,000	396
*	CECEP Solar Energy Co. Ltd. Class A	417,380	396
*	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	431,071	395
*	Sansteel Minguang Co. Ltd. Fujian Class A	312,100	394
*	Beijing Sinnet Technology Co. Ltd. Class A	180,000	391
*	NanJi E-Commerce Co. Ltd. Class A	314,099	391
*	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	81,000	390
*	Fiberhome Telecommunication Technologies Co. Ltd. Class A	141,597	390
*	Offshore Oil Engineering Co. Ltd. Class A	576,900	387
*	Central China Securities Co. Ltd. Class H	2,126,621	386
*	CECEP Wind-Power Corp. Class A	665,300	385
*	Shanghai Construction Group Co. Ltd. Class A	851,600	381
*	Bank of Guiyang Co. Ltd. Class A	318,500	381
*	Sinotrans Ltd. Class A	502,200	378
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	225,000	375
*	STO Express Co. Ltd. Class A	282,099	374
*	Suofeiya Home Collection Co. Ltd. Class A	83,100	373
*	BTG Hotels Group Co. Ltd. Class A	94,597	373
	China Aerospace Times Electronics Co. Ltd. Class A	353,400	372
*,3	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	257,236	371
*	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	85,400	370
*	Tangshan Jidong Cement Co. Ltd. Class A	170,400	368
*	Guangzhou Zhujiang Brewery Co. Ltd. Class A	218,100	368
*	BGI Genomics Co. Ltd. Class A	18,391	366
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	141,900	363
*	Leyard Optoelectronic Co. Ltd. Class A	328,500	363
18

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	China South Publishing & Media Group Co. Ltd. Class A	230,100	363
*	Jinduicheng Molybdenum Co. Ltd. Class A	406,300	361
*	Blue Sail Medical Co. Ltd. Class A	99,100	360
	Betta Pharmaceuticals Co. Ltd. Class A	21,800	359
*	360 Security Technology Inc. Class A	183,799	357
*	Inner Mongolia First Machinery Group Co. Ltd. Class A	223,118	357
*	Topsec Technologies Group Inc. Class A	127,000	355
*	Huaxi Securities Co. Ltd. Class A	243,600	351
*	Shanghai Electric Power Co. Ltd. Class A	323,400	351
*	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	148,600	349
*	GCL System Integration Technology Co. Ltd. Class A	728,700	349
*	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	192,900	348
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A	105,100	345
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	114,081	343
*	Shanying International Holding Co. Ltd. Class A	647,200	343
*	KingClean Electric Co. Ltd. Class A	49,410	342
*	Hangzhou Oxygen Plant Group Co. Ltd. Class A	64,700	342
*	Xinxing Ductile Iron Pipes Co. Ltd. Class A	546,300	341
*	Datang International Power Generation Co. Ltd. Class A	882,200	341
*	Shenzhen Gas Corp. Ltd. Class A	315,300	341
*	DaShenLin Pharmaceutical Group Co. Ltd. Class A	28,920	338
*	Lianhe Chemical Technology Co. Ltd. Class A	97,110	337
*	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	211,700	337
*	Glarun Technology Co. Ltd. Class A	158,900	337
*	Lao Feng Xiang Co. Ltd. Class A	39,169	334
*	Shandong Hi-speed Co. Ltd. Class A	308,600	333
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	1,291,800	333
*	Livzon Pharmaceutical Group Inc. Class A	45,600	331
*	Leo Group Co. Ltd. Class A	873,400	331
*	Huadian Power International Corp. Ltd. Class A	630,800	331
*	Zhejiang Medicine Co. Ltd. Class A	131,900	331
*	Newland Digital Technology Co. Ltd. Class A	153,199	330
*	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	275,373	330
	Hongta Securities Co. Ltd. Class A	169,100	329
*	Shenzhen Airport Co. Ltd. Class A	248,800	327
*	Ninestar Corp. Class A	83,625	327
*	CNOOC Energy Technology & Services Ltd. Class A	872,200	327
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	944,700	325
*	Guangdong HEC Technology Holding Co. Ltd. Class A	448,453	325
*	Zhejiang Hailiang Co. Ltd. Class A	193,600	324
*	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	162,900	323
	Avic Heavy Machinery Co. Ltd. Class A	118,600	323
*	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	452,300	322
*	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co Class A	90,800	320
*	Chongqing Rural Commercial Bank Co. Ltd. Class A	496,000	318
*	CMST Development Co. Ltd. Class A	386,700	316
*	Sinoma International Engineering Co. Class A	239,600	315
*	Anhui Kouzi Distillery Co. Ltd. Class A	32,600	313
*,1,3	Everbright Securities Co. Ltd. Class H	398,870	313
*	Bank of Chengdu Co. Ltd. Class A	169,900	313
*	Zhejiang Weiming Environment Protection Co. Ltd. Class A	86,218	310
*	Zhejiang Kaishan Compressor Co. Ltd. Class A	146,144	310
*	Guangdong Golden Dragon Development Inc. Class A	136,800	310
*	Wanxiang Qianchao Co. Ltd. Class A	406,333	310
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	324,300	309
*	Keboda Technology Co. Ltd. Class A	27,400	309
*	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	851,600	309
*	Boya Bio-pharmaceutical Group Co. Ltd. Class A	56,006	302
*	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	296,900	302
*	Guangxi Guiguan Electric Power Co. Ltd. Class A	376,900	301
	Huaan Securities Co. Ltd. Class A	320,200	301
19

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	BOC International China Co. Ltd. Class A	127,700	299
*	Siasun Robot & Automation Co. Ltd. Class A	200,120	298
*	Tian Di Science & Technology Co. Ltd. Class A	529,200	297
*	Financial Street Holdings Co. Ltd. Class A	308,090	295
*	Beijing Capital Development Co. Ltd. Class A	340,513	294
*	Inmyshow Digital Technology Group Co. Ltd. Class A	170,900	294
*	Zhejiang Crystal-Optech Co. Ltd. Class A	159,996	293
*	Jizhong Energy Resources Co. Ltd. Class A	516,603	291
*	Huaneng Power International Inc. Class A	445,200	290
*	Zhejiang Yasha Decoration Co. Ltd. Class A	249,411	288
*	Shanghai Bailian Group Co. Ltd. Class B	271,016	287
*	China Meheco Co. Ltd. Class A	144,800	287
*	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	333,300	285
*	Bestore Co. Ltd. Class A	36,000	285
*	China Galaxy Securities Co. Ltd. Class A	184,700	284
*	Guizhou Panjiang Refined Coal Co. Ltd. Class A	281,400	283
*	Hubei Biocause Pharmaceutical Co. Ltd. Class A	476,932	281
*	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	112,000	280
*	Valiant Co. Ltd. Class A	115,600	277
*	Xuji Electric Co. Ltd. Class A	132,500	276
*	Anhui Zhongding Sealing Parts Co. Ltd. Class A	167,600	275
*	COFCO Sugar Holding Co. Ltd. Class A	185,600	270
*	Xiamen ITG Group Corp. Ltd. Class A	253,000	268
*	Shennan Circuits Co. Ltd. Class A	21,938	268
*,3	Shandong Gold Mining Co. Ltd. Class H	145,866	266
*	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	386,600	263
*	Xiamen Meiya Pico Information Co. Ltd. Class A	101,500	261
*	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	385,500	260
*	Montnets Cloud Technology Group Co. Ltd. Class A	117,700	259
*	China International Marine Containers Group Co. Ltd. Class A	103,560	258
	Huapont Life Sciences Co. Ltd. Class A	257,600	257
*	Grandjoy Holdings Group Co. Ltd. Class A	456,788	257
*	Wangsu Science & Technology Co. Ltd. Class A	300,300	257
*	ORG Technology Co. Ltd. Class A	296,500	256
*	Shanghai Shibei Hi-Tech Co. Ltd. Class B	842,160	255
*	Zhejiang Semir Garment Co. Ltd. Class A	141,200	255
*	Shanghai Shimao Co. Ltd. Class A	394,194	254
*	Do-Fluoride Chemicals Co. Ltd. Class A	68,800	253
*	China TransInfo Technology Co. Ltd. Class A	109,600	253
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	117,791	253
*	Chongqing Department Store Co. Ltd. Class A	50,200	249
*	Bluestar Adisseo Co. Class A	133,700	249
	Toly Bread Co. Ltd. Class A	32,592	247
*	Shandong Denghai Seeds Co. Ltd. Class A	104,100	245
*	Wolong Electric Group Co. Ltd. Class A	149,200	245
*	LianChuang Electronic Technology Co. Ltd. Class A	142,610	244
*	Hunan Gold Corp. Ltd. Class A	201,200	244
*	Hytera Communications Corp. Ltd. Class A	316,800	243
*	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	282,600	241
*	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	283,100	241
*	Huazhu Group Ltd.	4,112	240
*	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	292,200	240
*	Huafa Industrial Co. Ltd. Zhuhai Class A	246,900	240
*	Jiangxi Bank Co. Ltd. Class H	565,500	237
*	Zheshang Securities Co. Ltd. Class A	134,600	236
*	Luolai Lifestyle Technology Co. Ltd. Class A	100,800	236
*	Zhejiang Huace Film & Television Co. Ltd. Class A	240,100	233
*	Jiangling Motors Corp. Ltd. Class B	163,283	232
*	Chinese Universe Publishing and Media Group Co. Ltd. Class A	135,800	232
*	East Group Co. Ltd. Class A	240,300	231
*	Ourpalm Co. Ltd. Class A	353,800	230
20

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	All Winner Technology Co. Ltd. Class A	35,700	230
*	Juneyao Airlines Co. Ltd. Class A	100,266	229
*	Weifu High-Technology Group Co. Ltd. Class A	60,600	228
*	NSFOCUS Technologies Group Co. Ltd. Class A	97,295	227
*	Qingdao Rural Commercial Bank Corp.	342,000	226
*	Shenzhen Jinjia Group Co. Ltd. Class A	140,500	225
*	Jiangsu Linyang Energy Co. Ltd. Class A	219,800	223
*	Opple Lighting Co. Ltd. Class A	47,874	222
*	Shandong Humon Smelting Co. Ltd. Class A	119,200	222
*	Shanghai Huayi Group Co. Ltd. Class B	421,647	221
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	600,838	221
*	Xinfengming Group Co. Ltd. Class A	81,300	221
*,1,3	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co Class H	178,430	221
*	Shaanxi International Trust Co. Ltd. Class A	446,000	220
*	Westone Information Industry Inc. Class A	83,898	220
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	132,400	218
*	Eternal Asia Supply Chain Management Ltd. Class A	276,300	217
*	Zhejiang Wanliyang Co. Ltd. Class A	177,600	217
*	Central China Securities Co. Ltd. Class A	316,700	216
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	410,300	215
*	Caitong Securities Co. Ltd. Class A	139,600	215
*	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	74,800	214
*	Luenmei Quantum Co. Ltd. Class A	152,800	214
*	Guangdong South New Media Co. Ltd. Class A	29,300	212
*	Cinda Real Estate Co. Ltd. Class A	377,000	211
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	275,400	210
*	Oceanwide Holdings Co. Ltd. Class A	493,700	209
*	North Huajin Chemical Industries Co. Ltd. Class A	215,896	208
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	43,400	207
*	Guangxi Liugong Machinery Co. Ltd. Class A	139,600	206
*	Shenzhen Infogem Technologies Co. Ltd. Class A	90,400	206
*	Universal Scientific Industrial Shanghai Co. Ltd. Class A	81,800	204
*	Zhejiang Runtu Co. Ltd. Class A	137,405	202
*	Holitech Technology Co. Ltd. Class A	399,600	202
*	Yanzhou Coal Mining Co. Ltd. Class A	100,900	202
*	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	108,900	202
*	Shandong Xinchao Energy Corp. Ltd. Class A	844,100	199
*	Dongguan Development Holdings Co. Ltd. Class A	127,800	199
*	Taiji Computer Corp. Ltd. Class A	62,998	198
*	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	55,700	196
*	Sichuan Languang Development Co. Ltd. Class A	324,100	194
*	Double Medical Technology Inc. Class A	19,400	194
*	Gds Holdings Ltd. Class A	18,463	191
	Huabao Flavours & Fragrances Co. Ltd. Class A	29,400	191
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	338,000	191
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	50,100	190
*	Shenzhen Agricultural Products Group Co. Ltd. Class A	223,300	190
*	Lakala Payment Co. Ltd. Class A	37,800	190
*	TangShan Port Group Co. Ltd. Class A	462,800	190
*	Shanghai Jinjiang International Hotels Co. Ltd. Class A	20,100	189
*	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	339,500	186
*	Genimous Technology Co. Ltd. Class A	195,700	184
*	ADAMA Ltd. Class A	134,900	184
*	Bilibili Inc. Class Z	1,608	184
*	Rongan Property Co. Ltd. Class A	427,200	182
*	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	108,472	182
*	Shenzhen Aisidi Co. Ltd. Class A	151,100	180
*	Youzu Interactive Co. Ltd. Class A	75,400	179
*	Hangzhou Shunwang Technology Co. Ltd. Class A	90,500	178
*	Jiajiayue Group Co. Ltd. Class A	66,000	178
*	Zhongshan Public Utilities Group Co. Ltd. Class A	138,700	177
21

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Yantai Changyu Pioneer Wine Co. Ltd. Class A	30,900	176
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	139,100	176
*	Shanghai Environment Group Co. Ltd. Class A	102,800	176
*	Shanghai AJ Group Co. Ltd. Class A	161,633	176
*	Chongqing Water Group Co. Ltd. Class A	213,400	175
*	Beijing Ultrapower Software Co. Ltd. Class A	254,000	174
*	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	24,566	171
*	Suzhou Anjie Technology Co. Ltd. Class A	77,100	170
	Shenzhen Kinwong Electronic Co. Ltd. Class A	39,340	170
*	Tus Environmental Science And Technology Development Co. Ltd. Class A	191,600	169
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	125,700	168
*	Guangshen Railway Co. Ltd. Class A	505,300	168
	North Industries Group Red Arrow Co. Ltd. Class A	103,600	167
*	Harbin Boshi Automation Co. Ltd. Class A	80,300	167
*	Bank of Suzhou Co. Ltd. Class A	144,000	167
*	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	49,600	165
	Xiamen Intretech Inc. Class A	26,180	164
*	Sinopec Oilfield Service Corp. Class A	543,200	163
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	189,100	161
*	Doushen Beijing Education & Technology Inc. Class A	143,600	161
*	CITIC Guoan Information Industry Co. Ltd. Class A	517,200	160
*	Polaris Bay Group Co. Ltd. Class A	110,500	158
*	Alpha Group Class A	166,500	157
	Tibet Summit Resources Co. Ltd. Class A	81,300	157
*	Fujian Longking Co. Ltd. Class A	119,900	157
*	Yotrio Group Co. Ltd. Class A	288,300	156
*	Liuzhou Iron & Steel Co. Ltd. Class A	140,100	156
*	Digital China Information Service Co. Ltd. Class A	72,800	154
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	174,300	153
*	Red Star Macalline Group Corp. Ltd. Class A	107,580	152
*	Three Squirrels Inc. Class A	18,000	151
*	Visual China Group Co. Ltd. Class A	72,500	149
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	320,100	147
*	Beijing Jetsen Technology Co. Ltd. Class A	272,800	146
	Shenzhen Huaqiang Industry Co. Ltd. Class A	64,600	146
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	57,400	145
*	Ningbo Sanxing Medical Electric Co. Ltd. Class A	120,000	143
*	Maanshan Iron & Steel Co. Ltd. Class H	296,000	141
*	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	253,384	141
*	Deppon Logistics Co. Ltd. Class A	73,700	141
*	Sichuan Teway Food Group Co. Ltd. Class A	20,800	141
*	Jiangling Motors Corp. Ltd. Class A	37,254	138
*	Shandong Publishing & Media Co. Ltd. Class A	145,100	138
*	Realcan Pharmaceutical Group Co. Ltd. Class A	205,600	137
*	Fujian Funeng Co. Ltd. Class A	84,300	136
*	Transfar Zhilian Co. Ltd. Class A	144,000	136
*	Greattown Holdings Ltd. Class A	241,500	135
*	AECC Aero-Engine Control Co. Ltd. Class A	47,900	134
*	Tahoe Group Co. Ltd. Class A	325,500	129
*	Bank of Qingdao Co. Ltd. Class A	167,600	129
*	Zhongshan Broad Ocean Motor Co. Ltd. Class A	165,500	128
*	Zhejiang Yongtai Technology Co. Ltd. Class A	86,315	126
*	Beijing SL Pharmaceutical Co. Ltd. Class A	68,800	126
*	Henan Pinggao Electric Co. Ltd. Class A	137,000	125
*	CGN Power Co. Ltd. Class A	294,300	123
*	Jiangsu Expressway Co. Ltd. Class A	76,000	120
*	Zhejiang Wanma Co. Ltd. Class A	125,300	119
*	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	56,200	119
*	Hangzhou Century Co. Ltd. Class A	116,700	118
*	Skyworth Digital Co. Ltd. Class A	92,200	116
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A	396,470	113
22

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	HyUnion Holding Co. Ltd. Class A	107,400	110
*	Global Top E-Commerce Co. Ltd. Class A	198,700	108
*	Camel Group Co. Ltd. Class A	58,370	108
*	China Railway Tielong Container Logistics Co. Ltd. Class A	139,400	108
*	Sinosoft Co. Ltd. Class A	19,600	108
*	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	36,000	107
*	Shandong Chenming Paper Holdings Ltd. Class A	58,700	97
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	188,500	92
*	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	22,700	90
*	Easysight Supply Chain Management Co. Ltd. Class A	87,600	80
*	Qingdao Hanhe Cable Co. Ltd. Class A	139,900	80
	Rainbow Digital Commercial Co. Ltd. Class A	72,200	77
*	JL Mag Rare-Earth Co. Ltd. Class A	13,000	73
*	China West Construction Group Co. Ltd. Class A	50,600	65
*	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	19,400	42
*,2	Tianhe Chemicals Group Ltd.	3,538,329	—
			5,632,444
Colombia (0.1%)
	Bancolombia SA ADR	222,057	6,646
	Interconexion Electrica SA ESP	814,334	4,639
	Bancolombia SA	473,052	3,519
	Ecopetrol SA	5,845,448	3,442
	Grupo de Inversiones Suramericana SA	450,450	2,300
	Grupo Aval Acciones y Valores SA Preference Shares	6,916,965	2,036
	Ecopetrol SA ADR	158,119	1,871
*	Corp. Financiera Colombiana SA	206,106	1,758
	Grupo Argos SA	543,762	1,534
	Cementos Argos SA	927,844	1,268
	Grupo De Inversiones Suramericana SA Preference Shares	153,364	692
	Grupo Aval Acciones y Valores SA ADR	21,896	130
	Bancolombia SA Preference Shares	11,063	83
	Cementos Argos SA Preference Shares	296	—
			29,918
Czech Republic (0.0%)
	CEZ AS	314,263	8,753
*	Komercni banka AS	133,466	4,040
*,3	Moneta Money Bank AS	922,755	3,427
*	O2 Czech Republic AS	83,398	1,024
			17,244
Denmark (1.5%)
	Novo Nordisk A/S Class B	2,996,442	221,040
	DSV PANALPINA A/S	373,830	83,286
	Vestas Wind Systems A/S	1,863,653	76,860
[3]	Orsted AS	349,483	50,802
	Coloplast A/S Class B	246,141	40,771
*	Genmab A/S	110,087	40,398
	Carlsberg AS Class B	184,279	32,330
	Novozymes A/S Class B	373,985	26,524
	AP Moller - Maersk A/S Class B	10,582	26,324
	Danske Bank A/S	1,233,020	23,437
	GN Store Nord AS	243,480	21,959
*	Pandora A/S	180,232	20,411
	AP Moller - Maersk A/S Class A	8,121	19,082
	Ambu A/S Class B	317,387	17,764
*	Chr Hansen Holding A/S	192,862	17,706
	Tryg A/S	629,610	14,397
*	Demant A/S	191,159	9,570
	SimCorp A/S	72,223	9,549
	ROCKWOOL International A/S Class B	11,403	5,100
23

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	H Lundbeck A/S	107,065	3,297
			760,607
Egypt (0.0%)
	Commercial International Bank Egypt SAE	2,459,121	9,151
	Egypt Kuwait Holding Co. SAE	1,537,687	1,539
	Eastern Co. SAE	1,778,143	1,323
*	ElSewedy Electric Co.	1,436,275	739
	Talaat Moustafa Group	1,726,996	626
	Telecom Egypt Co.	582,348	403
			13,781
Finland (0.8%)
	Kone Oyj Class B	727,747	57,159
	Nordea Bank Abp	5,225,418	54,159
*	Nokia Oyj	10,421,433	49,366
*	Neste Oyj	770,270	46,579
	Sampo Oyj Class A	936,559	44,425
	UPM-Kymmene Oyj	992,938	38,831
	Fortum Oyj	806,303	21,189
	Stora Enso Oyj Class R	1,077,845	20,622
	Kesko Oyj Class B	508,965	15,498
	Elisa Oyj	270,704	15,345
*	Metso Outotec Oyj	1,133,698	12,736
	Wartsila Oyj Abp	895,450	11,556
	Nordea Bank Abp (XHEL)	1,065,619	11,024
*	Nokian Renkaat Oyj	258,021	9,606
	Orion Oyj Class B	192,117	8,504
	Huhtamaki Oyj	171,344	8,129
	Kojamo Oyj	355,691	7,703
			432,431
France (6.7%)
	LVMH Moet Hennessy Louis Vuitton SE	462,554	348,465
	Sanofi	2,022,880	212,084
	TOTAL SE	4,497,682	198,788
	Schneider Electric SE	976,355	155,783
	BNP Paribas SA	2,009,951	128,874
*	Airbus SE	1,029,346	123,789
*	L'Oreal SA	290,348	118,889
	Kering SA	137,566	110,233
	AXA SA	3,568,996	100,806
*	Air Liquide SA Loyalty Shares	560,609	94,408
	Vinci SA	837,573	91,907
	EssilorLuxottica SA	546,879	91,022
	Safran SA	597,695	89,241
	Pernod Ricard SA	384,545	78,973
	Danone SA	1,112,409	78,524
	Hermes International	57,123	71,696
	L'Oreal SA (XPAR)	154,905	63,429
	Dassault Systemes SE	244,026	56,607
	Cie de Saint-Gobain	887,745	56,012
	Capgemini SE	291,377	53,394
	Air Liquide SA	301,754	50,816
	Vivendi SE	1,445,434	50,389
	Legrand SA	497,942	48,470
	Cie Generale des Etablissements Michelin SCA	325,641	47,120
*,3	Worldline SA	449,042	44,086
	Orange SA	3,533,124	43,999
	STMicroelectronics NV	1,175,675	43,913
	Teleperformance	108,202	41,782
	Societe Generale SA	1,431,788	40,730
	Credit Agricole SA	2,161,818	33,439
24

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Veolia Environnement SA	943,709	30,100
*	Engie SA Loyalty Shares	1,983,397	29,544
	Stellantis NV (XNYS)	1,726,792	28,644
*	Alstom SA	503,799	27,513
	Publicis Groupe SA	411,970	26,663
	Edenred	453,855	25,730
*	Eurofins Scientific SE	224,517	22,237
	Carrefour SA	1,073,823	20,797
	Sartorius Stedim Biotech	44,492	20,435
	Thales SA	187,865	19,152
	Bouygues SA	397,259	17,025
	Suez SA	697,101	16,661
	Engie SA (XPAR)	1,098,999	16,370
	Bureau Veritas SA	529,911	15,848
	Arkema SA	124,807	15,603
	Eiffage SA	141,207	15,467
	Valeo SA	448,551	14,536
	Gecina SA	98,687	14,446
*	Accor SA	344,362	13,866
*	Renault SA	343,711	13,854
	Getlink SE	856,256	13,621
*	Ubisoft Entertainment SA	175,077	13,139
	Atos SE	173,941	11,845
*	Orpea SA	91,344	11,756
[3]	Euronext NV	114,567	11,524
*	Rexel SA	566,245	11,131
*	EDF	739,809	10,795
	Faurecia SE (XPAR)	188,846	10,203
	Bollore SA	1,881,668	9,500
	BioMerieux	79,317	9,435
*	SCOR SE	290,850	9,398
[3]	Amundi SA	104,927	9,351
	Klepierre SA	350,146	9,293
	Remy Cointreau SA	45,722	9,135
	Covivio	95,292	8,501
[3]	La Francaise des Jeux SAEM	164,426	8,426
*	Rubis SCA	176,427	8,282
*	SOITEC	38,519	7,778
	Natixis SA	1,530,563	7,474
*	Aeroports de Paris	53,687	6,882
	Wendel SE	49,960	6,650
*	SEB SA Loyalty Shares	36,172	6,587
*	TechnipFMC plc (XNYS)	852,385	6,349
	Ipsen SA	64,834	6,268
*	Sodexo SA ACT Loyalty Shares	62,503	6,253
*	Sodexo SA (XPAR)	53,622	5,365
	Iliad SA	28,749	5,220
	CNP Assurances	272,199	4,761
	Dassault Aviation SA	4,274	4,656
[1]	ICADE	59,154	4,603
*	Eurazeo SA	54,926	4,576
*	Sodexo SA	38,129	3,815
	Imerys SA	71,094	3,696
*,1	Casino Guichard Perrachon SA	99,474	3,473
	SEB SA (XPAR)	19,029	3,465
*	JCDecaux SA	135,440	3,448
	Cie Plastic Omnium SA	101,050	3,395
	Electricite de France SA (XPAR)	211,649	3,088
*	Technip Energies NV	200,813	2,860
[3]	ALD SA	149,338	2,348
*,3	Neoen SA (XPAR)	47,441	2,172
25

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Eurazeo SE	22,938	1,911
	Faurecia SE	35,027	1,895
*	Sodexo SA Loyalty Shares	8,591	860
*	SEB SA Loyalty Shares 2023	1,260	229
			3,467,571
Germany (5.8%)
	SAP SE	2,083,931	291,793
	Siemens AG (Registered)	1,396,196	232,934
	Allianz SE (Registered)	761,993	197,826
	BASF SE	1,699,335	136,952
	Daimler AG (Registered)	1,524,501	135,679
	Bayer AG (Registered)	1,825,632	118,134
	Deutsche Telekom AG (Registered)	5,979,407	115,074
	adidas AG	356,990	110,260
	Deutsche Post AG (Registered)	1,815,833	106,947
	Infineon Technologies AG	2,416,848	96,917
*	Volkswagen AG Preference Shares	342,308	89,123
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	260,198	75,180
[1]	Vonovia SE	1,052,316	69,142
	Bayerische Motoren Werke AG	598,604	59,986
	Deutsche Boerse AG	342,283	58,984
*	Deutsche Bank AG (Registered)	3,790,924	52,812
	E.ON SE	4,023,822	48,519
	RWE AG	1,170,304	44,439
*,3	Delivery Hero SE	275,800	43,753
	Merck KGaA	240,356	42,227
	Fresenius SE & Co. KGaA	747,592	36,744
	Henkel AG & Co. KGaA Preference Shares	319,543	36,706
	Sartorius AG Preference Shares	63,719	35,952
	Deutsche Wohnen SE	648,769	35,098
*,3	Zalando SE	302,080	31,416
	Symrise AG Class A	233,825	30,195
*	Porsche Automobil Holding SE Preference Shares	285,378	30,084
	Fresenius Medical Care AG & Co. KGaA	361,394	28,776
*	Continental AG	201,116	27,179
	Brenntag SE	288,143	25,868
	HeidelbergCement AG	280,116	25,668
	MTU Aero Engines AG	98,857	24,947
[3]	Siemens Healthineers AG	414,498	23,687
*	Siemens Energy AG	694,344	23,224
*	HelloFresh SE	274,664	22,764
[3]	Covestro AG	335,972	21,972
	Beiersdorf AG	183,935	20,761
	Hannover Rueck SE	110,990	20,495
*	QIAGEN NV	410,251	20,001
	Henkel AG & Co. KGaA	192,708	19,146
	LEG Immobilien SE (XETR)	133,600	18,588
*	Volkswagen AG	57,405	18,224
	Puma SE	169,678	17,888
	Aroundtown SA	2,206,350	16,989
	Knorr-Bremse AG	122,575	15,025
	KION Group AG	145,383	14,487
*,3	TeamViewer AG	293,399	13,946
[3]	Scout24 AG	166,796	13,868
	GEA Group AG	308,389	13,543
*	Commerzbank AG	1,921,590	12,671
	Evonik Industries AG	352,894	12,354
	Carl Zeiss Meditec AG (Bearer)	66,657	11,743
*	thyssenkrupp AG	868,534	11,611
	LANXESS AG	157,653	11,602
*	Evotec SE	265,441	11,041
26

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Bechtle AG	50,485	10,280
	Bayerische Motoren Werke AG Preference Shares	103,583	8,484
	United Internet AG (Registered)	201,402	8,471
	Rheinmetall AG	81,037	8,455
	Nemetschek SE	102,488	7,640
	Uniper SE	205,822	7,510
*,1	Deutsche Lufthansa AG (Registered)	574,661	7,424
*	CTS Eventim AG & Co. KGaA	107,487	7,419
	FUCHS PETROLUB SE Preference Shares	131,002	6,976
	ProSiebenSat.1 Media SE	302,119	6,562
[1]	Rational AG	6,032	5,018
*	Hella GmbH & Co. KGaA	81,034	4,862
*,1	Fraport AG Frankfurt Airport Services Worldwide	65,039	4,314
	Wacker Chemie AG	27,219	4,105
*,1	RTL Group SA	69,197	4,068
*	Talanx AG	92,918	3,915
*,1	Varta AG	25,576	3,720
	Telefonica Deutschland Holding AG	1,222,778	3,554
*	OSRAM Licht AG	55,332	3,461
[1]	HOCHTIEF AG	36,378	3,411
	Fielmann AG	43,332	3,299
[3]	DWS Group GmbH & Co. KGaA	62,429	2,732
	FUCHS PETROLUB SE	60,009	2,600
*	Traton SE	90,700	2,589
*	TUI AG (XGAT)	432,752	2,578
	METRO AG	235,578	2,575
	1&1 Drillisch AG	84,806	2,549
			3,019,515
Greece (0.1%)
*	Hellenic Telecommunications Organization SA	442,948	7,511
*	OPAP SA	360,555	5,530
*	Eurobank Ergasias Services and Holdings SA	4,512,217	4,259
*	Alpha Services and Holdings SA	2,580,678	4,093
	JUMBO SA	212,138	3,963
*	Mytilineos SA	183,469	3,409
*	National Bank of Greece SA	993,461	3,095
*	Public Power Corp. SA	205,033	2,334
*	Motor Oil Hellas Corinth Refineries SA	98,194	1,513
	Terna Energy SA	77,113	1,155
*	Hellenic Petroleum SA	106,801	741
*,2	FF Group	60,219	347
			37,950
Hong Kong (2.3%)
	AIA Group Ltd.	22,467,611	285,172
	Hong Kong Exchanges & Clearing Ltd.	2,359,455	142,301
	Techtronic Industries Co. Ltd.	2,331,774	42,309
	CK Hutchison Holdings Ltd.	4,956,599	40,511
	Sun Hung Kai Properties Ltd.	2,646,994	39,817
	Link REIT	3,887,325	36,669
*	Galaxy Entertainment Group Ltd.	4,048,061	35,534
	Hong Kong & China Gas Co. Ltd.	19,220,629	30,831
	CLP Holdings Ltd.	3,046,871	30,075
	CK Asset Holdings Ltd.	4,460,565	27,926
	Hang Seng Bank Ltd.	1,351,337	26,455
	Jardine Matheson Holdings Ltd.	381,132	25,593
	BOC Hong Kong Holdings Ltd.	6,671,530	23,459
*	Sands China Ltd.	4,451,904	21,067
	Lenovo Group Ltd.	14,074,809	19,231
	Wharf Real Estate Investment Co. Ltd.	3,045,420	17,502
	Power Assets Holdings Ltd.	2,624,404	16,129
27

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	New World Development Co. Ltd.	2,794,554	14,788
	MTR Corp. Ltd.	2,651,172	14,766
[3]	WH Group Ltd.	15,722,999	13,699
	Xinyi Glass Holdings Ltd.	3,790,583	13,430
*,3	ESR Cayman Ltd.	3,402,914	11,622
	Hongkong Land Holdings Ltd.	2,232,654	11,041
	Henderson Land Development Co. Ltd.	2,424,302	10,775
	Hang Lung Properties Ltd.	3,849,140	10,501
[3]	Budweiser Brewing Co. APAC Ltd.	3,161,233	9,961
	Sino Land Co. Ltd.	6,336,520	9,411
	ASM Pacific Technology Ltd.	575,900	8,698
	SITC International Holdings Co. Ltd.	2,140,534	8,156
	Swire Pacific Ltd. Class A	953,852	7,684
	Want Want China Holdings Ltd.	10,534,807	7,614
	Wharf Holdings Ltd.	2,468,643	7,488
	AAC Technologies Holdings Inc.	1,329,837	7,382
	CK Infrastructure Holdings Ltd.	1,172,559	7,170
	Microport Scientific Corp.	918,274	6,622
	Tingyi Cayman Islands Holding Corp.	3,564,367	6,404
	Swire Properties Ltd.	2,075,892	6,195
	Man Wah Holdings Ltd.	2,762,053	5,782
	PRADA SPA	930,135	5,773
	Vitasoy International Holdings Ltd.	1,458,957	5,634
	Minth Group Ltd.	1,277,714	5,175
	Chow Tai Fook Jewellery Group Ltd.	3,198,097	5,151
	Bank of East Asia Ltd.	2,451,452	5,140
*	Wynn Macau Ltd.	2,605,320	4,996
*,3	Samsonite International SA	2,336,203	4,324
*	SJM Holdings Ltd.	3,293,915	4,254
	PCCW Ltd.	7,342,776	4,248
	Hysan Development Co. Ltd.	1,097,877	4,133
	Hang Lung Group Ltd.	1,566,040	4,108
	Kerry Properties Ltd.	1,065,233	3,589
*,3	Js Global Lifestyle Co. Ltd.	1,153,591	3,483
[3]	BOC Aviation Ltd.	380,126	3,422
	Kerry Logistics Network Ltd.	1,069,965	3,212
*	Yue Yuen Industrial Holdings Ltd.	1,258,324	3,149
	NagaCorp Ltd.	2,668,788	2,853
	NWS Holdings Ltd.	2,565,079	2,831
	Melco International Development Ltd.	1,412,675	2,802
*	Sun Art Retail Group Ltd.	2,977,000	2,740
*	United Energy Group Ltd.	13,790,205	2,719
*	MMG Ltd.	4,207,627	2,718
	VTech Holdings Ltd.	288,420	2,639
	Uni-President China Holdings Ltd.	2,110,604	2,564
	L'Occitane International SA	852,105	2,448
	Dairy Farm International Holdings Ltd.	538,314	2,345
	Swire Pacific Ltd. Class B	1,773,588	2,243
	Lee & Man Paper Manufacturing Ltd.	2,512,583	2,185
*	MGM China Holdings Ltd.	1,311,723	2,158
	Champion REIT	3,511,530	2,040
*	Shangri-La Asia Ltd.	1,934,616	1,842
	Johnson Electric Holdings Ltd.	640,643	1,702
	Nexteer Automotive Group Ltd.	1,494,541	1,676
[1]	Vinda International Holdings Ltd.	469,842	1,670
*	Huabao International Holdings Ltd.	1,507,849	1,597
*	Cathay Pacific Airways Ltd.	1,799,730	1,583
	First Pacific Co. Ltd.	4,265,139	1,462
	Haitong International Securities Group Ltd.	4,497,047	1,413
	Cafe de Coral Holdings Ltd.	586,419	1,273
*	Shui On Land Ltd.	6,392,076	1,052
28

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Shun Tak Holdings Ltd.	3,237,139	1,035
*	Towngas China Co. Ltd.	2,049,307	1,008
	Guotai Junan International Holdings Ltd.	4,476,212	809
*	China Travel International Investment Hong Kong Ltd.	4,636,794	804
*,1	FIH Mobile Ltd.	5,543,303	783
	Dah Sing Financial Holdings Ltd.	219,849	710
	Dah Sing Banking Group Ltd.	642,105	704
*	Lifestyle International Holdings Ltd.	837,820	679
*,1,3	FIT Hon Teng Ltd.	2,102,242	644
	Hutchison Telecommunications Hong Kong Holdings Ltd.	2,098,363	407
*	Macau Legend Development Ltd.	2,497,000	363
*,2	Brightoil	3,241,567	83
*,1,2	Huishan Dairy	5,503,795	—
			1,188,145
Hungary (0.1%)
*	OTP Bank Nyrt	431,421	19,394
	Richter Gedeon Nyrt	252,322	7,217
*	MOL Hungarian Oil & Gas plc	709,769	4,903
	Magyar Telekom Telecommunications plc	694,052	961
			32,475
India (3.0%)
	Housing Development Finance Corp. Ltd.	3,202,636	104,295
	Reliance Industries Ltd.	3,245,901	87,205
	Infosys Ltd. ADR	4,283,719	77,450
*	Tata Consultancy Services Ltd.	1,843,633	75,448
[3]	Reliance Industries Ltd. GDR	1,368,639	74,083
	Hindustan Unilever Ltd.	1,647,626	52,259
	Infosys Ltd.	2,407,169	43,747
*	Axis Bank Ltd.	4,173,206	40,117
	Bharti Airtel Ltd.	4,181,710	30,243
	Bajaj Finance Ltd.	407,661	29,923
	Asian Paints Ltd.	754,184	25,787
	HCL Technologies Ltd.	1,992,669	24,144
*	ICICI Bank Ltd.	2,861,684	23,181
*	Maruti Suzuki India Ltd.	236,180	20,549
	Larsen & Toubro Ltd.	1,108,146	20,004
	UltraTech Cement Ltd.	213,418	18,060
	JSW Steel Ltd.	1,869,057	18,058
	Sun Pharmaceutical Industries Ltd.	2,001,804	17,668
	Tata Steel Ltd.	1,159,809	16,133
	Mahindra & Mahindra Ltd.	1,514,320	15,342
	ITC Ltd.	5,399,389	14,744
*	Titan Co. Ltd.	710,817	14,289
*	Adani Ports & Special Economic Zone Ltd.	1,396,722	13,737
	Tech Mahindra Ltd.	1,032,514	13,361
	Nestle India Ltd.	60,024	13,201
*	State Bank of India GDR (Registered)	277,047	12,952
	Grasim Industries Ltd.	679,074	12,827
	Power Grid Corp. of India Ltd.	4,041,457	11,991
	Wipro Ltd. ADR	1,672,589	11,976
*	Tata Motors Ltd.	2,992,105	11,761
*	Divi's Laboratories Ltd.	211,429	11,584
	Hindalco Industries Ltd.	2,351,089	11,526
*,3	HDFC Life Insurance Co. Ltd.	1,207,557	10,824
*,3	Avenue Supermarts Ltd.	277,266	10,665
	Bajaj Finserv Ltd.	71,254	10,595
	Bharat Petroleum Corp. Ltd.	1,851,970	10,513
*	Cipla Ltd.	837,787	10,286
*	Adani Green Energy Ltd.	721,436	9,911
	NTPC Ltd.	7,126,957	9,839
29

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
[3]	SBI Life Insurance Co. Ltd.	732,519	9,167
	Dr. Reddy's Laboratories Ltd.	128,982	8,977
*	Britannia Industries Ltd.	189,944	8,831
*	Info Edge India Ltd.	133,326	8,827
	Tata Consumer Products Ltd.	963,101	8,691
*	Shree Cement Ltd.	22,376	8,418
	Hero MotoCorp Ltd.	221,120	8,408
	Oil & Natural Gas Corp. Ltd.	5,772,267	8,387
	UPL Ltd.	991,669	8,108
*	Adani Total Gas Ltd.	515,017	7,983
	Bajaj Auto Ltd.	154,179	7,969
*	Eicher Motors Ltd.	241,749	7,889
	Apollo Hospitals Enterprise Ltd.	181,010	7,799
	Indus Towers Ltd.	2,284,534	7,768
*	Adani Enterprises Ltd.	495,704	7,738
*,3	ICICI Lombard General Insurance Co. Ltd.	368,455	7,024
	Dabur India Ltd.	958,317	6,955
*,3	Bandhan Bank Ltd.	1,482,118	6,569
	Aurobindo Pharma Ltd.	487,086	6,444
	Shriram Transport Finance Co. Ltd.	355,644	6,432
*	Pidilite Industries Ltd.	260,449	6,377
	Godrej Consumer Products Ltd.	674,123	6,287
	Coal India Ltd.	3,488,358	6,253
	Indian Oil Corp. Ltd.	5,015,184	6,135
	Lupin Ltd.	419,048	6,042
*	Motherson Sumi Systems Ltd.	2,076,201	6,006
	Havells India Ltd.	443,189	5,913
	Gail India Ltd.	3,063,860	5,660
	Wipro Ltd.	826,023	5,463
*	Jubilant Foodworks Ltd.	138,927	5,412
	Ambuja Cements Ltd.	1,247,840	5,195
	Vedanta Ltd.	1,485,016	5,145
	Marico Ltd.	913,098	5,067
	Dr Reddy's Laboratories Ltd. ADR	71,982	4,968
	Cholamandalam Investment and Finance Co. Ltd.	644,654	4,961
*,3	ICICI Prudential Life Insurance Co. Ltd.	675,893	4,756
	Piramal Enterprises Ltd.	207,112	4,688
	Petronet LNG Ltd.	1,444,679	4,673
	Voltas Ltd.	349,666	4,510
*	Jindal Steel & Power Ltd.	747,248	4,438
	SBI Cards & Payment Services Ltd.	334,196	4,430
	Hindustan Petroleum Corp. Ltd.	1,394,487	4,405
	MRF Ltd.	4,026	4,379
	Indraprastha Gas Ltd.	631,834	4,332
	Tata Power Co. Ltd.	3,250,548	4,324
	PI Industries Ltd.	125,707	4,258
*,3	HDFC Asset Management Co. Ltd.	109,663	4,103
	Colgate-Palmolive India Ltd.	199,581	3,989
	Page Industries Ltd.	9,946	3,978
*,3	InterGlobe Aviation Ltd.	179,481	3,974
	Berger Paints India Ltd.	417,442	3,961
	Siemens Ltd.	156,017	3,954
	SRF Ltd.	44,563	3,862
[3]	Larsen & Toubro Infotech Ltd.	73,426	3,850
	Zee Entertainment Enterprises Ltd.	1,537,207	3,843
*	United Spirits Ltd.	545,918	3,822
*	Ashok Leyland Ltd.	2,505,522	3,800
*	IDFC First Bank Ltd.	5,101,846	3,755
*	Biocon Ltd.	730,652	3,740
	DLF Ltd.	1,115,395	3,714
	Container Corp. of India Ltd.	463,326	3,682
30

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*,3	AU Small Finance Bank Ltd.	271,112	3,664
	Mphasis Ltd.	153,346	3,649
	Embassy Office Parks REIT	864,800	3,647
	Balkrishna Industries Ltd.	144,213	3,443
*	Cadila Healthcare Ltd.	443,454	3,416
*	Bharat Forge Ltd.	412,996	3,394
	Trent Ltd.	323,413	3,384
	ACC Ltd.	132,771	3,368
	Bharat Electronics Ltd.	1,817,570	3,226
	Ipca Laboratories Ltd.	111,039	3,151
*	Tata Communications Ltd.	208,966	3,102
	NMDC Ltd.	1,477,474	3,097
	Steel Authority of India Ltd.	1,887,580	3,034
	Astral Poly Technik Ltd. (XNSE)	142,362	3,028
	Muthoot Finance Ltd.	189,408	2,956
	LIC Housing Finance Ltd.	533,684	2,914
*	Federal Bank Ltd.	2,659,706	2,868
	Torrent Pharmaceuticals Ltd.	81,756	2,768
*	State Bank of India	578,988	2,754
	Power Finance Corp. Ltd.	1,781,495	2,602
	REC Ltd.	1,507,809	2,601
	Bosch Ltd.	14,214	2,595
	TVS Motor Co. Ltd.	302,116	2,570
*	Godrej Properties Ltd.	138,400	2,551
	Gujarat Gas Ltd.	347,360	2,485
	Mahindra & Mahindra Financial Services Ltd.	1,113,541	2,427
	Honeywell Automation India Ltd.	4,048	2,352
	Bajaj Holdings & Investment Ltd.	50,915	2,348
*	Adani Power Ltd.	1,814,388	2,316
	Cummins India Ltd.	202,934	2,291
	Indian Railway Catering & Tourism Corp. Ltd.	94,744	2,288
*	Mindtree Ltd.	78,570	2,231
	Emami Ltd.	320,666	2,125
*,3	RBL Bank Ltd.	842,759	2,105
*	United Breweries Ltd.	123,667	2,021
	Glenmark Pharmaceuticals Ltd.	256,807	1,997
*	Dalmia Bharat Ltd.	98,138	1,991
	Varun Beverages Ltd.	154,740	1,983
	Hindustan Zinc Ltd.	481,476	1,980
	Oracle Financial Services Software Ltd.	41,276	1,937
	Torrent Power Ltd.	335,480	1,792
	ABB India Ltd.	95,839	1,784
*	Coromandel International Ltd.	175,227	1,753
	Kansai Nerolac Paints Ltd.	233,508	1,749
*	L&T Finance Holdings Ltd.	1,482,139	1,736
	Rajesh Exports Ltd.	241,041	1,695
	Alkem Laboratories Ltd.	44,909	1,671
*	Vodafone Idea Ltd.	14,700,378	1,651
	Whirlpool of India Ltd.	54,960	1,647
*	Aditya Birla Capital Ltd.	1,025,991	1,583
*	Bank of Baroda	1,732,715	1,558
	Castrol India Ltd.	917,394	1,555
	Bayer CropScience Ltd.	21,475	1,549
	Bata India Ltd.	83,855	1,548
*	3M India Ltd.	4,492	1,546
*	Tata Motors Ltd. Class A	882,466	1,520
	Exide Industries Ltd.	631,666	1,514
*	Indiabulls Housing Finance Ltd.	591,624	1,441
	GlaxoSmithKline Pharmaceuticals Ltd.	72,989	1,437
*	Oberoi Realty Ltd.	194,499	1,436
	NHPC Ltd.	4,095,961	1,339
31

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Bharat Heavy Electricals Ltd.	2,045,718	1,330
*	GMR Infrastructure Ltd.	3,997,146	1,236
[3]	Nippon Life India Asset Management Ltd.	264,078	1,217
*	Canara Bank	596,020	1,113
	Oil India Ltd.	659,168	1,082
	Sun TV Network Ltd.	145,168	1,063
	Gillette India Ltd.	13,938	1,033
	JSW Energy Ltd.	664,223	980
*	Punjab National Bank	2,030,911	953
*	Godrej Industries Ltd.	123,955	852
	Hindustan Aeronautics Ltd.	60,137	776
*	Bank of India	657,868	588
*	Yes Bank Ltd.	2,544,587	499
*	Union Bank of India	1,015,425	468
*	Mangalore Refinery & Petrochemicals Ltd.	335,742	196
			1,546,315
Indonesia (0.4%)
	Bank Central Asia Tbk PT	17,965,499	39,771
	Bank Rakyat Indonesia Persero Tbk PT	98,468,115	27,555
	Telkom Indonesia Persero Tbk PT	86,587,824	19,131
	Bank Mandiri Persero Tbk PT	34,587,872	14,726
	Astra International Tbk PT	37,892,088	14,400
	Charoen Pokphand Indonesia Tbk PT	14,049,864	6,850
	Bank Negara Indonesia Persero Tbk PT	14,383,287	5,661
	Unilever Indonesia Tbk PT	11,082,050	4,600
	PT United Tractors	2,749,612	4,024
	Indofood Sukses Makmur Tbk PT	8,709,105	3,928
	Semen Indonesia Persero Tbk PT	5,259,949	3,790
	Kalbe Farma Tbk PT	37,028,237	3,691
	Tower Bersama Infrastructure Tbk PT	18,286,225	3,525
	Sarana Menara Nusantara Tbk PT	44,678,900	3,524
*	Barito Pacific Tbk PT	45,990,700	3,180
	Indah Kiat Pulp & Paper Corp. Tbk PT	4,729,800	2,972
	Indofood CBP Sukses Makmur Tbk PT	4,138,884	2,492
	Indocement Tunggal Prakarsa Tbk PT	2,371,098	2,106
*	Gudang Garam Tbk PT	838,686	2,094
	Adaro Energy Tbk PT	23,474,263	2,018
	Perusahaan Gas Negara Persero Tbk PT	18,640,846	1,576
	Hanjaya Mandala Sampoerna Tbk PT	15,846,300	1,445
*	Bumi Serpong Damai Tbk PT	15,535,340	1,263
	Bukit Asam Tbk PT	7,513,155	1,229
*	Vale Indonesia Tbk PT	3,718,262	1,183
*	Surya Citra Media Tbk PT	10,201,079	1,111
	Mayora Indah Tbk PT	6,456,700	1,099
	Jasa Marga Persero Tbk PT	3,751,819	1,076
	XL Axiata Tbk PT	6,217,150	897
*	Smartfren Telecom Tbk PT	110,901,800	646
*	Media Nusantara Citra Tbk PT	8,802,166	597
	Astra Agro Lestari Tbk PT	680,225	439
	Bank Danamon Indonesia Tbk PT	1,024,127	184
*	Smartfren Telecom Tbk PT Rights Exp. 5/521	2,132,727	72
			182,855
Ireland (0.2%)
	Kerry Group plc Class A	287,516	37,268
	Kingspan Group plc	279,089	24,824
*	Flutter Entertainment plc	108,649	22,149
	Glanbia plc	371,332	5,463
*	AIB Group plc	1,444,236	4,219
	CRH plc	67,919	3,205
32

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*,2	Irish Bank Resolution Corp.	236,607	—
			97,128
Israel (0.3%)
*	Nice Ltd.	116,534	28,104
*	Teva Pharmaceutical Industries Ltd.	1,802,619	19,170
*	Bank Leumi Le-Israel BM	2,685,026	18,848
*	Bank Hapoalim BM	2,126,976	16,904
*	Israel Discount Bank Ltd. Class A	2,210,383	9,950
	ICL Group Ltd.	1,298,201	8,307
*	Mizrahi Tefahot Bank Ltd.	257,869	7,248
	Elbit Systems Ltd.	46,463	6,372
*	Tower Semiconductor Ltd.	202,870	5,857
*	Nova Measuring Instruments Ltd.	51,665	4,957
	Azrieli Group Ltd.	65,624	4,605
*	Bezeq The Israeli Telecommunication Corp. Ltd.	3,942,104	4,277
	Mivne Real Estate KD Ltd.	1,207,937	3,313
	First International Bank of Israel Ltd.	90,202	2,750
	Alony Hetz Properties & Investments Ltd.	188,936	2,717
*	Shikun & Binui Ltd.	373,297	2,505
*	Airport City Ltd.	129,487	2,150
	Strauss Group Ltd.	72,713	2,124
	Harel Insurance Investments & Financial Services Ltd.	199,148	2,086
*	Big Shopping Centers Ltd.	16,968	2,045
*	Enlight Renewable Energy Ltd.	973,796	2,029
	Paz Oil Co. Ltd.	17,613	1,940
	Phoenix Holdings Ltd.	212,470	1,887
*	Melisron Ltd.	29,740	1,796
	Electra Ltd.	3,003	1,664
	Shufersal Ltd.	202,627	1,640
	Amot Investments Ltd.	248,994	1,624
	Sapiens International Corp. NV	48,542	1,610
	Maytronics Ltd.	78,361	1,596
	Bayside Land Corp. Ltd.	173,184	1,587
	Ashtrom Group Ltd.	68,981	1,485
	Shapir Engineering and Industry Ltd.	197,753	1,416
*	OPC Energy Ltd.	129,699	1,295
	Energix-Renewable Energies Ltd.	309,988	1,215
*	Fattal Holdings 1998 Ltd.	9,098	943
	Gazit-Globe Ltd.	126,514	824
*	Teva Pharmaceutical Industries Ltd. ADR	29,659	317
			179,157
Italy (1.5%)
	Enel SPA	14,415,605	143,137
*	Intesa Sanpaolo SPA	28,742,375	80,131
	Eni SPA	4,568,084	54,410
	Ferrari NV	226,347	48,487
	Assicurazioni Generali SPA	2,333,832	46,715
	UniCredit SPA	3,958,122	40,658
	Stellantis NV	2,087,981	34,597
	CNH Industrial NV	1,827,384	27,127
	Snam SPA (MTAA)	4,051,028	22,795
	Moncler SPA	360,903	22,120
*	FinecoBank Banca Fineco SPA	1,146,291	19,716
	Terna Rete Elettrica Nazionale SPA	2,624,414	19,346
*	Atlantia SPA	916,623	17,870
	EXOR NV	195,516	16,046
*,3	Nexi SPA	804,650	15,413
	Prysmian SPA	467,612	14,630
*	Mediobanca Banca di Credito Finanziario SPA	1,292,343	14,596
[3]	Poste Italiane SPA	863,616	11,306
33

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Davide Campari-Milano NV	953,123	11,247
	Telecom Italia SPA	20,329,367	11,146
	Recordati Industria Chimica e Farmaceutica SPA	181,656	10,009
	Amplifon SPA	225,750	9,528
	DiaSorin SPA	42,200	7,167
	Tenaris SA	652,519	6,997
[3]	Infrastrutture Wireless Italiane SPA	599,589	6,996
*	Telecom Italia SPA Savings Shares	10,559,074	6,194
*	Leonardo SPA	717,356	5,854
	Italgas SPA	894,384	5,833
	A2A SPA	2,841,999	5,559
	Hera SPA	1,317,538	5,302
	Buzzi Unicem SPA	175,751	4,689
[3]	Pirelli & C SPA	833,769	4,685
	Banca Mediolanum SPA	459,863	4,291
	UnipolSai Assicurazioni SPA	877,156	2,724
	Tenaris SA ADR	100,657	2,152
			759,473
Japan (15.7%)
	Toyota Motor Corp.	4,566,207	341,663
	SoftBank Group Corp.	2,583,207	232,774
	Sony Group Corp.	2,288,684	228,820
	Keyence Corp.	333,974	160,325
	Shin-Etsu Chemical Co. Ltd.	738,397	124,643
	Tokyo Electron Ltd.	274,336	124,600
	Mitsubishi UFJ Financial Group Inc.	23,157,754	123,202
	Nintendo Co. Ltd.	198,465	113,850
	Recruit Holdings Co. Ltd.	2,501,714	112,796
	Nidec Corp.	860,069	99,311
	Daikin Industries Ltd.	492,131	99,270
	KDDI Corp.	3,154,224	95,351
	Honda Motor Co. Ltd.	3,170,413	94,541
	Daiichi Sankyo Co. Ltd.	3,541,069	90,440
	Takeda Pharmaceutical Co. Ltd.	2,677,855	89,442
	Hitachi Ltd.	1,718,436	85,059
	Sumitomo Mitsui Financial Group Inc.	2,405,981	84,519
	Murata Manufacturing Co. Ltd.	1,059,155	84,211
	FANUC Corp.	356,010	81,983
	ITOCHU Corp.	2,511,428	78,404
	Fast Retailing Co. Ltd.	94,462	77,500
	Hoya Corp.	671,909	76,373
	Mizuho Financial Group Inc.	4,705,970	66,234
	Softbank Corp.	5,127,839	66,100
	Mitsui & Co. Ltd.	3,032,470	63,996
	Seven & i Holdings Co. Ltd.	1,430,059	61,744
	SMC Corp.	105,631	61,380
	Mitsubishi Corp.	2,218,372	61,340
	Tokio Marine Holdings Inc.	1,206,670	57,868
	Nippon Telegraph & Telephone Corp.	2,252,949	56,803
	Mitsubishi Electric Corp.	3,669,026	56,534
	Kao Corp.	869,483	55,902
	Fujitsu Ltd.	349,839	55,575
	Denso Corp.	844,184	54,579
*	M3 Inc.	783,511	54,125
	Shiseido Co. Ltd.	719,584	52,365
	Astellas Pharma Inc.	3,452,316	51,961
	Komatsu Ltd.	1,699,709	49,979
	Oriental Land Co. Ltd.	346,537	49,125
	Central Japan Railway Co.	334,797	49,052
	Kubota Corp.	2,041,670	48,032
	Panasonic Corp.	3,969,284	46,607
34

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Terumo Corp.	1,218,231	46,064
	East Japan Railway Co.	670,619	45,929
	Chugai Pharmaceutical Co. Ltd.	1,207,221	45,313
	Canon Inc.	1,845,740	43,892
	Bridgestone Corp.	1,071,502	42,944
	FUJIFILM Holdings Corp.	656,726	42,540
	Japan Tobacco Inc.	2,202,375	41,314
	Olympus Corp.	1,959,379	40,327
	Mitsui Fudosan Co. Ltd.	1,727,885	37,563
	ORIX Corp.	2,289,421	36,960
	Aeon Co. Ltd.	1,316,885	35,936
	Dai-ichi Life Holdings Inc.	1,972,125	35,611
	Daiwa House Industry Co. Ltd.	1,196,929	35,492
	Sysmex Corp.	350,818	35,041
	Mitsubishi Estate Co. Ltd.	2,125,183	34,978
	Kyocera Corp.	570,321	34,626
	Advantest Corp.	365,741	34,575
	Toshiba Corp.	820,185	33,899
	Shimano Inc.	146,260	33,443
	Asahi Group Holdings Ltd.	779,850	32,608
	Eisai Co. Ltd.	491,874	32,081
	Suzuki Motor Corp.	842,197	31,958
	Secom Co. Ltd.	365,773	30,482
	TDK Corp.	224,464	30,440
	Nomura Holdings Inc.	5,602,680	30,115
	Otsuka Holdings Co. Ltd.	779,000	29,855
	NEC Corp.	486,084	28,259
	Unicharm Corp.	724,478	28,161
	Sumitomo Corp.	2,071,227	28,146
	Shionogi & Co. Ltd.	510,797	26,929
	Kirin Holdings Co. Ltd.	1,426,714	26,793
	Omron Corp.	353,103	26,739
	Bandai Namco Holdings Inc.	364,086	26,717
	Nippon Steel Corp.	1,515,140	26,477
	Nitori Holdings Co. Ltd.	142,794	25,575
	Lasertec Corp.	144,040	25,364
	Nexon Co. Ltd.	758,772	25,098
	MS&AD Insurance Group Holdings Inc.	878,448	24,922
	Sumitomo Realty & Development Co. Ltd.	739,890	24,698
	Toyota Industries Corp.	305,004	24,488
	Asahi Kasei Corp.	2,312,178	24,358
	Marubeni Corp.	2,896,427	24,125
	ENEOS Holdings Inc.	5,553,124	23,884
	Obic Co. Ltd.	122,669	23,642
	Japan Exchange Group Inc.	1,000,419	23,463
	Sumitomo Mitsui Trust Holdings Inc.	682,898	23,275
	Sompo Holdings Inc.	616,921	22,928
	Nitto Denko Corp.	272,387	22,541
	Z Holdings Corp.	4,829,222	22,274
	Yaskawa Electric Corp.	480,559	22,151
	Sekisui House Ltd.	1,081,479	21,903
	Sumitomo Electric Industries Ltd.	1,429,980	21,278
	Subaru Corp.	1,139,544	21,188
	Kikkoman Corp.	337,673	20,751
*	Japan Post Holdings Co. Ltd.	2,459,745	20,670
	Nippon Paint Holdings Co. Ltd.	1,439,265	20,558
	Pan Pacific International Holdings Corp.	950,405	20,486
	Makita Corp.	452,985	20,400
	Ono Pharmaceutical Co. Ltd.	805,282	20,284
	MINEBEA MITSUMI Inc.	764,656	19,177
	Sumitomo Metal Mining Co. Ltd.	443,746	18,787
35

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Rakuten Group Inc.	1,473,138	18,727
	West Japan Railway Co.	334,738	18,506
	Ajinomoto Co. Inc.	911,186	18,222
	NTT Data Corp.	1,163,009	18,109
*	Nissan Motor Co. Ltd.	3,598,799	18,066
	Resona Holdings Inc.	4,388,051	18,064
	SG Holdings Co. Ltd.	787,925	17,893
	Daifuku Co. Ltd.	179,388	17,731
	Mitsubishi Chemical Holdings Corp.	2,372,878	17,665
	Toyota Tsusho Corp.	415,887	17,623
	Toray Industries Inc.	2,831,406	17,606
	Yamato Holdings Co. Ltd.	621,876	17,539
	Shimadzu Corp.	499,414	17,501
	Disco Corp.	51,079	16,495
	Tokyo Gas Co. Ltd.	787,592	15,983
	AGC Inc.	347,691	15,854
	Yamaha Corp.	290,052	15,830
	Mitsubishi Heavy Industries Ltd.	530,225	15,784
	Chubu Electric Power Co. Inc.	1,298,015	15,730
	Odakyu Electric Railway Co. Ltd.	580,600	15,725
*	Renesas Electronics Corp.	1,342,115	15,633
	MEIJI Holdings Co. Ltd.	248,553	15,424
	Rohm Co. Ltd.	154,993	15,300
	Daiwa Securities Group Inc.	2,847,802	15,196
	CyberAgent Inc.	730,568	14,993
	Nomura Research Institute Ltd.	480,938	14,760
	MISUMI Group Inc.	517,244	14,609
	Sumitomo Chemical Co. Ltd.	2,855,330	14,574
	Osaka Gas Co. Ltd.	747,091	14,461
	TOTO Ltd.	274,592	14,276
	Kyowa Kirin Co. Ltd.	464,282	14,132
	Keio Corp.	215,999	14,061
	Hamamatsu Photonics KK	238,512	13,825
	Taisei Corp.	372,466	13,762
	Daito Trust Construction Co. Ltd.	126,875	13,491
	Ricoh Co. Ltd.	1,257,895	13,442
	Koito Manufacturing Co. Ltd.	214,526	13,382
	Kansai Electric Power Co. Inc.	1,345,301	13,363
	Yamaha Motor Co. Ltd.	531,384	13,277
	Nippon Building Fund Inc.	1,996	13,100
	Nissan Chemical Corp.	251,853	12,948
	Lixil Corp.	477,676	12,939
	Hankyu Hanshin Holdings Inc.	409,625	12,919
	Aisin Corp.	329,555	12,685
	Nihon M&A Center Inc.	483,892	12,642
	Dentsu Group Inc.	409,320	12,633
	JFE Holdings Inc.	958,351	12,602
	SBI Holdings Inc.	445,153	12,582
	T&D Holdings Inc.	1,009,859	12,393
	Yakult Honsha Co. Ltd.	247,198	12,033
*	Kintetsu Group Holdings Co. Ltd.	331,681	11,899
	Kajima Corp.	859,487	11,889
	Sekisui Chemical Co. Ltd.	675,081	11,770
	Tokyu Corp.	913,610	11,750
	Obayashi Corp.	1,281,223	11,723
	Nippon Yusen KK	293,148	11,522
	Inpex Corp.	1,686,498	11,477
	SUMCO Corp.	432,853	11,195
	Capcom Co. Ltd.	344,070	11,163
	Fuji Electric Co. Ltd.	245,166	11,162
	MonotaRO Co. Ltd.	434,656	11,037
36

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Japan Real Estate Investment Corp.	1,747	10,828
	TIS Inc.	436,280	10,824
	Oji Holdings Corp.	1,703,173	10,743
	Taiyo Yuden Co. Ltd.	231,650	10,632
	Konami Holdings Corp.	177,719	10,600
	Mitsui Chemicals Inc.	334,554	10,532
	Idemitsu Kosan Co. Ltd.	433,643	10,371
	Nippon Express Co. Ltd.	135,381	10,361
*	Trend Micro Inc.	217,490	10,352
	Dai Nippon Printing Co. Ltd.	518,269	10,270
	JSR Corp.	330,413	10,185
	Kobayashi Pharmaceutical Co. Ltd.	113,749	10,159
	Nabtesco Corp.	219,843	9,893
	Tobu Railway Co. Ltd.	382,186	9,841
	Azbil Corp.	242,810	9,804
	Hirose Electric Co. Ltd.	61,060	9,733
	Isuzu Motors Ltd.	954,444	9,692
	Ibiden Co. Ltd.	204,560	9,656
	Asahi Intecc Co. Ltd.	357,367	9,619
	Miura Co. Ltd.	183,250	9,613
	Nippon Prologis REIT Inc.	2,993	9,591
	Nissin Foods Holdings Co. Ltd.	134,622	9,539
	Nomura Real Estate Master Fund Inc.	6,034	9,534
	Otsuka Corp.	188,241	9,469
	Kurita Water Industries Ltd.	204,902	9,463
	Toho Gas Co. Ltd.	168,168	9,372
	Kansai Paint Co. Ltd.	372,102	9,369
	Tosoh Corp.	525,742	9,319
*	GLP J-REIT	5,544	9,300
	Ryohin Keikaku Co. Ltd.	440,046	9,268
	GMO Payment Gateway Inc.	72,335	9,197
	Brother Industries Ltd.	433,728	9,196
	Japan Metropolitan Fund Investment	9,321	9,186
	Toppan Printing Co. Ltd.	536,107	9,155
	Lion Corp.	480,770	9,021
	Seiko Epson Corp.	515,958	8,803
	NGK Insulators Ltd.	477,241	8,722
	Food & Life Cos. Ltd.	194,300	8,666
*	Tokyo Electric Power Co. Holdings Inc.	2,914,886	8,643
	Shimizu Corp.	1,046,534	8,575
	Hoshizaki Corp.	96,276	8,553
	Santen Pharmaceutical Co. Ltd.	667,100	8,544
	Yokogawa Electric Corp.	469,093	8,516
*	Mazda Motor Corp.	1,094,792	8,501
	Toho Co. Ltd. (XTKS)	213,207	8,497
	NH Foods Ltd.	188,878	8,436
	Kyushu Electric Power Co. Inc.	911,668	8,356
	Showa Denko KK	274,508	8,312
*	Nagoya Railroad Co. Ltd.	360,858	8,289
	Keisei Electric Railway Co. Ltd.	263,431	8,227
	Nisshin Seifun Group Inc.	504,304	8,146
	Hikari Tsushin Inc.	40,411	8,129
	Square Enix Holdings Co. Ltd.	146,564	8,127
	Mitsui OSK Lines Ltd.	199,565	8,023
	Concordia Financial Group Ltd.	2,129,284	8,005
	Stanley Electric Co. Ltd.	278,740	7,979
	Tohoku Electric Power Co. Inc.	901,680	7,965
	Hisamitsu Pharmaceutical Co. Inc.	136,396	7,957
	Suntory Beverage & Food Ltd.	235,515	7,950
	Kose Corp.	52,293	7,872
	Tsuruha Holdings Inc.	66,651	7,705
37

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Shizuoka Bank Ltd.	1,000,528	7,678
	NSK Ltd.	822,558	7,585
	Mitsubishi Gas Chemical Co. Inc.	326,879	7,552
	Tokyo Century Corp.	122,011	7,543
	Hulic Co. Ltd.	650,303	7,419
	Ebara Corp.	172,497	7,371
	Marui Group Co. Ltd.	387,263	7,278
	Hakuhodo DY Holdings Inc.	427,698	7,239
	Casio Computer Co. Ltd.	405,208	7,175
	Daiwa House REIT Investment Corp.	2,665	7,137
	Kuraray Co. Ltd.	655,579	7,126
	THK Co. Ltd.	208,821	7,124
	Bank of Kyoto Ltd.	131,767	7,079
*	PeptiDream Inc.	164,534	7,042
*	Hitachi Metals Ltd.	362,359	7,025
	Toyo Suisan Kaisha Ltd.	172,241	7,023
	USS Co. Ltd.	384,221	6,972
	Yamada Denki Co. Ltd.	1,397,117	6,955
	Chiba Bank Ltd.	1,109,746	6,939
	Pigeon Corp.	204,282	6,933
	Japan Post Bank Co. Ltd.	749,287	6,852
	Mitsubishi HC Capital Inc. (XTKS)	1,185,934	6,816
	Denka Co. Ltd.	174,041	6,816
	Keihan Holdings Co. Ltd.	186,535	6,811
	SCREEN Holdings Co. Ltd.	70,921	6,754
	BayCurrent Consulting Inc.	24,400	6,654
	Rinnai Corp.	65,716	6,599
	Kyushu Railway Co.	292,688	6,571
	Kakaku.com Inc.	241,511	6,557
*	ANA Holdings Inc.	284,934	6,542
	Sojitz Corp.	2,181,628	6,517
	Japan Post Insurance Co. Ltd.	336,339	6,485
	Chugoku Electric Power Co. Inc.	579,129	6,481
	Haseko Corp.	482,502	6,472
	NOF Corp.	122,450	6,471
*	Kawasaki Heavy Industries Ltd.	267,347	6,417
	Nippon Shinyaku Co. Ltd.	94,013	6,342
	NGK Spark Plug Co. Ltd.	377,202	6,299
	COMSYS Holdings Corp.	202,489	6,287
	Koei Tecmo Holdings Co. Ltd.	138,950	6,195
	Amada Co. Ltd.	569,885	6,181
	Iida Group Holdings Co. Ltd.	253,811	6,181
	Orix JREIT Inc.	3,498	6,170
	Tokyu Fudosan Holdings Corp.	1,094,170	6,090
	Keikyu Corp.	473,146	6,066
	ZOZO Inc.	179,656	6,043
	Itochu Techno-Solutions Corp.	174,526	6,039
	Hitachi Construction Machinery Co. Ltd.	195,339	6,005
	Sumitomo Heavy Industries Ltd.	204,401	5,949
	Alfresa Holdings Corp.	328,813	5,894
	Nikon Corp.	623,399	5,870
	United Urban Investment Corp.	3,927	5,863
	Tokai Carbon Co. Ltd.	356,743	5,805
	Taiheiyo Cement Corp.	230,546	5,788
	Welcia Holdings Co. Ltd.	184,448	5,754
	Iwatani Corp.	91,600	5,741
	Ito En Ltd.	103,423	5,727
*	Japan Airlines Co. Ltd.	265,165	5,680
	Sumitomo Forestry Co. Ltd.	243,770	5,629
	Persol Holdings Co. Ltd.	304,591	5,609
*	Oracle Corp. Japan	59,551	5,583
38

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Matsumotokiyoshi Holdings Co. Ltd.	138,575	5,573
	Open House Co. Ltd.	132,583	5,506
*	Skylark Holdings Co. Ltd.	367,744	5,462
	Advance Residence Investment Corp.	1,714	5,459
	Teijin Ltd.	331,158	5,452
	Air Water Inc.	324,414	5,366
	Sohgo Security Services Co. Ltd.	121,344	5,320
	Sumitomo Dainippon Pharma Co. Ltd.	305,447	5,303
	Tokyo Tatemono Co. Ltd.	357,321	5,290
[1]	Anritsu Corp.	271,460	5,274
	Aozora Bank Ltd.	241,974	5,210
	Nifco Inc.	152,279	5,202
	Asics Corp.	326,235	5,184
	Suzuken Co. Ltd.	143,609	5,175
	Takeda Pharmaceutic SPA ADR	309,139	5,163
	Sega Sammy Holdings Inc.	359,068	5,154
	NET One Systems Co. Ltd.	156,356	5,118
	Mitsubishi Materials Corp.	227,400	5,109
	Electric Power Development Co. Ltd.	316,906	5,081
	Nomura Real Estate Holdings Inc.	204,819	5,049
	Taisho Pharmaceutical Holdings Co. Ltd.	85,278	5,028
	Fukuoka Financial Group Inc.	292,712	4,992
	Sugi Holdings Co. Ltd.	64,528	4,956
	Nichirei Corp.	192,820	4,877
	Taiyo Nippon Sanso Corp.	258,756	4,868
	Medipal Holdings Corp.	263,257	4,844
	Kyowa Exeo Corp.	181,119	4,818
*	IHI Corp.	235,224	4,750
	TechnoPro Holdings Inc.	64,396	4,736
	Shinsei Bank Ltd.	324,244	4,730
	Japan Prime Realty Investment Corp.	1,164	4,725
	Sharp Corp.	279,190	4,711
	Isetan Mitsukoshi Holdings Ltd.	672,249	4,710
	Kewpie Corp.	198,053	4,688
	Konica Minolta Inc.	821,362	4,658
	Cosmos Pharmaceutical Corp.	32,163	4,616
	Zensho Holdings Co. Ltd.	182,828	4,585
	Alps Alpine Co. Ltd.	374,307	4,535
	Sanwa Holdings Corp.	347,872	4,494
	Horiba Ltd.	68,895	4,488
	Rohto Pharmaceutical Co. Ltd.	174,825	4,484
	Industrial & Infrastructure Fund Investment Corp.	2,465	4,463
	Tokyo Ohka Kogyo Co. Ltd.	67,278	4,458
	JGC Holdings Corp.	388,754	4,444
	SCSK Corp.	76,103	4,416
*	Sekisui House REIT Inc.	5,251	4,369
	Japan Airport Terminal Co. Ltd.	96,583	4,337
	Nankai Electric Railway Co. Ltd.	195,738	4,323
*	Seibu Holdings Inc.	399,508	4,296
	J Front Retailing Co. Ltd.	446,956	4,268
	Coca-Cola Bottlers Japan Holdings Inc.	266,104	4,258
	Activia Properties Inc.	906	4,178
	Zeon Corp.	260,753	4,158
	Sundrug Co. Ltd.	120,970	4,122
	Sumitomo Rubber Industries Ltd.	332,743	4,122
	K's Holdings Corp	301,433	4,112
	Kagome Co. Ltd.	143,225	4,110
	Hino Motors Ltd.	486,302	4,082
	Nihon Kohden Corp.	134,920	4,080
	Zenkoku Hosho Co. Ltd.	90,468	4,061
	House Foods Group Inc.	130,582	4,060
39

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Ulvac Inc.	88,146	4,028
	Fancl Corp.	122,747	4,010
	Kaneka Corp.	102,836	4,005
	Tsumura & Co.	119,890	3,993
	Penta-Ocean Construction Co. Ltd.	510,697	3,982
	Takara Holdings Inc.	307,780	3,974
	Mebuki Financial Group Inc.	1,818,873	3,969
	Morinaga Milk Industry Co. Ltd.	71,837	3,928
	Shinko Electric Industries Co. Ltd.	121,000	3,902
	Kobe Steel Ltd.	540,467	3,891
	Kinden Corp.	227,940	3,881
	Lawson Inc.	86,258	3,877
	Relo Group Inc.	188,606	3,876
	Park24 Co. Ltd.	199,189	3,848
	Goldwin Inc.	64,401	3,847
	Shimamura Co. Ltd.	38,867	3,845
	Sankyu Inc.	89,925	3,839
*	LaSalle Logiport REIT	2,273	3,689
	Ship Healthcare Holdings Inc.	140,502	3,682
	Mabuchi Motor Co. Ltd.	91,895	3,681
	GS Yuasa Corp.	135,825	3,677
	DIC Corp.	143,530	3,669
	Nihon Unisys Ltd.	115,393	3,655
	Yamazaki Baking Co. Ltd.	230,470	3,653
	JTEKT Corp.	402,464	3,630
	Ube Industries Ltd.	179,376	3,627
*,1	Kenedix Office Investment Corp.	487	3,586
	Nippon Accommodations Fund Inc.	604	3,583
	Daicel Corp.	463,623	3,582
	Nippon Electric Glass Co. Ltd.	141,379	3,577
	Justsystems Corp.	61,437	3,554
*	Mitsui Fudosan Logistics Park Inc.	684	3,540
	Nishi-Nippon Railroad Co. Ltd.	136,057	3,515
[1]	Mitsubishi Logistics Corp.	117,774	3,502
	Kamigumi Co. Ltd.	178,403	3,476
	Pola Orbis Holdings Inc.	134,070	3,472
	Yokohama Rubber Co. Ltd.	186,063	3,460
	DeNA Co. Ltd.	168,782	3,453
	SHO-BOND Holdings Co. Ltd.	82,457	3,442
	Seino Holdings Co. Ltd.	250,026	3,438
	Dowa Holdings Co. Ltd.	81,014	3,386
	Ezaki Glico Co. Ltd.	90,118	3,373
	Mitsui Mining & Smelting Co. Ltd.	98,745	3,361
	Toyo Tire Corp.	183,558	3,358
	Aeon Mall Co. Ltd.	209,372	3,324
	Aica Kogyo Co. Ltd.	92,862	3,296
	Sawai Group Holdings Co. Ltd.	68,102	3,278
	Amano Corp.	119,150	3,237
	FP Corp.	83,303	3,234
	Calbee Inc.	134,195	3,219
	Toyoda Gosei Co. Ltd.	131,220	3,216
	Credit Saison Co. Ltd.	276,090	3,183
	Japan Logistics Fund Inc.	1,108	3,169
	Rengo Co. Ltd.	380,097	3,155
*	Mitsubishi Motors Corp.	1,155,164	3,130
	GMO internet Inc.	104,482	3,104
	Toyo Seikan Group Holdings Ltd.	264,138	3,096
	Miraca Holdings Inc.	93,884	3,071
	PALTAC Corp.	58,760	3,062
	Nippon Shokubai Co. Ltd.	57,300	3,012
	Toda Corp.	418,159	2,985
40

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	DMG Mori Co. Ltd.	184,465	2,983
	Daido Steel Co. Ltd.	62,655	2,973
	Nagase & Co. Ltd.	196,541	2,962
	Hirogin Holdings Inc.	530,084	2,930
	Acom Co. Ltd.	680,617	2,926
	Furukawa Electric Co. Ltd.	110,074	2,920
	OKUMA Corp.	53,863	2,908
	Mani Inc.	122,338	2,883
	Mori Hills REIT Investment Corp.	1,968	2,855
	Sotetsu Holdings Inc.	139,399	2,836
	Tokuyama Corp.	124,782	2,820
	Maruichi Steel Tube Ltd.	111,141	2,782
	Izumi Co. Ltd.	69,828	2,780
	As One Corp.	22,228	2,775
	Benesse Holdings Inc.	125,409	2,769
	Daiichikosho Co. Ltd.	74,233	2,769
	Ain Holdings Inc.	49,812	2,765
	Hachijuni Bank Ltd.	807,477	2,761
	JCR Pharmaceuticals Co. Ltd.	101,216	2,760
	Takashimaya Co. Ltd.	247,626	2,737
	Iyo Bank Ltd.	495,394	2,732
	Kyushu Financial Group Inc.	700,576	2,729
	Nippon Kayaku Co. Ltd.	294,476	2,724
	Bic Camera Inc.	260,489	2,689
	Ushio Inc.	201,324	2,666
	Benefit One Inc.	105,968	2,659
	NOK Corp.	204,039	2,630
	Fujitsu General Ltd.	98,647	2,616
	TS Tech Co. Ltd.	182,636	2,546
	Yamaguchi Financial Group Inc.	428,757	2,536
	Seven Bank Ltd.	1,176,481	2,533
*	RENOVA Inc.	80,400	2,532
	Daiwa Office Investment Corp.	345	2,493
	Kaken Pharmaceutical Co. Ltd.	60,444	2,492
	ABC-Mart Inc.	46,321	2,482
	Kyudenko Corp.	70,761	2,467
	Nipro Corp.	204,566	2,462
*	SMS Co. Ltd.	89,899	2,453
	Yaoko Co. Ltd.	38,401	2,450
	Chugoku Bank Ltd.	307,972	2,438
	Cosmo Energy Holdings Co. Ltd.	113,339	2,428
	Daio Paper Corp.	147,800	2,424
	Gunma Bank Ltd.	736,742	2,410
	OSG Corp.	142,740	2,381
	AEON Financial Service Co. Ltd.	206,674	2,353
	Morinaga & Co. Ltd.	70,546	2,351
	Kokuyo Co. Ltd.	151,713	2,348
	Nippo Corp.	89,144	2,335
	Sumitomo Bakelite Co. Ltd.	57,079	2,311
	Sapporo Holdings Ltd.	113,119	2,256
	Fuyo General Lease Co. Ltd.	33,334	2,221
	Fukuyama Transporting Co. Ltd.	56,372	2,163
	NHK Spring Co. Ltd.	287,086	2,120
	Nippon Paper Industries Co. Ltd.	169,422	2,084
	Kobe Bussan Co. Ltd.	77,988	2,083
	IR Japan Holdings Ltd.	15,900	2,083
	Kotobuki Spirits Co. Ltd.	34,437	2,067
	Fuji Oil Holdings Inc.	80,174	2,066
	Toyota Boshoku Corp.	110,265	2,057
	Takara Bio Inc.	80,261	2,051
	Sankyo Co. Ltd.	77,860	2,013
41

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Shochiku Co. Ltd.	17,896	2,009
	Canon Marketing Japan Inc.	83,118	2,007
	Resorttrust Inc.	124,999	1,991
	Lintec Corp.	91,195	1,984
	Fuji Kyuko Co. Ltd.	41,300	1,978
	Kusuri no Aoki Holdings Co. Ltd.	28,190	1,977
	NEC Networks & System Integration Corp.	114,456	1,969
	Shikoku Electric Power Co. Inc.	267,687	1,966
	Maeda Corp.	229,467	1,961
	Ariake Japan Co. Ltd.	32,634	1,889
	Yamato Kogyo Co. Ltd.	62,515	1,881
	Toshiba TEC Corp.	46,661	1,865
	Hitachi Transport System Ltd.	57,946	1,800
	Hokuriku Electric Power Co.	294,751	1,790
	Elecom Co. Ltd.	82,624	1,736
	NS Solutions Corp.	55,976	1,693
	Kandenko Co. Ltd.	188,263	1,609
	Orient Corp.	1,113,948	1,522
	Heiwa Corp.	89,659	1,520
	OBIC Business Consultants Co. Ltd.	25,677	1,506
	Itoham Yonekyu Holdings Inc.	234,117	1,506
	Mochida Pharmaceutical Co. Ltd.	43,040	1,501
	Megmilk Snow Brand Co. Ltd.	73,686	1,478
	Tokai Rika Co. Ltd.	89,984	1,457
	Matsui Securities Co. Ltd.	183,121	1,438
	Kyoritsu Maintenance Co. Ltd.	44,784	1,424
	Japan Aviation Electronics Industry Ltd.	76,181	1,360
	ASKUL Corp.	36,711	1,343
	Maruwa Unyu Kikan Co. Ltd.	71,100	1,241
*	GungHo Online Entertainment Inc.	62,075	1,181
	Maeda Road Construction Co. Ltd.	60,736	1,168
	Tokyo Broadcasting System Holdings Inc.	58,917	1,150
	Noevir Holdings Co. Ltd.	24,888	1,098
	Ichigo Inc.	329,955	1,031
	Fuji Media Holdings Inc.	77,909	948
	SKY Perfect JSAT Holdings Inc.	211,552	890
	TV Asahi Holdings Corp.	40,583	744
	Mitsubishi Shokuhin Co. Ltd.	24,011	651
	Nippon Television Holdings Inc.	39,651	522
			8,158,674
Kuwait (0.2%)
	National Bank of Kuwait SAKP	12,405,524	33,816
	Kuwait Finance House KSCP	7,944,249	19,022
	Mobile Telecommunications Co. KSCP	3,810,132	7,610
	Ahli United Bank BSC	10,644,174	7,335
*	Agility Public Warehousing Co. KSC	2,055,553	6,450
	Boubyan Bank KSCP	1,798,012	3,904
	Mabanee Co. KPSC	1,037,703	2,405
	Gulf Bank KSCP	3,332,104	2,395
	Boubyan Petrochemicals Co. KSCP	695,924	2,134
	Humansoft Holding Co. KSC	177,747	1,940
*	Burgan Bank SAK	1,322,386	986
			87,997
Malaysia (0.5%)
	Public Bank Bhd.	28,508,595	28,863
*	Malayan Banking Bhd.	11,046,300	22,186
	Tenaga Nasional Bhd.	7,186,100	17,462
	Top Glove Corp. Bhd.	9,903,900	13,632
	CIMB Group Holdings Bhd.	12,821,673	12,944
	Petronas Chemicals Group Bhd.	5,198,868	10,398
42

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Press Metal Aluminium Holdings Bhd.	6,994,800	8,873
	Axiata Group Bhd.	8,184,724	7,728
	Sime Darby Plantation Bhd.	6,596,505	7,306
	Ihh Healthcare Bhd.	5,414,200	7,106
	DiGi.Com Bhd.	6,790,266	6,943
	Hartalega Holdings Bhd.	2,762,600	6,922
	Dialog Group Bhd.	8,378,700	6,211
	IOI Corp. Bhd.	5,792,065	5,781
	Maxis Bhd.	5,017,200	5,632
	Perlis Plantations Bhd.	1,233,660	5,569
	MISC Bhd.	3,171,035	5,244
	Genting Bhd.	4,217,600	5,122
	Hong Leong Bank Bhd.	1,142,500	4,966
	Kuala Lumpur Kepong Bhd.	865,000	4,643
	Supermax Corporation Bhd.	2,906,600	4,266
	Petronas Gas	1,037,050	3,981
	Nestle Malaysia Bhd.	111,300	3,686
	Genting Malaysia Bhd.	5,239,700	3,680
	RHB Bank Bhd.	2,816,800	3,579
*	Gamuda Bhd.	4,103,000	3,534
	Sime Darby Bhd.	6,314,005	3,482
	Petronas Dagangan Bhd.	636,700	3,129
	Telekom Malaysia Bhd.	2,082,957	2,902
	QL Resources Bhd.	1,954,900	2,887
	IJM Corp. Bhd.	5,677,640	2,701
	AMMB Holdings Bhd.	3,470,400	2,522
	Malaysia Airports Holdings Bhd.	1,665,700	2,433
	HAP Seng Consolidated Bhd.	1,159,000	2,271
	Westports Holdings Bhd.	1,912,696	2,006
	Hong Leong Financial Group Bhd.	411,035	1,663
*	YTL Corp. Bhd.	8,426,924	1,469
	Fraser & Neave Holdings Bhd.	184,700	1,351
*	Alliance Bank Malaysia Bhd.	1,902,000	1,206
	IOI Properties Group Bhd.	3,387,500	1,132
	Sime Darby Property Bhd.	6,255,305	1,014
	British American Tobacco Malaysia Bhd.	288,600	1,010
	Astro Malaysia Holdings Bhd.	2,650,368	641
*	AirAsia Group Bhd.	2,772,300	588
	FGV Holdings Bhd.	782,700	263
			250,927
Mexico (0.5%)
	America Movil SAB de CV Series L	56,675,893	39,589
*	Wal-Mart de Mexico SAB de CV	9,670,897	31,657
	Grupo Financiero Banorte SAB de CV Class O	5,396,618	30,703
	Grupo Mexico SAB de CV Series B	5,932,633	26,818
	Fomento Economico Mexicano SAB de CV	3,422,827	26,510
*	Cemex SAB de CV ADR	1,451,230	11,450
*	Cemex SAB de CV	13,874,577	11,020
	Grupo Televisa SAB	4,126,861	10,239
	Grupo Elektra SAB de CV	114,432	8,597
	Grupo Bimbo SAB de CV Series A	4,281,640	8,569
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	745,327	7,662
	Fibra Uno Administracion SA	5,790,689	7,149
	Grupo Aeroportuario del Sureste SAB de CV Class B	353,395	5,977
*	Orbia Advance Corp. SAB de CV	1,818,979	5,073
	Coca-Cola Femsa SAB de CV	930,204	4,355
	Arca Continental SAB de CV	795,883	4,261
	Gruma SAB de CV Class B	385,286	4,190
*	Infraestructura Energetica Nova SAB de CV	923,226	3,955
*	Grupo Aeroportuario del Centro Norte SAB de CV Class B	603,672	3,754
*	Grupo Financiero Inbursa SAB de CV Class O	3,959,103	3,678
43

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Alfa SAB de CV Class A	4,508,675	3,154
*	Industrias Penoles SAB de CV	241,466	3,110
	Promotora y Operadora de Infraestructura SAB de CV	393,152	3,038
	Kimberly-Clark de Mexico SAB de CV Class A	1,608,526	2,779
	Becle SAB de CV	991,059	2,364
	Grupo Carso SAB de CV	824,945	2,352
*	Telesites SAB de CV	2,284,944	2,158
*	Grupo Cementos de Chihuahua SAB de CV	294,800	2,095
	Megacable Holdings SAB de CV	543,295	1,988
	Qualitas Controladora SAB de CV	296,549	1,611
	El Puerto de Liverpool SAB de CV Class C1	356,795	1,509
*	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	1,037,125	1,170
	Industrias Bachoco SAB de CV Class B	290,320	1,071
	Grupo Lala SAB de CV	1,106,133	815
	Alpek SAB de CV	672,231	749
*	Controladora Nemak SAB de CV	5,389,275	737
*	Concentradora Fibra Danhos SA de CV	427,414	505
			286,411
Netherlands (2.7%)
	ASML Holding NV	741,422	481,288
*,3	Adyen NV	50,251	123,672
	Koninklijke Philips NV	1,687,421	95,412
*	ING Groep NV	7,247,573	92,588
*	Prosus NV	801,591	86,998
*	Koninklijke DSM NV	320,377	57,444
	Koninklijke Ahold Delhaize NV	1,968,091	52,965
	Heineken NV	440,367	51,082
	Wolters Kluwer NV	496,256	44,887
	Akzo Nobel NV	348,754	41,875
*	ArcelorMittal SA	1,308,051	38,026
	NN Group NV	581,742	29,016
	ASM International NV	90,088	27,331
	Koninklijke KPN NV	6,188,008	21,346
*	Unibail-Rodamco-Westfield	251,580	20,718
	Heineken Holding NV	194,846	19,354
	IMCD NV	106,378	15,451
	Aegon NV	3,253,778	15,079
*	Randstad NV	208,699	15,058
[3]	Signify NV	238,017	13,517
	ASR Nederland NV	259,777	11,346
*,3	ABN AMRO Bank NV GDR	764,779	9,875
	Aalberts NV	176,600	9,541
*	InPost SA	367,001	6,993
*	JDE Peet's NV	151,258	5,881
	Koninklijke Vopak NV	119,638	5,478
*,3	Just Eat Takeaway.com NV	50,148	5,182
*,3	GrandVision NV	88,411	2,860
	Euronext NV Rights Exp. 5/10/21	114,567	1,343
*	Galapagos NV (XBRU)	284	22
			1,401,628
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	1,056,413	27,227
*	Auckland International Airport Ltd.	2,233,472	12,079
	Spark New Zealand Ltd.	3,507,906	11,042
	Meridian Energy Ltd.	2,301,790	8,775
	Fletcher Building Ltd.	1,487,509	7,733
	Ryman Healthcare Ltd.	764,133	7,725
*	a2 Milk Co. Ltd.	1,365,605	7,466
	Contact Energy Ltd.	1,317,243	7,110
	Mercury NZ Ltd.	1,222,370	6,055
44

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Infratil Ltd.	931,697	4,742
*	SKYCITY Entertainment Group Ltd.	1,350,886	3,450
	Kiwi Property Group Ltd.	2,902,346	2,634
*	Air New Zealand Ltd.	898,196	1,116
			107,154
Norway (0.4%)
	DNB ASA	1,906,401	40,885
	Equinor ASA	1,776,351	35,869
	Telenor ASA	1,167,616	20,801
	Mowi ASA	800,324	19,744
	Yara International ASA	315,776	16,471
	Norsk Hydro ASA	2,535,190	16,144
	Orkla ASA	1,446,672	14,746
	TOMRA Systems ASA	213,498	10,666
	Schibsted ASA Class B	184,849	8,074
*	Adevinta ASA	425,449	7,786
	Schibsted ASA Class A	140,880	7,080
	Gjensidige Forsikring ASA	302,473	6,869
	Salmar ASA	94,087	6,511
[3]	Scatec ASA	216,068	5,813
	Aker BP ASA	192,880	5,493
	Leroy Seafood Group ASA	461,296	4,229
	Aker ASA Class A	43,707	3,252
			230,433
Pakistan (0.0%)
	Habib Bank Ltd.	1,335,271	1,086
	Fauji Fertilizer Co. Ltd.	1,224,622	841
	Oil & Gas Development Co. Ltd.	1,091,603	649
	Pakistan Petroleum Ltd.	1,225,773	647
			3,223
Philippines (0.2%)
	SM Investments Corp.	896,860	17,897
	SM Prime Holdings Inc.	16,893,723	12,074
	Ayala Land Inc.	14,835,501	9,898
	Ayala Corp.	607,927	9,347
	Bdo Unibank Inc.	3,647,131	7,800
	JG Summit Holdings Inc.	5,587,960	6,117
	Bank of The Philippine Islands	3,288,588	5,653
	International Container Terminal Services Inc.	2,001,235	5,399
	Universal Robina Corp.	1,685,449	4,791
	PLDT Inc.	165,921	4,380
	Metropolitan Bank & Trust Co.	3,218,956	2,938
	Jollibee Foods Corp.	739,298	2,701
	Manila Electric Co.	472,988	2,677
	Metro Pacific Investments Corp.	25,464,466	2,139
	Globe Telecom Inc.	51,317	1,951
	GT Capital Holdings Inc.	174,998	1,904
	San Miguel Food and Beverage Inc.	1,191,868	1,650
	San Miguel Corp.	683,885	1,632
	Alliance Global Group Inc.	6,926,348	1,504
	LT Group Inc.	5,028,816	1,401
	Puregold Price Club Inc.	1,786,292	1,383
	Megaworld Corp.	20,633,985	1,347
	Aboitiz Power Corp.	2,776,111	1,326
*	Bloomberry Resorts Corp.	5,731,041	772
	DMCI Holdings Inc.	6,841,978	753
	Semirara Mining & Power Corp. Class A	2,283,100	583
			110,017
Poland (0.2%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,591,996	14,801
45

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	KGHM Polska Miedz SA	251,302	12,862
*,3	Allegro.eu SA	714,120	10,937
	Polski Koncern Naftowy ORLEN SA	573,917	10,083
*	Powszechny Zaklad Ubezpieczen SA	1,037,966	8,932
*,1	Bank Polska Kasa Opieki SA	300,966	6,349
*,3	Dino Polska SA	90,613	5,879
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,082,421	5,343
*,1	CD Projekt SA	116,249	5,322
*	LPP SA	1,889	4,882
	Cyfrowy Polsat SA	480,680	3,737
*	Santander Bank Polska SA	52,685	3,117
			92,244
Portugal (0.1%)
	EDP - Energias de Portugal SA	5,173,957	28,760
*	Galp Energia SGPS SA	947,213	10,907
	EDP Renovaveis SA	439,382	10,469
	Jeronimo Martins SGPS SA	446,746	8,157
			58,293
Qatar (0.2%)
	Qatar National Bank QPSC	8,193,751	40,229
	Industries Qatar QSC	3,668,641	13,537
	Qatar Islamic Bank SAQ	2,123,773	10,145
	Masraf Al Rayan QSC	6,890,194	8,455
	Commercial Bank PSQC	3,671,345	5,440
	Qatar Electricity & Water Co. QSC	937,914	4,430
	Qatar Fuel QSC	888,186	4,427
	Mesaieed Petrochemical Holding Co.	8,155,872	4,314
	Qatar Gas Transport Co. Ltd.	4,948,963	4,283
	Qatar International Islamic Bank QSC	1,388,909	3,525
	Barwa Real Estate Co.	3,500,850	3,106
	Ooredoo QPSC	1,521,618	2,960
	Qatar Aluminum Manufacturing Co.	5,364,940	2,298
	Doha Bank QPSC	3,059,372	2,210
*	Qatar Insurance Co. SAQ	2,941,486	2,024
	Vodafone Qatar QSC	2,870,458	1,397
*	Ezdan Holding Group QSC	2,852,201	1,364
	United Development Co. QSC	3,001,729	1,307
			115,451
Romania (0.0%)
	Banca Transilvania SA	8,334,689	5,069
Russia (0.8%)
	Sberbank of Russia PJSC	14,228,726	56,214
	Gazprom PJSC ADR	6,827,148	41,398
	LUKOIL PJSC ADR	509,946	39,030
	Novatek PJSC	1,983,266	35,770
	MMC Norilsk Nickel PJSC ADR	742,378	25,174
	Sberbank of Russia PJSC ADR (XLON)	1,143,152	18,028
	Gazprom PJSC	5,777,887	17,616
	Tatneft PJSC ADR	403,718	16,214
	Lukoil PJSC	157,898	12,176
	Rosneft Oil Co. PJSC (Registered) GDR	1,744,072	12,031
	Surgutneftegas PJSC Preference Shares	13,658,100	7,780
*	Novolipetskiy Metallurgicheskiy Kombinat PJSC	2,100,627	7,414
	Polyus PJSC (Registered) GDR	78,591	7,280
	Severstal PAO GDR (Registered)	304,457	7,166
	MMC Norilsk Nickel PJSC	20,597	7,027
*	Alrosa PJSC	4,556,300	6,582
*	Moscow Exchange MICEX-RTS PJSC	2,595,264	6,104
	Magnit PJSC GDR (Registered)	399,596	5,627
46

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Transneft PJSC Preference Shares	2,777	5,232
	Surgutneftegas PJSC ADR	1,031,634	4,618
	Mobile TeleSystems PJSC	1,076,612	4,585
*	Inter Rao Ues PJSC	64,858,300	4,227
	Magnit PJSC	47,954	3,259
*	United Co. Rusal International	4,778,250	3,211
	Tatneft PJSC	470,953	3,170
	PhosAgro PJSC GDR (Registered)	168,205	3,090
	VTB Bank PJSC GDR (Registered)	2,300,991	3,050
	VTB Bank PJSC	4,359,448,867	2,978
*	Magnitogorsk Iron & Steel Works PJSC	3,227,678	2,796
	Mobile TeleSystems PJSC ADR	310,422	2,629
	Rosneft Oil Co. PJSC	363,210	2,534
*	RusHydro PJSC	221,844,634	2,418
*	Polyus PJSC	11,263	2,076
*	Credit Bank of Moscow PJSC	22,962,900	2,071
	Sistema PJSFC GDR (Registered)	191,390	1,704
*	Rostelecom PJSC	1,223,758	1,688
*	Aeroflot PJSC	1,931,801	1,647
*	Federal Grid Co.	489,926,667	1,386
	Surgutneftegas PJSC	2,946,100	1,332
	ROSSETI PJSC	54,338,896	1,029
	Rostelecom PJSC ADR	118,592	967
	Severstal PAO PJSC	40,869	964
*	Tatneft PJSC Preference Shares	151,173	938
	Unipro PJSC	22,147,100	845
	PhosAgro PJSC	12,205	709
	Sistema PJSFC	1,475,900	664
*	Mosenergo PJSC	21,386,000	634
	Bashneft PJSC Preference Shares	23,719	372
*	M Video PJSC	35,398	320
	Sberbank of Russia PJSC ADR	2,249	35
			395,809
Saudi Arabia (0.9%)
	Al Rajhi Bank	2,259,226	59,484
*	National Commercial Bank	3,837,505	58,104
	Saudi Basic Industries Corp.	1,660,193	54,715
[3]	Saudi Arabian Oil Co.	4,696,744	44,287
	Saudi Telecom Co.	1,102,345	37,273
	Riyad Bank	2,707,379	19,229
	Saudi British Bank	1,640,254	13,428
*	Saudi Arabian Mining Co.	749,044	11,401
	Banque Saudi Fransi	1,075,210	11,172
	Saudi Electricity Co.	1,441,289	9,979
	Alinma Bank	1,826,229	9,643
	SABIC Agri-Nutrients Co.	322,103	9,001
	Yanbu National Petrochemical Co.	426,313	8,277
	Arab National Bank	1,180,110	7,149
	Bank AlBilad	682,715	6,808
	Almarai Co. JSC	461,858	6,616
*	Saudi Kayan Petrochemical Co.	1,326,989	6,419
	Dr Sulaiman Al Habib Medical Services Group Co.	151,687	6,099
	Jarir Marketing Co.	108,973	5,779
*	Etihad Etisalat Co.	697,393	5,741
	Savola Group	484,003	5,145
	Sahara International Petrochemical Co.	665,889	4,815
	Advanced Petrochemical Co.	191,126	4,127
	Mouwasat Medical Services Co.	87,064	4,108
	Bank Al-Jazira	785,914	3,996
	Saudi Industrial Investment Group	413,594	3,899
*	Bupa Arabia for Cooperative Insurance Co.	106,676	3,283
47

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Mobile Telecommunications Co. Saudi Arabia	802,957	3,235
*	National Industrialization Co.	616,328	3,147
	Abdullah Al Othaim Markets Co.	83,485	2,995
	National Petrochemical Co.	216,888	2,797
	Southern Province Cement Co.	120,082	2,701
*	Dar Al Arkan Real Estate Development Co.	958,674	2,636
	Saudi Cement Co.	141,737	2,447
*	Co. for Cooperative Insurance	117,189	2,422
*	Rabigh Refining & Petrochemical Co.	403,788	2,199
*	Emaar Economic City	747,704	2,134
	Arabian Centres Co. Ltd.	291,544	1,927
	Qassim Cement Co.	81,044	1,826
	Yanbu Cement Co.	140,916	1,614
	Yamama Cement Co.	178,947	1,590
*	Saudi Ground Services Co.	167,883	1,563
*	Seera Group Holding	284,213	1,508
*	Saudi Research & Marketing Group	62,484	1,505
*	Saudi Airlines Catering Co.	73,116	1,484
	Saudia Dairy & Foodstuff Co.	30,991	1,392
	Dallah Healthcare Co.	68,233	1,157
*	Fawaz Abdulaziz Al Hokair & Co.	131,570	758
			463,014
Singapore (0.8%)
	DBS Group Holdings Ltd.	3,327,034	74,562
	Oversea-Chinese Banking Corp. Ltd.	6,491,002	59,338
	United Overseas Bank Ltd.	2,407,112	47,980
	Singapore Telecommunications Ltd.	13,969,830	26,209
	Wilmar International Ltd.	3,987,218	15,605
	Ascendas REIT	6,162,741	14,361
	CapitaLand Integrated Commercial Trust	8,361,505	13,490
	CapitaLand Ltd.	4,808,928	13,406
	Singapore Exchange Ltd.	1,566,966	12,275
	Keppel Corp. Ltd.	2,713,132	11,023
*	Singapore Airlines Ltd.	2,312,956	8,766
	Singapore Technologies Engineering Ltd.	3,001,493	8,683
	Venture Corp. Ltd.	498,182	7,517
	Mapletree Logistics Trust	4,983,938	7,439
	Genting Singapore Ltd.	11,274,390	7,312
	Mapletree Industrial Trust	3,051,196	6,473
	Mapletree Commercial Trust	3,930,203	6,447
	UOL Group Ltd.	888,018	5,124
	Frasers Logistics & Commercial Trust	4,624,534	5,096
	City Developments Ltd.	834,991	4,939
*	ComfortDelGro Corp. Ltd.	3,650,891	4,711
	Keppel DC REIT	2,144,565	4,329
	Suntec REIT	3,707,466	4,249
	Singapore Press Holdings Ltd.	2,808,537	3,878
	NetLink NBN Trust	5,131,216	3,739
*	SATS Ltd.	1,129,317	3,436
	Mapletree North Asia Commercial Trust	4,079,876	3,342
	Keppel REIT	3,515,368	3,272
	Jardine Cycle & Carriage Ltd.	176,488	3,072
	Sembcorp Industries Ltd.	1,650,902	2,624
	Ascott Residence Trust	3,115,391	2,475
	Hutchison Port Holdings Trust Class U	9,346,263	2,332
	Golden Agri-Resources Ltd.	11,432,420	2,144
*	Sembcorp Marine Ltd.	12,569,426	1,978
	Singapore Post Ltd.	2,762,252	1,597
	Olam International Ltd.	1,100,113	1,437
*	StarHub Ltd.	972,097	985
	Wing Tai Holdings Ltd.	633,998	914
48

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	SIA Engineering Co. Ltd.	402,016	687
	Frasers Property Ltd.	213,863	199
			407,445
South Africa (1.2%)
	Naspers Ltd. Class N	784,568	178,552
	FirstRand Ltd.	9,102,506	32,019
	Impala Platinum Holdings Ltd.	1,449,979	27,094
	Sibanye Stillwater Ltd.	5,385,588	25,056
*	MTN Group	3,355,569	21,230
	Standard Bank Group Ltd.	2,367,103	19,251
*	Sasol Ltd.	1,035,861	17,426
	Capitec Bank Holdings Ltd.	161,995	16,586
	Anglogold Ltd.	773,807	15,961
	Anglo American Platinum Ltd.	111,906	15,282
	Gold Fields Ltd.	1,601,989	15,033
*	Bid Corp. Ltd.	614,183	12,105
	Sanlam Ltd.	3,068,247	11,846
*	Absa Group Ltd.	1,334,532	11,252
*	Northam Platinum Ltd.	649,529	11,170
	Vodacom Group Ltd.	1,094,793	9,491
	Shoprite Holdings Ltd.	907,555	9,044
*	Aspen Pharmacare Holdings Ltd.	711,557	7,919
	Clicks Group Ltd.	458,003	7,638
[1]	Remgro Ltd.	989,689	7,510
	Bidvest Group Ltd.	625,467	7,223
	Multichoice Group	826,464	7,113
	Old Mutual Ltd.	7,981,512	6,963
	Discovery Ltd.	749,744	6,808
	Nedbank Group Ltd.	657,392	6,698
	Growthpoint Properties Ltd.	6,413,644	6,419
	Mr Price Group Ltd.	501,890	6,279
*	Woolworths Holdings Ltd.	1,736,698	5,892
	Mondi plc	200,265	5,447
	NEPI Rockcastle plc	783,935	5,279
	Reinet Investments SCA	267,214	5,140
[1]	Exxaro Resources Ltd.	456,876	4,792
*	Foschini Group Ltd.	594,247	4,713
	Kumba Iron Ore Ltd.	100,511	4,555
	SPAR Group Ltd.	353,052	4,457
	Tiger Brands Ltd.	324,801	4,364
	Harmony Gold Mining Co. Ltd.	955,890	4,308
	African Rainbow Minerals Ltd.	192,409	3,592
*	Sappi Ltd.	996,224	3,354
*	Life Healthcare Group Holdings Ltd.	2,520,449	3,308
*	Redefine Properties Ltd.	10,357,719	3,087
	AVI Ltd.	594,120	2,901
*	Netcare Ltd.	2,662,354	2,763
	Rand Merchant Investment Holdings Ltd.	1,311,620	2,662
	Truworths International Ltd.	765,279	2,541
	Momentum Metropolitan Holdings	1,801,649	2,400
*	Barloworld Ltd.	353,454	2,329
	Pick n Pay Stores Ltd.	613,429	2,294
	Fortress REIT Ltd. Class A	2,086,098	2,125
*,3	Pepkor Holdings Ltd.	1,820,433	2,021
	Investec Ltd.	517,887	1,969
	Resilient REIT Ltd.	562,809	1,941
	Coronation Fund Managers Ltd.	452,008	1,718
	PSG Group Ltd.	292,195	1,508
	Telkom SA SOC Ltd.	520,871	1,411
*	Santam Ltd.	73,481	1,298
*	Distell Group Holdings Ltd.	145,773	1,267
49

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*,3	Dis-chem Pharmacies Ltd.	651,455	1,055
*	Liberty Holdings Ltd.	210,867	837
	Ninety One Ltd.	247,975	823
	Old Mutual Ltd. (XZIM)	388,446	338
*	Fortress REIT Ltd. Class B	1,449,035	335
			617,792
South Korea (4.0%)
	Samsung Electronics Co. Ltd.	4,398,690	320,601
	Samsung Electronics Co. Ltd. GDR (Registered)	173,495	316,120
	SK Hynix Inc.	958,829	109,384
	Samsung Electronics Co. Ltd. Preference Shares	1,423,189	93,439
	NAVER Corp.	244,652	78,783
	LG Chem Ltd.	84,518	70,555
	Samsung SDI Co. Ltd.	97,375	56,836
	Kakao Corp.	499,833	50,896
	Hyundai Motor Co.	257,523	48,968
*	Celltrion Inc.	194,419	46,280
	Kia Corp.	473,969	32,876
	POSCO ADR	368,089	29,966
	Hyundai Mobis Co. Ltd.	118,680	28,724
	LG Electronics Inc.	199,604	28,043
*	SK Innovation Co. Ltd.	99,988	24,184
	NCSoft Corp.	30,717	22,850
	LG Household & Health Care Ltd.	16,238	22,427
	Hana Financial Group Inc.	528,479	21,662
[1]	KB Financial Group Inc. ADR	437,322	21,394
	Samsung C&T Corp.	155,007	18,863
[2]	LG Corp.	165,313	18,698
*	HMM Co. Ltd.	521,887	18,316
*,3	Samsung Biologics Co. Ltd.	24,627	17,700
	Shinhan Financial Group Co. Ltd.	472,387	16,975
	Samsung Electro-Mechanics Co. Ltd.	104,231	16,657
[1]	Shinhan Financial Group Co. Ltd. ADR	450,343	16,095
	KT&G Corp.	206,868	15,308
	Amorepacific Corp.	59,660	14,462
	KB Financial Group Inc.	291,264	14,338
	SK Holdings Co. Ltd.	56,945	14,073
*	Celltrion Healthcare Co. Ltd.	133,427	13,413
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	79,095	10,859
	Samsung Fire & Marine Insurance Co. Ltd.	60,703	10,784
	SK Telecom Co. Ltd. ADR	350,363	10,525
	POSCO	31,995	10,456
	Samsung SDS Co. Ltd.	58,376	9,573
	Woori Financial Group Inc.	950,568	9,137
*	LG Display Co. Ltd.	415,841	9,031
	Samsung Life Insurance Co. Ltd.	116,917	8,562
*	Korean Air Lines Co. Ltd.	324,606	7,814
	Korea Zinc Co. Ltd.	18,533	7,413
	Kumho Petrochemical Co. Ltd.	31,791	7,389
	Lotte Chemical Corp.	27,029	7,338
	Korea Investment Holdings Co. Ltd.	71,724	7,200
*	Hanwha Solutions Corp.	175,389	7,199
	Hyundai Steel Co.	137,940	6,857
	POSCO Chemical Co. Ltd.	49,683	6,605
	Hyundai Motor Co. Preference Shares (XKRS)	66,572	6,333
	Korea Electric Power Corp.	293,311	6,225
	Coway Co. Ltd.	102,327	6,132
	Hyundai Engineering & Construction Co. Ltd.	134,685	6,085
	Hankook Tire & Technology Co. Ltd.	137,222	5,921
*	S-Oil Corp.	76,195	5,918
	Hyundai Heavy Industries Holdings Co. Ltd.	93,455	5,897
50

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Mirae Asset Securities Co. Ltd.	654,787	5,866
	Hyundai Glovis Co. Ltd.	33,847	5,821
*	Samsung Heavy Industries Co. Ltd.	805,094	5,403
	E-MART Inc.	35,899	5,396
	LG Chem Ltd. Preference Shares	13,503	5,386
	CJ CheilJedang Corp.	15,099	5,359
	Yuhan Corp.	87,459	5,042
*	HLB Inc.	161,256	4,799
	LG Innotek Co. Ltd.	26,532	4,761
	LG Uplus Corp.	400,473	4,744
*	Doosan Heavy Industries & Construction Co. Ltd.	370,649	4,618
	Samsung Securities Co. Ltd.	119,539	4,568
*	Samsung Engineering Co. Ltd.	287,510	4,460
	Hotel Shilla Co. Ltd.	57,109	4,424
	Seegene Inc.	52,142	4,378
*	SK Biopharmaceuticals Co. Ltd.	44,878	4,376
*	Kangwon Land Inc.	192,924	4,369
	Hanon Systems	293,090	4,269
	GS Engineering & Construction Corp.	107,455	4,250
	Orion Corp.Republic of Korea	39,896	4,191
	SKC Co. Ltd.	34,483	4,176
	Industrial Bank of Korea	475,988	4,143
*	Celltrion Pharm Inc.	34,399	4,093
	Hanmi Pharm Co. Ltd.	13,484	4,087
	Hyundai Motor Co. Preference Shares	40,999	3,920
	SK Chemicals Co. Ltd.	16,331	3,890
	GS Holdings Corp.	99,503	3,837
	Shin Poong Pharmaceutical Co. Ltd.	60,482	3,793
	Fila Holdings Corp.	92,712	3,789
	BNK Financial Group Inc.	548,207	3,777
	DB Insurance Co. Ltd.	84,845	3,728
	Korea Electric Power Corp. ADR	350,836	3,712
*	OCI Co. Ltd.	33,302	3,710
*	Alteogen Inc.	50,661	3,664
[3]	Netmarble Corp.	31,017	3,594
	Shinsegae Inc.	12,903	3,519
	AMOREPACIFIC Group	52,250	3,447
	Korea Aerospace Industries Ltd.	116,667	3,411
*	DL E&C Co. Ltd.	28,328	3,368
*	Mando Corp.	59,869	3,126
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	91,201	2,999
	Green Cross Corp.	9,806	2,976
	NH Investment & Securities Co. Ltd.	248,978	2,867
*	Hyundai Mipo Dockyard Co. Ltd.	36,929	2,835
*	Hanjin Kal Corp.	56,437	2,812
	S-1 Corp.	36,406	2,666
	Hyundai Marine & Fire Insurance Co. Ltd.	114,307	2,496
	SK Telecom Co. Ltd.	9,146	2,491
	Cheil Worldwide Inc.	125,639	2,474
	LG Household & Health Care Ltd. Preference Shares	3,836	2,467
*	Doosan Infracore Co. Ltd.	252,967	2,450
	KCC Corp.	8,372	2,349
	CJ ENM Co. Ltd.	17,878	2,307
	Hyundai Department Store Co. Ltd.	27,645	2,299
*	Daewoo Engineering & Construction Co. Ltd.	346,213	2,290
	Lotte Shopping Co. Ltd.	20,096	2,234
	Hanwha Corp.	80,694	2,223
	Hanwha Aerospace Co. Ltd.	64,264	2,220
	DGB Financial Group Inc.	277,685	2,209
	HDC Hyundai Development Co-Engineering & Construction Class E	83,732	2,098
*	CJ Logistics Corp.	13,576	2,088
51

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	CJ Corp.	24,002	2,055
	LS Corp.	31,252	2,046
	Samsung Card Co. Ltd.	61,437	1,949
	LOTTE Fine Chemical Co. Ltd.	31,847	1,936
	LG Electronics Inc. Preference Shares	29,228	1,932
	Hite Jinro Co. Ltd.	58,965	1,843
	DL Holdings Co. Ltd.	21,639	1,834
	Hanssem Co. Ltd.	18,111	1,816
	NongShim Co. Ltd.	7,007	1,793
*	Doosan Bobcat Inc.	42,928	1,755
	Hyundai Wia Corp.	27,927	1,743
	Posco International Corp.	91,633	1,722
	GS Retail Co. Ltd.	53,663	1,722
	Dongsuh Cos. Inc.	58,692	1,655
	BGF retail Co. Ltd.	11,489	1,577
	Hanmi Science Co. Ltd.	24,933	1,545
	Lotte Corp.	46,891	1,539
	Hanwha Life Insurance Co. Ltd.	483,092	1,519
*	Korea Gas Corp.	47,377	1,484
*	Helixmith Co. Ltd.	52,977	1,478
	Ottogi Corp.	2,833	1,412
	KEPCO Plant Service & Engineering Co. Ltd.	45,433	1,384
	SSANGYONG C&E Co. Ltd.	194,380	1,354
*	Paradise Co. Ltd.	83,930	1,351
	Mirae Asset Securities Co. Ltd. Preference Shares	293,528	1,289
	Medytox Inc.	8,177	1,281
	SK Networks Co. Ltd.	260,798	1,239
*	NHN Corp.	17,810	1,165
	Samsung SDI Co. Ltd. Preference Shares	2,571	1,035
	Amorepacific Corp. Preference Shares	12,921	1,030
*,1,2	SillaJen Inc.	94,185	1,025
	Solus Advanced Materials Co. Ltd.	20,228	913
	Lotte Chilsung Beverage Co. Ltd.	6,546	823
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	4,525	638
	Hanwha Corp. Preference Shares	36,056	484
	CJ CheilJedang Corp. Preference Shares	1,095	182
			2,072,801
Spain (1.5%)
*	Iberdrola SA (XMAD)	10,924,545	147,634
*	Banco Santander SA	31,759,880	122,516
*,1	Industria de Diseno Textil SA	1,957,769	69,659
	Banco Bilbao Vizcaya Argentaria SA	12,353,321	69,173
*	Amadeus IT Group SA	788,951	53,726
[3]	Cellnex Telecom SA	884,918	50,055
	Telefonica SA	8,903,847	41,263
*	Repsol SA	2,524,862	30,137
	CaixaBank SA	8,180,968	26,171
*	Ferrovial SA	902,249	25,616
*,3	Aena SME SA	131,425	22,841
	Endesa SA	576,792	15,171
*	Siemens Gamesa Renewable Energy SA	418,766	15,126
	Red Electrica Corp. SA	809,236	14,856
[1]	Naturgy Energy Group SA	547,432	14,063
	ACS Actividades de Construccion y Servicios SA	424,416	13,828
	Grifols SA	422,457	11,443
*	Enagas SA	467,988	10,188
	Merlin Properties Socimi SA	674,132	7,451
*	Acciona SA	41,494	7,213
	Bankinter SA	1,304,743	7,135
	Inmobiliaria Colonial Socimi SA	595,120	6,037
	Grifols SA Preference Shares	297,460	5,253
52

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Mapfre SA	1,789,757	3,845
*	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,304,743	2,557
	Zardoya Otis SA	319,981	2,027
			794,984
Sweden (2.3%)
	Telefonaktiebolaget LM Ericsson Class B	5,580,895	76,649
	Investor AB Class B	889,065	75,470
*,1	Atlas Copco AB Class A	1,202,928	72,946
	Volvo AB Class B	2,864,473	69,952
[3]	Evolution Gaming Group AB	295,238	58,283
[1]	Sandvik AB	1,997,775	49,404
*,1	Assa Abloy AB Class B	1,699,066	48,440
	Hexagon AB Class B Class B	475,549	45,424
*	H&M Hennes & Mauritz AB Class B	1,631,953	40,158
	Essity AB Class B	1,131,172	36,919
*,1	Atlas Copco AB Class B	659,891	34,241
	Skandinaviska Enskilda Banken AB Class A	2,666,292	34,164
	Swedbank AB Class A	1,865,287	32,745
	Svenska Handelsbanken AB Class A	2,700,337	31,271
*	Epiroc AB Class A	1,183,016	25,597
*	Kinnevik AB Class B	448,868	24,774
	Swedish Match AB	286,048	23,417
	Nibe Industrier AB Class B	565,359	20,647
	Svenska Cellulosa AB SCA Class B	1,149,556	20,130
*,1	Boliden AB	513,272	19,965
*	Telia Co. AB	4,753,318	19,697
[1]	Alfa Laval AB	579,387	19,567
	SKF AB Class B	711,411	18,380
	Skanska AB Class B	672,758	18,220
	Investor AB Class A	192,616	16,360
	Industrivarden AB Class A	367,358	14,088
[1]	Getinge AB Class B	407,178	13,771
	Indutrade AB	509,508	13,306
*	Epiroc AB Class B	671,634	13,150
*	Tele2 AB Class B	1,003,905	12,967
*,3	Sinch AB	82,116	12,824
	EQT AB	378,815	12,767
	Castellum AB	508,491	12,383
	Electrolux AB Class B	437,013	12,257
	Industrivarden AB Class C	338,952	12,226
	Trelleborg AB Class B	469,766	12,221
	Lundin Energy AB	355,494	11,340
	Husqvarna AB Class B	780,597	10,870
*	Fastighets AB Balder Class B	184,308	10,619
	Securitas AB Class B	587,862	10,007
	Elekta AB Class B	675,774	9,037
	Lifco AB Class B	81,509	8,729
	Sagax AB Class B	320,001	8,451
	Holmen AB Class B	174,975	8,256
	L E Lundbergforetagen AB Class B	142,881	8,158
	Investment AB Latour Class B	260,353	7,953
	Volvo AB Class A	309,556	7,789
	Sweco AB Class B	364,904	6,488
	ICA Gruppen AB	140,231	6,464
*	Swedish Orphan Biovitrum AB	332,487	5,645
	Saab AB Class B	167,331	4,953
	Kinnevik AB Class A	21,632	1,454
	Svenska Handelsbanken AB Class B	109,254	1,335
	Telefonaktiebolaget LM Ericsson Class A	50,718	694
	Sagax AB Class D	170,670	662
	Skandinaviska Enskilda Banken AB Class C	36,288	463
53

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Svenska Cellulosa AB SCA Class A	8,253	149
			1,204,296
Switzerland (5.6%)
	Nestle SA (Registered)	5,176,381	617,701
	Roche Holding AG	1,285,996	419,435
	Novartis AG (Registered)	3,935,957	335,880
	Zurich Insurance Group AG	276,317	113,361
	ABB Ltd. (Registered)	3,157,576	102,565
	Cie Financiere Richemont SA (Registered) Class A	946,736	97,160
	UBS Group AG (Registered)	6,242,269	95,323
*	Lonza Group AG (Registered)	137,519	87,423
	Sika AG (Registered)	257,660	76,953
	Givaudan SA (Registered)	17,126	71,761
	Alcon Inc.	864,498	64,933
	Partners Group Holding AG	41,630	59,301
	Swiss Re AG	518,772	48,163
*	Credit Suisse Group AG (Registered)	4,479,662	46,947
*	LafargeHolcim Ltd. (Registered) (XSWX)	719,305	44,387
	Geberit AG (Registered)	66,503	43,759
	SGS SA (Registered)	10,979	32,486
	Logitech International SA (Registered)	273,671	30,461
*	Sonova Holding AG (Registered)	98,354	29,123
	Swiss Life Holding AG (Registered)	59,396	28,940
	Kuehne + Nagel International AG (Registered)	93,309	27,899
	Straumann Holding AG (Registered)	18,741	26,784
[1]	Swisscom AG (Registered)	47,954	26,037
	Julius Baer Group Ltd.	406,012	25,553
	Schindler Holding AG Ptg. Ctf.	76,779	21,849
	Adecco Group AG (Registered)	293,179	19,872
	Roche Holding AG (Bearer)	55,940	19,451
*	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	1,938	17,987
*	Chocoladefabriken Lindt & Spruengli AG (Registered)	177	17,500
	Swatch Group AG (Bearer)	56,313	17,260
*	Temenos AG (Registered)	112,943	16,605
*	SIG Combibloc Group AG	598,445	14,669
	Barry Callebaut AG (Registered)	6,621	14,618
	Baloise Holding AG (Registered)	85,689	14,489
*	LafargeHolcim Ltd. (Registered)	230,997	14,250
	Vifor Pharma AG	96,534	13,913
	Swiss Prime Site AG (Registered)	142,951	13,912
*,3	VAT Group AG	47,874	13,671
*	EMS-Chemie Holding AG (Registered)	12,916	12,060
	Tecan Group AG (Registered)	21,550	10,501
	Georg Fischer AG (Registered)	7,447	10,442
	PSP Swiss Property AG (Registered)	83,899	10,353
	Schindler Holding AG (Registered)	33,980	9,455
*	Clariant AG (Registered)	424,251	8,886
*	ams AG	468,208	8,118
	Helvetia Holding AG (Registered)	65,525	7,878
*	Flughafen Zurich AG (Registered)	34,397	6,187
	Banque Cantonale Vaudoise (Registered)	50,549	5,153
	DKSH Holding AG	63,669	5,124
	OC Oerlikon Corp. AG (Registered)	343,054	4,012
	Swatch Group AG (Registered)	66,695	4,001
	BKW AG	32,768	3,670
	Sulzer AG (Registered)	31,437	3,581
*,2	Credit Suisse Group AG Rights Exp. 5/6/21	4,473,242	—
			2,891,802
Taiwan (4.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	23,580,873	496,604
54

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,128,037	481,907
*	MediaTek Inc.	2,748,700	115,233
*	Hon Hai Precision Industry Co. Ltd.	22,122,823	90,948
*	Delta Electronics Inc.	4,010,676	42,966
*	Formosa Plastics Corp.	8,989,873	33,985
*	Nan Ya Plastics Corp.	10,433,615	32,787
*	China Steel Corp.	22,850,234	31,979
*	Fubon Financial Holding Co. Ltd.	13,575,861	31,108
[1]	United Microelectronics Corp. ADR	2,929,003	29,056
*	Cathay Financial Holding Co. Ltd.	15,297,661	28,558
*	Chinatrust Financial Holding Co. Ltd.	33,569,939	27,321
*	ASE Technology Holding Co. Ltd.	5,870,449	24,531
*	Uni-President Enterprises Corp.	8,862,487	23,738
*	Novatek Microelectronics Corp.	1,064,916	23,495
*	Mega Financial Holding Co. Ltd.	20,092,777	23,451
*	E.Sun Financial Holding Co. Ltd.	22,094,239	21,292
*	Largan Precision Co. Ltd.	189,848	21,003
*	Formosa Chemicals & Fibre Corp.	6,305,306	20,442
*	Yuanta Financial Holding Co. Ltd.	21,418,272	19,866
	Chunghwa Telecom Co. Ltd. ADR	465,722	19,025
*	Asustek Computer Inc.	1,309,026	17,533
*	Taiwan Cement Corp.	9,401,102	17,497
*	Quanta Computer Inc.	4,966,598	17,383
*	Chailease Holding Co. Ltd.	2,331,895	16,804
*	Realtek Semiconductor Corp.	888,768	16,767
*	Innolux Corp.	15,527,370	16,577
*	Yageo Corp.	840,000	16,178
*	First Financial Holding Co. Ltd.	18,690,359	15,286
*	United Microelectronics Corp.	7,158,978	14,279
*	Taiwan Cooperative Financial Holding Co. Ltd.	17,882,650	13,675
*	Evergreen Marine Corp. Taiwan Ltd.	4,453,300	12,529
*	Hotai Motor Co. Ltd.	581,000	12,502
	Globalwafers Co. Ltd.	398,000	12,198
*	Hua Nan Financial Holdings Co. Ltd.	17,781,749	12,078
*	China Development Financial Holding Corp.	25,837,318	12,036
*	Silergy Corp.	111,000	11,409
*	Airtac International Group	269,000	11,227
*	Accton Technology Corp.	990,000	11,210
*	AU Optronics Corp. ADR	946,195	11,004
	Taiwan Mobile Co. Ltd.	3,031,713	10,845
*	President Chain Store Corp.	1,037,904	10,031
*	Formosa Petrochemical Corp.	2,691,580	9,948
*	Win Semiconductors Corp.	757,000	9,875
	Pegatron Corp.	3,730,038	9,768
*	Advantech Co. Ltd.	767,536	9,712
*	Unimicron Technology Corp.	2,375,975	9,703
*	Taishin Financial Holding Co. Ltd.	19,119,440	9,639
*	Catcher Technology Co. Ltd.	1,364,153	9,626
*	Shanghai Commercial & Savings Bank Ltd.	6,054,000	9,384
*	Sinopac Holdings Co.	19,372,229	9,192
	Lite-On Technology Corp.	3,939,767	8,928
*	Chunghwa Telecom Co. Ltd.	2,158,207	8,798
*	Far Eastern New Century Corp.	7,205,819	8,546
*	Micro-Star International Co. Ltd.	1,265,000	8,286
*	Shin Kong Financial Holdings Co. Ltd.	21,840,015	7,872
	Walsin Technology Corp.	912,000	7,831
*	AU Optronics Corp.	6,665,000	7,802
*	Chang Hwa Bank	12,072,155	7,721
*	Asia Cement Corp.	4,300,519	7,650
*	Hiwin Technologies Corp.	489,831	7,390
*	Vanguard International Semiconductor Corp.	1,703,466	7,207
55

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Sino-American Silicon Products Inc.	1,019,000	7,085
*	Eclat Textile Co. Ltd.	365,398	6,996
*	Far EasTone Telecommunications Co. Ltd.	2,990,643	6,964
*	Winbond Electronics Corp.	5,492,000	6,937
	Compal Electronics Inc.	7,765,510	6,921
*	Giant Manufacturing Co. Ltd.	540,625	6,865
*	Cheng Shin Rubber Industry Co. Ltd.	3,358,222	6,477
*	Acer Inc.	5,265,396	6,435
*	Walsin Lihwa Corp.	5,819,000	6,330
	Parade Technologies Ltd.	129,000	6,325
*	Wistron Corp.	5,330,445	6,207
*	Pou Chen Corp.	4,883,125	6,201
*	Feng TAY Enterprise Co. Ltd.	817,532	6,051
*	Powertech Technology Inc.	1,407,000	5,578
*	Inventec Corp.	5,715,064	5,545
*	Nanya Technology Corp.	1,562,600	5,060
*	Synnex Technology International Corp.	2,544,889	5,054
*	Wiwynn Corp.	155,000	5,041
*	Foxconn Technology Co. Ltd.	2,031,925	4,991
*	Wan Hai Lines Ltd.	1,350,702	4,563
*	Zhen Ding Technology Holding Ltd.	1,153,000	4,352
	Nan Ya Printed Circuit Board Corp.	384,000	4,347
*	Taiwan High Speed Rail Corp.	3,838,000	4,314
*	Oneness Biotech Co. Ltd.	502,000	4,205
*	Teco Electric and Machinery Co. Ltd.	3,307,000	4,118
*	Nien Made Enterprise Co. Ltd.	252,000	4,065
*	China Airlines Ltd.	4,903,913	3,716
*	China Life Insurance Co. Ltd.	3,851,998	3,648
*	Taiwan Glass Industry Corp.	2,880,089	3,477
*	Taiwan Business Bank	9,404,840	3,429
	Chicony Electronics Co. Ltd.	1,132,337	3,409
*	ASMedia Technology Inc.	74,000	3,076
*	Genius Electronic Optical Co. Ltd.	157,000	3,068
*	Taiwan Fertilizer Co. Ltd.	1,384,000	3,015
*	momo.com Inc.	82,000	3,001
*	Eva Airways Corp.	4,450,188	2,996
*	Eternal Materials Co. Ltd.	1,820,104	2,976
*	ENNOSTAR Inc.	915,000	2,635
*	Capital Securities Corp.	3,704,587	2,552
*	Formosa Taffeta Co. Ltd.	1,907,000	2,255
*	HTC Corp.	1,442,570	2,137
*	U-Ming Marine Transport Corp.	809,000	2,037
	ASE Technology Holding Co. Ltd. ADR	225,217	1,872
*	Taiwan Secom Co. Ltd.	483,725	1,651
*	Far Eastern International Bank	4,059,710	1,618
*	Transcend Information Inc.	561,455	1,616
	Yulon Motor Co. Ltd.	971,377	1,578
	China Motor Corp.	480,642	1,231
*	TPK Holding Co. Ltd.	580,422	1,127
*	OBI Pharma Inc.	238,790	1,118
	Yulon Nissan Motor Co. Ltd.	28,000	283
			2,309,769
Thailand (0.6%)
	PTT PCL	26,949,478	34,495
	Siam Cement PCL (Registered)	1,575,874	23,353
	CP ALL PCL	8,713,775	17,482
	Airports of Thailand PCL	8,140,951	16,180
	Bangkok Dusit Medical Services PCL Class F	16,458,200	11,463
	Siam Commercial Bank PCL	3,387,744	11,412
	Advanced Info Service PCL	2,042,696	11,209
	PTT Exploration & Production PCL	2,618,261	9,955
56

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Kasikornbank PCL	2,173,618	9,200
*	Minor International PCL	9,392,055	9,034
	PTT Global Chemical PCL	4,084,487	8,856
[1]	Gulf Energy Development PCL	7,838,340	8,668
	Central Pattana PCL	4,644,682	7,778
	Energy Absolute PCL	3,384,341	6,609
	Intouch Holdings PCL NVDR	3,094,304	6,329
	Charoen Pokphand Foods PCL	6,531,828	6,079
	Krungthai Card PCL	2,430,921	5,946
	Delta Electronics Thailand PCL	517,256	5,850
	Indorama Ventures PCL	3,436,415	5,288
	Home Product Center PCL	11,013,092	4,977
[1]	Kasikornbank PCL NVDR	1,155,637	4,891
[1]	Central Retail Corp. PCL	4,146,497	4,651
	BTS Group Holdings PCL	15,188,721	4,364
[1]	Krung Thai Bank PCL	11,710,562	4,242
*	Bangkok Expressway & Metro PCL	16,199,182	4,159
	Siam Commercial Bank PCL NVDR	1,230,600	4,145
[1]	Bangkok Bank PCL NVDR	1,035,900	4,035
	Thai Oil PCL	2,083,779	3,944
	Digital Telecommunications Infrastructure Fund Class F	9,494,439	3,688
	TMB Bank PCL	91,395,296	3,429
	Banpu PCL (Registered)	7,677,006	3,027
[1]	Global Power Synergy PCL Class F	1,297,152	3,025
	Srisawad Corp. PCL	1,093,704	2,922
[1]	Bumrungrad Hospital PCL	653,605	2,808
	Bangkok Bank PCL (Registered)	719,802	2,804
	Electricity Generating PCL	486,879	2,756
[1]	IRPC PCL	19,107,389	2,530
	Muangthai Capital PCL	1,230,962	2,527
[1]	Sri Trang Gloves Thailand PCL	1,741,010	2,473
	Osotspa PCL	2,129,191	2,443
	Thai Union Group PCL Class F	5,016,463	2,430
	Ratch Group PCL	1,415,828	2,294
	Intouch Holdings PCL Class F	1,092,297	2,234
*	Asset World Corp. PCL	13,585,108	2,074
[1]	Berli Jucker PCL	1,761,282	2,005
	True Corp. PCL	18,275,162	1,912
	B Grimm Power PCL	1,306,352	1,790
	Land & Houses PCL NVDR	6,369,900	1,768
[3]	Central Retail Corp. PCL (XBKK)	1,406,400	1,577
	Land & Houses PCL (Registered)	5,504,708	1,528
	Carabao Group PCL Class F	416,977	1,505
[1]	Total Access Communication PCL	1,281,849	1,346
	Siam City Cement PCL	152,339	887
[1]	Siam Makro PCL	633,710	768
	Bangkok Life Assurance PCL	716,902	576
	Bangkok Life Assurance PCL NVDR	83,800	67
*	Minor International PCL Warrants Exp. 9/30/21	322,731	7
			313,794
Turkey (0.1%)
	BIM Birlesik Magazalar AS	847,428	6,643
	Eregli Demir ve Celik Fabrikalari TAS	2,432,518	5,583
	Turkcell Iletisim Hizmetleri AS	2,128,126	3,809
	Turkiye Garanti Bankasi AS	3,930,189	3,426
	KOC Holding AS	1,533,569	3,401
	Akbank TAS	4,734,600	2,797
*	Turkiye Petrol Rafinerileri AS	236,284	2,505
	Ford Otomotiv Sanayi AS	113,244	2,407
	Turkiye Sise ve Cam Fabrikalari AS	2,594,101	2,353
	Aselsan Elektronik Sanayi Ve Ticaret AS	1,228,874	2,228
57

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Petkim Petrokimya Holding AS	2,280,255	1,846
	Arcelik AS	388,832	1,614
	Haci Omer Sabanci Holding AS	1,588,763	1,556
*	Turk Hava Yollari AO	1,039,895	1,535
	Turkiye Is Bankasi AS Class C	2,493,350	1,473
*	Sasa Polyester Sanayi AS	308,686	1,331
	Enka Insaat ve Sanayi AS	1,257,961	1,194
*	Koza Altin Isletmeleri AS	84,344	1,146
*	Gubre Fabrikalari TAS	146,594	1,078
	Coca-Cola Icecek AS	113,188	1,076
	Anadolu Efes Biracilik Ve Malt Sanayii AS	350,145	986
	Tofas Turk Otomobil Fabrikasi AS	218,952	790
*	TAV Havalimanlari Holding AS	282,737	736
	Yapi ve Kredi Bankasi AS	2,717,184	688
	Turk Telekomunikasyon AS	883,304	679
	Tekfen Holding AS	303,097	587
*	Turkiye Halk Bankasi AS	1,106,418	574
[3]	Enerjisa Enerji AS	428,357	531
*	Turkiye Vakiflar Bankasi TAO Class D	1,160,767	480
	Borusan Yatirim ve Pazarlama AS	10,909	471
	Iskenderun Demir ve Celik AS	273,450	445
			55,968
United Arab Emirates (0.2%)
	First Abu Dhabi Bank PJSC	8,000,168	30,962
	Emirates Telecommunications Group Co. PJSC	3,180,396	18,337
	Emirates NBD Bank PJSC	4,645,013	15,738
	Abu Dhabi Commercial Bank PJSC	4,876,470	8,306
	Aldar Properties PJSC	7,028,607	6,698
	Emaar Properties PJSC	6,478,610	6,541
	Dubai Islamic Bank PJSC	3,362,136	4,067
	Abu Dhabi Islamic Bank PJSC	2,716,803	3,561
*	Emaar Malls PJSC	3,735,923	1,862
	Dubai Investments PJSC	3,858,174	1,613
	Dana Gas PJSC	6,943,907	1,555
*	Air Arabia PJSC	4,010,189	1,392
*	Emaar Development PJSC	1,361,907	1,012
*	DAMAC Properties Dubai Co. PJSC	2,890,982	942
	Dubai Financial Market PJSC	2,767,106	798
	Aramex PJSC	125,622	133
			103,517
United Kingdom (9.3%)
	AstraZeneca plc	2,438,880	259,604
*	HSBC Holdings plc	37,846,715	236,304
	Diageo plc	4,253,844	190,961
	GlaxoSmithKline plc	9,155,268	169,187
	Rio Tinto plc	2,017,040	168,942
	British American Tobacco plc	4,230,089	156,950
	BP plc	36,819,353	154,139
	Unilever plc	2,597,169	151,652
	Royal Dutch Shell plc Class A	7,486,349	140,865
	Royal Dutch Shell plc Class B	7,029,003	125,775
	Unilever plc (XLON)	2,124,662	124,457
	BHP Group plc	3,862,297	116,312
	Reckitt Benckiser Group plc	1,170,317	104,202
	Prudential plc	4,843,671	102,561
	Anglo American plc	2,284,146	96,849
	Vodafone Group plc	49,730,864	93,852
	National Grid plc	6,540,926	82,452
	Lloyds Banking Group plc	130,544,159	81,862
*	Glencore plc	20,025,891	81,574
58

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Barclays plc	32,071,635	77,644
*	Compass Group plc	3,318,503	72,192
	London Stock Exchange Group plc	671,225	68,578
	CRH plc (XDUB)	1,394,362	65,988
	Experian plc	1,687,135	65,042
	Ashtead Group plc	831,174	53,404
	Ferguson plc	417,213	52,621
	RELX plc	1,964,080	50,959
	Tesco plc	14,174,155	43,268
	BAE Systems plc	5,992,466	41,859
	Legal & General Group plc	10,988,101	41,256
	Aviva plc	7,254,156	40,105
*	Flutter Entertainment plc (XDUB)	191,223	39,186
	SSE plc	1,931,168	39,152
	RELX plc (XLON)	1,494,869	38,898
*	BT Group plc	16,112,062	36,751
	Imperial Brands plc	1,758,036	36,644
	Smith & Nephew plc	1,627,015	35,215
	Standard Chartered plc	4,787,913	34,348
	3i Group plc	1,770,940	31,366
	Segro plc	2,216,544	30,793
	WPP plc	2,212,834	29,834
*	Ocado Group plc	902,009	26,112
*	Next plc	236,883	25,528
*	Persimmon plc	588,485	25,458
	Intertek Group plc	300,190	25,447
	Halma plc	704,529	25,175
*	Entain plc	1,075,342	25,138
	Smurfit Kappa Group plc	481,178	24,685
*	InterContinental Hotels Group plc	338,814	24,077
	Rentokil Initial plc	3,451,686	23,856
	Croda International plc	250,399	23,392
	Natwest Group plc	8,429,128	22,875
	Spirax-Sarco Engineering plc	136,245	22,238
*	Informa plc	2,778,674	21,599
*	Burberry Group plc	743,690	21,168
	Associated British Foods plc	647,603	20,663
	Melrose Industries plc	8,953,662	20,156
	Bunzl plc	626,572	20,146
	Barratt Developments plc	1,877,786	20,021
*	Rolls-Royce Holdings plc	13,829,872	20,015
	Kingfisher plc	3,933,920	19,420
	Mondi plc (XLON)	702,542	19,070
	St. James's Place plc	987,034	18,564
	RSA Insurance Group plc	1,929,296	18,170
	Sage Group plc	2,031,069	17,895
*,3	Just Eat Takeaway.com NV (XLON)	169,646	17,582
	United Utilities Group plc	1,274,127	17,042
*	Whitbread plc	373,483	16,744
	Hargreaves Lansdown plc	703,575	16,704
	Taylor Wimpey plc	6,724,634	16,682
	Admiral Group plc	385,533	16,658
	Antofagasta plc	641,865	16,535
	Smiths Group plc	735,813	16,525
	Pearson plc	1,396,935	16,026
	DCC plc	183,518	15,924
	Johnson Matthey plc	353,378	15,858
	Intermediate Capital Group plc	522,756	15,782
	Standard Life Aberdeen plc	4,062,670	15,569
	Severn Trent plc	447,027	15,302
	M&G plc	4,828,919	14,495
59

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*,3	Auto Trader Group plc	1,759,676	13,853
	Berkeley Group Holdings plc	215,731	13,787
	DS Smith plc	2,367,688	13,762
	Rightmove plc	1,615,191	13,692
	Polymetal International plc	655,280	13,531
	Land Securities Group plc	1,325,017	13,204
*	Weir Group plc	481,546	12,745
	B&M European Value Retail SA	1,630,459	12,745
*	Coca-Cola HBC AG	363,494	12,563
	British Land Co. plc	1,725,298	12,364
	Howden Joinery Group plc	1,062,283	11,867
*	ITV plc	6,920,317	11,566
	Bellway plc	228,946	11,421
	Pennon Group plc	792,254	11,316
	IMI plc	496,158	10,903
	JD Sports Fashion plc	845,093	10,720
	Hikma Pharmaceuticals plc	313,724	10,572
	Schroders plc	207,597	10,343
	AVEVA Group plc	208,823	10,036
	Direct Line Insurance Group plc	2,542,763	10,005
	Wm Morrison Supermarkets plc	4,164,274	10,001
	J Sainsbury plc	3,038,698	9,981
	Phoenix Group Holdings plc	1,000,068	9,810
*	THG plc	1,139,446	9,753
	Tate & Lyle plc	874,389	9,673
	Evraz plc	1,076,231	9,544
*	Meggitt plc	1,437,912	9,250
*	Travis Perkins plc	418,770	8,893
[3]	ConvaTec Group plc	2,940,264	8,860
	Derwent London plc	187,400	8,620
*	Centrica plc	10,890,112	8,524
	HomeServe plc	512,855	7,751
[3]	Quilter plc	3,301,446	7,456
*	Hiscox Ltd.	621,011	6,951
[3]	Avast plc	1,019,336	6,725
*	easyJet plc	419,925	6,004
*	International Consolidated Airlines Group SA	2,089,327	5,859
*,1	TUI AG	928,857	5,550
	Renishaw plc	63,098	5,448
	Ashmore Group plc	847,190	4,683
	Fresnillo plc	345,491	3,929
*	Wickes Group plc	468,561	1,617
*,2	NMC Health plc	140,418	—
			4,843,776
Total Common Stocks (Cost $37,573,538)			51,506,478
60

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[4,5]	Vanguard Market Liquidity Fund, 0.068% (Cost $639,345)	6,393,586	639,358
Total Investments (100.5%) (Cost $38,212,883)			52,145,836
Other Assets and Liabilities—Net (-0.5%)			(237,486)
Net Assets (100%)			51,908,350
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $517,727,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $1,608,364,000, representing 3.1% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $563,301,000 was received for securities on loan, of which $556,457,000 is held in Vanguard Market Liquidity Fund and $6,844,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.
61

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
Common Stocks (99.1%)
Australia (4.9%)
*	Lynas Rare Earths Ltd.	3,310,386	13,940
	Nine Entertainment Co. Holdings Ltd.	5,524,856	12,155
	Reliance Worldwide Corp. Ltd.	2,911,902	11,037
	Breville Group Ltd.	525,826	10,530
	Steadfast Group Ltd.	3,156,758	10,128
*,1	Zip Co. Ltd.	1,617,804	9,942
	Eagers Automotive Ltd.	744,344	8,957
*	Champion Iron Ltd.	1,606,723	8,384
	nib holdings Ltd.	1,756,200	8,358
	ARB Corp. Ltd.	267,081	8,013
	Bapcor Ltd.	1,294,982	7,697
*	Pilbara Minerals Ltd.	8,739,388	7,608
	Link Administration Holdings Ltd.	1,890,431	7,243
	Charter Hall Long Wale REIT	1,894,840	7,136
	Healius Ltd.	2,191,358	6,969
	Premier Investments Ltd.	340,124	6,888
	National Storage REIT	4,249,194	6,591
	Pendal Group Ltd.	1,128,800	6,403
	BWP Trust	1,909,322	6,077
	Super Retail Group Ltd.	659,109	6,054
	IRESS Ltd.	774,875	6,015
	Waypoint REIT	3,105,247	5,968
	Pro Medicus Ltd.	163,329	5,933
*	PointsBet Holdings Ltd.	547,557	5,709
*	Corporate Travel Management Ltd.	402,206	5,700
	Charter Hall Retail REIT	1,986,365	5,695
*	Megaport Ltd.	514,576	5,691
	Codan Ltd.	399,396	5,469
*	Chalice Mining Ltd.	1,035,163	5,451
	Costa Group Holdings Ltd.	1,512,293	5,425
[2]	Viva Energy Group Ltd.	3,611,551	5,423
	Ingenia Communities Group	1,288,176	5,247
	Bega Cheese Ltd.	1,061,665	5,223
*	EML Payments Ltd.	1,185,287	5,184
*	De Grey Mining Ltd.	4,640,220	5,149
	InvoCare Ltd.	589,477	5,134
*,1	PolyNovo Ltd.	2,206,872	5,090
*	Orocobre Ltd.	988,075	5,089
	Bingo Industries Ltd.	1,909,411	5,015
	Credit Corp Group Ltd.	225,295	5,013
*	Galaxy Resources Ltd.	1,663,773	4,986
*,1	Webjet Ltd.	1,290,090	4,927
	Regis Resources Ltd.	2,378,727	4,742
*	Perseus Mining Ltd.	4,767,904	4,463
	Abacus Property Group	1,892,849	4,414
*,1	Uniti Group Ltd.	2,067,303	4,393
	Aventus Group	1,911,570	4,371
	Centuria Capital Group	2,129,655	4,371
*	Nanosonics Ltd.	941,245	4,363
*	Silver Lake Resources Ltd.	3,204,856	4,265
	Technology One Ltd.	583,406	4,256
	Elders Ltd.	447,095	4,190
	Ramelius Resources Ltd.	3,189,831	4,136
	GrainCorp Ltd. Class A	997,700	3,925
	Brickworks Ltd.	249,754	3,899
	Cromwell Property Group	5,749,307	3,874
	GUD Holdings Ltd.	376,578	3,872
	St. Barbara Ltd.	2,737,836	3,870
	Arena REIT	1,518,773	3,784
62

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	IPH Ltd.	684,636	3,735
*,1	Temple & Webster Group Ltd.	453,168	3,710
*,1	Tyro Payments Ltd.	1,289,201	3,706
	Sandfire Resources Ltd.	721,556	3,693
[1]	Clinuvel Pharmaceuticals Ltd.	162,403	3,624
	Monadelphous Group Ltd.	364,172	3,561
	Gold Road Resources Ltd.	3,576,502	3,497
	Nickel Mines Ltd.	3,966,939	3,458
	Rural Funds Group	1,741,346	3,265
	EVENT Hospitality and Entertainment Ltd.	327,415	3,215
[1]	Blackmores Ltd.	57,526	3,169
	Omni Bridgeway Ltd.	1,093,453	3,169
	Centuria Industrial REIT	1,161,451	3,111
*,1	Piedmont Lithium Ltd.	4,435,822	3,099
	Tassal Group Ltd.	1,068,781	3,039
	AUB Group Ltd.	183,716	2,883
	Lifestyle Communities Ltd.	257,644	2,776
	SeaLink Travel Group Ltd.	356,182	2,766
*,1	Mesoblast Ltd.	1,819,269	2,764
	GWA Group Ltd.	1,178,886	2,714
	HUB24 Ltd.	139,232	2,701
	United Malt Grp Ltd.	746,434	2,626
	Austal Ltd.	1,367,277	2,537
	Perenti Global Ltd.	3,013,912	2,523
	Collins Foods Ltd.	285,784	2,501
	Netwealth Group Ltd.	216,945	2,483
	Australian Ethical Investment Ltd.	347,992	2,333
[1]	Kogan.com Ltd.	272,587	2,318
	Charter Hall Social Infrastructure REIT	901,339	2,257
	Growthpoint Properties Australia Ltd.	766,649	2,215
	Hansen Technologies Ltd.	481,648	2,112
*	Redbubble Ltd.	661,592	2,081
	Western Areas Ltd.	1,108,837	1,962
*	Starpharma Holdings Ltd. Class A	1,519,254	1,962
	Accent Group Ltd.	861,782	1,949
	Centuria Office REIT	1,099,154	1,864
*,1	Bellevue Gold Ltd.	2,563,264	1,839
*	nearmap Ltd.	1,120,167	1,835
*	West African Resources Ltd.	2,479,193	1,829
	Data#3 Ltd.	380,803	1,818
	Lovisa Holdings Ltd.	161,241	1,805
	GDI Property Group	2,151,684	1,764
	G8 Education Ltd.	2,265,337	1,740
	Select Harvests Ltd.	364,287	1,722
	NRW Holdings Ltd.	1,130,582	1,685
	Pinnacle Investment Management Group Ltd.	205,862	1,679
*	oOh!media Ltd.	1,277,274	1,677
*	Mayne Pharma Group Ltd.	5,343,285	1,661
	Pact Group Holdings Ltd.	574,149	1,606
*	Resolute Mining Ltd.	4,128,623	1,535
	Jumbo Interactive Ltd.	135,846	1,467
*	Marley Spoon AG GDR	710,271	1,445
	Genworth Mortgage Insurance Australia Ltd.	678,390	1,425
	APN Industria REIT	595,293	1,417
*	Westgold Resources Ltd.	844,749	1,395
	Bravura Solutions Ltd.	644,084	1,395
	Integral Diagnostics Ltd.	386,811	1,355
	Mount Gibson Iron Ltd.	1,900,989	1,352
*	Syrah Resources Ltd.	1,462,063	1,319
	Sigma Healthcare Ltd.	2,837,086	1,308
*	Karoon Energy Ltd.	1,312,331	1,285
63

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Inghams Group Ltd.	504,705	1,271
*	Telix Pharmaceuticals Ltd.	441,523	1,265
	Dicker Data Ltd.	155,957	1,258
	SmartGroup Corp. Ltd.	230,748	1,249
*	Fineos Corp. Ltd. GDR	410,160	1,239
	Imdex Ltd.	846,610	1,231
	Baby Bunting Group Ltd.	252,345	1,216
	McMillan Shakespeare Ltd.	142,083	1,213
	BWX Ltd.	334,084	1,208
*	Estia Health Ltd.	629,086	1,189
	Infomedia Ltd.	981,063	1,187
*	Eclipx Group Ltd.	810,235	1,185
*,1	Electro Optic Systems Holdings Ltd.	330,840	1,175
*,1	Andromeda Metals Ltd.	6,784,023	1,168
*	City Chic Collective Ltd.	303,577	1,090
*	Seven West Media Ltd.	2,973,552	1,083
*	Asaleo Care Ltd.	977,745	1,061
*	Emeco Holdings Ltd.	1,448,102	1,056
	Jupiter Mines Ltd.	3,864,808	1,009
	Senex Energy Ltd.	418,980	1,008
	Hotel Property Investments	423,987	1,005
	Australian Pharmaceutical Industries Ltd.	1,092,436	997
*	Southern Cross Media Group Ltd.	693,867	995
*	Capricorn Metals Ltd.	755,931	986
*	Opthea Ltd.	879,260	975
	Cedar Woods Properties Ltd.	166,885	942
*,1	Australian Strategic Materials Ltd.	255,140	939
	Aurelia Metals Ltd.	2,887,513	929
*,1	Paradigm Biopharmaceuticals Ltd.	523,348	926
	Australian Finance Group Ltd.	392,380	849
	MyState Ltd.	250,721	847
*	Audinate Group Ltd.	134,716	836
*,1	Carnarvon Petroleum Ltd.	3,923,689	783
	SG Fleet Group Ltd.	331,373	776
*	Australian Agricultural Co. Ltd.	836,792	741
[1]	Virtus Health Ltd.	167,148	735
*,2,3	Coronado Global Resources Inc. GDR	1,612,271	734
	Service Stream Ltd.	894,797	706
*	Cooper Energy Ltd.	3,667,402	689
*,1,3	Alkane Resources Ltd.	1,218,448	685
*	Humm Group Ltd.	987,817	677
	Macmahon Holdings Ltd.	4,603,805	672
	Regis Healthcare Ltd.	357,557	634
*,1	Superloop Ltd.	774,367	618
*	Dacian Gold Ltd.	2,183,925	594
	OFX Group Ltd.	616,521	571
*	AMA Group Ltd.	1,317,650	561
	New Hope Corp. Ltd.	607,726	543
	MACA Ltd.	734,211	521
*	Myer Holdings Ltd.	2,145,932	519
*	Japara Healthcare Ltd.	664,704	517
*,1	Bubs Australia Ltd.	1,405,838	444
*,1	New Century Resources Ltd.	3,045,134	432
	Navigator Global Investments Ltd.	310,627	364
	Vita Group Ltd.	378,563	241
*,1,3	Liquefied Natural Gas Ltd.	1,600,429	53
*,3	Juno Minerals Ltd.	236,741	46
*,1,3	SpeedCast International Ltd.	631,077	—
*,3	Nexus Energy Ltd.	1,906,834	—
			549,013
64

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
Austria (0.8%)
	Wienerberger AG	423,354	16,597
[2]	BAWAG Group AG	214,165	11,553
	CA Immobilien Anlagen AG	247,670	10,854
*	Lenzing AG	52,447	6,923
*	IMMOFINANZ AG	322,121	6,702
	S IMMO AG	213,449	5,541
[1]	Oesterreichische Post AG	121,398	5,382
*	Mayr Melnhof Karton AG	24,651	5,116
*	UNIQA Insurance Group AG	427,191	3,429
	Vienna Insurance Group AG Wiener Versicherung Gruppe	120,550	3,232
*	Schoeller-Bleckmann Oilfield Equipment AG	66,801	2,854
	AT&S Austria Technologie & Systemtechnik AG	70,046	2,698
	EVN AG	100,266	2,288
	Strabag SE (Bearer)	44,045	1,748
*	DO & CO AG	17,566	1,499
	Palfinger AG	27,158	1,225
*	Flughafen Wien AG	27,428	1,000
	Agrana Beteiligungs AG	30,733	665
*,1	Porr AG	26,516	504
			89,810
Belgium (1.1%)
	Aedifica SA	121,292	14,817
	Cofinimmo SA	94,434	14,478
	D'ieteren SA NV	82,933	9,005
	Melexis NV	67,334	7,330
	Euronav NV	785,853	6,774
*	Barco NV	257,689	6,556
	Bekaert SA	134,560	5,908
*	KBC Ancora	132,146	5,769
*	Montea CVA	52,029	5,702
*	Fagron	229,401	5,146
*	Tessenderlo Group SA	102,980	4,395
	Gimv NV	68,929	4,326
*	Ontex Group NV	317,291	4,136
*	bpost SA	385,347	4,095
	Befimmo SA	92,114	3,916
*	AGFA-Gevaert NV	738,371	3,635
	VGP NV	20,349	3,552
	Shurgard Self Storage SA	66,577	3,097
*	Xior Student Housing NV	50,480	2,821
	Retail Estates NV	27,640	2,125
*	Kinepolis Group NV	37,172	2,018
*	Cie d'Entreprises CFE	18,447	1,868
	Orange Belgium SA	70,205	1,855
*	Econocom Group SA NV	345,502	1,382
*,1	Mithra Pharmaceuticals SA	41,938	1,201
	Van de Velde NV	15,329	469
	Wereldhave Belgium Comm VA	6,639	359
			126,735
Brazil (0.9%)
*	Petro Rio SA	429,532	7,242
*	Embraer SA	2,547,452	7,222
	Light SA	1,377,232	4,442
*	Gol Linhas Aereas Inteligentes SA Preference Shares	985,256	4,253
	Banco Pan SA Preference Shares	1,222,488	4,139
	MRV Engenharia e Participacoes SA	1,266,233	4,044
	Linx SA	514,190	3,583
	Kinea Indice de Precos FII	151,563	3,153
	Iguatemi Empresa de Shopping Centers SA	414,264	2,807
65

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Arezzo Industria e Comercio SA	199,110	2,773
	SLC Agricola SA	288,900	2,595
*	Anima Holding SA	1,203,731	2,398
	Minerva SA	1,343,767	2,395
	Pet Center Comercio E Participacoes SA	513,300	2,284
	Santos Brasil Participacoes SA	1,755,205	2,281
*	CVC Brasil Operadora e Agencia de Viagens SA	516,500	2,279
	Construtora Tenda SA	476,394	2,271
*	Omega Geracao SA	309,364	2,233
	Cia Hering	399,900	2,019
*	EcoRodovias Infraestrutura e Logistica SA	859,861	1,904
	Lojas Quero Quero SA	548,800	1,831
	Unipar Carbocloro SA Preference Shares	127,026	1,815
*	Hidrovias do Brasil SA	1,323,400	1,647
	Cia de Saneamento de Minas Gerais-COPASA	516,223	1,598
	Alupar Investimento SA	313,009	1,548
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	633,300	1,428
	Boa Vista Servicos SA	561,900	1,397
	AES Brasil Energia SA	486,591	1,230
	SIMPAR SA	154,000	1,226
*	BK Brasil Operacao e Assessoria a Restaurantes SA	672,083	1,225
	Randon SAImplementos E Participacoes Preference Shares	476,688	1,221
	LOG Commercial Properties e Participacoes SA	222,765	1,210
	Vivara Participacoes SA	246,900	1,141
*	GRUPO DE MODA SOMA SA	505,400	1,128
	Movida Participacoes SA	348,300	1,079
*	Grupo SBF SA	220,400	1,056
	Mahle-Metal Leve SA	194,000	944
	BR Properties SA	546,406	902
*	Ambipar Participacoes e Empreendimentos SA	167,400	896
	CSHG Logistica FI Imobiliario	27,198	871
	JHSF Participacoes SA	686,500	863
*	Iochpe Maxion SA	342,744	859
	Marcopolo SA Preference Shares	1,739,532	836
	Smiles Fidelidade SA	206,300	814
	Camil Alimentos SA	414,100	763
*	Tupy SA	176,131	759
	Wiz Solucoes e Corretagem de Seguros SA	340,900	722
*	C&a Modas Ltda	280,600	636
	Enauta Participacoes SA	197,900	553
	Direcional Engenharia SA	206,894	488
	Even Construtora e Incorporadora SA	266,222	473
	Jereissati Participacoes SA	93,800	463
[2]	Ser Educacional SA	177,098	420
*	Instituto Hermes Pardini SA	119,400	413
			100,772
Canada (14.7%)
	First Quantum Minerals Ltd.	2,000,423	46,107
	Open Text Corp.	925,062	43,561
	WSP Global Inc.	395,548	41,072
[1]	Emera Inc.	827,182	37,599
	Kirkland Lake Gold Ltd.	975,377	36,241
	Algonquin Power & Utilities Corp.	2,060,362	33,240
	Kinross Gold Corp.	4,433,564	31,201
*	CAE Inc.	970,983	30,414
	CCL Industries Inc. Class B	510,215	28,961
	Lundin Mining Corp.	2,340,974	28,282
	TFI International Inc.	312,856	27,413
[1]	Canadian Apartment Properties REIT	589,727	26,215
	Ritchie Bros Auctioneers Inc.	381,439	24,264
*	Gildan Activewear Inc.	687,914	23,875
66

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Northland Power Inc.	689,554	23,753
	Pan American Silver Corp.	743,859	23,650
	Cameco Corp.	1,403,116	23,584
	West Fraser Timber Co. Ltd.	290,924	22,462
	Inter Pipeline Ltd.	1,521,301	22,179
	Toromont Industries Ltd.	273,171	21,780
	FirstService Corp.	129,604	21,053
	iA Financial Corp. Inc.	365,529	20,585
	TMX Group Ltd.	182,181	20,076
	Tourmaline Oil Corp.	906,820	19,565
*	Descartes Systems Group Inc.	301,304	19,275
[1]	RioCan REIT	1,117,366	19,108
	Element Fleet Management Corp.	1,558,349	19,081
*,1	Ballard Power Systems Inc.	854,280	18,654
[1]	Keyera Corp.	802,966	18,363
	Stantec Inc.	386,599	18,101
	B2Gold Corp.	3,688,439	17,765
	Empire Co. Ltd. Class A	563,453	17,722
	AltaGas Ltd.	943,159	17,625
	Parkland Corp.	530,012	17,024
	Onex Corp.	248,439	16,633
*,1	Aphria Inc.	1,069,621	16,430
	Yamana Gold Inc.	3,511,915	16,086
*	BlackBerry Ltd.	1,810,013	16,007
*	Lightspeed POS Inc.	223,864	15,632
	GFL Environmental Inc.	473,298	15,595
	Quebecor Inc. Class B	578,256	15,548
	ARC Resources Ltd.	2,470,933	15,539
	Finning International Inc.	586,638	15,268
[1]	Allied Properties REIT	431,110	14,959
	Boyd Group Services Inc.	75,339	13,993
	BRP Inc.	151,738	13,940
*	Ivanhoe Mines Ltd. Class A	1,975,056	13,931
	SNC-Lavalin Group Inc.	619,208	13,849
	Endeavour Mining Corp.	651,971	13,574
[1]	H&R REIT	1,034,436	12,817
	SSR Mining Inc.	803,801	12,759
*	Kinaxis Inc.	98,076	12,650
	Granite REIT	193,158	12,366
*	Air Canada Class A	603,093	12,154
	Capital Power Corp.	375,978	11,988
	Colliers International Group Inc.	108,902	11,787
	Brookfield Renewable Corp. Class A	276,574	11,464
	Alamos Gold Inc. Class A	1,425,575	11,424
[1]	First Capital REIT	789,597	11,377
	CI Financial Corp.	690,633	11,103
*,1	First Majestic Silver Corp.	724,219	10,971
	SmartCentres REIT	467,512	10,886
	Premium Brands Holdings Corp. Class A	109,462	10,648
	Primo Water Corp.	605,591	10,120
	TransAlta Corp.	1,016,408	9,989
	Stella-Jones Inc.	238,387	9,969
	Gibson Energy Inc.	542,728	9,913
	Boralex Inc. Class A	307,159	9,846
	Choice Properties REIT	854,259	9,688
	Linamar Corp.	160,076	9,381
	PrairieSky Royalty Ltd.	869,448	9,323
*	Parex Resources Inc.	480,912	9,058
	Atco Ltd. Class I	257,032	8,822
	Innergex Renewable Energy Inc.	496,157	8,477
	Methanex Corp.	230,758	8,426
67

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
[1]	Brookfield Infrastructure Corp. Class A	116,871	8,382
	Crescent Point Energy Corp.	2,026,326	7,995
	Whitecap Resources Inc.	1,823,580	7,982
*	Canada Goose Holdings Inc.	187,361	7,917
	Chartwell Retirement Residences	773,371	7,871
*	Novagold Resources Inc.	861,734	7,740
[1]	Osisko Gold Royalties Ltd.	622,632	7,517
	Centerra Gold Inc.	814,356	7,513
[1]	Superior Plus Corp.	612,173	7,481
	Cargojet Inc.	49,176	7,241
*	Great Canadian Gaming Corp.	200,233	7,225
*	Pretium Resources Inc.	686,925	7,215
	Enghouse Systems Ltd.	148,517	7,035
*	Equinox Gold Corp.	849,751	6,872
	Canadian Western Bank	249,233	6,854
*	Eldorado Gold Corp.	667,552	6,593
	Hudbay Minerals Inc.	881,687	6,585
*	ATS Automation Tooling Systems Inc.	272,369	6,570
*	Turquoise Hill Resources Ltd.	365,347	6,426
*	MEG Energy Corp.	1,123,809	6,208
[1]	TransAlta Renewables Inc.	379,422	6,010
*,1	Aurora Cannabis Inc.	663,868	5,914
*	Bombardier Inc. Class B	7,792,919	5,833
	ECN Capital Corp.	863,516	5,789
*	IAMGOLD Corp.	1,815,248	5,671
	Russel Metals Inc.	247,013	5,663
	Maple Leaf Foods Inc.	242,598	5,599
*,1	Cronos Group Inc.	685,259	5,592
*	Home Capital Group Inc. Class B	203,350	5,375
	Transcontinental Inc. Class A	273,386	5,178
	North West Co. Inc.	173,260	4,990
[1]	Cominar REIT	624,385	4,958
	NFI Group Inc.	211,554	4,745
*	Canfor Corp.	187,563	4,685
[1]	Enerplus Corp.	865,955	4,657
[1]	Boardwalk REIT	155,196	4,629
	Artis REIT	505,927	4,474
*	OceanaGold Corp.	2,621,658	4,372
	Dye & Durham Ltd.	123,561	4,291
	Laurentian Bank of Canada	121,348	4,200
*	Vermilion Energy Inc.	565,360	4,195
	Cascades Inc.	352,172	4,132
*	Torex Gold Resources Inc.	334,313	4,047
*	Celestica Inc.	453,473	3,778
	Mullen Group Ltd.	325,876	3,571
	Martinrea International Inc.	326,757	3,549
[1]	Dream Office REIT	193,104	3,320
	Winpak Ltd.	88,871	3,086
	Cogeco Communications Inc.	28,819	2,737
	Aecon Group Inc.	152,321	2,312
	First National Financial Corp.	45,007	1,888
[1]	Westshore Terminals Investment Corp.	110,540	1,804
*	Lightspeed POS Inc. (XTSE)	14,700	1,026
	GFL Environmental Inc. (XTSE)	11,088	365
			1,651,897
Chile (0.1%)
	SMU SA	14,692,686	2,109
	Vina Concha y Toro SA	1,097,238	1,916
	SONDA SA	2,650,988	1,682
*	Latam Airlines Group SA	851,125	1,551
	Inversiones Aguas Metropolitanas SA	1,324,705	1,020
68

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Ripley Corp. SA	2,758,809	881
	Salfacorp SA	862,272	603
	Inversiones La Construccion SA	86,747	582
	Besalco SA	646,152	432
			10,776
China (6.1%)
*,1,3	GCL-Poly Energy Holdings Ltd.	64,191,456	16,362
*,2	Akeso Inc.	1,808,000	12,364
*	Daqo New Energy Corp. ADR	136,010	10,947
*,2	Jiumaojiu International Holdings Ltd.	2,468,000	10,283
*	360 DigiTech Inc. ADR	391,407	10,024
*	21vianet Group Inc. ADR	343,991	9,601
*,2	Weimob Inc.	4,296,000	9,483
*	Chinasoft International Ltd.	7,814,304	8,753
*,2	Venus MedTech Hangzhou Inc. Class H	942,500	8,341
	China Meidong Auto Holdings Ltd.	1,590,000	7,929
*,1	Canadian Solar Inc.	166,079	6,849
	China Yongda Automobiles Services Holdings Ltd.	3,670,000	6,636
*	Baozun Inc. ADR	187,025	6,492
*,2	Hygeia Healthcare Holdings Co. Ltd.	824,600	6,462
*	XD Inc.	736,600	6,361
*,2	InnoCare Pharma Ltd.	1,951,000	6,168
*	Noah Holdings Ltd. ADR	138,629	6,107
*,1	Sihuan Pharmaceutical Holdings Group Ltd.	15,275,000	6,096
	Powerlong Real Estate Holdings Ltd.	5,632,000	5,921
	Greentown Service Group Co. Ltd.	3,664,000	5,825
	Ever Sunshine Lifestyle Services Group Ltd.	2,344,000	5,767
	China Education Group Holdings Ltd.	2,215,000	5,347
	China Overseas Property Holdings Ltd.	5,055,000	5,106
*,2	Peijia Medical Ltd.	1,386,000	5,071
*,1	Yeahka Ltd.	591,600	4,865
	Perennial Energy Holdings Ltd.	2,465,000	4,863
[1]	Tianneng Power International Ltd.	2,626,468	4,816
	China Grand Pharmaceutical and Healthcare Holdings Ltd. Class A	5,564,240	4,666
*,1,2	Zhou Hei Ya International Holdings Co. Ltd.	3,752,500	4,586
*,2	Alphamab Oncology	2,473,000	4,529
*	JinkoSolar Holding Co. Ltd. ADR	122,330	4,521
	Fu Shou Yuan International Group Ltd.	4,134,000	4,469
*	Lifetech Scientific Corp.	8,078,058	4,355
*,1	HUYA Inc. ADR	245,550	4,327
*,1	Kaisa Group Holdings Ltd.	9,946,000	4,317
[2]	China Yuhua Education Corp. Ltd.	4,338,000	4,112
*	COFCO Meat Holdings Ltd.	8,079,000	4,096
[2]	Hope Education Group Co. Ltd.	12,006,000	4,036
*	Ausnutria Dairy Corp. Ltd.	2,731,000	4,035
	China SCE Group Holdings Ltd.	8,405,000	3,933
	Xtep International Holdings Ltd.	4,401,379	3,839
	Dongyue Group Ltd.	4,385,000	3,819
*	Digital China Holdings Ltd.	4,971,588	3,717
	Lonking Holdings Ltd.	8,763,313	3,716
*	LexinFintech Holdings Ltd. ADR	403,398	3,667
	Hollysys Automation Technologies Ltd.	267,836	3,632
*	Niu Technologies ADR	96,799	3,616
	Q Technology Group Co. Ltd.	1,790,000	3,567
	SSY Group Ltd.	5,679,324	3,485
*	Tianli Education International Holdings Ltd.	4,177,000	3,460
	China Oriental Group Co. Ltd.	10,172,000	3,437
	Gemdale Properties & Investment Corp. Ltd.	24,006,000	3,368
	Sany Heavy Equipment International Holdings Co. Ltd.	2,720,000	3,295
*	DouYu International Holdings Ltd. ADR	354,523	3,230
	NetDragon Websoft Holdings Ltd.	1,136,590	3,177
69

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	1,862,831	3,175
*	Hainan Meilan International Airport Co. Ltd. Class H	741,000	3,136
	China Water Affairs Group Ltd.	3,779,600	3,065
	Xinyi Energy Holdings Ltd.	6,298,000	3,063
[2]	Genertec Universal Medical Group Co. Ltd.	3,597,809	2,992
	Zhenro Properties Group Ltd.	4,369,000	2,947
	Yuzhou Group Holdings Co. Ltd.	10,169,896	2,822
	Jinchuan Group International Resources Co. Ltd.	15,823,000	2,732
*	Sohu.com Ltd. ADR	144,086	2,719
*	Fufeng Group Ltd.	7,275,864	2,691
	Yuexiu REIT	5,315,207	2,673
*	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	4,185,339	2,670
	Greatview Aseptic Packaging Co. Ltd.	5,303,000	2,620
[2]	AK Medical Holdings Ltd.	1,642,000	2,551
*	Xiamen International Airport Co. Ltd. Class A	924,056	2,477
*	Guangxi Wuzhou Communications Co. Ltd. Class A	4,276,920	2,437
[1,2]	Viva Biotech Holdings	2,789,000	2,400
*	Rongsheng Petrochemical Co. Ltd. Class A	2,506,686	2,400
	Tong Ren Tang Technologies Co. Ltd. Class H	3,016,516	2,384
*	Hisense Home Appliances Group Co. Ltd. Class A	904,289	2,369
*	China Suntien Green Energy Corp. Ltd. Class H	6,088,762	2,334
[2]	Midea Real Estate Holding Ltd.	1,015,200	2,310
*	Skyworth Group Ltd.	6,936,710	2,267
*,2	Meitu Inc.	7,048,500	2,188
*	Hexing Electrical Co. Ltd. Class A	1,177,862	2,186
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	935,396	2,165
*	Western Region Gold Co. Ltd. Class A	1,082,467	2,090
*,2	Ascentage Pharma Group International	424,200	2,070
*,1,2	China Logistics Property Holdings Co. Ltd.	3,635,000	2,066
*,1,2	Koolearn Technology Holding Ltd.	1,062,000	2,042
*	Ronshine China Holdings Ltd.	2,915,000	2,034
	PAX Global Technology Ltd.	1,833,062	2,028
	Tiangong International Co. Ltd.	3,240,000	2,015
	China Overseas Grand Oceans Group Ltd.	3,158,500	2,012
	Fanhua Inc. ADR	149,667	1,998
[1]	Zhuguang Holdings Group Co. Ltd.	6,954,000	1,990
*,1	China Maple Leaf Educational Systems Ltd.	7,548,000	1,975
*	Hangzhou Steam Turbine Co. Ltd. Class B	1,270,850	1,972
	Powerlong Commercial Management Holdings Ltd.	500,000	1,960
*,3	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	1,252,640	1,887
	Joinn Laboratories China Co. Ltd. Class A	79,105	1,858
[1]	Comba Telecom Systems Holdings Ltd.	7,149,959	1,843
*	Sunflower Pharmaceutical Group Co. Ltd. Class A	743,066	1,836
[2]	China New Higher Education Group Ltd.	2,145,000	1,719
	Poly Property Group Co. Ltd.	5,989,000	1,709
*	Guangdong Provincial Expressway Development Co. Ltd. Class B	2,508,094	1,668
*	Xiamen Kingdomway Group Co. Class A	248,233	1,601
	Zhongyu Gas Holdings Ltd.	1,795,000	1,565
*	Hangzhou Silan Microelectronics Co. Ltd. Class A	269,600	1,494
*,1,2	CStone Pharmaceuticals	1,028,500	1,474
*	C&D International Investment Group Ltd.	737,000	1,471
	Ginlong Technologies Co. Ltd. Class A	46,400	1,468
*	China Modern Dairy Holdings Ltd.	5,767,000	1,449
[1]	Shoucheng Holdings Ltd.	6,295,246	1,433
*	Goldcard Smart Group Co. Ltd.	862,759	1,430
*,1	Kangji Medical Holdings Ltd.	845,000	1,407
	CIMC Enric Holdings Ltd.	1,616,000	1,401
	China BlueChemical Ltd. Class H	4,882,000	1,380
*,2	Archosaur Games Inc.	773,000	1,378
*	So-Young International Inc. ADR	144,511	1,367
[1]	E-House China Enterprise Holdings Ltd.	1,259,400	1,361
70

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Henan Shenhuo Coal & Power Co. Ltd. Class A	794,343	1,351
	China Resources Medical Holdings Co. Ltd.	1,549,291	1,345
*	Eastern Communications Co. Ltd. Class A	773,400	1,337
	Bank of Chongqing Co. Ltd. Class H	1,977,843	1,328
*	Bafang Electric Suzhou Co. Ltd. Class A	40,300	1,328
	China Kepei Education Group Ltd.	1,746,000	1,326
*	Wuxi Shangji Automation Co. Ltd. Class A	59,400	1,320
*,1,2	Maoyan Entertainment	641,000	1,273
*,1,2	Cathay Media And Education Group Inc.	1,582,000	1,273
*	TCL Electronics Holdings Ltd.	1,697,122	1,253
*	Hisense Home Appliances Group Co. Ltd. Class H	744,173	1,252
*	Huangshan Tourism Development Co. Ltd. Class B	1,661,215	1,243
	Times Neighborhood Holdings Ltd.	1,582,000	1,217
	China Tian Lun Gas Holdings Ltd.	1,198,400	1,210
[1,2]	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	1,295,830	1,201
	PharmaBlock Sciences Nanjing Inc. Class A	53,300	1,182
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	1,192,000	1,171
	China Dongxiang Group Co. Ltd.	8,905,000	1,170
*	China Machinery Engineering Corp. Class H	2,592,000	1,160
	Apeloa Pharmaceutical Co. Ltd. Class A	240,900	1,155
*	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	169,500	1,127
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	48,300	1,114
*	Yuexiu Transport Infrastructure Ltd.	1,810,000	1,112
	Central China Real Estate Ltd.	1,997,000	1,098
*	Sogou Inc. ADR	128,699	1,087
*	Youdao Inc. ADR	41,590	1,086
	JNBY Design Ltd.	557,000	1,073
[1]	China Tobacco International HK Co. Ltd.	469,000	1,068
*	Qingdao Haier Biomedical Co. Ltd. Class A	69,237	1,060
*	Sinocare Inc. Class A	182,300	1,047
*	Shanghai Haohai Biological Technology Co. Ltd. Class A	49,637	1,039
*	Shanxi Meijin Energy Co. Ltd. Class A	846,800	1,025
	Sinopec Kantons Holdings Ltd.	2,641,962	1,014
*	Tongdao Liepin Group	301,200	1,013
[1]	Zhongliang Holdings Group Co. Ltd.	1,509,000	1,009
*	China Zhongwang Holdings Ltd.	4,366,000	1,008
*	China Publishing & Media Co. Ltd. Class A	903,905	1,001
*	Hi Sun Technology China Ltd.	5,304,101	999
*	West China Cement Ltd.	5,597,200	993
	China Harmony New Energy Auto Holding Ltd.	1,992,500	973
	Skyfame Realty Holdings Ltd.	7,724,000	973
*	Zhejiang Cfmoto Power Co. Ltd. Class A	42,100	961
*,1,2	Shanghai Haohai Biological Technology Co. Ltd. Class H	104,100	958
*	Anhui Honglu Steel Construction Group Co. Ltd. Class A	111,900	957
	Concord New Energy Group Ltd.	13,210,000	951
*	Qianhe Condiment and Food Co. Ltd. Class A	187,044	948
*	China Zhenhua Group Science & Technology Co. Ltd. Class A	126,200	939
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	162,763	936
*	Ming Yang Smart Energy Group Ltd. Class A	343,000	935
*	Beijing United Information Technology Co. Ltd.	46,390	934
*	Estun Automation Co. Ltd. Class A (XSEC)	187,200	928
	China Foods Ltd.	2,228,000	928
*	Guizhou Space Appliance Co. Ltd. Class A	134,600	917
*	Xiamen Faratronic Co. Ltd. Class A	51,300	916
*	Hubei Feilihua Quartz Glass Co. Ltd. Class A	139,600	896
	Consun Pharmaceutical Group Ltd.	1,510,000	889
*,1,2	Redco Properties Group Ltd.	2,428,000	879
*	Beijing Enterprises Clean Energy Group Ltd.	60,540,000	875
*,1	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	648,000	863
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	91,400	857
*	Fantasia Holdings Group Co. Ltd.	6,546,000	840
71

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	LVGEM China Real Estate Investment Co. Ltd.	2,932,000	832
	Shanghai Jin Jiang Capital Co. Ltd. Class H	3,855,480	831
	Shanghai Liangxin Electrical Co. Ltd. Class A	211,640	830
*,2	Yixin Group Ltd.	2,417,000	830
*	Zhejiang HangKe Technology Inc. Co. Class A	74,463	827
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	45,300	816
*	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	229,900	795
	Shenzhen Sunlord Electronics Co. Ltd. Class A	148,900	784
*	Jiangsu Yoke Technology Co. Ltd. Class A	85,500	777
*	Sailun Group Co. Ltd. Class A	499,300	777
	Greenland Hong Kong Holdings Ltd.	2,228,000	775
*	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	253,750	769
*	SPIC Dongfang New Energy Corp. Class A	1,171,150	759
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	53,125	741
*	Vats Liquor Chain Store Management JSC Ltd.	128,600	739
	CGN New Energy Holdings Co. Ltd.	3,008,720	733
*	Lushang Health Industry Development Co. Ltd. Class A	294,800	731
*	Tongda Group Holdings Ltd.	9,762,346	715
	Wisdom Education International Holdings Co. Ltd.	1,416,000	715
*	Infore Environment Technology Group Co. Ltd. Class A	583,465	710
*	Yankershop Food Co. Ltd. Class A	34,500	710
*	CTS International Logistics Corp. Ltd. Class A	291,080	709
*	Chengtun Mining Group Co. Ltd. Class A	614,300	708
	China Lilang Ltd.	1,060,000	706
*	Chacha Food Co. Ltd. Class A	83,600	696
	China South City Holdings Ltd.	6,600,000	695
*	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	188,800	691
*	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	37,700	690
*	Aerospace CH UAV Co. Ltd.	238,286	688
*	Fujian Torch Electron Technology Co. Ltd. Class A	74,700	680
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	370,000	674
*	China High Speed Transmission Equipment Group Co. Ltd.	928,300	672
*	YongXing Special Materials Technology Co. Ltd. Class A	73,700	669
*	Shenzhen Chengxin Lithium Group Co. Ltd. Class A	163,200	668
*	Shanghai Tofflon Science & Technology Co. Ltd. Class A	137,800	663
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	284,600	662
	Xingda International Holdings Ltd.	2,488,000	659
*	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	69,600	657
*	Sanquan Food Co. Ltd. Class A	212,000	650
*	Shandong New Beiyang Information Technology Co. Ltd. Class A	461,500	648
*	CNHTC Jinan Truck Co. Ltd. Class A	124,100	646
*	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	873,300	641
*	Shenzhen Changhong Technology Co. Ltd. Class A	127,700	639
*	Jiangsu Shagang Co. Ltd. Class A	419,800	638
	Sinofert Holdings Ltd.	4,874,000	633
*	Gree Real Estate Co. Ltd. Class A	605,435	628
*	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	345,200	627
*	Tech-Bank Food Co. Ltd. Class A	286,784	627
*	Beijing Easpring Material Technology Co. Ltd. Class A	80,500	626
*	Tianshan Aluminum Group Co. Ltd. Class A	403,000	625
*	Sichuan Yahua Industrial Group Co. Ltd. Class A	196,900	615
*	Hainan Poly Pharm Co. Ltd. Class A	80,274	610
*	Grandblue Environment Co. Ltd. Class A	166,200	609
*	YanTai Shuangta Food Co. Ltd. Class A	301,100	606
*	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	88,000	604
*	Hangcha Group Co. Ltd. Class A	186,900	603
*	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	58,500	602
*	Beijing BDStar Navigation Co. Ltd. Class A	95,400	597
*	Zhende Medical Co. Ltd. Class A	72,925	594
[1,2]	China Everbright Greentech Ltd.	1,494,000	591
	CPMC Holdings Ltd.	1,042,000	590
72

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Guangdong Hongda Blasting Co. Ltd. Class A	137,100	588
*	Keshun Waterproof Technologies Co. Ltd. Class A	112,500	588
*	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	142,500	578
	China Shineway Pharmaceutical Group Ltd.	800,343	577
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	103,600	577
*	Zhongtian Financial Group Co. Ltd. Class A	1,348,400	576
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	135,450	573
*,1	BEST Inc. ADR	432,275	571
*	Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	803,580	571
*	Fangda Special Steel Technology Co. Ltd. Class A	399,492	564
*	COFCO Biotechnology Co. Ltd. Class A	397,500	557
	Chaowei Power Holdings Ltd.	1,534,563	556
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	169,200	547
	Hainan Strait Shipping Co. Ltd. Class A	532,050	539
*	MLS Co. Ltd. Class A	266,400	538
*	Amoy Diagnostics Co. Ltd. Class A	40,800	537
*	Red Avenue New Materials Group Co. Ltd. Class A	108,100	536
*	Harbin Electric Co. Ltd. Class H	1,809,813	530
*	Yantai Tayho Advanced Materials Co. Ltd. Class A	201,900	525
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,046,500	524
*	Wuhu Token Science Co. Ltd. Class A	449,510	524
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	1,439,500	524
*	Xianhe Co. Ltd. Class A	122,000	521
*	China Express Airlines Co. Ltd. Class A	220,500	519
*	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	121,200	519
*	Jinneng Science&Technology Co. Ltd. Class A	181,800	518
*	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	18,012	518
*	Riyue Heavy Industry Co. Ltd. Class A (XSHG)	116,900	517
*	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	185,633	515
*	Xi'an Triangle Defense Co. Ltd. Class A	114,800	510
*	Lu Thai Textile Co. Ltd. Class B	1,025,400	509
*	Shanghai Weaver Network Co. Ltd. Class A	39,240	509
*	INKON Life Technology Co. Ltd. Class A	141,100	508
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	54,500	507
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	176,900	506
*	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	340,500	505
*	Titan Wind Energy Suzhou Co. Ltd. Class A	383,500	504
*	Ningbo Orient Wires & Cables Co. Ltd. Class A	143,500	501
*	IReader Technology Co. Ltd. Class A	112,300	499
	China Merchants Land Ltd.	3,394,000	497
*	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	155,700	495
*	Quectel Wireless Solutions Co. Ltd. Class A	17,654	491
*	C&D Property Management Group Co. Ltd.	817,000	488
	Shanghai Industrial Urban Development Group Ltd.	4,728,000	486
*	Dazhong Transportation Group Co. Ltd. Class B	1,712,835	486
	Anhui Genuine New Materials Co. Ltd. Class A	88,800	484
*	Beijing Capital Land Ltd. Class H	3,597,000	481
*	Chengzhi Co. Ltd. Class A	231,000	481
*,1,2	Ascletis Pharma Inc.	1,252,000	477
	Longshine Technology Group Co. Ltd. Class A	188,350	477
*	China Minmetals Rare Earth Co. Ltd. Class A	181,300	475
*,1	Colour Life Services Group Co. Ltd.	1,118,000	474
*	Shenzhen Megmeet Electrical Co. Ltd. Class A	90,200	471
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	735,000	470
*	State Grid Information & Communication Co. Ltd. Class A	220,500	468
	Qingling Motors Co. Ltd. Class H	2,008,929	467
*	Haohua Chemical Science & Technology Co. Ltd. Class A	145,800	467
*	Anhui Jinhe Industrial Co. Ltd. Class A	92,600	467
*	Wuxi Taiji Industry Co. Ltd. Class A	389,800	467
*	Shenzhen Senior Technology Material Co. Ltd. Class A	98,400	466
*	Baozun Inc. Class A	39,881	464
73

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Victory Giant Technology Huizhou Co. Ltd. Class A	128,600	461
*	Beijing GeoEnviron Engineering & Technology Inc. Class A	145,800	460
*	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	41,000	457
*	ChemPartner PharmaTech Co. Ltd. Class A	204,900	454
*	Shanghai Chinafortune Co. Ltd. Class A	196,800	453
*	Guangzhou Restaurant Group Co. Ltd. Class A	74,400	451
*	Xinyu Iron & Steel Co. Ltd. Class A	444,363	449
*	Shanghai DZH Ltd. Class A	368,200	447
*,1	First Tractor Co. Ltd. Class H	912,954	443
*	Xinjiang Tianshan Cement Co. Ltd. Class A	193,700	436
	Beijing North Star Co. Ltd. Class H	2,368,000	435
*	Hubei Dinglong Co. Ltd. Class A	173,900	435
*	CGN Nuclear Technology Development Co. Ltd. Class A	252,324	434
*	Hangjin Technology Co. Ltd. Class A	127,700	431
*	Accelink Technologies Co. Ltd. Class A	125,000	428
*	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	189,000	427
*,1	Fullshare Holdings Ltd.	20,315,000	426
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	403,700	425
*	Xiamen Jihong Technology Co. Ltd. Class A	101,000	424
	Hebei Construction Group Corp. Ltd. Class H	1,248,000	423
	Shenzhen Desay Battery Technology Co. Class A	38,300	421
*	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	295,100	420
*	Shanghai Pret Composites Co. Ltd. Class A	155,720	417
*	Beijing Thunisoft Corp. Ltd. Class A	149,100	411
*	Chongqing Iron & Steel Co. Ltd. Class A	1,169,567	410
*	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	167,000	409
*	Sinofibers Technology Co. Ltd. Class A	73,700	404
*	FAWER Automotive Parts Co. Ltd. Class A	362,600	402
*	Xiamen Xiangyu Co. Ltd. Class A	399,900	401
*	Hangzhou Dptech Technologies Co. Ltd. Class A	73,667	398
*	Sino Wealth Electronic Ltd. Class A	51,820	396
*	Wuhan Jingce Electronic Group Co. Ltd. Class A	45,592	396
*	Yijiahe Technology Co. Ltd. Class A	28,000	395
*	Shanghai Wanye Enterprises Co. Ltd. Class A	178,600	395
*	Fibocom Wireless Inc. Class A	44,795	394
*	Hubei Xingfa Chemicals Group Co. Ltd. Class A	190,000	394
	Shenzhen Kedali Industry Co. Ltd. Class A	34,700	393
*	Nanjing Xinjiekou Department Store Co. Ltd. Class A	248,500	393
*	Edifier Technology Co. Ltd. Class A	160,900	392
	Jinko Power Technology Co. Ltd. Class A	465,400	391
*	Hunan Aihua Group Co. Ltd. Class A	86,843	390
*,3	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	104,500	389
*	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	275,200	387
*	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	169,500	386
*	Shanghai Haixin Group Co. Class B	1,171,800	384
*	First Tractor Co. Ltd. Class A	209,000	383
*	Goldenmax International Technology Ltd. Class A	166,100	381
*	Guangzhou Shangpin Home Collection Co. Ltd. Class A	32,700	380
*	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	89,300	380
	Guangdong Tapai Group Co. Ltd. Class A	219,928	379
	Foran Energy Group Co. Ltd. Class A	255,510	376
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	169,403	374
*	Shanxi Coking Co. Ltd. Class A	374,790	372
	Monalisa Group Co. Ltd. Class A	70,100	372
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	238,200	371
	Shandong Longda Meat Foodstuff Co. Ltd. Class A	203,600	370
*	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	35,340	369
*	Chow Tai Seng Jewellery Co. Ltd. Class A	77,500	369
*	Shenzhen Sunline Tech Co. Ltd. Class A	133,900	367
*	Visionox Technology Inc. Class A	252,200	366
*	Bohai Leasing Co. Ltd. Class A	1,140,100	364
74

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Zhejiang Meida Industrial Co. Ltd. Class A	107,000	362
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	337,400	360
	Lier Chemical Co. Ltd. Class A	97,100	359
*	Wellhope Foods Co. Ltd. Class A	211,000	359
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	969,900	356
*	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	411,004	354
*	Orient Group Inc. Class A	685,200	353
*	Jiangsu Provincial Agricultural Reclamation and Development Corp.	223,100	352
*	Chengdu Leejun Industrial Co. Ltd. Class A	253,100	352
*	Shaanxi Construction Machinery Co. Ltd. Class A	184,500	351
*	B-Soft Co. Ltd. Class A	221,100	350
*	Bethel Automotive Safety Systems Co. Ltd. Class A	75,600	350
*	EIT Environmental Development Group Co. Ltd. Class A	27,098	350
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	756,400	349
*	IKD Co. Ltd. Class A	158,100	349
*	Roshow Technology Co. Ltd. Class A	331,100	349
*	Sonoscape Medical Corp. Class A	74,800	348
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	234,400	347
*	Inspur International Ltd.	1,061,203	346
*	Shanghai Belling Co. Ltd. Class A	129,800	345
	Luoniushan Co. Ltd. Class A	268,600	344
*	Shandong Xiantan Co. Ltd. Class A	215,400	344
*	Wondershare Technology Group Co. Ltd. Class A	54,700	344
*	Yusys Technologies Co. Ltd. Class A	76,300	342
*	Shenzhen World Union Group Inc. Class A	375,300	340
*	Beijing Strong Biotechnologies Inc. Class A	108,000	340
*	Riyue Heavy Industry Co. Ltd. Class A	76,900	340
*	Haoxiangni Health Food Co. Ltd. Class A	187,300	340
	Shengda Resources Co. Ltd. Class A	162,000	339
	Edan Instruments Inc. Class A	122,400	339
*	SGIS Songshan Co. Ltd. Class A	439,300	338
*	INESA Intelligent Tech Inc. Class B	769,006	337
*	Zhuhai Bojay Electronics Co. Ltd. Class A	27,100	337
*	Renhe Pharmacy Co. Ltd. Class A	236,300	332
*	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	115,700	332
*	Tongyu Heavy Industry Co. Ltd. Class A	718,300	332
*	Shenzhen Tagen Group Co. Ltd. Class A	346,200	331
	Nantong Jianghai Capacitor Co. Ltd. Class A	155,900	331
*	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	72,733	331
*	China Fangda Group Co. Ltd. Class B	890,200	330
*	Dongjiang Environmental Co. Ltd. Class A	279,800	330
	Aotecar New Energy Technology Co. Ltd. Class A	579,100	330
*	Fujian Green Pine Co. Ltd. Class A	95,400	327
*	Eoptolink Technology Inc. Ltd Class A	54,720	326
*	Risen Energy Co. Ltd. Class A	166,400	325
*	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	15,100	325
*	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	156,000	322
*	Sai Micro Electronics Inc. Class A	106,000	322
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	99,900	322
*	Guangzhou Zhiguang Electric Co. Ltd. Class A	229,100	319
*	Chengdu Wintrue Holding Co. Ltd. Class A	204,900	318
*	Shenzhen Leaguer Co. Ltd. Class A	223,000	317
*	Sino-Platinum Metals Co. Ltd. Class A	81,100	317
*	Guangdong Hybribio Biotech Co. Ltd. Class A	51,600	317
*	PCI Technology Group Co. Ltd. Class A	324,200	316
*	COFCO Capital Holdings Co. Ltd. Class A	239,800	316
*	Hebei Chengde Lolo Co. Class A	301,760	315
	Digital China Group Co. Ltd. Class A	121,000	315
*	Biem.L.Fdlkk Garment Co. Ltd. Class A	94,880	314
*	Fujian Star-net Communication Co. Ltd. Class A	108,000	313
*	Wasu Media Holding Co. Ltd. Class A	263,700	313
75

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Ningbo Huaxiang Electronic Co. Ltd. Class A	116,000	310
*	Shanghai East China Computer Co. Ltd. Class A	77,500	309
*	Beibuwan Port Co. Ltd. Class A	223,699	308
*	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	158,420	308
*	Wuhan DR Laser Technology Corp. Ltd. Class A	17,400	308
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	261,700	308
*	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	197,900	307
*	Cangzhou Mingzhu Plastic Co. Ltd. Class A	435,980	307
*	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	246,400	305
*	Electric Connector Technology Co. Ltd. Class A	46,200	303
*	China Tianying Inc. Class A	469,700	302
*	Jiangxi Wannianqing Cement Co. Ltd. Class A	147,600	302
*	China CYTS Tours Holding Co. Ltd. Class A	161,800	300
*	ZheJiang Dali Technology Co. Ltd. Class A	84,100	299
*	Shenzhen Yinghe Technology Co. Ltd. Class A	114,025	296
*	Northeast Pharmaceutical Group Co. Ltd. Class A	383,065	296
*	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	53,800	295
*	Chengdu CORPRO Technology Co. Ltd. Class A	122,500	294
*	Konka Group Co. Ltd. Class A	295,400	293
*	Bear Electric Appliance Co. Ltd. Class A	25,700	289
*	Guangdong Advertising Group Co. Ltd. Class A	383,500	289
*	Zhejiang Jinke Culture Industry Co. Ltd. Class A	583,800	288
*	Tianjin Guangyu Development Co. Ltd. Class A	343,900	288
*	Gansu Qilianshan Cement Group Co. Ltd. Class A	142,500	288
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	111,100	287
*	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	82,100	287
	Shanghai AtHub Co. Ltd. Class A	60,200	286
*	Jiangsu Guotai International Group Co. Ltd. Class A	284,200	285
*	Beijing Tongtech Co. Ltd. Class A	51,100	283
*	Eastern Communications Co. Ltd. Class B	629,750	282
*	Zhongfu Information Inc. Class A	50,100	282
*,3	CT Environmental Group Ltd.	6,439,760	282
*	Grinm Advanced Materials Co. Ltd. Class A	156,900	281
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	495,800	280
*	Jilin Electric Power Co. Ltd. Class A	389,564	277
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	181,610	276
*	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	150,700	275
*	Sichuan Shuangma Cement Co. Ltd. Class A	138,100	274
*	Gansu Shangfeng Cement Co. Ltd. Class A	91,600	273
*	Markor International Home Furnishings Co. Ltd. Class A	328,810	272
*	DeHua TB New Decoration Materials Co. Ltd. Class A	170,900	271
*	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	341,400	270
*	Berry Genomics Co. Ltd. Class A	58,700	269
*	Shenzhen Comix Group Co. Ltd. Class A	134,500	265
*	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	71,500	265
*	China Tungsten And Hightech Materials Co. Ltd. Class A	198,500	265
*	Shenzhen Kstar Science And Technology Co. Ltd. Class A	133,100	264
*	Kehua Data Co. Ltd. Class A	100,900	264
*	Henan Zhongyuan Expressway Co. Ltd. Class A	498,600	263
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class T	313,743	262
	CQ Pharmaceutical Holding Co. Ltd. Class A	310,300	261
*	5I5J Holding Group Co. Ltd. Class A	434,300	259
*	YGSOFT Inc. Class A	201,090	257
*	Sunward Intelligent Equipment Co. Ltd. Class A	200,700	257
*	Zhejiang Narada Power Source Co. Ltd. Class A	156,300	256
*	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	134,200	256
*	Beijing Ctrowell Technology Corp. Ltd. Class A	181,800	255
*	China CAMC Engineering Co. Ltd. Class A	241,200	254
	Jiuzhitang Co. Ltd. Class A	188,800	253
*	Huafu Fashion Co. Ltd. Class A	279,200	252
*	Guangdong Great River Smarter Logistics Co. Ltd. Class A	95,700	251
76

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	263 Network Communications Co. Ltd. Class A	362,100	250
*	Shanghai Kehua Bio-Engineering Co. Ltd. Class A	92,900	250
*	Wuhan Department Store Group Co. Ltd. Class A	142,205	249
*	Guangdong Topstar Technology Co. Ltd. Class A	48,700	249
*	Xinjiang Communications Construction Group Co. Ltd. Class A	150,600	249
*	Dazhong Transportation Group Co. Ltd Class A	460,400	249
*	Three's Co. Media Group Co. Ltd. Class A	13,500	246
*	Shanghai Yaoji Technology Co. Ltd. Class A	73,800	243
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	291,200	243
	Xi'an Tian He Defense Technology Co. Ltd. Class A	128,800	242
*	Suzhou TFC Optical Communication Co. Ltd. Class A	36,800	242
*	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	309,928	241
*	Chongqing Zaisheng Technology Corp. Ltd. Class A	130,700	241
*	Hongli Zhihui Group Co. Ltd. Class A	150,800	241
*	DBG Technology Co. Ltd. Class A	143,060	240
*	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	57,100	239
*	Guocheng Mining Co. Ltd. Class A	169,275	238
*	Shenzhen Laibao Hi-tech Co. Ltd. Class A	128,700	237
*	Loncin Motor Co. Ltd. Class A	457,700	237
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	147,400	236
*	Hubei Kaile Science & Technology Co. Ltd. Class A	185,820	236
*	Talkweb Information System Co. Ltd. Class A	239,700	236
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	239,600	234
*	Wuhan Fingu Electronic Technology Co. Ltd. Class A	125,160	234
*	Shanghai Kinetic Medical Co. Ltd. Class A	133,548	231
*	Mayinglong Pharmaceutical Group Co. Ltd. Class A	77,400	231
*	Shandong Shanda WIT Science & Tech Co. Ltd. Class A	51,100	231
*	CSSC Science & Technology Co. Ltd. Class A	136,700	230
*	Xinhuanet Co. Ltd. Class A	84,900	230
*	Konfoong Materials International Co. Ltd. Class A	36,700	229
*	Anhui Tatfook Technology Co. Ltd. Class A	166,884	229
*	Unilumin Group Co. Ltd. Class A	182,800	228
*	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	65,160	228
*	Beijing Bohui Innovation Biotechnology Co. Ltd. Class A	178,800	225
*	Black Peony Group Co. Ltd. Class A	228,740	224
*	Shandong Airlines Co. Ltd. Class B	321,241	223
*	Chongqing Zongshen Power Machinery Co. Ltd. Class A	211,800	223
*	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	133,700	223
*	YaGuang Technology Group Co. Ltd. Class A	185,700	223
*	Chongqing Iron & Steel Co. Ltd. Class H	903,500	221
*	Shang Gong Group Co. Ltd. Class B	615,100	221
*	Sichuan Haite High-tech Co. Ltd. Class A	139,700	221
*	Better Life Commercial Chain Share Co. Ltd. Class A	188,900	221
*	City Development Environment Co. Ltd. Class A	139,720	221
	Hangxiao Steel Structure Co. Ltd. Class A	390,200	220
	Guangdong Aofei Data Technology Co. Ltd. Class A	83,700	220
*	Shanghai Maling Aquarius Co. Ltd. Class A	173,700	219
*	Shanghai Phichem Material Co. Ltd. Class A	95,200	217
*	Jiangsu Hoperun Software Co. Ltd. Class A	146,900	216
*	Sunsea AIoT Technology Co. Ltd. Class A	137,900	216
*	Shandong Dawn Polymer Co. Ltd. Class A	73,500	216
	Dare Power Dekor Home Co. Ltd. Class A	101,400	215
*	Nanjing Yunhai Special Metals Co. Ltd. Class A	124,200	215
*	Long Yuan Construction Group Co. Ltd. Class A	283,500	215
	Canny Elevator Co. Ltd. Class A	145,500	214
[2]	Impro Precision Industries Ltd.	791,000	211
*	China High Speed Railway Technology Co. Ltd. Class A	610,400	211
*	Beken Corp. Class A	22,300	211
*	China Bester Group Telecom Co. Ltd. Class A	119,400	211
*	Fujian Torch Electron Technology Co. Ltd. Class A (XSSC)	23,200	211
*	Sichuan Jiuzhou Electric Co. Ltd. Class A	223,155	211
77

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Chengdu Hongqi Chain Co. Ltd. Class A	222,600	209
*	Shenzhen FRD Science & Technology Co. Ltd.	93,643	209
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	129,800	209
*	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	224,700	208
	Shenzhen Properties & Resources Development Group Ltd. Class A	115,100	207
*	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	149,800	203
	Bestsun Energy Co. Ltd. Class A	271,860	203
*	KPC Pharmaceuticals Inc. Class A	141,300	203
*	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	96,600	201
*	Advanced Technology & Materials Co. Ltd. Class A	181,700	200
*	CSG Smart Science&Technology Co. Ltd. Class A	130,700	200
*	Beijing SuperMap Software Co. Ltd. Class A	81,900	200
*	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	48,400	200
*	Feitian Technologies Co. Ltd. Class A	80,800	199
*	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	185,500	199
*	Shinva Medical Instrument Co. Ltd. Class A	77,600	199
*	Streamax Technology Co. Ltd. Class A	33,800	199
*	GCI Science & Technology Co. Ltd. Class A	104,700	198
*	Beijing Compass Technology Development Co. Ltd. Class A	44,400	198
*	China Harzone Industry Corp. Ltd. Class A	154,900	197
*	China Publishing & Media Co. Ltd. Class A (XSHG)	178,100	197
*	Shenzhen Anche Technologies Co. Ltd. Class A	38,200	197
*	Telling Telecommunication Holding Co. Ltd. Class A	184,200	196
*	CITIC Press Corp. Class A	30,300	196
*	Shenzhen Sinovatio Technology Co. Ltd. Class A	31,987	195
*	Anhui Construction Engineering Group Co. Ltd. Class A	313,200	195
*	Kunming Yunnei Power Co. Ltd. Class A	364,400	194
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	277,500	193
	Suzhou Good-Ark Electronics Co. Ltd. Class A	129,900	192
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	72,400	192
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	94,300	192
*	Tangrenshen Group Co. Ltd. Class A	171,600	191
	China Aluminum International Engineering Corp. Ltd. Class A	392,600	191
*	Shenzhen Das Intellitech Co. Ltd. Class A	350,600	190
*	Zhejiang Jingu Co. Ltd. Class A	185,200	190
*	Yonggao Co. Ltd. Class A	179,800	190
*	Xinjiang Xintai Natural Gas Co. Ltd. Class A	56,500	189
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	423,700	189
*	Longhua Technology Group Luoyang Co. Ltd. Class A	200,700	188
*	Zhongyuan Environment-Protection Co. Ltd. Class A	187,200	187
*	China Union Holdings Ltd. Class A	324,100	186
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	147,897	183
*	Wuxi Boton Technology Co. Ltd. Class A	71,700	183
*	Changzhou Qianhong Biopharma Co. Ltd. Class A	278,400	183
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	117,400	182
*	Shanghai Runda Medical Technology Co. Ltd. Class A	98,600	182
*	Beijing VRV Software Corp. Ltd. Class A	267,300	181
*	Shenzhen Microgate Technology Co. Ltd. Class A	134,500	181
	Gohigh Data Networks Technology Co. Ltd. Class A	197,600	181
*	Changying Xinzhi Technology Co. Ltd. Class A	87,200	180
*	Xiwang Foodstuffs Co. Ltd. Class A	235,100	180
*	Tibet Tianlu Co. Ltd. Class A	164,500	179
*	Shenzhen Ysstech Info-tech Co. Ltd. Class A	132,800	179
*	Zhonghang Electronic Measuring Instruments Co. Ltd. Class A	90,500	179
*	Changchun Faway Automobile Components Co. Ltd. Class A	117,260	179
*	UTour Group Co. Ltd. Class A	200,300	179
*	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	70,880	178
*	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A	115,900	177
*	Zhejiang Communications Technology Co. Ltd.	210,200	177
*	Vatti Corp. Ltd. Class A	157,100	176
*	Dashang Co. Ltd. Class A	54,200	176
78

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Baosheng Science and Technology Innovation Co. Ltd. Class A	266,605	172
*	Xiangxue Pharmaceutical Co. Ltd. Class A	145,100	172
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	140,600	171
	Maoye Commercial Co. Ltd. Class A	311,024	171
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	150,900	171
*	Hainan Ruize New Building Material Co. Ltd. Class A	209,400	170
	Guizhou Gas Group Corp. Ltd. Class A	120,600	170
*	Beijing Wanji Technology Co. Ltd. Class A	35,700	170
*	Henan Yuguang Gold & Lead Co. Ltd. Class A	199,800	170
*	Shenzhen Gongjin Electronics Co. Ltd. Class A	126,600	169
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	196,900	169
*	Tianjin Teda Co. Ltd. Class A	264,400	168
*	ZJBC Information Technology Co. Ltd. Class A	181,580	168
*	Dongjiang Environmental Co. Ltd. Class H	282,200	167
*	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	84,700	167
*	Guangdong Goworld Co. Ltd. Class A	102,900	167
*	Guomai Technologies Inc. Class A	182,500	166
*	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	310,700	165
*	MYS Group Co. Ltd. Class A	293,300	163
*	Shenzhen SDG Information Co. Ltd. Class A	149,300	163
*	Shenzhen Glory Medical Co. Ltd. Class A	178,916	163
*	Sino GeoPhysical Co. Ltd. Class A	61,300	162
*	Zhejiang Hangmin Co. Ltd. Class A	191,400	161
*	Beijing eGOVA Co. Ltd. Class A	105,500	161
*	Shenzhen Deren Electronic Co. Ltd. Class A	103,100	161
*	Shanxi Blue Flame Holding Co. Ltd. Class A	172,700	160
*	Beijing North Star Co. Ltd. Class A	456,600	160
*	Hand Enterprise Solutions Co. Ltd. Class A	160,100	159
*	Client Service International Inc. Class A	54,500	158
	Global Infotech Co. Ltd. Class A	80,900	158
*	Guangdong Shaoneng Group Co. Ltd. Class A	192,900	157
*	Enjoyor Co. Ltd. Class A	126,100	157
*	Innuovo Technology Co. Ltd. Class A	200,600	157
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	27,800	157
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	129,300	156
*	Guangdong Highsun Group Co. Ltd. Class A	458,000	156
*	Beijing Watertek Information Technology Co. Ltd. Class A	323,600	155
*	Jiangsu Huaxicun Co. Ltd. Class A	159,800	154
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	94,100	154
*	Fuan Pharmaceutical Group Co. Ltd. Class A	228,100	154
*	Sumavision Technologies Co. Ltd. Class A	260,100	153
*	Everbright Jiabao Co. Ltd. Class A	328,400	153
*	Foshan Nationstar Optoelectronics Co. Ltd. Class A	112,900	152
*	JSTI Group Class A	176,900	151
*	Beijing Global Safety Technology Co. Ltd. Class A	42,900	151
*	Shenzhen Center Power Tech Co. Ltd. Class A	65,000	150
*	CCS Supply Chain Management Co. Ltd. Class A	165,200	149
*	Changshu Tianyin Electromechanical Co. Ltd. Class A	94,100	149
*	Anhui Korrun Co. Ltd. Class A	41,500	146
*,1	Qutoutiao Inc. ADR	62,869	145
*	Focused Photonics Hangzhou Inc. Class A	84,000	145
*	Hwa Create Co. Ltd. Class A	110,500	145
*	Merit Interactive Co. Ltd. Class A	73,500	145
*	Beijing Philisense Technology Co. Ltd. Class A	256,300	143
*	Nanfang Zhongjin Environment Co. Ltd. Class A	342,400	143
*	Toyou Feiji Electronics Co. Ltd. Class A	104,200	143
*	Tongding Interconnection Information Co. Ltd. Class A	244,200	141
*	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	55,920	141
*	Myhome Real Estate Development Group Co. Ltd. Class A	505,400	140
*	Beijing Forever Technology Co. Ltd. Class A	115,300	140
*	Chongqing Dima Industry Co. Ltd. Class A	333,700	140
79

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Jiangnan Mould and Plastic Technology Co. Ltd. Class A	175,800	139
*	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	34,700	137
*	Vtron Group Co. Ltd. Class A	195,000	134
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A	58,200	132
*	Hengbao Co. Ltd. Class A	150,500	131
*	Sou Yu Te Group Co. Ltd. Class A	515,300	130
*	Zhejiang Firstar Panel Technology Co. Ltd. Class A	171,200	130
*	Kingsignal Technology Co. Ltd. Class A	125,443	130
*	Jiangsu Gian Technology Co. Ltd. Class A	22,200	129
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	142,900	126
*	Hangzhou Zhongheng Electric Co. Ltd. Class A	98,508	126
	Tungkong Inc. Class A	104,800	125
*	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	67,900	125
*	Shenzhen Tellus Holding Co. Ltd. Class A	56,300	124
*	Wuhan P&S Information Technology Co. Ltd. Class A	214,600	124
*	Beijing WKW Automotive Parts Co. Ltd. Class A	234,900	123
*	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	82,700	121
*	Jinyuan EP Co. Ltd. Class A	114,452	121
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A	270,400	120
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	86,500	118
*	China Dive Corp. Ltd. Class A	37,800	118
*	Macrolink Culturaltainment Development Co. Ltd. Class A	318,100	117
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	73,700	117
*	Wutong Holding Group Co. Ltd. Class A	230,500	113
*	Inspur Software Co. Ltd. Class A	60,100	113
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	231,000	111
*	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	46,800	108
*	Tongyu Communication Inc. Class A	46,600	107
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	200,300	104
*	Shanghai Shenda Co. Ltd. Class A	165,300	104
*,3	Boshiwa International Ltd.	469,000	101
*	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	74,500	98
*	Fujian Cement Inc. Class A	87,200	98
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	134,600	92
*	Julong Co. Ltd. Class A	115,300	88
	Misho Ecology & Landscape Co. Ltd. Class A	120,400	80
*,3	HY Energy Group Co. Ltd. Class A	91,800	80
*	Grand Baoxin Auto Group Ltd.	743,859	76
*	China Animal Healthcare Ltd.	1,003,918	70
*,3	China Lumena New Materials Corp.	98,750	64
*,1,3	China Fishery Group Ltd.	1,088,512	62
*	Guangxi Wuzhou Communications Co. Ltd. Class A (XSHG)	92,560	53
*,3	Real Gold Mining Ltd.	239,476	26
*	Chongqing Zaisheng Technology Corp. Ltd. Class A (XSSC)	9,800	18
*,1,3	Midas Holdings Ltd.	2,619,447	—
*,3	China Hongxing Sports Ltd.	831,000	—
*,3	China High Precision Automation Group Ltd.	401,000	—
*,3	Shenglong Pv Tech Investment	44,660	—
			681,080
Colombia (0.0%)
	Banco Davivienda SA Preference Shares	308,547	2,409
Czech Republic (0.0%)
	Philip Morris CR AS	1,162	787
Denmark (1.3%)
	Royal Unibrew A/S	173,697	21,217
[2]	Netcompany Group A/S	122,435	12,769
*	ISS A/S	614,880	11,659
	Ringkjoebing Landbobank A/S	102,552	10,425
*	ALK-Abello A/S	24,064	10,421
80

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Jyske Bank A/S (Registered)	196,559	9,573
*	Bavarian Nordic A/S	206,429	9,455
	FLSmidth & Co. A/S	188,009	7,411
	Topdanmark AS	148,476	7,220
*	NKT A/S	168,938	6,989
	Sydbank AS	227,191	6,773
*	Dfds A/S	103,401	6,097
*	Zealand Pharma A/S	155,615	5,120
	Schouw & Co. A/S	44,905	4,795
[2]	Scandinavian Tobacco Group A/S Class A	250,828	4,568
*	Drilling Co. of 1972 A/S	90,550	3,789
	Spar Nord Bank A/S	309,708	3,428
	Chemometec A/S	31,079	3,376
*	Nilfisk Holding A/S	87,292	2,594
	D/S Norden A/S	89,856	2,317
	Alm Brand A/S	162,084	1,843
			151,839
Egypt (0.1%)
	Orascom Construction plc (XCAI)	362,131	1,964
*	Egyptian Financial Group-Hermes Holding Co.	1,806,701	1,619
	Medinet Nasr Housing	6,317,916	1,364
	Six of October Development & Investment	653,981	705
	Palm Hills Developments SAE	3,865,476	395
*	Pioneers Holding for Financial Investments SAE	1,471,802	365
*	Alexandria Mineral Oils Co.	1,663,216	317
	Heliopolis Housing	991,366	293
	Oriental Weavers	692,082	266
			7,288
Finland (1.1%)
	Valmet Oyj	474,861	19,834
*	Konecranes Oyj Class A	268,383	12,353
	Cargotec Oyj Class B	178,101	10,314
*	TietoEVRY Oyj (XHEL)	281,363	9,744
	Metsa Board Oyj	668,578	8,506
*	QT Group Oyj	67,619	8,000
*	Outokumpu Oyj	1,189,621	7,731
	Uponor Oyj	211,839	6,168
	Revenio Group Oyj	77,835	5,588
*	Kemira Oyj	340,584	5,563
	Neles Oyj	360,112	5,240
*	Sanoma Oyj	289,782	5,031
	YIT Oyj	627,631	3,888
*	Citycon Oyj	316,023	2,775
*,2	Terveystalo Oyj	193,634	2,770
*	TietoEVRY Oyj	56,975	1,982
	Raisio Oyj Class V	298,399	1,468
*,1	Finnair Oyj	1,621,895	1,406
	F-Secure Oyj	260,874	1,242
	Oriola Oyj Class B	332,211	761
*	Ahlstrom-Munksjo Oyj	29,401	627
			120,991
France (2.1%)
*	Elis SA (XPAR)	812,681	14,544
	Alten SA	103,545	12,964
	SPIE SA	463,377	11,713
*	Lagardere SCA	418,857	11,274
	SES SA	1,394,849	10,574
	Sopra Steria Group SACA	52,924	9,850
	Korian SA	233,215	9,338
	Nexans SA	112,689	9,255
81

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Nexity SA	163,323	8,851
*	Eutelsat Communications SA	685,607	8,675
	Gaztransport Et Technigaz SA	81,635	6,968
	Societe BIC SA	93,223	6,588
	IPSOS	155,543	6,473
*,1	Air France-KLM	1,026,283	5,724
	Metropole Television SA	257,547	5,723
	Trigano SA	30,610	5,469
*	Virbac SA	16,640	5,401
*	Fnac Darty SA	72,738	5,130
[2]	Maisons du Monde SA	189,589	4,609
	Coface SA	362,999	4,422
	Television Francaise 1	442,061	4,362
[2]	Verallia SA	98,704	3,996
*	Quadient SA	141,037	3,855
[1]	Mercialys SA	300,206	3,841
*,1	Solutions 30 SE	278,835	3,835
*	CGG SA	3,043,728	3,531
	Vicat SA	65,344	3,284
	Interparfums SA	38,178	2,639
	Rothschild & Co.	73,578	2,617
	Albioma SA (XPAR)	57,661	2,610
*	Albioma SA	55,888	2,530
*	Voltalia SA (Registered)	85,388	2,424
*,2	Elior Group SA	291,988	2,419
*	Derichebourg SA	280,856	2,362
*	Tarkett SA	95,160	2,294
*	Robertet SA	1,830	2,156
*	PEUGEOT Investment	13,857	1,870
	Carmila SA	103,823	1,743
*	Eramet SA	23,106	1,664
	LISI	45,531	1,471
	Financiere de L'Odet SA	1,204	1,445
*,2	X-Fab Silicon Foundries SE	140,387	1,361
	Mersen SA	38,285	1,328
*	Beneteau SA	96,053	1,271
*	Pharmagest Interactive	9,823	1,170
	Vilmorin & Cie SA	16,113	1,130
*	Manitou BF SA	32,920	1,104
	Bonduelle SCA	37,471	990
*,1	Akka Technologies	31,654	905
	AKWEL	21,631	864
	Jacquet Metals SACA	32,616	786
*,1	Vallourec SA	20,025	651
*	GL Events	33,624	628
*	Guerbet	14,187	575
*,2	SMCP SA	65,563	534
*	Rallye SA	60,687	528
	Boiron SA	8,023	374
*	Etablissements Maurel et Prom SA	144,083	333
	Union Financiere de France BQE SA	9,590	212
*,2	Neoen SA (XPAR)	3,919	179
*	Bourbon SA	28,437	126
*,1,3	Bourbon Corp.	12,121	54
			235,596
Germany (3.6%)
*	Dialog Semiconductor plc	257,002	20,134
*	TAG Immobilien AG	445,158	13,767
	alstria office REIT-AG	670,497	12,005
	Gerresheimer AG	110,743	11,911
*	MorphoSys AG	119,789	11,310
82

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Freenet AG	465,122	11,310
	Aurubis AG	126,720	10,893
	Grand City Properties SA	362,315	9,742
[1]	HUGO BOSS AG	208,458	9,615
[2]	Befesa SA	135,575	9,484
	Siltronic AG (XETR)	56,138	9,460
	Jungheinrich AG Preference Shares	178,869	9,358
*	Hypoport SE	14,880	8,967
[2]	ADLER Group SA	288,694	8,527
	CompuGroup Medical SE & Co. KGaA	92,784	8,492
	CANCOM SE	134,754	8,319
*	AIXTRON SE	389,224	8,303
*	K+S AG (Registered)	727,158	8,068
*	zooplus AG	24,640	7,791
[1]	Software AG	178,801	7,745
	Duerr AG	181,951	7,625
	Stroeer SE & Co. KGaA	89,430	7,621
*	Nordex SE	261,903	7,562
	Stabilus SA	92,685	7,237
*,1	Encavis AG	368,954	7,086
	Norma Group SE	123,721	6,905
	Sixt SE Preference Shares	77,265	6,374
	Aareal Bank AG	226,191	6,357
	Jenoptik AG	193,117	5,908
*,2	Shop Apotheke Europe NV	26,996	5,563
[2]	Deutsche Pfandbriefbank AG	481,302	5,540
*,1	Global Fashion Group SA	347,833	5,459
[1]	S&T AG	193,584	5,255
*	Sixt SE	37,195	5,160
	Deutsche EuroShop AG	202,529	4,675
	Krones AG	53,636	4,671
	Pfeiffer Vacuum Technology AG	23,362	4,538
	PATRIZIA AG	163,790	4,481
	Bilfinger SE	118,569	4,431
*	Kloeckner & Co. SE	326,653	4,428
*	CECONOMY AG	701,753	4,111
	Dermapharm Holding SE	46,070	4,027
*	Deutz AG	495,002	4,018
	Suedzucker AG	242,164	3,965
	New Work SE	12,915	3,920
	STRATEC SE	27,176	3,848
[1]	GRENKE AG	87,999	3,571
*	Salzgitter AG	110,258	3,507
	KWS Saat SE & Co. KGaA	38,735	3,442
	Indus Holding AG	81,593	3,392
	VERBIO Vereinigte BioEnergie AG	64,381	3,247
	Schaeffler AG Preference Shares	302,026	2,722
*,2	Instone Real Estate Group AG	90,242	2,683
	Siltronic AG	15,704	2,669
	Draegerwerk AG & Co. KGaA Preference Shares	25,918	2,419
	DIC Asset AG	133,906	2,388
	Hornbach Holding AG & Co. KGaA	22,490	2,101
	Wacker Neuson SE	67,155	1,806
	Atoss Software AG	8,087	1,805
	BayWa AG	36,780	1,793
	Washtec AG	27,219	1,757
	Hamburger Hafen und Logistik AG	66,117	1,628
*	Hensoldt AG	92,386	1,598
	Deutsche Beteiligungs AG	37,383	1,546
	Takkt AG	86,859	1,470
[1]	SMA Solar Technology AG	22,909	1,310
83

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	ElringKlinger AG	75,473	1,309
	Zeal Network SE	24,956	1,309
	Vossloh AG	23,213	1,235
	Secunet Security Networks AG	2,880	1,232
	Wuestenrot & Wuerttembergische AG	51,970	1,131
*	Koenig & Bauer AG	35,591	1,010
*	SGL Carbon SE	130,548	972
	Draegerwerk AG & Co. KGaA	9,927	877
	TLG Immobilien AG	27,460	860
	Hornbach Baumarkt AG	20,005	800
	Bertrandt AG	12,321	683
	CropEnergies AG	52,300	672
*,1	Corestate Capital Holding SA	32,297	508
			405,418
Greece (0.1%)
*	Hellenic Exchanges - Athens Stock Exchange SA	506,778	2,501
	Holding Co. ADMIE IPTO SA	637,819	2,064
*	GEK Terna Holding Real Estate Construction SA	144,420	1,743
*	LAMDA Development SA	192,559	1,731
	Athens Water Supply & Sewage Co. SA	113,818	1,162
	Viohalco SA	173,897	1,053
	Sarantis SA	89,179	962
*	Fourlis Holdings SA	114,251	633
*	Ellaktor SA	353,095	572
*	Aegean Airlines SA	77,490	497
*	Public Power Corp. SA	31,801	362
*	Piraeus Financial Holdings SA	46,665	122
			13,402
Hong Kong (0.9%)
	Fortune REIT	5,812,589	5,858
	Pacific Basin Shipping Ltd.	16,500,532	5,782
	IGG Inc.	3,153,000	5,315
*,1,2	Razer Inc.	14,410,000	5,132
*,1	Vobile Group Ltd.	1,104,000	4,815
	HKBN Ltd.	3,016,629	4,410
	Luk Fook Holdings International Ltd.	1,536,399	3,840
	Value Partners Group Ltd.	4,430,434	3,135
	Sunlight REIT	5,420,072	2,980
*,1	Hong Kong Television Network Ltd.	2,133,000	2,941
	CITIC Telecom International Holdings Ltd.	8,128,004	2,938
*,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,848,500	2,880
	K Wah International Holdings Ltd.	5,579,398	2,776
	Great Eagle Holdings Ltd.	692,000	2,437
*	Pou Sheng International Holdings Ltd.	9,566,000	2,325
*	Glory Sun Financial Group Ltd.	60,168,000	2,005
	VSTECS Holdings Ltd.	1,698,000	1,678
	SUNeVision Holdings Ltd.	1,620,000	1,672
[2]	Asiainfo Technologies Ltd.	993,200	1,596
	Stella International Holdings Ltd.	1,142,500	1,408
*,2	Frontage Holdings Corp.	1,878,000	1,275
*,3	Asia Cement China Holdings Corp.	1,184,000	1,215
*	Texhong Textile Group Ltd.	786,000	1,190
	United Laboratories International Holdings Ltd.	1,374,500	1,126
	Chow Sang Sang Holdings International Ltd.	634,565	1,079
	Prosperity REIT	3,202,000	1,066
	Canvest Environmental Protection Group Co. Ltd.	1,950,000	1,009
	Far East Consortium International Ltd.	2,804,858	992
	Road King Infrastructure Ltd.	716,346	952
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	656,000	950
*	Television Broadcasts Ltd.	774,100	847
84

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
[2]	Crystal International Group Ltd.	1,607,000	846
*,3	SMI Holdings Group Ltd.	2,800,800	844
	C-Mer Eye Care Holdings Ltd.	1,084,000	823
	Pacific Textiles Holdings Ltd.	1,287,000	822
*,1	Sa Sa International Holdings Ltd.	3,414,000	810
	Sun Hung Kai & Co. Ltd.	1,497,000	771
*,1,3	Superb Summit International	3,957,346	744
*,1	Apollo Future Mobility Group Ltd.	12,380,000	731
*	Esprit Holdings Ltd. (XHKG)	7,156,350	708
*,2	IMAX China Holding Inc.	299,358	705
*	Truly International Holdings Ltd.	4,139,000	680
*	Cosmopolitan International Holdings Ltd.	4,548,000	652
	Chinese Estates Holdings Ltd.	1,317,000	651
	Dynam Japan Holdings Co. Ltd.	722,440	642
	CMBC Capital Holdings Ltd.	46,130,876	627
	Giordano International Ltd.	3,105,735	623
	SmarTone Telecommunications Holdings Ltd.	1,036,730	612
*	Digital Domain Holdings Ltd.	62,420,000	562
*,3	Convoy Global Holdings Ltd.	26,130,000	562
*,1	GCL New Energy Holdings Ltd.	18,289,541	535
[2]	VPower Group International Holdings Ltd.	1,996,000	460
	Lee's Pharmaceutical Holdings Ltd.	674,500	416
*	Suncity Group Holdings Ltd.	5,728,000	412
	Texwinca Holdings Ltd.	1,708,000	391
*,3	Huiyuan Juice	1,333,000	347
*	CITIC Resources Holdings Ltd.	6,558,000	328
*	Singamas Container Holdings Ltd.	3,777,960	305
*	China LNG Group Ltd.	4,315,999	249
*,3	National Agricultural Holdings	1,560,000	239
*,3	C Fiber Optic	2,215,200	200
*,1	NewOcean Energy Holdings Ltd.	2,412,000	173
*,3	MH Development Ltd.	1,068,000	159
*	Emperor Capital Group Ltd.	7,355,860	126
*	Landing International Development Ltd.	2,515,200	102
*,3	Tech Pro Tech Dev	10,406,800	91
*	New World Department Store China Ltd.	487,666	83
*	Lifestyle China Group Ltd.	500,870	83
*,1,3	Agritrade Resources Ltd.	6,905,000	74
*	China Baoli Technologies Holdings Ltd.	3,889,496	23
*,3	Anxin China Holdings Ltd.	2,621,200	—
*,3	Hua Han Health Industry Holdings Ltd.	1,817,183	—
			95,835
Hungary (0.0%)
*,1	Opus Global Nyrt	653,598	544
India (3.4%)
*	Max Financial Services Ltd.	766,975	9,263
	Crompton Greaves Consumer Electricals Ltd.	1,785,952	9,260
	Atul Ltd.	73,939	8,073
[2]	Laurus Labs Ltd.	1,298,598	7,924
*	Dixon Technologies India Ltd.	137,703	7,796
*	Deepak Nitrite Ltd.	308,793	7,763
*	Tata Elxsi Ltd.	153,380	7,196
	Ramco Cements Ltd.	526,591	6,996
	Navin Fluorine International Ltd.	149,069	6,886
	Sundaram Finance Ltd.	195,919	6,554
	Supreme Industries Ltd.	235,646	6,515
*	Fortis Healthcare Ltd.	2,259,282	6,412
[2]	Dr Lal PathLabs Ltd.	154,179	6,095
	Tata Chemicals Ltd.	543,402	5,805
*	Persistent Systems Ltd.	195,367	5,365
85

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Manappuram Finance Ltd.	2,601,945	5,220
	Natco Pharma Ltd.	415,478	5,023
	Aarti Industries Ltd.	228,199	4,933
	Escorts Ltd.	309,977	4,671
*	APL Apollo Tubes Ltd.	265,137	4,656
	Pfizer Ltd.	65,310	4,648
	Tube Investments of India Ltd.	271,381	4,515
	Indian Hotels Co. Ltd.	2,957,155	4,436
*	AIA Engineering Ltd.	172,162	4,325
*	Apollo Tyres Ltd.	1,439,766	4,194
*	Jubilant Pharmova Ltd. (XNSE)	350,552	3,766
*	Intellect Design Arena Ltd.	409,582	3,757
*	JK Cement Ltd.	98,000	3,708
*	City Union Bank Ltd.	1,629,597	3,663
	CESC Ltd.	434,823	3,567
	IIFL Finance Ltd.	978,171	3,521
*	Alembic Pharmaceuticals Ltd.	261,343	3,474
*	Phoenix Mills Ltd.	341,359	3,297
	Amara Raja Batteries Ltd.	291,513	3,185
*	PVR Ltd.	195,068	2,980
*,2	IndiaMart InterMesh Ltd.	27,762	2,974
[2]	L&T Technology Services Ltd.	78,670	2,894
	Granules India Ltd.	626,361	2,816
	Suven Pharmaceuticals Ltd.	384,301	2,804
*	Dhani Services Ltd.	1,173,399	2,790
*	IDFC Ltd.	3,888,305	2,775
	Sundram Fasteners Ltd.	288,906	2,722
*,2	Mindspace Business Parks REIT	670,200	2,708
	Gujarat State Petronet Ltd.	742,070	2,699
*	Cyient Ltd.	265,729	2,640
	India Cements Ltd.	1,190,535	2,618
	Birlasoft Ltd.	789,069	2,610
*,2	Syngene International Ltd.	345,652	2,578
*	Aavas Financiers Ltd.	82,622	2,534
[2]	Metropolis Healthcare Ltd.	78,295	2,530
*	Amber Enterprises India Ltd.	60,020	2,506
	Kajaria Ceramics Ltd.	202,993	2,498
	Mahanagar Gas Ltd.	157,061	2,382
	Vaibhav Global Ltd.	42,172	2,371
	Tanla Platforms Ltd.	197,317	2,351
	Can Fin Homes Ltd.	290,470	2,275
*	Affle India Ltd.	30,304	2,251
	Strides Pharma Science Ltd.	192,344	2,241
*,2	General Insurance Corp. of India	807,955	2,230
*	Just Dial Ltd.	188,425	2,226
[2]	Indian Energy Exchange Ltd.	445,806	2,226
*	Graphite India Ltd.	225,259	2,221
	Sanofi India Ltd.	21,681	2,209
*	Relaxo Footwears Ltd.	181,004	2,135
*,2	Quess Corp. Ltd.	238,300	2,017
*	Thermax Ltd.	100,251	1,996
*	Cholamandalam Financial Holdings Ltd.	260,045	1,990
*	Zydus Wellness Ltd.	69,674	1,972
	JB Chemicals & Pharmaceuticals Ltd.	104,444	1,966
*	CG Power & Industrial Solutions Ltd.	2,089,471	1,961
	NCC Ltd.	1,941,321	1,951
	NIIT Technologies Ltd.	48,475	1,874
*	Redington India Ltd.	763,298	1,836
*	Blue Star Ltd.	157,752	1,797
	Sonata Software Ltd.	228,954	1,768
	Procter & Gamble Health Ltd.	20,502	1,762
86

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	KEC International Ltd.	324,366	1,754
	Central Depository Services India Ltd.	160,934	1,750
[1]	National Aluminium Co. Ltd.	1,995,991	1,737
	Radico Khaitan Ltd.	218,788	1,673
*	HEG Ltd.	53,181	1,648
	Aegis Logistics Ltd.	402,112	1,648
*	Sterlite Technologies Ltd.	527,557	1,636
*	Aditya Birla Fashion and Retail Ltd.	682,349	1,608
	Schaeffler India Ltd.	22,308	1,574
*,2	Endurance Technologies Ltd.	90,165	1,568
*	Balrampur Chini Mills Ltd.	414,413	1,559
	Vinati Organics Ltd.	67,017	1,533
	Minda Industries Ltd.	216,735	1,531
	Firstsource Solutions Ltd.	991,891	1,507
	Ajanta Pharma Ltd.	59,567	1,479
*	Zensar Technologies Ltd.	413,672	1,475
*	Suzlon Energy Ltd.	22,711,147	1,472
	Lakshmi Machine Works Ltd.	17,279	1,456
	EPL Ltd.	478,324	1,448
[2]	Eris Lifesciences Ltd.	176,327	1,432
*	TeamLease Services Ltd.	32,438	1,424
	DCM Shriram Ltd.	149,485	1,415
*	Polycab India Ltd.	70,511	1,394
	Rain Industries Ltd.	562,444	1,357
	Vakrangee Ltd.	1,932,482	1,326
*	V-Guard Industries Ltd.	434,205	1,306
	Orient Electric Ltd.	354,285	1,287
*	Ratnamani Metals & Tubes Ltd.	49,238	1,285
	Timken India Ltd.	66,955	1,268
	Chambal Fertilizers and Chemicals Ltd.	424,392	1,243
*	EID Parry India Ltd.	266,083	1,242
*	Narayana Hrudayalaya Ltd.	226,134	1,241
*	Alok Industries Ltd.	4,759,279	1,238
*	Brigade Enterprises Ltd.	364,082	1,228
	Great Eastern Shipping Co. Ltd.	286,041	1,214
*	Infibeam Avenues Ltd. (XNSE)	2,280,775	1,208
*	CreditAccess Grameen Ltd.	147,337	1,181
	Edelweiss Financial Services Ltd.	1,484,000	1,169
*	Westlife Development Ltd.	192,410	1,133
*,2	ICICI Securities Ltd.	184,856	1,131
	CRISIL Ltd.	43,980	1,103
	Sumitomo Chemical India Ltd.	271,386	1,094
*	Prestige Estates Projects Ltd.	293,222	1,074
	Sobha Ltd.	156,127	1,022
	Akzo Nobel India Ltd.	33,403	1,010
	Rallis India Ltd.	266,121	1,007
	TTK Prestige Ltd.	10,003	998
*	V-Mart Retail Ltd.	27,854	996
*	Ceat Ltd.	52,901	990
[2]	Dilip Buildcon Ltd.	132,735	977
*,2	PNB Housing Finance Ltd.	191,364	960
	Avanti Feeds Ltd.	144,784	950
	Gujarat Pipavav Port Ltd.	748,335	929
[2]	Godrej Agrovet Ltd.	136,780	921
*	Welspun India Ltd.	855,592	917
	Kaveri Seed Co. Ltd.	111,117	905
	NBCC India Ltd.	1,653,119	904
	AstraZeneca Pharma India Ltd.	16,987	895
*	Motilal Oswal Financial Services Ltd.	103,732	891
*	Bajaj Consumer Care Ltd.	221,600	837
	Bombay Burmah Trading Co.	52,792	826
87

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	EIH Ltd.	695,295	811
	JM Financial Ltd.	738,878	799
	PTC India Ltd.	700,778	767
*	Symphony Ltd.	47,028	746
*	Indiabulls Real Estate Ltd.	715,549	745
	Finolex Cables Ltd.	151,870	740
	eClerx Services Ltd.	44,059	740
	Century Textiles & Industries Ltd.	112,452	729
*	Karur Vysya Bank Ltd.	1,036,383	728
*	Wockhardt Ltd.	103,829	720
	Gateway Distriparks Ltd.	258,721	709
*	KRBL Ltd.	273,924	681
	Welspun Corp. Ltd.	353,698	680
*	Mahindra CIE Automotive Ltd.	278,799	641
*	Future Retail Ltd.	924,362	637
	Care Ratings Ltd.	90,646	612
*	DCB Bank Ltd.	433,216	529
*	TV18 Broadcast Ltd.	1,152,718	526
	IRB Infrastructure Developers Ltd.	369,721	521
*	Indian Bank	326,939	484
	Equitas Holdings Ltd.	435,355	474
*	Sun Pharma Advanced Research Co. Ltd.	199,448	470
	Multi Commodity Exchange of India Ltd.	19,424	387
	Jindal Saw Ltd.	330,453	381
	Engineers India Ltd.	364,055	357
*	Future Consumer Ltd.	3,801,181	356
*	Karnataka Bank Ltd.	424,154	351
*	Raymond Ltd.	78,329	339
*	IFCI Ltd.	2,289,812	336
*	Hindustan Construction Co. Ltd.	2,852,331	294
*	WABCO India Ltd.	3,113	284
*	South Indian Bank Ltd.	2,530,914	271
	GE Power India Ltd.	48,512	170
*	Suvidhaa Infoserve Ltd.	134,971	62
*,3	Chennai Super Kings Cricket	176,674	—
			380,207
Indonesia (0.5%)
	Aneka Tambang Tbk	32,398,919	5,559
	Japfa Comfeed Indonesia Tbk PT	32,546,600	4,745
	Ciputra Development Tbk PT	58,290,255	4,587
*	Pakuwon Jati Tbk PT	103,174,334	3,781
	Pabrik Kertas Tjiwi Kimia Tbk PT	5,084,600	3,501
*	Summarecon Agung Tbk PT	50,754,268	3,399
*	Lippo Karawaci Tbk PT	228,260,877	3,377
	Ace Hardware Indonesia Tbk PT	31,886,900	3,266
	Mitra Keluarga Karyasehat Tbk PT	16,940,900	3,070
	Bank BTPN Syariah Tbk PT	10,034,900	2,267
*	Indosat Tbk PT	3,684,800	1,675
*	Bank Bukopin Tbk PT (XIDX)	40,746,000	1,330
*	Medco Energi Internasional Tbk PT	25,392,188	1,171
*	Timah Tbk PT	9,609,420	1,147
*	LEG Immobilien SE	7,252,254	1,144
*	Mitra Adiperkasa Tbk PT	19,421,700	1,075
*	Bank Tabungan Negara Persero Tbk PT	9,439,770	1,036
	AKR Corporindo Tbk PT	4,409,183	996
	Indo Tambangraya Megah Tbk PT	1,040,900	854
	Waskita Karya Persero Tbk PT	10,889,979	835
	Wijaya Karya Persero Tbk PT	8,020,133	798
*	Matahari Department Store Tbk PT	6,246,000	777
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,395,529	667
*	Bank Pan Indonesia Tbk PT	10,474,800	652
88

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	6,579,300	632
*	Panin Financial Tbk PT	43,645,200	583
	PP Persero Tbk PT	6,454,800	543
*	Krakatau Steel Persero Tbk PT	10,652,750	463
*	Alam Sutera Realty Tbk PT	31,151,091	426
	Ramayana Lestari Sentosa Tbk PT	7,703,600	413
	Adhi Karya Persero Tbk PT	4,781,800	382
*	Kresna Graha Investama Tbk PT	36,742,400	379
*	Global Mediacom Tbk PT	19,915,706	369
*,3	Trada Alam Minera Tbk PT	95,405,707	330
	Surya Semesta Internusa Tbk PT	10,442,300	325
*	Eagle High Plantations Tbk PT	32,501,900	258
*	Totalindo Eka Persada Tbk PT	12,344,621	43
			56,855
Ireland (0.3%)
*	Bank of Ireland Group plc	3,197,705	18,738
*	Dalata Hotel Group plc	815,807	4,422
	Hibernia REIT plc	2,626,482	3,591
*	Irish Continental Group plc	610,918	3,341
*	Cairn Homes plc	1,719,382	2,287
*	Cairn Homes plc (XDUB)	1,080,701	1,406
			33,785
Israel (0.6%)
	REIT 1 Ltd.	913,130	4,837
*	Clal Insurance Enterprises Holdings Ltd.	207,247	3,726
	Matrix IT Ltd.	139,908	3,681
	Hilan Ltd.	62,961	3,287
	Mega Or Holdings Ltd.	98,014	3,244
	Formula Systems 1985 Ltd.	33,736	3,229
	AudioCodes Ltd.	100,450	3,030
*	FIBI Holdings Ltd.	85,904	2,980
*	AFI Properties Ltd.	63,906	2,644
*	Israel Corp. Ltd.	9,674	2,545
	Fox Wizel Ltd.	21,350	2,470
*	Allot Ltd.	130,770	2,412
*	Compugen Ltd.	273,726	2,410
	Danel Adir Yeoshua Ltd.	11,910	2,074
*	Summit Real Estate Holdings Ltd.	125,029	2,037
*	Isracard Ltd.	503,504	1,881
	Delek Automotive Systems Ltd.	136,688	1,690
	Kenon Holdings Ltd.	45,675	1,504
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	20,410	1,430
	Menora Mivtachim Holdings Ltd.	60,681	1,324
	Sella Capital Real Estate Ltd.	518,400	1,321
*	Partner Communications Co. Ltd.	270,521	1,178
*	Equital Ltd.	44,200	1,152
*	Oil Refineries Ltd.	4,046,746	1,113
*	Migdal Insurance & Financial Holdings Ltd.	857,271	1,021
*	Delek Group Ltd.	21,667	946
*	Cellcom Israel Ltd.	213,583	826
	Gilat Satellite Networks Ltd.	79,749	817
	IDI Insurance Co. Ltd.	20,372	788
	Delta Galil Industries Ltd.	24,201	664
*	Brack Capital Properties NV	6,411	598
*	Kamada Ltd.	81,400	496
*	Naphtha Israel Petroleum Corp. Ltd.	89,565	422
*	Allot Ltd. (XNGS)	1,781	33
			63,810
Italy (2.1%)
	Interpump Group SPA	285,637	15,204
89

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Banco BPM SPA	5,333,082	15,168
	Reply SPA	82,424	11,206
	Azimut Holding SPA	464,781	11,120
	De' Longhi SPA	242,061	10,580
	Unipol Gruppo SPA	1,752,709	9,579
	BPER Banca	3,644,252	8,303
*	Cerved Group SPA	704,178	8,261
*	Banca Generali SPA	208,658	7,978
	Iren SPA	2,449,327	7,311
	Banca Popolare di Sondrio SCPA	1,704,363	7,166
*	Brunello Cucinelli SPA	136,490	6,948
*	ASTM SPA	223,721	6,932
	Freni Brembo SPA	538,349	6,700
	ERG SPA	219,243	6,554
[2]	Technogym SPA	467,700	6,266
[2]	Anima Holding SPA	1,072,499	5,540
[2]	BFF Bank SPA	510,961	4,575
	Tamburi Investment Partners SPA	466,738	4,382
*,2	Enav SPA	927,628	4,305
*	Salvatore Ferragamo SPA	194,664	4,168
*,1	Autogrill SPA	496,525	4,110
	ACEA SPA	176,054	3,997
	Gruppo MutuiOnline SPA	70,188	3,773
	Falck Renewables SPA	512,764	3,744
[1]	Saipem SPA	1,620,908	3,737
*,2	GVS SPA	206,055	3,591
[2]	Carel Industries SPA	159,458	3,571
*	Societa Cattolica Di Assicurazione SPA	528,202	3,131
	Piaggio & C SPA	774,077	2,998
*	Mediaset SPA	819,303	2,616
	SOL SPA	113,384	2,248
*	MARR SPA	90,575	2,025
*	Danieli & C Officine Meccaniche SPA Savings Shares	126,324	2,023
[2]	doValue SPA	157,948	1,959
	Zignago Vetro SPA	84,385	1,740
	Tinexta SPA	51,874	1,557
[2]	RAI Way SPA	258,035	1,515
	Cementir Holding NV	126,446	1,411
[1]	Maire Tecnimont SPA	435,534	1,393
	Italmobiliare SPA	38,099	1,351
*	CIR SPA-Compagnie Industriali	2,392,330	1,351
[1]	Webuild SPA	604,958	1,303
*	Sesa SPA	9,297	1,290
*	Tod's SPA	27,138	1,277
	Credito Emiliano SPA	202,683	1,251
*,1	Juventus Football Club SPA	1,227,247	1,077
	Datalogic SPA	52,135	1,072
*	Biesse SPA	36,341	1,069
*,1	Saras SPA	1,464,213	1,010
*,1	Fincantieri SPA	1,301,747	1,004
	Banca IFIS SPA	70,878	969
*,1	Banca Monte dei Paschi di Siena SPA	700,306	956
*	Immobiliare Grande Distribuzione SIIQ SPA	177,826	842
*,1	Danieli & C Officine Meccaniche SPA	28,820	707
*	Arnoldo Mondadori Editore SPA	317,453	598
*	DeA Capital SPA	225,174	396
	Rizzoli Corriere Della Sera Mediagroup SPA	311,758	268
			237,176
Japan (13.4%)
*	Kawasaki Kisen Kaisha Ltd.	335,700	9,360
	Jeol Ltd.	162,400	9,132
90

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Jafco Co. Ltd.	123,600	8,898
	Fuji Corp.	316,388	8,422
	ADEKA Corp.	408,055	7,941
	Tokyo Seimitsu Co. Ltd.	160,234	7,574
	Infomart Corp.	789,800	7,446
	Nippon Gas Co. Ltd.	416,500	7,328
	Fujitec Co. Ltd.	291,684	6,595
	Kadokawa Corp.	158,701	6,327
*	SHIFT Inc.	43,400	6,317
	Daiseki Co. Ltd.	164,287	6,191
	Japan Hotel REIT Investment Corp.	10,739	6,150
	Japan Steel Works Ltd.	251,700	6,114
	Outsourcing Inc.	397,200	6,104
	Nichias Corp.	230,969	6,033
	Meitec Corp.	107,546	5,989
	Hazama Ando Corp.	779,379	5,948
	Mirait Holdings Corp.	361,671	5,848
	Takuma Co. Ltd.	283,000	5,811
	Kureha Corp.	85,702	5,797
	Katitas Co. Ltd.	192,400	5,764
	Nishimatsu Construction Co. Ltd.	215,942	5,748
	Asahi Holdings Inc.	278,000	5,616
	Menicon Co. Ltd.	92,300	5,614
	Topcon Corp.	406,600	5,547
*	Fujikura Ltd.	1,071,900	5,525
	Toagosei Co. Ltd.	489,292	5,479
	Systena Corp.	264,600	5,434
	Nippon Suisan Kaisha Ltd.	1,156,522	5,420
	Japan Elevator Service Holdings Co. Ltd.	269,300	5,404
[1]	cocokara fine Inc.	78,089	5,295
	Daiwabo Holdings Co. Ltd.	332,880	5,206
	Digital Garage Inc.	126,100	5,191
	Comforia Residential REIT Inc.	1,613	5,169
	Internet Initiative Japan Inc.	230,312	5,131
	Mizuho Leasing Co. Ltd.	171,001	5,117
	CKD Corp.	241,100	5,080
	Inaba Denki Sangyo Co. Ltd.	216,300	5,058
	Monex Group Inc.	647,787	5,005
	Daiwa Securities Living Investments Corp.	4,795	4,921
*	NTT UD REIT Investment Corp.	3,259	4,832
	AEON REIT Investment Corp.	3,509	4,825
	NSD Co. Ltd.	294,268	4,791
	Hitachi Zosen Corp.	630,710	4,770
*	Yoshinoya Holdings Co. Ltd.	256,820	4,757
	Frontier Real Estate Investment Corp.	1,066	4,657
	Kenedix Residential Next Investment Corp.	2,254	4,649
	Hanwa Co. Ltd.	156,383	4,647
	Sakata Seed Corp.	130,956	4,618
	Nikkon Holdings Co. Ltd.	218,148	4,576
	Kanematsu Corp.	346,900	4,573
	Hulic REIT Inc.	2,835	4,525
	Iriso Electronics Co. Ltd.	95,100	4,513
	Macnica Fuji Electronics Holdings Inc.	222,013	4,473
	Duskin Co. Ltd.	187,060	4,443
	Heiwa Real Estate Co. Ltd.	130,442	4,442
	Fuji Soft Inc.	87,374	4,377
	Trusco Nakayama Corp.	166,500	4,305
*	Invesco Office J-REIT Inc.	23,306	4,299
	Wacoal Holdings Corp.	190,000	4,289
	Okamura Corp.	345,147	4,288
	Japan Lifeline Co. Ltd.	301,800	4,253
91

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Colowide Co. Ltd.	251,900	4,239
	en-japan Inc.	139,700	4,238
	EDION Corp.	398,275	4,236
	Takasago Thermal Engineering Co. Ltd.	279,989	4,220
	JINS Holdings Inc.	59,700	4,188
	Kumagai Gumi Co. Ltd.	150,080	4,180
	Kintetsu World Express Inc.	172,600	4,164
	Takeuchi Manufacturing Co. Ltd.	153,000	4,124
	DCM Holdings Co. Ltd.	411,188	4,101
	Japan Excellent Inc.	2,896	4,050
	DTS Corp.	171,842	4,040
	NIPPON REIT Investment Corp.	1,040	4,036
	Tomy Co. Ltd.	468,417	4,022
	Valor Holdings Co. Ltd.	188,200	4,020
	Nihon Parkerizing Co. Ltd.	414,661	4,013
	Toei Co. Ltd.	17,964	4,010
	Okumura Corp.	159,852	4,003
	Oki Electric Industry Co. Ltd.	378,006	3,995
	Tsubakimoto Chain Co.	148,364	3,978
	Shoei Co. Ltd.	104,800	3,977
	KH Neochem Co. Ltd.	166,500	3,961
	Invincible Investment Corp.	11,021	3,961
	Senko Group Holdings Co. Ltd.	426,400	3,926
	Sangetsu Corp.	275,220	3,882
*	Kanamoto Co. Ltd.	157,900	3,874
	Nichiha Corp.	133,100	3,870
	Hokuetsu Corp.	743,321	3,856
	Central Glass Co. Ltd.	186,013	3,835
	Tokyo Steel Manufacturing Co. Ltd.	395,000	3,835
	TOKAI Holdings Corp.	468,600	3,834
*	Nippon Sheet Glass Co. Ltd.	579,900	3,826
	Ichibanya Co. Ltd.	86,768	3,824
	UT Group Co. Ltd.	114,900	3,823
	Nitto Boseki Co. Ltd.	108,411	3,821
	Sumitomo Osaka Cement Co. Ltd.	119,400	3,792
	Toho Holdings Co. Ltd.	223,818	3,787
	Kiyo Bank Ltd.	285,910	3,760
	Ai Holdings Corp.	195,800	3,738
*,1	Change Inc.	121,800	3,735
	Wacom Co. Ltd.	580,236	3,719
	Milbon Co. Ltd.	69,620	3,707
	Hokuhoku Financial Group Inc.	438,000	3,691
	Aiful Corp.	1,281,000	3,685
	Paramount Bed Holdings Co. Ltd.	185,600	3,683
	Toyobo Co. Ltd.	304,200	3,680
	Nojima Corp.	147,400	3,677
	Makino Milling Machine Co. Ltd.	96,280	3,627
*	NTN Corp.	1,271,000	3,611
	Nippon Soda Co. Ltd.	124,225	3,606
*	Kumiai Chemical Industry Co. Ltd.	438,150	3,566
*	Mitsubishi Estate Logistics REIT Investment Corp.	861	3,562
*	Okasan Securities Group Inc.	851,400	3,541
	Raito Kogyo Co. Ltd.	219,200	3,525
	Pilot Corp.	110,300	3,524
	Zojirushi Corp.	220,800	3,522
	Seiren Co. Ltd.	202,600	3,508
	Mitsubishi Logisnext Co. Ltd.	293,900	3,499
	Maeda Kosen Co. Ltd.	113,300	3,499
	Eizo Corp.	94,156	3,498
	Glory Ltd.	162,900	3,497
[1]	MOS Food Services Inc.	127,458	3,491
92

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Arcs Co. Ltd.	161,800	3,482
	Sato Holdings Corp.	141,500	3,476
	Sumitomo Warehouse Co. Ltd.	265,655	3,440
	San-A Co. Ltd.	89,144	3,423
	Digital Arts Inc.	42,200	3,422
	Nachi-Fujikoshi Corp.	89,651	3,422
	Tsubaki Nakashima Co. Ltd.	226,800	3,383
	Nippon Light Metal Holdings Co. Ltd.	173,496	3,379
	Takara Standard Co. Ltd.	239,299	3,372
	Tadano Ltd.	330,100	3,356
	Toyo Ink SC Holdings Co. Ltd.	181,254	3,346
	Joyful Honda Co. Ltd.	271,448	3,343
	Yodogawa Steel Works Ltd.	150,933	3,331
	Ogaki Kyoritsu Bank Ltd.	185,074	3,327
	ZERIA Pharmaceutical Co. Ltd.	185,740	3,322
	Mandom Corp.	177,254	3,322
	Heiwado Co. Ltd.	163,300	3,320
	Musashi Seimitsu Industry Co. Ltd.	189,630	3,317
*	MedPeer Inc.	62,900	3,297
	Tokyotokeiba Co. Ltd.	60,600	3,281
	Nisshinbo Holdings Inc.	428,800	3,276
	Kenedix Retail REIT Corp.	1,279	3,276
	Taikisha Ltd.	120,888	3,259
	Earth Corp.	58,643	3,236
*	Transcosmos Inc.	112,796	3,222
	Juroku Bank Ltd.	174,300	3,218
	Heiwa Real Estate REIT Inc.	2,124	3,201
*,1	Hoshino Resorts REIT Inc.	545	3,199
	Sumitomo Mitsui Construction Co. Ltd.	749,246	3,197
	Inabata & Co. Ltd.	212,000	3,194
	Tokyu REIT Inc.	1,878	3,185
	KOMEDA Holdings Co. Ltd.	170,300	3,173
*	Sanken Electric Co. Ltd.	67,029	3,132
*	Sanrio Co. Ltd.	192,700	3,120
	Maxell Holdings Ltd.	263,500	3,106
	Towa Pharmaceutical Co. Ltd.	149,582	3,097
*	Raksul Inc.	66,500	3,091
	Topre Corp.	230,200	3,081
	Life Corp.	94,200	3,074
	San-In Godo Bank Ltd.	666,200	3,058
	Create SD Holdings Co. Ltd.	100,718	3,054
	Komeri Co. Ltd.	118,800	3,050
	Kohnan Shoji Co. Ltd.	112,300	3,038
	Daiho Corp.	83,300	3,016
	Shiga Bank Ltd.	152,100	3,006
	Gunze Ltd.	84,207	2,984
*	Descente Ltd.	171,100	2,971
	KYORIN Holdings Inc.	169,000	2,961
	Hogy Medical Co. Ltd.	97,922	2,959
	Nikkiso Co. Ltd.	286,661	2,948
	Mitsubishi Pencil Co. Ltd.	221,400	2,942
	Mori Trust Sogo REIT Inc.	2,032	2,928
	BeNext-Yumeshin Group Co.	223,992	2,924
	Shibuya Corp.	96,200	2,921
*,1	Chiyoda Corp.	626,900	2,916
	Okamoto Industries Inc.	78,500	2,913
	Mitsuuroko Group Holdings Co. Ltd.	222,700	2,912
	Bank of Okinawa Ltd.	118,444	2,905
	Nisshin Oillio Group Ltd.	102,452	2,882
	Kato Sangyo Co. Ltd.	98,200	2,881
	Yamazen Corp.	321,500	2,873
93

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Fuji Seal International Inc.	128,800	2,860
	Round One Corp.	258,200	2,858
	Optex Group Co. Ltd.	187,300	2,850
	Nishi-Nippon Financial Holdings Inc.	443,100	2,847
	Showa Sangyo Co. Ltd.	105,200	2,844
	Morita Holdings Corp.	193,466	2,822
	Pacific Industrial Co. Ltd.	262,300	2,821
	Nomura Co. Ltd.	387,000	2,815
	Nippon Steel Trading Corp.	79,349	2,804
	Atom Corp.	407,157	2,796
	FCC Co. Ltd.	173,743	2,796
*	Create Restaurants Holdings Inc.	391,340	2,786
	Japan Material Co. Ltd.	238,800	2,776
	77 Bank Ltd.	220,300	2,767
[1]	Aruhi Corp.	171,426	2,766
	Fukuoka REIT Corp.	1,687	2,765
*	UACJ Corp.	118,985	2,761
	Nanto Bank Ltd.	164,700	2,754
	Mitsui High-Tec Inc.	70,700	2,745
	Totetsu Kogyo Co. Ltd.	117,800	2,730
	Nippn Corp.	191,029	2,728
*	euglena Co. Ltd.	327,000	2,728
	Pharma Foods International Co. Ltd.	92,416	2,725
	Ryosan Co. Ltd.	137,957	2,715
	Okinawa Electric Power Co. Inc.	203,508	2,705
	S Foods Inc.	90,700	2,700
	Kitz Corp.	429,848	2,694
	Chudenko Corp.	126,700	2,692
	Citizen Watch Co. Ltd.	797,500	2,683
	Yokowo Co. Ltd.	109,637	2,675
	Global One Real Estate Investment Corp.	2,308	2,671
	Aeon Delight Co. Ltd.	87,400	2,667
*	Ichigo Office REIT Investment Corp.	3,050	2,662
	Bank of Nagoya Ltd.	106,612	2,652
	Mixi Inc.	103,200	2,643
*	Royal Holdings Co. Ltd.	151,500	2,637
	Funai Soken Holdings Inc.	147,750	2,622
	Nagaileben Co. Ltd.	111,500	2,614
	Musashino Bank Ltd.	174,500	2,598
	Hiday Hidaka Corp.	169,419	2,597
	Nitta Corp.	107,600	2,590
	United Super Markets Holdings Inc.	254,550	2,575
[1]	Suruga Bank Ltd.	714,600	2,561
	TPR Co. Ltd.	178,129	2,556
	Seiko Holdings Corp.	144,358	2,549
	Shinmaywa Industries Ltd.	281,368	2,521
	Ohsho Food Service Corp.	49,074	2,516
	Financial Products Group Co. Ltd.	376,200	2,497
	eGuarantee Inc.	129,500	2,491
	Noritake Co. Ltd.	75,200	2,489
	Nippon Densetsu Kogyo Co. Ltd.	153,003	2,483
	Prima Meat Packers Ltd.	77,788	2,458
	Ryobi Ltd.	169,787	2,458
	Strike Co. Ltd.	58,614	2,454
	TKC Corp.	77,698	2,443
	Daishi Hokuetsu Financial Group Inc.	113,600	2,443
	Cybozu Inc.	106,800	2,433
	Saibu Gas Holdings Co. Ltd.	103,073	2,406
	Dexerials Corp.	129,200	2,381
	Hokkoku Bank Ltd.	106,651	2,375
	Kameda Seika Co. Ltd.	55,900	2,349
94

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Starts Corp. Inc.	95,315	2,335
	Adastria Co. Ltd.	136,600	2,320
	Idec Corp.	150,700	2,312
	Rorze Corp.	25,600	2,311
	Hokkaido Electric Power Co. Inc.	482,000	2,297
	Daihen Corp.	52,351	2,288
	Daikyonishikawa Corp.	330,500	2,283
	Unipres Corp.	237,580	2,281
	Hankyu Hanshin REIT Inc.	1,625	2,277
	TOMONY Holdings Inc.	843,500	2,272
	Meidensha Corp.	106,487	2,259
	Information Services International-Dentsu Ltd.	61,200	2,255
	Tri Chemical Laboratories Inc.	67,376	2,241
	Maruha Nichiro Corp.	97,500	2,232
	Zenrin Co. Ltd.	210,950	2,226
*	United Arrows Ltd.	126,367	2,221
	Tokai Tokyo Financial Holdings Inc.	591,000	2,220
	Nippon Seiki Co. Ltd.	202,332	2,219
	Maruwa Co. Ltd.	21,500	2,216
	Senshu Ikeda Holdings Inc.	1,428,800	2,209
	Tokyu Construction Co. Ltd.	422,900	2,189
	Autobacs Seven Co. Ltd.	163,200	2,186
	Sodick Co. Ltd.	241,178	2,186
	Arata Corp.	53,559	2,178
	Taiyo Holdings Co. Ltd.	44,900	2,174
	Fujimi Inc.	51,647	2,160
[1]	Grace Technology Inc.	88,406	2,159
	Nichi-iko Pharmaceutical Co. Ltd.	255,902	2,144
	St. Marc Holdings Co. Ltd.	137,600	2,132
	SOSiLA Logistics REIT Inc.	1,568	2,047
	Hyakujushi Bank Ltd.	145,400	2,028
	Toho Bank Ltd.	1,024,564	1,997
	JCU Corp.	56,300	1,979
	Tsugami Corp.	122,900	1,964
	Anicom Holdings Inc.	210,600	1,957
	Awa Bank Ltd.	96,600	1,949
	Kissei Pharmaceutical Co. Ltd.	95,800	1,947
	Macromill Inc.	251,000	1,946
*	Itochu Advance Logistics Investment Corp.	1,509	1,943
	Tocalo Co. Ltd.	142,100	1,929
	North Pacific Bank Ltd.	741,800	1,918
*	COLOPL Inc.	259,000	1,918
	Nishimatsuya Chain Co. Ltd.	121,800	1,911
	Star Asia Investment Corp.	3,719	1,904
*,1	HIS Co. Ltd.	91,600	1,884
	BML Inc.	53,800	1,861
	Futaba Corp.	236,132	1,861
	Bank of Iwate Ltd.	99,624	1,851
	Sanki Engineering Co. Ltd.	144,667	1,843
[1]	Toridoll Holdings Corp.	116,200	1,835
[1]	Kura Sushi Inc.	52,000	1,822
	Fuso Chemical Co. Ltd.	50,300	1,811
	H2O Retailing Corp.	227,700	1,784
	Token Corp.	19,886	1,776
*	Mirai Corp.	3,944	1,771
	Japan Securities Finance Co. Ltd.	235,141	1,735
	Yamagata Bank Ltd.	187,585	1,725
	Sanyo Denki Co. Ltd.	23,800	1,714
	EPS Holdings Inc.	159,400	1,707
	Onward Holdings Co. Ltd.	618,856	1,702
	Monogatari Corp.	24,940	1,688
95

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Eiken Chemical Co. Ltd.	83,300	1,660
*	Oisix ra daichi Inc.	60,618	1,644
	Megachips Corp.	47,781	1,634
	Giken Ltd.	38,100	1,630
	Nichicon Corp.	164,483	1,615
	Hyakugo Bank Ltd.	555,700	1,613
	San-Ai Oil Co. Ltd.	143,400	1,609
	Max Co. Ltd.	104,100	1,594
	Yokogawa Bridge Holdings Corp.	83,600	1,576
	Japan Wool Textile Co. Ltd.	174,389	1,558
	Solasto Corp.	119,200	1,553
	Osaka Organic Chemical Industry Ltd.	41,500	1,552
	MCJ Co. Ltd.	170,100	1,546
*	M&A Capital Partners Co. Ltd.	33,300	1,539
	Shima Seiki Manufacturing Ltd.	76,300	1,536
	Fujimori Kogyo Co. Ltd.	40,500	1,526
	Japan Petroleum Exploration Co. Ltd.	82,300	1,526
	Prestige International Inc.	227,400	1,511
	Hirata Corp.	22,811	1,501
	Axial Retailing Inc.	37,430	1,497
	SAMTY Co. Ltd.	81,100	1,485
	Saizeriya Co. Ltd.	67,421	1,480
	Shibaura Machine Co. Ltd.	61,200	1,460
	Dip Corp.	52,700	1,455
	Nextage Co. Ltd.	91,900	1,455
	Base Co. Ltd.	25,300	1,446
	Daibiru Corp.	123,443	1,444
	Hosiden Corp.	150,467	1,428
	Sekisui Jushi Corp.	73,500	1,427
	eRex Co. Ltd.	86,100	1,423
	Comture Corp.	58,600	1,418
*	KYB Corp.	52,500	1,404
	V-Cube Inc.	53,065	1,385
	Infocom Corp.	53,940	1,380
	Nissin Electric Co. Ltd.	124,000	1,367
	Jaccs Co. Ltd.	69,400	1,357
	Sanyo Chemical Industries Ltd.	28,454	1,352
*	Micronics Japan Co. Ltd.	86,500	1,344
	Belluna Co. Ltd.	126,200	1,336
	Bell System24 Holdings Inc.	88,100	1,330
	Star Micronics Co. Ltd.	87,798	1,323
	S-Pool Inc.	154,160	1,323
*	Optim Corp.	51,838	1,323
	Nippon Signal Co. Ltd.	155,016	1,316
	ValueCommerce Co. Ltd.	41,000	1,315
	Yellow Hat Ltd.	77,900	1,310
	Noritz Corp.	87,787	1,307
	Bunka Shutter Co. Ltd.	149,000	1,304
	Relia Inc.	109,500	1,303
	Shizuoka Gas Co. Ltd.	153,400	1,303
[1]	Taiko Pharmaceutical Co. Ltd.	119,237	1,294
	Noritsu Koki Co. Ltd.	54,600	1,291
	Belc Co. Ltd.	24,300	1,290
	Raiznext Corp.	122,300	1,290
	Keihanshin Building Co. Ltd.	94,100	1,283
	Trancom Co. Ltd.	16,400	1,273
	Joshin Denki Co. Ltd.	50,326	1,272
*,1	Shoei Foods Corp.	34,400	1,264
	Nitto Kogyo Corp.	71,588	1,259
	Nissan Shatai Co. Ltd.	195,200	1,258
*	HI-LEX Corp.	82,500	1,257
96

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Towa Corp.	63,565	1,253
	Aida Engineering Ltd.	148,306	1,247
*	Gree Inc.	237,800	1,244
	Nissha Co. Ltd.	105,960	1,242
	Ringer Hut Co. Ltd.	60,500	1,225
[1]	Kisoji Co. Ltd.	58,260	1,223
	Curves Holdings Co. Ltd.	161,208	1,215
	Kyokuto Kaihatsu Kogyo Co. Ltd.	80,000	1,212
	Restar Holdings Corp.	68,600	1,212
*	Plenus Co. Ltd.	64,900	1,202
	Siix Corp.	89,800	1,198
	Yuasa Trading Co. Ltd.	44,000	1,197
	Itochu Enex Co. Ltd.	125,400	1,196
	Chugoku Marine Paints Ltd.	132,300	1,193
	Insource Co. Ltd.	53,200	1,193
	Organo Corp.	17,800	1,192
	Fujibo Holdings Inc.	29,300	1,188
	V Technology Co. Ltd.	23,500	1,186
	Keiyo Bank Ltd.	311,800	1,185
	Riken Keiki Co. Ltd.	46,500	1,183
	Nippon Ceramic Co. Ltd.	50,000	1,180
	Nippon Carbon Co. Ltd.	28,100	1,179
	Osaka Soda Co. Ltd.	52,200	1,179
	Hamakyorex Co. Ltd.	41,700	1,173
	Nishio Rent All Co. Ltd.	42,200	1,166
	Ricoh Leasing Co. Ltd.	36,506	1,158
	Mitsui-Soko Holdings Co. Ltd.	57,252	1,157
	Retail Partners Co. Ltd.	104,800	1,156
	Maruzen Showa Unyu Co. Ltd.	39,700	1,155
	METAWATER Co. Ltd.	59,200	1,152
	TechMatrix Corp.	60,000	1,152
	Toppan Forms Co. Ltd.	109,000	1,151
	Avex Inc.	84,100	1,151
[1]	Hioki EE Corp.	23,300	1,143
	Wakita & Co. Ltd.	118,600	1,141
	Nippon Road Co. Ltd.	15,500	1,126
	Iino Kaiun Kaisha Ltd.	224,336	1,122
	Argo Graphics Inc.	39,900	1,121
	SBS Holdings Inc.	45,300	1,113
	RS Technologies Co. Ltd.	18,400	1,109
	Exedy Corp.	77,100	1,107
	Kanematsu Electronics Ltd.	32,200	1,105
	Nohmi Bosai Ltd.	58,400	1,103
	Sinko Industries Ltd.	53,441	1,100
	T Hasegawa Co. Ltd.	58,400	1,091
	Fukushima Galilei Co. Ltd.	29,600	1,088
	Medical Data Vision Co. Ltd.	61,800	1,081
	GLOBERIDE Inc.	27,300	1,076
	Sakai Moving Service Co. Ltd.	23,600	1,076
	Broadleaf Co. Ltd.	214,500	1,075
	Aomori Bank Ltd.	51,361	1,073
	Yukiguni Maitake Co. Ltd.	60,600	1,072
	Oiles Corp.	75,208	1,071
	CRE Logistics REIT Inc.	644	1,066
	DyDo Group Holdings Inc.	22,944	1,064
	Intage Holdings Inc.	86,600	1,058
	Kaga Electronics Co. Ltd.	47,900	1,056
	Konishi Co. Ltd.	68,900	1,056
	Doutor Nichires Holdings Co. Ltd.	70,737	1,056
	Sakata INX Corp.	113,300	1,054
	Teikoku Sen-I Co. Ltd.	55,984	1,050
97

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Toyo Construction Co. Ltd.	195,600	1,049
	Nippon Thompson Co. Ltd.	176,400	1,046
	Tokai Corp.	47,400	1,043
	Koa Corp.	76,100	1,039
	Fujicco Co. Ltd.	58,605	1,030
	Zuken Inc.	37,500	1,029
[1]	Toa Corp.	45,800	1,028
	Tsukishima Kikai Co. Ltd.	92,600	1,026
	Nittetsu Mining Co. Ltd.	16,000	1,020
	Nippon Koei Co. Ltd.	37,500	1,013
[1]	GMO GlobalSign Holdings KK	18,778	1,011
	Fuji Co. Ltd.	53,400	1,009
	Elan Corp.	84,800	1,009
	KFC Holdings Japan Ltd.	38,100	1,008
	Taihei Dengyo Kaisha Ltd.	41,500	1,008
	Nippon Denko Co. Ltd.	297,590	1,005
	Obara Group Inc.	29,540	1,002
	Modec Inc.	52,588	1,002
	Furukawa Co. Ltd.	88,298	1,000
	Doshisha Co. Ltd.	59,300	998
	Mimasu Semiconductor Industry Co. Ltd.	39,000	998
	Enplas Corp.	25,953	996
	Kanto Denka Kogyo Co. Ltd.	125,800	991
	Hokuto Corp.	54,424	990
	Mizuno Corp.	49,956	986
	Shikoku Chemicals Corp.	87,600	983
	ARTERIA Networks Corp.	69,200	982
	Chofu Seisakusho Co. Ltd.	52,700	980
	Daito Pharmaceutical Co. Ltd.	30,900	980
	Daikokutenbussan Co. Ltd.	13,100	979
	LITALICO Inc.	22,700	975
	Chilled & Frozen Logistics Holdings Co. Ltd.	64,600	974
	T-Gaia Corp.	56,500	969
	Tamura Corp.	209,200	968
	Uchida Yoko Co. Ltd.	22,600	967
*	Mitsui E&S Holdings Co. Ltd.	197,600	965
	Daiichi Jitsugyo Co. Ltd.	24,900	960
	Seikagaku Corp.	104,564	960
	Takasago International Corp.	39,600	957
	Fukui Bank Ltd.	61,355	956
	Nippon Kanzai Co. Ltd.	48,100	956
	YA-MAN Ltd.	70,000	956
	Ichikoh Industries Ltd.	148,566	952
	Nissei ASB Machine Co. Ltd.	20,600	950
	JVCKenwood Corp.	436,740	949
	YAMABIKO Corp.	87,700	947
*	Aichi Steel Corp.	30,902	946
	Arcland Sakamoto Co. Ltd.	69,300	946
	Hosokawa Micron Corp.	16,600	945
*	Aoyama Trading Co. Ltd.	124,100	938
	Inageya Co. Ltd.	64,000	934
	Sinfonia Technology Co. Ltd.	70,200	931
	Japan Pulp & Paper Co. Ltd.	28,000	929
	Dai-Dan Co. Ltd.	37,100	928
	Shin-Etsu Polymer Co. Ltd.	97,700	926
	Marusan Securities Co. Ltd.	159,455	925
	Sanyo Special Steel Co. Ltd.	60,370	914
	Yondoshi Holdings Inc.	53,700	912
	Yokohama Reito Co. Ltd.	113,600	911
	Marudai Food Co. Ltd.	59,118	907
	VT Holdings Co. Ltd.	234,900	906
98

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	FULLCAST Holdings Co. Ltd.	51,946	904
	Tokushu Tokai Paper Co. Ltd.	22,400	903
	Pressance Corp.	61,148	899
	ESPEC Corp.	51,908	898
*	Matsuya Co. Ltd.	104,100	894
	Future Corp.	48,200	892
	Sanshin Electronics Co. Ltd.	48,800	890
	Meisei Industrial Co. Ltd.	126,000	882
	Sintokogio Ltd.	128,500	880
	TOC Co. Ltd.	134,946	877
	Pasona Group Inc.	49,100	877
	Tsurumi Manufacturing Co. Ltd.	55,100	872
*	Leopalace21 Corp.	630,300	871
	Kurabo Industries Ltd.	51,900	862
	Piolax Inc.	63,200	861
*	Fujio Food Group Inc.	66,000	861
	Starzen Co. Ltd.	42,200	858
	Chubu Shiryo Co. Ltd.	68,600	856
	Tokyo Electron Device Ltd.	16,500	856
	Miroku Jyoho Service Co. Ltd.	51,200	855
	Ryoyo Electro Corp.	34,642	855
	Tonami Holdings Co. Ltd.	17,600	855
	Alpen Co. Ltd.	40,000	853
*	Kappa Create Co. Ltd.	64,088	851
	Tama Home Co. Ltd.	36,700	850
	Key Coffee Inc.	44,393	839
	Sumitomo Seika Chemicals Co. Ltd.	23,600	839
	Mitsuboshi Belting Ltd.	54,700	838
	SWCC Showa Holdings Co. Ltd.	57,600	834
	J-Oil Mills Inc.	49,200	831
	PAL GROUP Holdings Co. Ltd.	58,500	827
	Miyazaki Bank Ltd.	40,793	824
*	Media Do Co. Ltd.	15,721	824
	One REIT Inc.	293	822
	IDOM Inc.	141,300	818
	Computer Engineering & Consulting Ltd.	65,970	817
	Komori Corp.	118,300	817
	Sumitomo Densetsu Co. Ltd.	38,500	817
	Toho Titanium Co. Ltd.	88,600	814
	Poletowin Pitcrew Holdings Inc.	78,500	812
	Hibiya Engineering Ltd.	47,800	811
	Tenma Corp.	38,700	811
	Torii Pharmaceutical Co. Ltd.	34,100	804
	Union Tool Co.	25,300	801
	Canon Electronics Inc.	49,794	796
	gremz Inc.	46,800	795
	Kyoei Steel Ltd.	56,712	794
	Ishihara Sangyo Kaisha Ltd.	95,300	793
	Konoike Transport Co. Ltd.	75,600	793
	Anest Iwata Corp.	88,700	791
	Daiken Corp.	41,200	777
	Qol Holdings Co. Ltd.	61,699	775
	Sanyo Electric Railway Co. Ltd.	45,484	772
	Ehime Bank Ltd.	93,400	770
	Alconix Corp.	55,814	768
	I'll Inc.	48,200	768
	Valqua Ltd.	40,400	767
	Okuwa Co. Ltd.	71,500	767
	Pacific Metals Co. Ltd.	38,608	767
	Takamatsu Construction Group Co. Ltd.	40,600	766
	Pack Corp.	30,700	766
99

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Kitanotatsujin Corp.	164,400	766
	Tokyo Kiraboshi Financial Group Inc.	70,266	764
	Toyo Tanso Co. Ltd.	38,910	763
	Eagle Industry Co. Ltd.	71,700	761
	Ines Corp.	59,200	761
	Yamashin-Filter Corp.	98,613	760
	Arcland Service Holdings Co. Ltd.	37,800	756
	Riso Kagaku Corp.	62,184	752
	Tachi-S Co. Ltd.	72,100	750
	Komatsu Matere Co. Ltd.	90,800	749
	Nichireki Co. Ltd.	57,100	749
	SB Technology Corp.	24,800	747
	Tamron Co. Ltd.	34,300	744
	Futaba Industrial Co. Ltd.	156,600	743
	Toho Zinc Co. Ltd.	35,678	743
*	Oriental Shiraishi Corp.	275,894	742
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	35,803	741
	Takara Leben Co. Ltd.	231,000	740
	Bando Chemical Industries Ltd.	113,000	738
	Okabe Co. Ltd.	109,835	736
	Katakura Industries Co. Ltd.	57,900	735
	San ju San Financial Group Inc.	61,852	734
	Denyo Co. Ltd.	40,000	732
	Geo Holdings Corp.	70,400	731
	Weathernews Inc.	15,000	731
	EM Systems Co. Ltd.	97,700	730
	Daiwa Industries Ltd.	71,000	724
	Tachibana Eletech Co. Ltd.	50,534	723
	Bank of the Ryukyus Ltd.	112,367	721
[1]	Rock Field Co. Ltd.	50,968	718
	Hoosiers Holdings	118,700	715
	Shin Nippon Air Technologies Co. Ltd.	36,200	713
	Oita Bank Ltd.	41,307	712
	Yurtec Corp.	99,400	709
	DKS Co. Ltd.	21,300	709
	DKK Co. Ltd.	30,880	708
	Kyokuyo Co. Ltd.	26,400	708
	Tosei Corp.	71,500	708
*	Digital Holdings Inc.	40,945	703
	ASKA Pharmaceutical Holdings Co. Ltd.	55,900	703
	Enigmo Inc.	61,600	701
*,1	Japan Display Inc.	1,664,500	698
	Matsuyafoods Holdings Co. Ltd.	22,100	696
	Fukui Computer Holdings Inc.	17,900	695
	G-Tekt Corp.	54,500	695
	Keiyo Co. Ltd.	106,300	695
	Sakai Chemical Industry Co. Ltd.	40,109	693
	Gakken Holdings Co. Ltd.	54,400	688
*	Kintetsu Department Store Co. Ltd.	24,500	688
	Nippon Rietec Co. Ltd.	43,100	688
*	Nippon Chemi-Con Corp.	43,581	685
	Press Kogyo Co. Ltd.	234,000	683
	Genky DrugStores Co. Ltd.	22,300	678
	Taki Chemical Co. Ltd.	12,300	677
	Mie Kotsu Group Holdings Inc.	156,900	677
	Marvelous Inc.	88,000	676
	Cawachi Ltd.	31,400	675
	LEC Inc.	64,548	675
	Sinanen Holdings Co. Ltd.	24,700	674
	JM Holdings Co. Ltd.	35,700	674
	Matsuda Sangyo Co. Ltd.	33,000	670
100

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Tanseisha Co. Ltd.	88,300	670
	Mitsui DM Sugar Holdings Co. Ltd.	40,400	668
	Oyo Corp.	55,900	668
	Toenec Corp.	19,200	668
[1]	Sourcenext Corp.	232,000	667
	Nippon Yakin Kogyo Co. Ltd.	38,679	666
	Optorun Co. Ltd.	24,900	666
	Sparx Group Co. Ltd.	254,600	666
	Stella Chemifa Corp.	24,200	661
	Nichiden Corp.	35,000	661
*	BrainPad Inc.	13,719	661
	CI Takiron Corp.	106,200	660
	Sun Frontier Fudousan Co. Ltd.	75,000	655
	Itochu-Shokuhin Co. Ltd.	14,400	650
	Link And Motivation Inc.	113,400	647
	Tosho Co. Ltd.	39,300	645
	Maxvalu Tokai Co. Ltd.	28,400	644
	Warabeya Nichiyo Holdings Co. Ltd.	36,100	643
*	Kamakura Shinsho Ltd.	51,200	643
	Furuno Electric Co. Ltd.	65,700	641
	Mitsubishi Research Institute Inc.	17,000	641
*	Starts Proceed Investment Corp.	308	640
	Goldcrest Co. Ltd.	43,980	639
*	Shindengen Electric Manufacturing Co. Ltd.	20,500	639
	Asahi Diamond Industrial Co. Ltd.	137,622	638
[1]	Sanoh Industrial Co. Ltd.	60,600	638
*,1	Atrae Inc.	41,416	637
	Riso Kyoiku Co. Ltd.	235,600	636
	Melco Holdings Inc.	16,600	631
	Sumitomo Riko Co. Ltd.	95,800	622
	Kamei Corp.	60,500	621
	Japan Medical Dynamic Marketing Inc.	32,118	621
	Koshidaka Holdings Co. Ltd.	122,308	618
	Nagatanien Holdings Co. Ltd.	30,400	615
	G-7 Holdings Inc.	23,000	613
	Proto Corp.	57,600	613
	Feed One Co. Ltd.	77,820	612
*	Vision Inc.	66,365	612
	YAKUODO Holdings Co. Ltd.	28,300	611
*,1	Open Door Inc.	33,300	610
	World Holdings Co. Ltd.	24,000	609
*	W-Scope Corp.	96,200	608
	Daido Metal Co. Ltd.	119,200	607
	Shikoku Bank Ltd.	94,940	607
	Alpha Systems Inc.	18,200	606
	Aisan Industry Co. Ltd.	85,100	602
	Aichi Bank Ltd.	23,504	601
	Icom Inc.	25,200	601
	JAC Recruitment Co. Ltd.	38,700	601
	Yamanashi Chuo Bank Ltd.	79,262	600
*	World Co. Ltd.	46,800	600
	Ebase Co. Ltd.	68,800	600
	Halows Co. Ltd.	22,300	599
	Fukuda Corp.	13,900	598
	Toyo Corp.	61,817	597
	Shinko Shoji Co. Ltd.	87,100	596
	Hodogaya Chemical Co. Ltd.	15,300	595
*	LIFULL Co. Ltd.	165,500	592
	Osaki Electric Co. Ltd.	112,600	589
*	Kanagawa Chuo Kotsu Co. Ltd.	17,700	587
	Riken Technos Corp.	132,700	585
101

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Vital KSK Holdings Inc.	90,700	583
*	Iseki & Co. Ltd.	40,887	582
	Tekken Corp.	34,800	582
	Japan Transcity Corp.	128,192	582
*	Airtrip Corp.	28,618	582
	Nichiban Co. Ltd.	34,300	581
	Tayca Corp.	46,232	581
*	Istyle Inc.	132,500	578
	Nippon Parking Development Co. Ltd.	403,300	576
	Takara Leben Real Estate Investment Corp.	543	576
	TSI Holdings Co. Ltd.	193,600	575
	Sumida Corp.	56,109	573
*	KLab Inc.	81,060	570
	Shinwa Co. Ltd.	30,900	569
	Topy Industries Ltd.	46,979	569
	CONEXIO Corp.	44,800	569
	AOKI Holdings Inc.	102,004	567
	Cosel Co. Ltd.	58,400	567
	Fujiya Co. Ltd.	28,900	567
	Rheon Automatic Machinery Co. Ltd.	53,615	567
	Nihon Chouzai Co. Ltd.	34,900	566
	JDC Corp.	103,300	566
	Kenko Mayonnaise Co. Ltd.	35,300	560
*	Mitsuba Corp.	92,824	560
	Akita Bank Ltd.	44,500	559
	Fudo Tetra Corp.	32,820	559
*	Vector Inc.	65,100	559
	Teikoku Electric Manufacturing Co. Ltd.	46,000	558
	Foster Electric Co. Ltd.	51,985	556
	NS United Kaiun Kaisha Ltd.	26,600	556
	Yonex Co. Ltd.	101,100	556
	Ichiyoshi Securities Co. Ltd.	96,700	549
	ZIGExN Co. Ltd.	150,100	549
	Amuse Inc.	26,700	548
	Studio Alice Co. Ltd.	25,700	546
	Aichi Corp.	69,900	545
	FIDEA Holdings Co. Ltd.	479,200	544
	Yorozu Corp.	49,976	542
	Ubicom Holdings Inc.	18,700	542
*	Sankyo Tateyama Inc.	72,000	541
	CTS Co. Ltd.	69,742	540
	Shinnihon Corp.	69,800	540
*	Unitika Ltd.	154,800	540
	Moriroku Holdings Co. Ltd.	29,100	538
	Happinet Corp.	39,600	535
	Ryoden Corp.	35,500	532
	Fixstars Corp.	58,700	524
	BRONCO BILLY Co. Ltd.	24,200	523
	Akatsuki Inc.	14,200	520
	Riken Vitamin Co. Ltd.	41,700	519
	Advan Co. Ltd.	60,400	515
	Chiyoda Co. Ltd.	64,200	515
	Chiyoda Integre Co. Ltd.	30,000	515
	Kojima Co. Ltd.	63,300	514
	Nihon Nohyaku Co. Ltd.	102,400	512
	Mori Trust Hotel REIT Inc.	410	512
	Kyodo Printing Co. Ltd.	20,600	509
	Towa Bank Ltd.	91,400	508
	Sanei Architecture Planning Co. Ltd.	28,800	508
	CMK Corp.	126,600	507
	Nitto Kohki Co. Ltd.	28,100	506
102

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Riken Corp.	23,600	506
	Hito Communications Holdings Inc.	26,766	506
	Dai Nippon Toryo Co. Ltd.	64,600	505
	Tatsuta Electric Wire and Cable Co. Ltd.	92,400	504
	GCA Corp.	68,000	504
	Nissin Sugar Co. Ltd.	31,325	504
	Onoken Co. Ltd.	42,100	503
	ST Corp.	30,300	502
	JSP Corp.	30,700	500
	Central Security Patrols Co. Ltd.	18,595	499
	Chukyo Bank Ltd.	32,600	499
	Aiphone Co. Ltd.	31,600	496
*	RPA Holdings Inc.	72,830	496
	Arakawa Chemical Industries Ltd.	44,600	493
*	Sagami Holdings Corp.	52,496	492
	Elematec Corp.	43,300	487
	Yahagi Construction Co. Ltd.	67,700	487
	K&O Energy Group Inc.	37,200	487
	Toyo Kanetsu KK	21,200	486
	MTI Ltd.	70,000	483
	Shibusawa Warehouse Co. Ltd.	25,309	483
	Kanaden Corp.	46,900	482
	Fuji Pharma Co. Ltd.	43,800	480
	Rokko Butter Co. Ltd.	33,000	480
	Kurimoto Ltd.	30,800	478
*	Roland DG Corp.	30,700	477
	Kyosan Electric Manufacturing Co. Ltd.	129,100	476
	France Bed Holdings Co. Ltd.	57,600	476
	Xebio Holdings Co. Ltd.	59,708	473
	Maezawa Kyuso Industries Co. Ltd.	47,000	472
*,1	FDK Corp.	36,714	471
	Torishima Pump Manufacturing Co. Ltd.	58,500	471
	Koatsu Gas Kogyo Co. Ltd.	73,900	467
	Hochiki Corp.	40,100	465
	Kansai Super Market Ltd.	49,100	464
	Achilles Corp.	36,300	464
	Tokyo Energy & Systems Inc.	54,100	464
[1]	J Trust Co. Ltd.	210,800	463
	Kawada Technologies Inc.	11,500	462
	ES-Con Japan Ltd.	68,100	458
	Toa Corp. (XTKS)	58,900	458
	Asahi Co. Ltd.	33,500	449
	Kyokuto Securities Co. Ltd.	61,100	449
	SRA Holdings	19,100	449
	Neturen Co. Ltd.	90,200	448
	Yushin Precision Equipment Co. Ltd.	55,200	446
*	Samty Residential Investment Corp.	411	444
	WDB Holdings Co. Ltd.	20,712	442
	JP-Holdings Inc.	155,400	441
*	OSAKA Titanium Technologies Co. Ltd.	50,800	440
	Hokkaido Gas Co. Ltd.	30,800	439
	Sankyo Seiko Co. Ltd.	93,397	435
[1]	Ministop Co. Ltd.	33,100	432
	Krosaki Harima Corp.	10,600	429
	Tomoku Co. Ltd.	26,300	428
	Fuso Pharmaceutical Industries Ltd.	19,700	426
	Nippon Beet Sugar Manufacturing Co. Ltd.	29,200	426
*,1	WATAMI Co. Ltd.	49,000	426
	KeePer Technical Laboratory Co. Ltd.	19,936	424
	Tochigi Bank Ltd.	261,512	417
	ASAHI YUKIZAI Corp.	33,211	415
103

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Bank of Saga Ltd.	33,500	415
*,1	PIA Corp.	15,900	415
	Shimizu Bank Ltd.	28,600	415
	Nihon Trim Co. Ltd.	11,900	414
	Hisaka Works Ltd.	54,100	413
	Honeys Holdings Co. Ltd.	41,790	407
	Pronexus Inc.	39,035	406
	Zuiko Corp.	41,300	404
	FAN Communications Inc.	111,900	399
	Godo Steel Ltd.	24,700	397
	Ateam Inc.	24,700	397
	Nippon Sharyo Ltd.	18,500	395
	Chori Co. Ltd.	28,700	394
	Michinoku Bank Ltd.	42,800	392
	Seika Corp.	25,800	392
	I-PEX Inc.	22,900	391
	Taisei Lamick Co. Ltd.	15,600	390
	Tsutsumi Jewelry Co. Ltd.	18,200	388
*	Toho Co. Ltd.	24,500	387
*	Kourakuen Holdings Corp.	26,400	386
	Chuo Spring Co. Ltd.	43,600	384
*	Toa Oil Co. Ltd.	15,400	382
*	Gurunavi Inc.	66,500	382
	NEC Capital Solutions Ltd.	20,400	379
	Nihon Tokushu Toryo Co. Ltd.	40,500	377
	Takaoka Toko Co. Ltd.	27,400	376
	Nissin Corp.	30,400	367
	Wowow Inc.	15,000	366
	Nippon Coke & Engineering Co. Ltd.	398,600	365
	SMK Corp.	15,200	364
	Okura Industrial Co. Ltd.	20,700	363
	Sekisui Kasei Co. Ltd.	69,300	363
	Mars Group Holdings Corp.	25,000	361
	CAC Holdings Corp.	27,600	359
	Hakuto Co. Ltd.	31,500	359
	Osaka Steel Co. Ltd.	31,000	355
	PC Depot Corp.	84,840	352
*	Heroz Inc.	14,100	352
	Shin Nippon Biomedical Laboratories Ltd.	53,000	351
	Ohara Inc.	24,388	351
	CMIC Holdings Co. Ltd.	23,900	350
*	Akebono Brake Industry Co. Ltd.	206,583	349
*	Fujita Kanko Inc.	20,300	347
	Hokkan Holdings Ltd.	26,800	347
	Kanamic Network Co. Ltd.	56,600	346
	Central Sports Co. Ltd.	15,675	339
*	Gunosy Inc.	37,700	339
	Kita-Nippon Bank Ltd.	20,600	336
	Taiho Kogyo Co. Ltd.	37,900	335
*	COOKPAD Inc.	123,500	335
	Aeon Fantasy Co. Ltd.	18,100	332
	Artnature Inc.	54,800	332
	Tv Tokyo Holdings Corp.	16,000	324
	Shimojima Co. Ltd.	29,900	316
	Fujikura Kasei Co. Ltd.	62,300	303
	Inaba Seisakusho Co. Ltd.	22,200	298
	Corona Corp. Class A	34,900	297
*	Tokyo Base Co. Ltd.	46,700	293
*,1	KNT-CT Holdings Co. Ltd.	30,900	292
[1]	Tokyo Individualized Educational Institute Inc.	55,312	290
	Nisso Corp.	44,600	290
104

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Sac's Bar Holdings Inc.	50,650	289
	Kitano Construction Corp.	13,000	283
	Gun-Ei Chemical Industry Co. Ltd.	12,900	281
	Oro Co. Ltd.	8,367	272
	Airport Facilities Co. Ltd.	48,700	271
	Takihyo Co. Ltd.	15,800	270
	Tokyo Rakutenchi Co. Ltd.	6,900	270
	Japan Best Rescue System Co. Ltd.	41,965	270
	Takamiya Co. Ltd.	56,000	264
	Fibergate Inc.	19,049	263
*	Chuetsu Pulp & Paper Co. Ltd.	23,500	262
*,1	TerraSky Co. Ltd.	9,610	249
	Gecoss Corp.	29,900	245
[1]	Furukawa Battery Co. Ltd.	16,055	237
*	Daisyo Corp.	25,700	235
*	Jamco Corp.	27,000	227
	Airtech Japan Ltd.	20,800	224
*	CHIMNEY Co. Ltd.	20,000	221
	Cleanup Corp.	43,800	213
*	Japan Cash Machine Co. Ltd.	35,200	189
	Linical Co. Ltd.	28,300	183
*	Right On Co. Ltd.	28,800	177
	Nakayama Steel Works Ltd.	41,900	166
	Aeon Hokkaido Corp.	16,400	162
*,1	Laox Co. Ltd.	69,500	115
*	Robot Home Inc.	48,900	76
			1,502,925
Kuwait (0.1%)
	National Industries Group Holding SAK	4,676,969	3,364
*	Warba Bank KSCP	3,870,665	3,242
	Qurain Petrochemical Industries Co.	1,863,127	2,656
*	Kuwait International Bank KSCP	1,527,608	1,098
	Kuwait Projects Co. Holding KSCP	1,735,202	903
*	Alimtiaz Investment Group KSC	1,872,234	788
	Integrated Holding Co. KCSC	392,487	534
			12,585
Malaysia (0.8%)
	Inari Amertron Bhd.	8,489,700	7,124
	Kossan Rubber Industries	4,671,000	5,051
	TIME dotCom Bhd.	1,323,200	4,482
	Frontken Corp. Bhd.	5,864,550	4,480
	Bursa Malaysia Bhd.	2,041,054	4,200
*	My EG Services Bhd.	8,224,400	3,905
	VS Industry Bhd.	5,273,675	3,571
	Carlsberg Brewery Malaysia Bhd.	614,500	3,431
	Genting Plantations Bhd.	1,581,373	3,367
	IGB REIT	6,928,000	2,958
	Sunway REIT	7,920,700	2,899
*	Pentamaster Corp. Bhd.	2,025,050	2,872
	Heineken Malaysia Bhd.	422,500	2,658
	D&O Green Technologies Bhd.	2,138,200	2,437
	Malaysian Pacific Industries Bhd.	257,500	2,434
	Malakoff Corp. Bhd.	11,525,200	2,376
	Axis REIT	3,690,600	1,774
	Sunway Bhd.	4,237,188	1,674
	Scientex Bhd.	1,616,800	1,654
	Yinson Holdings Bhd.	1,274,100	1,622
*	YTL Power International Bhd.	9,030,200	1,598
	KPJ Healthcare Bhd.	6,263,200	1,559
	ViTrox Corp. Bhd.	360,900	1,414
105

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Mega First Corp. Bhd.	785,000	1,395
	UWC Bhd.	892,600	1,299
	Serba Dinamik Holdings Bhd.	3,105,316	1,254
[2]	Lotte Chemical Titan Holding Bhd.	1,495,605	1,177
	Magnum Bhd.	2,115,492	1,089
	Berjaya Sports Toto Bhd.	2,172,057	1,082
	DRB-Hicom Bhd.	2,292,227	1,065
*	Berjaya Corp. Bhd.	11,511,863	941
*	Bumi Armada Bhd.	8,982,200	891
*	SP Setia Bhd. Group	3,475,300	874
*	Malaysia Building Society Bhd.	5,657,600	869
	AEON Credit Service M Bhd.	261,200	790
*	Sapura Energy Bhd.	23,376,000	762
	Syarikat Takaful Malaysia Keluarga Bhd.	688,500	749
	Cahya Mata Sarawak Bhd.	1,429,200	714
	Padini Holdings Bhd.	954,100	675
	Malaysian Resources Corp. Bhd.	5,703,538	626
	BerMaz Auto Bhd.	1,701,440	615
	Leong Hup International Bhd.	3,434,200	595
*	UEM Sunrise Bhd.	4,211,200	436
*	Velesto Energy Bhd.	10,046,880	401
*	WCT Holdings Bhd.	2,307,972	293
	Muhibbah Engineering M Bhd.	943,700	230
*	Pos Malaysia Bhd.	978,900	209
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	2,470,020	51
*	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	878,820	42
*	Sunway Bhd. Warrants Exp. 10/3/24	385,748	37
*	BIMB Holdings Bhd. Warrants Exp. 12/4/23	154,640	14
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	430,554	13
	Frontken Warrants Exp. 4/27/22	1,954,850	—
			88,728
Mexico (0.4%)
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	3,245,008	5,272
	PLA Administradora Industrial S de RL de CV	3,458,263	5,263
	Corp. Inmobiliaria Vesta SAB de CV	2,656,442	5,177
	Bolsa Mexicana de Valores SAB de CV	2,038,166	4,522
[2]	Macquarie Mexico Real Estate Management SA de CV	3,520,102	4,177
	Prologis Property Mexico SA de CV	1,690,203	3,624
*	Genomma Lab Internacional SAB de CV Class B	3,412,952	3,410
	Regional SAB de CV	641,800	3,260
[2]	Banco del Bajio SA	1,928,300	3,058
	La Comer SAB de CV	1,273,995	2,375
*	Alsea SAB de CV	1,388,500	2,259
	Grupo Comercial Chedraui SA de CV	1,226,000	1,903
*	Gentera SAB de CV	2,986,225	1,501
	Grupo Herdez SAB de CV	562,683	1,184
*	Axtel SAB de CV	3,495,008	937
*	Grupo Rotoplas SAB de CV	468,168	823
[2]	Nemak SAB de CV	2,032,740	596
*	Unifin Financiera SAB de CV	510,491	592
*	Credito Real SAB de CV SOFOM ER	733,813	331
			50,264
Netherlands (1.3%)
	BE Semiconductor Industries NV	244,461	19,744
	Corbion NV	210,315	12,316
	Arcadis NV	260,116	10,941
	SBM Offshore NV	558,270	9,691
	PostNL NV	1,773,551	9,264
	Boskalis Westminster	287,769	9,185
	APERAM SA	168,543	8,723
106

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	OCI NV	352,488	8,215
	TKH Group NV GDR	158,327	7,551
*,2	Basic-Fit NV	153,222	6,897
*,2	Intertrust NV	319,375	5,913
	Eurocommercial Properties NV GDR	190,868	4,937
*	Accell Group NV	92,322	4,762
	AMG Advanced Metallurgical Group NV	117,375	4,496
*	Sligro Food Group NV	134,277	4,258
[2]	Flow Traders	98,200	4,055
*	Fugro NV GDR	327,635	3,411
	NSI NV	78,540	3,193
*,2	Alfen Beheer BV	34,797	2,765
*	TomTom NV	294,256	2,583
*	Koninklijke BAM Groep NV	915,183	2,534
	Wereldhave NV	107,483	1,857
	Vastned Retail NV	47,284	1,419
[2]	B&S Group Sarl	66,550	715
*	Brunel International NV	53,114	710
	ForFarmers NV	80,814	538
*,3	SNS Reaal	96,364	—
			150,673
New Zealand (0.7%)
	Chorus Ltd.	1,658,960	8,048
	Summerset Group Holdings Ltd.	854,606	7,431
	EBOS Group Ltd.	317,937	6,771
	Goodman Property Trust	4,190,485	6,679
	Precinct Properties New Zealand Ltd.	4,381,141	5,164
	Freightways Ltd.	645,288	5,138
	Genesis Energy Ltd.	2,080,935	5,116
	Argosy Property Ltd.	3,727,029	3,956
*	Z Energy Ltd.	1,956,884	3,744
	Vital Healthcare Property Trust	1,637,638	3,439
	Kathmandu Holdings Ltd.	2,710,849	2,808
*	Pushpay Holdings Ltd.	2,048,292	2,682
	Vector Ltd.	688,322	2,051
	Arvida Group Ltd.	1,404,366	1,804
	Heartland Group Holdings Ltd.	1,092,797	1,412
*	Pacific Edge Ltd.	1,419,950	1,165
*	Vista Group International Ltd.	557,632	973
	Scales Corp. Ltd.	282,264	921
	Oceania Healthcare Ltd.	933,667	899
*	Restaurant Brands New Zealand Ltd.	84,391	790
*	Tourism Holdings Ltd.	373,517	688
*	Synlait Milk Ltd.	258,581	606
*	SKY Network Television Ltd.	4,515,633	549
	Skellerup Holdings Ltd.	125,941	418
			73,252
Norway (1.5%)
	Storebrand ASA	1,674,708	15,985
	Bakkafrost P/F	182,660	14,471
*	NEL ASA	4,916,608	14,236
*	Nordic Semiconductor ASA	567,894	13,998
[2]	Entra ASA	600,093	13,553
	Subsea 7 SA	898,327	9,083
	Borregaard ASA	375,957	8,273
	SpareBank 1 SR-Bank ASA	635,861	8,214
*	Kongsberg Gruppen ASA	284,972	7,192
	TGS NOPEC Geophysical Co. ASA	451,433	6,820
*	SpareBank 1 SMN	479,058	6,457
*	Norwegian Finans Holding ASA	557,955	6,155
107

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Atea ASA	317,228	6,077
	Veidekke ASA	389,749	5,985
[2]	Sbanken ASA	343,173	4,264
	Austevoll Seafood ASA	325,533	4,155
[2]	Elkem ASA	985,004	3,615
	Frontline Ltd.	371,326	2,843
*	Grieg Seafood ASA	234,288	2,328
*,2	Crayon Group Holding ASA	116,889	1,889
[2]	BW LPG Ltd.	236,760	1,752
*	Hexagon Composites ASA	275,828	1,618
*	DNO ASA	1,290,421	1,506
	Bonheur ASA	53,859	1,447
*	Sparebank 1 Oestlandet	79,193	1,103
	Stolt-Nielsen Ltd.	68,425	1,026
	Norway Royal Salmon ASA	41,019	975
	BW Offshore Ltd.	237,012	948
*	Wallenius Wilhelmsen ASA	273,516	914
*	BW Energy Ltd.	163,122	539
	Ocean Yield ASA	143,546	515
			167,936
Pakistan (0.2%)
*	Lucky Cement Ltd.	752,935	4,109
	Engro Corp. Ltd.	1,195,097	2,304
	Hub Power Co. Ltd.	4,563,087	2,229
	MCB Bank Ltd.	1,860,210	1,966
	Searle Co. Ltd.	895,377	1,328
	Pakistan State Oil Co. Ltd.	944,998	1,306
	Pakistan Oilfields Ltd.	368,397	848
	Bank Alfalah Ltd.	3,815,256	718
	Engro Fertilizers Ltd.	1,631,961	712
	United Bank Ltd.	845,938	696
	Millat Tractors Ltd.	87,379	594
*	DG Khan Cement Co. Ltd.	613,586	442
*	Fauji Cement Co. Ltd.	2,884,307	429
	Nishat Mills Ltd.	638,126	358
	SUI Northern Gas Pipeline	1,365,443	338
	Kot Addu Power Co. Ltd.	1,328,108	329
*	National Bank of Pakistan	1,415,000	303
*	SUI Southern Gas Co. Ltd.	3,450,369	268
			19,277
Philippines (0.2%)
	Security Bank Corp.	1,810,439	4,334
	Robinson's Land Corp.	8,075,497	2,743
	Robinsons Retail Holdings Inc.	2,382,250	2,599
	Wilcon Depot Inc.	3,792,400	1,385
	First Gen Corp.	2,037,315	1,315
	Century Pacific Food Inc.	2,825,900	1,173
	AC Energy Corp.	7,796,700	1,101
*	Manila Water Co. Inc.	3,054,585	934
	Nickel Asia Corp.	7,944,874	914
	D&L Industries Inc.	5,706,000	855
	Vista Land & Lifescapes Inc.	10,577,100	772
	Filinvest Land Inc.	26,483,400	599
*	Cebu Air Inc.	519,080	522
*,2	CEMEX Holdings Philippines Inc.	16,558,435	399
			19,645
Poland (0.4%)
*	PGE Polska Grupa Energetyczna SA	2,476,800	6,590
*	Orange Polska SA	2,529,029	4,542
*	Asseco Poland SA	213,800	3,967
108

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Grupa Lotos SA	307,912	3,873
	Kernel Holding SA	244,372	3,285
*	Tauron Polska Energia SA	3,560,711	3,172
*	mBank SA	48,682	3,011
*	KRUK SA	62,066	2,980
*	Alior Bank SA	335,989	2,489
*	CCC SA	76,288	2,062
*	Bank Millennium SA	1,581,634	1,727
*	AmRest Holdings SE	191,854	1,595
*	Enea SA	580,545	1,288
*,1	Grupa Azoty SA	128,641	1,261
*	Jastrzebska Spolka Weglowa SA	150,139	1,196
	Eurocash SA	266,375	1,029
*	Bank Handlowy w Warszawie SA	89,920	962
*	Warsaw Stock Exchange	75,126	924
*	Ciech SA	70,883	729
*	Mercator Medical SA	9,603	615
*,3	getBACK SA	103,234	102
			47,399
Portugal (0.2%)
*	Banco Comercial Portugues SA Class R	29,099,853	4,351
	Navigator Co. SA	1,134,469	3,823
*	REN - Redes Energeticas Nacionais SGPS SA	1,236,286	3,620
	CTT-Correios de Portugal SA	758,206	3,456
	NOS SGPS SA	865,794	3,282
*	Sonae SGPS SA	2,572,604	2,408
*	Altri SGPS SA	193,490	1,511
	Corticeira Amorim SGPS SA	89,764	1,095
*	Semapa-Sociedade de Investimento e Gestao	64,040	930
*	Mota-Engil SGPS SA	229,355	385
			24,861
Qatar (0.0%)
*	Gulf International Services QSC	4,082,207	1,749
	Al Meera Consumer Goods Co. QSC	256,746	1,357
	Medicare Group	364,165	948
			4,054
Romania (0.0%)
	Societatea Nationala Nuclearelectrica SA	145,074	972
Russia (0.1%)
[2]	Detsky Mir PJSC	3,065,763	6,143
	Mechel PJSC Preference Shares	906,420	932
	LSR Group PJSC Class A	85,850	918
*	OGK-2 PJSC	54,519,850	572
	Rosseti Lenenergo PJSC Preference Shares	253,200	539
*	Mechel PJSC	503,282	486
	TGC-1 PJSC	2,060,900,000	326
*	ENEL RUSSIA PJSC	24,680,000	257
			10,173
Saudi Arabia (0.4%)
*	National Agriculture Development Co.	354,447	3,837
	Arriyadh Development Co.	631,943	3,801
	Aldrees Petroleum and Transport Services Co.	223,179	3,754
	United Electronics Co.	77,826	2,495
	Saudi Chemical Co. Holding	228,873	2,309
*	Aseer Trading Tourism & Manufacturing Co.	311,090	1,999
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	157,075	1,873
	Eastern Province Cement Co.	138,164	1,789
	City Cement Co.	194,888	1,625
	Jadwa REIT Saudi Fund	388,515	1,594
109

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Arabian Cement Co.	141,161	1,588
*	Methanol Chemicals Co.	403,678	1,550
	Najran Cement Co.	223,452	1,448
	Al Hammadi Co. for Development and Investment	156,914	1,435
*	Saudi Ceramic Co.	103,152	1,374
*	Saudi Real Estate Co.	226,942	1,162
	Northern Region Cement Co.	237,370	1,118
*	Leejam Sports Co. JSC	54,898	1,082
*	Saudi Public Transport Co.	163,910	1,059
	United International Transportation Co.	93,094	1,058
*	Dur Hospitality Co.	116,375	993
*	National Gas & Industrialization Co.	94,570	930
*	Middle East Healthcare Co.	93,206	929
*	National Medical Care Co.	57,256	878
	Herfy Food Services Co.	52,149	846
	Astra Industrial Group	94,053	787
*	Al Jouf Cement Co.	191,752	712
	Hail Cement Co.	131,718	676
	Bawan Co.	68,299	662
*	Tabuk Cement Co.	117,247	627
*	Mediterranean & Gulf Insurance & Reinsurance Co.	89,527	588
*	Zamil Industrial Investment Co.	77,518	545
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	71,167	424
			47,547
Singapore (0.7%)
	Frasers Centrepoint Trust	4,149,108	7,560
	Keppel Infrastructure Trust	12,792,946	5,281
	Parkway Life REIT	1,669,681	5,231
	Manulife U.S. REIT	5,854,588	4,447
	Haw Par Corp. Ltd.	444,100	4,402
	Ascendas India Trust	3,912,000	4,168
	CDL Hospitality Trusts	3,796,713	3,561
	ARA LOGOS Logistics Trust	5,974,508	3,473
	CapitaLand China Trust	3,233,499	3,349
	ESR-REIT	10,345,179	3,224
	Raffles Medical Group Ltd.	3,656,784	3,159
	Starhill Global REIT	7,154,408	3,030
	Keppel Pacific Oak U.S. REIT	3,987,600	2,970
	First Resources Ltd.	2,484,929	2,856
	AIMS APAC REIT	2,637,400	2,775
	Cromwell European REIT	3,577,700	2,047
	Riverstone Holdings Ltd.	1,721,300	1,874
	OUE Commercial REIT	5,832,509	1,773
	AEM Holdings Ltd.	538,200	1,653
*	Thomson Medical Group Ltd.	19,788,100	1,499
	Lendlease Global Commercial REIT	2,395,200	1,465
	Prime U.S. REIT	1,583,869	1,369
	Sheng Siong Group Ltd.	1,153,400	1,341
	Far East Hospitality Trust	2,631,600	1,243
	SPH REIT	1,684,900	1,121
	Frasers Hospitality Trust	2,151,500	896
	Sabana Shari'ah Compliant Industrial REIT	2,670,000	842
*	COSCO Shipping International Singapore Co. Ltd.	3,208,700	794
*	Lippo Malls Indonesia Retail Trust	14,785,680	766
[3]	Best World International Ltd.	751,600	733
	First REIT	2,824,272	551
	Asian Pay Television Trust	4,683,150	394
*	Yoma Strategic Holdings Ltd.	3,343,619	378
	Silverlake Axis Ltd.	2,018,829	371
	Bumitama Agri Ltd.	855,000	305
*,3	Eagle Hospitality Trust	2,004,300	275
110

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*,3	Hyflux Ltd.	1,145,286	181
*,3	Noble Group Ltd.	1,804,400	110
*,1,3	Ezra Holdings Ltd.	4,500,399	37
*,1	Ezion Holdings Ltd. Warrants Exp. 4/16/23	2,195,796	—
			81,504
South Africa (0.6%)
*	Transaction Capital Ltd.	2,351,622	5,318
	Motus Holdings Ltd.	671,292	4,207
	Royal Bafokeng Platinum Ltd.	520,474	3,940
	AECI Ltd.	533,533	3,739
	JSE Ltd.	417,878	3,376
*	Super Group Ltd.	1,728,529	3,356
	Imperial Logistics Ltd.	921,941	3,014
*,1	Steinhoff International Holdings NV	15,867,450	2,394
	Investec Property Fund Ltd.	3,132,473	2,378
	Equites Property Fund Ltd.	1,456,681	2,034
*	KAP Industrial Holdings Ltd.	6,666,184	1,862
	DRDGOLD Ltd.	1,830,127	1,819
	Vukile Property Fund Ltd.	2,354,391	1,809
	Hyprop Investments Ltd.	850,119	1,784
*	Bytes Technology Group plc	236,220	1,581
*	Omnia Holdings Ltd.	433,072	1,522
	Reunert Ltd.	424,509	1,425
	Irongate Group	1,349,604	1,407
	Advtech Ltd.	1,418,201	1,349
	MAS Real Estate Inc.	1,113,245	1,324
	Zeder Investments Ltd.	5,782,404	1,259
	Cashbuild Ltd.	54,154	1,144
*	EPP NV	1,242,747	1,011
	SA Corporate Real Estate Ltd.	6,867,775	1,006
*	Massmart Holdings Ltd.	271,193	1,005
	Astral Foods Ltd.	104,007	991
*	Attacq Ltd.	1,912,512	964
*	DataTec Ltd.	485,178	953
*	Wilson Bayly Holmes-Ovcon Ltd.	121,725	900
	Raubex Group Ltd.	452,840	824
*	Famous Brands Ltd.	200,248	799
	Emira Property Fund Ltd.	949,565	650
	Hudaco Industries Ltd.	84,261	639
*	Tsogo Sun Gaming Ltd.	1,377,734	617
*	Long4Life Ltd.	1,942,901	559
*	Curro Holdings Ltd.	707,664	559
*,1	Sun International Ltd.	527,318	549
*	Hosken Consolidated Investments Ltd.	124,644	534
	Adcock Ingram Holdings Ltd.	167,060	497
*	Blue Label Telecoms Ltd.	1,662,282	493
	Allied Electronics Corp. Ltd. Class A	600,611	490
	Alexander Forbes Group Holdings Ltd.	1,818,457	478
*,1	Brait plc	2,011,959	369
*,3	Great Basin Gold Ltd.	345,634	—
			66,928
South Korea (4.8%)
	Hansol Chemical Co. Ltd.	32,890	7,280
	Hyosung TNC Corp.	11,061	7,161
	DB HiTek Co. Ltd.	134,942	6,664
	WONIK IPS Co. Ltd.	139,087	6,308
*	Genexine Inc.	66,276	6,038
*	KMW Co. Ltd.	113,236	5,825
	Koh Young Technology Inc.	226,395	5,640
*	Pearl Abyss Corp.	110,850	5,601
111

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	L&F Co. Ltd.	68,157	5,521
	Ecopro BM Co. Ltd.	34,001	5,505
	SK Materials Co. Ltd.	17,930	5,402
	KIWOOM Securities Co. Ltd.	45,283	5,362
	Meritz Securities Co. Ltd.	1,231,064	5,337
[3]	Ecopro Co. Ltd.	78,591	5,253
	Com2uSCorp	38,838	5,130
	Douzone Bizon Co. Ltd.	67,879	5,129
	LEENO Industrial Inc.	34,912	5,089
	CS Wind Corp.	73,681	5,062
	Pan Ocean Co. Ltd.	759,167	4,982
	Youngone Corp.	124,486	4,897
*	Cellivery Therapeutics Inc.	44,190	4,551
	Iljin Materials Co. Ltd.	73,175	4,521
	Meritz Fire & Marine Insurance Co. Ltd.	250,123	4,484
*	Doosan Fuel Cell Co. Ltd.	109,455	4,411
*	Hyundai Bioscience Co. Ltd.	117,040	4,373
	JB Financial Group Co. Ltd.	648,832	4,257
	Kolon Industries Inc.	77,841	4,212
	Hyundai Elevator Co. Ltd.	102,531	4,170
	Soulbrain Co. Ltd.	12,673	4,029
[3]	F&F Co. Ltd.	24,880	4,016
	Dongkuk Steel Mill Co. Ltd.	184,882	3,960
*	Kakao Games Corp.	80,103	3,887
*	Hyundai Rotem Co. Ltd.	212,607	3,843
*	Hugel Inc.	23,047	3,817
	Kolmar Korea Co. Ltd.	75,955	3,806
*	Hyosung Advanced Materials Corp.	10,954	3,766
	Eo Technics Co. Ltd.	35,464	3,723
	Dongjin Semichem Co. Ltd.	126,670	3,489
	JYP Entertainment Corp.	116,447	3,435
	Chong Kun Dang Pharmaceutical Corp.	27,286	3,395
*	MedPacto Inc.	47,260	3,348
	Green Cross Holdings Corp.	101,711	3,332
	Daishin Securities Co. Ltd.	189,709	3,301
*	Chabiotech Co. Ltd.	194,918	3,301
	LS Electric Co. Ltd.	64,217	3,274
*	ST Pharm Co. Ltd.	31,881	3,260
	Korean Reinsurance Co.	382,574	3,151
*	Cosmax Inc.	28,732	3,125
*	Hanall Biopharma Co. Ltd.	151,004	3,116
*	Pharmicell Co. Ltd.	207,094	3,077
*	Enzychem Lifesciences Corp.	26,671	2,961
*	Oscotec Inc.	89,404	2,948
*	LegoChem Biosciences Inc.	64,064	2,932
	Bukwang Pharmaceutical Co. Ltd.	149,365	2,898
	Seoul Semiconductor Co. Ltd.	171,269	2,883
*	HLB Life Science Co. Ltd.	295,310	2,874
*	Vaxcell-Bio Therapeutics Co. Ltd.	35,425	2,871
	SFA Engineering Corp.	76,271	2,861
*	NEPES Corp.	79,224	2,830
	NICE Information Service Co. Ltd.	143,806	2,824
	LOTTE REIT Co. Ltd.	568,580	2,763
*	Mezzion Pharma Co. Ltd.	20,218	2,741
	Innocean Worldwide Inc.	50,637	2,726
	DongKook Pharmaceutical Co. Ltd.	106,475	2,708
	Samwha Capacitor Co. Ltd.	46,226	2,667
*	Hyosung Chemical Corp.	7,345	2,662
	GS Home Shopping Inc.	19,720	2,630
	TK Corp.	263,304	2,587
*	CJ CGV Co. Ltd.	109,228	2,557
112

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	GemVax & Kael Co. Ltd.	136,253	2,495
	Osstem Implant Co. Ltd.	31,167	2,480
	Korea Petrochemical Ind Co. Ltd.	8,757	2,463
	Hyundai Corp.	127,504	2,455
	Hyundai Greenfood Co. Ltd.	280,698	2,450
	Taekwang Industrial Co. Ltd.	2,618	2,450
*	Binex Co. Ltd.	93,970	2,442
*	SM Entertainment Co. Ltd.	88,443	2,394
	Samyang Holdings Corp.	18,952	2,379
	Daewoong Co. Ltd.	72,559	2,357
*	Amicogen Inc.	75,824	2,322
*	Sam Chun Dang Pharm Co. Ltd.	50,030	2,320
	Sebang Global Battery Co. Ltd.	28,980	2,242
	Tokai Carbon Korea Co. Ltd.	12,688	2,221
	Hyundai Home Shopping Network Corp.	31,372	2,218
	Park Systems Corp.	16,737	2,175
	SK Discovery Co. Ltd.	41,683	2,158
	AfreecaTV Co. Ltd.	26,901	2,152
	Hanmi Semiconductor Co. Ltd.	69,125	2,128
*	Kumho Tire Co. Inc.	581,650	2,099
	IS Dongseo Co. Ltd.	35,014	2,098
	Hanjin Transportation Co. Ltd.	59,045	2,089
*	GeneOne Life Science Inc.	131,048	2,048
	Hyosung Corp.	22,811	2,033
*	Ace Technologies Corp.	126,451	2,032
	Silicon Works Co. Ltd.	23,344	1,997
	Chunbo Co. Ltd.	12,316	1,997
*	Innox Advanced Materials Co. Ltd.	39,094	1,960
*	iNtRON Biotechnology Inc.	94,586	1,947
*	Hyundai Construction Equipment Co. Ltd.	38,535	1,925
	Daewoong Pharmaceutical Co. Ltd.	16,097	1,920
	Huchems Fine Chemical Corp.	96,002	1,868
*	Yungjin Pharmaceutical Co. Ltd.	316,309	1,840
	Hanwha Systems Co. Ltd.	118,412	1,831
*	ABLBio Inc.	94,862	1,821
	Daejoo Electronic Materials Co. Ltd.	40,235	1,818
*	Hanwha Investment & Securities Co. Ltd.	383,737	1,792
*	Eoflow Co. Ltd.	32,838	1,785
*	CosmoAM&T Co. Ltd.	74,643	1,768
*	Webzen Inc.	55,962	1,738
	LG International Corp.	62,651	1,730
	Zinus Inc.	22,589	1,690
	Posco ICT Co. Ltd.	261,677	1,689
	Poongsan Corp.	49,684	1,670
	Mcnex Co. Ltd.	38,455	1,650
*	NHN KCP Corp.	36,006	1,648
	Eugene Technology Co. Ltd.	38,088	1,634
	JR REIT XXVII	352,666	1,614
	Hyundai Autoever Corp.	17,258	1,603
*	Hana Tour Service Inc.	26,958	1,593
	Green Cross LabCell Corp.	16,666	1,552
	PI Advanced Materials Co. Ltd.	35,844	1,539
	Daou Technology Inc.	63,731	1,519
	Ilyang Pharmaceutical Co. Ltd.	44,081	1,509
*	Lotte Tour Development Co. Ltd.	90,878	1,501
*	SFA Semicon Co. Ltd.	212,389	1,499
*	Studio Dragon Corp.	15,985	1,480
*	TY Holdings Co. Ltd.	60,780	1,473
	RFHIC Corp.	39,164	1,427
	Korea Electric Terminal Co. Ltd.	21,277	1,417
*	Asiana Airlines Inc.	105,314	1,410
113

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	KEPCO Engineering & Construction Co. Inc.	40,710	1,403
	Ahnlab Inc.	23,594	1,394
*	Shinsung E&G Co. Ltd.	491,246	1,392
	Handsome Co. Ltd.	35,715	1,390
	DoubleUGames Co. Ltd.	24,206	1,382
	Hankook Shell Oil Co. Ltd.	5,740	1,374
	Daeduck Electronics Co. Ltd.	96,180	1,315
	Korea United Pharm Inc.	28,052	1,315
	LG Hausys Ltd.	15,801	1,288
*	DIO Corp.	35,057	1,283
*	CMG Pharmaceutical Co. Ltd.	327,135	1,279
*	OliX Pharmaceuticals Inc.	33,958	1,275
*	Medipost Co. Ltd.	41,682	1,270
	LIG Nex1 Co. Ltd.	35,448	1,259
	Meritz Financial Group Inc.	78,041	1,254
*	Kuk-il Paper Manufacturing Co. Ltd.	220,172	1,244
*	Foosung Co. Ltd.	132,995	1,226
*	Duk San Neolux Co. Ltd.	31,557	1,219
	Daesang Corp.	51,889	1,204
	Korea Asset In Trust Co. Ltd.	288,833	1,202
*	Cafe24 Corp.	40,463	1,185
*	Naturecell Co. Ltd.	134,973	1,181
*	CrystalGenomics Inc.	159,928	1,181
	Huons Co. Ltd.	17,253	1,173
	Wemade Co. Ltd.	25,082	1,169
	Hankook & Co. Co. Ltd.	68,668	1,146
	Dawonsys Co. Ltd.	66,055	1,145
*	Hancom Inc.	69,354	1,143
*	S-MAC Co. Ltd.	813,222	1,134
*	KH Feelux Co. Ltd.	332,432	1,131
*	Hyundai Electric & Energy System Co. Ltd.	57,465	1,131
	Shinsegae International Inc.	6,166	1,131
*	NKMax Co. Ltd.	79,208	1,106
	TES Co. Ltd.	35,896	1,101
	S&S Tech Corp.	38,478	1,100
	LOTTE Himart Co. Ltd.	31,381	1,092
*	Jusung Engineering Co. Ltd.	91,223	1,088
*	Hyosung Heavy Industries Corp.	17,211	1,077
	KCC Glass Corp.	20,077	1,072
	HDC Holdings Co. Ltd.	98,297	1,070
	SNT Motiv Co. Ltd.	19,463	1,068
*	G-treeBNT Co. Ltd.	89,071	1,058
*	YG Entertainment Inc.	27,976	1,043
	Dentium Co. Ltd.	19,227	1,028
	Yuanta Securities Korea Co. Ltd.	263,543	1,027
*	Korea Line Corp.	323,119	1,023
	BH Co. Ltd.	63,006	1,015
	Huons Global Co. Ltd.	14,999	999
*	UniTest Inc.	48,683	992
	Partron Co. Ltd.	103,527	986
*	AbClon Inc.	40,110	978
*	Seojin System Co. Ltd.	24,837	971
*	Modetour Network Inc.	47,716	966
*	Insun ENT Co. Ltd.	77,948	957
	Hansae Co. Ltd.	43,815	957
	L&C Bio Co. Ltd.	32,309	947
	Youlchon Chemical Co. Ltd.	42,046	936
*	Sambu Engineering & Construction Co. Ltd.	378,246	936
	JW Pharmaceutical Corp.	35,579	930
	NICE Holdings Co. Ltd.	53,276	923
	Dong-A ST Co. Ltd.	12,179	916
114

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Samsung Pharmaceutical Co. Ltd.	181,469	915
	Tesna Inc.	20,898	912
	Jeil Pharmaceutical Co. Ltd.	23,196	906
	Dong-A Socio Holdings Co. Ltd.	8,157	904
*	Vidente Co. Ltd.	85,944	899
*	Komipharm International Co. Ltd.	96,119	891
	SK Securities Co. Ltd.	967,085	889
	HS Industries Co. Ltd.	121,990	886
	INTOPS Co. Ltd.	32,450	881
	Dongwon Industries Co. Ltd.	3,620	878
	Korea Real Estate Investment & Trust Co. Ltd.	419,928	872
*	Hanwha General Insurance Co. Ltd.	202,864	870
	Orion Holdings Corp.	54,843	866
*	Eutilex Co. Ltd.	27,484	865
	Doosan Co. Ltd.	15,153	859
*	Anterogen Co. Ltd.	17,883	851
	SL Corp.	41,421	843
*	SCM Lifescience Co. Ltd.	25,791	834
*	Solid Inc.	125,879	831
*	Telcon RF Pharmaceutical Inc.	186,598	828
*	Ananti Inc.	115,187	825
	Songwon Industrial Co. Ltd.	43,395	818
	Young Poong Corp.	1,335	814
	KTB Investment & Securities Co. Ltd.	154,806	807
*	KH Vatec Co. Ltd.	42,431	802
	Hanil Cement Co. Ltd.	5,937	792
	Advanced Process Systems Corp.	31,225	791
*	Taihan Electric Wire Co. Ltd.	769,811	789
	Chongkundang Holdings Corp.	8,077	782
	LF Corp.	47,710	776
	OptoElectronics Solutions Co. Ltd.	19,758	771
	Daea TI Co. Ltd.	155,447	768
*	Inscobee Inc.	277,217	750
	Binggrae Co. Ltd.	13,349	743
	Seah Besteel Corp.	31,536	738
*	Grand Korea Leisure Co. Ltd.	50,231	737
	Nexen Tire Corp.	93,392	734
	ITM Semiconductor Co. Ltd.	18,203	726
	KISWIRE Ltd.	29,628	723
	ENF Technology Co. Ltd.	20,641	722
	Interpark Corp.	174,806	720
	Halla Holdings Corp.	19,666	719
	Mirae Asset Life Insurance Co. Ltd.	196,948	711
	KC Tech Co. Ltd.	25,990	699
	NS Shopping Co. Ltd.	62,013	698
*	Neowiz	31,442	668
	Kwang Dong Pharmaceutical Co. Ltd.	83,083	666
	KUMHOE&C Co. Ltd.	73,765	665
	GOLFZON Co. Ltd.	7,884	665
	Tongyang Inc.	532,648	664
	Harim Holdings Co. Ltd.	77,455	655
	Eugene Investment & Securities Co. Ltd.	155,434	648
*	Lutronic Corp.	60,613	632
	KISCO Corp.	59,444	630
	Youngone Holdings Co. Ltd.	14,523	621
	Taeyoung Engineering & Construction Co. Ltd.	53,202	621
*	Aprogen pharmaceuticals Inc.	579,812	619
	Vieworks Co. Ltd.	18,309	619
	SIMMTECH Co. Ltd.	30,272	616
	Green Cross Cell Corp.	16,350	615
	Hansol Paper Co. Ltd.	43,926	614
115

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Sangsangin Co. Ltd.	99,755	608
	Hyundai Bioland Co. Ltd.	29,899	606
	Sungwoo Hitech Co. Ltd.	119,315	605
	Daishin Securities Co. Ltd. Preference Shares	41,378	605
	i-SENS Inc.	23,454	598
*	Hansol Technics Co. Ltd.	66,760	595
*	Peptron Inc.	48,161	595
*	Lock&Lock Co. Ltd.	42,729	588
*	STCUBE	74,225	580
	iMarketKorea Inc.	52,944	580
	Eusu Holdings Co. Ltd.	75,588	569
	Maeil Dairies Co. Ltd.	8,362	561
	Dongwon F&B Co. Ltd.	3,059	558
	Cuckoo Homesys Co. Ltd.	14,684	556
*	Wonik Holdings Co. Ltd.	92,558	554
	Toptec Co. Ltd.	50,666	552
	Woongjin Thinkbig Co. Ltd.	152,463	551
	BGF Co. Ltd.	88,189	547
	Humedix Co. Ltd.	15,501	542
*	Namsun Aluminum Co. Ltd.	155,389	542
	InBody Co. Ltd.	29,375	540
	SK Gas Ltd.	5,936	536
	KC Co. Ltd.	20,150	520
	Kolon Corp.	17,878	509
*	Dongsung Pharmaceutical Co. Ltd.	47,925	500
	Seobu T&D	69,127	490
	Samyang Corp.	9,195	484
	ICD Co. Ltd.	33,810	479
	Kolmar Korea Holdings Co. Ltd.	18,175	477
*	Gamevil Inc.	12,312	468
	Sung Kwang Bend Co. Ltd.	48,276	459
	Cuckoo Holdings Co. Ltd.	3,633	459
*	Soulbrain Holdings Co. Ltd.	12,112	455
	Lotte Confectionery Co. Ltd.	3,730	455
	Namhae Chemical Corp.	53,954	446
	Byucksan Corp.	112,419	442
	Samchully Co. Ltd.	5,733	437
	DB Financial Investment Co. Ltd.	68,332	435
	JW Holdings Corp.	100,470	433
	Aekyung Industrial Co. Ltd.	17,509	410
	Tongyang Life Insurance Co. Ltd.	92,674	396
	SPC Samlip Co. Ltd.	6,196	391
	AK Holdings Inc.	13,753	382
	Hyundai Livart Furniture Co. Ltd.	23,620	380
	Kyobo Securities Co. Ltd.	50,102	378
	Hansol Holdings Co. Ltd.	93,150	376
	Dae Han Flour Mills Co. Ltd.	2,609	375
	Lotte Food Co. Ltd.	1,024	360
	LG HelloVision Co. Ltd.	73,933	354
	Hanil Holdings Co. Ltd.	28,780	351
*	Able C&C Co. Ltd.	51,601	342
	Namyang Dairy Products Co. Ltd.	1,155	335
*	Interflex Co. Ltd.	28,626	308
	Dae Hwa Pharmaceutical Co. Ltd.	28,245	306
	KT Skylife Co. Ltd.	38,395	305
	Sam Young Electronics Co. Ltd.	27,627	304
	Muhak Co. Ltd.	41,295	301
	E1 Corp.	7,036	290
*	Coreana Cosmetics Co. Ltd.	68,106	286
*	CUROCOM Co. Ltd.	242,813	286
*	SBS Media Holdings Co. Ltd.	122,676	285
116

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Sindoh Co. Ltd.	9,770	281
	Daekyo Co. Ltd.	70,719	277
*	CJ Freshway Corp.	12,744	274
	SNT Dynamics Co. Ltd.	36,640	268
	Daeduck Co. Ltd.	41,388	267
	Cell Biotech Co. Ltd.	14,419	243
*	Homecast Co. Ltd.	76,165	205
*,3	Yuyang DNU Co. Ltd.	147,206	161
*,3	APAM Corp.	54,240	99
*	Hanwha Systems Co. Ltd. Rights Exp. 6/4/21	68,826	93
	Korea Line Rights Exp. 6/9/21	82,086	77
*,3	Tera Resource Co. Ltd.	42,004	2
*,3	Cnk International Co. Ltd.	35,374	—
*,3	SSCP Co. Ltd.	20,873	—
			542,190
Spain (1.3%)
*	Banco de Sabadell SA	20,007,601	12,667
	Fluidra SA	313,327	10,881
	Viscofan SA	136,397	9,321
	Grupo Catalana Occidente SA	171,970	7,200
	Acerinox SA	481,127	6,671
	Applus Services SA	566,850	5,997
[1]	Pharma Mar SA	51,929	5,933
	CIE Automotive SA	199,316	5,544
	Ebro Foods SA	259,887	5,314
*	Indra Sistemas SA	481,929	5,014
[2]	Euskaltel SA	367,618	4,891
*	Solaria Energia y Medio Ambiente SA	238,228	4,884
*	Faes Farma SA	1,142,389	4,760
*	Almirall SA	276,502	4,340
*	Mediaset Espana Comunicacion SA	616,798	3,926
*,2	Neinor Homes SA	288,469	3,808
	Sacyr SA	1,374,023	3,806
*	Laboratorios Farmaceuticos Rovi SA	61,776	3,581
	Construcciones y Auxiliar de Ferrocarriles SA	74,231	3,574
*	Melia Hotels International SA	420,601	3,436
	Cia de Distribucion Integral Logista Holdings SA	165,021	3,431
*	Prosegur Cia de Seguridad SA	987,215	3,071
*	Ence Energia y Celulosa SA	595,646	2,615
*	Tecnicas Reunidas SA	170,010	2,535
*,2	Gestamp Automocion SA	413,743	2,136
[2]	Unicaja Banco SA	2,040,554	2,011
*,2	Global Dominion Access SA	309,668	1,526
*,2	Aedas Homes SA	55,050	1,421
	Liberbank SA	3,388,857	1,198
*	Promotora de Informaciones SA Class A	1,072,104	1,186
*,2	Metrovacesa SA	122,725	1,124
	Lar Espana Real Estate Socimi SA	166,784	1,075
*	Atresmedia Corp. de Medios de Comunicacion SA	212,316	1,022
*,2	Prosegur Cash SA	1,038,384	935
*	Distribuidora Internacional de Alimentacion SA	4,530,536	445
*,1	NH Hotel Group SA	62,094	295
*,1,3	Let S Gowex SA	31,105	—
			141,574
Sweden (4.2%)
*,1,2	Thule Group AB	389,362	17,661
[2]	Dometic Group AB	1,083,131	17,045
	Avanza Bank Holding AB	447,100	16,049
	Fabege AB	951,954	14,193
	AAK AB	600,544	13,753
117

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Beijer Ref AB	876,000	13,585
[1]	Samhallsbyggnadsbolaget i Norden AB	3,534,004	13,442
	BillerudKorsnas AB	643,109	13,134
*	Nordic Entertainment Group AB Class B	270,708	12,557
	AddTech AB Class B	702,141	12,241
	AF Poyry AB	357,672	11,703
	Hexpol AB	916,495	11,237
[1,2]	Bravida Holding AB	750,090	11,129
[1]	Wihlborgs Fastigheter AB	493,703	10,092
	Peab AB Class B	685,278	9,886
	JM AB	263,650	9,767
	Bure Equity AB	203,890	9,306
	Loomis AB Class B	283,502	9,284
*	Wallenstam AB Class B	592,152	9,151
	Vitrolife AB	233,510	8,750
	Intrum AB	253,864	8,731
[1]	Axfood AB	344,983	8,633
	Nyfosa AB	707,220	8,508
	Kungsleden AB	729,114	8,477
*	SSAB AB Class B	1,697,685	8,468
	Arjo AB Class B	849,980	8,381
	Mycronic AB	257,138	7,592
*	Sectra AB Class B	97,718	6,973
*	SSAB AB Class A	1,281,300	6,935
	Nolato AB Class B	67,066	6,622
*	NCC AB Class B	342,091	6,450
	Instalco AB	138,978	5,889
*	Pandox AB Class B	337,184	5,887
	Mips AB	72,562	5,870
	Medicover AB Class B	195,009	5,581
*	Electrolux Professional AB Class B	871,661	5,522
*,1	Bilia AB Class A	308,111	5,371
*	Modern Times Group MTG AB Class B	342,004	5,218
	Catena AB	100,808	4,873
*,2	Boozt AB	199,812	4,645
	Ratos AB Class B	787,932	4,637
*	Betsson AB	505,430	4,592
	Hufvudstaden AB Class A	287,872	4,589
	Nobia AB	519,906	4,519
*	CELLINK AB Class B	77,108	4,422
*	Bonava AB Class B	365,812	4,334
*	BHG Group AB	225,503	4,333
	Granges AB	284,737	3,816
	Biotage AB	170,745	3,684
	Lindab International AB	178,326	3,629
	Concentric AB	156,476	3,517
*	Hansa Biopharma AB	174,990	3,464
	Klovern AB Class B	1,788,871	3,462
	Klovern AB Preference Shares	82,037	3,105
*,1	SAS AB	12,924,015	2,987
[2]	Resurs Holding AB	557,210	2,880
	Vitec Software Group AB Class B	58,934	2,782
*,2	Munters Group AB	279,795	2,738
*,2	Attendo AB	443,476	2,584
	Atrium Ljungberg AB Class B	121,205	2,539
*	VNV Global AB	195,934	2,415
*	Dios Fastigheter AB	222,614	2,119
	INVISIO AB	93,958	2,107
	Troax Group AB	51,265	1,860
*	Mekonomen AB	108,069	1,855
	Cloetta AB Class B	548,981	1,718
118

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	SkiStar AB	108,750	1,646
*,2	Oncopeptides AB	105,197	1,630
*,1,2	Scandic Hotels Group AB	348,510	1,571
	Investment AB Oresund	77,504	1,393
	Adapteo Oyj	109,630	1,380
*	Karo Pharma AB	203,080	1,277
*	Clas Ohlson AB Class B	102,908	1,098
*	Platzer Fastigheter Holding AB Class B	72,316	945
*	Collector AB	210,790	779
*	Camurus AB	26,673	671
	Samhallsbyggnadsbolaget i Norden AB Class D	124,099	442
*	Annehem Fastigheter AB Class B	104,493	366
*	NCC AB Class A	15,132	284
*,3	Ow Bunker A/S	24,023	—
			476,760
Switzerland (2.8%)
*	Siegfried Holding AG (Registered)	14,568	13,398
	Belimo Holding AG (Registered)	33,258	13,272
*	Dufry AG (Registered)	199,475	13,127
	Bucher Industries AG (Registered)	22,167	11,634
	Cembra Money Bank AG	104,547	11,368
[2]	Galenica AG	165,095	11,173
*	Idorsia Ltd.	410,477	10,644
	Bachem Holding AG (Registered) Class B	20,597	10,457
	Allreal Holding AG (Registered)	48,019	9,719
*	Zur Rose Group AG	27,923	9,293
*	Softwareone Holding AG	349,787	9,065
	Daetwyler Holding AG (Bearer)	26,558	8,619
[1]	Stadler Rail AG	162,292	8,125
	Inficon Holding AG (Registered)	7,272	7,779
	dormakaba Holding AG	11,655	7,659
	Comet Holding AG (Registered)	29,864	7,657
	Vontobel Holding AG (Registered)	100,435	7,559
	Forbo Holding AG (Registered)	3,909	7,487
	Mobimo Holding AG (Registered)	23,123	7,348
	SFS Group AG	55,985	7,216
	Interroll Holding AG (Registered)	2,111	7,215
*	Valiant Holding AG (Registered)	59,442	6,590
	Emmi AG (Registered)	6,214	6,454
*	Landis+Gyr Group AG	92,370	6,403
	Schweiter Technologies AG (Bearer)	3,759	6,100
	Bystronic AG	4,723	5,773
	Huber + Suhner AG (Registered)	66,706	5,354
	Kardex Holding AG (Registered)	22,900	4,727
	Burckhardt Compression Holding AG	12,764	4,584
	Swissquote Group Holding SA (Registered)	27,774	4,171
*	Aryzta AG	3,698,075	4,169
	St. Galler Kantonalbank AG (Registered)	8,888	4,161
	Zehnder Group AG	46,456	3,747
*	Komax Holding AG (Registered)	14,918	3,579
*	Valora Holding AG (Registered)	15,787	3,313
	VZ Holding AG	35,375	3,046
*	Ascom Holding AG (Registered)	192,228	3,012
	Intershop Holding AG	4,358	2,916
	Bell Food Group AG (Registered)	8,213	2,568
*,1	Basilea Pharmaceutica AG (Registered)	51,165	2,539
*	COSMO Pharmaceuticals NV	25,199	2,428
	LEM Holding SA (Registered)	1,241	2,324
*	Bobst Group SA (Registered)	34,219	2,275
*	ALSO Holding AG (Registered)	7,202	2,178
*,2	Medacta Group SA	16,257	2,077
119

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Vetropack Holding AG (Registered)	32,739	1,981
	Arbonia AG	114,150	1,976
*	u-blox Holding AG	28,512	1,955
*	EFG International AG	200,456	1,752
	Bossard Holding AG (Registered) Class A	6,805	1,636
*	Autoneum Holding AG	7,410	1,432
	Leonteq AG	28,023	1,421
	Ypsomed Holding AG (Registered)	8,358	1,342
*	Rieter Holding AG (Registered)	7,903	1,217
*,1	Implenia AG (Registered)	38,177	1,113
*	GAM Holding AG	409,421	1,061
	Hiag Immobilien Holding AG	7,643	887
	VP Bank AG (Registered)	6,295	793
*	APG SGA SA	2,658	636
*,3	Petroplus Holdings AG	36,495	—
			313,504
Taiwan (7.8%)
*	Phison Electronics Corp.	617,962	13,227
*	Yang Ming Marine Transport Corp.	4,474,650	12,637
*	Macronix International Co. Ltd.	6,779,386	11,008
*	Merida Industry Co. Ltd.	884,055	10,517
*	HannStar Display Corp.	9,795,810	10,173
*	WPG Holdings Ltd.	5,359,137	9,856
*	Chroma ATE Inc.	1,425,040	9,847
	Tripod Technology Corp.	1,873,327	9,304
*	Simplo Technology Co. Ltd.	655,631	8,730
*	Elan Microelectronics Corp.	1,145,545	8,694
*	TA Chen Stainless Pipe	5,081,242	8,671
*	Gigabyte Technology Co. Ltd.	1,931,271	8,447
*	Ruentex Development Co. Ltd.	4,438,525	8,417
*	ASPEED Technology Inc.	112,437	8,393
	Qisda Corp.	6,455,000	8,374
*	eMemory Technology Inc.	228,000	8,313
*	E Ink Holdings Inc.	3,518,708	8,307
*	Sinbon Electronics Co. Ltd.	881,066	8,163
	Makalot Industrial Co. Ltd.	918,795	8,052
*	Poya International Co. Ltd.	367,535	8,005
*	Tung Ho Steel Enterprise Corp.	3,748,150	7,941
*	Radiant Opto-Electronics Corp.	1,705,147	7,813
*	China Petrochemical Development Corp.	13,748,330	7,795
*	King Yuan Electronics Co. Ltd.	4,400,963	7,763
*	Voltronic Power Technology Corp.	162,456	7,384
*	YFY Inc.	5,334,000	7,249
*	Elite Material Co. Ltd.	1,128,519	7,129
	Nantex Industry Co. Ltd.	1,441,000	7,056
*	IBF Financial Holdings Co. Ltd.	10,899,629	6,903
*	ITEQ Corp.	1,272,301	6,675
*	Compeq Manufacturing Co. Ltd.	4,305,471	6,660
	Chipbond Technology Corp.	2,384,852	6,581
	Lien Hwa Industrial Holdings Corp.	3,594,876	6,328
*	Highwealth Construction Corp.	3,892,375	6,294
*	Cheng Loong Corp.	3,850,920	6,151
*	Global Unichip Corp.	423,649	6,036
*	Shinkong Synthetic Fibers Corp.	6,918,416	5,984
*	Great Wall Enterprise Co. Ltd.	2,766,190	5,923
*	FLEXium Interconnect Inc.	1,384,140	5,872
*	King's Town Bank Co. Ltd.	3,790,193	5,856
*	TXC Corp.	1,270,877	5,764
*	Fitipower Integrated Technology Inc.	487,000	5,665
*	AP Memory Technology Corp.	200,577	5,534
*	Ruentex Industries Ltd.	1,765,496	5,365
120

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Medigen Vaccine Biologics Corp.	519,119	5,249
*	ChipMOS Technologies Inc.	3,027,494	5,119
*	Elite Semiconductor Microelectronics Technology Inc.	849,000	5,030
*	Coretronic Corp.	2,270,000	4,978
*	Wafer Works Corp.	2,377,552	4,894
*	Taiwan Surface Mounting Technology Corp.	1,164,530	4,820
*	Bizlink Holding Inc.	509,651	4,717
*	Grand Pacific Petrochemical	3,867,928	4,625
	Goldsun Building Materials Co. Ltd.	4,537,402	4,619
*	International CSRC Investment Holdings Co.	4,187,997	4,541
	FocalTech Systems Co. Ltd.	649,258	4,540
*	Lotes Co. Ltd.	234,120	4,522
*	Wisdom Marine Lines Co. Ltd.	1,778,241	4,503
*	CTCI Corp.	3,141,667	4,435
	Nan Kang Rubber Tire Co. Ltd.	2,853,107	4,423
*	King Slide Works Co. Ltd.	341,675	4,395
*	Taichung Commercial Bank Co. Ltd.	10,147,615	4,338
	Taiwan Union Technology Corp.	1,031,000	4,336
*	Chung Hung Steel Corp.	2,860,000	4,334
	Mitac Holdings Corp.	3,932,617	4,281
*	USI Corp.	2,850,784	4,209
*	International Games System Co. Ltd.	152,213	4,194
	Tong Hsing Electronic Industries Ltd.	606,572	4,157
*	TSRC Corp.	3,233,046	4,156
*	Fusheng Precision Co. Ltd.	496,000	4,096
*	RichWave Technology Corp.	213,000	4,096
*	Sigurd Microelectronics Corp.	2,101,822	4,092
*	United Renewable Energy Co. Ltd.	7,969,044	4,073
	General Interface Solution Holding Ltd.	909,000	4,009
*	United Integrated Services Co. Ltd.	459,200	3,994
*	TCI Co. Ltd.	463,067	3,991
*	Far Eastern Department Stores Ltd.	4,450,043	3,981
*	Merry Electronics Co. Ltd.	858,383	3,867
*	Chilisin Electronics Corp.	946,440	3,737
*	Topco Scientific Co. Ltd.	765,793	3,730
*	Jentech Precision Industrial Co. Ltd.	403,698	3,680
*	Standard Foods Taiwan Ltd.	1,788,708	3,634
*	Hota Industrial Manufacturing Co. Ltd.	980,317	3,606
*	Tainan Spinning Co. Ltd.	3,553,674	3,598
*	Wistron NeWeb Corp.	1,332,495	3,539
*	ITE Technology Inc.	801,418	3,445
*	XinTec Inc.	618,000	3,413
*	Huaku Development Co. Ltd.	993,499	3,365
*	Holtek Semiconductor Inc.	922,279	3,348
*	Sitronix Technology Corp.	300,282	3,347
*	Microbio Co. Ltd.	1,424,562	3,297
*	Nichidenbo Corp.	1,510,000	3,290
*	Century Iron & Steel Industrial Co. Ltd.	777,000	3,221
*	Kenda Rubber Industrial Co. Ltd.	1,969,000	3,221
*	WT Microelectronics Co. Ltd.	1,639,377	3,216
*	China Steel Chemical Corp.	754,853	3,193
*	LandMark Optoelectronics Corp.	360,600	3,169
*	Kinsus Interconnect Technology Corp.	826,282	3,101
*	Tong Yang Industry Co. Ltd.	2,267,919	3,089
	Clevo Co.	2,580,944	3,000
	UPC Technology Corp.	2,753,065	2,975
*	Alchip Technologies Ltd.	167,000	2,947
*	Yieh Phui Enterprise Co. Ltd.	3,770,910	2,924
*	Advanced Ceramic X Corp.	150,000	2,849
	Center Laboratories Inc.	1,186,647	2,833
*	Grape King Bio Ltd.	442,000	2,801
121

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Adimmune Corp.	1,470,343	2,797
*	President Securities Corp.	2,396,045	2,558
	Solar Applied Materials Technology Corp.	1,272,691	2,526
*	Longchen Paper & Packaging Co. Ltd.	2,372,868	2,470
*	Shin Zu Shing Co. Ltd.	547,224	2,351
*	ADATA Technology Co. Ltd.	544,915	2,338
*	Taiwan Paiho Ltd.	676,183	2,334
*	Episil Holdings Inc.	998,000	2,308
*	Unitech Printed Circuit Board Corp.	2,967,672	2,282
*	Gourmet Master Co. Ltd.	340,789	2,268
*	Advanced Wireless Semiconductor Co.	409,192	2,263
*	Asia Pacific Telecom Co. Ltd.	6,240,891	2,243
*	Kinpo Electronics	3,463,196	2,213
*	Visual Photonics Epitaxy Co. Ltd.	519,455	2,169
*	Via Technologies Inc.	1,138,000	2,147
*	Ardentec Corp.	1,261,851	2,121
*	Global Brands Manufacture Ltd.	1,675,045	2,119
*	TTY Biopharm Co. Ltd.	828,987	2,116
*	Hsin Kuang Steel Co. Ltd.	728,569	2,092
*	Andes Technology Corp.	118,000	2,081
*	Yulon Finance Corp.	424,800	2,078
*	Gudeng Precision Industrial Co. Ltd.	183,511	2,060
*	Greatek Electronics Inc.	782,000	2,048
*	PharmaEssentia Corp.	647,204	2,042
*	Pixart Imaging Inc.	290,920	2,041
*	TSEC Corp.	1,401,000	2,023
*	Taiwan Hon Chuan Enterprise Co. Ltd.	718,401	2,019
*	Silicon Integrated Systems Corp.	2,262,465	2,016
*	Gold Circuit Electronics Ltd.	1,022,280	1,994
*	Pan Jit International Inc.	948,000	1,988
*	Sanyang Motor Co. Ltd.	1,717,037	1,988
	Arcadyan Technology Corp.	488,737	1,962
*	Sensortek Technology Corp.	77,000	1,939
	Getac Technology Corp.	935,000	1,924
*	Pegavision Corp.	118,000	1,918
*	Asia Optical Co. Inc.	603,000	1,912
*	Cub Elecparts Inc.	228,609	1,901
	Chung-Hsin Electric & Machinery Manufacturing Corp.	996,625	1,895
*	Ta Ya Electric Wire & Cable	1,522,857	1,875
	Charoen Pokphand Enterprise	658,000	1,873
*	Run Long Construction Co. Ltd.	916,800	1,839
*	Primax Electronics Ltd.	846,000	1,831
*	Everlight Electronics Co. Ltd.	1,083,725	1,793
*	Kaimei Electronic Corp.	407,000	1,790
*	Co-Tech Development Corp.	607,000	1,787
*	Foxsemicon Integrated Technology Inc.	210,400	1,786
*	Cheng Uei Precision Industry Co. Ltd.	1,076,000	1,776
*	Sporton International Inc.	192,533	1,766
*	RDC Semiconductor Co. Ltd.	182,000	1,764
*	Asia Vital Components Co. Ltd.	692,337	1,753
*	China General Plastics Corp.	1,119,588	1,752
*	Pan-International Industrial Corp.	1,210,595	1,743
*	Holy Stone Enterprise Co. Ltd.	358,769	1,718
*	Chang Wah Electromaterials Inc.	1,211,000	1,715
	Sunplus Technology Co. Ltd.	1,353,000	1,670
*	Oriental Union Chemical Corp.	1,951,000	1,639
*	AmTRAN Technology Co. Ltd.	2,287,692	1,631
*	Sonix Technology Co. Ltd.	418,000	1,629
*	Sercomm Corp.	614,000	1,623
*	Tung Thih Electronic Co. Ltd.	221,000	1,596
*	China Man-Made Fiber Corp.	3,456,908	1,590
122

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Farglory Land Development Co. Ltd.	769,854	1,586
	Universal Vision Biotechnology Co. Ltd.	142,000	1,565
*	Chong Hong Construction Co. Ltd.	524,493	1,556
*	Weltrend Semiconductor	532,753	1,554
*	Taiwan TEA Corp.	1,830,293	1,553
*	KMC Kuei Meng International Inc.	188,000	1,545
*	Faraday Technology Corp.	571,000	1,518
*	Thinking Electronic Industrial Co. Ltd.	232,000	1,517
*	Lealea Enterprise Co. Ltd.	2,773,849	1,503
*	Nan Pao Resins Chemical Co. Ltd.	260,000	1,492
*	Dynapack International Technology Corp.	353,299	1,480
	Supreme Electronics Co. Ltd.	977,000	1,469
*	SDI Corp.	458,000	1,455
*	Sunny Friend Environmental Technology Co. Ltd.	175,000	1,436
*	D-Link Corp.	1,760,407	1,430
*	Hannstar Board Corp.	805,438	1,426
*	CMC Magnetics Corp.	3,276,254	1,423
*	Wah Lee Industrial Corp.	480,883	1,416
*	St. Shine Optical Co. Ltd.	123,419	1,416
*	BES Engineering Corp.	3,657,468	1,411
*	TaiMed Biologics Inc.	547,000	1,411
*	Phihong Technology Co. Ltd.	924,618	1,406
*	Unizyx Holding Corp.	1,020,000	1,395
*	Prince Housing & Development Corp.	3,087,183	1,391
*	Vivotek Inc.	465,699	1,378
*	Kuoyang Construction Co. Ltd.	1,099,000	1,374
*	Kindom Development Co. Ltd.	879,000	1,367
*	Cleanaway Co. Ltd.	213,000	1,343
*	Swancor Holding Co. Ltd.	263,000	1,341
*	Taiwan Cogeneration Corp.	936,903	1,337
*	Hotai Finance Co. Ltd.	438,000	1,337
*	Global Mixed Mode Technology Inc.	177,199	1,333
*	Cathay Real Estate Development Co. Ltd.	1,729,000	1,324
*	Asia Polymer Corp.	1,034,541	1,295
*	Systex Corp.	395,000	1,294
	Chicony Power Technology Co. Ltd.	488,000	1,293
*	Career Technology MFG. Co. Ltd.	1,039,584	1,288
*	AURAS Technology Co. Ltd.	194,000	1,268
*	Chunghwa Precision Test Tech Co. Ltd.	48,000	1,268
*	Wowprime Corp.	188,761	1,258
*	TaiDoc Technology Corp.	205,000	1,254
*	Federal Corp.	1,369,505	1,249
*	Taiwan FamilyMart Co. Ltd.	131,000	1,246
*	Taiwan PCB Techvest Co. Ltd.	660,102	1,231
*	Fulgent Sun International Holding Co. Ltd.	284,270	1,228
*	Mercuries Life Insurance Co. Ltd.	3,294,805	1,212
*	Taiwan Semiconductor Co. Ltd.	607,000	1,211
*	Mercuries & Associates Holding Ltd.	1,430,612	1,203
*	Shining Building Business Co. Ltd.	2,176,675	1,192
*	Rexon Industrial Corp. Ltd.	355,000	1,190
	Taiwan Sakura Corp.	518,000	1,187
*	Apex International Co. Ltd.	497,000	1,184
*	Chin-Poon Industrial Co. Ltd.	907,072	1,178
*	Test Research Inc.	504,371	1,168
*	Chia Hsin Cement Corp.	1,255,000	1,167
*	Evergreen International Storage & Transport Corp.	1,321,502	1,157
*	Ennoconn Corp.	139,011	1,153
*	Formosa Sumco Technology Corp.	167,000	1,143
*	Soft-World International Corp.	268,520	1,133
*	Fittech Co. Ltd.	170,647	1,119
	AcBel Polytech Inc.	1,060,000	1,115
123

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Chung Hwa Pulp Corp.	1,194,135	1,114
*	Dyaco International Inc.	293,000	1,098
*	Topkey Corp.	174,000	1,089
	Lung Yen Life Service Corp.	581,000	1,081
*	Ton Yi Industrial Corp.	1,950,000	1,075
*	Radium Life Tech Co. Ltd.	2,284,910	1,068
*	Taiwan Styrene Monomer	1,342,579	1,051
*	Chlitina Holding Ltd.	139,750	1,051
*	Darfon Electronics Corp.	567,000	1,034
*	Tyntek Corp.	990,250	1,029
*	YC INOX Co. Ltd.	936,750	1,024
*	Ho Tung Chemical Corp.	2,351,362	1,016
*	Egis Technology Inc.	173,000	1,008
*	Aten International Co. Ltd.	315,260	998
*	Sunonwealth Electric Machine Industry Co. Ltd.	526,000	993
*	Sincere Navigation Corp.	852,970	993
*	Li Peng Enterprise Co. Ltd.	1,959,915	989
*	Sampo Corp.	884,048	989
	Test Rite International Co. Ltd.	1,048,725	982
*,1	China Metal Products	711,515	980
*	Sinyi Realty Inc.	806,465	969
*	Gemtek Technology Corp.	787,115	968
*	Namchow Holdings Co. Ltd.	463,000	962
*	Acter Group Corp. Ltd.	134,481	961
*	Innodisk Corp.	150,140	960
*	CSBC Corp. Taiwan	1,062,956	959
*	Motech Industries Inc.	728,339	956
*	Wei Chuan Foods Corp.	1,083,835	953
	Hu Lane Associate Inc.	231,500	929
*	Formosa International Hotels Corp.	173,841	928
*	Bioteque Corp.	207,000	926
*	Syncmold Enterprise Corp.	287,750	924
*	OptoTech Corp.	912,406	918
*	Speed Tech Corp.	325,000	913
*	YungShin Global Holding Corp.	567,647	910
*	Xxentria Technology Materials Corp.	362,776	909
*	Adlink Technology Inc.	387,127	904
*	Savior Lifetec Corp.	822,000	897
*	Kung Long Batteries Industrial Co. Ltd.	166,000	893
*	Machvision Inc.	88,157	889
	Orient Semiconductor Electronics Ltd.	1,355,197	884
*	Zeng Hsing Industrial Co. Ltd.	136,000	868
*	Altek Corp.	574,250	865
	Depo Auto Parts Ind Co. Ltd.	365,313	847
*	Chief Telecom Inc.	79,000	830
*	AGV Products Corp.	1,780,425	827
*	Ginko International Co. Ltd.	130,710	827
	Firich Enterprises Co. Ltd.	601,878	825
	Johnson Health Tech Co. Ltd.	276,283	823
	Hung Sheng Construction Ltd.	1,004,620	815
*	Darwin Precisions Corp.	1,331,000	810
*	Taiflex Scientific Co. Ltd.	391,594	810
*	Nan Liu Enterprise Co. Ltd.	133,000	807
*	Elite Advanced Laser Corp.	353,607	805
*	Kinik Co.	310,000	801
*	Advanced International Multitech Co. Ltd.	265,000	797
*	Formosan Rubber Group Inc.	809,089	795
*	Ambassador Hotel	758,000	794
*	Flytech Technology Co. Ltd.	327,845	789
*	Quanta Storage Inc.	399,000	769
*	Gamania Digital Entertainment Co. Ltd.	334,000	768
124

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Ritek Corp.	1,722,048	768
*	Kuo Toong International Co. Ltd.	683,662	764
	Gloria Material Technology Corp.	1,001,023	757
*	Nidec Chaun-Choung Technology Corp.	97,000	755
	Alpha Networks Inc.	600,599	753
*	ScinoPharm Taiwan Ltd.	730,891	749
*	TA-I Technology Co. Ltd.	270,500	741
*	HannsTouch Solution Inc.	1,417,329	735
*	Medigen Biotechnology Corp.	320,680	732
	Everlight Chemical Industrial Corp.	1,058,649	723
*	PChome Online Inc.	236,082	711
*	China Chemical & Pharmaceutical Co. Ltd.	818,000	710
*	Rich Development Co. Ltd.	1,740,000	705
*	Huang Hsiang Construction Corp.	445,051	701
*	Elitegroup Computer Systems Co. Ltd.	680,647	665
*	Etron Technology Inc.	608,524	660
*	Rechi Precision Co. Ltd.	735,668	651
*	Roo Hsing Co. Ltd.	1,633,000	649
*	Lingsen Precision Industries Ltd.	952,000	639
*	Taigen Biopharmaceuticals Holdings Ltd.	768,723	630
*	Lotus Pharmaceutical Co. Ltd.	220,000	628
*	Taiyen Biotech Co. Ltd.	511,877	627
*	Yeong Guan Energy Technology Group Co. Ltd.	203,776	621
*	IEI Integration Corp.	289,716	615
	CyberTAN Technology Inc.	845,571	613
*	Bank of Kaohsiung Co. Ltd.	1,431,810	606
*	Dynamic Electronics Co. Ltd.	751,004	604
*	Infortrend Technology Inc.	733,885	598
*	FSP Technology Inc.	297,428	570
*	Gigastorage Corp.	783,627	560
*	PharmaEngine Inc.	216,102	555
*	Newmax Technology Co. Ltd.	265,000	541
*	Ichia Technologies Inc.	717,000	525
*	L&K Engineering Co. Ltd.	430,000	520
	Hong Pu Real Estate Development Co. Ltd.	587,195	498
	WUS Printed Circuit Co. Ltd.	396,555	490
*	ALI Corp.	394,281	489
*	Taiwan Land Development Corp.	1,901,969	473
*	Brogent Technologies Inc.	90,293	450
	Senao International Co. Ltd.	349,000	447
	KEE TAI Properties Co. Ltd.	1,167,740	447
*	Posiflex Technology Inc.	156,822	439
*	Globe Union Industrial Corp.	620,675	429
*	Iron Force Industrial Co. Ltd.	149,000	428
	Basso Industry Corp.	239,000	426
*	Li Cheng Enterprise Co. Ltd.	426,892	424
*	TYC Brother Industrial Co. Ltd.	467,710	414
*	Gigasolar Materials Corp.	65,600	411
	Concraft Holding Co. Ltd.	169,997	401
*	GeneReach Biotechnology Corp.	91,000	392
	China Electric Manufacturing Corp.	765,980	388
*	Tong-Tai Machine & Tool Co. Ltd.	577,429	388
*	Zinwell Corp.	425,099	386
*	Cyberlink Corp.	116,076	372
*	Jess-Link Products Co. Ltd.	246,100	362
*	CHC Healthcare Group	260,727	361
	Ability Enterprise Co. Ltd.	534,099	354
*	Toung Loong Textile Manufacturing	216,000	334
*	Sheng Yu Steel Co. Ltd.	252,000	329
	Jih Sun Financial Holdings Co. Ltd.	706,000	326
*,3	Pharmally International Holding Co. Ltd.	126,271	256
125

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*,3	Unity Opto Technology Co. Ltd.	1,203,000	177
*,3	Pihsiang Machinery Mfg Co.	191,000	—
*,3	E Ton Solar Tech Co. Ltd.	206,307	—
*,3	Xpec Entertainment Inc.	125,457	—
			874,811
Thailand (1.4%)
	Com7 PCL Class F	6,231,500	14,725
	Tisco Financial Group PCL	2,489,000	7,384
	KCE Electronics PCL	3,383,500	6,311
*	CPN Retail Growth Leasehold REIT	7,497,600	4,712
	Sri Trang Agro-Industry PCL	3,084,423	4,677
[1]	WHA Corp. PCL	39,732,992	4,307
	Bangchak Corp. PCL	5,085,400	4,195
	Jasmine Broadband Internet Infrastructure Fund Class F	13,176,063	4,125
	Kiatnakin Bank PCL	2,104,805	3,933
[1]	Siam Global House PCL	5,097,007	3,659
	Hana Microelectronics PCL	2,006,346	3,568
	Bangkok Commercial Asset Management PCL (XBKK)	5,059,700	3,345
	Thanachart Capital PCL	2,871,495	3,270
	Supalai PCL	4,889,350	3,217
[1]	Mega Lifesciences PCL	2,770,800	3,086
	VGI PCL	14,845,309	2,951
	Bangkok Chain Hospital PCL	4,649,948	2,701
*,1	Central Plaza Hotel PCL	2,649,490	2,697
	Chularat Hospital PCL Class F	25,683,060	2,573
	Quality Houses PCL	32,514,233	2,485
	Amata Corp. PCL	4,409,797	2,445
[1]	Thoresen Thai Agencies PCL	4,725,541	2,208
	Gunkul Engineering PCL	16,364,983	2,204
	Dohome PCL	2,654,500	2,191
*	BTS Rail Mass Transit Growth Infrastructure Fund Class F	12,409,376	2,072
[1]	Sino-Thai Engineering & Construction PCL	4,313,115	2,006
	AEON Thana Sinsap Thailand PCL	281,300	2,003
	Thai Vegetable Oil PCL	1,753,800	1,998
	TPI Polene PCL	26,734,400	1,871
[1]	Bangkok Land PCL	52,573,800	1,823
	Thailand Future Fund	6,441,900	1,809
	TQM Corp. PCL	459,500	1,775
	WHA Premium Growth Freehold & Leasehold REIT Class F	4,178,100	1,771
	Frasers Property THA	4,189,300	1,764
[1]	TOA Paint Thailand PCL	1,570,600	1,738
[1]	CK Power PCL	11,294,431	1,695
[1]	CH Karnchang PCL	3,112,800	1,678
[1]	TTW PCL	4,459,100	1,661
	GFPT PCL	4,085,200	1,507
	Tipco Asphalt PCL	2,289,500	1,483
	JMT Network Services PCL Class F	1,024,900	1,479
	Jasmine International PCL	15,223,288	1,418
	AP Thailand PCL	4,974,856	1,373
	Star Petroleum Refining PCL	4,201,100	1,262
	Mega Lifesciences PCL (MEGA)	1,123,100	1,251
*	Super Energy Corp. PCL	40,839,200	1,243
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	3,183,200	1,237
	IMPACT Growth REIT	1,951,300	1,146
[1]	Banpu Power PCL	1,940,400	1,127
*	Major Cineplex Group PCL	1,805,144	1,112
*,1	Esso Thailand PCL	3,697,900	1,010
*	BEC World PCL	3,046,700	997
	TPI Polene Power PCL	7,082,500	992
	Sansiri PCL	29,595,400	987
	Thaifoods Group PCL Class F	5,717,000	944
126

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	PTG Energy PCL	1,382,207	889
[1]	Thonburi Healthcare Group PCL	1,049,700	859
	Plan B Media Pcl Class F	4,055,600	806
	BCPG PCL	1,747,937	796
	Pruksa Holding PCL	1,886,100	775
	Ratchthani Leasing PCL	5,370,050	755
	MK Restaurants Group PCL	455,600	746
	Bangkok Commercial Asset Management PCL	1,112,500	735
*	Precious Shipping PCL	1,234,000	722
	SPCG PCL	1,165,100	714
*,1	Central Plaza Hotel PCL NVDR	670,400	683
[1]	Thaicom PCL	1,932,040	657
	AP Thailand PCL NVDR	2,127,300	587
	MBK PCL	1,228,692	544
*,1	Italian-Thai Development PCL	9,218,110	541
*	Samart Corp. PCL	1,593,721	537
[1]	Taokaenoi Food & Marketing PCL Class F	1,755,100	532
	JMT Network Services PCL	353,300	510
*	Bangkok Airways PCL	2,143,300	505
	Origin Property PCL Class F	1,682,650	496
[1]	Workpoint Entertainment PCL	813,700	484
[1]	LPN Development PCL	2,868,111	465
*	Precious Shipping pcl NVDR	686,000	401
*	Unique Engineering & Construction PCL	1,703,000	361
[1]	VGI PCL NVDR	1,808,900	360
[1]	Supalai pcl NVDR	518,650	341
*	Pruksa Real Estate	1,063,290	328
	Univentures PCL	2,493,288	317
*	U City PCL Class F	11,037,348	301
	Sino-Thai Engineering & Construction PCL NVDR	423,000	197
*	Thai Airways International PCL	3,045,000	195
[1]	TTW PCL NVDR	490,400	183
	IMPACT Growth REIT (XBKK)	282,300	166
*,1	Italian-Thai Development PCL NVDR	2,448,500	144
*	JMT Network Services PCL Warrants Exp. 5/16/22	105,000	39
	MBK W2 Warrants Exp. 11/24/22	47,484	16
*,3	U City PCL	29,259,144	9
*	Samart Corp. PCL Warrants Exp. 5/17/21	369,640	—
	TFG W3 Warrants Exp. 4/29/22	571,700	—
			160,897
Turkey (0.4%)
*	Bera Holding AS	1,246,957	4,932
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	4,291,699	3,715
	Ulker Biskuvi Sanayi AS	854,828	2,277
*	Oyak Cimento Fabrikalari AS	2,420,957	2,014
*	Sok Marketler Ticaret AS	1,365,821	1,996
	Aksa Akrilik Kimya Sanayii AS	791,274	1,568
	Nuh Cimento Sanayi AS	189,576	1,298
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,699,806	1,257
*	Migros Ticaret AS	242,388	1,064
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	574,697	1,040
	Turk Traktor ve Ziraat Makineleri AS	35,810	905
	Dogan Sirketler Grubu Holding AS	2,527,597	900
	Otokar Otomotiv Ve Savunma Sanayi AS	21,473	897
	Logo Yazilim Sanayi Ve Ticaret AS	45,727	894
*	Pegasus Hava Tasimaciligi AS	97,548	870
*	Aksa Enerji Uretim AS Class B	622,044	864
	AG Anadolu Grubu Holding AS	331,286	861
*	Koza Anadolu Metal Madencilik Isletmeleri AS	493,714	820
*	Vestel Elektronik Sanayi ve Ticaret AS	201,985	703
	Is Yatirim Menkul Degerler AS	374,049	695
127

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Hektas Ticaret TAS	639,316	634
*	Sekerbank Turk AS	4,794,723	634
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	302,098	615
*,2	MLP Saglik Hizmetleri AS	203,810	602
	EGE Endustri VE Ticaret AS	3,085	529
*,2	Mavi Giyim Sanayi Ve Ticaret AS Class B	96,549	507
	Hektas Ticaret TAS Rights Exp. 5/17/21	316,282	482
	Turkiye Sinai Kalkinma Bankasi AS	3,071,532	469
*	Kordsa Teknik Tekstil AS	156,422	422
	Alarko Holding AS	345,507	402
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	260,690	395
	Kartonsan Karton Sanayi ve Ticaret AS	59,898	368
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	474,199	358
*	Is Gayrimenkul Yatirim Ortakligi AS	1,581,653	356
*	Cimsa Cimento Sanayi VE Ticaret AS	132,732	353
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	107,400	332
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	429,215	331
*	Is Finansal Kiralama AS	769,793	309
	Aygaz AS	182,588	304
*	Dogus Otomotiv Servis ve Ticaret AS	89,568	288
	Aksigorta AS	311,939	286
*	Konya Cimento Sanayii AS	2,641	286
*	NET Holding AS	398,600	277
*	Zorlu Enerji Elektrik Uretim AS	1,069,238	258
	Akcansa Cimento AS	109,885	241
	Tat Gida Sanayi AS	200,238	235
*	Albaraka Turk Katilim Bankasi AS	1,152,080	223
	Polisan Holding AS	494,343	179
*	Torunlar Gayrimenkul Yatirim Ortakligi AS	410,590	177
*,3	Asya Katilim Bankasi AS	975,452	—
			40,422
United Arab Emirates (0.0%)
	GFH Financial Group BSC	8,418,766	1,431
*	Union Properties PJSC	5,560,733	399
*	RAK Properties PJSC	2,080,530	304
*,3	Arabtec Holding PJSC	2,033,180	293
*	Deyaar Development PJSC	3,964,156	288
*,3	Drake & Scull International PJSC	1,238,097	125
			2,840
United Kingdom (10.7%)
	Electrocomponents plc	1,601,871	23,577
	Royal Mail plc	3,280,012	22,472
	Dechra Pharmaceuticals plc	376,073	20,948
	Spectris plc	414,401	18,615
	UNITE Group plc	1,139,598	18,334
	Games Workshop Group plc	116,676	17,483
	Diploma plc	434,347	17,195
	IG Group Holdings plc	1,302,944	16,483
*	Signature Aviation plc	2,939,515	16,406
	Genus plc	233,169	16,376
	Tritax Big Box REIT plc	6,133,187	16,117
*	Marks & Spencer Group plc	6,987,616	15,244
	Inchcape plc	1,399,790	15,109
	Rotork plc	3,108,154	14,773
	Future plc	403,156	13,136
	Vistry Group plc	766,432	13,101
*,2	Countryside Properties plc	1,818,380	13,032
*	IWG plc	2,572,213	13,024
	Grafton Group plc	777,750	12,813
*	Hays plc	5,538,815	12,502
128

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	SSP Group plc	2,793,355	12,360
*	Virgin Money UK plc	4,319,207	11,929
	Man Group plc	5,114,787	11,889
	Softcat plc	443,250	11,736
	Britvic plc	954,278	11,646
*	Greggs plc	356,179	11,622
*	WH Smith plc	448,813	11,214
*	Carnival plc	471,291	11,017
	Close Brothers Group plc	497,143	10,905
	UDG Healthcare plc	898,987	10,639
	Balfour Beatty plc	2,451,422	10,568
	Pets at Home Group plc	1,698,653	10,424
*,2	Trainline plc	1,650,883	10,399
	Aggreko plc	860,967	10,258
*	Beazley plc	2,142,794	10,017
	LondonMetric Property plc	3,162,649	9,854
	Primary Health Properties plc	4,673,895	9,763
	Assura plc	9,398,303	9,675
*,2	Network International Holdings plc	1,659,587	9,630
	Big Yellow Group plc	578,925	9,579
	Cranswick plc	185,225	9,554
	Victrex plc	293,642	9,522
	Computacenter plc	254,780	9,424
	Grainger plc	2,376,221	9,381
*	John Wood Group plc	2,383,130	9,265
	TP ICAP Group plc	2,821,036	9,262
	QinetiQ Group plc	2,003,879	9,185
*,2	Wizz Air Holdings plc	134,716	9,118
	OSB Group plc	1,343,136	8,893
	Domino's Pizza Group plc	1,674,225	8,833
	Investec plc	2,172,521	8,742
	Great Portland Estates plc	904,632	8,659
	Safestore Holdings plc	734,900	8,648
*	Pagegroup plc	1,113,562	8,616
	Lancashire Holdings Ltd.	865,678	8,487
	Synthomer plc	1,190,242	8,358
	Serco Group plc	4,293,307	8,312
	Dunelm Group plc	405,357	8,255
	Micro Focus International plc	1,145,218	8,169
	Drax Group plc	1,420,817	8,028
*	National Express Group plc	1,917,887	7,924
	Savills plc	474,058	7,811
*	Shaftesbury plc	898,380	7,808
	Redrow plc	801,823	7,654
	Spirent Communications plc	2,157,600	7,638
[1]	Hammerson plc	13,723,841	7,559
	Gamesys Group plc	279,944	7,496
[2]	John Laing Group plc	1,731,837	7,348
	IntegraFin Holdings plc	935,189	7,254
	Marshalls plc	708,665	7,115
	Plus500 Ltd.	361,186	7,081
*,2	Watches of Switzerland Group plc	699,149	7,079
	Moneysupermarket.com Group plc	1,859,351	7,012
	Ultra Electronics Holdings plc	248,569	6,945
*	Dixons Carphone plc	3,571,351	6,873
*	Playtech plc	1,064,225	6,837
*	Ascential plc	1,412,186	6,788
	Bodycote plc	640,871	6,694
*	Capital & Counties Properties plc	2,618,249	6,567
	Rhi Magnesita NV	104,644	6,561
	AJ Bell plc	1,033,630	6,342
129

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Ferrexpo plc	1,040,840	6,305
	Genuit Group plc	768,469	5,996
*	IP Group plc	3,339,578	5,920
*	Mediclinic International plc	1,396,907	5,919
	Paragon Banking Group plc	905,249	5,882
	Hill & Smith Holdings plc	283,035	5,756
	Centamin plc	3,869,631	5,738
*,2	Aston Martin Lagonda Global Holdings plc	213,692	5,724
	Oxford Instruments plc	189,639	5,699
	Vesuvius plc	758,335	5,631
	888 Holdings plc	951,094	5,610
	Jupiter Fund Management plc	1,551,512	5,538
*	Just Group plc	3,678,359	5,530
*	Indivior plc	2,604,429	5,490
	Workspace Group plc	477,050	5,401
*	J D Wetherspoon plc	287,125	5,301
	Euromoney Institutional Investor plc	379,114	5,204
	Brewin Dolphin Holdings plc	1,040,001	4,886
*	Crest Nicholson Holdings plc	865,342	4,886
*,1	Cineworld Group plc	3,614,411	4,832
	Sirius Real Estate Ltd.	3,414,142	4,794
*	Frasers Group plc	669,830	4,765
*	Mitchells & Butlers plc	1,091,057	4,749
	Rathbone Brothers plc	201,974	4,722
	Essentra plc	1,065,956	4,682
	Avon Rubber plc	101,222	4,635
	Redde Northgate plc	874,017	4,396
*	Firstgroup plc	4,245,684	4,366
	Sanne Group plc	488,703	4,365
	FDM Group Holdings plc	304,923	4,309
*	Elementis plc	2,047,196	4,230
[2]	Ibstock plc	1,379,215	4,205
	Kainos Group plc	198,665	4,193
	Coats Group plc	5,124,189	4,133
	Morgan Advanced Materials plc	1,009,480	4,127
	Cairn Energy plc	1,752,715	4,110
*	Energean plc	352,894	4,059
	Telecom Plus plc	225,507	4,051
	Ninety One plc	1,171,092	3,958
*	AO World plc	1,022,464	3,932
[2]	Airtel Africa plc	3,670,100	3,871
*	Petropavlovsk plc	10,846,720	3,845
*	Restaurant Group plc	2,305,188	3,819
	St. Modwen Properties plc	631,347	3,787
*,1	Tullow Oil plc	4,978,424	3,715
	Clarkson plc	88,283	3,702
*	Halfords Group plc	707,880	3,682
	Chemring Group plc	1,000,445	3,634
	Hilton Food Group plc	212,378	3,614
*	Babcock International Group plc	905,766	3,605
*	Capita plc	5,921,358	3,574
*	Mitie Group plc	4,150,764	3,555
	NCC Group plc	940,494	3,528
*	Greencore Group plc	1,604,162	3,520
	XP Power Ltd.	50,057	3,510
[2]	TI Fluid Systems plc	808,532	3,319
*	C&C Group plc (XLON)	805,058	3,293
*	Vectura Group plc	2,116,530	3,291
*	Bytes Technology Group plc (XLON)	454,885	3,097
*	Provident Financial plc	912,585	3,086
*	Marston's plc	2,250,775	3,009
130

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	PureTech Health plc	512,971	2,940
	UK Commercial Property REIT Ltd.	2,621,418	2,913
	Keller Group plc	254,575	2,909
*,2	Equiniti Group plc	1,155,769	2,793
*,2	Spire Healthcare Group plc	1,007,599	2,782
[2]	CMC Markets plc	393,768	2,660
*	Go-Ahead Group plc	151,121	2,546
	PZ Cussons plc	672,697	2,452
	Picton Property Income Ltd.	1,943,998	2,442
	Hochschild Mining plc	907,780	2,329
*	Senior plc	1,491,214	2,230
	Helical plc	359,678	2,105
	BMO Commercial Property Trust Ltd.	1,878,118	2,068
*	AG Barr plc	290,608	2,041
	CLS Holdings plc	518,380	1,782
*	Stagecoach Group plc	1,433,956	1,780
*	Bank of Georgia Group plc	122,352	1,727
*	TBC Bank Group plc	125,855	1,692
*	SIG plc	2,470,931	1,688
	Hunting plc	496,911	1,686
*,1	Petrofac Ltd.	922,544	1,676
*	Rank Group plc	620,137	1,669
	Devro plc	580,276	1,643
	RDI REIT plc	955,102	1,601
[2]	ContourGlobal plc	576,675	1,595
*	C&C Group plc	305,977	1,252
*,2	Funding Circle Holdings plc	533,623	1,132
[2]	Bakkavor Group plc	497,584	913
[2]	Alfa Financial Software Holdings plc	339,068	637
*,2,3	Finablr plc	496,892	76
*,1,3	Intu Properties plc	2,727,625	67
*,3	Carillion plc	961,048	—
*,1,3	Afren plc	1,404,272	—
			1,198,872
Total Common Stocks (Cost $9,589,393)			11,136,618
Temporary Cash Investments (4.2%)
Money Market Fund (4.2%)
[4,5]	Vanguard Market Liquidity Fund, 0.068% (Cost $468,055)	4,680,736	468,074
Total Investments (103.3%) (Cost $10,057,448)			11,604,692
Other Assets and Liabilities—Net (-3.3%)			(365,719)
Net Assets (100%)			11,238,973
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $401,427,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $516,206,000, representing 4.6% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $439,682,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.
131

© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA7702 062021

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021

		Shares	Market Value ($000)
Common Stocks (99.14%)
Brazil (5.41%)
	Vale SA	38,513,571	772,959
	B3 SA - Brasil Bolsa Balcao	28,104,955	266,457
	Petroleo Brasileiro SA	62,437,867	265,519
	Itau Unibanco Holding SA Preference Shares	47,431,233	240,385
*	Banco Bradesco SA Preference Shares	49,131,940	215,719
	Petroleo Brasileiro SA Preference Shares	40,335,534	175,390
	Ambev SA	58,914,294	162,035
	Vale SA Class B ADR	7,267,850	146,229
	Magazine Luiza SA	36,583,067	134,895
	WEG SA	20,387,274	131,398
*	Suzano SA	10,040,588	126,929
	Itausa SA Preference Shares	61,162,354	113,271
*	Notre Dame Intermedica Participacoes SA	7,160,645	107,132
*	Natura & Co. Holding SA	11,571,327	103,826
[1]	Itau Unibanco Holding SA ADR	20,246,745	101,234
*	Localiza Rent a Car SA	7,912,941	93,667
	Lojas Renner SA	10,708,788	79,645
*	Banco Bradesco SA	20,901,387	79,534
*	Raia Drogasil SA	16,167,108	78,275
	JBS SA	13,068,903	72,465
	Gerdau SA Preference Shares	11,847,089	72,452
	Cosan SA	4,309,439	71,448
*	Banco BTG Pactual SA	3,488,371	69,195
*	Rumo SA	17,806,917	65,562
*	Banco do Brasil SA	11,439,601	62,420
	Equatorial Energia SA	12,962,416	59,872
*	Banco Bradesco SA ADR	13,043,052	56,737
*	Banco Inter SA	1,270,486	54,192
	Petroleo Brasileiro SA ADR	5,639,547	48,782
*	Lojas Americanas SA Preference Shares	12,285,984	47,180
	Telefonica Brasil SA	5,845,708	46,490
	Cia Siderurgica Nacional SA	5,095,881	46,146
	Ultrapar Participacoes SA	11,194,581	43,504
	Petrobras Distribuidora SA	10,368,199	42,965
*,2	Hapvida Participacoes e Investimentos SA	15,388,756	40,908
	Centrais Eletricas Brasileiras SA	5,847,449	39,603
	TOTVS SA	6,915,448	39,593
	BB Seguridade Participacoes SA	9,568,099	39,332
	Bradespar SA Preference Shares	2,997,280	39,182
*	B2W Cia Digital	3,094,217	38,347
*	Hypera SA	5,746,301	36,665
*	Via Varejo SA	16,059,552	34,975
	Cia Siderurgica Nacional SA ADR	3,840,502	34,641
*	BRF SA	8,687,452	33,249
	CCR SA	14,933,953	33,101
	Cia Energetica de Minas Gerais Preference Shares	12,440,586	31,697
*	Petro Rio SA	1,704,124	28,730
*,2	Locaweb Servicos de Internet SA	5,286,846	28,001
*	Azul SA Preference Shares	3,946,977	27,974
*,2	Rede D'Or Sao Luiz SA	2,112,548	27,962
	Sendas Distribuidora SA	1,812,037	26,984
[1]	Banco Santander Brasil SA ADR	3,658,521	26,122
	Energisa SA	3,197,781	25,938
	Metalurgica Gerdau SA Preference Shares	9,108,197	24,917
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	5,961,800	24,639
	Transmissora Alianca de Energia Eletrica SA	3,157,240	24,295
1

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Eneva SA	8,924,932	24,103
*	Cia de Locacao das Americas	4,823,713	23,417
	YDUQS Participacoes SA	4,285,832	23,086
	Sul America SA	3,813,748	22,965
	Atacadao SA	5,519,041	22,068
*	Klabin SA	4,173,920	21,407
*	Cia de Saneamento Basico do Estado de Sao Paulo	2,712,582	21,363
*	Embraer SA	7,272,031	20,616
*	TIM SA	8,826,511	19,807
*,2	Banco Inter SA Preference Shares	1,371,435	19,662
*	BR Malls Participacoes SA	11,177,749	19,590
	Marfrig Global Foods SA	5,405,026	19,294
	Centrais Eletricas Brasileiras SA Preference Shares	2,796,401	19,037
*	Cogna Educacao	26,647,071	18,984
	Duratex SA	4,261,097	18,591
	Engie Brasil Energia SA	2,481,132	18,576
	IRB Brasil Resseguros SA	16,492,720	18,490
	Qualicorp Consultoria e Corretora de Seguros SA	3,662,114	18,236
*	Alpargatas SA Preference Shares	2,485,682	18,180
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,097,634	17,750
	Itau Unibanco Holding SA	3,800,912	17,115
*	Braskem SA Preference Shares Class A	1,711,355	16,540
*	Multiplan Empreendimentos Imobiliarios SA	3,809,613	16,151
	Light SA	4,991,083	16,098
	Fleury SA	3,385,288	15,923
	Gerdau SA ADR	2,588,905	15,896
	EDP - Energias do Brasil SA	4,274,955	14,788
	Banco Pan SA Preference Shares	4,275,996	14,476
	CPFL Energia SA	2,630,847	14,215
	MRV Engenharia e Participacoes SA	4,292,098	13,709
	Sao Martinho SA	2,332,168	13,382
*	Cia de Saneamento do Parana	3,439,910	13,362
	Cia Brasileira de Distribuicao	1,778,215	13,333
*	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,687,033	13,260
[1]	Cia Paranaense de Energia ADR	2,423,128	13,182
	Linx SA	1,883,639	13,125
	Cia Energetica de Sao Paulo Preference Shares Class B	2,693,208	12,544
	Porto Seguro SA	1,311,498	11,920
*	CVC Brasil Operadora e Agencia de Viagens SA	2,643,259	11,664
	Santos Brasil Participacoes SA	8,751,186	11,374
	Banco Santander Brasil SA	1,575,837	11,178
	Kinea Indice de Precos FII	535,633	11,142
	SLC Agricola SA	1,234,608	11,089
*	Lojas Americanas SA	2,881,821	10,531
*	Gol Linhas Aereas Inteligentes SA Preference Shares	2,406,652	10,389
	Cielo SA	15,663,086	9,948
	Neoenergia SA	3,345,859	9,855
	Arezzo Industria e Comercio SA	705,392	9,824
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	1,905,586	9,472
*	Omega Geracao SA	1,307,684	9,437
*	Braskem SA ADR	478,034	9,255
*	Pet Center Comercio e Participacoes SA	2,079,700	9,254
	Cia Hering	1,830,773	9,241
*	Embraer SA ADR	831,713	9,190
*	Anima Holding SA	4,435,011	8,834
	Unipar Carbocloro SA Preference Shares	616,836	8,815
	Odontoprev SA	3,668,519	8,624
	Aliansce Sonae Shopping Centers SA	1,788,722	8,453
	Iguatemi Empresa de Shopping Centers SA	1,236,069	8,374
	Sendas Distribuidora SA ADR	554,044	8,161
2

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Ez Tec Empreendimentos e Participacoes SA	1,355,878	8,065
	Cia de Saneamento de Minas Gerais-COPASA	2,601,270	8,050
	CSHG Logistica FI Imobiliario	239,700	7,678
	Alupar Investimento SA	1,472,167	7,282
	Randon SA Implementos e Participacoes Preference Shares	2,629,234	6,733
	Minerva SA	3,655,457	6,514
	SIMPAR SA	801,600	6,384
*	Hidrovias do Brasil SA	5,096,400	6,342
	Usinas Siderurgicas de Minas Gerais SA Usiminas	1,430,300	6,106
*	BK Brasil Operacao e Assessoria a Restaurantes SA	3,277,611	5,974
*	Vivara Participacoes SA	1,270,700	5,874
*	Movida Participacoes SA	1,886,350	5,844
*	M Dias Branco SA	1,158,447	5,677
	Grendene SA	3,738,749	5,623
	AES Brasil Energia SA	2,224,294	5,622
*	TIM SA ADR	495,577	5,555
*	EcoRodovias Infraestrutura e Logistica SA	2,432,271	5,387
	Cia Energetica de Minas Gerais ADR	2,130,742	5,306
	Construtora Tenda SA	1,110,987	5,297
*	Iochpe Maxion SA	1,870,049	4,685
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,066,392	4,660
	BR Properties SA	2,816,674	4,651
*	Grupo SBF SA	932,618	4,469
	JHSF Participacoes SA	3,365,000	4,231
[1]	Cia Brasileira de Distribuicao ADR	554,044	4,111
*	Tupy SA	909,992	3,923
*	Marcopolo SA Preference Shares	7,929,831	3,810
*	Guararapes Confeccoes SA	1,179,860	3,645
	LOG Commercial Properties e Participacoes SA	666,218	3,619
*	Grupo De Moda Soma SA	1,614,100	3,601
	Boa Vista Servicos SA	1,413,600	3,513
	Cia Paranaense de Energia Preference Shares	2,836,040	3,268
	Smiles Fidelidade SA	803,580	3,170
[1]	Centrais Eletricas Brasileiras SA ADR	449,147	3,158
*	Camil Alimentos SA	1,695,400	3,124
*	Enauta Participacoes SA	1,115,630	3,120
	Even Construtora e Incorporadora SA	1,539,310	2,737
	Mahle-Metal Leve SA	525,673	2,558
	Direcional Engenharia SA	1,079,543	2,544
	Jereissati Participacoes SA	487,600	2,407
*	Banco Inter SA Ordinary Shares	167,470	2,337
	Wiz Solucoes e Corretagem de Seguros SA	1,086,119	2,299
	Cia Paranaense de Energia	2,165,400	2,193
[1]	Centrais Eletricas Brasileiras SA ADR (XNYS)	313,592	2,167
	Instituto Hermes Pardini SA	625,360	2,166
	Ambev SA ADR	778,382	2,164
	Cia Energetica de Minas Gerais	693,500	2,156
[2]	Ser Educacional SA	760,628	1,805
*	C&A Modas Ltda	795,100	1,802
	Lojas Quero Quero SA	397,100	1,325
	Telefonica Brasil SA ADR	95,766	759
*	Ambipar Participacoes e Empreendimentos SA	93,348	500
	CSHG Logistica FI Imobiliario Rights Exp. 05/17/2021	59,437	46
*	Oi SA ADR	1	—
*,3	Banco HSBC Bamerindus SA	52,300	—
			6,055,145
Chile (0.63%)
	Empresas COPEC SA	6,559,756	70,643
3

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,232,234	64,928
	Banco de Chile	565,297,902	60,528
	Falabella SA	11,240,930	50,769
	Empresas CMPC SA	17,002,515	47,247
	Cencosud SA	19,033,448	39,514
[1]	Sociedad Quimica y Minera de Chile SA ADR	700,628	36,951
	Banco de Credito e Inversiones SA	676,402	31,411
	Enel Americas SA	219,307,923	31,218
	Banco Santander Chile	500,853,772	27,483
	Enel Chile SA	310,744,627	21,205
	Cia Cervecerias Unidas SA	2,109,446	19,411
	CAP SA	1,045,635	18,640
	Colbun SA	104,018,765	17,855
[1]	Banco Santander Chile ADR	752,638	16,739
*	Cia Sud Americana de Vapores SA	235,032,325	14,220
*	Parque Arauco SA	8,614,828	13,371
	Cencosud Shopping SA	6,923,680	11,300
	Aguas Andinas SA Class A	39,065,718	11,103
	Empresa Nacional de Telecomunicaciones SA	1,970,428	11,065
[1]	Enel Americas SA ADR	1,218,219	8,747
*	Itau CorpBanca Chile SA	2,394,686,544	8,154
	AES Gener SA	48,752,457	8,011
	Engie Energia Chile SA	6,943,752	7,327
	Plaza SA	4,033,928	6,811
	Embotelladora Andina SA Preference Shares Class B	2,686,511	6,407
	Vina Concha y Toro SA	3,403,389	5,943
	SMU SA	39,524,631	5,675
*	Latam Airlines Group SA	3,024,840	5,512
	Inversiones Aguas Metropolitanas SA	6,741,307	5,188
	Enel Chile SA ADR	1,322,117	4,614
	Ripley Corp. SA	14,356,234	4,585
	SONDA SA	7,171,699	4,551
	Salfacorp SA	4,524,748	3,163
	Inversiones La Construccion SA	449,396	3,017
	Besalco SA	3,055,631	2,041
			705,347
China (40.31%)
	Tencent Holdings Ltd.	81,520,844	6,503,084
*	Alibaba Group Holding Ltd.	194,068,328	5,610,073
*	Meituan Class B	52,560,782	2,011,728
	China Construction Bank Corp. Class H	1,259,644,103	994,290
*	JD.com Inc. ADR	11,831,880	915,314
	Ping An Insurance Group Co. of China Ltd. Class H	82,333,813	897,626
*	Baidu Inc. ADR	3,783,075	795,694
	Industrial & Commercial Bank of China Ltd. Class H	1,082,774,614	702,604
*	NIO Inc. ADR	17,184,079	684,614
*,2	Wuxi Biologics Cayman Inc.	43,832,566	615,313
	NetEase Inc. ADR	5,165,252	578,818
*	Pinduoduo Inc. ADR	4,007,580	536,735
	China Merchants Bank Co. Ltd. Class H	60,091,795	482,682
	Bank of China Ltd. Class H	1,057,594,735	419,599
*	New Oriental Education & Technology Group Inc. ADR	19,968,709	304,722
*	TAL Education Group ADR	5,350,509	304,711
	ANTA Sports Products Ltd.	15,575,805	277,848
*	Trip.com Group Ltd. ADR	6,662,057	260,353
	Li Ning Co. Ltd.	29,453,480	239,035
*	Bilibili Inc. ADR	2,128,746	235,993
	Kweichow Moutai Co. Ltd. Class A (XSSC)	750,664	231,911
	Shenzhou International Group Holdings Ltd.	10,453,841	229,974
	BYD Co. Ltd. Class H	11,016,156	229,076
4

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Sunny Optical Technology Group Co. Ltd.	9,033,275	218,986
	China Life Insurance Co. Ltd. Class H	104,245,734	211,322
*	China Mengniu Dairy Co. Ltd.	37,297,000	199,617
*	Alibaba Health Information Technology Ltd.	65,299,112	198,757
*,2	Innovent Biologics Inc.	18,014,320	195,398
	Country Garden Services Holdings Co. Ltd.	18,415,331	192,916
	Geely Automobile Holdings Ltd.	73,611,743	191,736
	ENN Energy Holdings Ltd.	10,512,655	179,394
*	Vipshop Holdings Ltd. ADR	5,828,735	179,350
	China Petroleum & Chemical Corp. Class H	362,900,822	178,985
	China Resources Land Ltd.	38,123,325	178,496
	ZTO Express Cayman Inc. ADR	5,470,924	175,945
	China Resources Beer Holdings Co. Ltd.	21,677,124	174,625
	Agricultural Bank of China Ltd. Class H	429,817,343	166,520
*	Zai Lab Ltd. ADR	987,904	164,200
	Longfor Group Holdings Ltd.	25,312,601	157,228
*	Huazhu Group Ltd. ADR (XNGS)	2,587,548	152,562
	China Pacific Insurance Group Co. Ltd. Class H	41,596,792	149,718
	China Gas Holdings Ltd.	41,443,293	149,381
	Sino Biopharmaceutical Ltd.	135,187,444	145,072
	CSPC Pharmaceutical Group Ltd.	115,581,529	142,667
	Sunac China Holdings Ltd.	34,443,526	133,598
	China Overseas Land & Investment Ltd.	52,773,841	133,563
	Kweichow Moutai Co. Ltd. Class A (XSHG)	409,361	126,469
*,2	Kuaishou Technology Class B	3,701,300	125,318
	Country Garden Holdings Co. Ltd.	102,114,469	121,393
*	GDS Holdings Ltd. ADR	1,442,206	119,660
	Great Wall Motor Co. Ltd. Class H	47,266,375	117,342
*	Kingdee International Software Group Co. Ltd.	35,539,284	117,037
*,1	Li Auto Inc. ADR	5,908,666	116,637
*	Haier Smart Home Co. Ltd. Class H	27,070,455	116,416
*	Tencent Music Entertainment Group ADR	6,409,601	111,655
	Zijin Mining Group Co. Ltd. Class H	79,668,097	111,309
	Ping An Insurance Group Co. of China Ltd. Class A	9,891,000	110,530
	Anhui Conch Cement Co. Ltd. Class H	17,797,135	106,225
	China Conch Venture Holdings Ltd.	22,474,018	106,039
	Wuliangye Yibin Co. Ltd. Class A (XSHE)	2,375,798	104,111
[2]	China Feihe Ltd.	35,941,000	102,123
	China Shenhua Energy Co. Ltd. Class H	48,966,860	101,993
	PetroChina Co. Ltd. Class H	270,243,227	97,765
	CITIC Securities Co. Ltd. Class H	40,574,587	97,564
	Xinyi Solar Holdings Ltd.	58,274,000	97,191
	China Vanke Co. Ltd. Class H	27,681,600	96,800
[2]	China Tower Corp. Ltd. Class H	645,476,936	92,851
	PICC Property & Casualty Co. Ltd. Class H	92,274,207	90,336
*,2	Smoore International Holdings Ltd.	12,663,000	89,339
	China Tourism Group Duty Free Corp. Ltd. Class A (XSSC)	1,803,822	86,563
	Kingsoft Corp. Ltd.	12,221,078	86,228
[2]	Postal Savings Bank of China Co. Ltd. Class H	128,655,010	83,441
[2]	Haidilao International Holding Ltd.	12,645,000	81,822
*	COSCO SHIPPING Holdings Co. Ltd. Class H	45,815,658	81,624
*	KE Holdings Inc. ADR	1,544,859	80,410
	China National Building Material Co. Ltd. Class H	53,293,473	76,961
	Autohome Inc. ADR	822,296	76,252
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	33,287,844	74,524
	China Longyuan Power Group Corp. Ltd. Class H	48,203,493	70,885
	JOYY Inc. ADR	735,396	69,907
	CITIC Ltd.	64,689,026	67,941
	Zhongsheng Group Holdings Ltd.	8,901,406	67,330
	China Resources Gas Group Ltd.	12,280,405	66,444
5

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*,3	GCL-Poly Energy Holdings Ltd.	256,339,644	65,341
	Hengan International Group Co. Ltd.	10,108,026	65,322
	Bank of Communications Co. Ltd. Class H	101,309,609	64,685
*	Yihai International Holding Ltd.	6,554,648	63,757
*,1,2	Ping An Healthcare & Technology Co. Ltd.	5,421,295	63,255
	China Hongqiao Group Ltd.	39,890,000	62,962
	Guangdong Investment Ltd.	40,266,021	61,995
*,2	Hansoh Pharmaceutical Group Co. Ltd.	14,236,000	61,233
	Kingboard Holdings Ltd.	10,326,608	60,983
	China Minsheng Banking Corp. Ltd. Class H	114,901,094	58,877
	China CITIC Bank Corp. Ltd. Class H	111,454,476	58,183
[1]	BYD Electronic International Co. Ltd.	10,900,029	57,835
	Weichai Power Co. Ltd. Class H	24,614,294	56,974
[1]	China Evergrande Group	33,370,057	56,311
	Shimao Group Holdings Ltd.	19,247,423	55,597
	Sinopharm Group Co. Ltd. Class H	18,024,025	55,592
	China Merchants Bank Co. Ltd. Class A (XSSC)	6,742,049	54,777
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	68,571,576	54,318
*,1,2	CanSino Biologics Inc. Class H	1,077,000	53,649
	Wuliangye Yibin Co. Ltd. Class A (XSEC)	1,202,262	52,685
	Haitong Securities Co. Ltd. Class H	58,451,270	52,272
*	iQIYI Inc. ADR	3,546,713	52,172
	New China Life Insurance Co. Ltd. Class H	13,249,205	50,900
*,2	China International Capital Corp. Ltd. Class H	19,969,940	49,993
	Industrial Bank Co. Ltd. Class A (XSSC)	14,559,365	48,819
[2]	WuXi AppTec Co. Ltd. Class H	2,025,266	47,717
[1]	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,495,109	47,543
*	XPeng Inc. ADR	1,568,690	46,920
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSSC)	3,578,619	46,355
	Hangzhou Tigermed Consulting Co. Ltd. Class A	1,919,734	46,218
	Wanhua Chemical Group Co. Ltd. Class A (XSHG)	2,888,767	45,679
	Fosun International Ltd.	31,750,625	45,598
	Kunlun Energy Co. Ltd.	42,433,541	45,371
	Jiangxi Copper Co. Ltd. Class H	18,425,722	44,726
[2]	Jinxin Fertility Group Ltd.	17,288,000	44,299
	WuXi AppTec Co. Ltd. Class A (XSSC)	1,812,970	44,281
	CIFI Holdings Group Co. Ltd.	49,369,897	44,109
*,2	JD Health International Inc.	2,855,690	44,090
	Ping An Bank Co. Ltd. Class A (XSHE)	12,100,404	43,461
*	Daqo New Energy Corp. ADR	539,499	43,424
*,2	Akeso Inc.	6,348,000	43,411
	Tsingtao Brewery Co. Ltd.	4,768,736	43,188
	LONGi Green Energy Technology Co. Ltd. Class A (XSSC)	2,826,158	43,113
*,2	Hua Hong Semiconductor Ltd.	6,886,606	42,840
	Aier Eye Hospital Group Co. Ltd. Class A	3,704,398	42,462
	Muyuan Foods Co. Ltd. Class A (XSHE)	2,431,608	42,354
	GF Securities Co. Ltd. Class A	18,402,455	42,120
	Guangzhou Automobile Group Co. Ltd. Class H	49,022,820	41,821
	China Medical System Holdings Ltd.	17,951,584	41,463
	Chongqing Zhifei Biological Products Co. Ltd. Class A	1,187,871	41,202
*	Weibo Corp. ADR	808,864	40,767
	Fuyao Glass Industry Group Co. Ltd. Class A (XSHG)	5,163,932	40,743
	People's Insurance Co. Group of China Ltd. Class H	113,845,422	38,918
	China Taiping Insurance Holdings Co. Ltd.	20,873,800	38,639
*	360 DigiTech Inc. ADR	1,486,837	38,078
[3]	Brilliance China Automotive Holdings Ltd.	39,701,099	37,310
	Kingboard Laminates Holdings Ltd.	14,833,799	37,000
*	21Vianet Group Inc. ADR	1,319,078	36,815
	China Molybdenum Co. Ltd. Class H	54,184,171	36,599
6

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (XSHG)	580,076	36,557
[2]	CGN Power Co. Ltd. Class H	158,586,514	36,484
	China Resources Power Holdings Co. Ltd.	27,511,149	36,140
	Dongfeng Motor Group Co. Ltd. Class H	41,556,430	36,117
*,2	Weimob Inc.	16,220,000	35,804
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSSC)	22,816,031	35,393
*,2	Jiumaojiu International Holdings Ltd.	8,395,000	34,979
	Far East Horizon Ltd.	30,457,130	34,924
	China Resources Cement Holdings Ltd.	31,793,076	34,633
	Luzhou Laojiao Co. Ltd. Class A (XSHE)	878,899	34,538
	China Lesso Group Holdings Ltd.	13,619,317	34,258
	Haitian International Holdings Ltd.	8,355,180	33,994
	Agricultural Bank of China Ltd. Class A (XSSC)	68,471,495	33,834
	China Railway Group Ltd. Class H	64,817,604	33,464
	China Galaxy Securities Co. Ltd. Class H	56,185,875	33,393
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSEC)	457,569	32,846
*,1,2	China Literature Ltd.	3,146,764	32,772
	China Jinmao Holdings Group Ltd.	86,228,771	32,667
	Momo Inc. ADR	2,219,562	32,539
*	Chinasoft International Ltd.	28,897,155	32,367
	China Everbright Environment Group Ltd.	51,464,203	32,351
	Yangzijiang Shipbuilding Holdings Ltd.	30,068,698	32,269
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	535,000	32,150
	Hopson Development Holdings Ltd.	8,125,434	31,867
	Agile Group Holdings Ltd.	20,131,226	31,449
[2]	Yadea Group Holdings Ltd.	14,312,000	31,333
	Yanzhou Coal Mining Co. Ltd. Class H	25,902,023	30,860
*,2	Venus MedTech Hangzhou Inc. Class H	3,472,500	30,731
	Nine Dragons Paper Holdings Ltd.	22,400,910	30,695
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	22,047,532	30,477
*	Tongcheng-Elong Holdings Ltd.	12,143,200	30,377
*	Genscript Biotech Corp.	13,115,320	30,320
*,1	GOME Retail Holdings Ltd.	185,333,708	30,311
	Luxshare Precision Industry Co. Ltd. Class A (XSHE)	5,327,883	30,277
	China Merchants Port Holdings Co. Ltd.	18,788,671	30,059
*	Beijing Enterprises Water Group Ltd.	78,244,691	29,884
	Bank of China Ltd. Class A (XSSC)	59,514,300	29,870
*	Seazen Group Ltd.	27,939,824	29,779
	TravelSky Technology Ltd. Class H	13,600,867	29,758
*	Aluminum Corp. of China Ltd. Class H	57,236,237	29,576
	Pharmaron Beijing Co. Ltd. Class A (XSEC)	1,183,671	29,576
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	411,787	29,560
	KWG Group Holdings Ltd.	18,399,797	29,477
*,1	Lufax Holding Ltd. ADR	2,444,107	29,085
	China Yangtze Power Co. Ltd. Class A (XSHG)	9,425,291	29,052
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	7,310,879	29,026
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSHE)	973,728	28,879
[2]	Huatai Securities Co. Ltd. Class H	20,174,008	28,787
	Anhui Gujing Distillery Co. Ltd. Class B	2,144,606	28,732
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	4,833,593	28,478
	China Construction Bank Corp. Class A (XSSC)	27,225,610	28,288
[2]	Topsports International Holdings Ltd.	20,993,000	28,258
	China Meidong Auto Holdings Ltd.	5,616,521	28,007
[1,2]	Ganfeng Lithium Co. Ltd. Class H	2,080,200	27,866
	ZTE Corp. Class H	11,094,439	27,640
7

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	12,055,426	27,415
*	Alibaba Pictures Group Ltd.	187,629,250	27,260
	China Merchants Bank Co. Ltd. Class A (XSHG)	3,337,629	27,117
*	Ming Yuan Cloud Group Holdings Ltd.	5,820,000	26,871
	East Money Information Co. Ltd. Class A (XSEC)	5,341,336	26,481
*,1	Canadian Solar Inc.	641,258	26,445
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSSC)	4,179,492	26,344
	China Oilfield Services Ltd. Class H	28,672,348	26,198
[1,2]	China Merchants Securities Co. Ltd. Class H	18,595,456	25,985
	Agricultural Bank of China Ltd. Class A (XSHG)	52,073,300	25,731
*,2	Hygeia Healthcare Holdings Co. Ltd.	3,277,400	25,684
*	JD.com Inc. Class A	664,136	25,648
	Haier Smart Home Co. Ltd. Class A (XSSC)	4,972,807	25,388
*,1,2	InnoCare Pharma Ltd.	7,895,000	24,961
	Bank of Ningbo Co. Ltd. Class A (XSHE)	3,817,570	24,877
	China Cinda Asset Management Co. Ltd. Class H	125,971,276	24,762
*	51job Inc. ADR	399,422	24,584
*,1	XD Inc.	2,796,000	24,145
	Logan Group Co. Ltd.	14,963,165	23,768
	China Vanke Co. Ltd. Class A (XSHE)	5,445,297	23,674
	Guangzhou R&F Properties Co. Ltd. Class H	18,534,736	23,656
	Sinotruk Hong Kong Ltd.	9,559,967	23,490
	Beijing Enterprises Holdings Ltd.	7,155,767	23,342
	China Yongda Automobiles Services Holdings Ltd.	12,908,652	23,340
	Ping An Bank Co. Ltd. Class A (XSEC)	6,479,400	23,272
	Eve Energy Co. Ltd. Class A	1,708,738	23,268
	Beijing Kingsoft Office Software Inc. Class A	393,412	23,017
*	Baozun Inc. ADR	652,905	22,662
[1]	Sihuan Pharmaceutical Holdings Group Ltd.	56,673,595	22,618
	China State Construction Engineering Corp. Ltd. Class A (XSSC)	29,655,370	22,613
	Shanghai Baosight Software Co. Ltd. Class B	6,003,041	22,585
	AviChina Industry & Technology Co. Ltd. Class H	35,136,476	22,547
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,161,000	22,429
[2]	A-Living Smart City Services Co. Ltd.	4,869,913	22,384
	Sany Heavy Industry Co. Ltd. Class A (XSSC)	4,621,864	21,950
	Shenzhen Inovance Technology Co. Ltd. Class A	1,568,619	21,584
	Shenzhen International Holdings Ltd.	12,899,978	21,442
	Sungrow Power Supply Co. Ltd. Class A	1,552,392	21,415
	Huaneng Power International Inc. Class H	59,267,822	21,335
*,2	Sunac Services Holdings Ltd.	6,886,503	21,303
	COSCO SHIPPING Ports Ltd.	25,353,359	21,297
*,1,2	Peijia Medical Ltd.	5,802,000	21,227
	Jiangsu Expressway Co. Ltd. Class H	18,015,976	21,204
	Powerlong Real Estate Holdings Ltd.	20,074,277	21,104
	Bank of Communications Co. Ltd. Class A (XSSC)	28,263,639	20,995
	Luzhou Laojiao Co. Ltd. Class A (XSEC)	531,500	20,886
	China Education Group Holdings Ltd.	8,588,724	20,735
*	Kingsoft Cloud Holdings Ltd. ADR	470,640	20,671
	Ever Sunshine Lifestyle Services Group Ltd.	8,392,000	20,646
	Shenzhen Transsion Holdings Co. Ltd. Class A	768,119	20,581
[2,3]	China Huarong Asset Management Co. Ltd. Class H	156,726,113	20,580
	Air China Ltd. Class H	25,822,808	20,418
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSSC)	389,306	20,337
[1]	Flat Glass Group Co. Ltd. Class H	6,617,000	20,324
	Huatai Securities Co. Ltd. Class A (XSSC)	8,272,931	20,304
	Yuexiu Property Co. Ltd.	87,521,662	20,234
	Zijin Mining Group Co. Ltd. Class A (XSSC)	11,970,000	20,229
	China Overseas Property Holdings Ltd.	20,021,311	20,222
8

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Noah Holdings Ltd. ADR	456,236	20,097
	China Everbright Bank Co. Ltd. Class H	47,830,956	19,973
	China Traditional Chinese Medicine Holdings Co. Ltd.	34,948,802	19,955
	China Life Insurance Co. Ltd. Class A	3,900,190	19,859
	Greentown Service Group Co. Ltd.	12,415,893	19,738
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSHG)	1,522,943	19,727
	SAIC Motor Corp. Ltd. Class A (XSSC)	6,364,713	19,720
	Will Semiconductor Co. Ltd. Shanghai Class A (XSHG)	423,900	19,685
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	6,572,346	19,595
*,1	GSX Techedu Inc. ADR	605,345	19,341
[1]	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	11,686,690	19,256
	Changchun High & New Technology Industry Group Inc. Class A (XSHE)	250,868	19,228
	Poly Developments & Holdings Group Co. Ltd. Class A (XSSC)	8,858,870	19,115
	Lens Technology Co. Ltd. Class A	4,752,454	19,087
*	China Southern Airlines Co. Ltd. Class H	27,991,638	18,955
	Maxscend Microelectronics Co. Ltd. Class A	287,748	18,901
	Bosideng International Holdings Ltd.	37,245,764	18,891
	China Aoyuan Group Ltd.	17,937,071	18,615
*,1	Yeahka Ltd.	2,257,200	18,561
	Beijing Capital International Airport Co. Ltd. Class H	25,534,447	18,536
[1]	Tianneng Power International Ltd.	10,077,156	18,477
	Perennial Energy Holdings Ltd.	9,325,000	18,398
	China State Construction International Holdings Ltd.	25,889,728	18,129
	BOE Technology Group Co. Ltd. Class A (XSHE)	15,937,654	17,968
	CSC Financial Co. Ltd. Class A	4,065,277	17,918
*,1	JinkoSolar Holding Co. Ltd. ADR	483,759	17,880
	Zhejiang Expressway Co. Ltd. Class H	20,409,477	17,741
	SF Holding Co. Ltd. Class A (XSHE)	1,787,024	17,677
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSSC)	676,783	17,668
[2]	Dali Foods Group Co. Ltd.	29,616,548	17,594
	Tongwei Co. Ltd. Class A (XSSC)	3,247,185	17,541
	China Coal Energy Co. Ltd. Class H	31,651,653	17,119
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	18,703,809	16,871
	Muyuan Foods Co. Ltd. Class A (XSEC)	966,405	16,833
	China Grand Pharmaceutical & Healthcare Holdings Ltd.	20,030,210	16,796
*,2	3SBio Inc.	17,715,086	16,747
	Gree Electric Appliances Inc. of Zhuhai Class A	1,782,800	16,454
*	Baidu Inc. Class A	618,785	16,394
*,1,2	Zhou Hei Ya International Holdings Co. Ltd.	13,365,404	16,333
	Sany Heavy Industry Co. Ltd. Class A (XSHG)	3,439,013	16,332
	Citic Pacific Special Steel Group Co. Ltd. Class A (XSHE)	4,069,154	16,239
[2]	China Resources Pharmaceutical Group Ltd.	23,910,126	16,101
*,1	HUYA Inc. ADR	910,415	16,042
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	2,030,013	16,017
	Guotai Junan Securities Co. Ltd. Class A (XSHG)	6,266,300	16,001
	China Petroleum & Chemical Corp. Class A	24,099,501	15,890
	Industrial Bank Co. Ltd. Class A (XSHG)	4,697,901	15,753
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (XSSC)	249,900	15,749
*	Lifetech Scientific Corp.	28,999,059	15,635
	Times China Holdings Ltd.	10,921,884	15,545
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,173,539	15,543
[1]	Angang Steel Co. Ltd. Class H	22,522,652	15,483
	BYD Co. Ltd. Class A (XSHE)	630,348	15,469
	Focus Media Information Technology Co. Ltd. Class A (XSHE)	9,257,731	15,376
	Sany Heavy Equipment International Holdings Co. Ltd.	12,671,954	15,350
	China Power International Development Ltd.	66,692,063	15,286
9

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Fu Shou Yuan International Group Ltd.	14,032,913	15,170
	COFCO Joycome Foods Ltd.	29,748,000	15,080
	China Communications Services Corp. Ltd. Class H	34,476,821	14,908
	China Everbright Bank Co. Ltd. Class A (XSSC)	25,366,894	14,798
*,1,2	Alphamab Oncology	8,075,000	14,789
*	Shanghai Electric Group Co. Ltd. Class H	42,557,315	14,770
	China Everbright Ltd.	12,363,100	14,754
	LONGi Green Energy Technology Co. Ltd. Class A (XSHG)	966,392	14,742
*,1	Kaisa Group Holdings Ltd.	33,769,198	14,657
	Sinotrans Ltd. Class H	32,010,836	14,612
	China International Marine Containers Group Co. Ltd. Class H	7,775,578	14,612
	China Merchants Securities Co. Ltd. Class A (XSSC)	5,051,753	14,577
[1,2]	Luye Pharma Group Ltd.	24,020,456	14,538
	Wingtech Technology Co. Ltd. Class A	1,098,531	14,410
	Ganfeng Lithium Co. Ltd. Class A (XSHE)	859,450	14,402
[1]	Poly Property Services Co. Ltd.	1,972,600	14,402
	Chongqing Rural Commercial Bank Co. Ltd. Class H	33,829,539	14,336
[2]	China East Education Holdings Ltd.	6,093,500	14,194
*	LexinFintech Holdings Ltd. ADR	1,559,300	14,174
	China CITIC Bank Corp. Ltd. Class A (XSSC)	17,604,266	14,081
	Imeik Technology Development Co. Ltd. Class A	146,860	13,976
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSEC)	469,409	13,922
*	Niu Technologies ADR	372,496	13,916
[2]	China Railway Signal & Communication Corp. Ltd. Class H	35,037,798	13,908
	Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	10,331,394	13,732
[1,2]	China Yuhua Education Corp. Ltd.	14,439,676	13,689
	Digital China Holdings Ltd.	18,226,894	13,629
	Mango Excellent Media Co. Ltd. Class A (XSHE)	1,298,430	13,605
	Dongyue Group Ltd.	15,604,339	13,590
	BOE Technology Group Co. Ltd. Class B (XSHE)	25,557,109	13,528
	Zhaojin Mining Industry Co. Ltd. Class H	14,934,167	13,528
	Greentown China Holdings Ltd.	11,236,719	13,481
	Walvax Biotechnology Co. Ltd. Class A	1,395,857	13,442
	Contemporary Amperex Technology Co. Ltd. Class A (XSEC)	221,485	13,310
*	Topchoice Medical Corp. Class A	273,079	13,161
	Tsingtao Brewery Co. Ltd. Class A (XSHG)	937,251	13,148
	Sinopec Engineering Group Co. Ltd. Class H	21,236,064	13,109
	Xtep International Holdings Ltd.	14,995,791	13,079
	Orient Securities Co. Ltd. Class A (XSSC)	9,548,770	12,974
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	1,712,561	12,937
*,1	Ausnutria Dairy Corp. Ltd.	8,745,950	12,922
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	52,198,131	12,904
	China Yangtze Power Co. Ltd. Class A (XSSC)	4,162,028	12,829
	SSY Group Ltd.	20,759,775	12,740
*	Tianli Education International Holdings Ltd.	15,354,000	12,717
	Henan Shuanghui Investment & Development Co. Ltd. Class A (XSHE)	2,249,976	12,706
	Guangdong Haid Group Co. Ltd. Class A (XSHE)	986,167	12,682
[2]	Pharmaron Beijing Co. Ltd. Class H	611,400	12,623
*	Chongqing Changan Automobile Co. Ltd. Class B	15,535,019	12,564
*	Hainan Meilan International Airport Co. Ltd.	2,954,000	12,503
[2]	Hope Education Group Co. Ltd.	37,104,000	12,474
	Huaxin Cement Co. Ltd. Class B	5,853,126	12,458
*	TCL Technology Group Corp. Class A (XSHE)	8,983,822	12,430
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,323,699	12,265
	East Money Information Co. Ltd. Class A (XSHE)	2,466,308	12,228
[1]	Jinchuan Group International Resources Co. Ltd.	70,751,000	12,215
10

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Lonking Holdings Ltd.	28,708,868	12,173
	Beijing Roborock Technology Co. Ltd. Class A	55,998	12,164
	CITIC Securities Co. Ltd. Class A (XSSC)	3,305,200	12,146
	GoerTek Inc. Class A (XSHE)	2,080,504	12,051
[2]	Legend Holdings Corp. Class H	7,332,914	11,990
	China Eastern Airlines Corp. Ltd. Class H	27,358,558	11,983
	China Oriental Group Co. Ltd.	35,260,736	11,913
	Yunnan Baiyao Group Co. Ltd. Class A (XSHE)	718,692	11,912
	Bank of Shanghai Co. Ltd. Class A (XSHG)	9,432,461	11,912
	WuXi AppTec Co. Ltd. Class A (XSHG)	485,926	11,868
	Huadong Medicine Co. Ltd. Class A (XSHE)	1,465,347	11,861
	NARI Technology Co. Ltd. Class A (XSSC)	2,405,557	11,847
	Metallurgical Corp. of China Ltd. Class H	49,927,885	11,731
*	DouYu International Holdings Ltd. ADR	1,285,364	11,710
	Weichai Power Co. Ltd. Class A (XSEC)	4,204,300	11,708
[2]	BAIC Motor Corp. Ltd. Class H	32,276,093	11,669
	Shenzhen Kangtai Biological Products Co. Ltd. Class A (XSHE)	417,800	11,620
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	8,041,121	11,549
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	821,786	11,528
	Yonyou Network Technology Co. Ltd. Class A (XSSC)	2,255,185	11,525
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A (XSHE)	1,282,539	11,405
*,1,2	China Logistics Property Holdings Co. Ltd.	19,964,409	11,348
	Sanan Optoelectronics Co. Ltd. Class A (XSSC)	2,937,042	11,333
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSHG)	433,859	11,327
	Weichai Power Co. Ltd. Class A (XSHE)	4,051,178	11,281
	Chongqing Brewery Co. Ltd. Class A (XSHG)	464,151	11,256
	Hollysys Automation Technologies Ltd.	829,242	11,245
	China SCE Group Holdings Ltd.	24,009,301	11,234
	COSCO SHIPPING Development Co. Ltd. Class H	63,588,529	11,188
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,664,608	11,097
	Shenwan Hongyuan Group Co. Ltd. Class A (XSHE)	15,896,581	11,085
	China Shenhua Energy Co. Ltd. Class A (XSSC)	3,713,048	10,997
	BOE Technology Group Co. Ltd. Class A (XSEC)	9,725,100	10,964
	Shougang Fushan Resources Group Ltd.	41,976,000	10,961
	China Water Affairs Group Ltd.	13,508,149	10,953
	Huaxia Bank Co. Ltd. Class A (XSSC)	11,358,262	10,946
	Hundsun Technologies Inc. Class A (XSSC)	773,451	10,938
[1]	Q Technology Group Co. Ltd.	5,460,424	10,881
*	Zhejiang Huayou Cobalt Co. Ltd. Class A (XSHG)	863,137	10,825
[2]	Guotai Junan Securities Co. Ltd. Class H	7,598,136	10,788
	Hengli Petrochemical Co. Ltd. Class A (XSHG)	2,353,250	10,732
	China Overseas Grand Oceans Group Ltd.	16,738,142	10,661
	Bloomage Biotechnology Corp. Ltd. Class A	330,481	10,603
	China Suntien Green Energy Corp. Ltd. Class H	27,395,823	10,503
	ZTE Corp. Class A (XSEC)	2,352,274	10,478
	Yunnan Energy New Material Co. Ltd. (XSHE)	503,935	10,425
	NetDragon Websoft Holdings Ltd.	3,708,138	10,366
	Tiangong International Co. Ltd.	16,633,224	10,343
	Bank of Ningbo Co. Ltd. Class A (XSEC)	1,581,700	10,307
	Shenzhen Investment Ltd.	28,137,262	10,296
	Shanghai Industrial Holdings Ltd.	6,663,289	10,293
*	OneConnect Financial Technology Co. Ltd. ADR	697,556	10,282
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSHG)	1,626,762	10,254
	NARI Technology Co. Ltd. Class A (XSHG)	2,075,673	10,222
	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	7,651,784	10,171
	Lao Feng Xiang Co. Ltd. Class B	3,369,620	10,153
	Daqin Railway Co. Ltd. Class A (XSSC)	9,556,460	10,152
*	KWG Living Group Holdings Ltd.	9,905,929	10,152
11

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Montage Technology Co. Ltd. Class A	1,226,400	10,110
	Seazen Holdings Co. Ltd. Class A (XSHG)	1,444,973	10,038
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	15,329,692	10,010
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	22,958,261	9,999
	Xinyi Energy Holdings Ltd.	20,508,000	9,973
	Shandong Chenming Paper Holdings Ltd. Class B	13,435,846	9,901
	China Resources Microelectronics Ltd. Class A	1,012,886	9,885
	Lomon Billions Group Co. Ltd. Class A (XSHE)	1,889,207	9,834
*	Zhuguang Holdings Group Co. Ltd.	34,326,000	9,824
	China Reinsurance Group Corp. Class H	94,101,940	9,801
	Yifeng Pharmacy Chain Co. Ltd. Class A	706,200	9,790
	Bank of Nanjing Co. Ltd. Class A (XSSC)	6,894,868	9,765
	Shenzhen Expressway Co. Ltd. Class H	9,431,170	9,763
	Inner Mongolia Yitai Coal Co. Ltd. Class B	14,562,596	9,610
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSHG)	183,275	9,574
	Shanghai Lingang Holdings Corp. Ltd. Class A	3,005,968	9,554
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSHE)	5,323,930	9,545
	Shenwan Hongyuan Group Co. Ltd. Class A (XSEC)	13,625,974	9,502
	Sino-Ocean Group Holding Ltd.	42,732,089	9,493
	Bank of Beijing Co. Ltd. Class A (XSSC)	12,900,573	9,483
	Zijin Mining Group Co. Ltd. Class A (XSHG)	5,546,100	9,373
[1,2]	AK Medical Holdings Ltd.	5,996,000	9,314
	Yuzhou Group Holdings Co. Ltd.	33,492,926	9,295
	Gemdale Properties & Investment Corp. Ltd.	66,104,000	9,275
*,1,2	Maoyan Entertainment	4,648,800	9,233
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	482,053	9,233
	CSG Holding Co. Ltd. Class B	20,972,497	9,196
	PAX Global Technology Ltd.	8,297,436	9,182
	Hisense Home Appliances Group Co. Ltd. Class A (XSHE)	3,504,427	9,182
	Gigadevice Semiconductor Beijing Inc. Class A (XSSC)	306,778	9,113
	Zhenro Properties Group Ltd.	13,468,508	9,085
	SAIC Motor Corp. Ltd. Class A (XSHG)	2,928,965	9,075
	Iflytek Co. Ltd. Class A (XSHE)	1,154,859	9,054
	Yanlord Land Group Ltd.	9,048,560	9,036
	Yuexiu REIT	17,547,000	8,826
	Focus Media Information Technology Co. Ltd. Class A (XSEC)	5,304,917	8,811
[2]	Genertec Universal Medical Group Co. Ltd.	10,584,668	8,801
	Powerlong Commercial Management Holdings Ltd.	2,238,000	8,772
	Changchun High & New Technology Industry Group Inc. Class A (XSEC)	114,350	8,764
	Ovctek China Inc. Class A (XSHE)	489,530	8,760
	New China Life Insurance Co. Ltd. Class A (XSSC)	1,168,286	8,758
	Everbright Securities Co. Ltd. Class A (XSSC)	3,781,910	8,739
	Shanghai International Airport Co. Ltd. Class A (XSSC)	1,152,067	8,729
*	Tianqi Lithium Corp. Class A (XSHE)	1,176,987	8,724
*	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSSC)	2,774,340	8,685
*	Zhejiang Century Huatong Group Co. Ltd. Class A	8,455,700	8,638
	China Vanke Co. Ltd. Class A (XSEC)	1,977,298	8,597
	Livzon Pharmaceutical Group Inc. Class A (XSHE)	1,176,881	8,535
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	179,200	8,511
*,1,2	Ascentage Pharma Group International	1,742,900	8,507
	Health & Happiness H&H International Holdings Ltd.	2,358,451	8,491
*	Aluminum Corp. of China Ltd. Class A	12,389,600	8,465
[2]	China New Higher Education Group Ltd.	10,554,000	8,460
	AECC Aviation Power Co. Ltd. Class A (XSSC)	1,448,466	8,447
	Zhongyu Gas Holdings Ltd.	9,656,000	8,421
12

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Songcheng Performance Development Co. Ltd. Class A	2,512,551	8,419
	Intco Medical Technology Co. Ltd. Class A	320,350	8,417
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSHG)	5,421,177	8,410
	NAURA Technology Group Co. Ltd. Class A (XSHE)	330,500	8,404
*,1	SOHO China Ltd.	27,745,030	8,371
	Huayu Automotive Systems Co. Ltd. Class A (XSSC)	2,059,116	8,322
	Centre Testing International Group Co. Ltd. Class A	1,641,012	8,277
*	Ecovacs Robotics Co. Ltd. Class A (XSHG)	327,985	8,272
	C&D International Investment Group Ltd.	4,123,000	8,228
	Poly Property Group Co. Ltd.	28,736,038	8,201
	Shaanxi Coal Industry Co. Ltd. Class A (XSHG)	4,699,334	8,139
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	4,072,942	8,135
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	8,844,242	8,022
	Fu Jian Anjoy Foods Co. Ltd. Class A	206,298	8,018
	E-House China Enterprise Holdings Ltd.	7,412,100	8,010
	Guangdong Haid Group Co. Ltd. Class A (XSEC)	622,059	8,000
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,616,092	7,994
	Iflytek Co. Ltd. Class A (XSEC)	1,019,250	7,991
*,2	Meitu Inc.	25,572,436	7,938
[1,2]	Viva Biotech Holdings	9,205,500	7,920
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A (XSHG)	356,490	7,908
*	Fufeng Group Ltd.	21,338,495	7,893
*	Founder Securities Co. Ltd. Class A (XSSC)	5,520,913	7,840
	AVIC Shenyang Aircraft Co. Ltd. Class A (XSHG)	877,190	7,819
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A (XSEC)	877,950	7,807
*,2	Hangzhou Tigermed Consulting Co. Ltd. Class H	396,700	7,773
*	Sohu.com Ltd. ADR	411,129	7,758
	Skshu Paint Co. Ltd. Class A	211,463	7,731
	Industrial Securities Co. Ltd. Class A (XSSC)	5,509,065	7,718
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	2,865,825	7,713
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	3,577,774	7,620
*	China Shipbuilding Industry Co. Ltd. Class A (XSSC)	12,036,852	7,598
	Jafron Biomedical Co. Ltd. Class A (XSHE)	510,690	7,591
	Jiayuan International Group Ltd.	16,369,853	7,535
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	2,949,368	7,531
	CIMC Enric Holdings Ltd.	8,679,019	7,523
[2]	Qingdao Port International Co. Ltd. Class H	12,194,915	7,500
	Greatview Aseptic Packaging Co. Ltd.	15,116,219	7,469
*,1,2	CStone Pharmaceuticals	5,208,500	7,465
	Bank of Hangzhou Co. Ltd. Class A (XSSC)	2,885,351	7,369
	SDIC Power Holdings Co. Ltd. Class A (XSSC)	4,812,507	7,352
	Amlogic Shanghai Co. Ltd. Class A	519,105	7,309
	China Resources Medical Holdings Co. Ltd.	8,342,289	7,240
	Huadian Power International Corp. Ltd. Class H	23,440,909	7,175
	Unigroup Guoxin Microelectronics Co. Ltd. Class A (XSHE)	398,093	7,170
	Offcn Education Technology Co. Ltd. Class A	1,819,276	7,143
	Will Semiconductor Co. Ltd. Shanghai Class A (XSSC)	153,100	7,110
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,194,292	7,104
*	National Silicon Industry Group Co. Ltd. Class A	1,875,919	7,092
	China BlueChemical Ltd. Class H	25,064,568	7,086
[1]	BBMG Corp. Class H	34,474,781	7,085
[1]	Shoucheng Holdings Ltd.	31,039,211	7,064
	Bank of Chongqing Co. Ltd. Class H	10,508,066	7,053
	China National Nuclear Power Co. Ltd. Class A (XSHG)	8,760,747	7,052
	Zhejiang NHU Co. Ltd. Class A (XSSC)	1,161,677	7,001
*,1,2	Koolearn Technology Holding Ltd.	3,617,500	6,955
13

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	9,119,060	6,953
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (XSEC)	2,104,714	6,938
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	237,150	6,912
*	Trip.com Group Ltd.	173,941	6,892
	Yealink Network Technology Corp. Ltd. Class A (XSHE)	638,300	6,887
*	Hualan Biological Engineering Inc. Class A (XSHE)	1,057,175	6,852
	China Jushi Co. Ltd. Class A (XSSC)	2,472,983	6,848
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	7,637,500	6,826
	Weifu High-Technology Group Co. Ltd. Class B	3,092,949	6,780
*,1	Kangji Medical Holdings Ltd.	4,062,500	6,767
	PetroChina Co. Ltd. Class A	10,277,690	6,736
	Beijing New Building Materials plc Class A (XSEC)	944,497	6,712
	Shandong Sinocera Functional Material Co. Ltd. Class A	877,100	6,681
	Raytron Technology Co. Ltd. Class A	470,734	6,669
*	New Oriental Education & Technology Group Inc.	433,550	6,663
	Tong Ren Tang Technologies Co. Ltd. Class H	8,420,132	6,654
	JiuGui Liquor Co. Ltd. Class A (XSHE)	217,400	6,641
	Kingfa Sci & Tech Co. Ltd. Class A (XSHG)	1,887,800	6,615
*	Dada Nexus Ltd. ADR	274,656	6,603
	Lingyi iTech Guangdong Co. Class A (XSHE)	5,198,300	6,593
*	China Modern Dairy Holdings Ltd.	26,180,299	6,576
	Wuhan Guide Infrared Co. Ltd. Class A (XSHE)	1,219,679	6,561
	Livzon Pharmaceutical Group Inc. Class H	1,401,553	6,542
	Luxshare Precision Industry Co. Ltd. Class A (XSEC)	1,149,286	6,531
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSHG)	702,900	6,513
	Zhejiang Dahua Technology Co. Ltd. Class A (XSHE)	1,800,492	6,505
	New Hope Liuhe Co. Ltd. Class A (XSHE)	2,535,124	6,496
	Anhui Conch Cement Co. Ltd. Class A (XSHG)	856,900	6,473
	Datang International Power Generation Co. Ltd. Class H	43,690,046	6,459
	By-health Co. Ltd. Class A	1,281,506	6,458
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	2,399,500	6,443
	China Molybdenum Co. Ltd. Class A (XSSC)	7,180,411	6,406
	Hangzhou Steam Turbine Co. Ltd. Class B	4,122,282	6,395
*	TCL Electronics Holdings Ltd.	8,647,329	6,384
	SF Holding Co. Ltd. Class A (XSEC)	644,205	6,372
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSSC)	28,021,925	6,355
	Sinopec Kantons Holdings Ltd.	16,508,976	6,338
	Yunnan Baiyao Group Co. Ltd. Class A (XSEC)	382,093	6,333
	Shandong Linglong Tyre Co. Ltd. Class A	738,991	6,332
	Fanhua Inc. ADR	473,902	6,327
*,1,2	Archosaur Games Inc.	3,538,000	6,306
	China Dongxiang Group Co. Ltd.	47,656,360	6,262
	AVIC Xi'an Aircraft Industry Group Co. Ltd. Class A (XSHE)	1,679,002	6,227
	Pharmaron Beijing Co. Ltd. Class A (XSHE)	248,844	6,218
*	GDS Holdings Ltd. Class A	601,424	6,218
	Gongniu Group Co. Ltd. Class A	205,153	6,190
	Shandong Nanshan Aluminum Co. Ltd. Class A	10,511,013	6,182
[1,2]	Midea Real Estate Holding Ltd.	2,708,000	6,161
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,463,800	6,148
	Guangzhou Tinci Materials Technology Co. Ltd. Class A (XSHE)	592,229	6,135
	GoerTek Inc. Class A (XSEC)	1,056,728	6,121
[2]	Red Star Macalline Group Corp. Ltd. Class H	10,813,570	6,109
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSHG)	1,006,586	6,046
14

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	China Kepei Education Group Ltd.	7,942,000	6,032
	Glodon Co. Ltd. Class A	533,431	5,997
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSSC)	728,415	5,995
	SG Micro Corp. Class A	146,996	5,942
	Yuexiu Transport Infrastructure Ltd.	9,658,501	5,933
	Bank of Hangzhou Co. Ltd. Class A (XSHG)	2,323,128	5,933
	China Tian Lun Gas Holdings Ltd.	5,837,000	5,895
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	109,861	5,888
	Suning.com Co. Ltd. Class A (XSHE)	5,721,122	5,878
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A (XSHE)	1,381,600	5,869
	Shanghai Putailai New Energy Technology Co. Ltd. Class A (XSSC)	468,315	5,845
	AVIC Jonhon Optronic Technology Co. Ltd. Class A (XSHE)	555,706	5,840
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSHG)	194,117	5,824
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSHE)	3,201,991	5,817
*	IRICO Display Devices Co. Ltd. Class A	3,444,901	5,801
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A (XSEC)	1,364,400	5,796
*	China Shipbuilding Industry Co. Ltd. Class A (XSHG)	9,182,200	5,796
[1]	ZTO Express Cayman Inc.	181,793	5,777
*	Hanergy Thin Film Power Group Ltd.	206,154,000	5,734
	Gemdale Corp. Class A (XSSC)	3,158,608	5,725
*,1	China Maple Leaf Educational Systems Ltd.	21,870,538	5,724
	Shenzhen Kangtai Biological Products Co. Ltd. Class A (XSEC)	203,700	5,665
	Yonghui Superstores Co. Ltd. Class A (XSSC)	6,583,940	5,657
	Zhejiang NHU Co. Ltd. Class A (XSHE)	938,300	5,655
	Bank of Beijing Co. Ltd. Class A (XSHG)	7,671,662	5,639
	Consun Pharmaceutical Group Ltd.	9,559,000	5,627
	Shanghai RAAS Blood Products Co. Ltd. Class A	4,555,299	5,617
	Shengyi Technology Co. Ltd. Class A (XSSC)	1,562,060	5,615
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A (XSHE)	413,301	5,614
	Hengyi Petrochemical Co. Ltd. Class A	2,762,100	5,594
[1]	Dongfang Electric Corp. Ltd. Class H	6,657,213	5,574
	Bank of Communications Co. Ltd. Class A (XSHG)	7,470,900	5,550
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	4,046,069	5,542
	Beijing Enlight Media Co. Ltd. Class A	2,749,703	5,525
	Joinn Laboratories China Co. Ltd. Class A	234,680	5,513
*	Sogou Inc. ADR	651,760	5,507
	Apeloa Pharmaceutical Co. Ltd. Class A	1,149,021	5,507
	AECC Aviation Power Co. Ltd. Class A (XSHG)	943,713	5,504
	Rongsheng Petrochemical Co. Ltd. Class A (XSHE)	1,261,696	5,502
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	2,588,912	5,498
	Bank of Shanghai Co. Ltd. Class A (XSSC)	4,345,375	5,488
	C&S Paper Co. Ltd. Class A (XSHE)	1,152,090	5,474
*	Gotion High-tech Co. Ltd. Class A	1,023,369	5,467
	Huaxin Cement Co. Ltd. Class A (XSSC)	1,613,004	5,460
	Skyfame Realty Holdings Ltd.	43,309,804	5,456
	Poly Developments & Holdings Group Co. Ltd. Class A (XSHG)	2,527,752	5,454
	China Everbright Bank Co. Ltd. Class A (XSHG)	9,344,500	5,451
	Tongkun Group Co. Ltd. Class A (XSSC)	1,535,799	5,412
*	TCL Technology Group Corp. Class A (XSEC)	3,903,000	5,400
*	Xian International Medical Investment Co. Ltd. Class A	2,156,006	5,384
	Zhejiang Supor Co. Ltd. Class A	462,619	5,380
	Chongqing Sokon Industry Group Co. Ltd. Class A	717,528	5,367
	ZTE Corp. Class A (XSHE)	1,202,165	5,355
15

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	China Machinery Engineering Corp. Class H	11,958,261	5,350
	Seazen Holdings Co. Ltd. Class A (XSSC)	769,700	5,347
*	JA Solar Technology Co. Ltd. Class A (XSHE)	1,330,600	5,324
	NetEase Inc.	236,236	5,280
*,2	Cathay Media & Education Group Inc.	6,538,000	5,262
	West China Cement Ltd.	29,654,438	5,261
	Tianshui Huatian Technology Co. Ltd. Class A	2,661,019	5,245
[1]	China Tobacco International HK Co. Ltd.	2,276,000	5,184
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	1,092,991	5,168
*,1	Ronshine China Holdings Ltd.	7,406,808	5,167
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,254,700	5,163
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	1,018,927	5,162
	Central China Real Estate Ltd.	9,347,000	5,141
	Wuxi Shangji Automation Co. Ltd. Class A	231,400	5,141
*	Shanghai Milkground Food Tech Co. Ltd. Class A	422,543	5,120
	Shanghai International Port Group Co. Ltd. Class A (XSSC)	7,164,734	5,118
	China National Accord Medicines Corp. Ltd. Class B	1,756,387	5,113
	Huizhou Desay Sv Automotive Co. Ltd. Class A (XSHE)	312,900	5,050
	JNBY Design Ltd.	2,616,500	5,042
	Zhejiang Longsheng Group Co. Ltd. Class A (XSHG)	2,405,050	5,038
	Hangzhou First Applied Material Co. Ltd. Class A	357,612	5,032
	China Zheshang Bank Co. Ltd. Class A	8,213,900	5,010
*	JCET Group Co. Ltd. Class A (XSHG)	885,051	5,007
	Air China Ltd. Class A (XSHG)	3,962,314	5,001
	Bank of Jiangsu Co. Ltd. Class A (XSHG)	4,582,387	5,000
*	Tongdao Liepin Group	1,486,200	5,000
	Visual China Group Co. Ltd. Class A (XSEC)	2,433,519	4,996
	Anhui Gujing Distillery Co. Ltd. Class A	142,240	4,987
	Micro-Tech Nanjing Co. Ltd. Class A	144,847	4,982
*	So-Young International Inc. ADR	526,393	4,980
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (XSHE)	1,509,449	4,976
	Sunwoda Electronic Co. Ltd. Class A	1,502,280	4,973
	Haitong Securities Co. Ltd. Class A (XSSC)	2,897,117	4,946
	Foxconn Industrial Internet Co. Ltd. Class A (XSHG)	2,330,600	4,943
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSEC)	2,714,500	4,931
[1]	Zhongliang Holdings Group Co. Ltd.	7,356,500	4,919
*	Kuang-Chi Technologies Co. Ltd. Class A (XSHE)	1,703,004	4,918
	Guangzhou Wondfo Biotech Co. Ltd. Class A	314,168	4,914
	Asymchem Laboratories Tianjin Co. Ltd. Class A (XSHE)	96,376	4,880
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	731,570	4,875
	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSEC)	291,059	4,867
	China Railway Group Ltd. Class A (XSSC)	5,847,514	4,863
	Shenzhen Energy Group Co. Ltd. Class A	3,709,070	4,851
*,1	Skyworth Group Ltd.	14,839,212	4,849
	AVIC Jonhon Optronic Technology Co. Ltd. Class A (XSEC)	461,299	4,848
	XCMG Construction Machinery Co. Ltd. Class A (XSEC)	4,260,700	4,844
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,258,058	4,833
	Shanghai International Airport Co. Ltd. Class A (XSHG)	635,126	4,812
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	450,404	4,807
	Beijing New Building Materials plc Class A (XSHE)	675,400	4,800
*,1	Autohome Inc. Class A	204,468	4,791
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	778,459	4,787
	Yantai Eddie Precision Machinery Co. Ltd. Class A (XSHG)	506,571	4,776
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A (XSHE)	421,687	4,773
	Zhejiang Weixing New Building Materials Co. Ltd. Class A (XSEC)	1,310,729	4,752
16

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Times Neighborhood Holdings Ltd.	6,167,032	4,744
	Beijing Jingneng Clean Energy Co. Ltd. Class H	21,745,531	4,730
	Yonyou Network Technology Co. Ltd. Class A (XSHG)	924,641	4,725
[1]	Comba Telecom Systems Holdings Ltd.	18,298,130	4,717
[1,2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	512,500	4,717
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	813,200	4,708
	China Greatwall Technology Group Co. Ltd. Class A (XSHE)	2,581,088	4,693
	Spring Airlines Co. Ltd. Class A (XSSC)	472,836	4,686
*	Hi Sun Technology China Ltd.	24,831,186	4,676
	Bank of Changsha Co. Ltd. Class A (XSHG)	3,355,488	4,666
*	Wanda Film Holding Co. Ltd. Class A	1,647,950	4,665
	Concord New Energy Group Ltd.	64,754,071	4,664
*	Chengdu Kanghua Biological Products Co. Ltd. Class A	69,400	4,658
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	4,641
	Ginlong Technologies Co. Ltd. Class A	146,500	4,636
*	Youdao Inc. ADR	177,150	4,627
*	3peak Inc. Class A	71,979	4,623
	Youngor Group Co. Ltd. Class A (XSSC)	4,025,472	4,618
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A (XSEC)	339,440	4,611
	Anhui Expressway Co. Ltd. Class H	6,572,097	4,607
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	4,575
*	Fantasia Holdings Group Co. Ltd.	35,442,520	4,548
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSSC)	815,911	4,543
	Changjiang Securities Co. Ltd. Class A (XSHE)	4,061,524	4,535
[3]	Jiangsu Eastern Shenghong Co. Ltd. Class A (XSHE)	1,957,200	4,521
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	799,753	4,515
*	Hualan Biological Engineering Inc. Class A (XSEC)	696,078	4,511
	Winning Health Technology Group Co. Ltd. Class A	1,933,768	4,508
*	Guosen Securities Co. Ltd. Class A (XSHE)	2,783,641	4,505
	StarPower Semiconductor Ltd. Class A	135,400	4,504
*	China Zhongwang Holdings Ltd.	19,434,219	4,489
	Mango Excellent Media Co. Ltd. Class A (XSEC)	428,299	4,488
*	Ecovacs Robotics Co. Ltd. Class A (XSSC)	177,900	4,487
	Hongfa Technology Co. Ltd. Class A (XSHG)	520,834	4,481
	Zhejiang Dahua Technology Co. Ltd. Class A (XSEC)	1,239,421	4,478
	CITIC Securities Co. Ltd. Class A (XSHG)	1,216,900	4,472
	Tianfeng Securities Co. Ltd. Class A (XSHG)	6,154,760	4,471
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,706,137	4,460
	China Merchants Securities Co. Ltd. Class A (XSHG)	1,543,760	4,456
	Proya Cosmetics Co. Ltd. Class A	158,100	4,451
	Inspur Electronic Information Industry Co. Ltd. Class A (XSHE)	1,065,310	4,429
	AVIC Shenyang Aircraft Co. Ltd. Class A (XSSC)	495,963	4,421
	Shenzhen Capchem Technology Co. Ltd. Class A	371,900	4,408
	Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	1,676,434	4,392
	Angel Yeast Co. Ltd. Class A (XSHG)	484,793	4,382
*	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,286,000	4,376
	Beijing Tongrentang Co. Ltd. Class A (XSSC)	923,994	4,359
	Jiangxi Copper Co. Ltd. Class A	1,066,444	4,346
	Hangzhou Robam Appliances Co. Ltd. Class A (XSHE)	731,804	4,329
	Sinolink Securities Co. Ltd. Class A (XSSC)	2,313,400	4,309
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (XSHE)	2,270,886	4,305
[1,2]	Redco Properties Group Ltd.	11,877,640	4,299
*,1	CSSC Offshore & Marine Engineering Group Co. Ltd. Class H	4,416,581	4,296
*	Chongqing Changan Automobile Co. Ltd. Class A (XSHE)	1,695,900	4,286
	Power Construction Corp. of China Ltd. Class A (XSSC)	7,234,508	4,263
17

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Humanwell Healthcare Group Co. Ltd. Class A (XSHG)	839,200	4,263
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSSC)	767,600	4,253
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	17,644,195	4,230
	Shanghai MicroPort Endovascular MedTech Co. Ltd. Class A	82,115	4,224
	Daqin Railway Co. Ltd. Class A (XSHG)	3,964,820	4,212
	Qingdao Haier Biomedical Co. Ltd. Class A	274,959	4,211
	Zhongjin Gold Corp. Ltd. Class A (XSSC)	3,143,933	4,141
	Avic Capital Co. Ltd. Class A (XSSC)	6,912,445	4,139
*	Shanghai Electric Group Co. Ltd. Class A (XSHG)	5,238,493	4,129
	Dazhong Transportation Group Co. Ltd. Class B	14,483,176	4,110
	Gigadevice Semiconductor Beijing Inc. Class A (XSHG)	137,964	4,097
	Sangfor Technologies Inc. Class A	97,182	4,096
	Shaanxi Coal Industry Co. Ltd. Class A (XSSC)	2,364,183	4,095
	Sichuan Swellfun Co. Ltd. Class A (XSHG)	259,575	4,093
*	Hang Zhou Great Star Industrial Co. Ltd. Class A (XSHE)	692,700	4,089
	Suzhou Maxwell Technologies Co. Ltd. Class A	43,200	4,080
*	Shanxi Meijin Energy Co. Ltd. Class A	3,369,023	4,079
	Sanan Optoelectronics Co. Ltd. Class A (XSHG)	1,056,800	4,078
	Shanghai Bailian Group Co. Ltd. Class B	3,845,856	4,076
*	Fangda Carbon New Material Co. Ltd. Class A (XSSC)	2,963,392	4,059
	Shenzhen SC New Energy Technology Corp. Class A (XSHE)	239,070	4,053
	Liaoning Cheng Da Co. Ltd. Class A (XSSC)	1,157,220	4,025
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSHG)	1,164,985	4,025
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	222,900	4,016
	New Hope Liuhe Co. Ltd. Class A (XSEC)	1,562,521	4,004
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A (XSHE)	1,194,312	4,001
	Focus Technology Co. Ltd. Class A	1,258,120	4,001
	Shanghai Jin Jiang Capital Co. Ltd. Class H	18,561,780	4,000
	Huayu Automotive Systems Co. Ltd. Class A (XSHG)	988,477	3,995
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,034,079	3,989
	Jason Furniture Hangzhou Co. Ltd. Class A (XSHG)	322,318	3,989
	Thunder Software Technology Co. Ltd. Class A (XSHE)	193,027	3,989
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	463,307	3,962
	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSHE)	236,228	3,950
	China Merchants Energy Shipping Co. Ltd. Class A (XSHG)	5,216,769	3,949
	Jiangsu Yoke Technology Co. Ltd. Class A (XSHE)	434,400	3,947
	Huafon Chemical Co. Ltd. Class A (XSHE)	1,999,101	3,944
	Sichuan Chuantou Energy Co. Ltd. Class A (XSSC)	2,259,661	3,929
	China Shenhua Energy Co. Ltd. Class A (XSHG)	1,323,530	3,920
	GF Securities Co. Ltd. Class H	2,707,800	3,913
[1]	LVGEM China Real Estate Investment Co. Ltd.	13,724,000	3,896
*	JCET Group Co. Ltd. Class A (XSSC)	688,244	3,894
*	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,281,750	3,885
*	Beijing Enterprises Clean Energy Group Ltd.	268,597,198	3,881
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,137,667	3,875
	Guangshen Railway Co. Ltd. Class H	19,287,093	3,868
	GD Power Development Co. Ltd. Class A (XSSC)	11,037,415	3,867
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	77,757	3,864
	Zhuzhou Kibing Group Co. Ltd. Class A (XSSC)	1,635,114	3,862
	Henan Shuanghui Investment & Development Co. Ltd. Class A (XSEC)	680,409	3,842
	Oppein Home Group Inc. Class A	148,897	3,830
18

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Beijing Shunxin Agriculture Co. Ltd. Class A (XSHE)	499,354	3,823
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,634,490	3,820
*	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	878,495	3,818
	Shenzhen Sunlord Electronics Co. Ltd. Class A (XSHE)	725,578	3,818
	Western Superconducting Technologies Co. Ltd. Class A	466,439	3,814
	Avic Aviation High-Technology Co. Ltd. Class A (XSHG)	1,030,348	3,809
	Metallurgical Corp. of China Ltd. Class A (XSSC)	8,007,833	3,800
	Tongwei Co. Ltd. Class A (XSHG)	703,100	3,798
*	Ingenic Semiconductor Co. Ltd. Class A	348,916	3,785
	Zhejiang Satellite Petrochemical Co. Ltd. Class A (XSEC)	601,905	3,783
	Perfect World Co. Ltd. Class A	1,149,124	3,772
	Beijing Shiji Information Technology Co. Ltd. Class A (XSHE)	853,207	3,754
[1,2]	CSC Financial Co. Ltd. Class H	3,202,000	3,728
*	Sinopec Oilfield Service Corp. Class A	12,401,900	3,727
	Jinke Properties Group Co. Ltd. Class A (XSHE)	3,657,625	3,722
[1,2]	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	4,010,164	3,717
	Wens Foodstuffs Group Co. Ltd. Class A	1,663,742	3,695
	Qingdao TGOOD Electric Co. Ltd. Class A	947,216	3,675
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	5,055,254	3,669
	Greenland Hong Kong Holdings Ltd.	10,544,314	3,666
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,232	3,666
	Chacha Food Co. Ltd. Class A	440,621	3,666
*	State Grid Yingda Co. Ltd. Class A (XSHG)	3,932,201	3,649
	China Foods Ltd.	8,761,153	3,648
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,345,900	3,648
	Yanzhou Coal Mining Co. Ltd. Class A (XSSC)	1,821,700	3,648
*	Qi An Xin Technology Group Inc. Class A	254,564	3,644
	Greenland Holdings Corp. Ltd. Class A (XSHG)	4,164,281	3,637
	Zhefu Holding Group Co. Ltd. Class A	4,198,390	3,627
*	Zhongtai Securities Co. Ltd. Class A	2,215,700	3,624
	Sinoma Science & Technology Co. Ltd. Class A (XSHE)	1,072,739	3,620
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	775,957	3,600
	Huaibei Mining Holdings Co. Ltd. Class A	1,987,600	3,599
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSSC)	597,463	3,589
*	Winner Medical Co. Ltd. Class A	169,761	3,570
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,530,688	3,562
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSSC)	1,571,541	3,561
	Sieyuan Electric Co. Ltd. Class A	733,100	3,561
	Chengdu Xingrong Environment Co. Ltd. Class A	4,433,500	3,558
	Tongda Group Holdings Ltd.	48,471,919	3,548
	Yango Group Co. Ltd. Class A	4,010,183	3,545
	Tongling Nonferrous Metals Group Co. Ltd. Class A (XSHE)	8,082,400	3,544
	Guoyuan Securities Co. Ltd. Class A (XSHE)	2,989,442	3,542
	Sichuan Chuantou Energy Co. Ltd. Class A (XSHG)	2,036,916	3,541
	Han's Laser Technology Industry Group Co. Ltd. Class A (XSEC)	570,023	3,523
	Shanghai M&G Stationery Inc. Class A (XSHG)	249,275	3,512
*	Jointown Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,340,895	3,508
	China Minsheng Banking Corp. Ltd. Class A (XSHG)	4,830,360	3,506
	Ningbo Zhoushan Port Co. Ltd. Class A (XSSC)	5,735,663	3,505
	China Tourism Group Duty Free Corp. Ltd. Class A (XSHG)	73,000	3,503
*	Fujian Torch Electron Technology Co. Ltd. Class A	384,612	3,501
	Shanghai Haohai Biological Technology Co. Ltd. Class A	167,116	3,498
*	CanSino Biologics Inc. Class A	43,455	3,494
	AVIC Xi'an Aircraft Industry Group Co. Ltd. Class A (XSEC)	940,900	3,489
19

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Unigroup Guoxin Microelectronics Co. Ltd. Class A (XSEC)	193,388	3,483
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,138,291	3,474
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (XSSC)	482,625	3,473
	CNHTC Jinan Truck Co. Ltd. Class A	665,242	3,462
	Huaxia Bank Co. Ltd. Class A (XSHG)	3,585,491	3,455
	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSHE)	2,750,387	3,455
	Hundsun Technologies Inc. Class A (XSHG)	244,046	3,451
	Infore Environment Technology Group Co. Ltd. Class A (XSHE)	2,836,726	3,450
	Avary Holding Shenzhen Co. Ltd. Class A (XSHE)	718,384	3,448
[1,2]	Shandong Gold Mining Co. Ltd. Class H	1,886,450	3,445
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,750,086	3,436
	China Great Wall Securities Co. Ltd. Class A (XSHE)	2,214,000	3,435
	Bank of Guiyang Co. Ltd. Class A	2,871,227	3,435
	Yunnan Energy New Material Co. Ltd. (XSEC)	165,900	3,432
	TBEA Co. Ltd. Class A (XSSC)	1,811,358	3,432
	NAURA Technology Group Co. Ltd. Class A (XSEC)	134,700	3,425
	DBAPP Security Ltd. Class A	81,099	3,422
	Wisdom Education International Holdings Co. Ltd.	6,772,000	3,419
	Dongxing Securities Co. Ltd. Class A (XSHG)	2,151,801	3,418
	Huaneng Power International Inc. Class A (XSSC)	5,246,597	3,417
	SDIC Capital Co. Ltd. Class A (XSSC)	1,711,200	3,417
	Suning.com Co. Ltd. Class A (XSEC)	3,325,270	3,416
	China National Nuclear Power Co. Ltd. Class A (XSSC)	4,236,800	3,411
	Luxi Chemical Group Co. Ltd. Class A	1,437,608	3,403
*	Eyebright Medical Technology Beijing Co. Ltd. Class A	98,450	3,397
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSHG)	6,142,762	3,395
*	Founder Securities Co. Ltd. Class A (XSHG)	2,383,190	3,384
	PharmaBlock Sciences Nanjing Inc. Class A (XSHE)	152,414	3,380
	Dian Diagnostics Group Co. Ltd. Class A	561,937	3,373
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A (XSHG)	474,708	3,371
	Joyoung Co. Ltd. Class A	682,392	3,348
	GEM Co. Ltd. Class A (XSHE)	2,179,354	3,345
*	Guolian Securities Co. Ltd. Class A	1,561,900	3,340
	Hangzhou Onechance Tech Corp. Class A	279,240	3,333
	BOC International China Co. Ltd. Class A	1,424,427	3,330
	Bank of Nanjing Co. Ltd. Class A (XSHG)	2,350,676	3,329
	China South City Holdings Ltd.	31,585,258	3,328
	Zhejiang Chint Electrics Co. Ltd. Class A (XSSC)	645,888	3,311
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSHG)	11,398,700	3,305
	Xiamen Tungsten Co. Ltd. Class A (XSSC)	1,111,059	3,300
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	269,955	3,296
*	COSCO SHIPPING Holdings Co. Ltd. Class A	1,172,491	3,293
	Zhejiang Chint Electrics Co. Ltd. Class A (XSHG)	642,358	3,293
	Foxconn Industrial Internet Co. Ltd. Class A (XSSC)	1,550,700	3,289
	Aisino Corp. Class A	1,799,513	3,289
	China High Speed Transmission Equipment Group Co. Ltd.	4,530,934	3,280
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. (XSHG)	1,806,254	3,278
	Heilongjiang Agriculture Co. Ltd. Class A (XSHG)	1,400,571	3,272
	China Hainan Rubber Industry Group Co. Ltd. Class A	4,107,000	3,272
	Oriental Pearl Group Co. Ltd. Class A (XSSC)	2,403,345	3,266
	Thunder Software Technology Co. Ltd. Class A (XSEC)	157,500	3,255
	China Shineway Pharmaceutical Group Ltd.	4,503,885	3,245
	Beijing Originwater Technology Co. Ltd. Class A	2,987,418	3,241
	Beijing Yanjing Brewery Co. Ltd. Class A	2,841,380	3,241
20

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Industrial & Commercial Bank of China Ltd. Class A (XSHG)	4,078,600	3,231
	NavInfo Co. Ltd. Class A (XSHE)	1,474,200	3,228
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSHE)	432,542	3,219
	Hunan Valin Steel Co. Ltd. Class A (XSHE)	2,658,600	3,218
	China Eastern Airlines Corp. Ltd. Class A (XSSC)	3,992,926	3,216
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. (XSSC)	1,767,885	3,208
*	China Southern Airlines Co. Ltd. Class A	3,271,455	3,204
*	Jiangsu GoodWe Power Supply Technology Co. Ltd. Class A	82,929	3,202
[1,2]	China Everbright Greentech Ltd.	8,060,814	3,188
*	China Grand Automotive Services Group Co. Ltd. Class A (XSSC)	6,816,940	3,187
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSSC)	4,221,531	3,183
	Xinhu Zhongbao Co. Ltd. Class A (XSSC)	6,695,254	3,180
*,1	BEST Inc. ADR	2,400,118	3,168
*	Yunnan Aluminium Co. Ltd. Class A (XSEC)	1,669,852	3,167
*	Beijing Jingyuntong Technology Co. Ltd. Class A (XSHG)	2,560,903	3,167
	Citic Pacific Special Steel Group Co. Ltd. Class A (XSEC)	792,645	3,163
	Beijing Dahao Technology Corp. Ltd. Class A	880,787	3,161
	Shandong Sun Paper Industry JSC Ltd. Class A (XSHE)	1,277,100	3,153
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSSC)	182,100	3,144
	Guangzhou Baiyun International Airport Co. Ltd. Class A (XSHG)	1,671,947	3,136
	XCMG Construction Machinery Co. Ltd. Class A (XSHE)	2,756,715	3,134
*	Shenzhen Dynanonic Co. Ltd. Class A	141,100	3,128
*	Chongqing Changan Automobile Co. Ltd. Class A (XSEC)	1,234,700	3,121
	China Railway Group Ltd. Class A (XSHG)	3,751,729	3,120
	Sinocare Inc. Class A	543,300	3,120
	Zhejiang Cfmoto Power Co. Ltd. Class A	136,700	3,120
	China Harmony Auto Holding Ltd.	6,386,500	3,117
*	Zhuzhou Hongda Electronics Corp. Ltd. Class A (XSHE)	332,126	3,115
*	Beiqi Foton Motor Co. Ltd. Class A (XSHG)	5,405,876	3,108
	AVICOPTER plc Class A (XSSC)	395,502	3,104
	Hangzhou Oxygen Plant Group Co. Ltd.	586,150	3,101
	China Lilang Ltd.	4,657,865	3,100
	Hangcha Group Co. Ltd. Class A	961,580	3,100
	Bank of Zhengzhou Co. Ltd. Class A (XSEC)	5,453,726	3,099
	Shenergy Co. Ltd. Class A (XSHG)	3,536,068	3,095
	AVIC Electromechanical Systems Co. Ltd. Class A (XSHE)	2,057,022	3,095
*	Sinofert Holdings Ltd.	23,790,032	3,092
	Tianma Microelectronics Co. Ltd. Class A (XSHE)	1,438,805	3,080
	Wuchan Zhongda Group Co. Ltd. Class A	4,300,815	3,067
*	FAW Jiefang Group Co. Ltd.	1,796,743	3,064
*	Beijing Easpring Material Technology Co. Ltd. Class A	391,500	3,044
	Ningbo Orient Wires & Cables Co. Ltd. Class A	870,999	3,042
	Hengli Petrochemical Co. Ltd. Class A (XSSC)	666,000	3,037
	BBMG Corp. Class A (XSSC)	7,076,779	3,036
*	Baozun Inc. Class A	260,903	3,035
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSHG)	368,662	3,034
	Sansteel Minguang Co. Ltd. Fujian Class A	2,397,156	3,026
	Western Securities Co. Ltd. Class A (XSHE)	2,321,451	3,019
	Beijing United Information Technology Co. Ltd. Class A	149,800	3,016
*	China CSSC Holdings Ltd. Class A (XSHG)	1,251,700	3,015
	Xinyu Iron & Steel Co. Ltd. Class A	2,972,600	3,005
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	437,547	3,002
	Pacific Shuanglin Bio-pharmacy Co. Ltd.	521,003	3,000
	Shanghai Tofflon Science & Technology Co. Ltd. Class A	622,854	2,995
	Shanghai Putailai New Energy Technology Co. Ltd. Class A (XSHG)	239,345	2,987
21

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Xiamen Kingdomway Group Co. Class A (XSHE)	462,900	2,985
	G-bits Network Technology Xiamen Co. Ltd. Class A (XSHG)	42,200	2,980
	Liaoning Port Co. Ltd. Class A	11,206,208	2,979
	Jiangsu Shagang Co. Ltd. Class A	1,960,385	2,977
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (XSHE)	586,842	2,976
	Lianhe Chemical Technology Co. Ltd. Class A	853,200	2,964
	Shanghai M&G Stationery Inc. Class A (XSSC)	210,300	2,963
	Shanghai Haixin Group Co. Class B	8,967,263	2,939
	Guangdong Hongda Blasting Co. Ltd. Class A	684,658	2,935
*	Anhui Jinhe Industrial Co. Ltd. Class A	580,800	2,928
	NanJi E-Commerce Co. Ltd. Class A	2,343,643	2,915
	Arcsoft Corp. Ltd. Class A	450,353	2,912
	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSHE)	1,279,608	2,907
	HLA Group Corp. Ltd. (XSSC)	2,598,579	2,904
	SDIC Power Holdings Co. Ltd. Class A (XSHG)	1,898,900	2,901
*	Wuxi NCE Power Co. Ltd. Class A	97,900	2,895
*	Tianshan Aluminum Group Co. Ltd. Class A	1,863,065	2,888
	Shanghai Jahwa United Co. Ltd. Class A (XSSC)	317,125	2,883
	Jiangsu Cnano Technology Co. Ltd. Class A	280,473	2,872
	Dongfang Electric Corp. Ltd. Class A (XSSC)	1,632,091	2,864
*	Cambricon Technologies Corp. Ltd.	166,684	2,864
	Ningbo Shanshan Co. Ltd. Class A (XSSC)	1,089,418	2,849
*	Zhejiang Huayou Cobalt Co. Ltd. Class A (XSSC)	226,170	2,837
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A (XSHE)	1,986,905	2,834
	Zhengzhou Yutong Bus Co. Ltd. Class A (XSSC)	1,347,414	2,828
*	Contec Medical Systems Co. Ltd. Class A	211,100	2,816
*	YongXing Special Materials Technology Co. Ltd. Class A	308,468	2,803
	Xingda International Holdings Ltd.	10,579,093	2,802
	China Enterprise Co. Ltd. Class A (XSHG)	5,568,635	2,784
	Chaowei Power Holdings Ltd.	7,664,924	2,779
	Guangdong Electric Power Development Co. Ltd. Class B	9,107,028	2,777
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	4,902,940	2,776
	China National Medicines Corp. Ltd. Class A (XSSC)	488,252	2,774
	Shandong Chenming Paper Holdings Ltd. Class A (XSHE)	1,677,550	2,773
	Hangzhou Iron & Steel Co. Class A	3,220,086	2,771
	New China Life Insurance Co. Ltd. Class A (XSHG)	369,500	2,770
	Shandong Gold Mining Co. Ltd. Class A (XSHG)	928,580	2,768
*	China First Heavy Industries Class A	6,516,775	2,768
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (XSEC)	1,459,514	2,767
	Dongjiang Environmental Co. Ltd. Class A	2,345,666	2,766
	CNOOC Energy Technology & Services Ltd. Class A	7,369,200	2,760
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,223,659	2,759
	Meihua Holdings Group Co. Ltd. Class A	2,937,500	2,759
	Porton Pharma Solutions Ltd. Class A (XSEC)	321,250	2,738
	Oriental Energy Co. Ltd. Class A	1,603,721	2,733
	RiseSun Real Estate Development Co. Ltd. Class A (XSHE)	2,871,785	2,730
	WUS Printed Circuit Kunshan Co. Ltd. Class A (XSHE)	1,222,376	2,726
	Southwest Securities Co. Ltd. Class A (XSSC)	3,922,781	2,723
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSEC)	1,517,160	2,720
*	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	125,800	2,719
	Haier Smart Home Co. Ltd. Class A (XSHG)	532,200	2,717
	Sailun Group Co. Ltd. Class A (XSHG)	1,737,560	2,704
	Jinyu Bio-Technology Co. Ltd. Class A (XSSC)	803,254	2,701
	Zhongshan Public Utilities Group Co. Ltd. Class A	2,116,736	2,700
	Flat Glass Group Co. Ltd. Class A	617,700	2,699
22

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Beijing Capital Co. Ltd. Class A (XSSC)	5,866,055	2,690
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSSC)	1,314,348	2,689
	Maccura Biotechnology Co. Ltd. Class A	366,530	2,688
	Nanjing Iron & Steel Co. Ltd. Class A (XSSC)	4,130,700	2,682
	Hainan Poly Pharm Co. Ltd. Class A (XSHE)	352,626	2,679
*	Shenghe Resources Holding Co. Ltd. Class A (XSHG)	1,051,830	2,677
	Ningbo Joyson Electronic Corp. Class A (XSHG)	955,826	2,676
	China Gezhouba Group Co. Ltd. Class A (XSSC)	2,434,475	2,673
*	Arctech Solar Holding Co. Ltd. Class A	122,892	2,665
	China National Software & Service Co. Ltd. Class A (XSSC)	374,334	2,661
*	Harbin Electric Co. Ltd. Class H	9,081,875	2,660
	Fujian Sunner Development Co. Ltd. Class A (XSHE)	652,847	2,660
	Hunan Valin Steel Co. Ltd. Class A (XSEC)	2,196,600	2,659
	Ningbo Tuopu Group Co. Ltd. Class A (XSSC)	507,518	2,657
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,609,931	2,652
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSHE)	358,050	2,652
*	Shenzhen Chengxin Lithium Group Co. Ltd. Class A	647,374	2,650
	ENN Natural Gas Co. Ltd. Class A (XSSC)	980,102	2,649
	First Capital Securities Co. Ltd. Class A (XSEC)	2,632,100	2,648
	Kingfa Sci & Tech Co. Ltd. Class A (XSSC)	755,423	2,647
	Xiamen Faratronic Co. Ltd. Class A (XSSC)	148,115	2,644
	Shanghai Industrial Urban Development Group Ltd.	25,690,162	2,641
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd.	1,448,300	2,640
	Jafron Biomedical Co. Ltd. Class A (XSEC)	177,470	2,638
	Yixintang Pharmaceutical Group Co. Ltd. Class A	417,554	2,636
	Sichuan Swellfun Co. Ltd. Class A (XSSC)	167,033	2,634
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,024,441	2,631
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (XSHE)	535,915	2,627
	Riyue Heavy Industry Co. Ltd. Class A	592,860	2,621
	Jiangxi Ganyue Expressway Co. Ltd. Class A	4,742,100	2,606
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSHG)	1,796,153	2,606
*	Guangzhou GRG Metrology & Test Co. Ltd. Class A	466,500	2,599
	Western Mining Co. Ltd. Class A (XSHG)	1,223,700	2,597
*	Hesteel Co. Ltd. Class A (XSEC)	6,588,583	2,593
	Zhejiang Juhua Co. Ltd. Class A (XSHG)	1,923,462	2,591
	CPMC Holdings Ltd.	4,573,319	2,590
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A (XSHE)	1,241,400	2,587
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	265,054	2,587
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A (XSHE)	185,220	2,584
	Xinyangfeng Agricultural Technology Co. Ltd. Class A (XSHE)	1,008,156	2,576
	Chongqing Rural Commercial Bank Co. Ltd. Class A	4,001,200	2,565
	China Satellite Communications Co. Ltd. Class A (XSHG)	1,064,700	2,563
	Shenzhen Airport Co. Ltd. Class A	1,947,184	2,561
	China Baoan Group Co. Ltd. Class A (XSHE)	1,577,616	2,558
	Xiamen C & D Inc. Class A (XSHG)	2,041,900	2,555
	Hubei Energy Group Co. Ltd. Class A (XSHE)	3,564,555	2,553
*	Beijing Sinohytec Co. Ltd. Class A	61,349	2,552
	Shenzhen Kaifa Technology Co. Ltd. Class A (XSHE)	958,400	2,546
	SooChow Securities Co. Ltd. Class A (XSSC)	2,080,691	2,540
	BrightGene Bio-Medical Technology Co. Ltd. Class A	414,069	2,536
	China Coal Energy Co. Ltd. Class A (XSSC)	2,344,794	2,532
	TBEA Co. Ltd. Class A (XSHG)	1,336,069	2,531
23

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Huangshan Tourism Development Co. Ltd. Class B	3,352,703	2,510
	Huadian Power International Corp. Ltd. Class A (XSSC)	4,776,691	2,507
	GD Power Development Co. Ltd. Class A (XSHG)	7,153,216	2,506
	North China Pharmaceutical Co. Ltd. Class A	1,585,460	2,501
	Shanghai Liangxin Electrical Co. Ltd. Class A	635,872	2,492
	Guangzhou Tinci Materials Technology Co. Ltd. Class A (XSEC)	240,210	2,488
*	Shandong Iron & Steel Co. Ltd. Class A	9,266,308	2,487
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	296,088	2,486
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	7,221,500	2,483
	Yunda Holding Co. Ltd. Class A (XSHE)	998,503	2,480
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,882,872	2,475
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSHE)	1,479,817	2,469
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	6,727,221	2,468
	Guizhou Space Appliance Co. Ltd. Class A	362,130	2,467
*,1	Colour Life Services Group Co. Ltd.	5,812,570	2,464
	Hengtong Optic-electric Co. Ltd. Class A (XSSC)	1,378,105	2,460
*	Topsec Technologies Group Inc. Class A (XSHE)	879,332	2,459
	Hongta Securities Co. Ltd. Class A	1,260,600	2,452
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A (XSHE)	118,600	2,438
	Sanquan Food Co. Ltd. Class A	794,200	2,437
	Haisco Pharmaceutical Group Co. Ltd. Class A	598,264	2,436
*	Guosen Securities Co. Ltd. Class A (XSEC)	1,502,321	2,431
	Yintai Gold Co. Ltd. Class A (XSHE)	1,843,853	2,431
*	Aoyuan Beauty Valley Technology Co. Ltd. Class A	751,700	2,428
*	Shenzhen Changhong Technology Co. Ltd. Class A	485,400	2,427
	China Avionics Systems Co. Ltd. Class A (XSSC)	1,047,220	2,426
	Haohua Chemical Science & Technology Co. Ltd. Class A	757,270	2,426
	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSEC)	1,067,698	2,425
	Guangzhou Zhujiang Brewery Co. Ltd. Class A (XSHE)	1,435,600	2,424
	China Merchants Property Operation & Service Co. Ltd. Class A (XSHE)	744,416	2,423
*,3	China Huiyuan Juice Group Ltd.	9,298,137	2,418
	Nanjing Securities Co. Ltd. Class A (XSSC)	1,596,850	2,416
	Weihai Guangwei Composites Co. Ltd. Class A (XSHE)	248,048	2,415
	Shengyi Technology Co. Ltd. Class A (XSHG)	671,118	2,412
	SDIC Capital Co. Ltd. Class A (XSHG)	1,205,200	2,407
	China Eastern Airlines Corp. Ltd. Class A (XSHG)	2,985,800	2,405
*	Hangzhou Lion Electronics Co. Ltd. Class A	195,500	2,403
	China National Chemical Engineering Co. Ltd. Class A	2,468,900	2,398
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	3,757,139	2,397
*	CGN New Energy Holdings Co. Ltd.	9,830,000	2,394
*	Fujian Kuncai Material Technology Co. Ltd. Class A	373,300	2,392
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSSC)	853,196	2,391
	Xinjiang Tianshan Cement Co. Ltd. Class A	1,061,720	2,390
*	Wonders Information Co. Ltd. Class A	1,073,100	2,389
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	856,902	2,376
*	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSHG)	758,700	2,375
	Baoji Titanium Industry Co. Ltd. Class A	417,700	2,372
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	560,250	2,371
	Zhejiang Dingli Machinery Co. Ltd. Class A (XSSC)	209,400	2,368
*	Shanghai DZH Ltd. Class A	1,945,300	2,364
	Sichuan Expressway Co. Ltd. Class H	9,978,276	2,362
	Wanhua Chemical Group Co. Ltd. Class A (XSSC)	149,200	2,359
*	Zhongtian Financial Group Co. Ltd. Class A	5,523,375	2,358
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSSC)	856,438	2,357
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSHG)	1,490,700	2,349
24

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A (XSHE)	453,862	2,346
*	Farasis Energy Gan Zhou Co. Ltd. Class A	549,615	2,344
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSSC)	2,044,106	2,342
	China Wafer Level CSP Co. Ltd. Class A (XSHG)	237,160	2,339
	China Fangda Group Co. Ltd. Class B	6,312,683	2,338
	China Minmetals Rare Earth Co. Ltd. Class A	892,000	2,338
	GEM Co. Ltd. Class A (XSEC)	1,518,586	2,331
	Hubei Dinglong Co. Ltd. Class A	930,908	2,330
*,1,2	Ascletis Pharma Inc.	6,103,000	2,326
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSHG)	419,500	2,324
	Longshine Technology Group Co. Ltd. Class A (XSHE)	917,625	2,322
*	Chongqing Iron & Steel Co. Ltd. Class A (XSSC)	6,627,236	2,321
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	670,300	2,319
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A (XSHE)	2,118,077	2,312
	CECEP Solar Energy Co. Ltd. Class A (XSHE)	2,436,430	2,311
	Qianhe Condiment & Food Co. Ltd. Class A (XSHG)	455,560	2,310
	Vantone Neo Development Group Co. Ltd.	2,028,010	2,309
	Suning Universal Co. Ltd. Class A (XSHE)	2,183,210	2,301
	Humanwell Healthcare Group Co. Ltd. Class A (XSSC)	452,907	2,301
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,918,830	2,300
	China Molybdenum Co. Ltd. Class A (XSHG)	2,577,100	2,299
*	Bengang Steel Plates Co. Ltd. Class B	8,157,311	2,297
	China Merchants Land Ltd.	15,681,888	2,296
	Lushang Health Industry Development Co. Ltd. Class A	925,879	2,295
	Shenzhen H&T Intelligent Control Co. Ltd. Class A (XSHE)	708,842	2,291
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	196,206	2,290
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	110,280	2,290
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSSC)	1,304,852	2,289
	Beijing Sinnet Technology Co. Ltd. Class A	1,052,640	2,287
	China Fortune Land Development Co. Ltd. Class A (XSSC)	2,655,465	2,285
	Bafang Electric Suzhou Co. Ltd. Class A	69,289	2,283
*	C&D Property Management Group Ltd.	3,819,000	2,282
	Qingling Motors Co. Ltd. Class H	9,812,072	2,281
*	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	3,561,772	2,280
	Beijing E-Hualu Information Technology Co. Ltd. Class A	600,284	2,276
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	2,276
	JiuGui Liquor Co. Ltd. Class A (XSEC)	74,400	2,273
	China Film Co. Ltd. Class A (XSHG)	1,041,800	2,273
	Henan Shenhuo Coal & Power Co. Ltd. Class A (XSHE)	1,335,500	2,272
	Blue Sail Medical Co. Ltd. Class A (XSHE)	625,000	2,272
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSHG)	10,012,640	2,271
	Han's Laser Technology Industry Group Co. Ltd. Class A (XSHE)	367,400	2,271
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	421,500	2,270
	Eastern Communications Co. Ltd. Class A (XSSC)	1,312,062	2,268
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	656,094	2,267
	State Grid Information & Communication Co. Ltd.	1,065,500	2,262
	Guangxi Liugong Machinery Co. Ltd. Class A	1,530,461	2,260
	Ming Yang Smart Energy Group Ltd. Class A (XSHG)	828,600	2,258
	Beijing Capital Land Ltd. Class H	16,872,464	2,254
*	Yunnan Tin Co. Ltd. Class A (XSEC)	1,002,399	2,253
	Beijing Thunisoft Corp. Ltd. Class A	815,420	2,249
	Yonghui Superstores Co. Ltd. Class A (XSHG)	2,617,095	2,249
	Juewei Food Co. Ltd. Class A (XSHG)	168,760	2,246
25

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A (XSHE)	954,776	2,242
	Offshore Oil Engineering Co. Ltd. Class A (XSSC)	3,342,570	2,240
*	Shanghai Pret Composites Co. Ltd. Class A	835,885	2,239
	Western Mining Co. Ltd. Class A (XSSC)	1,053,500	2,236
*	Siasun Robot & Automation Co. Ltd. Class A	1,499,651	2,233
	Victory Giant Technology Huizhou Co. Ltd. Class A	622,500	2,232
	Shanghai Huayi Group Co. Ltd. Class B	4,248,843	2,224
*,1	Fullshare Holdings Ltd.	105,921,870	2,223
*	Hangzhou Haoyue Personal Care Co. Ltd. Class A	109,997	2,219
	Huizhou Desay Sv Automotive Co. Ltd. Class A (XSEC)	137,400	2,217
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,249,200	2,217
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSSC)	662,887	2,216
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSHE)	1,179,026	2,210
	Sichuan Road & Bridge Co. Ltd. Class A (XSSC)	2,123,095	2,205
*	GCL System Integration Technology Co. Ltd. Class A	4,601,125	2,203
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	2,517,792	2,202
	Guangdong Electric Power Development Co. Ltd. Class A	3,812,800	2,196
	Angel Yeast Co. Ltd. Class A (XSSC)	242,888	2,195
	DHC Software Co. Ltd. Class A (XSHE)	2,080,100	2,191
	CECEP Wind-Power Corp. Class A (XSSC)	3,785,316	2,190
*	Pacific Securities Co. Ltd. Class A (XSSC)	3,822,620	2,187
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,294,419	2,186
*	Suofeiya Home Collection Co. Ltd. Class A	486,978	2,186
	Asymchem Laboratories Tianjin Co. Ltd. Class A (XSEC)	43,128	2,184
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	234,317	2,184
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSHG)	652,870	2,183
	Xiamen Xiangyu Co. Ltd. Class A	2,173,328	2,178
	OFILM Group Co. Ltd. Class A (XSHE)	1,662,925	2,169
	Yunnan Copper Co. Ltd. Class A (XSEC)	1,013,600	2,165
	Zhejiang HangKe Technology Inc. Co. Class A	194,718	2,163
	Zhejiang Satellite Petrochemical Co. Ltd. Class A (XSHE)	343,900	2,162
	COFCO Sugar Holding Co. Ltd. Class A	1,487,749	2,162
	Chengtun Mining Group Co. Ltd. Class A (XSSC)	1,874,962	2,160
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	206,924	2,160
	Wuxi Rural Commercial Bank Co. Ltd. Class A	2,385,000	2,157
	Shanghai International Port Group Co. Ltd. Class A (XSHG)	3,013,800	2,153
*	Shenzhen MTC Co. Ltd. Class A (XSHE)	2,400,755	2,145
	SPIC Dongfang New Energy Corp. Class A (XSEC)	3,301,388	2,139
*	Beijing BDStar Navigation Co. Ltd. Class A (XSHE)	339,651	2,126
	Zhejiang Hailiang Co. Ltd. Class A	1,266,016	2,121
	Wuxi Taiji Industry Co. Ltd. Class A (XSSC)	1,770,531	2,120
*	TongFu Microelectronics Co. Ltd. Class A (XSHE)	644,588	2,119
	Bright Dairy & Food Co. Ltd. Class A (XSSC)	794,000	2,116
	Shanghai Jahwa United Co. Ltd. Class A (XSHG)	232,700	2,115
	YanTai Shuangta Food Co. Ltd. Class A (XSHE)	1,051,000	2,114
	China XD Electric Co. Ltd. Class A (XSSC)	3,385,707	2,113
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	74,710	2,112
	Angang Steel Co. Ltd. Class A	2,812,912	2,112
	Wangfujing Group Co. Ltd. Class A (XSSC)	409,042	2,107
	ENN Natural Gas Co. Ltd. Class A (XSHG)	776,269	2,098
*,1,3	National Agricultural Holdings Ltd.	13,680,292	2,096
	Harbin Boshi Automation Co. Ltd. Class A	1,008,732	2,092
	Shanxi Securities Co. Ltd. Class A (XSHE)	2,026,110	2,090
*	Yunnan Aluminium Co. Ltd. Class A (XSHE)	1,100,500	2,087
	Everbright Securities Co. Ltd. Class A (XSHG)	902,900	2,086
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A (XSHE)	1,148,100	2,085
26

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	646,849	2,084
	Shenzhen Sunway Communication Co. Ltd. Class A (XSEC)	481,625	2,082
	Guodian Changyuan Electric Power Co. Ltd. Class A	1,560,894	2,082
	Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSHG)	457,200	2,080
	Ningbo Peacebird Fashion Co. Ltd. Class A (XSSC)	276,031	2,079
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A (XSHE)	849,296	2,078
	Shenzhen Kedali Industry Co. Ltd. Class A	183,400	2,076
	Inner Mongolia First Machinery Group Co. Ltd. Class A (XSHG)	1,296,286	2,073
	Beijing Kunlun Tech Co. Ltd. Class A (XSEC)	723,856	2,067
	Shandong Sun Paper Industry JSC Ltd. Class A (XSEC)	835,800	2,063
	Sealand Securities Co. Ltd. Class A (XSHE)	3,177,265	2,062
	Shanghai Bailian Group Co. Ltd. Class A (XSHG)	582,700	2,059
	Shenzhen Sunway Communication Co. Ltd. Class A (XSHE)	475,324	2,055
	Shaanxi International Trust Co. Ltd. Class A (XSHE)	4,152,880	2,051
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	898,950	2,049
*	Nanjing Tanker Corp. Class A	5,953,700	2,049
	Yifan Pharmaceutical Co. Ltd. Class A (XSHE)	740,302	2,043
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSSC)	1,293,400	2,038
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A (XSHG)	2,851,638	2,038
	Hebei Construction Group Corp. Ltd. Class H	6,015,500	2,038
	Edifier Technology Co. Ltd. Class A	835,300	2,036
	ORG Technology Co. Ltd. Class A	2,362,407	2,036
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSHG)	430,205	2,034
	Northeast Securities Co. Ltd. Class A (XSHE)	1,604,558	2,034
	China CITIC Bank Corp. Ltd. Class A (XSHG)	2,539,850	2,032
	Shenzhen Desay Battery Technology Co. Class A (XSHE)	184,400	2,029
*	Shanghai Electric Group Co. Ltd. Class A (XSSC)	2,571,067	2,027
*	Guangdong Golden Dragon Development Inc. Class A (XSHE)	892,900	2,024
	Industrial Securities Co. Ltd. Class A (XSHG)	1,444,690	2,024
	Shenzhen Megmeet Electrical Co. Ltd. Class A (XSHE)	386,775	2,021
*	China Shipbuilding Industry Group Power Co. Ltd. Class A (XSSC)	776,822	2,019
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A (XSEC)	98,084	2,016
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	460,936	2,010
	Henan Mingtai Al Industrial Co. Ltd. Class A	678,054	2,004
	Luolai Lifestyle Technology Co. Ltd. Class A (XSHE)	856,783	2,004
	Shanghai Weaver Network Co. Ltd. Class A (XSHG)	154,097	1,999
	Gemdale Corp. Class A (XSHG)	1,101,700	1,997
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSHG)	711,600	1,994
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSSC)	1,368,770	1,986
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSHG)	114,900	1,984
	BTG Hotels Group Co. Ltd. Class A (XSHG)	499,726	1,971
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,920,805	1,970
*	Central China Securities Co. Ltd. Class H	10,847,000	1,967
	Addsino Co. Ltd. Class A (XSEC)	749,900	1,965
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSEC)	3,147,200	1,962
	Laobaixing Pharmacy Chain JSC Class A (XSSC)	237,020	1,961
*	Shandong Yulong Gold Co. Ltd. Class A	717,600	1,961
	Addsino Co. Ltd. Class A (XSHE)	748,000	1,960
	Shenzhen Goodix Technology Co. Ltd. Class A (XSHG)	111,347	1,952
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSSC)	1,413,702	1,951
	Unisplendour Corp. Ltd. Class A (XSHE)	693,297	1,951
27

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Ninestar Corp. Class A (XSHE)	498,987	1,950
	Huaxi Securities Co. Ltd. Class A (XSHE)	1,351,200	1,946
*	Guanghui Energy Co. Ltd. Class A (XSSC)	4,127,812	1,939
	Zhejiang Meida Industrial Co. Ltd. Class A (XSEC)	572,800	1,939
	China South Publishing & Media Group Co. Ltd. Class A (XSSC)	1,228,349	1,936
	IKD Co. Ltd. Class A	876,400	1,934
	Anhui Kouzi Distillery Co. Ltd. Class A (XSSC)	201,427	1,933
*	Tech-Bank Food Co. Ltd. Class A (XSHE)	883,553	1,931
	Leyard Optoelectronic Co. Ltd. Class A (XSEC)	1,748,173	1,930
	Fujian Sunner Development Co. Ltd. Class A (XSEC)	472,967	1,927
*	First Tractor Co. Ltd. Class A (XSSC)	1,049,289	1,921
	Quectel Wireless Solutions Co. Ltd. Class A	69,000	1,918
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	344,111	1,916
	DongFeng Automobile Co. Ltd. Class A	1,936,312	1,916
	East Group Co. Ltd. Class A	1,984,000	1,910
*	Keshun Waterproof Technologies Co. Ltd. Class A	365,200	1,909
	Shennan Circuits Co. Ltd. Class A	155,817	1,906
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	1,446,657	1,905
	Shanxi Coking Coal Energy Group Co. Ltd. Class A (XSHE)	2,191,245	1,901
	Shenzhen Sunline Tech Co. Ltd. Class A	692,152	1,898
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,444,129	1,898
	China Jushi Co. Ltd. Class A (XSHG)	685,598	1,898
	Beijing Jingneng Power Co. Ltd. Class A (XSSC)	4,196,303	1,898
	Wuhu Token Science Co. Ltd. Class A (XSHE)	1,627,300	1,896
	China Pacific Insurance Group Co. Ltd. Class A (XSHG)	372,700	1,888
	Nantong Jianghai Capacitor Co. Ltd. Class A	888,908	1,885
	Bluestar Adisseo Co. Class A	1,009,941	1,884
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSSC)	1,043,125	1,881
	Shenzhen Tagen Group Co. Ltd. Class A	1,970,094	1,881
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	1,191,892	1,880
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	81,500	1,879
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (XSEC)	382,600	1,875
	Shanghai Chinafortune Co. Ltd. Class A (XSSC)	812,561	1,871
	TangShan Port Group Co. Ltd. Class A (XSSC)	4,553,335	1,870
	Lier Chemical Co. Ltd. Class A	504,444	1,865
	Chongqing Department Store Co. Ltd. Class A	374,760	1,863
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	1,313,540	1,862
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	1,168,509	1,861
	Rockchip Electronics Co. Ltd.	141,900	1,860
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	1,253,219	1,860
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,901,600	1,851
	Tangshan Jidong Cement Co. Ltd. Class A (XSHE)	851,877	1,842
	Guangzhou Haige Communications Group Inc. Co. Class A (XSHE)	1,201,147	1,839
*	Shanying International Holding Co. Ltd. Class A (XSSC)	3,457,725	1,834
	Nanjing Hanrui Cobalt Co. Ltd. Class A (XSHE)	162,400	1,831
*	Hang Zhou Great Star Industrial Co. Ltd. Class A (XSEC)	310,000	1,830
	Zhejiang Weiming Environment Protection Co. Ltd. Class A (XSSC)	508,599	1,827
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSEC)	246,158	1,823
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	176,900	1,822
	YTO Express Group Co. Ltd. Class A (XSSC)	1,000,300	1,818
	Jiangsu Azure Corp.	956,450	1,818
	Zhejiang Semir Garment Co. Ltd. Class A (XSEC)	1,005,620	1,818
28

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Huazhu Group Ltd. (XHKG)	31,187	1,818
	SooChow Securities Co. Ltd. Class A (XSHG)	1,483,170	1,811
	Amoy Diagnostics Co. Ltd. Class A	137,300	1,807
	China Railway Hi-tech Industry Co. Ltd. Class A	1,383,900	1,805
	360 Security Technology Inc. Class A (XSHG)	923,000	1,795
	Jinduicheng Molybdenum Co. Ltd. Class A (XSSC)	2,011,640	1,788
	Fujian Funeng Co. Ltd. Class A (XSHG)	1,105,261	1,786
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	189,324	1,785
	Inner Mongolia Eerduosi Resources Co. Ltd. Class B	1,342,116	1,780
	Wolong Electric Group Co. Ltd. Class A (XSSC)	1,084,833	1,780
	Spring Airlines Co. Ltd. Class A (XSHG)	179,600	1,780
	Huadong Medicine Co. Ltd. Class A (XSEC)	219,700	1,778
	FAWER Automotive Parts Co. Ltd. Class A	1,597,545	1,773
*	Estun Automation Co. Ltd. Class A (XSEC)	356,900	1,769
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A (XSHE)	890,400	1,765
	AVIC Electromechanical Systems Co. Ltd. Class A (XSEC)	1,172,445	1,764
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	158,100	1,764
*	Zhejiang Kaishan Compressor Co. Ltd. Class A	830,608	1,763
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	762,003	1,763
	Accelink Technologies Co. Ltd. Class A (XSHE)	513,948	1,760
*	Gree Real Estate Co. Ltd. Class A (XSSC)	1,695,100	1,758
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	86,200	1,756
*	Chengzhi Co. Ltd. Class A (XSEC)	842,000	1,755
	Grandjoy Holdings Group Co. Ltd. Class A (XSHE)	3,113,300	1,754
*	Chongqing Iron & Steel Co. Ltd. Class A (XSHG)	5,006,188	1,753
	Taiji Computer Corp. Ltd. Class A	556,906	1,752
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	773,385	1,748
	Beijing Capital Development Co. Ltd. Class A (XSSC)	2,014,531	1,738
*	Yantai Tayho Advanced Materials Co. Ltd. Class A	668,261	1,736
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (XSEC)	342,082	1,735
	All Winner Technology Co. Ltd. Class A	269,700	1,734
	Wangfujing Group Co. Ltd. Class A (XSHG)	335,920	1,731
	Shanxi Coking Co. Ltd. Class A	1,734,980	1,720
	Avic Heavy Machinery Co. Ltd. Class A (XSSC)	630,375	1,719
	Lingyi iTech Guangdong Co. Class A (XSEC)	1,352,100	1,715
*	Saturday Co. Ltd. Class A	608,400	1,712
	Red Avenue New Materials Group Co. Ltd. Class A (XSHG)	345,100	1,712
	Bank of Chengdu Co. Ltd. Class A (XSHG)	930,600	1,712
	BTG Hotels Group Co. Ltd. Class A (XSSC)	433,200	1,709
	Tsinghua Tongfang Co. Ltd. Class A (XSHG)	1,923,200	1,709
	Porton Pharma Solutions Ltd. Class A (XSHE)	200,500	1,709
	Nanjing Gaoke Co. Ltd. Class A (XSSC)	1,141,108	1,708
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A (XSEC)	354,360	1,704
	Sichuan Yahua Industrial Group Co. Ltd. Class A (XSHE)	545,100	1,704
*	Yankershop Food Co. Ltd. Class A	82,800	1,704
	Dongguan Development Holdings Co. Ltd. Class A	1,091,801	1,701
	Power Construction Corp. of China Ltd. Class A (XSHG)	2,885,702	1,701
	Hainan Strait Shipping Co. Ltd. Class A (XSHE)	1,677,780	1,701
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A (XSEC)	372,934	1,699
	Jiangxi Wannianqing Cement Co. Ltd. Class A	828,724	1,698
	Huafon Chemical Co. Ltd. Class A (XSEC)	859,600	1,696
	Shanghai Bailian Group Co. Ltd. Class A (XSSC)	479,788	1,695
*	Ourpalm Co. Ltd. Class A	2,605,361	1,694
	Huaneng Power International Inc. Class A (XSHG)	2,599,994	1,694
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	5,596,869	1,692
29

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Sailun Group Co. Ltd. Class A (XSSC)	1,085,915	1,690
	Beijing North Star Co. Ltd. Class A (XSSC)	4,822,415	1,689
	CTS International Logistics Corp. Ltd. Class A (XSSC)	692,380	1,687
*,3	CT Environmental Group Ltd.	38,490,600	1,685
	Lao Feng Xiang Co. Ltd. Class A	197,800	1,685
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (XSHG)	234,200	1,685
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	986,738	1,682
	Grandblue Environment Co. Ltd. Class A (XSSC)	458,060	1,679
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	2,423,900	1,677
	Sichuan Expressway Co. Ltd. Class A (XSSC)	3,346,610	1,674
	Greenland Holdings Corp. Ltd. Class A (XSSC)	1,914,400	1,672
	Huaan Securities Co. Ltd. Class A (XSHG)	1,778,632	1,670
	Huagong Tech Co. Ltd. Class A (XSHE)	536,500	1,669
*	Fangda Special Steel Technology Co. Ltd. Class A (XSSC)	1,181,177	1,667
*	Guosheng Financial Holding Inc. Class A (XSHE)	1,012,873	1,667
	Chinalin Securities Co. Ltd. Class A	924,427	1,665
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	631,460	1,663
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSSC)	1,712,126	1,662
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSSC)	3,004,652	1,661
	Wuhan Guide Infrared Co. Ltd. Class A (XSEC)	308,451	1,659
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	1,948,141	1,659
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (XSHE)	4,554,460	1,659
[3]	Jiangsu Eastern Shenghong Co. Ltd. Class A (XSEC)	716,716	1,656
	YTO Express Group Co. Ltd. Class A (XSHG)	911,106	1,656
*	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSSC)	6,419,863	1,655
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,700,924	1,654
	Shanghai Construction Group Co. Ltd. Class A (XSSC)	3,691,482	1,653
*	Pengxin International Mining Co. Ltd. Class A	2,456,000	1,651
	Yealink Network Technology Corp. Ltd. Class A (XSEC)	152,059	1,641
	NSFOCUS Technologies Group Co. Ltd. Class A	702,185	1,640
	Weihai Guangwei Composites Co. Ltd. Class A (XSEC)	168,500	1,640
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSSC)	2,050,466	1,639
*	Central China Securities Co. Ltd. Class A (XSSC)	2,405,400	1,639
	Chow Tai Seng Jewellery Co. Ltd. Class A	343,550	1,638
	Unisplendour Corp. Ltd. Class A (XSEC)	580,826	1,635
	Toly Bread Co. Ltd. Class A (XSHG)	215,292	1,634
	Shanghai Environment Group Co. Ltd. Class A	955,007	1,632
*	Guangdong HEC Technology Holding Co. Ltd. Class A (XSHG)	2,244,191	1,624
	Kailuan Energy Chemical Co. Ltd. Class A (XSHG)	1,477,669	1,624
	Jiajiayue Group Co. Ltd. Class A	603,492	1,624
	Wuhan DR Laser Technology Corp. Ltd. Class A	91,680	1,622
*	Yunnan Yuntianhua Co. Ltd. Class A	1,373,000	1,621
	Jiangxi Bank Co. Ltd. Class H	3,871,529	1,620
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	729,946	1,613
	Sinochem International Corp. Class A (XSSC)	1,871,806	1,611
	Sonoscape Medical Corp. Class A	346,467	1,610
	Shandong Denghai Seeds Co. Ltd. Class A (XSHE)	683,618	1,609
	STO Express Co. Ltd. Class A (XSHE)	1,212,376	1,608
	Dong-E-E-Jiao Co. Ltd. Class A (XSHE)	293,067	1,606
	Guangdong Tapai Group Co. Ltd. Class A (XSHE)	931,036	1,606
	Financial Street Holdings Co. Ltd. Class A (XSHE)	1,676,851	1,604
	Henan Zhongyuan Expressway Co. Ltd. Class A	3,022,200	1,592
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A (XSEC)	307,090	1,587
*	Estun Automation Co. Ltd. Class A (XSHE)	320,100	1,587
	Bank of Suzhou Co. Ltd. Class A	1,364,400	1,586
	Shanghai Electric Power Co. Ltd. Class A (XSSC)	1,459,223	1,585
*,3	China Fiber Optic Network System Group Ltd.	17,564,000	1,583
30

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSEC)	606,800	1,582
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSSC)	1,945,380	1,582
	Sai Micro Electronics Inc. Class A	520,110	1,582
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (XSEC)	632,221	1,580
*	Jinneng Science&Technology Co. Ltd. Class A (XSHG)	553,455	1,576
[3]	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSSC)	422,329	1,571
	Shandong Chenming Paper Holdings Ltd. Class A (XSEC)	948,941	1,569
	Beijing Gehua CATV Network Co. Ltd. Class A (XSHG)	1,135,600	1,568
	Aerospace CH UAV Co. Ltd. (XSHE)	542,800	1,567
	Electric Connector Technology Co. Ltd. Class A	238,670	1,566
	Hoshine Silicon Industry Co. Ltd. Class A (XSSC)	170,300	1,564
	Western Securities Co. Ltd. Class A (XSEC)	1,201,468	1,562
*	Shaanxi Construction Machinery Co. Ltd. Class A	820,700	1,561
	Beijing Tongrentang Co. Ltd. Class A (XSHG)	330,600	1,560
	Zhongji Innolight Co. Ltd. Class A (XSHE)	295,537	1,559
	Guangzhou Shangpin Home Collection Co. Ltd. Class A (XSHE)	134,315	1,559
*	Sinopec Oilfield Service Corp. Class H	17,594,608	1,558
	Hoshine Silicon Industry Co. Ltd. Class A (XSHG)	169,120	1,553
*	Beijing Shougang Co. Ltd. Class A (XSHE)	1,993,600	1,549
	EIT Environmental Development Group Co. Ltd. Class A	119,966	1,548
	China Gezhouba Group Co. Ltd. Class A (XSHG)	1,409,100	1,547
*	Beijing Strong Biotechnologies Inc. Class A	490,185	1,543
	Chongqing Road & Bridge Co. Ltd. Class A	3,813,200	1,543
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSSC)	51,401	1,542
	Zhongji Innolight Co. Ltd. Class A (XSEC)	292,286	1,541
	Changjiang Securities Co. Ltd. Class A (XSEC)	1,377,986	1,539
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSHG)	1,120,400	1,538
	Changsha Jingjia Microelectronics Co. Ltd. Class A (XSHE)	136,638	1,533
	China Galaxy Securities Co. Ltd. Class A	995,320	1,531
	INESA Intelligent Tech Inc. Class B	3,480,759	1,527
	Jiangsu Expressway Co. Ltd. Class A (XSSC)	963,000	1,525
	Zhejiang Dingli Machinery Co. Ltd. Class A (XSHG)	134,848	1,525
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A (XSSC)	2,126,424	1,520
	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSEC)	1,206,300	1,515
	Dong-E-E-Jiao Co. Ltd. Class A (XSEC)	275,700	1,511
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSSC)	606,052	1,511
*	Anhui Golden Seed Winery Co. Ltd. Class A	736,201	1,511
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A (XSEC)	1,748,688	1,506
	Zhejiang Crystal-Optech Co. Ltd. Class A (XSHE)	819,994	1,504
	Autobio Diagnostics Co. Ltd. Class A (XSSC)	79,700	1,501
	Jiangsu Financial Leasing Co. Ltd. Class A	1,645,707	1,495
	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSHE)	961,315	1,493
*	Tianqi Lithium Corp. Class A (XSEC)	201,353	1,492
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSSC)	686,014	1,492
	Sunflower Pharmaceutical Group Co. Ltd. Class A	604,108	1,492
	Tongkun Group Co. Ltd. Class A (XSHG)	422,700	1,490
*	Rising Nonferrous Metals Share Co. Ltd. Class A	290,620	1,487
	PCI Technology Group Co. Ltd. Class A (XSHG)	1,516,958	1,481
*	Nanjing Xinjiekou Department Store Co. Ltd. Class A	936,500	1,481
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	352,352	1,478
*	Hesteel Co. Ltd. Class A (XSHE)	3,757,200	1,478
31

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Eoptolink Technology Inc. Ltd. Class A (XSHE)	248,392	1,478
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSHG)	1,466,300	1,475
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSHG)	1,066,800	1,473
*	TongFu Microelectronics Co. Ltd. Class A (XSEC)	446,991	1,470
	G-bits Network Technology Xiamen Co. Ltd. Class A (XSSC)	20,800	1,469
	Do-Fluoride Chemicals Co. Ltd. Class A (XSHE)	398,450	1,467
*	Jinneng Holding Shanxi Electric Power Co. Ltd.	3,049,346	1,462
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	564,300	1,460
	Zheshang Securities Co. Ltd. Class A (XSHG)	832,600	1,458
*	Zhejiang Jinke Culture Industry Co. Ltd. Class A	2,951,245	1,455
	Shanghai Shimao Co. Ltd. Class A (XSSC)	2,254,512	1,455
	Hubei Chutian Smart Communication Co. Ltd. Class A	3,163,800	1,455
	Shanghai Hile Bio-Technology Co. Ltd. Class A	539,541	1,452
	BGI Genomics Co. Ltd. Class A (XSHE)	72,800	1,450
	Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	2,218,300	1,449
	China Aerospace Times Electronics Co. Ltd. Class A (XSSC)	1,373,400	1,446
	Xi'an Triangle Defense Co. Ltd. Class A	325,739	1,446
*	China Tianying Inc. Class A	2,242,000	1,444
	Tian Di Science & Technology Co. Ltd. Class A (XSSC)	2,566,939	1,442
	Shenzhen Gas Corp. Ltd. Class A (XSSC)	1,333,087	1,441
*	Zhejiang Narada Power Source Co. Ltd. Class A	879,962	1,441
	Chongqing Water Group Co. Ltd. Class A (XSSC)	1,753,050	1,440
	Sichuan Changhong Electric Co. Ltd. Class A (XSHG)	3,659,100	1,440
*	Shenzhen MTC Co. Ltd. Class A (XSEC)	1,603,800	1,433
	BYD Co. Ltd. Class A (XSEC)	58,338	1,432
	Hangjin Technology Co. Ltd. Class A (XSEC)	424,000	1,431
	Caitong Securities Co. Ltd. Class A (XSHG)	929,500	1,430
	Guangdong Guanhao High-Tech Co. Ltd. Class A	2,032,200	1,429
	CTS International Logistics Corp. Ltd. Class A (XSHG)	586,282	1,429
	People.cn Co. Ltd. Class A (XSSC)	556,581	1,429
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSHE)	547,439	1,428
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A (XSHE)	3,088,732	1,427
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A (XSHE)	329,061	1,425
	Chengdu Leejun Industrial Co. Ltd. Class A	1,022,161	1,424
*	Visionox Technology Inc. Class A (XSHE)	980,850	1,423
	Sino Wealth Electronic Ltd. Class A (XSHE)	186,164	1,422
	Camel Group Co. Ltd. Class A (XSSC)	770,071	1,421
*	Markor International Home Furnishings Co. Ltd. Class A	1,715,635	1,421
	IReader Technology Co. Ltd. Class A (XSHG)	319,400	1,419
	Sinoma International Engineering Co. Class A (XSSC)	1,078,722	1,417
*	Jilin Electric Power Co. Ltd. Class A	1,991,680	1,415
	Minmetals Capital Co. Ltd. Class A	1,506,360	1,410
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A (XSEC)	1,287,637	1,406
	Tianjin Port Co. Ltd. Class A (XSHG)	1,929,590	1,406
	Zhejiang Longsheng Group Co. Ltd. Class A (XSSC)	669,200	1,402
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A (XSEC)	1,967,400	1,401
	Shenergy Co. Ltd. Class A (XSSC)	1,600,491	1,401
*	Huayi Brothers Media Corp. Class A (XSEC)	2,205,602	1,399
*	B-Soft Co. Ltd. Class A	882,897	1,399
	HLA Group Corp. Ltd. (XSHG)	1,249,331	1,396
	Shandong Hi-speed Co. Ltd. Class A (XSSC)	1,290,554	1,395
	Monalisa Group Co. Ltd. Class A	262,904	1,394
	CGN Nuclear Technology Development Co. Ltd. Class A (XSHE)	809,829	1,393
32

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Shenghe Resources Holding Co. Ltd. Class A (XSSC)	546,600	1,391
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSHG)	337,400	1,390
	Hubei Energy Group Co. Ltd. Class A (XSEC)	1,930,290	1,382
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A (XSSC)	62,100	1,378
	Beijing Tongtech Co. Ltd. Class A	249,200	1,378
	Zhejiang Wanliyang Co. Ltd. Class A (XSEC)	1,126,200	1,377
	Anhui Genuine New Materials Co. Ltd. Class A	252,600	1,376
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (XSHG)	288,300	1,374
	Foran Energy Group Co. Ltd.	933,470	1,373
	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSEC)	883,000	1,371
*	Bilibili Inc.	11,950	1,371
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	145,203	1,370
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSSC)	1,271,196	1,369
	China World Trade Center Co. Ltd. Class A (XSSC)	635,535	1,368
*	Shandong Airlines Co. Ltd. Class B	1,972,647	1,366
*	Bohai Leasing Co. Ltd. Class A	4,272,500	1,365
*	Shanghai Wanye Enterprises Co. Ltd. Class A	616,256	1,365
	Guangzhou Restaurant Group Co. Ltd. Class A (XSHG)	225,172	1,364
	Jinke Properties Group Co. Ltd. Class A (XSEC)	1,338,788	1,363
	China Animal Husbandry Industry Co. Ltd. Class A (XSHG)	748,498	1,362
	Hengdian Entertainment Co. Ltd. Class A	545,822	1,357
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (XSHE)	426,300	1,357
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,390,724	1,356
	Luoniushan Co. Ltd. Class A (XSHE)	1,057,707	1,355
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	708,680	1,355
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A (XSHG)	2,810,150	1,354
	Rizhao Port Co. Ltd. Class A	3,208,600	1,352
	Shanxi Securities Co. Ltd. Class A (XSEC)	1,309,410	1,351
	Hongfa Technology Co. Ltd. Class A (XSSC)	156,950	1,350
	Chengdu Wintrue Holding Co. Ltd. Class A	868,170	1,349
	Xiamen Intretech Inc. Class A	215,390	1,349
*	CMST Development Co. Ltd. Class A (XSSC)	1,645,731	1,346
	Chinese Universe Publishing & Media Group Co. Ltd. Class A (XSHG)	788,436	1,345
	Hisense Visual Technology Co. Ltd. Class A (XSHG)	788,700	1,345
	Risen Energy Co. Ltd. Class A	688,900	1,344
*	Inner Mongolia Xingye Mining Co. Ltd. Class A (XSHE)	1,276,772	1,343
	Tongyu Heavy Industry Co. Ltd. Class A	2,901,657	1,342
*	Kingnet Network Co. Ltd. Class A	1,942,332	1,342
	Guangzhou Development Group Inc. Class A (XSHG)	1,503,400	1,341
	Xiamen ITG Group Corp. Ltd. Class A (XSSC)	1,262,574	1,339
	Shenzhen Everwin Precision Technology Co. Ltd. Class A (XSEC)	445,778	1,339
	Zhengzhou Yutong Bus Co. Ltd. Class A (XSHG)	635,800	1,334
*	Beijing Jingyuntong Technology Co. Ltd. Class A (XSSC)	1,077,988	1,333
	Newland Digital Technology Co. Ltd. Class A (XSHE)	618,095	1,330
	MLS Co. Ltd. Class A (XSEC)	658,500	1,329
*	Chongqing Taiji Industry Group Co. Ltd. Class A	574,700	1,325
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	462,301	1,325
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSSC)	615,216	1,324
	Renhe Pharmacy Co. Ltd. Class A (XSHE)	941,747	1,323
	Ningbo Peacebird Fashion Co. Ltd. Class A (XSHG)	175,698	1,323
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,120,686	1,319
	Anyang Iron & Steel Inc. Class A	2,716,980	1,317
33

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Shenzhen Jinjia Group Co. Ltd. Class A (XSHE)	821,000	1,317
	Hunan Aihua Group Co. Ltd. Class A (XSHG)	293,306	1,316
	Shanghai Belling Co. Ltd. Class A (XSSC)	494,044	1,314
*	Polaris Bay Group Co. Ltd. Class A (XSHG)	916,098	1,309
	Luenmei Quantum Co. Ltd. Class A (XSHG)	934,180	1,309
	Wuhan Department Store Group Co. Ltd. Class A	745,977	1,308
	People.cn Co. Ltd. Class A (XSHG)	508,213	1,305
	CGN Power Co. Ltd. Class A	3,113,500	1,302
	Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSSC)	1,089,936	1,295
*	HC SemiTek Corp. Class A	944,750	1,294
*	Nuode Investment Co. Ltd. Class A	1,068,600	1,294
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	702,487	1,293
	Beijing Shunxin Agriculture Co. Ltd. Class A (XSEC)	168,792	1,292
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	918,000	1,292
	Inspur Electronic Information Industry Co. Ltd. Class A (XSEC)	310,040	1,289
*	Guosheng Financial Holding Inc. Class A (XSEC)	782,219	1,287
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	830,450	1,287
	North Industries Group Red Arrow Co. Ltd. Class A	796,743	1,286
	Huafu Fashion Co. Ltd. (XSHE)	1,425,310	1,286
*	Pacific Securities Co. Ltd. Class A (XSHG)	2,246,635	1,285
	Sinoma Science & Technology Co. Ltd. Class A (XSEC)	380,500	1,284
	Shanghai Huayi Group Co. Ltd. Class A (XSHG)	941,576	1,284
	Beibuwan Port Co. Ltd. Class A	931,400	1,281
	Chongqing Zaisheng Technology Corp. Ltd. Class A	694,240	1,281
	BGI Genomics Co. Ltd. Class A (XSEC)	64,249	1,280
	Changsha Jingjia Microelectronics Co. Ltd. Class A (XSEC)	114,100	1,280
	Shenzhen Yinghe Technology Co. Ltd. Class A	492,360	1,280
	Guangzhou Haige Communications Group Inc. Co. Class A (XSEC)	835,700	1,279
	LianChuang Electronic Technology Co. Ltd. Class A (XSHE)	747,661	1,277
	Zhejiang Runtu Co. Ltd. Class A	868,351	1,277
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSSC)	568,100	1,276
	Xinxiang Chemical Fiber Co. Ltd. Class A	1,663,349	1,275
	Guoyuan Securities Co. Ltd. Class A (XSEC)	1,075,657	1,274
	INESA Intelligent Tech Inc. Class A	1,497,190	1,273
	Shanghai Yaoji Technology Co. Ltd. Class A	386,659	1,272
	YGSOFT Inc. Class A (XSHE)	993,929	1,271
*	Beijing Ultrapower Software Co. Ltd. Class A	1,853,768	1,268
[1]	Shandong Chenming Paper Holdings Ltd. Class H	1,463,782	1,266
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSSC)	3,487,528	1,265
*,1	First Tractor Co. Ltd. Class H	2,605,706	1,264
	Sino-Platinum Metals Co. Ltd. Class A (XSSC)	322,583	1,263
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A (XSHG)	441,500	1,263
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	952,045	1,261
	COFCO Biotechnology Co. Ltd. Class A	899,900	1,261
	Guangdong Advertising Group Co. Ltd. Class A	1,672,622	1,260
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSHG)	1,706,976	1,259
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A (XSHE)	1,475,460	1,253
	ADAMA Ltd. Class A	915,100	1,251
	Three Squirrels Inc. Class A	149,540	1,251
*	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSHG)	1,991,001	1,249
	Xi'An Shaangu Power Co. Ltd. Class A (XSSC)	1,038,126	1,249
	Jack Sewing Machine Co. Ltd. Class A	251,575	1,246
34

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	CITIC Press Corp. Class A	192,900	1,245
*	Shang Gong Group Co. Ltd. Class B	3,455,300	1,242
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	549,900	1,242
	Shanghai Jin Jiang Online Network Service Co. Ltd.	1,742,110	1,238
	Yechiu Metal Recycling China Ltd. Class A	2,176,400	1,238
	Guangshen Railway Co. Ltd. Class A (XSSC)	3,727,334	1,237
	Zhejiang Yasha Decoration Co. Ltd. Class A (XSHE)	1,071,760	1,236
*	Goldenmax International Technology Ltd. Class A (XSHE)	538,100	1,234
*	Baoli New Energy Technology Co. Ltd. Class A	4,172,796	1,233
*	Henan Yuneng Holdings Co. Ltd. Class A	1,133,000	1,231
*	Beijing Shougang Co. Ltd. Class A (XSEC)	1,581,061	1,229
	Biem.L.Fdlkk Garment Co. Ltd. Class A	370,430	1,225
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (XSHE)	489,180	1,223
	Valiant Co. Ltd. Class A (XSHE)	510,250	1,223
	Shanghai Kinetic Medical Co. Ltd. Class A	707,843	1,223
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,360,200	1,222
*	Guocheng Mining Co. Ltd. Class A	870,800	1,222
	China Coal Xinji Energy Co. Ltd. Class A	2,203,900	1,221
	Fujian Green Pine Co. Ltd. Class A	355,400	1,219
	Shenzhen Huaqiang Industry Co. Ltd. Class A	540,270	1,217
	Wuhan Jingce Electronic Group Co. Ltd. Class A (XSEC)	139,676	1,215
	Leo Group Co. Ltd. Class A (XSHE)	3,199,811	1,214
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A (XSHE)	331,600	1,214
	Ningbo Tuopu Group Co. Ltd. Class A (XSHG)	231,855	1,214
	China Meheco Co. Ltd. Class A (XSSC)	612,560	1,212
	Cinda Real Estate Co. Ltd. Class A (XSSC)	2,163,113	1,212
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	66,100	1,210
	DeHua TB New Decoration Materials Co. Ltd. Class A	760,550	1,208
*	INKON Life Technology Co. Ltd. Class A	335,700	1,208
*	Hainan Haiyao Co. Ltd. Class A	1,301,400	1,207
	Digital China Group Co. Ltd. Class A	463,901	1,207
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	1,206
	Bank of Xi'an Co. Ltd. Class A	1,609,800	1,205
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	3,277,266	1,203
*	Keda Industrial Group Co. Ltd. (XSHG)	591,200	1,202
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A (XSEC)	1,411,966	1,202
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	2,498,940	1,200
	Lu Thai Textile Co. Ltd. Class B	2,415,793	1,199
	Huagong Tech Co. Ltd. Class A (XSEC)	385,000	1,198
*	Gosuncn Technology Group Co. Ltd. Class A	1,697,592	1,197
	OFILM Group Co. Ltd. Class A (XSEC)	917,400	1,197
*	Shanghai Topcare Medical Services Co. Ltd. (XSHG)	477,882	1,197
	Dare Power Dekor Home Co. Ltd. Class A	562,739	1,195
	Bank of Qingdao Co. Ltd. Class A (XSHE)	1,551,800	1,195
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	967,676	1,193
	Shenzhen Everwin Precision Technology Co. Ltd. Class A (XSHE)	397,066	1,193
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	171,600	1,191
*	CSSC Offshore & Marine Engineering Group Co. Ltd. Class A (XSSC)	362,901	1,190
	China Publishing & Media Co. Ltd. Class A (XSHG)	1,075,300	1,190
*	Fangda Special Steel Technology Co. Ltd. Class A (XSHG)	842,878	1,189
	Sealand Securities Co. Ltd. Class A (XSEC)	1,828,130	1,186
	Zhuhai Bojay Electronics Co. Ltd. Class A	95,100	1,184
	Oceanwide Holdings Co. Ltd. Class A (XSHE)	2,790,994	1,183
	Shanghai SMI Holding Co. Ltd. Class A (XSHG)	1,545,945	1,181
	Zhongyuan Environment-Protection Co. Ltd. Class A	1,182,268	1,180
*	Berry Genomics Co. Ltd. Class A (XSHE)	257,298	1,177
35

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Nanjing Yunhai Special Metals Co. Ltd. Class A	676,934	1,173
	TDG Holdings Co. Ltd. Class A	940,100	1,172
	China Baoan Group Co. Ltd. Class A (XSEC)	722,020	1,171
*	Sichuan EM Technology Co. Ltd. Class A (XSHG)	537,500	1,171
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSSC)	564,050	1,169
	Shenma Industry Co. Ltd. Class A	665,404	1,168
	Yueyang Forest & Paper Co. Ltd. Class A (XSHG)	1,497,780	1,168
	Huabao Flavours & Fragrances Co. Ltd. Class A (XSHE)	179,900	1,167
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A (XSHE)	242,539	1,166
	Autobio Diagnostics Co. Ltd. Class A (XSHG)	61,900	1,166
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSEC)	1,977,200	1,164
	Zhejiang Medicine Co. Ltd. Class A (XSEC)	463,550	1,164
	Elion Energy Co. Ltd. Class A	2,402,500	1,164
	Shanghai Baosteel Packaging Co. Ltd. Class A	894,100	1,164
*	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	1,162
*	Tibet Mineral Development Co. Class A	483,500	1,160
	Qingdao Rural Commercial Bank Corp. Class A (XSHE)	1,751,800	1,160
	China National Medicines Corp. Ltd. Class A (XSHG)	204,086	1,159
	Beken Corp. Class A	122,587	1,159
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	505,500	1,159
	Betta Pharmaceuticals Co. Ltd. Class A (XSEC)	70,200	1,158
	Grandblue Environment Co. Ltd. Class A (XSHG)	316,000	1,158
	Westone Information Industry Inc. Class A (XSHE)	441,179	1,157
*	CSG Smart Science&Technology Co. Ltd. Class A	756,395	1,156
	Youzu Interactive Co. Ltd. Class A	485,916	1,156
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	852,417	1,156
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSSC)	1,224,361	1,155
	Sun-Create Electronics Co. Ltd.	180,400	1,155
	Kehua Data Co. Ltd. Class A	440,300	1,152
	Chengdu Hongqi Chain Co. Ltd. Class A	1,222,800	1,151
	Financial Street Holdings Co. Ltd. Class A (XSEC)	1,203,460	1,151
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,433,500	1,150
	Shenzhen Jinjia Group Co. Ltd. Class A (XSEC)	716,236	1,149
	CQ Pharmaceutical Holding Co. Ltd. Class A (XSHE)	1,366,500	1,149
	Guangdong Marubi Biotechnology Co. Ltd. Class A	148,329	1,148
*	Hebei Chengde Lolo Co. Class A	1,096,852	1,146
	Shandong Hi-speed Co. Ltd. Class A (XSHG)	1,057,400	1,143
*	Guangdong Great River Smarter Logistics Co. Ltd. Class A	434,798	1,142
*	Hytera Communications Corp. Ltd. Class A (XSHE)	1,486,765	1,141
	Sinofibers Technology Co. Ltd. Class A	208,300	1,141
	Tianjin Guangyu Development Co. Ltd. Class A	1,360,000	1,139
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSHG)	613,542	1,138
	Nanjing Securities Co. Ltd. Class A (XSHG)	751,560	1,137
	Southwest Securities Co. Ltd. Class A (XSHG)	1,636,906	1,136
	Yintai Gold Co. Ltd. Class A (XSEC)	857,780	1,131
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A (XSEC)	80,964	1,130
*	Keda Industrial Group Co. Ltd. (XSSC)	554,600	1,128
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSHG)	609,690	1,128
[3]	Whirlpool China Co. Ltd. Class A	738,250	1,126
*	Jiangsu Hoperun Software Co. Ltd. Class A	760,746	1,121
	Beijing Kunlun Tech Co. Ltd. Class A (XSHE)	392,631	1,121
	Oriental Pearl Group Co. Ltd. Class A (XSHG)	823,496	1,119
	Shanghai Qiangsheng Holding Co. Ltd. Class A (XSHG)	830,600	1,119
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	334,700	1,118
	Guangzhou Guangri Stock Co. Ltd. Class A	961,200	1,117
*	Guangzhou KingTeller Technology Co. Ltd. Class A	817,028	1,115
36

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	334,750	1,115
	Wangsu Science & Technology Co. Ltd. Class A (XSHE)	1,301,019	1,114
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSSC)	1,092,253	1,111
	Huaihe Energy Group Co. Ltd. Class A	3,346,600	1,111
	Shenzhen Kinwong Electronic Co. Ltd. Class A (XSHG)	256,784	1,110
	Avic Aviation High-Technology Co. Ltd. Class A (XSSC)	300,067	1,109
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSHG)	541,421	1,108
*	Jiangsu Guoxin Corp. Ltd. Class A	1,130,100	1,108
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	341,400	1,105
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	377,102	1,102
	Bethel Automotive Safety Systems Co. Ltd. Class A	237,600	1,099
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A (XSHG)	998,500	1,098
	Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSSC)	240,800	1,095
	Guangxi Wuzhou Communications Co. Ltd. Class A (XSSC)	1,921,390	1,095
	Suzhou TFC Optical Communication Co. Ltd. Class A (XSHE)	166,600	1,095
*	Beijing Bohui Innovation Biotechnology Co. Ltd. Class A	865,369	1,092
	Aotecar New Energy Technology Co. Ltd. Class A	1,917,900	1,092
	Shanghai Jinfeng Wine Co. Ltd. Class A	986,045	1,091
	Trina Solar Co. Ltd. Class A	428,701	1,090
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,294,230	1,089
	Qinghai Huzhu Barley Wine Co. Ltd. Class A	433,000	1,088
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,751,501	1,086
	Beijing SuperMap Software Co. Ltd. Class A	443,300	1,084
	An Hui Wenergy Co. Ltd. Class A (XSHE)	1,824,144	1,081
	Sichuan Road & Bridge Co. Ltd. Class A (XSHG)	1,041,337	1,081
	FIYTA Precision Technology Co. Ltd. Class A	420,085	1,080
	Cachet Pharmaceutical Co. Ltd. Class A	496,043	1,079
*	Rendong Holdings Co. Ltd.	522,865	1,079
	Glarun Technology Co. Ltd. Class A (XSSC)	507,941	1,077
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	1,076
	CITIC Heavy Industries Co. Ltd. Class A (XSHG)	2,056,652	1,075
	Truking Technology Ltd. Class A	435,300	1,075
	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	251,200	1,075
*	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	1,074
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	1,951,300	1,072
*	Yunnan Tin Co. Ltd. Class A (XSHE)	476,300	1,071
	Baiyin Nonferrous Group Co. Ltd. Class A	2,667,900	1,071
	Fujian Star-net Communication Co. Ltd. Class A (XSHE)	369,581	1,070
	JCHX Mining Management Co. Ltd. Class A (XSHG)	439,296	1,067
	Nanjing Pharmaceutical Co. Ltd. Class A	1,494,262	1,066
	GCI Science & Technology Co. Ltd. Class A	562,600	1,065
	Yonggao Co. Ltd. Class A	1,005,259	1,065
	Winall Hi-Tech Seed Co. Ltd. Class A	323,700	1,065
	Shandong Lukang Pharma Class A	867,190	1,064
	MLS Co. Ltd. Class A (XSHE)	527,400	1,064
	Jiangsu Guotai International Group Co. Ltd. (XSEC)	1,057,871	1,063
	Sichuan Meifeng Chemical IND Class A	1,332,751	1,063
	Suzhou Good-Ark Electronics Co. Ltd. Class A	719,200	1,063
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSHE)	644,765	1,060
	China TransInfo Technology Co. Ltd. Class A (XSEC)	459,400	1,059
	Shenzhen Kaifa Technology Co. Ltd. Class A (XSEC)	398,300	1,058
	5I5J Holding Group Co. Ltd. Class A	1,773,003	1,058
	Anhui Construction Engineering Group Co. Ltd. Class A	1,699,609	1,057
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSSC)	553,079	1,057
	Shanghai AJ Group Co. Ltd. Class A	966,398	1,054
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSHG)	1,035,882	1,054
37

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Hangzhou Boiler Group Co. Ltd. Class A	450,618	1,054
	Leo Group Co. Ltd. Class A (XSEC)	2,776,300	1,053
	China Film Co. Ltd. Class A (XSSC)	482,400	1,053
	China Merchants Port Group Co. Ltd. Class A	466,300	1,053
	Luyang Energy-Saving Materials Co. Ltd.	318,100	1,052
*	State Grid Yingda Co. Ltd. Class A (XSSC)	1,131,046	1,050
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSHG)	482,342	1,049
	Keboda Technology Co. Ltd. Class A	92,881	1,048
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSSC)	810,628	1,047
	Shanghai Datun Energy Resources Co. Ltd. Class A	732,600	1,047
	Shenzhen Goodix Technology Co. Ltd. Class A (XSSC)	59,656	1,046
	Jihua Group Corp. Ltd. Class A	2,677,800	1,046
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A (XSEC)	1,676,979	1,045
	Foshan Electrical & Lighting Co. Ltd. Class B	2,560,689	1,044
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A (XSEC)	572,400	1,043
	Ningbo Boway Alloy Material Co. Ltd. Class A	623,270	1,043
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (XSHE)	684,944	1,042
	Nanjing Iron & Steel Co. Ltd. Class A (XSHG)	1,601,500	1,040
	Xiamen Faratronic Co. Ltd. Class A (XSHG)	58,248	1,040
	Guangdong Vanward New Electric Co. Ltd. Class A	841,940	1,040
	Bright Dairy & Food Co. Ltd. Class A (XSHG)	389,800	1,039
	Changjiang Publishing & Media Co. Ltd. Class A	1,186,365	1,037
*	HyUnion Holding Co. Ltd. Class A (XSHE)	1,013,582	1,036
	City Development Environment Co. Ltd.	654,680	1,035
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,329,500	1,035
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSHG)	798,301	1,032
*	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSSC)	1,520,861	1,030
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	378,240	1,030
	Beijing GeoEnviron Engineering & Technology Inc. Class A (XSHG)	326,400	1,030
	Ming Yang Smart Energy Group Ltd. Class A (XSSC)	377,700	1,029
	Guizhou Tyre Co. Ltd. Class A	1,044,976	1,029
	Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	1,029
	Xinhuanet Co. Ltd. Class A (XSHG)	379,200	1,029
	Sinotrans Ltd. Class A (XSSC)	1,367,100	1,028
	Shandong WIT Dyne Health Co. Ltd. Class A	227,050	1,027
	Sichuan Languang Development Co. Ltd. Class A (XSHG)	1,707,860	1,025
	Yusys Technologies Co. Ltd. Class A	228,300	1,025
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	1,950,950	1,024
	Shandong Humon Smelting Co. Ltd. Class A (XSHE)	550,100	1,024
	Metallurgical Corp. of China Ltd. Class A (XSHG)	2,158,600	1,024
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A (XSHG)	292,566	1,023
*	Minmetals Development Co. Ltd. Class A (XSHG)	922,286	1,022
	Haitong Securities Co. Ltd. Class A (XSHG)	598,800	1,022
	Xi'an Bright Laser Technologies Co. Ltd. Class A	52,646	1,022
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSHE)	1,733,900	1,021
	Guangzhou Port Co. Ltd. Class A	2,060,800	1,021
	Beijing GeoEnviron Engineering & Technology Inc. Class A (XSSC)	323,333	1,020
	Wuxi Boton Technology Co. Ltd. Class A	399,404	1,020
*	Anhui Tatfook Technology Co. Ltd. Class A	741,800	1,019
*	China Shipbuilding Industry Group Power Co. Ltd. Class A (XSHG)	391,700	1,018
*	Suzhou Anjie Technology Co. Ltd. Class A (XSHE)	462,649	1,018
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSHE)	3,465,608	1,016
	Shenzhen Gas Corp. Ltd. Class A (XSHG)	939,116	1,015
	Kunming Yunnei Power Co. Ltd. Class A	1,904,354	1,014
38

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Befar Group Co. Ltd. Class A (XSHG)	1,058,542	1,014
	Huapont Life Sciences Co. Ltd. Class A (XSEC)	1,014,901	1,013
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	1,013
	Fujian Longking Co. Ltd. Class A (XSSC)	773,680	1,012
	Jiangsu Linyang Energy Co. Ltd. Class A (XSSC)	998,525	1,012
	Jiangxi Ganneng Co. Ltd. Class A	1,296,542	1,012
	Tibet Tianlu Co. Ltd. Class A	927,949	1,012
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	944,900	1,012
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,305,666	1,010
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	157,200	1,009
	Top Energy Co. Ltd. Shanxi Class A	1,701,144	1,008
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSSC)	497,350	1,007
	Hangxiao Steel Structure Co. Ltd. Class A (XSHG)	1,786,435	1,007
	Wanxiang Qianchao Co. Ltd. Class A (XSHE)	1,320,379	1,007
	Sinotrans Ltd. Class A (XSHG)	1,337,295	1,006
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSSC)	287,176	1,005
	Shenzhen World Union Group Inc. Class A (XSHE)	1,106,550	1,002
	Jinko Power Technology Co. Ltd. Class A	1,191,000	1,001
*	Guanghui Energy Co. Ltd. Class A (XSHG)	2,129,303	1,000
*	Qingdao Zhongzi Zhongcheng Group Co. Ltd. Class A	808,606	1,000
*	China Calxon Group Co. Ltd. Class A (XSHE)	930,900	998
	Jiangsu Lianfa Textile Co. Ltd. Class A	771,613	997
	Shenzhen Das Intellitech Co. Ltd. Class A (XSHE)	1,832,196	995
	Juneyao Airlines Co. Ltd. Class A (XSSC)	435,330	994
*	Shenyang Chemical Co. Ltd. Class A	944,000	993
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	753,044	989
*	Shenzhen Kstar Science & Technology Co. Ltd. Class A	497,504	988
	Xinfengming Group Co. Ltd. Class A (XSHG)	362,796	988
[2]	Impro Precision Industries Ltd.	3,708,000	988
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSSC)	1,412,260	988
	Archermind Technology Nanjing Co. Ltd. Class A	100,049	984
*	Sinopec Oilfield Equipment Corp. Class A	1,489,942	982
	China TransInfo Technology Co. Ltd. Class A (XSHE)	425,300	980
	WUS Printed Circuit Kunshan Co. Ltd. Class A (XSEC)	438,900	979
*	Shanghai Lonyer Fuels Co. Ltd. Class A	935,200	979
	Dongxing Securities Co. Ltd. Class A (XSSC)	615,613	978
	Luxin Venture Capital Group Co. Ltd. Class A (XSHG)	532,800	978
*	Shenzhen Leaguer Co. Ltd. Class A	686,800	976
	Zhejiang Medicine Co. Ltd. Class A (XSHG)	387,800	974
	China Aerospace Times Electronics Co. Ltd. Class A (XSHG)	924,160	973
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	1,020,200	973
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A (XSEC)	224,500	972
	Shanghai Construction Group Co. Ltd. Class A (XSHG)	2,169,991	972
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	971
*	China Reform Health Management & Services Group Co. Ltd. Class A (XSHE)	771,892	971
*	Doushen Beijing Education & Technology Inc. Class A	866,539	970
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A (XSHE)	689,408	970
	Huapont Life Sciences Co. Ltd. Class A (XSHE)	971,200	970
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	626,595	970
	Jiangsu Changbao Steeltube Co. Ltd. Class A	1,550,700	970
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A (XSEC)	582,116	969
39

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Ovctek China Inc. Class A (XSEC)	54,100	968
[3]	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSSC)	642,481	968
	Xiamen C & D Inc. Class A (XSSC)	772,400	967
	Yunnan Energy Investment Co. Ltd. Class A	868,455	967
	Anhui Xinhua Media Co. Ltd. Class A	1,299,982	967
	Xiangcai Co. Ltd. Class A	772,800	966
	Jinhui Liquor Co. Ltd. Class A	152,800	966
	Feitian Technologies Co. Ltd. Class A	392,500	965
	Ningbo Shanshan Co. Ltd. Class A (XSHG)	368,640	964
*	Montnets Cloud Technology Group Co. Ltd. Class A (XSHE)	437,000	963
	Xiamen Meiya Pico Information Co. Ltd. Class A (XSEC)	373,452	962
	Sichuan Shuangma Cement Co. Ltd. Class A (XSHE)	484,900	962
	Huangshan Tourism Development Co. Ltd. Class A	568,688	961
*	Beijing Jetsen Technology Co. Ltd. Class A (XSEC)	1,796,323	960
	Wisesoft Co. Ltd. Class A	470,314	959
	Fujian Funeng Co. Ltd. Class A (XSSC)	592,188	957
	Beijing Wanji Technology Co. Ltd. Class A	201,160	957
	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	956
	Youngor Group Co. Ltd. Class A (XSHG)	832,608	955
	Yunnan Copper Co. Ltd. Class A (XSHE)	447,200	955
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A (XSEC)	524,900	953
	Beijing Aerospace Changfeng Co. Ltd. Class A	431,387	953
	Beijing SL Pharmaceutical Co. Ltd. Class A (XSHE)	518,850	953
	Guangzhou Restaurant Group Co. Ltd. Class A (XSSC)	156,800	950
	Jason Furniture Hangzhou Co. Ltd. Class A (XSSC)	76,700	949
	Grinm Advanced Materials Co. Ltd. Class A (XSSC)	528,800	948
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSHE)	352,700	948
	Ningbo Huaxiang Electronic Co. Ltd. Class A (XSHE)	354,700	948
*	Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	892,853	947
*	Hongli Zhihui Group Co. Ltd. Class A	593,700	947
	Besttone Holdings Co. Ltd. Class A	559,900	946
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	268,122	945
	Hebei Huijin Group Co. Ltd. Class A	485,900	944
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A (XSEC)	171,800	943
	SGIS Songshan Co. Ltd. Class A (XSEC)	1,225,100	942
	Wangsu Science & Technology Co. Ltd. Class A (XSEC)	1,098,938	941
*	Chengdu CORPRO Technology Co. Ltd. Class A (XSEC)	390,400	939
	China Express Airlines Co. Ltd. Class A	398,700	938
	NavInfo Co. Ltd. Class A (XSEC)	427,887	937
	AECC Aero-Engine Control Co. Ltd. Class A (XSEC)	335,600	937
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	475,500	937
	Yifan Pharmaceutical Co. Ltd. Class A (XSEC)	339,300	937
*	ChemPartner PharmaTech Co. Ltd. Class A	422,377	936
	Moon Environment Technology Co. Ltd. Class A	795,284	936
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,329,097	936
	Jilin Sino-Microelectronics Co. Ltd. Class A	875,810	935
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A (XSHE)	582,654	933
	Shenzhen Sinovatio Technology Co. Ltd. Class A	153,216	932
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (XSHE)	1,116,230	932
*	North Navigation Control Technology Co. Ltd. Class A (XSHG)	780,400	932
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSSC)	1,265,015	929
*	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A (XSSC)	449,450	929
*	Guangdong Chaohua Technology Co. Ltd. Class A	850,488	928
	Beijing SL Pharmaceutical Co. Ltd. Class A (XSEC)	505,196	927
40

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,555,201	927
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSSC)	985,500	926
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	862,109	926
	Beyondsoft Corp. Class A	638,200	926
	Xuji Electric Co. Ltd. Class A (XSHE)	443,400	924
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	745,813	924
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	923
	Beijing Sanju Environmental Protection & New Material Co. Ltd. Class A (XSEC)	1,120,179	922
	Shenzhen Properties & Resources Development Group Ltd. Class A	511,552	922
	Shanghai AtHub Co. Ltd. Class A (XSHG)	194,320	922
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,162,500	920
	Insigma Technology Co. Ltd. Class A	1,008,500	920
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	843,040	920
	Haoxiangni Health Food Co. Ltd. Class A	506,788	919
*	Shenzhen Microgate Technology Co. Ltd. Class A	683,000	919
	Greattown Holdings Ltd. Class A (XSHG)	1,641,600	918
*	JinJian Cereals Industry Co. Ltd. Class A	650,200	918
*	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A (XSHE)	440,350	918
	Fujian Aonong Biological Technology Group Inc. Ltd. Class A (XSHG)	471,250	917
	360 Security Technology Inc. Class A (XSSC)	470,795	915
	Tianjin Teda Co. Ltd. Class A	1,439,243	913
	Tianma Microelectronics Co. Ltd. Class A (XSEC)	425,500	911
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class A (XSHG)	616,700	910
	Vats Liquor Chain Store Management JSC Ltd. Class A	158,400	910
	AVICOPTER plc Class A (XSHG)	115,800	909
	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	909
	Guangdong Shaoneng Group Co. Ltd. Class A	1,112,040	908
	Shanghai Electric Power Co. Ltd. Class A (XSHG)	836,400	908
	Guangzhou Automobile Group Co. Ltd. Class A (XSSC)	526,730	907
	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	906
	Jinyu Bio-Technology Co. Ltd. Class A (XSHG)	268,996	905
	Beijing SDL Technology Co. Ltd. Class A	660,800	905
	Nanjing Hanrui Cobalt Co. Ltd. Class A (XSEC)	80,200	904
	Yijiahe Technology Co. Ltd. Class A	64,000	904
	Tellhow Sci-Tech Co. Ltd. Class A	983,884	903
	Xiamen Meiya Pico Information Co. Ltd. Class A (XSHE)	350,605	903
	Jiangling Motors Corp. Ltd. Class B	635,970	902
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	1,128,790	902
	Shenzhen Agricultural Products Group Co. Ltd. Class A (XSHE)	1,056,629	900
	Huangshan Novel Co. Ltd. Class A	641,416	899
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A (XSEC)	607,800	899
*	Tahoe Group Co. Ltd. Class A	2,259,600	899
*	Baotailong New Materials Co. Ltd. Class A	1,482,100	898
	Shengda Resources Co. Ltd. Class A	428,900	898
	Cangzhou Dahua Co. Ltd. Class A	562,800	896
	Qingdao Hanhe Cable Co. Ltd. Class A	1,571,104	895
	Avic Capital Co. Ltd. Class A (XSHG)	1,493,800	894
	Zhejiang Yankon Group Co. Ltd. Class A	1,406,275	894
*	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,584,790	893
	Xi'an Tian He Defense Technology Co. Ltd. Class A	475,200	891
41

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A (XSSC)	1,849,689	891
*	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSSC)	1,281,797	890
	Dashang Co. Ltd. Class A	274,100	890
	China Aluminum International Engineering Corp. Ltd. Class A	1,830,300	889
	Beijing Capital Co. Ltd. Class A (XSHG)	1,937,520	888
	Zhonghang Electronic Measuring Instruments Co. Ltd. Class A	448,200	888
	Shanghai Jinjiang International Travel Co. Ltd. Class B	589,181	887
	Shenzhen World Union Group Inc. Class A (XSEC)	978,805	887
*	Qianjiang Water Resources Development Co. Ltd. Class A	551,651	887
	Anhui Korrun Co. Ltd. Class A	251,860	887
*	Kuang-Chi Technologies Co. Ltd. Class A (XSEC)	306,600	885
	Westone Information Industry Inc. Class A (XSEC)	337,394	885
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	214,109	883
	Hengtong Optic-electric Co. Ltd. Class A (XSHG)	494,260	882
	Xianhe Co. Ltd. Class A	206,700	882
*	China CIFCO Investment Co. Ltd. Class A	560,600	881
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	472,063	881
	Beijing Global Safety Technology Co. Ltd. Class A	250,939	881
	Datang International Power Generation Co. Ltd. Class A	2,272,800	879
*	Lingyun Industrial Corp. Ltd. Class A (XSSC)	569,692	879
	Beijing Compass Technology Development Co. Ltd. Class A	196,800	878
	Livzon Pharmaceutical Group Inc. Class A (XSEC)	120,900	877
	Beijing VRV Software Corp. Ltd. Class A (XSHE)	1,292,200	877
	Betta Pharmaceuticals Co. Ltd. Class A (XSHE)	53,200	877
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (XSHE)	999,275	876
	Xi'An Shaangu Power Co. Ltd. Class A (XSHG)	728,545	876
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSSC)	3,067,468	874
	Beijing Sanju Environmental Protection & New Material Co. Ltd. Class A (XSHE)	1,062,828	874
	Joeone Co. Ltd. Class A	502,277	873
	Gansu Shangfeng Cement Co. Ltd. Class A	293,000	873
	Shanxi Coking Coal Energy Group Co. Ltd. Class A (XSEC)	1,004,120	871
	Bank of Chengdu Co. Ltd. Class A (XSSC)	472,700	870
	Beijing Water Business Doctor Co. Ltd. Class A (XSEC)	778,474	870
	Xiamen Jihong Technology Co. Ltd. Class A	206,800	869
	Thinkingdom Media Group Ltd. Class A	122,236	868
	AUCMA Co. Ltd. Class A	881,301	867
	Chimin Health Management Co. Ltd. Class A	306,000	867
	Jiangling Motors Corp. Ltd. Class A (XSHE)	234,298	865
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A (XSHE)	1,132,500	863
*	Guangdong Shirongzhaoye Co. Ltd. Class A (XSHE)	916,961	863
	Holitech Technology Co. Ltd. Class A (XSHE)	1,706,396	863
	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (XSHE)	681,807	862
	Yibin Tianyuan Group Co. Ltd. Class A	860,429	862
*	Hunan Corun New Energy Co. Ltd. Class A	1,484,230	860
	Vatti Corp. Ltd. Class A (XSHE)	768,748	860
	Shenzhen SDG Information Co. Ltd. Class A	784,994	859
	Shenzhen FRD Science & Technology Co. Ltd.	384,462	859
	DHC Software Co. Ltd. Class A (XSEC)	813,800	857
	Hangzhou Shunwang Technology Co. Ltd. Class A (XSEC)	435,135	857
	Stanley Agricultural Group Co. Ltd. Class A	1,085,928	857
	Sunward Intelligent Equipment Co. Ltd. Class A (XSEC)	669,120	856
42

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSSC)	460,351	854
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	547,020	852
	Canny Elevator Co. Ltd. Class A (XSHE)	578,496	851
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,642	850
*	Neusoft Corp. Class A (XSSC)	593,614	849
	Guangdong Goworld Co. Ltd. Class A	521,444	848
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (XSHE)	1,220,832	848
	Beijing Shiji Information Technology Co. Ltd. Class A (XSEC)	192,312	846
	Red Avenue New Materials Group Co. Ltd. Class A (XSSC)	170,500	846
	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	1,901,400	845
	Zhuzhou Kibing Group Co. Ltd. Class A (XSHG)	357,700	845
	Sinosoft Co. Ltd. Class A	153,100	845
	Jiang Su Suyan Jingshen Co. Ltd. Class A	761,500	845
	Sino GeoPhysical Co. Ltd. Class A	319,165	844
	Shanghai Industrial Development Co. Ltd. Class A (XSSC)	1,162,392	843
	Suning Universal Co. Ltd. Class A (XSEC)	796,549	840
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,066,400	839
	Client Service International Inc. Class A	288,645	839
	China West Construction Group Co. Ltd. Class A	649,000	838
	Guangxi Nanning Waterworks Co. Ltd. Class A	1,058,959	837
	Jointo Energy Investment Co. Ltd. Hebei Class A (XSHE)	1,058,144	836
*	Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	1,828,400	836
	Laobaixing Pharmacy Chain JSC Class A (XSHG)	100,970	835
	Beijing Capital Retailing Group Co. Ltd. Class A	642,350	834
	Hangzhou Century Co. Ltd. Class A	822,400	833
	Huadian Power International Corp. Ltd. Class A (XSHG)	1,581,717	830
*	Talkweb Information System Co. Ltd. Class A (XSHE)	844,649	830
*	UTour Group Co. Ltd. Class A	929,925	830
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	676,793	830
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	223,900	830
*	Founder Technology Group Corp. Class A (XSSC)	1,611,672	829
*	Ningxia Western Venture Industrial Co. Ltd. Class A	1,478,651	826
*	Neusoft Corp. Class A (XSHG)	577,700	826
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	773,948	825
	Lakala Payment Co. Ltd. Class A	163,900	825
*	Zhejiang Yongtai Technology Co. Ltd. Class A (XSHE)	563,626	823
	Wellhope Foods Co. Ltd. Class A (XSSC)	482,801	821
	Sinolink Securities Co. Ltd. Class A (XSHG)	441,000	821
*	Datang Huayin Electric Power Co. Ltd. Class A	1,130,800	819
	Puyang Refractories Group Co. Ltd. Class A	1,231,481	819
	Changchun Faway Automobile Components Co. Ltd. Class A	534,768	818
	Dongfang Electric Corp. Ltd. Class A (XSHG)	466,000	818
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	231,660	817
	Eastern Communications Co. Ltd. Class A (XSHG)	472,200	816
	Eternal Asia Supply Chain Management Ltd. Class A (XSHE)	1,037,500	816
	Toread Holdings Group Co. Ltd. Class A	660,000	814
	Southern Publishing & Media Co. Ltd. Class A	662,149	814
	RiseSun Real Estate Development Co. Ltd. Class A (XSEC)	855,744	813
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSHG)	505,566	813
	JSTI Group Class A	950,557	812
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSHG)	360,800	811
43

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSSC)	1,344,100	811
	Shandong Sunway Petrochemical Engineering Co. Ltd. Class A	880,300	810
	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,242,571	810
	Eternal Asia Supply Chain Management Ltd. Class A (XSEC)	1,028,900	809
	Shenzhen Expressway Co. Ltd. Class A (XSSC)	526,804	809
	Guangshen Railway Co. Ltd. Class A (XSHG)	2,437,700	809
	Longhua Technology Group Luoyang Co. Ltd. Class A	864,300	809
*	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSHG)	1,192,357	807
	Hunan Gold Corp. Ltd. Class A (XSHE)	665,040	807
	Long Yuan Construction Group Co. Ltd. Class A (XSSC)	1,061,024	806
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSHG)	319,099	806
	Shandong Longda Meat Foodstuff Co. Ltd. Class A	443,200	806
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A (XSHG)	321,020	805
	Newland Digital Technology Co. Ltd. Class A (XSEC)	373,198	803
*	Huludao Zinc Industry Co. Class A	1,526,300	803
*	Cultural Investment Holdings Co. Ltd. Class A	1,818,329	803
*	Shandong Xinchao Energy Corp. Ltd. Class A (XSHG)	3,400,300	803
	Shanghai Highly Group Co. Ltd. Class B	1,595,207	802
	Wanxiang Qianchao Co. Ltd. Class A (XSEC)	1,051,700	802
	Chongqing Zongshen Power Machinery Co. Ltd. Class A (XSHE)	760,800	800
	263 Network Communications Co. Ltd. Class A (XSHE)	1,156,660	800
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	781,331	797
	Shenzhen Topraysolar Co. Ltd. Class A	1,218,258	794
*	Jointown Pharmaceutical Group Co. Ltd. Class A (XSHG)	303,520	794
	Baosheng Science & Technology Innovation Co. Ltd. Class A (XSSC)	1,225,155	793
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	589,283	793
	Weifu High-Technology Group Co. Ltd. Class A	210,600	792
*	New Huadu Supercenter Co. Ltd. Class A	1,261,000	792
	Opple Lighting Co. Ltd. Class A	170,700	791
*	CITIC Guoan Information Industry Co. Ltd. Class A (XSHE)	2,563,300	791
	Guangdong South New Media Co. Ltd. Class A (XSHE)	109,080	791
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSHE)	1,266,700	790
	Liuzhou Iron & Steel Co. Ltd. Class A	711,900	790
	Changying Xinzhi Technology Co. Ltd. Class A	382,400	790
	Hangzhou Weiguang Electronic Co. Ltd. Class A	134,680	790
*	Shenzhen Infogem Technologies Co. Ltd. Class A (XSEC)	345,900	789
	Black Peony Group Co. Ltd. Class A (XSSC)	806,287	789
	Konka Group Co. Ltd. Class A (XSEC)	793,800	788
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (XSEC)	247,161	787
	Shanghai Shimao Co. Ltd. Class A (XSHG)	1,219,830	787
	Ningxia Building Materials Group Co. Ltd. Class A (XSSC)	388,388	787
	Telling Telecommunication Holding Co. Ltd. Class A (XSEC)	737,100	786
	Gohigh Data Networks Technology Co. Ltd. Class A	856,940	786
	China National Software & Service Co. Ltd. Class A (XSHG)	110,600	786
	Better Life Commercial Chain Share Co. Ltd. Class A (XSHE)	672,220	786
	Beijing Teamsun Technology Co. Ltd. Class A (XSSC)	788,986	785
	Bank of China Ltd. Class A (XSHG)	1,564,597	785
*	China CSSC Holdings Ltd. Class A (XSSC)	325,900	785
	Huaan Securities Co. Ltd. Class A (XSSC)	835,400	784
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,150,408	783
	Sunstone Development Co. Ltd. Class A	286,400	781
44

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	779
*	Alpha Group Class A (XSHE)	827,701	779
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	779
	Huafon Microfibre Shanghai Technology Co. Ltd. (XSHE)	932,955	778
	Lingyuan Iron & Steel Co. Ltd. Class A	1,715,370	776
	YaGuang Technology Group Co. Ltd.	644,200	774
	Aerospace CH UAV Co. Ltd. (XSEC)	267,900	773
*,1	Qutoutiao Inc. ADR	335,971	773
*,3	Datang Telecom Technology Co. Ltd. Class A	826,800	772
	Xiamen Port Development Co. Ltd. Class A	739,716	772
	Tibet Summit Resources Co. Ltd. Class A (XSHG)	399,825	772
	Shenzhen Anche Technologies Co. Ltd. Class A (XSHE)	150,000	772
	China Wuyi Co. Ltd. Class A	1,611,511	771
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A (XSHE)	1,082,550	771
	Tengda Construction Group Co. Ltd. Class A	1,637,499	771
	North Electro-Optic Co. Ltd. Class A	494,561	770
	Xuji Electric Co. Ltd. Class A (XSEC)	369,300	769
	Guangdong Dowstone Technology Co. Ltd. Class A (XSEC)	384,900	769
*	Baoxiniao Holding Co. Ltd. Class A	1,203,300	769
	Hisense Visual Technology Co. Ltd. Class A (XSSC)	450,162	768
*	Jiangsu Zongyi Co. Ltd. Class A	983,700	768
	Tsinghua Tongfang Co. Ltd. Class A (XSSC)	863,708	767
*	Beiqi Foton Motor Co. Ltd. Class A (XSSC)	1,333,709	767
	Sinosteel Engineering & Technology Co. Ltd. Class A	475,400	766
	Guangzhou Development Group Inc. Class A (XSSC)	858,971	766
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSEC)	465,300	765
	DBG Technology Co. Ltd. Class A	456,680	765
	Orient Securities Co. Ltd. Class A (XSHG)	563,200	765
*	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A (XSHG)	721,035	764
	Qiming Information Technology Co. Ltd. Class A	478,073	764
*	Hwa Create Co. Ltd. Class A	583,500	764
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSHG)	435,200	763
	Eastcompeace Technology Co. Ltd. Class A	460,242	763
	China Meheco Co. Ltd. Class A (XSHG)	384,800	762
	Hainan Expressway Co. Ltd. Class A	1,056,400	761
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSHG)	367,200	761
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSSC)	2,206,513	761
	Duolun Technology Corp. Ltd. Class A	587,777	761
	Merit Interactive Co. Ltd. Class A	384,848	761
	Haining China Leather Market Co. Ltd. Class A	1,252,410	760
	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,596,600	759
	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	671,702	759
	Global Infotech Co. Ltd. Class A	388,600	758
*	China Harzone Industry Corp. Ltd. Class A (XSEC)	593,522	755
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	933,236	755
*,1,2	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	524,500	755
	KPC Pharmaceuticals Inc. Class A (XSSC)	523,308	754
*	Innuovo Technology Co. Ltd. Class A (XSHE)	960,755	754
	Zhuhai Port Co. Ltd. Class A	853,300	754
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	1,153,728	754
*	Shanxi Guoxin Energy Corp. Ltd. Class A (XSHG)	1,249,726	753
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,097,901	753
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	753
	Zhejiang Wanma Co. Ltd. Class A (XSHG)	793,972	753
	Kuangda Technology Group Co. Ltd. Class A	1,463,584	753
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSHE)	1,146,300	752
45

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	398,657	752
	Chinese Universe Publishing & Media Group Co. Ltd. Class A (XSSC)	440,220	751
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	620,408	751
	Western Region Gold Co. Ltd. Class A (XSSC)	388,800	751
	Enjoyor Co. Ltd. Class A (XSEC)	602,900	751
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A (XSSC)	878,000	750
*	Montnets Cloud Technology Group Co. Ltd. Class A (XSEC)	340,100	750
*	Tus Environmental Science & Technology Development Co. Ltd. Class A	845,482	748
*	Shantui Construction Machinery Co. Ltd. Class A	1,180,735	748
	Jin Tong Ling Technology Group Co. Ltd. Class A	1,321,100	748
	Juneyao Airlines Co. Ltd. Class A (XSHG)	326,939	747
*	ZhongMan Petroleum & Natural Gas Group Corp. Ltd.	551,800	746
	Tangshan Jidong Cement Co. Ltd. Class A (XSEC)	344,500	745
*	Chengzhi Co. Ltd. Class A (XSHE)	357,628	745
*	Shenzhen Infogem Technologies Co. Ltd. Class A (XSHE)	326,680	745
	Leyard Optoelectronic Co. Ltd. Class A (XSHE)	674,766	745
*	Lander Sports Development Co. Ltd. Class A	1,641,050	744
	Tangrenshen Group Co. Ltd. Class A (XSHE)	666,950	743
	Do-Fluoride Chemicals Co. Ltd. Class A (XSEC)	201,400	742
	Jizhong Energy Resources Co. Ltd. Class A (XSHE)	1,315,107	742
	Nanfang Zhongjin Environment Co. Ltd. Class A	1,775,883	740
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A (XSEC)	875,700	740
	Fujian Expressway Development Co. Ltd. Class A	1,779,800	739
*	Zhuhai Hokai Medical Instruments Co. Ltd. Class A	779,932	739
*	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	926,835	738
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSHG)	1,515,822	737
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSHG)	976,000	736
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	856,121	736
	KBC Corp. Ltd. Class A	26,896	735
	Zhejiang Hangmin Co. Ltd. Class A (XSHG)	870,745	734
	Inner Mongolia M-Grass Ecology & Enviroment Group Co. Ltd. Class A	1,180,320	730
*	Kama Co. Ltd. Class B	1,944,554	728
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,367,900	728
*	Myhome Real Estate Development Group Co. Ltd. Class A	2,630,400	727
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	727
	Anhui Heli Co. Ltd. Class A (XSSC)	382,675	727
*	Central China Securities Co. Ltd. Class A (XSHG)	1,063,100	724
	Hangzhou Dptech Technologies Co. Ltd. Class A	134,192	724
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	858,650	723
	Xinjiang Joinworld Co. Ltd. Class A (XSSC)	799,308	722
*	Xiwang Foodstuffs Co. Ltd. Class A (XSHE)	940,740	720
*	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	410,900	720
	Jinzhou Port Co. Ltd. Class B	3,061,902	719
*	Zhejiang Firstar Panel Technology Co. Ltd. Class A	946,000	719
	Wuhan Jingce Electronic Group Co. Ltd. Class A (XSHE)	82,677	719
	JL Mag Rare-Earth Co. Ltd. Class A (XSHE)	128,000	717
	LingNan Eco&Culture-Tourism Co. Ltd. Class A	1,613,311	717
*	Fangda Carbon New Material Co. Ltd. Class A (XSHG)	522,917	716
	First Capital Securities Co. Ltd. Class A (XSHE)	711,520	716
*	Guizhou Salvage Pharmaceutical Co. Ltd. Class A	1,556,500	714
*	Ningbo Cixing Co. Ltd. Class A	598,800	714
*	Shenzhen Deren Electronic Co. Ltd. Class A	457,051	713
46

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	North Navigation Control Technology Co. Ltd. Class A (XSSC)	597,204	713
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	769,371	713
	Shanghai Weaver Network Co. Ltd. Class A (XSSC)	54,880	712
	Tibet Urban Development & Investment Co. Ltd. Class A (XSHG)	488,170	712
	Chengdu Huasun Technology Group Inc. Ltd.	742,471	711
*	Bestway Marine & Energy Technology Co. Ltd. Class A	913,650	711
	China Merchants Energy Shipping Co. Ltd. Class A (XSSC)	936,400	709
	China Fortune Land Development Co. Ltd. Class A (XSHG)	824,578	709
	China Coal Energy Co. Ltd. Class A (XSHG)	656,600	709
	Bros Eastern Co. Ltd. Class A (XSHG)	778,810	709
	China CAMC Engineering Co. Ltd. Class A	673,800	708
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	570,600	707
	Chongqing Water Group Co. Ltd. Class A (XSHG)	860,600	707
*	Jiangsu Sihuan Bioengineering Co. Ltd. Class A	1,119,200	706
	Sumavision Technologies Co. Ltd. Class A (XSHE)	1,200,500	705
	Juewei Food Co. Ltd. Class A (XSSC)	52,860	703
	Central China Land Media Co. Ltd. Class A	647,308	703
	Huizhou Speed Wireless Technology Co. Ltd. Class A	443,300	703
	Newcapec Electronics Co. Ltd. Class A	488,335	703
*	Hubei Kaile Science & Technology Co. Ltd. Class A (XSSC)	553,292	702
	Valiant Co. Ltd. Class A (XSEC)	292,400	701
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	1,993,124	701
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	887,900	701
	Fujian Septwolves Industry Co. Ltd. Class A	824,109	701
	Bank of Jiangsu Co. Ltd. Class A (XSSC)	641,810	700
*	Jilin Yatai Group Co. Ltd. Class A (XSSC)	1,597,167	700
	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSHG)	663,450	698
	Everbright Jiabao Co. Ltd. Class A	1,502,708	698
*	Shenzhen Glory Medical Co. Ltd. Class A	766,022	697
*,3	HY Energy Group Co. Ltd. Class A (XSSC)	800,192	696
	Huayuan Property Co. Ltd. Class A (XSSC)	2,201,505	696
	Far East Smarter Energy Co. Ltd. Class A (XSHG)	1,229,560	695
	Konfoong Materials International Co. Ltd. Class A (XSHE)	111,476	695
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A (XSEC)	350,250	694
	Shanghai Tianchen Co. Ltd. Class A	728,338	693
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A (XSHG)	1,174,200	692
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	32,202	692
	Sansure Biotech Inc. Class A	45,121	692
*	ZJBC Information Technology Co. Ltd. Class A	745,962	691
	Beijing Urban-Rural Commercial Group Co. Ltd. Class A	300,848	691
	Shenzhen Guangju Energy Co. Ltd. Class A	481,988	690
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,211,925	690
*	CMST Development Co. Ltd. Class A (XSHG)	842,000	689
*	Zhongshan Broad Ocean Motor Co. Ltd. Class A (XSHE)	893,700	689
	Beijing Beilu Pharmaceutical Co. Ltd. Class A	471,900	689
	Ningbo Yunsheng Co. Ltd. Class A (XSSC)	708,831	688
	Henan Hengxing Science & Technology Co. Ltd. Class A	1,425,295	688
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,447,577	686
*	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSSC)	230,447	686
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSHG)	249,100	686
	Xiamen King Long Motor Group Co. Ltd. Class A	676,646	685
	Beijing Orient National Communication Science & Technology Co. Ltd. Class A (XSHE)	511,595	685
	Hangjin Technology Co. Ltd. Class A (XSHE)	202,350	683
47

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Shanghai ShenTong Metro Co. Ltd. Class A	465,976	683
	Digiwin Software Co. Ltd. Class A	247,194	683
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	23,773	683
	China CYTS Tours Holding Co. Ltd. Class A (XSSC)	367,868	682
*	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSSC)	843,964	680
	Jiangsu Expressway Co. Ltd. Class A (XSHG)	428,998	679
	Hongrun Construction Group Co. Ltd. Class A	1,089,346	679
*	Realcan Pharmaceutical Group Co. Ltd. Class A (XSHE)	1,015,910	679
	Jiangsu Huaxicun Co. Ltd. Class A (XSHE)	704,200	677
	Guoguang Electric Co. Ltd. Class A	480,600	677
	Beijing Electronic Zone High-tech Group Co. Ltd.	1,024,969	676
*	Grand Industrial Holding Group Co. Ltd.	249,800	676
	Bank of Zhengzhou Co. Ltd. Class A (XSHE)	1,186,790	674
	Jiangsu Yunyi Electric Co. Ltd. Class A	878,840	673
*	Hybio Pharmaceutical Co. Ltd. Class A (XSEC)	815,691	672
	Hubei Fuxing Science & Technology Co. Ltd. Class A	987,200	672
*	Shenzhen Invt Electric Co. Ltd. Class A	844,252	672
	Jinling Pharmaceutical Co. Ltd. Class A	508,831	671
	Shandong Wohua Pharmaceutical Co. Ltd. Class A	568,140	671
	Jiangsu Linyang Energy Co. Ltd. Class A (XSHG)	661,600	670
	ZheJiang Dali Technology Co. Ltd. Class A	188,495	670
	Northeast Securities Co. Ltd. Class A (XSEC)	528,100	669
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSHG)	294,624	668
	Fuan Pharmaceutical Group Co. Ltd. Class A (XSHE)	990,200	668
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	457,342	667
	Qingdao Citymedia Co. Ltd. Class A	682,800	666
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	408,869	666
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	315,542	666
	Visual China Group Co. Ltd. Class A (XSHE)	323,812	665
	Xinfengming Group Co. Ltd. Class A (XSSC)	243,655	664
	Shandong Shengli Co. Class A	973,577	664
	Zhongbai Holdings Group Co. Ltd. Class A	794,489	664
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A (XSEC)	155,900	664
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	121,332	664
	North Huajin Chemical Industries Co. Ltd. Class A (XSHE)	687,903	663
	Tungkong Inc. Class A	556,076	663
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	231,700	663
*	Shandong Xinchao Energy Corp. Ltd. Class A (XSSC)	2,802,816	662
	Wasu Media Holding Co. Ltd. Class A	557,300	662
	Anker Innovations Technology Co. Ltd. Class A	27,600	662
	Beijing Orient National Communication Science & Technology Co. Ltd. Class A (XSEC)	493,601	661
	Guodian Nanjing Automation Co. Ltd. Class A	687,800	659
	Digital China Information Service Co. Ltd. Class A (XSHE)	311,643	658
	Shandong Publishing & Media Co. Ltd. Class A (XSHG)	692,888	658
	Zhende Medical Co. Ltd. Class A	80,800	658
	Motic Xiamen Electric Group Co. Ltd. Class A	486,429	657
	Shanghai SMI Holding Co. Ltd. Class A (XSSC)	858,852	656
	Jinyuan EP Co. Ltd. Class A	615,996	654
	Changshu Tianyin Electromechanical Co. Ltd. Class A	412,893	654
	China Sports Industry Group Co. Ltd. Class A	351,700	654
	Shenzhen Center Power Tech Co. Ltd. Class A (XSHE)	281,850	653
	Hangzhou Robam Appliances Co. Ltd. Class A (XSEC)	110,300	652
	Shanghai Join Buy Co. Ltd. Class A	627,100	652
*	Leader Harmonious Drive Systems Co. Ltd. Class A	31,823	652
	Wuhu Token Science Co. Ltd. Class A (XSEC)	557,783	650
*	Jilin Yatai Group Co. Ltd. Class A (XSHG)	1,484,000	650
48

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Genimous Technology Co. Ltd. Class A (XSHE)	691,035	648
*	Shunfa Hengye Corp. Class A (XSHE)	1,413,801	646
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	646
	Ningxia Jiaze New Energy Co. Ltd. Class A	1,234,300	646
*	First Tractor Co. Ltd. Class A (XSHG)	352,300	645
	Zhejiang Juhua Co. Ltd. Class A (XSSC)	478,140	644
	Zhejiang Jingxing Paper JSC Ltd. Class A	1,126,300	644
*	Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,023,800	644
*	Kingsignal Technology Co. Ltd. Class A	620,360	643
	Jiangsu Sunshine Co. Ltd. Class A	1,785,755	643
	Sanchuan Wisdom Technology Co. Ltd. Class A	967,300	643
	Beijing Sifang Automation Co. Ltd. Class A (XSSC)	617,639	643
*	ENC Digital Technology Co. Ltd. Class A	482,090	643
*	Mianyang Fulin Precision Co. Ltd. (XSHE)	450,800	641
	Loncin Motor Co. Ltd. Class A (XSSC)	1,237,500	640
	Bright Real Estate Group Co. Ltd. Class A (XSSC)	1,679,474	640
	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	640
	Sanjiang Shopping Club Co. Ltd. Class A	448,200	640
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	120,900	639
	SPIC Dongfang New Energy Corp. Class A (XSHE)	986,256	639
	Jangho Group Co. Ltd. Class A (XSSC)	616,507	638
	Ningbo Zhoushan Port Co. Ltd. Class A (XSHG)	1,042,200	637
	Maoye Commercial Co. Ltd. Class A (XSSC)	1,154,811	635
	Air China Ltd. Class A (XSSC)	503,438	635
*	Hanwang Technology Co. Ltd. Class A	231,900	634
	Anhui Heli Co. Ltd. Class A (XSHG)	333,240	633
	Changhong Meiling Co. Ltd. Class A	1,078,628	633
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	634,029	632
*	Bluedon Information Security Technology Co. Ltd. Class A	1,245,056	631
	CSSC Science & Technology Co. Ltd. Class A (XSHG)	375,000	631
	Fujian Apex Software Co. Ltd. Class A	161,900	631
	Wellhope Foods Co. Ltd. Class A (XSHG)	371,300	631
	Huaren Pharmaceutical Co. Ltd. Class A (XSEC)	856,972	630
	Guangdong Highsun Group Co. Ltd. Class A	1,848,180	629
*	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	441,300	629
	China Construction Bank Corp. Class A (XSHG)	604,100	628
*	Shanying International Holding Co. Ltd. Class A (XSHG)	1,176,000	624
*	Zhewen Interactive Group Co. Ltd. Class A (XSHG)	906,553	624
*	Ningbo Shuanglin Auto Parts Co. Ltd. Class A	406,900	624
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A (XSHG)	729,300	623
	Edan Instruments Inc. Class A	225,200	623
*	Hainan Ruize New Building Material Co. Ltd. Class A (XSHE)	766,704	622
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSHG)	306,100	620
	Guomai Technologies Inc. Class A (XSHE)	680,179	620
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	157,047	620
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	474,719	620
	Huafu Fashion Co. Ltd. (XSEC)	683,600	617
*	Easysight Supply Chain Management Co. Ltd. Class A (XSHG)	674,835	617
*	Langold Real Estate Co. Ltd. Class A	1,962,979	616
	Hangzhou Cable Co. Ltd. Class A	652,000	615
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	903,400	614
	Xinhu Zhongbao Co. Ltd. Class A (XSHG)	1,292,000	614
	Liaoning Cheng Da Co. Ltd. Class A (XSHG)	176,400	614
	Shenzhen Ysstech Info-tech Co. Ltd. Class A (XSHE)	455,175	614
	Guizhou Gas Group Corp. Ltd. Class A (XSHG)	434,972	614
	Huatai Securities Co. Ltd. Class A (XSHG)	249,800	613
49

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Henan Pinggao Electric Co. Ltd. Class A (XSSC)	672,114	612
	Anhui Huamao Textile Co. Class A	1,074,064	612
*	Xinjiang Machinery Research Institute Co. Ltd. Class A	1,411,536	611
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,368,344	611
	SGIS Songshan Co. Ltd. Class A (XSHE)	794,400	611
*	Sou Yu Te Group Co. Ltd. Class A	2,415,182	611
	Hangzhou Sunrise Technology Co. Ltd. Class A	524,066	611
	Changzheng Engineering Co. Ltd. Class A (XSSC)	223,016	610
	Jiangsu Sainty Corp. Ltd. Class A	797,700	608
	China Avionics Systems Co. Ltd. Class A (XSHG)	262,584	608
	Toyou Feiji Electronics Co. Ltd. Class A	443,235	607
	Triangle Tyre Co. Ltd. Class A	259,900	607
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A (XSHE)	229,000	607
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	887,856	606
	Guangzhou Holike Creative Home Co. Ltd. Class A (XSHG)	220,658	606
	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (XSEC)	478,500	605
	Henan Yuguang Gold & Lead Co. Ltd. Class A (XSHG)	710,800	605
*	KraussMaffei Co. Ltd. Class A	864,834	603
*	Hand Enterprise Solutions Co. Ltd. Class A (XSEC)	607,000	602
	Citic Offshore Helicopter Co. Ltd. Class A	604,400	601
	Royal Group Co. Ltd. Class A	810,478	601
	Hanwei Electronics Group Corp. Class A	274,002	600
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSHG)	332,200	599
*	Wuhan P&S Information Technology Co. Ltd. Class A (XSHE)	1,031,500	598
	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	1,022,158	598
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	151,237	595
	Yunnan Wenshan Electric Power Co. Ltd. Class A	566,427	592
*	Mesnac Co. Ltd. Class A	860,489	592
*	Vtron Group Co. Ltd. Class A	864,723	592
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A (XSHE)	386,900	591
	ZhongYeDa Electric Co. Ltd. Class A	501,400	590
	Sunvim Group Co. Ltd. Class A	909,600	588
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,089,400	588
*	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	622,730	587
	Bros Eastern Co. Ltd. Class A (XSSC)	644,479	587
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,478,298	586
	Goldcard Smart Group Co. Ltd. (XSHE)	353,600	586
*	Hengbao Co. Ltd. Class A	671,300	584
	China Satellite Communications Co. Ltd. Class A (XSSC)	242,300	583
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSSC)	562,164	582
	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	291,446	582
*	Fujian Snowman Co. Ltd. Class A	568,668	582
	Shanghai Maling Aquarius Co. Ltd. Class A (XSSC)	460,698	581
*	Zhejiang Huamei Holding Co. Ltd. Class A	1,032,153	581
	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	595,626	581
	China Oil HBP Science & Technology Co. Ltd. Class A	1,445,600	581
	Inmyshow Digital Technology Group Co. Ltd. (XSHG)	338,000	580
	Chongqing Gangjiu Co. Ltd. Class A	1,045,300	579
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSHG)	711,300	579
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	1,025,055	579
	Genimous Technology Co. Ltd. Class A (XSEC)	616,300	578
	Shenzhen Senior Technology Material Co. Ltd. Class A	122,200	578
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSHG)	268,000	577
50

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Shenzhen Zhengtong Electronics Co. Ltd. Class A	479,100	577
	Shandong Minhe Animal Husbandry Co. Ltd. Class A (XSHE)	254,283	577
*	JC Finance & Tax Interconnect Holdings Ltd. Class A (XSHE)	475,040	577
	Xinjiang Communications Construction Group Co. Ltd. Class A	348,800	577
	Shenzhen SC New Energy Technology Corp. Class A (XSEC)	34,000	576
	Anhui Guofeng Plastic Industry Co. Ltd. Class A	716,800	576
	Hefei Department Store Group Co. Ltd. Class A	754,417	575
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	595,600	575
*	Topsec Technologies Group Inc. Class A (XSEC)	205,200	574
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A (XSEC)	50,700	574
	CSSC Science & Technology Co. Ltd. Class A (XSSC)	340,900	574
*	Xining Special Steel Co. Ltd. Class A	979,800	573
	Fujian Longxi Bearing Group Co. Ltd. Class A	366,699	573
	Rainbow Digital Commercial Co. Ltd. Class A	537,099	573
	Emei Shan Tourism Co. Ltd. Class A	571,671	572
*	AECC Aero Science & Technology Co. Ltd. Class A (XSHG)	221,200	572
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (XSHE)	649,037	572
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSSC)	138,800	572
*	Shenzhen Infinova Ltd. Class A	1,076,307	571
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSSC)	339,094	570
*	Sichuan Hongda Co. Ltd. Class A	1,907,200	569
	China South Publishing & Media Group Co. Ltd. Class A (XSHG)	361,000	569
*	Shenzhen Textile Holdings Co. Ltd. Class A	444,475	567
	Beijing Haohua Energy Resource Co. Ltd. Class A	832,600	567
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A (XSEC)	240,700	565
	Shenzhen Expressway Co. Ltd. Class A (XSHG)	367,900	565
	China Merchants Property Operation & Service Co. Ltd. Class A (XSEC)	173,700	565
	Henan Shenhuo Coal & Power Co. Ltd. Class A (XSEC)	331,600	564
	Greatoo Intelligent Equipment Inc.	2,052,300	564
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	564
	Deluxe Family Co. Ltd. Class A (XSHG)	1,061,600	562
	Shandong Humon Smelting Co. Ltd. Class A (XSEC)	301,100	560
	Heilongjiang Agriculture Co. Ltd. Class A (XSSC)	239,700	560
	Sufa Technology Industry Co. Ltd. CNNC Class A	328,659	560
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSHG)	764,600	560
*	Wuhan Keqian Biology Co. Ltd. Class A	87,319	559
	Beijing Watertek Information Technology Co. Ltd. Class A	1,167,800	558
*	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSSC)	845,828	557
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSSC)	404,858	556
*	Gem-Year Industrial Co. Ltd. Class A (XSSC)	746,111	556
	Nanjing Gaoke Co. Ltd. Class A (XSHG)	371,520	556
*	Jinneng Science&Technology Co. Ltd. Class A (XSSC)	195,100	555
	Inzone Group Co. Ltd. Class A (XSHG)	557,331	555
*	Shandong Xiantan Co. Ltd. Class A (XSHE)	347,295	555
	An Hui Wenergy Co. Ltd. Class A (XSEC)	934,690	554
	FSPG Hi-Tech Co. Ltd. Class A	885,500	553
*	Advanced Technology & Materials Co. Ltd. Class A (XSHE)	501,000	553
	Jiangsu Guotai International Group Co. Ltd. (XSHE)	550,290	553
	Beijing Water Business Doctor Co. Ltd. Class A (XSHE)	494,900	553
	Unilumin Group Co. Ltd. Class A (XSHE)	443,838	553
51

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Shanghai Xinhua Media Co. Ltd. Class A (XSSC)	805,781	553
*	Andon Health Co. Ltd. Class A	437,956	552
*	Orient Group Inc. Class A	1,069,700	552
	Jiangsu Etern Co. Ltd. Class A (XSHG)	1,035,970	551
*	Northeast Pharmaceutical Group Co. Ltd. Class A	712,670	551
	Sichuan Haite High-tech Co. Ltd. Class A (XSEC)	346,300	549
	AECC Aero-Engine Control Co. Ltd. Class A (XSHE)	196,500	549
	China High Speed Railway Technology Co. Ltd. Class A (XSEC)	1,584,100	548
	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	590,500	547
	Xiangxue Pharmaceutical Co. Ltd. Class A	460,600	545
	Shenzhen Click Technology Co. Ltd. Class A	344,000	545
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A (XSEC)	713,400	544
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSHG)	569,700	543
	Sunward Intelligent Equipment Co. Ltd. Class A (XSHE)	424,600	543
	Guangzhou Shangpin Home Collection Co. Ltd. Class A (XSEC)	46,662	542
	Hangzhou Jiebai Group Co. Ltd. Class A (XSSC)	490,657	542
	Der Future Science & Technology Holding Group Co. Ltd. Class A	609,840	542
	Hexing Electrical Co. Ltd. Class A (XSSC)	291,668	541
	Huaming Power Equipment Co. Ltd. Class A	758,043	539
*	Hainan Mining Co. Ltd. Class A (XSHG)	586,500	539
*	Nanjing Quanxin Cable Technology Co. Ltd. Class A	295,630	539
	Inmyshow Digital Technology Group Co. Ltd. (XSSC)	313,157	538
	CECEP Solar Energy Co. Ltd. Class A (XSEC)	565,900	537
	Yotrio Group Co. Ltd. Class A (XSHE)	994,750	537
*	Nations Technologies Inc. Class A	521,400	537
*	Beijing WKW Automotive Parts Co. Ltd. Class A	1,023,576	537
	Shanxi Blue Flame Holding Co. Ltd. Class A (XSEC)	577,896	536
	Renhe Pharmacy Co. Ltd. Class A (XSEC)	381,501	536
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSHG)	179,100	536
*	Wutong Holding Group Co. Ltd. Class A	1,092,522	536
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSSC)	623,083	536
*	Beijing BDStar Navigation Co. Ltd. Class A (XSEC)	85,400	534
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A (XSEC)	325,700	534
*	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSHG)	550,134	534
	China Dive Corp. Ltd. Class A	170,917	534
	Unilumin Group Co. Ltd. Class A (XSEC)	428,200	533
*	Eastone Century Technology Co. Ltd. Class A	843,315	533
	Beijing Forever Technology Co. Ltd. Class A (XSHE)	439,194	533
	Tianjin Port Co. Ltd. Class A (XSSC)	729,386	532
	Konka Group Co. Ltd. Class A (XSHE)	535,900	532
	Hongbaoli Group Corp. Ltd. Class A	714,859	532
	Skyworth Digital Co. Ltd. Class A (XSHE)	423,200	531
*	Inner Mongolia Xingye Mining Co. Ltd. Class A (XSEC)	503,000	529
	Fujian Cement Inc. Class A	472,320	529
	Huaxin Cement Co. Ltd. Class A (XSHG)	156,260	529
*	ChangYuan Technology Group Ltd. (XSHG)	607,060	529
*	Fujian Rongji Software Co. Ltd. Class A	609,300	529
*	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A (XSSC)	497,400	527
	North Huajin Chemical Industries Co. Ltd. Class A (XSEC)	546,600	527
*	Sunsea AIoT Technology Co. Ltd. Class A	337,045	527
	Holitech Technology Co. Ltd. Class A (XSEC)	1,039,700	526
[3]	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSHG)	141,500	526
*	Zhejiang Jingu Co. Ltd. Class A	513,560	526
52

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Solareast Holdings Co. Ltd. Class A	775,159	526
	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	566,581	526
*	ChangYuan Technology Group Ltd. (XSSC)	602,283	525
	Guangzhou Zhiguang Electric Co. Ltd. Class A (XSEC)	377,400	525
	Xinjiang Joinworld Co. Ltd. Class A (XSHG)	580,008	524
*	Changchun Gas Co. Ltd. Class A	741,500	523
	Hunan Gold Corp. Ltd. Class A (XSEC)	429,800	522
	Guangdong Taiantang Pharmaceutical Co. Ltd. Class A	895,378	522
	Zhejiang Communications Technology Co. Ltd. (XSEC)	618,800	521
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSSC)	1,274,005	521
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A (XSHE)	123,000	521
	Triumph Science & Technology Co. Ltd. Class A (XSHG)	465,200	519
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A (XSHE)	1,084,024	519
	Guangdong Delian Group Co. Ltd. Class A	675,035	519
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSEC)	1,767,600	518
	Changhong Huayi Compressor Co. Ltd. Class A	828,980	518
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSHG)	368,800	518
	Guangzhou Zhiguang Electric Co. Ltd. Class A (XSHE)	372,300	518
	Liaoning SG Automotive Group Co. Ltd. Class A	926,034	517
	Xiamen Tungsten Co. Ltd. Class A (XSHG)	174,200	517
	Guangdong Hybribio Biotech Co. Ltd. Class A	84,000	517
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSHG)	1,055,320	516
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	611,600	516
	Jishi Media Co. Ltd. Class A (XSHG)	1,827,200	516
	Digital China Information Service Co. Ltd. Class A (XSEC)	243,900	515
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSSC)	384,348	513
	CASIN Real Estate Development Group Co. Ltd. Class A	1,207,301	513
	Zhejiang Hangmin Co. Ltd. Class A (XSSC)	607,439	512
	Sanlux Co. Ltd. Class A	648,400	512
	NingXia QingLong Pipes Industry Group Co. Ltd. Class A	430,090	512
	Gansu Yasheng Industrial Group Co. Ltd. Class A	1,235,800	511
	Sino Wealth Electronic Ltd. Class A (XSEC)	66,918	511
	Ningbo Huaxiang Electronic Co. Ltd. Class A (XSEC)	191,100	510
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSEC)	68,600	510
	Neway Valve Suzhou Co. Ltd. Class A (XSHG)	251,288	510
	Far East Smarter Energy Co. Ltd. Class A (XSSC)	901,200	509
*	Strait Innovation Internet Co. Ltd. Class A	640,698	508
	Rongan Property Co. Ltd. Class A (XSEC)	1,194,572	508
	Gansu Jingyuan Coal Industry & Electricity Power Co. Ltd. Class A	1,143,986	506
	Shenzhen Grandland Group Co. Ltd. Class A	1,277,051	506
	Jangho Group Co. Ltd. Class A (XSHG)	488,200	506
	Zhongfu Information Inc. Class A	89,900	506
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	89,400	505
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A (XSEC)	353,100	504
*	Global Top E-Commerce Co. Ltd. Class A (XSHE)	929,940	504
	Shenzhen Aisidi Co. Ltd. Class A (XSHE)	422,520	503
	Inspur Software Co. Ltd. Class A (XSSC)	267,926	502
*	Create Technology & Science Co. Ltd. Class A	385,756	501
*	Sinodata Co. Ltd. Class A	310,435	501
	Xiamen Kingdomway Group Co. Class A (XSEC)	77,600	500
	China CYTS Tours Holding Co. Ltd. Class A (XSHG)	269,300	500
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSSC)	678,255	500
53

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSSC)	734,406	500
	Tongling Nonferrous Metals Group Co. Ltd. Class A (XSEC)	1,138,900	499
*	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSHG)	167,500	499
	Cosmos Group Co. Ltd. Class A	1,086,000	499
	Tibet Summit Resources Co. Ltd. Class A (XSSC)	258,032	498
	China Television Media Ltd. Class A (XSHG)	289,800	498
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	1,164,520	497
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	82,700	497
*	Tongding Interconnection Information Co. Ltd. Class A (XSHE)	858,300	496
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A (XSEC)	593,346	495
*	Zhongtong Bus Co. Ltd.	528,900	494
	Zhuzhou Times New Material Technology Co. Ltd. Class A	394,800	494
*	Pubang Landscape Architecture Co. Ltd. Class A	1,835,497	494
*	Shanghai Phichem Material Co. Ltd. Class A	217,100	494
	Sichuan Teway Food Group Co. Ltd. Class A	72,792	494
	Huaxi Securities Co. Ltd. Class A (XSEC)	342,700	493
	Luenmei Quantum Co. Ltd. Class A (XSSC)	351,842	493
*	Tech-Bank Food Co. Ltd. Class A (XSEC)	225,200	492
*	Surfilter Network Technology Co. Ltd. Class A	617,768	492
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	723,970	491
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSSC)	1,008,153	490
*	Beijing Philisense Technology Co. Ltd. Class A (XSHE)	878,600	489
	Ningbo David Medical Device Co. Ltd. Class A (XSEC)	182,500	489
	Chongqing Yukaifa Co. Ltd. Class A	930,100	488
	Jizhong Energy Resources Co. Ltd. Class A (XSEC)	862,600	487
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSSC)	664,380	487
*	Chang Jiang Shipping Group Phoenix Co. Ltd. Class A	993,900	487
	Integrated Electronic Systems Lab Co. Ltd. Class A	550,069	487
	Guangdong South New Media Co. Ltd. Class A (XSEC)	67,212	487
	Wenfeng Great World Chain Development Corp. Class A (XSSC)	1,018,013	487
*	China Tungsten & Hightech Materials Co. Ltd. Class A	363,860	486
	Shaan Xi Provincial Natural Gas Co. Ltd. Class A	479,500	486
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A (XSHE)	88,500	486
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A (XSEC)	232,500	485
	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	708,600	485
*	Yang Guang Co. Ltd. Class A	871,402	485
	Shanghai Amarsoft Information & Technology Co. Ltd. Class A	188,200	485
*	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A (XSHE)	232,200	480
	Sichuan Haite High-tech Co. Ltd. Class A (XSHE)	302,880	480
	Zhejiang Communications Technology Co. Ltd. (XSHE)	568,700	479
*	Focused Photonics Hangzhou Inc. Class A (XSEC)	276,196	477
*	CSSC Offshore & Marine Engineering Group Co. Ltd. Class A (XSHG)	145,500	477
	Beijing eGOVA Co. Ltd. Class A (XSEC)	312,103	477
*	Citychamp Dartong Co. Ltd. Class A (XSSC)	925,633	477
	Sichuan Yahua Industrial Group Co. Ltd. Class A (XSEC)	152,100	475
	Sinoma International Engineering Co. Class A (XSHG)	361,650	475
	Nanjing Xinlian Electronics Co. Ltd. Class A	855,041	475
	Wolong Real Estate Group Co. Ltd. Class A (XSSC)	662,901	474
	Fujian Star-net Communication Co. Ltd. Class A (XSEC)	163,400	473
	Guizhou Guihang Automotive Components Co. Ltd. Class A	215,284	473
	Shinva Medical Instrument Co. Ltd. Class A	184,248	473
54

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Beijing HualuBaina Film & TV Co. Ltd. Class A (XSHE)	613,119	472
*	Hubei Kaile Science & Technology Co. Ltd. Class A (XSHG)	371,420	471
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSHG)	499,300	471
	Shanghai 2345 Network Holding Group Co. Ltd. Class A (XSHE)	1,658,514	471
	Shanghai 2345 Network Holding Group Co. Ltd. Class A (XSEC)	1,650,813	469
	Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	469
	Hunan Mendale Hometextile Co. Ltd. Class A	762,754	469
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	389,709	468
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	649,200	468
	China International Marine Containers Group Co. Ltd. Class A (XSEC)	187,700	467
*	Nanfeng Ventilator Co. Ltd. Class A	517,400	467
	Hangzhou Shunwang Technology Co. Ltd. Class A (XSHE)	236,990	467
	China Bester Group Telecom Co. Ltd. Class A (XSHG)	262,845	465
	Dongfeng Electronic Technology Co. Ltd. Class A (XSSC)	248,888	465
	Sinochem International Corp. Class A (XSHG)	539,110	464
*	Guangdong Zhengye Technology Co. Ltd. Class A	374,236	463
	Hubei Century Network Technology Co. Ltd. Class A	243,900	463
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSSC)	597,800	462
*	Hongbo Co. Ltd. Class A	456,950	462
	Glarun Technology Co. Ltd. Class A (XSHG)	217,058	460
*	Shenzhen Mason Technologies Co. Ltd. Class A	848,500	460
	Shandong Dawn Polymer Co. Ltd. Class A	155,700	458
	Yotrio Group Co. Ltd. Class A (XSEC)	844,600	456
	Sanxiang Impression Co. Ltd. Class A	789,300	456
	Henan Pinggao Electric Co. Ltd. Class A (XSHG)	498,800	454
	Shanghai Chinafortune Co. Ltd. Class A (XSHG)	196,700	453
	Duzhe Publishing & Media Co. Ltd. Class A	577,900	453
	Zheshang Securities Co. Ltd. Class A (XSSC)	257,100	450
*	V V Food & Beverage Co. Ltd. Class A (XSHG)	905,902	450
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSSC)	149,726	448
*	Infund Holding Co. Ltd.	1,027,334	448
	Sino-Platinum Metals Co. Ltd. Class A (XSHG)	114,075	446
	Jinduicheng Molybdenum Co. Ltd. Class A (XSHG)	501,200	446
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSHG)	178,938	446
	JCHX Mining Management Co. Ltd. Class A (XSSC)	183,573	446
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSHG)	473,300	445
	Zhejiang Crystal-Optech Co. Ltd. Class A (XSEC)	241,898	444
*	Zhejiang Founder Motor Co. Ltd. Class A	418,986	444
	Shanghai Jiao Yun Co. Ltd. Class A (XSSC)	643,190	444
	China Greatwall Technology Group Co. Ltd. Class A (XSEC)	243,700	443
*	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSHG)	548,100	442
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	553,600	442
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A (XSHE)	898,744	441
*	MYS Group Co. Ltd. Class A (XSHE)	789,767	440
*	Saurer Intelligent Technology Co. Ltd. Class A	925,900	439
	Beijing Ctrowell Technology Corp. Ltd. Class A	312,700	439
	ZYNP Corp. Class A	522,900	438
*	Visionox Technology Inc. Class A (XSEC)	300,796	436
	Ninestar Corp. Class A (XSEC)	111,600	436
*	Shenzhen Sea Star Technology Co. Ltd. Class A	528,200	435
55

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	435
*	Advanced Technology & Materials Co. Ltd. Class A (XSEC)	393,500	434
*,3	Beijing Jingxi Culture & Tourism Co. Ltd. Class A (XSHE)	520,396	434
	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	433
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	201,960	433
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSEC)	160,900	433
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A (XSSC)	359,939	433
*	Ligeance Aerospace Technology Co. Ltd. Class A (XSHE)	390,466	432
	Poly Union Chemical Holding Group Co. Ltd. Class A	454,501	432
	Ningbo Joyson Electronic Corp. Class A (XSSC)	154,040	431
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A (XSHG)	358,400	431
	Zhejiang Aokang Shoes Co. Ltd. Class A	359,876	431
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (XSEC)	515,756	430
	Red Star Macalline Group Corp. Ltd. Class A	305,030	430
	Xuzhou Handler Special Vehicle Co. Ltd. Class A	1,041,757	429
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A (XSHE)	185,900	429
	Yantai Eddie Precision Machinery Co. Ltd. Class A (XSSC)	45,400	428
	Jiangsu Wanlin Modern Logistics Co. Ltd. Class A	799,580	428
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A (XSSC)	60,190	427
*,3	Shenzhen Fountain Corp. Class A	1,246,200	426
*	Beijing Bewinner Communications Co. Ltd. Class A	695,710	426
	Konfoong Materials International Co. Ltd. Class A (XSEC)	68,000	424
	YLZ Information Technology Co. Ltd. Class A	377,700	424
	Three's Co. Media Group Co. Ltd. Class A	23,300	424
*,3	Xishui Strong Year Co. Ltd. Inner Mongolia Class A	1,097,404	422
*	Tianjin Realty Development Group Co. Ltd. Class A	1,409,700	422
*	Mingsheng Holdings Co. Ltd. Class A	642,355	422
*	Grand Baoxin Auto Group Ltd.	4,097,586	421
*	Zhejiang Yongtai Technology Co. Ltd. Class A (XSEC)	288,087	421
	Befar Group Co. Ltd. Class A (XSSC)	439,492	421
	South Huiton Co. Ltd. Class A	423,300	421
	Guangxi Radio & Television Information Network Corp. Ltd. Class A	967,702	421
	Tongyu Communication Inc. Class A (XSHE)	182,475	420
*	Zhongshan Broad Ocean Motor Co. Ltd. Class A (XSEC)	542,300	418
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSHE)	325,667	418
*	Simei Media Co. Ltd. Class A	545,937	418
	Jiangsu Lopal Tech Co. Ltd. Class A	87,200	418
	Orient International Enterprise Ltd. Class A	307,800	417
*	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSHG)	474,480	415
*	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	330,670	414
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class A (XSSC)	280,900	414
	Fibocom Wireless Inc. Class A	47,100	414
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	614,114	413
*	H&R Century Union Corp. Class A	974,676	412
	Shanghai New World Co. Ltd. Class A (XSHG)	317,000	412
	China Wafer Level CSP Co. Ltd. Class A (XSSC)	41,758	412
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A (XSEC)	292,000	411
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A (XSHE)	481,800	410
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSHG)	590,400	410
	Shanghai Zhezhong Group Co. Ltd. Class A	251,700	410
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSHG)	306,240	409
	Aerospace Hi-Tech Holdings Grp Ltd. Class A (XSEC)	330,130	408
56

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Guangzhou Grandbuy Co. Ltd. Class A	330,767	408
	Shanghai New World Co. Ltd. Class A (XSSC)	314,400	408
	Yueyang Forest & Paper Co. Ltd. Class A (XSSC)	523,380	408
	Guangzhou Hangxin Aviation Technology Co. Ltd. Class A	226,400	408
	Shanghai Maling Aquarius Co. Ltd. Class A (XSHG)	323,200	407
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSHE)	781,900	407
*	Guangdong HEC Technology Holding Co. Ltd. Class A (XSSC)	560,960	406
*	Shenzhen Absen Optoelectronic Co. Ltd. Class A	316,981	405
*	Shenzhen Rapoo Technology Co. Ltd. Class A	246,590	404
	Aerospace Hi-Tech Holdings Grp Ltd. Class A (XSHE)	326,020	403
	KPC Pharmaceuticals Inc. Class A (XSHG)	280,088	403
	Bear Electric Appliance Co. Ltd. Class A	35,700	402
*	Tianjin Futong Information Science & Technology Co. Ltd. Class A	1,174,500	401
	Avic Heavy Machinery Co. Ltd. Class A (XSHG)	147,200	401
*	Beijing Dinghan Technology Group Co. Ltd.	523,300	401
*	KAISA JiaYun Technology Inc. Class A	613,020	401
*	Ciwen Media Co. Ltd.	457,009	401
	Shenzhen Minkave Technology Co. Ltd. Class A	602,150	401
	Guangxi Guidong Electric Power Co. Ltd. Class A (XSHG)	616,200	397
	Harbin Hatou Investment Co. Ltd. Class A	498,900	396
*	Shenzhen Huakong SEG Co. Ltd. Class A	966,000	395
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSHG)	558,122	395
	China National Accord Medicines Corp. Ltd. Class A	61,247	395
	Tianjin Tianbao Infrastructure Co. Ltd. Class A	973,611	394
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSHE)	833,200	394
	Shenzhen Agricultural Products Group Co. Ltd. Class A (XSEC)	461,800	393
	BeijingHualian Hypermarket Co. Ltd. Class A	694,945	392
	Shanghai Shenda Co. Ltd. Class A	622,400	392
	Zhejiang NetSun Co. Ltd. Class A (XSEC)	184,600	390
	Tibet Urban Development & Investment Co. Ltd. Class A (XSSC)	267,344	390
*	Macrolink Culturaltainment Development Co. Ltd. Class A (XSHE)	1,056,632	388
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A (XSHE)	213,000	388
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (XSEC)	442,000	387
*	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSHG)	1,495,340	386
*	Liuzhou Liangmianzhen Co. Ltd. Class A	521,593	385
*	V V Food & Beverage Co. Ltd. Class A (XSSC)	772,770	384
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A (XSEC)	451,000	383
	Qinhuangdao Port Co. Ltd. Class A (XSSC)	931,800	383
	PharmaBlock Sciences Nanjing Inc. Class A (XSEC)	17,291	383
*	Zhuzhou Hongda Electronics Corp. Ltd. Class A (XSEC)	40,800	383
	Shenzhen ESUN Display Co. Ltd. Class A	136,426	383
*	Ningbo Bird Co. Ltd. Class A	754,500	382
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (XSSC)	80,000	381
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A (XSHE)	683,920	381
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A (XSEC)	249,626	381
	Shanghai Belling Co. Ltd. Class A (XSHG)	143,000	380
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSHE)	651,251	380
57

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Beijing Hualian Department Store Co. Ltd. Class A (XSHE)	1,344,700	376
*	Qingdao Kingking Applied Chemistry Co. Ltd. Class A	680,270	376
	Shenzhen Kinwong Electronic Co. Ltd. Class A (XSSC)	86,772	375
	Western Region Gold Co. Ltd. Class A (XSHG)	194,400	375
*	CITIC Guoan Information Industry Co. Ltd. Class A (XSEC)	1,207,220	373
	Luolai Lifestyle Technology Co. Ltd. Class A (XSEC)	159,604	373
	China World Trade Center Co. Ltd. Class A (XSHG)	172,500	371
	Beijing Capital Development Co. Ltd. Class A (XSHG)	428,652	370
	Guangzhou Baiyun International Airport Co. Ltd. Class A (XSSC)	196,466	369
*	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	388,781	369
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSHG)	219,664	369
	Xiamen ITG Group Corp. Ltd. Class A (XSHG)	348,100	369
	Shenzhen Hongtao Group Co. Ltd. Class A	1,043,260	369
*	Hubei Mailyard Share Co. Ltd. Class A	357,200	367
	China Animal Husbandry Industry Co. Ltd. Class A (XSSC)	201,768	367
	Chongqing Dima Industry Co. Ltd. Class A (XSHG)	868,700	365
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSHG)	319,000	365
	Shanghai DragonNet Technology Co. Ltd. Class A	300,901	365
*	Aerosun Corp. Class A (XSSC)	276,162	365
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSEC)	928,500	364
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSHG)	534,800	364
*	Beijing Jetsen Technology Co. Ltd. Class A (XSHE)	680,212	364
	Top Resource Conservation & Environment Corp. Class A	518,300	364
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSSC)	602,466	364
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSSC)	252,760	364
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A (XSEC)	108,400	363
	Caitong Securities Co. Ltd. Class A (XSSC)	235,900	363
	Jinxi Axle Co. Ltd. Class A (XSHG)	640,800	363
	Sunyard Technology Co. Ltd. (XSSC)	334,854	363
*	EGing Photovoltaic Technology Co. Ltd. Class A (XSSC)	579,174	363
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSSC)	195,598	362
	Sichuan Shuangma Cement Co. Ltd. Class A (XSEC)	182,100	361
*	Shanghai Dragon Corp. Class A	459,900	360
	BBMG Corp. Class A (XSHG)	840,114	360
	Xinyangfeng Agricultural Technology Co. Ltd. Class A (XSEC)	139,800	357
	Hainan Poly Pharm Co. Ltd. Class A (XSEC)	46,824	356
	Jishi Media Co. Ltd. Class A (XSSC)	1,259,300	356
	Zhejiang Weixing New Building Materials Co. Ltd. Class A (XSHE)	97,600	354
	Shenzhen Tellus Holding Co. Ltd. Class A (XSHE)	159,510	353
	Longmaster Information & Technology Co. Ltd. Class A (XSEC)	246,300	353
*	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A (XSSC)	416,916	353
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	355,546	353
	Camel Group Co. Ltd. Class A (XSHG)	190,580	352
*	Global Top E-Commerce Co. Ltd. Class A (XSEC)	648,845	351
*	MYS Group Co. Ltd. Class A (XSEC)	628,125	350
	Qianhe Condiment & Food Co. Ltd. Class A (XSSC)	69,100	350
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSHG)	739,354	350
	Henan Rebecca Hair Products Co. Ltd. Class A (XSSC)	851,887	349
	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	604,909	349
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSHG)	450,150	348
58

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A (XSEC)	130,950	347
*	Zhejiang Talent Television & Film Co. Ltd. Class A	384,776	347
	C&S Paper Co. Ltd. Class A (XSEC)	72,800	346
	Rongan Property Co. Ltd. Class A (XSHE)	814,200	346
	Triumph Science & Technology Co. Ltd. Class A (XSSC)	309,550	346
*	Citychamp Dartong Co. Ltd. Class A (XSHG)	668,700	345
	CSG Holding Co. Ltd. Class A	249,200	344
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSHG)	98,300	344
*,3	Nanjing Redsun Co. Ltd. Class A	462,551	344
*	Everyday Network Co. Ltd. Class A	206,800	343
	Zhejiang Ming Jewelry Co. Ltd. Class A	531,500	343
*	Liaoning Shenhua Holdings Co. Ltd.	1,326,800	340
*	EGLS Co. Ltd. Class A	1,674,300	336
[3]	Liaoning Energy Industry Co. Ltd.	605,500	336
*	Shanghai Yanhua Smartech Group Co. Ltd. Class A	704,400	336
*	Shandong Polymer Biochemicals Co. Ltd. Class A	587,400	336
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSSC)	236,600	333
	Henan Yuguang Gold & Lead Co. Ltd. Class A (XSSC)	391,300	333
*	Suzhou Anjie Technology Co. Ltd. Class A (XSEC)	150,460	331
	Chongqing Sansheng Industrial Co. Ltd. Class A	386,400	331
	Skyworth Digital Co. Ltd. Class A (XSEC)	262,900	330
	Shanghai AtHub Co. Ltd. Class A (XSSC)	69,580	330
	Chengtun Mining Group Co. Ltd. Class A (XSHG)	286,400	330
	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSSC)	533,520	330
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSSC)	566,627	330
	Chongqing Dima Industry Co. Ltd. Class A (XSSC)	778,307	327
	Bestsun Energy Co. Ltd. Class A	436,100	326
	Oceanwide Holdings Co. Ltd. Class A (XSEC)	767,000	325
	Maoye Commercial Co. Ltd. Class A (XSHG)	591,102	325
	Ledman Optoelectronic Co. Ltd. Class A	339,700	324
*	Hand Enterprise Solutions Co. Ltd. Class A (XSHE)	327,100	324
	Beijing Hualian Department Store Co. Ltd. Class A (XSEC)	1,155,081	323
	Shenzhen Noposion Agrochemicals Co. Ltd. Class A (XSHE)	383,200	322
*	Shandong Meichen Ecology & Environment Co. Ltd. Class A	900,720	322
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (XSEC)	210,700	321
	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	730,576	321
	Fujian Longking Co. Ltd. Class A (XSHG)	245,222	321
*	Alpha Group Class A (XSEC)	339,300	319
	Blue Sail Medical Co. Ltd. Class A (XSEC)	87,564	318
	Hangzhou Jiebai Group Co. Ltd. Class A (XSHG)	287,900	318
	Shenzhen Ysstech Info-tech Co. Ltd. Class A (XSEC)	235,000	317
	Accelink Technologies Co. Ltd. Class A (XSEC)	92,200	316
*	China Hi-Tech Group Co. Class A (XSHG)	449,600	316
*	Shenzhen Selen Science & Technology Co. Ltd. Class A	656,700	316
	Changzheng Engineering Co. Ltd. Class A (XSHG)	115,530	316
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSSC)	489,203	315
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	683,200	314
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A (XSEC)	84,900	311
	Sichuan Changhong Electric Co. Ltd. Class A (XSSC)	787,438	310
*	Chengdu CORPRO Technology Co. Ltd. Class A (XSHE)	128,600	309
	Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSHG)	258,500	307
	Hubei Broadcasting & Television Information Network Co. Ltd. Class A (XSHE)	521,920	306
	IReader Technology Co. Ltd. Class A (XSSC)	68,700	305
59

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Greattown Holdings Ltd. Class A (XSSC)	546,421	305
	Shenzhen H&T Intelligent Control Co. Ltd. Class A (XSEC)	94,200	304
*	JC Finance & Tax Interconnect Holdings Ltd. Class A (XSEC)	250,100	304
	Luxin Venture Capital Group Co. Ltd. Class A (XSSC)	165,708	304
*	Yihua Healthcare Co. Ltd. Class A (XSHE)	495,958	303
	Lomon Billions Group Co. Ltd. Class A (XSEC)	58,100	302
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSHG)	500,150	302
*	Shanghai New Culture Media Group Co. Ltd. Class A	771,900	301
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSSC)	615,704	301
*	China Grand Automotive Services Group Co. Ltd. Class A (XSHG)	640,770	300
	Qinhuangdao Port Co. Ltd. Class A (XSHG)	729,500	300
*	Berry Genomics Co. Ltd. Class A (XSEC)	65,305	299
	Shenzhen Comix Group Co. Ltd. Class A	151,600	299
	Inner Mongolia First Machinery Group Co. Ltd. Class A (XSSC)	186,400	298
	China National Complete Plant Import & Export Corp. Ltd. Class A	271,475	298
	STO Express Co. Ltd. Class A (XSEC)	223,899	297
	China International Marine Containers Group Co. Ltd. Class A (XSHE)	119,240	297
*	GI Technologies Group Co. Ltd. Class A	964,760	297
	CCS Supply Chain Management Co. Ltd. Class A	327,540	296
	Wolong Electric Group Co. Ltd. Class A (XSHG)	180,200	296
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSHG)	275,100	296
*	Time Publishing & Media Co. Ltd. Class A (XSHG)	261,200	294
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	399,728	292
	Sichuan Languang Development Co. Ltd. Class A (XSSC)	484,272	291
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSHG)	481,300	291
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSEC)	225,600	290
*	Ligeance Aerospace Technology Co. Ltd. Class A (XSEC)	262,000	290
*	Mianyang Fulin Precision Co. Ltd. (XSEC)	204,000	290
	Jiangmen Kanhoo Industry Co. Ltd. Class A	206,117	289
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (XSEC)	414,800	288
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSHG)	412,005	288
*	Zhonglu Co. Ltd. Class B	586,747	287
	COSCO SHIPPING Development Co. Ltd. Class A (XSHG)	653,600	287
	Streamax Technology Co. Ltd. Class A	48,900	287
	Lucky Film Co. Class A (XSHG)	309,500	285
	Shenzhen Noposion Agrochemicals Co. Ltd. Class A (XSEC)	338,500	284
*	Goldenmax International Technology Ltd. Class A (XSEC)	123,800	284
	Jinxi Axle Co. Ltd. Class A (XSSC)	501,211	284
*	Realcan Pharmaceutical Group Co. Ltd. Class A (XSEC)	420,100	281
*	Gree Real Estate Co. Ltd. Class A (XSHG)	271,320	281
	Guangdong Topstar Technology Co. Ltd. Class A	55,000	281
*	Yihua Healthcare Co. Ltd. Class A (XSEC)	452,475	277
*	Kunshan Kersen Science & Technology Co. Ltd. Class A (XSSC)	203,500	277
	Beijing Sifang Automation Co. Ltd. Class A (XSHG)	266,300	277
	Guangdong Anjubao Digital Technology Co. Ltd. Class A	298,900	277
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A (XSHE)	187,500	277
*	Lingyun Industrial Corp. Ltd. Class A (XSHG)	178,724	276
	Shenzhen Danbond Technology Co. Ltd. Class A (XSHE)	446,643	276
60

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Sinosun Technology Co. Ltd. Class A	271,600	276
*	Sichuan Xun You Network Technology Co. Ltd. Class A (XSHE)	152,900	275
*	Beijing Philisense Technology Co. Ltd. Class A (XSEC)	492,033	274
	Huabao Flavours & Fragrances Co. Ltd. Class A (XSEC)	42,321	274
	Telling Telecommunication Holding Co. Ltd. Class A (XSHE)	257,000	274
*	Founder Technology Group Corp. Class A (XSHG)	533,300	274
	Canny Elevator Co. Ltd. Class A (XSEC)	185,877	273
	Shandong Publishing & Media Co. Ltd. Class A (XSSC)	285,200	271
	CQ Pharmaceutical Holding Co. Ltd. Class A (XSEC)	321,900	271
	China High Speed Railway Technology Co. Ltd. Class A (XSHE)	782,197	271
	Beijing Teamsun Technology Co. Ltd. Class A (XSHG)	271,420	270
*	Time Publishing & Media Co. Ltd. Class A (XSSC)	239,408	270
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSHG)	276,840	269
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A (XSHE)	164,114	269
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSSC)	106,168	268
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSSC)	486,700	268
*	AECC Aero Science & Technology Co. Ltd. Class A (XSSC)	103,600	268
	Huaren Pharmaceutical Co. Ltd. Class A (XSHE)	363,900	267
	China Television Media Ltd. Class A (XSSC)	155,437	267
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A (XSSC)	241,888	266
[3]	Jiangsu Chengxing Phosph-Chemicals Co. Ltd. Class A	603,433	265
*	Macrolink Culturaltainment Development Co. Ltd. Class A (XSEC)	718,242	264
	Guomai Technologies Inc. Class A (XSEC)	287,886	263
	Rastar Group Class A	558,700	263
	Baotou Huazi Industry Co. Ltd. Class A	606,000	262
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSHG)	136,600	261
	Ningxia Building Materials Group Co. Ltd. Class A (XSHG)	129,000	261
*	Guangdong Golden Dragon Development Inc. Class A (XSEC)	114,600	260
	Guizhou Gas Group Corp. Ltd. Class A (XSSC)	184,400	260
	Shanghai Industrial Development Co. Ltd. Class A (XSHG)	357,890	259
*	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSSC)	294,716	258
	Sunny Loan Top Co. Ltd. Class A (XSSC)	358,547	258
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	139,600	257
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSHG)	441,600	257
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	256
	Ningbo David Medical Device Co. Ltd. Class A (XSHE)	94,800	254
	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSHG)	409,000	253
	Julong Co. Ltd. Class A (XSEC)	332,900	253
*,3	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	325,200	252
*	Huayi Brothers Media Corp. Class A (XSHE)	397,100	252
*	Bode Energy Equipment Co. Ltd. Class A	260,758	252
*	Qtone Education Group Guandong Ltd. Class A (XSEC)	296,692	252
	Yanzhou Coal Mining Co. Ltd. Class A (XSHG)	123,865	248
*	Focused Photonics Hangzhou Inc. Class A (XSHE)	143,400	248
*	JA Solar Technology Co. Ltd. Class A (XSEC)	61,500	246
	Wuxi Taiji Industry Co. Ltd. Class A (XSHG)	204,420	245
*	China Harzone Industry Corp. Ltd. Class A (XSHE)	192,543	245
	Hanyu Group Joint-Stock Co. Ltd. Class A	249,500	245
*	Kunshan Kersen Science & Technology Co. Ltd. Class A (XSHG)	177,968	242
61

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Guangdong Aofei Data Technology Co. Ltd. Class A	91,980	242
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A (XSEC)	521,700	241
	Beijing Gehua CATV Network Co. Ltd. Class A (XSSC)	173,800	240
*	Beijing Interact Technology Co. Ltd. Class A	271,700	240
	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	239
*	QuantumCTek Co. Ltd. Class A	8,818	239
	Beijing Bashi Media Co. Ltd. Class A (XSSC)	439,434	237
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSHE)	597,100	234
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSHG)	270,400	233
	Loncin Motor Co. Ltd. Class A (XSHG)	448,250	232
	Deluxe Family Co. Ltd. Class A (XSSC)	437,436	231
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSHG)	417,600	230
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSEC)	395,100	230
	Shanxi Blue Flame Holding Co. Ltd. Class A (XSHE)	246,440	229
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A (XSHE)	270,600	229
	Zhejiang Wanliyang Co. Ltd. Class A (XSHE)	186,300	228
	Xiamen International Airport Co. Ltd. Class A	84,970	228
	Zhejiang Semir Garment Co. Ltd. Class A (XSHE)	125,100	226
	Ningbo Yunsheng Co. Ltd. Class A (XSHG)	232,740	226
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSSC)	237,100	226
	Shanghai Qiangsheng Holding Co. Ltd. Class A (XSSC)	168,000	226
	Shenzhen Aisidi Co. Ltd. Class A (XSEC)	188,800	225
*	Yunnan Coal & Energy Co. Ltd. Class A	375,800	223
	Hexing Electrical Co. Ltd. Class A (XSHG)	120,021	223
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSHG)	153,960	222
	Jiangsu Gian Technology Co. Ltd. Class A	38,200	222
	Black Peony Group Co. Ltd. Class A (XSHG)	225,400	221
	Shandong Denghai Seeds Co. Ltd. Class A (XSEC)	93,900	221
	Wenfeng Great World Chain Development Corp. Class A (XSHG)	460,200	220
	Shanghai Pudong Construction Co. Ltd. Class A (XSHG)	227,783	218
	COFCO Capital Holdings Co. Ltd. Class A (XSEC)	165,800	218
*	Zhewen Interactive Group Co. Ltd. Class A (XSSC)	315,140	217
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A (XSHE)	129,400	215
	Guangzhou Pearl River Industrial Development Co. Ltd. Class A	342,120	214
	Long Yuan Construction Group Co. Ltd. Class A (XSHG)	281,700	214
*	Sichuan EM Technology Co. Ltd. Class A (XSSC)	97,800	213
	China Publishing & Media Co. Ltd. Class A (XSSC)	191,600	212
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	613,100	211
	Zhejiang Wanma Co. Ltd. Class A (XSHE)	221,800	210
*	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A (XSHG)	248,200	210
	Avary Holding Shenzhen Co. Ltd. Class A (XSEC)	43,500	209
	Beijing Forever Technology Co. Ltd. Class A (XSEC)	171,600	208
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSSC)	291,225	206
*	Henan Senyuan Electric Co. Ltd. Class A (XSEC)	427,000	204
*	Huachangda Intelligent Equipment Group Co. Ltd. Class A	606,656	204
	Shenzhen Sunlord Electronics Co. Ltd. Class A (XSEC)	38,500	203
	Grandjoy Holdings Group Co. Ltd. Class A (XSEC)	359,500	202
	Shanghai Jiao Yun Co. Ltd. Class A (XSHG)	293,500	202
	Lucky Film Co. Class A (XSSC)	219,191	202
	Norinco International Cooperation Ltd. Class A	168,845	201
	Wolong Real Estate Group Co. Ltd. Class A (XSHG)	280,100	200
	Chongqing Zongshen Power Machinery Co. Ltd. Class A (XSEC)	187,500	197
	Beijing Bashi Media Co. Ltd. Class A (XSHG)	362,236	196
*	Tangel Culture Co. Ltd. Class A	416,600	196
62

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Talkweb Information System Co. Ltd. Class A (XSEC)	199,607	196
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSSC)	121,218	195
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A (XSHG)	223,500	192
	Guangdong Tapai Group Co. Ltd. Class A (XSEC)	110,900	191
	Suzhou TFC Optical Communication Co. Ltd. Class A (XSEC)	29,000	191
	Hunan Aihua Group Co. Ltd. Class A (XSSC)	42,200	189
	CGN Nuclear Technology Development Co. Ltd. Class A (XSEC)	108,598	187
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSEC)	393,700	186
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A (XSEC)	331,600	185
	Shenzhen Megmeet Electrical Co. Ltd. Class A (XSEC)	35,200	184
	Hangxiao Steel Structure Co. Ltd. Class A (XSSC)	324,200	183
	Jiangsu Yoke Technology Co. Ltd. Class A (XSEC)	20,100	183
	Xinhuanet Co. Ltd. Class A (XSSC)	67,400	183
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSHG)	448,520	183
	YanTai Shuangta Food Co. Ltd. Class A (XSEC)	90,500	182
*	Henan Senyuan Electric Co. Ltd. Class A (XSHE)	379,562	181
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A (XSHE)	291,100	181
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (XSEC)	495,300	180
	China Great Wall Securities Co. Ltd. Class A (XSEC)	115,600	179
*	Hainan Ruize New Building Material Co. Ltd. Class A (XSEC)	219,000	178
	Shenzhen Desay Battery Technology Co. Class A (XSEC)	16,100	177
	Misho Ecology & Landscape Co. Ltd. Class A	266,900	177
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A (XSEC)	109,800	176
*	Sichuan Xun You Network Technology Co. Ltd. Class A (XSEC)	97,194	175
*	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSHG)	263,500	174
	Guangzhou Automobile Group Co. Ltd. Class A (XSHG)	100,920	174
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A (XSSC)	60,430	173
	Guangxi Guidong Electric Power Co. Ltd. Class A (XSSC)	267,700	173
*	Easysight Supply Chain Management Co. Ltd. Class A (XSSC)	189,800	173
*	EGing Photovoltaic Technology Co. Ltd. Class A (XSHG)	271,800	170
	Guangzhou Zhujiang Brewery Co. Ltd. Class A (XSEC)	100,200	169
	Hubei Broadcasting & Television Information Network Co. Ltd. Class A (XSEC)	288,255	169
*	Polaris Bay Group Co. Ltd. Class A (XSSC)	118,400	169
*	Hytera Communications Corp. Ltd. Class A (XSEC)	219,500	168
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A (XSSC)	46,620	163
	China Enterprise Co. Ltd. Class A (XSSC)	325,000	162
	Dongfeng Electronic Technology Co. Ltd. Class A (XSHG)	86,000	161
	TangShan Port Group Co. Ltd. Class A (XSHG)	391,248	161
	Zhejiang Yasha Decoration Co. Ltd. Class A (XSEC)	138,500	160
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSHG)	217,600	160
*	Tongding Interconnection Information Co. Ltd. Class A (XSEC)	268,000	155
	Shanghai Xinhua Media Co. Ltd. Class A (XSHG)	226,400	155
	LianChuang Electronic Technology Co. Ltd. Class A (XSEC)	90,700	155
	Hainan Strait Shipping Co. Ltd. Class A (XSEC)	152,250	154
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSEC)	293,600	153
63

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Tianfeng Securities Co. Ltd. Class A (XSSC)	209,400	152
	Shantou Dongfeng Printing Co. Ltd. Class A	154,800	152
	Bright Real Estate Group Co. Ltd. Class A (XSHG)	388,531	148
	Shaanxi International Trust Co. Ltd. Class A (XSEC)	298,400	147
	Baosheng Science & Technology Innovation Co. Ltd. Class A (XSHG)	226,569	147
*	Gem-Year Industrial Co. Ltd. Class A (XSHG)	196,000	146
	Julong Co. Ltd. Class A (XSHE)	191,900	146
	Shenzhen Tellus Holding Co. Ltd. Class A (XSEC)	64,297	142
	Sichuan Expressway Co. Ltd. Class A (XSHG)	284,100	142
	Fujian Aonong Biological Technology Group Inc. Ltd. Class A (XSSC)	72,280	141
[3]	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSHG)	93,600	141
*	Hainan Mining Co. Ltd. Class A (XSSC)	153,262	141
	Huayuan Property Co. Ltd. Class A (XSHG)	440,570	139
	Fuan Pharmaceutical Group Co. Ltd. Class A (XSEC)	206,900	139
	Toly Bread Co. Ltd. Class A (XSSC)	18,100	137
	Beijing eGOVA Co. Ltd. Class A (XSHE)	88,441	135
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	1,049,962	134
	Tangrenshen Group Co. Ltd. Class A (XSEC)	120,100	134
	Shandong Minhe Animal Husbandry Co. Ltd. Class A (XSEC)	58,900	134
	263 Network Communications Co. Ltd. Class A (XSEC)	194,200	134
*	Shandong Xiantan Co. Ltd. Class A (XSEC)	83,900	134
	Kailuan Energy Chemical Co. Ltd. Class A (XSSC)	121,600	134
	PCI Technology Group Co. Ltd. Class A (XSSC)	135,900	133
	Longshine Technology Group Co. Ltd. Class A (XSEC)	52,000	132
	CECEP Wind-Power Corp. Class A (XSHG)	225,800	131
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSHG)	454,350	129
	Tongyu Communication Inc. Class A (XSEC)	55,500	128
	Shanghai STEP Electric Corp. Class A	134,100	128
	Infore Environment Technology Group Co. Ltd. Class A (XSEC)	105,300	128
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A (XSEC)	259,700	127
	Shanghai Huayi Group Co. Ltd. Class A (XSSC)	92,600	126
	Eoptolink Technology Inc. Ltd. Class A (XSEC)	21,100	126
*	Innuovo Technology Co. Ltd. Class A (XSEC)	158,700	125
*	Shunfa Hengye Corp. Class A (XSEC)	271,120	124
	Inspur Software Co. Ltd. Class A (XSHG)	64,900	122
*	Aerosun Corp. Class A (XSHG)	90,800	120
*,3	Beijing Jingxi Culture & Tourism Co. Ltd. Class A (XSEC)	143,200	119
	Jiangling Motors Corp. Ltd. Class A (XSEC)	31,900	118
	Longmaster Information & Technology Co. Ltd. Class A (XSHE)	82,600	118
*	China Calxon Group Co. Ltd. Class A (XSEC)	109,448	117
	Qingdao Rural Commercial Bank Corp. Class A (XSEC)	177,200	117
	Shanghai Diesel Engine Co. Ltd. Class B	252,024	116
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	116
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A (XSEC)	49,700	115
	Jointo Energy Investment Co. Ltd. Hebei Class A (XSEC)	145,900	115
	Beijing Jingneng Power Co. Ltd. Class A (XSHG)	252,800	114
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSEC)	67,400	112
	Chongqing Brewery Co. Ltd. Class A (XSSC)	4,600	112
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSEC)	171,350	112
	Better Life Commercial Chain Share Co. Ltd. Class A (XSEC)	94,200	110
	Zhejiang Huatong Meat Products Co. Ltd. Class A	65,700	106
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSHG)	101,000	105
	YGSOFT Inc. Class A (XSEC)	81,250	104
64

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Jiangsu Etern Co. Ltd. Class A (XSSC)	195,000	104
	JL Mag Rare-Earth Co. Ltd. Class A (XSEC)	18,200	102
	Henan Rebecca Hair Products Co. Ltd. Class A (XSHG)	247,320	101
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSSC)	348,000	101
	Anhui Kouzi Distillery Co. Ltd. Class A (XSHG)	10,400	100
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A (XSEC)	207,400	99
	Sunyard Technology Co. Ltd. (XSHG)	91,600	99
	Neway Valve Suzhou Co. Ltd. Class A (XSSC)	48,721	99
*,3	HY Energy Group Co. Ltd. Class A (XSHG)	112,600	98
	Bank of Changsha Co. Ltd. Class A (XSSC)	69,300	96
	Zhejiang NetSun Co. Ltd. Class A (XSHE)	45,000	95
	Shenzhen Anche Technologies Co. Ltd. Class A (XSEC)	18,400	95
*	Beijing HualuBaina Film & TV Co. Ltd. Class A (XSEC)	124,000	95
	Jiangsu Huaxicun Co. Ltd. Class A (XSEC)	95,200	92
	China Bester Group Telecom Co. Ltd. Class A (XSSC)	52,000	92
*	HyUnion Holding Co. Ltd. Class A (XSEC)	87,800	90
*	China Reform Health Management & Services Group Co. Ltd. Class A (XSEC)	70,600	89
	Dlg Exhibitions & Events Corp. Ltd. Class A	71,800	89
	Beijing North Star Co. Ltd. Class A (XSHG)	247,700	87
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (XSEC)	98,000	86
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A (XSSC)	34,300	86
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSHG)	129,885	84
	Zhejiang Meida Industrial Co. Ltd. Class A (XSHE)	24,400	83
	Vatti Corp. Ltd. Class A (XSEC)	73,700	82
*	Xiwang Foodstuffs Co. Ltd. Class A (XSEC)	106,164	81
	Sumavision Technologies Co. Ltd. Class A (XSEC)	135,700	80
	Inzone Group Co. Ltd. Class A (XSSC)	78,132	78
*	Zai Lab Ltd.	463	77
	Guangdong Dowstone Technology Co. Ltd. Class A (XSHE)	36,700	73
	Bank of Qingdao Co. Ltd. Class A (XSEC)	92,400	71
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A (XSEC)	29,000	71
*	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A (XSEC)	34,100	71
	Enjoyor Co. Ltd. Class A (XSHE)	56,200	70
*	Shanghai Topcare Medical Services Co. Ltd. (XSSC)	27,800	70
	Sunny Loan Top Co. Ltd. Class A (XSHG)	94,700	68
*	Shanxi Guoxin Energy Corp. Ltd. Class A (XSSC)	112,142	68
*	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSSC)	69,000	67
	Changhong Meiling Co. Ltd. Class B	231,154	66
*	Guangdong Shirongzhaoye Co. Ltd. Class A (XSEC)	70,056	66
*	Hybio Pharmaceutical Co. Ltd. Class A (XSHE)	80,700	66
*	Wuhan P&S Information Technology Co. Ltd. Class A (XSEC)	105,700	61
*	Qtone Education Group Guandong Ltd. Class A (XSHE)	70,900	60
	Goldcard Smart Group Co. Ltd. (XSEC)	35,510	59
	Luoniushan Co. Ltd. Class A (XSEC)	40,200	51
	Beijing VRV Software Corp. Ltd. Class A (XSEC)	73,500	50
*	Shanghai Xinnanyang Only Education & Technology Co. Ltd. Class A (XSSC)	19,087	42
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A (XSSC)	71,500	42
*	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSSC)	67,400	42
	Guangzhou Holike Creative Home Co. Ltd. Class A (XSSC)	14,800	41
	Shenzhen Center Power Tech Co. Ltd. Class A (XSEC)	17,600	41
65

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Shenzhen Das Intellitech Co. Ltd. Class A (XSEC)	71,600	39
	Shanghai Haixin Group Co. Class A	32,500	39
	Zhejiang Weiming Environment Protection Co. Ltd. Class A (XSEC)	10,400	37
	Yunda Holding Co. Ltd. Class A (XSEC)	14,427	36
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	48,524	34
	Lu Thai Textile Co. Ltd. Class A	35,300	33
*	Shanghai Xinnanyang Only Education & Technology Co. Ltd. Class A (XSHG)	15,062	33
	Shenzhen Danbond Technology Co. Ltd. Class A (XSEC)	49,200	30
	Eastern Communications Co. Ltd. Class B	63,500	28
	Guangxi Wuzhou Communications Co. Ltd. Class A	47,100	27
	Shanghai Pudong Construction Co. Ltd. Class A (XSSC)	15,741	15
*	China Hi-Tech Group Co. Class A (XSSC)	16,500	12
	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSSC)	10,910	11
*,3	Shenwu Environmental Technology Co. Ltd.	616,265	11
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSSC)	9,700	10
	Transfar Zhilian Co. Ltd. Class A	622	1
*,1,3	Midas Holdings Ltd.	202,000	—
*,2,3	Tianhe Chemicals Group Ltd.	57,304,542	—
*,1,3	China Huishan Dairy Holdings Co. Ltd.	70,679,103	—
*,3	Hua Han Health Industry Holdings Ltd.	13,993,028	—
			45,144,698
Colombia (0.21%)
	Bancolombia SA ADR	1,591,746	47,641
	Interconexion Electrica SA ESP	6,280,653	35,777
	Ecopetrol SA	42,707,437	25,147
	Bancolombia SA	2,183,291	16,241
	Grupo Aval Acciones y Valores SA Preference Shares	48,104,717	14,162
*	Corp. Financiera Colombiana SA	1,507,194	12,858
	Grupo de Inversiones Suramericana SA	2,501,657	12,770
	Grupo Argos SA	4,268,367	12,043
	Ecopetrol SA ADR	963,002	11,392
	Banco Davivienda SA Preference Shares	1,440,750	11,251
	Cementos Argos SA	6,890,302	9,418
	Bancolombia SA Preference Shares	1,201,548	8,964
	Grupo de Inversiones Suramericana SA Preference Shares	1,574,290	7,105
	Grupo Aval Acciones y Valores SA ADR	685,079	4,056
			228,825
Czech Republic (0.09%)
	CEZ A/S	2,241,088	62,418
*	Komercni banka A/S	1,072,795	32,474
*	O2 Czech Republic A/S	467,684	5,746
	Philip Morris CR A/S	6,097	4,127
			104,765
Egypt (0.12%)
*	Commercial International Bank Egypt SAE	18,796,084	69,944
*	Egypt Kuwait Holding Co. SAE	12,016,735	12,026
	Eastern Co. SAE	13,668,111	10,172
*	Egyptian Financial Group-Hermes Holding Co.	9,471,143	8,486
*	ElSewedy Electric Co.	10,308,046	5,304
	Talaat Moustafa Group	14,061,132	5,092
*	Six of October Development & Investment	3,326,445	3,587
	Telecom Egypt Co.	4,931,977	3,414
*	Alexandria Mineral Oils Co.	13,227,153	2,525
*	Medinet Nasr Housing	10,556,297	2,278
	Palm Hills Developments SAE	20,332,470	2,078
	Heliopolis Housing	4,890,760	1,444
66

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Oriental Weavers	3,372,486	1,297
*	Pioneers Holding for Financial Investments SAE	4,431,189	1,100
			128,747
Greece (0.31%)
	Hellenic Telecommunications Organization SA	3,304,027	56,028
	OPAP SA	2,838,024	43,524
*	Alpha Services & Holdings SA	19,794,567	31,396
*	Eurobank Ergasias Services & Holdings SA	31,986,646	30,192
	Mytilineos SA	1,543,139	28,670
	JUMBO SA	1,507,866	28,170
*	National Bank of Greece SA	7,841,070	24,431
*	Public Power Corp. SA	1,626,900	18,516
	Motor Oil Hellas Corinth Refineries SA	793,839	12,230
*	GEK Terna Holding Real Estate Construction SA	797,851	9,630
	Terna Energy SA	589,333	8,824
*	LAMDA Development SA	949,434	8,536
	Athens Water Supply & Sewage Co. SA	750,671	7,664
	Hellenic Petroleum SA	758,665	5,267
	Holding Co. ADMIE IPTO SA	1,577,580	5,106
	Viohalco SA	787,919	4,771
	Sarantis SA	436,033	4,702
	Hellenic Exchanges - Athens Stock Exchange SA	817,635	4,036
*	Fourlis Holdings SA	595,885	3,299
*	Ellaktor SA	1,797,502	2,914
*,3	FF Group	496,942	2,868
*	Piraeus Financial Holdings SA	247,214	644
*	Aegean Airlines SA	73,323	470
			341,888
Hong Kong (0.04%)
*,1	HengTen Networks Group Ltd.	32,300,710	38,054
*,3	SMI Holdings Group Ltd.	18,314,748	5,517
*,3	Tech Pro Technology Development Ltd.	122,060,000	1,069
*,3	Real Nutriceutical Group Ltd.	1,315,000	34
			44,674
Hungary (0.21%)
*	OTP Bank Nyrt.	3,074,149	138,198
	Richter Gedeon Nyrt.	2,001,756	57,251
*	MOL Hungarian Oil & Gas plc	4,795,763	33,130
	Magyar Telekom Telecommunications plc	5,702,700	7,894
*	Opus Global Nyrt.	3,119,542	2,597
			239,070
India (11.67%)
	Reliance Industries Ltd.	43,424,386	1,166,649
	Infosys Ltd.	49,879,502	906,495
	Housing Development Finance Corp. Ltd.	23,779,297	774,380
	Tata Consultancy Services Ltd.	13,695,585	560,472
	Hindustan Unilever Ltd.	12,334,899	391,233
*	Axis Bank Ltd.	31,413,275	301,973
	Bharti Airtel Ltd.	31,328,861	226,578
*	Bajaj Finance Ltd.	3,040,703	223,193
	Asian Paints Ltd.	5,427,237	185,570
	HCL Technologies Ltd.	14,997,087	181,711
*	ICICI Bank Ltd.	21,558,879	174,637
	Maruti Suzuki India Ltd.	1,751,398	152,380
	Larsen & Toubro Ltd.	8,059,715	145,495
	UltraTech Cement Ltd.	1,639,089	138,701
	JSW Steel Ltd.	14,289,796	138,062
	Sun Pharmaceutical Industries Ltd.	15,522,252	137,002
	Tata Steel Ltd.	8,743,091	121,614
	Mahindra & Mahindra Ltd.	11,731,761	118,855
67

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	ITC Ltd.	42,015,428	114,730
	Nestle India Ltd.	483,023	106,233
*	Adani Ports & Special Economic Zone Ltd.	10,389,348	102,179
	Titan Co. Ltd.	4,967,209	99,849
	Tech Mahindra Ltd.	7,258,434	93,927
	Power Grid Corp. of India Ltd.	31,101,534	92,278
	Grasim Industries Ltd.	4,734,521	89,427
*	Divi's Laboratories Ltd.	1,613,472	88,404
*	State Bank of India	18,434,641	87,697
	Wipro Ltd.	12,878,654	85,176
	Hindalco Industries Ltd.	16,992,455	83,302
*,2	HDFC Life Insurance Co. Ltd.	9,185,949	82,341
*,2	Avenue Supermarts Ltd.	2,127,162	81,823
*	Bajaj Finserv Ltd.	544,950	81,032
	Bharat Petroleum Corp. Ltd.	13,646,025	77,465
	Vedanta Ltd.	21,959,836	76,082
*	Adani Green Energy Ltd.	5,446,972	74,826
	NTPC Ltd.	53,811,759	74,290
	Britannia Industries Ltd.	1,584,318	73,658
*	Cipla Ltd.	5,709,984	70,103
*	Info Edge India Ltd.	1,019,311	67,485
*	Shree Cement Ltd.	170,856	64,276
[2]	SBI Life Insurance Co. Ltd.	5,091,194	63,714
	Dr Reddy's Laboratories Ltd.	910,101	63,339
	Oil & Natural Gas Corp. Ltd.	43,229,088	62,808
*	Tata Motors Ltd.	15,968,802	62,769
	UPL Ltd.	7,652,853	62,572
*	Eicher Motors Ltd.	1,896,821	61,900
	Hero MotoCorp Ltd.	1,608,340	61,159
	Tata Consumer Products Ltd.	6,733,227	60,758
*	Adani Total Gas Ltd.	3,859,583	59,825
*	Adani Enterprises Ltd.	3,774,875	58,926
	Apollo Hospitals Enterprise Ltd.	1,365,219	58,823
	Indus Towers Ltd.	17,286,661	58,776
*	Bajaj Auto Ltd.	1,101,859	56,950
	Dabur India Ltd.	7,539,570	54,722
[2]	ICICI Lombard General Insurance Co. Ltd.	2,854,354	54,410
*	Pidilite Industries Ltd.	2,186,784	53,542
*,2	Bandhan Bank Ltd.	11,289,272	50,038
	Aurobindo Pharma Ltd.	3,780,929	50,018
*	Godrej Consumer Products Ltd.	5,184,060	48,345
	Shriram Transport Finance Co. Ltd.	2,665,374	48,208
	Lupin Ltd.	3,193,848	46,052
	Havells India Ltd.	3,419,115	45,619
*	Motherson Sumi Systems Ltd.	15,035,486	43,492
	Coal India Ltd.	23,688,225	42,459
	GAIL India Ltd.	22,537,720	41,633
	Ambuja Cements Ltd.	9,823,484	40,900
*	Jubilant Foodworks Ltd.	1,037,887	40,433
	Indian Oil Corp. Ltd.	32,929,311	40,281
*	Tata Motors Ltd. Class A	22,465,965	38,708
	Cholamandalam Investment & Finance Co. Ltd.	4,810,595	37,019
	Piramal Enterprises Ltd.	1,589,366	35,976
	Dr Reddy's Laboratories Ltd. ADR	517,049	35,687
	Marico Ltd.	6,408,337	35,562
	Colgate-Palmolive India Ltd.	1,772,969	35,432
	Indraprastha Gas Ltd.	4,968,783	34,069
	Wipro Ltd. ADR	4,745,938	33,981
*	Jindal Steel & Power Ltd.	5,690,344	33,794
*	Max Financial Services Ltd.	2,753,643	33,256
	Crompton Greaves Consumer Electricals Ltd.	6,383,475	33,097
68

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	PI Industries Ltd.	953,245	32,292
	SBI Cards & Payment Services Ltd.	2,433,406	32,259
*,2	ICICI Prudential Life Insurance Co. Ltd.	4,562,607	32,105
	Voltas Ltd.	2,462,623	31,764
	Berger Paints India Ltd.	3,316,574	31,473
*	Dixon Technologies India Ltd.	543,300	30,761
	Siemens Ltd.	1,211,369	30,699
	Tata Power Co. Ltd.	23,020,627	30,622
*,2	InterGlobe Aviation Ltd.	1,367,190	30,272
	Petronet LNG Ltd.	9,267,189	29,977
	Hindustan Petroleum Corp. Ltd.	9,456,205	29,873
	Zee Entertainment Enterprises Ltd.	11,871,503	29,678
[2]	HDFC Asset Management Co. Ltd.	792,504	29,650
	Balkrishna Industries Ltd.	1,241,100	29,631
*	State Bank of India GDR	628,358	29,376
*,2	AU Small Finance Bank Ltd.	2,162,537	29,229
	MRF Ltd.	26,833	29,187
	DLF Ltd.	8,738,659	29,098
*	United Spirits Ltd.	4,125,901	28,888
*	IDFC First Bank Ltd.	39,049,186	28,743
	Container Corp. of India Ltd.	3,609,302	28,686
	Mphasis Ltd.	1,194,024	28,416
	Page Industries Ltd.	71,032	28,409
[2]	Larsen & Toubro Infotech Ltd.	532,961	27,948
[2]	Laurus Labs Ltd.	4,556,259	27,802
	Aarti Industries Ltd.	1,266,877	27,384
*	Cadila Healthcare Ltd.	3,509,887	27,038
*	Ashok Leyland Ltd.	17,516,340	26,562
*	Deepak Nitrite Ltd.	1,054,516	26,510
	Trent Ltd.	2,452,508	25,663
*	Biocon Ltd.	5,006,015	25,627
	Navin Fluorine International Ltd.	552,433	25,518
	SRF Ltd.	292,110	25,317
*	Atul Ltd.	231,706	25,298
	Sundaram Finance Ltd.	751,094	25,125
	TVS Motor Co. Ltd.	2,902,629	24,693
	Embassy Office Parks REIT	5,616,800	23,687
*	Bharat Forge Ltd.	2,863,900	23,535
	Tata Chemicals Ltd.	2,201,843	23,522
	NMDC Ltd.	11,199,494	23,477
	Ipca Laboratories Ltd.	827,155	23,473
	Tata Communications Ltd.	1,566,914	23,261
	Torrent Pharmaceuticals Ltd.	683,359	23,133
	ACC Ltd.	908,407	23,044
*	Federal Bank Ltd.	21,264,076	22,930
	Power Finance Corp. Ltd.	15,599,540	22,787
	Steel Authority of India Ltd.	13,879,303	22,308
	LIC Housing Finance Ltd.	4,067,822	22,213
	Tata Elxsi Ltd.	465,530	21,842
	Astral Poly Technik Ltd.	1,016,000	21,611
	Muthoot Finance Ltd.	1,377,537	21,500
	Tube Investments of India Ltd.	1,287,840	21,427
	Bharat Electronics Ltd.	11,963,263	21,230
	REC Ltd.	12,233,860	21,104
*	Fortis Healthcare Ltd.	6,955,604	19,742
	Supreme Industries Ltd.	711,321	19,668
[2]	Dr Lal PathLabs Ltd.	495,825	19,600
*	Godrej Properties Ltd.	1,043,054	19,226
	Cummins India Ltd.	1,703,134	19,225
	Bosch Ltd.	102,908	18,786
*	Mahindra & Mahindra Financial Services Ltd.	8,598,672	18,738
69

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Honeywell Automation India Ltd.	32,194	18,707
*	APL Apollo Tubes Ltd.	1,058,392	18,587
	Gujarat Gas Ltd.	2,561,550	18,322
	Amara Raja Batteries Ltd.	1,676,913	18,319
	Torrent Power Ltd.	3,348,019	17,885
	Mindtree Ltd.	626,036	17,776
	Ramco Cements Ltd.	1,314,846	17,469
*	Bajaj Holdings & Investment Ltd.	377,797	17,420
	Indian Railway Catering & Tourism Corp. Ltd.	708,753	17,113
*	Adani Power Ltd.	13,306,545	16,986
	Bata India Ltd.	873,971	16,137
	United Breweries Ltd.	975,604	15,941
	Glenmark Pharmaceuticals Ltd.	2,049,334	15,936
	Persistent Systems Ltd.	572,789	15,730
	Manappuram Finance Ltd.	7,835,113	15,719
	Reliance Industries Ltd.	1,084,144	15,690
	Natco Pharma Ltd.	1,281,730	15,496
	Coromandel International Ltd.	1,543,917	15,445
*,2	RBL Bank Ltd.	6,137,943	15,332
*	Dalmia Bharat Ltd.	750,183	15,219
	Oracle Financial Services Software Ltd.	324,114	15,211
*	Apollo Tyres Ltd.	5,093,906	14,837
*	AIA Engineering Ltd.	576,320	14,478
	Escorts Ltd.	951,066	14,330
	Emami Ltd.	2,157,238	14,297
	Kansai Nerolac Paints Ltd.	1,828,812	13,699
	Pfizer Ltd.	192,026	13,667
	ABB India Ltd.	726,732	13,527
*	Jubilant Pharmova Ltd.	1,258,936	13,525
	Varun Beverages Ltd.	1,054,626	13,514
	Rajesh Exports Ltd.	1,919,818	13,504
	Indian Hotels Co. Ltd.	8,917,647	13,379
	Hindustan Zinc Ltd.	3,236,547	13,313
*	Relaxo Footwears Ltd.	1,109,820	13,091
*	JK Cement Ltd.	345,290	13,064
	Whirlpool of India Ltd.	435,108	13,037
	Alkem Laboratories Ltd.	349,447	13,005
*,2	Syngene International Ltd.	1,738,022	12,963
*	Vodafone Idea Ltd.	114,883,548	12,904
	Sundram Fasteners Ltd.	1,365,034	12,859
	Can Fin Homes Ltd.	1,618,777	12,680
[2]	L&T Technology Services Ltd.	342,716	12,606
	Gujarat State Petronet Ltd.	3,465,812	12,604
*	3M India Ltd.	36,160	12,444
*	Aditya Birla Capital Ltd.	7,900,988	12,190
*	Oberoi Realty Ltd.	1,644,293	12,136
*,2	IndiaMart InterMesh Ltd.	113,045	12,111
	Castrol India Ltd.	7,003,778	11,874
*	Bank of Baroda	13,155,075	11,825
*	Indiabulls Housing Finance Ltd.	4,853,887	11,823
	Kajaria Ceramics Ltd.	955,641	11,762
	Bayer CropScience Ltd.	161,799	11,667
*	Bharat Heavy Electricals Ltd.	17,619,481	11,455
*	Cyient Ltd.	1,146,406	11,389
*	L&T Finance Holdings Ltd.	9,569,912	11,209
*	City Union Bank Ltd.	4,957,683	11,143
	IIFL Finance Ltd.	3,087,053	11,112
*	Amber Enterprises India Ltd.	262,538	10,960
*,2	General Insurance Corp. of India	3,883,732	10,721
*	IDFC Ltd.	15,013,367	10,716
	National Aluminium Co. Ltd.	12,200,450	10,616
70

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
[2]	Indian Energy Exchange Ltd.	2,105,643	10,512
	GlaxoSmithKline Pharmaceuticals Ltd.	533,547	10,506
	NHPC Ltd.	31,985,425	10,458
	Suven Pharmaceuticals Ltd.	1,432,804	10,453
*	Intellect Design Arena Ltd.	1,134,823	10,409
	Mahanagar Gas Ltd.	682,162	10,346
*	Aditya Birla Fashion & Retail Ltd.	4,326,920	10,197
	Sanofi India Ltd.	99,070	10,094
[2]	Metropolis Healthcare Ltd.	310,962	10,049
*	Vaibhav Global Ltd.	178,013	10,009
*	PVR Ltd.	654,232	9,996
	Coforge Ltd.	257,957	9,970
*	HEG Ltd.	320,753	9,943
*	Aavas Financiers Ltd.	321,418	9,856
*	Dhani Services Ltd.	4,065,964	9,668
	JB Chemicals & Pharmaceuticals Ltd.	511,713	9,630
[2]	Nippon Life India Asset Management Ltd.	2,070,254	9,537
*	Zydus Wellness Ltd.	332,929	9,421
*	Just Dial Ltd.	787,786	9,307
*	Graphite India Ltd.	942,482	9,294
	Exide Industries Ltd.	3,853,933	9,238
	Tanla Platforms Ltd.	761,206	9,069
*	Polycab India Ltd.	451,260	8,921
[2]	Mindspace Business Parks REIT	2,187,200	8,839
*	Phoenix Mills Ltd.	904,871	8,739
*	Blue Star Ltd.	764,902	8,713
	Granules India Ltd.	1,932,825	8,691
*	KEC International Ltd.	1,595,451	8,626
	Schaeffler India Ltd.	120,469	8,501
*	Alembic Pharmaceuticals Ltd.	637,088	8,468
	Sun TV Network Ltd.	1,144,188	8,375
*	Thermax Ltd.	415,714	8,278
*,2	Endurance Technologies Ltd.	475,675	8,275
*	Canara Bank	4,260,590	7,954
	Gillette India Ltd.	106,818	7,913
	Strides Pharma Science Ltd.	668,159	7,786
	Sterlite Technologies Ltd.	2,503,633	7,766
	JSW Energy Ltd.	5,255,705	7,758
	Central Depository Services India Ltd.	711,593	7,736
*	Affle India Ltd.	103,362	7,679
[2]	Eris Lifesciences Ltd.	941,806	7,647
*,2	Quess Corp. Ltd.	897,150	7,594
	Vinati Organics Ltd.	327,472	7,493
	Ajanta Pharma Ltd.	297,718	7,391
	CESC Ltd.	893,985	7,333
	Sonata Software Ltd.	949,083	7,329
*	GMR Infrastructure Ltd.	23,559,848	7,285
*	CG Power & Industrial Solutions Ltd.	7,744,668	7,267
*	Redington India Ltd.	2,997,276	7,209
	Birlasoft Ltd.	2,148,831	7,108
	Chambal Fertilizers & Chemicals Ltd.	2,409,688	7,057
*	Godrej Industries Ltd.	1,025,254	7,043
*	Cholamandalam Financial Holdings Ltd.	911,796	6,979
	EPL Ltd.	2,301,513	6,969
	Orient Electric Ltd.	1,898,504	6,897
*	EID Parry India Ltd.	1,465,134	6,839
	Procter & Gamble Health Ltd.	79,145	6,804
	Radico Khaitan Ltd.	871,103	6,660
*	Punjab National Bank	14,175,800	6,651
*	Ratnamani Metals & Tubes Ltd.	253,887	6,625
	Akzo Nobel India Ltd.	218,316	6,604
71

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Suzlon Energy Ltd.	101,227,670	6,559
	CRISIL Ltd.	261,297	6,552
	Minda Industries Ltd.	923,328	6,523
	Aegis Logistics Ltd.	1,572,735	6,446
	India Cements Ltd.	2,915,434	6,412
	Hindustan Aeronautics Ltd.	493,050	6,360
	Balrampur Chini Mills Ltd.	1,678,182	6,315
	Oil India Ltd.	3,797,282	6,235
*	Prestige Estates Projects Ltd.	1,701,475	6,231
	NCC Ltd.	6,041,621	6,071
*	TeamLease Services Ltd.	138,036	6,061
	Bombay Burmah Trading Co.	387,466	6,060
	Rallis India Ltd.	1,599,947	6,052
	Firstsource Solutions Ltd.	3,955,143	6,008
*	Narayana Hrudayalaya Ltd.	1,050,546	5,766
[2]	ICICI Securities Ltd.	922,560	5,645
*	Infibeam Avenues Ltd.	10,335,474	5,476
	Sumitomo Chemical India Ltd.	1,342,393	5,413
	Timken India Ltd.	280,807	5,318
	Bajaj Consumer Care Ltd.	1,406,214	5,312
	Lakshmi Machine Works Ltd.	62,246	5,245
	Zensar Technologies Ltd.	1,459,612	5,204
*	Brigade Enterprises Ltd.	1,542,034	5,200
*	Westlife Development Ltd.	871,989	5,135
*	CreditAccess Grameen Ltd.	634,395	5,087
*	Ceat Ltd.	271,842	5,085
	Vakrangee Ltd.	7,065,244	4,850
	Edelweiss Financial Services Ltd.	6,063,160	4,776
	Great Eastern Shipping Co. Ltd.	1,109,988	4,711
*	Bank of India	5,234,255	4,677
[2]	Godrej Agrovet Ltd.	687,193	4,626
	DCM Shriram Ltd.	488,577	4,624
*	V-Guard Industries Ltd.	1,526,092	4,590
	AstraZeneca Pharma India Ltd.	86,982	4,586
*	Welspun India Ltd.	4,268,646	4,574
	TTK Prestige Ltd.	45,789	4,570
	Gujarat Pipavav Port Ltd.	3,473,277	4,313
	Motilal Oswal Financial Services Ltd.	494,126	4,247
	NBCC India Ltd.	7,751,625	4,238
*	Yes Bank Ltd.	21,002,133	4,119
*	Alok Industries Ltd.	15,821,397	4,114
*	V-Mart Retail Ltd.	114,492	4,094
*	Karur Vysya Bank Ltd.	5,618,887	3,948
	eClerx Services Ltd.	233,523	3,921
	Avanti Feeds Ltd.	592,609	3,888
	JM Financial Ltd.	3,537,744	3,827
	Rain Industries Ltd.	1,504,675	3,631
*	Union Bank of India	7,749,795	3,571
	Symphony Ltd.	223,751	3,549
*,2	PNB Housing Finance Ltd.	691,291	3,469
	Sobha Ltd.	522,118	3,417
*	EIH Ltd.	2,879,603	3,359
	Welspun Corp. Ltd.	1,719,548	3,304
*	Wockhardt Ltd.	475,809	3,300
*	WABCO India Ltd.	35,923	3,275
*	KRBL Ltd.	1,307,115	3,249
[2]	Dilip Buildcon Ltd.	440,610	3,243
	Finolex Cables Ltd.	661,974	3,226
*	Mahindra CIE Automotive Ltd.	1,325,339	3,049
	PTC India Ltd.	2,745,224	3,003
	Kaveri Seed Co. Ltd.	354,789	2,889
72

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Indiabulls Real Estate Ltd.	2,531,021	2,634
	IRB Infrastructure Developers Ltd.	1,849,471	2,607
*	TV18 Broadcast Ltd.	5,500,453	2,512
*	DCB Bank Ltd.	2,053,949	2,507
*	Sun Pharma Advanced Research Co. Ltd.	1,060,355	2,499
*	IFCI Ltd.	16,868,857	2,473
	Gateway Distriparks Ltd.	888,149	2,433
	Century Textiles & Industries Ltd.	371,197	2,407
	Jindal Saw Ltd.	2,047,039	2,358
*	Indian Bank	1,560,105	2,310
*	Future Retail Ltd.	3,183,519	2,194
	Care Ratings Ltd.	303,379	2,047
*	Mangalore Refinery & Petrochemicals Ltd.	3,416,852	1,991
	Multi Commodity Exchange of India Ltd.	99,264	1,976
*	Karnataka Bank Ltd.	2,087,701	1,727
*	Raymond Ltd.	387,920	1,679
	Engineers India Ltd.	1,624,165	1,591
	Equitas Holdings Ltd.	1,448,624	1,579
*	South Indian Bank Ltd.	13,773,631	1,475
*	Hindustan Construction Co. Ltd.	9,420,683	971
*	Future Consumer Ltd.	9,354,209	877
	GE Power India Ltd.	196,440	688
	Advanced Enzyme Technologies Ltd.	91,085	492
*	Suvidhaa Infoserve Ltd.	676,313	310
*	DRC Systems India Ltd.	12,543	44
*,3	Amtek Auto Ltd.	472,160	18
			13,064,514
Indonesia (1.41%)
	Bank Central Asia Tbk. PT	131,513,350	291,139
	Bank Rakyat Indonesia Persero Tbk. PT	730,524,858	204,426
	Telkom Indonesia Persero Tbk. PT	634,899,252	140,278
	Bank Mandiri Persero Tbk. PT	254,448,375	108,334
	Astra International Tbk. PT	277,800,081	105,574
	Charoen Pokphand Indonesia Tbk. PT	104,783,823	51,087
	Bank Negara Indonesia Persero Tbk. PT	93,252,676	36,702
	Unilever Indonesia Tbk. PT	82,086,055	34,072
	United Tractors Tbk. PT	21,816,127	31,930
	Semen Indonesia Persero Tbk. PT	41,928,110	30,214
	Indofood Sukses Makmur Tbk. PT	62,789,908	28,321
	Tower Bersama Infrastructure Tbk. PT	143,098,485	27,588
	Kalbe Farma Tbk. PT	268,684,684	26,780
	Sarana Menara Nusantara Tbk. PT	335,430,800	26,457
	Indah Kiat Pulp & Paper Tbk. PT	38,011,468	23,886
*	Barito Pacific Tbk. PT	337,237,750	23,314
	Aneka Tambang Tbk.	121,205,810	20,796
	Indofood CBP Sukses Makmur Tbk. PT	32,222,147	19,397
	Indocement Tunggal Prakarsa Tbk. PT	19,260,701	17,104
*	Gudang Garam Tbk. PT	6,639,830	16,579
	Adaro Energy Tbk. PT	187,206,779	16,097
	Ciputra Development Tbk. PT	204,142,050	16,066
	Japfa Comfeed Indonesia Tbk. PT	103,089,300	15,031
	Mitra Keluarga Karyasehat Tbk. PT	72,690,100	13,173
	Perusahaan Gas Negara Tbk. PT	150,221,179	12,701
*	Pakuwon Jati Tbk. PT	341,832,267	12,526
*	Lippo Karawaci Tbk. PT	825,285,488	12,208
	Pabrik Kertas Tjiwi Kimia Tbk. PT	17,601,400	12,120
	Hanjaya Mandala Sampoerna Tbk. PT	123,742,574	11,282
*	Summarecon Agung Tbk. PT	162,500,692	10,882
	Ace Hardware Indonesia Tbk. PT	99,744,556	10,215
	Bukit Asam Tbk. PT	61,355,744	10,040
*	Surya Citra Media Tbk. PT	81,365,331	8,857
73

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Jasa Marga Persero Tbk. PT	30,840,704	8,849
*	Bumi Serpong Damai Tbk. PT	108,682,401	8,833
*	Vale Indonesia Tbk. PT	27,185,247	8,648
*	Bank Syariah Indonesia Tbk. PT	47,534,187	7,495
	Bank BTPN Syariah Tbk. PT	32,837,600	7,417
	XL Axiata Tbk. PT	51,370,098	7,410
	Mayora Indah Tbk. PT	40,570,500	6,908
*	Medco Energi Internasional Tbk. PT	145,498,442	6,710
*	Indosat Tbk. PT	13,532,700	6,150
*	Bank Tabungan Negara Persero Tbk. PT	51,171,038	5,617
*	Bank Bukopin Tbk. PT	167,471,600	5,466
*	Mitra Adiperkasa Tbk. PT	98,246,126	5,439
	AKR Corporindo Tbk. PT	22,157,425	5,006
	Indo Tambangraya Megah Tbk. PT	5,875,980	4,821
*	Smartfren Telecom Tbk. PT	792,022,400	4,610
*	Media Nusantara Citra Tbk. PT	67,013,424	4,541
	Waskita Karya Persero Tbk. PT	55,410,398	4,251
*	Timah Tbk. PT	35,541,874	4,241
	Wijaya Karya Persero Tbk. PT	42,060,470	4,182
*	Matahari Department Store Tbk. PT	30,406,367	3,783
	Astra Agro Lestari Tbk. PT	5,273,013	3,400
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,618,295	3,393
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	33,538,499	3,223
*	Bank Pan Indonesia Tbk. PT	50,780,400	3,160
*	Panin Financial Tbk. PT	221,435,431	2,957
	PP Persero Tbk. PT	32,052,095	2,699
*	Krakatau Steel Persero Tbk. PT	52,760,546	2,295
*	Alam Sutera Realty Tbk. PT	164,634,154	2,254
	Ramayana Lestari Sentosa Tbk. PT	39,045,066	2,094
*	Global Mediacom Tbk. PT	105,147,203	1,950
	Adhi Karya Persero Tbk. PT	24,013,406	1,918
*	Kresna Graha Investama Tbk. PT	181,775,948	1,875
*,3	Trada Alam Minera Tbk. PT	487,603,966	1,688
	Surya Semesta Internusa Tbk. PT	51,470,798	1,601
*	Eagle High Plantations Tbk. PT	157,727,663	1,254
*	Smartfren Telecom Tbk. PT Rights Exp. 05/04/2021	15,231,200	517
*	Totalindo Eka Persada Tbk. PT	39,623,495	137
*,3	Sigmagold Inti Perkasa Tbk. PT	14,934,100	52
			1,582,020
Kuwait (0.63%)
	National Bank of Kuwait SAKP	92,866,804	253,145
	Kuwait Finance House KSCP	59,434,701	142,314
	Mobile Telecommunications Co. KSCP	28,731,376	57,386
	Ahli United Bank BSC	76,989,032	53,053
	Agility Public Warehousing Co. KSC	14,678,481	46,055
*	Boubyan Bank KSCP	13,294,606	28,863
	Gulf Bank KSCP	25,553,656	18,369
	Mabanee Co. KPSC	7,834,298	18,154
	Boubyan Petrochemicals Co. KSCP	5,294,782	16,239
	Humansoft Holding Co. KSC	1,395,124	15,229
*	Warba Bank KSCP	12,886,097	10,792
	National Industries Group Holding SAK	14,102,856	10,144
	Qurain Petrochemical Industries Co.	6,035,622	8,605
*	Burgan Bank SAK	10,458,473	7,801
*	Kuwait International Bank KSCP	8,688,204	6,249
	Kuwait Projects Co. Holding KSCP	9,619,863	5,005
*	Alimtiaz Investment Group KSC	10,182,693	4,284
*	Integrated Holding Co. KCSC	1,979,421	2,692
			704,379
74

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
Malaysia (2.00%)
	Public Bank Bhd.	211,715,290	214,346
	Malayan Banking Bhd.	80,729,412	162,139
	Tenaga Nasional Bhd.	52,978,851	128,734
	Top Glove Corp. Bhd.	74,167,890	102,087
	CIMB Group Holdings Bhd.	94,856,108	95,762
	Petronas Chemicals Group Bhd.	40,067,212	80,137
	Press Metal Aluminium Holdings Bhd.	51,448,340	65,261
	Axiata Group Bhd.	63,560,749	60,016
	Sime Darby Plantation Bhd.	50,304,779	55,719
	IHH Healthcare Bhd.	41,933,555	55,040
	DiGi.Com Bhd.	51,961,733	53,133
	Hartalega Holdings Bhd.	20,849,410	52,238
	Dialog Group Bhd.	64,694,660	47,958
	IOI Corp. Bhd.	44,588,790	44,501
	Maxis Bhd.	38,624,860	43,360
	PPB Group Bhd.	9,386,660	42,373
	Genting Bhd.	32,419,924	39,373
	Hong Leong Bank Bhd.	8,819,472	38,336
	MISC Bhd.	22,730,196	37,587
	Kuala Lumpur Kepong Bhd.	6,522,292	35,009
	Supermax Corp. Bhd.	23,473,812	34,455
	Petronas Gas Bhd.	8,028,863	30,825
	RHB Bank Bhd.	21,845,500	27,759
	Sime Darby Bhd.	50,047,636	27,602
*	Gamuda Bhd.	31,618,817	27,231
	Inari Amertron Bhd.	31,104,800	26,103
	Nestle Malaysia Bhd.	769,557	25,484
	Petronas Dagangan Bhd.	5,007,807	24,612
	Genting Malaysia Bhd.	34,113,437	23,962
	Telekom Malaysia Bhd.	16,240,578	22,624
	IJM Corp. Bhd.	45,657,334	21,718
	QL Resources Bhd.	13,374,030	19,751
	AMMB Holdings Bhd.	27,166,345	19,742
	Kossan Rubber Industries	18,093,600	19,565
	Malaysia Airports Holdings Bhd.	12,541,330	18,316
	HAP Seng Consolidated Bhd.	9,033,400	17,702
	Westports Holdings Bhd.	14,960,401	15,692
	Frontken Corp. Bhd.	20,351,850	15,547
	Bursa Malaysia Bhd.	7,455,300	15,341
	TIME dotCom Bhd.	4,453,600	15,084
	My EG Services Bhd.	30,449,450	14,456
	Hong Leong Financial Group Bhd.	3,240,841	13,109
	Pentamaster Corp. Bhd.	8,510,750	12,071
	VS Industry Bhd.	17,427,450	11,801
	Heineken Malaysia Bhd.	1,839,500	11,574
	Carlsberg Brewery Malaysia Bhd.	2,045,200	11,420
*	YTL Corp. Bhd.	65,296,150	11,386
	Malaysian Pacific Industries Bhd.	1,156,300	10,931
	Fraser & Neave Holdings Bhd.	1,430,000	10,458
	IGB REIT	23,800,070	10,163
*	Alliance Bank Malaysia Bhd.	15,758,817	9,995
	D&O Green Technologies Bhd.	8,708,500	9,925
	Genting Plantations Bhd.	4,495,200	9,570
	Sunway REIT	24,052,800	8,802
	Sunway Bhd.	22,030,245	8,706
	IOI Properties Group Bhd.	25,570,580	8,542
	ViTrox Corp. Bhd.	2,143,004	8,395
	Yinson Holdings Bhd.	6,464,900	8,232
	KPJ Healthcare Bhd.	32,898,600	8,189
	Sime Darby Property Bhd.	49,532,542	8,031
75

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Scientex Bhd.	7,777,200	7,956
	Axis REIT	15,251,500	7,330
	Malakoff Corp. Bhd.	34,285,300	7,069
	British American Tobacco Malaysia Bhd.	1,929,034	6,749
[2]	Lotte Chemical Titan Holding Bhd.	7,770,147	6,117
	Serba Dinamik Holdings Bhd.	14,828,738	5,988
	Berjaya Sports Toto Bhd.	11,568,943	5,761
	UWC Bhd.	3,870,100	5,630
	DRB-Hicom Bhd.	12,096,400	5,621
	Mega First Corp. Bhd.	3,125,600	5,555
	Magnum Bhd.	10,469,155	5,390
	Astro Malaysia Holdings Bhd.	21,222,673	5,129
*	Sapura Energy Bhd.	144,428,622	4,710
	Malaysia Building Society Bhd.	29,435,100	4,522
*	Bumi Armada Bhd.	45,234,728	4,488
*	SP Setia Bhd. Group	17,561,845	4,414
*	AirAsia Group Bhd.	20,384,358	4,322
	AEON Credit Service M Bhd.	1,407,100	4,256
*	Berjaya Corp. Bhd.	46,389,396	3,790
	Syarikat Takaful Malaysia Keluarga Bhd.	3,375,300	3,672
	Cahya Mata Sarawak Bhd.	7,274,600	3,634
*	Padini Holdings Bhd.	4,938,237	3,493
	Malaysian Resources Corp. Bhd.	29,404,100	3,225
	Bermaz Auto Bhd.	8,565,500	3,094
	Leong Hup International Bhd.	16,617,600	2,877
*	UEM Sunrise Bhd.	22,236,000	2,304
*	Velesto Energy Bhd.	50,233,127	2,008
	FGV Holdings Bhd.	5,597,000	1,882
*	WCT Holdings Bhd.	11,862,044	1,504
	Muhibbah Engineering M Bhd.	4,828,400	1,177
*	Pos Malaysia Bhd.	4,869,000	1,039
*	Velesto Energy Bhd. Warrants Exp. 10/18/2024	20,487,189	425
*	Sunway Bhd. Warrants Exp. 10/03/2024	3,473,743	335
*	YTL Power International Bhd.	1,270,700	225
*	Serba Dinamik Holdings Bhd. Warrants Exp. 12/05/2024	4,443,960	212
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/2027	3,624,441	111
	Frontken Corp. Bhd. Warrants Exp. 12/31/2025	6,783,950	—
			2,243,994
Mexico (2.07%)
	America Movil SAB de CV Series L	421,721,135	294,582
	Wal-Mart de Mexico SAB de CV	70,456,237	230,634
	Grupo Financiero Banorte SAB de CV	39,801,898	226,449
	Grupo Mexico SAB de CV Series B Class B	43,487,843	196,583
	Fomento Economico Mexicano SAB de CV	24,956,410	193,287
*	Cemex SAB de CV	208,556,317	165,655
*	Grupo Televisa SAB Series CPO	30,850,081	76,543
	Grupo Bimbo SAB de CV Series A Class A	30,078,142	60,195
	Grupo Elektra SAB de CV	795,382	59,754
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,114,758	52,579
	Fibra Uno Administracion SA de CV	40,443,802	49,933
*	Grupo Aeroportuario del Sureste SAB de CV Class B	2,698,641	45,643
	Orbia Advance Corp. SAB de CV	14,531,075	40,529
	Coca-Cola Femsa SAB de CV	7,482,044	35,026
	Arca Continental SAB de CV	6,220,615	33,306
	Gruma SAB de CV Class B	2,724,282	29,626
*	Grupo Aeroportuario del Centro Norte SAB de CV Class B	4,471,430	27,804
*	Infraestructura Energetica Nova SAB de CV	6,490,368	27,801
*	Grupo Financiero Inbursa SAB de CV	29,736,161	27,627
	Promotora y Operadora de Infraestructura SAB de CV	3,084,954	23,840
*	Industrias Penoles SAB de CV	1,783,522	22,968
76

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Kimberly-Clark de Mexico SAB de CV Class A	12,004,962	20,742
	Becle SAB de CV	7,872,718	18,775
*	Grupo Carso SAB de CV Series A1	6,487,642	18,495
*	Telesites SAB de CV	18,581,667	17,548
	PLA Administradora Industrial S de RL de CV	11,526,054	17,542
*	Regional SAB de CV	3,429,308	17,422
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	10,609,404	17,236
	Alfa SAB de CV Class A	24,549,711	17,173
*,2	Banco del Bajio SA	10,192,618	16,162
	Corp. Inmobiliaria Vesta SAB de CV	8,290,212	16,157
	Grupo Cementos de Chihuahua SAB de CV	2,248,307	15,976
	Megacable Holdings SAB de CV	4,357,313	15,941
	Bolsa Mexicana de Valores SAB de CV	6,828,675	15,149
	Qualitas Controladora SAB de CV	2,498,852	13,577
	La Comer SAB de CV	7,231,431	13,480
	Prologis Property Mexico SA de CV	6,204,927	13,303
[2]	Macquarie Mexico Real Estate Management SA de CV	11,206,547	13,299
*	Alsea SAB de CV	7,653,817	12,450
	El Puerto de Liverpool SAB de CV	2,782,339	11,770
*	Genomma Lab Internacional SAB de CV Class B	10,963,251	10,954
	Grupo Comercial Chedraui SA de CV	6,616,408	10,269
*	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	7,800,154	8,802
	Industrias Bachoco SAB de CV Series B Class B	2,266,241	8,360
*	Gentera SAB de CV	14,201,144	7,137
	Grupo Herdez SAB de CV Series BLANK	3,032,027	6,378
	Grupo Lala SAB de CV Class B	7,786,265	5,739
	Alpek SAB de CV Class A	5,055,420	5,630
*	Controladora Nemak SAB de CV	40,079,711	5,481
*	Axtel SAB de CV	18,070,586	4,844
*	Grupo Rotoplas SAB de CV	2,433,945	4,281
	Concentradora Fibra Danhos SA de CV	3,159,946	3,731
*	Unifin Financiera SAB de CV	2,696,990	3,129
*,2	Nemak SAB de CV	10,255,308	3,007
*	Credito Real SAB de CV SOFOM ER	3,040,683	1,373
*,3	Empresas ICA SAB de CV	104,678	8
			2,311,684
Pakistan (0.08%)
*	Lucky Cement Ltd.	2,571,112	14,032
	Engro Corp. Ltd.	4,434,856	8,550
	Habib Bank Ltd.	9,444,422	7,682
	MCB Bank Ltd.	7,233,182	7,645
	Hub Power Co. Ltd.	14,191,423	6,932
	Pakistan State Oil Co. Ltd.	4,890,390	6,759
	Oil & Gas Development Co. Ltd.	8,901,889	5,293
	Pakistan Petroleum Ltd.	9,772,177	5,156
	Fauji Fertilizer Co. Ltd.	6,846,566	4,700
	Pakistan Oilfields Ltd.	1,984,851	4,569
	Bank Alfalah Ltd.	20,910,387	3,933
	United Bank Ltd.	4,186,912	3,442
	Searle Co. Ltd.	1,411,699	2,094
	Kot Addu Power Co. Ltd.	7,660,721	1,896
*	National Bank of Pakistan	8,308,700	1,778
	Nishat Mills Ltd.	2,814,900	1,580
	Millat Tractors Ltd.	210,055	1,429
	SUI Northern Gas Pipeline	5,506,800	1,365
*	SUI Southern Gas Co. Ltd.	13,644,531	1,060
*	DG Khan Cement Co. Ltd.	1,376,548	992
	Engro Fertilizers Ltd.	2,060,495	899
			91,786
77

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
Philippines (0.81%)
	SM Investments Corp.	6,603,737	131,781
	SM Prime Holdings Inc.	122,414,878	87,493
	Ayala Land Inc.	110,762,727	73,896
	Ayala Corp.	4,604,125	70,786
	BDO Unibank Inc.	27,554,169	58,929
	JG Summit Holdings Inc.	42,236,048	46,232
	Bank of the Philippine Islands	25,019,768	43,009
	International Container Terminal Services Inc.	15,089,661	40,710
	Universal Robina Corp.	12,404,161	35,261
	PLDT Inc.	1,285,689	33,937
	Metropolitan Bank & Trust Co.	24,564,985	22,421
	Jollibee Foods Corp.	5,787,349	21,147
	Manila Electric Co.	3,693,583	20,901
	Metro Pacific Investments Corp.	199,127,579	16,730
	Globe Telecom Inc.	415,502	15,800
	Security Bank Corp.	6,377,144	15,265
	GT Capital Holdings Inc.	1,396,112	15,194
	San Miguel Food & Beverage Inc.	9,076,400	12,562
	Alliance Global Group Inc.	53,705,167	11,663
	San Miguel Corp.	4,875,770	11,633
	Puregold Price Club Inc.	13,852,392	10,727
	LT Group Inc.	38,478,550	10,719
	Megaworld Corp.	162,443,303	10,606
	Aboitiz Power Corp.	21,745,229	10,385
	Robinsons Retail Holdings Inc.	8,877,801	9,687
	Robinsons Land Corp.	28,157,907	9,566
	Wilcon Depot Inc.	19,050,100	6,959
	First Gen Corp.	10,354,346	6,685
*	Bloomberry Resorts Corp.	47,719,249	6,426
	DMCI Holdings Inc.	54,780,197	6,033
	Century Pacific Food Inc.	13,546,587	5,623
*	Manila Water Co. Inc.	15,509,628	4,743
	Nickel Asia Corp.	40,091,703	4,610
	Semirara Mining & Power Corp. Class A	17,065,928	4,355
	D&L Industries Inc.	28,594,290	4,283
	AC Energy Corp.	28,152,300	3,975
	Vista Land & Lifescapes Inc.	53,845,600	3,930
*	Cebu Air Inc.	2,539,953	2,554
*,2	CEMEX Holdings Philippines Inc.	80,382,544	1,934
	Filinvest Land Inc.	39,672,351	897
			910,047
Poland (0.00%)
*,3	getBACK SA	245,053	242
Qatar (0.79%)
	Qatar National Bank QPSC	61,090,658	299,934
	Industries Qatar QSC	26,306,011	97,068
	Qatar Islamic Bank SAQ	16,332,838	78,019
	Masraf Al Rayan QSC	47,539,556	58,335
	Commercial Bank PSQC	28,080,428	41,607
	Qatar Fuel QSC	6,866,277	34,226
	Qatar Electricity & Water Co. QSC	7,086,228	33,469
	Qatar Gas Transport Co. Ltd.	38,350,704	33,190
	Mesaieed Petrochemical Holding Co.	61,249,336	32,396
	Qatar International Islamic Bank QSC	10,535,506	26,742
	Barwa Real Estate Co.	26,817,810	23,796
	Ooredoo QPSC	11,727,365	22,814
	Qatar Aluminum Manufacturing Co.	39,012,389	16,709
*	Qatar Insurance Co. SAQ	22,528,013	15,498
	Doha Bank QPSC	21,414,873	15,468
78

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Vodafone Qatar QSC	23,790,399	11,581
	United Development Co. QSC	24,513,420	10,675
*	Ezdan Holding Group QSC	21,378,331	10,223
	Al Meera Consumer Goods Co. QSC	1,342,490	7,094
*	Gulf International Services QSC	12,506,581	5,359
	Medicare Group	1,907,307	4,969
			879,172
Romania (0.03%)
	Banca Transilvania SA	55,955,470	34,032
	Societatea Nationala Nuclearelectrica SA	345,179	2,312
			36,344
Russia (2.68%)
	Sberbank of Russia PJSC	141,911,352	560,654
	Gazprom PJSC	144,430,619	440,350
	LUKOIL PJSC	4,958,709	382,389
	Novatek PJSC	9,910,625	178,746
	MMC Norilsk Nickel PJSC	398,625	135,995
[1]	MMC Norilsk Nickel PJSC ADR	3,111,054	105,498
	Novatek PJSC GDR	483,402	87,053
	Tatneft PJSC ADR	1,957,355	78,611
	Tatneft PJSC	9,711,025	65,357
	Surgutneftegas PJSC Preference Shares	113,651,823	64,742
	Rosneft Oil Co. PJSC GDR	9,320,161	64,291
	Severstal PAO	2,328,133	54,891
	Mobile TeleSystems PJSC ADR	6,393,416	54,152
	Rosneft Oil Co. PJSC	7,149,915	49,884
	Polyus PJSC GDR	527,371	48,854
	Alrosa PJSC	33,567,760	48,491
	Moscow Exchange MICEX-RTS PJSC	20,534,838	48,294
	VTB Bank PJSC	69,384,223,072	47,403
	Magnit PJSC GDR	3,182,533	44,814
	Novolipetsk Steel PJSC GDR	1,197,754	42,078
	Transneft PJSC Preference Shares	21,768	41,008
	Inter RAO UES PJSC	504,971,670	32,911
	PhosAgro PJSC GDR	1,451,373	26,663
	Surgutneftegas PJSC ADR	5,555,465	24,870
	Magnitogorsk Iron & Steel Works PJSC	27,560,177	23,871
*	United Co. RUSAL International PJSC	34,691,220	23,312
	Magnit PJSC	303,226	20,608
	Polyus PJSC	108,944	20,082
	Detsky Mir PJSC	9,820,301	19,678
	RusHydro PJSC	1,629,818,418	17,761
	Sistema PJSFC GDR	1,934,593	17,229
	Rostelecom PJSC	11,378,868	15,699
	Surgutneftegas PJSC	33,454,549	15,131
*	Credit Bank of Moscow PJSC	153,573,600	13,851
	Novolipetsk Steel PJSC	3,888,297	13,723
	Federal Grid Co. Unified Energy System PJSC	3,800,704,717	10,750
*	Aeroflot PJSC	12,439,909	10,606
	ROSSETI PJSC	419,739,584	7,950
	Unipro PJSC	165,853,198	6,330
	Tatneft PJSC Preference Shares	1,016,190	6,303
	LSR Group PJSC Class A	460,988	4,932
	Severstal PAO GDR	206,805	4,867
	Mosenergo PJSC	145,621,234	4,317
	Bashneft PJSC Preference Shares	227,820	3,569
	OGK-2 PJSC	302,841,880	3,179
	M.Video PJSC	331,881	3,004
	Rosseti Lenenergo PJSC Preference Shares	1,372,446	2,920
*	Mechel PJSC	2,989,465	2,887
79

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	TGC-1 PJSC	10,414,590,345	1,648
	Bashneft PJSC	72,116	1,496
	ENEL RUSSIA PJSC	126,293,000	1,313
*	Mechel PJSC ADR	164,675	316
	Mechel PJSC Preference Shares	122,630	126
			3,005,457
Saudi Arabia (3.26%)
	Al Rajhi Bank	16,797,727	442,271
*	Saudi National Bank	28,741,511	435,174
	Saudi Basic Industries Corp.	12,417,930	409,258
[2]	Saudi Arabian Oil Co.	34,959,574	329,643
	Saudi Telecom Co.	8,258,047	279,224
	Riyad Bank	20,187,596	143,384
*	Saudi British Bank	12,058,707	98,717
*	Saudi Arabian Mining Co.	5,431,498	82,668
	Banque Saudi Fransi	7,925,810	82,354
	Saudi Electricity Co.	10,972,178	75,969
	Alinma Bank	13,806,650	72,903
	SABIC Agri-Nutrients Co.	2,359,910	65,945
	Yanbu National Petrochemical Co.	3,270,922	63,508
*	Bank AlBilad	5,188,548	51,740
	Arab National Bank	8,424,421	51,036
	Almarai Co. JSC	3,532,625	50,607
*	Saudi Kayan Petrochemical Co.	10,332,552	49,985
	Jarir Marketing Co.	832,386	44,143
*	Etihad Etisalat Co.	5,357,803	44,104
	Dr Sulaiman Al Habib Medical Services Group Co.	1,074,685	43,213
	Savola Group	3,688,443	39,207
	Sahara International Petrochemical Co.	5,082,566	36,752
	Advanced Petrochemical Co.	1,493,482	32,245
*	Mouwasat Medical Services Co.	663,796	31,324
	Saudi Industrial Investment Group	3,119,302	29,410
*	Bank Al-Jazira	5,779,111	29,383
*	Bupa Arabia for Cooperative Insurance Co.	878,587	27,036
*	Mobile Telecommunications Co. Saudi Arabia	6,268,713	25,259
*	National Industrialization Co.	4,612,504	23,549
	Abdullah Al Othaim Markets Co.	625,748	22,448
	Southern Province Cement Co.	976,807	21,974
	National Petrochemical Co.	1,695,017	21,859
	Saudi Cement Co.	1,059,010	18,285
*	Rabigh Refining & Petrochemical Co.	3,200,783	17,428
*	Emaar Economic City	5,920,660	16,899
*	Dar Al Arkan Real Estate Development Co.	5,532,022	15,209
	Arabian Centres Co. Ltd.	2,298,088	15,190
*	Co. for Cooperative Insurance	726,034	15,008
	Qassim Cement Co.	628,367	14,160
	United Electronics Co.	430,711	13,808
	Yanbu Cement Co.	1,101,492	12,618
*	Yamama Cement Co.	1,417,182	12,589
*	Saudi Ground Services Co.	1,262,786	11,755
*	Saudi Research & Marketing Group	467,425	11,258
*	Saudi Airlines Catering Co.	539,242	10,942
*	Seera Group Holding	2,040,936	10,830
	Saudia Dairy & Foodstuff Co.	218,489	9,816
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	817,122	9,741
	Aldrees Petroleum & Transport Services Co.	561,393	9,444
	Dallah Healthcare Co.	487,374	8,263
	City Cement Co.	989,247	8,249
*	Saudi Ceramic Co.	573,392	7,638
*	National Agriculture Development Co.	701,651	7,596
80

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Eastern Province Cement Co.	586,658	7,596
	Najran Cement Co.	1,165,955	7,557
*	Al Hammadi Co. for Development & Investment	820,416	7,503
	Arabian Cement Co.	665,600	7,486
	Jadwa REIT Saudi Fund	1,824,211	7,483
	Northern Region Cement Co.	1,320,800	6,220
*	Saudi Real Estate Co.	1,168,835	5,986
*	Saudi Public Transport Co.	911,818	5,891
*	Leejam Sports Co. JSC	289,063	5,696
*	Saudi Chemical Co. Holding	550,457	5,553
*	Aseer Trading Tourism & Manufacturing Co.	844,387	5,427
	United International Transportation Co.	476,695	5,416
*	Fawaz Abdulaziz Al Hokair & Co.	906,592	5,220
*	Dur Hospitality Co.	599,871	5,120
*	National Medical Care Co.	303,331	4,652
*	National Gas & Industrialization Co.	465,005	4,573
	Herfy Food Services Co.	266,997	4,331
	Bawan Co.	445,710	4,320
	Astra Industrial Group	491,756	4,117
*	Al Jouf Cement Co.	1,049,330	3,898
*	Middle East Healthcare Co.	386,483	3,853
*	Tabuk Cement Co.	643,569	3,440
*	Zamil Industrial Investment Co.	459,729	3,234
*	Methanol Chemicals Co.	759,691	2,917
*	Mediterranean & Gulf Insurance & Reinsurance Co.	439,347	2,884
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	384,629	2,292
	Arriyadh Development Co.	346,175	2,082
	Hail Cement Co.	397,578	2,039
			3,649,804
South Africa (4.29%)
	Naspers Ltd.	5,825,830	1,325,842
	FirstRand Ltd.	67,436,208	237,213
	Impala Platinum Holdings Ltd.	10,636,284	198,750
	Sibanye Stillwater Ltd.	39,762,681	184,992
*	MTN Group	24,648,804	155,946
	Standard Bank Group Ltd.	17,517,468	142,464
*	Sasol Ltd.	7,977,920	134,213
*	Capitec Bank Holdings Ltd.	1,191,955	122,042
	AngloGold Ashanti Ltd.	5,758,774	118,788
	Gold Fields Ltd.	11,972,337	112,347
	Anglo American Platinum Ltd.	818,931	111,834
*	Bid Corp. Ltd.	4,541,594	89,513
	Sanlam Ltd.	22,411,333	86,525
*	Absa Group Ltd.	9,655,370	81,410
*	Northam Platinum Ltd.	4,642,638	79,838
	Vodacom Group Ltd.	7,856,697	68,113
	Shoprite Holdings Ltd.	6,623,866	66,012
*	Aspen Pharmacare Holdings Ltd.	5,502,323	61,233
	Clicks Group Ltd.	3,412,862	56,913
	Bidvest Group Ltd.	4,851,196	56,019
[1]	Remgro Ltd.	7,346,491	55,743
	MultiChoice Group	6,332,513	54,498
	Old Mutual Ltd.	62,227,736	54,166
*	Discovery Ltd.	5,549,195	50,387
*	Nedbank Group Ltd.	4,638,817	47,264
	Mr Price Group Ltd.	3,709,898	46,410
	Growthpoint Properties Ltd.	45,890,625	45,927
*	Woolworths Holdings Ltd.	12,489,460	42,371
[1]	Exxaro Resources Ltd.	3,655,539	38,342
	NEPI Rockcastle plc	5,667,829	38,166
*	Foschini Group Ltd.	4,768,853	37,822
81

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Reinet Investments SCA	1,951,720	37,541
	Kumba Iron Ore Ltd.	774,712	35,108
	SPAR Group Ltd.	2,733,746	34,508
	Harmony Gold Mining Co. Ltd.	6,991,403	31,510
	Tiger Brands Ltd.	2,061,269	27,695
	African Rainbow Minerals Ltd.	1,383,475	25,825
*	Sappi Ltd.	7,123,849	23,985
*	Life Healthcare Group Holdings Ltd.	18,175,018	23,858
	Rand Merchant Investment Holdings Ltd.	10,844,153	22,011
*	Redefine Properties Ltd.	73,800,007	21,994
	AVI Ltd.	4,463,753	21,798
*	Netcare Ltd.	20,960,931	21,750
	Truworths International Ltd.	6,135,015	20,374
	Pick n Pay Stores Ltd.	5,005,720	18,723
*	Barloworld Ltd.	2,526,924	16,653
	Investec Ltd.	4,299,597	16,347
	Fortress REIT Ltd. Class A (XJSE)	15,986,517	16,283
*	Transaction Capital Ltd.	7,141,036	16,150
*,2	Pepkor Holdings Ltd.	13,631,929	15,136
	Momentum Metropolitan Holdings	11,085,523	14,766
	Motus Holdings Ltd.	2,353,411	14,749
	Coronation Fund Managers Ltd.	3,703,747	14,078
	Royal Bafokeng Platinum Ltd.	1,840,202	13,930
	Resilient REIT Ltd.	3,945,715	13,611
	PSG Group Ltd.	2,260,321	11,668
	Telkom SA SOC Ltd.	4,222,569	11,435
	AECI Ltd.	1,579,879	11,073
*	Santam Ltd.	609,692	10,772
	Equites Property Fund Ltd.	7,335,597	10,240
*	KAP Industrial Holdings Ltd.	36,584,891	10,218
*	Super Group Ltd.	5,227,401	10,149
	JSE Ltd.	1,209,737	9,774
	Vukile Property Fund Ltd.	12,410,070	9,534
*	Distell Group Holdings Ltd.	1,087,722	9,453
*,2	Dis-Chem Pharmacies Ltd.	5,610,889	9,086
*,1	Steinhoff International Holdings NV (XJSE)	58,897,394	8,885
	Hyprop Investments Ltd.	3,942,083	8,271
	Imperial Logistics Ltd.	2,475,568	8,093
	Reunert Ltd.	2,393,911	8,038
*	Omnia Holdings Ltd.	2,222,784	7,813
	Ninety One Ltd.	2,186,601	7,258
	Advtech Ltd.	7,329,448	6,969
*	Liberty Holdings Ltd.	1,703,165	6,760
*	MAS Real Estate Inc.	5,602,006	6,664
	Cashbuild Ltd.	297,249	6,278
	DRDGOLD Ltd.	5,866,315	5,829
	Irongate Group	5,484,457	5,717
	Investec Property Fund Ltd.	7,527,582	5,715
	Astral Foods Ltd.	535,740	5,103
	SA Corporate Real Estate Ltd.	34,506,381	5,056
*	EPP NV	6,202,151	5,047
*	Massmart Holdings Ltd.	1,360,236	5,040
*	Attacq Ltd.	9,912,267	4,996
*	DataTec Ltd.	2,421,219	4,757
*	Wilson Bayly Holmes-Ovcon Ltd.	615,686	4,551
*	Fortress REIT Ltd. Class B (XJSE)	18,331,336	4,240
*	Famous Brands Ltd.	1,060,005	4,228
	Raubex Group Ltd.	2,286,937	4,163
	Emira Property Fund Ltd.	5,597,714	3,834
*	Tsogo Sun Gaming Ltd.	7,199,183	3,223
*	Long4Life Ltd.	10,663,095	3,069
82

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Sun International Ltd.	2,900,321	3,018
	Hudaco Industries Ltd.	383,847	2,908
*	Zeder Investments Ltd.	13,001,432	2,832
*	Curro Holdings Ltd.	3,526,773	2,788
	Allied Electronics Corp. Ltd. Class A	3,383,202	2,761
*	Hosken Consolidated Investments Ltd.	622,421	2,664
*	Blue Label Telecoms Ltd.	8,442,071	2,503
	Alexander Forbes Group Holdings Ltd.	8,424,381	2,216
*,1	Brait plc	10,744,448	1,972
	Adcock Ingram Holdings Ltd.	125,714	374
*	Steinhoff International Holdings NV (XETR)	1,075,902	161
			4,806,682
Taiwan (18.27%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	241,921,285	5,094,771
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	17,578,753	2,052,144
	MediaTek Inc.	20,338,630	852,648
	Hon Hai Precision Industry Co. Ltd.	163,647,761	672,764
	Delta Electronics Inc.	29,908,356	320,406
	Formosa Plastics Corp.	67,118,057	253,730
	Nan Ya Plastics Corp.	77,152,819	242,451
	China Steel Corp.	170,470,308	238,575
	Fubon Financial Holding Co. Ltd.	100,371,474	229,994
	Cathay Financial Holding Co. Ltd.	112,049,826	209,179
	CTBC Financial Holding Co. Ltd.	249,924,062	203,399
	ASE Technology Holding Co. Ltd.	46,814,723	195,627
	United Microelectronics Corp.	94,827,270	189,134
	Novatek Microelectronics Corp.	8,126,560	179,294
	Uni-President Enterprises Corp.	65,869,868	176,430
	Mega Financial Holding Co. Ltd.	147,970,503	172,704
	E.Sun Financial Holding Co. Ltd.	164,934,931	158,944
	Largan Precision Co. Ltd.	1,405,076	155,441
	Formosa Chemicals & Fibre Corp.	46,836,449	151,844
	Yuanta Financial Holding Co. Ltd.	163,548,210	151,696
[1]	United Microelectronics Corp. ADR	13,168,758	130,634
	Asustek Computer Inc.	9,675,937	129,596
	Realtek Semiconductor Corp.	6,822,959	128,715
	Chunghwa Telecom Co. Ltd.	31,490,663	128,366
	Chailease Holding Co. Ltd.	17,790,092	128,197
	Quanta Computer Inc.	36,410,200	127,436
*	Innolux Corp.	118,813,372	126,844
	Taiwan Cement Corp.	67,568,753	125,754
	Yageo Corp.	6,299,169	121,321
*	AU Optronics Corp.	98,652,549	115,488
	First Financial Holding Co. Ltd.	137,479,627	112,441
	Taiwan Cooperative Financial Holding Co. Ltd.	135,505,738	103,625
*	Evergreen Marine Corp. Taiwan Ltd.	34,227,897	96,294
	Hotai Motor Co. Ltd.	4,328,154	93,133
	Hua Nan Financial Holdings Co. Ltd.	134,883,135	91,618
	Globalwafers Co. Ltd.	2,887,810	88,509
	China Development Financial Holding Corp.	185,031,653	86,192
	Accton Technology Corp.	7,588,610	85,927
	Silergy Corp.	822,890	84,577
	Airtac International Group	2,007,581	83,789
	Chunghwa Telecom Co. Ltd. ADR	2,038,730	83,282
	Taiwan Mobile Co. Ltd.	22,416,941	80,191
	Win Semiconductors Corp.	5,839,519	76,175
	Advantech Co. Ltd.	5,954,361	75,340
	President Chain Store Corp.	7,711,449	74,532
	Unimicron Technology Corp.	18,216,979	74,396
	Taishin Financial Holding Co. Ltd.	146,023,700	73,614
	Pegatron Corp.	27,454,213	71,893
83

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Shanghai Commercial & Savings Bank Ltd.	46,186,350	71,594
	Catcher Technology Co. Ltd.	10,001,956	70,581
	Formosa Petrochemical Corp.	18,365,977	67,882
	Lite-On Technology Corp.	29,815,084	67,567
	SinoPac Financial Holdings Co. Ltd.	140,530,618	66,682
	Far Eastern New Century Corp.	55,645,963	65,997
	Micro-Star International Co. Ltd.	9,679,200	63,399
	Walsin Technology Corp.	6,983,521	59,962
	Chang Hwa Commercial Bank Ltd.	91,981,914	58,826
	Asia Cement Corp.	32,970,510	58,649
	Shin Kong Financial Holding Co. Ltd.	155,492,214	56,046
	Hiwin Technologies Corp.	3,649,819	55,065
	Winbond Electronics Corp.	41,908,452	52,939
	Vanguard International Semiconductor Corp.	12,505,640	52,906
	Sino-American Silicon Products Inc.	7,584,742	52,739
	Giant Manufacturing Co. Ltd.	4,124,423	52,375
	Eclat Textile Co. Ltd.	2,697,209	51,644
	Compal Electronics Inc.	57,487,900	51,238
	Cheng Shin Rubber Industry Co. Ltd.	25,975,095	50,098
	Far EasTone Telecommunications Co. Ltd.	21,488,035	50,036
	Acer Inc.	40,425,897	49,408
	Pou Chen Corp.	37,660,021	47,821
*	Yang Ming Marine Transport Corp.	16,758,725	47,328
	Walsin Lihwa Corp.	43,326,405	47,133
	Feng TAY Enterprise Co. Ltd.	6,357,132	47,055
	Phison Electronics Corp.	2,150,080	46,020
	Wistron Corp.	39,418,535	45,900
	Parade Technologies Ltd.	934,290	45,811
	Inventec Corp.	42,869,966	41,595
	Macronix International Co. Ltd.	25,167,737	40,864
	Merida Industry Co. Ltd.	3,341,526	39,751
	Powertech Technology Inc.	9,966,550	39,512
	Chroma ATE Inc.	5,655,280	39,080
	Foxconn Technology Co. Ltd.	15,678,663	38,508
	WPG Holdings Ltd.	20,828,720	38,307
	Synnex Technology International Corp.	19,022,800	37,780
	Nanya Technology Corp.	11,463,878	37,123
	Wiwynn Corp.	1,137,280	36,989
*	HannStar Display Corp.	33,776,193	35,078
	Tripod Technology Corp.	7,046,040	34,995
	Wan Hai Lines Ltd.	10,283,460	34,737
	ASPEED Technology Inc.	458,010	34,188
	eMemory Technology Inc.	932,100	33,985
	Taiwan High Speed Rail Corp.	29,199,912	32,819
	Zhen Ding Technology Holding Ltd.	8,679,710	32,763
*	Nan Ya Printed Circuit Board Corp.	2,849,521	32,257
	Elan Microelectronics Corp.	4,176,870	31,700
	Voltronic Power Technology Corp.	694,325	31,557
	Teco Electric & Machinery Co. Ltd.	25,234,320	31,426
*	Oneness Biotech Co. Ltd.	3,733,000	31,270
	Simplo Technology Co. Ltd.	2,346,310	31,243
	TA Chen Stainless Pipe	18,176,694	31,019
	Gigabyte Technology Co. Ltd.	7,022,850	30,718
	Ruentex Development Co. Ltd.	15,966,270	30,278
	Nien Made Enterprise Co. Ltd.	1,873,560	30,221
	E Ink Holdings Inc.	12,627,440	29,810
	Radiant Opto-Electronics Corp.	6,320,751	28,962
*	Taiwan Glass Industry Corp.	23,786,290	28,716
	King Yuan Electronics Co. Ltd.	15,716,280	27,721
*	China Airlines Ltd.	36,265,146	27,483
	China Life Insurance Co. Ltd.	28,245,138	26,747
84

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Elite Material Co. Ltd.	4,181,156	26,413
	Taiwan Business Bank	72,404,544	26,396
	YFY Inc.	19,091,703	25,947
	momo.com Inc.	706,000	25,834
	Sinbon Electronics Co. Ltd.	2,782,475	25,780
	Chicony Electronics Co. Ltd.	8,505,458	25,608
	ITEQ Corp.	4,880,445	25,604
	Qisda Corp.	19,702,620	25,560
*,1	AU Optronics Corp. ADR	2,167,010	25,203
	Tung Ho Steel Enterprise Corp.	11,835,660	25,074
	IBF Financial Holdings Co. Ltd.	38,460,479	24,359
	Nantex Industry Co. Ltd.	4,964,000	24,306
	Compeq Manufacturing Co. Ltd.	15,709,760	24,299
	Makalot Industrial Co. Ltd.	2,700,808	23,670
	Eternal Materials Co. Ltd.	14,452,630	23,635
	Chipbond Technology Corp.	8,512,130	23,489
	Lien Hwa Industrial Holdings Corp.	13,296,882	23,406
	ENNOSTAR Inc.	8,072,297	23,250
	China Petrochemical Development Corp.	41,004,730	23,248
	Taiwan Fertilizer Co. Ltd.	10,260,186	22,354
*	Poya International Co. Ltd.	1,018,233	22,176
	Eva Airways Corp.	32,856,760	22,119
	Genius Electronic Optical Co. Ltd.	1,129,299	22,071
	Cheng Loong Corp.	13,560,230	21,659
	ASMedia Technology Inc.	519,857	21,611
	AP Memory Technology Corp.	780,060	21,524
	Capital Securities Corp.	31,149,773	21,457
*	Medigen Vaccine Biologics Corp.	2,117,732	21,412
	King's Town Bank Co. Ltd.	13,635,340	21,068
	Fitipower Integrated Technology Inc.	1,799,000	20,926
	Highwealth Construction Corp.	12,081,321	19,535
	Great Wall Enterprise Co. Ltd.	9,058,599	19,398
	Elite Semiconductor Microelectronics Technology Inc.	3,269,000	19,367
	USI Corp.	12,975,861	19,158
	FLEXium Interconnect Inc.	4,447,990	18,871
	TXC Corp.	4,120,630	18,690
	International Games System Co. Ltd.	664,300	18,306
	United Integrated Services Co. Ltd.	2,073,800	18,039
	Lotes Co. Ltd.	930,748	17,978
	Taiwan Surface Mounting Technology Corp.	4,331,110	17,928
	Shinkong Synthetic Fibers Corp.	20,684,400	17,890
	Formosa Taffeta Co. Ltd.	14,328,632	16,947
*	FocalTech Systems Co. Ltd.	2,417,482	16,903
	Global Unichip Corp.	1,168,960	16,655
	Goldsun Building Materials Co. Ltd.	16,310,415	16,604
	Tainan Spinning Co. Ltd.	16,133,000	16,334
*	Chung Hung Steel Corp.	10,671,000	16,170
	Taichung Commercial Bank Co. Ltd.	37,305,721	15,946
*	Wisdom Marine Lines Co. Ltd.	6,295,155	15,940
*	United Renewable Energy Co. Ltd.	30,419,470	15,548
	U-Ming Marine Transport Corp.	6,026,108	15,170
	Nan Kang Rubber Tire Co. Ltd.	9,731,390	15,087
*	Grand Pacific Petrochemical	12,596,304	15,063
	Kinsus Interconnect Technology Corp.	3,999,530	15,012
	Bizlink Holding Inc.	1,620,128	14,994
*	HTC Corp.	10,047,301	14,883
	RichWave Technology Corp.	762,000	14,655
	Ruentex Industries Ltd.	4,750,591	14,437
	Sitronix Technology Corp.	1,291,070	14,391
	Taiwan Union Technology Corp.	3,397,052	14,287
*	Yieh Phui Enterprise Co. Ltd.	18,353,928	14,229
85

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Mitac Holdings Corp.	12,991,901	14,142
	ChipMOS Technologies Inc.	8,352,148	14,122
	President Securities Corp.	13,196,386	14,089
	UPC Technology Corp.	12,915,041	13,957
	Wafer Works Corp.	6,744,281	13,883
	Tong Hsing Electronic Industries Ltd.	2,009,453	13,772
	CTCI Corp.	9,643,510	13,615
	Solar Applied Materials Technology Corp.	6,857,607	13,611
	Far Eastern Department Stores Ltd.	15,176,878	13,577
	Fusheng Precision Co. Ltd.	1,641,920	13,558
	TSRC Corp.	10,365,940	13,325
	International CSRC Investment Holdings Co.	12,114,270	13,135
	Standard Foods Corp.	6,413,603	13,030
	Taiwan Secom Co. Ltd.	3,811,876	13,011
	Advanced Ceramic X Corp.	683,105	12,975
	Longchen Paper & Packaging Co. Ltd.	12,359,606	12,868
	Coretronic Corp.	5,865,900	12,865
*	Yulon Motor Co. Ltd.	7,917,444	12,859
	Taiwan Paiho Ltd.	3,659,140	12,633
	Kenda Rubber Industrial Co. Ltd.	7,686,000	12,574
*	Microbio Co. Ltd.	5,390,000	12,473
	General Interface Solution Holding Ltd.	2,791,070	12,308
	TCI Co. Ltd.	1,411,549	12,165
	Kinpo Electronics	18,897,670	12,078
	Transcend Information Inc.	4,192,069	12,066
*	XinTec Inc.	2,182,225	12,053
	Merry Electronics Co. Ltd.	2,667,901	12,018
	Visual Photonics Epitaxy Co. Ltd.	2,841,960	11,869
	Alchip Technologies Ltd.	670,463	11,833
	Hota Industrial Manufacturing Co. Ltd.	3,139,178	11,548
	ADATA Technology Co. Ltd.	2,657,000	11,399
	King Slide Works Co. Ltd.	883,000	11,357
	Taiwan Hon Chuan Enterprise Co. Ltd.	4,039,650	11,354
	Chilisin Electronics Corp.	2,848,851	11,247
	Ardentec Corp.	6,682,522	11,231
	Wistron NeWeb Corp.	4,212,787	11,189
	Getac Technology Corp.	5,328,420	10,966
	Huaku Development Co. Ltd.	3,149,200	10,668
	Yulon Finance Corp.	2,175,250	10,642
	Advanced Wireless Semiconductor Co.	1,894,266	10,476
	Sanyang Motor Co. Ltd.	8,924,330	10,330
	Asia Optical Co. Inc.	3,231,260	10,245
	Gudeng Precision Industrial Co. Ltd.	909,517	10,209
	Jentech Precision Industrial Co. Ltd.	1,118,570	10,196
	Pixart Imaging Inc.	1,451,680	10,186
	Hsin Kuang Steel Co. Ltd.	3,518,000	10,099
	Primax Electronics Ltd.	4,666,940	10,098
*	Center Laboratories Inc.	4,193,589	10,011
	Greatek Electronics Inc.	3,794,000	9,934
	Pan Jit International Inc.	4,715,740	9,891
	Charoen Pokphand Enterprise	3,449,676	9,821
	Sigurd Microelectronics Corp.	5,038,546	9,810
	Topco Scientific Co. Ltd.	2,006,342	9,774
*	Episil Holdings Inc.	4,210,000	9,736
*	Clevo Co.	8,329,000	9,681
	Run Long Construction Co. Ltd.	4,800,200	9,630
*	Gold Circuit Electronics Ltd.	4,918,090	9,591
	WT Microelectronics Co. Ltd.	4,886,651	9,587
	Cheng Uei Precision Industry Co. Ltd.	5,798,673	9,572
*	Via Technologies Inc.	5,062,620	9,553
	PChome Online Inc.	3,161,873	9,527
86

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Asia Vital Components Co. Ltd.	3,741,890	9,475
	Ta Ya Electric Wire & Cable	7,682,000	9,456
	Everlight Electronics Co. Ltd.	5,645,410	9,340
	Sercomm Corp.	3,461,600	9,151
*	China Motor Corp.	3,556,844	9,111
	Grape King Bio Ltd.	1,437,529	9,110
	Arcadyan Technology Corp.	2,269,219	9,109
	Chung-Hsin Electric & Machinery Manufacturing Corp.	4,747,000	9,026
	Tong Yang Industry Co. Ltd.	6,625,350	9,024
*	TPK Holding Co. Ltd.	4,633,288	9,000
	Holy Stone Enterprise Co. Ltd.	1,870,793	8,960
	Far Eastern International Bank	22,426,336	8,939
	Oriental Union Chemical Corp.	10,625,582	8,925
*	China Man-Made Fiber Corp.	19,252,900	8,858
	Cub Elecparts Inc.	1,063,008	8,840
	Farglory Land Development Co. Ltd.	4,280,550	8,820
	China General Plastics Corp.	5,577,073	8,727
	China Steel Chemical Corp.	2,053,000	8,683
*	PharmaEssentia Corp.	2,710,091	8,550
	Century Iron & Steel Industrial Co. Ltd.	2,042,000	8,465
	Foxsemicon Integrated Technology Inc.	996,642	8,462
	Sensortek Technology Corp.	336,000	8,460
*	OBI Pharma Inc.	1,779,917	8,330
*	Adimmune Corp.	4,375,825	8,325
	LandMark Optoelectronics Corp.	945,470	8,310
	Pegavision Corp.	511,000	8,307
	Shin Zu Shing Co. Ltd.	1,863,853	8,009
	Chong Hong Construction Co. Ltd.	2,691,000	7,982
	Wah Lee Industrial Corp.	2,699,210	7,949
	Sporton International Inc.	863,459	7,921
	Supreme Electronics Co. Ltd.	5,228,790	7,861
	TTY Biopharm Co. Ltd.	3,065,160	7,825
	Dynapack International Technology Corp.	1,836,000	7,689
	Andes Technology Corp.	435,000	7,670
	BES Engineering Corp.	19,381,000	7,479
	Taiwan Cogeneration Corp.	5,205,850	7,432
	Hannstar Board Corp.	4,192,685	7,425
*	Taiwan TEA Corp.	8,730,000	7,406
	Nan Pao Resins Chemical Co. Ltd.	1,286,000	7,378
	Sunny Friend Environmental Technology Co. Ltd.	896,000	7,350
	Pan-International Industrial Corp.	5,036,000	7,250
	Cleanaway Co. Ltd.	1,146,000	7,228
*	AmTRAN Technology Co. Ltd.	10,137,000	7,226
*	Asia Pacific Telecom Co. Ltd.	19,927,352	7,160
*	Lealea Enterprise Co. Ltd.	13,207,930	7,156
	St. Shine Optical Co. Ltd.	620,000	7,113
	Sonix Technology Co. Ltd.	1,824,000	7,107
	Kindom Development Co. Ltd.	4,546,000	7,068
	Faraday Technology Corp.	2,644,000	7,030
	Apex International Co. Ltd.	2,945,000	7,017
	Prince Housing & Development Corp.	15,547,270	7,004
*	RDC Semiconductor Co. Ltd.	714,000	6,920
	Career Technology MFG. Co. Ltd.	5,544,721	6,872
	Co-Tech Development Corp.	2,319,000	6,827
	Holtek Semiconductor Inc.	1,878,483	6,819
	Kaimei Electronic Corp.	1,544,000	6,790
	Thinking Electronic Industrial Co. Ltd.	1,029,000	6,731
	SDI Corp.	2,095,236	6,656
*	TaiMed Biologics Inc.	2,576,090	6,645
	Chang Wah Electromaterials Inc.	4,683,000	6,631
	Universal Vision Biotechnology Co. Ltd.	600,000	6,614
87

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Systex Corp.	2,013,000	6,593
	KMC Kuei Meng International Inc.	800,000	6,574
	Gourmet Master Co. Ltd.	981,469	6,530
	ITE Technology Inc.	1,519,000	6,529
*	D-Link Corp.	8,020,000	6,517
	Taiwan Semiconductor Co. Ltd.	3,261,290	6,507
	Test Research Inc.	2,789,660	6,459
*	TSEC Corp.	4,427,000	6,391
*	Mercuries Life Insurance Co. Ltd.	17,321,855	6,374
	Rexon Industrial Corp. Ltd.	1,896,000	6,356
	Chunghwa Precision Test Tech Co. Ltd.	240,153	6,345
	Taiwan PCB Techvest Co. Ltd.	3,394,000	6,328
	Silicon Integrated Systems Corp.	7,070,203	6,302
*	Tung Thih Electronic Co. Ltd.	871,000	6,289
	Fulgent Sun International Holding Co. Ltd.	1,455,893	6,288
	Unitech Printed Circuit Board Corp.	8,173,880	6,287
	Chicony Power Technology Co. Ltd.	2,364,000	6,264
	Chin-Poon Industrial Co. Ltd.	4,806,890	6,241
	Taiwan FamilyMart Co. Ltd.	653,000	6,213
*	Sunplus Technology Co. Ltd.	5,033,000	6,211
	Mercuries & Associates Holding Ltd.	7,372,824	6,198
	Global Mixed Mode Technology Inc.	824,000	6,197
	Taiwan Sakura Corp.	2,695,000	6,174
	CMC Magnetics Corp.	14,093,950	6,120
*	Phihong Technology Co. Ltd.	4,014,000	6,106
	Ennoconn Corp.	729,316	6,048
*	Unizyx Holding Corp.	4,418,000	6,042
	AURAS Technology Co. Ltd.	919,000	6,005
	Chia Hsin Cement Corp.	6,370,000	5,922
	Topkey Corp.	939,000	5,874
	AcBel Polytech Inc.	5,545,000	5,832
	YC INOX Co. Ltd.	5,299,800	5,795
	Taiwan Styrene Monomer	7,236,050	5,666
	China Metal Products	4,114,000	5,664
	Weltrend Semiconductor	1,901,567	5,549
	Lung Yen Life Service Corp.	2,978,000	5,542
	Darfon Electronics Corp.	3,034,000	5,534
	Soft-World International Corp.	1,305,000	5,506
	Hotai Finance Co. Ltd.	1,802,000	5,501
	Wowprime Corp.	821,000	5,473
*	Ho Tung Chemical Corp.	12,634,459	5,461
*	Ton Yi Industrial Corp.	9,910,000	5,461
*	Federal Corp.	5,954,040	5,429
	Nichidenbo Corp.	2,477,460	5,397
*	Motech Industries Inc.	4,012,574	5,265
	Formosa Sumco Technology Corp.	764,000	5,231
	Wei Chuan Foods Corp.	5,921,600	5,205
*	Gemtek Technology Corp.	4,169,000	5,128
	Aten International Co. Ltd.	1,618,740	5,123
	Sampo Corp.	4,557,800	5,098
	Sunonwealth Electric Machine Industry Co. Ltd.	2,699,000	5,096
	Radium Life Tech Co. Ltd.	10,880,760	5,085
	Egis Technology Inc.	871,100	5,078
	Kuoyang Construction Co. Ltd.	4,055,900	5,071
*	Li Peng Enterprise Co. Ltd.	9,936,000	5,012
	Nan Liu Enterprise Co. Ltd.	822,000	4,987
	Chlitina Holding Ltd.	661,000	4,972
	Innodisk Corp.	775,200	4,957
	Namchow Holdings Co. Ltd.	2,384,000	4,955
*	Chung Hwa Pulp Corp.	5,252,000	4,898
	Gloria Material Technology Corp.	6,453,640	4,881
88

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Swancor Holding Co. Ltd.	953,000	4,861
*	CSBC Corp. Taiwan	5,386,119	4,859
	TaiDoc Technology Corp.	794,000	4,857
*	Shining Building Business Co. Ltd.	8,770,638	4,802
*	Test Rite International Co. Ltd.	5,094,000	4,768
	Formosa International Hotels Corp.	868,000	4,636
	Zeng Hsing Industrial Co. Ltd.	725,000	4,630
	YungShin Global Holding Corp.	2,884,000	4,623
	Asia Polymer Corp.	3,688,000	4,618
	Evergreen International Storage & Transport Corp.	5,273,000	4,618
	Xxentria Technology Materials Corp.	1,840,000	4,609
	Syncmold Enterprise Corp.	1,417,500	4,551
*	Adlink Technology Inc.	1,932,895	4,513
	Orient Semiconductor Electronics Ltd.	6,664,792	4,349
	Altek Corp.	2,882,000	4,341
	Hu Lane Associate Inc.	1,078,300	4,328
*	OptoTech Corp.	4,291,987	4,319
	Kung Long Batteries Industrial Co. Ltd.	797,000	4,287
	Chief Telecom Inc.	408,000	4,285
	Johnson Health Tech Co. Ltd.	1,439,000	4,284
	Global Brands Manufacture Ltd.	3,379,000	4,275
	Sincere Navigation Corp.	3,656,240	4,255
	Flytech Technology Co. Ltd.	1,757,650	4,228
	Hung Sheng Construction Ltd.	5,211,464	4,225
	Dyaco International Inc.	1,124,000	4,213
	Machvision Inc.	416,306	4,196
	Depo Auto Parts Ind Co. Ltd.	1,799,000	4,169
	Ginko International Co. Ltd.	648,900	4,106
	Firich Enterprises Co. Ltd.	2,985,378	4,090
	Taiflex Scientific Co. Ltd.	1,971,920	4,078
	Kinik Co.	1,571,000	4,061
	Formosan Rubber Group Inc.	4,084,135	4,013
	Quanta Storage Inc.	2,078,000	4,007
*	Ritek Corp.	8,822,489	3,932
	Everlight Chemical Industrial Corp.	5,648,200	3,859
	ScinoPharm Taiwan Ltd.	3,739,576	3,830
	Fittech Co. Ltd.	580,491	3,808
	Elite Advanced Laser Corp.	1,666,349	3,791
	Nidec Chaun-Choung Technology Corp.	480,000	3,735
	TA-I Technology Co. Ltd.	1,349,750	3,695
	HannsTouch Solution Inc.	7,036,115	3,648
*	Roo Hsing Co. Ltd.	9,110,000	3,622
	Speed Tech Corp.	1,273,000	3,577
	Tyntek Corp.	3,436,000	3,570
*	Darwin Precisions Corp.	5,857,900	3,563
	Bank of Kaohsiung Co. Ltd.	8,400,250	3,554
	Rich Development Co. Ltd.	8,591,000	3,479
	Rechi Precision Co. Ltd.	3,808,000	3,372
*	Medigen Biotechnology Corp.	1,470,000	3,357
	Kuo Toong International Co. Ltd.	2,995,514	3,349
*	Taigen Biopharmaceuticals Holdings Ltd.	4,011,820	3,289
	IEI Integration Corp.	1,546,920	3,286
	Alpha Networks Inc.	2,610,772	3,272
	Yulon Nissan Motor Co. Ltd.	322,188	3,251
*	Lotus Pharmaceutical Co. Ltd.	1,133,000	3,235
*	Elitegroup Computer Systems Co. Ltd.	3,293,000	3,217
	CyberTAN Technology Inc.	4,414,000	3,199
	Huang Hsiang Construction Corp.	1,997,000	3,144
	Yeong Guan Energy Technology Group Co. Ltd.	1,032,180	3,143
*	Etron Technology Inc.	2,881,960	3,125
	China Chemical & Pharmaceutical Co. Ltd.	3,501,000	3,041
89

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
*	Dynamic Electronics Co. Ltd.	3,705,533	2,981
	FSP Technology Inc.	1,548,120	2,966
	PharmaEngine Inc.	1,112,457	2,859
*	Savior Lifetec Corp.	2,496,000	2,725
	Hong Pu Real Estate Development Co. Ltd.	3,153,000	2,675
	Infortrend Technology Inc.	3,282,000	2,673
	Ichia Technologies Inc.	3,652,000	2,672
*	Newmax Technology Co. Ltd.	1,301,000	2,655
*	Ambassador Hotel	2,408,000	2,523
	WUS Printed Circuit Co. Ltd.	2,013,156	2,490
	Brogent Technologies Inc.	475,820	2,370
*	AGV Products Corp.	5,064,370	2,353
	Globe Union Industrial Corp.	3,327,000	2,300
	Basso Industry Corp.	1,277,000	2,276
	KEE TAI Properties Co. Ltd.	5,952,000	2,276
	Posiflex Technology Inc.	787,764	2,203
*	Gigastorage Corp.	3,024,953	2,161
	TYC Brother Industrial Co. Ltd.	2,422,000	2,143
*	Zinwell Corp.	2,356,000	2,142
*	ALI Corp.	1,718,275	2,132
	Ability Enterprise Co. Ltd.	3,212,491	2,127
	Cathay Real Estate Development Co. Ltd.	2,643,984	2,025
	Tong-Tai Machine & Tool Co. Ltd.	2,993,000	2,009
	Sheng Yu Steel Co. Ltd.	1,532,000	2,002
	Concraft Holding Co. Ltd.	848,492	1,999
	Acter Group Corp. Ltd.	277,000	1,979
	China Electric Manufacturing Corp.	3,879,180	1,966
	Taiyen Biotech Co. Ltd.	1,596,000	1,956
	Iron Force Industrial Co. Ltd.	680,000	1,956
	Cyberlink Corp.	602,000	1,927
	CHC Healthcare Group	1,380,899	1,911
	Li Cheng Enterprise Co. Ltd.	1,898,996	1,887
	Jess-Link Products Co. Ltd.	1,279,750	1,884
	Gigasolar Materials Corp.	298,000	1,868
	Senao International Co. Ltd.	1,417,000	1,816
	Advanced International Multitech Co. Ltd.	603,000	1,813
	Toung Loong Textile Manufacturing	1,156,000	1,786
	Bioteque Corp.	394,000	1,762
*	Taiwan Land Development Corp.	6,793,000	1,689
*	GeneReach Biotechnology Corp.	304,000	1,310
*	Lingsen Precision Industries Ltd.	1,926,000	1,292
*,3	Pharmally International Holding Co. Ltd.	612,856	1,242
	Vivotek Inc.	351,349	1,040
	L&K Engineering Co. Ltd.	845,000	1,022
*,3	Unity Opto Technology Co. Ltd.	5,295,000	781
	Gamania Digital Entertainment Co. Ltd.	312,000	717
	Sinyi Realty Inc.	257,000	309
	Jih Sun Financial Holdings Co. Ltd.	344,000	159
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	2,219,000	—
*,3	XPEC Entertainment Inc.	988,965	—
*,3	E-Ton Solar Tech Co. Ltd.	843,673	—
*,3	Green Energy Technology Inc.	2,819,000	—
*,3	Ya Hsin Industrial Co. Ltd.	5,306,018	—
[3]	Supreme Electronics Co. Ltd. Rights Exp. 05/07/2021	552,585	—
			20,461,797
Thailand (2.60%)
[1]	PTT PCL (Foreign)	198,615,215	254,224
*	CP ALL PCL (Foreign)	67,644,121	135,709
	Airports of Thailand PCL (Foreign)	64,205,344	127,610
	Siam Commercial Bank PCL (Foreign)	35,333,490	119,024
	Siam Cement PCL NVDR	6,822,296	101,100
90

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Bangkok Dusit Medical Services PCL (Foreign)	119,264,745	83,068
	Advanced Info Service PCL (Foreign)	14,543,306	79,805
	Kasikornbank PCL (Foreign)	18,567,935	78,593
	PTT Exploration & Production PCL (Foreign)	20,370,884	77,457
	Siam Cement PCL (Foreign)	4,515,388	66,914
*	Minor International PCL (Foreign)	68,486,220	65,873
	PTT Global Chemical PCL (Foreign)	29,204,179	63,319
[1]	Gulf Energy Development PCL (Foreign)	53,671,015	59,354
[1]	Com7 PCL (Foreign)	24,688,400	58,339
	Intouch Holdings PCL NVDR	27,678,117	56,613
	Central Pattana PCL (Foreign)	33,246,824	55,676
	Charoen Pokphand Foods PCL (Foreign)	51,842,817	48,246
	Energy Absolute PCL (Foreign)	24,603,996	48,050
[1]	Central Retail Corp. PCL (Foreign)	40,857,700	45,829
	Delta Electronics Thailand PCL (Foreign)	3,761,000	42,532
[1]	Krungthai Card PCL (Foreign)	17,293,631	42,298
	Home Product Center PCL (Foreign)	84,782,484	38,313
	Indorama Ventures PCL (Foreign)	24,564,235	37,801
	BTS Group Holdings PCL (Foreign)	116,221,635	33,390
*	Bangkok Expressway & Metro PCL (Foreign)	122,636,722	31,487
[1]	Bangkok Bank PCL NVDR	7,501,500	29,221
[1]	Kasikornbank PCL NVDR	6,662,975	28,202
	Digital Telecommunications Infrastructure Fund	72,083,013	27,996
	Bangkok Bank PCL (Foreign)	7,118,741	27,730
	Land & Houses PCL NVDR	87,748,480	24,354
	Bumrungrad Hospital PCL (Foreign)	5,549,274	23,838
	Global Power Synergy PCL (Foreign)	10,008,440	23,342
	Srisawad Corp. PCL (Foreign)	8,673,803	23,175
	KCE Electronics PCL (Foreign)	12,369,114	23,071
	Thai Oil PCL (Foreign)	12,065,955	22,838
[1]	Banpu PCL (Foreign)	57,707,355	22,752
	Electricity Generating PCL (Foreign)	3,815,511	21,600
	Krung Thai Bank PCL (Foreign)	55,685,396	20,172
	TMB Bank PCL (Foreign)	532,824,100	19,989
	IRPC PCL (Foreign)	145,748,314	19,297
*	Bangkok Commercial Asset Management PCL (Foreign)	28,850,100	19,071
	Muangthai Capital PCL (Foreign)	9,167,345	18,819
[1]	Osotspa PCL (Foreign)	16,316,700	18,719
[1]	Sri Trang Gloves Thailand PCL (Foreign)	13,098,500	18,604
	Ratch Group PCL NVDR	10,979,168	17,792
[1]	Sri Trang Agro-Industry PCL (Foreign)	11,056,061	16,764
[1]	Jasmine Broadband Internet Infrastructure Fund	52,470,937	16,429
[1]	Berli Jucker PCL	14,274,590	16,251
	Thai Union Group PCL (Foreign)	33,029,279	15,999
[1]	Siam Global House PCL (Foreign)	22,004,536	15,798
	Tisco Financial Group PCL (Foreign)	5,277,168	15,656
*	Asset World Corp. PCL (Foreign)	93,340,000	14,249
	Thanachart Capital PCL (Foreign)	12,410,256	14,134
	True Corp. PCL (Foreign)	134,280,588	14,047
[1]	CPN Retail Growth Leasehold REIT	21,446,600	13,479
	Hana Microelectronics PCL (Foreign)	7,547,983	13,423
	B Grimm Power PCL (Foreign)	9,582,347	13,129
	Supalai PCL (Foreign)	19,318,885	12,710
[1]	Bangchak Corp. PCL (Foreign)	15,377,266	12,684
	Kiatnakin Phatra Bank PCL (Foreign)	6,291,270	11,755
[1]	VGI PCL (Foreign)	58,933,684	11,715
[1]	WHA Corp. PCL (Foreign)	106,682,506	11,564
	Mega Lifesciences PCL (Foreign)	10,003,300	11,142
	AEON Thana Sinsap Thailand PCL (Foreign)	1,446,800	10,301
	Carabao Group PCL (Foreign)	2,782,705	10,042
[1]	Tisco Financial Group PCL NVDR	3,244,993	9,627
91

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
[1]	Total Access Communication PCL NVDR	9,083,845	9,537
[1]	Thoresen Thai Agencies PCL (Foreign)	20,290,987	9,483
	AP Thailand PCL (Foreign)	33,561,842	9,264
[1]	TQM Corp. PCL (Foreign)	2,331,400	9,007
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	20,399,269	8,587
[1]	TOA Paint Thailand PCL (Foreign)	7,445,934	8,241
[1]	Dohome PCL (Foreign)	9,837,400	8,121
[1]	Sino-Thai Engineering & Construction PCL (Foreign)	17,042,563	7,926
	Chularat Hospital PCL (Foreign)	78,979,346	7,912
	Thailand Future Fund	27,916,700	7,842
*,1	CH Karnchang PCL (Foreign)	14,388,263	7,756
[1]	CK Power PCL (Foreign)	50,749,372	7,617
*,1	Central Plaza Hotel PCL (Foreign)	7,450,213	7,585
[1]	WHA Premium Growth Freehold & Leasehold REIT	16,824,300	7,130
	Krung Thai Bank PCL NVDR	19,542,000	7,079
[1]	TTW PCL (Foreign)	18,606,234	6,929
[1]	Quality Houses PCL (Foreign)	90,618,151	6,925
*,1	Gunkul Engineering PCL (Foreign)	51,146,166	6,890
[1]	Siam City Cement PCL (Foreign)	1,154,106	6,721
	JMT Network Services PCL (Foreign)	4,585,800	6,619
	TPI Polene PCL (Foreign)	94,560,561	6,618
*	BTS Rail Mass Transit Growth Infrastructure Fund	38,833,573	6,483
	Tipco Asphalt PCL (Foreign)	9,868,730	6,394
	Thai Vegetable Oil PCL (Foreign)	5,413,811	6,166
	Bangkok Land PCL (Foreign)	170,463,378	5,910
	Bangkok Chain Hospital PCL (Foreign)	9,623,945	5,590
*	Star Petroleum Refining PCL (Foreign)	18,171,668	5,459
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	13,856,100	5,386
*	Major Cineplex Group PCL (Foreign)	8,632,997	5,317
*	Super Energy Corp. PCL (Foreign)	173,390,819	5,278
[1]	Amata Corp. PCL (Foreign)	9,318,623	5,167
*,1	Bangkok Life Assurance PCL (Foreign)	6,428,814	5,165
[1]	Siam Makro PCL (Foreign)	4,220,600	5,117
[1]	Jasmine International PCL (Foreign)	52,586,055	4,897
*,1	Precious Shipping PCL (Foreign)	8,194,263	4,792
[1]	Banpu Power PCL (Foreign)	7,956,139	4,623
*,1	Esso Thailand PCL (Foreign)	16,305,473	4,454
	BCPG PCL (Foreign)	9,515,142	4,333
*	BEC World PCL (Foreign)	12,675,827	4,146
	Sansiri PCL (Foreign)	121,822,306	4,062
	TPI Polene Power PCL (Foreign)	28,678,800	4,015
	Thaifoods Group PCL (Foreign)	24,111,275	3,983
[1]	PTG Energy PCL (Foreign)	6,034,746	3,883
[1]	Ratchthani Leasing PCL (Foreign)	26,155,350	3,676
*	Pruksa Real Estate PCL (Foreign)	11,775,000	3,630
	Pruksa Holding PCL (Foreign)	8,560,530	3,518
	Plan B Media PCL (Foreign)	17,440,500	3,465
*,1	Italian-Thai Development PCL (Foreign)	53,232,231	3,125
	MK Restaurants Group PCL (Foreign)	1,889,900	3,095
	SPCG PCL (Foreign)	4,865,704	2,982
[1]	Thaicom PCL (Foreign)	8,311,185	2,828
	Siam Commercial Bank PCL NVDR	786,320	2,649
[1]	GFPT PCL (Foreign)	6,838,096	2,522
	IMPACT Growth REIT	4,062,400	2,386
*	MBK PCL (Foreign)	5,287,175	2,340
[1]	Taokaenoi Food & Marketing PCL (Foreign)	7,187,081	2,180
	Origin Property PCL (Foreign)	7,239,219	2,135
*	Bangkok Airways PCL (Foreign)	8,886,424	2,095
*	Samart Corp. PCL (Foreign)	6,186,920	2,085
92

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
[1]	LPN Development PCL (Foreign)	12,230,497	1,985
[1]	Workpoint Entertainment PCL (Foreign)	3,113,234	1,851
*,1	Unique Engineering & Construction PCL (Foreign)	7,464,209	1,581
*,1	U City PCL (Foreign)	57,031,569	1,554
	Univentures PCL (Foreign)	11,781,451	1,498
	Cal-Comp Electronics Thailand PCL (Foreign)	12,849,823	1,351
*,1	Thai Airways International PCL (Foreign)	14,720,268	940
	Mega Lifesciences PCL	317,300	353
	Ratch Group PCL (Foreign)	186,004	301
[1]	Maybank Kim Eng Securities Thailand PCL (Foreign)	563,800	226
*	JMT Network Services PCL Warrants Exp. 05/16/2022	469,812	173
	MBK PCL Warrants Exp. 12/31/2024	211,487	73
*	Minor International PCL Warrants Exp. 09/30/2021	2,740,538	59
	Thonburi Healthcare Group PCL (Foreign)	69,700	57
[3]	U City PCL Rights Exp. 12/31/2021	171,094,707	55
*	Samart Corp. PCL Warrants Exp. 05/17/2021	3,873,466	—
*	Bangkok Life Assurance PCL	577	—
	Thaifoods Group PCL Warrants Exp. 12/31/2024	2,411,127	—
			2,913,281
Turkey (0.52%)
	BIM Birlesik Magazalar A/S	6,428,445	50,392
	Eregli Demir ve Celik Fabrikalari TAS	19,377,457	44,475
	Turkcell Iletisim Hizmetleri A/S	16,134,957	28,880
	KOC Holding A/S	12,243,145	27,149
	Turkiye Garanti Bankasi A/S	30,221,465	26,343
	Akbank TAS	38,255,833	22,598
	Ford Otomotiv Sanayi A/S	906,457	19,265
*	Turkiye Petrol Rafinerileri A/S	1,808,200	19,170
*	Bera Holding A/S	4,471,136	17,683
	Turkiye Sise ve Cam Fabrikalari A/S	17,294,721	15,688
	Aselsan Elektronik Sanayi ve Ticaret A/S	8,515,464	15,439
*	Petkim Petrokimya Holding A/S	17,797,059	14,411
	Haci Omer Sabanci Holding A/S	12,526,639	12,271
	Turkiye Is Bankasi A/S Class C	20,530,331	12,124
*	Turk Hava Yollari AO	7,866,813	11,614
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	12,931,827	11,194
	Arcelik A/S	2,467,786	10,246
*	Sasa Polyester Sanayi A/S	2,361,556	10,185
*	Koza Altin Isletmeleri A/S	676,381	9,186
	Enka Insaat ve Sanayi A/S	9,477,476	8,997
*	Gubre Fabrikalari TAS	1,182,980	8,696
	Coca-Cola Icecek A/S	892,121	8,479
	Nuh Cimento Sanayi A/S	1,200,862	8,224
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,792,219	7,864
*	TAV Havalimanlari Holding A/S	2,372,031	6,176
*	Ulker Biskuvi Sanayi A/S	2,269,911	6,048
	Tofas Turk Otomobil Fabrikasi A/S	1,665,146	6,011
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	26,961,729	5,945
	Turk Telekomunikasyon A/S	7,575,026	5,823
*	Sok Marketler Ticaret A/S	3,697,717	5,405
	Yapi ve Kredi Bankasi A/S	20,730,625	5,251
	Tekfen Holding A/S	2,714,087	5,251
	Dogan Sirketler Grubu Holding A/S	13,114,112	4,667
*	Aksa Enerji Uretim A/S Class B	3,336,825	4,636
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,750,478	4,566
	AG Anadolu Grubu Holding A/S	1,743,478	4,531
	Turk Traktor ve Ziraat Makineleri A/S	178,642	4,513
*	Turkiye Halk Bankasi A/S	8,582,913	4,454
*	Pegasus Hava Tasimaciligi A/S	491,165	4,382
[2]	Enerjisa Enerji A/S	3,242,255	4,022
	Is Yatirim Menkul Degerler A/S	2,049,057	3,810
93

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
		Shares	Market Value ($000)
	Logo Yazilim Sanayi ve Ticaret A/S	189,385	3,703
*	Turkiye Vakiflar Bankasi TAO	8,873,689	3,673
	Otokar Otomotiv ve Savunma Sanayi A/S	86,623	3,620
*	Vestel Elektronik Sanayi ve Ticaret A/S	1,015,165	3,535
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	1,896,865	3,431
	Borusan Yatirim ve Pazarlama A/S	77,070	3,326
	Iskenderun Demir ve Celik A/S	1,986,681	3,230
*,2	MLP Saglik Hizmetleri A/S Class B	1,023,742	3,024
	Aksa Akrilik Kimya Sanayii A/S	1,465,718	2,905
	EGE Endustri ve Ticaret A/S	16,393	2,809
*	Oyak Cimento Fabrikalari A/S	3,371,400	2,805
*	Migros Ticaret A/S	627,472	2,753
*,2	Mavi Giyim Sanayi ve Ticaret A/S Class B	482,709	2,534
	Turkiye Sinai Kalkinma Bankasi A/S	15,918,812	2,432
*	Hektas Ticaret TAS	2,373,387	2,355
	Kartonsan Karton Sanayi ve Ticaret A/S	380,490	2,336
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,456,375	2,209
	Turkiye Sigorta A/S	3,020,790	2,059
	Alarko Holding A/S	1,736,437	2,020
*	Kordsa Teknik Tekstil A/S	726,453	1,958
*	Hektas Ticaret TAS Rights Exp. 05/17/2021	1,174,162	1,790
	Aksigorta A/S	1,858,198	1,703
	Aygaz A/S	964,135	1,603
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,076,227	1,603
*	Zorlu Enerji Elektrik Uretim A/S	6,549,270	1,583
	Dogus Otomotiv Servis ve Ticaret A/S	444,130	1,429
*	Albaraka Turk Katilim Bankasi A/S	7,231,888	1,399
*	NET Holding A/S	1,995,322	1,386
*	Sekerbank Turk A/S	9,156,526	1,211
	Tat Gida Sanayi A/S	1,010,468	1,185
	Anadolu Anonim Turk Sigorta Sirketi	1,500,863	1,173
	Akcansa Cimento A/S	526,035	1,152
*	Konya Cimento Sanayii A/S	8,990	972
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	299,352	927
	Polisan Holding A/S	2,142,054	774
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	316,388	644
*	Is Gayrimenkul Yatirim Ortakligi A/S	2,844,842	640
*	Is Finansal Kiralama A/S	1,480,758	594
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	551,878	417
*	Cimsa Cimento Sanayi ve Ticaret A/S	138,665	369
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	109,741	47
*,3	Asya Katilim Bankasi A/S	6,317,442	—
			585,382
United Arab Emirates (0.70%)
	First Abu Dhabi Bank PJSC	59,377,119	229,800
	Emirates Telecommunications Group Co. PJSC	23,686,667	136,568
	Emirates NBD Bank PJSC	34,272,862	116,118
	Abu Dhabi Commercial Bank PJSC	35,246,982	60,034
	Aldar Properties PJSC	54,631,041	52,063
	Emaar Properties PJSC	49,484,210	49,959
	Dubai Islamic Bank PJSC	25,286,452	30,591
	Abu Dhabi Islamic Bank PJSC	18,206,598	23,866
*	Emaar Malls PJSC	28,236,589	14,076
	Dubai Investments PJSC	29,666,604	12,403
*	Air Arabia PJSC	32,500,184	11,282
*	Dana Gas PJSC	47,616,205	10,660
*	Emaar Development PJSC	11,187,145	8,309
*	Dubai Financial Market PJSC	23,157,693	6,682
	GFH Financial Group BSC	38,711,961	6,581
94

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
April 30, 2021
				Shares	Market Value ($000)
	Orascom Construction plc			751,442	4,075
*	DAMAC Properties Dubai Co. PJSC			12,200,354	3,974
*	RAK Properties PJSC			14,727,997	2,150
*	Union Properties PJSC			28,224,603	2,027
*,3	Arabtec Holding PJSC			10,929,061	1,577
*	Deyaar Development PJSC			19,735,903	1,431
*,3	Drake & Scull International PJSC			4,230,859	426
					784,652
Total Common Stocks (Cost $77,087,872)					111,024,396
		Coupon
Temporary Cash Investments (1.57%)
Money Market Fund (1.53%)
[4,5]	Vanguard Market Liquidity Fund	0.068%		17,108,795	1,710,879
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.04%)
[6]	United States Treasury Bill	0.081%	5/18/21	48,000	48,000
Total Temporary Cash Investments (Cost $1,758,589)					1,758,879
Total Investments (100.71%) (Cost $78,846,461)					112,783,275
Other Assets and Liabilities—Net (-0.71%)					(792,962)
Net Assets (100)%					111,990,313
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $722,277,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $3,887,659,000, representing 3.5% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $828,804,000 was received for securities on loan, of which $822,096,000 is held in Vanguard Market Liquidity Fund and $6,708,000 is held in cash.
6	Securities with a value of $44,577,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.
95

© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA5332 062021

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund, Vanguard Total World Stock Index Fund, Vanguard FTSE All-World ex-US Index Fund, Vanguard FTSE All-World ex-US Small-Cap Index Fund, and Vanguard Global ex-U.S. Real Estate Index Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 18, 2021

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: June 18, 2021

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference